UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04236

JPMorgan Trust II

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, NY 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, NY 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: Last day of February

Date of reporting period: March 1, 2017 through August 31, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Semi-Annual Report

J.P. Morgan Municipal Bond Funds

August 31, 2017 (Unaudited)

JPMorgan Municipal Income Fund

JPMorgan Ohio Municipal Bond Fund

JPMorgan Short-Intermediate Municipal Bond Fund

JPMorgan Tax Free Bond Fund

JPMorgan Ultra-Short Municipal Fund

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

CEO’S LETTER

October 11, 2017 (Unaudited)

Dear Shareholder,

The U.S. economy continued to expand through the six months ended August 31, 2017, amid continued low interest rates, rising corporate profits and growth in the leading economies of Europe, Asia and Latin America.

“We believe investors who maintain a properly diversified portfolio and a long term perspective will be best positioned to gain from opportunities presented by the current market environment.” — George C.W. Gatch

Synchronized economic growth in both developed market and emerging market nations helped drive global increases in investment, trade and employment. In turn, global corporate profits rose 25% in the second quarter of 2017, driven by growth in both revenue and profit margins.

In the U.S., the economic expansion entered its 98th consecutive month in August 2017, the third longest expansion on record. Over the course of the six month reporting period, the unemployment rate fell to 4.4% from 4.5%. In response, the U.S. Federal Reserve raised interest rates in both March and June of 2017, and signaled it would raise rates once more before the end of 2017.

Meanwhile, demand from overseas and a weakening U.S. dollar helped drive U.S. corporate profits to their highest levels in 13 years. In the second quarter of 2017, more than an estimated three-fourths of the companies in the Standard & Poor’s 500 Index (the “S&P 500”) reported earnings that surpassed analysts’ consensus estimates, according to Bloomberg News. U.S. corporations also took advantage of low interest rates and issued a record $1 trillion of bonds from January through August 2017.

Equity and bond markets generally provided investors with positive returns for the six month reporting period. A rally in the U.S. stock market, which followed the Republican Party’s success in the November 8, 2016 elections, extended well into 2017 amid investor expectations for tax cuts, infrastructure spending and regulatory reform. Equity prices continued to reach new record highs through August 2017. Financial market volatility held near 10-year lows, spiking only briefly in early August 2017 amid rising military tension between the U.S. and North Korea. For the six months ended August 31, 2017, the S&P 500 returned 5.4%, while the MSCI Europe, Australasia and Far East Index returned 12.8% and the MSCI Emerging Markets Index returned 17.8%.

The leading economies of Europe, Asia and Latin America provided a notable boost to global growth during the reporting period and the world’s central banks largely maintained accommodative policies that benefitted both corporations and investors. We believe investors who maintain a properly diversified portfolio and a long term perspective will be best positioned to gain from opportunities presented by the current market environment.

We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

CEO, Global Funds Management

J.P. Morgan Asset Management

AUGUST 31, 2017	J.P. MORGAN MUNICIPAL BOND FUNDS	1

J.P. Morgan Municipal Bond Funds

MARKET OVERVIEW

SIX MONTHS ENDED AUGUST 31, 2017 (Unaudited)

Global equity and bond markets generally had positive returns for the six month reporting period amid a surge in corporate profits, continued low interest rates and relatively steady economic growth.

Within fixed-income markets, high-yield bonds (also known as “junk bonds”) continued to outperform investment grade corporate debt and U.S. Treasury bonds throughout the six month reporting period. Notably, U.S. companies sold new bonds at a record pace in 2017 — more than $1 trillion combined — amid expectations for further interest rate increases by the U.S. Federal Reserve over the course of the year. U.S. financial market volatility remained historically low through July but then spiked briefly in early August amid rising tensions between the U.S. and North Korea.

Overall, municipal bonds produced positive returns amid fading investor expectation for changes in federal tax rates or increased infrastructure spending. For the six months August 31, 2017, the Bloomberg Barclays Municipal Bond Index returned 3.79%.

2	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2017

JPMorgan Municipal Income Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2017 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)[1],*	3.31%
Bloomberg Barclays U.S. 1-15 Year Blend (1-17) Municipal Bond Index	3.24%

Net Assets as of 8/31/2017 (In Thousands)	$270,936
Duration as of 8/31/2017	4.8 Years

INVESTMENT OBJECTIVE**

The JPMorgan Municipal Income Fund (the “Fund”) seeks current income exempt from federal income taxes.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six months ended August 31, 2017, the Fund’s Class I Shares outperformed the Bloomberg Barclays U.S. 1-15 Year Blend (1-17) Municipal Bond Index (the “Benchmark”).

Relative to the Benchmark, the Fund’s overweight positions in the housing, education and pre-refunded bond sectors were leading contributors to performance. The Fund’s security selection in bonds rated single-A and BBB also contributed to relative performance.

The Fund’s underweight position in bonds with maturities of 10 years and longer was a leading detractor from relative performance. The Fund’s underweight position in local general obligation bonds also detracted from relative performance.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers continued to emphasize higher yielding sectors, particularly the housing sector. At the end of the six month period, the Fund’s overall duration was roughly in line with that of the Benchmark. Duration measures the price sensitivity for a portfolio of bonds. Bonds with a longer duration will experience a larger increase in price than short duration bonds when interest rates fall.

CREDIT QUALITY ALLOCATIONS***
AAA	25.4%
AA	46.4
A	18.9
BBB	6.6
BB	0.1
NR	2.6

J.P. Morgan Investment Management receives credit ratings on underlying securities of the portfolio from three major rating agencies — Standard & Poor’s (“S&P”), Moody’s and Fitch. When calculating credit quality breakdown, S&P is used as the primary independent rating agency source. Where an S&P rating is not available for a particular security, the Moody’s rating will be used, if available, and Fitch, if available, is used for securities not rated by Moody’s or S&P. Securities not rated by any of the three agencies are reflected as not rated (NR).

Although the Credit Quality Allocations table reflects the ratings of the bonds detailed in the Schedule of Investments, 2.9% of the investments in the table is held in prerefunded municipal bonds or escrowed to maturity securities. Prerefunded municipal bonds and escrowed to maturity securities are bonds the principal and interest of which are to be paid by Treasuries, Agencies and other government securities that have been placed in escrow accounts. For both prerefunded and escrowed to maturity securities, the credit status is considered the same, the only difference is prerefundeds are paid off at a call date while escrowed to maturity are retired at maturity.

[1]	On April 3, 2017, the Fund’s Select Class Shares were renamed Class I Shares.
*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2017. The Fund’s portfolio composition is subject to change.

AUGUST 31, 2017	J.P. MORGAN MUNICIPAL BOND FUNDS	3

JPMorgan Municipal Income Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2017 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2017

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	February 23, 1993
With Sales Charge**		(0.73)%	(3.20)%	1.61%	3.18%
Without Sales Charge		3.16	0.60	2.40	3.58
CLASS C SHARES	November 4, 1997
With CDSC***		1.80	(1.04)	1.81	2.99
Without CDSC		2.80	(0.04)	1.81	2.99
CLASS I SHARES (FORMERLY SELECT CLASS SHARES)	February 9, 1993	3.31	0.76	2.65	3.84

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/07 TO 8/31/17)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Municipal Income Fund, the Bloomberg Barclays U.S. 1-15 Year Blend (1-17) Municipal Bond Index and the Lipper Intermediate Municipal Debt Funds Index from August 31, 2007 to August 31, 2017. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg Barclays U.S. 1-15 Year Blend (1-17) Municipal Bond Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Intermediate Municipal Debt Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the

Fund. The Bloomberg Barclays U.S. 1-15 Year Blend (1-17) Municipal Bond Index represents the performance of municipal bonds with maturities from 1 to 17 years. The Lipper Intermediate Municipal Debt Funds Index is an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Capital gain distributions are subject to federal income tax; a portion of the Fund’s income distributions may be subject to the alternative minimum tax and some investors may be subject to certain state and local taxes.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

4	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2017

JPMorgan Ohio Municipal Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2017 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)[1],*	2.77%
Bloomberg Barclays U.S. 1-15 Year Blend (1-17) Municipal Bond Index	3.24%

Net Assets as of 8/31/2017 (In Thousands)	$119,825
Duration as of 8/31/2017	4.7 Years

INVESTMENT OBJECTIVE**

The JPMorgan Ohio Municipal Bond Fund (the “Fund”) seeks current income exempt from federal income tax and Ohio personal income tax, consistent with the preservation of principal.2

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six months ended August 31, 2017, the Fund’s Class I Shares underperformed the Bloomberg Barclays U.S. 1-15 Year Blend (1-17) Municipal Bond Index (the “Benchmark”). The Fund’s allocations to the short and long ends of the yield curve (or “barbell” strategy) detracted from both absolute performance and performance relative to the Benchmark as municipal bond interest rates fell during the reporting period and the yield curve flattened. The yield curve shows the relationship between yields and maturity dates for a set of similar bonds at a given point in time.

The Benchmark included bonds issued by the state of Illinois, which were leading performers in the municipal bond asset class during the reporting period. The Fund held no Illinois bonds, which detracted from performance relative to the Benchmark.

The Fund’s underweight allocation and shorter duration in revenue bonds, particularly in the transportation and electric sectors, and its underweight allocation to bonds rated single-A and BBB also detracted from relative performance. Duration measures the price sensitivity of a portfolio of bonds to relative changes in interest rates. Generally, bonds with longer duration will experience a larger increase in price as interest rates fall.

The Fund’s overweight position and longer duration in local general obligation bonds and revenue bonds in the education, water & sewer and hospital sectors made a positive contribution to relative performance. The Fund’s overweight position in bonds rated AA also contributed to relative performance during the reporting period.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund’s average duration expanded relative to the Benchmark as municipal bond interest rates moved downward during the reporting period. The Fund’s portfolio managers preferred to invest in issuances from large, highly rated state and local municipalities. Among revenue bond sectors, the Fund managers preferred essential service sectors. However, Fund positioning is generally a result of security structure, duration, credit quality and the unique characteristics of the Ohio municipal bond market.

CREDIT QUALITY ALLOCATIONS***
AAA	20.3%
AA	67.9
A	7.5
BBB	2.9
NR	1.4

J.P. Morgan Investment Management receives credit ratings on underlying securities of the portfolio from three major rating agencies — Standard & Poor’s (“S&P”), Moody’s and Fitch. When calculating credit quality breakdown, S&P is used as the primary independent rating agency source. Where an S&P rating is not available for a particular security, the Moody’s rating will be used, if available, and Fitch, if available, is used for securities not rated by Moody’s or S&P. Securities not rated by any of the three agencies are reflected as not rated (NR).

Although the Credit Quality Allocations table reflects the ratings of the bonds detailed in the Schedule of Investments, 23.9% of the investments in the table is held in prerefunded municipal bonds or escrowed to maturity securities. Prerefunded municipal bonds and escrowed to maturity securities are bonds the principal and interest of which are to be paid by Treasuries, Agencies and other government securities that have been placed in escrow accounts. For both prerefunded and escrowed to maturity securities, the credit status is considered the same, the only difference is prerefundeds are paid off at a call date while escrowed to maturity are retired at maturity.

[1]	On April 3, 2017, the Fund’s Select Class Shares were renamed Class I Shares.
[2]

The Fund is scheduled to liquidate on or about December 8, 2017. In preparation for the liquidation, the Fund may liquidate its investments in securities and other direct investments and may invest in other J.P. Morgan Funds and exchange-traded funds (ETFs) (collectively “Underlying Funds”) to gain exposure to inflation-sensitive and other asset classes that have exposure to broad equity, fixed income and alternative markets. In addition, the Fund may depart from its stated investment objective and strategies and liquidate any or all of its assets, including any or all of its investments in Underling Funds as it increases its cash holdings in preparation for its liquidation.

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2017. The Fund’s portfolio composition is subject to change.

AUGUST 31, 2017	J.P. MORGAN MUNICIPAL BOND FUNDS	5

JPMorgan Ohio Municipal Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2017 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2017
	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	February 18, 1992
With Sales Charge**		(1.11)%	(3.37)%	1.13%	3.01%
Without Sales Charge		2.71	0.40	1.91	3.40
CLASS C SHARES	February 19, 2005
With CDSC***		1.44	(1.16)	1.30	2.79
Without CDSC		2.44	(0.16)	1.30	2.79
CLASS I SHARES (FORMERLY SELECT CLASS SHARES)	July 2, 1991	2.77	0.55	2.15	3.66

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/07 TO 8/31/17)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Ohio Municipal Bond Fund, the Bloomberg Barclays U.S. 1-15 Year Blend (1-17) Municipal Bond Index and the Lipper Intermediate Municipal Debt Funds Index from August 31, 2007 to August 31, 2017. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg Barclays U.S. 1-15 Year Blend (1-17) Municipal Bond Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Intermediate Municipal Debt Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The

Bloomberg Barclays U.S. 1-15 Year Blend (1-17) Municipal Bond Index represents the performance of municipal bonds with maturities from 1 to 17 years. The Lipper Intermediate Municipal Debt Funds Index is an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Capital gain distributions are subject to federal income tax; a portion of the Fund’s income distributions may be subject to the alternative minimum tax and some investors may be subject to certain state and local taxes.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

6	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2017

JPMorgan Short-Intermediate Municipal Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2017 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class A Shares, without a sales charge)*	1.73%
Bloomberg Barclays U.S. 1-5 Year Blend (1-6) Municipal Bond Index	1.63%

Net Assets as of 8/31/2017 (In Thousands)	$2,484,987
Duration as of 8/31/2017	3.1 Years

INVESTMENT OBJECTIVE**

The JPMorgan Short-Intermediate Municipal Bond Fund (the “Fund”) seeks as high a level of current income exempt from federal income tax as is consistent with relative stability of principal.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six months ended August 31, 2017, the Fund’s Class A Shares outperformed the Bloomberg Barclays U.S. 1-5 Year Blend (1-6) Municipal Bond Index (the “Benchmark”). During the reporting period, interest rates in the U.S. generally fell and investor appetite for lower rated bonds remained strong.

Relative to the Benchmark, the Fund’s longer overall duration was a leading contributor to performance. Generally, a portfolio of bonds with longer duration will experience a larger increase in price as interest rates fall. The Fund’s overweight position in the long end of the yield curve also contributed to relative performance as bonds with longer maturities outperformed shorter-dated bonds. The yield curve shows the relationship between yields and maturity dates for a set of similar bonds at a given point in time. The Fund’s underweight position in pre-refunded bonds and its overweight positions in the education, housing and leasing sectors also contributed to relative performance.

The Fund’s overall bias toward higher quality bonds was a leading detractor from relative performance as lower rated bonds outperformed higher rated bonds. The Fund’s underweight position in the lowest rated bonds, including those from Illinois, New Jersey and Puerto Rico, also detracted from relative performance.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund employed a bottom-up, security selection-based investment approach. The Fund’s portfolio managers sought to take advantage of opportunities stemming from increased volatility, supply pressures and headline credit risk, while maintaining the Fund’s bias toward higher quality issuances.

CREDIT QUALITY ALLOCATIONS***
AAA	27.2%
AA	52.0
A	17.1
BBB	1.2
NR	2.5

J.P. Morgan Investment Management receives credit ratings on underlying securities of the portfolio from three major rating agencies — Standard & Poor’s (“S&P”), Moody’s and Fitch. When calculating credit quality breakdown, S&P is used as the primary independent rating agency source. Where an S&P rating is not available for a particular security, the Moody’s rating will be used, if available, and Fitch, if available, is used for securities not rated by Moody’s or S&P. Securities not rated by any of the three agencies are reflected as not rated (NR).

Although the Credit Quality Allocations table reflects the ratings of the bonds detailed in the Schedule of Investments, 3.3% of the investments in the table is held in prerefunded municipal bonds or escrowed to maturity securities. Prerefunded municipal bonds and escrowed to maturity securities are bonds the principal and interest of which are to be paid by Treasuries, Agencies and other government securities that have been placed in escrow accounts. For both prerefunded and escrowed to maturity securities, the credit status is considered the same, the only difference is prerefundeds are paid off at a call date while escrowed to maturity are retired at maturity.

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2017. The Fund’s portfolio composition is subject to change.

AUGUST 31, 2017	J.P. MORGAN MUNICIPAL BOND FUNDS	7

JPMorgan Short-Intermediate Municipal Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2017 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2017
	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	May 4, 1998
With Sales Charge**		(0.55)%	(2.26)%	0.33%	1.49%
Without Sales Charge		1.73	0.00	0.77	1.72
CLASS C SHARES	November 1, 2001
With CDSC***		0.55	(1.41)	0.27	1.21
Without CDSC		1.55	(0.41)	0.27	1.21
CLASS I SHARES (FORMERLY INSTITUTIONAL CLASS SHARES)	June 19, 2009	1.96	0.47	1.27	2.18

*	Not annualized.
**	Sales Charge for Class A Shares is 2.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/07 TO 8/31/17)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

Returns for Class I Shares prior to its inception are based on the performance of Class A Shares. The actual returns of Class I Shares would have been different than those shown because Class I Shares had different expenses than Class A Shares.

The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan Short-Intermediate Municipal Bond Fund, the Bloomberg Barclays U.S. 1-5 Year Blend (1-6) Municipal Bond Index and the Lipper Short-Intermediate Municipal Debt Funds Index from August 31, 2007 to August 31, 2017. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg Barclays U.S. 1-5 Year Blend (1-6) Municipal Bond Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Short-Intermediate Municipal Debt Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Bloomberg Barclays U.S. 1-5 Year Blend (1-6) Municipal Bond Index is an unmanaged index of investment grade tax-exempt municipal bonds with maturities of 1–5.999 years. The Lipper Short-Intermediate Municipal Debt Funds Index represents the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Capital gain distributions are subject to federal income tax; a portion of the Fund’s income distributions may be subject to the alternative minimum tax and some investors may be subject to certain state and local taxes.

Class A Shares have a $1,000 minimum initial investment and carry a 2.25% sales charge.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

8	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2017

JPMorgan Tax Free Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2017 (Unaudited)

Bloomberg Barclays U.S. Municipal Index (formerly Bloomberg Barclays Municipal Bond Index)

REPORTING PERIOD RETURN:
Fund (Class A Shares, without a sales charge)*	3.36%
Bloomberg Barclays Municipal Bond Index	3.79%

Net Assets as of 8/31/2017 (In Thousands)	$322,857
Duration as of 8/31/2017	6.1 Years

INVESTMENT OBJECTIVE**

The JPMorgan Tax Free Bond Fund (the “Fund”) seeks as high a level of current income exempt from federal income tax as is consistent with relative stability of principal.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six months ended August 31, 2017, the Fund’s Class A Shares underperformed the Bloomberg Barclays Municipal Bond Index (the “Benchmark”). During the reporting period, interest rates generally fell and investor appetite for lower rated bonds remained strong.

Relative to the Benchmark, the Fund’s shorter duration profile detracted from performance. Duration measures the price sensitivity of a portfolio of bonds to relative changes in interest rates. Generally, bonds with longer duration will experience a larger increase or decrease in price as interest rates fall or rise, respectively, versus bonds with shorter duration. The Fund’s overweight positions in pre-refunded bonds and in electric sector bonds, and its underweight position in bonds rated single-A also detracted from relative performance.

The Fund’s slightly overweight position in the 10-year portion of the yield curve was a leading contributor to relative performance as longer portions of the yield curve outperformed shorter maturities. The yield curve shows the relationship between yields and maturity dates for a set of similar bonds at a given point in time. The Fund’s longer duration positions in the transportation and leasing sectors and its longer duration positions in bonds rated BBB also contributed to relative performance.

HOW WAS THE FUND POSITIONED?

The Fund continued to employ a bottom-up, security selection-based investment approach and sought to take advantage of opportunities stemming from increased volatility, supply pressures and headline credit risk.

CREDIT QUALITY ALLOCATIONS***
AAA	19.7%
AA	53.8
A	17.4
BBB	6.0
NR	3.1

J.P. Morgan Investment Management receives credit ratings on underlying securities of the portfolio from three major rating agencies — Standard & Poor’s (“S&P”), Moody’s and Fitch. When calculating credit quality breakdown, S&P is used as the primary independent rating agency source. Where an S&P rating is not available for a particular security, the Moody’s rating will be used, if available, and Fitch, if available, is used for securities not rated by Moody’s or S&P. Securities not rated by any of the three agencies are reflected as not rated (NR).

Although the Credit Quality Allocations table reflects the ratings of the bonds detailed in the Schedule of Investments, 20.6% of the investments in the table is held in prerefunded municipal bonds or escrowed to maturity securities. Prerefunded municipal bonds and escrowed to maturity securities are bonds the principal and interest of which are to be paid by Treasuries, Agencies and other government securities that have been placed in escrow accounts. For both prerefunded and escrowed to maturity securities, the credit status is considered the same, the only difference is prerefundeds are paid off at a call date while escrowed to maturity are retired at maturity.

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2017. The Fund’s portfolio composition is subject to change.

AUGUST 31, 2017	J.P. MORGAN MUNICIPAL BOND FUNDS	9

JPMorgan Tax Free Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2017 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2017
	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	March 1, 1988
With Sales Charge**		(0.48)%	(4.31)%	2.33%	3.68%
Without Sales Charge		3.36	(0.59)	3.12	4.08
CLASS C SHARES	July 1, 2008
With CDSC***		2.00	(2.19)	2.43	3.37
Without CDSC		3.00	(1.19)	2.43	3.37
CLASS I SHARES (FORMERLY SELECT CLASS SHARES)	February 1, 1995	3.49	(0.37)	3.30	4.26

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/07 TO 8/31/17)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

Returns for Class C Shares prior to its inception are based on the performance of Class B Shares, all of which converted to Class A Shares on June 19, 2015. The actual returns of Class C Shares would have been similar to those shown because Class C Shares had similar expenses to Class B Shares.

The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan Tax Free Bond Fund, the Bloomberg Barclays U.S. Municipal Index and the Lipper General & Insured Municipal Debt Funds Index from August 31, 2007 to August 31, 2017. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and includes a sales charge. The performance of the Bloomberg Barclays U.S. Municipal Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper General & Insured Municipal Debt Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Bloomberg Barclays U.S. Municipal Index is a total return performance benchmark for the long-term, investment-grade tax-exempt bond market. The Lipper General & Insured Municipal Debt Funds Index represents the total returns of certain mutual funds within the Fund’s designated category as defined by Lipper, Inc. Investors cannot invest directly in an index.

Capital gain distributions are subject to federal income tax; a portion of the Fund’s income distributions may be subject to the alternative minimum tax and some investors may be subject to certain state and local taxes.

Class A Shares have a $1,000 minimum initial investment and carry a 3.75% sales charge.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

10	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2017

JPMorgan Ultra-Short Municipal Fund

FUND SUMMARY

SIX MONTHS ENDED AUGUST 31, 2017 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)[1],*	0.46%
Bloomberg Barclays 1 Year Municipal Bond Index	0.73%

Net Assets as of 8/31/2017 (In Thousands)	$1,337,730
Duration as of 8/31/2017	0.6 Years

INVESTMENT OBJECTIVE**

The JPMorgan Ultra-Short Municipal Fund (the “Fund”) seeks as high a level of current income exempt from federal income tax as is consistent with relative stability of principal.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six months ended August 31, 2017, the Fund’s Class I Shares underperformed the Bloomberg Barclays 1 Year Municipal Bond Index (the “Benchmark”). During the reporting period, interest rates generally fell and investor appetite for lower rated bonds remained strong.

Relative to the Benchmark, the Fund’s shorter duration profile was a leading detractor from performance. Generally, a portfolio of bonds with shorter duration will experience a larger decrease in price as interest rates fall. The Fund’s underweight position in bond rated single-A and BBB detracted from performance as lower quality bonds outperformed higher rated bonds.

The Fund’s overweight positions in hospital sector bonds and in local general obligation bonds were leading contributors to relative performance.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund’s managers sought to maintain an average weighted maturity of two years or less and used a risk/reward analysis to identify investments that they believed would perform well over market cycles.

CREDIT QUALITY ALLOCATIONS***
AAA	28.5%
AA	39.7
A	8.9
BBB	2.1
NR	20.8
100.00

J.P. Morgan Investment Management receives credit ratings on underlying securities of the portfolio from three major rating agencies — Standard & Poor’s (“S&P”), Moody’s and Fitch. When calculating credit quality breakdown, S&P is used as the primary independent rating agency source. Where an S&P rating is not available for a particular security, the Moody’s rating will be used, if available, and Fitch, if available, is used for securities not rated by Moody’s or S&P. Securities not rated by any of the three agencies are reflected as not rated (NR).

Although the Credit Quality Allocations table reflects the ratings of the bonds detailed in the Schedule of Investments, 0.9% of the investments in the table is held in prerefunded municipal bonds or escrowed to maturity securities. Prerefunded municipal bonds and escrowed to maturity securities are bonds the principal and interest of which are to be paid by Treasuries, Agencies and other government securities that have been placed in escrow accounts. For both prerefunded and escrowed to maturity securities, the credit status is considered the same, the only difference is prerefundeds are paid off at a call date while escrowed to maturity are retired at maturity.

[1]	On April 3, 2017, the Fund’s Select Class Shares were renamed Class I Shares.
*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2017. The Fund’s portfolio composition is subject to change.

AUGUST 31, 2017	J.P. MORGAN MUNICIPAL BOND FUNDS	11

JPMorgan Ultra-Short Municipal Fund

FUND SUMMARY

SIX MONTHS ENDED AUGUST 31, 2017 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2017
	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	SINCE INCEPTION
CLASS A SHARES	May 31, 2016
With Sales Charge**		(1.90)%	(1.55)%	(1.12)%
Without Sales Charge		0.35	0.71	0.70
CLASS I SHARES (FORMERLY SELECT CLASS SHARES)	May 31, 2016	0.46	0.89	0.89

*	Not annualized.
**	Sales Charge for Class A Shares is 2.25%.

LIFE OF FUND PERFORMANCE (5/31/16 TO 8/31/17)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

The Fund commenced operations on May 31, 2016.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Ultra-Short Municipal Fund, the Bloomberg Barclays 1 Year Municipal Bond Index and the Lipper Short Municipal Debt Funds Index from May 31, 2016 to August 31, 2017. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg Barclays 1 Year Municipal Bond Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of securities included in the benchmark, if applicable. The performance of the Lipper Short Municipal Debt Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Bloomberg Barclays 1 Year Municipal Bond Index is an unmanaged index that includes bonds with a minimum credit rating of BAA3, are issued as part of a deal of at least $50 million, have an amount outstanding of at least $5 million, and have maturities of 1 to 2 years.

The Lipper Short Municipal Debt Funds Index is an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Capital gain distributions are subject to federal income tax; a portion of the Fund’s income distributions may be subject to the alternative minimum tax and some investors may be subject to certain state and local taxes.

Class I Shares have a $1,000,000 minimum initial investment.

Subsequent to the inception of the Fund on May 31, 2016 until August 31, 2016, the Fund did not experience any shareholder activity. If such shareholder activity had occurred, the Fund’s performance may have been impacted.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

12	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2017

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — 99.8% (t)
	Alabama — 0.9%
	Utility — 0.9%
2,000	The Lower Alabama Gas District, Gas Project, Series A, Rev., 5.00%, 09/01/2031	2,391

	Alaska — 0.4%
	Housing — 0.4%
980	Alaska Housing Finance Corp., General Mortgage, Series A, Rev., 3.50%, 06/01/2046	1,046

	Arizona — 2.1%
	Water & Sewer — 2.1%
2,645	City of Scottsdale, Water & Sewer System, Rev., 5.25%, 07/01/2022	3,159
2,150	City of Tucson, Water System, Rev., 5.00%, 07/01/2024	2,641

	Total Arizona	5,800

	California — 0.8%
	General Obligation — 0.3%
1,000	Salinas Union High School District, GO, BAN, Zero Coupon, 08/01/2020	951

	Hospital — 0.2%
410	California Municipal Finance Authority, Eisenhower Medical Center, Series B, Rev., 5.00%, 07/01/2026	493

	Other Revenue — 0.3%
735	State of California, Department of Veterans Affairs, Series B, Rev., 3.50%, 12/01/2045	784

	Total California	2,228

	Colorado — 4.3%
	Certificate of Participation/Lease — 0.3%
625	Pueblo County Judicial Complex Project, COP, AGM, 5.00%, 09/15/2021	714

	Education — 0.4%
	Colorado Educational & Cultural Facilities Authority, University Corp. for Atmospheric Research Project,
450	Rev., 4.00%, 09/01/2020	485
470	Rev., 5.00%, 09/01/2022	550

		1,035

	General Obligation — 0.4%
1,000	Douglas County School District No. Re-1, Douglas & Elbert Counties, GO, 5.25%, 12/15/2020	1,138

	Hospital — 3.1%
2,415	Colorado Health Facilities Authority, Parkview Medical Center, Inc., Project, Series B, Rev., 5.00%, 09/01/2022	2,426

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Hospital — continued
5,000	Colorado Health Facilities Authority, SCL Health System, Series D, Rev., VRDO, LIQ: Wells Fargo Bank NA, 0.77%, 09/07/2017 (z)	5,000
1,000	University of Colorado Hospital Authority, Series C-1, Rev., 4.00%, 03/01/2020 (z)	1,057

		8,483

	Housing — 0.1%
	Denver City & County, Single Family Home Mortgage, Metropolitan Mayors Caucus Program,
65	Rev., GNMA COLL, 6.15%, 11/01/2034	66
25	Series A, Rev., GNMA/FNMA/FHLMC, 7.30%, 11/01/2031	25
100	El Paso County, Single Family Mortgage, Southern Front Range Region Program, Series E, Rev., AMT, GNMA/FNMA/FHLMC, 5.85%, 04/01/2041	100

		191

	Total Colorado	11,561

	Connecticut — 4.3%
	Education — 1.5%
	Connecticut State Higher Education Supplemental Loan Authority, CHESLA Loan Program,
760	Series A, Rev., 4.00%, 11/15/2019	796
1,560	Series A, Rev., 5.25%, 11/15/2023	1,747
1,500	Series A, Rev., 5.25%, 11/15/2024	1,678

		4,221

	Housing — 2.8%
	Connecticut Housing Finance Authority, Housing Mortgage Finance Program,
3,940	Series C-1, Rev., VRDO, 0.80%, 09/07/2017 (z)	3,940
1,300	Series D, Subseries D-1, Rev., GNMA/FNMA/FHLMC, 4.00%, 11/15/2047	1,430
565	Subseries A-1, Rev., 4.00%, 11/15/2045	616
500	Subseries A-1, Rev., 4.00%, 11/15/2047	546
950	Subseries E-1, Rev., 3.50%, 11/15/2046	1,007

		7,539

	Total Connecticut	11,760

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN MUNICIPAL BOND FUNDS	13

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Delaware — 0.2%
	Housing — 0.2%
	Delaware State Housing Authority, Senior Single Family Mortgage,
340	Series A-1, Rev., AMT, 4.90%, 07/01/2029	362
185	Series D-1, Rev., AMT, GNMA/FNMA/FHLMC, 4.63%, 01/01/2023	186

	Total Delaware	548

	District of Columbia — 1.7%
	Transportation — 0.4%
1,000	Washington Metropolitan Area Transit Authority, Gross Revenue Transit Bonds, Series B, Rev., 5.00%, 07/01/2025	1,238

	Water & Sewer — 1.3%
3,000	District of Columbia Water & Sewer Authority Public Utility, Subordinate Lien, Green Bonds, Series A, Rev., 5.00%, 10/01/2045	3,463

	Total District of Columbia	4,701

	Florida — 10.5%
	Certificate of Participation/Lease — 4.0%
4,000	Collier County School Board, Master Lease Program, COP, AGM, 5.25%, 02/15/2021	4,543
2,250	South Florida Water Management District, COP, 5.00%, 10/01/2032	2,655
3,000	The School Board of Miami-Dade County, Series D, COP, 5.00%, 02/01/2027	3,625

		10,823

	Hospital — 0.5%
1,100	Palm Beach County Health Facilities Authority, Hospital, BRRH Corp. Obligated Group, Rev., 5.00%, 12/01/2021	1,244

	Housing — 0.6%
305	Broward County Housing Finance Authority, Series B, Rev., AMT, GNMA/FNMA/FHLMC, 4.50%, 04/01/2027	305
	Florida Housing Finance Corp., Homeowner Mortgage, Special Program,
395	Series A, Rev., GNMA/FNMA/FHLMC, 5.00%, 07/01/2028	407
445	Series B, Rev., GNMA COLL, 4.50%, 01/01/2029	458
440	Series B, Rev., GNMA/FNMA/FHLMC, 4.50%, 01/01/2029	456

		1,626

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Industrial Development Revenue/Pollution Control Revenue — 0.5%
835	Broward County Fuel System, Fort Lauderdale Fuel Facilities LLC Project, Series A, Rev., AMT, AGM, 5.00%, 04/01/2024	961
500	County of Escambia, Pollution Control, Gulf Power Company Project, Rev., 2.10%, 04/11/2019 (z)	505

		1,466

	Other Revenue — 0.9%
2,000	Miami Beach Redevelopment Agency, Historic Convention Village, Series A, Rev., 5.00%, 02/01/2027	2,364

	Prerefunded — 0.8%
	Palm Beach County, Solid Waste Authority,
2,000	Rev., BHAC, 5.50%, 10/01/2019 (p)	2,192

	Transportation — 0.6%
1,500	Tampa-Hillsborough County Expressway Authority, Series A, Rev., 5.00%, 07/01/2027	1,726

	Utility — 2.6%
5,000	City of Port St. Lucie, Utility Systems, Rev., NATL-RE, 5.25%, 09/01/2024	6,084
800	Florida Municipal Power Agency, All Requirements Power Supply Project, Series A, Rev., 5.00%, 10/01/2030	964

		7,048

	Total Florida	28,489

	Georgia — 1.4%
	Hospital — 0.4%
860	Gainesville & Hall County Hospital Authority, Northeast Georgia Health System, Inc. Project, Series A, Rev., RAN, 5.00%, 02/15/2026	1,035

	Housing — 1.0%
505	Atlanta Urban Residential Finance Authority, Single Family Mortgage, Mortgage-Backed Securities Program, Series B, Rev., GNMA/FNMA/FHLMC, 5.50%, 03/01/2041	519
	Georgia Housing & Finance Authority, Single Family Mortgage,
750	Series A, Rev., 4.00%, 12/01/2047	822
1,250	Series B, Rev., 4.00%, 12/01/2047 (w)	1,379

		2,720

	Total Georgia	3,755

SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Illinois — 0.8%
	Hospital — 0.2%
365	Illinois Finance Authority, Healthcare Enterprises, Inc., Series C, Rev., 5.00%, 03/01/2033 (w)	416

	Housing — 0.6%
	City of Aurora, Single Family Mortgage,
166	Series A, Rev., AMT, GNMA/FNMA/FHLMC, 5.50%, 12/01/2039	172
158	Series B, Rev., GNMA/FNMA/FHLMC, 5.45%, 12/01/2039	162
15	City of Peoria, City of Moline & City of Freeport, Collateralized Single Family Mortgage, Series A, Rev., GNMA COLL, 7.60%, 04/01/2027	15
1,240	Illinois Housing Development Authority, Homeowner Mortgage, Series C, Rev., 3.50%, 08/01/2046	1,318

		1,667

	Total Illinois	2,083

	Indiana — 2.3%
	Hospital — 0.7%
1,670	Indiana Health Facility Financing Authority, Ascension Health Credit Group, Series A-1, Rev., 5.00%, 11/15/2034	1,934

	Housing — 0.2%
	Indiana Housing & Community Development Authority, Home First Mortgage,
525	Series A, Rev., GNMA/FNMA/FHLMC, 4.50%, 06/01/2028	547

	Industrial Development Revenue/Pollution Control Revenue — 0.9%
1,880	County of St. Joseph, Economic Development, St. Mary’s College Project, Series A, Rev., 5.00%, 04/01/2026	2,257

	Water & Sewer — 0.5%
1,250	Indiana State Finance Authority, First Lien Wastewater Utility, CWA Authority Project, Series A, Rev., 5.00%, 10/01/2030	1,437

	Total Indiana	6,175

	Iowa — 1.5%
	Education — 0.4%
1,000	Iowa Student Loan Liquidity Corp., Student Loan, Series A, Rev., AMT, 5.00%, 12/01/2025	1,168

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Housing — 1.1%
	Iowa Finance Authority, Single Family Mortgage, Mortgage-Backed Securities Program,
2,000	Rev., GNMA/FNMA/FHLMC COLL, 3.50%, 01/01/2047 (w)	2,157
85	Series 1, Rev., GNMA/FNMA/FHLMC, 5.00%, 07/01/2028	86
640	Series A, Rev., GNMA/FNMA/FHLMC, 4.00%, 07/01/2046	696

		2,939

	Total Iowa	4,107

	Kentucky — 0.4%
	Education — 0.2%
515	Kentucky Higher Education Student Loan Corp., Series A, Rev., AMT, 5.00%, 06/01/2020	557

	Industrial Development Revenue/Pollution Control Revenue — 0.2%
500	County of Carroll, Pollution Control, Kentucky Utilities Company Project, Series A, Rev., 1.05%, 09/01/2019 (z)	497

	Total Kentucky	1,054

	Louisiana — 0.4%
	Housing — 0.2%
133	East Baton Rouge Mortgage Finance Authority, Single Family Mortgage, Mortgage-Backed Securities Program, Series A-2, Rev., GNMA/FNMA/FHLMC, 5.25%, 10/01/2039	136
330	Louisiana Housing Finance Agency, Single Family Mortgage, Home Ownership Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.50%, 06/01/2040	339
85	Louisiana Housing Finance Agency, Single Family Mortgage, Mortgage-Backed Securities Program, Series A, Rev., GNMA/FNMA/FHLMC, 4.60%, 12/01/2028	87

		562

	Other Revenue — 0.2%
	Louisiana Public Facilities Authority, Archdiocese of New Orleans Project,
165	Rev., 5.00%, 07/01/2021	185
250	Rev., 5.00%, 07/01/2022	285

		470

	Total Louisiana	1,032

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN MUNICIPAL BOND FUNDS	15

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Maine — 0.6%
	Housing — 0.6%
	Maine State Housing Authority,
1,010	Series A, Rev., 4.00%, 11/15/2045	1,092
285	Series A-1, Rev., AMT, 4.50%, 11/15/2028	299
235	Series B, Rev., 4.00%, 11/15/2043	248

	Total Maine	1,639

	Maryland — 0.6%
	Housing — 0.6%
1,500	Montgomery County Housing Opportunities Commission, Series A, Rev., 4.00%, 07/01/2048	1,638

	Massachusetts — 9.3%
	Education — 0.8%
1,000	Massachusetts Educational Financing Authority, Education Loan, Rev., AMT, 5.00%, 07/01/2021	1,119
820	Massachusetts Health & Educational Facilities Authority, Massachusetts Institute of Technology, Series L, Rev., 5.25%, 07/01/2033	1,097

		2,216

	General Obligation — 1.1%
2,500	Commonwealth of Massachusetts, Series B, GO, AGM, 5.25%, 09/01/2021	2,911

	Housing — 0.3%
	Massachusetts Housing Finance Agency, Single Family Housing,
360	Series 169, Rev., 4.00%, 12/01/2044	378
475	Series 183, Rev., 3.50%, 12/01/2046	509

		887

	Water & Sewer — 7.1%
5,000	Massachusetts Water Pollution Abatement Trust, Pool Program, Rev., 5.25%, 08/01/2024	6,260
	Massachusetts Water Resources Authority,
7,925	Series B, Rev., AGM, 5.25%, 08/01/2028	10,286
2,000	Series B, Rev., AGM, 5.25%, 08/01/2029	2,614

		19,160

	Total Massachusetts	25,174

	Michigan — 1.5%
	Education — 0.2%
575	Eastern Michigan University, Series A, Rev., 5.00%, 03/01/2030	687

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Housing — 0.5%
1,250	Michigan State Housing Development Authority, Single-Family Mortgage, Series B, Rev., 3.50%, 06/01/2047	1,333

	Industrial Development Revenue/Pollution Control Revenue — 0.8%
570	Michigan Strategic Fund, The Detroit Edison Company Pollution Control Bonds Project, Series CC, Rev., 1.45%, 09/01/2021 (z)	566
1,395	Saginaw County Economic Development Corp., BGI South LLC-Recovery Zone, Rev., 5.00%, 12/01/2020	1,530

		2,096

	Total Michigan	4,116

	Minnesota — 2.7%
	General Obligation — 0.0% (g)
35	State of Minnesota, Series A, GO, 5.00%, 10/01/2021 (p)	40

	Housing — 2.7%
	Dakota County Community Development Agency, Single Family Mortgage, Mortgage-Backed Securities Program,
370	Series A, Rev., GNMA/FNMA/FHLMC, 4.50%, 06/01/2035	391
331	Series A, Rev., GNMA/FNMA/FHLMC, 5.13%, 12/01/2040	332
15	Series B, Rev., GNMA/FNMA/FHLMC, 5.15%, 12/01/2038	15
405	Minneapolis Community Development Agency, Multi-Family Housing, Riverside Homes Project, Rev., 6.10%, 09/01/2019	406
	Minneapolis/St. Paul Housing Finance Board, Single Family Mortgage, Mortgage-Backed Securities Program, City Living Home Programs,
160	Series A-1, Rev., GNMA/FNMA/FHLMC, 5.25%, 12/01/2040	161
440	Series A-2, Rev., GNMA/FNMA/FHLMC, 5.52%, 03/01/2041	465
	Minnesota Housing Finance Agency, Homeownership Finance, Mortgage-Backed Securities Program,
405	Series A, Rev., GNMA/FNMA/FHLMC, 4.25%, 07/01/2028	415
250	Series D, Rev., GNMA/FNMA/FHLMC, 4.50%, 07/01/2034	260

SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Housing — continued
	Minnesota Housing Finance Agency, Non Profit Housing, State Appropriation,
1,015	Rev., 5.25%, 08/01/2024	1,163
1,070	Rev., 5.25%, 08/01/2025	1,225
825	Rev., 5.25%, 08/01/2026	943
	Minnesota Housing Finance Agency, Residential Housing Finance,
1,000	Series B, Rev., GNMA/FNMA/FHLMC COLL, 4.00%, 07/01/2047	1,091
325	Series D, Rev., GNMA/FNMA/FHLMC, 4.00%, 07/01/2040	336

		7,203

	Total Minnesota	7,243

	Mississippi — 0.5%
	Housing — 0.5%
475	Mississippi Home Corp., Home Ownership Mortgage, Series A, Rev., GNMA COLL, 4.50%, 12/01/2031	491
705	Mississippi Home Corp., Single Family Mortgage, Series B-1, Rev., GNMA/FNMA/FHLMC, 5.38%, 12/01/2038	730

	Total Mississippi	1,221

	Missouri — 0.8%
	Housing — 0.8%
1,845	Missouri Housing Development Commission, Single Family Mortgage, First Place Homeownership Loan Program, Series B, Rev., GNMA/FNMA/FHLMC COLL, 3.50%, 05/01/2041	1,979
230	Missouri Housing Development Commission, Single Family Mortgage, Special Homeownership Loan Program, Series E-1, Rev., GNMA/FNMA/FHLMC, 5.00%, 11/01/2027	239

	Total Missouri	2,218

	New Hampshire — 2.1%
	Education — 2.0%
	City of Manchester, School Facilities,
3,545	Rev., NATL-RE, 5.50%, 06/01/2024	4,390
900	Rev., NATL-RE, 5.50%, 06/01/2027	1,157

		5,547

	Housing — 0.1%
220	New Hampshire Housing Finance Authority, Single Family Mortgage, Series E, Rev., 6.63%, 07/01/2038	233

	Total New Hampshire	5,780

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New Jersey — 3.4%
	Education — 1.0%
250	New Jersey Educational Facilities Authority, College of New Jersey Issue, Series A, Rev., 5.00%, 07/01/2018	258
	New Jersey Higher Education Student Assistance Authority, Senior Student Loan,
500	Series 1A, Rev., AMT, 5.00%, 12/01/2019	538
1,750	Series 1A, Rev., AMT, 5.00%, 12/01/2024	2,037

		2,833

	General Obligation — 0.6%
1,215	Egg Harbor Township Board of Education, GO, AGM, 5.75%, 07/15/2024	1,537

	Hospital — 0.8%
	New Jersey Health Care Facilities Financing Authority, University Hospital Issue,
1,000	Series A, Rev., AGM, 5.00%, 07/01/2022	1,159
820	Series A, Rev., AGM, 5.00%, 07/01/2023	967

		2,126

	Industrial Development Revenue/Pollution Control Revenue — 0.2%
500	Gloucester County Improvement Authority, Solid Waste Resource Recovery, Waste Management, Inc. Project, Series A, Rev., 2.13%, 12/01/2017 (z)	501

	Transportation — 0.8%
2,000	New Jersey Transportation Trust Fund Authority, Transportation System, Series A, Rev., 5.50%, 12/15/2021	2,255

	Total New Jersey	9,252

	New York — 10.7%
	Housing — 1.4%
	New York Mortgage Agency, Homeowner Mortgage,
1,670	Series 195, Rev., 4.00%, 10/01/2046	1,831
1,620	Series 197, Rev., 3.50%, 10/01/2044	1,742
320	New York State Mortgage Agency, 39th Series, Rev., 5.00%, 04/01/2028	328

		3,901

	Other Revenue — 2.7%
4,000	New York State Dormitory Authority, State Sales Tax, Series B, Rev., 5.00%, 03/15/2030	4,827
	Niagara Tobacco Asset Securitization Corp., Tobacco Settlement Asset-Backed Bonds,
400	Rev., 5.00%, 05/15/2022	459
1,660	Rev., 5.00%, 05/15/2023	1,941

		7,227

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN MUNICIPAL BOND FUNDS	17

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Prerefunded — 0.8%
5	New York State Dormitory Authority, Series A, Rev., 5.25%, 02/15/2019 (p)	5
1,920	New York State Dormitory Authority, State Personal Income Tax, Series A, Rev., 5.25%, 02/15/2019 (p)	2,042

		2,047

	Special Tax — 0.0% (g)
75	New York State Dormitory Authority, State Personal Income Tax, Series A, Rev., 5.25%, 02/15/2024	80

	Transportation — 3.1%
3,000	Metropolitan Transportation Authority, Dedicated Tax Fund, Series A, Rev., 5.00%, 11/15/2029	3,528
3,000	Port Authority of New York & New Jersey, Consolidated, 194th Series, Rev., 5.00%, 10/15/2030	3,631
1,000	Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Series B, Rev., 5.00%, 11/15/2029	1,181

		8,340

	Water & Sewer — 2.7%
1,000	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2015, Series FF, Rev., 5.00%, 06/15/2031	1,201
	New York State Environmental Facilities Corp., State Clean Water & Drinking Water Revolving Funds, New York City Municipal Water Finance Authority Projects — Second Resolution,
2,500	Series A, Rev., 5.25%, 06/15/2027	2,694
3,000	Series B, Rev., 5.00%, 06/15/2028	3,440

		7,335

	Total New York	28,930

	North Carolina — 2.3%
	Other Revenue — 0.5%
1,000	County of Randolph, Limited Obligation, Series B, Rev., 5.00%, 10/01/2026	1,230

	Prerefunded — 0.5%
1,355	University of North Carolina, Series A, Rev., 5.25%, 10/01/2019 (p)	1,477

	Water & Sewer — 1.3%
3,330	City of Charlotte, Water & Sewer System, Rev., 5.25%, 07/01/2022	3,593

	Total North Carolina	6,300

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	North Dakota — 2.9%
	Housing — 2.1%
	North Dakota Housing Finance Agency, Home Mortgage Finance Program,
1,450	Rev., FHA, 4.00%, 01/01/2048 (w)	1,599
350	Series B, Rev., 5.00%, 07/01/2028	370
580	Series D, Rev., 3.50%, 07/01/2046	622
1,885	Series D, Rev., 4.00%, 07/01/2046	2,054
495	Series D, Rev., 4.50%, 01/01/2029	511
415	Series F, Rev., AMT, 4.50%, 01/01/2035	429

		5,585

	Utility — 0.8%
2,000	McLean County, Solid Waste Facilities, Great River Energy Project, Series A, Rev., 4.88%, 07/01/2026	2,134

	Total North Dakota	7,719

	Ohio — 2.0%
	General Obligation — 0.7%
1,500	Lakota Local School District, Series A, GO, NATL-RE, 5.25%, 12/01/2025	1,877

	Housing — 0.6%
1,465	Ohio Housing Finance Agency Residential Mortgage, Mortgage-Backed Securities Program, Series D, Rev., GNMA/FNMA/FHLMC, 4.00%, 03/01/2047	1,580
25	Ohio Housing Finance Agency, Single Family Mortgage, Series 1, Rev., GNMA/FNMA/FHLMC, 5.00%, 11/01/2028	26

		1,606

	Industrial Development Revenue/Pollution Control Revenue — 0.7%
1,615	Ohio State Water Development Authority, Water Pollution Control Loan Fund, Series B, Rev., 5.00%, 12/01/2029	1,969

	Utility — 0.0% (g)
75	American Municipal Power, Inc., Unrefunded Balance, Prairie State Energy Campus Project, Series A, Rev., 5.25%, 02/15/2021	76

	Total Ohio	5,528

	Oklahoma — 0.3%
	Housing — 0.3%
465	Oklahoma County Home Finance Authority, Single Family Mortgage-Backed Securities Program, Series A, Rev., AMT, GNMA/FNMA/FHLMC, 5.40%, 10/01/2038	477

SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Housing — continued
365	Oklahoma Housing Finance Agency, Single Family Mortgage, Homeownership Loan Program, Series A, Rev., GNMA COLL, 4.38%, 09/01/2027	382

		859

	Other Revenue — 0.0% (g)
33	IDK Partners III Trust, Mortgage Pass-Through Certificates, Class A, Rev., 5.10%, 08/01/2023 (bb)	33

	Total Oklahoma	892

	Oregon — 0.4%
	Housing — 0.4%
1,080	Oregon State Housing & Community Services Department, Single Family Mortgage Program, Series B, Rev., AMT, 5.00%, 07/01/2030	1,148

	Pennsylvania — 4.3%
	Housing — 1.0%
	Pennsylvania Housing Finance Agency, Single Family Mortgage,
50	Series 118A, Rev., AMT, 3.50%, 04/01/2040	53
1,850	Series 121, Rev., 3.50%, 10/01/2046	1,952
565	Series 122, Rev., 4.00%, 10/01/2046	611

		2,616

	Industrial Development Revenue/Pollution Control Revenue — 2.3%
1,000	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal, Waste Management, Inc. Project, Series A, Rev., 2.63%, 11/01/2021	1,034
	Philadelphia Authority for Industrial Development, City Service Agreement, Affordable Housing Preservation Programs Project,
2,020	Rev., 5.00%, 12/01/2023	2,390
1,550	Rev., AGM, 5.00%, 12/01/2026	1,884
680	Rev., AGM, 5.00%, 12/01/2027	823

		6,131

	Other Revenue — 0.8%
2,000	Philadelphia Redevelopment Authority, Neighborhood Transformation Initiative, Rev., 5.00%, 04/15/2019	2,122

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Transportation — 0.2%
600	Allegheny County Airport Authority, Pittsburgh International Airport, Series A-1, Rev., AMT, 5.00%, 01/01/2026	662

	Total Pennsylvania	11,531

	Rhode Island — 2.2%
	Education — 0.4%
1,000	Rhode Island Student Loan Authority, Student Loan Program, Series A, Rev., AMT, 5.00%, 12/01/2019	1,073

	Housing — 0.7%
2,000	Rhode Island Housing & Mortgage Finance Corp., Multi-Family Housing, Series 1-A, Rev., 1.70%, 10/01/2019 (z)	2,007

	Transportation — 1.1%
2,600	Rhode Island Economic Development Corp., Series B, Rev., 5.00%, 07/01/2022	2,958

	Total Rhode Island	6,038

	South Carolina — 0.6%
	Housing — 0.6%
	South Carolina State Housing Finance & Development Authority,
260	Series 1, Rev., GNMA COLL, 5.00%, 01/01/2028	269
400	Series A, Rev., 4.00%, 01/01/2047	435
900	Series B, Rev., FHA, GNMA/FNMA/FHLMC, 4.00%, 07/01/2047	991

	Total South Carolina	1,695

	South Dakota — 0.9%
	Housing — 0.9%
2,205	South Dakota Housing Development Authority, Homeownership Mortgage, Series D, Rev., 4.00%, 11/01/2045	2,418

	Tennessee — 2.7%
	Housing — 1.0%
360	Tennessee Housing Development Agency, Housing Finance Program, Series A-1, Rev., 5.00%, 01/01/2027	366
	Tennessee Housing Development Agency, Residential Finance Program,
1,875	Rev., 3.50%, 01/01/2048 (w)	2,022
290	Series 2B, Rev., 4.00%, 07/01/2043	305

		2,693

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN MUNICIPAL BOND FUNDS	19

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Utility — 0.8%
2,000	Tennessee Energy Acquisition Corp., Gas Project, Series A, Rev., 5.25%, 09/01/2021	2,249

	Water & Sewer — 0.9%
2,000	Nashville & Davidson County Metropolitan Government, Water & Sewer, Series A, Rev., AGM, 5.25%, 01/01/2021	2,276

	Total Tennessee	7,218

	Texas — 5.4%
	General Obligation — 1.6%
1,450	Clear Creek Independent School District, School Building, Series B, GO, PSF-GTD, 1.45%, 08/14/2020 (z)	1,449
2,000	Socorro Independent School District, Series A, GO, PSF-GTD, 5.00%, 08/15/2024	2,454
450	State of Texas, Water Financial Assistance, Series D, GO, 5.00%, 05/15/2033	533

		4,436

	Housing — 0.6%
1,055	Multi-Family Housing, Bond Pass-Through Certificates, Grand Reserve Apartments, Series 8, Rev., 5.95%, 11/01/2023 (z)	1,056
560	Texas Department of Housing & Community Affairs, Residential Mortgage, Series A, Rev., GNMA/FNMA/FHLMC, 5.00%, 07/01/2029	586

		1,642

	Industrial Development Revenue/Pollution Control Revenue — 0.4%
900	Harris County Industrial Development Corp., Solid Waste Disposal, Deer Park Refining Limited Partnership Project, Rev., 4.70%, 05/01/2018	919

	Prerefunded — 0.8%
2,000	Harris County Industrial Development Corp., Solid Waste Disposal, Deer Park Refining Limited Partnership Project, Rev., 5.00%, 12/01/2019 (p)	2,181

	Transportation — 1.7%
1,000	Central Texas Regional Mobility Authority, Rev., 5.00%, 01/01/2046	1,129
2,800	Dallas Area Rapid Transit, Senior Lien, Series A, Rev., 5.00%, 12/01/2032	3,326

		4,455

	Water & Sewer — 0.3%
665	City of Austin, Water & Wastewater System, Rev., 5.00%, 11/15/2027	845

	Total Texas	14,478

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Utah — 2.6%
	Housing — 2.1%
1,765	Utah Housing Corp., Single Family Mortgage, Series D, Rev., FHA, 4.00%, 01/01/2045	1,919
3,245	Utah State Board of Regents, Student Fee & Housing System, Rev., NATL-RE, 5.25%, 04/01/2023	3,896

		5,815

	Other Revenue — 0.5%
970	Utah Transit Authority, Sales Tax, Series C, Rev., AGM, 5.25%, 06/15/2029	1,252

	Total Utah	7,067

	Vermont — 3.1%
	Education — 1.9%
	Vermont Student Assistance Corp., Education Loan,
1,000	Series A, Rev., AMT, 5.00%, 06/15/2023	1,146
1,400	Series A, Rev., AMT, 5.00%, 06/15/2024	1,621
2,150	Series A, Rev., AMT, 5.00%, 06/15/2025	2,501

		5,268

	Housing — 1.2%
	Vermont Housing Finance Agency, Multiple Purpose,
750	Series A, Rev., AMT, 4.00%, 11/01/2047	814
1,900	Series B, Rev., AMT, 3.75%, 11/01/2045	2,006
305	Series B, Rev., AMT, 4.13%, 11/01/2042	315

		3,135

	Total Vermont	8,403

	Washington — 2.7%
	General Obligation — 0.9%
2,000	State of Washington, Motor Vehicle Fuel Tax, Series B, GO, 5.00%, 07/01/2022	2,361

	Hospital — 0.5%
1,125	Washington Health Care Facilities Authority, Virginia Mason Medical Center, Rev., 5.00%, 08/15/2026	1,339

	Housing — 1.3%
	Washington Housing Finance Commission, Single-Family Program,
465	Series 2A-R, Rev., AMT, 3.50%, 12/01/2046	491
2,850	Series 2N, Rev., GNMA/FNMA/FHLMC, 3.50%, 06/01/2047 (w)	3,059

		3,550

	Total Washington	7,250

SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	West Virginia — 1.2%
	Industrial Development Revenue/Pollution Control Revenue — 1.2%
2,690	West Virginia Economic Development Authority, Lease, Correctional Juvenile & Public Safety Facilities, Series A, Rev., 5.00%, 06/01/2029	3,128

	Wisconsin — 2.0%
	Education — 2.0%
	Wisconsin Health & Educational Facilities Authority, Agnesian Healthcare, Inc.,
250	Rev., 5.00%, 07/01/2024	297
250	Rev., 5.00%, 07/01/2025	300
	Wisconsin Health & Educational Facilities Authority, Franciscan Sisters of Christian Charity Sponsored Ministries, Inc.,
520	Rev., 5.00%, 09/01/2022	595
550	Rev., 5.00%, 09/01/2023	640
580	Rev., 5.00%, 09/01/2024	678
235	Rev., 5.00%, 09/01/2025	275
385	Rev., 5.00%, 09/01/2026	454
535	Rev., 5.00%, 09/01/2027	633

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Education — continued
	Wisconsin Health & Educational Facilities Authority, Marshfield Clinic Health System, Inc.,
400	Series C, Rev., 5.00%, 02/15/2027 (w)	485
575	Series C, Rev., 5.00%, 02/15/2028 (w)	689
375	Series C, Rev., 5.00%, 02/15/2029 (w)	444

	Total Wisconsin	5,490

	Total Municipal Bonds (Cost $258,994)	270,244

SHARES
Short-Term Investment — 4.1%
	Investment Company — 4.1%
11,125	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.88% (b) (l) (Cost $11,125)	11,125

	Total Investments — 103.9% (Cost $270,119)	281,369
	Liabilities in Excess of Other Assets — (3.9)%	(10,433)

	NET ASSETS — 100.0%	$270,936

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN MUNICIPAL BOND FUNDS	21

JPMorgan Ohio Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — 97.7% (t)
	California — 1.7%
	General Obligation — 1.7%
2,700	Foothill-De Anza Community College District, Series B, GO, NATL-RE, Zero Coupon, 08/01/2028	2,050

	Ohio — 96.0%
	Certificate of Participation/Lease — 1.6%
1,800	Ohio State Department of Administrative Services, State Taxation Accounting & Revenue System Project, COP, 5.00%, 09/01/2018	1,874

	Education — 10.9%
1,285	Cuyahoga Community College District, General Receipts, Series D, Rev., 5.00%, 08/01/2027	1,495
565	Miami University, A State University of Ohio, Rev., 5.00%, 09/01/2033	670
	Ohio State University, General Receipts,
85	Series D, Rev., 5.00%, 12/01/2026 (p)	108
85	Series D, Rev., 5.00%, 12/01/2027 (p)	109
500	Ohio State University, General Receipts, Special Purpose, Series A, Rev., 5.00%, 06/01/2028	588
	Ohio State University, General Receipts, Unrefunded Balance,
1,915	Series D, Rev., 5.00%, 12/01/2026	2,407
1,915	Series D, Rev., 5.00%, 12/01/2027	2,424
1,650	State of Ohio, Higher Educational Facility, Case Western Reserve University 2006 Project, Rev., NATL-RE, 5.25%, 12/01/2019	1,807
2,000	State of Ohio, Higher Educational Facility, University of Dayton 2013 Project, Rev., 5.00%, 12/01/2028	2,337
1,000	Wright State University, General Receipts, Series A, Rev., 5.00%, 05/01/2026	1,093

		13,038

	General Obligation — 19.7%
1,240	City of Cleveland, Various Purpose, GO, 5.00%, 12/01/2026	1,471
2,470	City of Columbus, Unlimited Tax, Various Purpose, Series B, GO, 5.00%, 12/01/2032	2,968
725	City of Dublin, Various Purpose, GO, 5.00%, 12/01/2034	879
2,500	County of Butler, Lakota Local School District, Series A, GO, NATL-RE, FGIC, 5.25%, 12/01/2024	3,092
	County of Hamilton, Cincinnati City School District, Board of Education, Classroom Facilities Construction & Improvement,
1,000	GO, NATL-RE, FGIC, 5.25%, 12/01/2020	1,133
3,000	GO, NATL-RE, FGIC, 5.25%, 12/01/2024	3,712
1,800	GO, NATL-RE, 5.25%, 12/01/2025	2,245

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	General Obligation — continued
1,000	Franklin & Licking Counties, New Albany Plain Local School District, Various Purpose, GO, 5.00%, 12/01/2025	1,136
1,500	State of Ohio, Common Schools, Series B, GO, 5.00%, 09/15/2026	1,705
	State of Ohio, Higher Educational,
1,500	Series C, GO, 5.00%, 11/01/2031	1,795
1,000	Series C, GO, 5.00%, 11/01/2033	1,187
1,000	State of Ohio, Infrastructure Improvement, Series C, GO, 5.00%, 03/01/2029	1,172
1,000	Toledo City School District, School Facilities Improvement, GO, 5.00%, 12/01/2023	1,149

		23,644

	Hospital — 8.3%
1,305	County of Franklin, Hospital Facilities, Nationwide Childrens Hospital, Series C, Rev., 5.00%, 11/01/2032	1,561
	County of Franklin, Hospital Facilities, OhioHealth Corp.,
1,000	Rev., 5.00%, 05/15/2027	1,166
500	Rev., 5.00%, 05/15/2031	580
	State of Ohio, University Hospital Health System, Inc.,
1,500	Series A, Rev., 5.00%, 01/15/2020	1,630
550	Series A, Rev., 5.00%, 01/15/2024	593
1,000	Series A, Rev., 5.00%, 01/15/2028	1,133
1,885	Series A, Rev., 5.00%, 01/15/2032	2,155
1,000	Series A, Rev., 5.25%, 01/15/2023	1,089

		9,907

	Housing — 1.6%
	Ohio Housing Finance Agency,
1,000	Series A, Rev., AGM, 5.00%, 04/01/2022	1,003
500	Series A, Rev., AGM, 5.00%, 04/01/2027	502
25	Ohio Housing Finance Agency, Multi-Family Housing, Warren Heights, Series C, Rev., AMT, FHA, GNMA COLL, 4.50%, 11/20/2017	25
395	Ohio Housing Finance Agency, Residential Mortgage-Backed Securities Program, Series J, Rev., GNMA/FNMA/FHLMC, 5.90%, 09/01/2023	406
35	Summit County Port Authority, Multi-Family Housing, Callis Tower Apartments Project, Rev., FHA, GNMA COLL, 4.50%, 09/20/2017	35

		1,971

SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Industrial Development Revenue/Pollution Control Revenue — 2.3%
1,310	County of Cuyahoga, Economic Development, Shaker Square Project, Series D, Rev., 5.00%, 12/01/2025	1,450
1,075	Ohio Water Development Authority, Water Pollution Control Loan Fund, Series A, Rev., 5.00%, 12/01/2031	1,325

		2,775

	Other Revenue — 8.0%
	City of Cleveland, Parking Facilities,
930	Rev., AGM, 5.25%, 09/15/2021	1,059
440	Rev., AGM, 5.25%, 09/15/2021 (p)	513
1,250	County of Cuyahoga, Various Purpose, Rev., 5.00%, 12/01/2029	1,511
115	Franklin County Convention Facilities Authority, Rev., RAN, 5.00%, 12/01/2022	116
	Ohio State Building Authority, State Facilities, Administrative Building Fund Projects,
1,000	Series B, Rev., 5.00%, 10/01/2023	1,084
1,220	Series B, Rev., 5.00%, 10/01/2024	1,323
1,235	RiverSouth Authority, RiverSouth Area Redevelopment, Series A, Rev., 5.00%, 12/01/2021	1,418
1,000	State of Ohio, Cultural & Sports Capital Appreciation Facilities, Series A, Rev., 5.25%, 10/01/2020	1,119
1,235	State of Ohio, Parks & Recreation Capital Facilities, Series II-A, Rev., 5.00%, 12/01/2020	1,388

		9,531

	Prerefunded — 23.3%
1,000	American Municipal Power, Inc., Prairie State Energy Campus Project, Series A, Rev., AGC, 5.00%, 02/15/2019 (p)	1,060
1,530	Beavercreek City School District, Counties of Greene & Montgomery, School Improvement, GO, 5.00%, 06/01/2019 (p)	1,640
	Central Ohio Solid Waste Authority, Solid Waste Facilities Improvement, Limited Tax,
2,895	GO, 5.00%, 06/01/2022 (p)	3,409
2,000	City of Avon, Series B, GO, 5.00%, 12/01/2018 (p)	2,104
1,500	City of Columbus, Limited Tax, Various Purpose, Series B, GO, 5.00%, 08/15/2023 (p)	1,821
1,500	City of Columbus, Unlimited Tax, Various Purpose, Series A, GO, 5.00%, 07/01/2021 (p)	1,723

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Prerefunded — continued
1,000	City of Strongsville, Limited Tax, Various Purpose, GO, 5.00%, 12/01/2018 (p)	1,052
1,000	County of Franklin, City of Columbus, School District, School Facilities Construction & Improvement, GO, 5.00%, 06/01/2019 (p)	1,071
1,405	Delaware & Franklin Counties, Olentangy Local School District, School Facilities Construction & Improvement, GO, 5.00%, 06/01/2018 (p)	1,449
1,000	Franklin, Delaware & Union Counties, Dublin City School District, School Facilities Construction & Improvement, GO, 5.00%, 12/01/2018 (p)	1,052
1,835	Ohio State Building Authority, State Facilities, Administrative Building Fund Projects, Series A, Rev., 5.00%, 04/01/2019 (p)	1,955
1,745	Ohio State Building Authority, State Facilities, Adult Correctional Building Fund Projects, Series A, Rev., 5.00%, 04/01/2019 (p)	1,859
2,185	State of Ohio, Higher Educational Facility, Otterbein College 2008 Project, Series A, Rev., 5.50%, 12/01/2018 (p)	2,311
	State of Ohio, Hospital, Cleveland Clinic Health System Obligated Group,
2,000	Series A, Rev., 5.00%, 01/01/2018 (p)	2,027
1,500	Series B, Rev., 5.00%, 01/01/2019 (p)	1,580
	State of Ohio, Infrastructure Improvement,
1,750	Series A, GO, 5.38%, 03/01/2018 (p)	1,791

		27,904

	Transportation — 7.7%
2,000	City of Cleveland, Airport System, Series A, Rev., AGM-CR, AMBAC, 5.25%, 01/01/2020	2,194
	Ohio State Turnpike Commission,
2,000	Series A, Rev., 5.00%, 02/15/2022	2,110
1,185	Series A, Rev., 5.00%, 02/15/2023	1,250
2,000	Series A, Rev., 5.25%, 02/15/2027	2,549
1,000	State of Ohio, Capital Facilities Lease Appropriation, Series A, Rev., 5.00%, 04/01/2030	1,186

		9,289

	Utility — 1.7%
	City of Hamilton, Electric System,
950	Series A, Rev., AGC, 5.00%, 10/01/2020	1,022
1,000	Series A, Rev., AGC, 5.00%, 10/01/2021	1,074

		2,096

	Water & Sewer — 10.9%
	City of Columbus, Sewerage System,
1,000	Rev., 5.00%, 06/01/2028	1,213
1,950	Rev., 5.00%, 06/01/2029	2,381
1,880	Rev., 5.00%, 06/01/2030	2,277

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN MUNICIPAL BOND FUNDS	23

JPMorgan Ohio Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Water & Sewer — continued
1,000	City of Toledo, Water System, Series A, Rev., 5.00%, 11/15/2025	1,136
	Ohio State Water Development Authority, Fresh Water,
2,000	Rev., 5.50%, 12/01/2021	2,374
1,500	Series A, Rev., 5.00%, 12/01/2030	1,836
1,500	Series B, Rev., 5.00%, 12/01/2034	1,813

		13,030

	Total Ohio	115,059

	Total Municipal Bonds (Cost $110,192)	117,109

SHARES
Short-Term Investment — 1.3%
	Investment Company — 1.3%
1,542	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.88% (b) (l) (Cost $1,542)	1,542

	Total Investments — 99.0% (Cost $111,734)	118,651
	Other Assets in Excess of Liabilities — 1.0%	1,174

	NET ASSETS — 100.0%	$119,825

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2017

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligation — 0.0% (g)
267	FNMA REMIC, Series 2002-36, Class FS, 1.73%, 06/25/2032 (z) (Cost $267)	270

Municipal Bonds — 96.6% (t)
	Alabama — 0.4%
	Other Revenue — 0.0% (g)
500	Montgomery County Public Building Authority, Revenue Refunding Warrants, Facilities Project, Rev., 5.00%, 03/01/2023	590

	Utility — 0.4%
7,675	The Black Belt Energy Gas District Gas Supply, Series A, Rev., LIQ: Royal Bank of Canada, 4.00%, 06/01/2021 (z)	8,331

	Total Alabama	8,921

	Alaska — 0.0% (g)
	Utility — 0.0% (g)
500	City of Anchorage, Electric Utilities, Senior Lien, Series A, Rev., 5.00%, 12/01/2023	597

	Arizona — 1.7%
	Certificate of Participation/Lease — 0.0% (g)
500	Arizona School Facilities Board, Series A-1, COP, 5.00%, 09/01/2019	540

	General Obligation — 0.1%
2,550	City of Scottsdale, GO, 5.00%, 07/01/2022	3,015

	Hospital — 1.4%
29,080	Arizona Health Facilities Authority, Catholic Healthcare West Loan Program, Series B, Rev., VRDO, LOC: Barclays Bank plc, 0.80%, 09/07/2017 (z)	29,080
	Arizona Health Facilities Authority, Scottsdale Lincoln Hospitals,
250	Series A, Rev., 5.00%, 12/01/2021	287
3,540	Series A, Rev., 5.00%, 12/01/2025	4,240

		33,607

	Other Revenue — 0.0% (g)
	Town of Marana, Excise Tax,
75	Series B, Rev., 4.00%, 07/01/2020	81
100	Series B, Rev., 5.00%, 07/01/2021	114
100	Series B, Rev., 5.00%, 07/01/2022	117
160	Series B, Rev., 5.00%, 07/01/2023	192

		504

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Transportation — 0.2%
	Maricopa County, Regional Public Transportation Authority, Excise Tax Revenue, Public Transportation Fund,
1,000	Rev., 5.25%, 07/01/2018	1,037
3,100	Rev., 5.25%, 07/01/2019	3,347

		4,384

	Water & Sewer — 0.0% (g)
1,000	Pima County, Sewer System, Rev., 5.00%, 07/01/2018	1,035

	Total Arizona	43,085

	Arkansas — 0.4%
	Education — 0.4%
	University of Arkansas, Uams Campus,
535	Rev., 5.00%, 03/01/2020	588
500	Rev., 5.00%, 03/01/2025	615
1,000	Rev., 5.00%, 03/01/2026	1,216
1,000	Rev., 5.00%, 03/01/2027	1,205
	University of Central Arkansas, Student Housing System,
1,600	Series A, Rev., 5.00%, 11/01/2021 (w)	1,829
710	Series A, Rev., 5.00%, 11/01/2022 (w)	828
1,760	Series A, Rev., 5.00%, 11/01/2023 (w)	2,088
520	Series A, Rev., 5.00%, 11/01/2025 (w)	631

		9,000

	Other Revenue — 0.0% (g)
580	City of Little Rock, Hotel & Restaurant, Rev., 5.00%, 07/01/2020	641

	Water & Sewer — 0.0% (g)
555	City of Little Rock, Sewer, Rev., 5.00%, 10/01/2025	671

	Total Arkansas	10,312

	California — 22.9%
	Certificate of Participation/Lease — 0.1%
	City of Chula Vista, Police Facility Project,
360	COP, 5.00%, 10/01/2021	417
465	COP, 5.00%, 10/01/2022	553
1,000	COP, 5.00%, 10/01/2023	1,215
140	Goleta Water District, Series A, COP, AGM, 5.00%, 12/01/2020	157

		2,342

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN MUNICIPAL BOND FUNDS	25

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Education — 0.7%
	California Educational Facilities Authority, Claremont Mckenna College,
1,575	Series A, Rev., 4.00%, 01/01/2023	1,809
1,675	Series A, Rev., 4.00%, 01/01/2024	1,949
	California Municipal Finance Authority, Biola University,
205	Rev., 4.00%, 10/01/2019	218
370	Rev., 5.00%, 10/01/2021	423
11,505	Regents of the University of California, Series AK, Rev., 5.00%, 05/15/2023 (z)	13,880

		18,279

	General Obligation — 7.9%
	Albany Unified School District,
230	GO, 5.00%, 08/01/2025	288
760	GO, 5.00%, 08/01/2027	953
1,050	Allan Hancock Joint Community College District, GO, 5.00%, 08/01/2022	1,248
5,310	City & County of San Francisco, Series A, GO, 5.00%, 06/15/2025	6,270
5,845	City of Los Angeles, Series B, GO, 5.00%, 09/01/2018	6,097
5,000	County of Los Angeles, Community College District, Series C, GO, 5.00%, 06/01/2026	6,345
	County of Sacramento, San Juan Unified School District, Election of 2002,
395	GO, 5.00%, 08/01/2018	410
860	GO, 5.00%, 08/01/2019	929
775	GO, 5.00%, 08/01/2020	867
1,000	County of Santa Clara, Moreland School District, GO, 5.00%, 08/01/2021	1,154
6,055	County of Santa Clara, San Jose Evergreen Community College District, Series B, GO, 5.00%, 09/01/2018	6,317
845	Folsom Cordova Unified School District, School Facilities Improvement District No. 2, GO, 5.00%, 10/01/2017	848
1,500	Foothill-De Anza Community College District, GO, 5.00%, 08/01/2028	1,835
	Grossmont Healthcare District,
1,225	Series D, GO, 5.00%, 07/15/2026	1,505
1,285	Series D, GO, 5.00%, 07/15/2027	1,563
1,000	Grossmont Healthcare District, Election of 2006, Series C, GO, 5.00%, 07/15/2026	1,229
11,535	Los Angeles Unified School District, Series C, GO, 5.00%, 07/01/2021	13,289

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	General Obligation — continued
	Moulton-Niguel Water District Consolidated,
335	GO, 4.00%, 09/01/2017	335
300	GO, 5.00%, 09/01/2018	313
	Novato Unified School District,
535	GO, 4.00%, 02/01/2022	604
685	GO, 5.00%, 02/01/2023	823
870	GO, 5.00%, 02/01/2024	1,066
1,500	GO, 5.00%, 08/01/2025	1,839
1,800	GO, 5.00%, 08/01/2026	2,202
1,200	Oak Grove School District, GO, 5.00%, 08/01/2023	1,460
1,770	Placentia-Yorba Linda Unified School District, GO, 5.00%, 08/01/2025	2,217
2,000	Salinas Union High School District, GO, BAN, Zero Coupon, 08/01/2020	1,901
1,400	San Diego Community College District, GO, 5.00%, 08/01/2018	1,455
6,310	San Diego Unified School District, Dedicated Unlimited Ad Valorem Property Tax, Series R-3, GO, 5.00%, 07/01/2019	6,797
550	San Diego Unified School District, Election of 2012, Series F, GO, 5.00%, 07/01/2029	663
	San Francisco Bay Area Rapid Transit District, Election of 2004,
2,735	Series D, GO, 3.00%, 08/01/2022	2,990
1,500	Series D, GO, 5.00%, 08/01/2027	1,859
1,685	Series D, GO, 5.00%, 08/01/2028	2,070
8,580	San Francisco Unified School District, GO, 5.00%, 06/15/2018	8,873
5,190	San Francisco Unified School District, Proposition A, Election of 2011, Series B, GO, 5.00%, 06/15/2024	6,077
	San Mateo County Community College District,
700	GO, 5.00%, 09/01/2025	863
1,095	GO, 5.00%, 09/01/2026	1,340
	State of California, Various Purpose,
4,000	GO, 4.00%, 08/01/2028	4,559
4,180	GO, 4.00%, 08/01/2029	4,710
10,000	GO, 4.00%, 08/01/2030	11,134
13,530	GO, 5.00%, 09/01/2022	15,977
3,560	GO, 5.00%, 11/01/2023	4,305
13,210	GO, 5.00%, 03/01/2026	16,263
4,900	GO, 5.00%, 09/01/2026	6,143
2,000	GO, 5.00%, 09/01/2027	2,307
2,500	GO, 5.00%, 09/01/2028	2,881
10,000	GO, 5.00%, 08/01/2029	12,246
2,810	Series B, GO, 5.00%, 09/01/2023	3,387

SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation — continued
	Vacaville Unified School District, Election of 2014,
1,000	Series B, GO, 4.00%, 08/01/2019	1,061
250	Series B, GO, 4.00%, 08/01/2020	273
300	Series B, GO, 4.00%, 08/01/2021	335
275	Series B, GO, 4.00%, 08/01/2022	313
	Walnut Valley, Unified School District,
100	GO, 5.00%, 08/01/2024	124
150	GO, 5.00%, 08/01/2025	188
135	GO, 5.00%, 08/01/2026	171
245	GO, 5.00%, 08/01/2027	307
10,495	Whittier Union School District, GO, 5.00%, 08/01/2023	12,769

		196,347

	Hospital — 2.3%
1,850	California Health Facilities Financing Authority, Cedars-Sinal Medical Center, Rev., 5.00%, 11/15/2025	2,306
	California Health Facilities Financing Authority, Kaiser Permanente,
5,000	Series C, Rev., 5.00%, 11/01/2022 (z)	5,935
17,420	Series D, Rev., 5.00%, 11/01/2022 (z)	20,676
2,500	Subseries A-1, Rev., 5.00%, 11/01/2027	3,175
	California Health Facilities Financing Authority, Providence Health & Services,
750	Series A, Rev., 5.00%, 10/01/2021	869
1,500	Series A, Rev., 5.00%, 10/01/2022	1,781
	California Health Facilities Financing Authority, St. Joseph Health System,
5,000	Series C, Rev., 5.00%, 10/15/2019 (z)	5,416
12,870	Series D, Rev., 5.00%, 10/15/2020 (z)	14,341
	California Municipal Finance Authority, NorthBay Healthcare Group,
700	Series A, Rev., 2.00%, 11/01/2017	701
500	Series A, Rev., 5.00%, 11/01/2023	583
800	Series A, Rev., 5.00%, 11/01/2024	942
745	Series A, Rev., 5.00%, 11/01/2025	884

		57,609

	Housing — 0.2%
4,750	California Statewide Communities Development Authority, LA Puente Park Apartments, Series F, Rev., 1.20%, 10/01/2018 (z)	4,758

	Other Revenue — 3.1%
	Alameda County Transport Authority, Sales Tax,
3,095	Rev., 3.00%, 03/01/2018	3,130
5,000	Rev., 4.00%, 03/01/2019	5,244

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Other Revenue — continued
5,000	Rev., 4.00%, 03/01/2022	5,648
1,240	Rev., 5.00%, 03/01/2020	1,367
	California Infrastructure & Economic Development Bank, The J. Paul Getty Trust,
10,800	Series A-1, Rev., (Dow Jones US Mid Cap Sofware Index GICS Level 4 USD + 0.28%, 12.00% Cap), 1.07%, 09/07/2017 (aa)	10,804
8,000	Series A-3, Rev., (3 Month LIBOR + 0.37%, 8.00% Cap), 1.29%, 10/02/2017 (aa)	8,034
7,000	Series A-4, Rev., (3 Month LIBOR + 0.37%, 8.00% Cap), 1.29%, 10/02/2017 (aa)	7,030
4,500	California State Public Works Board, Department of General Services, Series F, Rev., 5.00%, 05/01/2021	5,123
	Contra Costa County Transportation Authority, Sales Tax,
3,420	Series A, Rev., 4.00%, 03/01/2023	3,930
3,830	Series A, Rev., 4.00%, 03/01/2025	4,483
2,420	Series A, Rev., 5.00%, 03/01/2023	2,916
2,000	Series A, Rev., 5.00%, 03/01/2024	2,458
1,250	Series A, Rev., 5.00%, 03/01/2025	1,558
1,000	Series B, Rev., 4.00%, 03/01/2018	1,017
1,600	Series B, Rev., 5.00%, 03/01/2018	1,635
1,750	Series B, Rev., 5.00%, 03/01/2019	1,860
1,000	Golden State Tobacco Securitization Corp., Tobacco Settlement, Series A, Rev., 5.00%, 06/01/2021	1,144
	Riverside Community Properties Development, Inc., Riverside County Law Building Project,
640	Rev., 5.00%, 10/15/2018	671
780	Rev., 5.00%, 10/15/2019	849
	San Diego County Regional Transportation Commission, Sales Tax,
250	Series A, Rev., 5.00%, 04/01/2021	286
100	Series A, Rev., 5.00%, 04/01/2022	118
	San Francisco Bay Area Rapid Transit District, Sales Tax,
525	Series A, Rev., 5.00%, 07/01/2024	649
905	Series A, Rev., 5.00%, 07/01/2025	1,134
1,700	San Francisco State Building Authority & Oakland State Building Authority, Elihu M. Harris State Office Building, Series A, Rev., 5.00%, 12/01/2022	2,015
1,225	Santa Clara County Financing Authority, Capital Projects, Series A, Rev., 5.00%, 02/01/2019	1,298
1,000	Santa Clara Valley Transportation Authority, Sales Tax, Series A, Rev., 5.00%, 04/01/2026	1,235

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN MUNICIPAL BOND FUNDS	27

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — continued
1,000	Sonoma County Transportation Authority, Sales Tax, Rev., 5.00%, 12/01/2024	1,241

		76,877

	Prerefunded — 0.2%
1,160	California State Public Works Board, California State University, Series E, Rev., 5.00%, 04/01/2019 (p)	1,237
2,820	California State Public Works Board, California State University, Davidson Library at Santa Barbara, Series C, Rev., 5.00%, 03/01/2023 (p)	3,394

		4,631

	Transportation — 3.2%
	Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area,
7,550	Series C, Rev., 1.88%, 04/01/2019 (z)	7,627
9,000	Series G, Rev., (Dow Jones US Mid Cap Sofware Index GICS Level 4 USD + 0.60%, 12.00% Cap), 1.39%, 09/07/2017 (aa)	9,002
20,000	Series S-7, Rev., 4.00%, 04/01/2029	22,675
10,000	City of Long Beach Harbor, Series C, Rev., 5.00%, 11/15/2018	10,511
	City of Los Angeles Department of Airports,
1,590	Series A, Rev., AMT, 5.00%, 05/15/2021	1,812
315	Series B, Rev., 4.00%, 05/15/2023	362
365	Series B, Rev., 4.00%, 05/15/2024	423
1,015	Series C, Rev., 4.00%, 05/15/2018	1,039
1,000	Series C, Rev., 5.00%, 05/15/2019	1,072
750	Series C, Rev., 5.00%, 05/15/2022	885
700	Series C, Rev., 5.00%, 05/15/2024	859
3,380	Series D, Rev., AMT, 5.00%, 05/15/2022	3,955
2,700	Series D, Rev., AMT, 5.00%, 05/15/2027	3,262
1,950	Series D, Rev., AMT, 5.00%, 05/15/2028	2,330
2,550	Series D, Rev., AMT, 5.00%, 05/15/2029	3,017
9,665	Los Angeles County Metropolitan Transportation Authority, Series A, Rev., 5.00%, 07/01/2019	10,406
1,000	Los Angeles County Metropolitan Transportation Authority, Union Station Gateway Project, Rev., 5.00%, 07/01/2027	1,225

		80,462

	Utility — 1.9%
3,000	Anaheim Housing & Public Improvements Authority, Electric Utility Distribution Systems Refunding & Improvements, Series A, Rev., 5.00%, 10/01/2032	3,439

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Utility — continued
3,500	California Infrastructure & Economic Development Bank, Pacific Gas & Electric Co., Series E, Rev., 1.75%, 06/01/2022 (z)	3,539
10,000	California State Department of Water Resources, Central Valley Project Water System, Series AU, Rev., (Dow Jones US Mid Cap Sofware Index GICS Level 4 USD + 0.22%, 8.00% Cap), 1.01%, 09/07/2017 (aa)	10,000
	City of Los Angeles Department of Water & Power, Power System,
10,000	Series B, Rev., 5.00%, 12/01/2018	10,492
10,800	Subseries B-3, Rev., VRDO, 0.69%, 09/01/2017 (z)	10,800
7,000	Southern California Public Power Authority, Magnolia Power Project, Series 1, Rev., 2.00%, 07/01/2020 (w)	7,139
1,000	Southern California, Public Power Authority Canyon Power Project, Series A, Rev., 5.00%, 07/01/2026	1,152
400	Walnut Energy Center Authority, Series A, Rev., 5.00%, 01/01/2023	479

		47,040

	Water & Sewer — 3.3%
	Burlingame Financing Authority Water & Wastewater,
250	Rev., 4.00%, 04/01/2020	270
200	Rev., 4.00%, 04/01/2021	222
130	California State Department of Water Resources, Central Valley Project Water System, Series AI, Rev., 5.00%, 12/01/2017 (p)	132
15,000	California State Department of Water Resources, Power Supply, Series L, Rev., 5.00%, 05/01/2019	16,052
	City of Los Angeles Wastewater System Subordinate,
1,500	Series A, Rev., 5.00%, 06/01/2018	1,549
1,250	Series A, Rev., 5.00%, 06/01/2019	1,343
2,750	Series A, Rev., 5.00%, 06/01/2022	3,257
	County of San Mateo, Silicon Valley Clean Water,
400	Rev., 4.00%, 02/01/2019	418
320	Rev., 5.00%, 02/01/2018	326
400	Rev., 5.00%, 08/01/2028	488
390	Rev., 5.00%, 08/01/2029	472
	East Bay Municipal Utility District, Wastewater System,
3,000	Series A, Rev., 5.00%, 06/01/2020	3,334
9,775	Series A, Rev., 5.00%, 06/01/2028	12,431
2,330	Series B, Rev., 5.00%, 06/01/2019	2,501

SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Water & Sewer — continued
	Eastern Municipal Water District, Water & Wastewater,
2,530	Series C, Rev., 5.00%, 07/01/2021	2,918
1,700	Series C, Rev., 5.00%, 07/01/2022	2,021
2,000	Series C, Rev., 5.00%, 07/01/2023	2,434
	Metropolitan Water District of Southern California,
4,000	Series A, Rev., 5.00%, 07/01/2018	4,143
8,000	Series A, Rev., 5.00%, 07/01/2019	8,618
5,000	Series C, Rev., 5.00%, 07/01/2018	5,179
6,105	Series C-1, Rev., 3.00%, 10/01/2019 (z)	6,330
5,000	Orange County Sanitation District, Wastewater, Series A, Rev., 5.00%, 02/01/2030	6,231

		80,669

	Total California	569,014

	Colorado — 1.2%
	Certificate of Participation/Lease — 0.4%
	City of Aurora,
125	COP, 3.00%, 12/01/2020	133
300	COP, 4.00%, 12/01/2021	334
375	COP, 4.00%, 12/01/2022	425
200	COP, 4.00%, 12/01/2024	230
475	COP, 5.00%, 12/01/2028	581
525	COP, 5.00%, 12/01/2029	637
375	COP, 5.00%, 12/01/2030	452
	City of Longmont,
100	Series A, COP, 5.00%, 12/01/2021	115
100	Series A, COP, 5.00%, 12/01/2022	117
100	Series A, COP, 5.00%, 12/01/2024	119
	County of Boulder, Flood Reconstruction Projects,
720	COP, 5.00%, 12/01/2022	808
500	COP, 5.00%, 12/01/2023	560
500	COP, 5.00%, 12/01/2025	560
	County of Eagle,
500	COP, 3.00%, 12/01/2018	513
200	COP, 5.00%, 12/01/2022	235
	State of Colorado Department of Transportation, Headquarters Facilities Lease Purchase Agreement,
250	COP, 3.00%, 06/15/2020	263
1,000	COP, 3.00%, 06/15/2021	1,066
450	COP, 5.00%, 06/15/2023	538
300	COP, 5.00%, 06/15/2024	364
615	COP, 5.00%, 06/15/2025	756

		8,806

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Education — 0.3%
650	Board of Governors of the University of Colorado, Enterprise System, Series B, Rev., 5.00%, 03/01/2029	798
	University of Colorado, University Enterprise,
3,150	Series A, Rev., 5.00%, 06/01/2022	3,709
2,300	Series B-1, Rev., 5.00%, 06/01/2023	2,766

		7,273

	General Obligation — 0.1%
	Counties of Gunnison, Watershed School District No. 1,
300	GO, 4.00%, 12/01/2022	342
500	GO, 5.00%, 12/01/2026	603
1,000	Routt County, Colorado School District Re-2 Steamboat Springs Refunding, Series A, GO, 4.00%, 12/01/2018	1,039

		1,984

	Hospital — 0.1%
2,620	University of Colorado Hospital Authority, Series C-1, Rev., 4.00%, 03/01/2020 (z)	2,769

	Other Revenue — 0.0% (g)
	Denver Convention Center Hotel Authority,
375	Rev., 4.00%, 12/01/2019	397
500	Rev., 4.00%, 12/01/2020	539

		936

	Prerefunded — 0.2%
3,700	Regional Transportation District, Series A, COP, 5.00%, 06/01/2020 (p)	4,103

	Transportation — 0.1%
2,500	E-470 Public Highway Authority, Senior LIBOR Index, Series A, Rev., (1 Month LIBOR + 0.90%, 10.00% Cap), 1.73%, 09/07/2017 (aa)	2,517

	Water & Sewer — 0.0% (g)
1,000	Board of Water Works of Pueblo, Water, Rev., 2.00%, 11/01/2018	1,013

	Total Colorado	29,401

	Connecticut — 3.1%
	Education — 1.4%
15,000	State of Connecticut, Health & Educational Facilities Authority, Hartford Healthcare Issue, Series G, Rev., (1 Month LIBOR + 0.95%, 12.00% Cap), 1.79%, 10/02/2017 (aa)	14,999

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN MUNICIPAL BOND FUNDS	29

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Education — continued
18,775	State of Connecticut, Health & Educational Facility Authority, Series B, Rev., (1 Month LIBOR + 0.55%, 12.00% Cap), 1.38%, 10/02/2017 (aa)	18,761

		33,760

	General Obligation — 1.3%
23,000	Hartford County, Connecticut Metropolitan District, Series B, GO, BAN, 3.00%, 08/01/2018	23,312
6,500	State of Connecticut, Series B, GO, 5.00%, 05/15/2021	7,283
1,500	State of Connecticut, SIFMA Index, Series B, GO, (Dow Jones US Mid Cap Sofware Index GICS Level 4 USD + 0.49%, 10.00% Cap), 1.28%, 09/07/2017 (aa)	1,500

		32,095

	Special Tax — 0.4%
	State of Connecticut, Transportation Infrastructure, Special Tax,
4,265	Series A, Rev., 5.00%, 12/01/2017	4,309
5,750	Series B, Rev., 5.00%, 12/01/2017	5,809

		10,118

	Total Connecticut	75,973

	Delaware — 0.4%
	Education — 0.4%
10,410	University of Delaware, Rev., VRDO, 0.61%, 09/01/2017 (z)	10,410

	General Obligation — 0.0% (g)
120	State of Delaware, GO, 5.00%, 07/01/2019	129

	Total Delaware	10,539

	District of Columbia — 0.4%
	Hospital — 0.1%
	District of Columbia Children’s Hospital,
1,100	Rev., 5.00%, 07/15/2020	1,219
500	Rev., 5.00%, 07/15/2021	570
850	Rev., 5.00%, 07/15/2022	992

		2,781

	Transportation — 0.3%
1,475	Metropolitan Washington Airports Authority, Airport System, Series C, Rev., 5.00%, 10/01/2021	1,698
5,060	Washington Metropolitan Area Transit Authority, Gross Revenue Transit Bonds, Series B, Rev., 5.00%, 07/01/2029	6,259

		7,957

	Total District of Columbia	10,738

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Florida — 1.0%
	Certificate of Participation/Lease — 0.4%
	School Board of Duval County,
1,035	Series B, COP, 5.00%, 07/01/2019	1,109
750	Series B, COP, 5.00%, 07/01/2021	854
	Seminole County School Board,
295	Series A, COP, 4.00%, 07/01/2018	303
200	Series A, COP, 5.00%, 07/01/2019	214
210	Series A, COP, 5.00%, 07/01/2020	232
	St. Johns County School Board, Master Lease Program,
1,500	COP, 5.00%, 07/01/2019	1,611
2,000	COP, 5.00%, 07/01/2020	2,220
1,750	COP, 5.00%, 07/01/2021	1,998
750	St. Lucie County School Board, Master Lease Program, Series A, COP, 5.00%, 07/01/2019	803

		9,344

	Education — 0.1%
1,660	Board of Governors of the University of Florida, Student Activity, Rev., 5.00%, 07/01/2020	1,843

	General Obligation — 0.2%
1,000	Reedy Creek Improvement District, Series B, GO, 4.00%, 06/01/2019	1,052
3,085	The School Board of Miami-Dade County, GO, 5.00%, 03/15/2020	3,391

		4,443

	Hospital — 0.0% (g)
150	Miami Beach Health Facilities Authority, Mt Sinai Medical Centre, Rev., 4.00%, 11/15/2017	151

	Other Revenue — 0.0% (g)
1,000	Lee County, Rev., 5.00%, 10/01/2017	1,003
275	The School Board of Escambia County, Sales Tax, Rev., 5.00%, 09/01/2024	334

		1,337

	Prerefunded — 0.2%
230	Florida State Municipal Power Agency, Series A, Rev., 5.00%, 10/01/2018 (p)	240
4,500	Hillsborough County Industrial Development Authority, Health Facilities Projects, University Community Hospital, Series A, Rev., 5.63%, 08/15/2018 (p)	4,706

		4,946

	Transportation — 0.1%
550	City of Jacksonville, Series B, Rev., 5.00%, 10/01/2017	552

SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Transportation — continued
	Miami-Dade County Expressway Authority, Toll System,
1,550	Series A, Rev., 5.00%, 07/01/2020	1,720
625	Series A, Rev., 5.00%, 07/01/2022	730

		3,002

	Total Florida	25,066

	Georgia — 2.6%
	Education — 0.2%
	Gwinnett County Development Authority, Gwinnett College Student Housing Project,
250	Series A, Rev., 5.00%, 07/01/2023	296
500	Series A, Rev., 5.00%, 07/01/2024	601
725	Series A, Rev., 5.00%, 07/01/2025	881
700	Series A, Rev., 5.00%, 07/01/2026	860
1,000	Series A, Rev., 5.00%, 07/01/2027	1,235

		3,873

	General Obligation — 1.7%
1,000	City of Atlanta, Series A, GO, 4.00%, 12/01/2019	1,069
1,400	County of Sumter, Sales Tax, GO, 4.00%, 12/01/2018	1,454
	Douglas County, Sales Tax,
500	GO, 5.00%, 04/01/2018	512
1,120	GO, 5.00%, 04/01/2019	1,193
	State of Georgia,
6,750	Series E, GO, 5.00%, 12/01/2025	8,494
14,800	Series I, GO, 5.00%, 07/01/2018	15,321
1,250	Series I, GO, 5.00%, 07/01/2019	1,345
8,165	Series I, GO, 5.00%, 07/01/2021	9,387
4,270	Series J-2, GO, 4.00%, 11/01/2017	4,293

		43,068

	Housing — 0.0% (g)
700	Georgia Housing & Finance Authority, Single Family, Series A-4, Rev., 0.90%, 12/01/2017	700

	Industrial Development Revenue/Pollution Control Revenue — 0.2%
4,000	Monroe County Development Authority, Pollution Control, Gulf Power Company Plant, Scherer Project, Rev., 2.00%, 06/21/2018 (z)	4,028

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Other Revenue — 0.4%
	Atlanta Development Authority, New Downtown Atlanta Stadium Project, Senior Lien,
1,000	Series A-1, Rev., 5.00%, 07/01/2027	1,203
1,000	Series A-1, Rev., 5.00%, 07/01/2028	1,194
750	Series A-1, Rev., 5.00%, 07/01/2029	889
5,000	Fulton County Development Authority, Technology Athletic Association Project, Series A, Rev., 5.00%, 10/01/2022	5,824

		9,110

	Water & Sewer — 0.1%
3,000	City of Atlanta, Water & Wastewater, Revenue Refunding, Series A-1, Rev., (1 Month LIBOR + 1.50%, 10.00% Cap), 2.33%, 09/07/2017 (aa)	3,021

	Total Georgia	63,800

	Guam — 0.0% (g)
	Other Revenue — 0.0% (g)
750	Government of Guam, Limited Obligation Section 30, Series A, Rev., 5.00%, 12/01/2018	782

	Hawaii — 1.0%
	General Obligation — 1.0%
	City & County of Honolulu,
1,500	Series A, GO, 5.00%, 10/01/2018	1,568
3,700	Series B, GO, 5.00%, 10/01/2018	3,868
	State of Hawaii,
10,160	Series DY, GO, 5.00%, 02/01/2020	11,146
7,640	Series EF, GO, 5.00%, 11/01/2021	8,849

	Total Hawaii	25,431

	Idaho — 0.0% (g)
	Education — 0.0% (g)
565	University of Idaho, Series A, Rev., 5.00%, 04/01/2022	659

	Illinois — 3.2%
	Education — 0.3%
5,000	Illinois Educational Facilities Authority, University of Chicago, Series B-2, Rev., 1.55%, 02/13/2020 (z)	5,054
	Illinois Finance Authority, Depaul University,
200	Rev., 5.00%, 10/01/2023	238
340	Rev., 5.00%, 10/01/2024	409
300	Rev., 5.00%, 10/01/2025	364
250	Rev., 5.00%, 10/01/2028	298

		6,363

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN MUNICIPAL BOND FUNDS	31

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation — 1.0%
5,000	City of Chicago, Series C, GO, 5.00%, 01/01/2022	5,461
4,740	City of Peoria, Tazewell County, Community College District No. 514, Series A, GO, 5.00%, 12/01/2019	5,160
5	Cook County Township High School District No. 225, Series A, GO, 5.00%, 12/01/2023	6
	County of Dupage, Courthouse Project,
335	GO, 5.00%, 01/01/2024	403
525	GO, 5.00%, 01/01/2027	640
250	GO, 5.00%, 01/01/2028	302
	County of Winnebago, Public Safety,
3,065	Series A, GO, 4.00%, 12/30/2019	3,262
395	Series A, GO, 4.00%, 12/30/2019 (p)	422
2,800	DuPage County Forest Preserve District, GO, 5.00%, 01/01/2021	3,155
355	Kane & DeKalb Counties Community Unit School District No. 301, GO, 5.00%, 01/01/2027	434
2,000	Lake & McHenry Counties Community Unit School District No. 118, GO, 5.00%, 01/01/2024	2,378
	Lincoln Land Community College District No. 526,
440	GO, 4.00%, 12/15/2022	484
305	GO, 5.00%, 12/15/2021	350
300	McHenry County, Woodstock Community Unit School District No. 200, GO, 5.00%, 01/15/2021	337
2,500	State of Illinois, GO, 4.00%, 02/01/2018	2,524

		25,318

	Hospital — 0.7%
6,000	Illinois Finance Authority, Advocate Health Care, Series A-1, Rev., 5.00%, 01/15/2020 (z)	6,538
1,500	Illinois Finance Authority, Ann & Robert H. Lurie Children’s Hospital, Rev., 5.00%, 08/15/2027	1,846
3,750	Illinois Finance Authority, Ascension Health Alliance Senior Credit Group, Series E-2, Rev., 1.75%, 04/01/2021 (z)	3,805
2,500	Illinois Finance Authority, Edward-Elmhurst Healthcare, Series A, Rev., 5.00%, 01/01/2030	2,854
	Illinois Finance Authority, Silver Cross Hospital & Medical Centers,
150	Series C, Rev., 5.00%, 08/15/2021	168
500	Series C, Rev., 5.00%, 08/15/2022	569

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Hospital — continued
2,000	Southwestern Illinois Development Authority, Hospital Sisters Services, Inc. Obligated Group, Series A, Rev., 5.00%, 02/15/2027	2,406

		18,186

	Other Revenue — 0.5%
1,550	Illinois Finance Authority, Ann & Robert H. Lurie Children’s Hospital, Rev., 5.00%, 08/15/2026	1,897
	State of Illinois, Junior Obligation,
2,745	Rev., 5.00%, 06/15/2018	2,831
6,075	Rev., 5.00%, 06/15/2020	6,646

		11,374

	Transportation — 0.4%
	City of Chicago, Chicago Midway Airport Second Lien Revenue Refunding,
1,460	Series A, Rev., AMT, 5.00%, 01/01/2020	1,589
2,580	Series A, Rev., AMT, 5.00%, 01/01/2021	2,886
500	Series B, Rev., 5.00%, 01/01/2020	545
5,000	Illinois State Toll Highway Authority, Senior Priority, Series B, Rev., 5.00%, 12/01/2017	5,053

		10,073

	Utility — 0.2%
4,500	Illinois Municipal Electric Agency, Power Supply System, Series A, Rev., 5.00%, 02/01/2019	4,747

	Water & Sewer — 0.1%
2,515	Illinois Finance Authority, Clean Water Initiative, Rev., 5.00%, 01/01/2019 (w)	2,649

	Total Illinois	78,710

	Indiana — 1.2%
	Education — 0.2%
265	County of Elkhart, GCS School Building Corp. One, First Mortgage Refunding & Improvement, Rev., 5.00%, 07/15/2018	274
1,170	Indiana Finance Authority, Educational Facilities, Indianapolis Museum of Art, Inc. Project, Series B, Rev., 5.00%, 02/01/2019	1,234
	New Albany Floyd County School Building Corp.,
700	Rev., 5.00%, 07/15/2021	798
835	Rev., 5.00%, 07/15/2022	976

		3,282

	Hospital — 0.4%
10,000	Indiana Finance Authority, Trinity Health Credit Group, Series D-1, Rev., VRDO, 0.78%, 09/07/2017 (z)	10,000

SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — 0.5%
1,000	Fort Wayne Redevelopment Authority Lease Rental, Harrison Square Project, Rev., 5.00%, 08/01/2023	1,188
	Indiana State Finance Authority State Revolving Fund Program Refunding,
3,080	Series B, Rev., 5.00%, 02/01/2018	3,135
5,500	Series B, Rev., 5.00%, 02/01/2019	5,826
1,600	Indiana State Finance Authority, Midwestern Disaster Relief, Ohio Electric Corp. Project, Series B, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.80%, 09/07/2017 (z)	1,600
750	Indiana State Office Building Commission, Indiana State Museum Facility, Series C, Rev., NATL-RE, 5.25%, 07/01/2019 (p)	810

		12,559

	Utility — 0.1%
	Indiana Municipal Power Agency, Power Supply System,
1,000	Series A, Rev., 5.00%, 01/01/2018	1,014
1,250	Series A, Rev., 5.00%, 01/01/2019	1,316

		2,330

	Water & Sewer — 0.0% (g)
620	Evansville Local Public Improvement Bond Bank, Sewage Works Project, Series A, Rev., 5.00%, 07/01/2019	664

	Total Indiana	28,835

	Kansas — 0.7%
	General Obligation — 0.4%
	Butler County Unified School District No. 385, School Building,
4,000	GO, 4.00%, 09/01/2028	4,552
2,000	GO, 4.00%, 09/01/2029	2,253
2,000	GO, 4.00%, 09/01/2031	2,223
200	Butler County, Unified School District No. 375, GO, 4.00%, 09/01/2024	221

		9,249

	Hospital — 0.0% (g)
	University of Kansas Hospital Authority, Health System,
275	Series A, Rev., 5.00%, 03/01/2024	332
350	Series A, Rev., 5.00%, 03/01/2027	432

		764

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Transportation — 0.2%
	Kansas State Department Transportation Highway,
2,000	Series B-3, Rev., (1 Month LIBOR + 0.24%, 10.00% Cap), 1.07%, 10/02/2017 (aa)	2,000
3,400	Series C, Rev., 5.00%, 09/01/2017	3,400

		5,400

	Water & Sewer — 0.1%
2,200	City of Wichita, Water & Sewer Utility, Series A, Rev., 5.00%, 10/01/2022	2,607

	Total Kansas	18,020

	Kentucky — 0.7%
	Education — 0.5%
	Boyle County Educational Facilities, Centre College,
1,185	Rev., 5.00%, 06/01/2024	1,411
1,075	Rev., 5.00%, 06/01/2025	1,294
6,980	University of Kentucky, Series D, Rev., 5.00%, 10/01/2021	8,071

		10,776

	Industrial Development Revenue/Pollution Control Revenue — 0.1%
3,000	County of Carroll, Pollution Control, Kentucky Utilities Company Project, Series A, Rev., 1.05%, 09/01/2019 (z)	2,980

	Prerefunded — 0.1%
2,500	Louisville/Jefferson County Metro Government, Health Facilities, Jewish Hospital & St. Mary’s HealthCare, Inc. Project, Rev., 6.13%, 02/01/2018 (p)	2,556

	Transportation — 0.0% (g)
345	Louisville Regional Airport Authority, Airport System, Series B, Rev., 4.00%, 07/01/2018	354

	Total Kentucky	16,666

	Louisiana — 1.1%
	General Obligation — 0.3%
	State of Louisiana,
360	Series A, GO, 5.00%, 08/01/2019 (p)	388
7,000	Series B, GO, 5.00%, 11/15/2018	7,342

		7,730

	Hospital — 0.1%
	Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project,
300	Rev., 3.00%, 05/15/2018	304
400	Rev., 5.00%, 05/15/2023	471

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN MUNICIPAL BOND FUNDS	33

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Hospital — continued
500	Rev., 5.00%, 05/15/2024	597
600	Rev., 5.00%, 05/15/2025	719

		2,091

	Other Revenue — 0.4%
670	Jefferson Sales Tax District, Series B, Rev., AGM, 5.00%, 12/01/2030	808
9,500	State of Louisiana, Gasoline & Fuels Tax, Second Lien Revenue, Libor Index, Series A, Rev., (1 Month LIBOR + 0.47%, 12.00% Cap), 1.34%, 10/02/2017 (aa)	9,518

		10,326

	Transportation — 0.0% (g)
100	New Orleans Aviation Board, General Airport, North Terminal Project, Series A, Rev., 5.00%, 01/01/2023	118

	Water & Sewer — 0.3%
1,100	City of New Orleans, Rev., 5.00%, 12/01/2018	1,153
4,690	East Baton Rouge Sewerage Commission, Series A, Rev., (1 Month LIBOR + 0.50%, 12.00% Cap), 1.37%, 10/02/2017 (aa)	4,682

		5,835

	Total Louisiana	26,100

	Maine — 0.3%
	General Obligation — 0.3%
6,000	State of Maine, Series B, GO, 5.00%, 06/01/2018	6,193

	Maryland — 2.5%
	Education — 0.5%
6,660	Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical System Issue, Series D, Rev., VRDO, LOC: TD Bank NA, 0.83%, 09/01/2017 (z)	6,660
750	State of Maryland, Health & Higher Educational Facilities Authority, Peninsula Regional Medical Center, Rev., 5.00%, 07/01/2022	877
5,540	University of Maryland, Auxiliary Facilities & Tuition System, Series A, Rev., 5.00%, 04/01/2020	6,114

		13,651

	General Obligation — 1.8%
2,000	County of Montgomery, Public Improvement, Series A, GO, 5.00%, 08/01/2019	2,158
	State of Maryland, State & Local Facilities Loan,
12,795	Series A, GO, 5.00%, 08/01/2020	14,284
17,780	Series B, GO, 5.00%, 03/15/2018	18,188

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	General Obligation — continued
7,550	State of Maryland, State & Local Facilities Loan of 2017, First Series, Series A, GO, 5.00%, 03/15/2026	9,505

		44,135

	Prerefunded — 0.2%
4,335	State of Maryland, State & Local Facilities Loan, Series C, GO, 5.00%, 03/01/2019 (p)	4,607

	Total Maryland	62,393

	Massachusetts — 5.4%
	Education — 1.9%
46,900	Massachusetts State Health & Educational Facilities Authority, Tufts University, Series N-1, Rev., VRDO, 0.65%, 09/01/2017 (z)	46,900

	General Obligation — 2.4%
	City of Boston,
6,820	Series A, GO, 5.00%, 03/01/2022	7,989
7,360	Series A, GO, 5.00%, 03/01/2023	8,840
	Commonwealth of Massachusetts,
25,000	Series A, GO, 2.00%, 04/23/2018	25,194
13,000	Series B, GO, VRDO, 0.60%, 09/01/2017 (z)	13,000
4,310	Massachusetts State Consolidate Loan of 2014, Series 2, GO, 4.00%, 04/01/2018	4,392

		59,415

	Hospital — 0.0% (g)
450	Massachusetts Development Finance Agency, Umass Memorial Health Care Obligated Group, Series I, Rev., 5.00%, 07/01/2018	464
500	Massachusetts State Development Finance Agency, Lahey Health System, Series F, Rev., 5.00%, 08/15/2026	556

		1,020

	Other Revenue — 0.1%
3,250	Massachusetts Development Finance Agency, Caregroup, Series H-1, Rev., 5.00%, 07/01/2019	3,480

	Prerefunded — 0.3%
7,515	Massachusetts Health & Educational Facilities Authority, Institute of Technology, Series O, Rev., 6.00%, 07/01/2018 (p)	7,847

	Transportation — 0.1%
100	Commonwealth of Massachusetts, Rail Enhancement Program, Series A, Rev., 5.00%, 06/01/2020	111

SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Transportation — continued
1,200	Massachusetts Bay Transportation Authority, General Transportation System, Series A-2, Rev., VRDO, 0.78%, 09/07/2017 (z)	1,200

		1,311

	Water & Sewer — 0.6%
6,775	Massachusetts Water Pollution Abatement Trust, Rev., 5.00%, 08/01/2025	8,469
4,545	Massachusetts Water Resources Authority, Series B, Rev., AGM, 5.25%, 08/01/2026	5,840

		14,309

	Total Massachusetts	134,282

	Michigan — 1.0%
	Education — 0.2%
5,000	Regents of the University of Michigan, Series E, Rev., (Dow Jones US Mid Cap Sofware Index GICS Level 4 USD + 0.43%, 12.00% Cap), 1.22%, 09/07/2017 (aa)	5,006

	General Obligation — 0.2%
1,000	Kalamazoo Public Schools, GO, 5.00%, 05/01/2022	1,165
	Troy School District, School Building & Site,
875	GO, Q-SBLF, 4.00%, 05/01/2018	894
650	GO, Q-SBLF, 5.00%, 05/01/2019	694
500	GO, Q-SBLF, 5.00%, 05/01/2020	552
550	GO, Q-SBLF, 5.00%, 05/01/2021	626
500	GO, Q-SBLF, 5.00%, 05/01/2022	585

		4,516

	Hospital — 0.1%
2,250	Michigan State Hospital Finance Authority, Ascension Health Credit Group, Series B-4, Rev., 5.00%, 11/15/2027	2,692

	Industrial Development Revenue/Pollution Control Revenue — 0.1%
2,600	Michigan Strategic Fund, The Detroit Edison Company Pollution Control Bonds Project, Series CC, Rev., 1.45%, 09/01/2021 (z)	2,581

	Other Revenue — 0.1%
	Michigan Finance Authority, Local Government Loan Program,
1,290	Series B, Rev., 4.00%, 11/01/2018	1,334
675	Series B, Rev., 4.00%, 11/01/2019	716
455	Series B, Rev., 4.00%, 11/01/2020	492

		2,542

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Prerefunded — 0.2%
5,055	Michigan Municipal Bond Authority, Clean Water Revolving Fund, Rev., 5.00%, 10/01/2017 (p)	5,073

	Water & Sewer — 0.1%
350	City of Grand Rapids, Sanitary Sewer System Improvement, Rev., 5.00%, 01/01/2022	408
2,250	Michigan Finance Authority, Clean Water Revolving Fund, Rev., 5.00%, 10/01/2021	2,605

		3,013

	Total Michigan	25,423

	Minnesota — 0.9%
	Education — 0.2%
350	Minnesota Higher Education Facilities Authority, Series L, Rev., 4.00%, 04/01/2020	375
4,500	University of Minnesota, Series A, Rev., 5.75%, 07/01/2018 (p)	4,685

		5,060

	General Obligation — 0.5%
11,885	State of Minnesota, Series A, GO, 5.00%, 08/01/2018	12,345

	Transportation — 0.1%
	Minneapolis-St Paul Metropolitan Airports Commission, Subordinate Airport,
750	Series A, Rev., 5.00%, 01/01/2018	761
220	Series A, Rev., 5.00%, 01/01/2020	240
1,000	Series A, Rev., 5.00%, 01/01/2022	1,161

		2,162

	Utility — 0.1%
	Western Minnesota Municipal Power Agency, Power Supply,
1,500	Series A, Rev., 5.00%, 01/01/2023	1,779
1,000	Series A, Rev., 5.00%, 01/01/2024	1,208

		2,987

	Total Minnesota	22,554

	Mississippi — 0.3%
	Education — 0.1%
1,745	Mississippi State University Educational Building Corp., New Facilities & Refinancing Project, Series A, Rev., 4.00%, 08/01/2018	1,795

	General Obligation — 0.1%
2,500	State of Mississippi, Series F, GO, 5.25%, 10/01/2023	3,063

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN MUNICIPAL BOND FUNDS	35

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — 0.1%
	Mississippi Development Bank, Rankin County Bond Project,
750	Rev., 5.00%, 03/01/2023	886
1,080	Rev., 5.00%, 03/01/2024	1,293

		2,179

	Total Mississippi	7,037

	Missouri — 2.7%
	Certificate of Participation/Lease — 0.1%
1,000	City of Chesterfield, COP, 5.00%, 12/01/2021	1,157

	Education — 0.2%
	Health & Educational Facilities Authority,
450	Rev., 4.00%, 10/01/2018	465
625	Rev., 4.00%, 10/01/2019	663
300	Rev., 4.00%, 10/01/2020	326
300	Rev., 4.00%, 10/01/2021	332
	Missouri State Health & Educational Facilities Authority, Health Facilities, BJC Health System,
950	Rev., 5.00%, 01/01/2018	963
855	Rev., 5.00%, 01/01/2019	902
225	Rev., 5.00%, 01/01/2021	254

		3,905

	General Obligation — 0.1%
1,300	City of Kansas, Improvement & Refunding, Series A, GO, 5.00%, 02/01/2023	1,515
350	County of Clay, North Kansas City School District 74, Refunding & Improvement, Missouri Direct Deposit Program, GO, 5.00%, 03/01/2022	410
325	School District of the City of Ladue, GO, 4.00%, 03/01/2021	359
	The School District of the City of Independence, Missouri Direct Deposit Program,
375	GO, 4.00%, 03/01/2028	430
400	GO, 4.00%, 03/01/2029	454

		3,168

	Industrial Development Revenue/Pollution Control Revenue — 0.1%
550	Missouri Environmental Improvement & Energy Resources Authority, Water Pollution Control & Drinking Water, Series B, Rev., 5.00%, 07/01/2023	621
2,045	State of Missouri, Environmental Improvement & Energy Residual Authority, Water Pollution Control & Drinking Water, Series A, Rev., 5.00%, 01/01/2024	2,381

		3,002

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Other Revenue — 1.7%
350	City of Springfield, Series A, Rev., 4.00%, 09/01/2018	361
17,555	County of Jackson, Harry S. Truman Sports Complex Project, Rev., 5.00%, 12/01/2021	20,213
2,010	County of St. Louis, Regional Convention & Sports Complex Authority, Convention & Sports Facility, Series B, Rev., 5.00%, 08/15/2019	2,160
19,085	Missouri Development Finance Board, Nelson Gallery Foundation, Series A, Rev., VRDO, 0.80%, 09/01/2017 (z)	19,085

		41,819

	Prerefunded — 0.2%
2,895	Kansas City Industrial Development Authority, Series A, Rev., AMBAC, 5.00%, 12/01/2017 (p)	2,926
2,205	Missouri Environmental Improvement & Energy Resources Authority, Water Pollution Control & Drinking Water, Series B, Rev., 5.00%, 01/01/2021 (p)	2,494

		5,420

	Transportation — 0.3%
	Kansas City, Missouri Airport Refunding, General Improvement,
2,500	Series B, Rev., 5.00%, 09/01/2017	2,500
1,250	Series B, Rev., 5.00%, 09/01/2018	1,301
	Missouri Airport Refunding, Lambert St. Louis International Airport,
1,575	Rev., 5.00%, 07/01/2021	1,782
1,000	Rev., 5.00%, 07/01/2022	1,157
1,080	Rev., 5.00%, 07/01/2023	1,271

		8,011

	Total Missouri	66,482

	Montana — 0.1%
	General Obligation — 0.1%
	State of Montana, Long-Range Building Program,
690	GO, 5.00%, 08/01/2021	795
1,000	GO, 5.00%, 08/01/2022	1,185
650	Yellowstone County, School District No. 2 Billings, School Building, GO, 5.00%, 06/15/2020	722

	Total Montana	2,702

SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Nebraska — 0.6%
	Utility — 0.6%
2,000	Central Plains Energy Project, Gas Project No. 3, Rev., 5.00%, 09/01/2017	2,000
9,750	Omaha Public Power District, Electric System, Series A, Rev., 5.00%, 02/01/2028	12,017

	Total Nebraska	14,017

	Nevada — 0.1%
	Other Revenue — 0.1%
1,250	County of Clark, Series A, Rev., 4.00%, 07/01/2018	1,283

	New Hampshire — 0.4%
	General Obligation — 0.2%
2,880	State of New Hampshire, Series A, GO, 5.00%, 03/01/2026	3,553

	Other Revenue — 0.2%
	New Hampshire Municipal Bond Bank,
440	Series A, Rev., 4.00%, 02/15/2018	447
900	Series A, Rev., 4.00%, 08/15/2018	928
520	Series A, Rev., 5.00%, 02/15/2019	551
2,985	Series A, Rev., 5.00%, 08/15/2019	3,225

		5,151

	Total New Hampshire	8,704

	New Jersey — 1.5%
	Certificate of Participation/Lease — 0.1%
	County of Middlesex, Civic Square II Redevelopment Associates LLC,
610	COP, 4.00%, 06/15/2027	701
1,750	COP, 4.00%, 06/15/2029	1,955

		2,656

	Education — 0.1%
1,040	New Jersey Economic Development Authority, School Facilities Construction, Series A, Rev., 5.25%, 12/15/2020	1,095
750	New Jersey Educational Facilities Authority, Rev., 5.00%, 06/01/2018	770

		1,865

	General Obligation — 0.7%
1,425	City of Bayonne, State of New Jersey Qualified General Improvement, GO, 5.00%, 07/01/2026	1,707
	County of Passaic,
3,030	GO, 5.00%, 02/01/2019	3,206
1,685	GO, 5.00%, 02/01/2020	1,847
90	GO, 5.00%, 02/01/2021	102

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	General Obligation — continued
	State of New Jersey,
525	GO, AGM, 4.00%, 02/15/2020	561
10,075	Series Q, GO, 5.00%, 08/15/2020	11,091
425	Township of South Brunswick, GO, 5.00%, 09/01/2022	499

		19,013

	Other Revenue — 0.1%
2,225	New Jersey Environmental Infrastructure Trust, Series A, Rev., 5.00%, 09/01/2018	2,319

	Prerefunded — 0.1%
1,680	New Jersey Transportation Trust Fund Authority, Transportation System, Series A, Rev., 6.00%, 12/15/2018 (p)	1,792

	Transportation — 0.4%
5,500	New Jersey Transportation Trust Fund Authority, Transportation Program, Series BB-1, Rev., (Dow Jones US Mid Cap Sofware Index GICS Level 4 USD + 1.00%, 12.00% Cap), 1.79%, 09/07/2017 (aa)	5,428
4,000	New Jersey Turnpike Authority, Series B-3, Rev., (1 Month LIBOR + 0.57%, 10.00% Cap), 1.40%, 10/02/2017 (aa)	4,000

		9,428

	Total New Jersey	37,073

	New Mexico — 0.1%
	Housing — 0.1%
2,500	County of Bernalillo, Arroyo Vista Apartments Project, Rev., 1.40%, 03/01/2019 (z)	2,508

	Other Revenue — 0.0% (g)
800	New Mexico Finance Authority, Senior Lien Public Project, Series B, Rev., 5.00%, 06/01/2021	916

	Total New Mexico	3,424

	New York — 13.1%
	Education — 0.3%
	New York State Dormitory Authority, Columbia University,
585	Series B, Rev., 5.00%, 10/01/2021	678
2,500	Series B, Rev., 5.00%, 10/01/2023	3,047
500	New York State Dormitory Authority, Fordham University, Series B, Rev., 5.00%, 10/01/2024	620
1,100	New York State Dormitory Authority, The New School, Series A, Rev., 5.00%, 07/01/2024	1,338

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN MUNICIPAL BOND FUNDS	37

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Education — continued
	Schenectady County Capital Resource Corp., Union College Project,
960	Rev., 5.00%, 01/01/2024	1,160
400	Rev., 5.00%, 01/01/2025	491

		7,334

	General Obligation — 2.3%
2,410	Bedford Central School District, GO, 5.00%, 11/15/2022	2,878
3,860	City of New York, Fiscal Year 2012, Subseries G-1, GO, 5.00%, 04/01/2020	4,255
3,695	City of New York, Fiscal Year 2013, Series B, GO, 4.00%, 08/01/2019	3,912
6,250	City of New York, Fiscal Year 2014, Series K, GO, 5.00%, 08/01/2019	6,735
27,585	City of New York, Fiscal Year 2015, Subseries F-5, GO, VRDO, LIQ: Barclays Bank plc, 0.81%, 09/01/2017 (z)	27,585
	Counties of Rockland & Orange, Ramapo Central School District,
1,800	GO, 4.00%, 10/15/2017	1,807
2,030	GO, 4.00%, 10/15/2019	2,160
285	County of Allegany, Public Improvement, GO, 4.00%, 09/15/2019	303
1,605	County of Suffolk, Town of Brookhaven, GO, 5.00%, 03/15/2023	1,941
2,025	Hampton Bays Union Free School District, GO, 5.00%, 09/15/2022	2,395
	Town of East Hampton,
1,000	GO, 5.00%, 05/15/2021	1,149
1,000	GO, 5.00%, 05/15/2023	1,213
1,550	White Plains City School District, GO, 5.00%, 05/15/2024	1,901

		58,234

	Hospital — 0.1%
	Build Resource Corp., The New York Methodist Hospital Project,
1,000	Rev., 5.00%, 07/01/2018	1,032
550	Rev., 5.00%, 07/01/2021	623
800	Nassau County Local Economic Assistance Corp., Catholic Health Services, Long Island Obligated Group Project, Series B, Rev., 5.00%, 07/01/2023	934

		2,589

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Industrial Development Revenue/Pollution Control Revenue — 0.1%
3,000	New York State Energy Research & Development Authority, Pollution Control, Electric & Gas Corp., Project, Series C, Rev., 2.00%, 05/01/2020 (z)	3,042

	Other Revenue — 3.7%
	Battery Park City Authority,
3,450	Series A, Rev., 3.00%, 11/01/2018	3,545
2,500	Series A, Rev., 4.00%, 11/01/2019	2,677
500	Brooklyn Arena Local Development Corp., Pilot Refunding, Barclays Center, Series A, Rev., 5.00%, 07/15/2020	549
500	City of Troy Capital Resources Corp., Rensselaer Polytechnic Institute Project, Rev., 5.00%, 08/01/2020	552
2,000	New York City Transitional Finance Authority, Future Tax Secured Revenue, Subseries F-5, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.79%, 09/07/2017 (z)	2,000
	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2003,
2,750	Series B, Rev., 5.00%, 02/01/2020	3,017
2,120	Subseries A-1, Rev., 5.00%, 11/01/2017	2,135
	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2014,
1,490	Series A, Subseries A-1, Rev., 5.00%, 11/01/2017 (p)	1,501
3,700	Series A, Subseries A-1, Rev., 5.00%, 11/01/2020	4,161
4,170	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2018, Rev., 5.00%, 11/01/2026	5,249
5,000	New York Convention Center Development Corp. Hotel Unit Fee Secured, Rev., 5.00%, 11/15/2026	6,166
	New York Local Government Assistance Corp., Subordinated Lien,
2,845	Series A-5/6, Rev., 5.00%, 04/01/2018	2,916
1,500	Series A-5/6, Rev., 5.50%, 04/01/2019	1,611
	New York State Dormitory Authority, State Sales Tax,
3,000	Series A, Rev., 5.00%, 03/15/2018	3,069
2,000	Series A, Rev., 5.00%, 03/15/2021	2,280
10,180	New York State Environmental Facilities Corp., Green Bonds, Series D, Rev., 5.00%, 09/15/2021	11,807

SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — continued
	Sales Tax Asset Receivable Corp., Fiscal Year 2015,
8,525	Series A, Rev., 5.00%, 10/15/2019	9,268
15,405	Series A, Rev., 5.00%, 10/15/2020	17,326
4,800	Series A, Rev., 5.00%, 10/15/2022	5,720
4,500	Series A, Rev., 5.00%, 10/15/2025	5,580

		91,129

	Prerefunded — 0.2%
4,305	Brooklyn Arena Local Development Corp., Pilot Refunding, Barclays Center, Rev., 6.38%, 01/15/2020 (p)	4,862

	Special Tax — 0.8%
1,110	New York State Dormitory Authority, Personal Income Tax, Series G, Rev., 5.00%, 08/15/2021	1,279
17,140	New York State Urban Development Corp., General Purpose, Series C, Rev., 5.00%, 03/15/2018	17,538

		18,817

	Transportation — 4.4%
	Buffalo & Fort Erie Public Bridge Authority, Toll Bridge System,
465	Rev., 5.00%, 01/01/2020	508
815	Rev., 5.00%, 01/01/2021	919
225	Rev., 5.00%, 01/01/2026	279
200	Rev., 5.00%, 01/01/2027	250
250	Rev., 5.00%, 01/01/2028	310
375	Rev., 5.00%, 01/01/2029	461
	Metropolitan Transportation Authority,
11,000	Series C, Rev., 4.00%, 11/15/2020 (z)	11,909
2,770	Series D, Rev., 5.00%, 11/15/2018	2,910
2,500	Series D-2, Rev., (Dow Jones US Mid Cap Sofware Index GICS Level 4 USD + 0.36%, 10.00% Cap), 1.15%, 09/07/2017 (aa)	2,500
1,435	Subseries A-1, Rev., 5.00%, 11/15/2020	1,616
2,000	Subseries C-1, Rev., 5.00%, 11/15/2019	2,179
3,000	Subseries C-1, Rev., 5.00%, 11/15/2024	3,661
4,000	Metropolitan Transportation Authority, Green Bonds, Series B-2, Rev., 4.00%, 11/15/2032	4,461
12,500	MTA Hudson Rail Yards Trust Obligations, Series A, Rev., 5.00%, 11/15/2046	13,386
	New York State Thruway Authority,
32,125	Series A, Rev., 5.00%, 05/01/2019	34,273
4,200	Series J, Rev., 5.00%, 01/01/2018	4,258

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Transportation — continued
2,500	Port Authority of New York & New Jersey, Consolidated 185, Rev., AMT, 5.00%, 09/01/2017	2,500
	Port Authority of New York & New Jersey, Consolidated 205,
1,000	Rev., 5.00%, 11/15/2028	1,259
1,000	Rev., 5.00%, 11/15/2029	1,246
	Triborough Bridge & Tunnel Authority,
5,000	Series B, Rev., 5.00%, 11/15/2017	5,044
15,000	Subseries B-C, Rev., (1 Month LIBOR + 0.40%, 9.00% Cap), 1.23%, 10/02/2017 (aa)	14,977

		108,906

	Utility — 0.2%
5,000	Long Island Power Authority, Electric System, Series C, Rev., (1 Month LIBOR + 0.65%, 10.00% Cap), 1.52%, 10/02/2017 (aa)	5,007

	Water & Sewer — 1.0%
5,000	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Series EE, Rev., 5.00%, 06/15/2019	5,372
18,870	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2011, Series DD-3B, Rev., VRDO, 0.82%, 09/01/2017 (z)	18,870

		24,242

	Total New York	324,162

	North Carolina — 1.0%
	Education — 0.2%
4,265	North Carolina Capital Facilities Finance Agency, Duke University Project, Series B, Rev., 5.00%, 10/01/2026	5,420
445	Winston-Salem State University Foundation LLC, Rev., AGM, 5.00%, 10/01/2023	532

		5,952

	General Obligation — 0.5%
2,230	City of Durham, Series C, GO, 5.00%, 07/01/2018	2,309
9,670	State of North Carolina, Series D, GO, 4.00%, 06/01/2020	10,476

		12,785

	Hospital — 0.0% (g)
350	Northern Hospital District of Surry County, Health Care Facilities, Rev., 3.00%, 10/01/2017	351

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN MUNICIPAL BOND FUNDS	39

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — 0.1%
	County of Sampson, Limited Obligation,
615	Rev., 5.00%, 09/01/2026 (w)	761
800	Rev., 5.00%, 09/01/2029 (w)	982
260	Mecklenburg County Public Facilities Corp., Rev., 5.00%, 02/01/2027 (w)	327

		2,070

	Transportation — 0.2%
	City of Charlotte, Airport Revenue,
1,000	Series C, Rev., 4.00%, 07/01/2032	1,099
1,025	Series C, Rev., 5.00%, 07/01/2026	1,277
1,475	Series C, Rev., 5.00%, 07/01/2031	1,802

		4,178

	Total North Carolina	25,336

	Ohio — 1.5%
	Education — 0.1%
535	Ohio Higher Educational Facility Commission, Case Western Reserve University Project, Series A, Rev., 4.00%, 12/01/2019	571
	Ohio State Higher Educational Facility Commission, Oberlin College,
600	Rev., 4.00%, 10/01/2018	620
675	Rev., 4.00%, 10/01/2019	718
1,000	Rev., 5.00%, 10/01/2020	1,119

		3,028

	General Obligation — 0.1%
200	City of Dublin, Various Purpose, GO, 4.00%, 12/01/2028	230
3,300	State of Ohio, Infrastructure Improvement, Series A, GO, VRDO, 0.78%, 09/07/2017 (z)	3,300

		3,530

	Hospital — 0.9%
375	Akron, Bath & Copley Joint Township Hospital District, Summa Health Obligated Group, Rev., 5.00%, 11/15/2021	421
10,800	County of Allen, Mercy Health, Series B, Rev., (Dow Jones US Mid Cap Sofware Index GICS Level 4 USD + 0.75%, 12.00% Cap), 1.54%, 09/07/2017 (aa)	10,795
	County of Lake, Hospital Facilities, Lake Hospital System, Inc.,
1,445	Rev., 5.00%, 08/15/2023	1,700
1,655	Rev., 5.00%, 08/15/2024	1,974

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Hospital — continued
	State of Ohio, University Hospitals Health System, Inc.,
5,000	Series A, Rev., VRDO, 0.87%, 09/01/2017 (z)	5,000
2,500	Series B, Rev., VRDO, 0.87%, 09/01/2017 (z)	2,500

		22,390

	Other Revenue — 0.3%
1,165	County of Cuyahoga, Rev., 5.00%, 12/01/2022	1,389
1,000	RiverSouth Authority, RiverSouth Area Redevelopment, Series A, Rev., 5.00%, 06/01/2025	1,184
200	RiverSouth Authority, Riversouth Area Redevelopment Refunding, Series A, Rev., 5.00%, 06/01/2022	232
	State of Ohio, Capital Facilities Lease-Appropriation,
1,000	Series A, Rev., 5.00%, 10/01/2018	1,045
1,000	Series A, Rev., 5.00%, 04/01/2023	1,195
875	Series A, Rev., 5.00%, 04/01/2024	1,064

		6,109

	Water & Sewer — 0.1%
	Hamilton County, Sewer System, Metropolitan Sewer District of Greater Cincinnati,
500	Series A, Rev., 5.00%, 12/01/2018	526
640	Series A, Rev., 5.00%, 12/01/2019	698
1,375	Series A, Rev., 5.00%, 12/01/2021	1,596

		2,820

	Total Ohio	37,877

	Oklahoma — 1.0%
	Education — 0.9%
	Blaine County Educational Facilities Authority, Educational Facilities, Watonga Public Schools Project,
555	Rev., 5.00%, 12/01/2018	581
850	Rev., 5.00%, 12/01/2019	918
3,900	Canadian County Educational Facilities Authority, Mustang Public Schools Project, Rev., 5.00%, 09/01/2026	4,799
7,380	Cleveland County Educational Facilities Authority, Educational Facilities Lease, Norman Public Schools Project, Rev., 5.00%, 07/01/2019	7,912

SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Education — continued
	Comanche County Educational Facilities Authority, Elgin Public Schools Project,
825	Series A, Rev., 4.00%, 12/01/2023	925
1,220	Series A, Rev., 5.00%, 12/01/2027	1,477
1,600	Series A, Rev., 5.00%, 12/01/2029	1,933
	Oklahoma County Finance Authority, Educational Facilities, Lease Western Heights Public School Project,
250	Rev., 4.00%, 09/01/2018	258
325	Rev., 5.00%, 09/01/2019	349
2,000	Tulsa County Industrial Authority Educational Facilities Lease, Jenks Public Schools Project, Rev., 5.00%, 09/01/2021	2,282

		21,434

	Other Revenue — 0.0% (g)
500	Cleveland County Justice Authority, Sales Tax, Detention Facility Project, Rev., 4.00%, 03/01/2020	520
700	Oklahoma Capitol Improvement Authority, Agency Facilities, Series C, Rev., 5.00%, 07/01/2019	751

		1,271

	Utility — 0.1%
1,785	Oklahoma Municipal Power Authority, SIFMA Index, Series A, Rev., (Dow Jones US Mid Cap Sofware Index GICS Level 4 USD + 0.80%, 14.00% Cap), 1.59%, 09/07/2017 (aa)	1,784

	Total Oklahoma	24,489

	Oregon — 1.2%
	General Obligation — 0.6%
4,205	Clackamas County School District No. 12, Series B, GO, 5.00%, 06/15/2030	5,196
2,000	State of Oregon, Article XI-Q State Projects, Series H, GO, 5.00%, 05/01/2021	2,288
7,005	State of Oregon, Tax-Exempt Refunding, Series L, GO, 5.00%, 11/01/2019	7,626

		15,110

	Hospital — 0.2%
5,000	Oregon State Facilities Authority, Providence Health & Services, Series C, Rev., (Dow Jones US Mid Cap Sofware Index GICS Level 4 USD + 0.88%, 12.00% Cap), 1.67%, 09/07/2017 (aa)	5,000

	Prerefunded — 0.3%
6,210	Oregon State Department of Administrative Services, Lottery, Series A, Rev., 5.25%, 04/01/2019 (p)	6,640

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Transportation — 0.1%
	Port of Portland, International Airport,
1,000	Series 23, Rev., 5.00%, 07/01/2023	1,198
1,595	Series 23, Rev., 5.00%, 07/01/2024	1,940

		3,138

	Water & Sewer — 0.0% (g)
40	City of Portland, Sewer System, First Lien, Series A, Rev., 5.00%, 10/01/2023	48

	Total Oregon	29,936

	Pennsylvania — 5.3%
	Education — 0.7%
1,000	Cumberland County Municipal Authority, AICUP Financing Program-Messiah College Project, Rev., 2.00%, 04/30/2020 (z)	1,002
5,055	Pennsylvania State Higher Educational Facilities Authority, Trustees of the University, Series B, Rev., 5.00%, 10/01/2022	6,010
	State Public School Building Authority, Community College of Philadelphia Project,
2,760	Rev., 5.00%, 06/15/2021	3,087
2,625	Rev., 5.00%, 06/15/2024	3,065
2,860	State Public School Building Authority, Montgomery County Community College, Rev., 5.00%, 05/01/2019	3,044

		16,208

	General Obligation — 0.5%
	City of Philadelphia,
2,000	Series A, GO, 5.00%, 08/01/2019	2,147
1,000	Series A, GO, 5.00%, 08/01/2020	1,106
4,500	Series A, GO, 5.00%, 08/01/2021	5,107
2,200	Commonwealth of Pennsylvania, First Series, GO, 5.00%, 07/01/2018	2,276
350	Schuylkill Valley School District, GO, 5.00%, 04/01/2022	407
1,045	Souderton Area School District, Series A, GO, 4.00%, 11/15/2018	1,084

		12,127

	Hospital — 1.0%
23,520	County of Montour, Geisinger Health System, Series B, Rev., VRDO, 0.79%, 09/01/2017 (z)	23,520
1,400	Southcentral General Authority, Hanover Hospital, Inc., Rev., 5.00%, 12/01/2026	1,615
380	Southcentral General Authority, Wellspan Health Obligation Group, Series A, Rev., 5.00%, 06/01/2024	460

		25,595

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN MUNICIPAL BOND FUNDS	41

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — 0.8%
14,950	Pennsylvania Economic Development Financing Authority, Unemployment Compensation, Series B, Rev., 5.00%, 07/01/2021	15,402
5,000	Philadelphia City Municipal Authority, Series A, Rev., 5.00%, 11/15/2017	5,044

		20,446

	Transportation — 0.9%
	Pennsylvania Turnpike Commission,
5,000	Series A, Rev., (Dow Jones US Mid Cap Sofware Index GICS Level 4 USD + 0.68%, 12.00% Cap), 1.47%, 09/07/2017 (aa)	4,997
1,525	Series A-2, Rev., (Dow Jones US Mid Cap Sofware Index GICS Level 4 USD + 0.50%, 12.00% Cap), 1.29%, 09/07/2017 (aa)	1,524
2,500	Subseries A-2, Rev., (Dow Jones US Mid Cap Sofware Index GICS Level 4 USD + 0.80%, 10.00% Cap), 1.59%, 09/07/2017 (aa)	2,500
	Pennsylvania Turnpike Commission, Motor License Fund Enhanced,
8,070	Rev., 5.00%, 06/01/2025	9,750
3,340	Rev., 5.00%, 06/01/2026	4,067

		22,838

	Utility — 0.3%
	Lehigh County Industrial Development Authority, Pollution Control,
4,000	Rev., 1.80%, 08/15/2022 (z)	4,002
2,500	Rev., 1.80%, 09/01/2022 (z)	2,505

		6,507

	Water & Sewer — 1.1%
	Allegheny County Sanitary Authority, Sewer,
3,500	Rev., 5.00%, 12/01/2021	4,019
3,000	Rev., 5.00%, 12/01/2022	3,520
4,000	Rev., 5.00%, 12/01/2023	4,779
	City of Philadelphia, Water & Wastewater,
8,530	Series A, Rev., 5.00%, 01/01/2020	9,315
1,510	Series A, Rev., 5.00%, 07/01/2022	1,768
2,595	Series A, Rev., 5.00%, 07/01/2024	3,147
750	Pittsburgh Water & Sewer Authority, First Lien, Series B, Rev., AGM, 4.00%, 09/01/2017	750

		27,298

	Total Pennsylvania	131,019

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Rhode Island — 0.2%
	General Obligation — 0.2%
	State of Rhode Island & Providence Plantations, Consolidated Capital Development Loan,
1,000	Series A, GO, 5.00%, 10/15/2018	1,046
1,475	Series A, GO, 5.00%, 10/15/2019 (p)	1,603
1,000	State of Rhode Island & Providence Plantations, Consolidated Capital Development Loan of 2014, Series A, GO, 5.00%, 11/01/2019	1,087

		3,736

	Hospital — 0.0% (g)
365	Rhode Island Health & Educational Building Corp., Public Schools Financing Program, Town of Tiverton Issue, Rev., 5.00%, 05/15/2024	441

	Industrial Development Revenue/Pollution Control Revenue — 0.0% (g)
590	Rhode Island Clean Water Finance Agency, Water Pollution Control Revolving Fund, Green Bonds, Series A, Rev., 5.00%, 10/01/2026	718

	Total Rhode Island	4,895

	South Carolina — 0.3%
	Education — 0.2%
3,840	SCAGO Educational Facilities Corp., School District of Pickens County Project, Rev., 5.00%, 12/01/2020	4,290

	General Obligation — 0.1%
	State of South Carolina,
1,310	Series B, GO, 5.00%, 04/01/2018	1,342
1,110	Series D, GO, 5.00%, 04/01/2018	1,138

		2,480

	Other Revenue — 0.0% (g)
	County of Charleston,
645	Rev., 5.00%, 12/01/2018	678
1,000	Rev., 5.00%, 12/01/2019	1,090

		1,768

	Total South Carolina	8,538

	South Dakota — 0.1%
	Education — 0.1%
	South Dakota Health & Educational Facilities Authority,
625	Series B, Rev., 4.00%, 11/01/2020	679
500	Series B, Rev., 4.00%, 11/01/2021	553
375	Series B, Rev., 5.00%, 11/01/2022	441

		1,673

SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — 0.0% (g)
	South Dakota State Building Authority,
500	Series B, Rev., 5.00%, 06/01/2019	535
485	Series B, Rev., 5.00%, 06/01/2021	551

		1,086

	Total South Dakota	2,759

	Tennessee — 0.3%
	Industrial Development Revenue/Pollution Control Revenue — 0.3%
5,985	Memphis-Shelby County Industrial Development Board, Series B, Rev., 5.00%, 11/01/2028	7,292

	Other Revenue — 0.0% (g)
5	Metropolitan Government of Nashville & Davidson, County Sports Authority, Public Improvement, Rev., 5.00%, 07/01/2020	6

	Utility — 0.0% (g)
800	City of Chattanooga, Electric System, Series A, Rev., 5.00%, 09/01/2022	948

	Total Tennessee	8,246

	Texas — 7.1%
	Education — 1.5%
1,000	Arlington Higher Education Finance Corp., Uplift Education, Series A, Rev., PSF-GTD, 4.00%, 12/01/2029	1,105
790	Austin Community College District, Combined Fee, Series A, Rev., 5.00%, 02/01/2021	887
7,500	County of Harris, Cultural Education Facilities Finance Corp., Children’s Hospital, Series 3, Rev., (1 Month LIBOR + 0.85%, 12.00% Cap), 1.69%, 09/07/2017 (aa)	7,582
790	Stephen F. Austin State University, Board of Regents, Revenue Financing System, Rev., 4.00%, 10/15/2018	817
5,365	Tarrant County Cultural Education Facilities Finance Corp., Methodist Hospitals of Dallas Project, Series A, Rev., VRDO, LOC: TD Bank NA, 0.83%, 09/01/2017 (z)	5,365
1,520	Texas A&M University, Financing System, Series B, Rev., 5.00%, 05/15/2022	1,792
	Texas State University, Financing System,
5,100	Series A, Rev., 5.00%, 03/15/2030	6,231
4,365	Series A, Rev., 5.00%, 03/15/2032	5,266
6,735	University of Texas, Financing System, Series I, Rev., 5.00%, 08/15/2023	8,141

		37,186

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	General Obligation — 2.5%
840	Argyle Independent School District, School Building, GO, PSF-GTD, 3.00%, 08/15/2019	873
1,630	Austin Independent School District, Series B, GO, 5.00%, 08/01/2022	1,925
	Austin Independent School District, School Building,
2,500	GO, PSF-GTD, 4.00%, 08/01/2031	2,794
2,500	GO, PSF-GTD, 4.00%, 08/01/2032	2,777
475	City of Abilene, Taylor & Jones Counties, GO, 5.00%, 02/15/2021	537
	City of Colony,
620	GO, 5.00%, 08/15/2019	669
610	GO, 5.00%, 08/15/2020	679
	City of Conroe,
1,130	Series A, GO, 4.00%, 03/01/2031 (w)	1,245
1,275	Series A, GO, 4.00%, 03/01/2032 (w)	1,392
270	Series A, GO, 5.00%, 03/01/2023 (w)	320
570	Series B, GO, 4.00%, 11/15/2030 (w)	638
1,110	Series B, GO, 4.00%, 11/15/2032 (w)	1,219
430	Series B, GO, 5.00%, 11/15/2023 (w)	517
1,045	City of Denton, GO, 5.00%, 02/15/2023	1,248
	City of El Paso, Refunding & Improvement,
530	GO, 5.00%, 08/15/2021	609
4,035	GO, 5.00%, 08/15/2025	4,964
	City of Fort Worth, Certificates of Obligation,
500	Series A, GO, 4.00%, 03/01/2018	508
785	Series A, GO, 4.00%, 03/01/2019	822
	City of Fort Worth, Refunding & Improvement, General Purpose,
1,000	GO, 4.00%, 03/01/2018	1,016
1,060	GO, 4.00%, 03/01/2019	1,110
	City of Lubbock, Waterworks System,
250	Series A, GO, 5.00%, 02/15/2022	291
595	Series A, GO, 5.00%, 02/15/2023	708
185	City of Mesquite, County of Dallas, GO, 4.00%, 02/15/2018	188
355	City of Mesquite, County of Dallas, Certificates of Obligation, GO, 3.00%, 02/15/2018	358
5,000	Fort Worth Independent School District, Unlimited Tax Refunding & School Building, GO, PSF-GTD, 5.00%, 02/15/2025	6,183
1,240	Harlandale Independent School District, Series A, GO, PSF-GTD, 5.00%, 02/15/2025	1,523
4,000	Houston Independent School District, Limited Tax, Schoolhouse, GO, PSF-GTD, 5.00%, 02/15/2026	4,991

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN MUNICIPAL BOND FUNDS	43

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation — continued
	Judson Independent School District,
420	GO, PSF-GTD, 4.00%, 02/01/2018	426
595	Series A, GO, 5.00%, 02/01/2019	629
500	Katy Independent School District, School Building, GO, PSF-GTD, 5.00%, 02/15/2023	597
	Southside Independent School District, School Building,
250	GO, PSF-GTD, 5.00%, 08/15/2022	295
150	GO, PSF-GTD, 5.00%, 08/15/2023	181
	State of Texas, Transportation Commission Mobility,
3,000	GO, 5.00%, 10/01/2019	3,258
17,500	Series B, GO, (Dow Jones US Mid Cap Sofware Index GICS Level 4 USD + 0.38%, 9.00% Cap), 1.17%, 09/07/2017 (aa)	17,504

		62,994

	Other Revenue — 0.3%
	Austin Convention Enterprises, Inc., Convention Center Hotel First Tier,
500	Series A, Rev., 5.00%, 01/01/2021	557
750	Series A, Rev., 5.00%, 01/01/2022	856
800	Austin Convention Enterprises, Inc., Convention Center Hotel Second Tier, Series B, Rev., 5.00%, 01/01/2021	883
4,700	Lower Colorado River Authority, Series B, Rev., 5.00%, 05/15/2023	5,499

		7,795

	Prerefunded — 0.3%
5,605	Harris County Health Facilities Development Corp., Memorial Hermann Healthcare System, Series B, Rev., 7.25%, 12/01/2018 (p)	6,053
60	Lower Colorado River Authority, Series B, Rev., 5.00%, 05/15/2022 (p)	71

		6,124

	Transportation — 0.5%
	City of Austin, Airport System,
1,095	Series B, Rev., AMT, 5.00%, 11/15/2026	1,330
585	Series B, Rev., AMT, 5.00%, 11/15/2027	704
630	Series B, Rev., AMT, 5.00%, 11/15/2028	753
2,500	Harris County, Toll Road, Senior Lien, Series A, Rev., (Dow Jones US Mid Cap Sofware Index GICS Level 4 USD + 0.78%, 12.00% Cap), 1.57%, 09/07/2017 (aa)	2,501
500	Love Field Airport Modernization Corp., Rev., AMT, 5.00%, 11/01/2018	523

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Transportation — continued
6,000	North Texas Tollway Authority System, First Tier, Series C, Rev., (Dow Jones US Mid Cap Sofware Index GICS Level 4 USD + 0.67%, 9.00% Cap), 1.46%, 09/07/2017 (aa)	6,008

		11,819

	Utility — 1.2%
5,800	City of Austin, Electric Utility System, Rev., AGM, 5.00%, 11/15/2020	5,851
	City of Cedar Park, Utility System,
820	Rev., 5.00%, 08/15/2021	941
560	Rev., 5.00%, 08/15/2022	658
5,000	City of Houston, Utility System Revenue Refunding, Series C, Rev., 5.00%, 05/15/2020	5,528
2,000	City of San Antonio, Electric & Gas Systems, Rev., 5.00%, 02/01/2026	2,505
	City of San Antonio, Electric & Gas Systems, Junior Lien,
7,500	Series B, Rev., (Dow Jones US Mid Cap Sofware Index GICS Level 4 USD + 0.38%, 8.00% Cap), 1.17%, 09/07/2017 (aa)	7,498
6,480	Series B, Rev., 2.00%, 12/01/2021 (z) (w)	6,601
	City of Victoria, Utility System,
160	Rev., 2.00%, 12/01/2018	162
150	Rev., 2.50%, 12/01/2019	155

		29,899

	Water & Sewer — 0.8%
	City of Austin, Water & Wastewater System,
2,985	Rev., 5.00%, 11/15/2028	3,757
3,350	Rev., 5.00%, 11/15/2029	4,175
3,520	City of Dallas, Waterworks & Sewer System, Series A, Rev., 5.00%, 10/01/2019	3,817
	City of Galveston, Waterworks & Sewer System,
180	Rev., 4.00%, 05/01/2018	184
205	Rev., 5.00%, 05/01/2019	218
245	Rev., 5.00%, 05/01/2020	270
265	Rev., 5.00%, 05/01/2021	300
380	Rev., 5.00%, 05/01/2024	456
	City of San Antonio, Water System, Junior Lien,
2,670	Series A, Rev., 4.00%, 05/15/2034	2,905
1,000	Series E, Rev., 5.00%, 05/15/2019	1,069
1,035	North Harris County, Regional Water Authority, Senior Lien, Rev., 5.00%, 12/15/2019	1,127
1,500	Trinity River Authority Central Regional Wastewater System, Rev., 5.00%, 08/01/2018	1,558

		19,836

	Total Texas	175,653

SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Utah — 1.6%
	General Obligation — 0.4%
	State of Utah,
4,925	GO, 5.00%, 07/01/2021	5,664
4,855	Series C, GO, 5.00%, 07/01/2018	5,026

		10,690

	Other Revenue — 0.2%
	West Valley City Municipal Building Authority,
495	Rev., AGM, 4.00%, 02/01/2023	558
500	Rev., AGM, 4.00%, 02/01/2024	568
250	Rev., AGM, 5.00%, 02/01/2025	304
720	Rev., AGM, 5.00%, 02/01/2027	892
1,070	Rev., AGM, 5.00%, 02/01/2029	1,303
500	Rev., AGM, 5.00%, 02/01/2030	604
500	Rev., AGM, 5.00%, 02/01/2031	600

		4,829

	Transportation — 1.0%
	Salt Lake City Corp. Airport Revenue,
1,000	Series A, Rev., AMT, 5.00%, 07/01/2022	1,165
5,250	Series A, Rev., AMT, 5.00%, 07/01/2029	6,352
5,000	Series A, Rev., AMT, 5.00%, 07/01/2031	5,968
5,105	Series A, Rev., AMT, 5.00%, 07/01/2032	6,069
4,260	Series A, Rev., AMT, 5.00%, 07/01/2033	5,041

		24,595

	Total Utah	40,114

	Vermont — 0.1%
	Education — 0.1%
	University of Vermont & State Agricultural College,
750	Rev., 5.00%, 10/01/2021	862
855	Rev., 5.00%, 10/01/2022	1,008

		1,870

	Other Revenue — 0.0% (g)
	Vermont Municipal Bond Bank,
545	Series 2, Rev., 5.00%, 12/01/2017	551
400	Series 3, Rev., 5.00%, 12/01/2021	464

		1,015

	Total Vermont	2,885

	Virginia — 3.2%
	Education — 0.1%
2,900	Virginia Public School Authority, Special Obligation, Rev., 5.00%, 07/15/2019	3,123

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	General Obligation — 2.0%
3,940	City of Alexandria, Series A, GO, 4.25%, 06/15/2018	4,048
5,390	County of Arlington, Series B, GO, 5.00%, 08/15/2022	6,392
	County of Fairfax, Public Improvement,
5,590	Series A, GO, 5.00%, 10/01/2024	6,769
10,215	Series A, GO, 5.00%, 10/01/2025	12,332
6,000	Series A, GO, 5.00%, 10/01/2026	7,633
	Henrico County, Public Improvement,
5,115	Series A, GO, 5.00%, 08/01/2028	6,504
5,110	Series A, GO, 5.00%, 08/01/2029	6,446

		50,124

	Industrial Development Revenue/Pollution Control Revenue — 0.1%
2,150	Fairfax County Economic Development Authority, County Facilities Projects, Series A, Rev., 4.00%, 10/01/2018	2,224

	Other Revenue — 0.2%
1,300	Virginia Resources Authority, Infrastructure & State Moral Obligation, Series B, Rev., 5.00%, 11/01/2018	1,363
2,250	Virginia Resources Authority, Infrastructure Pooled Financing Program, Series C, Rev., 5.00%, 11/01/2020	2,528

		3,891

	Prerefunded — 0.2%
4,725	Virginia Resources Authority, Clean Water State Revolving Fund, Rev., 4.75%, 10/01/2017 (p)	4,741

	Water & Sewer — 0.6%
	City of Norfolk, Water Revenue,
4,435	Rev., 5.00%, 11/01/2017	4,467
1,340	Rev., 5.00%, 11/01/2018	1,405
3,190	County of Fairfax, Sewer Revenue, Rev., 5.00%, 07/15/2019	3,436
5,615	Fairfax County Water Authority, Series B, Rev., 5.25%, 04/01/2024	6,992

		16,300

	Total Virginia	80,403

	Washington — 1.5%
	Certificate of Participation/Lease — 0.2%
	State of Washington, State & Local Agency Real & Personal Property,
2,555	Series D, COP, 5.00%, 07/01/2018	2,643
3,125	Series D, COP, 5.00%, 07/01/2019	3,356

		5,999

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN MUNICIPAL BOND FUNDS	45

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Education — 0.0% (g)
125	University of Washington, Rev., 1.75%, 04/01/2019	127

	General Obligation — 0.4%
	King County Public Hospital District No. 2, Evergreenhealth,
1,370	GO, 5.00%, 12/01/2018	1,439
870	GO, 5.00%, 12/01/2019	947
2,730	King County School District No. 411, Issaquah, GO, 5.00%, 12/01/2032	3,311
1,400	Snohomish County School District No. 002, Everett Refunding, GO, 4.00%, 12/01/2017	1,411
300	State of Washington, Various Purpose, Series R-2011A, GO, 5.00%, 01/01/2023	339
	Whatcom County School District No. 501 Bellingham,
1,000	GO, 5.00%, 12/01/2031	1,233
715	GO, 5.00%, 12/01/2032	877

		9,557

	Other Revenue — 0.2%
5,000	Central Puget Sound Regional Transit Authority, Sales Tax, Series S-2A, Rev., (Dow Jones US Mid Cap Sofware Index GICS Level 4 USD + 0.70%, 12.00% Cap), 1.49%, 09/07/2017 (aa)	5,011

	Transportation — 0.3%
	Central Puget Sound Regional Transit Authority, Sales Tax & Motor Vehicle Excise Tax,
685	Series S-1, Rev., 5.00%, 11/01/2023	836
720	Series S-1, Rev., 5.00%, 11/01/2024	892
2,000	Series S-1, Rev., 5.00%, 11/01/2034	2,400
4,000	Port of Seattle, Intermediate Lien, Series B, Rev., 5.00%, 03/01/2019	4,245

		8,373

	Utility — 0.4%
7,500	City of Seattle, Municipal Light & Power, Series B-1, Rev., (Dow Jones US Mid Cap Sofware Index GICS Level 4 USD + 0.68%, 12.00% Cap), 1.47%, 09/07/2017 (aa)	7,500
500	County of Snohomish, Public Utility District No. 1, Electric System, Rev., 5.00%, 12/01/2025	620
1,000	Grant County Public Utility District No. 2, Electric System, Series K, Rev., (Dow Jones US Mid Cap Sofware Index GICS Level 4 USD + 0.32%, 12.00% Cap), 1.11%, 09/07/2017 (aa)	1,000

		9,120

	Total Washington	38,187

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	West Virginia — 0.1%
	Hospital — 0.1%
	Monongalia County Building Commission, Health System,
1,545	Rev., 5.00%, 07/01/2018	1,595
1,565	Rev., 5.00%, 07/01/2022	1,807

	Total West Virginia	3,402

	Wisconsin — 1.1%
	Certificate of Participation/Lease — 0.1%
	State of Wisconsin, Master Lease,
800	Series A, COP, 5.00%, 09/01/2017	800
1,125	Series A, COP, 5.00%, 09/01/2018	1,171

		1,971

	Education — 0.4%
3,250	Milwaukee Redevelopment Authority, Milwaukee Public Schools, Neighborhood Schools Initiative, Rev., NATL-RE, 4.00%, 08/01/2023	3,678
5,815	Wisconsin Health & Educational Facilities Authority, Ascension Health Alliance Senior Credit Group, Series B-2, Rev., 4.00%, 05/30/2019 (z)	6,105
1,250	Wisconsin Health & Educational Facilities Authority, Thedacare, Inc., Rev., 5.00%, 12/15/2020	1,400

		11,183

	General Obligation — 0.1%
1,990	State of Wisconsin, Series A, GO, 5.00%, 05/01/2018	2,046

	Prerefunded — 0.4%
8,440	State of Wisconsin, Series A, GO, 5.00%, 05/01/2021 (p)	9,636

	Transportation — 0.1%
	County of Milwaukee, Airport,
1,400	Series A, Rev., AMT, 5.00%, 12/01/2018	1,469
1,000	Series A, Rev., AMT, 5.00%, 12/01/2028	1,195

		2,664

	Total Wisconsin	27,500

	Total Municipal Bonds (Cost $2,358,610)	2,399,617

SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2017

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 4.1%
	Investment Company — 4.1%
101,600	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.88% (b) (l) (Cost $101,600)	101,600

	Total Investments — 100.7% (Cost $2,460,477)	2,501,487
	Liabilities in Excess of Other Assets — (0.7)%	(16,500)

	NET ASSETS — 100.0%	$2,484,987

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN MUNICIPAL BOND FUNDS	47

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — 95.2% (t)
	Alabama — 1.1%
	Industrial Development Revenue/Pollution Control Revenue — 0.3%
1,000	Alabama Capital Region Solid Waste Disposal Authority, Tax-Exempt Solid Waste Disposal, IREP-Montgomery MRF, LLC Project, Series A, Rev., AMT, 4.50%, 06/15/2034	1,019

	Other Revenue — 0.4%
1,000	Montgomery County Public Building Authority, Warrants, Facilities Project, Rev., 5.00%, 03/01/2029	1,180

	Transportation — 0.4%
1,350	Alabama Federal Aid Highway Finance Authority, Series A, Rev., 4.00%, 06/01/2037	1,458

	Total Alabama	3,657

	Alaska — 3.1%
	Prerefunded — 1.8%
	Alaska Municipal Bond Bank Authority,
2,500	Rev., 5.75%, 09/01/2018 (p)	2,623
1,745	Matanuska-Susitna Borough, Goose Creek Correctional Center Project, Rev., AGC, 6.00%, 09/01/2019 (p)	1,920
1,005	Matanuska-Susitna Borough, Goose Creek Correctional Center Project, Unrefunded Balance, Rev., AGC, 6.00%, 09/01/2019 (p)	1,105

		5,648

	Utility — 1.3%
3,915	Alaska Energy Authority, Power, Bradley Lake Hydroelectric Project, Fourth Series, Rev., AGM, 6.00%, 07/01/2019	4,262

	Total Alaska	9,910

	Arkansas — 0.1%
	Education — 0.1%
185	Board of Trustees of the University of Arkansas, Various Facility, Fayetteville Campus, Series A, Rev., 5.00%, 11/01/2037	218

	California — 19.4%
	Certificate of Participation/Lease — 0.5%
1,500	Riverside Public Financing Authority, Riverside Pavement Rehabilitation Project, COP, AGM, 5.00%, 06/01/2033	1,674

	Education — 0.7%
500	California Educational Facilities Authority, Claremont McKenna College, Series A, Rev., 4.00%, 01/01/2039	528

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Education — continued
1,640	California State University, Systemwide, Series A, Rev., 3.13%, 11/01/2036	1,661

		2,189

	General Obligation — 7.6%
160	Alta Loma School District, Series A, GO, 5.00%, 08/01/2032	195
30	County of Santa Clara, Campbell Union High School District, GO, 3.00%, 08/01/2031	31
1,180	Los Angeles Community College District, GO, 5.00%, 08/01/2038	1,400
	Los Angeles Unified School District,
1,000	Series B, GO, 5.00%, 07/01/2030	1,223
5,000	Series D, GO, 5.00%, 01/01/2034	5,368
1,000	Mount San Antonio Community College District, GO, BAN, Zero Coupon, 04/01/2022	940
7,150	Mount San Antonio Community College District, Election of 2008, Series A, GO, Zero Coupon, 08/01/2043	5,892
	Pittsburg Unified School District,
1,025	GO, 4.00%, 08/01/2032	1,137
1,640	GO, 4.00%, 08/01/2036	1,775
50	Pomona Unified School District, Series A, GO, NATL-RE, 6.10%, 02/01/2020	56
2,450	Santa Maria Joint Union High School District, Santa Barbara & San Luis Obispo, GO, Zero Coupon, 08/01/2037	1,005
100	Santa Monica-Malibu Unified School District, GO, 4.00%, 08/01/2021	112
5,000	State of California, Various Purpose, GO, 6.50%, 04/01/2033	5,456

		24,590

	Hospital — 1.6%
1,750	California Health Facilities Financing Authority, Cedars-Sinai Medical Center, Rev., 5.00%, 11/15/2028	2,124
375	California Health Facilities Financing Authority, Providence St. Joseph Health, Series A, Rev., 4.00%, 10/01/2047	392
750	California Health Facilities Financing Authority, Sutter Health, Series A, Rev., 5.00%, 11/15/2041	867
	California Public Finance Authority, Henry Mayo Newhall Hospital,
500	Rev., 5.00%, 10/15/2037	556
1,000	Rev., 5.00%, 10/15/2047	1,095

		5,034

SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — 0.3%
1,035	San Francisco Bay Area Rapid Transit District, Sales Tax, Series A, Rev., 4.00%, 07/01/2033	1,138

	Prerefunded — 3.2%
40	California Health Facilities Financing Authority, Providence Health & Services, Series C, Rev., 6.50%, 10/01/2018 (p)	43
1,960	California Health Facilities Financing Authority, Unrefunded Balance, Providence Health & Services, Series C, Rev., 6.50%, 10/01/2018 (p)	2,081
7,500	San Diego Public Facilities Financing Authority, Senior Sewer, Series A, Rev., 5.25%, 05/15/2019 (p)	8,064

		10,188

	Transportation — 1.4%
930	Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area, Rev., 4.00%, 04/01/2032	1,022
1,250	City of Los Angeles, Department of Airports, Series A, Rev., AMT, 5.00%, 05/15/2038	1,408
1,000	Los Angeles County Metropolitan Transportation Authority, Union Station Gateway Project, Rev., 5.00%, 07/01/2027	1,225
805	Los Angeles Harbor Department, Rev., 7.60%, 10/01/2018 (p)	835

		4,490

	Utility — 3.6%
	City of Los Angeles, Department of Water & Power, Power System,
1,700	Series A, Rev., 5.00%, 07/01/2035	2,044
375	Series B, Rev., 5.00%, 07/01/2036	443
610	Series D, Rev., 5.00%, 07/01/2033	721
2,500	Subseries A-1, Rev., 5.25%, 07/01/2038	2,590
2,450	East Bay Municipal Utility District, Wastewater System, Series A, Rev., 5.00%, 06/01/2036	2,902
2,000	Long Beach Bond Finance Authority, Natural Gas, Series A, Rev., 5.25%, 11/15/2021	2,242
570	Northern California Transmission Agency, Transmission Project, Series A, Rev., 5.00%, 05/01/2031	683

		11,625

	Water & Sewer — 0.5%
515	East Bay Municipal Utility District Water System, Green Bonds, Series B, Rev., 5.00%, 06/01/2033	618

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Water & Sewer — continued
	Orange County Water District,
240	Series A, Rev., 5.00%, 08/15/2029	300
650	Series A, Rev., 5.00%, 08/15/2034	791

		1,709

	Total California	62,637

	Colorado — 3.8%
	Certificate of Participation/Lease — 1.9%
3,720	Adams County, Colorado Refunding & Improvement, COP, 4.00%, 12/01/2040	3,912
2,000	State of Colorado, Building Excellent Schools Today, Series G, COP, 5.00%, 03/15/2032	2,236

		6,148

	Education — 0.1%
150	Board of Governors of the University of Colorado, Enterprise System, Series E-1, Rev., 5.00%, 03/01/2035	174

	Hospital — 0.7%
1,095	Colorado Health Facilities Authority, Vail Valley Medical Centre Project, Rev., 4.00%, 01/15/2045	1,139
1,000	Denver Health & Hospital Authority, Series A, Rev., 5.25%, 12/01/2045	1,082

		2,221

	Prerefunded — 1.1%
	Colorado Water Resources & Power Development Authority, Water & Wastewater Utility Enterprise Project,
1,000	Series A, Rev., AGC, 5.13%, 12/01/2018 (p)	1,053
1,000	Series A, Rev., AGC, 5.25%, 12/01/2018 (p)	1,055
1,500	University of Colorado, University Enterprise, Series A, Rev., 5.38%, 06/01/2019 (p)	1,616

		3,724

	Total Colorado	12,267

	Delaware — 0.5%
	Education — 0.3%
	The Delaware Economic Development Authority, Newark Charter School, Inc. Project,
500	Series A, Rev., 5.00%, 09/01/2036	562
500	Series A, Rev., 5.00%, 09/01/2046	554

		1,116

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN MUNICIPAL BOND FUNDS	49

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Hospital — 0.2%
555	Delaware State Economic Development Authority, Osteopathic Hospital Association, Series A, Rev., 6.90%, 01/01/2018 (p)	565

	Total Delaware	1,681

	District of Columbia — 2.3%
	Education — 0.4%
	District of Columbia,
500	Series A, Rev., 6.00%, 07/01/2043	580
500	Series A, Rev., 6.00%, 07/01/2048	578

		1,158

	General Obligation — 1.9%
	District of Columbia,
1,500	Series A, GO, 5.00%, 06/01/2037	1,801
3,965	Series B, GO, NATL-RE, 6.00%, 06/01/2019	4,314

		6,115

	Total District of Columbia	7,273

	Florida — 3.0%
	General Obligation — 0.9%
2,415	Hillsborough County, Parks & Recreation Program, GO, NATL-RE, 5.25%, 07/01/2025	3,043

	Hospital — 0.1%
215	Orange County Health Facilities Authority, Series B, Rev., 4.00%, 10/01/2045	221

	Transportation — 1.1%
3,205	Hillsborough County Aviation Authority, Tampa International Airport, Series B, Rev., NATL-RE, 6.00%, 10/01/2018	3,376

	Utility — 0.9%
2,820	Tohopekaliga Water Authority, Utility System Revenue, Series A, Rev., 4.00%, 10/01/2041	3,020

	Total Florida	9,660

	Georgia — 2.4%
	Hospital — 2.4%
3,845	Dalton Development Authority, Hamilton Health Care System, Rev., NATL-RE, 5.50%, 08/15/2026	4,494
2,940	Fulton County Georgia Development Authority, Hospital Revenue Health System, Rev., 5.00%, 04/01/2042	3,350

	Total Georgia	7,844

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Hawaii — 1.5%
	General Obligation — 1.5%
1,970	City & County of Honolulu, Series A, GO, 5.00%, 10/01/2037	2,313
2,000	State of Hawaii, Series FK, GO, 5.00%, 05/01/2027	2,525

	Total Hawaii	4,838

	Illinois — 3.0%
	Education — 0.6%
1,750	Chicago Public Building Commission, Board of Education, Series A, Rev., NATL-RE, 7.00%, 01/01/2020 (p)	1,932

	General Obligation — 1.1%
295	Cook County Forest Preserve District, Limited Tax Project, Series B, GO, 5.00%, 12/15/2037	315
3,000	State of Illinois, GO, 5.50%, 07/01/2038	3,240

		3,555

	Hospital — 0.2%
	Illinois Finance Authority, Healthcare Enterprises, Inc.,
305	Series C, Rev., 5.00%, 03/01/2033 (w)	347
205	Series C, Rev., 5.00%, 03/01/2034 (w)	232

		579

	Prerefunded — 0.4%
1,260	City of Chicago, O’Hare International Airport, Third Lien, Series A, Rev., 5.75%, 01/01/2021 (p)	1,453

	Transportation — 0.7%
240	City of Chicago, O’Hare International Airport, Third Lien, Series A, Rev., 5.75%, 01/01/2039	273
1,780	Regional Transportation Authority, Series D, Rev., NATL-RE, 7.75%, 06/01/2019	1,922

		2,195

	Total Illinois	9,714

	Indiana — 1.7%
	Education — 0.3%
975	Indiana Finance Authority, Educational Facilities, Valparaiso University, Rev., 5.00%, 10/01/2026	1,140

	Other Revenue — 1.4%
4,000	Indiana Finance Authority, State Revolving Fund Program, Series A, Rev., 5.00%, 02/01/2030	4,509

	Total Indiana	5,649

SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Louisiana — 0.7%
	Hospital — 0.4%
1,150	Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project, Rev., 5.00%, 05/15/2047	1,275

	Other Revenue — 0.3%
1,000	Tobacco Settlement Financing Corp., Asset-Backed, Series A, Rev., 5.25%, 05/15/2035	1,093

	Total Louisiana	2,368

	Maine — 1.9%
	Prerefunded — 1.9%
5,675	Maine Turnpike Authority, Rev., 6.00%, 07/01/2019 (p)	6,201

	Maryland — 0.5%
	General Obligation — 0.5%
1,245	Baltimore County, Consolidated Public Improvement, GO, 5.00%, 08/01/2026	1,545

	Massachusetts — 3.5%
	General Obligation — 3.5%
	Commonwealth of Massachusetts,
1,500	Series A, GO, 5.00%, 03/01/2032	1,773
4,135	Series B, GO, 5.00%, 07/01/2028	5,289
3,890	Commonwealth of Massachusetts, Consolidated Loan of 2016, Series J, GO, 4.00%, 12/01/2039	4,173

		11,235

	Water & Sewer — 0.0% (g)
80	Massachusetts Water Pollution Abatement Trust, Pool Program, Rev., 5.25%, 08/01/2028	103

	Total Massachusetts	11,338

	Michigan — 0.5%
	Transportation — 0.5%
1,500	Michigan State Trunk Line, Rev., 5.00%, 11/15/2036	1,698

	Minnesota — 0.6%
	Education — 0.5%
	Minnesota Higher Education Facilities Authority, Carleton College,
1,000	Rev., 4.00%, 03/01/2032	1,104
500	Rev., 4.00%, 03/01/2033	550

		1,654

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Utility — 0.1%
350	City of Rochester, Electric Utility, Series A, Rev., 5.00%, 12/01/2028	430

	Total Minnesota	2,084

	Mississippi — 0.4%
	Water & Sewer — 0.4%
1,000	Mississippi Development Bank, Water & Sewer System Project, Special Obligation, Rev., AGM, 6.88%, 12/01/2040	1,284

	Montana — 0.1%
	Prerefunded — 0.1%
400	City of Helena, COP, 5.00%, 01/01/2019 (p)	422

	Nebraska — 0.1%
	Utility — 0.1%
185	Public Power Generation Agency, Whelan Energy Center Unit 2, Series A, Rev., 5.00%, 01/01/2034	213

	New Jersey — 2.3%
	Housing — 0.1%
160	New Jersey Housing & Mortgage Finance Agency, Single Family Housing, Series AA, Rev., 6.38%, 10/01/2028	161

	Transportation — 2.2%
10,355	New Jersey Transportation Trust Fund Authority, Capital Appreciation, Transportation Systems, Series A, Rev., Zero Coupon, 12/15/2036	4,234
2,670	New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement, Series A-1, Rev., 5.00%, 06/15/2027	3,001

		7,235

	Total New Jersey	7,396

	New York — 17.1%
	Education — 0.4%
1,025	State Dormitory Authority, New York University, Series A, Rev., 5.00%, 07/01/2028	1,266

	General Obligation — 2.9%
3,500	City of New York, Fiscal Year 2006, Series I, Subseries I-4, GO, VRDO, LOC: TD Bank NA, 0.83%, 09/01/2017 (z)	3,500
5,000	City of New York, Fiscal Year 2014, Subseries D-4, GO, VRDO, LOC: TD Bank NA, 0.83%, 09/01/2017 (z)	5,000
820	Gorham-Middlesex Central School District, GO, 3.00%, 06/15/2021	873

		9,373

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN MUNICIPAL BOND FUNDS	51

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — 5.0%
	Brooklyn Arena Local Development Corp., Pilot Refunding, Barclays Center,
625	Series A, Rev., 5.00%, 07/15/2026	749
565	Series A, Rev., 5.00%, 07/15/2028	671
1,750	Hudson Yards Infrastructure Corp., Series A, Rev., 5.00%, 02/15/2042	2,058
195	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2012, Subseries E-1, Rev., 5.00%, 02/01/2035	222
1,500	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2017, Series B, Subseries B-1, Rev., 5.00%, 08/01/2036	1,774
	New York Convention Center Development Corp., Subordinated Lien Hotel Unit fee,
2,000	Series B, Rev., Zero Coupon, 11/15/2036	990
9,970	Series B, Rev., Zero Coupon, 11/15/2055	2,081
6,500	Series B, Rev., Zero Coupon, 11/15/2056	1,301
	New York Counties Tobacco Trust VI Tobacco Settlement Pass-Through Bonds,
300	Series B, Rev., 5.00%, 06/01/2025	362
150	Series B, Rev., 5.00%, 06/01/2028	175
155	Series B, Rev., 5.00%, 06/01/2029	178
4,450	New York State Dormitory Authority, Sales Tax, Series A, Rev., 5.00%, 03/15/2026	5,484

		16,045

	Prerefunded — 0.4%
1,150	New York City Municipal Water Finance Authority, Water & Sewer System, Series A, Rev., 5.75%, 06/15/2018 (p)	1,195

	Transportation — 3.7%
	Metropolitan Transportation Authority,
250	Series D, Rev., 5.00%, 11/15/2029	303
400	Series D, Rev., 5.00%, 11/15/2030	482
400	Series D, Rev., 5.00%, 11/15/2031	480
8,590	Port Authority of New York & New Jersey, Consolidated, 93rd Series, Rev., 6.13%, 06/01/2094	10,712

		11,977

	Utility — 1.5%
4,250	Utility Debt Securitization Authority, Series TE, Rev., 5.00%, 12/15/2041	4,951

	Water & Sewer — 3.2%
3,030	New York City Municipal Water Finance Authority, Water & Sewer System, Series A, Rev., 5.75%, 06/15/2040	3,152

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Water & Sewer — continued
5,000	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2015, Series BB-4, Rev., VRDO, 0.81%, 09/01/2017 (z)	5,000
1,750	New York State Environmental Facilities Corp., State Clean Water & Drinking Water Revolving Funds, Municipal Water Finance Authority Projects — Second Resolution, Series A, Rev., 5.00%, 06/15/2037	2,104

		10,256

	Total New York	55,063

	North Dakota — 0.0% (g)
	General Obligation — 0.0% (g)
30	West Fargo Public School District No. 6, Series A, GO, 3.00%, 05/01/2025	33

	Ohio — 2.1%
	Education — 0.6%
	Miami University, A State University of Ohio,
375	Rev., 5.00%, 09/01/2029	455
500	Rev., 5.00%, 09/01/2030	602
650	Rev., 5.00%, 09/01/2031	778

		1,835

	General Obligation — 0.7%
	Greenville City School District, School Improvement,
1,000	GO, 5.25%, 01/01/2038	1,121
1,000	GO, 5.25%, 01/01/2041	1,118

		2,239

	Hospital — 0.3%
1,000	County of Warren, Otterbein Homes Obligated Group, Healthcare Facilities, Series A, Rev., 5.50%, 07/01/2039	1,121

	Prerefunded — 0.5%
	County of Richland, Correctional Facilities Improvement,
500	GO, AGC, 5.88%, 12/01/2018 (p)	531
400	GO, AGC, 6.00%, 12/01/2018 (p)	426
650	GO, AGC, 6.13%, 12/01/2018 (p)	693

		1,650

	Total Ohio	6,845

SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Oklahoma — 1.9%
	Other Revenue — 0.6%
1,800	The Edmond Public Works Authority, Sales Tax And Utility System, Rev., 4.00%, 07/01/2041	1,909

	Prerefunded — 0.7%
2,000	Oklahoma City Water Utilities Trust, Water & Sewer System, Series A, Rev., 5.00%, 07/01/2019 (p)	2,149

	Transportation — 0.6%
1,665	Oklahoma Turnpike Authority, Turnpike System, Second Senior, Series A, Rev., 5.00%, 01/01/2037	1,949

	Total Oklahoma	6,007

	Oregon — 1.0%
	Other Revenue — 1.0%
2,500	Oregon State Department of Administrative Services, Lottery, Series C, Rev., 5.00%, 04/01/2031	3,075

	Pennsylvania — 0.6%
	General Obligation — 0.3%
	City of Pittsburgh,
730	GO, 4.00%, 09/01/2031	802
120	GO, 4.00%, 09/01/2033	130

		932

	Hospital — 0.3%
	Lancaster County Hospital Authority, Health Center, Masonic Villages Project,
510	Rev., 5.00%, 11/01/2036	579
250	Rev., 5.00%, 11/01/2037	283

		862

	Total Pennsylvania	1,794

	South Carolina — 6.3%
	Prerefunded — 3.2%
9,515	Laurens County School District No. 056, GO, AGC, SCSDE, 6.13%, 03/01/2019 (p)	10,262

	Utility — 3.0%
3,900	Piedmont Municipal Power Agency, Electric, Rev., FGIC, 6.75%, 01/01/2020 (p)	4,417
4,615	Piedmont Municipal Power Agency, Electric, Unrefunded Balance, Rev., NATL-RE, 6.75%, 01/01/2020	5,180

		9,597

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Water & Sewer — 0.1%
270	City of Anderson, South Carolina Water & Sewer System, Rev., 5.00%, 07/01/2029	326

	Total South Carolina	20,185

	South Dakota — 0.1%
	Other Revenue — 0.1%
300	South Dakota State Building Authority, Series A, Rev., 5.00%, 06/01/2022	352

	Texas — 8.1%
	Education — 2.1%
	Clifton Higher Education Finance Corp., Idea Public Schools,
1,250	Rev., 6.00%, 08/15/2033	1,468
500	Series B, Rev., 4.00%, 08/15/2023	550
345	Series B, Rev., 5.00%, 08/15/2024	402
460	Series B, Rev., 5.00%, 08/15/2025	539
	Tarrant County Cultural Education Facilities Finance Corp., Hendrick Medical Center, Hospital,
1,000	Rev., 5.13%, 09/01/2033	1,121
2,300	Rev., 5.50%, 09/01/2043	2,580
210	University of Texas System, Series A, Rev., 5.00%, 07/01/2031	252

		6,912

	General Obligation — 0.2%
535	City of Carrollton, GO, 5.00%, 08/15/2026	576

	Hospital — 0.3%
940	Harris County Health Facilities Development Corp., Texas Children’s Hospital Project, Rev., 5.50%, 10/01/2019 (p)	985

	Industrial Development Revenue/Pollution Control Revenue — 1.1%
3,500	Lower Neches Valley Authority Industrial Development Corp., Exempt Facilities, Mobil Oil Corp. Project, Series 2010, Rev., VRDO, 0.70%, 09/01/2017 (z)	3,500

	Prerefunded — 1.9%
2,200	City of Forney, Independent School District, Series A, GO, PSF-GTD, 5.75%, 08/15/2018 (p)	2,302
3,500	Harris County Health Facilities Development Corp., Memorial Hermann Healthcare System, Series B, Rev., 7.25%, 12/01/2018 (p)	3,780

		6,082

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN MUNICIPAL BOND FUNDS	53

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Transportation — 1.4%
1,965	Dallas-Fort Worth International Airport, Joint Improvement, Series A, Rev., 5.00%, 11/01/2042	2,165
2,000	North Texas Tollway Authority, Special Projects System, Series A, Rev., 6.00%, 09/01/2041	2,351

		4,516

	Utility — 0.0% (g)
35	City of San Antonio, Electric & Gas Systems, Rev., 5.00%, 02/01/2032	42

	Water & Sewer — 1.1%
2,500	City of Houston, Water & Sewer System, Junior Lien, Series A, Rev., AGM, 5.75%, 12/01/2032 (p)	3,572

	Total Texas	26,185

	Utah — 0.4%
	Other Revenue — 0.0% (g)
110	Utah Infrastructure Agency Telecommunications And Franchise Tax, Rev., 4.00%, 10/15/2040	116

	Water & Sewer — 0.4%
1,000	Utah Water Finance Agency, Loan Financing Program, Series A, Rev., 5.00%, 03/01/2027	1,256

	Total Utah	1,372

	Virginia — 1.2%
	General Obligation — 0.7%
1,930	City of Richmond, Public Improvement, Series B, GO, 5.00%, 07/15/2026	2,432

	Transportation — 0.5%
	Capital Region Airport Commission (Richmond International Airport),
350	Series A, Rev., 4.00%, 07/01/2035	377
350	Series A, Rev., 4.00%, 07/01/2036	376
750	Series A, Rev., 4.00%, 07/01/2038	805

		1,558

	Total Virginia	3,990

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Washington — 3.9%
	Education — 1.9%
5,430	Western Washington University, Housing & Dining System, Junior Lien, Series A, Rev., AMBAC, 5.50%, 10/01/2022	6,134

	General Obligation — 0.4%
1,000	State of Washington, Various Purpose, Series C, GO, 5.00%, 02/01/2034	1,182

	Prerefunded — 1.6%
5,000	Washington Health Care Facilities Authority, Multicare Health System, Series A, Rev., AGM, 5.00%, 08/15/2018 (p)	5,197

	Total Washington	12,513

	Total Municipal Bonds (Cost $286,295)	307,311

SHARES
Short-Term Investment — 3.9%
	Investment Company — 3.9%
12,493	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.88% (b) (l) (Cost $12,493)	12,493

	Total Investments — 99.1% (Cost $298,788)	319,804
	Other Assets in Excess of Liabilities — 0.9%	3,053

	NET ASSETS — 100.0%	$322,857

Percentages indicated are based on net assets.

Futures contracts outstanding as of August 31, 2017:
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING Currency	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Short Contracts
U.S. Treasury 10 Year Note	(58)	12/2017	USD	(7,366)	(22)

SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2017

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — 99.1% (t)
	Alabama — 0.3%
	Education — 0.1%
550	Jacksonville State University, Tuition & Fee, Rev., AGM, 2.00%, 12/01/2017	552
25	Madison County Board of Education, Capital Outlay, Tax Anticipation Warrants, Rev., 3.00%, 09/01/2017	25
70	University of Montevallo, Rev., 2.00%, 05/01/2018	70

		647

	Housing — 0.2%
2,890	Alabama Housing Finance Authority Multi-Family Housing, Summit Ridge Apartments Project, Series D, Rev., FHA, 1.35%, 07/01/2019 (z)	2,897

	Prerefunded — 0.0% (g)
	Alabama Public School & College Authority, Capital Improvement,
37	Rev., 4.50%, 12/01/2017 (p)	37
47	Rev., 5.00%, 12/01/2017 (p)	48
	Madison County Board of Education, Tax Anticipation Warrants,
25	Rev., AGC, 4.80%, 09/01/2018 (p)	26
45	Rev., AGC, 5.13%, 09/01/2018 (p)	47

		158

	Utility — 0.0% (g)
400	The Black Belt Energy Gas District Gas Supply, Series A, Rev., LIQ: Royal Bank of Canada, 4.00%, 06/01/2021 (z)	434

	Water & Sewer — 0.0% (g)
150	Ozark Utilities Board, Water & Sewer, Rev., AGM, 2.00%, 09/01/2017	150

	Total Alabama	4,286

	Alaska — 0.0% (g)
	General Obligation — 0.0% (g)
25	Municipality of Anchorage, Series A, GO, AMBAC, 5.25%, 12/01/2017	25

	Housing — 0.0% (g)
25	Alaska Housing Finance Corp., General Mortgage, Series A, Rev., 1.65%, 12/01/2017	25

	Other Revenue — 0.0% (g)
20	Alaska Municipal Bond Bank Authority, Series 2, Rev., 4.00%, 09/01/2017	20

	Total Alaska	70

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Arizona — 0.2%
	Certificate of Participation/Lease — 0.0% (g)
30	County of Maricopa, COP, 5.00%, 07/01/2018	31

	General Obligation — 0.1%
25	City of Casa Grande, Series A, GO, 2.00%, 08/01/2018	25
	City of Mesa,
20	GO, AGM, 4.55%, 07/01/2028	20
20	GO, NATL-RE, 5.00%, 07/01/2018 (p)	21
15	City of Phoenix, Series C, GO, 4.00%, 07/01/2018	15
150	Estrella Mountain Ranch Community Facilities District, GO, AGM, 4.00%, 07/15/2018	154
	Maricopa County Union High School District No. 201, School Improvement,
375	GO, 3.00%, 07/01/2018	382
275	GO, 3.00%, 07/01/2019	285
115	Summit Fire & Medical District, GO, 2.00%, 07/01/2018	116

		1,018

	Industrial Development Revenue/Pollution Control Revenue — 0.1%
1,100	Coconino County Pollution Control Corp., Nevada Power Company Projects, Series B, Rev., 1.60%, 05/21/2020 (z)	1,106

	Other Revenue — 0.0% (g)
450	Santa Cruz County Jail District, Rev., AGM, 2.00%, 07/01/2018	454

	Prerefunded — 0.0% (g)
55	Maricopa County Industrial Development Authority, Multi Family Housing, Series A, Rev., AGM, 5.10%, 01/01/2018 (p)	56

	Utility — 0.0% (g)
25	Salt River Project Agricultural Improvement & Power District, Electric System, Series B, Rev., 4.00%, 12/01/2018	26

	Water & Sewer — 0.0% (g)
10	Arizona Water Infrastructure Finance Authority, Water Quality, Series A, Rev., 5.00%, 10/01/2018	10

	Total Arizona	2,701

	Arkansas — 0.1%
	General Obligation — 0.0% (g)
	City of Fayetteville, Library Improvement,
200	GO, 3.00%, 01/01/2018	201

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN MUNICIPAL BOND FUNDS	55

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation — continued
200	GO, 3.00%, 01/01/2020	209

		410

	Hospital — 0.0% (g)
25	Arkansas Development Finance Authority, Healthcare, Baptist Health, Series A, Rev., 4.00%, 12/01/2017	25

	Other Revenue — 0.0% (g)
500	Arkansas Development Finance Authority, 900 West Capitol Building Project, Rev., 3.00%, 04/01/2021	530

	Water & Sewer — 0.1%
100	City of Hot Springs, Wastewater Refunding & Construction, Rev., 2.00%, 12/01/2017	100
	Northwest Arkansas Conservation Authority, Wastewater,
125	Rev., 3.00%, 03/01/2018	126
220	Rev., 3.00%, 03/01/2019	226
280	Rev., 3.00%, 03/01/2020	292

		744

	Total Arkansas	1,709

	California — 7.2%
	Certificate of Participation/Lease — 0.0% (g)
100	City & County of San Francisco, Series A, COP, 5.00%, 10/01/2017	100

	Education — 0.4%
6,000	University of California, Series AL-2, Rev., VRDO, 0.80%, 09/07/2017 (z)	6,000

	General Obligation — 1.0%
25	City of Berkeley, Neighborhood Branch, GO, 3.25%, 09/01/2017	25
1,710	Hayward Unified School District, Election of 2014, GO, AGM, 3.00%, 08/01/2018	1,746
250	Mount San Antonio Community College District, GO, BAN, Zero Coupon, 04/01/2022	235
25	Pittsburg Unified School District, GO, AGM, 4.00%, 08/01/2018	26
500	San Leandro Unified School District, GO, 3.00%, 08/01/2018	510
750	San Leandro Unified School District, Election of 2016, Series A, GO, 3.00%, 08/01/2018	765
20	San Ramon Valley Unified School District, GO, 4.00%, 08/01/2018	20
10,010	State of California, Series A-9, GO, VRDO, LOC: State Street Bank & Trust, 0.73%, 09/07/2017 (z)	10,010

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	General Obligation — continued
	State of California, Various Purpose,
25	GO, 4.00%, 09/01/2017	25
100	GO, 5.00%, 09/01/2017	100

		13,462

	Hospital — 1.4%
17,650	California Health Facilities Financing Authority, Stanford Hospital & Clinics, Series B-1, Rev., VRDO, 0.73%, 09/07/2017 (z)	17,650
500	California Municipal Finance Authority, Community Medical Centers, Series A, Rev., 5.00%, 02/01/2018	508
100	California Municipal Finance Authority, NorthBay Healthcare Group, Series A, Rev., 2.00%, 11/01/2017	100
100	California Public Finance Authority, Henry Mayo Newhall Hospital, Rev., 5.00%, 10/15/2020	109
125	Palomar Health, Rev., 3.00%, 11/01/2017	126

		18,493

	Housing — 0.2%
2,480	California Municipal Finance Authority, Providence House Oakland, Rev., 1.10%, 05/01/2018 (z)	2,481

	Other Revenue — 1.7%
1,000	California Infrastructure & Economic Development Bank, The J. Paul Getty Trust, Series A-4, Rev., (3 Month LIBOR + 0.37%, 8.00% Cap), 1.29%, 10/02/2017 (aa)	1,004
75	California Statewide Communities Development Authority, Front Porch Communities & Services, Rev., 5.00%, 04/01/2020	82
	California Statewide Communities Development Authority, Kaiser Permanente,
4,500	Series B, Rev., VRDO, 0.74%, 09/07/2017 (z)	4,500
3,000	Series B, Rev., VRDO, 0.78%, 09/07/2017 (z)	3,000
3,150	Series M, Rev., VRDO, 0.76%, 09/07/2017 (z)	3,150
11,000	County of Orange, Apartment Development, Villas La Paz, Rev., VRDO, FNMA, LIQ: FNMA, 0.77%, 09/07/2017 (z)	11,000
25	Jurupa Public Financing Authority, Superior Lien, Series A, Rev., AGM, 4.00%, 09/01/2017	25
250	Los Angeles County Sanitation Districts Financing Authority, Capital Project, Series A, Rev., 2.50%, 10/01/2017	251

SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — continued
10	Municipal Improvement Corp. of Los Angeles, Capital Equipment, Series A, Rev., 4.00%, 09/01/2017 (p)	10
25	Riverside County Redevelopment Successor Agency, Jurupa Valley Redevelopment Project, Series B, Rev., AGM, 4.00%, 10/01/2018	26

		23,048

	Prerefunded — 0.0% (g)
80	Imperial Irrigation District Electric System, Series A, Rev., 5.25%, 11/01/2018 (p)	84
30	San Luis Obispo County Financing Authority, Nacimiento Water Project, Series A, Rev., NATL-RE, 5.00%, 09/01/2017 (p)	30
30	Truckee-Donner Recreation & Park District, Community Center Project, COP, AMBAC, 4.38%, 09/01/2017 (p)	30

		144

	Transportation — 0.1%
650	Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area, Series C, Rev., 1.88%, 04/01/2019 (z)	656
35	Los Angeles County Public Works Financing Authority, Los Angeles County Regional Park & Open Space, Rev., AGM, 5.25%, 10/01/2018	37

		693

	Utility — 2.4%
6,900	California Infrastructure & Economic Development Bank, Pacific Gas & Electric Co., Series G, Rev., 1.05%, 12/01/2018	6,923
12,000	California State Department of Water Resources, Central Valley Project Water System, Series AU, Rev., (Dow Jones US Mid Cap Sofware Index GICS Level 4 USD + 0.22%, 8.00% Cap), 1.01%, 09/07/2017 (aa)	11,999
12,400	Southern California Public Power Authority, Magnolia Power Project, Series 1, Rev., VRDO, LOC: U.S. Bank NA, 0.69%, 09/01/2017 (z)	12,400

		31,322

	Water & Sewer — 0.0% (g)
25	City of Bakersfield, Wastewater, Series A, Rev., AGM, 5.00%, 09/15/2017	25

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Water & Sewer — continued
250	Irvine Ranch Water District, Series A-1, Rev., VRDO, 0.86%, 09/07/2017 (z)	250

		275

	Total California	96,018

	Colorado — 1.0%
	Certificate of Participation/Lease — 0.1%
100	City of Avon, COP, 2.00%, 12/01/2017	100
200	City of Commerce City, COP, AGM, 2.00%, 12/15/2017	201
	Denver City & County School District No. 1,
435	Series A, COP, 2.00%, 12/01/2017	437
760	Series B, COP, 3.00%, 12/01/2017	764
25	El Paso County, Judicial Complex Project, Series A, COP, AMBAC, 5.00%, 12/01/2017	25

		1,527

	Education — 0.1%
500	Colorado Educational & Cultural Facilities Authority, Atmospheric Research Project, Rev., 3.00%, 09/01/2017	500
125	Colorado School of Mines, Enterprise Refunding & Improvement, Series A, Rev., 5.00%, 12/01/2017	126

		626

	General Obligation — 0.0% (g)
120	Adams 12 Five Star Schools, GO, 5.00%, 12/15/2018	127
	City of Aurora, Sterling Hills West Metropolitan District,
100	GO, 5.00%, 12/01/2018	105
110	GO, 5.00%, 12/01/2019	118
100	GO, 5.00%, 12/01/2020	110
25	Denver City & County, School District No. 1, GO, 4.00%, 12/01/2017	25
20	Douglas County School District No. Re-1, Douglas & Elbert Counties, Series B, GO, 5.00%, 12/15/2018	21
20	Mesa County Valley, School District No. 51, Grand Junction, GO, 4.00%, 12/01/2018	21
25	Pueblo County School District No. 70, GO, NATL-RE, 5.00%, 12/01/2018	26

		553

	Hospital — 0.1%
145	Colorado Health Facilities Authority, Frasier Meadows Retirement Community Project, Series A, Rev., 5.00%, 05/15/2018	148

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN MUNICIPAL BOND FUNDS	57

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Hospital — continued
	Colorado Health Facilities Authority, The Evangelical Lutheran Good Samaritan Society Project,
500	Rev., 5.00%, 06/01/2018 (w)	513
200	Rev., 5.00%, 06/01/2019 (w)	212
400	Rev., 5.00%, 06/01/2020 (w)	435
380	University of Colorado Hospital Authority, Series C-1, Rev., 4.00%, 03/01/2020 (z)	402

		1,710

	Other Revenue — 0.0% (g)
425	Pueblo Urban Renewal Authority, Sales Tax Increment, Regional Tourism Act Project, Rev., 2.25%, 06/01/2018	426

	Transportation — 0.1%
	Denver City & County, Department of Aviation Airport System,
100	Series A, Rev., 5.00%, 11/15/2017	101
35	Series A, Rev., 5.00%, 11/15/2018	37
10	Series B, Rev., 5.00%, 11/15/2017	10
500	E-470 Public Highway Authority, Senior LIBOR Index, Series A, Rev., (1 Month LIBOR + 0.90%, 10.00% Cap), 1.73%, 09/07/2017 (aa)	503

		651

	Utility — 0.6%
8,020	City of Colorado Springs, Utilities System Improvement, Series B, Rev., VRDO, 0.80%, 09/07/2017 (z)	8,020

	Total Colorado	13,513

	Connecticut — 3.0%
	Education — 0.0% (g)
500	State of Connecticut, Health & Educational Facility Authority, Ascension Health Credit Group, Series B, Rev., 1.65%, 03/01/2019 (z)	502

	General Obligation — 2.9%
	City of New Haven,
5,300	GO, TAN, 2.50%, 05/15/2018	5,347
100	Series A, GO, 3.00%, 08/01/2018	102
750	Series A, GO, 5.25%, 08/01/2019	807
12,000	Hartford County, Connecticut Metropolitan District, Series B, GO, BAN, 3.00%, 08/01/2018	12,163
	State of Connecticut,
160	Series B, GO, AMBAC, 5.25%, 06/01/2018	165

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	General Obligation — continued
5,235	Series C, GO, VRDO, 0.90%, 09/07/2017 (z)	5,235
475	Series C, GO, 5.00%, 12/01/2020	516
11,575	Series F, GO, 5.00%, 11/15/2019	12,521
2,250	Town of Hamden, GO, BAN, 3.00%, 08/23/2018	2,292
15	Town of New Canaan, Series A, GO, 5.00%, 04/01/2018	15
40	Town of Rocky Hill, GO, 3.00%, 09/01/2017	40

		39,203

	Housing — 0.1%
520	Norwalk Housing Authority, Multifamily Housing, Cedar Court Apartments Project, Rev., 1.25%, 06/01/2018 (z)	521

	Prerefunded — 0.0% (g)
25	State of Connecticut, Health & Educational Facility Authority, Quinnipiac University, Rev., NATL-RE, 5.00%, 07/01/2018 (p)	26
30	Town of Old Saybrook, GO, 3.00%, 11/01/2018 (p)	31

		57

	Total Connecticut	40,283

	Delaware — 0.0% (g)
	Housing — 0.0% (g)
30	Delaware State Housing Authority, Senior Single Family Mortgage, Series A, Rev., GNMA/FNMA/FHLMC, 3.90%, 07/01/2018	31

	Transportation — 0.0% (g)
	Delaware Transportation Authority,
25	Rev., 5.00%, 09/01/2017	25
15	Rev., 5.00%, 07/01/2018	15

		40

	Utility — 0.0% (g)
25	Sustainable Energy Utility, Inc., Energy Efficiency, Rev., 4.00%, 09/15/2018	26

	Total Delaware	97

	District of Columbia — 0.8%
	Other Revenue — 0.8%
1,000	District of Columbia, American Society, Series A, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.79%, 09/07/2017 (z)	1,000
9,675	District of Columbia, Medlantic/Helix Issue, Tranche II, Series A, Rev., VRDO, LOC: TD Bank NA, 0.80%, 09/07/2017 (z)	9,675

		10,675

SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Prerefunded — 0.0% (g)
25	District of Columbia, Children’s Hospital, Rev., AGM, 5.25%, 07/15/2018 (p)	26

	Transportation — 0.0% (g)
20	Metropolitan Washington Airports Authority, Series B, Rev., 4.00%, 10/01/2018	21

	Water & Sewer — 0.0% (g)
45	District of Columbia, Water & Sewer Authority, Public Utility, Rev., AGM, 5.50%, 10/01/2017	45

	Total District of Columbia	10,767

	Florida — 3.1%
	Certificate of Participation/Lease — 0.0% (g)
30	Lee County School Board, Series B, COP, 5.00%, 08/01/2018	31
25	Palm Beach County School District, Series B, COP, 5.00%, 08/01/2018	26

		57

	Education — 0.0% (g)
20	Florida State Board of Education, Lottery, Series C, Rev., 5.00%, 07/01/2018	21
100	Higher Educational Facilities Financing Authority, Flagler College, Inc., Project, Series B, Rev., 3.00%, 11/01/2017	100
45	Volusia County School Board, Sales Tax, Rev., 3.00%, 10/01/2017	45

		166

	General Obligation — 0.1%
	City of Lauderhill,
100	GO, 2.00%, 01/01/2018	100
175	GO, 3.00%, 01/01/2019	180
460	GO, 3.00%, 01/01/2020	480
425	GO, 3.00%, 01/01/2021	450
25	County of Sarasota, Environmentally Sensitive, GO, 4.00%, 10/01/2018 (p)	26
10	Florida State Board of Education, Public Education Capital Outlay, Series B, GO, 5.00%, 06/01/2018	10
295	Florida State Department of Transportation, Right-of-Way Acquisition & Bridge Construction, Series B, GO, 5.00%, 07/01/2018	305

		1,551

	Hospital — 2.4%
15	City of Tampa, Baycare Health System, Rev., 5.00%, 11/15/2017	15

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Hospital — continued
6,330	Orange County Health Facilities Authority, The Nemours Foundation Project, Series C-2, Rev., VRDO, LOC: TD Bank NA, 0.80%, 09/07/2017 (z)	6,330
16,700	Pinellas County Health Facilities Authority, Baycare Health System Issue, Series A-1, Rev., VRDO, LOC: U.S. Bank NA, 0.89%, 09/01/2017 (z)	16,700
9,325	Pinellas County Health Facilities Authority, Suncoast Hospice Project, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.79%, 09/07/2017 (z)	9,325

		32,370

	Housing — 0.2%
2,000	Pinellas County Housing Finance Authority, Multi-Family Housing, Boca Ciega Townhomes, Rev., 0.95%, 09/01/2018	2,000

	Other Revenue — 0.0% (g)
200	Florida State Municipal Loan Council, Rev., NATL-RE, 2.00%, 10/01/2017	200
25	Osceola County, Sales Tax, Rev., AGC, 4.00%, 10/01/2018 (p)	26

		226

	Prerefunded — 0.1%
10	Broward County School Board, Series A, COP, AGM, 4.50%, 07/01/2018 (p)	10
	County of Miami-Dade, Miami International Airport,
7	Series B, Rev., NATL-RE, 4.50%, 10/01/2017 (p)	7
25	Series B, Rev., AGC, 5.00%, 10/01/2018 (p)	26
20	County of Miami-Dade, Transit System Sales Surtax, Rev., AGM, 5.00%, 07/01/2018 (p)	21
30	County of Palm Beach, Florida Public Improvement, Biomedical Research Park Project, Series C, Rev., XLCA, 5.00%, 11/01/2017 (p)	30
	Florida State Municipal Power Agency,
20	Rev., AGM-CR, 5.00%, 10/01/2018 (p)	21
85	Rev., 5.25%, 10/01/2018 (p)	89
200	Series A, Rev., 5.00%, 10/01/2018 (p)	209
40	Halifax Hospital Medical Center, Daytona Beach, Series B-2, Rev., AGM, 5.38%, 06/01/2018 (p)	42
105	JEA Electric System, Series 3-A, Rev., 2.50%, 10/01/2018 (p)	107

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN MUNICIPAL BOND FUNDS	59

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Prerefunded — continued
35	Osceola County, Infrastructure Sales Surtax, Rev., AMBAC, 5.00%, 10/01/2017 (p)	35

		597

	Transportation — 0.0% (g)
100	County of Miami-Dade, Aviation, Series B, Rev., 5.00%, 10/01/2018	104
25	Orlando-Orange County Expressway Authority, Series B, Rev., AGM, 5.00%, 07/01/2018	26

		130

	Utility — 0.2%
30	City of West Palm Beach, Utility System, Series B, Rev., AGM, 4.00%, 10/01/2017	30
	JEA Electric System,
110	Series 3-A, Rev., 4.00%, 10/01/2018	114
150	Series B, Rev., 5.00%, 10/01/2017	150
2,475	Orlando Utilities Commission, Series B, Rev., VRDO, 0.78%, 09/07/2017 (z)	2,475
120	Reedy Creek Improvement District Utility Revenue, Series 2, Rev., 5.00%, 10/01/2019	130

		2,899

	Water & Sewer — 0.1%
745	City of Cape Coral, Water & Sewer Revenue, Rev., AGM, 1.40%, 09/01/2018	748
90	County of Miami-Dade, Water & Sewer System, Series C, Rev., BHAC, 5.00%, 10/01/2017	90

		838

	Total Florida	40,834

	Georgia — 0.9%
	Certificate of Participation/Lease — 0.0% (g)
35	Fulton County Facilities Corp., COP, 5.00%, 11/01/2017	35

	General Obligation — 0.6%
25	Athens-Clarke County Unified Government, Jail Expansion Project, GO, 4.00%, 12/01/2017	25
6,700	Clarke County Board of Education, GO, 5.00%, 09/01/2022	7,950
60	County of Meriwether, GO, 2.00%, 03/01/2018	61
250	Jackson County School District, GO, 5.00%, 03/01/2019	265
150	Morgan County Georgia School District, GO, 5.00%, 05/01/2018	154

		8,455

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Hospital — 0.0% (g)
25	Fulton County Development Authority, Catholic Health East Issue, Rev., 3.75%, 11/15/2018 (p)	26
100	Richmond County Hospital Authority, University Health Services, Inc. Project, Rev., 5.00%, 01/01/2022	115

		141

	Prerefunded — 0.0% (g)
25	Athens-Clarke County Unified Government Development Authority, UGAREF Central Precinct, LLC Project, Rev., 5.00%, 06/15/2018 (p)	26

	Water & Sewer — 0.3%
75	County of Bartow, Water & Sewerage Refunding & Improvement, Rev., 3.00%, 09/01/2017	75
	East Point Building Authority, Water & Sewer Project,
1,750	Rev., AGM, 3.00%, 02/01/2018	1,766
1,000	Rev., AGM, 4.00%, 02/01/2019	1,044
550	Rev., AGM, 5.00%, 02/01/2020	602

		3,487

	Total Georgia	12,144

	Hawaii — 0.0% (g)
	General Obligation — 0.0% (g)
	State of Hawaii,
15	Series DT, GO, 4.00%, 11/01/2018	16
20	Series EE, GO, 4.00%, 11/01/2017	20

	Total Hawaii	36

	Illinois — 6.3%
	Certificate of Participation/Lease — 0.2%
	University of Illinois,
1,000	Series A, COP, 5.00%, 10/01/2019	1,067
1,215	Series C, COP, 5.00%, 03/15/2018	1,241

		2,308

	Education — 1.4%
15,957	Illinois Finance Authority, The University Of Chicago, Rev., VRDO, 0.78%, 09/07/2017 (z)	15,957
300	Peoria Public Building Commission, School District No. 150 Project, Rev., 5.00%, 12/01/2019	323
315	University of Illinois, Auxiliary Facilities System, Series A, Rev., 5.00%, 04/01/2019	333

SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Education — continued
	Will County, Community Consolidated School District No. 70-C Laraway, Lease Certificates,
90	Series A, Rev., AGM, 4.00%, 12/01/2017	91
355	Series A, Rev., AGM, 4.00%, 12/01/2018	368
370	Series A, Rev., AGM, 4.00%, 12/01/2019	393
385	Series A, Rev., AGM, 4.00%, 12/01/2020	418
400	Series A, Rev., AGM, 4.00%, 12/01/2021	442

		18,325

	General Obligation — 1.0%
	Adams County School District No. 172,
270	GO, AGM, 4.00%, 02/01/2019	280
300	GO, AGM, 4.00%, 02/01/2020	318
300	GO, AGM, 4.00%, 02/01/2021	324
	Chicago Park District, Limited Tax,
50	Series B, GO, 4.00%, 01/01/2020	53
225	Series B, GO, 5.00%, 01/01/2020	242
100	Series B, GO, 5.00%, 01/01/2021	110
100	Chicago Park District, Unlimited Tax, Series C, GO, 3.00%, 01/01/2020	103
100	City of Berwyn, Series A, GO, 3.00%, 12/01/2017	100
110	City of Country Club Hills, GO, 4.00%, 12/01/2017	111
35	City of Peoria, Tazewell County, Community College District No. 514, GO, 4.75%, 12/01/2017	35
	City of Rock Island,
100	Series A, GO, AGM, 2.00%, 12/01/2018 (w)	101
130	Series A, GO, AGM, 2.00%, 12/01/2019 (w)	131
130	Series A, GO, AGM, 3.00%, 12/01/2021 (w)	136
120	Series B, GO, AGM, 2.00%, 12/01/2018 (w)	121
150	Series B, GO, AGM, 2.00%, 12/01/2019 (w)	151
200	Series B, GO, AGM, 3.00%, 12/01/2020 (w)	208
200	Series B, GO, AGM, 3.00%, 12/01/2021 (w)	209
380	Clinton & St. Clair Counties Community Unit School District No. 3, School Building, GO, 5.00%, 12/01/2019	405
100	Cook & Will Counties School District No. 194, GO, 4.00%, 12/01/2017	101
150	Cook County, Proviso Township High School District No. 209, Series B, GO, AGM, 4.00%, 12/01/2018	155
	County of Cook,
150	Series A, GO, 5.00%, 11/15/2018	157
250	Series A, GO, 5.00%, 11/15/2021	281
180	Series C, GO, 5.00%, 11/15/2022	206

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	General Obligation — continued
	County of Winnebago,
45	Series C, GO, 2.00%, 12/30/2017	45
185	Series C, GO, 2.00%, 12/30/2018	188
60	Ford etc. Counties Community Unit School District No. 10 Paxton-Buckley-Loda, School Building, Series A, GO, AGM, 4.00%, 12/01/2018	62
1,595	Grundy & Will Counties Community Unit School District No. 1 Coal City, GO, 4.00%, 02/01/2020	1,699
	Joliet Park District, Will & Kendall Counties,
220	Series A, GO, 4.00%, 02/01/2018	222
350	Series B, GO, 4.00%, 02/01/2018	353
70	Kankakee County School District No. 111, GO, AGM, 3.00%, 01/01/2018	70
125	Lincoln Land Community College District No. 526, GO, 5.00%, 12/15/2021	144
85	Monroe & St. Clair Counties, Waterloo Unit Community School District No. 5, GO, 4.00%, 04/15/2018	87
	State of Illinois,
25	GO, 4.00%, 04/01/2018	25
415	GO, 5.00%, 02/01/2018	421
355	GO, 5.00%, 11/01/2018	367
250	Series A, GO, 5.00%, 04/01/2018	255
125	Streamwood Park District, GO, 2.00%, 12/01/2017	125
25	Township of Campton, GO, 5.00%, 12/15/2018	26
	Village of Hoffman Estates,
110	Series A, GO, 2.00%, 12/01/2019 (w)	112
110	Series A, GO, 3.00%, 12/01/2020 (w)	115
670	Village of Inverness, GO, 3.00%, 12/01/2017	674
25	Village of Orland Park, GO, 2.00%, 12/01/2017	25
	Village of Oswego,
100	GO, 2.00%, 12/15/2018	101
100	GO, 2.00%, 12/15/2019	101
	Village of Palatine,
1,135	Series A, GO, 4.00%, 12/01/2018	1,176
1,250	Series A, GO, 4.00%, 12/01/2019	1,327
100	Village of Villa Park, Illinois Sales Tax Alternate Revenue Source, Series B, GO, 2.00%, 12/15/2018	101
320	Whiteside & Lee Counties, Sterling Community Unit School District No. 5, GO, AGM, 4.00%, 12/01/2020	341

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN MUNICIPAL BOND FUNDS	61

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation — continued
	Whiteside County Community Unit School District No. 6 Morrison,
205	Series A, GO, AGM, 4.00%, 12/01/2020	219
745	Series A, GO, AGM, 4.00%, 12/01/2021	810
110	Will County Township High School District No. 204, Joliet, Series A, GO, 4.00%, 01/01/2018	111
115	Will County, Community Consolidated School District No. 70-C Laraway, Lease Obligations, GO, AGM, 4.00%, 12/01/2017	116

		13,456

	Hospital — 0.4%
945	Illinois Development Finance Authority, Evanston Northwestern Healthcare Corp., Series C, Rev., VRDO, 0.83%, 09/01/2017 (z)	945
3,300	Illinois Finance Authority, Advocate Health Care Network, Rev., 1.05%, 07/30/2018 (z)	3,301
250	Illinois Finance Authority, Ascension Health Alliance Senior Credit Group, Series E-2, Rev., 1.75%, 04/01/2021 (z)	254
1,200	Illinois Finance Authority, OSF Healthcare System, Series C, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.79%, 09/07/2017 (z)	1,200

		5,700

	Other Revenue — 2.5%
7,500	Illinois Finance Authority, Carle Foundation, Series B, Rev., VRDO, LOC: Northern Trust Co., 0.78%, 09/07/2017 (z)	7,500
9,200	Illinois Finance Authority, North Park University Project, Rev., VRDO, LOC: U.S. Bank NA, 0.77%, 09/07/2017 (z)	9,200
25	Illinois Sports Facilities Authority, Tax Supported, Rev., 5.00%, 06/15/2018	26
250	Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Series B, Rev., 3.00%, 12/15/2018	250
25	Metropolitan Pier & Exposition Authority, Illinois Dedicated State Tax, Capital Appreciation, Rev., NATL-RE, FGIC, Zero Coupon, 06/15/2018 (p)	25
650	Railsplitter Tobacco Settlement Authority, Rev., 5.00%, 06/01/2018	669
3,880	State of Illinois, Rev., 4.50%, 06/15/2019	4,099
11,575	State of Illinois, Junior Obligation, Rev., 5.00%, 06/15/2018	11,937

		33,706

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Prerefunded — 0.1%
25	Chicago O’Hare International Airport, General Airport, Third Lien, Series C, Rev., AGM, 4.50%, 01/01/2018 (p)	25
50	Illinois Finance Authority, Children’s Memorial Hospital, Series B, Rev., 5.50%, 08/15/2018 (p)	52
50	Illinois Finance Authority, Resurrection Health, Series A, Rev., AGM, 4.25%, 05/15/2018 (p)	51
30	Illinois Finance Authority, Rush University Medical Center, Series B, Rev., NATL-RE, 5.25%, 11/01/2018 (p)	32
55	University of Illinois, Series A, COP, AGM, 5.25%, 10/01/2017 (p)	55
810	Williamson County Community Unit School District No. 5 Carterville, Capital Appreciation, Series B, GO, AGC, Zero Coupon, 01/01/2019 (p)	478

		693

	Special Tax — 0.1%
	Village of Hampshire, Special Service Area No. 14, Lakewood Crossing,
480	Rev., 1.50%, 03/01/2018	480
180	Rev., 1.70%, 03/01/2019	181
200	Rev., 1.90%, 03/01/2020	201

		862

	Transportation — 0.2%
200	Chicago O’Hare International Airport, General Airport, Senior Lien, Series G, Rev., AMT, 5.00%, 01/01/2021	224
270	Chicago Transit Authority, Federal Transit Administration Section 5307 Urbanized Area Formula Funds, Rev., 5.00%, 06/01/2021	304
	Chicago Transit Authority, Federal Transit Administration Section 5337 State of Good Repair Formula Funds,
200	Rev., 2.00%, 06/01/2018	201
2,270	Rev., 4.00%, 06/01/2019	2,380

		3,109

	Water & Sewer — 0.4%
	City of Chicago, Second Lien Wastewater Transmission,
1,750	Series B, Rev., 5.00%, 01/01/2018	1,772
1,000	Series B, Rev., 5.00%, 01/01/2019	1,050
	City of Chicago, Second Lien Water, Project,
85	Rev., 4.00%, 11/01/2017	86

SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Water & Sewer — continued
1,630	Rev., 5.00%, 11/01/2017	1,641
1,160	Rev., 5.00%, 11/01/2018	1,211
25	Illinois Finance Authority, Clean Water Initiative, Rev., 5.00%, 07/01/2018	26

		5,786

	Total Illinois	83,945

	Indiana — 8.5%
	Education — 0.7%
40	Edinburgh Community School Building Corp., Ad Valorem Property Tax, Rev., 1.50%, 07/15/2018	41
	Indiana Finance Authority, Educational Facilities, Valparaiso University,
200	Rev., 4.00%, 10/01/2018	206
255	Rev., 4.00%, 10/01/2019	270
6,575	Purdue University, Student Facilities System, Series C, Rev., VRDO, 0.74%, 09/07/2017 (z)	6,575
	Southmont School Building Corp., Ad Valorem Property Tax,
200	Rev., 4.00%, 07/15/2018	205
125	Rev., 4.00%, 01/15/2019	130
300	Rev., 4.00%, 07/15/2019	316
550	Rev., 4.00%, 01/15/2020	586
190	Rev., 4.00%, 07/15/2020	204
	Wawasee High School Building Corp., Ad Valorem Property Tax First Mortgage Bonds,
155	Rev., 4.00%, 07/15/2018	159
50	Rev., 4.00%, 07/15/2019	53

		8,745

	Hospital — 3.8%
11,900	Indiana Finance Authority, Parkview Health System Obligated Group, Series D, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.79%, 09/07/2017 (z)	11,900
9,800	Indiana Finance Authority, Sisters of St. Francis Health Services, Inc. Obligated Group, Series G, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.79%, 09/07/2017 (z)	9,800
10,000	Indiana Finance Authority, Trinity Health Credit Group, Series D-1, Rev., VRDO, 0.78%, 09/07/2017 (z)	10,000
14,020	Indiana Finance Authority, University Health Obligated Group, Series B, Rev., VRDO, LOC: TD Bank NA, 0.80%, 09/07/2017 (z)	14,020

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Hospital — continued
5,000	Indiana Health Facility Financing Authority, Ascension Health Subordinate Credit Group, Series A-9, Rev., 1.38%, 05/01/2020 (z)	5,022

		50,742

	Housing — 0.0% (g)
50	Greater Clark Building Corp., First Mortgage Bond, Rev., 3.00%, 07/15/2018	51

	Other Revenue — 2.5%
	Hammond Redevelopment District,
150	Rev., 4.00%, 01/15/2018	152
150	Rev., 4.00%, 07/15/2018	153
615	Rev., 4.00%, 07/15/2019	644
25	Indiana Finance Authority, Series A-1, Rev., 5.00%, 11/01/2017	25
20,000	Indiana Finance Authority, Duke Energy Indiana, Inc. Project, Series A-3, Rev., VRDO, LOC: Mizuho Corporate Bank, 0.83%, 09/07/2017 (z)	20,000
7,500	Indiana State Finance Authority, Lease Appropriation, Stadium Project, Series A, Rev., VRDO, 0.77%, 09/07/2017 (z)	7,500
5,000	Indiana State Finance Authority, Midwestern Disaster Relief, Ohio Electric Corp. Project, Series B, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.80%, 09/07/2017 (z)	5,000
100	Miami County Holding Corp., Option Income Tax Lease Rental, Rev., 3.00%, 01/15/2019	102

		33,576

	Prerefunded — 0.0% (g)
15	County of Hendricks, Transportation, Rev., 5.88%, 02/01/2018 (p)	15
30	Indiana Health & Educational Facilities Financing Authority, Sisters of St. Francis Health Services, Inc. Obligated Group, Rev., AGM, 5.25%, 05/01/2018 (p)	31

		46

	Transportation — 1.5%
20,000	Indiana Finance Authority, Rev., BAN, 2.00%, 10/15/2017	20,009

	Water & Sewer — 0.0% (g)
150	Indiana Finance Authority, Second Lien, Wastewater Utility, Series B, Rev., 5.00%, 10/01/2017	151

	Total Indiana	113,320

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN MUNICIPAL BOND FUNDS	63

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Iowa — 0.3%
	Certificate of Participation/Lease — 0.0% (g)
	Kirkwood Community College,
100	Series A, COP, 3.00%, 06/01/2018	101
175	Series A, COP, 3.00%, 06/01/2019	181

		282

	Education — 0.2%
25	Council Bluffs Community School District, Rev., 4.00%, 07/01/2018 (p)	26
2,250	Iowa Higher Education Loan Authority, Private Education Working Capital Loan Program, Series A, Rev., 2.75%, 05/10/2018	2,274

		2,300

	General Obligation — 0.0% (g)
500	Kirkwood Community College, GO, 3.00%, 06/01/2018	508

	Hospital — 0.1%
480	City of Ames, Mary Greeley Medical Center, Rev., 5.00%, 06/15/2018	495
25	Iowa Board of Regents, University of Iowa Hospitals & Clinics, Rev., 4.00%, 09/01/2017	25

		520

	Other Revenue — 0.0% (g)
25	State of Iowa, Vision Iowa Special Fund, Rev., NATL-RE, 5.50%, 02/15/2018	26

	Water & Sewer — 0.0% (g)
110	Muscatine Power & Water, Rev., 2.00%, 12/01/2018	111

	Total Iowa	3,747

	Kansas — 0.0% (g)
	General Obligation — 0.0% (g)
65	County of Neosho, Sales Tax, GO, 3.00%, 10/01/2018	67
20	Douglas County Unified School District No. 497, Series A, GO, 2.00%, 09/01/2018	20
100	Ford County Unified School District No. 443, Series B, GO, 5.00%, 09/01/2018	104
40	Miami County, Unified School District No. 368, GO, 2.00%, 09/01/2017	40

		231

	Hospital — 0.0% (g)
100	City of Hutchinson, Hutchinson Regional Medical Center, Inc., Rev., 4.00%, 12/01/2017	101

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Other Revenue — 0.0% (g)
25	Kansas State Development Finance Authority, Sisters Leavenwort, Series A, Rev., 5.00%, 01/01/2018 (p)	25

	Prerefunded — 0.0% (g)
20	Kansas Unified School District No. 265 Sedgwick County, GO, AGC, 4.50%, 10/01/2018 (p)	21
60	Kansas Unified School District No. 266 Sedgwick County, GO, AGM, 5.25%, 09/01/2018 (p)	62

		83

	Total Kansas	440

	Kentucky — 0.7%
	Education — 0.1%
50	Boone County School District Finance Corp., School Building, Rev., 2.00%, 03/01/2018	50
1,250	City of Berea Education Facilities, Berea College Project, Series A, Rev., VRDO, 0.78%, 09/01/2017 (z)	1,250

		1,300

	Hospital — 0.0% (g)
50	Kentucky Bond Development Corp., Hospital Facilities, St. Elizabeth Medical Centre, Inc., Rev., 5.00%, 05/01/2018	52

	Industrial Development Revenue/Pollution Control Revenue — 0.0% (g)
300	Louisville/Jefferson County Metro Government, Pollution Control, Louisville Gas & Electric Company Project, Series A, Rev., 1.50%, 04/01/2019 (z)	301

	Other Revenue — 0.1%
175	Kentucky Economic Development Finance Authority, Owensboro Health, Inc., Series A, Rev., 5.00%, 06/01/2018	179
350	Kentucky State Property & Buildings Commission, Project No. 100, Series A, Rev., 5.00%, 08/01/2018	363
75	Kentucky State Property & Buildings Commission, Project No. 82, Rev., AGM, 5.25%, 10/01/2018	79

		621

	Prerefunded — 0.0% (g)
	Kentucky Municipal Power Agency, Prairie State Project,
25	Series A, Rev., BHAC-CR NATL-RE, 5.25%, 09/01/2017 (p)	25

SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Prerefunded — continued
25	Series A, Rev., NATL-RE, 5.25%, 09/01/2017 (p)	25
25	University of Louisville, General Receipts, Series A, Rev., 4.50%, 09/01/2018 (p)	26

		76

	Utility — 0.3%
4,200	Louisville/Jefferson County Metro Government, Pollution Control, Louisville Gas & Electric Company Project, Rev., 1.25%, 06/03/2019 (z)	4,211

	Water & Sewer — 0.2%
2,440	Louisville/Jefferson County Metro Government, Water System, Rev., 5.00%, 11/15/2019	2,659

	Total Kentucky	9,220

	Louisiana — 0.6%
	Education — 0.0% (g)
175	Louisiana Public Facilities Authority, Capital Appreciation, Loyola University Project, Rev., Zero Coupon, 10/01/2018	172
160	Louisiana Public Facilities Authority, University Alexandria Student Housing Project, Series A, Rev., 2.00%, 10/01/2018	162

		334

	General Obligation — 0.0% (g)
150	Iberia Parishwide School District, GO, 2.00%, 03/01/2021	154
	State of Louisiana, St. Tammany Parishwide School District No. 12,
100	GO, 2.00%, 03/01/2019 (w)	102
200	GO, 2.00%, 03/01/2020 (w)	204

		460

	Hospital — 0.1%
	Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project,
225	Rev., 4.00%, 05/15/2019	236
325	Rev., 5.00%, 05/15/2020	357

		593

	Industrial Development Revenue/Pollution Control Revenue — 0.0% (g)
150	St. Charles Parish, Pollution Control, Shell Oil Co. Project, Series B, Rev., VRDO, 0.88%, 09/01/2017 (z)	150

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Other Revenue — 0.5%
125	City of Shreveport, Independence Stadium Project, Rev., 3.00%, 03/01/2018	126
100	Lafayette Consolidated Government, Public Improvement Sales Tax, Series A, Rev., 3.00%, 03/01/2019	103
200	Louisiana Local Government Environmental Facilities & Community Development Authority, Lake Charles Public Improvement Projects, Rev., 4.00%, 05/01/2020	215
275	Louisiana Public Facilities Authority, Archdiocese of New Orleans Project, Rev., 5.00%, 07/01/2018	283
250	Louisiana State Correctional Facilities Corp., Rev., AMBAC, 5.00%, 09/01/2017	250
5,000	State of Louisiana, Gasoline & Fuels Tax, Second Lien Revenue, LIBOR Index, Series A, Rev., (1 Month LIBOR + 0.47%, 12.00% Cap), 1.33%, 10/02/2017 (aa)	5,010

		5,987

	Special Tax — 0.0% (g)
250	St. Charles Parish, Limited Tax, Series A, Rev., AGM, 3.00%, 03/01/2019	257

	Transportation — 0.0% (g)
135	New Orleans Aviation Board, General Airport, North Terminal Project, Series A, Rev., 5.00%, 01/01/2020	147

	Water & Sewer — 0.0% (g)
200	City of Shreveport, Water & Sewer, Series A, Rev., AGM, 4.00%, 12/01/2018	207
150	City of Shreveport, Water & Sewer, Junior Lien, Series B, Rev., AGM, 4.00%, 12/01/2018	155

		362

	Total Louisiana	8,290

	Maine — 0.0% (g)
	Other Revenue — 0.0% (g)
25	Maine Municipal Bond Bank, Series F, Rev., 5.00%, 11/01/2018	26

	Maryland — 1.5%
	General Obligation — 0.9%
25	State of Maryland, State & Local Facilities Loan of 2012, First Series, Series C, GO, 4.00%, 08/15/2018	26
11,300	Washington Suburban Sanitary Commission, Series A, GO, VRDO, BAN, 0.78%, 09/07/2017 (z)	11,300

		11,326

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN MUNICIPAL BOND FUNDS	65

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Hospital — 0.6%
7,750	County of Montgomery, CHE Trinity Health Credit Group, Series MD, Rev., VRDO, 0.85%, 12/01/2017 (z)	7,750

	Other Revenue — 0.0% (g)
250	County of Prince George’s, Collington Episcopal Life Care Community, Inc., Rev., 5.00%, 04/01/2018	255

	Prerefunded — 0.0% (g)
25	County of Cecil, Consolidated Public Improvement, GO, AGM, 4.00%, 12/01/2017 (p)	25
5	County of Prince George’s, Consolidated Public Improvement Bond, GO, 4.00%, 07/15/2018 (p)	5
50	Maryland Health & Higher Educational Facilities Authority, University Maryland Medical System, Rev., AMBAC, 5.50%, 07/01/2018 (p)	52

		82

	Transportation — 0.0% (g)
25	Maryland Transportation Authority, Rev., 4.00%, 09/01/2017	25

	Total Maryland	19,438

	Massachusetts — 3.8%
	Education — 1.5%
25	Massachusetts Development Finance Agency, University of Massachusetts Issue, Rev., 4.00%, 10/01/2017	25
	University of Massachusetts Building Authority,
20,000	Series 1, Rev., VRDO, 0.78%, 09/07/2017 (z)	20,000
20	Series 2, Rev., 4.00%, 11/01/2018	21

		20,046

	General Obligation — 0.2%
65	City of Beverly, Municipal Purpose Loan of 2012, GO, 2.00%, 09/01/2017	65
2,700	Commonwealth of Massachusetts, Series D, GO, 5.50%, 10/01/2018	2,838
25	Town of Bolton, Public Safety Facility, GO, 2.50%, 10/01/2017	25

		2,928

	Housing — 0.5%
5,700	Massachusetts Housing Finance Agency, Construction Loan, Series A, Rev., 1.85%, 06/01/2020	5,711

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Other Revenue — 0.0% (g)
155	Massachusetts State Development Finance Agency, Wentworth Institute Technology, Rev., 5.00%, 10/01/2017	155

	Prerefunded — 0.4%
25	Commonwealth of Massachusetts, Consolidated Loan of 2008, Series A, GO, 5.00%, 08/01/2018 (p)	26
4,720	Massachusetts Clean Water Trust, State Revolving Fund, Rev., 5.00%, 08/01/2020 (p)	5,266
15	Massachusetts Development Finance Agency, Harvard, Series A, Rev., 5.50%, 11/15/2018 (p)	16
45	Massachusetts Health & Educational Facilities Authority, Berkeley College, Series A, Rev., 5.00%, 10/01/2017 (p)	45
25	Massachusetts Health & Educational Facilities Authority, Caregroup, Series E-1, Rev., 5.00%, 07/01/2018 (p)	26

		5,379

	Transportation — 1.1%
15,000	Massachusetts Bay Transportation Authority, General Transportation System, Series A-2, Rev., VRDO, 0.78%, 09/07/2017 (z)	15,000

	Water & Sewer — 0.1%
1,725	Massachusetts Water Resources Authority, Series A-3, Rev., VRDO, 0.78%, 09/07/2017 (z)	1,725

	Total Massachusetts	50,944

	Michigan — 0.3%
	General Obligation — 0.0% (g)
115	Cedar Springs Public School District, GO, Q-SBLF, 4.00%, 05/01/2018	117
40	Chippewa Valley Schools, Series A, GO, Q-SBLF, 5.00%, 05/01/2018	41
200	Mancelona Public Schools, GO, Q-SBLF, 2.00%, 05/01/2018	202
200	Meridian Public School District, GO, Q-SBLF, 1.50%, 05/01/2018	201
200	Okemos Public Schools, School Improvement & Bus, GO, Q-SBLF, 1.50%, 05/01/2018	201

		762

	Hospital — 0.3%
120	Michigan Finance Authority, Trinity Health Group, Series A, Rev., 5.00%, 12/01/2018	126

SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Hospital — continued
	Michigan State Hospital Finance Authority, Ascension Health Senior Credit Group,
30	Series F-3, Rev., 1.40%, 06/29/2018 (z)	30
330	Rev., 5.00%, 11/15/2018	346
3,000	Michigan State Hospital Finance Authority, Ascension Health Subordinate Credit Group, Subseries A-1, Rev., 1.38%, 05/01/2020 (z)	3,016
50	Royal Oak Hospital Finance Authority, William Beaumont Hospital Obligated Group, Rev., 5.00%, 09/01/2017	50

		3,568

	Prerefunded — 0.0% (g)
50	Saginaw City School District, School Building & Site, GO, AGM, Q-SBLF, 4.63%, 05/01/2018 (p)	51
25	State of Michigan, Rev., GAN, AGM, 5.25%, 09/15/2017 (p)	25

		76

	Total Michigan	4,406

	Minnesota — 0.8%
	Certificate of Participation/Lease — 0.1%
150	St. Cloud Independent School District No. 742, Series A, COP, 2.00%, 02/01/2018	151
930	St. Paul Independent School District No. 625, Series B, COP, 5.00%, 02/01/2021	1,053

		1,204

	Education — 0.3%
50	City of Deephaven, Minnesota Charter School Lease, Eagle Ridge Academy Project, Series A, Rev., 3.00%, 07/01/2019	51
25	Minnesota State Colleges & Universities, Rev., 2.00%, 10/01/2018	25
2,715	University of Minnesota, Series A, Rev., 5.00%, 04/01/2022	3,185

		3,261

	General Obligation — 0.1%
25	City of St. Paul, Tax Increment, Series G, GO, 4.00%, 02/01/2018	25
1,570	State of Minnesota, Trunk Highway, Series B, GO, 4.00%, 08/01/2018	1,617

		1,642

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Hospital — 0.1%
	City of Maple Grove, Maple Grove Hospital Corporation,
650	Rev., 3.00%, 05/01/2018	658
930	Rev., 3.00%, 05/01/2019	956

		1,614

	Housing — 0.2%
	City of St. Paul Park, Senior Housing & Health Care, Presbyterian Homes Bloomington Project,
445	Rev., 3.00%, 09/01/2018 (w)	450
795	Rev., 3.00%, 09/01/2019 (w)	813
850	St Paul, Minnesota Housing & Redevelopment Authority Health Care, Series A, Rev., 2.00%, 11/15/2018	861

		2,124

	Transportation — 0.0% (g)
150	Minneapolis-St Paul Metropolitan Airports Commission, Subordinate Airport, Series D, Rev., AMT, 4.00%, 01/01/2018	152

	Utility — 0.0% (g)
115	Northern Municipal Power Agency, Electric System, Series A, Rev., AGC, 5.00%, 01/01/2018	116
100	Southern Minnesota Municipal Power Agency, Power Supply System, Series A, Rev., AMBAC, Zero Coupon, 01/01/2018	100

		216

	Total Minnesota	10,213

	Mississippi — 1.6%
	General Obligation — 0.1%
405	County of Hinds, Series A, GO, 2.00%, 08/01/2018	409
25	Rankin County School District, GO, 5.00%, 10/01/2017	25

		434

	Hospital — 0.2%
3,100	Mississippi Hospital Equipment & Facilities Authority, Baptist Memorial Health Care, Series B2, Rev., 1.55%, 01/09/2018 (e) (z)	3,100

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN MUNICIPAL BOND FUNDS	67

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Industrial Development Revenue/Pollution Control Revenue — 1.3%
	Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron USA, Inc. Project,
11,150	Series A, Rev., VRDO, 0.78%, 09/07/2017 (z)	11,150
6,200	Series E, Rev., VRDO, 0.79%, 09/07/2017 (z)	6,200

		17,350

	Other Revenue — 0.0% (g)
100	Mississippi Development Bank, Rankin County Bond Project, Rev., 3.00%, 03/01/2022	107

	Prerefunded — 0.0% (g)
50	Mississippi Development Bank Special Obligation, Harrison County, Project Marshall, Rev., AMBAC, 5.00%, 01/01/2018 (p)	51

	Total Mississippi	21,042

	Missouri — 0.3%
	Certificate of Participation/Lease — 0.0% (g)
	City of Arnold,
120	COP, 3.00%, 12/15/2018	123
120	COP, 3.00%, 12/15/2019	125

		248

	General Obligation — 0.0% (g)
25	Columbia School District, Refunding & Improvement, GO, 2.00%, 03/01/2018	25

	Industrial Development Revenue/Pollution Control Revenue — 0.3%
	Cape Girardeau County IDA, South Eastern Health,
2,650	Rev., 2.00%, 03/01/2018	2,660
300	Rev., 5.00%, 03/01/2019	315
320	Rev., 5.00%, 03/01/2020	345
100	Kirkwood IDA, Aberdeen Heights, Series A, Rev., 5.00%, 05/15/2018	103

		3,423

	Other Revenue — 0.0% (g)
250	Branson IDA, Branson Shoppes Redevelopment Project, Series A, Rev., 3.00%, 11/01/2018	253

	Prerefunded — 0.0% (g)
15	Missouri State Health & Educational Facilities Authority, Health Facilities, Coxhealth, Series A, Rev., 5.50%, 11/15/2018 (p)	16

	Total Missouri	3,965

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Montana — 0.0% (g)
	Industrial Development Revenue/Pollution Control Revenue — 0.0% (g)
400	City of Forsyth, Pacific Corporation Project, Rev., VRDO, LOC: Bank of Nova Scotia, 0.80%, 09/01/2017 (z)	400

	Nebraska — 0.2%
	General Obligation — 0.1%
	Papio-Missouri River Natural Resource District,
330	GO, 3.00%, 12/15/2018	339
720	GO, 4.00%, 12/15/2019	767
405	GO, 4.00%, 12/15/2020	442

		1,548

	Hospital — 0.1%
	Madison County Hospital Authority No. 1, Faith Regional Health Services Project,
100	Series A, Rev., 3.00%, 07/01/2018	101
725	Series A, Rev., 4.00%, 07/01/2019	758

		859

	Other Revenue — 0.0% (g)
500	Nebraska Cooperative Republican Platte Enhancement Project, River Flow Enhancement, Rev., AGM, 2.00%, 12/15/2017	502

	Utility — 0.0% (g)
20	City of Lincoln, Electric System, Rev., 5.00%, 09/01/2018	21
30	Nebraska Public Power District, Series A, Rev., 5.00%, 01/01/2018	30
10	Public Power Generation Agency, Whelan Energy Center Unit 2, Series A, Rev., 4.25%, 01/01/2018	10

		61

	Total Nebraska	2,970

	Nevada — 0.3%
	Industrial Development Revenue/Pollution Control Revenue — 0.2%
3,000	County of Clark, Nevada Power Company Projects, Rev., 1.60%, 05/21/2020 (z)	3,021

	Other Revenue — 0.0% (g)
355	City of Henderson Nevada Local Improvement District No. T-14, Rev., 2.50%, 03/01/2019	362
200	City of Henderson Nevada Local Improvement District No. T-17, Rev., 2.00%, 09/01/2019	203

		565

SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Prerefunded — 0.0% (g)
45	City of Reno, Washoe Medical Center, Series A, Rev., AGM, 5.25%, 06/01/2018 (p)	46
20	Clark County School District, Series A, GO, 5.00%, 06/15/2018 (p)	21

		67

	Transportation — 0.0% (g)
25	County of Clark Department of Aviation, Airport System, Series B, Rev., 5.00%, 07/01/2018	26

	Utility — 0.1%
580	County of Washoe, Gas & Water Facilities, Sierra Pacific Power Company Project, Series B, Rev., 3.00%, 06/01/2022 (z)	615

	Total Nevada	4,294

	New Hampshire — 0.1%
	Education — 0.1%
950	New Hampshire Health & Education Facilities Authority Act, University System, Series A-1, Rev., VRDO, 0.78%, 09/01/2017 (z)	950

	Transportation — 0.0% (g)
25	New Hampshire State Turnpike System, Rev., 5.00%, 10/01/2018	26

	Total New Hampshire	976

	New Jersey — 5.3%
	Certificate of Participation/Lease — 0.0% (g)
150	Township of West Orange, COP, AGM, 3.00%, 10/01/2017	150

	Education — 0.0% (g)
500	Gloucester County Improvement Authority, Series A, Rev., 5.00%, 11/01/2019	542
85	New Jersey Economic Development Authority, School Facilities Construction, Series GG, Rev., 5.00%, 09/01/2017 (p)	85

		627

	General Obligation — 4.5%
5,092	Borough of Bogota, GO, BAN, 2.25%, 05/11/2018	5,130
25	Borough of Metuchen, GO, 4.00%, 09/01/2018	26
3,280	Borough of Ramsey, Water-Sewer Utility, GO, BAN, 2.25%, 06/08/2018	3,309
250	City of Atlantic, Tax Appeal, Series A, GO, 5.00%, 03/01/2020	270
1,046	City of Bordentown, Series A, GO, BAN, 2.25%, 05/17/2018	1,053

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	General Obligation — continued
2,588	City of Burlington, Series A, GO, BAN, 2.25%, 06/06/2018	2,611
3,467	City of Pleasantville, Series A, GO, BAN, 2.25%, 08/16/2018	3,498
1,000	City of Union, County of Hudson, Series 2017, GO, 4.00%, 11/01/2019 (w)	1,053
15	County of Essex, Series A, GO, 4.00%, 10/01/2018	16
25	County of Monmouth, COP, GO, 5.00%, 09/15/2017	25
25	County of Passaic, GO, XLCA, 3.75%, 11/01/2017	25
50	Glen Rock School District, GO, 4.25%, 09/01/2017	50
	Mullica Township School District,
106	GO, 2.00%, 09/15/2018	107
105	GO, 2.00%, 09/15/2019	106
6,300	Penns Grove-Carneys Point Regional School District, GO, GAN, 2.25%, 07/13/2018	6,364
4,000	South Plainfield School District, Temporary Notes, GO, 2.00%, 03/08/2018	4,013
9,519	Township of Belleville, GO, BAN, 2.50%, 05/25/2018	9,606
4,905	Township of Ewing, GO, TAN, 1.75%, 10/27/2017	4,910
	Township of Hillside,
4,542	GO, BAN, 2.25%, 07/25/2018	4,579
2,229	GO, BAN, 2.50%, 08/03/2018	2,251
4,000	Township of Maple Shade, GO, BAN, 2.25%, 06/28/2018	4,032
30	Township of South Brunswick, General Improvement, GO, 3.00%, 10/01/2017	30
6,592	Township of West Orange, GO, BAN, 2.25%, 07/27/2018	6,656

		59,720

	Housing — 0.3%
3,500	New Jersey Housing & Mortgage Finance Agency, Multifamily Conduit Camden Townhouses Project, Series F, Rev., 1.35%, 02/01/2019 (z)	3,506

	Other Revenue — 0.1%
45	Atlantic County Improvement Authority Revenue County Guaranteed, Project Note, Aviation Park Project, Rev., 2.00%, 10/05/2017	45
25	Bergen County Improvement Authority, Guaranteed Governmental Loan, Rev., 4.00%, 08/15/2018	26

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN MUNICIPAL BOND FUNDS	69

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — continued
30	Burlington County Bridge Commission Lease, Governmental Leasing Program, Series A, Rev., 5.00%, 10/15/2018	31
1,000	Hudson County Improvement Authority, Local Unit Loan Program, Series A-1, Rev., 2.25%, 04/05/2018	1,008
25	Middlesex County Improvement Authority, Guaranteed Capital Equipment & Improvement, Rev., 3.00%, 09/15/2017	25
30	New Jersey Environmental Infrastructure Trust, Rev., 5.00%, 09/01/2017	30
200	The Union County Improvement Authority, City of Linden Omnibus Project, Rev., AGM, 2.00%, 11/01/2017	200

		1,365

	Prerefunded — 0.1%
25	County of Burlington, General Improvement, Series A, GO, 4.00%, 09/01/2018 (p)	26
15	County of Monmouth, GO, 4.00%, 09/15/2017 (p)	15
	New Jersey Economic Development Authority, School Facilities Construction,
55	Series U, Rev., AGM, 5.00%, 09/01/2017 (p)	55
70	Series U, Rev., 5.00%, 09/01/2017 (p)	70
25	Series U, Rev., AMBAC, 5.00%, 09/01/2017 (p)	25
25	Series Y, Rev., 4.50%, 09/01/2018 (p)	26
85	Series Z, Rev., AGC, 5.50%, 12/15/2018 (p)	90
	New Jersey Health Care Facilities Financing Authority, Hospital Asset Transformation,
30	Rev., 5.00%, 10/01/2018 (p)	31
35	Rev., 5.25%, 10/01/2018 (p)	37
805	New Jersey Health Care Facilities Financing Authority, Meridian Health System, Rev., AGC, 5.00%, 07/01/2018 (p)	833
	State of New Jersey, Equipment Lease Purchase,
40	Series A, COP, 5.00%, 06/15/2018 (p)	41
25	Series A, COP, 5.25%, 06/15/2019 (p)	27

		1,276

	Transportation — 0.3%
100	New Jersey Transit Corp., Series A, Rev., GAN, 5.00%, 09/15/2017	100
2,900	New Jersey Transportation Trust Fund Authority, Series A, Rev., 5.00%, 12/15/2017	2,932

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Transportation — continued
700	New Jersey Transportation Trust Fund Authority, Transportation Program, Series BB-1, Rev., (Dow Jones US Mid Cap Sofware Index GICS Level 4 USD + 1.00%, 12.00% Cap), 1.79%, 09/07/2017 (aa)	691
225	New Jersey Transportation Trust Fund Authority, Transportation System, Series B-4, Rev., 5.25%, 12/15/2019	242
100	South Jersey Port Corp., Marine Terminal Revenue, Series S, Rev., 5.00%, 01/01/2018	101

		4,066

	Utility — 0.0% (g)
35	Camden County Municipal Utilities Authority, Capital Appreciation, Series A, Rev., NATL-RE, Zero Coupon, 09/01/2017	35
115	Middlesex County Improvement Authority, Perth Amboy Franchise Acquisition Project, Series B, Rev., AMBAC, Zero Coupon, 09/01/2017	115

		150

	Total New Jersey	70,860

	New Mexico — 0.1%
	General Obligation — 0.1%
880	Jal Public School District No. 19, Credit Enhancement Program, GO, AGM, 5.00%, 08/01/2019	947
500	Silver City Consolidated School District No. 1, School Building, GO, 2.00%, 08/01/2018	503

	Total New Mexico	1,450

	New York — 22.1%
	Education — 2.1%
340	Albany Capital Resource Corp., Albany Law School of Union University Refunding Project, Rev., 3.00%, 07/01/2018	345
5,000	Board of Cooperative Educational Services First Supervisory District, Rev., RAN, 2.25%, 03/08/2018	5,028
	Board of Cooperative Educational Services for the Sole Supervisory District,
13,500	Rev., RAN, 2.00%, 06/29/2018	13,577
3,500	Rev., RAN, 2.25%, 03/16/2018	3,520
5,000	Rev., RAN, 2.25%, 06/22/2018	5,041

		27,511

SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation — 9.7%
6,500	Amsterdam City School District, Series A, GO, BAN, 2.25%, 06/29/2018	6,569
330	Apalachin Fire District, Fire District Building, GO, BAN, 2.00%, 02/20/2018	331
645	City of Glen Cove, GO, 3.00%, 01/15/2018	650
	City of New York,
15,000	Series E, Subseries E-3, GO, VRDO, LOC: Bank of America NA, 0.78%, 09/07/2017 (z)	15,000
10,100	Series H, Subseries H-3, GO, VRDO, AGM, 0.85%, 09/01/2017 (z)	10,100
10,555	City of New York, Fiscal Year 2008, Subseries L-4, GO, VRDO, LOC: U.S. Bank NA, 0.82%, 09/01/2017 (z)	10,555
25	City of New York, Fiscal Year 2013, Series J, GO, 5.00%, 08/01/2018	26
3,635	City of Olean, GO, BAN, 2.25%, 06/14/2018	3,666
6,100	City of Rome, GO, BAN, 1.50%, 09/01/2017	6,100
2,008	City of Troy, Series B, GO, BAN, 2.25%, 08/03/2018	2,025
30	Commack Union Free School District, GO, 3.00%, 09/01/2017	30
1,130	County of Suffolk, Series A, GO, 5.00%, 04/01/2018	1,157
25	Eastport-South Manor Central School District, GO, 3.00%, 09/01/2017	25
100	Elmont Union, Free School District, GO, AGM, 5.00%, 09/15/2017	100
16,035	Gouverneur Central School District, GO, BAN, 2.25%, 06/28/2018	16,212
1,875	Harpursville Central School District, GO, RAN, 2.25%, 06/29/2018	1,891
3,500	Harrisville Central School District, GO, BAN, 2.25%, 06/29/2018	3,527
10	Middletown City School District, GO, 4.00%, 09/15/2017	10
6,100	Portville Central School District, GO, BAN, 2.25%, 06/29/2018	6,149
1,480	Queensbury Union Free School District, GO, BAN, 2.25%, 04/27/2018	1,493
120	Somers Central School District, GO, 5.00%, 11/15/2017	121
25	State of New York, Series C, GO, 3.00%, 09/01/2017	25
3,500	Sweet Home Central School District, GO, TAN, 2.00%, 10/11/2017	3,504
3,292	Town of Corning, Series A, GO, BAN, 2.25%, 08/15/2018	3,322
1,067	Town of LaGrange, Series B, GO, BAN, 2.50%, 06/14/2018	1,080

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	General Obligation — continued
2,300	Town of Macedon, GO, BAN, 2.50%, 12/27/2017	2,311
	Town of Oyster Bay,
3,400	GO, RAN, 2.50%, 02/23/2018	3,415
200	Series B, GO, BAN, 3.50%, 02/02/2018	202
100	Series C, GO, BAN, 4.00%, 06/01/2018	101
1,530	Town of Phelps, GO, BAN, 2.25%, 07/06/2018	1,544
1,079	Town of Union, GO, BAN, 2.25%, 05/04/2018	1,089
3,104	Village of Tully, GO, BAN, 2.25%, 04/12/2018	3,125
130	Wautoma Area School District, GO, AGM, 3.00%, 03/01/2018	131
6,460	West Canada Valley Central School District, GO, BAN, 2.00%, 06/14/2018	6,503
5,000	West Genesee Central School District, GO, RAN, 2.00%, 12/08/2017	5,013
8,000	West Seneca Fire District No. 2, Series B, GO, BAN, 2.25%, 07/11/2018	8,071
5,000	West Webster Fire District, GO, BAN, 1.75%, 07/13/2018	5,020

		130,193

	Hospital — 0.0% (g)
150	New York State Dormitory Authority, North Shore, Long Island Jewish Obligated Group, Series A, Rev., 4.00%, 05/01/2020	161

	Industrial Development Revenue/Pollution Control Revenue — 1.5%
20,145	Syracuse City Industrial Development Agency, Syracuse University Project, Series A, Rev., VRDO, LOC: U.S. Bank NA, 0.77%, 09/07/2017 (z)	20,145

	Other Revenue — 3.0%
	New York City Transitional Finance Authority, Future Tax Secured Revenue,
20,000	Subseries C-5, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.80%, 09/07/2017 (z)	20,000
14,675	Subseries F-5, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.79%, 09/07/2017 (z)	14,675
30	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2003, Series B, Rev., 5.00%, 02/01/2018	31
	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2010,
35	Rev., 5.00%, 11/01/2017	35
25	Series D, Rev., 5.00%, 11/01/2018	26

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN MUNICIPAL BOND FUNDS	71

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — 9.7%
	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2012,
170	Rev., 5.00%, 11/01/2017	171
100	Series E, Subseries E-1, Rev., 5.00%, 02/01/2018 (p)	102
4,000	New York City Transitional Finance Authority, New York City Recovery, Series 3, Subseries 3-G, Rev., VRDO, 0.80%, 09/07/2017 (z)	4,000
70	New York City Trust for Cultural Resources, Museum of Modern Art, Series 1-A, Rev., 5.00%, 10/01/2017 (p)	70
150	TSASC, Inc., Tobacco Settlement, Series B, Rev., 5.00%, 06/01/2019	157

		39,267

	Prerefunded — 0.0% (g)
25	Metropolitan Transportation Authority, Series A, Rev., AGM, 5.00%, 11/15/2017 (p)	26
80	New York State Housing Finance Agency, State Personal Income Tax, Economic Development & Housing, Series A, Rev., 5.00%, 09/15/2017 (p)	80
35	New York State Thruway Authority, 2nd General Highway & Bridge Trust Fund, Series B, Rev., 5.00%, 10/01/2017 (p)	35
25	New York State Thruway Authority, State Personal Income Tax, Transportation, Series A, Rev., 5.25%, 09/15/2017 (p)	25
25	New York State Thruway Authority, Transportation, Series A, Rev., 5.25%, 09/15/2017 (p)	25
50	Onondaga County Water Authority, Series A, Rev., 5.00%, 09/15/2018 (p)	52
35	Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Series A, Rev., 4.88%, 05/15/2018 (p)	36

		279

	Special Tax — 0.0% (g)
25	New York State Environmental Facilities Corp., State Personal Income Tax, Series A, Rev., 5.25%, 12/15/2018	26

	Transportation — 1.7%
	Metropolitan Transportation Authority,
8,835	Subseries E-2, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.77%, 09/07/2017 (z)	8,835
3,000	Subseries E-3, Rev., VRDO, LOC: Citibank, NA, 0.76%, 09/07/2017 (z)	3,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Transportation — continued
8,850	New York State Thruway Authority, Series A, Rev., 5.00%, 05/01/2019	9,442
25	New York State Thruway Authority, Transportation, Series A, Rev., 5.00%, 03/15/2018	25
25	Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Series B, Rev., 4.00%, 11/15/2017	25
1,000	Subseries ABCD-4, Rev., AGM, (Dow Jones US Mid Cap Sofware Index GICS Level 4 USD + 0.35%, 10.00% Cap), 1.14%, 09/07/2017 (aa)	1,000

		22,327

	Utility — 0.0% (g)
25	Long Island Power Authority, Electric System, Series A, Rev., AGM, Zero Coupon, 12/01/2018	25

	Water & Sewer — 4.1%
25,000	New York City Municipal Water Finance Authority, Water & Sewer System, Fiscal Year 2008, Subseries B-4, Rev., VRDO, 0.78%, 09/07/2017 (z)	25,000
12,000	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2003, Series F, Subseries F-2, Rev., VRDO, LOC: Citibank, NA, 0.82%, 09/01/2017 (z)	12,000
8,205	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2011, Series DD-3B, Rev., VRDO, 0.82%, 09/01/2017 (z)	8,205
1,985	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2015, Subseries BB-3, Rev., VRDO, 0.77%, 09/07/2017 (z)	1,985
8,100	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2017, Series BB-2, Rev., VRDO, 0.73%, 09/01/2017 (z)	8,100

		55,290

	Total New York	295,224

	North Carolina — 4.4%
	Education — 0.0% (g)
	Winston-Salem State University Foundation LLC, The Board of Governors of The University of North Carolina,
110	Rev., AGM, 3.00%, 10/01/2018	113

SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Education — continued
90	Rev., AGM, 4.00%, 10/01/2019	95
120	Rev., AGM, 4.00%, 10/01/2020	130

		338

	Hospital — 2.4%
11,200	Charlotte-Mecklenburg Hospital Authority, Health Care, Series E, Class E, Rev., VRDO, AGM, LOC: TD Bank NA, 0.83%, 09/01/2017 (z)	11,200
3,000	North Carolina Medical Care Commission, Firsthealth Carolinas, Series A, Rev., VRDO, 0.83%, 09/07/2017 (z)	3,000
17,800	North Carolina Medical Care Commission, Moses Cone Health System, Series A, Rev., VRDO, 0.78%, 09/07/2017 (z)	17,800
380	Northern Hospital District of Surry County, Health Care Facilities, Rev., 4.00%, 10/01/2018	389

		32,389

	Other Revenue — 0.0% (g)
25	County of Bladen, Rev., 4.00%, 06/01/2018	26
25	Mecklenburg County, Rev., 4.00%, 01/01/2018	25

		51

	Prerefunded — 0.0% (g)
35	North Carolina Eastern Municipal Power Agency, Series A, Rev., AGC-ICC, 5.00%, 01/01/2018 (p)	36

	Utility — 0.0% (g)
25	North Carolina Eastern Municipal Power Agency, Power System, Rev., AMBAC, 6.00%, 01/01/2018 (p)	25

	Water & Sewer — 2.0%
14,990	City of Charlotte, Water & Sewer System, Series B, Rev., VRDO, 0.76%, 09/07/2017 (z)	14,990
6,005	City of Greensboro, Combined Enterprise System, Series A, Rev., VRDO, 0.80%, 09/07/2017 (z)	6,005
5,000	Orange Water & Sewer Authority, Series B, Rev., VRDO, 0.79%, 09/07/2017 (z)	5,000

		25,995

	Total North Carolina	58,834

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	North Dakota — 0.0% (g)
	Hospital — 0.0% (g)
270	City of Grand Forks, Health Care System, Altru Health System Obligated Group, Series A, Rev., 5.00%, 12/01/2018	283

	Ohio — 6.2%
	Certificate of Participation/Lease — 0.0% (g)
130	Mayfield City School District, Middle School Project, Series B-1, COP, 4.00%, 09/01/2017	130

	Education — 0.5%
100	Fairborn City School District, School Facilities Construction & Improvement, Series A, GO, 3.00%, 12/01/2017	100
	Lorain County Community College District,
195	Rev., 2.00%, 12/01/2017	195
225	Rev., 2.00%, 12/01/2018	228
40	Miami University, A State University of Ohio, Rev., 4.00%, 09/01/2017	40
5,300	Ohio State University (The), General Receipts, Rev., VRDO, 0.76%, 09/07/2017 (z)	5,300
100	Wright State University, General Receipts, Series A, Rev., 4.00%, 05/01/2018	102

		5,965

	General Obligation — 3.2%
215	Antwerp Local School District, School Facilities Construction & Improvement, GO, 3.00%, 12/01/2018	220
1,075	City of Ashland, Various Purpose Notes, GO, BAN, 2.00%, 05/17/2018	1,081
25	City of Cincinnati, Various Purpose, Series A, GO, 5.00%, 12/01/2017	25
645	City of Cleveland Heights, GO, BAN, 2.30%, 07/24/2018	653
3,500	City of Cuyahoga Falls, Various Purpose, GO, BAN, 1.75%, 08/08/2018	3,522
685	City of Elyria, GO, BAN, 2.00%, 05/25/2018	690
	City of Elyria, Improvement & Refunding, Various Purpose,
685	GO, 3.00%, 12/01/2018	703
1,340	GO, 5.00%, 12/01/2019	1,460
425	City of Fairborn, Various Purpose, Series B, GO, BAN, 1.75%, 09/07/2018	428
1,360	City of Forest Park, Various Purpose, GO, BAN, 1.75%, 08/22/2018	1,370
1,000	City of Highland Heights, Various Purpose, GO, BAN, 1.75%, 06/14/2018	1,005

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN MUNICIPAL BOND FUNDS	73

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation — continued
8,000	City of Huber Heights, Capital Facilities Notes, GO, BAN, 2.00%, 05/30/2018	8,048
	City of Middletown, Various Purpose,
250	GO, 4.00%, 12/01/2018	259
500	GO, 4.00%, 12/01/2019	531
500	City of Seven Hills, Capital Improvement, GO, BAN, 2.25%, 06/28/2018	505
650	City of Seven Hills, Street Improvement, GO, BAN, 2.25%, 08/02/2018	656
1,115	City of Springfield, Sewer & Water, GO, BAN, 2.00%, 03/30/2018	1,122
250	City of Tipp City, Various Purpose, Series A, GO, BAN, 1.75%, 02/14/2018	251
	County of Crawford, Various Purpose,
150	GO, AGM, 2.00%, 12/01/2017	150
225	GO, AGM, 2.00%, 12/01/2018	228
1,000	County of Lake, Water Utilities Improvement, GO, 1.50%, 06/14/2018	1,003
5,000	County of Lucas, Various Purpose Improvement, GO, BAN, 2.00%, 07/11/2018	5,045
100	Medina County Library District Library Improvement, GO, 4.00%, 12/01/2017	101
95	Painesville City Local School District, School Improvement, GO, Zero Coupon, 12/01/2018	94
100	Riverside Local School District, School Construction & Improvement, Series C, GO, 5.00%, 10/01/2018	104
	State of Ohio, Common Schools,
50	Series B, GO, 5.00%, 09/15/2017	50
35	Series C, GO, 4.00%, 09/15/2017	35
30	State of Ohio, Infrastructure Improvement, Series B, GO, 5.00%, 09/01/2017	30
	Township of Union, Clermont County, Various Purpose,
6,725	GO, BAN, 1.25%, 09/07/2017	6,725
6,500	GO, BAN, 2.00%, 09/06/2018	6,560
230	Wauseon Exempted Village School District, Classroom Facilities & School Improvement, GO, 2.00%, 12/01/2018	233

		42,887

	Hospital — 1.0%
125	Akron, Bath & Copley Joint Township Hospital District, Summa Health Obligated Group, Rev., 5.00%, 11/15/2021	140
	City of Centerville, Graceworks Lutheran Services,
275	Rev., 5.00%, 11/01/2020	297

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Hospital — continued
285	Rev., 5.00%, 11/01/2021	311
12,840	County of Franklin, Hospital Facilities, U.S. Health Corp., Series A, Rev., VRDO, LOC: Northern Trust Co., 0.79%, 09/07/2017 (z)	12,840

		13,588

	Industrial Development Revenue/Pollution Control Revenue — 1.1%
13,935	Ohio State Water Development Authority, Water Pollution Control Loan Fund, Series B, Rev., (Dow Jones US Mid Cap Sofware Index GICS Level 4 USD + 0.22%), 1.01%, 09/07/2017 (aa)	13,939

	Prerefunded — 0.0% (g)
25	Miamisburg City School District, Facilities Construction & Improvement, GO, 5.00%, 12/01/2018 (p)	26
50	Northmor Local School District, School Facilities Construction & Improvement, GO, 5.00%, 11/01/2018 (p)	53

		79

	Transportation — 0.4%
4,770	City of Cleveland, Airport System, Series D, Rev., VRDO, LOC: U.S. Bank NA, 0.78%, 09/07/2017 (z)	4,770
735	Ohio Turnpike & Infrastructure Commission, Junior Lien, Infrastructure Projects, Series A-1, Rev., 5.00%, 02/15/2019	778
140	State of Ohio, Major New State Infrastructure Project, Series 3, Rev., 5.00%, 12/15/2017	142

		5,690

	Total Ohio	82,278

	Oklahoma — 0.2%
	Education — 0.2%
	Canadian County Educational Facilities Authority, Mustang Public Schools Project,
335	Rev., 3.00%, 09/01/2018	341
1,000	Rev., 3.00%, 09/01/2019	1,037
	Cleveland County Educational Facilities Authority, Educational Facilities Lease, Noble Public Schools Project,
125	Rev., 4.00%, 09/01/2018	129
120	Rev., 4.00%, 09/01/2019	126
150	Grady County School Finance Authority, Educational Facilities Lease, Alex Public Schools Project, Rev., 3.00%, 12/01/2017	151

SEE NOTES TO FINANCIAL STATEMENTS.

74	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Education — continued
125	Okarche Economic Development Authority, Okarche Public Schools Project, Rev., 4.00%, 09/01/2019	131
50	Oklahoma Agricultural & Mechanical Colleges, State University, Rev., 3.50%, 07/01/2018 (p)	51
200	Oklahoma County Finance Authority, Educational Facilities, Lease Western Harrah Public Schools Project, Rev., 2.00%, 09/01/2018	202
	Sequoyah County Educational Facilities Authority, Sallisaw Public Schools Project,
325	Rev., 2.00%, 09/01/2017	325
500	Rev., 2.00%, 09/01/2018	505
300	Tulsa County Industrial Authority, Educational Facilities Lease, Owasso Public Schools Project, Rev., 4.00%, 09/01/2017	300

		3,298

	Prerefunded — 0.0% (g)
5	Grand River Dam Authority, Series A, Rev., BHAC, 5.00%, 06/01/2018 (p)	5

	Total Oklahoma	3,303

	Oregon — 0.5%
	General Obligation — 0.1%
25	Clackamas & Washington Counties School District No. 3, Series A, GO, NATL-RE, Zero Coupon, 06/15/2018	25
	Clackamas County School District No. 12,
100	GO, AGM, 5.00%, 06/15/2018	103
250	Series A, GO, Zero Coupon, 06/15/2019	246
60	Lane County, Mapleton School District No. 32, GO, 2.00%, 06/15/2018	61
25	State of Oregon, Series L, GO, 5.00%, 11/01/2018	26

		461

	Hospital — 0.4%
	Klamath Falls Intercommunity Hospital Authority, Sky Lakes Medical Center Project,
75	Rev., 2.00%, 09/01/2017	75
100	Rev., 3.00%, 09/01/2018	102
5,350	Salem Hospital Facility Authority, Hospital Project, Series B, Rev., VRDO, LOC: U.S. Bank NA, 0.77%, 09/07/2017 (z)	5,350

		5,527

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Prerefunded — 0.0% (g)
50	Oregon State Department of Transportation, Series A, Rev., 4.50%, 11/15/2017 (p)	50
20	Port of Portland, Airport Revenue, Series 19, Rev., 5.00%, 07/01/2018 (p)	21

		71

	Transportation — 0.0% (g)
25	Tri-County Metropolitan Transportation District of Oregon, Series A, Rev., 5.00%, 09/01/2017	25
35	Tri-County Metropolitan Transportation District of Oregon, Capital Grant Receipts, Series A, Rev., 5.00%, 10/01/2018	36

		61

	Total Oregon	6,120

	Pennsylvania — 1.7%
	Education — 0.6%
250	Cumberland County Municipal Authority, AICUP Financing Program-Messiah College Project, Rev., 2.00%, 04/30/2020 (z)	251
	Pennsylvania Higher Educational Facilities Authority,
5,975	Series AN, Rev., 5.00%, 06/15/2020	6,617
215	Series AT-1, Rev., 5.00%, 06/15/2018	222
	Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Health System,
25	Rev., 5.00%, 08/15/2018	26
200	Rev., 5.00%, 08/15/2019	215
290	Pennsylvania Higher Educational Facilities Authority, Widener University, Rev., 2.00%, 07/15/2019	292
	Snyder County Higher Education Authority, Susquehanna University Project,
150	Rev., 4.00%, 01/01/2018	152
375	Rev., 4.00%, 01/01/2019	389

		8,164

	General Obligation — 0.2%
150	Blackhawk School District, Series A, GO, 1.00%, 09/01/2017	150
350	City of Easton, Series A, GO, AGM, 2.00%, 11/15/2018	354
100	Dallas School District, Luzerne County, GO, 2.00%, 10/15/2017	100
1,075	Municipality of Monroeville, GO, 3.00%, 06/01/2020	1,126

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN MUNICIPAL BOND FUNDS	75

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation — continued
30	Owen J Roberts School District, GO, 3.85%, 11/15/2017 (p)	30
210	Township of Upper Darby, GO, AGM, 2.00%, 05/01/2019	213
100	Wallenpaupack Area School District, Series A, GO, 3.00%, 09/01/2017	100

		2,073

	Hospital — 0.0% (g)
30	Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center, Series A, Rev., 5.00%, 09/01/2017	30

	Housing — 0.0% (g)
250	Philadelphia Housing Authority, PHA Headquaters Project, Rev., 4.00%, 05/01/2019	262

	Other Revenue — 0.7%
8,850	Emmaus General Authority, Rev., VRDO, AGM, 0.84%, 09/07/2017 (z)	8,850
195	Philadelphia Municipal Authority, City Agreement, Juvenile Justice Services Center, Rev., 4.00%, 04/01/2019	204

		9,054

	Prerefunded — 0.0% (g)
15	County of Allegheny, West Mifflin Area School District, GO, AGM, 5.38%, 10/01/2018 (p)	16
50	Doylestown Hospital Authority, Series A, Rev., AGC, 5.00%, 07/01/2018 (p)	52
20	Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Health System, Series B, Rev., 6.00%, 08/15/2018 (p)	21
25	Philadelphia Gas Works Co., Seventh Series, 1998 General Ordinance, Series 1998, Rev., AMBAC, 5.00%, 10/01/2017 (p)	25
35	The School Board of Philadelphia County, Series F, GO, BHAC, 5.13%, 09/01/2018 (p)	36

		150

	Transportation — 0.0% (g)
	Pennsylvania Turnpike Commission,
200	Series A-1, Rev., (1 Month LIBOR + 0.60%, 9.00% Cap), 1.47%, 10/02/2017 (aa)	200
70	Series B, Subseries B-2, Rev., 5.00%, 06/01/2018	72
75	Series B, Subseries B-2, Rev., 5.00%, 06/01/2019	80

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Transportation — continued
50	Series B, Subseries B-2, Rev., 5.00%, 06/01/2020	55
110	Pennsylvania Turnpike Commission, Senior Lien, Series A, Rev., 5.00%, 12/01/2020	123

		530

	Utility — 0.2%
2,100	City of Philadelphia, Gas Works, 1998 General Ordinance, Fifteen, Rev., 3.00%, 08/01/2019	2,181

	Water & Sewer — 0.0% (g)
25	Altoona City Authority, Water, Rev., AGM, 5.00%, 11/01/2017	25

	Total Pennsylvania	22,469

	Rhode Island — 0.4%
	Hospital — 0.4%
5,205	Rhode Island Health & Educational Building Corp., Higher Education Facility, Rhode Island School of Design Issue, Series A, Rev., VRDO, LOC: U.S. Bank NA, 0.77%, 09/07/2017 (z)	5,205

	Other Revenue — 0.0% (g)
205	Tobacco Settlement Financing Corp., Asset-Backed, Series A, Rev., 4.00%, 06/01/2018	209

	Total Rhode Island	5,414

	South Carolina — 2.0%
	Education — 0.1%
300	County of Spartanburg, School District No. 7, Rev., 3.00%, 12/01/2018	308
500	Educational Facilities Authority, Wofford College, Series B, Rev., 2.38%, 04/01/2022 (z)	512
40	Greenville County School District, Installment Purchase, Rev., 5.50%, 12/01/2017	40

		860

	General Obligation — 0.0% (g)
25	State of South Carolina, Highway, Series A, GO, 5.00%, 06/01/2018	26

	Hospital — 1.9%
24,960	Greenville Health System, Series B, Rev., VRDO, LOC: U.S. Bank NA, 0.78%, 09/07/2017 (z)	24,960

	Other Revenue — 0.0% (g)
300	South Carolina State Public Service Authority, Series B, Rev., 5.00%, 12/01/2017	303

SEE NOTES TO FINANCIAL STATEMENTS.

76	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Utility — 0.0% (g)
250	Piedmont Municipal Power Agency, Electric, Series A, Rev., 5.00%, 01/01/2019	263

	Total South Carolina	26,412

	South Dakota — 0.0% (g)
	Other Revenue — 0.0% (g)
	South Dakota State Building Authority,
150	Series A, Rev., 3.00%, 06/01/2019	155
200	Series A, Rev., 3.00%, 06/01/2020	211

		366

	Prerefunded — 0.0% (g)
45	South Dakota State Building Authority, Rev., AGM, 5.00%, 06/01/2018 (p)	46

	Total South Dakota	412

	Tennessee — 0.8%
	Education — 0.5%
6,250	Metropolitan Government of Nashville & Davidson County, Health & Educational Facilities Board, Rev., 1.30%, 07/01/2019 (z)	6,277

	General Obligation — 0.2%
3,500	County of Monroe, GO, BAN, 1.20%, 06/15/2019	3,504

	Hospital — 0.1%
990	Shelby County Health Educational & Housing Facilities Board, Methodist Le Bonheur Healthcare, Series B, Rev., VRDO, AGM, 0.80%, 09/01/2017 (z)	990

	Utility — 0.0% (g)
120	City of Knoxville, Gas System, Series W, Rev., 5.00%, 03/01/2019	128
100	City of Memphis, Electric System, Rev., 5.00%, 12/01/2017	101
10	Tennessee Energy Acquisition Corp., Gas Project, Series A, Rev., 5.25%, 09/01/2017	10

		239

	Total Tennessee	11,010

	Texas — 9.9%
	Education — 2.6%
	Arlington Higher Education Finance Corp., Uplift Education,
200	Series A, Rev., PSF-GTD, 2.00%, 12/01/2017	201

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Education — continued
700	Series A, Rev., PSF-GTD, 2.00%, 12/01/2018	709
435	Series A, Rev., PSF-GTD, 3.00%, 12/01/2019	453
30	Austin Community College District Public Facility Corp., Lease, Round Rock Campus, Rev., 5.00%, 08/01/2018	31
	County of Harris, Cultural Education Facilities Finance Corp., Children’s Hospital,
3,155	Rev., 5.00%, 11/15/2018	3,310
25	Series D, Rev., 5.00%, 11/15/2018 (p)	26
200	Newark Higher Education Finance Corp., Orenda Education, Rev., PSF-GTD, 4.00%, 08/15/2019	211
28,970	Permanent University Fund—University of Texas System, Series A, Rev., VRDO, LIQ: University of Texas Investment Management Co., 0.75%, 09/07/2017 (z)	28,970
300	Tarrant County Cultural Education Facilities Finance Corp., Buckner Retirement Services, Inc. Project, Rev., 5.00%, 11/15/2018	314

		34,225

	General Obligation — 3.9%
25	Birdville Independent School District, Capital Appreciation, GO, PSF-GTD, Zero Coupon, 02/15/2018	25
150	City of Bullard, GO, 2.00%, 09/01/2017	150
100	City of Dallas, GO, 5.00%, 02/15/2018	102
70	City of Fort Stockton, Certificates of Obligation, GO, 2.00%, 03/15/2018	70
10	City of Grapevine, GO, 5.00%, 02/15/2018	10
50	City of Mercedes, GO, AGC, 3.00%, 08/15/2018	51
50	City of Pflugerville, GO, 3.00%, 08/01/2018	51
270	City of Pharr, GO, AGM, 2.00%, 09/01/2017	270
2,200	Clear Creek Independent School District, School Building, Series B, GO, PSF-GTD, 1.45%, 08/14/2020 (z)	2,198
1,250	Corpus Christi Independent School District, School Building, Series A, GO, PSF-GTD, 2.00%, 08/15/2019 (z)	1,269
315	Counties of Travis, Williamson & Hays, City of Austin, Public Improvement, GO, 2.00%, 09/01/2017	315
40	County of Hays, GO, 3.00%, 02/15/2018	41
70	County of Titus, Unlimited Tax, GO, AGM, 2.00%, 09/01/2017	70

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN MUNICIPAL BOND FUNDS	77

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation — continued
175	El Paso County Hospital District, GO, 5.00%, 08/15/2019	187
190	Fort Bend County Municipal Utility District No. 151, GO, 3.00%, 09/01/2021	201
2,545	Fort Bend County, Levee Improvement District No. 15, GO, 0.75%, 09/01/2018	2,539
	Fort Bend Independent School District,
25	GO, PSF-GTD, 5.00%, 08/15/2018	26
6,750	Series B, GO, PSF-GTD, 1.35%, 08/01/2019 (z)	6,753
3,100	Goose Creek Consolidated Independent School District, Series B, GO, PSF-GTD, 1.18%, 08/15/2019 (z)	3,099
100	Harris County Municipal Utility District No. 412, GO, 2.00%, 09/01/2018	101
6,000	Houston Independent School District, Schoolhouse, Series A-2, GO, PSF-GTD, 3.00%, 06/01/2019 (z)	6,192
500	Midlothian Independent School District, Series B, GO, PSF-GTD, 2.50%, 08/01/2018 (z)	506
4,000	Northside Independent School District, GO, PSF-GTD, 1.45%, 06/01/2020 (z)	4,021
65	Ranger College District, Limited Tax, GO, 2.00%, 02/15/2018	65
250	Sienna Plantation Levee Improvement District of Fort Bend County, GO, 2.00%, 09/01/2019	254
250	Southside Independent School District, School Building, GO, PSF-GTD, 2.00%, 08/15/2019	255
5,660	State of Texas, Transportation Commission, Mobility Fund, Series A, GO, 5.00%, 10/01/2017	5,681
17,500	State of Texas, Veterans Bonds, GO, VRDO, 0.80%, 09/07/2017 (z)	17,500
230	Weslaco Independent School District, Maintenance Tax Notes, GO, AGM, 3.00%, 02/15/2019	237

		52,239

	Industrial Development Revenue/Pollution Control Revenue — 0.7%
2,400	Lower Neches Valley Authority Industrial Development Corp., Exempt Facilities, Mobil Oil Corp. Project, Series 2010, Rev., VRDO, 0.70%, 09/01/2017 (z)	2,400
4,000	Matagorda County Navigation District No. 1, Pollution Control, Rev., AMT, 1.75%, 09/01/2020 (z)	4,002

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Industrial Development Revenue/Pollution Control Revenue — continued
3,000	Mission Economic Development Corp., Solid Waste Disposal, Allied Waste North American, Inc. Project, Series A, Rev., VRDO, 1.05%, 10/02/2017 (z)	3,000

		9,402

	Other Revenue — 0.8%
	Austin Convention Enterprises, Inc., Convention Center Hotel First Tier,
400	Series A, Rev., 5.00%, 01/01/2018	405
1,100	Series A, Rev., 5.00%, 01/01/2019	1,155
400	Austin Convention Enterprises, Inc., Convention Center Hotel Second Tier, Series B, Rev., 5.00%, 01/01/2018	405
	Mission Redevelopment Authority, Tax Increment Contract Revenue,
110	Rev., AGM, 4.00%, 09/01/2017	110
960	Rev., AGM, 4.00%, 09/01/2018	986
7,715	State of Texas, Rev., TRAN, 4.00%, 08/30/2018	7,948

		11,009

	Prerefunded — 0.2%
55	City of Corpus Christi, Utility System, Rev., AGC, 5.25%, 07/15/2018 (p)	57
25	City of Dallas, GO, 5.00%, 02/15/2018 (p)	26
700	City of Forney, Independent School District, Series A, GO, PSF-GTD, 6.00%, 08/15/2018 (p)	734
300	City of Melissa, GO, AGC, 4.70%, 02/15/2018 (p)	305
25	City of San Antonio, Electric & Gas Systems, Rev., 5.00%, 02/01/2018 (p)	25
120	Comal Independent School District, Capital Appreciation, School Building, GO, Zero Coupon, 02/01/2018 (p)	36
45	Dallas Area Rapid Transit, Senior Lien, Rev., 5.00%, 12/01/2018 (p)	47
25	El Paso County, GO, NATL-RE, 5.00%, 02/15/2018 (p)	26
195	Ennis Texas, Independent School District Capital Appreciation, GO, PSF-GTD, Zero Coupon, 08/15/2018 (p)	82
25	Everman Independent School District, School Building, GO, PSF-GTD, 5.00%, 08/15/2018 (p)	26
125	Fort Bend County, Municipal Utility District No. 142, GO, 4.50%, 09/01/2017 (p)	125

SEE NOTES TO FINANCIAL STATEMENTS.

78	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Prerefunded — continued
25	Harris County, Toll Road, Senior Lien, Rev., 5.00%, 08/15/2018 (p)	26
20	Hidalgo County Drain District No. 1, Improvement, GO, AGC, 4.75%, 09/01/2018 (p)	21
35	Houston Higher Education Finance Corp., Rice University Project, Series B, Rev., 4.75%, 11/15/2017 (p)	35
25	Humble Independent School District Building, Series A, GO, AGC, 5.00%, 02/15/2018 (p)	26
445	Jarrell Independent School District, School Building, Series B, GO, 4.35%, 08/15/2018 (p)	460
50	North Texas Tollway Authority System, First Tier, Series A, Rev., BHAC-CR MBIA-IBC, 5.75%, 01/01/2018 (p)	51
80	Spring Hill Independent School District, GO, PSF-GTD, 5.00%, 08/15/2018 (p)	83

		2,191

	Transportation — 0.6%
7,000	Brazoria County Toll Road Authority, Limited Contract Tax & Subordinate Lien Toll Road, Series B, Rev., BAN, 1.45%, 03/01/2020	7,012
155	Camino Real Regional Mobility Authority, Subordinate Lien Vehicle, Rev., AGM, 5.00%, 06/01/2019	165
125	Love Field Airport Modernization Corp., Rev., AMT, 5.00%, 11/01/2021	143
	Port Beaumont Navigation District,
100	Rev., 3.00%, 09/01/2019	103
155	Rev., 4.00%, 09/01/2020	167

		7,590

	Utility — 0.0% (g)
15	City of Austin, Electric Utility System, Series A, Rev., 5.00%, 11/15/2017	15
25	City of Houston, Combined Utility System, First Lien, Series C, Rev., 5.00%, 11/15/2018	26
100	City of Lubbock, Electric Light & Power System, Rev., 5.00%, 04/15/2018	103
25	City of San Antonio, Electric & Gas Systems, Rev., 5.00%, 02/01/2018	26
50	Red River Authority, Utility System, Rev., NATL-RE, 2.00%, 04/01/2018	50
310	Texas Municipal Gas Acquisition & Supply Corp. I, Series A, Rev., 5.25%, 12/15/2017	314

		534

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Water & Sewer — 1.1%
100	Canadian River Municipal Water Authority Corp, Rev., 4.00%, 02/15/2018	102
8,100	City of Austin, Water & Wastewater System, Rev., VRDO, LOC: Citibank, NA, 0.79%, 09/07/2017 (z)	8,100
	Trinity River Authority Central Regional Wastewater System Revenue,
4,420	Rev., 2.00%, 08/01/2018	4,470
1,255	Rev., 5.00%, 08/01/2019	1,353
675	Rev., 5.00%, 08/01/2020	753

		14,778

	Total Texas	131,968

	Utah — 1.2%
	General Obligation — 0.0% (g)
20	Salt Lake City Corp., Series A, GO, 4.00%, 06/15/2018	20

	Hospital — 1.1%
	County of Utah Hospital, IHC Health Services,
4,000	Series B, Rev., VRDO, 0.77%, 09/07/2017 (z)	4,000
2,500	Series C, Rev., VRDO, 0.77%, 09/07/2017 (z)	2,500
7,895	County of Utah Hospital, IHC Health Services, Inc., Series D, Rev., VRDO, 0.77%, 09/07/2017 (z)	7,895

		14,395

	Other Revenue — 0.0% (g)
135	City of St. George, Rev., 4.00%, 12/01/2017	136
100	West Valley City Redevelopment Agency, Rev., 2.00%, 11/01/2017	100

		236

	Utility — 0.1%
1,020	Intermountain Power Agency, Series A, Rev., 5.00%, 07/01/2021	1,055

	Total Utah	15,706

	Vermont — 0.0% (g)
	Prerefunded — 0.0% (g)
25	Vermont Educational & Health Buildings Financing Agency, Fletcher Allen Health, Hospital, Series B, Rev., AGM, 5.00%, 06/01/2018 (p)	26
20	Vermont Municipal Bond Bank, Series 1, Rev., AGM, 5.00%, 12/01/2017 (p)	20

	Total Vermont	46

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN MUNICIPAL BOND FUNDS	79

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Virginia — 0.8%
	Education — 0.0% (g)
110	Virginia College Building Authority, Series B, Rev., 5.00%, 09/01/2018	115
100	Virginia College Building Authority, Public Higher Education Financing Program, Series A, Rev., 5.00%, 09/01/2017	100
30	Virginia College Building Authority, Unrefunded Balance, Public Higher Education Financing Program, Rev., 5.00%, 09/01/2017	30
35	Virginia Small Business Financing Authority, Hampton University, Rev., 5.00%, 10/01/2017	35

		280

	Hospital — 0.1%
215	Lynchburg Virginia Economic Development Authority, Hospital Centra Health, Series A, Rev., 4.00%, 01/01/2018	217
125	Virginia Small Business Financing Authority, Sentara Healthcare, Rev., 5.00%, 11/01/2017	126

		343

	Housing — 0.7%
10,000	Newport News Redevelopment & Housing Authority, Berkley Preservation Project, Rev., FHA/GNMA, 1.20%, 04/01/2019	10,000

	Industrial Development Revenue/Pollution Control Revenue — 0.0% (g)
25	Albemarle County Economic Development Authority, Albemarle County Project, Rev., 5.00%, 06/01/2018	26

	Other Revenue — 0.0% (g)
20	Virginia Public Building Authority, Series B-1, Rev., 5.00%, 08/01/2018	21
25	Virginia Resources Authority, Pooled Financing Program, Series A, Rev., 5.00%, 11/01/2017	25

		46

	Total Virginia	10,695

	Washington — 1.3%
	Certificate of Participation/Lease — 0.0% (g)
100	State of Washington, State & Local Agency Real & Personal Property, Series D, COP, 5.00%, 07/01/2018	103

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	General Obligation — 0.4%
4,415	County of King, Sewer, Series A, GO, VRDO, 0.78%, 09/07/2017 (z)	4,415
50	Skagit County, Public Hospital District No. 1, GO, 4.00%, 12/01/2017	51
25	State of Washington, Various Purpose, Series C, GO, 5.00%, 01/01/2018	25

		4,491

	Hospital — 0.6%
40	Washington Health Care Facilities Authority, Rev., 5.00%, 11/01/2017	40
	Washington Health Care Facilities Authority, Catholic Health Initiatives,
25	Series D, Rev., 5.25%, 10/01/2017	25
5,000	Rev., (Dow Jones US Mid Cap Sofware Index GICS Level 4 USD + 1.00%, 12.00% Cap), 1.79%, 09/07/2017 (aa)	4,998
3,150	Washington Health Care Facilities Authority, Providence Health & Service, Series C, Rev., VRDO, 0.81%, 09/07/2017 (z)	3,150

		8,213

	Housing — 0.3%
4,000	Washington State Housing Finance Commission, Royal Hills Apartments, Series A, Rev., 1.40%, 11/01/2019	4,010

	Industrial Development Revenue/Pollution Control Revenue — 0.0% (g)
165	Washington Economic Development Finance Authority, Seadrunar Project, Series E, Rev., VRDO, LOC: U.S. Bank NA, 1.25%, 09/07/2017 (z)	165

	Prerefunded — 0.0% (g)
25	Clark County, Camas School District No. 117, GO, AGM, 4.50%, 12/01/2017 (p)	25
15	Snohomish County School District No. 201, Snohomish, GO, 5.25%, 12/01/2018 (p)	16

		41

	Transportation — 0.0% (g)
100	State of Washington, Federal Highway Grant Anticipation, Senior 520 Corridor Program, Series C, Rev., GAN, 5.00%, 09/01/2017	100

	Utility — 0.0% (g)
15	City of Richland, Waterworks Utility, Rev., 2.00%, 11/01/2017	15

SEE NOTES TO FINANCIAL STATEMENTS.

80	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Utility — continued
100	City of Seattle, Municipal Light & Power, Series B-2, Rev., (Dow Jones US Mid Cap Sofware Index GICS Level 4 USD + 0.68%, 12.00% Cap), 1.47%, 09/07/2017 (aa)	100
130	County of Snohomish, Public Utility District No. 1, Water System, Rev., 4.00%, 12/01/2017	131

		246

	Total Washington	17,369

	Wisconsin — 0.3%
	Education — 0.1%
	Wisconsin Health & Educational Facilities Authority, Franciscan Sisters of Christian Charity Sponsored Ministries, Inc.,
175	Rev., 4.00%, 09/01/2018	180
145	Rev., 5.00%, 09/01/2019	155
155	Rev., 5.00%, 09/01/2020	170
160	Rev., 5.00%, 09/01/2021	180
750	Wisconsin Health & Educational Facilities Authority, Marshfield Clinic Health System, Inc., Series C, Rev., 5.00%, 02/15/2018 (w)	763

		1,448

	General Obligation — 0.0% (g)
25	City of New Berlin, Promissory Notes, GO, 3.50%, 12/01/2018	25
170	City of Shawano, GO, AGM, 2.00%, 04/01/2018	171
	County of Manitowoc,
105	GO, 2.00%, 11/01/2018	106
215	GO, 2.00%, 11/01/2019	219
35	Northcentral Technical College District, Promissory Notes, GO, 3.00%, 09/01/2017	35
15	Village of Pleasant Prairie, Series B, GO, 4.00%, 09/01/2017	15

		571

	Other Revenue — 0.0% (g)
20	State of Wisconsin, Series A, Rev., 5.00%, 05/01/2018 (p)	20

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Transportation — 0.2%
2,135	Wisconsin Department of Transportation, Series 1, Rev., 5.00%, 07/01/2020	2,377

	Utility — 0.0% (g)
80	Wisconsin Public Power Inc., Power Supply System, Series A, Rev., AGM, 5.00%, 07/01/2018	83

	Water & Sewer — 0.0% (g)
25	State of Wisconsin Clean Water Fund Leveraged Loan Portfolio, Series 1, Rev., 5.00%, 06/01/2018 (p)	26

	Total Wisconsin	4,525

	Wyoming — 0.0% (g)
	Utility — 0.0% (g)
	Wyoming Municipal Power Agency, Inc., Power Supply System,
175	Series A, Rev., 4.00%, 01/01/2018	177
175	Series A, Rev., 4.00%, 01/01/2019	181

	Total Wyoming	358

	Total Municipal Bonds (Cost $1,323,608)	1,324,830

SHARES
Short-Term Investment — 4.5%
	Investment Company — 4.5%
60,706	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.88% (b) (l) (Cost $60,706)	60,706

	Total Investments — 103.6% (Cost $1,384,314)	1,385,536
	Liabilities in Excess of Other Assets — (3.6)%	(47,806)

	NET ASSETS — 100.0%	$1,337,730

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN MUNICIPAL BOND FUNDS	81

JPMorgan Municipal Bond Funds

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited)

AGC	— Insured by Assured Guaranty Corp.
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
BAN	— Bond Anticipation Note
BHAC	— Insured by Berkshire Hathaway Assurance Corp.
BRRH	— Boca Raton Regional Hospital
CHESLA	— Connecticut Higher Education Supplemental Loan Authority
COLL	— Collateral
COP	— Certificate of Participation
CR	— Custodial Receipts
FGIC	— Insured by Financial Guaranty Insurance Co.
FHA	— Federal Housing Administration
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GAN	— Grant Anticipation Note
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
IBC	— Insured Bond Certificates
ICC	— Insured Custody Certificates
IDA	— Industrial Development Authority
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
MBIA	— Insured by Municipal Bond Insurance Corp.
MTA	— Metropolitan Transportation Authority
NATL	— Insured by National Public Finance Guarantee Corp.
PSF	— Permanent School Fund
Q-SBLF	— Qualified School Bond Loan Fund
RAN	— Revenue Anticipation Note
RE	— Reinsured
REMIC	— Real Estate Mortgage Investment Conduit
Rev.	— Revenue

SCAGO	— South Carolina Association of Governmental Organizations
SCSDE	— South Carolina School District Enhancement
SIFMA	— Securities Industry and Financial Markets Association
TAN	— Tax Anticipation Note
TRAN	— Tax & Revenue Anticipation Note
USD	— United States Dollar
VRDO	— Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of August 31, 2017.
XLCA	— Insured by XL Capital Assurance

(b)	— Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	— Amount rounds to less than 0.05%.
(l)	— The rate shown is the current yield as of August 31, 2017.
(p)	— Security is prerefunded or escrowed to maturity.
(t)	— The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(w)	— All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(z)

—  Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2017.

(aa)	— Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2017.
(bb)	— Security has been valued using significant unobservable inputs.

SEE NOTES TO FINANCIAL STATEMENTS.

82	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2017

THIS PAGE IS INTENTIONALLY LEFT BLANK

AUGUST 31, 2017	J.P. MORGAN MUNICIPAL BOND FUNDS	83

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2017 (Unaudited)

(Amounts in thousands, except per share amounts)

	Municipal Income Fund	Ohio Municipal Bond Fund		Short- Intermediate Municipal Bond Fund
ASSETS:
Investments in non-affiliates, at value	$270,244	$117,109		$2,399,887
Investments in affiliates, at value	11,125	1,542		101,600
Receivables:
Investment securities sold	930	15		10,054
Investment securities sold — delayed delivery securities	150	—		—
Fund shares sold	47	—	(a)	1,435
Interest from non-affiliates	2,547	1,347		20,819
Dividends from affiliates	8	1		90
Due from Administrator	5	—		—
Prepaid expenses	14	38		—

Total Assets	285,070	120,052		2,533,885

LIABILITIES:
Payables:
Due to custodian	53	—		—	(a)
Investment securities purchased	988	—		16,755
Investment securities purchased — delayed delivery securities	12,238	—		30,827
Fund shares redeemed	704	117		725
Accrued liabilities:
Investment advisory fees	24	7		312
Administration fees	—	—		38
Distribution fees	26	26		14
Service fees	49	25		128
Custodian and accounting fees	13	10		52
Trustees’ and Chief Compliance Officer’s fees	—	—		—	(a)
Audit fees	31	35		40
Other	8	7		7

Total Liabilities	14,134	227		48,898

Net Assets	$270,936	$119,825		$2,484,987

(a)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

84	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2017

	Municipal Income Fund	Ohio Municipal Bond Fund	Short- Intermediate Municipal Bond Fund
NET ASSETS:
Paid-in-Capital	$258,619	$112,822	$2,453,163
Accumulated undistributed (distributions in excess of) net investment income	(35)	(16)	(15)
Accumulated net realized gains (losses)	1,102	102	(9,171)
Net unrealized appreciation (depreciation)	11,250	6,917	41,010

Total Net Assets	$270,936	$119,825	$2,484,987

Net Assets:
Class A	$74,844	$46,767	$30,318
Class C	16,020	25,020	11,763
Class I*	180,072	48,038	2,442,906

Total	$270,936	$119,825	$2,484,987

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	7,568	4,360	2,857
Class C	1,636	2,319	1,100
Class I*	18,336	4,509	229,093

Net Asset Value (a):
Class A — Redemption price per share	$9.89	$10.73	$10.61
Class C — Offering price per share (b)	9.79	10.79	10.70
Class I* — Offering and redemption price per share	9.82	10.65	10.66
Class A maximum sales charge	3.75%	3.75%	2.25%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$10.28	$11.15	$10.85

Cost of investments in non-affiliates	$258,994	$110,192	$2,358,877
Cost of investments in affiliates	11,125	1,542	101,600

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.
*	Effective April 3, 2017, the Institutional Class of Short-Intermediate Municipal Bond Fund and the Select Class of Municipal Income Fund and Ohio Municipal Bond Fund were renamed Class I.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN MUNICIPAL BOND FUNDS	85

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands, except per share amounts)

	Tax Free Bond Fund	Ultra-Short Municipal Fund
ASSETS:
Investments in non-affiliates, at value	$307,311	$1,324,830
Investments in affiliates, at value	12,493	60,706
Cash	9	—
Deposits at broker for futures contracts	115	—
Receivables:
Investment securities sold	159	5
Investment securities sold — delayed delivery securities	435	100
Fund shares sold	266	232
Interest from non-affiliates	3,354	3,534
Dividends from affiliates	11	54
Due from adviser	—	172
Prepaid expenses	17	3

Total Assets	324,170	1,389,636

LIABILITIES:
Payables:
Investment securities purchased	—	39,781
Investment securities purchased — delayed delivery securities	578	5,830
Fund shares redeemed	518	6,033
Variation margin on futures contracts	11	—
Accrued liabilities:
Investment advisory fees	46	—
Distribution fees	48	—	(a)
Service fees	52	206
Custodian and accounting fees	12	21
Trustees’ and Chief Compliance Officer’s fees	—	—	(a)
Audit fees	31	34
Other	17	1

Total Liabilities	1,313	51,906

Net Assets	$322,857	$1,337,730

(a)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

86	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2017

	Tax Free Bond Fund	Ultra-Short Municipal Fund
NET ASSETS:
Paid-in-Capital	$303,662	$1,336,473
Accumulated undistributed (distributions in excess of) net investment income	(44)	35
Accumulated net realized gains (losses)	(1,755)	—	(a)
Net unrealized appreciation (depreciation)	20,994	1,222

Total Net Assets	$322,857	$1,337,730

Net Assets:
Class A	$138,626	$1,368
Class C	28,924	—
Class I (formerly Select Class)	155,307	1,336,362

Total	$322,857	$1,337,730

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	11,429	136
Class C	2,404	—
Class I (formerly Select Class)	12,858	133,212

Net Asset Value (b):
Class A — Redemption price per share	$12.13	$10.03
Class C — Offering price per share (c)	12.03	—
Class I (formerly Select Class) — Offering and redemption price per share	12.08	10.03
Class A maximum sales charge	3.75%	2.25%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$12.60	$10.26

Cost of investments in non-affiliates	$286,295	$1,323,608
Cost of investments in affiliates	12,493	60,706

(a)	Amount rounds to less than 500.
(b)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(c)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN MUNICIPAL BOND FUNDS	87

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED AUGUST 31, 2017 (Unaudited)

(Amounts in thousands)

	Municipal Income Fund		Ohio Municipal Bond Fund	Short- Intermediate Municipal Bond Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$3,952		$2,081	$19,278
Interest income from affiliates	—	(a)	— (a)	1
Dividend income from non-affiliates	112		—	—
Dividend income from affiliates	36		7	365

Total investment income	4,100		2,088	19,644

EXPENSES:
Investment advisory fees	407		182	2,955
Administration fees	111		50	965
Distribution fees:
Class A	94		59	38
Class C	62		98	49
Service fees:
Class A	94		59	38
Class C	21		33	16
Class I*	224		60	2,613
Select Class (b)	—		—	33
Custodian and accounting fees	37		30	119
Professional fees	40		30	51
Trustees’ and Chief Compliance Officer’s fees	13		13	16
Printing and mailing costs	18		3	33
Registration and filing fees	12		8	18
Transfer agency fees (See Note 2.F.)	4		3	11
Sub-transfer agency fees (See Note 2.F.)	3		2	26
Other	5		3	20

Total expenses	1,145		633	7,001

Less fees waived	(383)		(174)	(4,005)

Net expenses	762		459	2,996

Net investment income (loss)	3,338		1,629	16,648

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	583		(42)	(326)
Change in net unrealized appreciation/depreciation on investments in non-affiliates	4,604		1,619	30,114

Net realized/unrealized gains (losses)	5,187		1,577	29,788

Change in net assets resulting from operations	$8,525		$3,206	$46,436

(a)	Amount rounds to less than 500.
(b)	Select Class Shares of Short-Intermediate Municipal Bond Fund had no assets from the close of business on April 03, 2017.
*	Effective April 3, 2017, the Institutional Class of Short-Intermediate Municipal Bond Fund and the Select Class of Municipal Income Fund and Ohio Municipal Bond Fund were renamed Class I.

SEE NOTES TO FINANCIAL STATEMENTS.

88	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2017

	Tax Free Bond Fund	Ultra-Short Municipal Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$6,300	$3,225
Interest income from affiliates	— (a)	—	(a)
Dividend income from affiliates	44	199

Total investment income	6,344	3,424

EXPENSES:
Investment advisory fees	486	547
Administration fees	132	297
Distribution fees:
Class A	178	1
Class C	115	—
Service fees:
Class A	178	1
Class C	39	—
Class I (formerly Select Class)	188	911
Custodian and accounting fees	37	50
Professional fees	37	31
Trustees’ and Chief Compliance Officer’s fees	13	14
Printing and mailing costs	6	5
Registration and filing fees	15	194
Transfer agency fees (See Note 2.F.)	10	—	(a)
Sub-transfer agency fees (See Note 2.F.)	6	—
Offering costs	—	21
Other	6	6

Total expenses	1,446	2,078

Less fees waived	(450)	(1,021)
Less expense reimbursements	—	(186)

Net expenses	996	871

Net investment income (loss)	5,348	2,553

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	140	—	(a)
Futures	(178)	—

Net realized gain (loss)	(38)	—	(a)

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	5,338	1,182
Futures	(6)	—

Change in net unrealized appreciation/depreciation	5,332	1,182

Net realized/unrealized gains (losses)	5,294	1,182

Change in net assets resulting from operations	$10,642	$3,735

(a)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN MUNICIPAL BOND FUNDS	89

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	Municipal Income Fund		Ohio Municipal Bond Fund
	Six Months Ended August 31, 2017 (Unaudited)	Year Ended February 28, 2017	Six Months Ended August 31, 2017 (Unaudited)	Year Ended February 28, 2017
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$3,338	$7,668	$1,629	$3,434
Net realized gain (loss)	583	4,031	(42)	466
Change in net unrealized appreciation/depreciation	4,604	(12,606)	1,619	(4,710)

Change in net assets resulting from operations	8,525	(907)	3,206	(810)

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(873)	(1,923)	(638)	(1,347)
From net realized gains	—	(925)	—	(275)
Class C
From net investment income	(150)	(339)	(285)	(582)
From net realized gains	—	(217)	—	(159)
Class I (formerly Select Class)
From net investment income	(2,331)	(5,493)	(719)	(1,536)
From net realized gains	—	(2,361)	—	(280)

Total distributions to shareholders	(3,354)	(11,258)	(1,642)	(4,179)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(5,046)	(51,958)	(3,165)	(5,868)

NET ASSETS:
Change in net assets	125	(64,123)	(1,601)	(10,857)
Beginning of period	270,811	334,934	121,426	132,283

End of period	$270,936	$270,811	$119,825	$121,426

Accumulated undistributed (distributions in excess of) net investment income	$(35)	$(19)	$(16)	$(3)

SEE NOTES TO FINANCIAL STATEMENTS.

90	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2017

	Short-Intermediate Municipal Bond Fund		Tax Free Bond Fund
	Six Months Ended August 31, 2017 (Unaudited)	Year Ended February 28, 2017	Six Months Ended August 31, 2017 (Unaudited)	Year Ended February 28, 2017
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$16,648	$32,008	$5,348	$10,671
Net realized gain (loss)	(326)	1,510	(38)	3,032
Change in net unrealized appreciation/depreciation	30,114	(41,497)	5,332	(15,356)

Change in net assets resulting from operations	46,436	(7,979)	10,642	(1,653)

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(144)	(351)	(2,323)	(5,043)
From net realized gains	—	(190)	—	(3,145)
Class C
From net investment income	(29)	(69)	(415)	(838)
From net realized gains	—	(81)	—	(678)
Class I*
From net investment income	(16,301)	(30,151)	(2,645)	(4,773)
From net realized gains	—	(10,500)	—	(2,991)
Select Class (a)
From net investment income	(172)	(1,914)	—	—
From net realized gains	—	(790)	—	—

Total distributions to shareholders	(16,646)	(44,046)	(5,383)	(17,468)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	379,159	(532,349)	(4,797)	36,503

NET ASSETS:
Change in net assets	408,949	(584,374)	462	17,382
Beginning of period	2,076,038	2,660,412	322,395	305,013

End of period	$2,484,987	$2,076,038	$322,857	$322,395

Accumulated undistributed (distributions in excess of) net investment income	$(15)	$(17)	$(44)	$(9)

(a)	Select Class Shares of Short-Intermediate Municipal Bond Fund had no assets from the close of business on April 03, 2017.
*	Effective April 3, 2017, the Institutional Class of Short-Intermediate Municipal Bond Fund and the Select Class of Tax Free Bond Fund were renamed Class I.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN MUNICIPAL BOND FUNDS	91

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Ultra-Short Municipal Fund
	Six Months Ended August 31, 2017 (Unaudited)	Period Ended February 28, 2017 (a)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$2,553	$82
Net realized gain (loss)	— (b)	— (b)
Change in net unrealized appreciation/depreciation	1,182	40

Change in net assets resulting from operations	3,735	122

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(2)	(1)
Class I (formerly Select Class)
From net investment income	(2,518)	(79)

Total distributions to shareholders	(2,520)	(80)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	1,304,340	22,133

NET ASSETS:
Change in net assets	1,305,555	22,175
Beginning of period (See Note 1)	32,175	10,000

End of period	$1,337,730	$32,175

Accumulated undistributed (distributions in excess of) net investment income	$35	$2

(a)	Commencement of operations was May 31, 2016.
(b)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

92	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2017

	Municipal Income Fund		Ohio Municipal Bond Fund
	Six Months Ended August 31, 2017 (Unaudited)	Year Ended February 28, 2017	Six Months Ended August 31, 2017 (Unaudited)	Year Ended February 28, 2017
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$8,144	$23,344	$2,057	$2,462
Distributions reinvested	856	2,795	589	1,517
Cost of shares redeemed	(12,249)	(19,384)	(3,629)	(5,847)

Change in net assets resulting from Class A capital transactions	$(3,249)	$6,755	$(983)	$(1,868)

Class C
Proceeds from shares issued	$1,455	$6,745	$407	$4,603
Distributions reinvested	132	497	278	712
Cost of shares redeemed	(3,020)	(5,290)	(2,943)	(3,828)

Change in net assets resulting from Class C capital transactions	$(1,433)	$1,952	$(2,258)	$1,487

Class I (formerly Select Class)
Proceeds from shares issued	$30,049	$48,297	$3,754	$6,807
Distributions reinvested	365	1,190	588	1,412
Cost of shares redeemed	(30,778)	(110,152)	(4,266)	(13,706)

Change in net assets resulting from Class I capital transactions	$(364)	$(60,665)	$76	$(5,487)

Total change in net assets resulting from capital transactions	$(5,046)	$(51,958)	$(3,165)	$(5,868)

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN MUNICIPAL BOND FUNDS	93

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Municipal Income Fund		Ohio Municipal Bond Fund
	Six Months Ended August 31, 2017 (Unaudited)	Year Ended February 28, 2017	Six Months Ended August 31, 2017 (Unaudited)	Year Ended February 28, 2017
SHARE TRANSACTIONS:
Class A
Issued	829	2,330	193	225
Reinvested	87	284	55	140
Redeemed	(1,254)	(1,950)	(341)	(537)

Change in Class A Shares	(338)	664	(93)	(172)

Class C
Issued	150	678	37	417
Reinvested	14	51	26	66
Redeemed	(312)	(539)	(274)	(353)

Change in Class C Shares	(148)	190	(211)	130

Class I (formerly Select Class)
Issued	3,095	4,864	356	630
Reinvested	38	121	55	132
Redeemed	(3,170)	(11,124)	(403)	(1,273)

Change in Class I Shares	(37)	(6,139)	8	(511)

SEE NOTES TO FINANCIAL STATEMENTS.

94	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2017

	Short-Intermediate Municipal Bond Fund		Tax Free Bond Fund
	Six Months Ended August 31, 2017 (Unaudited)	Year Ended February 28, 2017	Six Months Ended August 31, 2017 (Unaudited)	Year Ended February 28, 2017
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$2,362	$11,600	$8,897	$45,224
Distributions reinvested	142	530	2,229	7,911
Cost of shares redeemed	(3,095)	(19,048)	(23,766)	(47,813)

Change in net assets resulting from Class A capital transactions	$(591)	$(6,918)	$(12,640)	$5,322

Class C
Proceeds from shares issued	$167	$2,753	$1,907	$16,584
Distributions reinvested	27	134	409	1,490
Cost of shares redeemed	(2,608)	(6,226)	(5,931)	(10,720)

Change in net assets resulting from Class C capital transactions	$(2,414)	$(3,339)	$(3,615)	$7,354

Class I*
Proceeds from shares issued	$811,280	$647,799	$28,903	$72,909
Distributions reinvested	3,381	10,099	1,555	4,095
Cost of shares redeemed	(288,171)	(1,176,872)	(19,000)	(53,177)

Change in net assets resulting from Class I capital transactions	$526,490	$(518,974)	$11,458	$23,827

Select Class (a)
Proceeds from shares issued	$1,645	$39,141	$—	$—
Distributions reinvested	28	415	—	—
Cost of shares redeemed	(145,999)	(42,674)	—	—

Change in net assets resulting from Select Class capital transactions	$(144,326)	$(3,118)	$—	$—

Total change in net assets resulting from capital transactions	$379,159	$(532,349)	$(4,797)	$36,503

(a)	Select Class Shares of Short-Intermediate Municipal Bond Fund had no assets from the close of business on April 03, 2017.
*	Effective April 3, 2017, the Institutional Class of Short-Intermediate Municipal Bond Fund and the Select Class of Tax Free Bond Fund were renamed Class I.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN MUNICIPAL BOND FUNDS	95

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Short-Intermediate Municipal Bond Fund		Tax Free Bond Fund
	Six Months Ended August 31, 2017 (Unaudited)	Year Ended February 28, 2017	Six Months Ended August 31, 2017 (Unaudited)	Year Ended February 28, 2017
SHARE TRANSACTIONS:
Class A
Issued	224	1,086	740	3,575
Reinvested	13	50	185	647
Redeemed	(294)	(1,802)	(1,983)	(3,839)

Change in Class A Shares	(57)	(666)	(1,058)	383

Class C
Issued	16	256	160	1,317
Reinvested	2	13	34	124
Redeemed	(245)	(583)	(498)	(873)

Change in Class C Shares	(227)	(314)	(304)	568

Class I*
Issued	76,766	60,721	2,422	5,838
Reinvested	319	952	130	337
Redeemed	(27,221)	(110,395)	(1,590)	(4,344)

Change in Class I Shares	49,864	(48,722)	962	1,831

Select Class (a)
Issued	152	3,664	—	—
Reinvested	3	39	—	—
Redeemed	(13,893)	(4,018)	—	—

Change in Select Class Shares	(13,738)	(315)	—	—

(a)	Select Class Shares of Short-Intermediate Municipal Bond Fund had no assets from the close of business on April 03, 2017.
*	Effective April 3, 2017, the Institutional Class of Short-Intermediate Municipal Bond Fund and the Select Class of Tax Free Bond Fund were renamed Class I.

SEE NOTES TO FINANCIAL STATEMENTS.

96	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2017

	Ultra-Short Municipal Fund
	Six Months Ended August 31, 2017 (Unaudited)	Period Ended February 28, 2017 (a)
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$1,368	$599
Distributions reinvested	2	— (b)
Cost of shares redeemed	(524)	(100)

Change in net assets resulting from Class A capital transactions	$846	$499

Class I (formerly Select Class)
Proceeds from shares issued	$1,624,389	$21,948
Distributions reinvested	29	46
Cost of shares redeemed	(320,924)	(360)

Change in net assets resulting from Class I capital transactions	$1,303,494	$21,634

Total change in net assets resulting from capital transactions	$1,304,340	$22,133

SHARE TRANSACTIONS:
Class A
Issued	136	60
Reinvested	— (b)	— (b)
Redeemed	(52)	(10)

Change in Class A Shares	84	50

Class I (formerly Select Class)
Issued	162,054	2,193
Reinvested	3	5
Redeemed	(32,005)	(36)

Change in Class I Shares	130,052	2,162

(a)	Commencement of operations was May 31, 2016.
(b)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN MUNICIPAL BOND FUNDS	97

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Municipal Income Fund
Class A
Six Months Ended August 31, 2017 (Unaudited)	$9.70	$0.11	$0.19	$0.30	$(0.11)	$—	$(0.11)
Year Ended February 28, 2017	10.10	0.24	(0.28)	(0.04)	(0.24)	(0.12)	(0.36)
Year Ended February 29, 2016	10.11	0.25	0.08	0.33	(0.26)	(0.08)	(0.34)
Year Ended February 28, 2015	9.98	0.27	0.18	0.45	(0.27)	(0.05)	(0.32)
Year Ended February 28, 2014	10.41	0.28	(0.28)	— (f)	(0.29)	(0.14)	(0.43)
Year Ended February 28, 2013	10.35	0.29	0.05	0.34	(0.28)	—	(0.28)

Class C
Six Months Ended August 31, 2017 (Unaudited)	9.61	0.09	0.18	0.27	(0.09)	—	(0.09)
Year Ended February 28, 2017	10.00	0.18	(0.26)	(0.08)	(0.19)	(0.12)	(0.31)
Year Ended February 29, 2016	10.02	0.19	0.07	0.26	(0.20)	(0.08)	(0.28)
Year Ended February 28, 2015	9.90	0.21	0.17	0.38	(0.21)	(0.05)	(0.26)
Year Ended February 28, 2014	10.33	0.22	(0.28)	(0.06)	(0.23)	(0.14)	(0.37)
Year Ended February 28, 2013	10.27	0.23	0.06	0.29	(0.23)	—	(0.23)

Class I (formerly Select Class)
Six Months Ended August 31, 2017 (Unaudited)	9.63	0.13	0.19	0.32	(0.13)	—	(0.13)
Year Ended February 28, 2017	10.03	0.26	(0.27)	(0.01)	(0.27)	(0.12)	(0.39)
Year Ended February 29, 2016	10.04	0.28	0.07	0.35	(0.28)	(0.08)	(0.36)
Year Ended February 28, 2015	9.92	0.29	0.17	0.46	(0.29)	(0.05)	(0.34)
Year Ended February 28, 2014	10.35	0.30	(0.27)	0.03	(0.32)	(0.14)	(0.46)
Year Ended February 28, 2013	10.29	0.31	0.06	0.37	(0.31)	—	(0.31)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Amount rounds to less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

98	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2017

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (including imputed interest) (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits (including imputed interest)	Portfolio turnover rate (c)

$9.89	3.16%	$74,844	0.69%	2.33%	0.98%	15%
9.70	(0.40)	76,684	0.77	2.39	1.00	15
10.10	3.26	73,120	0.82	2.52	0.97	22
10.11	4.47	68,003	0.86	2.65	0.97	9
9.98	0.13	64,327	0.87	2.78	0.94	3
10.41	3.35	86,839	0.86	2.76	0.92	13

9.79	2.80	16,020	1.24	1.78	1.49	15
9.61	(0.87)	17,137	1.34	1.83	1.50	15
10.00	2.61	15,950	1.39	1.95	1.48	22
10.02	3.81	14,462	1.44	2.07	1.47	9
9.90	(0.45)	15,425	1.44	2.20	1.44	3
10.33	2.80	26,248	1.42	2.21	1.42	13

9.82	3.31	180,072	0.44	2.58	0.73	15
9.63	(0.16)	176,990	0.53	2.64	0.72	15
10.03	3.56	245,864	0.57	2.77	0.70	22
10.04	4.66	255,153	0.61	2.91	0.71	9
9.92	0.38	279,537	0.62	3.02	0.69	3
10.35	3.61	483,257	0.62	3.01	0.67	13

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN MUNICIPAL BOND FUNDS	99

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Ohio Municipal Bond Fund
Class A
Six Months Ended August 31, 2017 (Unaudited)	$10.59	$0.14	$0.15	$0.29	$(0.15)	$—	$(0.15)
Year Ended February 28, 2017	11.01	0.29	(0.35)	(0.06)	(0.30)	(0.06)	(0.36)
Year Ended February 29, 2016	11.14	0.31	(0.02)	0.29	(0.32)	(0.10)	(0.42)
Year Ended February 28, 2015	11.17	0.32	0.06	0.38	(0.33)	(0.08)	(0.41)
Year Ended February 28, 2014	11.51	0.32	(0.34)	(0.02)	(0.32)	— (f)	(0.32)
Year Ended February 28, 2013	11.50	0.32	0.01	0.33	(0.31)	(0.01)	(0.32)

Class C
Six Months Ended August 31, 2017 (Unaudited)	10.65	0.12	0.14	0.26	(0.12)	—	(0.12)
Year Ended February 28, 2017	11.07	0.23	(0.36)	(0.13)	(0.23)	(0.06)	(0.29)
Year Ended February 29, 2016	11.19	0.25	(0.02)	0.23	(0.25)	(0.10)	(0.35)
Year Ended February 28, 2015	11.22	0.26	0.05	0.31	(0.26)	(0.08)	(0.34)
Year Ended February 28, 2014	11.56	0.25	(0.33)	(0.08)	(0.26)	— (f)	(0.26)
Year Ended February 28, 2013	11.55	0.25	0.01	0.26	(0.24)	(0.01)	(0.25)

Class I (formerly Select Class)
Six Months Ended August 31, 2017 (Unaudited)	10.52	0.16	0.13	0.29	(0.16)	—	(0.16)
Year Ended February 28, 2017	10.94	0.32	(0.36)	(0.04)	(0.32)	(0.06)	(0.38)
Year Ended February 29, 2016	11.07	0.34	(0.02)	0.32	(0.35)	(0.10)	(0.45)
Year Ended February 28, 2015	11.10	0.35	0.06	0.41	(0.36)	(0.08)	(0.44)
Year Ended February 28, 2014	11.44	0.35	(0.34)	0.01	(0.35)	— (f)	(0.35)
Year Ended February 28, 2013	11.43	0.35	0.01	0.36	(0.34)	(0.01)	(0.35)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Amount rounds to less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

100	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2017

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$10.73	2.71%	$46,767	0.75%	2.69%	1.03%	5%
10.59	(0.59)	47,146	0.84	2.68	1.06	7
11.01	2.72	50,915	0.88	2.83	0.98	8
11.14	3.47	51,856	0.88	2.89	1.07	3
11.17	(0.08)	61,153	0.88	2.85	0.99	3
11.51	2.86	90,786	0.87	2.77	0.97	6

10.79	2.44	25,020	1.25	2.19	1.53	5
10.65	(1.19)	26,938	1.43	2.08	1.57	7
11.07	2.14	26,556	1.49	2.22	1.49	8
11.19	2.81	27,267	1.50	2.27	1.57	3
11.22	(0.70)	29,872	1.48	2.24	1.48	3
11.56	2.27	55,414	1.46	2.18	1.47	6

10.65	2.77	48,038	0.50	2.94	0.78	5
10.52	(0.36)	47,342	0.59	2.92	0.81	7
10.94	2.99	54,812	0.63	3.08	0.74	8
11.07	3.75	70,270	0.63	3.15	0.82	3
11.10	0.17	90,114	0.63	3.11	0.74	3
11.44	3.12	103,644	0.62	3.02	0.72	6

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN MUNICIPAL BOND FUNDS	101

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Short-Intermediate Municipal Bond Fund
Class A
Six Months Ended August 31, 2017 (Unaudited)	$10.48	$0.05	$0.13	$0.18	$(0.05)	$—	$(0.05)
Year Ended February 28, 2017	10.71	0.10	(0.17)	(0.07)	(0.10)	(0.06)	(0.16)
Year Ended February 29, 2016	10.62	0.08	0.09	0.17	(0.08)	—	(0.08)
Year Ended February 28, 2015	10.61	0.06	0.01	0.07	(0.06)	—	(0.06)
Year Ended February 28, 2014	10.63	0.07	(0.03)	0.04	(0.06)	—	(0.06)
Year Ended February 28, 2013	10.65	0.08	(0.02)	0.06	(0.08)	—	(0.08)

Class C
Six Months Ended August 31, 2017 (Unaudited)	10.56	0.03	0.13	0.16	(0.02)	—	(0.02)
Year Ended February 28, 2017	10.80	0.04	(0.17)	(0.13)	(0.05)	(0.06)	(0.11)
Year Ended February 29, 2016	10.70	0.02	0.10	0.12	(0.02)	—	(0.02)
Year Ended February 28, 2015	10.69	0.01	— (f)	0.01	— (f)	—	— (f)
Year Ended February 28, 2014	10.71	0.01	(0.02)	(0.01)	(0.01)	—	(0.01)
Year Ended February 28, 2013	10.74	0.03	(0.03)	— (f)	(0.03)	—	(0.03)

Class I (formerly Institutional Class)
Six Months Ended August 31, 2017 (Unaudited)	10.53	0.08	0.13	0.21	(0.08)	—	(0.08)
Year Ended February 28, 2017	10.76	0.15	(0.17)	(0.02)	(0.15)	(0.06)	(0.21)
Year Ended February 29, 2016	10.67	0.13	0.09	0.22	(0.13)	—	(0.13)
Year Ended February 28, 2015	10.66	0.11	0.01	0.12	(0.11)	—	(0.11)
Year Ended February 28, 2014	10.68	0.12	(0.03)	0.09	(0.11)	—	(0.11)
Year Ended February 28, 2013	10.71	0.14	(0.04)	0.10	(0.13)	—	(0.13)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Amount rounds to less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

102	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2017

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$10.61	1.73%	$30,318	0.69%	0.97%	0.86%	21%
10.48	(0.69)	30,535	0.73	0.91	0.88	31
10.71	1.58	38,345	0.75	0.71	0.87	39
10.62	0.64	40,468	0.74	0.55	0.87	53
10.61	0.38	41,685	0.74	0.63	0.87	39
10.63	0.56	73,578	0.74	0.77	0.86	33

10.70	1.55	11,763	1.19	0.47	1.37	21
10.56	(1.27)	14,013	1.23	0.41	1.40	31
10.80	1.14	17,709	1.25	0.21	1.40	39
10.70	0.13	18,082	1.24	0.05	1.38	53
10.69	(0.10)	21,918	1.24	0.13	1.37	39
10.71	(0.05)	35,324	1.24	0.28	1.36	33

10.66	1.96	2,442,906	0.24	1.42	0.58	21
10.53	(0.20)	1,887,149	0.25	1.40	0.48	31
10.76	2.09	2,453,419	0.25	1.21	0.47	39
10.67	1.13	2,857,462	0.24	1.05	0.47	53
10.66	0.88	2,175,023	0.23	1.10	0.49	39
10.68	0.95	272,548	0.24	1.27	0.46	33

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN MUNICIPAL BOND FUNDS	103

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Tax Free Bond Fund
Class A
Six Months Ended August 31, 2017 (Unaudited)	$11.93	$0.20	$0.20	$0.40	$(0.20)	$—	$(0.20)
Year Ended February 28, 2017	12.57	0.40	(0.40)	— (f)	(0.39)	(0.25)	(0.64)
Year Ended February 29, 2016	12.70	0.45	(0.01)	0.44	(0.47)	(0.10)	(0.57)
Year Ended February 28, 2015	12.41	0.44	0.39	0.83	(0.44)	(0.10)	(0.54)
Year Ended February 28, 2014	12.88	0.46	(0.44)	0.02	(0.48)	(0.01)	(0.49)
Year Ended February 28, 2013	12.77	0.47	0.09	0.56	(0.45)	—	(0.45)

Class C
Six Months Ended August 31, 2017 (Unaudited)	11.84	0.16	0.19	0.35	(0.16)	—	(0.16)
Year Ended February 28, 2017	12.48	0.31	(0.39)	(0.08)	(0.31)	(0.25)	(0.56)
Year Ended February 29, 2016	12.60	0.37	(0.01)	0.36	(0.38)	(0.10)	(0.48)
Year Ended February 28, 2015	12.33	0.35	0.38	0.73	(0.36)	(0.10)	(0.46)
Year Ended February 28, 2014	12.80	0.37	(0.44)	(0.07)	(0.39)	(0.01)	(0.40)
Year Ended February 28, 2013	12.69	0.38	0.10	0.48	(0.37)	—	(0.37)

Class I (formerly Select Class)
Six Months Ended August 31, 2017 (Unaudited)	11.88	0.21	0.20	0.41	(0.21)	—	(0.21)
Year Ended February 28, 2017	12.53	0.42	(0.40)	0.02	(0.42)	(0.25)	(0.67)
Year Ended February 29, 2016	12.65	0.47	— (f)	0.47	(0.49)	(0.10)	(0.59)
Year Ended February 28, 2015	12.37	0.46	0.38	0.84	(0.46)	(0.10)	(0.56)
Year Ended February 28, 2014	12.84	0.48	(0.44)	0.04	(0.50)	(0.01)	(0.51)
Year Ended February 28, 2013	12.73	0.49	0.09	0.58	(0.47)	—	(0.47)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Amount rounds to less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

104	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2017

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$12.13	3.36%	$138,626	0.66%	3.26%	0.97%	21%
11.93	(0.03)	148,987	0.66	3.16	1.00	73
12.57	3.53	152,207	0.67	3.62	0.97	94
12.70	6.83	166,359	0.74	3.49	0.98	90
12.41	0.31	129,124	0.74	3.72	0.99	62
12.88	4.45	198,873	0.74	3.67	0.94	43

12.03	3.00	28,924	1.24	2.68	1.46	21
11.84	(0.66)	32,052	1.31	2.50	1.50	73
12.48	2.92	26,715	1.36	2.93	1.47	94
12.60	5.99	27,579	1.43	2.81	1.48	90
12.33	(0.40)	25,057	1.43	3.00	1.48	62
12.80	3.80	57,237	1.43	2.98	1.44	43

12.08	3.49	155,307	0.44	3.48	0.71	21
11.88	0.09	141,356	0.47	3.34	0.74	73
12.53	3.82	126,091	0.50	3.79	0.71	94
12.65	6.95	149,102	0.57	3.67	0.72	90
12.37	0.49	129,602	0.57	3.89	0.74	62
12.84	4.63	200,023	0.57	3.85	0.69	43

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN MUNICIPAL BOND FUNDS	105

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments		Total from investment operations	Net investment income
Ultra-Short Municipal Fund
Class A
Six Months Ended August 31, 2017 (Unaudited)	$10.02	$0.03	$0.01		$0.04	$(0.03)
May 31, 2016 (g) through February 28, 2017	10.00	0.06	(0.01)		0.05	(0.03)

Class I (formerly Select Class)
Six Months Ended August 31, 2017 (Unaudited)	10.02	0.04	0.01		0.05	(0.04)
May 31, 2016 (g) through February 28, 2017	10.00	0.06	—	(h)	0.06	(0.04)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Certain non-recurring expenses incurred by the Fund were not annualized for the six months ended August 31, 2017 and for the period ended February 28, 2017.
(g)	Commencement of operations.
(h)	Amount rounds to less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

106	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2017

	Ratios/Supplemental data
			Ratios/Supplemental data (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)(f)	Net investment income (loss) (f)	Expenses without waivers, reimbursements and earnings credits (f)	Portfolio turnover rate (c)

$10.03	0.35%	$1,368	0.44%	0.53%	0.87%	43%
10.02	0.52	519	0.44	0.81	2.56	80

10.03	0.46	1,336,362	0.24	0.70	0.57	43
10.02	0.65	31,656	0.27	0.74	2.00	80

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN MUNICIPAL BOND FUNDS	107

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2017 (Unaudited)

1. Organization

JPMorgan Trust II (“JPM II”) and JPMorgan Trust IV (“JPM IV”) (the “Trusts”) were formed on November 12, 2004 and November 12, 2015, respectively, as Delaware statutory trusts, pursuant to a Declarations of Trust dated November 5, 2004 and November 12, 2015, respectively, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.

The following are 5 separate funds of the Trusts (collectively, the “Funds”) covered by this report:

	Classes Offered	Trust	Diversified/Non-Diversified
Municipal Income Fund	Class A, Class C, Class I* and Class R6**	JPM II	Diversified
Ohio Municipal Bond Fund	Class A, Class C and Class I*	JPM II	Diversified
Short-Intermediate Municipal Bond Fund	Class A, Class C, Class I*** and Select Class***	JPM II	Diversified
Tax Free Bond Fund	Class A, Class C and Class I*	JPM II	Diversified
Ultra-Short Municipal Fund****	Class A and Class I*	JPM IV	Diversified

*	Effective April 3, 2017, Select Class was renamed Class I.
**	Class R6 is expected to commence operations on November 1, 2017 for the Municipal Income Fund.
***	On April 3, 2017, Select Class Shares of the Short-Intermediate Municipal Bond Fund were converted into Institutional Class Shares of the Fund and the Institutional Class Shares were then renamed Class I Shares. Additionally, on April 3, 2017, Select Class Shares were no longer offered.
****	The Ultra-Short Municipal Fund commenced investment operations on May 31, 2016. Prior to May 31, 2016, the Fund had no significant operations other than matters relating to the organization and registration of JPM IV and the issuance of 2,000 shares of Class A Shares and 998,000 shares of Class I Shares to J.P. Morgan Investment Management Inc., an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”).

At it’s meeting on August 16, 2017, the Board of the Ohio Municipal Bond Fund approved the liquidation of the Ohio Municipal Bond Fund, which is expected to occur on or about December 8, 2017. Effective August 24, 2017, the Fund no longer accepted purchase orders from new investors.

The investment objective of Municipal Income Fund is to seek current income exempt from federal income taxes.

The investment objective of Ohio Municipal Bond Fund is to seek current income exempt from federal income tax and Ohio personal income tax, consistent with the preservation of principal.

The investment objective of Short-Intermediate Municipal Bond Fund, Tax Free Bond Fund and Ultra-Short Municipal Fund is to seek as high a level of current income exempt from federal income tax as is consistent with relative stability of principal.

Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge (“CDSC”) (except for Class C Shares of Short-Intermediate Municipal Bond Fund purchased before September 3, 2013). Effective September 3, 2013, purchases of Class C Shares of the Short-Intermediate Municipal Bond Fund were subject to a CDSC on the original cost of shares. No sales charges are assessed with respect to Class I Shares. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds’ prospectuses. Beginning on November 14, 2017, Class C Shares will automatically convert to Class A Shares after ten years. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, sub-transfer agency (through April 2, 2017), distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. Effective April 3, 2017 sub-transfer agency and shareholder servicing fees were consolidated into a single service fee.

J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan, acts as Adviser (the “Adviser”) and Administrator (the “Administrator”) to the Funds.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — The valuation of investments is in accordance with GAAP and the Funds’ valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

The Administrator has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Funds’ investments. The Administrator implements the valuation policies of the Funds’ investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

108	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2017

A market-based approach is primarily used to value the Funds’ investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Futures are generally valued on the basis of available market quotations.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset value per share (‘NAV’) as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input by municipal sector as presented on the Schedules of Portfolio Investments (“SOIs”) (amounts in thousands):

Municipal Income Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Municipal Bonds
Alabama
Utility	$—	$2,391	$—	$2,391
Alaska
Housing	—	1,046	—	1,046
Arizona
Water & Sewer	—	5,800	—	5,800
California
General Obligation	—	951	—	951
Hospital	—	493	—	493
Other Revenue	—	784	—	784

Total California	—	2,228	—	2,228

AUGUST 31, 2017	J.P. MORGAN MUNICIPAL BOND FUNDS	109

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

Municipal Income Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Colorado
Certificate of Participation/Lease	$—	$714	$—	$714
Education	—	1,035	—	1,035
General Obligation	—	1,138	—	1,138
Hospital	—	8,483	—	8,483
Housing	—	191	—	191

Total Colorado	—	11,561	—	11,561

Connecticut
Education	—	4,221	—	4,221
Housing	—	7,539	—	7,539

Total Connecticut	—	11,760	—	11,760

Delaware
Housing	—	548	—	548
District of Columbia
Transportation	—	1,238	—	1,238
Water & Sewer	—	3,463	—	3,463

Total District of Columbia	—	4,701	—	4,701

Florida
Certificate of Participation/Lease	—	10,823	—	10,823
Hospital	—	1,244	—	1,244
Housing	—	1,626	—	1,626
Industrial Development Revenue/Pollution Control Revenue	—	1,466	—	1,466
Other Revenue	—	2,364	—	2,364
Prerefunded	—	2,192	—	2,192
Transportation	—	1,726	—	1,726
Utility	—	7,048	—	7,048

Total Florida	—	28,489	—	28,489

Georgia
Hospital	—	1,035	—	1,035
Housing	—	2,720	—	2,720

Total Georgia	—	3,755	—	3,755

Illinois
Hospital	—	416	—	416
Housing	—	1,667	—	1,667

Total Illinois	—	2,083	—	2,083

Indiana
Hospital	—	1,934	—	1,934
Housing	—	547	—	547
Industrial Development Revenue/Pollution Control Revenue	—	2,257	—	2,257
Water & Sewer	—	1,437	—	1,437

Total Indiana	—	6,175	—	6,175

Iowa
Education	—	1,168	—	1,168
Housing	—	2,939	—	2,939

Total Iowa	—	4,107	—	4,107

110	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2017

Municipal Income Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Kentucky
Education	$—	$557	$—	$557
Industrial Development Revenue/Pollution Control Revenue	—	497	—	497

Total Kentucky	—	1,054	—	1,054

Louisiana
Housing	—	562	—	562
Other Revenue	—	470	—	470

Total Louisiana	—	1,032	—	1,032

Maine
Housing	—	1,639	—	1,639
Maryland
Housing	—	1,638	—	1,638
Massachusetts
Education	—	2,216	—	2,216
General Obligation	—	2,911	—	2,911
Housing	—	887	—	887
Water & Sewer	—	19,160	—	19,160

Total Massachusetts	—	25,174	—	25,174

Michigan
Education	—	687	—	687
Housing	—	1,333	—	1,333
Industrial Development Revenue/Pollution Control Revenue	—	2,096	—	2,096

Total Michigan	—	4,116	—	4,116

Minnesota
General Obligation	—	40	—	40
Housing	—	7,203	—	7,203

Total Minnesota	—	7,243	—	7,243

Mississippi
Housing	—	1,221	—	1,221
Missouri
Housing	—	2,218	—	2,218
New Hampshire
Education	—	5,547	—	5,547
Housing	—	233	—	233

Total New Hampshire	—	5,780	—	5,780

New Jersey
Education	—	2,833	—	2,833
General Obligation	—	1,537	—	1,537
Hospital	—	2,126	—	2,126
Industrial Development Revenue/Pollution Control Revenue	—	501	—	501
Transportation	—	2,255	—	2,255

Total New Jersey	—	9,252	—	9,252

AUGUST 31, 2017	J.P. MORGAN MUNICIPAL BOND FUNDS	111

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

Municipal Income Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
New York
Housing	$—	$3,901	$—	$3,901
Other Revenue	—	7,227	—	7,227
Prerefunded	—	2,047	—	2,047
Special Tax	—	80	—	80
Transportation	—	8,340	—	8,340
Water & Sewer	—	7,335	—	7,335

Total New York	—	28,930	—	28,930

North Carolina
Other Revenue	—	1,230	—	1,230
Prerefunded	—	1,477	—	1,477
Water & Sewer	—	3,593	—	3,593

Total North Carolina	—	6,300	—	6,300

North Dakota
Housing	—	5,585	—	5,585
Utility	—	2,134	—	2,134

Total North Dakota	—	7,719	—	7,719

Ohio
General Obligation	—	1,877	—	1,877
Housing	—	1,606	—	1,606
Industrial Development Revenue/Pollution Control Revenue	—	1,969	—	1,969
Utility	—	76	—	76

Total Ohio	—	5,528	—	5,528

Oklahoma
Housing	—	859	—	859
Other Revenue	—	—	33	33

Total Oklahoma	—	859	33	892

Oregon
Housing	—	1,148	—	1,148
Pennsylvania
Housing	—	2,616	—	2,616
Industrial Development Revenue/Pollution Control Revenue	—	6,131	—	6,131
Other Revenue	—	2,122	—	2,122
Transportation	—	662	—	662

Total Pennsylvania	—	11,531	—	11,531

Rhode Island
Education	—	1,073	—	1,073
Housing	—	2,007	—	2,007
Transportation	—	2,958	—	2,958

Total Rhode Island	—	6,038	—	6,038

South Carolina
Housing	—	1,695	—	1,695
South Dakota
Housing	—	2,418	—	2,418
Tennessee
Housing	—	2,693	—	2,693
Utility	—	2,249	—	2,249
Water & Sewer	—	2,276	—	2,276

Total Tennessee	—	7,218	—	7,218

112	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2017

Municipal Income Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Texas
General Obligation	$—	$4,436	$—	$4,436
Housing	—	1,642	—	1,642
Industrial Development Revenue/Pollution Control Revenue	—	919	—	919
Prerefunded	—	2,181	—	2,181
Transportation	—	4,455	—	4,455
Water & Sewer	—	845	—	845

Total Texas	—	14,478	—	14,478

Utah
Housing	—	5,815	—	5,815
Other Revenue	—	1,252	—	1,252

Total Utah	—	7,067	—	7,067

Vermont
Education	—	5,268	—	5,268
Housing	—	3,135	—	3,135

Total Vermont	—	8,403	—	8,403

Washington
General Obligation	—	2,361	—	2,361
Hospital	—	1,339	—	1,339
Housing	—	3,550	—	3,550

Total Washington	—	7,250	—	7,250

West Virginia
Industrial Development Revenue/Pollution Control Revenue	—	3,128	—	3,128
Wisconsin
Education	—	5,490	—	5,490

Total Municipal Bonds	—	270,211	33	270,244

Short-Term Investment Investment Company	11,125	—	—	11,125

Total Investments in Securities	$11,125	$270,211	$33	$281,369

Ohio Municipal Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,542	$117,109	$—	$118,651

Short-Intermediate Municipal Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$101,600	$2,399,887	$—	$2,501,487

Tax Free Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$12,493	$307,311	$—	$319,804

Depreciation in Other Financial Instruments
Futures Contracts	$(22)	$—	$—	$(22)

AUGUST 31, 2017	J.P. MORGAN MUNICIPAL BOND FUNDS	113

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

Ultra-Short Municipal Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$60,706	$1,324,830	$—	$1,385,536

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOIs. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOIs for industry specifics of portfolio holdings.

There were no transfers among any levels during the six months ended August 31, 2017.

B. When Issued, Delayed Delivery Securities and Forward Commitments — Municipal Income Fund, Ohio Municipal Bond Fund and Ultra-Short Municipal Fund purchased when issued securities, including To Be Announced (“TBA”) securities, and entered into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date, or purchased delayed delivery securities which generally settle seven days after the trade date. When issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of securities on a when issued, delayed delivery, or forward commitment basis involves the risk that the value of the security to be purchased declines before settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when issued, delayed delivery, or forward commitment basis is not accrued until settlement date.

The Funds had when issued securities, forward commitments or delayed delivery securities outstanding as of August 31, 2017, which are shown as a Receivable for Investment securities sold — delayed delivery securities and Payable for Investment securities purchased — delayed delivery securities, respectively, on the Statements of Assets and Liabilities. The values of these securities held at August 31, 2017 are detailed on the SOIs.

The Funds did not have TBA purchase commitments outstanding as of August 31, 2017.

C. Futures Contracts — Tax Free Bond Fund used treasury and interest rate futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOI and cash deposited is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.

The use of futures contracts exposes the Fund to interest rate risk. The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The table below discloses the volume of the Fund’s futures contracts activity during the six months ended August 31, 2017 (amounts in thousands):

Tax Free Bond Fund
Futures Contracts:
Average Notional Balance Short	$7,664
Ending Notional Balance Short	7,366

(a)	For the period March 1, 2016 through August 31, 2017.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

114	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2017

D. Offering and Organizational Costs — Total offering costs of approximately $84,000 incurred in connection with the offering of shares of the Ultra-Short Municipal Fund were amortized on a straight line basis over 12 months from the date the Fund commenced operations. Costs incurred in connection with the organization of the Portfolio, if any, were recorded as an expense at the time the Fund commenced operations and are included as part of Professional fees. For the six months ended August 31, 2017, total offering costs amortized were approximately $21.000.

E. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when a fund first learns of the dividend.

F. Allocation of Income and Expenses — Expenses directly attributable to a fund are charged directly to that fund, while the expenses attributable to more than one fund of the Trusts are allocated among the respective funds. In calculating the NAV of each class, investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

Transfer agency fees are class-specific expenses, and sub-transfer agency fees were class-specific expenses up through April 2, 2017. Effective April 3, 2017, the Funds ceased making direct payments to financial intermediaries for any applicable sub-transfer agency services. Payments to financial intermediaries for sub-transfer agency services are made by JPMorgan Distribution Services, Inc. from the Shareholder Servicing Fee, which has been renamed as the Service Fee. The amount of transfer agency fees and sub-transfer agency fees charged to each class of the Funds for the six months ended August 31, 2017 are as follows (amounts in thousands):

	Class A		Class C		Class I*		Select Class		Total
Municipal Income Fund
Transfer agency fees	$1		$1		$2		n/a		$4
Sub-transfer agency fees	1		1		1		n/a		3

Ohio Municipal Bond Fund
Transfer agency fees	1		1		1		n/a		3
Sub-transfer agency fees	1		—	(a)	1		n/a		2

Short-Intermediate Municipal Bond Fund
Transfer agency fees	1		—	(a)	10		$—	(a)	11
Sub-transfer agency fees	1		1		24		—	(a)	26

Tax Free Bond Fund
Transfer agency fees	7		1		2		n/a		10
Sub-transfer agency fees	3		1		2		n/a		6

Ultra-Short Municipal Fund
Transfer agency fees	—	(a)	n/a		—	(a)	n/a		—	(a)
Sub-transfer agency fees	—		n/a		—		n/a		—

(a)	Amount rounds to less than 500.
*	Effective April 3, 2017, the Institutional Class of Short-Intermediate Municipal Bond Fund and the Select Class of Municipal Income Fund, Ohio Municipal Bond Fund, Tax Free Bond Fund and Ultra-Short Municipal Fund were renamed Class I.

G. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds’ tax positions for all open tax years and has determined that as of August 31, 2017, no liability for income tax is required in the Funds’ financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each of the Funds’ Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

H. Distributions to Shareholders — Distributions from net investment income are generally declared and paid monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

AUGUST 31, 2017	J.P. MORGAN MUNICIPAL BOND FUNDS	115

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to Investment Advisory Agreements, the Adviser supervises the investments of each Fund and for such services is paid a fee. The fee is accrued daily and paid monthly based on each Fund’s respective average daily net assets. The annual rate for each Fund is as follows:

Municipal Income Fund	0.30%
Ohio Municipal Bond Fund	0.30
Short-Intermediate Municipal Bond Fund	0.25
Tax Free Bond Fund	0.30
Ultra-Short Municipal Fund	0.15

The Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.F.

B. Administration Fee — Pursuant to Administration Agreements, the Administrator provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the J.P. Morgan Funds Complex covered by the Administration Agreement (excluding certain funds of funds and money market funds) and 0.075% of the average daily net assets in excess of $25 billion of all such funds. For the six months ended August 31, 2017, the effective annualized rate was 0.08% of each Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived Administration fees as outlined in Note 3.F.

JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Funds’ sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), a wholly-owned subsidiary of JPMorgan, serves as the Trusts’ principal underwriter and promotes and arranges for the sale of each Fund’s shares.

The Board has adopted a Distribution Plan (the “Distribution Plan”) for Class A and Class C Shares of the Funds in accordance with Rule 12b-1 under the 1940 Act. Select Class Shares of Short-Intermediate Municipal Bond Fund and Class I Shares do not charge a distribution fee. The Distribution Plan provides that each Fund shall pay distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:

Class A	Class C
0.25%	0.75%

In addition, JPMDS is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the six months ended August 31, 2017, JPMDS retained the following (amounts in thousands):

	Front-End Sales Charge	CDSC
Municipal Income Fund	$4	$—
Ohio Municipal Bond Fund	2	—
Short-Intermediate Municipal Bond Fund	1	—
Tax Free Bond Fund	5	1

D. Service Fees — The Trusts, on behalf of the Funds, have entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to the shareholders. For performing these services, JPMDS receives a fee that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

	Class A	Class C	Class I*	Select Class
Municipal Income Fund	0.25%	0.25%	0.25%	n/a
Ohio Municipal Bond Fund	0.25	0.25	0.25	n/a
Short-Intermediate Municipal Bond Fund**	0.25	0.25	0.25	0.25%
Tax Free Bond Fund	0.25	0.25	0.25	n/a
Ultra-Short Municipal Fund	0.25	n/a	0.25	n/a

*	Effective April 3, 2017, the Institutional Class of Short-Intermediate Municipal Bond Fund and the Select Class of Municipal Income Fund, Ohio Municipal Bond Fund, Tax Free Bond Fund and Ultra-Short Municipal Fund were renamed Class I.
**	Prior to April 3, 2017, the service fee for Class I Shares for Short-Intermediate Municipal Bond Fund was 0.10%.

JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.

116	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2017

JPMDS waived service fees as outlined in Note 3.F.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations. Payments to the custodian may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits, if any, are presented separately on the Statements of Operations.

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.

F. Waivers and Reimbursements — The Adviser, Administrator and/or JPMDS have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation and extraordinary expenses) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

	Class A	Class C	Class I*	Select Class
Municipal Income Fund	0.70%	1.25%	0.45%	n/a
Ohio Municipal Bond Fund	0.75	1.25	0.50	n/a
Short-Intermediate Municipal Bond Fund	0.70	1.20	0.25	0.25%
Tax Free Bond Fund	0.67	1.25	0.45	n/a
Ultra-Short Municipal Fund	0.45	n/a	0.25	n/a

*	Effective April 3, 2017, the Institutional Class of Short-Intermediate Municipal Bond Fund and the Select Class of the Municipal Income Fund, Ohio Municipal Bond Fund, Tax Free Bond Fund and Ultra-Short Municipal Fund were renamed Class I.

The contractual limitations percentages in the table above are in place until at least October 31, 2018.

Prior to November 1, 2016, the contractual expense limitations for the Funds were as shown in the table below:

	Class A	Class C	Class I*	Select Class
Municipal Income Fund	0.82%	1.39%	0.57%	n/a
Ohio Municipal Bond Fund	0.88	1.53	0.63	n/a
Short-Intermediate Municipal Bond Fund	0.75	1.25	0.25	0.50%
Tax Free Bond Fund	0.67	1.36	0.50	n/a
Ultra-Short Municipal Fund	0.55	n/a	0.35	n/a

*	Effective April 3, 2017, the Institutional Class of Short-Intermediate Municipal Bond Fund and the Select Class of the Municipal Income Fund, Ohio Municipal Bond Fund, Tax Free Bond Fund and Ultra-Short Municipal Fund were renamed Class I.

For the six months ended August 31, 2017, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory Fees	Administration Fees	Service Fees	Total	Contractual Reimbursement
Municipal Income Fund	$206	$116	$53	$375	$—
Ohio Municipal Bond Fund	122	49	1	172	—
Short-Intermediate Municipal Bond Fund	1,144	762	2,008	3,914	—
Tax Free Bond Fund	211	131	95	437	—
Ultra-Short Municipal Fund	548	297	135	980	186

Additionally, the Funds may invest in one or more money market funds advised by the Adviser or its affiliates (affiliated money market funds). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the applicable Funds’ investment in such affiliated money market fund.

AUGUST 31, 2017	J.P. MORGAN MUNICIPAL BOND FUNDS	117

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

The amounts of these waivers resulting from investments in these money market funds for the six months ended August 31, 2017 were as follows (amounts in thousands):

Municipal Income Fund	$8
Ohio Municipal Bond Fund	2
Short-Intermediate Municipal Bond Fund	91
Tax Free Bond Fund	13
Ultra-Short Municipal Fund	41

G. Other — Certain officers of the Trusts are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board appointed a Chief Compliance Officer to the Funds in accordance with Federal securities regulations. Each Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.

The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the six months ended August 31, 2017, Municipal Income Fund, Short-Intermediate Municipal Bond Fund, Tax Free Bond Fund and Ultra-Short Municipal Fund purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.

The Funds may use related party broker-dealers. For the six months ended August 31, 2017, the Funds did not incur any brokerage commissions with broker-dealers affiliated with the Adviser.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments, subject to certain conditions.

4. Investment Transactions

During the six months ended August 31, 2017, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
Municipal Income Fund	$42,251	$39,553
Ohio Municipal Bond Fund	5,456	7,932
Short-Intermediate Municipal Bond Fund	854,226	475,060
Tax Free Bond Fund	64,575	64,545
Ultra-Short Municipal Fund	1,413,801	262,688

During the six months ended August 31, 2017, there were no purchases or sales of U.S. Government securities.

5. Federal Income Tax Matters

For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at August 31, 2017 were as follows (amounts in thousands):

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Municipal Income Fund	$270,119	$11,344	$94	$11,250
Ohio Municipal Bond Fund	111,734	6,941	24	6,917
Short-Intermediate Municipal Bond Fund	2,460,477	41,721	711	41,010
Tax Free Bond Fund	298,788	22,245	1,251	20,994
Ultra-Short Municipal Fund	1,384,314	1,256	34	1,222

The reclassifications for the Funds relate primarily to wash sale loss deferrals.

As of February 28, 2017, the Funds did not have net capital loss carryforwards.

118	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2017

6. Borrowings

The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPM II and may be relied upon by the Funds because the Funds and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

The Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 6, 2017.

The Funds did not utilize the Credit Facility during the six months ended August 31, 2017.

Interest expense paid as a result of borrowing from another fund or from the unsecured, uncommitted credit facility is included in Interest expense to affiliates on the Statements of Operations.

In addition, effective August 16, 2016, JPM II along with certain other trusts (“Borrowers”) entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25,000,000 in adjusted net asset value and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25,000,000 minimum adjusted net asset value or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.

Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00% plus the greater of the federal funds effective rate or one month LIBOR. The annual commitment fee to maintain the Credit Facility is 0.15% and is incurred on the unused portion of the Credit Facility and is allocated to all participating funds pro rata based on their respective net assets. Effective August 15, 2017, this agreement has been amended and restated for a term of 364 days, unless extended.

The Funds did not utilize the Credit Facility during the six months ended August 31, 2017.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

As of August 31, 2017, the Funds had affiliated omnibus accounts which each owned more than 10% of the respective Funds outstanding shares as follows:

	Number of Affiliated Omnibus Accounts	% of the Fund
Municipal Income Fund	2	70.8%
Ohio Municipal Bond Fund	1	65.2
Short-Intermediate Municipal Bond Fund	2	94.9
Tax Free Bond Fund	2	60.9
Ultra-Short Municipal Fund	1	99.1

Significant shareholder transactions by these shareholders may impact the Funds’ performance.

Due to Municipal Income Fund investments in Underlying Funds, the Fund indirectly pays a portion of the expenses incurred by the underlying funds. As a result, the cost of investing in the Fund may be higher than the cost of investing in a mutual fund that invests directly in individual securities and financial instruments. The Fund is also subject to certain risks related to the Underlying Funds’ investments in securities and financial instruments such as fixed income securities, including high yield, asset-backed and mortgage-related securities, including collateralized mortgage obligations and stripped mortgage-backed securities, equity securities, foreign and emerging markets securities, and convertible securities. These securities are subject to risks specific to their structure, sector or market.

AUGUST 31, 2017	J.P. MORGAN MUNICIPAL BOND FUNDS	119

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the Funds’ original investment. Many derivatives create leverage thereby causing the Funds to be more volatile than they would have been if they had not used derivatives. Derivatives also expose the Funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty.

The Funds are subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Funds could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The Funds invest in floating rate loans and other floating rate debt securities. Although these investments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate loans and other floating rate investments may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Many factors can cause interest rates to rise. Some examples include central bank monetary policy, rising inflation rates and general economic conditions. Given that the Federal Reserve has recently raised interest rates and may continue to do so, the Funds may face a heightened level of interest rate risk. The ability of the issuers of debt to meet their obligations may be affected by the economic and political developments in a specific industry or region.

Specific risks and concentrations present in the underlying funds are disclosed within their individual financial statements and registration statements, as appropriate.

The Funds invest primarily in a portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities. The Ohio Municipal Bond Fund primarily invests in issuers in the State of Ohio. These debt obligations may be insured by private insurers who guarantee the payment of principal and interest in the event of issuer default. The value of these investments may be impacted by changes to bond insurers’ ratings and the Fund’s ability to collect principal and interest in the event of an issuer’s default may be limited if the private insurer does not have the wherewithal to satisfy its obligation.

8. Investment Company Reporting Modernization

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and forms, and amendments to certain current rules and forms, to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The amendments to Regulation S-X were applied to the Funds’ financial statements as of August 31, 2017. The adoption had no effect on the Funds’ net assets or results of operations.

9. Subsequent Event

During the period September 1, 2017 through October 25, 2017, JPMorgan Ohio Municipal Fund had net redemptions of $35,572,389. This amount represented approximately 29.69% of the Fund’s net assets as of August 31, 2017.

120	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2017

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory, fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, March 1, 2017, and continued to hold your shares at the end of the reporting period, August 31, 2017.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value March 1, 2017	Ending Account Value August 31, 2017	Expenses Paid During the Period*	Annualized Expense Ratio
Municipal Income Fund
Class A
Actual	$1,000.00	$1,031.60	$3.53	0.69%
Hypothetical	1,000.00	1,021.73	3.52	0.69
Class C
Actual	1,000.00	1,028.00	6.34	1.24
Hypothetical	1,000.00	1,018.95	6.31	1.24
Class I (formerly Select Class)
Actual	1,000.00	1,033.10	2.25	0.44
Hypothetical	1,000.00	1,022.99	2.24	0.44

Ohio Municipal Bond Fund
Class A
Actual	1,000.00	1,027.10	3.83	0.75
Hypothetical	1,000.00	1,021.42	3.82	0.75
Class C
Actual	1,000.00	1,024.40	6.38	1.25
Hypothetical	1,000.00	1,018.90	6.36	1.25
Class I (formerly Select Class)
Actual	1,000.00	1,027.70	2.56	0.50
Hypothetical	1,000.00	1,022.68	2.55	0.50

Short-Intermediate Municipal Bond Fund
Class A
Actual	1,000.00	1,017.30	3.51	0.69
Hypothetical	1,000.00	1,021.73	3.52	0.69
Class C
Actual	1,000.00	1,015.50	6.05	1.19
Hypothetical	1,000.00	1,019.21	6.06	1.19

AUGUST 31, 2017	J.P. MORGAN MUNICIPAL BOND FUNDS	121

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited) (continued)

Hypothetical $1,000 Investment

	Beginning Account Value March 1, 2017	Ending Account Value August 31, 2017	Expenses Paid During the Period*	Annualized Expense Ratio
Short-Intermediate Municipal Bond Fund (continued)
Class I (formerly Institutional Class)
Actual	$1,000.00	$1,019.60	$1.22	0.24%
Hypothetical	1,000.00	1,024.00	1.22	0.24

Tax Free Bond Fund
Class A
Actual	1,000.00	1,033.60	3.38	0.66
Hypothetical	1,000.00	1,021.88	3.36	0.66
Class C
Actual	1,000.00	1,030.00	6.34	1.24
Hypothetical	1,000.00	1,018.95	6.31	1.24
Class I (formerly Select Class)
Actual	1,000.00	1,034.90	2.26	0.44
Hypothetical	1,000.00	1,022.99	2.24	0.44

Ultra-Short Municipal Fund
Class A
Actual	1,000.00	1,003.50	2.22	0.44
Hypothetical	1,000.00	1,022.99	2.24	0.44
Class I (formerly Select Class)
Actual	1,000.00	1,004.60	1.21	0.24
Hypothetical	1,000.00	1,024.00	1.22	0.24

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

122	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2017

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited)

The Board of Trustees has established various standing committees composed of Trustees with diverse backgrounds, to which the Board of Trustees has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board of Trustees and its investment committees (money market and alternative products, equity, and fixed income) meet regularly throughout the year and consider factors that are relevant to their annual consideration of investment advisory agreements at each meeting. They also meet for the specific purpose of considering investment advisory agreement annual renewals. The Board of Trustees held meetings in person in June and August 2017, at which the Trustees considered the continuation of the investment advisory agreements for each of the Funds whose semi-annual report is contained herein (each an “Advisory Agreement” and collectively, the “Advisory Agreements”). At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment committee reported to the full Board, which then considered the investment committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of any party to the Advisory Agreements or any of their affiliates, approved the continuation of each Advisory Agreement on August 16, 2017.

As part of their review of the Advisory Agreements, the Trustees considered and reviewed performance and other information about the Funds received from the Adviser. This information includes the Funds’ performance as compared to the performance of their peers and benchmarks and analyses by the Adviser of the Funds’ performance. In addition, the Trustees have engaged an independent management consulting firm (“independent consultant”) to report on the performance of certain J.P. Morgan Funds at each of the Trustees’ regular meetings. The Adviser also periodically provides comparative information regarding the Funds’ expense ratios and those of their peer groups. In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Adviser, including performance and expense information compiled by Broadridge, using data from Lipper Inc., independent providers of investment company data (together, “Broadridge/Lipper”). The Trustees’ independent consultant also provided additional analyses of the performance of the Funds with greater than two years of performance history, as well as a risk/return assessment of certain Funds as compared to the Funds’ objectives and peers in connection with the Trustees’ review of the Advisory Agreements. Before voting on the proposed Advisory Agreements, the Trustees reviewed the proposed Advisory Agreements with representatives of the Adviser, counsel to the Trust and independent legal counsel and received a memo-

randum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the proposed Advisory Agreements. The Trustees also discussed the proposed Advisory Agreements in executive sessions with independent legal counsel at which no representatives of the Adviser were present. Set forth below is a summary of the material factors evaluated by the Trustees in determining whether to approve each Advisory Agreement.

The Trustees considered information provided with respect to the Funds over the course of the year. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions. The Trustees determined that the compensation to be received by the Adviser from each Fund under the applicable Advisory Agreement was fair and reasonable and that the continuance of each Advisory Agreement was in the best interests of each Fund and its shareholders. With respect to the Ohio Municipal Bond Fund, the Trustees approved the liquidation of the Fund on or about December 8, 2017, and the continuation of the Advisory Agreement until its liquidation.

The factors summarized below were considered and discussed by the Trustees in reaching their conclusions:

Nature, Extent and Quality of Services Provided by the Adviser

The Trustees received and considered information regarding the nature, extent and quality of the services provided to each Fund under the Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. The Trustees considered the background and experience of the Adviser’s senior management and the expertise of, and the amount of attention given to each Fund by, investment personnel of the Adviser. In addition, the Trustees reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund and the infrastructure supporting the team. The Trustees also considered information provided by the Adviser and JPMorgan Distribution Services, Inc. (“JPMDS”) about the structure and distribution strategy of each Fund. The Trustees reviewed information relating to the Adviser’s risk governance model and reports showing the Adviser’s compliance structure and ongoing compliance processes. The Trustees also considered the quality of administrative services provided by J.P. Morgan Investment Management Inc. in its role as administrator (“JPMIM”).

The Trustees also considered their knowledge of the nature and quality of the services provided by the Adviser and its affiliates to the Funds gained from their experience as Trustees of the J.P. Morgan Funds. In addition, they considered the overall

AUGUST 31, 2017	J.P. MORGAN MUNICIPAL BOND FUNDS	123

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited) (continued)

reputation and capabilities of the Adviser and its affiliates, the commitment of the Adviser to provide high quality service to the Funds, their overall confidence in the Adviser’s integrity and the Adviser’s responsiveness to questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to each Fund.

Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the investment advisory services provided to the Funds by the Adviser.

Costs of Services Provided and Profitability to the Adviser and its Affiliates

The Trustees received and considered information regarding the profitability to the Adviser and its affiliates in providing services to each of the Funds. The Trustees reviewed and discussed this data. The Trustees recognized that this data is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Funds, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based upon their review, the Trustees concluded that the profitability to the Adviser under each of the Advisory Agreements was not unreasonable in light of the services and benefits provided to each Fund.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fallout” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Funds. The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser.

The Trustees also considered that JPMDS, an affiliate of the Adviser, and JPMIM earn fees from the Funds for providing shareholder and administrative services, respectively. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Funds’ distributor and that these fees are in turn generally paid to financial intermediaries that sell the Funds, including finan-

cial intermediaries that are affiliates of the Adviser. The Trustees also considered the fees paid to JPMorgan Chase Bank, N.A. (“JPMCB”) for custody and fund accounting, and other related services.

Economies of Scale

The Trustees considered the extent to which the Funds may benefit from economies of scale. The Trustees considered that there may not be a direct relationship between economies of scale realized by the Funds and those realized by the Adviser as assets increase. The Trustees noted that the proposed investment advisory fee schedule for each Fund does not contain breakpoints, but that the fees remain competitive with peer funds. The Trustees also considered that the Adviser has implemented fee waivers and expense limitations (“Fee Caps”) which allow each Fund’s shareholders to share potential economies of scale from a Fund’s inception. The Trustees also considered that the Adviser has shared economies of scale by adding or enhancing services to the Funds over time, noting the Adviser’s substantial investments in its business in support of the Funds, including investments in trading systems and technology (including cybersecurity improvements), retention of key talent, additions to analyst and portfolio management teams, and regulatory support enhancements. The Trustees also considered whether it would be appropriate to add advisory fee breakpoints and the Trustees concluded that the current fee structure was reasonable in light of the Fee Caps that the Adviser has in place that serve to limit the overall net expense ratios of each Fund at competitive levels. The Trustees concluded that the Funds’ shareholders received the benefits of potential economies of scale through the Fee Caps and the Adviser’s reinvestment in its operations to serve the Funds and their shareholders.

Independent Written Evaluation of the Funds’ Senior Officer/Chief Compliance Officer

The Trustees noted that, upon their direction, the Senior Officer for the Municipal Income Fund, Ohio Municipal Bond Fund, Short-Intermediate Municipal Bond Fund and Tax Free Bond Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. In determining whether to continue the Advisory Agreements, the Trustees considered the Senior Officer’s report.

The Trustees noted that, upon their direction, the Chief Compliance Officer for the Ultra-Short Municipal Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. The Trustees considered the written evaluation in determining whether to continue the Advisory Agreement.

124	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2017

Fees Relative to Adviser’s Other Clients

The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Adviser, including institutional separate accounts and/or funds sub-advised by the Adviser, and for investment management styles substantially similar to that of each Fund. The Trustees considered the complexity of investment management for registered mutual funds relative to the Adviser’s other clients and noted differences in the regulatory, legal and other risks and responsibilities of providing services to the different clients. The Trustees considered that serving as an adviser to a registered mutual fund involves greater responsibilities and risks than acting as a sub-adviser and observed that sub-advisory fees may be lower than those charged by the Adviser to each Fund. The Trustees also noted that the adviser, not the mutual fund, pays the sub-advisory fee and that many responsibilities related to the advisory function are retained by the primary adviser. The Trustees concluded that the fee rates charged to each Fund in comparison to those charged to the Adviser’s other clients were reasonable.

Investment Performance

The Trustees received and considered absolute and/or relative performance for the Funds which had at least one full year of performance at the time of review in a report prepared by Broadridge/Lipper. The Trustees considered the total return performance information, which included the ranking of the Funds which had at least one full year of performance at the time of review within a performance universe made up of funds with the same Broadridge/Lipper investment classification and objective (the “Universe”), as well as a subset of funds within the Universe (the “Peer Group”), by total return for applicable one-, three- and five-year periods. The Trustees reviewed a description of Broadridge/Lipper’s methodology for selecting mutual funds in each Fund’s Peer Group and Universe. The Trustees also considered the Funds’ performance in light of their investment strategies and high-quality focus as compared to those of the Peer Group and/or Universe which included competitor funds that did not have a similar focus. The Broadridge/Lipper materials provided to the Trustees highlighted information with respect to certain representative classes to assist the Trustees in their review. As part of this review, the Trustees also reviewed each Fund’s performance against its benchmark and considered the performance information provided for the Funds at regular Board meetings by the Adviser and the Trustees’ independent consultant and also considered an analysis prepared by the Trustees’ independent consultant. For certain Funds, the Trustees and Adviser determined that the Peer Group and/or Universe were less meaningful and the independent consultant prepared an analysis of those Funds across various risk and return metrics including standard deviation, Sharpe ratio, credit quality, and duration compared to customized peer groups of funds with similar portfolio objectives (as selected by the independent consultant). The Broadridge/Lipper performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to each Fund’s performance for certain representative classes are summarized below:

The Trustees noted that the Municipal Income Fund’s performance for Class A shares was in the third, third, and fourth quintiles based upon the Peer Group for the one-, three-, and five-year periods ended December 31, 2016, respectively, and in the third quintile based on the Universe, for each of the one-, three-, and five-year periods ended December 31, 2016. The Trustees noted that the performance for Class I shares was in the fourth, third and third quintiles based upon the Peer Group for the one-, three-, and five-year periods ended December 31, 2016, respectively, and in the second quintile based upon the Universe, for each of the one-, three-, and five-year periods ended December 31, 2016. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was reasonable.

The Trustees noted that the Ohio Municipal Bond Fund’s performance for Class A shares was in the second, fifth and fifth quintiles based upon the Peer Group, and in the second, fourth and third quintiles based upon the Universe, for the one-, three-, and five-year periods ended December 31, 2016, respectively. The Trustees noted that performance for Class I shares was in the first, third, and second quintiles based upon the Universe for the one-, three-, and five-year periods ended December 31, 2016, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, including the liquidation of the Fund on or about December 8, 2017, the Trustees concluded that the Fund’s performance was reasonable.

The Trustees noted that the Short-Intermediate Municipal Bond Fund’s performance for Class A shares was in the fourth, fifth and fifth quintiles based upon the Peer Group for the one-, three-, and five-year periods ended December 31, 2016, respectively, and in the fifth quintile based upon the Universe for each of the one-, three-, and five-year periods ended December 31, 2016. The Trustees noted that the performance for Class I shares was in the third, fourth, and fourth quintiles based upon the Universe for the one-, three-, and five-year periods ended December 31, 2016, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was reasonable. The

AUGUST 31, 2017	J.P. MORGAN MUNICIPAL BOND FUNDS	125

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited) (continued)

Trustees requested, however, that the Adviser provide additional Fund performance information to be reviewed with the members of the fixed income committee at each of their regular meetings over the course of next year.

The Trustees noted that the Tax Free Bond Fund’s performance for Class A shares was in the second, third and fourth quintiles based upon the Peer Group, and in the second, third and third quintiles based upon the Universe, for the one-, three-, and five-year periods ended December 31, 2016, respectively. The Trustees noted that the performance for Class I shares was in the third, fifth and fifth quintiles based upon the Peer Group, and in the second, third and third quintiles based upon the Universe, for the one-, three- and five-year periods ended December 31, 2016, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was reasonable.

The Trustees noted the performance of the Ultra-Short Municipal Fund since its inception on May 31, 2016 as compared with that of a broad-based securities market index. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and, based upon this discussion and various other factors, concluded that the performance was reasonable.

Advisory Fees and Expense Ratios

The Trustees considered the contractual advisory fee rate paid by each Fund to the Adviser and compared that rate to the information prepared by Broadridge/Lipper concerning management fee rates paid by other funds in the same Broadridge/Lipper category as each Fund. The Trustees recognized that Broadridge/Lipper reported each Fund’s management fee rate as the combined contractual advisory fee and administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for each Fund. The Trustees considered the fee waiver and/or expense reimbursement arrangements currently in place for each Fund and considered the net advisory fee rate after taking into account any waivers and/or reimbursements. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determinations as a result of the review of each Fund’s advisory fees and expense ratios for certain representative classes are summarized below:

The Trustees noted that the Municipal Income Fund’s net advisory fee for Class A shares was in the first quintile based upon both the Peer Group and Universe, and that the actual total expenses for Class A shares were in the first and second quintiles based upon the Peer Group and Universe, respectively. The Trustees noted that both the net advisory fee and actual total expenses for Class I shares were in the first quintile based upon both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was reasonable.

The Trustees noted that the Ohio Municipal Bond Fund’s net advisory fee and actual total expenses for Class A shares were in the first quintile based upon both the Peer Group and Universe. The Trustees noted that the net advisory fee and actual total expenses for Class I shares were in the first quintile based upon the Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was reasonable.

The Trustees noted that the Short-Intermediate Municipal Bond Fund’s net advisory fee for Class A shares was in the first quintile based upon both the Peer Group and Universe, and that the actual total expenses for Class A shares were in the second and third quintiles based upon the Peer Group and Universe, respectively. The Trustees noted that both the net advisory fee and actual total expenses for Class I shares were in the first quintile based upon both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was reasonable.

The Trustees noted that the Tax Free Bond Fund’s net advisory fee and actual total expenses for both Class A and Class I shares were in the first quintile based upon both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was reasonable.

The Trustees noted that the Ultra-Short Municipal Fund’s net advisory fee and actual total expenses for Class A and Class I shares were in the first quintile based upon both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was reasonable.

126	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2017

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Funds’ website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management businesses of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2017. All rights reserved. August 2017.	SAN-MUNIBOND-817

Semi-Annual Report

J.P. Morgan Money Market Funds

August 31, 2017 (Unaudited)

JPMorgan Prime Money Market Fund

JPMorgan Liquid Assets Money Market Fund

JPMorgan U.S. Government Money Market Fund

JPMorgan U.S. Treasury Plus Money Market Fund

JPMorgan Federal Money Market Fund

JPMorgan 100% U.S. Treasury Securities Money Market Fund

JPMorgan Tax Free Money Market Fund

JPMorgan Municipal Money Market Fund

The following disclosure applies to the JPMorgan Liquid Assets Money Market Fund, JPMorgan Tax Free Money Market Fund and the JPMorgan Municipal Money Market Fund.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

The following disclosure applies to the JPMorgan Prime Money Market Fund.

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Any gain resulting from the sale or exchange of Fund shares will be taxable as long-term or short-term gain, depending upon how long you have held your shares.

The following disclosure applies to the JPMorgan U.S. Government Money Market Fund, JPMorgan U.S. Treasury Plus Money Market Fund, JPMorgan Federal Money Market Fund and the JPMorgan 100% U.S. Treasury Securities Money Market Fund.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Funds’ prospectus for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

CEO’S LETTER

October 11, 2017 (Unaudited)

Dear Shareholder,

The U.S. economy continued to expand through the six months ended August 31, 2017, amid continued low interest rates, rising corporate profits and growth in the leading economies of Europe, Asia and Latin America.

“We believe investors who maintain a properly diversified portfolio and a long term perspective will be best positioned to gain from opportunities presented by the current market environment.” — George C.W. Gatch

Synchronized economic growth in both developed market and emerging market nations helped drive global increases in investment, trade and employment. In turn, global corporate profits rose 25% in the second quarter of 2017, driven by growth in both revenue and profit margins.

In the U.S., the economic expansion entered its 98th consecutive month in August 2017, the third longest expansion on record. Over the course of the six month reporting period, the unemployment rate fell to 4.4% from 4.5%. In response, the U.S. Federal Reserve raised interest rates in both March and June of 2017, and signaled it would raise rates once more before the end of 2017.

Meanwhile, demand from overseas and a weakening U.S. dollar helped drive U.S. corporate profits to their highest levels in 13 years. In the second quarter of 2017, more than an estimated three-fourths of the companies in the Standard & Poor’s 500 Index (the “S&P 500”) reported earnings that surpassed analysts’ consensus estimates, according to Bloomberg News. U.S. corporations also took advantage of low interest rates and issued a record $1 trillion of bonds from January through August 2017.

Equity and bond markets generally provided investors with positive returns for the six month reporting period. A rally in the U.S. stock market, which followed the Republican Party’s success in the November 8, 2016 elections, extended well into 2017 amid investor expectations for tax cuts, infrastructure spending and regulatory reform. Equity prices continued to reach new record highs through August 2017. Financial market volatility held near 10-year lows, spiking only briefly in early August 2017 amid rising military tension between the U.S. and North Korea. For the six months ended August 31, 2017, the S&P 500 returned 5.4%, while the MSCI Europe, Australasia and Far East Index returned 12.8% and the MSCI Emerging Markets Index returned 17.8%.

The leading economies of Europe, Asia and Latin America provided a notable boost to global growth during the reporting period and the world’s central banks largely maintained accommodative policies that benefitted both corporations and investors. We believe investors who maintain a properly diversified portfolio and a long term perspective will be best positioned to gain from opportunities presented by the current market environment.

We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

CEO, Global Funds Management

J.P. Morgan Asset Management

AUGUST 31, 2017	J.P. MORGAN MONEY MARKET FUNDS	1

JPMorgan Prime Money Market Fund

FUND FACTS

SIX MONTHS ENDED AUGUST 31, 2017 (Unaudited)

Objective	Seeks current income while seeking to maintain liquidity and a low volatility of principal
Primary Investments	High quality, short-term, U.S. dollar-denominated money market instruments
Suggested investment time frame	Short-term
Share classes offered	Class C, Agency, Capital, IM, Institutional Class, Morgan, Premier and Reserve
Net Assets as of August 31, 2017	$37.3 Billion
Weighted Average Maturity^	20 days
Weighted Average Life^^	66 days

MATURITY SCHEDULE*^
1 day	30.1%
2–7 days	21.5
8–30 days	29.9
31–60 days	10.4
61–90 days	3.6
91–180 days	4.5

7-DAY SEC YIELD AS OF AUGUST 31, 2017 (1)
Class C Shares	0.42%
Agency Shares	1.13
Capital Shares	1.21
IM Shares	1.23
Institutional Class Shares	1.18
Morgan Shares	0.87
Premier Shares	0.94
Reserve Shares	0.69

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency.

^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.
^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.
*	Percentages indicated are based upon total investments as of August 31, 2017.
(1)

The yields for Class C Shares, Agency Shares, Capital Shares, IM Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Reserve Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (9.31)%, 1.09%, 1.19%, 1.24%, 1.14%, 0.80%, 0.93% and 0.62% for Class C Shares, Agency Shares, Capital Shares, IM Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Reserve Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan Prime Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

2	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2017

JPMorgan Liquid Assets Money Market Fund

FUND FACTS

SIX MONTHS ENDED AUGUST 31, 2017 (Unaudited)

Objective	Seeks current income with liquidity and stability of principal
Primary Investments	High quality, short-term instruments including corporate notes, U.S. government securities, asset-backed securities, repurchase agreements, commercial paper, funding agreements, certificates of deposit, municipal obligations and bank obligations
Suggested investment time frame	Short-term
Share classes offered	Class C, Agency, Capital, E*Trade^, Institutional Class, Investor, Morgan, Premier and Reserve Shares
Net Assets as of August 31, 2017	$1.2 Billion
Weighted Average Maturity^^	21 days
Weighted Average Life^^^	60 days

MATURITY SCHEDULE*^^
1 day	32.9%
2–7 days	13.3
8–30 days	35.7
31–60 days	8.0
61–90 days	5.9
91–180 days	4.2

7-DAY SEC YIELD AS OF AUGUST 31, 2017 (1)
Class C Shares	0.40%
Agency Shares	1.11
Capital Shares	1.19
Institutional Class Shares	1.16
Investor Shares	0.86
Morgan Shares	0.78
Premier Shares	0.92
Reserve Shares	0.67

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

^	E*Trade Shares had no assets from the close of business on October 19, 2016.
^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.
^^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.
*	Percentages indicated are based upon total investments as of August 31, 2017.
(1)

The yields for Class C Shares, Agency Shares, Capital Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares and Reserve Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been 0.18%, 1.05%, 1.15%, 1.10%, 0.85%, 0.68%, 0.90% and 0.65% for Class C Shares, Agency Shares, Capital Shares, Institutional Class Shares, Investor Shares, Morgan Shares and Premier Shares, Reserve Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan Liquid Assets Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

AUGUST 31, 2017	J.P. MORGAN MONEY MARKET FUNDS	3

JPMorgan U.S. Government Money Market Fund

FUND FACTS

SIX MONTHS ENDED AUGUST 31, 2017 (Unaudited)

Objective	Seeks high current income with liquidity and stability of principal
Primary Investments	High quality, short-term securities issued or guaranteed by the U.S. government or by U.S. government agencies or instrumentalities and repurchase agreements collateralized by such obligations
Suggested investment time frame	Short-term
Share classes offered	Agency, Capital, Direct, Eagle Class, Eagle Private Wealth Class^, E*Trade, IM, Institutional Class, Investor, Morgan, Premier, Reserve and Service Shares
Net Assets as of August 31, 2017	$140.2 Billion
Weighted Average Maturity^^	18 days
Weighted Average Life^^^	84 days

MATURITY SCHEDULE*^^
1 day	40.5%
2–7 days	9.8
8–30 days	30.5
31–60 days	8.8
61–90 days	8.4
91–180 days	2.0

7-DAY SEC YIELD AS OF AUGUST 31, 2017 (1)
Agency Shares	0.82%
Capital Shares	0.90
Direct Shares	0.78
Eagle Class Shares	0.38
Eagle Private Wealth Class Shares	0.78
E*Trade Shares	0.08
IM Shares	0.92
Institutional Class Shares	0.87
Investor Shares	0.57
Morgan Shares	0.49
Premier Shares	0.63
Reserve Shares	0.38
Service Shares	0.03

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

^	Commenced operations on August 18, 2017.
^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.
^^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.
*	Percentages indicated are based upon total investments as of August 31, 2017.
(1)

The yields for Agency Shares, Capital Shares, Direct Shares, Eagle Class Shares, Eagle Private Wealth Class Shares, E*Trade Shares, IM Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been 0.77%, 0.87%, 0.77%, 0.37%, 0.79%, 0.02%, 0.92%, 0.82%, 0.57%, 0.46%, 0.62%, 0.37% and 0.01% for Agency Shares, Capital Shares, Direct Shares, Eagle Class Shares, Eagle Private Wealth Class Shares, E*Trade Shares, IM Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan U.S. Government Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

4	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2017

JPMorgan U.S. Treasury Plus Money Market Fund

FUND FACTS

SIX MONTHS ENDED AUGUST 31, 2017 (Unaudited)

Objective	Seeks current income with liquidity and stability of principal
Primary Investments	Direct obligations of the U.S. Treasury including Treasury bills, bonds and notes and other obligations issued or guaranteed by the U.S. Treasury and repurchase agreements collateralized by U.S. Treasury securities
Suggested investment time frame	Short-term
Share classes offered	Class C, Agency, Direct, Eagle Class, IM, Institutional Class, Investor, Morgan, Premier, Reserve and Service Shares
Net Assets as of August 31, 2017	$20.7 Billion
Weighted Average Maturity^	13 days
Weighted Average Life^^	97 days

MATURITY SCHEDULE*^
1 day	63.4%
2–7 days	0.5
8–30 days	17.4
31–60 days	7.4
61–90 days	10.1
91–180 days	1.2

7-DAY SEC YIELD AS OF AUGUST 31, 2017 (1)
Class C Shares	0.10%
Agency Shares	0.81
Direct Shares	0.77
Eagle Class Shares	0.36
IM Shares	0.91
Institutional Class Shares	0.86
Investor Shares	0.56
Morgan Shares	0.48
Premier Shares	0.62
Reserve Shares	0.37
Service Shares	0.03

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.
^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.
*	Percentages indicated are based upon total investments as of August 31, 2017.
(1)

The yields for Class C Shares, Agency Shares, Direct Shares, Eagle Class Shares, IM Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.10)%, 0.77%, 0.77%, (6.10)%, 0.91%, 0.81%, 0.56%, 0.44%, 0.61%, 0.36% and (6.34)% for Class C Shares, Agency Shares, Direct Shares, Eagle Class Shares, IM Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan U.S. Treasury Plus Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

AUGUST 31, 2017	J.P. MORGAN MONEY MARKET FUNDS	5

JPMorgan Federal Money Market Fund

FUND FACTS

SIX MONTHS ENDED AUGUST 31, 2017 (Unaudited)

Objective	Aims to provide current income while still preserving capital and maintaining liquidity
Primary Investments	Direct obligations of the U.S. Treasury including Treasury bills, bonds and notes as well as debt obligations issued or guaranteed by U.S. government agencies or instrumentalities
Suggested investment time frame	Short-term
Share classes offered	Agency, Institutional Class, Morgan, Premier and Reserve Shares
Net Assets as of August 31, 2017	$3.3 Billion
Weighted Average Maturity^	43 days
Weighted Average Life^^	90 days

MATURITY SCHEDULE*^
1 day	6.7%
2–7 days	6.3
8–30 days	20.7
31–60 days	37.0
61–90 days	28.3
91–180 days	1.0

7-DAY SEC YIELD AS OF AUGUST 31, 2017 (1)
Agency Shares	0.83%
Institutional Class Shares	0.88
Morgan Shares	0.50
Premier Shares	0.64
Reserve Shares	0.39

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.
^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.
*	Percentages indicated are based upon total investments as of August 31, 2017.
(1)

The yields for Agency Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Reserve Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been 0.77%, 0.82%, 0.38%, 0.60% and (0.06)% for Agency Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Reserve Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan Federal Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

6	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2017

JPMorgan 100% U.S. Treasury Securities Money Market Fund

FUND FACTS

SIX MONTHS ENDED AUGUST 31, 2017 (Unaudited)

Objective	Aims to provide the highest possible level of current income while still maintaining liquidity and providing maximum safety of principal
Primary Investments	Direct obligations of the U.S. Treasury including Treasury bills, bonds and notes
Suggested investment time frame	Short-term
Share classes offered	Agency, Capital, Institutional Class, Morgan, Premier, Reserve and Service Shares
Net Assets as of August 31, 2017	$28.3 Billion
Weighted Average Maturity^	35 days
Weighted Average Life^^	99 days

MATURITY SCHEDULE*^
1 day	19.6%
2–7 days	1.8
8–30 days	20.3
31–60 days	41.6
61–90 days	16.1
91–180 days	0.6

7-DAY SEC YIELD AS OF AUGUST 31, 2017 (1)
Agency Shares	0.81%
Capital Shares	0.89
Institutional Class Shares	0.86
Morgan Shares	0.48
Premier Shares	0.62
Reserve Shares	0.37
Service Shares	0.03

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.
^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.
*	Percentages indicated are based upon total investments as of August 31, 2017.
(1)

The yields for Agency Shares, Capital Shares, Institutional Class Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been 0.76%, 0.86%, 0.81%, 0.46%, 0.61%, 0.36% and (5.91)% for Agency Shares, Capital Shares, Institutional Class Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan 100% U.S. Treasury Securities Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

AUGUST 31, 2017	J.P. MORGAN MONEY MARKET FUNDS	7

JPMorgan Tax Free Money Market Fund

FUND FACTS

SIX MONTHS ENDED AUGUST 31, 2017 (Unaudited)

Objective	Aims to provide the highest possible level of current income which is excluded from gross income, while still preserving capital and maintaining liquidity*
Primary Investments	High quality short-term municipal securities, the interest on which is excluded from federal income taxes
Suggested investment time frame	Short-term
Share classes offered	Agency, Direct, Institutional Class, Morgan, Premier and Reserve Shares
Net Assets as of August 31, 2017	$14.8 Billion
Weighted Average Maturity^	19 days
Weighted Average Life^^	19 days

MATURITY SCHEDULE**^
1 day	9.6%
2–7 days	70.4
8–30 days	2.1
31–60 days	5.4
61-90 days	7.3
91–180 days	4.3
181+ days	0.9

7-DAY SEC YIELD AS OF AUGUST 31, 2017 (1)
Agency Shares	0.57%
Direct Shares	0.52
Institutional Class Shares	0.62
Morgan Shares	0.24
Premier Shares	0.38
Reserve Shares	0.13

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.
^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.
*	A portion of the Fund’s income distributions may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes.
**	Percentages indicated are based upon total investments as of August 31, 2017.
(1)

The yields for Agency Shares, Direct Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Reserve Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been 0.52%, (5.39)%, 0.57%, 0.14%, 0.37% and 0.12% for Agency Shares, Direct Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Reserve Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan Tax Free Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

8	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2017

JPMorgan Municipal Money Market Fund

FUND FACTS

SIX MONTHS ENDED AUGUST 31, 2017 (Unaudited)

Objective	Seeks as high a level of current interest income exempt from federal income tax as is consistent with liquidity and stability of principal*
Primary Investments	High quality short-term municipal securities, the interest on which is excluded from federal income taxes
Suggested investment time frame	Short-term
Share classes offered	Agency, Eagle Class, E*Trade^, Institutional Class, Morgan, Premier, Reserve and Service Shares
Net Assets as of August 31, 2017	$1.8 Billion
Weighted Average Maturity^^	6 days
Weighted Average Life^^^	6 days

MATURITY SCHEDULE**^^
1 day	10.5%
2–7 days	89.5

7-DAY SEC YIELD AS OF AUGUST 31, 2017 (1)
Agency Shares	0.59%
Eagle Class Shares	0.15
Institutional Class Shares	0.64
Morgan Shares	0.26
Premier Shares	0.40
Reserve Shares	0.15
Service Shares	0.01

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

^	E*Trade Shares had no assets from the close of business on September 21, 2016.
^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.
^^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.
*	A portion of the Fund’s income distributions may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes.
**	Percentages indicated are based upon total investments as of August 31, 2017.
(1)

The yields for Agency Shares, Eagle Class Shares, Institutional Class Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been 0.53%, 0.12%, 0.58%, 0.23%, 0.37%, (0.36)% and (0.22)% for Agency Shares, Eagle Class Shares, Institutional Class Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan Municipal Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

AUGUST 31, 2017	J.P. MORGAN MONEY MARKET FUNDS	9

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Municipal Bonds — 0.1%
	California — 0.1%
	City & County of San Francisco, Multifamily Housing, Taxable, Transbay Block 8 Tower Apartments,
15,190	Series H-3, Rev., VRDO, LOC: Bank of China, 1.28%, 09/07/2017 (z)	15,190
24,190	Series H-4, Rev., VRDO, LOC: Bank of China, 1.28%, 09/07/2017 (z)	24,190

		39,380

	New York — 0.0% (g)
16,225	New York State Housing Finance Agency, 222 East 44th Street Housing, Series B, Rev., VRDO, LOC: Bank of China, 1.25%, 09/01/2017 (z)	16,225

	Total Municipal Bonds (Cost $55,605)	55,605

Repurchase Agreements — 9.7%
200,000	BNP Paribas SA, 1.34%, dated 08/31/2017, due 09/01/2017, repurchase price $200,007, collateralized by Collateralized Mortgage Obligations, 1.43% - 6.00%, due 11/25/2024 - 04/25/2057, Corporate Bonds, 5.10% - 6.75%, due 02/15/2020 - 06/15/2076, FNMA Connecticut Avenue Securities, 4.78% - 7.23%, due 10/25/2023 - 07/25/2029 and Municipal Debt Securities, 6.52%, due 12/01/2040, with a value of $216,032.	200,000
237,400	Citigroup Global Markets Holdings, Inc., (1 Month LIBOR + 0.60%) 1.83%, dated 08/31/2017, due 10/20/2017, repurchase price $238,004, collateralized by FHLMC, 7.95%, due 07/15/2021, FNMA, 6.00%, due 06/17/2028, GNMA, 6.00%, due 09/20/2039, Sovereign Government Securities, 2.50% - 11.95%, due 01/15/2019 - 08/11/2044 and U.S. Treasury Securities, 1.25% - 3.75%, due 11/15/2018 - 05/15/2026, with a value of $252,494.	237,400
137,400	Citigroup Global Markets Holdings, Inc., (1 Month LIBOR + 0.60%) 1.84%, dated 08/31/2017, due 10/20/2017, repurchase price $137,750, collateralized by Asset-Backed Securities, 0.82% - 1.42%, due 07/03/2046 - 11/30/2046, Collateralized Mortgage Obligations, 0.00% - 6.40%, due 02/11/2033 - 08/25/2047, and Sovereign Government Securities, 4.38%, due 04/30/2025, with a value of $150,687.	137,400

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

100,000	Credit Suisse Securities USA LLC, 1.36%, dated 08/31/2017, due 09/07/2017, repurchase price $100,026, collateralized by Asset-Backed Securities, 0.00% - 5.63%, due 07/16/2026 - 06/25/2047, with a value of $107,002.	100,000
300,000	Credit Suisse Securities USA LLC, (1 Month LIBOR + 0.50%) 1.73%, dated 08/31/2017, due 10/05/2017, repurchase price $300,505, collateralized by Asset-Backed Securities, 0.00% - 11.98%, due 09/16/2019 - 06/25/2057, Collateralized Mortgage Obligations, 1.41% - 6.22%, due 07/25/2030 - 04/12/2049, and Commercial Paper, 0.00% - 0.10%, due 09/01/2017 - 08/06/2018, with a value of $320,998.	300,000
255,000	HSBC Securities USA, Inc., 1.41%, dated 08/31/2017, due 09/01/2017, repurchase price $255,010, collateralized by Corporate Bonds, 3.88% - 12.50%, due 04/01/2019 - 12/29/2049, with a value of $275,400.	255,000
580,250	Merrill Lynch PFS, Inc., (Federal Reserve Bank Prime Loan Rate + 0.70%) 1.86%, dated 08/31/2017, due 10/05/2017, repurchase price $581,299, collateralized by Asset-Backed Securities, 0.00% - 9.11%, due 09/16/2019 - 07/25/2060, Collateralized Mortgage Obligations, 1.73% - 7.00%, due 04/25/2035 - 05/25/2054, Commercial Paper, 0.00%, due 09/05/2017 - 05/09/2018, Corporate Bonds, 0.00%, due 02/15/2030, Corporate Notes, 4.20%, due 07/01/2055, Municipal Debt Securities, 4.95% - 9.25%, due 06/15/2025 - 01/01/2042 and Tennessee Valley Authority, 3.88%, due 02/15/2021, with a value of $631,396.	580,250
546,000	Societe Generale SA, 1.36%, dated 08/31/2017, due 09/01/2017, repurchase price $546,021, collateralized by Asset-Backed Securities, 0.00% - 9.05%, due 02/06/2026 - 01/25/2037, Collateralized Mortgage Obligations, 1.32%, due 12/25/2036, Corporate Bonds, 2.25% - 11.00%, due 02/13/2019 - 08/14/2058, Corporate Notes, 3.30%, due 05/03/2027 and Sovereign Government Securities, 4.88% - 11.88%, due 04/03/2018 - 02/17/2045, with a value of $588,867.	546,000

SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Repurchase Agreements — continued
670,000	Societe Generale SA, 1.40%, dated 08/31/2017, due 09/06/2017, repurchase price $670,156, collateralized by Asset-Backed Securities, 0.00% - 9.05%, due 02/06/2026 - 08/25/2036, Collateralized Mortgage Obligations, 1.32% - 1.39%, due 12/25/2036, Corporate Bonds, 2.75% - 11.50%, due 03/01/2019 - 08/14/2058, Corporate Notes, 2.24% - 8.00%, due 05/13/2019 - 05/04/2047 and Sovereign Government Securities, 3.70% - 8.00%, due 04/03/2018 - 12/31/2099, with a value of $723,045.	670,000
244,000	Wells Fargo Securities LLC, 1.26%, dated 08/31/2017, due 09/01/2017, repurchase price $244,009, collateralized by Commercial Paper, 0.00%, due 09/05/2017 - 09/28/2017, and Sovereign Government Securities, 1.25% - 6.50%, due 09/18/2017 - 04/22/2045, with a value of $256,273.	244,000
232,000	Wells Fargo Securities LLC, 1.36%, dated 08/31/2017, due 09/01/2017, repurchase price $232,009, collateralized by Asset-Backed Securities, 0.00% - 6.99%, due 05/20/2020 - 04/25/2056, with a value of $255,267.	232,000
137,000	Wells Fargo Securities LLC, 1.36%, dated 08/31/2017, due 09/05/2017, repurchase price $137,026, collateralized by Asset-Backed Securities, 0.00% - 8.42%, due 01/17/2020 - 06/15/2057, with a value of $150,740.	137,000

	Total Repurchase Agreements (Cost $3,639,050)	3,639,050

U.S. Treasury Obligations — 1.0%
	U.S. Treasury Notes — 1.0%
250,000	0.75%, 10/31/2017	249,872
95,000	2.25%, 11/30/2017	95,271

	Total U.S. Treasury Obligations (Cost $345,265)	345,143

Short-Term Investments — 87.9%
	Certificates of Deposit — 43.1%
	ABN AMRO Bank NV,
100,000	1.40%, 11/21/2017 (n)	99,704
38,000	1.46%, 01/02/2018 (n)	37,811
	Agricultural Bank of China Ltd.,
37,000	1.55%, 09/01/2017	37,000
75,000	1.55%, 09/05/2017	75,002
30,000	1.58%, 09/20/2017 (n)	29,978

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Certificates of Deposit — continued
	Banco Del Estado De Chile,
100,000	1.17%, 09/06/2017	99,999
51,000	1.26%, 09/20/2017	51,001
30,000	1.29%, 09/22/2017	30,001
90,000	1.30%, 09/21/2017	90,004
75,000	Bank of China Ltd., 1.55%, 09/01/2017 (n)	74,997
	Bank of Montreal,
225,000	1.32%, 09/21/2017	225,015
25,000	1.32%, 11/21/2017	25,001
64,000	1.32%, 11/22/2017	64,003
200,000	(USD 1 Month LIBOR + 0.23%), 1.46%, 09/20/2017 (aa)	200,065
	Bank of Nova Scotia (The),
55,000	(USD 1 Month LIBOR + 0.20%), 1.43%, 09/07/2017 (aa)	55,001
150,000	(USD 3 Month LIBOR + 0.42%), 1.72%, 10/13/2017 (aa)	150,091
	Bank of Tokyo-Mitsubishi UFJ Ltd.,
100,000	1.40%, 10/31/2017	100,025
90,000	1.43%, 01/25/2018	90,016
102,000	BNP Paribas SA, (USD 1 Month LIBOR + 0.23%), 1.45%, 09/08/2017 (aa)	102,007
40,000	Canadian Imperial Bank of Commerce, (USD 1 Month LIBOR + 0.39%), 1.62%, 09/09/2017 (aa)	40,029
	Chiba Bank Ltd.,
48,300	1.35%, 10/25/2017	48,298
20,000	1.35%, 10/30/2017	19,998
10,000	1.38%, 10/03/2017	10,001
86,000	1.39%, 10/19/2017	86,005
	China Construction Bank Corp.,
265,000	1.56%, 09/01/2017	265,001
20,000	1.56%, 09/18/2017	20,001
95,000	1.56%, 09/19/2017	95,005
70,000	1.56%, 10/05/2017	70,003
270,000	1.56%, 10/12/2017	270,008
44,000	1.62%, 09/15/2017 (n)	43,971
25,000	Citibank NA, 1.24%, 10/03/2017	25,000
	Commonwealth Bank of Australia,
160,000	(USD 1 Month LIBOR + 0.25%), 1.48%, 09/20/2017 (aa)	160,010
60,000	(USD 1 Month LIBOR + 0.30%), 1.53%, 09/06/2017 (aa)	59,997
120,000	(USD 1 Month LIBOR + 0.41%), 1.65%, 09/23/2017 (aa)	120,000

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN MONEY MARKET FUNDS	11

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Short-Term Investments — continued
	Certificates of Deposit — continued
125,000	(USD 1 Month LIBOR + 0.44%), 1.67%, 09/16/2017 (aa)	125,017
	Cooperatieve Rabobank,
94,000	(USD 1 Month LIBOR + 0.16%), 1.39%, 09/25/2017 (aa)	94,000
235,000	(USD 3 Month LIBOR + 0.28%), 1.59%, 11/10/2017 (aa)	235,168
290,000	(USD 1 Month LIBOR + 0.42%), 1.65%, 09/01/2017 (aa)	290,146
200,000	(USD 3 Month LIBOR + 0.37%), 1.68%, 10/24/2017 (aa)	200,029
230,000	(USD 1 Month LIBOR + 0.46%), 1.69%, 09/30/2017 (aa)	230,148
125,000	(USD 3 Month LIBOR + 0.40%), 1.71%, 10/17/2017 (aa)	125,090
105,000	Credit Agricole Corporate and Investment Bank, (USD 1 Month LIBOR + 0.17%), 1.40%, 02/26/2018 (aa)	105,000
	Credit Industriel et Commercial,
66,000	(USD 1 Month LIBOR + 0.15%), 1.38%, 09/16/2017 (aa)	65,999
30,000	(USD 1 Month LIBOR + 0.15%), 1.38%, 09/10/2017 (aa)	30,007
200,000	(USD 1 Month LIBOR + 0.16%), 1.39%, 09/26/2017 (aa)	199,984
90,000	(USD 1 Month LIBOR + 0.17%), 1.40%, 09/12/2017 (aa)	89,996
65,000	(USD 1 Month LIBOR + 0.17%), 1.40%, 09/05/2017 (aa)	64,997
	Dexia Credit Local SA,
150,000	(USD 1 Month LIBOR + 0.17%), 1.40%, 09/12/2017 (aa)	149,984
205,000	(USD 1 Month LIBOR + 0.19%), 1.43%, 09/30/2017 (aa)	205,000
390,000	(USD 1 Month LIBOR + 0.24%), 1.47%, 09/04/2017 (aa)	390,033
100,000	(USD 1 Month LIBOR + 0.25%), 1.48%, 09/25/2017 (aa)	100,004
5,000	(USD 1 Month LIBOR + 0.25%), 1.49%, 09/24/2017 (aa)	5,000
	DZ Bank AG,
150,000	1.25%, 09/22/2017	150,001
75,000	(1 Month LIBOR + 0.11%), 1.34%, 09/29/2017 (e) (aa)	74,993
	Industrial & Commercial Bank of China Ltd.,
97,000	1.53%, 09/05/2017	97,002
60,000	1.55%, 09/15/2017	60,003
200,000	1.55%, 10/16/2017	200,011

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Certificates of Deposit — continued
200,000	1.55%, 10/17/2017	200,010
25,000	1.62%, 09/18/2017 (n)	24,981
50,000	1.65%, 09/25/2017 (n)	49,948
	ING Bank NV,
193,000	(USD 1 Month LIBOR + 0.20%), 1.43%, 09/09/2017 (aa)	193,066
400,000	(USD 1 Month LIBOR + 0.21%), 1.44%, 09/05/2017 (aa)	400,141
95,000	(USD 1 Month LIBOR + 0.25%), 1.48%, 09/10/2017 (aa)	95,029
	KBC Bank NV,
100,000	1.18%, 09/05/2017	100,000
100,000	1.33%, 09/06/2017 (n)	99,977
197,000	1.34%, 09/21/2017 (n)	196,843
125,000	1.40%, 11/24/2017 (n)	124,585
200,000	1.40%, 11/30/2017 (n)	199,287
	Landesbank Hessen-Thueringen,
184,530	1.17%, 09/06/2017	184,529
173,000	1.25%, 09/18/2017	173,004
	Mitsubishi UFJ Trust & Banking Corp.,
52,000	1.37%, 11/27/2017	51,997
100,000	1.41%, 10/04/2017 (n)	99,881
75,000	1.41%, 10/18/2017 (n)	74,872
60,000	(USD 1 Month LIBOR + 0.18%), 1.42%, 09/22/2017 (aa)	60,003
50,000	1.42%, 10/11/2017	50,008
197,000	(USD 1 Month LIBOR + 0.19%), 1.42%, 09/10/2017 (aa)	197,058
100,000	(USD 1 Month LIBOR + 0.19%), 1.42%, 09/02/2017 (aa)	100,023
75,000	(USD 1 Month LIBOR + 0.34%), 1.57%, 09/15/2017 (aa)	75,012
	Mizuho Bank Ltd.,
100,000	1.18%, 09/07/2017	100,000
75,000	(USD 1 Month LIBOR + 0.18%), 1.42%, 09/22/2017 (aa)	74,996
50,000	(USD 1 Month LIBOR + 0.18%), 1.42%, 09/24/2017 (aa)	50,016
35,000	(USD 1 Month LIBOR + 0.18%), 1.42%, 09/23/2017 (aa)	34,998
35,000	(USD 1 Month LIBOR + 0.19%), 1.42%, 09/12/2017 (aa)	35,001
35,000	(USD 1 Month LIBOR + 0.19%), 1.42%, 09/10/2017 (aa)	35,001
60,000	(USD 1 Month LIBOR + 0.25%), 1.48%, 09/03/2017 (aa)	60,026
125,000	(USD 1 Month LIBOR + 0.30%), 1.53%, 09/04/2017 (aa)	125,039

SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Short-Term Investments — continued
	Certificates of Deposit — continued
50,000	(USD 1 Month LIBOR + 0.30%), 1.53%, 09/06/2017 (aa)	50,017
160,000	(USD 1 Month LIBOR + 0.40%), 1.63%, 09/06/2017 (aa)	160,012
	National Australia Bank Ltd.,
140,000	(USD 1 Month LIBOR + 0.18%), 1.41%, 09/20/2017 (aa)	140,012
235,000	(USD 1 Month LIBOR + 0.35%), 1.58%, 10/03/2017 (aa)	235,024
143,000	(USD 1 Month LIBOR + 0.43%), 1.66%, 09/17/2017 (aa)	143,067
40,000	(USD 3 Month LIBOR + 0.35%), 1.66%, 11/02/2017 (aa)	40,027
50,000	(USD 1 Month LIBOR + 0.50%), 1.74%, 09/30/2017 (aa)	50,036
100,000	(USD 1 Month LIBOR + 0.52%), 1.75%, 09/06/2017 (aa)	100,092
175,000	National Bank of Canada, (USD 1 Month LIBOR + 0.14%), 1.37%, 09/06/2017 (aa)	175,029
	Norinchukin Bank,
50,000	1.25%, 09/22/2017 (n)	49,968
25,000	(USD 1 Month LIBOR + 0.17%), 1.41%, 09/23/2017 (aa)	24,999
147,000	(USD 1 Month LIBOR + 0.17%), 1.41%, 09/24/2017 (aa)	146,991
145,000	(USD 1 Month LIBOR + 0.18%), 1.41%, 09/10/2017 (aa)	145,024
45,000	1.45%, 01/16/2018 (n)	44,772
77,000	Oversea-Chinese Banking Corp. Ltd., (USD 1 Month LIBOR + 0.16%), 1.39%, 09/20/2017 (aa)	77,018
	Royal Bank of Canada,
75,000	(USD 1 Month LIBOR + 0.20%), 1.44%, 09/24/2017 (aa)	74,996
117,000	(USD 1 Month LIBOR + 0.32%), 1.55%, 09/16/2017 (aa)	117,114
165,000	(USD 3 Month LIBOR + 0.32%), 1.63%, 10/19/2017 (aa)	165,190
55,000	(USD 1 Month LIBOR + 0.52%), 1.75%, 09/12/2017 (aa)	55,085
50,000	Shizuoka Bank Ltd. (The), 1.33%, 10/24/2017	50,001
	Societe Generale SA,
77,000	1.32%, 10/31/2017	77,001
30,000	1.44%, 01/31/2018	30,004
129,000	Standard Chartered Bank, (USD 1 Month LIBOR + 0.16%), 1.40%, 09/29/2017 (aa)	128,994

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Certificates of Deposit — continued
129,500	State Street Bank & Trust Co., 1.30%, 10/23/2017	129,497
	Sumitomo Mitsui Banking Corp.,
87,000	(USD 1 Month LIBOR + 0.18%), 1.42%, 09/09/2017 (aa)	87,015
155,000	(USD 1 Month LIBOR + 0.19%), 1.42%, 09/06/2017 (aa)	155,027
30,000	(USD 1 Month LIBOR + 0.19%), 1.42%, 09/22/2017 (aa)	29,996
50,000	(USD 1 Month LIBOR + 0.20%), 1.43%, 09/11/2017 (aa)	50,007
36,000	(USD 1 Month LIBOR + 0.20%), 1.43%, 09/06/2017 (aa)	36,007
60,000	(USD 1 Month LIBOR + 0.20%), 1.44%, 09/24/2017 (aa)	60,002
60,000	(USD 1 Month LIBOR + 0.25%), 1.49%, 09/24/2017 (aa)	60,020
30,000	(USD 1 Month LIBOR + 0.26%), 1.49%, 09/19/2017 (aa)	30,009
100,000	(USD 1 Month LIBOR + 0.27%), 1.50%, 09/07/2017 (aa)	100,027
150,000	(USD 1 Month LIBOR + 0.30%), 1.53%, 09/04/2017 (aa)	150,040
195,000	(USD 1 Month LIBOR + 0.35%), 1.58%, 09/03/2017 (aa)	195,010
60,000	(USD 1 Month LIBOR + 0.35%), 1.58%, 09/01/2017 (aa)	60,001
13,500	1.60%, 09/12/2017	13,502
	Sumitomo Mitsui Trust Bank Ltd.,
100,000	(USD 1 Month LIBOR + 0.17%), 1.40%, 09/07/2017 (aa)	100,012
225,000	(USD 1 Month LIBOR + 0.19%), 1.42%, 09/07/2017 (aa)	225,040
140,000	(USD 1 Month LIBOR + 0.18%), 1.43%, 09/29/2017 (aa)	139,983
24,430	(USD 1 Month LIBOR + 0.20%), 1.43%, 09/19/2017 (aa)	24,435
35,000	1.48%, 01/11/2018 (n)	34,819
100,000	(USD 1 Month LIBOR + 0.25%), 1.49%, 09/27/2017 (aa)	100,032
	Sumitomo Trust and Banking,
52,000	1.38%, 11/27/2017	52,004
50,000	1.42%, 10/10/2017 (n)	49,929
	Svenska Handelsbanken AB,
237,000	(USD 1 Month LIBOR + 0.13%), 1.37%, 09/30/2017 (aa)	237,000
200,000	(USD 1 Month LIBOR + 0.15%), 1.38%, 09/27/2017 (aa)	199,982

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN MONEY MARKET FUNDS	13

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Short-Term Investments — continued
	Certificates of Deposit — continued
100,000	(USD 1 Month LIBOR + 0.16%), 1.39%, 09/17/2017 (aa)	99,990
125,000	(USD 1 Month LIBOR + 0.19%), 1.43%, 09/21/2017 (aa)	125,033
70,000	(USD 1 Month LIBOR + 0.26%), 1.50%, 09/22/2017 (aa)	70,014
25,000	Swedbank AB, 1.34%, 12/22/2017	25,004
	Toronto-Dominion Bank (The),
168,305	1.30%, 09/28/2017	168,318
25,000	(USD 3 Month LIBOR + 0.18%), 1.48%, 09/30/2017 (aa)	25,019
100,000	(USD 1 Month LIBOR + 0.26%), 1.49%, 09/18/2017 (aa)	100,063
60,000	(USD 1 Month LIBOR + 0.32%), 1.55%, 09/20/2017 (aa)	60,068
60,000	(USD 1 Month LIBOR + 0.34%), 1.57%, 09/17/2017 (aa)	60,071
61,000	(USD 3 Month LIBOR + 0.32%), 1.62%, 10/10/2017 (aa)	61,070
100,000	(USD 1 Month LIBOR + 0.40%), 1.63%, 09/21/2017 (aa)	100,146
50,000	(USD 1 Month LIBOR + 0.46%), 1.69%, 09/02/2017 (aa)	50,004
150,000	(USD 3 Month LIBOR + 0.40%), 1.70%, 10/17/2017 (aa)	150,094
160,000	(USD 1 Month LIBOR + 0.52%), 1.75%, 09/05/2017 (aa)	160,195
25,000	(USD 1 Month LIBOR + 0.52%), 1.75%, 09/19/2017 (aa)	25,042
35,000	(USD 1 Month LIBOR + 0.53%), 1.76%, 09/18/2017 (aa)	35,048
	Wells Fargo Bank NA,
100,000	(USD 1 Month LIBOR + 0.25%), 1.48%, 09/19/2017 (aa)	100,063
100,000	(USD 3 Month LIBOR + 0.35%), 1.65%, 10/09/2017 (aa)	100,119
135,000	(USD 3 Month LIBOR + 0.38%), 1.69%, 10/21/2017 (aa)	135,092
25,000	(USD 3 Month LIBOR + 0.38%), 1.69%, 11/08/2017 (aa)	25,021
125,000	(USD 3 Month LIBOR + 0.43%), 1.73%, 10/07/2017 (aa)	125,072
	Westpac Banking Corp.,
75,000	(USD 1 Month LIBOR + 0.18%), 1.41%, 09/18/2017 (aa)	74,999
100,000	(USD 1 Month LIBOR + 0.52%), 1.75%, 09/10/2017 (aa)	100,153

		16,098,558

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Commercial Paper — 17.6%
	Agricultural Bank of China Ltd.,
44,000	1.56%, 10/06/2017 (e) (n)	43,932
51,000	1.56%, 10/10/2017 (e) (n)	50,913
39,000	1.56%, 10/12/2017 (e) (n)	38,930
30,000	Alpine Securitization Corp., (USD 1 Month LIBOR + 0.30%), 1.53%, 09/26/2017 (e) (aa)	30,019
41,700	Antalis SA, 1.25%, 09/06/2017 (e) (n)	41,692
94,000	ASB Finance Ltd., (1 Month LIBOR + 0.10%), 1.33%, 09/12/2017 (e) (aa)	94,008
25,000	Atlantic Asset Securitization LLC, 1.47%, 01/04/2018 (e) (n)	24,878
60,000	Bank Nederlandse Gemeenten NV, 1.42%, 01/31/2018 (e) (n)	59,632
	Bank of China Ltd.,
200,000	1.56%, 09/22/2017 (n)	199,822
150,000	1.56%, 10/06/2017 (e) (n)	149,775
60,000	Bank of Nova Scotia (The), (USD 1 Month LIBOR + 0.40%), 1.63%, 09/21/2017 (e) (aa)	60,074
	Bedford Row Funding Corp.,
102,000	(3 Month LIBOR + 0.19%), 1.44%, 09/20/2017 (e) (aa)	102,071
25,000	(1 Month LIBOR + 0.22%), 1.45%, 09/21/2017 (e) (aa)	24,998
25,000	(3 Month LIBOR + 0.15%), 1.45%, 10/20/2017 (e) (aa)	25,013
50,000	(USD 1 Month LIBOR + 0.22%), 1.45%, 09/28/2017 (e) (aa)	50,000
20,000	(1 Month LIBOR + 0.22%), 1.46%, 09/22/2017 (e) (aa)	19,999
18,000	(1 Month LIBOR + 0.46%), 1.69%, 09/17/2017 (e) (aa)	18,026
100,000	(3 Month LIBOR + 0.41%), 1.71%, 10/13/2017 (e) (aa)	100,059
25,000	(1 Month LIBOR + 0.54%), 1.77%, 09/21/2017 (e) (aa)	25,032
42,000	(1 Month LIBOR + 0.55%), 1.78%, 09/05/2017 (e) (aa)	42,057
52,000	BNP Paribas SA, 1.47%, 01/16/2018 (n)	51,725
	Caisse des Depots et Consignations,
84,000	1.42%, 01/30/2018 (n)	83,506
245,000	1.42%, 02/01/2018 (e) (n)	243,538
	Canadian Imperial Bank of Commerce,
100,000	(1 Month LIBOR + 0.15%), 1.38%, 09/21/2017 (e) (aa)	100,028
25,000	(1 Month LIBOR + 0.54%), 1.77%, 09/20/2017 (e) (aa)	25,036

SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Short-Term Investments — continued
	Commercial Paper — continued
75,000	(1 Month LIBOR + 0.54%), 1.77%, 09/22/2017 (e) (aa)	75,090
	Cancara Asset Securitisation LLC,
85,000	1.25%, 09/07/2017 (e) (n)	84,980
35,000	1.25%, 09/11/2017 (e) (n)	34,987
48,000	1.25%, 09/21/2017 (e) (n)	47,965
20,000	1.29%, 09/22/2017 (e) (n)	19,985
50,000	1.30%, 09/26/2017 (e) (n)	49,955
25,000	1.32%, 11/15/2017 (e) (n)	24,930
	Commonwealth Bank of Australia,
50,000	(1 Month LIBOR + 0.17%), 1.40%, 09/05/2017 (e) (aa)	50,017
87,370	(1 Month LIBOR + 0.18%), 1.42%, 09/23/2017 (e) (aa)	87,371
36,000	(1 Month LIBOR + 0.41%), 1.64%, 09/22/2017 (e) (aa)	36,054
97,000	(1 Month LIBOR + 0.43%), 1.66%, 09/17/2017 (e) (aa)	97,151
73,000	(3 Month LIBOR + 0.35%), 1.66%, 10/20/2017 (e) (aa)	73,045
125,000	(1 Month LIBOR + 0.52%), 1.75%, 09/12/2017 (aa)	125,192
50,000	(1 Month LIBOR + 0.52%), 1.75%, 09/13/2017 (e) (aa)	50,078
88,000	Concord Minutemen Capital Co. LLC, 1.23%, 09/13/2017 (e) (n)	87,961
78,000	Crown Point Capital Co. LLC, 1.45%, 09/22/2017 (e) (n)	77,941
100,000	Danske Corp., 1.30%, 11/20/2017 (e) (n)	99,659
	DBS Bank Ltd.,
100,000	1.30%, 09/19/2017 (e) (n)	99,934
75,000	1.31%, 10/04/2017 (e) (n)	74,911
65,000	DNB Bank ASA, (1 Month LIBOR + 0.13%), 1.36%, 09/21/2017 (e) (aa)	65,005
	Erste Abwicklungsanstalt,
55,000	1.37%, 12/29/2017 (e) (n)	54,756
35,000	(USD 1 Month LIBOR + 0.19%), 1.42%, 09/16/2017 (e) (aa)	35,004
150,000	(1 Month LIBOR + 0.22%), 1.45%, 09/27/2017 (e) (aa)	150,053
37,000	Fairway Finance Co. LLC, (USD 1 Month LIBOR + 0.12%), 1.35%, 09/17/2017 (e) (aa)	37,005
120,000	First Abu Dhabi Bank PJSC, 1.28%, 09/05/2017 (n)	119,982
	ING US Funding LLC,
75,000	(USD 1 Month LIBOR + 0.15%), 1.38%, 09/15/2017 (aa)	75,018

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Commercial Paper — continued
59,000	(USD 1 Month LIBOR + 0.15%), 1.38%, 09/07/2017 (aa)	59,012
240,000	Kells Funding LLC, (1 Month LIBOR + 0.10%), 1.22%, 09/29/2017 (e) (aa)	239,961
30,000	Lexington Parker Capital Co. LLC, 1.37%, 10/24/2017 (e) (n)	29,941
	Liberty Street Funding LLC,
63,750	1.24%, 09/12/2017 (e) (n)	63,724
40,000	1.24%, 09/15/2017 (e) (n)	39,979
	LMA-Americas LLC,
22,000	1.43%, 11/13/2017 (e) (n)	21,940
100,000	1.49%, 01/16/2018 (n)	99,456
	Macquarie Bank Ltd.,
25,000	1.34%, 09/27/2017 (e) (n)	24,976
57,000	1.34%, 09/28/2017 (e) (n)	56,944
35,000	1.37%, 11/22/2017 (e) (n)	34,891
25,000	National Australia Bank Ltd., (3 Month LIBOR + 0.34%), 1.56%, 09/07/2017 (e) (aa)	25,024
231,000	Nederlandse Waterschapsbank NV, 1.41%, 01/29/2018 (e) (n)	229,729
60,000	Nieuw Amsterdam Receivables Corp., 1.24%, 09/13/2017 (e) (n)	59,973
	NRW Bank,
147,250	1.25%, 09/08/2017 (e) (n)	147,212
109,775	1.27%, 10/04/2017 (e) (n)	109,645
50,000	Old Line Funding LLC, (1 Month LIBOR + 0.16%), 1.39%, 09/09/2017 (e) (aa)	49,997
	Oversea-Chinese Banking Corp. Ltd.,
65,000	(1 Month LIBOR + 0.12%), 1.35%, 09/08/2017 (e) (aa)	65,009
40,000	(1 Month LIBOR + 0.21%), 1.44%, 09/15/2017 (e) (aa)	40,006
	Ridgefield Funding Co. LLC,
50,000	1.46%, 01/17/2018 (e) (n)	49,725
60,000	(USD 1 Month LIBOR + 0.35%), 1.58%, 09/07/2017 (e) (aa)	60,005
100,000	Standard Chartered Bank, 1.25%, 09/12/2017 (n)	99,960
	Starbird Funding Corp.,
35,000	1.36%, 12/01/2017 (e) (n)	34,880
45,000	1.36%, 12/07/2017 (e) (n)	44,834
	State of the Netherlands,
150,000	1.20%, 09/07/2017 (e) (n)	149,968
100,000	1.22%, 09/13/2017 (e) (n)	99,961
15,000	Swedbank AB, 1.34%, 12/14/2017 (n)	14,944

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN MONEY MARKET FUNDS	15

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Short-Term Investments — continued
	Commercial Paper — continued
	Thunder Bay Funding LLC,
40,000	(1 Month LIBOR + 0.15%), 1.38%, 09/07/2017 (e) (aa)	39,998
46,500	(1 Month LIBOR + 0.22%), 1.46%, 09/05/2017 (e) (aa)	46,496
50,000	(1 Month LIBOR + 0.40%), 1.63%, 09/17/2017 (e) (aa)	50,040
	Toronto-Dominion Bank (The),
250,000	(1 Month LIBOR + 0.13%), 1.36%, 09/05/2017 (e) (aa)	250,043
125,000	(1 Month LIBOR + 0.20%), 1.44%, 09/22/2017 (e) (aa)	125,019
	Toyota Motor Credit Corp.,
92,000	(1 Month LIBOR + 0.25%), 1.48%, 09/15/2017 (aa)	92,049
75,000	(1 Month LIBOR + 0.28%), 1.51%, 09/03/2017 (aa)	75,041
12,000	Toyota Motor Finance Netherlands BV, (1 Month LIBOR + 0.20%), 1.43%, 09/24/2017 (aa)	12,000
100,000	UBS AG, (USD 1 Month LIBOR + 0.15%), 1.38%, 09/08/2017 (e) (aa)	100,015
	Westpac Banking Corp.,
60,000	(1 Month LIBOR + 0.17%), 1.40%, 09/02/2017 (e) (aa)	60,002
108,600	(1 Month LIBOR + 0.18%), 1.41%, 09/21/2017 (e) (aa)	108,601
35,000	(1 Month LIBOR + 0.23%), 1.46%, 09/20/2017 (e) (aa)	35,022
42,000	(1 Month LIBOR + 0.41%), 1.64%, 09/21/2017 (e) (aa)	42,056
45,000	(1 Month LIBOR + 0.41%), 1.64%, 09/21/2017 (e) (aa)	45,062

		6,571,932

	Time Deposits — 27.2%
515,000	ABN AMRO Bank NV, 1.21%, 09/01/2017	515,000
500,000	Australia & New Zealand Banking Group Ltd., 1.08%, 09/01/2017	500,000
	BNP Paribas SA,
300,000	1.08%, 09/01/2017	300,000
200,000	1.18%, 09/01/2017	200,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Time Deposits — continued
499,530	Canadian Imperial Bank of Commerce, 1.10%, 09/01/2017	499,530
295,000	Chiba Bank Ltd., 1.19%, 09/01/2017	295,000
545,000	China Construction Bank Corp., 1.20%, 09/01/2017	545,000
150,000	Citibank NA, 1.16%, 09/01/2017	150,000
	Cooperatieve Rabobank,
200,000	1.20%, 09/01/2017	200,000
200,000	1.20%, 09/01/2017	200,000
	Credit Industriel et Commercial,
267,758	1.08%, 09/01/2017	267,758
400,000	1.17%, 09/06/2017	400,000
700,000	DNB Bank ASA, 1.08%, 09/01/2017	700,000
	Industrial & Commercial Bank of China Ltd.,
843,000	1.20%, 09/01/2017	843,000
	ING Bank NV,
700,000	1.20%, 09/01/2017	700,000
200,000	1.21%, 09/07/2017	200,000
770,000	KBC Bank NV, 1.09%, 09/01/2017	770,000
200,000	Nordea Bank AB, 1.08%, 09/01/2017	200,000
	Skandinaviska Enskilda Banken AB,
557,616	1.08%, 09/01/2017	557,616
500,000	1.08%, 09/01/2017	500,000
	Standard Chartered Bank,
150,000	1.18%, 09/05/2017	150,000
250,000	1.18%, 09/06/2017	250,000
1,200,000	Swedbank AB, 1.17%, 09/06/2017	1,200,000

		10,142,904

	Total Short-Term Investments (Cost $32,808,386)	32,813,394

	Total Investments — 98.7% (Cost $36,848,306)	36,853,192
	Other Assets in Excess of Liabilities — 1.3%	490,267

	NET ASSETS — 100.0%	$37,343,459

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2017

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Municipal Bonds — 0.4%
	California — 0.4%
	City & County of San Francisco, Multifamily Housing, Taxable, Transbay Block 8 Tower Apartments,
2,000	Series H-3, Rev., VRDO, LOC: Bank of China, 1.28%, 09/07/2017 (z)	2,000
2,000	Series H-4, Rev., VRDO, LOC: Bank of China, 1.28%, 09/07/2017 (z)	2,000

	Total Municipal Bonds (Cost $4,000)	4,000

Repurchase Agreements — 5.7%
20,000	HSBC Securities USA, Inc., 1.41%, dated 08/31/2017, due 09/01/2017, repurchase price $20,001, collateralized by Corporate Bonds, 4.38% - 6.00%, due 05/15/2022 - 11/15/2026, with a value of $21,601.	20,000
25,000	Societe Generale SA, 1.26%, dated 08/31/2017, due 09/01/2017, repurchase price $25,001, collateralized by Corporate Bonds, 1.91% - 6.25%, due 04/25/2019 - 11/01/2066, Corporate Notes, 0.00% - 4.63%, due 11/28/2017 - 05/04/2047, and Sovereign Government Securities, 2.38%, due 01/23/2023, with a value of $26,251.	25,000
6,000	Wells Fargo Securities LLC, 1.26%, dated 08/31/2017, due 09/01/2017, repurchase price $6,000, collateralized by Sovereign Government Securities, 2.00%, due 08/30/2022, with a value of $6,480.	6,000
8,000	Wells Fargo Securities LLC, 1.36%, dated 08/31/2017, due 09/05/2017, repurchase price $8,002, collateralized by Asset-Backed Securities, 0.54% - 5.61%, due 05/25/2036 - 11/19/2051, and Municipal Debt Securities, 5.00% - 5.25%, due 07/01/2029 - 07/01/2042, with a value of $8,795.	8,000
8,000	Wells Fargo Securities LLC, 1.36%, dated 08/31/2017, due 09/01/2017, repurchase price $8,000, collateralized by Asset-Backed Securities, 1.46% - 5.65%, due 09/15/2030 - 05/06/2039, with a value of $8,802.	8,000

	Total Repurchase Agreements (Cost $67,000)	67,000

Short-Term Investments — 94.0%
	Certificates of Deposit — 39.1%
	ABN AMRO Bank NV,
12,000	1.40%, 11/21/2017 (n)	11,963
5,000	1.46%, 01/02/2018	4,975
	Agricultural Bank of China Ltd.,
10,000	1.55%, 09/11/2017	10,000
2,000	1.58%, 09/20/2017 (n)	1,998

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Certificates of Deposit — continued
10,000	Banco Del Estado De Chile, 1.29%, 09/22/2017	10,000
10,000	Bank of Montreal, 1.32%, 09/21/2017	10,000
5,000	Bank of Nova Scotia (The), (USD 1 Month LIBOR + 0.20%), 1.43%, 09/07/2017 (aa)	5,000
2,000	Bank of Tokyo-Mitsubishi UFJ Ltd., 1.40%, 10/31/2017	2,000
	Chiba Bank Ltd.,
3,000	1.38%, 10/03/2017	3,000
20,000	1.40%, 09/07/2017	20,000
	China Construction Bank Corp.,
3,000	1.56%, 09/05/2017	3,000
2,000	1.56%, 09/19/2017	2,000
2,000	1.56%, 10/05/2017	2,000
5,000	1.56%, 10/12/2017	5,000
3,000	1.62%, 09/15/2017 (n)	2,998
	Commonwealth Bank of Australia,
5,000	(USD 1 Month LIBOR + 0.25%), 1.48%, 09/20/2017 (aa)	5,000
5,000	(USD 1 Month LIBOR + 0.41%), 1.65%, 09/23/2017 (aa)	5,000
3,000	(USD 1 Month LIBOR + 0.44%), 1.67%, 09/16/2017 (aa)	3,000
	Cooperatieve Rabobank,
10,000	(USD 3 Month LIBOR + 0.28%), 1.59%, 11/10/2017 (aa)	10,005
1,500	(USD 1 Month LIBOR + 0.42%), 1.65%, 09/01/2017 (aa)	1,500
10,000	(USD 3 Month LIBOR + 0.37%), 1.68%, 10/24/2017 (aa)	10,000
3,000	(USD 1 Month LIBOR + 0.46%), 1.69%, 09/30/2017 (aa)	3,000
	Credit Industriel et Commercial,
10,000	(USD 1 Month LIBOR + 0.15%), 1.38%, 09/10/2017 (aa)	10,000
5,000	(USD 1 Month LIBOR + 0.17%), 1.40%, 09/12/2017 (aa)	5,000
9,000	(USD 1 Month LIBOR + 0.17%), 1.40%, 09/28/2017 (aa)	9,000
5,000	Credit Suisse AG, (USD 1 Month LIBOR + 0.25%), 1.48%, 09/25/2017 (aa)	5,000
	Dexia Credit Local SA,
10,000	(USD 1 Month LIBOR + 0.17%), 1.40%, 09/12/2017 (aa)	10,000
6,000	(USD 1 Month LIBOR + 0.19%), 1.43%, 09/30/2017 (aa)	6,000
15,000	(USD 1 Month LIBOR + 0.25%), 1.49%, 09/24/2017 (aa)	15,000

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN MONEY MARKET FUNDS	17

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — continued
	Certificates of Deposit — continued
	Industrial & Commercial Bank of China Ltd.,
5,000	1.53%, 09/05/2017	5,000
17,000	1.55%, 09/15/2017	17,000
	ING Bank NV,
4,000	(USD 1 Month LIBOR + 0.20%), 1.43%, 09/09/2017 (aa)	4,000
3,000	(USD 1 Month LIBOR + 0.21%), 1.44%, 09/05/2017 (aa)	3,000
3,000	(USD 1 Month LIBOR + 0.25%), 1.48%, 09/10/2017 (aa)	3,000
	KBC Bank NV,
5,000	1.33%, 09/06/2017 (n)	4,999
3,000	1.34%, 09/21/2017 (n)	2,998
5,000	1.38%, 09/29/2017 (n)	4,995
10,000	1.40%, 11/24/2017 (n)	9,967
4,000	1.40%, 11/30/2017 (n)	3,986
2,000	Landesbank Hessen-Thueringen, 1.25%, 09/18/2017	2,000
	Mitsubishi UFJ Trust & Banking Corp.,
3,000	(USD 1 Month LIBOR + 0.18%), 1.41%, 09/28/2017 (aa)	3,000
2,000	(USD 1 Month LIBOR + 0.34%), 1.57%, 09/15/2017 (aa)	2,000
7,000	(USD 1 Month LIBOR + 0.35%), 1.58%, 09/01/2017 (aa)	7,000
7,000	(USD 1 Month LIBOR + 0.35%), 1.59%, 09/21/2017 (aa)	7,000
10,000	Mizuho Bank Ltd., 1.36%, 10/03/2017 (n)	9,988
	National Australia Bank Ltd.,
3,000	1.64%, 11/03/2017	3,000
3,000	(USD 3 Month LIBOR + 0.35%), 1.66%, 11/02/2017 (aa)	3,000
1,000	(USD 1 Month LIBOR + 0.52%), 1.75%, 09/06/2017 (aa)	1,000
	Norinchukin Bank,
10,000	1.25%, 09/22/2017 (n)	9,993
5,000	(USD 1 Month LIBOR + 0.17%), 1.41%, 09/23/2017 (aa)	5,000
12,000	(USD 1 Month LIBOR + 0.25%), 1.48%, 09/13/2017 (aa)	12,000
10,000	Oversea-Chinese Banking Corp. Ltd., (USD 1 Month LIBOR + 0.16%), 1.39%, 09/20/2017 (aa)	10,000
5,000	Royal Bank of Canada, (USD 1 Month LIBOR + 0.32%), 1.55%, 09/16/2017 (aa)	5,000
	Standard Chartered Bank,
10,000	1.37%, 11/03/2017 (n)	9,976

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Certificates of Deposit — continued
4,000	(USD 1 Month LIBOR + 0.16%), 1.40%, 09/29/2017 (aa)	4,000
4,000	State Street Bank & Trust Co., 1.30%, 10/23/2017	4,000
	Sumitomo Mitsui Banking Corp.,
10,000	(USD 1 Month LIBOR + 0.19%), 1.42%, 09/06/2017 (aa)	10,000
5,000	(USD 1 Month LIBOR + 0.19%), 1.42%, 09/22/2017 (aa)	5,000
10,000	(USD 1 Month LIBOR + 0.26%), 1.49%, 09/19/2017 (aa)	10,000
5,000	(USD 1 Month LIBOR + 0.27%), 1.50%, 09/07/2017 (aa)	5,000
5,000	(USD 1 Month LIBOR + 0.35%), 1.58%, 09/03/2017 (aa)	5,000
5,000	Sumitomo Mitsui Trust Bank Ltd., (USD 1 Month LIBOR + 0.20%), 1.43%, 09/19/2017 (aa)	5,000
	Svenska Handelsbanken AB,
3,000	(USD 1 Month LIBOR + 0.13%), 1.37%, 09/30/2017 (aa)	3,000
5,000	(USD 1 Month LIBOR + 0.15%), 1.38%, 09/27/2017 (aa)	5,000
5,000	(USD 1 Month LIBOR + 0.16%), 1.39%, 09/17/2017 (aa)	5,000
	Toronto-Dominion Bank (The),
15,000	1.30%, 09/28/2017	15,000
7,000	(USD 1 Month LIBOR + 0.26%), 1.49%, 09/18/2017 (aa)	7,000
5,000	(USD 1 Month LIBOR + 0.32%), 1.55%, 09/20/2017 (aa)	5,000
3,000	(USD 1 Month LIBOR + 0.52%), 1.75%, 09/05/2017 (aa)	3,000
2,000	(USD 1 Month LIBOR + 0.53%), 1.76%, 09/18/2017 (aa)	2,000
	Wells Fargo Bank NA,
5,000	(USD 1 Month LIBOR + 0.25%), 1.48%, 09/19/2017 (aa)	5,000
2,000	(USD 3 Month LIBOR + 0.35%), 1.65%, 10/09/2017 (aa)	2,000
20,000	(USD 3 Month LIBOR + 0.38%), 1.69%, 10/21/2017 (aa)	20,000

		460,341

	Commercial Paper — 23.7%
	Agricultural Bank of China Ltd.,
6,000	1.56%, 10/06/2017 (e) (n)	5,991
2,000	1.56%, 10/10/2017 (e) (n)	1,997

SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment— continued
	Commercial Paper — continued
5,000	Alpine Securitization Corp., (USD 1 Month LIBOR + 0.30%), 1.53%, 09/26/2017 (e) (aa)	5,000
10,000	Alpine Securitization Ltd., 1.48%, 01/22/2018 (e) (n)	9,942
4,000	Antalis SA, 1.34%, 11/16/2017 (e) (n)	3,989
10,000	Bank Nederlandse Gemeenten NV, 1.42%, 01/31/2018 (e)	9,940
	Bank of China Ltd.,
6,000	1.56%, 09/22/2017 (n)	5,994
10,000	1.56%, 10/06/2017 (e) (n)	9,985
1,000	Bank of Nova Scotia (The), (USD 1 Month LIBOR + 0.40%), 1.63%, 09/21/2017 (e) (aa)	1,000
	Bedford Row Funding Corp.,
5,000	(3 Month LIBOR + 0.19%), 1.44%, 09/20/2017 (e) (aa)	5,000
3,000	(3 Month LIBOR + 0.15%), 1.45%, 10/20/2017 (e) (aa)	3,000
7,000	(1 Month LIBOR + 0.46%), 1.69%, 09/17/2017 (e) (aa)	7,000
10,000	(3 Month LIBOR + 0.41%), 1.71%, 10/13/2017 (e) (aa)	10,000
3,000	BNP Paribas SA, 1.47%, 01/16/2018 (n)	2,983
5,000	Caisse des Depots et Consignations, 1.42%, 02/01/2018 (e) (n)	4,970
	Canadian Imperial Bank of Commerce,
5,000	(1 Month LIBOR + 0.15%), 1.38%, 09/21/2017 (e) (aa)	5,000
4,000	(1 Month LIBOR + 0.54%), 1.77%, 09/22/2017 (e) (aa)	4,000
	Cancara Asset Securitisation LLC,
5,000	1.29%, 09/22/2017(e) (n)	4,996
10,000	1.30%, 09/26/2017(e) (n)	9,991
5,000	CDP Financial, Inc., 1.28%, 10/05/2017 (e) (n)	4,994
15,000	Commonwealth Bank of Australia, (1 Month LIBOR + 0.18%), 1.42%, 09/23/2017 (e) (aa)	14,999
2,000	Crown Point Capital Co. LLC, 1.45%, 09/22/2017 (e) (n)	1,998
5,000	Danske Corp., 1.30%, 11/20/2017 (e) (n)	4,986
10,000	Erste Abwicklungsanstalt, (USD 1 Month LIBOR + 0.19%), 1.42%, 09/16/2017 (e) (aa)	10,000
5,000	ING US Funding LLC, (USD 1 Month LIBOR + 0.15%), 1.38%, 09/07/2017 (aa)	5,000
7,000	Kells Funding LLC, (1 Month LIBOR + 0.10%), 1.22%, 09/29/2017 (e) (aa)	7,000
10,000	Liberty Street Funding LLC, 1.24%, 09/15/2017 (e) (n)	9,995

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Commercial Paper — continued
	LMA-Americas LLC,
10,000	1.43%, 11/13/2017 (e) (n)	9,971
3,000	1.49%, 01/22/2018 (e) (n)	2,982
5,000	Nederlandse Waterschapsbank NV, 1.41%, 01/29/2018 (e) (n)	4,971
1,500	Old Line Funding LLC, (1 Month LIBOR + 0.16%), 1.39%, 09/09/2017 (e) (aa)	1,500
2,000	Oversea-Chinese Banking Corp. Ltd., (1 Month LIBOR + 0.21%), 1.44%, 09/15/2017 (e) (aa)	2,000
2,616	Ridgefield Funding Co. LLC, 1.30%, 10/03/2017 (e) (n)	2,613
5,000	Standard Chartered Bank, 1.25%, 09/12/2017 (n)	4,998
5,000	Starbird Funding Corp., 1.36%, 12/07/2017 (e) (n)	4,982
20,000	Thunder Bay Funding LLC, 1.15%, 09/01/2017 (e)	20,000
10,000	Toronto-Dominion Bank (The), (1 Month LIBOR + 0.20%), 1.44%, 09/22/2017 (e) (aa)	10,000
3,000	Toyota Finance Australia Ltd., (1 Month LIBOR + 0.19%), 1.42%, 09/21/2017 (aa)	3,000
	Toyota Motor Credit Corp.,
25,000	(1 Month LIBOR + 0.25%), 1.48%, 09/15/2017 (aa)	25,000
5,000	(1 Month LIBOR + 0.28%), 1.51%, 09/03/2017 (aa)	5,000
5,000	UBS AG, (USD 1 Month LIBOR + 0.15%), 1.38%, 09/08/2017 (e) (aa)	5,000
	Westpac Banking Corp.,
3,000	(1 Month LIBOR + 0.17%), 1.40%, 09/02/2017 (e) (aa)	3,000
5,000	(1 Month LIBOR + 0.23%), 1.46%, 09/20/2017 (e) (aa)	5,000

		279,767

	Time Deposits — 31.2%
5,000	ABN AMRO Bank NV, 1.21%, 09/01/2017	5,000
30,000	Agricultural Bank of China Ltd., 1.20%, 09/01/2017	30,000
25,000	China Construction Bank Corp., 1.20%, 09/01/2017	25,000
30,000	Cooperatieve Rabobank, 1.20%, 09/01/2017	30,000
41,000	Credit Agricole Corporate & Investment Bank SA, 1.08%, 09/01/2017	41,000
10,000	Credit Industriel et Commercial, 1.08%, 09/01/2017	10,000
30,000	Industrial & Commercial Bank of China Ltd., 1.20%, 09/01/2017	30,000

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN MONEY MARKET FUNDS	19

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — continued
	Time Deposits — continued
	ING Bank NV,
15,000	1.20%, 09/01/2017	15,000
15,000	1.21%, 09/07/2017	15,000
30,000	KBC Bank NV, 1.09%, 09/01/2017	30,000
49,721	Natixis SA, 1.07%, 09/01/2017	49,721
33,000	Nordea Bank AB, 1.08%, 09/01/2017	33,000
2,000	Skandinaviska Enskilda Banken AB, 1.08%, 09/01/2017	2,000
52,000	Swedbank AB, 1.17%, 09/06/2017	52,000

		367,721

	Total Short-Term Investments (Cost $1,107,829)	1,107,829

	Total Investments — 100.1% (Cost $1,178,829)*	1,178,829
	Liabilities in Excess of Other Assets — (0.1)%	(614)

	NET ASSETS — 100.0%	$1,178,215

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2017

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
U.S. Government Agency Securities — 35.4%
	FFCB — 2.0%
165,000	(USD 1 Month LIBOR - 0.13%), 1.10%, 09/14/2017 (aa)	165,000
100,000	1.20%, 01/31/2018	99,498
153,000	(USD 1 Month LIBOR + 0.00%), 1.23%, 09/25/2017 (aa)	152,998
400,000	(USD 1 Month LIBOR + 0.02%), 1.25%, 09/27/2017 (aa)	400,000
119,100	(USD 1 Month LIBOR + 0.05%), 1.28%, 09/13/2017 (aa)	119,101
350,000	(USD 1 Month LIBOR + 0.06%), 1.29%, 09/29/2017 (aa)	350,000
250,000	(USD 1 Month LIBOR + 0.07%), 1.30%, 09/16/2017 (aa)	249,981
500,000	(USD 1 Month LIBOR + 0.09%), 1.32%, 09/02/2017 (aa)	499,979
375,000	(USD 1 Month LIBOR + 0.09%), 1.32%, 09/19/2017 (aa)	375,000
36,425	(USD 1 Month LIBOR + 0.16%), 1.39%, 09/26/2017 (aa)	36,470
300,000	(Federal Reserve Bank Prime Loan Rate - 2.83%), 1.42%, 09/01/2017 (aa)	300,000

		2,748,027

	FHLB — 30.0%
515,995	0.63%, 10/26/2017	515,886
525,000	(USD 3 Month LIBOR - 0.33%), 0.88%, 09/08/2017 (aa)	525,000
500,000	(USD 3 Month LIBOR - 0.33%), 0.90%, 09/10/2017 (aa)	500,000
500,000	(USD 3 Month LIBOR - 0.39%), 0.93%, 10/24/2017 (aa)	500,000
500,000	(USD 3 Month LIBOR - 0.38%), 0.93%, 10/24/2017 (aa)	500,000
965,000	(USD 3 Month LIBOR - 0.39%), 0.93%, 10/25/2017 (aa)	965,000
350,000	(USD 3 Month LIBOR - 0.39%), 0.93%, 10/25/2017 (aa)	350,003
195,000	(USD 3 Month LIBOR - 0.39%), 0.93%, 10/25/2017 (aa)	195,001
550,000	(USD 3 Month LIBOR - 0.38%), 0.93%, 11/01/2017 (aa)	550,000
500,000	(USD 3 Month LIBOR - 0.38%), 0.93%, 11/02/2017 (aa)	500,000
400,000	(USD 3 Month LIBOR - 0.38%), 0.93%, 11/08/2017 (aa)	400,000
225,000	(USD 3 Month LIBOR - 0.38%), 0.93%, 11/08/2017 (aa)	225,000
250,000	(USD 3 Month LIBOR - 0.38%), 0.93%, 11/10/2017 (aa)	250,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	FHLB — continued
250,000	(USD 3 Month LIBOR - 0.36%), 0.94%, 10/10/2017 (aa)	250,000
500,000	(USD 3 Month LIBOR - 0.37%), 0.94%, 10/11/2017 (aa)	500,000
500,000	(USD 3 Month LIBOR - 0.37%), 0.94%, 10/12/2017 (aa)	500,000
70,000	(USD 3 Month LIBOR - 0.36%), 0.95%, 10/05/2017 (aa)	70,000
500,000	(USD 3 Month LIBOR - 0.36%), 0.95%, 10/06/2017 (aa)	500,000
439,000	(USD 3 Month LIBOR - 0.32%), 0.98%, 09/30/2017 (aa)	439,000
500,000	(USD 3 Month LIBOR - 0.33%), 0.98%, 10/12/2017 (aa)	500,000
500,000	(USD 3 Month LIBOR - 0.32%), 0.99%, 10/11/2017 (aa)	500,000
625,000	(USD 3 Month LIBOR - 0.17%), 1.05%, 09/06/2017 (aa)	624,982
110,000	(USD 1 Month LIBOR - 0.18%), 1.05%, 09/09/2017 (aa)	109,998
150,000	(USD 1 Month LIBOR - 0.16%), 1.07%, 09/18/2017 (aa)	150,000
500,000	(USD 1 Month LIBOR - 0.16%), 1.07%, 09/20/2017 (aa)	500,000
250,000	(USD 1 Month LIBOR - 0.16%), 1.07%, 09/25/2017 (aa)	250,000
528,000	(USD 1 Month LIBOR - 0.16%), 1.07%, 09/25/2017 (aa)	528,000
900,000	(USD 1 Month LIBOR - 0.16%), 1.08%, 09/23/2017 (aa)	900,000
500,000	(USD 1 Month LIBOR - 0.15%), 1.09%, 09/28/2017 (aa)	500,000
480,000	(USD 1 Month LIBOR - 0.15%), 1.09%, 09/28/2017 (aa)	480,000
500,000	(USD 1 Month LIBOR - 0.13%), 1.10%, 09/10/2017 (aa)	500,000
500,000	(USD 1 Month LIBOR - 0.13%), 1.10%, 09/15/2017 (aa)	500,000
1,100,000	(USD 1 Month LIBOR - 0.13%), 1.10%, 09/21/2017 (aa)	1,100,000
428,000	(USD 1 Month LIBOR - 0.13%), 1.10%, 09/25/2017 (aa)	428,000
500,000	(USD 1 Month LIBOR - 0.12%), 1.11%, 09/01/2017 (aa)	500,000
225,000	(USD 1 Month LIBOR - 0.12%), 1.11%, 09/01/2017 (aa)	225,000
1,150,000	(USD 1 Month LIBOR - 0.12%), 1.11%, 09/01/2017 (aa)	1,150,000
750,000	(USD 1 Month LIBOR - 0.12%), 1.11%, 09/13/2017 (aa)	750,000

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN MONEY MARKET FUNDS	21

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Government Agency Securities — continued
	FHLB — continued
500,000	(USD 1 Month LIBOR - 0.12%), 1.11%, 09/17/2017 (aa)	500,000
200,000	(USD 1 Month LIBOR - 0.12%), 1.11%, 09/17/2017 (aa)	200,000
850,000	(USD 1 Month LIBOR - 0.12%), 1.11%, 09/27/2017 (aa)	850,000
950,000	(USD 1 Month LIBOR - 0.12%), 1.11%, 09/27/2017 (aa)	950,000
250,000	(USD 1 Month LIBOR - 0.12%), 1.11%, 09/28/2017 (aa)	250,000
350,000	(USD 1 Month LIBOR - 0.12%), 1.11%, 09/28/2017 (aa)	350,000
400,000	(USD 3 Month LIBOR - 0.19%), 1.11%, 10/17/2017 (aa)	400,000
200,000	(USD 3 Month LIBOR - 0.19%), 1.11%, 10/18/2017 (aa)	200,000
225,000	(USD 3 Month LIBOR - 0.21%), 1.11%, 10/24/2017 (aa)	225,000
250,000	(USD 3 Month LIBOR - 0.21%), 1.11%, 10/24/2017 (aa)	250,000
250,000	(USD 3 Month LIBOR - 0.21%), 1.11%, 10/25/2017 (aa)	250,000
500,000	(USD 1 Month LIBOR - 0.11%), 1.12%, 09/09/2017 (aa)	500,000
500,000	(USD 1 Month LIBOR - 0.11%), 1.12%, 09/11/2017 (aa)	500,000
395,000	(USD 1 Month LIBOR - 0.11%), 1.12%, 09/11/2017 (aa)	395,000
250,000	(USD 1 Month LIBOR - 0.11%), 1.12%, 09/12/2017 (aa)	250,000
450,000	(USD 1 Month LIBOR - 0.11%), 1.12%, 09/19/2017 (aa)	450,000
500,000	(USD 1 Month LIBOR - 0.12%), 1.12%, 09/23/2017 (aa)	500,000
500,000	(USD 1 Month LIBOR - 0.12%), 1.12%, 09/24/2017 (aa)	500,000
250,000	(USD 3 Month LIBOR - 0.20%), 1.12%, 11/24/2017 (aa)	250,000
500,000	(USD 1 Month LIBOR - 0.10%), 1.13%, 09/09/2017 (aa)	500,000
350,000	(USD 1 Month LIBOR - 0.10%), 1.13%, 09/27/2017 (aa)	349,953
350,000	(USD 1 Month LIBOR - 0.10%), 1.13%, 09/29/2017 (aa)	350,000
425,000	(USD 1 Month LIBOR - 0.09%), 1.14%, 09/11/2017 (aa)	425,000
225,000	(USD 1 Month LIBOR - 0.09%), 1.14%, 09/14/2017 (aa)	225,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	FHLB — continued
250,000	(USD 1 Month LIBOR - 0.09%), 1.14%, 09/14/2017 (aa)	250,000
350,000	(USD 1 Month LIBOR - 0.08%), 1.15%, 09/04/2017 (aa)	350,000
1,975,000	(USD 1 Month LIBOR - 0.08%), 1.15%, 09/11/2017 (aa)	1,975,000
500,000	(USD 1 Month LIBOR - 0.08%), 1.15%, 09/16/2017 (aa)	500,000
500,000	(USD 1 Month LIBOR - 0.08%), 1.15%, 09/16/2017 (aa)	500,000
500,000	(USD 3 Month LIBOR - 0.16%), 1.15%, 10/05/2017 (aa)	500,000
450,000	(USD 3 Month LIBOR - 0.15%), 1.16%, 11/12/2017 (aa)	450,000
975,000	(USD 3 Month LIBOR - 0.15%), 1.16%, 11/18/2017 (aa)	975,000
225,000	(USD 3 Month LIBOR - 0.15%), 1.16%, 11/18/2017 (aa)	224,999
385,700	(USD 3 Month LIBOR - 0.15%), 1.16%, 11/23/2017 (aa)	385,711
250,000	(USD 3 Month LIBOR - 0.05%), 1.17%, 09/07/2017 (aa)	250,000
200,000	(USD 1 Month LIBOR - 0.07%), 1.17%, 09/23/2017 (aa)	200,000
525,000	(USD 3 Month LIBOR - 0.15%), 1.17%, 11/15/2017 (aa)	525,000
150,000	(USD 3 Month LIBOR - 0.04%), 1.18%, 09/07/2017 (aa)	150,000
250,000	(USD 3 Month LIBOR - 0.04%), 1.18%, 09/07/2017 (aa)	250,000
500,000	(USD 3 Month LIBOR - 0.06%), 1.19%, 09/17/2017 (aa)	500,000
250,000	(USD 3 Month LIBOR - 0.02%), 1.20%, 09/04/2017 (aa)	250,002
700,000	(USD 3 Month LIBOR - 0.03%), 1.20%, 09/11/2017 (aa)	699,999
210,000	(USD 3 Month LIBOR - 0.02%), 1.21%, 09/11/2017 (aa)	210,000
100,000	(USD 3 Month LIBOR - 0.06%), 1.21%, 09/17/2017 (aa)	100,085
175,000	(USD 3 Month LIBOR - 0.10%), 1.21%, 11/02/2017 (aa)	175,000
250,000	(USD 3 Month LIBOR - 0.09%), 1.22%, 11/02/2017 (aa)	249,996
250,000	(USD 3 Month LIBOR - 0.09%), 1.22%, 11/09/2017 (aa)	250,000
150,000	(USD 3 Month LIBOR - 0.09%), 1.22%, 11/10/2017 (aa)	150,000

SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Government Agency Securities — continued
	FHLB — continued
100,000	(USD 3 Month LIBOR - 0.09%), 1.22%, 11/10/2017 (aa)	100,000
500,000	(USD 3 Month LIBOR - 0.07%), 1.23%, 09/30/2017 (aa)	499,995
199,700	(USD 3 Month LIBOR - 0.08%), 1.23%, 10/29/2017 (aa)	199,777
500,000	(USD 3 Month LIBOR - 0.09%), 1.23%, 11/20/2017 (aa)	500,000
400,000	(USD 3 Month LIBOR - 0.09%), 1.23%, 11/20/2017 (aa)	400,000
300,000	(USD 3 Month LIBOR - 0.07%), 1.24%, 10/25/2017 (aa)	300,000
500,000	(USD 1 Month LIBOR + 0.02%), 1.25%, 09/26/2017 (aa)	500,000
20,175	(USD 1 Month LIBOR + 0.04%), 1.27%, 09/29/2017 (aa)	20,185
448,000	(USD 3 Month LIBOR - 0.02%), 1.28%, 09/29/2017 (aa)	448,020
60,580	(USD 1 Month LIBOR + 0.07%), 1.30%, 09/07/2017 (aa)	60,580
250,000	(USD 1 Month LIBOR + 0.07%), 1.30%, 09/15/2017 (aa)	250,000
181,500	DN, 0.84%, 09/20/2017 (n)	181,420
220,000	DN, 1.00%, 12/06/2017 (n)	219,413
240,000	DN, 1.09%, 10/25/2017 (n)	239,609

		42,040,614

	FHLMC — 2.2%
250,000	(USD 3 Month LIBOR - 0.38%), 0.93%, 10/24/2017 (aa)	250,000
465,000	(USD 3 Month LIBOR - 0.25%), 1.06%, 10/24/2017 (aa)	465,000
500,000	1.08%, 11/03/2017	499,055
675,000	(USD 3 Month LIBOR + 0.02%), 1.24%, 09/08/2017 (aa)	675,000
1,175,000	(USD 3 Month LIBOR - 0.03%), 1.27%, 10/08/2017 (aa)	1,175,000
83,500	(USD 3 Month LIBOR - 0.03%), 1.27%, 10/12/2017 (aa)	83,500

		3,147,555

	FNMA — 1.2%
516,954	0.88%, 02/08/2018	516,682
500,000	(USD 3 Month LIBOR - 0.05%), 1.23%, 09/21/2017 (aa)	500,085
250,000	(USD 1 Month LIBOR + 0.01%), 1.24%, 09/05/2017 (aa)	249,997
400,000	(USD 1 Month LIBOR + 0.01%), 1.24%, 09/08/2017 (aa)	399,999

		1,666,763

	Total U.S. Government Agency Securities (Cost $49,602,959)	49,602,959

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligations — 3.7%
	U.S. Treasury Notes — 3.7%
1,500,000	0.63%, 09/30/2017	1,499,757
500,000	0.63%, 11/30/2017	499,686
90,000	0.75%, 10/31/2017	89,988
500,000	0.75%, 12/31/2017	499,329
500,000	0.75%, 01/31/2018	499,090
600,000	0.88%, 10/15/2017	600,011
210,000	1.00%, 09/15/2017	210,015
700,000	1.88%, 09/30/2017	700,576
100,000	1.88%, 10/31/2017	100,171
150,000	2.25%, 11/30/2017	150,499
200,000	2.63%, 01/31/2018	201,167
170,000	4.25%, 11/15/2017	171,174

	Total U.S. Treasury Obligations (Cost $5,221,463)	5,221,463

Repurchase Agreements — 56.8%
8,000,000	Agency Joint Trading Account I, J.P. Morgan Investment Management Inc., as agent, 1.06-1.10%, dated 08/31/2017, due 09/01/2017, repurchase price $8,000,239. [1]	8,000,000
636,336	Agency Joint Trading Account II, J.P. Morgan Investment Management Inc., as agent, 1.07%-1.08%, dated 08/31/2017, due 09/01/2017, repurchase price $636,355. [2]	636,336
250,000	Bank of America Corp., 1.08%, dated 08/31/2017, due 09/01/2017, repurchase price $250,008, collateralized by FHLMC, 3.50%, due 07/01/2045, with a value of $255,000.	250,000
1,250,000	Barclays Capital, Inc., 1.04%, dated 08/31/2017, due 09/05/2017, repurchase price $1,250,181, collateralized by FHLMC, 1.60% - 8.33%, due 09/25/2020 - 05/25/2050, FNMA, 1.25% - 9.40%, due 06/25/2020 - 09/25/2051, GNMA, 2.12% - 6.47%, due 02/20/2029 - 03/20/2066 and Tennessee Valley Authority, 0.00%, due 12/15/2017, with a value of $1,278,866.	1,250,000
250,000	Barclays Capital, Inc., 1.04%, dated 08/31/2017, due 09/06/2017, repurchase price $250,043, collateralized by FNMA, 6.60%, due 03/18/2027, and GNMA, 3.00% - 4.50%, due 03/20/2047 - 08/20/2047, with a value of $255,000.	250,000

AUGUST 31, 2017	J.P. MORGAN MONEY MARKET FUNDS	23

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Repurchase Agreements — continued
750,000	Barclays Capital, Inc., 1.05%, dated 08/31/2017, due 09/07/2017, repurchase price $750,153, collateralized by U.S. Treasury Securities, 0.00% - 6.00%, due 02/15/2019 - 08/15/2045, with a value of $765,000.	750,000
1,000,000	BNP Paribas SA, 1.09%, dated 08/31/2017, due 11/20/2017, repurchase price $1,000,212, collateralized by U.S. Treasury Securities, 0.00% - 3.88%, due 11/16/2017 - 04/15/2032, with a value of $1,022,810.	1,000,000
1,000,000	BNP Paribas SA, 1.10%, dated 08/31/2017, due 09/14/2017, repurchase price $1,000,214, collateralized by FHLB, 1.48%, due 01/28/2020, FHLMC, 2.50% - 7.50%, due 03/01/2025 - 08/01/2047, FNMA, 0.00% - 7.50%, due 11/01/2022 - 07/01/2047, GNMA, 1.91% - 8.00%, due 09/20/2022 - 08/20/2047 and U.S. Treasury Securities, 0.00% - 2.25%, due 02/08/2018 - 02/15/2026, with a value of $1,022,805.	1,000,000
1,250,000	BNP Paribas SA, 1.12%, dated 08/31/2017, due 12/13/2017, repurchase price $1,250,272, collateralized by FHLMC, 0.00% - 6.50%, due 10/01/2018 - 07/01/2047, FNMA, 0.00% - 7.00%, due 01/01/2018 - 05/25/2047, GNMA, 2.13% - 6.00%, due 06/20/2025 - 04/20/2065 and U.S. Treasury Securities, 0.00% - 8.75%, due 09/14/2017 - 08/15/2043, with a value of $1,280,100.	1,250,000
1,500,000	BNP Paribas SA, 1.12%, dated 08/31/2017, due 12/15/2017, repurchase price $1,500,327, collateralized by FHLMC, 2.45% - 8.00%, due 05/01/2019 - 07/01/2047, FNMA, 1.83% - 7.50%, due 01/01/2018 - 08/25/2047, GNMA, 1.91% - 6.94%, due 01/20/2028 - 03/15/2057 and U.S. Treasury Securities, 1.25% - 2.50%, due 12/31/2018 - 05/15/2046, with a value of $1,536,093.	1,500,000
500,000	BNP Paribas SA, 1.13%, dated 08/31/2017, due 11/10/2017, repurchase price $501,114, collateralized by FFCB, 2.50% - 3.33%, due 07/12/2027 - 04/28/2037, FHLB, 1.48% - 4.00%, due 01/28/2020 - 09/01/2028, FHLMC, 0.00% - 6.50%, due 01/13/2022 - 02/01/2047, FNMA, 0.00% - 7.00%, due 03/23/2028 - 09/01/2046, GNMA, 1.91% - 6.58%, due 06/20/2030 - 07/20/2063 and U.S. Treasury Securities, 0.00% - 8.00%, due 09/14/2017 - 08/15/2046, with a value of $511,666.	500,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

500,000	BNP Paribas SA, 1.13%, dated 08/31/2017, due 11/13/2017, repurchase price $501,161, collateralized by FHLB, 4.00%, due 09/01/2028, FHLMC, 1.50% - 6.50%, due 06/15/2031 - 07/01/2047, FNMA, 1.29% - 7.50%, due 05/01/2024 - 04/01/2047 and GNMA, 1.76% - 3.50%, due 09/20/2018 - 04/20/2067, with a value of $512,358.	500,000
500,000	BNP Paribas SA, 1.14%, dated 08/31/2017, due 12/08/2017, repurchase price $500,111, collateralized by U.S. Treasury Securities, 0.00% - 3.75%, due 11/15/2020 - 11/15/2045, with a value of $512,600.	500,000
1,500,000	BNP Paribas SA, 1.14%, dated 08/31/2017, due 12/11/2017, repurchase price $1,500,333, collateralized by FHLMC, 2.50% - 6.50%, due 04/01/2019 - 07/01/2047, FNMA, 1.29% - 7.50%, due 02/01/2020 - 08/25/2047, GNMA, 1.50% - 10.00%, due 04/15/2018 - 07/20/2067 and U.S. Treasury Securities, 0.13% - 3.00%, due 07/31/2019 - 05/15/2046, with a value of $1,537,288.	1,500,000
1,000,000	BNP Paribas SA, 1.15%, dated 08/31/2017, due 12/07/2017, repurchase price $1,000,224, collateralized by FHLMC, 0.00% - 7.00%, due 05/01/2019 - 07/01/2047, FNMA, 0.00% - 7.00%, due 09/01/2024 - 05/01/2047, GNMA, 2.13% - 8.50%, due 12/20/2021 - 11/20/2061 and U.S. Treasury Securities, 0.00% - 2.88%, due 03/31/2018 - 08/15/2043, with a value of $1,025,971.	1,000,000
1,000,000	BNP Paribas SA, 1.15%, dated 08/31/2017, due 12/08/2017, repurchase price $1,000,224, collateralized by FFCB, 3.37%, due 05/01/2035, FHLMC, 2.18% - 4.82%, due 07/01/2024 - 08/01/2047, FNMA, 0.88% - 7.00%, due 05/21/2018 - 08/01/2047, GNMA, 1.75% - 6.50%, due 02/20/2023 - 03/20/2067 and U.S. Treasury Securities, 0.00% - 2.50%, due 09/14/2017 - 01/15/2029, with a value of $1,025,064.	1,000,000
1,350,000	BNP Paribas SA, 1.15%, dated 08/31/2017, due 12/08/2017, repurchase price $1,350,302, collateralized by FFCB, 3.33%, due 02/01/2033, FHLMC, 2.15% - 7.00%, due 12/01/2022 - 07/01/2047, FNMA, 1.29% - 8.00%, due 03/01/2022 - 08/01/2047, GNMA, 1.75% - 10.00%, due 02/15/2018 - 04/20/2067 and U.S. Treasury Securities, 0.00% - 4.25%, due 01/11/2018 - 02/15/2046, with a value of $1,384,560.	1,350,000

SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Repurchase Agreements — continued
1,000,000	BNP Paribas Securities Corp., 1.10%, dated 08/31/2017, due 10/16/2017, repurchase price $1,000,214, collateralized by FHLMC, 1.50% - 6.50%, due 10/01/2027 - 07/01/2047, FNMA, 0.00% - 7.50%, due 01/01/2018 - 06/01/2047, GNMA, 1.75% - 7.00%, due 12/15/2026 - 08/20/2047 and U.S. Treasury Securities, 0.00% - 2.38%, due 01/25/2018 - 05/15/2045, with a value of $1,022,712.	1,000,000
500,000	Credit Agricole Corporate & Investment Bank SA, 1.03%, dated 08/31/2017, due 09/06/2017, repurchase price $500,086, collateralized by U.S. Treasury Securities, 0.88% - 2.00%, due 05/15/2019 - 10/31/2023, with a value of $510,000.	500,000
500,000	Credit Agricole Corporate & Investment Bank SA, 1.06%, dated 08/31/2017, due 09/01/2017, repurchase price $500,015, collateralized by U.S. Treasury Securities, 2.00% - 3.63%, due 05/31/2024 - 02/15/2044, with a value of $510,000.	500,000
100,000	Credit Suisse Securities USA LLC, 1.03%, dated 08/31/2017, due 09/06/2017, repurchase price $100,017, collateralized by FHLMC, 0.36% - 3.39%, due 04/25/2023 - 12/25/2041, FNMA, 2.53%, due 09/25/2024, and GNMA, 3.00%, due 02/16/2049, with a value of $103,728.	100,000
2,750,000	Credit Suisse Securities USA LLC, 1.05%, dated 08/31/2017, due 09/01/2017, repurchase price $2,750,080, collateralized by U.S. Treasury Securities, 0.75% - 8.13%, due 04/30/2018 - 05/15/2046, with a value of $2,805,003.	2,750,000
1,000,000	Credit Suisse Securities USA LLC, 1.06%, dated 08/31/2017, due 09/01/2017, repurchase price $1,000,029, collateralized by GNMA, 2.50% - 7.00%, due 10/15/2026 - 07/15/2058, with a value of $1,020,001.	1,000,000
250,000	Credit Suisse Securities USA LLC, 1.07%, dated 08/31/2017, due 09/01/2017, repurchase price $250,007, collateralized by FHLMC, 3.49%, due 01/25/2024, and FNMA, 2.39%, due 01/25/2023, with a value of $257,502.	250,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

1,250,000	Credit Suisse Securities USA LLC, (1 Month LIBOR - 0.05%)1.18%, dated 08/31/2017, due 03/16/2018, repurchase price $1,251,432, collateralized by FHLMC, 0.00% - 12.76%, due 04/15/2021 - 12/15/2046, FNMA, 0.00% - 26.21%, due 12/25/2019 - 09/25/2047, and GNMA, 0.00% - 11.07%, due 02/16/2033 - 01/15/2059, with a value of $1,287,500. (aa)	1,250,000
3,000,000	Daiwa Capital Markets, Inc., 1.10%, dated 08/31/2017, due 09/01/2017, repurchase price $3,000,092, collateralized by FFCB, 1.14%, due 02/01/2019, FHLB, 1.94% - 2.70%, due 04/27/2022 - 09/19/2036, FHLMC, 2.62% - 4.50%, due 10/01/2026 - 08/01/2047, FNMA, 2.50% - 5.50%, due 06/01/2023 - 08/01/2047, GNMA, 1.58% - 5.50%, due 05/20/2032 - 08/20/2047 and U.S. Treasury Securities, 0.00% - 3.88%, due 09/14/2017 - 08/15/2046, with a value of $3,061,057.	3,000,000
200,000	Deutsche Bank Securities, Inc., 1.07%, dated 08/31/2017, due 09/01/2017, repurchase price $200,006, collateralized by U.S. Treasury Securities, 2.00% - 2.88%, due 11/15/2026 - 05/15/2043, with a value of $204,000.	200,000
750,000	Deutsche Bank Securities, Inc., 1.07%, dated 08/31/2017, due 09/01/2017, repurchase price $750,022, collateralized by GNMA, 3.50%, due 02/20/2043 - 05/20/2047, and U.S. Treasury Securities, 0.00% - 2.13%, due 12/31/2022 - 02/15/2040, with a value of $765,000.	750,000
375,000	Deutsche Bank Securities, Inc., 1.08%, dated 08/31/2017, due 09/01/2017, repurchase price $375,011, collateralized by FHLMC, 2.10% - 6.50%, due 09/01/2026 - 07/01/2047, FNMA, 2.00% - 7.00%, due 11/01/2020 - 04/01/2053, and U.S. Treasury Securities, 1.75% - 1.88%, due 02/28/2022 - 05/15/2023, with a value of $382,500.	375,000
750,000	Deutsche Bank Securities, Inc., 1.08%, dated 08/31/2017, due 09/06/2017, repurchase price $750,135, collateralized by GNMA, 2.94% - 8.50%, due 11/15/2021 - 07/20/2067, and U.S. Treasury Securities, 1.13% - 4.38%, due 12/15/2019 - 05/15/2040, with a value of $765,000.	750,000

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN MONEY MARKET FUNDS	25

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Repurchase Agreements — continued
750,000	Deutsche Bank Securities, Inc., 1.09%, dated 08/31/2017, due 09/01/2017, repurchase price $750,023, collateralized by FHLMC, 3.00% - 4.00%, due 04/01/2030 - 05/01/2046, FNMA, 3.00% - 4.00%, due 10/01/2023 - 04/01/2047, GNMA, 3.50% - 3.97%, due 02/20/2047 - 01/16/2054 and U.S. Treasury Securities, 0.00% - 5.50%, due 12/31/2017 - 02/15/2045, with a value of $765,010.	750,000
1,000,000	Deutsche Bank Securities, Inc., 1.10%, dated 08/31/2017, due 09/07/2017, repurchase price $1,000,214, collateralized by FFCB, 0.75% - 4.90%, due 10/10/2017 - 04/06/2045, FHLB, 0.00% - 5.63%, due 09/01/2017 - 09/08/2036, FHLMC, 0.00% - 6.75%, due 09/29/2017 - 08/22/2036, FNMA, 0.00% - 7.25%, due 09/08/2017 - 02/06/2037, Tennessee Valley Authority, 4.25% - 5.25%, due 04/01/2018 - 09/15/2065 and U.S. Treasury Securities, 0.00%, due 05/15/2040, with a value of $1,020,000.	1,000,000
8,000,000	Federal Reserve Bank of New York, 1.00%, dated 08/31/2017, due 09/01/2017, repurchase price $8,000,222, collateralized by U.S. Treasury Securities, 1.63% - 3.75%, due 08/15/2022 - 08/15/2043, with a value of $8,000,222.	8,000,000
9,000,000	Federal Reserve Bank of New York, 1.00%, dated 08/31/2017, due 09/01/2017, repurchase price $9,000,250, collateralized by U.S. Treasury Securities, 1.63% - 3.75%, due 08/15/2022 - 08/15/2043, with a value of $9,000,250.	9,000,000

750,000	HSBC Securities USA, Inc., 1.02%, dated 08/31/2017, due 09/06/2017, repurchase price $750,128, collateralized by U.S. Treasury Securities, 1.88% - 3.38%, due 08/31/2024 - 05/15/2044, with a value of $765,001.	750,000
500,000	HSBC Securities USA, Inc., 1.06%, dated 08/31/2017, due 09/01/2017, repurchase price $500,015, collateralized by FHLB, 0.63% - 1.13%, due 08/07/2018 - 06/21/2019, and FNMA, 3.00% - 6.50%, due 07/01/2023 - 09/01/2047, with a value of $510,000.	500,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

100,000	ING Financial Markets LLC, 1.06%, dated 08/31/2017, due 09/01/2017, repurchase price $100,003, collateralized by FNMA, 3.50% - 4.00%, due 01/01/2031 - 02/01/2047, with a value of $102,000.	100,000
1,000,000	Nomura Securities Co. Ltd., 1.04%, dated 08/31/2017, due 09/05/2017, repurchase price $1,000,144, collateralized by FHLMC, 2.50% - 5.00%, due 04/01/2027 - 08/01/2047, FNMA, 3.00% - 4.50%, due 10/01/2022 - 07/01/2047, GNMA, 1.50% - 6.00%, due 06/20/2046 - 08/20/2047 and U.S. Treasury Securities, 1.25% - 2.88%, due 09/30/2018 - 08/15/2045, with a value of $1,020,206.	1,000,000
3,000,000	Nomura Securities Co. Ltd., 1.05%, dated 08/31/2017, due 09/06/2017, repurchase price $3,000,525, collateralized by FHLMC, 1.93% - 3.53%, due 09/01/2035 - 07/01/2047, FNMA, 1.78% - 7.50%, due 12/01/2017 - 01/01/2049, and U.S. Treasury Securities, 0.00% - 3.00%, due 02/15/2028 - 02/15/2047, with a value of $3,060,625.	3,000,000
1,000,000	Nomura Securities Co. Ltd., 1.06%, dated 08/31/2017, due 09/01/2017, repurchase price $1,000,029, collateralized by FHLMC, 3.00% - 4.50%, due 08/01/2032 - 08/01/2047, FNMA, 2.50% - 5.50%, due 09/01/2022 - 08/01/2047, GNMA, 2.50% - 9.00%, due 06/15/2020 - 08/20/2047 and U.S. Treasury Securities, 0.00% - 9.00%, due 11/30/2017 - 11/15/2029, with a value of $1,020,210.	1,000,000
3,800,000	Nomura Securities Co. Ltd., 1.07%, dated 08/31/2017, due 09/01/2017, repurchase price $3,800,113, collateralized by U.S. Treasury Securities, 0.00% - 8.50%, due 09/15/2017 - 05/15/2047, with a value of $3,876,115.	3,800,000
6,000,000	Nomura Securities Co. Ltd., 1.08%, dated 08/31/2017, due 09/01/2017, repurchase price $6,000,180, collateralized by FHLMC, 2.00% - 7.50%, due 11/01/2017 - 08/01/2047, FNMA, 1.75% - 7.50%, due 06/01/2019 - 08/01/2047, GNMA, 2.29% - 9.00%, due 08/15/2021 - 04/20/2067, Tennessee Valley Authority, 4.25% - 5.88%, due 04/01/2036 - 09/15/2065 and U.S. Treasury Securities, 0.00% - 2.75%, due 11/15/2017 - 11/15/2042, with a value of $6,120,184.	6,000,000

SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Repurchase Agreements — continued
200,000	Norinchukin Bank, 1.12%, dated 08/31/2017, due 09/19/2017, repurchase price $200,118, collateralized by U.S. Treasury Securities, 1.88%, due 06/30/2020, with a value of $204,002.	200,000
250,000	Norinchukin Bank, 1.14%, dated 08/31/2017, due 09/11/2017, repurchase price $250,087, collateralized by U.S. Treasury Securities, 1.13%, due 01/15/2021, with a value of $255,002.	250,000
200,000	Norinchukin Bank, 1.15%, dated 08/31/2017, due 09/01/2017, repurchase price $200,006, collateralized by U.S. Treasury Securities, 1.88%, due 06/30/2020, with a value of $204,002.	200,000
250,000	Norinchukin Bank, 1.16%, dated 08/31/2017, due 11/02/2017, repurchase price $250,508, collateralized by U.S. Treasury Securities, 1.13%, due 01/15/2021, with a value of $255,002.	250,000
200,000	Norinchukin Bank, 1.16%, dated 08/31/2017, due 11/06/2017, repurchase price $200,432, collateralized by U.S. Treasury Securities, 1.13% - 1.88%, due 08/31/2019 - 01/15/2021, with a value of $204,001.	200,000
200,000	Norinchukin Bank, 1.16%, dated 08/31/2017, due 11/07/2017, repurchase price $200,438, collateralized by U.S. Treasury Securities, 1.88%, due 06/30/2020, with a value of $204,002.	200,000
400,000	Norinchukin Bank, 1.16%, dated 08/31/2017, due 11/08/2017, repurchase price $400,889, collateralized by U.S. Treasury Securities, 3.63%, due 04/15/2028, with a value of $408,008.	400,000
250,000	Norinchukin Bank, 1.16%, dated 08/31/2017, due 11/10/2017, repurchase price $250,572, collateralized by U.S. Treasury Securities, 0.13% - 1.13%, due 04/15/2020 - 01/15/2021, with a value of $255,002.	250,000
250,000	Norinchukin Bank, 1.16%, dated 08/31/2017, due 11/21/2017, repurchase price $250,661, collateralized by U.S. Treasury Securities, 1.13%, due 01/15/2021, with a value of $255,002.	250,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

500,000	Norinchukin Bank, 1.17%, dated 08/31/2017, due 10/30/2017, repurchase price $500,975, collateralized by U.S. Treasury Securities, 3.63%, due 04/15/2028, with a value of $510,005.	500,000
300,000	Norinchukin Bank, 1.17%, dated 08/31/2017, due 10/31/2017, repurchase price $300,595, collateralized by U.S. Treasury Securities, 0.13% - 3.63%, due 04/15/2018 - 04/15/2028, with a value of $306,005.	300,000
1,000,000	RBC Capital Markets LLC, 1.09%, dated 08/31/2017, due 11/09/2017, repurchase price $1,000,212, collateralized by FHLMC, 2.50% - 4.00%, due 04/01/2028 - 08/01/2047, FNMA, 2.26% - 4.50%, due 11/01/2041 - 09/01/2047, and GNMA, 2.12% - 4.00%, due 07/20/2041 - 08/20/2047, with a value of $1,020,144.	1,000,000
250,000	RBC Capital Markets LLC, 1.10%, dated 08/31/2017, due 12/14/2017, repurchase price $250,053, collateralized by FHLMC, 3.00% - 4.00%, due 06/01/2032 - 08/01/2047, FNMA, 3.00% - 4.50%, due 07/01/2032 - 07/01/2047, and GNMA, 3.00% - 4.00%, due 04/20/2047 - 08/20/2047, with a value of $255,000.	250,000
500,000	Societe Generale SA, 1.04%, dated 08/31/2017, due 09/06/2017, repurchase price $500,087, collateralized by FHLMC, 5.70%, due 07/01/2020, and U.S. Treasury Securities, 0.00% - 2.00%, due 12/31/2018 - 11/15/2043, with a value of $510,000.	500,000
500,000	Societe Generale SA, 1.08%, dated 08/31/2017, due 09/20/2017, repurchase price $500,300, collateralized by FHLB, 1.38%, due 03/18/2019, GNMA, 1.35% - 3.50%, due 12/16/2027 - 06/20/2046, and U.S. Treasury Securities, 0.13% - 2.75%, due 04/15/2019 - 08/15/2024, with a value of $510,447.	500,000
1,100,000	Sumitomo Mitsui Banking Corp., 1.08%, dated 08/31/2017, due 09/01/2017, repurchase price $1,100,033, collateralized by U.S. Treasury Securities, 2.13% - 3.63%, due 02/15/2020 - 06/30/2022, with a value of $1,122,004.	1,100,000

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN MONEY MARKET FUNDS	27

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Repurchase Agreements — continued
3,000,000	Sumitomo Mitsui Banking Corp., 1.09%, dated 08/31/2017, due 09/01/2017, repurchase price $3,000,091, collateralized by GNMA, 3.00% - 4.00%, due 10/20/2042 - 05/20/2047, with a value of $3,060,002.	3,000,000
99,774	Treasury Joint Trading Account I, J.P. Morgan Investment Management Inc., as agent, 1.06%, dated 08/31/2017, due 09/01/17, repurchase price $99,777. [3]	99,774
250,000	Wells Fargo Securities LLC, 1.07%, dated 08/31/2017, due 09/07/2017, repurchase price $250,052, collateralized by U.S. Treasury Securities, 0.13% - 2.13%, due 12/31/2017 - 02/15/2040, with a value of $255,053.	250,000
400,000	Wells Fargo Securities LLC, 1.08%, dated 08/31/2017, due 09/07/2017, repurchase price $400,084, collateralized by FHLMC, 4.00%, due 07/01/2047, and FNMA, 3.50%, due 07/01/2032 - 07/01/2037, with a value of $408,086.	400,000

	Total Repurchase Agreements (Cost $79,661,110)	79,661,110

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Short-Term Investments — 0.3%
	Time Deposit — 0.0% (g)
3,402	Interfund Lending, 1.10%, 09/01/2017	3,403

	U.S. Treasury Obligation — 0.3%
	U.S. Treasury Bills — 0.3% (n)
400,000	1.10%, 10/19/2017	399,413

	Total Short-Term Investments (Cost $402,816)	402,816

	Total Investments — 96.2% (Cost $134,888,348)*	134,888,348
	Other Assets in Excess of Liabilities — 3.8%	5,261,944

	NET ASSETS — 100.0%	$140,150,292

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2017

JPMorgan U.S. Treasury Plus Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)

U.S. Treasury Obligations — 25.5%
	U.S. Treasury Floating Rate Notes — 22.5%
300,000	(U.S. Treasury 3 Months Bill Money Market Yield + 0.06%), 1.08%, 09/01/2017 (aa)	300,000
700,000	(U.S. Treasury 3 Months Bill Money Market Yield + 0.07%), 1.09%, 09/01/2017 (aa)	700,084
500,000	(U.S. Treasury 3 Months Bill Money Market Yield + 0.14%), 1.16%, 09/01/2017 (aa)	500,375
550,000	(U.S. Treasury 3 Months Bill Money Market Yield + 0.17%), 1.19%, 09/01/2017 (aa)	550,006
875,000	(U.S. Treasury 3 Months Bill Money Market Yield + 0.17%), 1.19%, 09/01/2017 (aa)	875,687
600,000	(U.S. Treasury 3 Months Bill Money Market Yield + 0.17%), 1.20%, 09/01/2017 (aa)	600,305
750,000	(U.S. Treasury 3 Months Bill Money Market Yield + 0.19%), 1.21%, 09/01/2017 (aa)	750,045
387,000	(U.S. Treasury 3 Months Bill Money Market Yield + 0.27%), 1.29%, 09/01/2017 (aa)	387,070

		4,663,572

	U.S. Treasury Notes — 3.0%
110,000	0.75%, 10/31/2017	109,986
100,000	1.00%, 09/15/2017	100,007
70,000	1.88%, 10/31/2017	70,111
245,000	2.25%, 11/30/2017	245,812
100,000	4.25%, 11/15/2017	100,688

		626,604

	Total U.S. Treasury Obligations (Cost $5,290,176)	5,290,176

Repurchase Agreements — 58.8%
500,000	BNP Paribas SA, 1.05%, dated 08/31/2017, due 09/07/2017, repurchase price $500,102, collateralized by U.S. Treasury Securities, 0.00% - 3.38%, due 01/04/2018 - 05/15/2045, with a value of $510,491.	500,000
200,000	BNP Paribas SA, 1.06%, dated 08/31/2017, due 09/01/2017, repurchase price $200,006, collateralized by U.S. Treasury Securities, 0.00% - 4.25%, due 10/12/2017 - 11/15/2045, with a value of $204,006.	200,000
500,000	BNP Paribas SA, 1.07%, dated 08/31/2017, due 09/07/2017, repurchase price $500,104, collateralized by U.S. Treasury Securities, 0.00% - 4.25%, due 02/08/2018 - 02/15/2047, with a value of $510,940.	500,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

250,000	BNP Paribas SA, 1.12%, dated 08/31/2017, due 11/13/2017, repurchase price $250,576, collateralized by U.S. Treasury Securities, 0.00% - 2.88%, due 09/14/2017 - 11/15/2046, with a value of $255,714.	250,000
3,500,000	Federal Reserve Bank of New York, 1.00%, dated 08/31/2017, due 09/01/2017, repurchase price $3,500,097, collateralized by U.S. Treasury Securities, 2.75%, due 02/15/2024, with a value of $3,500,097.	3,500,000
100,000	ING Financial Markets LLC, 1.02%, dated 08/31/2017, due 09/05/2017, repurchase price $100,014, collateralized by U.S. Treasury Securities, 2.38% - 3.00%, due 05/15/2027 - 08/15/2047, with a value of $102,002.	100,000
250,000	JPMorgan Securities LLC, 1.06%, dated 08/31/2017, due 09/01/2017, repurchase price $250,007, collateralized by U.S. Treasury Securities, 0.75% - 2.13%, due 08/15/2019 - 07/31/2024, with a value of $255,001.	250,000
2,200,000	Nomura Securities Co. Ltd., 1.07%, dated 08/31/2017, due 09/01/2017, repurchase price $2,200,065, collateralized by U.S. Treasury Securities, 0.00% - 9.00%, due 01/31/2018 - 11/15/2046, with a value of $2,244,067.	2,200,000
150,000	Norinchukin Bank, 1.14%, dated 08/31/2017, due 09/11/2017, repurchase price $150,052, collateralized by U.S. Treasury Securities, 1.88%, due 06/30/2020, with a value of $153,003.	150,000
100,000	Norinchukin Bank, 1.16%, dated 08/31/2017, due 11/08/2017, repurchase price $100,222, collateralized by U.S. Treasury Securities, 1.88%, due 06/30/2020, with a value of $102,003.	100,000
250,000	Norinchukin Bank, 1.17%, dated 08/31/2017, due 11/01/2017, repurchase price $250,504, collateralized by U.S. Treasury Securities, 0.13%, due 04/15/2020, with a value of $255,001.	250,000
500,000	RBC Capital Markets LLC, 1.09%, dated 08/31/2017, due 09/07/2017, repurchase price $500,106, collateralized by U.S. Treasury Securities, 0.00% - 8.75%, due 12/31/2017 - 05/15/2047, with a value of $510,000.	500,000

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN MONEY MARKET FUNDS	29

JPMorgan U.S. Treasury Plus Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Repurchase Agreements — continued
750,000	RBC Capital Markets LLC, 1.11%, dated 08/31/2017, due 09/07/2017, repurchase price $750,162, collateralized by U.S. Treasury Securities, 0.00% - 6.63%, due 10/31/2017 - 05/15/2047, with a value of $765,000.	750,000
1,000,000	RBS Securities, Inc., 1.08%, dated 08/31/2017, due 09/07/2017, repurchase price $1,000,210, collateralized by U.S. Treasury Securities, 0.13% - 2.50%, due 01/15/2018 - 02/15/2047, with a value of $1,020,004.	1,000,000
1,449,442	Treasury Joint Trading Account I, J.P. Morgan Investment Management Inc., as agent, 1.06%, dated 08/31/2017, due 09/01/2017, repurchase price $1,449,485. [3]	1,449,442
500,000	UBS Securities LLC, 1.15%, dated 08/31/2017, due 09/01/2017, repurchase price $500,016, collateralized by U.S. Treasury Securities, 0.00% - 6.00%, due 11/15/2017 - 02/15/2047, with a value of $510,000.	500,000

	Total Repurchase Agreements (Cost $12,199,442)	12,199,442

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Short-Term Investments — 12.8%
	U.S. Treasury Obligations — 12.8%
	U.S. Treasury Bills — 12.8% (n)
350,000	0.91%, 10/05/2017	349,701
350,000	1.01%, 11/09/2017	349,324
800,000	1.05%, 11/02/2017	798,557
500,000	1.07%, 10/19/2017	499,286
400,000	1.08%, 10/12/2017	399,509
250,000	1.16%, 10/26/2017	249,556

	Total Short-Term Investments (Cost $2,645,933)	2,645,933

	Total Investments — 97.1% (Cost $20,135,551)*	20,135,551
	Other Assets in Excess of Liabilities — 2.9%	601,149

	NET ASSETS — 100.0%	$20,736,700

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2017

JPMorgan Federal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
U.S. Government Agency Securities — 56.2%
	FFCB — 8.7%
23,000	(U.S. Treasury 3 Months Bill Money Market Yield + 0.19%), 1.21%, 09/01/2017 (aa)	22,997
12,500	(Federal Reserve Bank Prime Loan Rate - 2.99%), 1.26%, 09/01/2017 (aa)	12,496
79,500	(USD 1 Month LIBOR + 0.04%), 1.27%, 09/06/2017 (aa)	79,575
50,000	(US Federal Fund Effective Rate (Continous Series) + 0.13%), 1.28%, 09/01/2017 (aa)	49,978
25,000	(Federal Reserve Bank Prime Loan Rate - 2.96%), 1.29%, 09/01/2017 (aa)	24,999
10,000	(U.S. Treasury 3 Months Bill Money Market Yield + 0.28%), 1.30%, 09/01/2017 (aa)	10,015
20,000	(Federal Reserve Bank Prime Loan Rate - 2.89%), 1.36%, 09/01/2017 (aa)	20,008
40,000	(USD 1 Month LIBOR + 0.15%), 1.38%, 09/12/2017 (aa)	39,998
25,000	(USD 1 Month LIBOR + 0.17%), 1.40%, 09/08/2017 (aa)	25,001

		285,067

	FHLB — 47.5%
25,000	(USD 3 Month LIBOR - 0.33%), 0.88%, 09/08/2017 (aa)	25,000
50,000	(USD 3 Month LIBOR - 0.38%), 0.93%, 11/08/2017 (aa)	50,000
15,000	(USD 3 Month LIBOR - 0.32%), 0.98%, 09/30/2017 (aa)	15,000
150,000	1.03%, 10/13/2017	149,821
150,000	1.03%, 10/20/2017	149,791
102,000	1.03%, 11/07/2017	101,805
150,000	1.04%, 11/24/2017	149,638
150,000	1.05%, 11/10/2017	149,694
14,000	(USD 1 Month LIBOR - 0.16%), 1.07%, 09/25/2017 (aa)	14,000
23,500	(USD 1 Month LIBOR - 0.16%), 1.08%, 09/23/2017 (aa)	23,500
14,000	(USD 1 Month LIBOR - 0.13%), 1.10%, 09/25/2017 (aa)	14,000
50,000	(USD 1 Month LIBOR - 0.12%), 1.11%, 09/01/2017 (aa)	50,000
25,000	(USD 1 Month LIBOR - 0.12%), 1.11%, 09/27/2017 (aa)	25,000
25,000	(USD 1 Month LIBOR - 0.11%), 1.12%, 09/11/2017 (aa)	25,000
25,000	(USD 1 Month LIBOR - 0.09%), 1.14%, 09/11/2017 (aa)	25,000
115,850	1.16%, 09/29/2017	115,757
25,000	(USD 3 Month LIBOR - 0.15%), 1.16%, 11/12/2017 (aa)	25,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	FHLB — continued
25,000	(USD 3 Month LIBOR - 0.02%), 1.20%, 09/07/2017 (aa)	25,000
25,000	(USD 3 Month LIBOR - 0.03%), 1.20%, 09/11/2017 (aa)	25,000
25,000	(USD 3 Month LIBOR - 0.10%), 1.21%, 11/02/2017 (aa)	25,000
50,000	(USD 3 Month LIBOR + 0.00%), 1.22%, 09/08/2017 (aa)	49,998
35,000	(USD 3 Month LIBOR + 0.00%), 1.32%, 11/22/2017 (aa)	35,000
6,000	DN, 1.00%, 12/07/2017 (n)	5,984
6,685	DN, 1.02%, 11/01/2017 (n)	6,673
126,600	DN, 1.04%, 10/11/2017 (n)	126,453
150,000	DN, 1.05%, 11/15/2017 (n)	149,672

		1,556,786

	Total U.S. Government Agency Securities (Cost $1,841,853)	1,841,853

U.S. Treasury Obligations — 11.5%
	U.S. Treasury Floating Rate Notes — 0.8%
25,000	(U.S. Treasury 3 Months Bill Money Market Yield + 0.27%), 1.29%, 09/01/2017 (aa)	25,029

	U.S. Treasury Notes — 10.7%
250,000	0.63%, 09/30/2017	249,909
40,000	0.75%, 10/31/2017	39,993
35,000	1.88%, 10/31/2017	35,060
25,500	2.25%, 11/30/2017	25,584

		350,546

	Total U.S. Treasury Obligations (Cost $375,575)	375,575

Short-Term Investments — 31.3%
	U.S. Treasury Obligations — 31.3%
	U.S. Treasury Bills — 31.3% (n)
100,000	0.90%, 09/07/2017	99,985
225,000	1.06%, 10/19/2017	224,683
150,000	1.06%, 11/02/2017	149,728
150,000	1.07%, 10/05/2017	149,849
175,000	1.08%, 10/12/2017	174,784
225,000	1.11%, 10/26/2017	224,620

	Total Short-Term Investments (Cost $1,023,649)	1,023,649

	Total Investments — 99.0% (Cost $3,241,077)*	3,241,077
	Other Assets in Excess of Liabilities — 1.0%	33,730

	NET ASSETS — 100.0%	$3,274,807

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN MONEY MARKET FUNDS	31

JPMorgan 100% U.S. Treasury Securities Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
U.S. Treasury Obligations — 33.6%
	U.S. Treasury Floating Rate Notes — 19.7%
575,000	(U.S. Treasury 3 Months Bill Money Market Yield + 0.06%), 1.08%, 09/01/2017 (aa)	575,009
450,000	(U.S. Treasury 3 Months Bill Money Market Yield + 0.07%), 1.09%, 09/01/2017 (aa)	449,916
650,000	(U.S. Treasury 3 Months Bill Money Market Yield + 0.14%), 1.16%, 09/01/2017 (aa)	650,791
875,000	(U.S. Treasury 3 Months Bill Money Market Yield + 0.17%), 1.19%, 09/01/2017 (aa)	875,009
752,250	(U.S. Treasury 3 Months Bill Money Market Yield + 0.17%), 1.19%, 09/01/2017 (aa)	752,939
293,815	(U.S. Treasury 3 Months Bill Money Market Yield + 0.17%), 1.20%, 09/01/2017 (aa)	294,133
1,200,000	(U.S. Treasury 3 Months Bill Money Market Yield + 0.19%), 1.21%, 09/01/2017 (aa)	1,200,740
784,000	(U.S. Treasury 3 Months Bill Money Market Yield + 0.27%), 1.29%, 09/01/2017 (aa)	784,585

		5,583,122

	U.S. Treasury Notes — 13.9%
1,538,000	0.63%, 09/30/2017	1,537,447
976,000	0.75%, 10/31/2017	975,691
764,000	0.88%, 10/15/2017	763,774
200,000	1.88%, 09/30/2017	200,129
246,000	1.88%, 10/31/2017	246,419
160,000	2.25%, 11/30/2017	160,530
70,000	4.25%, 11/15/2017	70,481

		3,954,471

	Total U.S. Treasury Obligations (Cost $9,537,593)	9,537,593

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Short-Term Investments — 66.9%
	U.S. Treasury Obligations — 66.9%
	U.S. Treasury Bills — 66.9% (n)
525,000	0.82%, 09/07/2017	524,928
2,455,950	0.87%, 11/02/2017	2,451,476
1,650,000	0.98%, 09/28/2017	1,648,783
2,935,625	0.99%, 10/26/2017	2,930,983
1,509,000	1.01%, 09/14/2017	1,508,449
500,000	1.04%, 11/16/2017	498,907
2,450,000	1.06%, 10/12/2017	2,447,059
350,000	1.06%, 11/09/2017	349,288
2,325,000	1.09%, 10/05/2017	2,322,706
3,400,000	1.09%, 10/19/2017	3,395,078
874,000	1.16%, 09/21/2017	873,508

	Total Short-Term Investments (Cost $18,951,165)	18,951,165

	Total Investments — 100.5% (Cost $28,488,758)*	28,488,758
	Liabilities in Excess of Other Assets — (0.5)%	(141,055)

	NET ASSETS — 100.0%	$28,347,703

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2017

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Municipal Bonds — 91.2%
	Alabama — 0.3%
29,745	East Alabama Health Care Authority, Series B, Rev., VRDO, 0.80%, 09/07/2017 (z)	29,745
2,575	Mobile County IDA, PCR, ExxonMobil Project, Rev., VRDO, 0.81%, 09/01/2017 (z)	2,575
	Mobile Downtown Redevelopment Authority, Gulf Opportunity Zone, Austal USA LLC Project,
7,735	Series A, Rev., VRDO, LOC: Bank of America NA, 0.79%, 09/07/2017 (e) (z)	7,735
9,700	Series B, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.80%, 09/07/2017 (e) (z)	9,700

		49,755

	Alaska — 0.4%
12,300	Alaska Housing Finance Corp., Governmental Purpose, University of Alaska, Series A, Rev., VRDO, 0.76%, 09/07/2017 (z)	12,300
	Alaska Housing Finance Corp., Home Mortgage,
14,935	Series A, Rev., VRDO, 0.78%, 09/07/2017 (z)	14,935
14,900	Series B, Rev., VRDO, 0.78%, 09/07/2017 (z)	14,900
16,950	City of Valdez, Alaska Marine Terminal, Exxon Pipeline Co. Project, Series A, Rev., VRDO, 0.81%, 09/01/2017 (z)	16,950

		59,085

	Arizona — 0.6%
	Arizona Health Facilities Authority, Banner Health,
15,000	Series B, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.80%, 09/07/2017 (z)	15,000
17,515	Series G, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.80%, 09/07/2017 (z)	17,515
15,920	Arizona State University, Board of Regents, Series A, Rev., VRDO, 0.77%, 09/07/2017 (z)	15,920
2,000	Phoenix City IDA, Multi-Family Housing, Del Mar Terrace Apartments Project, Series A, Rev., VRDO, FHLMC, LOC: FHLMC, 0.82%, 09/07/2017 (z)	2,000
34,420	Salt River Pima-Maricopa Indian Community, Rev., VRDO, LOC: Bank of America NA, 0.82%, 09/07/2017 (z)	34,420

		84,855

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	California — 9.5%
19,980	ABAG Finance Authority for Nonprofit Corps., Sharp HealthCare, Series D, Rev., VRDO, LOC: Citibank NA, 0.75%, 09/07/2017 (z)	19,980
1,664	California Educational Facilities Authority, Series 2015-XF2188, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.82%, 09/07/2017 (z)	1,664
	California Health Facilities Financing Authority, Adventist Health System,
2,400	Series A, Rev., VRDO, LOC: U.S. Bank NA, 0.75%, 09/07/2017 (z)	2,400
3,500	Series B, Rev., VRDO, LOC: U.S. Bank NA, 0.75%, 09/07/2017 (z)	3,500
45,560	California Health Facilities Financing Authority, Health Facility, Catholic Healthcare West Loan Program, Series H, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.77%, 09/07/2017 (z)	45,560
1,100	California Infrastructure & Economic Development Bank, IDR, Pleasant Mattress, Inc. Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.84%, 09/07/2017 (z)	1,100
2,870	California Municipal Finance Authority, La Sierra University, Series A, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.76%, 09/07/2017 (z)	2,870
27,975	California Pollution Control Financing Authority, Solid Waste Disposal, Recology, Inc. Project, Series A, Rev., VRDO, LOC: Bank of America NA, 0.81%, 09/07/2017 (z)	27,975
	California Statewide Communities Development Authority,
87,000	Series B, 0.94%, 02/01/2018	87,000
44,000	Series B, 0.95%, 10/17/2017	44,000
13,000	Series B1, 0.94%, 11/14/2017	13,000
45,000	Series B1, 0.95%, 10/10/2017	45,000
17,000	Series B1, 0.99%, 11/07/2017	17,000
25,000	Series B2, Rev., VRDO, 0.96%, 09/12/2017 (z)	25,000
50,000	Series B2, 0.97%, 12/12/2017	50,000
19,000	Series B3, 0.92%, 10/10/2017	19,000
27,500	Series B3, 0.97%, 12/12/2017	27,500
10,000	Series B4, 0.92%, 10/10/2017	10,000
45,000	Series B4, 0.94%, 11/14/2017	45,000
10,000	Series B5, 0.94%, 12/14/2017	10,000
6,250	Series B5, 0.96%, 10/18/2017	6,250
58,750	Series B5, 0.96%, 11/01/2017	58,750
48,750	Series B6, 0.96%, 10/18/2017	48,750

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN MONEY MARKET FUNDS	33

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	California — continued
20,500	Series D, 0.87%, 11/02/2017	20,500
20,000	Series D, 0.87%, 11/02/2017	20,000
23,000	Series D, 0.92%, 10/10/2017	23,000
30,000	Series D, Rev., VRDO, 0.96%, 09/12/2017 (z)	30,000
30,000	Series D, 0.99%, 11/07/2017	30,000
1,825	Series J, Rev., VRDO, 0.77%, 09/07/2017 (z)	1,825
5,300	California Statewide Communities Development Authority, Multi-Family Housing, 1030 Post Street Apartments, Series Y, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.89%, 09/07/2017 (z)	5,300
29,320	California Statewide Communities Development Authority, Multi-Family Housing, Bay Vista Meadow Park Apartments, Series NN-1, Rev., VRDO, LOC: FNMA, 0.88%, 09/07/2017 (z)	29,320
3,650	California Statewide Communities Development Authority, Multi-Family Housing, Golden Age Garden Apartments, Series H, Rev., VRDO, FHLMC, LOC: FHLMC, 0.77%, 09/07/2017 (z)	3,650
8,700	California Statewide Communities Development Authority, Multi-Family Housing, Kelvin Court, Series B, Rev., VRDO, FNMA, LOC: FNMA, 0.85%, 09/07/2017 (z)	8,700
4,675	Central Basin Municipal Water District, 2007 Projects, Series B, COP, VRDO, LOC: U.S. Bank NA, 0.75%, 09/07/2017 (z)	4,675
43,000	City & County of San Francisco, Multifamily Housing, 1601 Mariposa Apartments, Series B-1, Rev., VRDO, LOC: Bank of America NA, 0.76%, 09/07/2017 (z)	43,000
	City & County of San Francisco, Multifamily Housing, Taxable, Transbay Block 8 Tower Apartments,
85,940	Series H-1, Rev., VRDO, LOC: Bank of China, 0.88%, 09/07/2017 (z)	85,940
39,470	Series H-2, Rev., VRDO, LOC: Bank of China, 0.87%, 09/07/2017 (z)	39,470
800	City of Irvine, Improvement Bond Act of 1915, Assessment District No. 87-8, Limited Obligation, VRDO, LOC: State Street Bank & Trust, 0.80%, 09/01/2017 (z)	800
1,400	City of Modesto, Multi-Family Housing, Valley Oak Project, Series A, Rev., VRDO, FHLMC, LOC: FHLMC, 0.82%, 09/07/2017 (z)	1,400

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	California — continued
45,715	City of Riverside, Riverside Renaissance Projects, Series 2008, COP, VRDO, LOC: Bank of America NA, 0.79%, 09/07/2017 (z)	45,715
10,000	City of San Jose, Multifamily Housing, Almaden Lake Village Apartments, Series A, Rev., VRDO, LOC: FNMA, 0.90%, 09/07/2017 (z)	10,000
900	City of Vacaville, Multi-Family Housing, Sycamores Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.77%, 09/07/2017 (z)	900
14,740	City of Whittier, Health Facilities, Presbyterian Intercommunity, Series A, Rev., VRDO, LOC: U.S. Bank NA, 0.75%, 09/07/2017 (z)	14,740
5,800	County of Sacramento, Special Facilities Apartment, Rev., VRDO, LOC: Bank of America NA, 0.86%, 09/07/2017 (z)	5,800
31,745	Irvine Unified School District, Community Facilities District No. 09-1, Special Tax, Series B, VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.78%, 09/07/2017 (z)	31,745
11,820	Los Angeles Community College District, Series 2016-ZF2381, GO, VRDO, LIQ: Citibank NA, 0.80%, 09/07/2017 (e) (z)	11,820
7,000	Los Angeles Department of Water & Power, Waterworks, Series B, Subseries B-3, Rev., VRDO, 0.73%, 09/07/2017 (z)	7,000
1,850	Metropolitan Water District of Southern California, Series A-2, Rev., VRDO, 0.73%, 09/07/2017 (z)	1,850
56,925	Sacramento County Sanitation Districts Financing Authority, Municipal Securities Trust Receipts, Series SGC-47, Class A, Rev., VRDO, FGIC, LOC: Societe Generale, 0.82%, 09/07/2017 (e) (z)	56,925
18,000	San Diego Community College District, Series 2016-ZF2382, GO, VRDO, LIQ: Citibank NA, 0.80%, 09/07/2017 (e) (z)	18,000
6,455	San Francisco City & County Airports Commission, San Francisco International Airport, Second, Series 36B, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.76%, 09/07/2017 (z)	6,455
4,480	San Francisco City & County Airports Commission, San Francisco International Airport, Second Series, Series 36C, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.79%, 09/07/2017 (z)	4,480
5,740	San Francisco City & County Redevelopment Agency, Multi-Family Housing, Notre Dame Apartments, Series G, Rev., VRDO, LOC: Citibank NA, 0.86%, 09/07/2017 (z)	5,740

SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	California — continued
	State of California,
17,090	Series A, Subseries A-3, GO, VRDO, LOC: Mizuho Bank Ltd., 0.76%, 09/07/2017 (z)	17,090
59,850	Series A1, 0.87%, 11/07/2017	59,850
30,000	Series A5, 0.90%, 09/01/2017	30,000
33,000	Series A7, 0.95%, 09/19/2017	33,000
100	Series C-1, GO, VRDO, LOC: Bank of America NA, 0.70%, 09/07/2017 (z)	100
	Tender Option Bond Trust Receipts/CTFS,
9,260	Series 2015-XM0075, Rev., VRDO, LIQ: Bank of America NA, 0.83%, 09/07/2017 (e) (z)	9,260
55,260	Series 2016-XF0431, GO, VRDO, LIQ: Bank of America NA, 0.82%, 09/07/2017 (e) (z)	55,260
14,250	Series 2016-XM0230, Rev., VRDO, LIQ: Bank of America NA, 0.82%, 09/07/2017 (e) (z)	14,250
14,400	Series XF0568, Rev., VRDO, LIQ: Bank of America NA, 0.80%, 09/07/2017 (e) (z)	14,400

		1,413,259

	Colorado — 2.8%
70,325	City of Colorado Springs, Utilities Revenue System, Sub Lien, Series A, Rev., VRDO, 0.83%, 09/07/2017 (z)	70,325
	City of Colorado Springs, Utilities System Improvement,
44,420	Series A, Rev., VRDO, 0.80%, 09/07/2017 (z)	44,420
42,735	Series A, Rev., VRDO, 0.80%, 09/07/2017 (z)	42,735
10,500	Series A, Rev., VRDO, 0.82%, 09/07/2017 (z)	10,500
33,100	City of Colorado Springs, Utilities System, Sub Lien, Series A, Rev., VRDO, 0.83%, 09/07/2017 (z)	33,100
65,125	Colorado Educational & Cultural Facilities Authority, Nature Conservancy Project, Series 2012, Rev., VRDO, 0.87%, 09/07/2017 (z)	65,125
11,400	Colorado Health Facilities Authority, The Evangelical Lutheran Good Samaritan Society Project, Series 2007, Rev., VRDO, LOC: U.S. Bank NA, 0.78%, 09/07/2017 (z)	11,400
	Colorado Housing & Finance Authority, Single Family Mortgage,
48,800	Series B-2, Class 1, Rev., VRDO, AMT, 0.82%, 09/07/2017 (z)	48,800

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Colorado — continued
35,520	Series B-3, Class 1, Rev., VRDO, AMT, FHLB, 0.82%, 09/07/2017 (z)	35,520
14,705	County of Arapahoe, Multi-Family Rental Housing, Hunter’s Run Project, Rev., VRDO, FHLMC, LOC: FHLMC, 0.83%, 09/07/2017 (z)	14,705
35,075	Moffat County, PCR, Tri-State Generation and Transmission Association, Inc. Project, Rev., VRDO, LOC: Bank of America NA, 0.79%, 09/07/2017 (z)	35,075

		411,705

	Connecticut — 0.5%
	Connecticut Housing Finance Authority, Housing Mortgage Finance Program,
10,300	Series C-2, Rev., VRDO, AMT, 0.84%, 09/07/2017 (z)	10,300
15,000	Subseries D-3, Rev., VRDO, AMT, GNMA/FNMA/FHLMC, 0.85%, 09/07/2017 (z)	15,000
	State of Connecticut, Health & Educational Facility Authority,
10,000	Series A, Rev., VRDO, 0.78%, 09/07/2017 (z)	10,000
35,400	Series D, Rev., VRDO, LOC: Bank of America NA, 0.77%, 09/07/2017 (z)	35,400

		70,700

	Delaware — 0.1%
19,285	Delaware State Health Facilities Authority, Christiana Care Health Services, Series B, Rev., VRDO, 0.78%, 09/07/2017 (z)	19,285

	District of Columbia — 1.1%
1,540	District of Columbia, American Psychology Association, Rev., VRDO, LOC: Bank of America NA, 0.86%, 09/07/2017 (z)	1,540
28,725	District of Columbia, Georgetown University, Series 2007 C-2, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.78%, 09/07/2017 (z)	28,725
23,160	District of Columbia, Medlantic/Helix Issue, Tranche II, Series 1998A, Rev., VRDO, LOC: TD Bank NA, 0.80%, 09/07/2017 (z)	23,160
19,570	District of Columbia, Pew Charitable Trust, Series A, Rev., VRDO, LOC: PNC Bank NA, 0.78%, 09/07/2017 (z)	19,570
1,473	District of Columbia, Pooled Loan Program, Series A, Rev., VRDO, LOC: Bank of America NA, 0.92%, 09/07/2017 (z)	1,473

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN MONEY MARKET FUNDS	35

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	District of Columbia — continued
22,510	District of Columbia, Water and Sewer Authority, Public Utility Subordinated Lien Multimodal, Weekly Rate Period, Series B, Subseries B-1, Rev., VRDO, 0.80%, 09/07/2017 (z)	22,510
	Metropolitan Washington Airports Authority,
53,745	Series A, Subseries A-1, Rev., VRDO, LOC: Royal Bank of Canada, 0.84%, 09/07/2017 (z)	53,745
17,805	Series D, Subseries D-2, Rev., VRDO, LOC: TD Bank NA, 0.80%, 09/07/2017 (z)	17,805

		168,528

	Florida — 2.5%
31,240	Alachua County Health Facilities Authority, 0.89%, 11/01/2017	31,240
	County of Hillsborough,
17,753	Series A, 0.82%, 09/21/2017	17,753
18,610	Series A, 0.90%, 09/14/2017	18,610
30,000	Series A, 0.96%, 09/07/2017	30,000
75,000	County of Miami, Water and Sewer System, 0.86%, 10/05/2017	75,000
18,225	Florida Gulf Coast University Financing Corp., Housing Project, Series A, Rev., VRDO, LOC: BMO Harris Bank NA, 0.79%, 09/07/2017 (z)	18,225
900	Florida Housing Finance Corp., Multi-Family Mortgage, Tuscany Lake Apartments, Series K-3, Rev., VRDO, FNMA, LOC: FNMA, 0.89%, 09/07/2017 (z)	900
21,550	Florida Municipal Power Agency, All Requirements Power Supply Project, Series C, Rev., VRDO, LOC: Bank of America NA, 0.87%, 09/01/2017 (z)	21,550
	Highlands County Health Facilities Authority, Hospital, Adventist Health System/Sunbelt Obligated Group,
21,110	Series A, Rev., VRDO, 0.77%, 09/07/2017 (z)	21,110
49,100	Series I-2, Rev., VRDO, 0.80%, 09/07/2017 (z)	49,100
2,945	Hillsborough County, Housing Finance Authority, Multifamily Housing, Brandywine Apartments, Rev., VRDO, LOC: Citibank NA, 0.86%, 09/07/2017 (z)	2,945
21,925	JEA, Electric System, Series Three 2008B-2, Rev., VRDO, 0.79%, 09/07/2017 (z)	21,925
200	JEA, Water and Sewer System, Series A-2, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.78%, 09/07/2017 (z)	200

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Florida — continued
27,630	Orange County Health Facilities Authority, The Nemours Foundation Project, Series B, Rev., VRDO, LOC: Northern Trust Co., 0.80%, 09/07/2017 (z)	27,630
	Tender Option Bond Trust Receipts/CTFS,
14,900	Series 2015-XF0251, Rev., VRDO, LIQ: Bank of America NA, 0.82%, 09/07/2017 (e) (z)	14,900
16,575	Series 2016-XG0002, Rev., VRDO, LIQ: Bank of America NA, 0.83%, 09/07/2017 (e) (z)	16,575

		367,663

	Georgia — 0.8%
109,750	DeKalb Private Hospital Authority, Children’s Healthcare of Atlanta, Inc. Project, Rev., VRDO, RAN, 0.81%, 09/07/2017 (z)	109,750
2,450	Griffin-Spaulding County Development Authority, Industrial Development, Norcom, Inc. Project, Rev., VRDO, LOC: Bank of America NA, 1.00%, 09/07/2017 (z)	2,450
5,940	Henry County Water & Sewer Authority, EAGLE, Series 2005-0008, Class A, Rev., VRDO, BHAC, FSA-CR, NATL-RE, LIQ: Citibank NA, 0.83%, 09/07/2017 (z)	5,940
500	Private Colleges & Universities Authority, Emory University, Series B-1, Rev., VRDO, 0.76%, 09/07/2017 (z)	500

		118,640

	Idaho — 0.1%
7,175	Coeur d’Alene Tribe, Rev., VRDO, LOC: Bank of America NA, 0.84%, 09/07/2017 (z)	7,175
6,380	Idaho State Building Authority, Prison Facilities Project, Series A, Rev., VRDO, 0.80%, 09/07/2017 (z)	6,380

		13,555

	Illinois — 3.6%
17,000	City of Chicago, O’Hare International Airport, Third Lien, Series C, Class C, Rev., VRDO, LOC: Bank of America NA, 0.82%, 09/07/2017 (z)	17,000
4,300	City of Galesburg, Knox College Project, Series 1996, Rev., VRDO, LOC: PNC Bank NA, 0.78%, 09/07/2017 (z)	4,300
23,956	County of Cook, Illinois, Catholic Theological Union Project, Series 2005, Rev., VRDO, LOC: U.S. Bank NA, 0.77%, 09/07/2017 (z)	23,956

SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Illinois — continued
9,900	County of Cook, Village of Justice, Multi-Family Housing, Candlewood Apartments Project, Rev., VRDO, FNMA, LOC: FNMA, 0.90%, 09/07/2017 (z)	9,900
1,040	County of Lake, A L Hansen Manufacturing Co. Project, Rev., VRDO, LOC: BMO Harris Bank NA, 0.85%, 09/07/2017 (z)	1,040
10,100	County of Will, Exxon Mobil Project, Rev., VRDO, 0.84%, 09/01/2017 (z)	10,100
6,215	Illinois Development Finance Authority, Evanston Northwestern Healthcare Corp., Series C, Rev., VRDO, 0.83%, 09/01/2017 (z)	6,215
10,000	Illinois Development Finance Authority, Residential Rental, F.C. Harris Pavilion Project, Rev., VRDO, FHLMC, LOC: FHLMC, 0.90%, 09/07/2017 (z)	10,000
18,000	Illinois Educational Facilities Authority, Adler Planetarium, Series 1997, Rev., VRDO, LOC: PNC Bank NA, 0.79%, 09/07/2017 (z)	18,000
31,730	Illinois Finance Authority, Advocate Healthcare Network, Series C-2A, Rev., VRDO, 0.79%, 09/07/2017 (z)	31,730
12,790	Illinois Finance Authority, Bradley University, Series B, Rev., VRDO, LOC: PNC Bank NA, 0.78%, 09/07/2017 (z)	12,790
83,015	Illinois Finance Authority, Chicago Symphony Orchestra, Series 2008, Rev., VRDO, LOC: PNC Bank NA, 0.78%, 09/07/2017 (z)	83,015
20,945	Illinois Finance Authority, Hospital Sisters Services, Inc., Series 2012-G, Rev., VRDO, LOC: Bank of Montreal, 0.78%, 09/07/2017 (z)	20,945
24,890	Illinois Finance Authority, Northwestern Memorial Hospital, Series A-2, Rev., VRDO, 0.77%, 09/07/2017 (z)	24,890
20,750	Illinois Finance Authority, OSF Healthcare System, Series B, Rev., VRDO, LOC: PNC Bank NA, 0.78%, 09/07/2017 (z)	20,750
21,247	Illinois Finance Authority, University of Chicago, Series B, Rev., VRDO, 0.78%, 09/07/2017 (z)	21,247
2,500	Illinois Finance Authority, University of Chicago Medical Center, Series E-1, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.81%, 09/01/2017 (z)	2,500
6,100	Illinois Housing Development Authority, Homeowner Mortgage, Series C-3, Rev., VRDO, AMT, 0.83%, 09/07/2017 (z)	6,100

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Illinois — continued
	Illinois State Toll Highway Authority,
20,000	Series A-1B, Rev., VRDO, LOC: Bank of America NA, 0.82%, 09/07/2017 (z)	20,000
40,000	Series A-1B, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 0.82%, 09/07/2017 (z)	40,000
51,900	Series A-2A, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.82%, 09/07/2017 (z)	51,900
1,000	Series A-2B, Rev., VRDO, LOC: PNC Bank NA, 0.82%, 09/07/2017 (z)	1,000
10,000	Series A-2C, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 0.82%, 09/07/2017 (z)	10,000
21,300	Jackson-Union Counties Regional Port District, Port Facility, Enron Transportation Services, LP Project, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.84%, 09/07/2017 (z)	21,300
5,325	Regional Transportation Authority, Series SGC-55, Class A, Rev., VRDO, FGIC, LOC: Societe Generale, 0.82%, 09/07/2017 (e) (z)	5,325
39,870	Southwestern Illinois Development Authority, 0.87%, 10/16/2017	39,870
13,635	Tender Option Bond Trust Receipts/CTFS, Series 2016-XF0435, Rev., VRDO, LIQ: Bank of America NA, 0.82%, 09/07/2017 (e) (z)	13,635

		527,508

	Indiana — 3.2%
9,100	City of Rockport, PCR, AEP Generating Co. Project, Series A, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.80%, 09/07/2017 (z)	9,100
	Indiana Finance Authority,
100,000	Series D-2, 0.86%, 11/06/2017	100,000
71,955	Series D-2, 0.87%, 11/06/2017	71,955
	Indiana Finance Authority, Ascension Health Senior Credit Group,
39,950	Series E-4, Rev., VRDO, 0.78%, 09/07/2017 (z)	39,950
20,400	Series E-8, Class E, Rev., VRDO, 0.79%, 09/07/2017 (z)	20,400
64,335	Indiana Finance Authority, Trinity Health Credit Group, Series D-1, Rev., VRDO, 0.78%, 09/07/2017 (z)	64,335
18,810	Indiana Health & Educational Facility Financing Authority, Community Hospital of Lagrange County, Inc. Project, Series A, Rev., VRDO, LOC: PNC Bank NA, 0.78%, 09/07/2017 (z)	18,810

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN MONEY MARKET FUNDS	37

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Indiana — continued
	Indiana Health Facility Financing Authority, Ascension Health,
26,700	Series A-2, Rev., VRDO, 0.78%, 09/07/2017 (z)	26,700
36,600	Series E-6, Rev., VRDO, 0.78%, 09/07/2017 (z)	36,600
	Indiana State Finance Authority Hospital, University Health Obligated Group,
21,535	Series C, Rev., VRDO, LOC: Northern Trust Co., 0.79%, 09/07/2017 (z)	21,535
17,950	Series E, Rev., VRDO, LOC: Bank of America NA, 0.79%, 09/07/2017 (z)	17,950
15,000	Indiana State Finance Authority, Lease Appropriation, Stadium Project, Series A, Rev., VRDO, 0.77%, 09/07/2017 (z)	15,000
36,000	Indiana State Finance Authority, Midwestern Disaster Relief, Ohio Electric Corp. Project, Series B, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.80%, 09/07/2017 (z)	36,000

		478,335

	Iowa — 0.6%
80,800	Iowa Finance Authority, Midwestern Disaster Area, Archer-Daniels-Midland Co. Project, Rev., VRDO, 0.79%, 09/07/2017 (z)	80,800
7,090	Iowa Finance Authority, Midwestern Disaster Area, Chrisbro III, Inc. Project, Series 2011, Rev., VRDO, LOC: U.S. Bank NA, 0.81%, 09/07/2017 (z)	7,090
8,035	Iowa Finance Authority, Trinity Health, Series D, Rev., VRDO, 0.79%, 09/07/2017 (z)	8,035

		95,925

	Kansas — 0.1%
11,000	City of Mission, Multi-Family Housing, Silverwood Apartment Project, Rev., VRDO, FNMA, LOC: FNMA, 0.82%, 09/07/2017 (z)	11,000

	Kentucky — 1.0%
33,885	Boyle County, Centre College Project, Series A, Rev., VRDO, LOC: PNC Bank NA, 0.78%, 09/07/2017 (z)	33,885
10,100	County of Carroll, Solid Waste Disposal, Colotex Corp. Project, Rev., VRDO, LOC: Bank of America NA, 0.87%, 09/07/2017 (z)	10,100
32,000	County of Louisville & Jefferson, Metropolitan Government Norton Healthcare, Inc., Series 2013C, Rev., VRDO, LOC: PNC Bank NA, 0.79%, 09/07/2017 (z)	32,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Kentucky — continued
11,525	Kentucky Economic Development Finance Authority, Hospital Facilitie, Saint Elizabeth Medical Center, Inc., Series B, Rev., VRDO, 0.77%, 09/07/2017 (z)	11,525
20,000	Kentucky Higher Education Student Loan Corp., Series A-1, Rev., VRDO, LOC: State Street Bank & Trust, 0.87%, 09/07/2017 (z)	20,000
43,400	Louisville & Jefferson County, Regional Airport Authority, Special Facilities, UPS Worldwide Forwarding, Inc. Project, Series A, Rev., VRDO, 0.89%, 09/01/2017 (z)	43,400

		150,910

	Louisiana — 0.1%
5,200	Parish of East Baton Rouge, Solid Waste Disposal, Exxon Project, Rev., VRDO, 0.84%, 09/01/2017 (z)	5,200
7,240	State of Louisiana, Gas & Fuels Tax, Series 2016-XG0035, Rev., VRDO, LIQ: Citibank NA, 0.81%, 09/07/2017 (e) (z)	7,240

		12,440

	Maryland — 1.9%
	County of Montgomery,
55,000	Series A, 0.86%, 11/03/2017	55,000
25,000	Series B, 0.87%, 11/07/2017	25,000
35,600	County of Montgomery, CHE Trinity Health Credit Group, Series MD, Rev., VRDO, 0.95%, 09/01/2017 (z)	35,600
15,200	Maryland Community Development Administration, Department of Housing & Community Development, Multi-Family Housing, MonteVerde Apartments, Series E, Rev., VRDO, FHLMC, LOC: FHLMC, 0.84%, 09/07/2017 (z)	15,200
11,700	Maryland Community Development Administration, Department of Housing & Community Development, Multi-Family Housing, Walker Mews Apartments, Series A, Rev., VRDO, FHLMC, LOC: FHLMC, 0.87%, 09/07/2017 (z)	11,700
44,255	Maryland Community Development Administration, Department of Housing & Community Development, Residential, Series D, Rev., VRDO, AMT, 0.85%, 09/07/2017 (z)	44,255
31,735	Maryland Health & Higher Educational Facilities Authority, 0.87%, 11/02/2017	31,735

SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Maryland — continued
	Maryland Health & Higher Educational Facilities Authority, Pooled Loan Program,
26,100	Series A, Rev., VRDO, LOC: TD Bank NA, 0.78%, 09/07/2017 (z)	26,100
6,300	Series B, Rev., VRDO, LOC: TD Bank NA, 0.80%, 09/07/2017 (z)	6,300
1,549	Series D, Rev., VRDO, LOC: Bank of America NA, 0.85%, 09/07/2017 (z)	1,549
1,100	Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical System Issue, Series D, Rev., VRDO, LOC: TD Bank NA, 0.83%, 09/01/2017 (z)	1,100
28,130	Maryland Stadium Authority, Sports Facilities, Football Stadium Issue, Series 2007, Rev., VRDO, 0.79%, 09/07/2017 (z)	28,130
2,000	Montgomery County Housing Opportunities Commission, Oakfield Apartments, Rev., VRDO, AMT, FNMA, LOC: FNMA, 0.87%, 09/07/2017 (z)	2,000

		283,669

	Massachusetts — 3.7%
	Commonwealth of Massachusetts,
11,440	Class A, GO, VRDO, FGIC, LIQ: Societe Generale, 0.82%, 09/07/2017 (e) (z)	11,440
95,875	Series B, GO, RAN, 2.00%, 05/21/2018	96,632
30,115	Series C, GO, RAN, 2.00%, 06/25/2018	30,390
37,550	Commonwealth of Massachusetts, Central Artery/Ted Williams Tunnel Infrastructure Loan Act of 2000, Series A, GO, VRDO, 0.78%, 09/07/2017 (z)	37,550
	Massachusetts Department of Transportation, Metropolitan Highway System, Subordinated, Commonwealth Contract Assistance Secured,
28,775	Series A-1, Rev., VRDO, 0.80%, 09/07/2017 (z)	28,775
74,345	Series A-2, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 0.79%, 09/07/2017 (z)	74,345
9,350	Massachusetts Health & Educational Facilities Authority, Museum of Fine Arts, Series A-1, Rev., VRDO, 0.83%, 09/01/2017 (z)	9,350
	Massachusetts Health & Educational Facilities Authority, Partners Healthcare System,
15,265	Series F3, Rev., VRDO, LOC: TD Bank NA, 0.80%, 09/07/2017 (z)	15,265
29,700	Series I-2, Rev., VRDO, 0.77%, 09/07/2017 (z)	29,700
26,000	Massachusetts Port Authority, Series B, Rev., AMT, 0.98%, 10/03/2017	26,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Massachusetts — continued
	Massachusetts School Building Authority,
84,625	Series A, 0.88%, 12/05/2017	84,625
39,375	Series A, 0.98%, 11/01/2017	39,375
2,000	Massachusetts State Development Finance Agency, First Mortgage Brookhaven, Series B, Rev., VRDO, LOC: Bank of America NA, 0.89%, 09/07/2017 (z)	2,000
	Massachusetts State Health & Educational Facilities Authority, Capital Asset Program,
20,760	Series M-2, Rev., VRDO, LOC: Bank of America NA, 0.84%, 09/07/2017 (z)	20,760
2,100	Series M-4A, Rev., VRDO, LOC: Bank of America NA, 0.84%, 09/07/2017 (z)	2,100
22,000	Massachusetts Water Resources Authority, Series A-3, Rev., VRDO, 0.78%, 09/07/2017 (z)	22,000
19,305	University of Massachusetts Building Authority, Series 1, Rev., VRDO, 0.78%, 09/07/2017 (z)	19,305

		549,612

	Michigan — 3.1%
1,485	Kent Hospital Finance Authority, Spectrum Health System, Series C, Rev., VRDO, LOC: Bank of New York Mellon, 0.78%, 09/07/2017 (z)	1,485
105,495	Michigan State Building Authority, Series 7, 0.94%, 10/05/2017	105,495
	Michigan State Hospital Finance Authority,
50,000	Series C, 0.86%, 11/02/2017	50,000
39,875	Series C, 0.88%, 09/06/2017	39,875
42,945	Series C, 0.88%, 11/02/2017	42,945
50,000	Series C, 0.88%, 12/05/2017	50,000
56,000	Series C, 0.97%, 10/05/2017	56,000
34,355	Michigan State Housing Development Authority, Rental Housing, Series C, Rev., VRDO, AMT, LIQ: Royal Bank of Canada, 0.86%, 09/07/2017 (z)	34,355
	Regents of the University of Michigan,
35,000	Series B, 0.86%, 11/13/2017	35,000
29,760	Series B, 0.87%, 11/02/2017	29,760
11,580	Tender Option Bond Trust Receipts/CTFS, Series 2016-XF0394, Rev., VRDO, LIQ: Bank of America NA, 0.84%, 09/07/2017 (e) (z)	11,580

		456,495

	Minnesota — 2.7%
	City of Jacksonville,
70,000	0.90%, 11/07/2017	70,000
35,000	0.90%, 12/14/2017	35,000

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN MONEY MARKET FUNDS	39

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Minnesota — continued
	City of Rochester,
75,000	0.88%, 11/01/2017	75,000
17,000	Series C, 0.90%, 12/13/2017	17,000
33,000	Series C, 0.90%, 12/14/2017	33,000
17,100	County of Hennepin, Series B, GO, VRDO, 0.77%, 09/07/2017 (z)	17,100
7,560	Midwest Consortium of Municipal Utilities, Draw Down Association Financing Project, Series B, Rev., VRDO, LOC: U.S. Bank NA, 0.79%, 09/07/2017 (z)	7,560
	Minneapolis & St Paul Housing & Redevelopment Authority, Health Care System, Allina Health System,
43,400	Series C-1, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.79%, 09/07/2017 (z)	43,400
37,320	Series C-2, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.79%, 09/07/2017 (z)	37,320
23,000	Minnesota Housing Finance Agency, Residential Housing Finance, Series F, Rev., VRDO, AMT, GNMA/FNMA/FHLMC COLL, 0.85%, 09/07/2017 (z)	23,000
41,000	Regents of the University of Minnesota, 0.88%, 12/04/2017	41,000

		399,380

	Mississippi — 2.4%
47,600	County of Jackson, Port Facility, Chevron USA, Inc. Project, Rev., VRDO, 0.82%, 09/01/2017 (z)	47,600
	Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron USA, Inc. Project,
6,170	Series A, Rev., VRDO, 0.82%, 09/01/2017 (z)	6,170
39,260	Series A, Rev., VRDO, 0.82%, 09/01/2017 (z)	39,260
13,900	Series B, Rev., VRDO, 0.84%, 09/01/2017 (z)	13,900
10,000	Series C, Rev., VRDO, 0.79%, 09/07/2017 (z)	10,000
10,850	Series C, Rev., VRDO, 0.82%, 09/01/2017 (z)	10,850
1,100	Series C, Rev., VRDO, 0.82%, 09/01/2017 (z)	1,100
7,800	Series C, Rev., VRDO, 0.82%, 09/01/2017 (z)	7,800
8,500	Series D, Rev., VRDO, 0.83%, 09/01/2017 (z)	8,500
24,800	Series E, Rev., VRDO, 0.84%, 09/01/2017 (z)	24,800

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Mississippi — continued
10,125	Series F, Rev., VRDO, 0.78%, 09/07/2017 (z)	10,125
12,350	Series G, Rev., VRDO, 0.82%, 09/01/2017 (z)	12,350
45,470	Series G, Rev., VRDO, 0.82%, 09/01/2017 (z)	45,470
21,550	Series I, Rev., VRDO, 0.82%, 09/01/2017 (z)	21,550
30,200	Series J, Rev., VRDO, 0.83%, 09/01/2017 (z)	30,200
21,650	Series L, Rev., VRDO, 0.84%, 09/01/2017 (z)	21,650
38,900	Mississippi Development Bank Special Obligation, Harrison County Coliseum, Series B, Rev., VRDO, LOC: Bank of America NA, 0.81%, 09/07/2017 (z)	38,900
9,430	Mississippi Hospital Equipment & Facilities Authority, North Mississippi Health Services, Rev., VRDO, 0.78%, 09/07/2017 (z)	9,430

		359,655

	Missouri — 2.6%
59,075	City of Kansas, Series E, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.81%, 09/07/2017 (z)	59,075
	Curators of University of Missouri,
25,000	Series A, 0.83%, 09/07/2017	25,000
30,000	Series A, 0.86%, 11/06/2017	30,000
500	Kansas City IDA, Livers Bronze Co. Project, Rev., VRDO, LOC: Bank of America NA, 1.10%, 09/07/2017 (z)	500
23,250	Missouri Development Finance Board, Cultural Facilities, Kauffman Center for the Performing Arts Project, Series A, Rev., VRDO, 0.84%, 09/01/2017 (z)	23,250
	Missouri State Health & Educational Facilities Authority,
50,000	Series B, 0.89%, 09/07/2017	50,000
43,100	Series B, Rev., VRDO, LIQ: BJC Health System, 0.78%, 09/07/2017 (z)	43,100
20,000	Series C, 0.88%, 11/07/2017	20,000
31,650	Series C-3, Rev., VRDO, 0.79%, 09/07/2017 (z)	31,650
50,000	Series D, 0.89%, 09/07/2017	50,000
50,000	Series E, 0.89%, 09/07/2017	50,000
200	Missouri State Health & Educational Facilities Authority, Educational Facilities, Washington University, Series D, Rev., VRDO, 0.81%, 09/01/2017 (z)	200

		382,775

SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Nebraska — 0.7%
28,010	County of Lancaster, Hospital Authority No. 1, BryanLGH Medical Center, Series B-2, Rev., VRDO, LOC: U.S. Bank NA, 0.80%, 09/07/2017 (z)	28,010
	Lincoln Nebraska Electric,
32,750	Series 1995, 0.90%, 09/12/2017	32,750
40,000	Series 1995, 0.92%, 10/17/2017	40,000

		100,760

	Nevada — 2.5%
19,030	City of Carson, Carson-Tahoe Hospital Project, Series B, Rev., VRDO, LOC: U.S. Bank NA, 0.77%, 09/07/2017 (z)	19,030
83,015	Clark County, Nevada Airport System, Series B-2, Rev., VRDO, AMT, LOC: Royal Bank of Canada, 0.85%, 09/07/2017 (z)	83,015
9,580	Clark County, Nevada Airport System, Sub Lien, Series C-3, Rev., VRDO, AMT, LOC: Sumitomo Mitsui Banking Corp., 0.85%, 09/07/2017 (z)	9,580
40,105	County of Clark, Airport, Series A, GO, VRDO, AMT, 0.85%, 09/07/2017 (z)	40,105
24,410	County of Clark, Passenger Facility Charge, Mccarran International Airport, Series F-2, Rev., VRDO, LOC: Union Bank NA, 0.79%, 09/07/2017 (z)	24,410
	Las Vegas Valley Water District,
50,000	0.87%, 10/03/2017	50,000
50,000	0.92%, 09/05/2017	50,000
50,000	0.98%, 11/01/2017	50,000
	Nevada Housing Division, Multi-Unit Housing,
8,350	Series A, Rev., VRDO, FNMA, LOC: FNMA, 0.80%, 09/07/2017 (z)	8,350
13,900	Series A, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.94%, 09/07/2017 (z)	13,900
2,740	Series M, Rev., VRDO, LOC: U.S. Bank NA, 0.82%, 09/07/2017 (z)	2,740
3,300	Nevada Housing Division, Multi-Unit Housing, Horizon, Series A, Rev., VRDO, FNMA, LOC: FNMA, 0.80%, 09/07/2017 (z)	3,300
12,710	Nevada Housing Division, Multi-Unit Housing, Silverado, Series A, Rev., VRDO, FNMA, LOC: FNMA, 0.80%, 09/07/2017 (z)	12,710

		367,140

	New Jersey — 0.6%
10,075	New Jersey Housing & Mortgage Finance Agency, Single Family Housing, Series I, Rev., VRDO, AMT, 0.84%, 09/07/2017 (z)	10,075

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New Jersey — continued
	RBC Municipal Products, Inc. Trust, Floater Certificates,
40,000	Series E-102, Rev., VRDO, LIQ: Royal Bank of Canada, 0.82%, 09/07/2017 (e) (z)	40,000
35,000	Series E-103, Rev., VRDO, LIQ: Royal Bank of Canada, 0.82%, 09/07/2017 (e) (z)	35,000

		85,075

	New Mexico — 0.2%
21,365	New Mexico Hospital Equipment Loan Council, Hospital System, Presbyterian Healthcare Services, Series C, Rev., VRDO, 0.82%, 09/07/2017 (z)	21,365
15,450	University of New Mexico, Subordinate Lien System, Series B, Rev., VRDO, 0.77%, 09/07/2017 (z)	15,450

		36,815

	New York — 23.6%
	City of New York, Fiscal Year 2004,
32,110	Series H, Subseries H-2, GO, VRDO, LOC: California Public Employees Retirement System, 0.80%, 09/07/2017 (z)	32,110
17,850	Subseries A-3, GO, VRDO, LOC: Morgan Stanley Bank, 0.83%, 09/07/2017 (z)	17,850
1,325	Subseries H-4, GO, VRDO, LOC: Bank of New York Mellon, 0.84%, 09/01/2017 (z)	1,325
	City of New York, Fiscal Year 2006,
36,400	Series F, Subseries F-3, GO, VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.79%, 09/07/2017 (z)	36,400
38,400	Series I, Subseries I-4, GO, VRDO, LOC: TD Bank NA, 0.83%, 09/01/2017 (z)	38,400
1,900	Series I, Subseries I-5, GO, VRDO, LOC: Bank of New York Mellon, 0.84%, 09/01/2017 (z)	1,900
	City of New York, Fiscal Year 2008,
37,700	Series D, Subseries D-4, GO, VRDO, 0.80%, 09/07/2017 (z)	37,700
61,735	Series J, Subseries J-10, GO, VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.78%, 09/07/2017 (z)	61,735
24,700	Subseries D-3, GO, VRDO, 0.81%, 09/07/2017 (z)	24,700
25,180	Subseries J-6, GO, VRDO, LOC: Landesbank Hessen-Thueringen, 0.86%, 09/01/2017 (z)	25,180
450	Subseries L-5, GO, VRDO, 0.84%, 09/01/2017 (z)	450

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN MONEY MARKET FUNDS	41

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	New York — continued
41,300	City of New York, Fiscal Year 2009, Series B, Subseries B-3, GO, VRDO, LOC: TD Bank NA, 0.77%, 09/07/2017 (z)	41,300
	City of New York, Fiscal Year 2012,
24,000	Series G, Subseries G-3, GO, VRDO, LOC: Citibank NA, 0.76%, 09/07/2017 (z)	24,000
36,600	Series G, Subseries G-7, Class G, GO, VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.83%, 09/01/2017 (z)	36,600
	City of New York, Fiscal Year 2013,
42,770	Series A, Subseries A-2, GO, VRDO, LOC: Mizuho Bank Ltd., 0.86%, 09/01/2017 (z)	42,770
21,150	Series A, Subseries A-3, GO, VRDO, LOC: Mizuho Bank Ltd., 0.86%, 09/01/2017 (z)	21,150
12,750	Series A, Subseries A-4, GO, VRDO, LOC: Sumitomo Bank Ltd., 0.78%, 09/07/2017 (z)	12,750
44,350	City of New York, Fiscal Year 2014, Series D, Subseries D-5, GO, VRDO, LOC: PNC Bank NA, 0.78%, 09/07/2017 (z)	44,350
67,330	County of Nassau, Series B, GO, TAN, 3.00%, 09/15/2017	67,374
	Metropolitan Transportation Authority,
85,460	Series B-1, Rev., BAN, 2.00%, 02/01/2018	85,835
43,350	Series B-3, Rev., BAN, 2.00%, 02/01/2018	43,541
78,850	Series D, Subseries D-1, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 0.78%, 09/07/2017 (z)	78,850
19,800	Series E, Subseries E-3, Rev., VRDO, LOC: Bank of Montreal, 0.81%, 09/07/2017 (z)	19,800
6,855	Subseries E-1, Rev., VRDO, LOC: Bank of Montreal, 0.85%, 09/01/2017 (z)	6,855
8,080	Subseries E-2, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.77%, 09/07/2017 (z)	8,080
59,770	Subseries E-3, Rev., VRDO, LOC: Citibank NA, 0.76%, 09/07/2017 (z)	59,770
10,000	Subseries G-2, Rev., VRDO, LOC: TD Bank NA, 0.80%, 09/07/2017 (z)	10,000
47,500	Metropolitan Transportation Authority, Dedicated Tax Fund, Subseries B-1, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.78%, 09/07/2017 (z)	47,500
13,500	Nassau County Industrial Development Agency, Clinton Plaza Senior Housing Project, Rev., VRDO, LOC: FNMA, 0.89%, 09/07/2017 (z)	13,500

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New York — continued
	Nassau County Interim Finance Authority, A Public Benefit Corp. of the State of New York, Sales Tax Secured,
37,375	Series 2008C, Rev., VRDO, 0.79%, 09/07/2017 (z)	37,375
45,045	Series B, Rev., VRDO, 0.81%, 09/07/2017 (z)	45,045
	Nassau Health Care Corp., Nassau County Guaranteed,
9,925	Subseries B-1, Rev., VRDO, LOC: TD Bank NA, 0.80%, 09/07/2017 (z)	9,925
13,845	Subseries B-2, Rev., VRDO, LOC: TD Bank NA, 0.80%, 09/07/2017 (z)	13,845
	New York City Health & Hospital Corp., Health System,
8,750	Series B, Rev., VRDO, LOC: TD Bank NA, 0.76%, 09/07/2017 (z)	8,750
36,100	Series C, Rev., VRDO, LOC: TD Bank NA, 0.77%, 09/07/2017 (z)	36,100
4,760	New York City Housing Development Corp., Multi-Family Housing, Ogden Ave. Apartments, Series A, Rev., VRDO, FNMA, LOC: FNMA, 0.87%, 09/07/2017 (z)	4,760
2,800	New York City Housing Development Corp., Multi-Family Mortgage, 245 East 124th Street, Series A, Rev., VRDO, FHLMC, LOC: FHLMC, 0.81%, 09/07/2017 (z)	2,800
7,255	New York City Housing Development Corp., Multi-Family Mortgage, 500 East 165th Street Apartments, Series A, Rev., VRDO, LOC: Bank of America NA, 0.80%, 09/07/2017 (z)	7,255
14,550	New York City Housing Development Corp., Multifamily Mortgage, 89 Murray Street, Series A, Rev., VRDO, LOC: FNMA, 0.83%, 09/07/2017 (z)	14,550
13,600	New York City Housing Development Corp., Multi-Family Mortgage, Highbridge Apartments, Series A, Rev., VRDO, FNMA, LOC: FNMA, 0.87%, 09/07/2017 (z)	13,600
9,200	New York City Housing Development Corp., Multi-Family Mortgage, Markham Gardens Apartments, Series A, Rev., VRDO, LOC: FHLMC, 0.83%, 09/07/2017 (z)	9,200
43,050	New York City Housing Development Corp., Multi-Family Rental Housing, 90 Washington Street, Series A, Rev., VRDO, FNMA, LOC: FNMA, 0.81%, 09/07/2017 (z)	43,050
10,630	New York City Housing Development Corp., Multi-Family Rental Housing, West 89th Street Development, Series A, Rev., VRDO, FNMA, LOC: FNMA, 0.82%, 09/07/2017 (z)	10,630

SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	New York — continued
	New York City Municipal Water Finance Authority, Water & Sewer System, Fiscal Year 2008,
64,400	Subseries B-1A, Rev., VRDO, 0.78%, 09/07/2017 (z)	64,400
23,805	Subseries B-4, Rev., VRDO, 0.78%, 09/07/2017 (z)	23,805
66,935	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2001, Subseries F-1, Rev., VRDO, 0.86%, 09/01/2017 (z)	66,935
	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2009,
31,100	Subseries BB-1, Rev., VRDO, 0.84%, 09/01/2017 (z)	31,100
59,585	Subseries BB-2, Rev., VRDO, 0.83%, 09/01/2017 (z)	59,585
37,700	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2013, Subseries AA-2, Rev., VRDO, 0.80%, 09/07/2017 (z)	37,700
	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2014,
38,295	Series AA, Subseries AA-5, Rev., VRDO, 0.86%, 09/01/2017 (z)	38,295
4,835	Series AA, Subseries AA-6, Rev., VRDO, 0.83%, 09/01/2017 (z)	4,835
51,055	Series BB-1B, Rev., VRDO, 0.85%, 09/01/2017 (z)	51,055
100	Series DD, Subseries DD-3A, Rev., VRDO, 0.82%, 09/01/2017 (z)	100
42,350	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2015, Series BB-3, Rev., VRDO, 0.77%, 09/07/2017 (z)	42,350
86,350	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2016, Series AA-2, Rev., VRDO, 0.83%, 09/01/2017 (z)	86,350
37,500	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2017, Subseries BB-3, Rev., VRDO, 0.77%, 09/07/2017 (z)	37,500

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New York — continued
50,280	New York City Transitional Finance Authority, Future Tax Secured Revenue, Subseries F-5, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.79%, 09/07/2017 (z)	50,280
66,200	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 1999, Series A-1, Rev., VRDO, 0.78%, 09/07/2017 (z)	66,200
50,510	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2001, Series C, Rev., VRDO, 0.78%, 09/07/2017 (z)	50,510
	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2003,
33,400	Subseries A-4, Rev., VRDO, 0.83%, 09/01/2017 (z)	33,400
29,850	Subseries C4, Rev., VRDO, 0.84%, 09/01/2017 (z)	29,850
2,650	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2013, Series A, Subseries A-4, Rev., VRDO, 0.83%, 09/01/2017 (z)	2,650
	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2014,
49,335	Subseries D-3, Rev., VRDO, 0.86%, 09/01/2017 (z)	49,335
19,560	Subseries D-4, Rev., VRDO, 0.83%, 09/01/2017 (z)	19,560
	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2015,
71,365	Subseries A-3, Rev., VRDO, 0.85%, 09/01/2017 (z)	71,365
650	Subseries A-4, Rev., VRDO, 0.82%, 09/01/2017 (z)	650
	New York City Transitional Finance Authority, New York City Recovery,
1,765	Series 1, Subseries 1A, Rev., VRDO, LIQ: Landesbank Hessen-Thuringen, 0.81%, 09/07/2017 (z)	1,765
14,815	Series 3, Subseries 3-G, Rev., VRDO, 0.80%, 09/07/2017 (z)	14,815
11,110	Subseries 2-F, Rev., VRDO, LIQ: Sumitomo Mitsui Banking, 0.80%, 09/07/2017 (z)	11,110
	New York City Transitional Finance Authority, Recovery Bonds,
8,195	Series 1, Subseries 1D, Rev., VRDO, 0.86%, 09/01/2017 (z)	8,195
1,350	Series 3, Subseries 3F, Rev., VRDO, 0.82%, 09/01/2017 (z)	1,350

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN MONEY MARKET FUNDS	43

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	New York — continued
13,785	New York City Trust for Cultural Resources, American Museum of Natural History, Series B3, Rev., VRDO, 0.78%, 09/07/2017 (z)	13,785
3,160	New York Liberty Development Corp., Series 2015-XF2146, Rev., VRDO, LIQ: Citibank NA, 0.80%, 09/07/2017 (e) (z)	3,160
	New York State Dormitory Authority,
7,400	Series 2016-XF2282, Rev., VRDO, LIQ: Citibank NA, 0.80%, 09/07/2017 (e) (z)	7,400
50,000	Series A, Rev., VRDO, FNMA, LOC: FNMA, 0.81%, 09/07/2017 (z)	50,000
	New York State Dormitory Authority, City University System, CONS Fifth General Resolution,
101,235	Series C, Rev., VRDO, LOC: Bank of America NA, 0.79%, 09/07/2017 (z)	101,235
44,030	Series D, Rev., VRDO, LOC: TD Bank NA, 0.80%, 09/07/2017 (z)	44,030
69,525	New York State Dormitory Authority, Court Facilities Lease, Series B, Rev., VRDO, LOC: Mizuho Bank Ltd., 0.81%, 09/07/2017 (z)	69,525
21,950	New York State Dormitory Authority, St. John’s University, Series B-1, Rev., VRDO, LOC: Bank of America NA, 0.77%, 09/07/2017 (z)	21,950
	New York State Energy Research & Development Authority, Consolidated Edison Co. of New York, Inc. Project,
17,800	Series A, Subseries A-4, Rev., VRDO, LOC: Bank of Nova Scotia, 0.82%, 09/07/2017 (z)	17,800
12,700	Series C, Subseries C-1, Rev., VRDO, LOC: Mizuho Bank Ltd., 0.85%, 09/07/2017 (z)	12,700
	New York State Energy Research & Development Authority, Consolidated Edison Co., Inc. Project,
35,100	Series A, Subseries A-1, Rev., VRDO, LOC: Mizuho Bank Ltd., 0.80%, 09/07/2017 (z)	35,100
19,920	Series A, Subseries A-3, Rev., VRDO, LOC: Mizuho Bank Ltd., 0.78%, 09/07/2017 (z)	19,920
2,755	New York State Housing Finance Agency, 10 Barclay Street, Series A, Rev., VRDO, FNMA, LOC: FNMA, 0.80%, 09/07/2017 (z)	2,755
83,000	New York State Housing Finance Agency, 188 Ludlow Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 0.87%, 09/07/2017 (z)	83,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New York — continued
23,250	New York State Housing Finance Agency, 222 East 44th Street Housing, Series A, Rev., VRDO, LOC: Bank of China, 0.88%, 09/07/2017 (z)	23,250
15,000	New York State Housing Finance Agency, 240 East 39th Street Housing, Series A, Rev., VRDO, AMT, LOC: FNMA, 0.83%, 09/07/2017 (z)	15,000
35,000	New York State Housing Finance Agency, 250 West 93rd Street Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 0.85%, 09/07/2017 (z)	35,000
	New York State Housing Finance Agency, 350 West 43rd Street Housing,
23,000	Series A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 0.92%, 09/01/2017 (z)	23,000
44,500	Series A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 0.92%, 09/01/2017 (z)	44,500
2,400	New York State Housing Finance Agency, 360 West 43rd Street, Series A, Rev., VRDO, FNMA, LOC: FNMA, 0.82%, 09/07/2017 (z)	2,400
9,000	New York State Housing Finance Agency, 363 West 30th Street, Rev., VRDO, LIQ: FHLMC, 0.83%, 09/07/2017 (z)	9,000
58,310	New York State Housing Finance Agency, 505 West 37th Street Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 0.94%, 09/01/2017 (z)	58,310
30,000	New York State Housing Finance Agency, 55 West 25th Street Housing, Series A, Rev., VRDO, LOC: FNMA, 0.83%, 09/07/2017 (z)	30,000
21,500	New York State Housing Finance Agency, 555 Tenth Avenue Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 0.83%, 09/07/2017 (z)	21,500
25,000	New York State Housing Finance Agency, 600 West 42nd Street Housing, Series A, Rev., VRDO, LOC: FNMA, 0.87%, 09/07/2017 (z)	25,000
25,180	New York State Housing Finance Agency, 606 West 57th Street Housing, Series A, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.79%, 09/07/2017 (z)	25,180
5,500	New York State Housing Finance Agency, 625 West 57th Street, Series A-1, Rev., VRDO, LOC: Bank of New York Mellon, 0.77%, 09/07/2017 (z)	5,500
102,685	New York State Housing Finance Agency, 8 East 120nd Street Housing, Series A, Rev., VRDO, LOC: TD Bank NA, 0.77%, 09/07/2017 (z)	102,685

SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	New York — continued
3,900	New York State Housing Finance Agency, Clinton Park Phase II, Series A-1, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.82%, 09/07/2017 (z)	3,900
28,200	New York State Housing Finance Agency, East 84th Street Housing, Series A, Class E, Rev., VRDO, LOC: FNMA, 0.83%, 09/07/2017 (z)	28,200
53,950	New York State Housing Finance Agency, Helena Housing, Series A, Rev., VRDO, LOC: FNMA, 0.87%, 09/07/2017 (z)	53,950
42,750	New York State Housing Finance Agency, Manhattan West Residential Housing, Series A, Rev., VRDO, LOC: Bank of China, 0.88%, 09/07/2017 (z)	42,750
7,050	New York State Housing Finance Agency, North End, Series A, Rev., VRDO, FNMA, LOC: FNMA, 0.80%, 09/07/2017 (z)	7,050
	New York State Housing Finance Agency, Riverside Center 2 Housing,
41,200	Rev., VRDO, LOC: Bank of America NA, 0.82%, 09/07/2017 (z)	41,200
3,000	Subseries A-2, Rev., VRDO, LOC: Bank of America NA, 0.82%, 09/07/2017 (z)	3,000
6,680	New York State Housing Finance Agency, Talleyrand Crescent, Rev., VRDO, FNMA, LOC: FNMA, 0.89%, 09/07/2017 (z)	6,680
11,300	New York State Housing Finance Agency, Theater Row, Series A, Rev., VRDO, FHLMC, LOC: FHLMC, 0.82%, 09/07/2017 (z)	11,300
50,065	New York State Housing Finance Agency, Tribeca Green, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 0.83%, 09/07/2017 (z)	50,065
1,800	New York State Housing Finance Agency, Tribeca Landing, Series A, Rev., VRDO, FNMA, LOC: FNMA, 0.82%, 09/07/2017 (z)	1,800
2,100	New York State Housing Finance Agency, West 23rd Street, Series A, Rev., VRDO, FNMA, LOC: FNMA, 0.82%, 09/07/2017 (z)	2,100
100	New York State Housing Finance Agency, Weyant Green Apartments, Series A, Rev., VRDO, FNMA, LOC: FNMA, 0.82%, 09/07/2017 (z)	100
3,400	New York State Housing Finance Agency, Worth Street, Series A, Rev., VRDO, FNMA, LOC: FNMA, 0.82%, 09/07/2017 (z)	3,400
20,000	RBC Municipal Products, Inc. Trust, Floater Certificates, Series E-99, Rev., VRDO, LIQ: Royal Bank of Canada, 0.82%, 09/07/2017 (e) (z)	20,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New York — continued
11,250	Tender Option Bond Trust Receipts/CTFS, Series 2016-XG0018, Rev., VRDO, LIQ: Bank of America NA, 0.83%, 09/07/2017 (e) (z)	11,250
	Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels,
27,435	Series A, Rev., VRDO, LOC: TD Bank NA, 0.80%, 09/07/2017 (z)	27,435
45,830	Series B, Rev., VRDO, LOC: State Street Bank & Trust, 0.76%, 09/07/2017 (z)	45,830
54,845	Series B, Subseries B-1, Rev., VRDO, LOC: PNC Bank NA, 0.79%, 09/07/2017 (z)	54,845
27,650	Series C, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.80%, 09/07/2017 (z)	27,650
10,750	Subseries B-2, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.81%, 09/01/2017 (z)	10,750

		3,509,645

	North Carolina — 2.8%
24,720	Buncombe County Metropolitan Sewerage District, Series A, Rev., VRDO, 0.79%, 09/07/2017 (z)	24,720
49,405	City of Charlotte, 2003 Governmental Facilities Projects, Series G, COP, VRDO, LIQ: Wells Fargo Bank NA, 0.78%, 09/07/2017 (z)	49,405
7,675	City of Charlotte, Governmental Facilities, Series F, COP, VRDO, 0.80%, 09/07/2017 (z)	7,675
19,580	City of Greensboro, Combined Enterprise System, Series A, Rev., VRDO, 0.80%, 09/07/2017 (z)	19,580
5,230	City of Raleigh, Combined Enterprise System, Series B, Rev., VRDO, 0.81%, 09/07/2017 (z)	5,230
	City of Raleigh, Downtown Improvement Projects,
40,900	Series A, COP, VRDO, 0.79%, 09/07/2017 (z)	40,900
61,715	Series B-1, COP, VRDO, 0.79%, 09/07/2017 (z)	61,715
40,355	Series B-2, COP, VRDO, 0.79%, 09/07/2017 (z)	40,355
8,125	City of Raleigh, Enterprise System, Series A, Rev., VRDO, 0.81%, 09/07/2017 (z)	8,125
17,830	Durham County Industrial Facilities & Pollution Control Financing Authority, Research Triangle Institute, Series 2007, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.79%, 09/07/2017 (z)	17,830

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN MONEY MARKET FUNDS	45

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	North Carolina — continued
	Forsyth County,
6,135	Series A, GO, VRDO, 0.79%, 09/07/2017 (z)	6,135
6,000	Series B, GO, VRDO, 0.79%, 09/07/2017 (z)	6,000
14,600	Series B, GO, VRDO, 0.79%, 09/07/2017 (z)	14,600
15,100	North Carolina Capital Facilities Finance Agency, NCCU Real Estate, Series A, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.79%, 09/07/2017 (z)	15,100
13,695	North Carolina Medical Care Commission, Health Care Facilities, WakeMed, Series C, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.78%, 09/07/2017 (z)	13,695
4,655	North Carolina Medical Care Commission, Moses Cone Health System, Series A, Rev., VRDO, 0.77%, 09/07/2017 (z)	4,655
36,660	North Carolina State University at Raleigh, Board of Governors, Series B, Rev., VRDO, 0.77%, 09/07/2017 (z)	36,660
14,900	Orange Water & Sewer Authority, Series B, Rev., VRDO, 0.79%, 09/07/2017 (z)	14,900
	University of North Carolina, University Hospital at Chapel Hill,
12,500	Series A, Rev., VRDO, 0.80%, 09/07/2017 (z)	12,500
19,190	Series B, Rev., VRDO, 0.77%, 09/07/2017 (z)	19,190

		418,970

	Ohio — 0.7%
400	City of Blue Ash, Economic Development, Ursuline Academy of Cincinnati Project, Series 2008, Rev., VRDO, LOC: PNC Bank NA, 0.79%, 09/07/2017 (z)	400
9,390	County of Cuyahoga, Civic Facilities, Rev., VRDO, LOC: PNC Bank NA, 0.78%, 09/07/2017 (z)	9,390
23,505	County of Cuyahoga, Ohio, Hospital Facilities, Sisters of Charity Health System, Series 2000, Rev., VRDO, LOC: PNC Bank NA, 0.78%, 09/07/2017 (z)	23,505
10,000	County of Franklin, CHE Trinity Health Credit Group,, Rev., VRDO, 0.95%, 09/01/2017 (z)	10,000
500	Ohio State University (The), General Receipts, Rev., VRDO, 0.73%, 09/07/2017 (z)	500
45,000	Ohio State Water Development Authority, Water Pollution Control Loan Fund, Series 2016 A, Rev., VRDO, LIQ: BMO Harris Bank NA, 0.80%, 09/07/2017 (z)	45,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Ohio — continued
18,150	State of Ohio, Infrastructure Improvement, Series A, GO, VRDO, 0.78%, 09/07/2017 (z)	18,150

		106,945

	Oregon — 0.1%
15,450	Clackamas County Hospital Facility Authority, Legacy Health System, Series B, Rev., VRDO, LOC: U.S. Bank NA, 0.77%, 09/07/2017 (z)	15,450
3,635	State of Oregon, Facilities Authority, PeaceHealth, Series B, Rev., VRDO, LOC: U.S. Bank NA, 0.78%, 09/07/2017 (z)	3,635

		19,085

	Pennsylvania — 3.0%
5,200	Allegheny County IDA, Health Care, Vincentian Collaborative, Series A, Rev., VRDO, LOC: PNC Bank NA, 0.78%, 09/07/2017 (z)	5,200
	Bucks County IDA, Grand View Hospital,
10,540	Series A, Rev., VRDO, LOC: TD Bank NA, 0.80%, 09/07/2017 (z)	10,540
6,600	Series B, Rev., VRDO, LOC: PNC Bank NA, 0.78%, 09/07/2017 (z)	6,600
19,115	Butler County General Authority, Series SGC-58, Class A, Rev., VRDO, LIQ: Societe Generale, 0.82%, 09/07/2017 (e) (z)	19,115
8,570	Butler County General Authority, North Allegheny School District Project, Series B, Rev., VRDO, 0.78%, 09/07/2017 (z)	8,570
	City of Philadelphia, Gas Works, 1998 General Ordinance, Eight,
18,115	Series B, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.79%, 09/07/2017 (z)	18,115
12,900	Series D, Rev., VRDO, LOC: Royal Bank of Canada, 0.79%, 09/07/2017 (z)	12,900
33,775	County of Allegheny, Series C, GO, VRDO, LOC: PNC Bank NA, 0.78%, 09/07/2017 (z)	33,775
16,295	Delaware Valley Regional Finance Authority, Local Government, Class A, Rev., VRDO, LIQ: Societe Generale, 0.82%, 09/07/2017 (e) (z)	16,295
26,560	Fayette County Hospital Authority, Regional Health System, Series A, Rev., VRDO, LOC: PNC Bank NA, 0.78%, 09/07/2017 (z)	26,560
16,225	Lackawanna County Multi-Purpose Stadium Authority, Hotel Room Rental Tax, Rev., VRDO, LOC: PNC Bank NA, 0.78%, 09/07/2017 (z)	16,225

SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Pennsylvania — continued
	Montgomery County Redevelopment Authority, Multi-Family Housing, Brookside Manors Apartments Project,
18,910	Series A, Rev., VRDO, FNMA, LOC: FNMA, 0.83%, 09/07/2017 (z)	18,910
2,405	Series A-T2, Rev., VRDO, FNMA, LOC: FNMA, 0.83%, 09/07/2017 (z)	2,405
17,080	Montgomery County Redevelopment Authority, Multi-Family Housing, Kingswood Apartments Project, Series A, Rev., VRDO, FNMA, LOC: FNMA, 0.83%, 09/07/2017 (z)	17,080
12,690	Pennsylvania Housing Finance Agency, Building Development, Rev., VRDO, 0.79%, 09/07/2017 (z)	12,690
	Pennsylvania Housing Finance Agency, Single Family Mortgage,
10,300	Series 2005-88B, Rev., VRDO, AMT, 0.87%, 09/07/2017 (z)	10,300
45,930	Series 2005-89, Rev., VRDO, AMT, 0.87%, 09/07/2017 (z)	45,930
10,230	Series 2006-94B, Rev., VRDO, AMT, 0.87%, 09/07/2017 (z)	10,230
5,760	Series 2007-99C, Rev., VRDO, AMT, 0.84%, 09/07/2017 (z)	5,760
28,305	Philadelphia Authority, Industrial Development Multi-Modal Lease, Series B-3, Rev., VRDO, LOC: PNC Bank NA, 0.78%, 09/07/2017 (z)	28,305
46,245	Pittsburgh Water & Sewer Authority, Series B-2, Rev., VRDO, LOC: PNC Bank NA, 0.78%, 09/07/2017 (z)	46,245
72,250	RBC Municipal Products, Inc. Trust, Floater Certificates, Series E-101, Rev., VRDO, LIQ: Royal Bank of Canada, 0.82%, 09/07/2017 (e) (z)	72,250

		444,000

	Rhode Island — 0.5%
1,560	Rhode Island Health & Educational Building Corp., Educational Institution, International Institute of Rhode Island, Rev., VRDO, LOC: Bank of America NA, 1.00%, 09/07/2017 (z)	1,560
33,130	Rhode Island Health & Educational Building Corp., Higher Education Facilities, Roger Williams University Issue, Series 2008 B, Rev., VRDO, LOC: U.S. Bank NA, 0.77%, 09/07/2017 (z)	33,130
7,045	Rhode Island Health & Educational Building Corp., Higher Education Facility, Rhode Island School of Design Issue, Series 2008 B, Rev., VRDO, LOC: TD Bank NA, 0.80%, 09/07/2017 (z)	7,045

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Rhode Island — continued
7,000	Rhode Island Housing & Mortgage Finance Corp., Multi-Family Housing, Sutterfield Project, Rev., VRDO, AMT, FHLMC, LOC: FHLMC, 0.87%, 09/07/2017 (z)	7,000
24,600	Rhode Island Housing & Mortgage Finance Corp., Multi-Family Housing, University Heights Project, Rev., VRDO, AMT, FHLMC, LOC: FHLMC, 0.87%, 09/07/2017 (z)	24,600
450	Rhode Island Industrial Facilities Corp., Marine Terminal, ExxonMobil Project, Rev., VRDO, 0.81%, 09/01/2017 (z)	450

		73,785

	South Carolina — 0.1%
10,000	City of Columbia, Waterworks & Sewer System, Series 2009, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.79%, 09/07/2017 (z)	10,000
3,600	City of North Charleston, Public Facilities Convention, Convention Center Project, COP, VRDO, LOC: Bank of America NA, 0.79%, 09/07/2017 (z)	3,600

		13,600

	South Dakota — 0.1%
11,700	South Dakota Housing Development Authority, Home Ownership Mortgage, Series F, Rev., VRDO, AMT, 0.87%, 09/07/2017 (z)	11,700

	Tennessee — 0.7%
8,075	City of Johnson, Health and Educational Facilities Board, Series A, Rev., VRDO, LOC: U.S. Bank NA, 0.77%, 09/07/2017 (z)	8,075
13,400	Metropolitan Government of Nashville & Davidson County Industrial Development Board, Multifamily Housing, Arbor Knoll, Series A, Rev., VRDO, LOC: FNMA, 0.83%, 09/07/2017 (z)	13,400
	Metropolitan Government of Nashville & Davidson County, Water and Sewer,
25,000	0.95%, 11/02/2017	25,000
57,500	0.98%, 09/07/2017	57,500

		103,975

	Texas — 5.0%
9,000	Bexar County Housing Finance Authority, Multi-Family Housing, Altamonte Apartment Projects, Rev., VRDO, FNMA, LOC: FNMA, 0.83%, 09/07/2017 (z)	9,000
44,775	City of Austin, Airport System, Subseries 2005-4, Rev., VRDO, AMT, AGM, LOC: Sumitomo Mitsui Banking Corp., 0.84%, 09/07/2017 (z)	44,775

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN MONEY MARKET FUNDS	47

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Texas — continued
42,410	City of Austin, Combined Utility Systems, 0.85%, 10/05/2017	42,410
	City of Houston, Combined Utility System, First Lien,
21,000	Series 2004B-2, Rev., VRDO, LOC: Citibank NA, 0.80%, 09/07/2017 (z)	21,000
10,600	Series 2004B-3, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.80%, 09/07/2017 (z)	10,600
41,700	Series 2004B-4, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.80%, 09/07/2017 (z)	41,700
29,500	City of San Antonio, 0.99%, 09/13/2017	29,500
24,225	County of Harris, Series SGC-31, Class A, Rev., VRDO, LOC: Societe Generale, 0.82%, 09/07/2017 (z)	24,225
11,000	County of Harris, Cultural Education Facilities Finance Corp., Hospital, Memorial Hermann Health System, Rev., VRDO, 0.79%, 09/07/2017 (z)	11,000
10,600	County of Jefferson, Port of Port Arthur Navigation District, Fina Oil & Chemical Co. Project, Rev., VRDO, 0.95%, 09/07/2017 (z)	10,600
12,000	Gulf Coast Waste Disposal Authority, Environmental Facilities, American Acryl LP Project, Series 2003, Rev., VRDO, AMT, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.85%, 09/07/2017 (z)	12,000
3,050	Gulf Coast Waste Disposal Authority, Environmental Facilities, Exxon Mobil Project, Series B, Rev., VRDO, 0.84%, 09/01/2017 (z)	3,050
	Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System,
24,690	Rev., VRDO, 0.79%, 09/07/2017 (z)	24,690
18,500	Series D, Rev., VRDO, 0.79%, 09/07/2017 (z)	18,500
2,300	Harris County Industrial Development Corp., Pollution Control, Series B, Rev., VRDO, 0.82%, 09/01/2017 (z)	2,300
	Lower Neches Valley Authority Industrial Development Corp., Exempt Facilities, ExxonMobil Project,
3,100	Subseries B-3, Rev., VRDO, 0.84%, 09/01/2017 (z)	3,100
5,000	Subseries B-4, Rev., VRDO, 0.84%, 09/01/2017 (z)	5,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Texas — continued
	Lower Neches Valley Authority Industrial Development Corp., ExxonMobil Project,
10,050	Series A, Rev., VRDO, 0.81%, 09/01/2017 (z)	10,050
1,300	Series A-2, Rev., VRDO, 0.81%, 09/01/2017 (z)	1,300
100	Subseries A-3, Rev., VRDO, 0.81%, 09/01/2017 (z)	100
6,550	Subseries B, Rev., VRDO, 0.84%, 09/01/2017 (z)	6,550
6,750	North Texas Tollway Authority, Series 2016-XG0036, Rev., VRDO, LIQ: Citibank NA, 0.81%, 09/07/2017 (e) (z)	6,750
84,705	San Antonio Water System, 0.86%, 09/05/2017	84,705
64,625	State of Texas, Series 2016, GO, VRDO, 0.80%, 09/07/2017 (z)	64,625
4,265	SunAmerica Taxable Trust, Series 2, Class A, Rev., VRDO, FHLMC, LOC: FHLMC, 0.85%, 09/07/2017 (z)	4,265
	Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources System,
18,500	Series 2012-B, Rev., VRDO, 0.75%, 09/07/2017 (z)	18,500
55,250	Series A, Rev., VRDO, 0.75%, 09/07/2017 (z)	55,250
	Tender Option Bond Trust Receipts/CTFS,
9,335	Series 2015-XM0071, Rev., VRDO, AGM, LIQ: Bank of America NA, 0.84%, 09/07/2017 (e) (z)	9,335
9,495	Series 2016-XF2321, Rev., VRDO, LIQ: Wells Fargo Bank NA, 0.82%, 09/07/2017 (e) (z)	9,495
4,700	Texas Department of Housing & Community Affairs, Multi-Family Housing, Terraces at Cibolo, Rev., VRDO, LOC: Citibank NA, 0.88%, 09/07/2017 (z)	4,700
740	Texas Department of Housing & Community Affairs, Multi-Family Housing, Timber Point Apartments Project, Series A-1, Rev., VRDO, FHLMC, LOC: FHLMC, 0.89%, 09/07/2017 (z)	740
35,850	Texas Public Finance Authority, 0.85%, 10/05/2017	35,850
	University of Texas System,
25,000	0.87%, 10/03/2017	25,000
25,000	0.98%, 09/14/2017	25,000
10,000	Series A, 0.88%, 09/01/2017	10,000
23,143	Series A, 0.90%, 11/07/2017	23,143

SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Texas — continued
14,419	Series A, 0.90%, 12/14/2017	14,419
25,000	Series A, 0.98%, 09/14/2017	25,000

		748,227

	Utah — 1.3%
23,700	Central Utah Water Conservancy District, Series A, Rev., VRDO, 0.81%, 09/07/2017 (z)	23,700
	County of Utah Hospital, IHC Health Services,
8,225	Series B, Rev., VRDO, 0.77%, 09/07/2017 (z)	8,225
22,150	Series B, Rev., VRDO, 0.77%, 09/07/2017 (z)	22,150
27,500	Series C, Rev., + 0.00%), 0.77%, 09/07/2017 (aa)	27,500
40,000	Series C, Rev., VRDO, 0.78%, 09/07/2017 (z)	40,000
	County of Utah Hospital, IHC Health Services, Inc.,
8,200	Series C, Rev., VRDO, 0.77%, 09/07/2017 (z)	8,200
32,830	Series D, Rev., VRDO, 0.77%, 09/07/2017 (z)	32,830
19,500	Emery County, Pollution Control, Pacificorp Projects, Rev., VRDO, LOC: Canadian Imperial Bank of Commerce, 0.77%, 09/07/2017 (z)	19,500
	Utah Housing Finance Agency, Single Family Mortgage,
3,525	Series D-1, Rev., VRDO, AMT, 0.90%, 09/07/2017 (z)	3,525
3,625	Series E-1, Class I, Rev., VRDO, AMT, 0.90%, 09/07/2017 (z)	3,625
3,455	Series F-2, Class I, Rev., VRDO, 0.80%, 09/07/2017 (z)	3,455

		192,710

	Vermont — 0.3%
51,605	Vermont Educational and Health Buildings Financing Agency, Fletcher Allen Health Care Project, Series A, Rev., VRDO, AGM, LOC: TD Banknorth NA, 0.78%, 09/07/2017 (z)	51,605

	Virginia — 2.6%
20,195	Arlington County IDA, Multi-family Housing, Gates of Ballston Apartments, Series 2005, Rev., VRDO, LOC: PNC Bank NA, 0.83%, 09/07/2017 (z)	20,195

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Virginia — continued
35,000	County of Hanover, Economic Development Authority, Bon Secours Health System, Inc., Series D, Rev., VRDO, LOC: U.S. Bank NA, 0.77%, 09/07/2017 (z)	35,000

20,300	County of Loudon, IDA, Multi-Modal, Howard Huges Medical Institute, Series B, Rev., VRDO, 0.80%, 09/07/2017 (z)	20,300
	FHLMC, Multi-Family Housing,
43,717	Series M019, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.87%, 09/07/2017 (z)	43,717
18,372	Series M020, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.87%, 09/07/2017 (z)	18,372
49,850	Series M021, Class A, Rev., VRDO, LIQ: FHLMC, 0.87%, 09/07/2017 (z)	49,850
17,975	Series M024, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.87%, 09/07/2017 (z)	17,975
20,750	Series M025, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.87%, 09/07/2017 (z)	20,750
11,385	Series M026, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.87%, 09/07/2017 (z)	11,385
9,285	Industrial Development Authority of Loudoun County, Rev., VRDO, LOC: PNC Bank NA, 0.79%, 09/07/2017 (z)	9,285
	Loudoun County IDA, Howard Hughes Medical Institute,
47,125	Series A, Rev., VRDO, 0.77%, 09/07/2017 (z)	47,125
24,400	Series B, Rev., VRDO, 0.77%, 09/07/2017 (z)	24,400
700	Series C, Rev., VRDO, 0.80%, 09/07/2017 (z)	700
15,000	Series D, Rev., VRDO, 0.80%, 09/07/2017 (z)	15,000
20,500	Series E, Rev., VRDO, 0.78%, 09/07/2017 (z)	20,500
6,790	Loudoun County Sanitation Authority, Water & Sewer System, Rev., VRDO, 0.79%, 09/07/2017 (z)	6,790
9,400	Virginia College Building Authority, Educatioal Facilities, Washington and Lee University, Series B, Rev., VRDO, 0.79%, 09/07/2017 (z)	9,400
9,975	Virginia College Building Authority, Educational Facilities, University of Richmond Project, Series 2004, Rev., VRDO, 0.77%, 09/07/2017 (z)	9,975

		380,719

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN MONEY MARKET FUNDS	49

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Washington — 1.3%
17,000	Chelan County Public Utility District No.1, Series B, Rev., VRDO, 0.80%, 09/07/2017 (z) (w)	17,000
22,000	County of King, Sewer, Series B, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 0.82%, 09/07/2017 (z)	22,000
29,255	King County Housing Authority, Series A, Rev., VRDO, FHLMC, LOC: FHLMC, 0.83%, 09/07/2017 (z)	29,255
23,850	Port of Seattle, Subordinate Lien, Series 2008, Rev., VRDO, AMT, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.81%, 09/07/2017 (z)	23,850
1,765	Washington State Housing Finance Commission, Local 82 - JATC Educational Development Trust Project, Rev., VRDO, LOC: U.S. Bank NA, 0.89%, 09/01/2017 (z)	1,765
9,985	Washington State Housing Finance Commission, Multi-Family Housing, Barkley Ridge Apartments, Series A, Rev., VRDO, LOC: FHLMC, 0.92%, 09/07/2017 (z)	9,985
17,640	Washington State Housing Finance Commission, Multi-Family Housing, Merrill Gardens Tacoma Project, Series A, Rev., VRDO, LOC: FNMA, 0.87%, 09/07/2017 (z)	17,640
27,180	Washington State Housing Finance Commission, Multi-Family Housing, Queen Anne Project, Series A, Rev., VRDO, LOC: FNMA, 0.89%, 09/07/2017 (z)	27,180
14,660	Washington State Housing Finance Commission, Multi-Family Housing, Seasons Apartments Project, Rev., VRDO, AMT, FNMA, LOC: FNMA, 0.85%, 09/07/2017 (z)	14,660
24,785	Washington State Housing Finance Commission, Multi-Family Housing, Urban Center Apartments Project, Series 2012, Rev., VRDO, FHLMC, LOC: FHLMC, 0.80%, 09/07/2017 (z)	24,785

		188,120

	Wisconsin — 1.3%
	State of Wisconsin,
29,415	Series A, 0.85%, 10/02/2017	29,415
16,530	Series A, 0.85%, 10/03/2017	16,530
13,000	Series A, 0.88%, 12/04/2017	13,000
	Wisconsin Health & Educational Facilities Authority,
49,615	Series C, VRDO, 0.88%, 09/05/2017 (z)	49,615
52,850	Series C, VRDO, 1.03%, 10/03/2017 (z)	52,850

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Wisconsin — continued
18,145	Wisconsin Health & Educational Facilities Authority, Aurora Health Care, Inc., Series C, Rev., VRDO, LOC: Bank of Montreal, 0.85%, 09/01/2017 (z)	18,145
11,205	Wisconsin Housing & EDA, Home Ownership, Series C, Rev., VRDO, 0.79%, 09/07/2017 (z)	11,205

		190,760

	Wyoming — 0.1%
7,700	County of Uinta, Wyoming Pollution Control, Chevron, Inc. Project, Rev., VRDO, 0.82%, 09/01/2017 (z)	7,700

	Total Municipal Bonds (Cost $13,536,070)	13,536,070

SHARES
Variable Rate Demand Preferred Shares — 7.4%
	California — 3.0%
	Nuveen California AMT-Free Quality Municipal Income Fund
26,500	Series 3, LIQ: TD Bank NA, 0.87%, 09/07/2017 # (e)	26,500
49,100	Series 5, LIQ: TD Bank NA, 0.87%, 09/07/2017 # (e)	49,100
30,000	Series 6, LIQ: Sumitomo Mitsui Banking, 0.87%, 09/07/2017 # (e)	30,000
	Nuveen California Quality Municipal Income Fund
59,200	Series 1, LIQ: Societe Generale, 0.99%, 09/07/2017 # (e)	59,200
27,500	Series 2, LIQ: Citibank NA, 0.94%, 09/07/2017 # (e)	27,500
26,800	Series 3, LIQ: TD Bank NA, 0.95%, 09/07/2017 # (e)	26,800
58,500	Series 4, LIQ: Royal Bank of Canada, 0.95%, 09/07/2017 # (e)	58,500
84,900	Series 5, LIQ: Citibank NA, 0.94%, 09/07/2017 # (e)	84,900
67,600	Series 6, LIQ: Citibank NA, 0.94%, 09/07/2017 # (e)	67,600
21,000	Series 7, LIQ: Royal Bank of Canada, 0.95%, 09/07/2017 # (e)	21,000
	New York — 0.8%
	Nuveen New York AMT-Free Quality Municipal Income Fund
28,600	Series 1, LIQ: Citibank NA, 0.87%, 09/07/2017 # (e)	28,600
47,400	Series 2, LIQ: Citibank NA, 0.87%, 09/07/2017 # (e)	47,400

SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2017

SHARES	SECURITY DESCRIPTION	VALUE($)
Variable Rate Demand Preferred Shares — continued
	New York — continued
8,500	Series 3, LIQ: Citibank NA, 0.87%, 09/07/2017 # (e)	8,500
40,000	Series 5, LIQ: TD Bank NA, 0.87%, 09/07/2017 # (e)	40,000

	Other — 3.6%
	Nuveen AMT-Free Municipal Credit Income Fund
147,000	Series 5, LIQ: Societe Generale, 0.89%, 09/07/2017 # (e)	147,000
133,300	Series 6, LIQ: Sumitomo Mitsui Banking, 0.89%, 09/07/2017 # (e)	133,300
	Nuveen AMT-Free Quality Municipal Income Fund
92,000	Series 2, LIQ: Citibank NA, 0.89%, 09/07/2017 # (e)	92,000

SHARES	SECURITY DESCRIPTION	VALUE($)
Variable Rate Demand Preferred Shares — continued
	Other — continued
153,500	Series 3, LIQ: Toronto-Dominion Bank, 0.87%, 09/07/2017 # (e)	153,500
	Total Variable Rate Demand Preferred Shares (Cost $1,101,400)	1,101,400

	Total Investments — 98.6% (Cost $14,637,470)*	14,637,470
	Other Assets in Excess of Liabilities — 1.4%	205,404

	NET ASSETS — 100.0%	$14,842,874

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN MONEY MARKET FUNDS	51

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Municipal Bonds — 92.3% (t)
	California — 3.4%
790	California Statewide Communities Development Authority, Rady Children’s Hospital, Series C, Rev., VRDO, LOC: Northern Trust Co., 0.76%, 09/07/2017 (z)	790
31,470	City & County of San Francisco, Multifamily Housing, Transbay Block 8 Tower Apartments, Series H-2, Rev., VRDO, LOC: Bank of China, 0.87%, 09/07/2017 (z)	31,470
14,500	Modesto Irrigation District Financing Authority, Municipal Securities Trust Receipts, Class A, Rev., VRDO, NATL, LOC: Societe Generale, 0.82%, 09/07/2017 (z)	14,500
1,425	Oxnard Housing Authority, Seawind Apartments Project, Rev., VRDO, LOC: FNMA, 0.93%, 09/07/2017 (z)	1,425
400	San Francisco City & County Airports Commission, San Francisco International Airport, Second, Series 36B, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.76%, 09/07/2017 (z)	400
	Tender Option Bond Trust Receipts/CTFS,
9,025	Series 2016-XF0452, Rev., VRDO, LIQ: Toronto-Dominion Bank, 0.81%, 09/07/2017 (e) (z)	9,025
2,600	Series 2017-ZM0473, Rev., VRDO, LIQ: Royal Bank of Canada, 0.84%, 09/07/2017 (z)	2,600
1,465	Series 2017-ZM0487, Rev., VRDO, LIQ: Royal Bank of Canada, 0.84%, 09/07/2017 (e) (z)	1,465

		61,675

	Colorado — 4.0%
375	Colorado Educational & Cultural Facilities Authority, Nature Conservancy Project, Series 2012, Rev., VRDO, 0.87%, 09/07/2017 (z)	375
8,925	Colorado Housing & Finance Authority, Multi-Family Housing, Rev., VRDO, LOC: U.S. Bank NA, 0.88%, 09/07/2017 (z)	8,925
	Colorado Housing & Finance Authority, Single Family Mortgage,
17,260	Series A, Class I, Rev., VRDO, AMT, 0.88%, 09/07/2017 (z)	17,260
7,300	Series B-3, Class 1, Rev., VRDO, AMT, FHLB, 0.82%, 09/07/2017 (z)	7,300
39,670	Tender Option Bond Trust Receipts/CTFS, Series 2016-ZF0467, Rev., VRDO, LIQ: Royal Bank of Canada, 0.86%, 09/07/2017 (e) (z)	39,670

		73,530

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Connecticut — 2.0%
11,695	Connecticut Housing Finance Authority, Housing Mortgage Finance Program, Series E, Rev., VRDO, 0.89%, 09/07/2017 (z)	11,695
24,200	Connecticut State Development Authority, Rev., VRDO, LOC: Bank of Montreal, 0.85%, 09/07/2017 (z)	24,200

		35,895

	Delaware — 1.2%
22,915	County of New Castle, FlightSafety International, Inc. Project, Rev., VRDO, 0.81%, 09/07/2017 (z)	22,915

	Florida — 4.8%
17,800	Collier County IDA, Allete, Inc. Project, Series 2006, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.84%, 09/07/2017 (z)	17,800
2,350	Collier County IDA, Ave Maria Utility Co. Project, Rev., VRDO, AMT, LOC: Northern Trust Co., 0.82%, 09/07/2017 (z)	2,350
15,000	County of Okeechobee, Landfill, Inc. Project, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.84%, 09/07/2017 (z)	15,000
6,590	County of Palm Beach, Florida Schood Board, Class A, COP, VRDO, LIQ: Citibank NA, 0.83%, 09/07/2017 (e) (z)	6,590
4,505	County of Palm Beach, Special Purpose Facilities, FlightSafety Project, Rev., VRDO, 0.81%, 09/07/2017 (z)	4,505
14,600	Florida Housing Finance Corp., Multi-Family Mortgage, Boynton Bay Apartments, Series I, Rev., VRDO, LOC: Citibank NA, 0.86%, 09/07/2017 (z)	14,600
800	Florida Municipal Power Agency, All Requirements Power Supply Project, Series C, Rev., VRDO, LOC: Bank of America NA, 0.87%, 09/01/2017 (z)	800
9,180	Florida State Department of Environmental Protection, Everglades Restoration, Series A, Rev., VRDO, AGC, 0.80%, 09/07/2017 (z)	9,180
6,425	Miami-Dade County Industrial Development Authority, Professional Modification Services Project, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.84%, 09/07/2017 (z)	6,425
11,270	Sumter County IDA, Solid Waste Disposal, American Cement Co., LLC Project, Rev., VRDO, LOC: Bank of America NA, 0.89%, 09/07/2017 (z)	11,270

		88,520

SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Georgia — 1.0%
14,800	Atkinson/Coffee Counties Joint Development Authority, Solid Waste Disposal, Langboard, Inc. Project, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.84%, 09/07/2017 (z)	14,800
2,895	Fulton County Development Authority, Airport Facility, FlightSafety International, Inc. Project, Series B, Rev., VRDO, 0.81%, 09/07/2017 (z)	2,895

		17,695

	Idaho — 1.4%
25,695	Idaho Housing & Finance Association, Single Family Mortgage, Series A-3, Class I, Rev., VRDO, AMT, LIQ: Barclays Bank plc, 0.90%, 09/07/2017 (z)	25,695

	Illinois — 1.2%
12,000	Chicago Midway Airport, Second Lien, Series C-2, Rev., VRDO, AMT, LOC: Bank of Montreal, 0.83%, 09/07/2017 (z)	12,000
10,700	Illinois Finance Authority, St. Ignatius College Prep. Project, Rev., VRDO, LOC: PNC Bank NA, 0.88%, 09/07/2017 (z)	10,700

		22,700

	Indiana — 0.7%
6,375	City of Chicago, Gary International Airport Authority, Multi-Modal Special purpose Facility, Rev., VRDO, LOC: BMO Harris Bank NA, 0.85%, 09/07/2017 (z)	6,375
4,100	Indiana Finance Authority, Solid Waste Disposal, Four-Leaf Clover Dairy LLC Project, Rev., VRDO, LOC: Bank of America NA, 1.00%, 09/07/2017 (z)	4,100
2,500	Tender Option Bond Trust Receipts/CTFS, Series 2016-ZF0280, Rev., VRDO, LIQ: TD Bank NA, 0.83%, 09/07/2017 (z)	2,500

		12,975

	Iowa — 0.7%
1,210	City of Hills, Health Facilities, Mercy Hospital Project, Rev., VRDO, LOC: U.S. Bank NA, 0.90%, 09/01/2017 (z)	1,210
10,910	Iowa Finance Authority, Multi-Family Housing, Series A, Rev., VRDO, AMT, 0.84%, 09/07/2017 (z)	10,910

		12,120

	Kansas — 1.6%
7,750	City of Mission, Kansas, Multi-Family Housing, The Falls Apartments Project, Rev., VRDO, LOC: U.S. Bank NA, 0.90%, 09/07/2017 (z)	7,750

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Kansas — continued
20,780	City of Wichita, Airport Facility, FlightSafety International, Inc., Series VIII, Rev., VRDO, 0.81%, 09/07/2017 (z)	20,780

		28,530

	Kentucky — 0.6%
5,000	Louisville & Jefferson County, Regional Airport Authority, Special Facilities, UPS Worldwide Forwarding, Inc. Project, Series A, Rev., VRDO, 0.89%, 09/01/2017 (z)	5,000
5,740	Maysville Industrial Bldg., Green Tokai Co., Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.85%, 09/07/2017 (z)	5,740

		10,740

	Maine — 2.9%
	Maine State Housing Mortgage Authority,
10,570	Series B2, Rev., VRDO, AMT, 0.84%, 09/07/2017 (z)	10,570
25,175	Series E-3, Rev., VRDO, AMT, 0.84%, 09/07/2017 (z)	25,175
17,185	Series G, Rev., VRDO, AMT, 0.84%, 09/07/2017 (z)	17,185

		52,930

	Maryland — 4.0%
	Maryland Community Development Administration, Department of Housing & Community Development, Residential,
23,520	Series G, Rev., VRDO, AMT, 0.82%, 09/07/2017 (z)	23,520
36,605	Series J, Rev., VRDO, AMT, 0.83%, 09/07/2017 (z)	36,605
13,900	Prince Georges County Housing Authority, Multi-Family, Allentowne Apartments Project, Rev., VRDO, FHLMC, LOC: FHLMC, 0.89%, 09/07/2017 (z)	13,900

		74,025

	Massachusetts — 0.5%
9,850	Massachusetts State Development Finance Agency, Housing, Cordis Millsllc, Rev., VRDO, LIQ: FNMA, 0.89%, 09/07/2017 (z)	9,850

	Michigan — 3.3%
27,050	Kent Hospital Finance Authority, Spectrum Health System, Series C, Rev., VRDO, LOC: Bank of New York Mellon, 0.78%, 09/07/2017 (z)	27,050

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN MONEY MARKET FUNDS	53

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Michigan — continued
24,060	Michigan State Housing Development Authority, Rental Housing, Series C, Rev., VRDO, AMT, LIQ: Royal Bank of Canada, 0.86%, 09/07/2017 (z)	24,060
10,000	Rib Floater Trust, Series 2017-012, Rev., VRDO, LIQ: Barclays Bank plc, 0.86%, 09/07/2017 (e) (z)	10,000

		61,110

	Minnesota — 1.1%
13,200	Minnesota Housing Finance Agency, Residential Housing Finance, Rev., VRDO, AMT, GNMA/FNMA/FHLMC COLL, 0.85%, 09/07/2017 (z)	13,200
7,000	Oakdale Multifamily, Housing Cottage Homesteads, Rev., VRDO, FHLMC, LOC: FHLMC, 0.85%, 09/07/2017 (z)	7,000

		20,200

	Missouri — 3.6%
29,380	Rib Floater Trust, Series 2017-010, Rev., VRDO, LOC: Barclays Bank plc, 0.86%, 09/07/2017 (e) (z)	29,380
25,000	St. Charles County IDA, Country Club Apartments Project, Rev., VRDO, LOC: FNMA, 0.83%, 09/07/2017 (z)	25,000
12,200	St. Charles County IDA, Remington Apartments Project, Rev., VRDO, LOC: FNMA, 0.83%, 09/07/2017 (z)	12,200

		66,580

	Nebraska — 0.5%
10,000	Nebraska Investment Finance Authority, Multi-Family Housing, Series A, Rev., VRDO, LOC: Citibank NA, 0.84%, 09/07/2017 (z)	10,000

	Nevada — 4.7%
65,900	City of Reno, Sales Tax Revenue, Senior Lien, ReTrac-Reno Transportation Rail Access Corridor Project, Series 2008A, Rev., VRDO, LOC: Bank of New York Mellon, 0.94%, 09/01/2017 (z)	65,900
2,750	Clark County, Nevada Airport System, Series B-2, Rev., VRDO, AMT, LOC: Royal Bank of Canada, 0.85%, 09/07/2017 (z)	2,750
17,850	Nevada Housing Division, Multi-Unit Housing, Reno Apartments, Series A, Rev., VRDO, FNMA, LOC: FNMA, 0.80%, 09/07/2017 (z)	17,850

		86,500

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New Hampshire — 0.6%
10,750	Tender Option Bond Trust Receipts/CTFS, Series 2015-XF0037, Rev., VRDO, FHA, LIQ: Toronto-Dominion Bank, 0.99%, 09/07/2017 (e) (z)	10,750

	New Jersey — 1.4%
	RBC Municipal Products, Inc. Trust, Floater Certificates,
10,000	Series E-102, Rev., VRDO, LIQ: Royal Bank of Canada, 0.82%, 09/07/2017 (e) (z)	10,000
15,000	Series E-103, Rev., VRDO, LIQ: Royal Bank of Canada, 0.82%, 09/07/2017 (e) (z)	15,000

		25,000

	New York — 13.3%
30,000	City of New York, Fiscal Year 2017, Series A, Subseries A-6, GO, VRDO, 0.87%, 09/01/2017 (z)	30,000
13,310	Erie County Industrial Development Agency, Series 2008, Rev., VRDO, LOC: Manufacturers & Trader Trust Co., 0.89%, 09/07/2017 (z)	13,310
4,025	New York City Housing Development Corp., Multi-Family Mortgage, Bathgate Avenue Apartments, Series A, Rev., VRDO, LOC: FNMA, 0.87%, 09/07/2017 (z)	4,025
10,000	New York City Housing Development Corp., Multi-Family Mortgage, Related-Upper East, Series A, Rev., VRDO, AMT, LOC: Landesbank Baden-Wuerttemberg, 0.82%, 09/07/2017 (z)	10,000
20,000	New York City Industrial Development Agency, 123 Washington LLC Project, Series 2007, Rev., VRDO, LOC: Bank of China, 0.92%, 09/01/2017 (z)	20,000
19,000	New York City Industrial Development Agency, Special Facility, Air Express International Corp. Project, Rev., VRDO, LOC: Citibank NA, 0.84%, 09/07/2017 (z)	19,000
10,000	New York Liberty Development Corp., Series 2015-XF2023, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.84%, 09/07/2017 (e) (z)	10,000
9,000	New York State Energy Research & Development Authority, Consolidated Edison Co. of New York, Inc. Project, Series C, Subseries C-1, Rev., VRDO, LOC: Mizuho Bank Ltd., 0.85%, 09/07/2017 (z)	9,000
21,550	New York State Housing Finance Agency, 222 East 44th Street Housing, Series A, Rev., VRDO, LOC: Bank of China, 0.88%, 09/07/2017 (z)	21,550

SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	New York — continued
20,400	New York State Housing Finance Agency, 250 West 93rd Street Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 0.85%, 09/07/2017 (z)	20,400
	New York State Housing Finance Agency, 42nd and 10th Housing,
400	Series A, Rev., VRDO, FHLMC, LOC: FHLMC, 0.77%, 09/07/2017 (z)	400
28,600	Series A, Rev., VRDO, AMT, FHLMC, LOC: FHLMC, 0.81%, 09/07/2017 (z)	28,600
3,300	New York State Housing Finance Agency, 455 West 37th Street Housing, Series A, Rev., VRDO, AMT, LOC: Landesbank Hessen-Thueringen, 0.92%, 09/01/2017 (z)	3,300
5,000	New York State Housing Finance Agency, Warren Knolls Apartments, Series A, Rev., VRDO, FNMA, LOC: FNMA, 0.89%, 09/07/2017 (z)	5,000
	New York State Mortgage Agency, Homeowner Mortgage,
10,000	Series 135, Rev., VRDO, AMT, 0.92%, 09/01/2017 (z)	10,000
11,300	Series 142, Rev., VRDO, AMT, 0.89%, 09/01/2017 (z)	11,300
9,505	Port Authority of New York & New Jersey, Series 2016-ZF2380, Rev., VRDO, LIQ: Citibank NA, 0.85%, 09/07/2017 (e) (z)	9,505
2,500	Tender Option Bond Trust Receipts, Rev., VRDO, LIQ: Citibank NA, 0.84%, 09/07/2017 (z)	2,500
	Tender Option Bond Trust Receipts/CTFS,
4,000	Series XF0566, Rev., VRDO, LIQ: Toronto-Dominion Bank, 0.81%, 09/07/2017 (e) (z)	4,000
4,000	Series XF0567, Rev., VRDO, LIQ: Toronto-Dominion Bank, 0.81%, 09/07/2017 (e) (z)	4,000
7,830	Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Series A, Rev., VRDO, LOC: TD Bank NA, 0.80%, 09/07/2017 (z)	7,830

		243,720

	North Carolina — 1.1%
5,475	Mecklenburg County Industrial Facilities & Pollution Control Financing Authority, Industrial Development, Ferguson Supply & Box Mfg. Co. & Fergie-Burgess, LLC Project, Rev., VRDO, LOC: Bank of America NA, 0.89%, 09/07/2017 (z)	5,475

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	North Carolina — continued
5,000	North Carolina Capital Facilities Finance Agency, Educational Facilities, Series 2016-ZM0153, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.82%, 09/07/2017 (e) (z)	5,000
9,800	Person County Industrial Facilities & Pollution Control Financing Authority, Recovery Zone Facility, CertainTeed Gypsum NC, Inc., Series 2010, Rev., VRDO, LOC: Credit Industrial ET, 0.82%, 09/07/2017 (z)	9,800

		20,275

	North Dakota — 1.5%
27,055	North Dakota Housing Finance Agency, Housing Finance Program, Home Mortgage, Series B, Rev., VRDO, AMT, 0.83%, 09/07/2017 (z)	27,055

	Oregon — 2.4%
36,835	Port of Portland, Oregon Portland International Airport, Series 18B, Rev., VRDO, AMT, LOC: Industrial & Commercial Bank of China, 0.90%, 09/07/2017 (z)	36,835
7,550	Port of Portland, Special Obligation, Horizon Air Industries, Inc. Project, Rev., VRDO, LOC: Bank of America NA, 0.91%, 09/01/2017 (z)	7,550

		44,385

	Pennsylvania — 3.8%
3,900	County of Allegheny, Residential Finance Authority, Single Family Mortgage, Series PP, Rev., VRDO, AMT, GNMA COLL, 1.09%, 09/07/2017 (z)	3,900
13,455	Delaware Valley Regional Financial Authority, Series SGC-63, Class A, Rev., VRDO, LOC: Societe Generale, 0.82%, 09/07/2017 (e) (z)	13,455
	Pennsylvania Housing Finance Agency, Single Family Mortgage,
13,160	Series 2004-83C, Rev., VRDO, AMT, 0.87%, 09/07/2017 (z)	13,160
800	Series 2005-88C, Rev., VRDO, AMT, 0.87%, 09/07/2017 (z)	800
15,865	Series 2006-93B, Rev., VRDO, AMT, 0.84%, 09/07/2017 (z)	15,865
17,425	Series 2007-98C, Rev., VRDO, AMT, 0.84%, 09/07/2017 (z)	17,425
4,840	Series 2007-99C, Rev., VRDO, AMT, 0.84%, 09/07/2017 (z)	4,840

		69,445

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN MONEY MARKET FUNDS	55

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Rhode Island — 0.1%
2,100	Rhode Island Housing & Mortgage Finance Corp., Multi-Family Housing, University Heights Project, Rev., VRDO, AMT, FHLMC, LOC: FHLMC, 0.87%, 09/07/2017 (z)	2,100

	South Carolina — 0.3%
5,000	Tender Option Bond Trust Receipts/CTFS, Series 2015-XF2204, Rev., VRDO, LIQ: Citibank NA, 0.81%, 09/07/2017 (e) (z)	5,000

	Tennessee — 3.7%
790	Clarksville Public Building Authority, Rev., VRDO, LOC: Bank of America NA, 0.90%, 09/01/2017 (z)	790
	Clarksville Public Building Authority, Pooled Financing, Tennessee Municipal Bond Fund,
7,620	Rev., VRDO, LOC: Bank of America NA, 0.90%, 09/01/2017 (z)	7,620
5,300	Series 2004, Rev., VRDO, LOC: Bank of America NA, 0.90%, 09/01/2017 (z)	5,300
9,000	Jackson Industrial Development Board, Industrial Development, General Cable Corp. Project, Rev., VRDO, LOC: PNC Bank NA, 0.85%, 09/07/2017 (z)	9,000
12,750	Metropolitan Government of Nashville & Davidson County Industrial Development Board, Multifamily Housing, Arbor Crest, Rev., VRDO, LOC: FNMA, 0.83%, 09/07/2017 (z)	12,750
10,860	Metropolitan Government of Nashville & Davidson County, Health & Educational Facilities Board, Multi-Family Housing, The Retreat at Dry Creek Farms Apartments Project, Rev., VRDO, LOC: Citibank NA, 0.84%, 09/07/2017 (z)	10,860
	Montgomery County Public Building Authority, Tennessee County Loan Pool,
3,535	Series 2004, Rev., VRDO, LOC: Bank of America NA, 0.90%, 09/01/2017 (z)	3,535
4,910	Series 2006, Rev., VRDO, LOC: Bank of America NA, 0.90%, 09/01/2017 (z)	4,910
13,200	Wilson County, Tennessee Sports Authority, Rev., VRDO, LOC: PNC Bank NA, 0.80%, 09/07/2017 (z)	13,200

		67,965

	Texas — 7.3%
11,795	County of Harris, Series SGC-31, Class A, Rev., VRDO, LOC: Societe Generale, 0.82%, 09/07/2017 (z)	11,795
7,825	County of Jefferson, Port of Port Arthur Navigation District, Fina Oil & Chemical Co. Project, Rev., VRDO, 0.95%, 09/07/2017 (z)	7,825

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Texas — continued
	Lower Neches Valley Authority Industrial Development Corp., ExxonMobil Project,
1,300	Series B, Rev., VRDO, 0.84%, 09/01/2017 (z)	1,300
330	Subseries B-2, Rev., VRDO, 0.84%, 09/01/2017 (z)	330
12,635	Montgomery Country Housing Finance Corp., Multi-Family Housing, Park at Woodline Townhomes, Rev., VRDO, LOC: Citibank NA, 0.92%, 09/07/2017 (z)	12,635
10,950	North Texas Tollway Authority, Series 2016-XF2220, Rev., VRDO, LIQ: Citibank NA, 0.81%, 09/07/2017 (e) (z)	10,950
4,500	San Jacinto Community College District, Series 2015-XF2010, GO, VRDO, LIQ: Morgan Stanley Bank, 0.82%, 09/07/2017 (e) (z)	4,500
8,200	Southeast Texas Housing Finance Corp., Wyndham Park Apartments, Rev., VRDO, LOC: FNMA, 0.90%, 09/07/2017 (z)	8,200
21,365	State of Texas, Series C, GO, VRDO, 0.80%, 09/07/2017 (z)	21,365
8,050	SunAmerica Taxable Trust, Series 2, Class A, Rev., VRDO, FHLMC, LOC: FHLMC, 0.85%, 09/07/2017 (z)	8,050
36,455	Tender Option Bond Trust Receipts/CTFS, Series 2016-ZF0465, Rev., VRDO, LIQ: Royal Bank of Canada, 0.86%, 09/07/2017 (e) (z)	36,455
11,495	Texas Department of Housing & Community Affairs, Single Family Mortgage, Series D, Rev., VRDO, AMT, GNMA/FNMA/FHLMC, LIQ: Texas Comptroller of Public Accounts, 0.82%, 09/07/2017 (z)	11,495

		134,900

	Utah — 5.3%
	Utah Housing Corp., Single Family Mortgage,
3,005	Series A-1, Class I, Rev., VRDO, 0.90%, 09/07/2017 (z)	3,005
2,435	Series A-2, Rev., VRDO, 0.90%, 09/07/2017 (z)	2,435
4,310	Series B, Class I, Rev., VRDO, 0.90%, 09/07/2017 (z)	4,310
5,255	Series C-2, Class I, Rev., VRDO, FHA, 0.90%, 09/07/2017 (z)	5,255
4,935	Series D-2, Class I, Rev., VRDO, 0.90%, 09/07/2017 (z)	4,935
77,674	Wells Fargo Stage Trust, Series 33C, Rev., VRDO, LIQ: Wells Fargo Bank NA, 0.84%, 09/07/2017 (e) (z)	77,674

		97,614

SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Virginia — 5.4%
	County of King George, IDA, Birchwood Power Partners,
3,500	Series A, Rev., VRDO, LOC: Mizuho Bank Ltd., 0.84%, 09/01/2017 (z)	3,500
9,200	Series B, Rev., VRDO, LOC: Mizuho Bank Ltd., 0.84%, 09/01/2017 (z)	9,200
	FHLMC, Multi-Family Housing,
30,365	Series M015, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.87%, 09/07/2017 (z)	30,365
12,975	Series M021, Class A, Rev., VRDO, LIQ: FHLMC, 0.87%, 09/07/2017 (z)	12,975
20,790	Series M025, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.87%, 09/07/2017 (z)	20,790
21,775	Series M026, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.87%, 09/07/2017 (z)	21,775

		98,605

	Washington — 2.1%
10,000	Port Grays Harbor Industrial Development Corp., Murphy Co. Project, Rev., VRDO, LOC: U.S. Bank NA, 0.83%, 09/07/2017 (z)	10,000
16,935	Port of Seattle, Subordinate Lien, Series 2008, Rev., VRDO, AMT, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.81%, 09/07/2017 (z)	16,935
5,350	Washington State Housing Finance Commission, Multi-Family Housing, Alderwood Court Apartments, Series A, Rev., VRDO, LOC: FNMA, 0.90%, 09/07/2017 (z)	5,350
6,700	Washington State Housing Finance Commission, Multi-Family Housing, Meridian Court Apartments Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.92%, 09/07/2017 (z)	6,700

		38,985

	West Virginia — 0.4%
8,120	County of Harrison, Solid Waste Disposal, Waste Management of West Virginia, Inc. Project, Series A, Rev., VRDO, LOC: Bank of America NA, 0.88%, 09/07/2017 (z)	8,120

	Wisconsin — 0.1%
1,520	Wisconsin Housing & EDA, Home Ownership, Series 2016-XM0264, Rev., VRDO, LIQ: Citibank NA, 0.85%, 09/07/2017 (e) (z)	1,520

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Wyoming — 0.3%
6,200	Wyoming Community Development Authority, Composite Reoffering Housing, Series 6, Rev., VRDO, AMT, 0.90%, 09/07/2017 (z)	6,200

	Total Municipal Bonds (Cost $1,695,824)	1,695,824

SHARES
Variable Rate Demand Preferred Shares — 7.3%
	California – 7.3%
	Nuveen AMT-Free Quality Municipal Income Fund
25,000	Series 3, LIQ: Toronto-Dominion Bank, 0.87%, 09/07/2017 # (e)	25,000
40,000	Series 4, LIQ: Barclays Bank plc, 0.89%, 09/07/2017 # (e)	40,000
	Nuveen California Quality Municipal Income Fund
10,000	Series 4, LIQ: Royal Bank of Canada, 0.95%, 09/07/2017 # (e)	10,000
5,000	Series 6, LIQ: Citibank NA, 0.94%, 09/07/2017 # (e)	5,000
9,700	Nuveen Quality Municipal Income Fund, Series 3, LIQ: Barclays Bank plc, 1.02%, 09/07/2017 # (e)	9,700
44,700	Nuveen Quality Municipal Income Fund, Series 1, LIQ: Barclays Bank plc, 1.02%, 09/07/2017 # (e)	44,700

	Total Variable Rate Demand Preferred Shares (Cost $134,400)	134,400

	Total Investments — 99.6% (Cost $1,830,224)*	1,830,224
	Other Assets in Excess of Liabilities — 0.4%	7,002

	NET ASSETS — 100.0%	$1,837,226

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN MONEY MARKET FUNDS	57

J.P. Morgan Money Market Funds

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited)

AGC	— Insured by Assured Guaranty Corp.
AGM	— Insured by Assured Guaranty Municipal Corp.
AMT	— Alternative Minimum Tax
BAN	— Bond Anticipation Note
BHAC	— Insured by Berkshire Hathaway Assurance Corp.
COLL	— Collateral
CONS	— Consolidated Bonds
COP	— Certificate of Participation
CR	— Custodial Receipts
DN	— Discount Notes
EAGLE	— Earnings of accrual generated on local tax-exempt securities
EDA	— Economic Development Authority
FFCB	— Federal Farm Credit Bank
FGIC	— Insured by Financial Guaranty Insurance Co.
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
FSA	— Insured by Financial Security Assurance, Inc.
GNMA	— Government National Mortgage Association
GO	— General Obligation
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
MTA	— Metropolitan Transportation Authority
NATL	— Insured by National Public Finance Guarantee Corp.
PCR	— Pollution Control Revenue
RAN	— Revenue Anticipation Note
RE	— Reinsured
Rev.	— Revenue
TAN	— Tax Anticipation Note
VAR	— Variable Rate Security. The interest rate shown is the rate in effect as of August 31, 2017.
VRDO	— Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of August 31, 2017.

(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	— Amount rounds to less than 0.05%.
(n)	— The rate shown is the effective yield as of August 31, 2017.
(t)	— The date shown represents the earliest of the next put date, next demand date or final maturity date.
(z)

—  Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2017.

(aa)	— Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2017.
*	— The cost of securities is substantially the same for federal income tax purposes.
#	— Variable Rate Demand Preferred Shares of a closed-end investment company which have a weekly demand feature. The interest rate shown is the rate in effect as of August 31, 2017.

Additional Investment Information:

[1] Agency Joint Trading Account I — At August 31, 2017, certain Funds had undivided interests in the Agency Joint Trading Account I with a maturity date of September 01, 2017, as follows (amounts in thousands):

Fund	Principal Amount	Repurchase Price	Collateral Value Allocation
U.S. Government Money Market Fund	$8,000,000	$8,000,239	$8,161,251

Repurchase Agreements — At August 31, 2017, the Principal Amounts of certain Funds’ interests in the Agency Joint Trading Account I were as follows (amounts in thousands):

Counterparty	Interest Rate	U.S. Government Money Market Fund
BNP Paribas	1.08%	$1,100,000
Credit Agricole Corporate & Investment Bank SA	1.08%	750,000
MUFG Securities Americas, Inc.	1.06%	750,000
Societe Generale SA	1.10%	500,000
TD Securities USA LLC	1.09%	1,500,000
Wells Fargo Securities LLC	1.07%	3,400,000

Total		$8,000,000

At August 31, 2017, the Agency Joint Trading Account I was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
FFCB	1.10% — 2.69%	09/04/2018 — 08/10/2026
FHLB	0.00%	09/27/2017 — 02/28/2018
FHLMC	0.00% — 7.00%	12/15/2017 — 12/01/2047
FNMA	0.00% — 7.50%	11/01/2017 — 07/25/2054
GNMA	1.33% — 7.00%	03/20/2019 — 07/20/2067
U.S. Treasury Securities	0.00% — 9.13%	09/07/2017 — 08/15/2047

[2] Agency Joint Trading Account II — At August 31, 2017, certain Funds had undivided interests in the Agency Joint Trading Account II with a maturity date of September 01, 2017, as follows (amounts in thousands):

Fund	Principal Amount	Repurchase Price	Collateral Value Allocation
U.S. Government Money Market Fund	$636,336	$636,355	$649,063

Repurchase Agreements — At August 31, 2017, the Principal Amounts of certain Funds’ interests in the Agency Joint Trading Account II were as follows (amounts in thousands):

Counterparty	Interest Rate	U.S. Government Money Market Fund
Citibank NA	1.07%	$151,508
Citigroup Global Markets, Inc.	1.07%	151,509
Merrill Lynch PFS, Inc.	1.08%	333,319

Total		$636,336

SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2017

At August 31, 2017, the Agency Joint Trading Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
FFCB	2.99% — 3.28%	02/08/2030 — 06/02/2036
FHLB	0.00% — 2.78%	05/01/2018 — 09/06/2041
FHLMC	0.00% — 8.00%	03/01/2018 — 08/01/2047
FNMA	0.00% — 8.50%	01/01/2018 — 11/01/2046
GNMA	2.00% — 10.25%	12/15/2017 — 03/15/2059
U.S. Treasury Securities	0.00% — 8.13%	10/31/2017 — 02/15/2047

[3] Treasury Joint Trading Account I — At August 31, 2017, certain Funds had undivided interests in the Treasury Joint Trading Account I with a maturity date of September 01, 2017, as follows (amounts in thousands):

Fund	Principal Amount	Repurchase Price	Collateral Value Allocation
U.S. Government MoneyMarket Fund	$99,774	$99,777	$101,772
U.S. Treasury Plus Money Market Fund	$1,449,442	$1,449,485	$1,478,467

Repurchase Agreements — At August 31, 2017, the Principal Amounts of certain Funds’ interests in the Treasury Joint Account I were as follows (amounts in thousands):

Counterparty	Interest Rate	U.S. Government Money Market Fund and U.S. Treasury Plus Money Market Fund
Citibank NA	1.06%	$281,676
Wells Fargo Securities LLC	1.06%	1,267,540

Total		$1,549,216

At August 31, 2017, the Treasury Joint Account I was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
U.S. Treasury Securities	0.00% — 9.13%	09/07/2017 — 05/15/2047

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN MONEY MARKET FUNDS	59

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2017 (Unaudited)

(Amounts in thousands, except per share amounts)

	Prime Money Market Fund	Liquid Assets Money Market Fund	U.S. Government Money Market Fund	U.S. Treasury Plus Money Market Fund
ASSETS:
Investments in non-affiliates, at value	$33,214,142	$1,111,829	$55,227,238	$7,936,109
Repurchase agreements, at value	3,639,050	67,000	79,661,110	12,199,442
Cash	600,001	14,998	5,006,728	600,000
Receivables:
Investment securities sold	—	—	249,678	—
Fund shares sold	—	—	9,343	—
Interest from non-affiliates	20,761	568	89,075	12,570

Total Assets	37,473,954	1,194,395	140,243,172	20,748,121

LIABILITIES:
Payables:
Distributions	23,642	678	59,789	7,119
Investment securities purchased	97,454	14,916	—	—
Fund shares redeemed	—	—	4,747	—
Accrued liabilities:
Investment advisory fees	2,476	62	9,491	1,342
Administration fees	2,165	57	8,269	1,169
Distribution fees	22	33	1,084	323
Service fees	1,403	137	6,947	931
Custodian and accounting fees	863	96	340	111
Trustees’ and Chief Compliance Officer’s fees	150	4	1	—
Printing and mailing cost	587	51	1904	362
Other	1,733	146	308	64

Total Liabilities	130,495	16,180	92,880	11,421

Net Assets	$37,343,459	$1,178,215	$140,150,292	$20,736,700

SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2017

	Prime Money Market Fund	Liquid Assets Money Market Fund	U.S. Government Money Market Fund	U.S. Treasury Plus Money Market Fund
NET ASSETS:
Paid-in-Capital	$37,339,269	$1,178,418	$140,148,552	$20,737,206
Accumulated undistributed (distributions in excess of) net investment income	(694)	(214)	(1,363)	(528)
Accumulated net realized gains (losses)	(2)	11	3,103	22
Net unrealized appreciation (depreciation)	4,886	—	—	—

Total Net Assets	$37,343,459	$1,178,215	$140,150,292	$20,736,700

Net Assets:
Class C	$2,983	$28,297	$—	$432,208
Agency	1,323,730	146,276	12,189,695	930,190
Capital	24,698,940	1,402	78,617,307	—
Direct	—	—	107,852	23,472
Eagle Class	—	—	1,120,515	20
Eagle Private Wealth Class	—	—	20	—
E*Trade	—	—	161,218	—
IM	1,931,707	—	3,017,901	2,509,999
Institutional Class	7,815,047	572,656	33,709,141	15,710,678
Investor	—	4,109	707,257	59,987
Morgan	554,403	161,360	2,224,077	292,997
Premier	924,476	256,448	7,130,200	677,724
Reserve	92,173	7,667	123,139	99,405
Service	—	—	1,041,970	20

Total	$37,343,459	$1,178,215	$140,150,292	$20,736,700

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class C	2,982	28,298	—	432,208
Agency	1,323,388	146,278	12,189,582	930,208
Capital	24,692,139	1,402	78,616,306	—
Direct	—	—	107,849	23,472
Eagle Class	—	—	1,120,502	20
Eagle Private Wealth Class	—	—	20	—
E*Trade	—	—	161,218	—
IM	1,931,165	—	3,017,905	2,510,151
Institutional Class	7,812,839	572,670	33,708,668	15,710,996
Investor	—	4,109	707,243	59,988
Morgan	554,290	161,367	2,224,049	293,000
Premier	924,217	256,456	7,130,116	677,733
Reserve	92,156	7,667	123,138	99,406
Service	—	—	1,041,934	20
Net Asset Value offering and redemption price per share (all classes, except Prime Money Market Fund)	$—	$1.00	$1.00	$1.00

Net Asset Value offering and redemption price per share
Class C	$1.0003	$—	$—	$—
Agency	1.0003	—	—	—
Capital	1.0003	—	—	—
IM	1.0003	—	—	—
Institutional Class	1.0003	—	—	—
Morgan	1.0002	—	—	—
Premier	1.0003	—	—	—
Reserve	1.0002	—	—	—

Cost of investments in non-affiliates	$33,209,256	$1,111,829	$55,227,238	$7,936,109
Cost of repurchase agreements	3,639,050	67,000	79,661,110	12,199,442

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN MONEY MARKET FUNDS	61

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands, except per share amounts)

	Federal Money Market Fund	100% U.S. Treasury Securities Money Market Fund	Tax Free Money Market Fund		Municipal Money Market Fund
ASSETS:
Investments in non-affiliates, at value	$3,241,077	$28,488,758	$14,637,470		$1,830,224
Cash	32,535	709,873	—		20
Receivables:
Investment securities sold	—	125,938	208,766		2,988
Investment securities sold — delayed delivery securities	—	—	5,560		2,225
Fund shares sold	5,921	—	—		—
Interest from non-affiliates	2,017	19,946	14,639		2,674
Prepaid expenses	—	—	—		320

Total Assets	3,281,550	29,344,515	14,866,435		1,838,451

LIABILITIES:
Payables:
Due to custodian	—	—	8		—
Distributions	1,506	9,687	6,502		232
Investment securities purchased	—	981,805	12,600		—
Fund shares redeemed	4,012	—	—		—
Accrued liabilities:
Investment advisory fees	149	1,740	1,028		98
Administration fees	141	1,535	909		91
Distribution fees	4	136	502		247
Service fees	209	1,615	1,654		355
Custodian and accounting fees	22	117	97		25
Trustees’ and Chief Compliance Officer’s fees	2	21	—	(a)	—
Printing and mailing cost	481	32	75		127
Other	217	124	186		50

Total Liabilities	6,743	996,812	23,561		1,225

Net Assets	$3,274,807	$28,347,703	$14,842,874		$1,837,226

(a)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2017

	Federal Money Market Fund	100% U.S. Treasury Securities Money Market Fund	Tax Free Money Market Fund	Municipal Money Market Fund
NET ASSETS:
Paid-in-Capital	$3,274,997	$28,348,407	$14,842,667	$1,837,054
Accumulated undistributed (distributions in excess of) net investment income	(202)	(593)	(279)	(9)
Accumulated net realized gains (losses)	12	(111)	486	181

Total Net Assets	$3,274,807	$28,347,703	$14,842,874	$1,837,226

Net Assets:
Agency	$137,860	$1,469,279	$578,455	$70,607
Capital	—	13,437,112	—	—
Direct	—	—	20	—
Eagle Class	—	—	—	602,268
Institutional Class	2,984,077	11,084,676	10,315,036	550,957
Morgan	35,536	1,343,021	12,154	257,882
Premier	117,154	877,579	1,590,721	59,240
Reserve	180	136,016	2,346,488	278
Service	—	20	—	295,994

Total	$3,274,807	$28,347,703	$14,842,874	$1,837,226

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Agency	137,877	1,469,311	578,436	70,602
Capital	—	13,437,411	—	—
Direct	—	—	20	—
Eagle Class	—	—	—	602,205
Institutional Class	2,984,516	11,084,921	10,314,618	550,919
Morgan	35,544	1,343,040	12,153	257,851
Premier	117,174	877,597	1,590,641	59,236
Reserve	180	136,017	2,346,345	278
Service	—	20	—	295,953
Net Asset Value offering and redemption price per share (all classes)	$1.00	$1.00	$1.00	$1.00

Cost of investments in non-affiliates	$3,241,077	$28,488,758	$14,637,470	$1,830,224

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN MONEY MARKET FUNDS	63

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED AUGUST 31, 2017 (Unaudited)

(Amounts in thousands)

	Prime Money Market Fund	Liquid Assets Money Market Fund		U.S. Government Money Market Fund	U.S. Treasury Plus Money Market Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$207,245	$5,877		$641,505	$97,618
Interest income from affiliates	3,241	85		18,381	2,747
Income from interfund lending (net)	—	—		39	—

Total investment income	210,486	5,962		659,925	100,365

EXPENSES:
Investment advisory fees	13,180	379		58,367	9,160
Administration fees	11,543	332		51,135	8,021
Distribution fees (See Note 4)	137	204		9,132	2,254
Service fees (See Note 4)	12,005	930		69,805	10,570
Custodian and accounting fees	—	—	(a)	946	246
Interest expense to affiliates	—	—	(a)	—	—
Professional fees	162	35		602	116
Trustees’ and Chief Compliance Officer’s fees	22	12		152	46
Printing and mailing costs	54	—		2,346	365
Registration and filing fees	508	70		676	212
Transfer agency fees (See Note 2.E.)	863	60		1,690	250
Other	217	41		446	58

Total expenses	38,691	2,063		195,297	31,298

Less fees waived	(5,454)	(363)		(26,770)	(5,065)
Less expense reimbursements	(14)	—		—	—	(a)

Net expenses	33,223	1,700		168,527	26,233

Net investment income (loss)	177,263	4,262		491,398	74,132

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	(11)	12		(242)	—	(a)
Change in net unrealized appreciation/depreciation on investments in non-affiliates	(4,488)	—		—	—

Net realized gain (loss) on transactions from investments in non-affiliates	(4,499)	12		(242)	—	(a)

Change in net assets resulting from operations	$172,764	$4,274		$491,156	$74,132

(a)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2017

	Federal Money Market Fund		100% U.S. Treasury Securities Money Market Fund	Tax Free Money Market Fund		Municipal Money Market Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$13,150		$116,333	$63,734		$7,649
Interest income from affiliates	100		3,284	—		—

Total investment income	13,250		119,617	63,734		7,649

EXPENSES:
Investment advisory fees	1,186		11,001	6,201		714
Administration fees	1,039		9,635	5,432		626
Distribution fees (See Note 4)	22		772	3,167		1,916
Service fees (See Note 4)	1,688		13,598	12,072		2,266
Custodian and accounting fees	43		262	154		39
Interest expense to affiliates	—		—	—		—	(a)
Professional fees	42		116	81		41
Trustees’ and Chief Compliance Officer’s fees	15		24	30		15
Printing and mailing costs	292		60	16		4
Registration and filing fees	31		123	165		112
Transfer agency fees (See Note 2.E.)	61		308	165		23
Other	9		56	60		11

Total expenses	4,428		35,955	27,543		5,767

Less fees waived	(1,058)		(4,778)	(3,009)		(712)
Less expense reimbursements	—	(a)	— (a)	—	(a)	—	(a)

Net expenses	3,370		31,177	24,534		5,055

Net investment income (loss)	9,880		88,440	39,200		2,594

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	3		(95)	285		100

Change in net assets resulting from operations	$9,883		$88,345	$39,485		$2,694

(a)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN MONEY MARKET FUNDS	65

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	Prime Money Market Fund		Liquid Assets Money Market Fund
	Six Months Ended August 31, 2017 (Unaudited)	Year Ended February 28, 2017	Six Months Ended August 31, 2017 (Unaudited)	Year Ended February 28, 2017
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$177,263	$283,720	$4,262	$14,386
Net realized gain (loss)	(11)	1,011	12	88
Change in net unrealized appreciation/depreciation	(4,488)	9,374	—	—

Change in net assets resulting from operations	172,764	294,105	4,274	14,474

DISTRIBUTIONS TO SHAREHOLDERS:
Class C
From net investment income	(5)	(3)	(42)	(34)
From net realized gains	—	— (a)	—	(9)
Agency
From net investment income	(6,163)	(16,274)	(425)	(297)
From net realized gains	—	(64)	—	(11)
Capital
From net investment income	(118,567)	(187,679)	(10)	(3,183)
From net realized gains	—	(531)	—	(1)
Cash Management
From net investment income	—	(15)	—	—
Direct
From net investment income	—	(1,651)	—	—
Eagle Class
From net investment income	—	(28)	—	—
E*Trade (b)
From net investment income	—	—	—	(24)
From net realized gains	—	—	—	— (a)
IM
From net investment income	(10,569)	(11,130)	—	—
From net realized gains	—	(69)	—	—
Institutional Class
From net investment income	(36,251)	(61,505)	(2,405)	(10,080)
From net realized gains	—	(280)	—	(40)
Investor
From net investment income	—	(635)	(15)	(38)
From net realized gains	—	—	—	(1)
Morgan
From net investment income	(2,030)	(1,600)	(516)	(376)
From net realized gains	—	(23)	—	(34)
Premier
From net investment income	(3,289)	(2,937)	(818)	(191)
From net realized gains	—	(30)	—	(5)
Reserve
From net investment income	(280)	(170)	(22)	(15)
From net realized gains	—	(5)	—	(1)
Service
From net investment income	—	(96)	—	(3)

Total distributions to shareholders	(177,154)	(284,725)	(4,253)	(14,343)

SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2017

	Prime Money Market Fund		Liquid Assets Money Market Fund
	Six Months Ended August 31, 2017 (Unaudited)	Year Ended February 28, 2017	Six Months Ended August 31, 2017 (Unaudited)	Year Ended February 28, 2017
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	$6,836,023	$(75,952,401)	$405,206	$(12,383,692)

NET ASSETS:
Change in net assets	6,831,633	(75,943,021)	405,227	(12,383,561)
Beginning of period	30,511,826	106,454,847	772,988	13,156,549

End of period	$37,343,459	$30,511,826	$1,178,215	$772,988

Accumulated undistributed (distributions in excess of) net investment income	$(694)	$(803)	$(214)	$(223)

(a)	Amount rounds to less than 500.
(b)	E*Trade Shares of Liquid Assets Money Market Fund had no assets from the close of business on October 19, 2016.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN MONEY MARKET FUNDS	67

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	U.S. Government Money Market Fund		U.S. Treasury Plus Money Market Fund
	Six Months Ended August 31, 2017 (Unaudited)	Year Ended February 28, 2017	Six Months Ended August 31, 2017 (Unaudited)	Year Ended February 28, 2017
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$491,398	$324,537	$74,132	$47,355
Net realized gain (loss)	(242)	6,438	— (a)	185

Change in net assets resulting from operations	491,156	330,975	74,132	47,540

DISTRIBUTIONS TO SHAREHOLDERS:
Class C
From net investment income	—	—	(68)	—
From net realized gains	—	—	—	(1)
Agency
From net investment income	(40,813)	(23,814)	(2,981)	(1,814)
From net realized gains	—	(238)	—	(2)
Capital
From net investment income	(294,247)	(215,351)	—	—
From net realized gains	—	(1,794)	—	—
Direct
From net investment income	(426)	(622)	(52)	(257)
From net realized gains	—	(4)	—	— (a)
Eagle Class
From net investment income	(1,295)	(78)	— (a)	—
From net realized gains	—	(23)	—	—
Eagle Private Wealth Class (b)
From net investment income	— (a)	—	—	—
E*Trade (c)
From net investment income	(20)	(2)	—	—
From net realized gains	—	— (a)	—	—
IM
From net investment income	(6,388)	(1,580)	(17,930)	(17,140)
From net realized gains	—	(15)	—	(13)
Institutional Class
From net investment income	(125,497)	(78,000)	(51,146)	(28,021)
From net realized gains	—	(764)	—	(33)
Investor
From net investment income	(1,498)	(428)	(121)	(13)
From net realized gains	—	(20)	—	— (a)
Morgan
From net investment income	(3,443)	(363)	(390)	(7)
From net realized gains	—	(44)	—	(2)
Premier
From net investment income	(17,511)	(4,161)	(1,337)	(103)
From net realized gains	—	(144)	—	(1)
Reserve
From net investment income	(136)	(6)	(100)	— (a)
From net realized gains	—	(2)	—	— (a)
Service
From net investment income	(123)	(131)	— (a)	—
From net realized gains	—	(46)	—	—

Total distributions to shareholders	(491,397)	(327,630)	(74,125)	(47,407)

SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2017

	U.S. Government Money Market Fund		U.S. Treasury Plus Money Market Fund
	Six Months Ended August 31, 2017 (Unaudited)	Year Ended February 28, 2017	Six Months Ended August 31, 2017 (Unaudited)	Year Ended February 28, 2017
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	$(11,575,164)	$91,352,791	$(4,014,339)	$7,722,382

NET ASSETS:
Change in net assets	(11,575,405)	91,356,136	(4,014,332)	7,722,515
Beginning of period	151,725,697	60,369,561	24,751,032	17,028,517

End of period	$140,150,292	$151,725,697	$20,736,700	$24,751,032

Accumulated undistributed (distributions in excess of) net investment income	$(1,363)	$(1,364)	$(528)	$(535)

(a)	Amount rounds to less than 500.
(b)	Commencement of offering of class of shares effective August 18, 2017 for U.S. Government Money Market Fund.
(c)	Commencement of offering of class of shares effective March 9, 2016 for U.S. Government Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN MONEY MARKET FUNDS	69

	Federal Money Market Fund		100% U.S. Treasury Securities Money Market Fund
	Six Months Ended August 31, 2017 (Unaudited)	Year Ended February 28, 2017	Six Months Ended August 31, 2017 (Unaudited)	Year Ended February 28, 2017
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$9,880	$7,025	$88,440	$45,910
Net realized gain (loss)	3	181	(95)	263

Change in net assets resulting from operations	9,883	7,206	88,345	46,173

DISTRIBUTIONS TO SHAREHOLDERS:
Agency
From net investment income	(512)	(389)	(4,587)	(2,037)
From net realized gains	—	(5)	—	(16)
Capital
From net investment income	—	—	(44,316)	(25,876)
From net realized gains	—	—	—	(169)
Institutional Class
From net investment income	(9,054)	(6,575)	(35,615)	(17,792)
From net realized gains	—	(65)	—	(129)
Morgan
From net investment income	(66)	(11)	(1,789)	—
From net realized gains	—	(2)	—	(19)
Premier
From net investment income	(249)	(50)	(2,014)	(205)
From net realized gains	—	(3)	—	(14)
Reserve
From net investment income	— (a)	— (a)	(110)	—
From net realized gains	—	— (a)	—	(2)
Service
From net investment income	—	—	— (a)	—
From net realized gains	—	—	—	— (a)

Total distributions to shareholders	(9,881)	(7,100)	(88,431)	(46,259)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	211,709	(1,108,340)	3,372,241	2,704,692

NET ASSETS:
Change in net assets	211,711	(1,108,234)	3,372,155	2,704,606
Beginning of period	3,063,096	4,171,330	24,975,548	22,270,942

End of period	$3,274,807	$3,063,096	$28,347,703	$24,975,548

Accumulated undistributed (distributions in excess of) net investment income	$(202)	$(201)	$(593)	$(602)

(a)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2017

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Tax Free Money Market Fund		Municipal Money Market Fund
	Six Months Ended August 31, 2017 (Unaudited)	Year Ended February 28, 2017	Six Months Ended August 31, 2017 (Unaudited)	Year Ended February 28, 2017
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$39,200	$31,836	$2,594	$1,493
Net realized gain (loss)	285	359	100	350

Change in net assets resulting from operations	39,485	32,195	2,694	1,843

DISTRIBUTIONS TO SHAREHOLDERS:
Agency
From net investment income	(1,414)	(805)	(169)	(100)
From net realized gains	—	(14)	—	(5)
Direct
From net investment income	— (a)	— (a)	—	—
From net realized gains	—	— (a)	—	—
Eagle Class (b)
From net investment income	—	(60)	(488)	(144)
From net realized gains	—	—	—	(104)
E*Trade (c)
From net investment income	—	—	—	(107)
Institutional Class
From net investment income	(33,086)	(28,382)	(1,437)	(839)
From net realized gains	—	(382)	—	(48)
Morgan
From net investment income	(14)	(33)	(388)	(233)
From net realized gains	—	(5)	—	(54)
Premier
From net investment income	(3,076)	(2,020)	(95)	(31)
From net realized gains	—	(66)	—	(4)
Reserve
From net investment income	(1,609)	(536)	— (a)	— (a)
From net realized gains	—	(116)	—	— (a)
Service
From net investment income	—	—	(17)	(41)
From net realized gains	—	—	—	(63)

Total distributions to shareholders	(39,199)	(32,419)	(2,594)	(1,773)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(537,739)	(3,588,744)	171,063	(1,536,481)

NET ASSETS:
Change in net assets	(537,453)	(3,588,968)	171,163	(1,536,411)
Beginning of period	15,380,327	18,969,295	1,666,063	3,202,474

End of period	$14,842,874	$15,380,327	$1,837,226	$1,666,063

Accumulated undistributed (distributions in excess of) net investment income	$(279)	$(280)	$(9)	$(9)

(a)	Amount rounds to less than 500.
(b)	Commencement of offering of class of shares effective July 1, 2016 for Municipal Money Market Fund.
(c)	E*Trade Shares of Municipal Money Market Fund had no assets from the close of business on September 21, 2016.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN MONEY MARKET FUNDS	71

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Prime Money Market Fund		Liquid Assets Money Market Fund
	Six Months Ended August 31, 2017 (Unaudited)	Year Ended February 28, 2017	Six Months Ended August 31, 2017 (Unaudited)	Year Ended February 28, 2017
CAPITAL TRANSACTIONS:
Class C
Proceeds from shares issued	$1	$12,238	$7,344	$126,827
Distributions reinvested	5	3	42	36
Cost of shares redeemed	(1,312)	(47,512)	(12,194)	(599,363)

Change in net assets resulting from Class C capital transactions	$(1,306)	$(35,271)	$(4,808)	$(472,500)

Agency
Proceeds from shares issued	$81,831,117	$379,743,515	$160,796	$270,065
Distributions reinvested	542	1,686	4	150
Cost of shares redeemed	(81,510,621)	(386,884,110)	(50,632)	(305,841)

Change in net assets resulting from Agency capital transactions	$321,038	$(7,138,909)	$110,168	$(35,626)

Capital
Proceeds from shares issued	$67,736,674	$522,215,660	$87	$3,306,599
Distributions reinvested	49,127	80,419	7	2,242
Cost of shares redeemed	(63,175,229)	(566,901,088)	(104,058)	(5,275,007)

Change in net assets resulting from Capital capital transactions	$4,610,572	$(44,605,009)	$(103,964)	$(1,966,166)

Cash Management
Proceeds from shares issued	$—	$117,472	$—	$—
Distributions reinvested	—	11	—	—
Cost of shares redeemed	—	(605,882)	—	—

Change in net assets resulting from Cash Management capital transactions	$—	$(488,399)	$—	$—

Direct
Proceeds from shares issued	$—	$738,453	$—	$—
Cost of shares redeemed	—	(2,069,406)	—	—

Change in net assets resulting from Direct capital transactions	$—	$(1,330,953)	$—	$—

Eagle Class
Proceeds from shares issued	$—	$1,508,337	$—	$—
Distributions reinvested	—	19	—	—
Cost of shares redeemed	—	(1,904,779)	—	—

Change in net assets resulting from Eagle Class capital transactions	$—	$(396,423)	$—	$—

E*Trade (a)
Proceeds from shares issued	$—	$—	$—	$560,568
Distributions reinvested	—	—	—	23
Cost of shares redeemed	—	—	—	(2,319,074)

Change in net assets resulting from E*Trade capital transactions	$—	$—	$—	$(1,758,483)

IM
Proceeds from shares issued	$7,187,434	$22,258,612	$—	$—
Distributions reinvested	101	—	—	—
Cost of shares redeemed	(7,266,160)	(22,877,189)	—	—

Change in net assets resulting from IM capital transactions	$(78,625)	$(618,577)	$—	$—

SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2017

	Prime Money Market Fund		Liquid Assets Money Market Fund
	Six Months Ended August 31, 2017 (Unaudited)	Year Ended February 28, 2017	Six Months Ended August 31, 2017 (Unaudited)	Year Ended February 28, 2017
CAPITAL TRANSACTIONS: (continued)
Institutional Class
Proceeds from shares issued	$31,362,388	$117,277,843	$568,428	$18,420,449
Distributions reinvested	7,241	14,910	620	2,186
Cost of shares redeemed	(29,635,510)	(131,224,782)	(282,903)	(24,766,859)

Change in net assets resulting from Institutional Class capital transactions	$1,734,119	$(13,932,029)	$286,145	$(6,344,224)

Investor
Proceeds from shares issued	$—	$314,846	$204	$188,204
Distributions reinvested	—	630	15	14
Cost of shares redeemed	—	(2,156,893)	(44)	(302,103)

Change in net assets resulting from Investor capital transactions	$—	$(1,841,417)	$175	$(113,885)

Morgan
Proceeds from shares issued	$32,786,526	$63,892,010	$53,113	$1,472,123
Distributions reinvested	1,021	874	514	289
Cost of shares redeemed	(32,767,313)	(65,235,870)	(36,440)	(2,937,672)

Change in net assets resulting from Morgan capital transactions	$20,234	$(1,342,986)	$17,187	$(1,465,260)

Premier
Proceeds from shares issued	$15,325,723	$58,652,795	$250,650	$355,284
Distributions reinvested	729	798	25	16
Cost of shares redeemed	(15,089,219)	(59,997,445)	(150,367)	(331,501)

Change in net assets resulting from Premier capital transactions	$237,233	$(1,343,852)	$100,308	$23,799

Reserve
Proceeds from shares issued	$11,635,647	$24,835,211	$785	$15,257,520
Distributions reinvested	22	49	22	11
Cost of shares redeemed	(11,642,911)	(25,666,036)	(812)	(15,439,263)

Change in net assets resulting from Reserve capital transactions	$(7,242)	$(830,776)	$(5)	$(181,732)

Service
Proceeds from shares issued	$—	$646,112	$—	$7,122,042
Distributions reinvested	—	86	—	— (b)
Cost of shares redeemed	—	(2,693,998)	—	(7,191,657)

Change in net assets resulting from Service capital transactions	$—	$(2,047,800)	$—	$(69,615)

Total change in net assets resulting from capital transactions	$6,836,023	$(75,952,401)	$405,206	$(12,383,692)

(a)	E*Trade Shares of Liquid Assets Money Market Fund had no assets from the close of business on October 19, 2016.
(b)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN MONEY MARKET FUNDS	73

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Prime Money Market Fund		Liquid Assets Money Market Fund
	Six Months Ended August 31, 2017 (Unaudited)	Year Ended February 28, 2017	Six Months Ended August 31, 2017 (Unaudited)	Year Ended February 28, 2017
SHARE TRANSACTIONS:
Class C
Issued	1	12,239	7,344	126,795
Reinvested	5	3	42	36
Redeemed	(1,312)	(47,511)	(12,194)	(599,340)

Change in Class C Shares	(1,306)	(35,269)	(4,808)	(472,509)

Agency
Issued	81,801,194	379,720,931	160,796	270,084
Reinvested	542	1,686	4	150
Redeemed	(81,480,893)	(386,861,532)	(50,632)	(305,840)

Change in Agency Shares	320,843	(7,138,915)	110,168	(35,606)

Capital
Issued	67,715,370	522,204,125	79	3,306,569
Reinvested	49,110	80,413	7	2,242
Redeemed	(63,155,843)	(566,892,265)	(104,050)	(5,274,970)

Change in Capital Shares	4,608,637	(44,607,727)	(103,964)	(1,966,159)

Cash Management
Issued	—	117,476	—	—
Reinvested	—	10	—	—
Redeemed	—	(605,879)	—	—

Change in Cash Management Shares	—	(488,393)	—	—

Direct
Issued	—	738,445	—	—
Redeemed	—	(2,069,406)	—	—

Change in Direct Shares	—	(1,330,961)	—	—

Eagle Class
Issued	—	1,508,311	—	—
Reinvested	—	19	—	—
Redeemed	—	(1,904,752)	—	—

Change in Eagle Class Shares	—	(396,422)	—	—

E*Trade (a)
Issued	—	—	—	560,450
Reinvested	—	—	—	23
Redeemed	—	—	—	(2,319,005)

Change in E*Trade Shares	—	—	—	(1,758,532)

IM
Issued	7,185,099	22,256,939	—	—
Reinvested	101	—	—	—
Redeemed	(7,263,826)	(22,875,676)	—	—

Change in IM Shares	(78,626)	(618,737)	—	—

Institutional Class
Issued	31,351,894	117,271,864	568,423	18,420,473
Reinvested	7,239	14,909	620	2,186
Redeemed	(29,625,664)	(131,218,814)	(282,900)	(24,766,793)

Change in Institutional Class Shares	1,733,469	(13,932,041)	286,143	(6,344,134)

SEE NOTES TO FINANCIAL STATEMENTS.

74	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2017

	Prime Money Market Fund		Liquid Assets Money Market Fund
	Six Months Ended August 31, 2017 (Unaudited)	Year Ended February 28, 2017	Six Months Ended August 31, 2017 (Unaudited)	Year Ended February 28, 2017
SHARE TRANSACTIONS: (continued)
Investor
Issued	—	314,845	204	188,171
Reinvested	—	630	15	14
Redeemed	—	(2,156,889)	(44)	(302,098)

Change in Investor Shares	—	(1,841,414)	175	(113,913)

Morgan
Issued	32,776,700	63,885,819	53,115	1,472,068
Reinvested	1,020	874	514	289
Redeemed	(32,757,530)	(65,229,681)	(36,440)	(2,937,652)

Change in Morgan Shares	20,190	(1,342,988)	17,189	(1,465,295)

Premier
Issued	15,320,161	58,649,136	250,650	355,283
Reinvested	729	798	25	16
Redeemed	(15,083,758)	(59,993,818)	(150,367)	(331,490)

Change in Premier Shares	237,132	(1,343,884)	100,308	23,809

Reserve
Issued	11,631,965	24,831,670	785	15,257,516
Reinvested	22	49	22	11
Redeemed	(11,639,235)	(25,662,488)	(812)	(15,439,261)

Change in Reserve Shares	(7,248)	(830,769)	(5)	(181,734)

Service
Issued	—	646,104	—	7,122,037
Reinvested	—	86	—	— (b)
Redeemed	—	(2,693,950)	—	(7,191,655)

Change in Service Shares	—	(2,047,760)	—	(69,618)

(a)	E*Trade Shares of Liquid Assets Money Market Fund had no assets from the close of business on October 19, 2016.
(b)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN MONEY MARKET FUNDS	75

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	U.S. Government Money Market Fund		U.S. Treasury Plus Money Market Fund
	Six Months Ended August 31, 2017 (Unaudited)	Year Ended February 28, 2017	Six Months Ended August 31, 2017 (Unaudited)	Year Ended February 28, 2017
CAPITAL TRANSACTIONS:
Class C
Proceeds from shares issued	$—	$—	$96,821	$561,583
Distributions reinvested	—	—	68	1
Cost of shares redeemed	—	—	(243,260)	(137,996)

Change in net assets resulting from Class C capital transactions	$—	$—	$(146,371)	$423,588

Agency
Proceeds from shares issued	$681,882,916	$960,543,639	$45,939,207	$89,616,204
Distributions reinvested	1,273	681	784	384
Cost of shares redeemed	(682,582,443)	(955,250,768)	(45,847,523)	(89,735,793)

Change in net assets resulting from Agency capital transactions	$(698,254)	$5,293,552	$92,468	$(119,205)

Capital
Proceeds from shares issued	$546,506,694	$867,776,334	$—	$—
Distributions reinvested	137,335	104,724	—	—
Cost of shares redeemed	(554,226,766)	(809,729,772)	—	—

Change in net assets resulting from Capital capital transactions	$(7,582,737)	$58,151,286	$—	$—

Direct
Proceeds from shares issued	$161,684	$653,302	$49,928	$1,070,240
Distributions reinvested	—	—	—	— (a)
Cost of shares redeemed	(247,672)	(1,329,589)	(32,268)	(1,737,054)

Change in net assets resulting from Direct capital transactions	$(85,988)	$(676,287)	$17,660	$(666,814)

Eagle Class
Proceeds from shares issued	$613,351	$2,017,445	$—	$— (a)
Distributions reinvested	1,281	99	— (a)	—
Cost of shares redeemed	(709,522)	(1,239,534)	—	— (a)

Change in net assets resulting from Eagle Class capital transactions	$(94,890)	$778,010	$— (a)	$— (a)

Eagle Private Wealth Class (b)
Proceeds from shares issued	$20	$—	$—	$—
Distributions reinvested	— (a)	—	—	—
Change in net assets resulting from Eagle Private Wealth Class capital transactions	$20	$—	$—	$—

E*Trade (c)
Proceeds from shares issued	$141,062	$82,610	$—	$—
Distributions reinvested	20	2	—	—
Cost of shares redeemed	(45,873)	(16,603)	—	—

Change in net assets resulting from E*Trade capital transactions	$95,209	$66,009	$—	$—

IM
Proceeds from shares issued	$12,200,229	$9,101,213	$11,183,476	$30,252,787
Distributions reinvested	2,968	— (a)	10,624	8,580
Cost of shares redeemed	(9,774,982)	(9,159,819)	(16,133,767)	(27,600,008)

Change in net assets resulting from IM capital transactions	$2,428,215	$(58,606)	$(4,939,667)	$2,661,359

Institutional Class
Proceeds from shares issued	$227,905,755	$322,413,420	$49,679,900	$92,000,688
Distributions reinvested	44,854	25,110	27,689	14,607
Cost of shares redeemed	(231,110,472)	(294,274,416)	(48,809,961)	(85,938,936)

Change in net assets resulting from Institutional Class capital transactions	$(3,159,863)	$28,164,114	$897,628	$6,076,359

SEE NOTES TO FINANCIAL STATEMENTS.

76	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2017

	U.S. Government Money Market Fund		U.S. Treasury Plus Money Market Fund
	Six Months Ended August 31, 2017 (Unaudited)	Year Ended February 28, 2017	Six Months Ended August 31, 2017 (Unaudited)	Year Ended February 28, 2017
CAPITAL TRANSACTIONS: (continued)
Investor
Proceeds from shares issued	$223,516	$1,826,097	$57,997	$252,586
Distributions reinvested	1,486	445	21	3
Cost of shares redeemed	(437,349)	(4,763,521)	(69,334)	(270,302)

Change in net assets resulting from Investor capital transactions	$(212,347)	$(2,936,979)	$(11,316)	$(17,713)

Morgan
Proceeds from shares issued	$115,181,863	$219,568,581	$15,436,051	$29,431,423
Distributions reinvested	1,059	104	87	1
Cost of shares redeemed	(115,419,204)	(219,337,541)	(15,387,970)	(29,892,808)

Change in net assets resulting from Morgan capital transactions	$(236,282)	$231,144	$48,168	$(461,384)

Premier
Proceeds from shares issued	$114,104,193	$217,608,292	$5,279,552	$12,072,193
Distributions reinvested	1,120	223	271	27
Cost of shares redeemed	(114,740,101)	(217,414,534)	(5,242,683)	(11,675,896)

Change in net assets resulting from Premier capital transactions	$(634,788)	$193,981	$37,140	$396,324

Reserve
Proceeds from shares issued	$7,456,880	$5,065,574	$11,267,875	$18,988,886
Distributions reinvested	73	5	15	— (a)
Cost of shares redeemed	(7,453,355)	(4,962,337)	(11,277,939)	(19,559,018)

Change in net assets resulting from Reserve capital transactions	$3,598	$103,242	$(10,049)	$(570,132)

Service
Proceeds from shares issued	$1,996,807	$5,904,865	$—	$— (a)
Distributions reinvested	123	176	— (a)	—
Cost of shares redeemed	(3,393,987)	(3,861,716)	—	— (a)

Change in net assets resulting from Service capital transactions	$(1,397,057)	$2,043,325	$— (a)	$— (a)

Total change in net assets resulting from capital transactions	$(11,575,164)	$91,352,791	$(4,014,339)	$7,722,382

(a)	Amount rounds to less than 500.
(b)	Commencement of offering of class of shares effective August 18, 2017 for U.S. Government Money Market Fund.
(c)	Commencement of offering of class of shares effective March 9, 2016 for U.S. Government Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN MONEY MARKET FUNDS	77

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	U.S. Government Money Market Fund		U.S. Treasury Plus Money Market Fund
	Six Months Ended August 31, 2017 (Unaudited)	Year Ended February 28, 2017	Six Months Ended August 31, 2017 (Unaudited)	Year Ended February 28, 2017
SHARE TRANSACTIONS:
Class C
Issued	—	—	96,821	561,567
Reinvested	—	—	68	1
Redeemed	—	—	(243,260)	(137,982)

Change in Class C Shares	—	—	(146,371)	423,586

Agency
Issued	681,882,916	960,543,597	45,939,207	89,616,180
Reinvested	1,273	681	784	384
Redeemed	(682,582,443)	(955,250,768)	(45,847,523)	(89,735,782)

Change in Agency Shares	(698,254)	5,293,510	92,468	(119,218)

Capital
Issued	546,506,700	867,776,312	—	—
Reinvested	137,335	104,724	—	—
Redeemed	(554,226,766)	(809,729,626)	—	—

Change in Capital Shares	(7,582,731)	58,151,410	—	—

Direct
Issued	161,684	653,289	49,928	1,070,214
Reinvested	—	—	—	— (a)
Redeemed	(247,672)	(1,329,589)	(32,268)	(1,737,053)

Change in Direct Shares	(85,988)	(676,300)	17,660	(666,839)

Eagle Class
Issued	613,351	2,017,436	—	—
Reinvested	1,281	99	— (a)	—
Redeemed	(709,522)	(1,239,525)	—	—

Change in Eagle Class Shares	(94,890)	778,010	— (a)	—

Eagle Private Wealth Class (b)
Issued	20	—	—	—
Reinvested	— (a)	—	—	—

Change in Eagle Private Wealth Class Shares	20	—	—	—

E*Trade (c)
Issued	141,062	82,610	—	—
Reinvested	20	2	—	—
Redeemed	(45,873)	(16,603)	—	—

Change in E*Trade Shares	95,209	66,009	—	—

IM
Issued	12,200,229	9,101,204	11,183,476	30,252,717
Reinvested	2,968	— (a)	10,624	8,580
Redeemed	(9,774,982)	(9,159,818)	(16,133,767)	(27,599,910)

Change in IM Shares	2,428,215	(58,614)	(4,939,667)	2,661,387

Institutional Class
Issued	227,905,755	322,413,414	49,679,900	92,000,623
Reinvested	44,854	25,110	27,689	14,607
Redeemed	(231,110,472)	(294,274,330)	(48,809,961)	(85,938,815)

Change in Institutional Class Shares	(3,159,863)	28,164,194	897,628	6,076,415

SEE NOTES TO FINANCIAL STATEMENTS.

78	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2017

	U.S. Government Money Market Fund		U.S. Treasury Plus Money Market Fund
	Six Months Ended August 31, 2017 (Unaudited)	Year Ended February 28, 2017	Six Months Ended August 31, 2017 (Unaudited)	Year Ended February 28, 2017
SHARE TRANSACTIONS: (continued)
Investor
Issued	223,516	1,826,031	57,997	252,582
Reinvested	1,486	445	21	3
Redeemed	(437,349)	(4,763,517)	(69,334)	(270,301)

Change in Investor Shares	(212,347)	(2,937,041)	(11,316)	(17,716)

Morgan
Issued	115,181,863	219,568,543	15,436,051	29,431,398
Reinvested	1,059	104	87	1
Redeemed	(115,419,204)	(219,337,527)	(15,387,970)	(29,892,799)

Change in Morgan Shares	(236,282)	231,120	48,168	(461,400)

Premier
Issued	114,104,193	217,608,215	5,279,552	12,072,185
Reinvested	1,120	223	271	27
Redeemed	(114,740,101)	(217,414,513)	(5,242,683)	(11,675,887)

Change in Premier Shares	(634,788)	193,925	37,140	396,325

Reserve
Issued	7,456,880	5,065,574	11,267,875	18,988,854
Reinvested	73	5	15	— (a)
Redeemed	(7,453,355)	(4,962,337)	(11,277,939)	(19,559,011)

Change in Reserve Shares	3,598	103,242	(10,049)	(570,157)

Service
Issued	1,996,807	5,904,852	—	—
Reinvested	123	176	— (a)	—
Redeemed	(3,393,987)	(3,861,701)	—	—

Change in Service Shares	(1,397,057)	2,043,327	— (a)	—

(a)	Amount rounds to less than 500.
(b)	Commencement of offering of class of shares effective August 18, 2017 for U.S. Government Money Market Fund.
(c)	Commencement of offering of class of shares effective March 9, 2016 for U.S. Government Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN MONEY MARKET FUNDS	79

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Federal Money Market Fund		100% U.S. Treasury Securities Money Market Fund
	Six Months Ended August 31, 2017 (Unaudited)	Year Ended February 28, 2017	Six Months Ended August 31, 2017 (Unaudited)	Year Ended February 28, 2017
CAPITAL TRANSACTIONS:
Agency
Proceeds from shares issued	$1,335,528	$2,236,077	$76,799,632	$70,172,773
Distributions reinvested	60	57	1,399	702
Cost of shares redeemed	(1,330,954)	(2,336,869)	(77,180,487)	(70,220,483)

Change in net assets resulting from Agency capital transactions	$4,634	$(100,735)	$(379,456)	$(47,008)

Capital
Proceeds from shares issued	$—	$—	$29,210,190	$59,229,311
Distributions reinvested	—	—	27,467	15,762
Cost of shares redeemed	—	—	(27,430,557)	(57,293,287)

Change in net assets resulting from Capital capital transactions	$—	$—	$1,807,100	$1,951,786

Institutional Class
Proceeds from shares issued	$5,334,155	$11,153,398	$17,034,344	$24,821,292
Distributions reinvested	2,789	2,197	11,675	5,923
Cost of shares redeemed	(5,120,141)	(12,004,403)	(15,376,083)	(22,791,172)

Change in net assets resulting from Institutional Class capital transactions	$216,803	$(848,808)	$1,669,936	$2,036,043

Morgan
Proceeds from shares issued	$269,022	$1,134,696	$77,931,052	$207,788,039
Distributions reinvested	42	6	550	4
Cost of shares redeemed	(286,617)	(1,213,341)	(77,737,469)	(208,629,826)

Change in net assets resulting from Morgan capital transactions	$(17,553)	$(78,639)	$194,133	$(841,783)

Premier
Proceeds from shares issued	$209,217	$398,529	$12,289,308	$27,876,557
Distributions reinvested	87	16	338	32
Cost of shares redeemed	(201,432)	(461,076)	(12,269,945)	(28,238,017)

Change in net assets resulting from Premier capital transactions	$7,872	$(62,531)	$19,701	$(361,428)

Reserve
Proceeds from shares issued	$— (a)	$15,114	$419,150	$444,881
Distributions reinvested	— (a)	— (a)	16	1
Cost of shares redeemed	(47)	(32,741)	(358,339)	(477,800)

Change in net assets resulting from Reserve capital transactions	$(47)	$(17,627)	$60,827	$(32,918)

Service
Proceeds from shares issued	$—	$—	$—	$— (a)
Distributions reinvested	—	—	— (a)	— (a)
Cost of shares redeemed	—	—	—	— (a)

Change in net assets resulting from Service capital transactions	$—	$—	$— (a)	$— (a)

Total change in net assets resulting from capital transactions	$211,709	$(1,108,340)	$3,372,241	$2,704,692

(a)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

80	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2017

	Federal Money Market Fund		100% U.S. Treasury Securities Money Market Fund
	Six Months Ended August 31, 2017 (Unaudited)	Year Ended February 28, 2017	Six Months Ended August 31, 2017 (Unaudited)	Year Ended February 28, 2017
SHARE TRANSACTIONS:
Agency
Issued	1,335,511	2,235,927	76,799,632	70,172,763
Reinvested	60	57	1,399	702
Redeemed	(1,330,946)	(2,336,702)	(77,180,487)	(70,220,478)

Change in Agency Shares	4,625	(100,718)	(379,456)	(47,013)

Capital
Issued	—	—	29,210,190	59,229,353
Reinvested	—	—	27,467	15,762
Redeemed	—	—	(27,430,557)	(57,293,273)

Change in Capital Shares	—	—	1,807,100	1,951,842

Institutional Class
Issued	5,334,146	11,153,241	17,034,344	24,821,235
Reinvested	2,789	2,197	11,675	5,923
Redeemed	(5,120,126)	(12,004,229)	(15,376,083)	(22,791,152)

Change in Institutional Class Shares	216,809	(848,791)	1,669,936	2,036,006

Morgan
Issued	269,016	1,134,622	77,931,052	207,788,038
Reinvested	42	6	550	4
Redeemed	(286,611)	(1,213,283)	(77,737,469)	(208,629,826)

Change in Morgan Shares	(17,553)	(78,655)	194,133	(841,784)

Premier
Issued	209,215	398,490	12,289,308	27,876,528
Reinvested	87	16	338	32
Redeemed	(201,428)	(461,054)	(12,269,945)	(28,238,017)

Change in Premier Shares	7,874	(62,548)	19,701	(361,457)

Reserve
Issued	— (a)	15,112	419,150	444,897
Reinvested	— (a)	— (a)	16	1
Redeemed	(46)	(32,740)	(358,339)	(477,799)

Change in Reserve Shares	(46)	(17,628)	60,827	(32,901)

Service
Reinvested	—	—	— (a)	— (a)

Change in Service Shares	—	—	— (a)	— (a)

(a)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN MONEY MARKET FUNDS	81

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Tax Free Money Market Fund		Municipal Money Market Fund
	Six Months Ended August 31, 2017 (Unaudited)	Year Ended February 28, 2017	Six Months Ended August 31, 2017 (Unaudited)	Year Ended February 28, 2017
CAPITAL TRANSACTIONS:
Agency
Proceeds from shares issued	$491,359	$1,173,177	$60,916	$405,369
Distributions reinvested	91	129	3	3
Cost of shares redeemed	(350,694)	(1,080,190)	(25,924)	(563,023)

Change in net assets resulting from Agency capital transactions	$140,756	$93,116	$34,995	$(157,651)

Direct
Proceeds from shares issued	$—	$— (a)	$—	$—
Distributions reinvested	— (a)	— (a)	—	—
Cost of shares redeemed	—	— (a)	—	—

Change in net assets resulting from Direct capital transactions	$— (a)	$— (a)	$—	$—

Eagle Class (b)
Proceeds from shares issued	$—	$526,223	$277,365	$917,484
Distributions reinvested	—	52	484	247
Cost of shares redeemed	—	(1,827,484)	(294,615)	(298,683)

Change in net assets resulting from Eagle Class capital transactions	$—	$(1,301,209)	$(16,766)	$619,048

E*Trade (c)
Proceeds from shares issued	$—	$—	$—	$387,263
Distributions reinvested	—	—	—	101
Cost of shares redeemed	—	—	—	(2,322,814)

Change in net assets resulting from E*Trade capital transactions	$—	$—	$—	$(1,935,450)

Institutional Class
Proceeds from shares issued	$17,386,035	$55,334,102	$794,899	$1,015,205
Distributions reinvested	2,319	1,806	612	623
Cost of shares redeemed	(17,641,088)	(54,775,195)	(547,814)	(845,185)

Change in net assets resulting from Institutional Class capital transactions	$(252,734)	$560,713	$247,697	$170,643

Morgan
Proceeds from shares issued	$3,880	$4,322,217	$209,766	$697,762
Distributions reinvested	14	6	383	283
Cost of shares redeemed	(3,208)	(4,422,133)	(265,070)	(772,779)

Change in net assets resulting from Morgan capital transactions	$686	$(99,910)	$(54,921)	$(74,734)

Premier
Proceeds from shares issued	$2,988,211	$7,176,551	$68,346	$62,390
Distributions reinvested	44	36	4	5
Cost of shares redeemed	(3,110,978)	(8,447,310)	(40,641)	(59,318)

Change in net assets resulting from Premier capital transactions	$(122,723)	$(1,270,723)	$27,709	$3,077

Reserve
Proceeds from shares issued	$4,190,598	$9,485,665	$150	$1,104,488
Distributions reinvested	5	22	— (a)	— (a)
Cost of shares redeemed	(4,494,327)	(11,056,418)	(24)	(1,114,132)

Change in net assets resulting from Reserve capital transactions	$(303,724)	$(1,570,731)	$126	$(9,644)

SEE NOTES TO FINANCIAL STATEMENTS.

82	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2017

	Tax Free Money Market Fund		Municipal Money Market Fund
	Six Months Ended August 31, 2017 (Unaudited)	Year Ended February 28, 2017	Six Months Ended August 31, 2017 (Unaudited)	Year Ended February 28, 2017
CAPITAL TRANSACTIONS: (continued)
Service
Proceeds from shares issued	$—	$—	$94,518	$1,822,080
Distributions reinvested	—	—	17	104
Cost of shares redeemed	—	—	(162,312)	(1,973,954)

Change in net assets resulting from Service capital transactions	$—	$—	$(67,777)	$(151,770)

Total change in net assets resulting from capital transactions	$(537,739)	$(3,588,744)	$171,063	$(1,536,481)

(a)	Amount rounds to less than 500.
(b)	Commencement of offering of class of shares effective July 1, 2016 for Municipal Money Market Fund.
(c)	E*Trade Shares of Municipal Money Market Fund had no assets from the close of business on September 21, 2016.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN MONEY MARKET FUNDS	83

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Tax Free Money Market Fund		Municipal Money Market Fund
	Six Months Ended August 31, 2017 (Unaudited)	Year Ended February 28, 2017	Six Months Ended August 31, 2017 (Unaudited)	Year Ended February 28, 2017
SHARE TRANSACTIONS:
Agency
Issued	491,359	1,173,169	60,916	405,366
Reinvested	91	129	3	3
Redeemed	(350,694)	(1,080,184)	(25,924)	(563,017)

Change in Agency Shares	140,756	93,114	34,995	(157,648)

Direct
Reinvested	— (a)	— (a)	—	—

Change in Direct Shares	— (a)	— (a)	—	—

Eagle Class (b)
Issued	—	526,207	277,365	917,396
Reinvested	—	52	484	247
Redeemed	—	(1,827,417)	(294,615)	(298,672)

Change in Eagle Class Shares	—	(1,301,158)	(16,766)	618,971

E*Trade (c)
Issued	—	—	—	387,267
Reinvested	—	—	—	101
Redeemed	—	—	—	(2,322,670)

Change in E*Trade Shares	—	—	—	(1,935,302)

Institutional Class
Issued	17,386,035	55,333,976	794,899	1,015,172
Reinvested	2,319	1,806	612	623
Redeemed	(17,641,088)	(54,775,141)	(547,814)	(845,176)

Change in Institutional Class Shares	(252,734)	560,641	247,697	170,619

Morgan
Issued	3,880	4,322,215	209,766	697,724
Reinvested	14	6	383	283
Redeemed	(3,208)	(4,422,131)	(265,070)	(772,764)

Change in Morgan Shares	686	(99,910)	(54,921)	(74,757)

Premier
Issued	2,988,211	7,176,554	68,346	62,384
Reinvested	44	36	4	5
Redeemed	(3,110,978)	(8,447,274)	(40,641)	(59,315)

Change in Premier Shares	(122,723)	(1,270,684)	27,709	3,074

Reserve
Issued	4,190,598	9,485,590	150	1,104,488
Reinvested	5	22	— (a)	— (a)
Redeemed	(4,494,327)	(11,056,359)	(24)	(1,114,132)

Change in Reserve Shares	(303,724)	(1,570,747)	126	(9,644)

Service
Issued	—	—	94,518	1,822,036
Reinvested	—	—	17	104
Redeemed	—	—	(162,312)	(1,973,935)

Change in Service Shares	—	—	(67,777)	(151,795)

(a)	Amount rounds to less than 500.
(b)	Commencement of offering of class of shares effective July 1, 2016 for Municipal Money Market Fund.
(c)	E*Trade Shares of Municipal Money Market Fund had no assets from the close of business on September 21, 2016.

SEE NOTES TO FINANCIAL STATEMENTS.

84	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2017

THIS PAGE IS INTENTIONALLY LEFT BLANK

AUGUST 31, 2017	J.P. MORGAN MONEY MARKET FUNDS	85

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
Prime Money Market Fund*
Class C
Six Months Ended August 31, 2017 (Unaudited)	$1.0004	$0.0015	(d)	$(0.0001)		$0.0014		$(0.0015)		$—		$(0.0015)
Year Ended February 28, 2017	1.0000	0.0001	(d)	0.0006		0.0007		(0.0003)		—	(e)	(0.0003)
Year Ended February 29, 2016	1.00	—	(d)(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)
Year Ended February 28, 2015	1.00	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)
Year Ended February 28, 2014	1.00	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)
Year Ended February 28, 2013	1.00	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)

Agency
Six Months Ended August 31, 2017 (Unaudited)	1.0004	0.0051	(d)	(0.0001)		0.0050		(0.0051)		—		(0.0051)
Year Ended February 28, 2017	1.0000	0.0036	(d)	0.0016		0.0052		(0.0048)		—	(e)	(0.0048)
Year Ended February 29, 2016	1.00	—	(d)(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)
Year Ended February 28, 2015	1.00	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)
Year Ended February 28, 2014	1.00	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)
Year Ended February 28, 2013	1.00	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)

Capital
Six Months Ended August 31, 2017 (Unaudited)	1.0004	0.0055	(d)	(0.0001)		0.0054		(0.0055)		—		(0.0055)
Year Ended February 28, 2017	1.0000	0.0047	(d)	0.0014		0.0061		(0.0057)		—	(e)	(0.0057)
Year Ended February 29, 2016	1.00	—	(d)(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)
Year Ended February 28, 2015	1.00	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)
Year Ended February 28, 2014	1.00	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)
Year Ended February 28, 2013	1.00	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)

IM
Six Months Ended August 31, 2017 (Unaudited)	1.0004	0.0056	(d)	(0.0001)		0.0055		(0.0056)		—		(0.0056)
Year Ended February 28, 2017	1.0000	0.0055	(d)	0.0007		0.0062		(0.0058)		—	(e)	(0.0058)
Year Ended February 29, 2016	1.00	—	(d)(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)
Year Ended February 28, 2015	1.00	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)
Year Ended February 28, 2014	1.00	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)
May 31, 2012 (g) through February 28, 2013	1.00	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)

Institutional Class
Six Months Ended August 31, 2017 (Unaudited)	1.0004	0.0054	(d)	(0.0001)		0.0053		(0.0054)		—		(0.0054)
Year Ended February 28, 2017	1.0000	0.0044	(d)	0.0014		0.0058		(0.0054)		—	(e)	(0.0054)
Year Ended February 29, 2016	1.00	—	(d)(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)
Year Ended February 28, 2015	1.00	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)
Year Ended February 28, 2014	1.00	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)
Year Ended February 28, 2013	1.00	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)

Morgan
Six Months Ended August 31, 2017 (Unaudited)	1.0004	0.0038	(d)	(0.0002)		0.0036		(0.0038)		—		(0.0038)
Year Ended February 28, 2017	1.0000	0.0014	(d)	0.0012		0.0026		(0.0022)		—	(e)	(0.0022)
Year Ended February 29, 2016	1.00	—	(d)(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)
Year Ended February 28, 2015	1.00	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)
Year Ended February 28, 2014	1.00	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)
Year Ended February 28, 2013	1.00	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)

Premier
Six Months Ended August 31, 2017 (Unaudited)	1.0004	0.0042	(d)	(0.0002)		0.0040		(0.0041)		—		(0.0041)
Year Ended February 28, 2017	1.0000	0.0020	(d)	0.0013		0.0033		(0.0029)		—	(e)	(0.0029)
Year Ended February 29, 2016	1.00	—	(d)(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)
Year Ended February 28, 2015	1.00	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)
Year Ended February 28, 2014	1.00	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)
Year Ended February 28, 2013	1.00	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)

Reserve
Six Months Ended August 31, 2017 (Unaudited)	1.0004	0.0029	(d)	(0.0002)		0.0027		(0.0029)		—		(0.0029)
Year Ended February 28, 2017	1.0000	0.0003	(d)	0.0013		0.0016		(0.0012)		—	(e)	(0.0012)
Year Ended February 29, 2016	1.00	—	(d)(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)
Year Ended February 28, 2015	1.00	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)
Year Ended February 28, 2014	1.00	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)
Year Ended February 28, 2013	1.00	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)	—	(f)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(d)	Calculated based upon average shares outstanding.
(e)	Amount rounds to less than $0.00005.
(f)	Amount rounds to less than $0.005.
(g)	Commencement of offering of class of shares.
*	The Prime Money Market Fund began utilizing a floating NAV calculated to four decimal places on October 3, 2016.

SEE NOTES TO FINANCIAL STATEMENTS.

86	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2017

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)	Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits

$1.0003	0.14%	$2,983	0.97%	0.29%	1.99%
1.0004	0.07	4,289	0.60	0.01	1.20
1.00	0.01	39,558	0.34	0.01	1.18
1.00	0.01	16,897	0.22	0.01	1.16
1.00	0.01	17,658	0.23	0.01	1.16
1.00	0.01	9,087	0.32	0.01	1.16

1.0003	0.50	1,323,730	0.26	1.02	0.31
1.0004	0.52	1,002,964	0.26	0.36	0.31
1.00	0.07	8,141,439	0.26	0.07	0.31
1.00	0.01	6,603,508	0.22	0.01	0.31
1.00	0.01	7,565,361	0.23	0.01	0.31
1.00	0.08	7,532,479	0.26	0.08	0.31

1.0003	0.54	24,698,940	0.18	1.10	0.21
1.0004	0.61	20,091,103	0.17	0.47	0.21
1.00	0.14	64,690,852	0.18	0.14	0.21
1.00	0.05	66,140,350	0.18	0.05	0.21
1.00	0.06	68,193,741	0.18	0.06	0.21
1.00	0.16	68,141,597	0.18	0.16	0.21

1.0003	0.55	1,931,707	0.16	1.12	0.16
1.0004	0.62	2,010,581	0.16	0.55	0.17
1.00	0.17	2,628,508	0.16	0.16	0.16
1.00	0.07	3,749,460	0.16	0.08	0.16
1.00	0.08	100	0.16	0.08	0.16
1.00	0.12	100	0.16	0.16	0.16

1.0003	0.53	7,815,047	0.21	1.06	0.26
1.0004	0.58	6,081,787	0.20	0.44	0.26
1.00	0.11	20,011,248	0.21	0.10	0.26
1.00	0.02	27,718,738	0.21	0.02	0.26
1.00	0.03	29,139,007	0.21	0.03	0.26
1.00	0.13	23,495,745	0.21	0.13	0.26

1.0002	0.36	554,403	0.52	0.75	0.57
1.0004	0.26	534,288	0.52	0.14	0.54
1.00	0.01	1,877,099	0.31	0.01	0.52
1.00	0.01	2,278,962	0.22	0.01	0.51
1.00	0.01	2,332,919	0.23	0.01	0.51
1.00	0.01	2,549,889	0.33	0.01	0.51

1.0003	0.40	924,476	0.45	0.83	0.47
1.0004	0.33	687,368	0.45	0.20	0.46
1.00	0.02	2,030,985	0.30	0.02	0.46
1.00	0.01	1,589,780	0.22	0.01	0.46
1.00	0.01	2,021,372	0.23	0.01	0.46
1.00	0.01	2,540,125	0.33	0.01	0.46

1.0002	0.27	92,173	0.70	0.57	0.74
1.0004	0.16	99,446	0.58	0.03	0.71
1.00	0.01	930,188	0.31	0.01	0.71
1.00	0.01	1,154,468	0.22	0.01	0.71
1.00	0.01	1,426,646	0.23	0.01	0.71
1.00	0.01	1,449,080	0.32	0.01	0.71

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN MONEY MARKET FUNDS	87

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
Liquid Assets Money Market Fund
Class C
Six Months Ended August 31, 2017 (Unaudited)	$1.00	$—	(d)(e)	$—	(e)	$—	(e)	$—	(e)	$—		$—	(e)
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Agency
Six Months Ended August 31, 2017 (Unaudited)	1.00	0.01	(d)	(0.01)		—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Capital
Six Months Ended August 31, 2017 (Unaudited)	1.00	0.01	(d)	—	(e)	0.01		(0.01)		—		(0.01)
Year Ended February 28, 2017	1.00	0.01	(d)	—	(e)	0.01		(0.01)		—	(e)	(0.01)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

E*Trade (f)
For the Period Ended October 19, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2016	1.00	—	(d)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(d)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(d)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—	(d)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Institutional Class
Six Months Ended August 31, 2017 (Unaudited)	1.00	0.01	(d)	—	(e)	0.01		(0.01)		—		(0.01)
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Investor
Six Months Ended August 31, 2017 (Unaudited)	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(d)	Calculated based upon average shares outstanding.
(e)	Amount rounds to less than $0.005.
(f)	E*Trade Shares of Liquid Assets Money Market Fund had no assets from the close of business on October 19, 2016.

SEE NOTES TO FINANCIAL STATEMENTS.

88	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2017

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)	Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits

$1.00	0.14%	$28,297	0.97%	0.27%	1.20%
1.00	0.04	33,104	0.55	0.01	1.18
1.00	0.01	505,609	0.33	0.01	1.18
1.00	0.01	704,276	0.24	0.01	1.17
1.00	0.01	670,626	0.24	0.01	1.18
1.00	0.01	364,445	0.34	0.01	1.17

1.00	0.50	146,276	0.26	1.02	0.33
1.00	0.45	36,107	0.26	0.39	0.35
1.00	0.08	71,741	0.26	0.07	0.33
1.00	0.01	95,650	0.24	0.01	0.32
1.00	0.01	71,955	0.24	0.01	0.33
1.00	0.09	122,386	0.26	0.09	0.32

1.00	0.54	1,402	0.18	1.01	0.24
1.00	0.53	105,366	0.18	0.38	0.22
1.00	0.16	2,071,483	0.18	0.15	0.22
1.00	0.07	2,889,536	0.18	0.06	0.22
1.00	0.07	3,795,256	0.18	0.07	0.23
1.00	0.17	2,806,226	0.18	0.17	0.22

1.00	0.01	—	0.54	0.01	1.08
1.00	0.01	1,758,478	0.30	0.01	1.07
1.00	0.03	7,497,985	0.22	0.03	1.07
1.00	0.05	5,922,072	0.20	0.05	1.08
1.00	0.05	2,446,643	0.27	0.05	1.07

1.00	0.52	572,656	0.21	1.05	0.29
1.00	0.50	286,502	0.21	0.37	0.28
1.00	0.13	6,630,618	0.21	0.13	0.28
1.00	0.04	6,692,633	0.21	0.04	0.27
1.00	0.04	2,901,004	0.21	0.04	0.28
1.00	0.14	2,534,423	0.21	0.14	0.27

1.00	0.37	4,109	0.51	0.74	0.55
1.00	0.21	3,933	0.51	0.07	0.53
1.00	0.02	117,816	0.32	0.01	0.53
1.00	0.01	116,196	0.23	0.01	0.52
1.00	0.01	753,825	0.24	0.01	0.53
1.00	0.01	567,682	0.34	0.01	0.52

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN MONEY MARKET FUNDS	89

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
Liquid Assets Money Market Fund (continued)
Morgan
Six Months Ended August 31, 2017 (Unaudited)	$1.00	$—	(d)(e)	$—	(e)	$—	(e)	$—	(e)	$—		$—	(e)
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Premier
Six Months Ended August 31, 2017 (Unaudited)	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Reserve
Six Months Ended August 31, 2017 (Unaudited)	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(d)	Calculated based upon average shares outstanding.
(e)	Amount rounds to less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

90	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2017

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)	Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits

$1.00	0.33%	$161,360	0.59%	0.66%	0.69%
1.00	0.16	144,168	0.54	0.04	0.64
1.00	0.01	1,609,448	0.33	0.01	0.63
1.00	0.01	1,684,561	0.24	0.01	0.62
1.00	0.01	2,367,494	0.24	0.01	0.63
1.00	0.01	2,472,266	0.34	0.01	0.62

1.00	0.40	256,448	0.45	0.81	0.48
1.00	0.26	156,136	0.45	0.18	0.48
1.00	0.02	132,337	0.32	0.02	0.48
1.00	0.01	118,152	0.24	0.01	0.47
1.00	0.01	130,733	0.24	0.01	0.48
1.00	0.01	154,775	0.34	0.01	0.47

1.00	0.28	7,667	0.70	0.55	0.75
1.00	0.12	7,672	0.55	0.02	0.73
1.00	0.01	189,404	0.33	0.01	0.73
1.00	0.01	172,653	0.24	0.01	0.72
1.00	0.01	184,873	0.24	0.01	0.73
1.00	0.01	178,029	0.34	0.01	0.72

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN MONEY MARKET FUNDS	91

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
U.S. Government Money Market Fund
Agency
Six Months Ended August 31, 2017 (Unaudited)	$1.00	$—	(d)(e)	$—	(e)	$—	(e)	$—	(e)	$—		$—	(e)
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Capital
Six Months Ended August 31, 2017 (Unaudited)	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Direct
Six Months Ended August 31, 2017 (Unaudited)	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Eagle Class
Six Months Ended August 31, 2017 (Unaudited)	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
March 1, 2012 (g) through February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Eagle Private Wealth Class
August 18, 2017 (g) through August 31, 2017 (Unaudited)	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—		—	(e)

E*Trade
Six Months Ended August 31, 2017 (Unaudited)	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
March 9, 2016 (g) through February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

IM
Six Months Ended August 31, 2017 (Unaudited)	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
May 31, 2012 (g) through February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(d)	Calculated based upon average shares outstanding.
(e)	Amount rounds to less than $0.005.
(f)	Amount rounds to less than 0.005%.
(g)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

92	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2017

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.33%		$12,189,695	0.26%	0.65%		0.31%
1.00	0.22		12,887,975	0.25	0.22		0.31
1.00	0.02		7,594,151	0.15	0.02		0.31
1.00	0.01		7,428,617	0.08	0.01		0.31
1.00	0.01		7,098,492	0.09	0.01		0.31
1.00	0.00	(f)	9,712,330	0.17	0.00	(f)	0.31

1.00	0.37		78,617,307	0.18	0.72		0.21
1.00	0.33		86,200,153	0.14	0.35		0.21
1.00	0.04		28,046,995	0.14	0.04		0.21
1.00	0.01		32,973,407	0.07	0.01		0.21
1.00	0.01		25,817,838	0.09	0.01		0.21
1.00	0.01		28,211,844	0.16	0.01		0.21

1.00	0.31		107,852	0.30	0.59		0.31
1.00	0.19		193,840	0.29	0.16		0.31
1.00	0.02		870,118	0.18	0.02		0.31
1.00	0.01		294,989	0.07	0.01		0.31
1.00	0.01		281,437	0.09	0.01		0.31
1.00	0.00	(f)	392,336	0.17	0.00	(f)	0.31

1.00	0.11		1,120,515	0.70	0.21		0.71
1.00	0.01		1,215,409	0.49	0.01		0.71
1.00	0.01		437,372	0.18	0.01		0.71
1.00	0.01		351,014	0.07	0.01		0.71
1.00	0.01		1,838,360	0.09	0.01		0.71
1.00	0.01		2,219,405	0.16	0.01		0.71

1.00	0.03		20	0.29	0.78		0.31

1.00	0.01		161,218	0.91	0.03		1.06
1.00	0.02		66,010	0.56	0.01		1.07

1.00	0.38		3,017,901	0.16	0.81		0.16
1.00	0.33		589,694	0.14	0.34		0.16
1.00	0.05		648,289	0.13	0.05		0.16
1.00	0.01		1,142,811	0.07	0.01		0.16
1.00	0.01		563,436	0.08	0.02		0.16
1.00	0.02		100	0.15	0.03		0.16

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN MONEY MARKET FUNDS	93

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
U.S. Government Money Market Fund (continued)
Institutional Class
Six Months Ended August 31, 2017 (Unaudited)	$1.00	$—	(d)(e)	$—	(e)	$—	(e)	$—	(e)	$—		$—	(e)
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Investor
Six Months Ended August 31, 2017 (Unaudited)	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Morgan
Six Months Ended August 31, 2017 (Unaudited)	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Premier
Six Months Ended August 31, 2017 (Unaudited)	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Reserve
Six Months Ended August 31, 2017 (Unaudited)	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Service
Six Months Ended August 31, 2017 (Unaudited)	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(d)	Calculated based upon average shares outstanding.
(e)	Amount rounds to less than $0.005.
(f)	Amount rounds to less than 0.005%.

SEE NOTES TO FINANCIAL STATEMENTS.

94	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2017

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.35%		$33,709,141	0.21%	0.70%		0.26%
1.00	0.30		36,869,073	0.17	0.33		0.26
1.00	0.04		8,704,148	0.15	0.03		0.26
1.00	0.01		8,279,641	0.07	0.01		0.26
1.00	0.01		7,099,746	0.09	0.01		0.26
1.00	0.00	(f)	8,263,941	0.17	0.00	(f)	0.26

1.00	0.20		707,257	0.51	0.39		0.51
1.00	0.03		919,604	0.42	0.02		0.51
1.00	0.01		3,856,545	0.18	0.01		0.51
1.00	0.01		3,066,013	0.07	0.01		0.51
1.00	0.01		3,664,674	0.09	0.01		0.51
1.00	0.00	(f)	4,437,341	0.17	0.00	(f)	0.51

1.00	0.16		2,224,077	0.59	0.31		0.61
1.00	0.02		2,460,361	0.46	0.02		0.61
1.00	0.01		2,229,161	0.17	0.01		0.61
1.00	0.01		2,039,361	0.08	0.01		0.61
1.00	0.01		2,435,725	0.09	0.01		0.61
1.00	0.00	(f)	2,795,260	0.17	0.00	(f)	0.61

1.00	0.23		7,130,200	0.45	0.46		0.46
1.00	0.06		7,765,009	0.42	0.06		0.46
1.00	0.01		7,570,828	0.18	0.01		0.46
1.00	0.01		3,441,795	0.07	0.01		0.46
1.00	0.01		3,646,033	0.09	0.01		0.46
1.00	0.00	(f)	4,184,299	0.17	0.00	(f)	0.46

1.00	0.11		123,139	0.70	0.21		0.71
1.00	0.01		119,542	0.49	0.01		0.71
1.00	0.01		16,298	0.12	0.01		0.71
1.00	0.01		150,289	0.08	0.01		0.71
1.00	0.01		48,890	0.09	0.01		0.71
1.00	0.00	(f)	34,522	0.17	0.00	(f)	0.71

1.00	0.01		1,041,970	0.87	0.01		1.06
1.00	0.01		2,439,027	0.50	0.01		1.06
1.00	0.01		395,656	0.15	0.01		1.06
1.00	0.01		913,521	0.07	0.01		1.06
1.00	0.01		898,352	0.09	0.01		1.06
1.00	0.00	(f)	910,554	0.17	0.00	(f)	1.06

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN MONEY MARKET FUNDS	95

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
U.S. Treasury Plus Money Market Fund
Class C
Six Months Ended August 31, 2017 (Unaudited)	$1.00	$—	(d)(e)	$—	(e)	$—	(e)	$—	(e)	$—		$—	(e)
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—		—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Agency
Six Months Ended August 31, 2017 (Unaudited)	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2015	1.00	—		—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—		—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Direct
Six Months Ended August 31, 2017 (Unaudited)	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—		—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—		—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Eagle Class
Six Months Ended August 31, 2017 (Unaudited)	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2015	1.00	—		—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
March 1, 2012 (g) through February 28, 2013	1.00	—		—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

IM
Six Months Ended August 31, 2017 (Unaudited)	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—		—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
May 31, 2012 (g) through February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Institutional Class
Six Months Ended August 31, 2017 (Unaudited)	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—		—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(d)	Calculated based upon average shares outstanding.
(e)	Amount rounds to less than $0.005.
(f)	Amount rounds to less than 0.005%
(g)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

96	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2017

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.02%		$432,208	0.85%	0.03%		1.16%
1.00	0.00	(f)	578,579	0.48	0.00	(f)	1.16
1.00	0.00	(f)	154,988	0.15	0.00	(f)	1.16
1.00	0.00	(f)	168,863	0.07	0.00	(f)	1.16
1.00	0.00	(f)	142,412	0.08	0.00	(f)	1.16
1.00	0.00	(f)	185,554	0.15	0.00	(f)	1.16

1.00	0.32		930,190	0.26	0.63		0.31
1.00	0.18		837,723	0.26	0.17		0.31
1.00	0.01		956,921	0.15	0.01		0.31
1.00	0.00	(f)	858,260	0.07	0.00	(f)	0.31
1.00	0.00	(f)	2,590,914	0.08	0.00	(f)	0.31
1.00	0.00	(f)	2,869,561	0.15	0.00	(f)	0.31

1.00	0.30		23,472	0.30	0.66		0.31
1.00	0.14		5,812	0.30	0.09		0.31
1.00	0.01		672,625	0.13	0.00	(f)	0.31
1.00	0.00	(f)	1,222,018	0.07	0.00	(f)	0.31
1.00	0.00	(f)	1,655,840	0.08	0.00	(f)	0.31
1.00	0.00	(f)	1,634,584	0.15	0.00		0.31

1.00	0.10		20	0.70	0.19		1.94
1.00	0.00	(f)	20	0.44	0.00	(f)	1.61
1.00	0.00	(f)	20	0.12	0.00	(f)	1.63
1.00	0.00	(f)	100	0.07	0.00	(f)	0.71
1.00	0.00	(f)	100	0.08	0.00	(f)	0.71
1.00	0.00	(f)	100	0.15	0.00		0.71

1.00	0.37		2,509,999	0.16	0.68		0.16
1.00	0.28		7,449,646	0.16	0.29		0.16
1.00	0.04		4,788,250	0.12	0.04		0.16
1.00	0.00	(f)	3,045,746	0.07	0.00	(f)	0.16
1.00	0.00	(f)	1,931,586	0.07	0.00	(f)	0.16
1.00	0.01		100	0.14	0.02		0.16

1.00	0.34		15,710,678	0.21	0.68		0.26
1.00	0.23		14,813,061	0.21	0.24		0.26
1.00	0.02		8,736,623	0.13	0.02		0.26
1.00	0.00	(f)	6,516,731	0.07	0.00	(f)	0.26
1.00	0.00	(f)	7,296,339	0.08	0.00	(f)	0.26
1.00	0.00	(f)	7,555,937	0.15	0.00	(f)	0.26

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN MONEY MARKET FUNDS	97

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
U.S. Treasury Plus Money Market Fund (continued)
Investor
Six Months Ended August 31, 2017 (Unaudited)	$1.00	$—	(d)(e)	$—	(e)	$—	(e)	$—	(e)	$—		$—	(e)
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—		—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—		—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Morgan
Six Months Ended August 31, 2017 (Unaudited)	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—		—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Premier
Six Months Ended August 31, 2017 (Unaudited)	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—		—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Reserve
Six Months Ended August 31, 2017 (Unaudited)	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—		—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Service
Six Months Ended August 31, 2017 (Unaudited)	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—		—
Year Ended February 28, 2015	1.00	—		—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—		—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(d)	Calculated based upon average shares outstanding.
(e)	Amount rounds to less than $0.005.
(f)	Amount rounds to less than 0.005%

SEE NOTES TO FINANCIAL STATEMENTS.

98	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2017

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.19%		$59,987	0.51%	0.37%		0.51%
1.00	0.02		71,303	0.42	0.02		0.51
1.00	0.00	(f)	89,016	0.14	0.00	(f)	0.51
1.00	0.00	(f)	181,909	0.07	0.00	(f)	0.51
1.00	0.00	(f)	237,466	0.08	0.00	(f)	0.51
1.00	0.00	(f)	300,429	0.15	0.00		0.51

1.00	0.15		292,997	0.59	0.30		0.62
1.00	0.00	(f)	244,830	0.43	0.00	(f)	0.61
1.00	0.00	(f)	706,209	0.15	0.00	(f)	0.61
1.00	0.00	(f)	734,788	0.07	0.00	(f)	0.61
1.00	0.00	(f)	612,152	0.08	0.00	(f)	0.61
1.00	0.00	(f)	597,117	0.15	0.00	(f)	0.61

1.00	0.22		677,724	0.45	0.44		0.46
1.00	0.03		640,584	0.41	0.04		0.46
1.00	0.00	(f)	244,258	0.14	0.00	(f)	0.46
1.00	0.00	(f)	383,019	0.07	0.00	(f)	0.46
1.00	0.00	(f)	493,950	0.08	0.00	(f)	0.46
1.00	0.00	(f)	611,667	0.15	0.00	(f)	0.46

1.00	0.10		99,405	0.69	0.19		0.71
1.00	0.00	(f)	109,454	0.40	0.00	(f)	0.71
1.00	0.00	(f)	679,587	0.15	0.00	(f)	0.71
1.00	0.00	(f)	847,101	0.07	0.00	(f)	0.71
1.00	0.00	(f)	943,099	0.08	0.00	(f)	0.71
1.00	0.00	(f)	915,908	0.15	0.00	(f)	0.71

1.00	0.00	(f)	20	0.89	0.01		2.27
1.00	0.00	(f)	20	0.44	0.00	(f)	1.90
1.00	0.00	(f)	20	0.12	0.00	(f)	2.08
1.00	0.00	(f)	100	0.07	0.00	(f)	1.06
1.00	0.00	(f)	100	0.08	0.00	(f)	1.06
1.00	0.00	(f)	100	0.15	0.00	(f)	1.06

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN MONEY MARKET FUNDS	99

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
Federal Money Market Fund
Agency
Six Months Ended August 31, 2017 (Unaudited)	$1.00	$—	(d)(e)	$—	(e)	$—	(e)	$—	(e)	$—		$—	(e)
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Institutional Class
Six Months Ended August 31, 2017 (Unaudited)	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Morgan
Six Months Ended August 31, 2017 (Unaudited)	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Premier
Six Months Ended August 31, 2017 (Unaudited)	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Reserve
Six Months Ended August 31, 2017 (Unaudited)	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(d)	Calculated based upon average shares outstanding.
(e)	Amount rounds to less than $0.005.
(f)	Amount rounds to less than 0.005%.

SEE NOTES TO FINANCIAL STATEMENTS.

100	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2017

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)	Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.32%	$137,860	0.26%	0.64%		0.33%
1.00	0.20	133,227	0.26	0.19		0.35
1.00	0.02	233,955	0.16	0.02		0.33
1.00	0.01	84,778	0.07	0.00	(f)	0.35
1.00	0.01	233,285	0.08	0.01		0.34
1.00	0.01	258,642	0.11	0.01		0.33

1.00	0.35	2,984,077	0.21	0.68		0.28
1.00	0.25	2,767,271	0.21	0.25		0.30
1.00	0.03	3,615,992	0.13	0.03		0.28
1.00	0.01	3,995,934	0.06	0.01		0.30
1.00	0.01	3,835,871	0.07	0.01		0.29
1.00	0.01	3,259,389	0.12	0.01		0.28

1.00	0.15	35,536	0.59	0.30		0.69
1.00	0.02	53,090	0.42	0.01		0.67
1.00	0.01	131,723	0.16	0.01		0.65
1.00	0.01	111,292	0.07	0.01		0.65
1.00	0.01	96,652	0.07	0.01		0.64
1.00	0.01	127,920	0.12	0.01		0.63

1.00	0.22	117,154	0.45	0.45		0.49
1.00	0.04	109,282	0.41	0.04		0.50
1.00	0.01	171,808	0.14	0.01		0.49
1.00	0.01	219,792	0.06	0.01		0.50
1.00	0.01	277,420	0.07	0.01		0.49
1.00	0.01	292,491	0.12	0.01		0.48

1.00	0.10	180	0.69	0.19		0.80
1.00	0.01	226	0.40	0.01		0.75
1.00	0.01	17,852	0.15	0.01		0.74
1.00	0.01	2,262	0.06	0.01		0.75
1.00	0.01	2,429	0.09	0.00	(f)	0.74
1.00	0.01	18,231	0.12	0.01		0.73

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN MONEY MARKET FUNDS	101

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
100% U.S. Treasury Securities Money Market Fund
Agency
Six Months Ended August 31, 2017 (Unaudited)	$1.00	$—	(d)(e)	$—	(e)	$—	(e)	$—	(e)	$—		$—	(e)
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—		—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—		—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—		—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Capital
Six Months Ended August 31, 2017 (Unaudited)	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—		—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—		—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—		—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Institutional Class
Six Months Ended August 31, 2017 (Unaudited)	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—		—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—		—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—	(d)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Morgan
Six Months Ended August 31, 2017 (Unaudited)	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—		—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—		—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—	(d)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Premier
Six Months Ended August 31, 2017 (Unaudited)	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—		—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—		—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—	(d)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Reserve
Six Months Ended August 31, 2017 (Unaudited)	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—		—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—		—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—	(d)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Service
Six Months Ended August 31, 2017 (Unaudited)	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—		—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—		—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—		—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(d)	Calculated based upon average shares outstanding.
(e)	Amount rounds to less than $0.005.
(f)	Amount rounds to less than 0.005%.

SEE NOTES TO FINANCIAL STATEMENTS.

102	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2017

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.31%		$1,469,279	0.26%	0.60%		0.31%
1.00	0.15		1,848,739	0.26	0.15		0.31
1.00	0.01		1,895,744	0.10	0.01		0.31
1.00	0.00	(f)	1,700,093	0.05	0.00		0.31
1.00	0.00	(f)	1,991,907	0.07	0.00		0.31
1.00	0.00	(f)	2,685,908	0.10	0.00		0.31

1.00	0.35		13,437,112	0.18	0.69		0.21
1.00	0.23		11,630,048	0.18	0.23		0.21
1.00	0.02		9,678,309	0.08	0.01		0.21
1.00	0.00	(f)	8,717,551	0.04	0.00		0.21
1.00	0.00	(f)	9,468,647	0.06	0.00		0.21
1.00	0.00	(f)	9,726,191	0.10	0.00		0.21

1.00	0.33		11,084,676	0.21	0.66		0.26
1.00	0.20		9,414,776	0.21	0.21		0.26
1.00	0.01		7,378,773	0.08	0.01		0.26
1.00	0.00	(f)	10,302,127	0.04	0.00		0.26
1.00	0.00	(f)	9,143,359	0.06	0.00		0.26
1.00	0.00	(f)	8,763,499	0.10	0.00	(f)	0.26

1.00	0.14		1,343,021	0.59	0.28		0.61
1.00	0.00	(f)	1,148,892	0.40	0.00	(f)	0.61
1.00	0.00	(f)	1,990,677	0.10	0.00	(f)	0.61
1.00	0.00	(f)	1,477,551	0.05	0.00		0.61
1.00	0.00	(f)	1,625,797	0.07	0.00		0.61
1.00	0.00	(f)	1,969,401	0.10	0.00	(f)	0.61

1.00	0.21		877,579	0.45	0.42		0.46
1.00	0.02		857,883	0.38	0.02		0.46
1.00	0.00	(f)	1,219,310	0.10	0.00	(f)	0.46
1.00	0.00	(f)	1,259,597	0.04	0.00		0.46
1.00	0.00	(f)	1,130,636	0.07	0.00		0.46
1.00	0.00	(f)	1,361,053	0.10	0.00	(f)	0.46

1.00	0.09		136,016	0.69	0.22		0.71
1.00	0.00	(f)	75,190	0.41	0.00		0.71
1.00	0.00	(f)	108,109	0.14	0.00	(f)	0.71
1.00	0.00	(f)	46,667	0.04	0.00		0.71
1.00	0.00	(f)	44,246	0.07	0.00		0.71
1.00	0.00	(f)	56,977	0.10	0.00	(f)	0.71

1.00	0.00	(f)	20	0.86	0.00	(f)	2.44
1.00	0.00	(f)	20	0.41	0.00		2.00
1.00	0.00	(f)	20	0.07	0.00	(f)	2.08
1.00	0.00	(f)	100	0.04	0.00		1.06
1.00	0.00	(f)	100	0.06	0.00		1.06
1.00	0.00	(f)	100	0.10	0.00		1.06

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN MONEY MARKET FUNDS	103

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
Tax Free Money Market Fund
Agency
Six Months Ended August 31, 2017 (Unaudited)	$1.00	$—	(d)(e)	$—	(e)	$—	(e)	$—	(e)	$—		$—	(e)
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Direct
Six Months Ended August 31, 2017 (Unaudited)	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Institutional Class
Six Months Ended August 31, 2017 (Unaudited)	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Morgan
Six Months Ended August 31, 2017 (Unaudited)	$1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Premier
Six Months Ended August 31, 2017 (Unaudited)	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Reserve
Six Months Ended August 31, 2017 (Unaudited)	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(d)	Calculated based upon average shares outstanding.
(e)	Amount rounds to less than $0.005.
(f)	Amount rounds to less than 0.005%.

SEE NOTES TO FINANCIAL STATEMENTS.

104	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2017

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)	Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.28%	$578,455	0.26%	0.56%		0.31%
1.00	0.27	437,689	0.25	0.26		0.31
1.00	0.03	344,578	0.05	0.01		0.31
1.00	0.02	322,389	0.07	0.01		0.31
1.00	0.02	307,751	0.12	0.01		0.31
1.00	0.01	410,555	0.21	0.00	(f)	0.31

1.00	0.26	20	0.30	0.52		1.70
1.00	0.24	20	0.28	0.24		1.26
1.00	0.03	20	0.05	0.01		1.32
1.00	0.02	100	0.07	0.01		0.31
1.00	0.02	100	0.11	0.01		0.31
1.00	0.01	100	0.21	0.00	(f)	0.31

1.00	0.31	10,315,036	0.21	0.61		0.26
1.00	0.32	10,567,571	0.20	0.31		0.26
1.00	0.03	10,007,028	0.04	0.01		0.26
1.00	0.02	11,663,024	0.07	0.01		0.26
1.00	0.02	10,650,809	0.10	0.01		0.26
1.00	0.03	5,288,309	0.20	0.02		0.26

1.00	0.12	12,154	0.59	0.23		0.67
1.00	0.05	11,468	0.44	0.04		0.62
1.00	0.03	111,381	0.04	0.01		0.62
1.00	0.02	109,439	0.08	0.01		0.61
1.00	0.02	280,117	0.12	0.01		0.61
1.00	0.01	448,515	0.21	0.00	(f)	0.61

1.00	0.19	1,590,721	0.45	0.37		0.46
1.00	0.12	1,713,414	0.38	0.10		0.46
1.00	0.03	2,984,160	0.04	0.01		0.46
1.00	0.02	2,593,113	0.07	0.01		0.46
1.00	0.02	2,390,160	0.12	0.01		0.46
1.00	0.01	4,891,040	0.21	0.00	(f)	0.46

1.00	0.06	2,346,488	0.69	0.13		0.71
1.00	0.02	2,650,165	0.47	0.02		0.71
1.00	0.03	4,220,927	0.04	0.01		0.71
1.00	0.02	4,208,768	0.07	0.01		0.71
1.00	0.02	4,484,279	0.12	0.01		0.71
1.00	0.01	6,804,823	0.21	0.00	(f)	0.71

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN MONEY MARKET FUNDS	105

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
Municipal Money Market Fund
Agency
Six Months Ended August 31, 2017 (Unaudited)	$1.00	$—	(d)(e)	$—	(e)	$—	(e)	$—	(e)	$—		$—	(e)
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)

Eagle Class
Six Months Ended August 31, 2017 (Unaudited)	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
July 1, 2016(f) through February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

E*Trade (g)
For the Period Ended September 21, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)

Institutional Class
Six Months Ended August 31, 2017 (Unaudited)	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)

Morgan
Six Months Ended August 31, 2017 (Unaudited)	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—		—		—

Premier
Six Months Ended August 31, 2017 (Unaudited)	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—		—		—

Reserve
Six Months Ended August 31, 2017 (Unaudited)	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2013	1.00	—		—	(e)	—	(e)	—	(e)	—		—

Service
Six Months Ended August 31, 2017 (Unaudited)	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2017	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended February 28, 2013	1.00	—		—	(e)	—	(e)	—		—		—

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(d)	Calculated based upon average shares outstanding.
(e)	Amount rounds to less than $0.005.
(f)	Commencement of offering of class of shares.
(g)	E*Trade Shares of Municipal Money Market Fund had no assets from the close of business on September 21, 2016.
(h)	Amount rounds to less than 0.005%.

SEE NOTES TO FINANCIAL STATEMENTS.

106	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2017

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.30%		$70,607	0.26%	0.60%		0.33%
1.00	0.33		35,608	0.23	0.20		0.33
1.00	0.01		193,260	0.08	0.01		0.32
1.00	0.01		81,196	0.12	0.01		0.32
1.00	0.01		39,280	0.19	0.01		0.32
1.00	0.04		64,782	0.26	0.04		0.32

1.00	0.08		602,268	0.70	0.16		0.73
1.00	0.04		619,001	0.67	0.04		0.76

1.00	0.01		—	0.41	0.01		1.07
1.00	0.01		1,935,318	0.08	0.01		1.07
1.00	0.01		2,000,898	0.13	0.01		1.07
1.00	0.01		1,992,153	0.18	0.01		1.07
1.00	0.01		1,874,152	0.28	0.01		1.07

1.00	0.33		550,957	0.21	0.65		0.28
1.00	0.37		303,233	0.21	0.39		0.30
1.00	0.01		132,605	0.08	0.01		0.27
1.00	0.01		188,480	0.13	0.01		0.27
1.00	0.02		224,592	0.18	0.02		0.27
1.00	0.08		202,999	0.21	0.09		0.27

1.00	0.13		257,882	0.59	0.27		0.63
1.00	0.08		312,787	0.49	0.07		0.64
1.00	0.01		387,521	0.08	0.01		0.62
1.00	0.01		353,483	0.13	0.01		0.62
1.00	0.00	(h)	330,333	0.19	0.00	(h)	0.62
1.00	0.00		356,149	0.29	0.00	(h)	0.62

1.00	0.21		59,240	0.45	0.41		0.48
1.00	0.16		31,528	0.41	0.12		0.49
1.00	0.01		28,451	0.08	0.01		0.47
1.00	0.01		29,376	0.13	0.01		0.47
1.00	0.00	(h)	40,357	0.19	0.00	(h)	0.47
1.00	0.00		52,034	0.29	0.00	(h)	0.47

1.00	0.08		278	0.70	0.16		0.93
1.00	0.04		152	0.39	0.01		0.74
1.00	0.01		9,796	0.08	0.01		0.73
1.00	0.01		11,604	0.14	0.01		0.72
1.00	0.00	(h)	32,909	0.19	0.00	(h)	0.72
1.00	0.00		45,250	0.30	0.00		0.72

1.00	0.01		295,994	0.85	0.01		1.08
1.00	0.03		363,754	0.54	0.01		1.09
1.00	0.01		515,523	0.08	0.01		1.07
1.00	0.01		397,469	0.12	0.01		1.07
1.00	0.00	(h)	238,328	0.19	0.00	(h)	1.07
1.00	0.00		243,374	0.29	0.00		1.07

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN MONEY MARKET FUNDS	107

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2017 (Unaudited)

1. Organization

JPMorgan Trust I (“JPM I”) and JPMorgan Trust II (“JPM II”) collectively, (the “Trusts”) were formed on November 12, 2004, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004 and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.

The following are 8 separate funds of the Trusts (collectively, the “Funds”) covered by this report:

	Classes Offered	Trust	Diversified/Non-Diversified
Prime Money Market Fund	Class C, Agency, Capital, IM, Institutional Class, Morgan, Premier and Reserve	JPM I	Diversified
Liquid Assets Money Market Fund	Class C, Agency, Capital, E*Trade^, Institutional Class, Investor, Morgan, Premier and Reserve	JPM II	Diversified
U.S. Government Money Market Fund	Agency, Capital, Direct, Eagle Class, Eagle Private Wealth Class^^, E*Trade, IM, Institutional Class, Investor, Morgan, Premier, Reserve and Service	JPM II	Diversified
U.S. Treasury Plus Money Market Fund	Class C, Agency, Direct, Eagle Class, IM, Institutional Class, Investor, Morgan, Premier, Reserve and Service	JPM II	Diversified
Federal Money Market Fund	Agency, Institutional Class, Morgan, Premier and Reserve	JPM I	Diversified
100% U.S. Treasury Securities Money Market Fund	Agency, Capital, Institutional Class, Morgan, Premier, Reserve and Service	JPM I	Diversified
Tax Free Money Market Fund	Agency, Direct, Institutional Class, Morgan, Premier and Reserve	JPM I	Diversified
Municipal Money Market Fund	Agency, Eagle Class, E*Trade^, Institutional Class, Morgan, Premier, Reserve and Service	JPM II	Diversified

^	E*Trade Shares of Liquid Assets Money Market Fund and Municipal Money Market Fund had no assets from the close of business on October 19, 2016 and September 21, 2016, respectively.
^^	Commenced operations on August 18, 2017.

On September 22, 2017, the Reserve and Eagle Shares of U.S. Treasury Plus Money Market Fund, Reserve Shares of Federal Money Market Fund, Service Shares of 100% U.S. Treasury Securities Money Market Fund, Direct Shares of Tax Free Money Market Fund and Reserve Shares of Municipal Money Market Fund liquidated.

The investment objective of Prime Money Market Fund is to seek current income while seeking to maintain liquidity and a low volatility of principal.

The investment objective of Liquid Assets Money Market Fund and U.S. Treasury Plus Money Market Fund is to seek current income with liquidity and stability of principal.

The investment objective of U.S. Government Money Market Fund is to seek high current income with liquidity and stability of principal.

The investment objective of Federal Money Market Fund is to provide current income while still preserving capital and maintaining liquidity.

The investment objective of 100% U.S. Treasury Securities Money Market Fund is to provide the highest possible level of current income while still maintaining liquidity and providing maximum safety of principal.

The investment objective of Tax Free Money Market Fund is to provide the highest possible level of current income which is excluded from gross income, while still preserving capital and maintaining liquidity.

The investment objective of Municipal Money Market Fund is to seek as high a level of current interest income exempt from federal income tax as is consistent with liquidity and stability of principal.

The Liquid Assets Money Market Fund, Tax Free Money Market Fund and Municipal Money Market Fund seek to qualify as Retail money market funds in accordance with criteria established by the Securities and Exchange Commission (“SEC”). Under applicable SEC rules, these Funds are ordinarily permitted to utilize amortized cost accounting to value their portfolio securities and transact at a stable $1.00 share price. These Funds have adopted polices and procedures that allow the Board of Trustees (the “Board”) to impose a liquidity fee and/or redemption gate in the event that their weekly liquid assets fall below a designated threshold.

The Prime Money Market Fund does not seek to qualify as a Retail or Government money market fund and transacts utilizing a floating net asset value (“NAV”) calculated to four decimal places. The Fund has adopted polices and procedures that allow the Board to impose a liquidity fee and/or redemption gate in the event that its weekly liquid assets falls below a designated threshold.

The U.S. Government Money Market Fund, U.S. Treasury Plus Money Market Fund, Federal Money Market Fund and 100% U.S. Treasury Securities Money Market Fund seek to qualify as Government money market funds in accordance with criteria established by the SEC. Under applicable SEC rules, these Funds are ordinarily permitted to utilize amortized cost accounting to value their portfolio securities and transact at a stable $1.00 share price.

108	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2017

Class C Shares provide for a contingent deferred sales charge (“CDSC”). No sales charges are assessed with respect to the Agency, Capital, Direct, Eagle Class, Eagle Private Wealth Class, E*Trade, IM, Institutional Class, Investor, Morgan, Premier, Reserve and Service Shares. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.

J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as Adviser (the “Adviser”) and Administrator (the “Administrator”) to the Funds.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — The valuation of investments is in accordance with GAAP and the Funds’ valuation policies set forth by and under the supervision and responsibility of the Board, which established the following approach to valuation, as described more fully below: securities and other debt instruments held by money market funds pursuant to Rule 2a-7 under the 1940 Act shall be valued using the amortized cost method provided that certain conditions are met, with the exception of the Prime Money Market Fund.

The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Fund would receive if it sold the security. The market value of securities in the Funds can be expected to vary inversely with changes in prevailing interest rates.

The Administrator has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the Funds’ investments. The Administrator implements the valuation policies of the Funds’ investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. This includes also monitoring on a daily basis that the amortized cost valuation method fairly reflects the market-based net asset value (“NAV”) of the Funds. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

For the Prime Money Market Fund, fixed income instruments for which market quotations are not readily available are fair valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — Quoted prices in active markets for identical securities.
•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 — Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as level 2.

AUGUST 31, 2017	J.P. MORGAN MONEY MARKET FUNDS	109

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

Prime Money Market Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$36,853,192	$—	$36,853,192

The following is a summary of the inputs used as of August 31, 2017, in valuing the Funds’ assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

Liquid Assets Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$1,178,829	$—	$1,178,829

U.S. Government Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$134,888,348	$—	$134,888,348

U.S. Treasury Plus Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$20,135,551	$—	$20,135,551

Federal Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$3,241,077	$—	$3,241,077

100% U.S. Treasury Securities Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$28,488,758	$—	$28,488,758

Tax Free Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$14,637,470	$—	$14,637,470

Municipal Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$1,830,224	$—	$1,830,224

(a)	All portfolio holdings designated as level 2 are disclosed individually on the SOIs. Please refer to the SOIs for specifics of the major categories of portfolio holdings.

110	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2017

There were no transfers among any levels during the six months ended August 31, 2017.

B. Restricted Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933 (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net asset values of the Funds.

As of August 31, 2017, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A under the Securities Act.

C. Repurchase Agreements — The Funds may enter into repurchase agreement transactions that meet the credit guidelines of JPMIM, an indirect, wholly-owned subsidiary of JPMorgan. Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. The Funds require that the collateral received in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Funds to obtain collateral in the event of a counterparty default. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited. Repurchase agreement collateral may be held in segregated accounts maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan. The Prime Money Market Fund, Liquid Assets Money Market Fund, U.S. Government Money Market Fund and U.S. Treasury Plus Money Market Fund or their affiliates may transfer uninvested cash into joint accounts, which are utilized by multiple accounts or funds managed by the Adviser or its affiliates, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties and collateral.

The Funds’ repurchase agreements are not subject to master netting arrangements.

D. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts.

E. Allocation of Income and Expenses — Expenses directly attributable to a fund are charged directly to that fund, while the expenses attributable to more than one fund of the Trusts are allocated among the respective funds. In calculating the NAV of each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each class of the Funds for the six months ended August 31, 2017 are as follows (amounts in thousands):

	Prime Money Market Fund	Liquid Assets Money Market Fund		U.S. Government Money Market Fund	U.S. Treasury Plus Money Market Fund		Federal Money Market Fund		100% U.S. Treasury Securities Money Market Fund		Tax Free Money Market Fund		Municipal Money Market Fund
Class C	$15	$2		n/a	$7		n/a		n/a		n/a		n/a
Agency	54	1		$131	8		$2		$17		$4		$—	(a)
Capital	366	—		939	n/a		n/a		129		n/a		n/a
Direct	n/a	n/a		1	—		n/a		n/a		—	(a)	n/a
Eagle Class	n/a	n/a		14	—	(a)	n/a		n/a		n/a		7
Eagle Private Wealth Class	n/a	n/a		—	n/a		n/a		n/a		n/a		n/a
E*Trade	n/a	n/a		1	n/a		n/a		n/a		n/a		n/a
IM	32	n/a		10	43		n/a		n/a		n/a		n/a
Institutional Class	150	9		430	164		40		102		100		5
Investor	n/a	—	(a)	6	1		n/a		n/a		n/a		n/a
Morgan	186	45		49	19		14		39		4		6
Premier	43	2		81	7		5		17		24		1
Reserve	17	1		2	1		—	(a)	4		33		—	(a)
Service	n/a	—		26	—	(a)	n/a		—	(a)	n/a		4

Total	$863	$60		$1,690	$250		$61		$308		$165		$23

(a)	Amount rounds to less than 500.

F. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds’ tax positions for all open tax years and has determined that as of August 31, 2017, no liability for income tax is required in the Funds’ financial statements for net unrecognized tax benefits. However, management’s conclusions may be

AUGUST 31, 2017	J.P. MORGAN MONEY MARKET FUNDS	111

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each of the Funds’ Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Distributions to Shareholders — Distributions from net investment income are generally declared daily and paid monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to Investment Advisory Agreements, the Adviser supervises the investments of each Fund and for such services is paid a fee. The fee is accrued daily and generally paid monthly at an annual rate of 0.08% of each Fund’s average daily net assets.

The Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.F.

B. Administration Fee — Pursuant to Administration Agreements, the Administrator provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.10% of the first $100 billion of the average daily net assets of all money market funds in the J.P. Morgan Funds Complex covered by the Administration Agreement and 0.05% of the average daily net assets in excess of $100 billion of all such funds. For the six months ended August 31, 2017, the effective annual rate was 0.07% of each Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived Administration fees as outlined in Note 3.F.

JPMCB serves as the Funds’ sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), a wholly-owned subsidiary of JPMorgan, serves as the Trusts’ principal underwriter and promotes and arranges for the sale of each Fund’s shares.

The Board has adopted a Distribution Plan (the “Distribution Plan”) for Class C, Eagle Class, E*Trade, Morgan, Reserve, and Service Shares of the Funds, as applicable, in accordance with Rule 12b-1 under the 1940 Act. The Agency, Capital, Direct, Eagle Private Wealth Class, IM, Institutional Class, Investor and Premier Shares do not participate in the Distribution Plan. The Distribution Plan provides that each Fund shall pay distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:

	Class C	Eagle Class	E*Trade	Morgan	Reserve	Service
Prime Money Market Fund	0.75%	n/a	n/a	n/a	0.25%	n/a
Liquid Assets Money Market Fund	0.75	n/a	0.60%	0.10%	0.25	n/a
U.S. Government Money Market Fund	n/a	0.25%	0.60	0.10	0.25	0.60%
U.S. Treasury Plus Money Market Fund	0.75	0.25	n/a	0.10	0.25	0.60
Federal Money Market Fund	n/a	n/a	n/a	0.10	0.25	n/a
100% U.S. Treasury Securities Money Market Fund	n/a	n/a	n/a	0.10	0.25	0.60
Tax Free Money Market Fund	n/a	n/a	n/a	0.10	0.25	n/a
Municipal Money Market Fund	n/a	0.25	0.60	0.10	0.25	0.60

JPMDS waived Distribution fees as outlined in Note 3.F.

In addition, JPMDS is entitled to receive the CDSC from redemptions of Class C Shares. For the six months ended August 31, 2017, JPMDS retained the following amounts (in thousands):

CDSC
Liquid Assets Money Market Fund	$—	(a)
U.S. Treasury Plus Money Market Fund	—	(a)

(a)	Amount rounds to less than 500.

112	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2017

D. Service Fees — The Trusts, on behalf of the Funds, have entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to the shareholders. For performing these services, JPMDS receives a fee that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

	Class C	Agency	Capital	Direct	Eagle Class	Eagle Private Wealth Class
Prime Money Market Fund	0.25%	0.15%	0.05%	n/a	n/a	n/a
Liquid Assets Money Market Fund	0.25	0.15	0.05	n/a	n/a	n/a
U.S. Government Money Market Fund	n/a	0.15	0.05	0.15%	0.30%	0.15%
U.S. Treasury Plus Money Market Fund	0.25	0.15	n/a	0.15	0.30	n/a
Federal Money Market Fund	n/a	0.15	n/a	n/a	n/a	n/a
100% U.S. Treasury Securities Money Market Fund	n/a	0.15	0.05	n/a	n/a	n/a
Tax Free Money Market Fund	n/a	0.15	n/a	0.15	n/a	n/a
Municipal Money Market Fund	n/a	0.15	n/a	n/a	0.30	n/a

	E*Trade	Institutional Class	Investor	Morgan	Premier	Reserve	Service
Prime Money Market Fund	n/a	0.10%	n/a	0.35%	0.30%	0.30%	n/a
Liquid Assets Money Market Fund	0.30%	0.10	0.35%	0.35	0.30	0.30	n/a
U.S. Government Money Market Fund	0.30	0.10	0.35	0.35	0.30	0.30	0.30%
U.S. Treasury Plus Money Market Fund	n/a	0.10	0.35	0.35	0.30	0.30	0.30
Federal Money Market Fund	n/a	0.10	n/a	0.35	0.30	0.30	n/a
100% U.S. Treasury Securities Money Market Fund	n/a	0.10	n/a	0.35	0.30	0.30	0.30
Tax Free Money Market Fund	n/a	0.10	n/a	0.35	0.30	0.30	n/a
Municipal Money Market Fund	0.30	0.10	n/a	0.35	0.30	0.30	0.30

The IM Shares do not pay a fee under the Shareholder Servicing Agreement.

JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.

JPMDS waived service fees as outlined in Note 3.F.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations. Payments to the custodian may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits, if any, are presented separately on the Statements of Operations.

Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statement of Operations.

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.

F. Waivers and Reimbursements — The Adviser, Administrator and JPMDS have contractually agreed to waive fees and/or reimburse the Funds, except IM Shares, to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

	Class C	Agency	Capital	Direct	Eagle Class	Eagle Private Wealth Class
Prime Money Market Fund	0.97%	0.26%	0.18%	n/a	n/a	n/a
Liquid Assets Money Market Fund	0.97	0.26	0.18	n/a	n/a	n/a
U.S. Government Money Market Fund	n/a	0.26	0.18	0.30%	0.70%	0.30%
U.S. Treasury Plus Money Market Fund	0.97	0.26	n/a	0.30	0.70	n/a
Federal Money Market Fund	n/a	0.26	n/a	n/a	n/a	n/a
100% U.S. Treasury Securities Money Market Fund	n/a	0.26	0.18	n/a	n/a	n/a
Tax Free Money Market Fund	n/a	0.26	n/a	0.30	n/a	n/a
Municipal Money Market Fund	n/a	0.26	n/a	n/a	0.70	n/a

AUGUST 31, 2017	J.P. MORGAN MONEY MARKET FUNDS	113

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

	E*Trade	Institutional Class	Investor	Morgan	Premier	Reserve	Service
Prime Money Market Fund	n/a	0.21%	n/a	0.52%	0.45%	0.70%	n/a
Liquid Assets Money Market Fund	1.00%	0.21	0.51%	0.59	0.45	0.70	n/a
U.S. Government Money Market Fund	1.00	0.21	0.51	0.59	0.45	0.70	1.05%
U.S. Treasury Plus Money Market Fund	n/a	0.21	0.51	0.59	0.45	0.70	1.05
Federal Money Market Fund	n/a	0.21	n/a	0.59	0.45	0.70	n/a
100% U.S. Treasury Securities Money Market Fund	n/a	0.21	n/a	0.59	0.45	0.70	1.05
Tax Free Money Market Fund	n/a	0.21	n/a	0.59	0.45	0.70	n/a
Municipal Money Market Fund	1.00	0.21	n/a	0.59	0.45	0.70	1.05
The expense limitation agreements were in effect for the six months ended August 31, 2017, and are in place until at least June 30, 2018.

In addition, the Funds’ service providers have voluntarily waived fees during the six months ended August 31, 2017. However, the Funds’ service providers are under no obligation to do so and may discontinue such voluntary waivers at any time.

For the six months ended August 31, 2017, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory Fees	Administration Fees	Service Fees	Total	Contractual Reimbursements
Prime Money Market Fund	$70	$43	$5,341	$5,454	$14
Liquid Assets Money Market Fund	79	53	231	363	—
U.S. Government Money Market Fund	33	—	24,806	24,839	—
U.S. Treasury Plus Money Market Fund	41	24	4,679	4,744	—	(a)
Federal Money Market Fund	275	184	599	1,058	—	(a)
100% U.S. Treasury Securities Money Market Fund	684	452	3,637	4,773	—	(a)
Tax Free Money Market Fund	425	285	2,231	2,941	—	(a)
Municipal Money Market Fund	140	93	127	360	—	(a)

	Voluntary Waivers
	Distribution
U.S. Government Money Market Fund	$1,931
U.S. Treasury Plus Money Market Fund	321
Federal Money Market Fund	—	(a)
100% U.S. Treasury Securities Money Market Fund	5
Tax Free Money Market Fund	68
Municipal Money Market Fund	352

(a)	Amount rounds to less than 500.

G. Other — Certain officers of the Trusts are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board appointed a Chief Compliance Officer to the Funds in accordance with Federal securities regulations. Each Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.

Certain Funds earn interest on certain uninvested cash balances held at the custodian, which is included in the Interest income from affiliates on the Statements of Operations.

The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

The Funds may use related party broker-dealers. For the six months ended August 31, 2017, the Funds did not incur any brokerage commissions with broker-dealers affiliated with the Adviser.

The SEC has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments, subject to certain conditions.

114	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2017

The Funds are permitted to effect purchase and sale transactions with affiliated Funds under procedures adopted by the Board. The procedures have been designed to seek to ensure that any such security transaction complies with certain conditions of Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended August 31, 2017, the Funds below engaged in such transactions in the following amounts (amounts in thousands):

	Purchases	Sales	Realised Gain (Loss)
Prime Money Market Fund	$—	$874,338	$—
Tax Free Money Market Fund	818,577	30,573	—
Municipal Money Market Fund	153,208	82,417	—

4. Class Specific Expenses

The Funds’ class specific gross expenses for the six months ended August 31, 2017 were as follows (amounts in thousands):

	Distribution	Service
Prime Money Market Fund
Class C	$13	$4
Agency	—	910
Capital	—	5,399
Institutional Class	—	3,406
Morgan	—	947
Premier	—	1,191
Reserve	124	148

	$137	$12,005

Liquid Assets Money Market Fund
Class C	$115	$38
Agency	—	63
Capital	—	—	(a)
Institutional Class	—	230
Investor	—	7
Morgan	79	275
Premier	—	305
Reserve	10	12

	$204	$930

U.S. Government Money Market Fund
Agency	$—	$9,486
Capital	—	20,355
Direct	—	108
Eagle Class	1,520	1,824
Eagle Private Wealth Class	—	—	(a)
E*Trade	355	178
Institutional Class	—	18,031
Investor	—	1,350
Morgan	1,095	3,831
Premier	—	11,450
Reserve	158	190
Service	6,004	3,002

	$9,132	$69,805

AUGUST 31, 2017	J.P. MORGAN MONEY MARKET FUNDS	115

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

	Distribution		Service
U.S. Treasury Plus Money Market Fund
Class C	$1,995		$665
Agency	—		707
Direct	—		12
Eagle Class	—	(a)	—	(a)
Institutional Class	—		7,548
Investor	—		114
Morgan	130		453
Premier	—		916
Reserve	129		155
Service	—	(a)	—	(a)

	$2,254		$10,570

Federal Money Market Fund
Agency	$—		$121
Institutional Class	—		1,325
Morgan	22		77
Premier	—		165
Reserve	—	(a)	—	(a)

	$22		$1,688

100% U.S. Treasury Securities Money Market Fund
Agency	$—		$1,154
Capital	—		3,205
Institutional Class	—		5,400
Morgan	645		2,259
Premier	—		1,428
Reserve	127		152
Service	—	(a)	—	(a)

	$772		$13,598

Tax Free Money Market Fund
Agency	$—		$376
Direct	—		—	(a)
Institutional Class	—		5,404
Morgan	6		21
Premier	—		2,477
Reserve	3,161		3,794

	$3,167		$12,072

Municipal Money Market Fund
Agency	$—		$42
Eagle Class	767		920
Institutional Class	—		221
Morgan	147		512
Premier	—		70
Reserve	—	(a)	—	(a)
Service	1,002		501

	$1,916		$2,266

(a)	Amount rounds to less than 500.

116	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2017

5. Federal Income Tax Matters

For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at August 31, 2017 were as follows (amounts in thousands):

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Prime Money Market Fund	$36,848,306	$5,341	$455	$4,886

6. Borrowings

The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPM II and may be relied upon by the Funds because the Funds and the series of JPM II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

In addition, the Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 6, 2017.

As of August 31, 2017, the Funds had no outstanding loans to another fund. Average loans made to another fund under the Facility for the year ended February 28, 2017, were as follows (amounts in thousands except number of days outstanding):

	Average Loans	Number of Days Outstanding	Interest Earned
U.S. Government Money Market Fund	$14,008	42	$39

Interest earned as a result of lending money to another fund for the six months ended August 31, 2017, if any, is included in Income from interfund lending (net) on the Statements of Operations.

The Funds had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility during the six months ended August 31, 2017.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

As of August 31, 2017, the Funds had omnibus accounts which each owned more than 10% of the respective Fund’s outstanding shares as follows:

	Number of Affiliates Omnibus Accounts	% of the Fund	Number of Non-Affiliates Omnibus Accounts	% of the Fund
Prime Money Market Fund	1	25.1%	—	—%
Liquid Assets Money Market Fund	1	59.2	—	—
U.S. Treasury Plus Money Market Fund	—	—	1	10.6
Federal Money Market Fund	1	58.2	1	17.7
100% U.S. Treasury Securities Money Market Fund	1	16.5	1	11.36
Tax Free Money Market Fund	1	30.6	2	64.1
Municipal Money Market Fund	2	49.2	2	49.0

Significant shareholder transactions by these shareholders may impact the Funds’ performance.

The Municipal Money Market Fund and Tax Free Money Market Fund invest primarily in a portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities. An issuer’s ability to meet its payment obligations may be affected by economic or political developments in a specific state or region. These debt obligations may be insured by private insurers who guarantee the payment of principal and interest in the event of issuer default. The value of these investments may be impacted by changes to bond insurers’ ratings and the Municipal Money Market Fund’s and Tax Free Money Market Fund’s ability to collect principal and interest, in the event of an issuer’s default, may be limited if the private insurer does not have the wherewithal to satisfy its obligation.

AUGUST 31, 2017	J.P. MORGAN MONEY MARKET FUNDS	117

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

The profitability of banks depends largely on the availability and cost of funds, which can change depending upon economic conditions. Banks are also exposed to losses if borrowers cannot repay their loans.

8. Investment Company Reporting Modernization

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and forms, and amendments to certain current rules and forms, to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and will require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The amendments to Regulation S-X were applied to Funds’ financial statements as of August 1, 2017. At this time, management is currently evaluating the impact of the Regulation S-X amendments on the Funds’ financial statements and related disclosures. The adoption had no effect on the Funds’ net assets or results of operations.

118	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2017

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, March 1, 2017, and continued to hold your shares at the end of the reporting period, August 31, 2017.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads). Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value March 1, 2017	Ending Account Value August 31, 2017	Expenses Paid During the Period	Annualized Expense Ratio
Prime Money Market Fund
Class C
Actual*	$1,000.00	$1,001.40	$4.89	0.97%
Hypothetical*	1,000.00	1,020.32	4.94	0.97
Agency
Actual*	1,000.00	1,005.00	1.31	0.26
Hypothetical*	1,000.00	1,023.89	1.33	0.26
Capital
Actual*	1,000.00	1,005.40	0.91	0.18
Hypothetical*	1,000.00	1,024.30	0.92	0.18
IM
Actual*	1,000.00	1,005.50	0.81	0.16
Hypothetical*	1,000.00	1,024.40	0.82	0.16
Institutional Class
Actual*	1,000.00	1,005.30	1.06	0.21
Hypothetical*	1,000.00	1,024.15	1.07	0.21
Morgan
Actual*	1,000.00	1,003.60	2.63	0.52
Hypothetical*	1,000.00	1,022.58	2.65	0.52
Premier
Actual*	1,000.00	1,004.00	2.27	0.45
Hypothetical*	1,000.00	1,022.94	2.29	0.45
Reserve
Actual*	1,000.00	1,002.70	3.53	0.70
Hypothetical*	1,000.00	1,021.68	3.57	0.70

AUGUST 31, 2017	J.P. MORGAN MONEY MARKET FUNDS	119

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited) (continued)

Hypothetical $1,000 Investment

	Beginning Account Value March 1, 2017	Ending Account Value August 31, 2017	Expenses Paid During the Period	Annualized Expense Ratio
Liquid Assets Money Market Fund
Class C
Actual*	$1,000.00	$1,001.40	$4.89	0.97%
Hypothetical*	1,000.00	1,020.32	4.94	0.97
Agency
Actual*	1,000.00	1,005.00	1.31	0.26
Hypothetical*	1,000.00	1,023.89	1.33	0.26
Capital
Actual*	1,000.00	1,005.40	0.91	0.18
Hypothetical*	1,000.00	1,024.30	0.92	0.18
Institutional Class
Actual*	1,000.00	1,005.20	1.06	0.21
Hypothetical*	1,000.00	1,024.15	1.07	0.21
Investor
Actual*	1,000.00	1,003.70	2.58	0.51
Hypothetical*	1,000.00	1,022.63	2.60	0.51
Morgan
Actual*	1,000.00	1,003.30	2.98	0.59
Hypothetical*	1,000.00	1,022.23	3.01	0.59
Premier
Actual*	1,000.00	1,004.00	2.27	0.45
Hypothetical*	1,000.00	1,022.94	2.29	0.45
Reserve
Actual*	1,000.00	1,002.80	3.53	0.70
Hypothetical*	1,000.00	1,021.68	3.57	0.70

U.S. Government Money Market Fund
Agency
Actual*	1,000.00	1,003.30	1.31	0.26
Hypothetical*	1,000.00	1,023.89	1.33	0.26
Capital
Actual*	1,000.00	1,003.70	2.78	0.55
Hypothetical*	1,000.00	1,022.43	2.80	0.55
Direct
Actual*	1,000.00	1,003.10	1.51	0.30
Hypothetical*	1,000.00	1,023.69	1.53	0.30
Eagle Class
Actual*	1,000.00	1,001.10	3.53	0.70
Hypothetical*	1,000.00	1,021.68	3.57	0.70
Eagle Private Wealth Class
Actual**	1,000.00	1,000.30	0.11	0.29
Hypothetical**	1,000.00	1,023.74	1.48	0.29
E*Trade
Actual*	1,000.00	1,000.10	4.59	0.91
Hypothetical*	1,000.00	1,020.62	4.63	0.91
IM
Actual*	1,000.00	1,003.80	0.81	0.16
Hypothetical*	1,000.00	1,024.40	0.82	0.16
Institutional Class
Actual*	1,000.00	1,003.50	1.06	0.21
Hypothetical*	1,000.00	1,024.15	1.07	0.21
Investor
Actual*	1,000.00	1,002.00	2.57	0.51
Hypothetical*	1,000.00	1,022.63	2.60	0.51

120	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2017

	Beginning Account Value March 1, 2017	Ending Account Value August 31, 2017	Expenses Paid During the Period	Annualized Expense Ratio
U.S. Government Money Market Fund (continued)
Morgan
Actual*	$1,000.00	$1,001.60	$2.98	0.59%
Hypothetical*	1,000.00	1,022.23	3.01	0.59
Premier
Actual*	1,000.00	1,002.30	2.27	0.45
Hypothetical*	1,000.00	1,022.94	2.29	0.45
Reserve
Actual*	1,000.00	1,001.10	3.53	0.70
Hypothetical*	1,000.00	1,021.68	3.57	0.70
Service
Actual*	1,000.00	1,000.10	4.39	0.87
Hypothetical*	1,000.00	1,020.82	4.43	0.87

U.S. Treasury Plus Money Market Fund
Class C
Actual*	1,000.00	1,000.20	4.29	0.85
Hypothetical*	1,000.00	1,020.92	4.33	0.85
Agency
Actual*	1,000.00	1,003.20	1.31	0.26
Hypothetical*	1,000.00	1,023.89	1.33	0.26
Direct
Actual*	1,000.00	1,003.00	1.51	0.30
Hypothetical*	1,000.00	1,023.69	1.53	0.30
Eagle Class
Actual*	1,000.00	1,001.00	3.53	0.70
Hypothetical*	1,000.00	1,021.68	3.57	0.70
IM
Actual*	1,000.00	1,003.70	0.81	0.16
Hypothetical*	1,000.00	1,024.40	0.82	0.16
Institutional Class
Actual*	1,000.00	1,003.40	1.06	0.21
Hypothetical*	1,000.00	1,024.15	1.07	0.21
Investor
Actual*	1,000.00	1,001.90	2.57	0.51
Hypothetical*	1,000.00	1,022.63	2.60	0.51
Morgan
Actual*	1,000.00	1,001.50	2.98	0.59
Hypothetical*	1,000.00	1,022.23	3.01	0.59
Premier
Actual*	1,000.00	1,002.20	2.27	0.45
Hypothetical*	1,000.00	1,022.94	2.29	0.45
Reserve
Actual*	1,000.00	1,001.00	3.48	0.69
Hypothetical*	1,000.00	1,021.73	3.52	0.69
Service
Actual*	1,000.00	1,000.00	4.49	0.89
Hypothetical*	1,000.00	1,020.72	4.53	0.89

Federal Money Market Fund
Agency
Actual*	1,000.00	1,003.20	1.31	0.26
Hypothetical*	1,000.00	1,023.89	1.33	0.26
Institutional Class
Actual*	1,000.00	1,003.50	1.06	0.21
Hypothetical*	1,000.00	1,024.15	1.07	0.21

AUGUST 31, 2017	J.P. MORGAN MONEY MARKET FUNDS	121

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited) (continued)

Hypothetical $1,000 Investment

	Beginning Account Value March 1, 2017	Ending Account Value August 31, 2017	Expenses Paid During the Period	Annualized Expense Ratio
Federal Money Market Fund (continued)
Morgan
Actual*	$1,000.00	$1,001.50	$2.98	0.59%
Hypothetical*	1,000.00	1,022.23	3.01	0.59
Premier
Actual*	1,000.00	1,002.20	2.27	0.45
Hypothetical*	1,000.00	1,022.94	2.29	0.45
Reserve
Actual*	1,000.00	1,001.00	3.48	0.69
Hypothetical*	1,000.00	1,021.73	3.52	0.69

100% U.S. Treasury Securities Money Market Fund
Agency
Actual*	1,000.00	1,003.10	1.31	0.26
Hypothetical*	1,000.00	1,023.89	1.33	0.26
Capital
Actual*	1,000.00	1,003.50	0.91	0.18
Hypothetical*	1,000.00	1,024.30	0.92	0.18
Institutional Class
Actual*	1,000.00	1,003.30	1.06	0.21
Hypothetical*	1,000.00	1,024.15	1.07	0.21
Morgan
Actual*	1,000.00	1,001.40	2.98	0.59
Hypothetical*	1,000.00	1,022.23	3.01	0.59
Premier
Actual*	1,000.00	1,002.10	2.27	0.45
Hypothetical*	1,000.00	1,022.94	2.29	0.45
Reserve
Actual*	1,000.00	1,000.90	3.48	0.69
Hypothetical*	1,000.00	1,021.73	3.52	0.69
Service
Actual*	1,000.00	1,000.00	4.34	0.86
Hypothetical*	1,000.00	1,020.87	4.38	0.86

Tax Free Money Market Fund
Agency
Actual*	1,000.00	1,002.80	1.31	0.26
Hypothetical*	1,000.00	1,023.89	1.33	0.26
Direct
Actual*	1,000.00	1,002.60	1.51	0.30
Hypothetical*	1,000.00	1,023.69	1.53	0.30
Institutional Class
Actual*	1,000.00	1,003.10	1.06	0.21
Hypothetical*	1,000.00	1,024.15	1.07	0.21
Morgan
Actual*	1,000.00	1,001.20	2.98	0.59
Hypothetical*	1,000.00	1,022.23	3.01	0.59
Premier
Actual*	1,000.00	1,001.90	2.27	0.45
Hypothetical*	1,000.00	1,022.94	2.29	0.45
Reserve
Actual*	1,000.00	1,000.60	3.48	0.69
Hypothetical*	1,000.00	1,021.73	3.52	0.69

Municipal Money Market Fund
Agency
Actual*	1,000.00	1,003.00	1.31	0.26
Hypothetical*	1,000.00	1,023.89	1.33	0.26

122	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2017

	Beginning Account Value March 1, 2017	Ending Account Value August 31, 2017	Expenses Paid During the Period	Annualized Expense Ratio
Municipal Money Market Fund (continued)
Eagle Class
Actual*	$1,000.00	$1,000.80	$3.53	0.70%
Hypothetical*	1,000.00	1,021.68	3.57	0.70
Institutional Class
Actual*	1,000.00	1,003.30	1.06	0.21
Hypothetical*	1,000.00	1,024.15	1.07	0.21
Morgan
Actual*	1,000.00	1,001.30	2.98	0.59
Hypothetical*	1,000.00	1,022.23	3.01	0.59
Premier
Actual*	1,000.00	1,002.10	2.27	0.45
Hypothetical*	1,000.00	1,022.94	2.29	0.45
Reserve
Actual*	1,000.00	1,000.80	3.53	0.70
Hypothetical*	1,000.00	1,021.68	3.57	0.70
Service
Actual*	1,000.00	1,000.10	4.29	0.85
Hypothetical*	1,000.00	1,020.92	4.33	0.85

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

**	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 14/365 (to reflect the actual period). Commencement of operations was August 18, 2017.

AUGUST 31, 2017	J.P. MORGAN MONEY MARKET FUNDS	123

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited)

The Board of Trustees has established various standing committees composed of Trustees with diverse backgrounds, to which the Board of Trustees has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board of Trustees and its investment committees (money market and alternative products, equity, and fixed income) meet regularly throughout the year and consider factors that are relevant to their annual consideration of investment advisory agreements at each meeting. They also meet for the specific purpose of considering investment advisory agreement annual renewals. The Board of Trustees held meetings in person in June and August 2017, at which the Trustees considered the continuation of the investment advisory agreements for each of the Funds whose semi-annual report is contained herein (each an “Advisory Agreement” and collectively, the “Advisory Agreements”). At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment committee reported to the full Board, which then considered the investment committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of any party to the Advisory Agreements or any of their affiliates, approved the continuation of each Advisory Agreement on August 16, 2017.

As part of their review of the Advisory Agreements, the Trustees considered and reviewed performance and other information about the Funds received from the Adviser. This information includes the Funds’ performance as compared to the performance of their peers and analyses by the Adviser of the Funds’ performance. In addition, the Trustees have engaged an independent management consulting firm (“independent consultant”) to report on the performance of certain J.P. Morgan Funds at each of the Trustees’ regular meetings. The Adviser also periodically provides comparative information regarding the Funds’ expense ratios and those of their peer groups. In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Adviser, including, with respect to certain J.P. Morgan Funds, performance and expense information compiled by Broadridge, using data from Lipper Inc., independent providers of investment company data (together, “Broadridge/Lipper”). The Trustees’ independent consultant also provided additional analyses of the performance of certain J.P. Morgan Funds with greater than two years of performance history in connection with the Trustees’ review of the Advisory Agreements. Before voting on the proposed Advisory Agreements, the Trustees reviewed the proposed Advisory Agreements with representatives of the Adviser, counsel to the Trusts and independent legal counsel, and received a memorandum from independent legal counsel to the

Trustees discussing the legal standards for their consideration of the proposed Advisory Agreements. The Trustees also discussed the proposed Advisory Agreements in executive sessions with independent legal counsel at which no representatives of the Adviser were present. Set forth below is a summary of the material factors evaluated by the Trustees in determining whether to approve each Advisory Agreement.

The Trustees considered information provided with respect to the Funds over the course of the year. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions. The Trustees determined that the compensation to be received by the Adviser from each Fund under the applicable Advisory Agreement was fair and reasonable and that the continuance of each Advisory Agreement was in the best interests of the applicable Funds and their shareholders.

The factors summarized below were considered and discussed by the Trustees in reaching their conclusions:

Nature, Extent and Quality of Services Provided by the Adviser

The Trustees received and considered information regarding the nature, extent and quality of the services provided to each Fund under the Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. The Trustees considered the background and experience of the Adviser’s senior management and the expertise of, and the amount of attention given to each Fund by, investment personnel of the Adviser. In addition, the Trustees reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund and the infrastructure supporting the team. The Trustees also considered information provided by the Adviser and JPMorgan Distribution Services, Inc. (“JPMDS”) about the structure and distribution strategy of each Fund. The Trustees reviewed information relating to the Adviser’s risk governance model and reports showing the Adviser’s compliance structure and ongoing compliance processes. The Trustees also considered the quality of administrative services provided by J.P. Morgan Investment Management Inc. in its role as administrator (“JPMIM”).

The Trustees also considered their knowledge of the nature and quality of the services provided by the Adviser and its affiliates to the Funds gained from their experience as Trustees of the J.P. Morgan Funds. In addition, they considered the overall reputation and capabilities of the Adviser and its affiliates, the commitment of the Adviser to provide high quality service to the Funds, their overall confidence in the Adviser’s integrity and the Adviser’s responsiveness to questions or concerns

124	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2017

raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to each Fund.

Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the investment advisory services provided to the Funds by the Adviser.

Costs of Services Provided and Profitability to the Adviser and its Affiliates

The Trustees received and considered information regarding the profitability to the Adviser and its affiliates in providing services to each of the Funds. The Trustees reviewed and discussed this data. The Trustees recognized that this data is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Funds, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based upon their review, the Trustees concluded that the profitability to the Adviser under each of the Advisory Agreements was not unreasonable in light of the services and benefits provided to each Fund.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fallout” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Funds. The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser.

The Trustees also considered that JPMDS, an affiliate of the Adviser, and JPMIM earn fees from the Funds for providing shareholder and administration services, respectively. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Funds’ distributor and that these fees are in turn generally paid to financial intermediaries that sell the Funds, including financial intermediaries that are affiliates of the Adviser. The Trustees also considered the fees paid to JPMorgan Chase Bank, N.A. (“JPMCB”) for custody and fund accounting, and other related services.

Economies of Scale

The Trustees considered the extent to which the Funds may benefit from economies of scale. The Trustees considered that there may not be a direct relationship between economies of scale realized by the Funds and those realized by the Adviser as assets increase. The Trustees noted that the proposed investment advisory fee schedule for each Fund does not contain breakpoints, but that the fees remain competitive with peer funds. The Trustees also considered that the Adviser has implemented fee waivers and expense limitations (“Fee Caps”) for certain share classes which allow each Fund’s shareholders to share potential economies of scale from a Fund’s inception. The Trustees also considered that the Adviser has shared economies of scale by adding or enhancing services to the Funds over time, noting the Adviser’s substantial investments in its business in support of the Funds, including investments in trading systems and technology (including cybersecurity improvements), retention of key talent, additions to analyst and portfolio management teams, and regulatory support enhancements. The Trustees also considered whether it would be appropriate to add advisory fee breakpoints and the Trustees concluded that the current fee structure was reasonable in light of the Fee Caps that the Adviser has in place that serve to limit the overall net expense ratios of each Fund at competitive levels. The Trustees concluded that the Funds’ shareholders received the benefits of potential economies of scale through the Fee Caps and the Adviser’s reinvestment in its operations to serve the Funds and their shareholders.

Independent Written Evaluation of the Funds’ Senior Officer/Chief Compliance Officer

The Trustees noted that, upon their direction, the Senior Officer for the Prime Money Market Fund, Liquid Assets Money Market Fund, U.S. Government Money Market Fund, U.S. Treasury Plus Money Market Fund, 100% U.S. Treasury Securities Money Market Fund and Municipal Money Market Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. In determining whether to continue the Advisory Agreements, the Trustees considered the Senior Officer’s report.

The Trustees noted that, upon their direction, the Chief Compliance Officer for the Federal Money Market Fund and Tax Free Money Market Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. The Trustees considered the written evaluation in determining whether to continue the Advisory Agreements.

Fees Relative to Adviser’s Other Clients

The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Adviser, including institutional

AUGUST 31, 2017	J.P. MORGAN MONEY MARKET FUNDS	125

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited) (continued)

separate accounts and/or funds sub-advised by the Adviser, and for investment management styles substantially similar to that of each Fund. The Trustees considered the complexity of investment management for registered mutual funds relative to the Adviser’s other clients and noted differences in the regulatory, legal and other risks and responsibilities of providing services to the different clients. The Trustees considered that serving as an adviser to a registered mutual fund involves greater responsibilities and risks than acting as a sub-adviser and observed that sub-advisory fees may be lower than those charged by the Adviser to each Fund. The Trustees also noted that the adviser, not the mutual fund, pays the sub-advisory fee and that many responsibilities related to the advisory function are retained by the primary adviser. The Trustees concluded that the fee rates charged to each Fund in comparison to those charged to the Adviser’s other clients were reasonable.

Investment Performance

The Trustees received and considered absolute and/or relative performance for the Funds in a report prepared by Broadridge/Lipper. The Trustees considered the total return performance information, which included the ranking of the Funds within a performance universe made up of funds with the same Broadridge/Lipper investment classification and objective (the “Universe”), as well as a subset of funds within the Universe (the “Peer Group”), by total return for applicable one-, three- and five-year periods. The Trustees reviewed a description of Broadridge/Lipper’s methodology for selecting mutual funds in each Fund’s Peer Group and Universe. The Broadridge/Lipper materials provided to the Trustees highlighted information with respect to certain representative classes to assist the Trustees in their review. As part of this review, the Trustees also considered the performance information provided for the Funds at regular Board meetings by the Adviser. The Broadridge/Lipper performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to each Fund’s performance for certain representative classes are summarized below:

The Trustees noted that the Prime Money Market Fund’s performance for the Institutional shares was in the first quintile based upon the Peer Group for each of the one-, three and five-year periods ended December 31, 2016, and in the first, second and second quintiles based upon the Universe, for the one-, three-, and five-year periods ended December 31, 2016, respectively. The Trustees noted that the performance for the Morgan shares was in the third, fifth and third quintiles based upon the Peer Group for the one-, three-, and five-year periods ended December 31, 2016, respectively, and in the fourth quintile based upon the Universe, for each of the one-, three-, and five-year periods ended December 31, 2016. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was reasonable.

The Trustees noted that the Liquid Assets Money Market Fund’s performance for the Institutional shares was in the first quintile based upon both the Peer Group and Universe for each of the one-, three-, and five-year periods ended December 31, 2016. The Trustees noted that the performance for the Morgan shares was in the first quintile based on the Peer Group for each of the one-, three and five-year periods ended December 31, 2016, and in the third, third and second quintiles based upon the Universe, for the one-, three-, and five-year periods ended December 31, 2016, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was reasonable.

The Trustees noted that the U.S. Government Money Market Fund’s performance for the Institutional shares was in the first quintile based upon both the Peer Group and the Universe, for each of the one-, three-, and five-year periods ended December 31, 2016. The Trustees noted that the performance for Morgan shares was in first quintile based upon the Peer Group for the one-year period ended December 31, 2016, and in the second quintile based upon the Universe for each of the one-, three-, and five-year periods ended December 31, 2016. The Trustees noted that the performance for Service shares was in the fifth, fifth and fourth quintiles based upon the Peer Group for the one-, three-, and five-year periods ended December 31, 2016, respectively, and in the fourth quintile based upon the Universe, for each of the one-, three-, and five-year periods ended December 31, 2016. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was reasonable.

The Trustees noted that the U.S. Treasury Plus Money Market Fund’s performance for the Institutional shares was in the second, third and second quintiles based upon the Peer Group, and in the first, second and first quintiles based upon the Universe, for the one-, three-, and five-year periods ended December 31, 2016, respectively. The Trustees noted that the performance for the Morgan shares was in fifth quintile based upon the Peer Group for the one-year ended December 31, 2016 , and in the fifth, third and third quintiles based upon the Universe, for the one-, three-, and five-year periods ended December 31, 2016, respectively. The Trustees noted that the performance for the Service shares was in the fourth, fifth and fifth quintiles based upon both the Peer Group and Universe, for the one-, three-, and five-year periods ended December 31, 2016, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was reasonable.

126	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2017

The Trustees noted that the Federal Money Market Fund’s performance for the Institutional shares was in the first, first and second quintiles based upon the Peer Group for the one-, three-, and five-year periods ended December 31, 2016, respectively, and in the second quintile based upon the Universe, for each of the one-, three-, and five-year periods ended December 31, 2016. The Trustees noted that the performance for the Morgan shares was in the first, second and second quintiles based upon the Peer Group, for the one-, three-, and five-year periods ended December 31, 2016, respectively, and in the second quintile based upon the Universe for each of the one-, three-, and five-year periods ended December 31, 2016. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was reasonable.

The Trustees noted that the 100% U.S. Treasury Securities Money Market Fund’s performance for the Institutional shares was in the third, fourth and fourth quintiles based upon the Peer Group for the one-, three-, and five-year periods ended December 31, 2016, respectively, and in the second quintile based upon the Universe, for the each of the one-, three- and five-year period ended December 31, 2016. The Trustees noted that the performance for the Morgan shares was in the fifth quintile based upon the Peer Group for the one-year period ended December 31, 2016, and in the fifth, third and third quintiles based upon the Universe, for the one-, three- and five-year periods ended December 31, 2016, respectively. The Trustees noted that the performance for the Service shares was in the fifth quintile based upon both the Peer Group and Universe for each of the one-, three- and five-year periods ended December 31, 2016. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was reasonable.

The Trustees noted that the Tax Free Money Market Fund’s performance for the Institutional shares was in the fourth, fourth and third quintiles based upon the Peer Group for the one-, three-, and five-year periods ended December 31, 2016, respectively, and in the second quintile based upon the Universe, for each of the one-, three-, and five-year periods ended December 31, 2016. The Trustees noted that the performance for the Morgan shares was in the fourth, third, and third quintiles based upon the Peer Group, and in the fifth, fourth, and fourth quintiles based upon the Universe, for the one-, three-, and five-year periods ended December 31, 2016, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was reasonable.

The Trustees noted that the Municipal Money Market Fund’s performance for the Institutional shares was in the first quintile based upon the Peer Group for each of the one-, three- and five-year periods ended December 31, 2016, and in the first, second and first quintiles based upon the Universe, for the one-, three-, and five-year periods ended December 31, 2016, respectively. The Trustees noted that the performance for the Morgan shares was in the third quintile based upon the Peer Group and in the fourth quintile based upon the Universe, for each of the one-, three-, and five-year periods ended December 31, 2016. The Trustees noted that the performance for the Service shares was in the third quintile based upon the Peer Group and in the fifth quintile based upon the Universe, for each of the one-, three-, and five-year periods ended December 31, 2016. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was reasonable.

Advisory Fees and Expense Ratios

The Trustees considered the contractual advisory fee rate paid by each Fund to the Adviser and compared that rate to the information prepared by Broadridge/Lipper concerning management fee rates paid by other funds in the same Broadridge/Lipper category as each Fund. The Trustees recognized that Broadridge/Lipper reported each Fund’s management fee rate as the combined contractual advisory fee and administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for each Fund. The Trustees considered the fee waiver and/or expense reimbursement arrangements currently in place for each Fund and considered the net advisory fee rate after taking into account any waivers and/or reimbursements. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determinations as a result of the review of each Fund’s advisory fees and expense ratios for certain representative classes are summarized below:

The Trustees noted that the Prime Money Market Fund’s net advisory fee for the Institutional shares was in the second and third quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses were in the first and second quintiles based upon the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for the Morgan shares was in the second and third quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses were in the fifth quintile based upon both the Peer Group and Universe. After considering the factors identified above, the Trustees concluded that the advisory fees were reasonable.

The Trustees noted that the Liquid Assets Money Market Fund’s net advisory fee for the Institutional shares was in the first and second quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses were in the first

AUGUST 31, 2017	J.P. MORGAN MONEY MARKET FUNDS	127

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited) (continued)

quintile based upon both the Peer Group and Universe. The Trustees noted that the net advisory fee for the Morgan shares was in the third quintile based upon both the Peer Group and Universe, and that actual total expenses were in the third and fourth quintiles based upon the Peer Group and Universe, respectively. After considering the factors identified above, the Trustees concluded that the advisory fees were reasonable.

The Trustees noted that the U.S. Government Money Market Fund’s net advisory fee for the Institutional shares was in the second and third quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses were in the first quintile based upon both the Peer Group and the Universe. The Trustees noted that the net advisory fee for the Morgan shares was in the second and third quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses were in the fourth quintile based upon both the Peer Group and Universe. The Trustees noted that the net advisory fee for the Service shares were in the second and third quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses were in the fifth quintile based upon both the Peer Group and Universe. After considering the factors identified above, the Trustees concluded that the advisory fees were reasonable.

The Trustees noted that the U.S. Treasury Plus Money Market Fund’s net advisory fee and actual total expenses for the Institutional shares were in the third quintile based upon both the Peer Group and Universe. The Trustees noted that the net advisory fee and actual total expenses for the Morgan shares were in the fifth quintile based upon both the Peer Group and Universe. The Trustees noted that the net advisory fee for the Service shares was in the fourth and third quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses were in the fifth quintile based upon both the Peer Group and Universe. After considering the factors identified above, the Trustees concluded that the advisory fees were reasonable.

The Trustees noted that the Federal Money Market Fund’s net advisory fee for the Institutional shares was in the first and second quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses were in the third and second quintiles based upon the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for the Morgan shares was in the third quintile based upon both the Peer Group and Universe, and that the actual total expenses were in the fourth quintile based upon both the Peer

Group and Universe. After considering the factors identified above, the Trustees concluded that the advisory fees were reasonable.

The Trustees noted that the 100% U.S. Treasury Securities Money Market Fund’s net advisory fee and actual total expenses for the Institutional shares were in the second and third quintiles based upon the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for the Morgan shares was in the fifth quintile based upon both the Peer Group and Universe, and that the actual total expenses were in the fifth and fourth quintiles based upon the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for the Service shares was in the fourth and third quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses were in the fifth quintile based upon both the Peer Group and the Universe. After considering the factors identified above, the Trustees concluded that the advisory fees were reasonable.

The Trustees noted that the Tax Free Money Market Fund’s net advisory fee for Institutional shares was in the fourth quintile based upon both the Peer Group and Universe, and that the actual total expenses were in the third and second quintiles based upon the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for the Morgan shares was in the fifth and fourth quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses were in the fourth quintile based upon both the Peer Group and Universe. After considering the factors identified above, the Trustees concluded that the advisory fees were reasonable.

The Trustees noted that the Municipal Money Market Fund’s net advisory fee for the Institutional shares was in the third and fourth quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses were in the fourth and second quintiles, based upon the Peer Group and Universe, respectively. The Trustees noted that both the net advisory fee and actual total expense for the Morgan shares were in the fifth and fourth quintiles based upon the Peer Group and Universe, respectively, The Trustees noted that the net advisory fee for the Service shares was in the fifth and fourth quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses were in the fifth quintile based upon both the Peer Group and Universe. After considering the factors identified above, the Trustees concluded that the advisory fees were reasonable.

128	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2017

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) and on the Funds’ website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management businesses of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2017. All rights reserved. August 2017.	SAN-MMKT-817

Semi-Annual Report

J.P. Morgan Income Funds

August 31, 2017 (Unaudited)

JPMorgan Core Bond Fund

JPMorgan Core Plus Bond Fund

JPMorgan Government Bond Fund

JPMorgan High Yield Fund

JPMorgan Inflation Managed Bond Fund

JPMorgan Limited Duration Bond Fund

JPMorgan Mortgage-Backed Securities Fund

JPMorgan Short Duration Bond Fund

JPMorgan Short Duration Core Plus Fund

(formerly known as JPMorgan Short Duration High Yield Fund)

JPMorgan Treasury & Agency Fund

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Funds’ prospectus for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

CEO’S LETTER

October 11, 2017 (Unaudited)

Dear Shareholder,

The U.S. economy continued to expand through the six months ended August 31, 2017, amid continued low interest rates, rising corporate profits and growth in the leading economies of Europe, Asia and Latin America.

“We believe investors who maintain a properly diversified portfolio and a long term perspective will be best positioned to gain from opportunities presented by the current market environment.” — George C.W. Gatch

Synchronized economic growth in both developed market and emerging market nations helped drive global increases in investment, trade and employment. In turn, global corporate profits rose 25% in the second quarter of 2017, driven by growth in both revenue and profit margins.

In the U.S., the economic expansion entered its 98th consecutive month in August 2017, the third longest expansion on record. Over the course of the six month reporting period, the unemployment rate fell to 4.4% from 4.5%. In response, the U.S. Federal Reserve raised interest rates in both March and June of 2017, and signaled it would raise rates once more before the end of 2017.

Meanwhile, demand from overseas and a weakening U.S. dollar helped drive U.S. corporate profits to their highest levels in 13 years. In the second quarter of 2017, more than an estimated three-fourths of the companies in the Standard & Poor’s 500 Index (the “S&P 500”) reported earnings that surpassed analysts’ consensus estimates, according to Bloomberg News. U.S. corporations also took advantage of low interest rates and issued a record $1 trillion of bonds from January through August 2017.

Equity and bond markets generally provided investors with positive returns for the six month reporting period. A rally in the U.S. stock market, which followed the Republican Party’s success in the November 8, 2016 elections, extended well into 2017 amid investor expectations for tax cuts, infrastructure spending and regulatory reform. Equity prices continued to reach new record highs through August 2017. Financial market volatility held near 10-year lows, spiking only briefly in early August 2017 amid rising military tension between the U.S. and North Korea. For the six months ended August 31, 2017, the S&P 500 returned 5.4%, while the MSCI Europe, Australasia and Far East Index returned 12.8% and the MSCI Emerging Markets Index returned 17.8%.

The leading economies of Europe, Asia and Latin America provided a notable boost to global growth during the reporting period and the world’s central banks largely maintained accommodative policies that benefitted both corporations and investors. We believe investors who maintain a properly diversified portfolio and a long term perspective will be best positioned to gain from opportunities presented by the current market environment.

We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

CEO, Global Funds Management

J.P. Morgan Asset Management

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	1

J.P. Morgan Income Funds

MARKET OVERVIEW

SIX MONTHS ENDED AUGUST 31, 2017 (Unaudited)

Global equity and bond markets generally had positive returns for the six month reporting period amid a surge in corporate profits, continued low interest rates and relatively steady economic growth.

Within fixed income markets, high yield bonds (also known as “junk bonds”) continued to outperform investment grade corporate debt and U.S. Treasury bonds throughout the six month reporting period. Notably, U.S. companies sold new bonds at a record pace in 2017 — more than $1 trillion combined — amid expectations for further interest rate increases by the U.S. Federal Reserve over the course of the year. Emerging market debt also outperformed U.S. corporate bonds and U.S. Treasury bonds during the reporting period.

U.S. financial market volatility remained historically low through July but then spiked sharply in early August amid rising tensions between the U.S. and North Korea. The CBOE Volatility Index, which measures Standard & Poor’s 500 options to gauge market expectations of near-term volatility, ended the six month period slightly lower than its February 2017 level.

2	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

JPMorgan Core Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2017 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)1,*	2.95%
Bloomberg Barclays U.S. Aggregate Index	2.74%

Net Assets as of 8/31/2017 (In Thousands)	$26,322,702
Duration as of 8/31/2017	5.6 years

INVESTMENT OBJECTIVE**

The JPMorgan Core Bond Fund (the “Fund”) seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six months ended August 31, 2017, the Fund’s Class I Shares outperformed the Bloomberg Barclays U.S. Aggregate Index (the “Benchmark”).

Relative to the Benchmark, the Fund’s overall security selection, particularly in mortgage-backed securities and commercial mortgage-backed securities, was a leading contributor to performance. The Fund’s overweight position in the 10-to-20 year portion of the yield curve also helped relative performance as interest rates fell in the long and intermediate parts of the yield curve. The yield curve shows the relationship between yields and maturity dates for a set of similar bonds at a given point in time.

The Fund’s underweight position in non-corporate debt, including debt from sovereign nations, foreign agencies, foreign local governments and supranational issuers, detracted from relative performance. The Fund’s out-of-Benchmark allocations to agency and non-agency collateralized mortgage obligations detracted from absolute performance during the reporting period.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers continued to focus on security selection and relative value, which seeks to exploit pricing discrepancies between individual securities or market sectors. The portfolio managers used bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities. At the end of the reporting period, the Fund was underweight in U.S. Treasury securities and overweight in mortgage-backed securities, commercials mortgage-backed securities and asset-backed securities, relative to the Benchmark.

PORTFOLIO COMPOSITION***
Corporate Bonds	26.9%
U.S. Treasury Obligations	22.5
Mortgage-Backed Securities	16.2
Asset-Backed Securities	11.5
Collateralized Mortgage Obligations	11.3
Commercial Mortgage-Backed Securities	5.5
U.S. Government Agency Securities	2.6
Foreign Government Securities	1.1
Others (each less than 1.0%)	0.5
Short-Term Investment	1.9

[1]	On April 3, 2017, the Fund’s Select Class Shares were renamed Class I Shares.
*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2017. The Fund’s portfolio composition is subject to change.

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	3

JPMorgan Core Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2017 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2017

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	May 1, 1992
With Sales Charge**		(1.04)%	(3.25)%	1.20%	4.08%
Without Sales Charge		2.82	0.54	1.97	4.48
CLASS C SHARES	March 22, 1999
With CDSC***		1.48	(1.02)	1.32	3.81
Without CDSC		2.48	(0.02)	1.32	3.81
CLASS I SHARES (FORMERLY SELECT CLASS SHARES)	June 1, 1991	2.95	0.87	2.17	4.67
CLASS R2 SHARES	November 3, 2008	2.68	0.29	1.72	4.22
CLASS R3 SHARES	September 9, 2016	2.81	0.43	1.87	4.38
CLASS R4 SHARES	September 9, 2016	2.90	0.69	2.12	4.64
CLASS R5 SHARES	May 15, 2006	2.98	0.85	2.29	4.79
CLASS R6 SHARES	February 22, 2005	3.03	0.95	2.37	4.86

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/07 TO 8/31/17)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns shown for Class R2, Class R3 and Class R4 Shares prior to their inception are based on the performance of Class I Shares, the original class offered. With respect to Class R2, Class R3 and Class R4 Shares, prior Class performance has been adjusted to reflect the differences in expenses between classes.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Core Bond Fund, the Bloomberg Barclays U.S. Aggregate Index and the Lipper Core Bond Funds Index from August 31, 2007 to August 31, 2017. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg Barclays U.S. Aggregate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Core Bond Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to expenses incurred by the Fund. The Bloomberg Barclays U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Lipper Core Bond Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

4	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

JPMorgan Core Plus Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2017 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)1,*	3.09%
Bloomberg Barclays U.S. Aggregate Index	2.74%

Net Assets as of 8/31/2017 (In Thousands)	$9,622,492
Duration as of 8/31/2017	5.7 years

INVESTMENT OBJECTIVE**

The JPMorgan Core Plus Bond Fund (the “Fund”) seeks a high level of current income by investing primarily in a diversified portfolio of high-, medium- and low-grade debt securities.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six months ended August 31, 2017, the Fund’s Class I Shares outperformed the Bloomberg Barclays U.S. Aggregate Index (the “Benchmark”).

The Fund’s allocation to high yield corporate bonds (also known as “junk bonds”) was a leading contributor to performance relative to the Benchmark, which holds no high yield bonds. The Fund’s security selection within mortgage-backed securities and asset-backed securities and its out-of-Benchmark allocation to emerging markets debt also contributed to relative performance.

The Fund’s shorter overall duration and underweight position in investment grade debt securities detracted from relative performance as interest rates fell during the reporting period. Duration measures the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates. Generally, bonds with longer duration will experience a larger increase or decrease in price as interest rates fall or rise, respectively, versus bonds with shorter duration.

HOW WAS THE FUND POSITIONED?

The Fund continued to focus on security selection and relative value, which seeks to exploit pricing discrepancies between individual securities or market sectors. The Fund’s portfolio managers used bottom-up research to construct, in their view, a portfolio of undervalued fixed income securities. The managers employ a macro-economic analysis to determine asset allocation and positioning on the yield curve. The yield curve shows the relationship between yields and maturity dates for a set of similar bonds at a given point in time.

In response to a slowing pace of U.S. Federal Reserve interest rate increases, the Fund managers increased the Fund’s overall duration to 5.68 years at August 31, 2017 from 5.30 years at February 28, 2017.

PORTFOLIO COMPOSITION***
Corporate Bonds	29.8%
U.S. Treasury Obligations	20.5
Asset-Backed Securities	15.0
Mortgage-Backed Securities	13.0
Commercial Mortgage-Backed Securities	9.1
Collateralized Mortgage Obligations	4.6
Foreign Government Securities	1.5
Others (each less than 1.0%)	1.1
Short-Term Investment	5.4

[1]	On April 3, 2017, the Fund’s Select Class Shares were renamed Class I Shares.
*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2017. The Fund’s portfolio composition is subject to change.

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	5

JPMorgan Core Plus Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2017 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2017

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	March 5, 1993
With Sales Charge**		(0.92)%	(2.28)%	2.27%	4.70%
Without Sales Charge		2.94	1.55	3.05	5.10
CLASS C SHARES	May 30, 2000
With CDSC***		1.58	(0.11)	2.35	4.43
Without CDSC		2.58	0.89	2.35	4.43
CLASS I SHARES (FORMERLY SELECT CLASS SHARES)	March 5, 1993	3.09	1.96	3.21	5.26
CLASS L SHARES (FORMERLY INSTITUTIONAL CLASS SHARES)	June 19, 2009	3.07	1.82	3.30	5.36
CLASS R2 SHARES	November 3, 2008	2.85	1.28	2.64	4.70
CLASS R3 SHARES	September 9, 2016	2.81	1.46	2.88	4.97
CLASS R4 SHARES	September 9, 2016	3.00	1.65	3.13	5.22
CLASS R5 SHARES	September 9, 2016	3.07	1.93	3.21	5.26
CLASS R6 SHARES	February 22, 2005	3.12	1.92	3.40	5.48

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/07 TO 8/31/17)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111. Effective September 15, 2007, some of the Fund’s investment strategies changed. The Fund’s past performance would have been different if the Fund was managed using the current strategies.

Returns shown for Class L, Class R2, Class R3, Class R4 and Class R5 Shares prior to their inception are based on the performance of Class I Shares, the original class offered. With respect to Class R2, Class R3, Class R4 and Class R5 Shares, prior Class performance has been adjusted to reflect the differences in expenses between classes. Class L and Class I Shares would have substantially similar performance because the shares are invested in the same portfolio of securities, and the performance would differ only to the extent that the classes have different expenses.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Core Plus Bond Fund, the Bloomberg Barclays U.S. Aggregate Index and the Lipper Core Plus Bond Funds Index from August 31, 2007 to August 31, 2017. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg Barclays U.S. Aggregate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Core Plus Bond Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to expenses incurred by the Fund. The Bloomberg Barclays U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Lipper Core Plus Bond Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

6	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

JPMorgan Government Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2017 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)1,*	2.35%
Bloomberg Barclays U.S. Government Bond Index	2.38%

Net Assets as of 8/31/2017 (In Thousands)	$1,372,930
Duration as of 8/31/2017	5.4 years

INVESTMENT OBJECTIVE**

The JPMorgan Government Bond Fund (the “Fund”) seeks a high level of current income with liquidity and safety of principal.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six months ended August 31, 2017, the Fund’s Class I Shares underperformed the Bloomberg Barclays U.S. Government Bond Index (the “Benchmark”).

Relative to the Benchmark, the Fund’s overall shorter duration detracted from performance as interest rates fell on bonds with intermediate and long maturities. Duration measures the price sensitivity of a portfolio of bonds to relative changes in interest rates. Generally, bonds with longer duration will experience a larger increase in price as interest rates fall versus bonds with shorter duration. The Fund’s allocation to U.S. Treasury Inflation Protected Securities also detracted from relative performance amid lower than expected inflation data.

The Fund’s allocation to residential mortgage-backed securities, particularly mortgage pass-throughs and collateralized mortgage obligations, made a positive contribution to relative performance. The Fund’s allocation to agency commercial mortgage-backed securities, which generally have a long duration, also contributed to relative performance.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund’s portfolio managers aimed to keep the duration of the Fund in a range of 5.00 to 5.50 years. The Fund’s portfolio managers focused on security selection, using bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities.

PORTFOLIO COMPOSITION***
Collateralized Mortgage Obligations	32.9%
U.S. Treasury Obligations	26.1
U.S. Government Agency Securities	19.5
Mortgage-Backed Securities	10.9
Commercial Mortgage-Backed Securities	6.4
Foreign Government Security	0.5
Short-Term Investment	3.7

[1]	On April 3, 2017, the Fund’s Select Class Shares were renamed Class I Shares.
*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2017. The Fund’s portfolio composition is subject to change.

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	7

JPMorgan Government Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2017 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2017

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	March 5, 1993
With Sales Charge**		(1.71)%	(4.03)%	0.41%	3.69%
Without Sales Charge		2.11	(0.26)	1.19	4.08
CLASS C SHARES	March 22, 1999
With CDSC***		0.89	(1.90)	0.47	3.34
Without CDSC		1.89	(0.90)	0.47	3.34
CLASS I SHARES (FORMERLY SELECT CLASS SHARES)	February 8, 1993	2.35	0.03	1.48	4.36
CLASS R2 SHARES	November 3, 2008	1.97	(0.52)	0.93	3.81
CLASS R3 SHARES	September 9, 2016	2.18	(0.33)	1.11	3.98
CLASS R4 SHARES	September 9, 2016	2.19	(0.22)	1.33	4.22
CLASS R6 SHARES	August 1, 2016	2.32	0.15	1.49	4.36

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/07 TO 8/31/17)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns shown for Class R2, Class R3, Class R4 and Class R6 Shares prior to their inception are based on the performance of Class I Shares, the original class offered. Prior performance of Class R2, Class R3, Class R4 and Class R6 Shares have been adjusted to reflect the differences in expenses between classes.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Government Bond Fund, the Bloomberg Barclays U.S. Government Bond Index and the Lipper General U.S. Government Funds Index from August 31, 2007 to August 31, 2017. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg Barclays U.S. Government Bond Index does not include expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper General U.S. Government Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to expenses incurred by the Fund. The Bloomberg Barclays U.S. Government Bond Index is an unmanaged index composed of securities issued by the U.S. Government. The Lipper General U.S. Government Funds Index is an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

8	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

JPMorgan High Yield Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2017 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)1,*	2.72%
Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Capped Index	3.03%

Net Assets as of 8/31/2017 (In Thousands)	$10,215,282
Duration as of 8/31/2017	3.8 years

INVESTMENT OBJECTIVE**

The JPMorgan High Yield Fund (the “Fund”) seeks a high level of current income by investing primarily in a diversified portfolio of debt securities which are rated below investment grade or unrated. Capital appreciation is a secondary objective.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six months ended August 31, 2017, the Fund’s Class I Shares underperformed the Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Capped Index (the “Benchmark”). During the reporting period, high yield bonds (also known as “junk bonds”) generally outperformed other sectors of the bond market.

Relative to the Benchmark, the Fund’s overweight position and security selection in consumer non-cyclical sector bonds and its security selection in energy sector bonds were leading detractors from performance. The Fund’s security selection in bonds rated CCC and its overweight position in bonds rated AA also detracted from relative performance.

The Fund’s security selection in consumer cyclical sector bonds and its security selection in bonds rated BB and CC were leading contributors to performance relative to the Benchmark.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers sought to take specific, targeted credit risk based on the portfolio managers’ analysis of favorable risk/reward opportunities, while continuing to build a core of improving below investment grade investments. The portfolio managers moved the portfolio into higher quality below investment grade debt securities. In the energy sector, the managers continued to seek value in higher quality below investment grade debt securities of companies with strong balance sheets.

PORTFOLIO COMPOSITION***
Corporate Bonds	90.5%
Loan Assignments	4.8
Others (each less than 1.0%)	1.0
Short-Term Investments	3.7

[1]	On April 3, 2017, the Fund’s Select Class Shares were renamed Class I Shares.
*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2017. The Fund’s portfolio composition is subject to change.

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	9

JPMorgan High Yield Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2017 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2017

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	November 13, 1998
With Sales Charge**		(1.25)%	3.22%	4.57%	6.35%
Without Sales Charge		2.60	7.17	5.37	6.76
CLASS C SHARES	March 22, 1999
With CDSC***		1.21	5.63	4.79	6.12
Without CDSC		2.21	6.63	4.79	6.12
CLASS I SHARES (FORMERLY SELECT CLASS SHARES)	November 13, 1998	2.72	7.43	5.60	7.00
CLASS R2 SHARES	November 3, 2008	2.45	6.89	5.05	6.45
CLASS R3 SHARES	August 21, 2017	2.55	7.07	5.30	6.74
CLASS R4 SHARES	August 21, 2017	2.68	7.34	5.56	6.98
CLASS R5 SHARES	May 15, 2006	2.74	7.46	5.64	7.05
CLASS R6 SHARES	February 22, 2005	2.80	7.57	5.70	7.10

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/07 TO 8/31/17)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111. Effective September 14, 2009, some of the Fund’s investment strategies changed. The Fund’s past performance would have been different if the Fund was managed using the current strategies.

Returns shown for Class R2, Class R3 and Class R4 Shares prior to its inception are based on the performance of Class I Shares, the original class offered. With respect to Class R2, Class R3 and Class R4 Shares, prior Class performance has been adjusted to reflect the differences in expenses between classes.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan High Yield Fund, the Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Capped Index and the Lipper High Yield Bond Index from August 31, 2007 to August 31, 2017. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Capped Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper High Yield Bond Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to expenses incurred by the Fund. The Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Capped Index is an unmanaged index comprised of fixed rate, non-investment grade debt securities that are dollar denominated and non-convertible. The index limits the maximum exposure to any one issuer to 2%. The Lipper High Yield Bond Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

10	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

JPMorgan Inflation Managed Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2017 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)1,*	0.81%
Bloomberg Barclays 1-10 Year U.S. TIPS Index	0.86%
Bloomberg Barclays U.S. Intermediate Aggregate Index	2.09%
Inflation Managed Bond Composite Benchmark[2]	0.55%

Net Assets as of 8/31/2017 (In Thousands)	$1,409,240
Duration as of 8/31/2017	3.8 years

INVESTMENT OBJECTIVE**

The JPMorgan Inflation Managed Bond Fund (the “Fund”) seeks to maximize inflation protected total return.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six months ended August 31, 2017, the Fund’s Class I Shares underperformed the Bloomberg Barclays 1-10 Year U.S. TIPS (Treasury Inflation Protected Securities) Index (the “Index”) and the Bloomberg Barclays U.S. Intermediate Aggregate Index but outperformed the Inflation Managed Bond Composite Benchmark (the “Benchmark”).

The Fund’s inflation hedge, which included CPI-U swaps and TIPS, detracted from absolute performance. Relative to the Index and the Benchmark, the Fund’s underweight position in the 20-year portion of the yield curve detracted from performance. The yield curve shows the relationship between yields and maturity dates for a set of similar bonds at a given point in time.

The Fund’s overweight allocation to shorter duration inflation protection, which included CPI-U swaps and TIPS, contributed to performance relative to the Index and the Benchmark. Duration measures the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates. Generally, bonds with longer duration will experience a larger increase or decrease in price as interest rates fall or rise, respectively, versus bonds with shorter duration. The Fund’s overweight allocation to corporate bonds and its security selection in mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities also contributed to performance relative to the Index and the Benchmark.

HOW WAS THE FUND POSITIONED?

Among the Fund’s fixed income holdings, the Fund’s portfolio managers continued to focus on security selection and relative value, which seeks to exploit pricing discrepancies between individual securities or market sectors. The Fund’s portfolio managers used bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities.

The Fund’s portfolio managers sought to protect the portfolio from inflation risk across maturities. Therefore, the yield curve positioning of the underlying core bonds is used as the general basis for the Fund’s inflation swap positioning. The yield curve shows the relationship between yields and maturity dates for a set of similar bonds at a given point in time.

The Fund’s portfolio managers manage the duration of the inflation protection vs. the duration of the underlying bonds to protect the portfolio from both actual realized inflation as well as the loss of value that results from an increase in inflation expectations. The inflation protection was actively managed using CPU-I swaps and TIPS. Generally, the swaps were structured so that a counterparty agrees to pay the cumulative percentage change in the U.S. Consumer Price Index for All Urban Consumers over the duration of the swap. In turn, the Fund pays a compounded fixed rate. U.S. Treasury TIPS adjust the principal of the underlying bond so that it increases with inflation as measured by the U.S. Consumer Price Index, and decreases with deflation. At maturity, a TIPS investor is paid either the adjusted or the original principal, whichever is greater.

The portfolio managers slightly decreased the Fund’s overall inflation exposure in March and April of 2017 and then increased the level of inflation exposure over the final two months of the reporting period.

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	11

JPMorgan Inflation Managed Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2017 (Unaudited) (continued)

PORTFOLIO COMPOSITION***
Corporate Bonds	32.7%
U.S. Government Agency Securities	16.6
U.S. Treasury Obligations	16.5
Collateralized Mortgage Obligations	11.8
Mortgage-Backed Securities	8.4
Commercial Mortgage-Backed Securities	5.9
Asset-Backed Securities	4.9
Foreign Government Securities	0.4
Short-Term Investment	2.8

[1]	On April 3, 2017, the Fund’s Select Class Shares were renamed Class I Shares.
[2]

The Fund’s composite benchmark is determined by adding the performance return of the Bloomberg Barclays Intermediate Government/Credit Index and 80% of the Bloomberg Barclays Inflation Swap 5-year Zero Coupon Index.

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2017. The Fund’s portfolio composition is subject to change.

12	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2017

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	SINCE INCEPTION
CLASS A SHARES	March 31, 2010
With Sales Charge**		(3.01)%	(2.20)%	(0.24)%	1.64%
Without Sales Charge		0.74	1.59	0.53	2.16
CLASS C SHARES	March 31, 2010
With CDSC***		(0.58)	(0.01)	(0.12)	1.50
Without CDSC		0.42	0.99	(0.12)	1.50
CLASS I SHARES (FORMERLY SELECT CLASS SHARES)	March 31, 2010	0.81	1.74	0.69	2.30
CLASS R5 SHARES	March 31, 2010	0.76	1.80	0.73	2.37
CLASS R6 SHARES	November 30, 2010	0.79	1.79	0.81	2.42

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (3/31/10 TO 8/31/17)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

The Fund commenced operations on March 31, 2010.

Returns for Class R6 Shares prior to its inception date are based on the performance of Class R5 Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class R5 Shares.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Inflation Managed Bond Fund, the Bloomberg Barclays 1–10 Year U.S. TIPS Index, the Bloomberg Barclays U.S. Intermediate Aggregate Index, the Inflation Managed Bond Composite Benchmark and the Lipper Inflation-Protected Bond Funds Index from March 31, 2010 to August 31, 2017. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg Barclays 1–10 Year U.S. TIPS Index and the Bloomberg Barclays U.S. Intermediate Aggregate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of securities included in the benchmarks, if applicable. The performance of the

Lipper Inflation-Protected Bond Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Bloomberg Barclays 1–10 Year U.S. TIPS Index represents the performance of intermediate (1–10 year) U.S. Treasury Inflation Protection Securities. The Bloomberg Barclays U.S. Intermediate Aggregate Index is an unmanaged index comprised of U.S. government, mortgage, corporate and asset-backed securities with maturities of one to 10 years. The Inflation Managed Bond Composite Benchmark is determined by adding the Bloomberg Barclays Intermediate Government/Credit Index and 80% of the Bloomberg Barclays Inflation Swap 5 Year Zero Coupon Index. The Lipper Inflation-Protected Bond Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	13

JPMorgan Limited Duration Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2017 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)1,*	1.26%
Bloomberg Barclays 1–3 Year U.S. Government/Credit Bond Index	0.82%

Net Assets as of 8/31/2017 (In Thousands)	$1,060,212
Duration as of 8/31/2017	1.1 years

INVESTMENT OBJECTIVE**

The JPMorgan Limited Duration Bond Fund (the “Fund”) seeks a high level of current income consistent with low volatility of principal.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six months ended August 31, 2017, the Fund’s Class I Shares outperformed the Bloomberg Barclays 1–3 Year U.S. Government/Credit Bond Index (the “Benchmark”).

The Fund’s out-of-Benchmark allocations to non-agency mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities were leading contributors to performance relative to the Benchmark. The Fund’s allocation to the 3-year portion of the yield curve also contributed to relative performance. The yield curve shows the relationship between yields and maturity dates for a set of similar bonds at a given point in time.

Relative to the Benchmark, the Fund’s shorter overall duration detracted from performance as interest rates fell during the reporting period. Duration measures the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates. Generally, bonds with longer duration will experience a larger increase or decrease in price as interest rates fall or rise, respectively, versus bonds with shorter duration. The Fund’s underweight allocation to corporate bonds also detracted from relative performance.

HOW WAS THE FUND POSITIONED?

During the six month period, the Fund’s portfolio managers continued to focus on security selection, using bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities. During the reporting period, the Fund’s overall duration decreased to 1.05 at August 31, 2017 from 1.08 years at February 28, 2017.

PORTFOLIO COMPOSITION***
Collateralized Mortgage Obligations	53.3%
Asset-Backed Securities	17.7
Corporate Bonds	13.1
Mortgage-Backed Securities	4.0
Commercial Mortgage-Backed Securities	2.8
Short-Term Investment	9.1

[1]	On April 3, 2017, the Fund’s Select Class Shares were renamed Class I Shares.
*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2017. The Fund’s portfolio composition is subject to change.

14	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2017

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	March 10, 1993
With Sales Charge**		(1.15)%	(0.97)%	1.13%	2.15%
Without Sales Charge		1.13	1.30	1.59	2.38
CLASS C SHARES	November 1, 2001
With CDSC***		(0.11)	(0.19)	1.08	1.88
Without CDSC		0.89	0.81	1.08	1.88
CLASS I SHARES (FORMERLY SELECT CLASS SHARES)	February 2, 1993	1.26	1.65	1.86	2.64
CLASS R6 SHARES	February 22, 2005	1.36	1.76	2.03	2.85

*	Not annualized.
**	Sales Charge for Class A Shares is 2.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/07 TO 8/31/17)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Limited Duration Bond Fund, the Bloomberg Barclays 1–3 Year U.S. Government/Credit Bond Index and the Lipper Short-Intermediate Investment Grade Debt Funds Index from August 31, 2007 to August 31, 2017. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg Barclays 1–3 Year U.S. Government/Credit Bond Index does not reflect the deduction of expenses or sales charges associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Short-Intermediate Investment Grade Debt Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to expenses incurred by the Fund. The Bloomberg Barclays 1–3 Year U.S. Government/Credit Bond Index is an unmanaged index of investment grade government and corporate bonds with maturities of one to three years. The Lipper Short-Intermediate Investment Grade Debt Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	15

JPMorgan Mortgage-Backed Securities Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2017 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)1,*	2.84%
Bloomberg Barclays U.S. MBS Index	2.10%

Net Assets as of 2/28/2017 (In Thousands)	$2,221,911
Duration as of 2/28/2017	4.0 years

INVESTMENT OBJECTIVE**

The JPMorgan Mortgage-Backed Securities Fund (the “Fund”) seeks to maximize total return by investing primarily in a diversified portfolio of debt securities backed by pools of residential and/or commercial mortgages.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six months ended August 31, 2017, the Fund’s Class I Shares outperformed the Bloomberg Barclays U.S. MBS Index (the “Benchmark”).

Relative to the Benchmark, the Fund’s security selection in agency pass-through mortgages and collateralized mortgage obligations was a leading contributors to performance. The Fund’s out-of-Benchmark allocations to non-agency mortgages, asset-backed mortgages and commercial mortgage-backed securities also contributed to relative performance. The Fund’s overall longer duration also helped relative performance as interest rates fell on bonds with intermediate and long maturities. Duration measures the prices sensitivity of bonds to changes in interest rates. Generally, bonds with longer duration will experience a larger increase in price as interest rates fall versus bonds with shorter duration.

The Fund’s small allocation to cash via a money market fund, which was used to maintain liquidity for the Fund’s routine operations, detracted from relative performance but its impact was not significant.

HOW WAS THE FUND POSITIONED?

The Fund continued to focus on security selection and relative value, which seeks to exploit pricing discrepancies between individual securities or market sectors. The Fund’s portfolio managers used bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities.

PORTFOLIO COMPOSITION***
Mortgage-Backed Securities	42.2%
Collateralized Mortgage Obligations	28.0
Asset-Backed Securities	13.9
Commercial Mortgage-Backed Securities	12.3
Others (each less than 1.0%)	0.9
Short-Term Investment	2.7

[1]	On April 3, 2017, the Fund’s Select Class Shares were renamed Class I Shares.
*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2017. The Fund’s portfolio composition is subject to change.

16	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2017

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	August 18, 2000
With Sales Charge**		(1.16)%	(1.96)%	1.48%	4.51%
Without Sales Charge		2.73	1.90	2.26	4.90
CLASS C SHARES	July 2, 2012
With CDSC***		1.45	0.35	1.76	4.39
Without CDSC		2.45	1.35	1.76	4.39
CLASS I SHARES (FORMERLY SELECT CLASS SHARES)	August 18, 2000	2.84	2.12	2.52	5.17
CLASS R6 SHARES	February 22, 2005	3.01	2.37	2.68	5.33

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/07 TO 8/31/17)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns shown for Class C Shares prior to its inception are based on the performance of Class I Shares, the original class offered. Prior Class performance has been adjusted to reflect the differences in expenses between classes.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Mortgage-Backed Securities Fund, the Bloomberg Barclays U.S. MBS Index and the Lipper U.S. Mortgage Funds Index from August 31, 2007 to August 31, 2017. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg Barclays U.S. MBS Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper U.S. Mortgage Funds

Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to expenses incurred by the Fund. The Bloomberg Barclays U.S. MBS Index covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). The index includes fixed-rate and hybrid adjustable rate mortgage (ARM) pass-through securities. The Lipper U.S. Mortgage Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	17

JPMorgan Short Duration Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2017 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)1,*	0.79%
Bloomberg Barclays 1–3 Year U.S. Government/Credit Bond Index	0.82%

Net Assets as of 8/31/2017 (In Thousands)	$4,286,547
Duration as of 8/31/2017	1.9 years

INVESTMENT OBJECTIVE**

The JPMorgan Short Duration Bond Fund (the “Fund”) seeks current income consistent with preservation of capital through investment in high- and medium-grade fixed income securities.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six months ended August 31, 2017, the Fund’s Class I Shares underperformed the Bloomberg Barclays 1–3 Year U.S. Government/Credit Bond Index (the “Benchmark”).

Relative to the Benchmark, the Fund’s underweight allocation to corporate bonds detracted from performance. The Fund’s overall allocation to U.S. Treasury bonds had a shorter duration than that of the Benchmark, which also detracted from relative and absolute performance as interest rates fell during the reporting period. Duration measures the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates. Generally, bonds with longer duration will experience a larger increase or decrease in price as interest rates fall or rise, respectively, versus bonds with shorter duration.

The Fund’s out-of-Benchmark allocation to asset-backed securities and commercial mortgage-backed securities made a positive contribution to relative performance. The Fund’s allocation to bonds on the longer end of the yield curve and its small allocation to non-agency mortgage-backed securities also contributed to performance. The yield curve shows the relationship between yields and maturity dates for a set of similar bonds at a given point in time.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers continued to focus on security selection, using bottom-up fundamental research to construct what they believed to be a portfolio of undervalued fixed income securities. The Fund had an underweight position in corporate bonds and was overweight in U.S. agency bonds and held out-of-Benchmark allocations to mortgages and asset-backed securities.

PORTFOLIO COMPOSITION***
U.S. Treasury Obligations	39.7%
Corporate Bonds	30.4
U.S. Government Agency Securities	9.2
Asset-Backed Securities	8.6
Collateralized Mortgage Obligations	6.5
Mortgage-Backed Securities	4.8
Commercial Mortgage-Backed Securities	0.5
Short-Term Investment	0.3

[1]	On April 3, the Fund’s Select Class Shares were renamed Class I Shares.
*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2017. The Fund’s portfolio composition is subject to change.

18	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2017

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	February 18, 1992
With Sales Charge**		(1.60)%	(1.79)%	0.00%	1.60%
Without Sales Charge		0.68	0.47	0.45	1.83
CLASS C SHARES	November 1, 2001
With CDSC***		(0.59)	(1.03)	(0.05)	1.32
Without CDSC		0.41	(0.03)	(0.05)	1.32
CLASS I SHARES (FORMERLY SELECT CLASS SHARES)	September 4, 1990	0.79	0.70	0.70	2.08
CLASS R6 SHARES	February 22, 2005	0.93	1.06	0.96	2.34

*	Not annualized.
**	Sales Charge for Class A Shares is 2.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/07 TO 8/31/17)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Short Duration Bond Fund, the Bloomberg Barclays 1–3 Year U.S. Government/Credit Bond Index and the Lipper Short U.S. Government Funds Index from August 31, 2007 to August 31, 2017. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg Barclays 1–3 Year U.S. Government/Credit Bond Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Short U.S. Government Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to expenses incurred by the Fund. The Bloomberg Barclays 1–3 Year U.S. Government/Credit Bond Index is an unmanaged index of investment grade government and corporate bonds with maturities of one to three years. The Lipper Short U.S. Government Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	19

JPMorgan Short Duration Core Plus Fund

(formerly known as JPMorgan Short Duration High Yield Fund)1

FUND COMMENTARY

Six MONTHS ENDED AUGUST 31, 2017 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)2,*	2.01%
Bloomberg Barclays U.S. Aggregate Index	2.74%
BofA Merrill Lynch 1-5 Year U.S. Cash Pay High Yield Constrained Index	2.76%

Net Assets as of 8/31/2017 (In Thousands)	$125,933
Duration as of 8/31/2017	1.6 years

INVESTMENT OBJECTIVE**

The JPMorgan Short Duration High Yield Fund (the “Fund”) seeks current income with a secondary objective of capital appreciation.3

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six months ended August 31, 2017, the Fund’s Class I Shares underperformed both the Bloomberg Barclays U.S. Aggregate Index and the BofA Merrill Lynch 1-5 Year U.S. Cash Pay High Yield Constrained Index (the “Benchmark”).

Relative to the Benchmark, the Fund’s underweight position in the health care sector and its security selection in the retail sector leading detractors from performance. The Fund’s security selection in bonds rated B and CCC also detracted from relative performance.

The Fund’s security selection in the energy sector and its security selection in the bonds rated BB+, CC and unrated bonds were leading contributors to relative performance.

HOW WAS THE FUND POSITIONED?

Relative to the Benchmark, the Fund was overweight in securities rated AAA, BBB and BB and was underweight in securities rated CCC and lower. The portfolio managers remained cautious about companies that they believed had elevated credit risk.

PORTFOLIO COMPOSITION***
Corporate Bonds	80.9%
Others (each less than 1.0%)	1.2
Short-Term Investment	17.9

[1]

Effective September 29, 2017, the Fund has changed its strategy from a high yield fund that primarily invests in high yield, high risk debt securities also known as junk bonds to a core plus fund that invests in investment grade securities with allocations to extended sectors, such as high yield and foreign and emerging markets (the “New Strategy”). In connection with the New Strategy, the Fund’s name, investment objective and broad based securities market index changed effective September 29, 2017.

[2]	On April 3, 2017, the Fund’s Select Class Shares were renamed Class I Shares.
[3]	Effective September 29, 2017, the Fund’s investment objective is to seek total return, consistent with preservation of capital.
*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2017. The Fund’s portfolio composition is subject to change.

20	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2017

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	3 YEAR	SINCE INCEPTION
CLASS A SHARES	March 1, 2013
With Sales Charge**		(0.40)%	3.66%	2.28%	2.69%
Without Sales Charge		1.88	6.08	3.06	3.21
CLASS C SHARES	March 1, 2013
With CDSC***		0.63	4.47	2.53	2.68
Without CDSC		1.63	5.47	2.53	2.68
CLASS I SHARES (FORMERLY SELECT CLASS SHARES)	March 1, 2013	2.01	6.21	3.29	3.44
CLASS R6 SHARES	March 1, 2013	2.09	6.38	3.41	3.59

*	Not annualized.
**	Sales Charge for Class A Shares is 2.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (3/1/13 TO 8/31/17)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on March 1, 2013.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Short Duration Core Plus Fund, the Bloomberg Barclays U.S. Aggregate Index, the BofA Merrill Lynch 1-5 Year U.S. Cash Pay High Yield Constrained Index and the Lipper High Yield Bond Index from March 1, 2013 to August 31, 2017. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg Barclays U.S. Aggregate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the BofA Merrill Lynch 1-5 Year U.S. Cash Pay High Yield Constrained Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper High Yield Bond Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to expenses incurred by the Fund. The Bloomberg Barclays U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The BofA Merrill Lynch 1-5 Year U.S. Cash Pay High Yield Constrained Index contains all securities in the BofA Merrill Lynch U.S. Cash Pay High Yield Index with a remaining term to final maturity less than 5 years but caps issuer exposure at 2%. The Lipper High Yield Bond Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	21

JPMorgan Treasury & Agency Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2017 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)[1], *	0.72%
Bloomberg Barclays 1–5 Year U.S. Treasury Index	1.10%

Net Assets as of 8/31/2017 (In Thousands)	$82,770
Duration as of 8/31/2017	2.1 years

INVESTMENT OBJECTIVE**

The JPMorgan Treasury & Agency Fund (the “Fund”) seeks a high level of current income by investing in U.S. Treasury and other U.S. agency obligations with a primary, but not exclusive, focus on issues that produce income exempt from state income taxes.2

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six months ended August 31, 2017, the Fund’s Class I Shares underperformed the Bloomberg Barclays 1-5 Year U.S. Treasury Index (the “Benchmark”).

Relative to the Benchmark, the Fund’s shorter overall duration was a leading detractor from performance as interest rates fell during the reporting period. Duration measures the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates. Generally, bonds with longer duration will experience a larger increase or decrease in price as interest rates fall or rise, respectively, versus bonds with shorter duration.

U.S. agency debt securities generally outperformed U.S. Treasury bonds during the reporting period and the Fund’s out- of-Benchmark allocation to U.S. agency debt was a leading contributor to relative performance.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers continued to focus on security selection, using bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities.

PORTFOLIO COMPOSITION*
U.S. Treasury Obligations	86.9%
U.S. Government Agency Securities	11.7
Short-Term Investment	1.4

[1]	On April 3, 2017, the Fund’s Select Class Shares were renamed Class I Shares.
[2]

The Fund is scheduled to liquidate on or about December 8, 2017. The Fund may depart from its stated investment objective and strategies as it increases its cash holdings in preparation for its liquidation.

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2017. The Fund’s portfolio composition is subject to change.

22	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2017

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	January 20, 1997
With Sales Charge**		(1.62)%	(2.34)%	(0.30)%	1.31%
Without Sales Charge		0.59	(0.07)	0.15	1.54
CLASS I SHARES (FORMERLY SELECT CLASS SHARES)	January 20, 1997	0.72	0.19	0.43	1.80

*	Not annualized.
**	Sales Charge for Class A Shares is 2.25%.

TEN YEAR PERFORMANCE (8/31/07 TO 8/31/17)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Treasury & Agency Fund, the Bloomberg Barclays 1–5 Year U.S. Treasury Index, the Bloomberg Barclays 1–3 Year U.S. Treasury Index and the Lipper Short U.S. Treasury Funds Average from August 31, 2007 to August 31, 2017. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg Barclays 1–5 Year U.S. Treasury Index and the Bloomberg Barclays 1–3 Year U.S. Treasury Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The performance of the Lipper Short U.S. Treasury Funds Average includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to expenses incurred by the Fund. The Bloomberg Barclays 1–5 Year U.S. Treasury Index is an unmanaged index comprised of U.S. Treasury issued securities with maturities of one to five years. The Bloomberg Barclays 1–3 Year U.S. Treasury Index is an unmanaged index comprised of U.S. Treasury issued securities with maturities of one to three years. Investors cannot invest directly in an index. The Lipper Short U.S. Treasury Funds Average is an average based on the total returns of all mutual funds within the Fund’s designated category as determined by Lipper, Inc.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	23

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 11.5%
4,074	ABFC Trust, Series 2005-AQ1, Class A4, SUB, 4.79%, 01/25/2034 (bb)	4,186
	Academic Loan Funding Trust,
1,551	Series 2012-1A, Class A1, 2.03%, 12/27/2022 (e) (z)	1,553
3,410	Series 2013-1A, Class A, 2.03%, 12/26/2044 (e) (z)	3,394
2,882	Air Canada Pass-Through Trust, (Canada), Series 2013-1, Class A, 4.13%, 05/15/2025 (e)	3,034
21,127	Ajax Mortgage Loan Trust, Series 2016-2, Class A, SUB, 4.12%, 10/25/2056 (e) (bb)	21,085
	American Airlines Pass-Through Trust,
769	Series 2011-1, Class A, 5.25%, 01/31/2021	821
2,814	Series 2013-2, Class A, 4.95%, 01/15/2023	3,016
1,838	Series 2016-2, Class A, 3.65%, 06/15/2028	1,874
18,429	Series 2016-3, Class AA, 3.00%, 10/15/2028	18,326
5,250	Series 2017-1, Class AA, 3.65%, 02/15/2029	5,434
420	Series 2017-2, Class A, 3.60%, 10/15/2029	424
3,272	Series 2017-2, Class AA, 3.35%, 10/15/2029	3,306
	American Credit Acceptance Receivables Trust,
8,997	Series 2015-2, Class C, 4.32%, 05/12/2021 (e)	9,149
5,000	Series 2016-2, Class C, 6.09%, 05/12/2022 (e)	5,152
3,331	Series 2016-3, Class A, 1.70%, 11/12/2020 (e)	3,328
7,301	Series 2016-4, Class C, 2.91%, 02/13/2023 (e) (bb)	7,342
17,165	Series 2016-1A, Class B, 4.24%, 06/13/2022 (e) (bb)	17,356
8,350	Series 2017-1, Class B, 2.39%, 02/16/2021 (e)	8,348
12,907	Series 2017-1, Class C, 2.88%, 03/13/2023 (e)	12,965
	American Homes 4 Rent,
17,471	Series 2015-SFR1, Class A, 3.47%, 04/17/2052 (e) (bb)	18,332
7,420	Series 2015-SFR1, Class E, 5.64%, 04/17/2052 (e) (bb)	8,193
	American Homes 4 Rent Trust,
11,902	Series 2014-SFR2, Class A, 3.79%, 10/17/2036 (e) (bb)	12,619

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

2,400	Series 2014-SFR2, Class B, 4.29%, 10/17/2036 (e) (bb)	2,595
8,100	Series 2014-SFR2, Class D, 5.15%, 10/17/2036 (e) (bb)	8,983
7,300	Series 2014-SFR2, Class E, 6.23%, 10/17/2036 (e)	8,298
9,523	Series 2014-SFR3, Class A, 3.68%, 12/17/2036 (e)	10,110
3,750	Series 2014-SFR3, Class C, 4.60%, 12/17/2036 (e)	4,069
16,970	Series 2014-SFR3, Class E, 6.42%, 12/17/2036 (e) (bb)	19,524
1,415	Series 2015-SFR2, Class E, 6.07%, 10/17/2045 (e) (bb)	1,610
6,357	AmeriCredit Automobile Receivables, Series 2016-1, Class A3, 1.81%, 10/08/2020	6,366
	AmeriCredit Automobile Receivables Trust,
6,042	Series 2016-2, Class A2A, 1.42%, 10/08/2019	6,041
3,582	Series 2016-2, Class A3, 1.60%, 11/09/2020	3,582
5,937	Series 2016-3, Class A3, 1.46%, 05/10/2021	5,923
19	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-13, Class AF6, SUB, 5.07%, 01/25/2034 (bb)	21
74,650	Anchor Assets IX LLC, Series 2016-1, Class A, 5.13%, 02/15/2020 (e) (bb)	74,650
	Axis Equipment Finance Receivables III LLC,
3,448	Series 2015-1A, Class A2, 1.90%, 03/20/2020 (e)	3,445
1,200	Series 2015-1A, Class C, 3.41%, 04/20/2020 (e)	1,185
1,200	Series 2015-1A, Class D, 4.05%, 05/20/2020 (e)	1,167
9,454	AXIS Equipment Finance Receivables IV LLC, Series 2016-1A, Class A, 2.21%, 11/20/2021 (e)	9,435
	B2R Mortgage Trust,
8,548	Series 2015-1, Class A1, 2.52%, 05/15/2048 (e)	8,545
18,546	Series 2015-2, Class A, 3.34%, 11/15/2048 (e)	18,833
6,231	Banc of America Funding Corp., Series 2012-R6, Class 1A1, 3.00%, 10/26/2039 (e) (bb)	6,155
	BCC Funding Corp. X,
5,899	Series 2015-1, Class A2, 2.22%, 10/20/2020 (e)	5,894

SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
2,717	Series 2015-1, Class D, 4.54%, 12/21/2020 (e) (bb)	2,715
295	Bear Stearns Asset-Backed Securities Trust, Series 2006-SD1, Class A, 1.60%, 04/25/2036 (z) (bb)	289
2,573	BXG Receivables Note Trust, Series 2012-A, Class A, 2.66%, 12/02/2027 (e)	2,549
5,757	Cabela’s Credit Card Master Note Trust, Series 2015-2, Class A1, 2.25%, 07/17/2023	5,814
13,133	CAM Mortgage Trust, Series 2017-1, Class A1, SUB, 3.22%, 08/01/2057 (e) (bb)	13,146
41,206	Camillo Issuer LLC, Series 2016-SFR, Class 1A1, 5.00%, 12/05/2023 (bb)	41,116
	Capital Auto Receivables Asset Trust,
18,072	Series 2016-1, Class A3, 1.73%, 04/20/2020	18,089
1,140	Series 2016-2, Class A2A, 1.32%, 01/20/2019	1,140
	CarFinance Capital Auto Trust,
827	Series 2014-1A, Class B, 2.72%, 04/15/2020 (e)	830
2,520	Series 2014-2A, Class A, 1.44%, 11/16/2020 (e)	2,518
2,581	Series 2015-1A, Class A, 1.75%, 06/15/2021 (e)	2,581
	CarMax Auto Owner Trust,
1,368	Series 2013-4, Class A4, 1.28%, 05/15/2019	1,367
579	Series 2014-2, Class A3, 0.98%, 01/15/2019	579
10,000	Carnow Auto Receivables Trust, Series 2016-1A, Class C, 5.11%, 02/15/2021 (e) (bb)	10,208
	Chase Funding Trust,
1,498	Series 2003-4, Class 1A5, SUB, 5.29%, 05/25/2033 (bb)	1,521
2,342	Series 2003-6, Class 1A5, SUB, 5.09%, 11/25/2034 (bb)	2,417
3,992	Series 2003-6, Class 1A7, SUB, 5.09%, 11/25/2034 (bb)	4,074
	Citi Held For Asset Issuance,
3,153	Series 2015-PM1, Class B, 2.93%, 12/15/2021 (e) (bb)	3,154
7,917	Series 2016-MF1, Class A, 4.48%, 08/15/2022 (e)	8,001
7,417	Series 2016-PM1, Class A, 4.65%, 04/15/2025 (e)	7,479
950	Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3, 6.15%, 06/15/2039	1,283

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

172	Citigroup Global Markets Mortgage Securities VII, Inc., Series 2003-UP1, Class A, SUB, 3.95%, 04/25/2032 (e) (bb)	171
288	Citigroup Mortgage Loan Trust, Inc., Series 2003-HE3, Class A, 1.61%, 12/25/2033 (z)	286
8,620	CLUB Credit Trust, Series 2017-NP1, Class A, 2.39%, 04/17/2023 (e)	8,625
17,406	Colony American Finance Ltd., (Cayman Islands), Series 2016-1, Class A, 2.54%, 06/15/2048 (e)	17,395
18,211	Colony American Homes, Series 2014-2A, Class A, 2.18%, 07/17/2031 (e) (z)	18,234
	Continental Airlines Pass-Through Trust,
177	Series 1999-2, Class A-1, 7.26%, 03/15/2020	188
2,874	Series 2007-1, Class A, 5.98%, 04/19/2022	3,161
14,483	COOF Securitization Trust Ltd., Series 2014-1, Class A, IO, 3.01%, 06/25/2040 (e) (z) (bb)	1,349
	CPS Auto Receivables Trust,
1,152	Series 2013-A, Class A, 1.31%, 06/15/2020 (e)	1,149
6,350	Series 2014-B, Class C, 3.23%, 05/15/2020 (e)	6,379
4,347	Series 2014-C, Class C, 3.77%, 08/17/2020 (e)	4,421
559	Series 2014-D, Class A, 1.49%, 04/15/2019 (e)	559
4,000	Series 2014-D, Class C, 4.35%, 11/16/2020 (e)	4,102
2,163	Series 2015-A, Class A, 1.53%, 07/15/2019 (e)	2,163
2,900	Series 2015-A, Class C, 4.00%, 02/16/2021 (e)	2,963
9,794	Series 2015-B, Class A, 1.65%, 11/15/2019 (e)	9,793
16,500	Series 2015-B, Class C, 4.20%, 05/17/2021 (e)	16,749
5,849	Series 2015-C, Class D, 4.63%, 08/16/2021 (e) (bb)	5,987
4,793	Series 2016-A, Class A, 2.25%, 10/15/2019 (e)	4,800
3,318	Series 2016-B, Class A, 2.07%, 11/15/2019 (e)	3,322
2,456	Series 2016-B, Class B, 3.18%, 09/15/2020 (e)	2,482
7,840	Series 2016-C, Class C, 3.27%, 06/15/2022 (e)	7,912

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	25

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
	CPS Auto Trust,
11,994	Series 2017-A, Class A, 1.68%, 08/17/2020 (e)	11,983
5,383	Series 2017-A, Class C, 3.31%, 12/15/2022 (e)	5,452
3,060	Series 2017-A, Class D, 4.61%, 12/15/2022 (e)	3,166
	Credit Acceptance Auto Loan Trust,
17,727	Series 2015-2A, Class A, 2.40%, 02/15/2023 (e)	17,767
2,605	Series 2015-2A, Class C, 3.76%, 02/15/2024 (e)	2,636
13,659	Series 2017-1A, Class A, 2.56%, 10/15/2025 (e)	13,724
5,989	Series 2017-1A, Class B, 3.04%, 12/15/2025 (e)	6,022
5,018	Series 2017-1A, Class C, 3.48%, 02/17/2026 (e)	5,098
5,343	Series 2017-2A, Class C, 3.35%, 06/15/2026 (e)	5,357
5,529	CVS Pass-Through Trust, 5.93%, 01/10/2034 (e)	6,433
	CWABS, Inc. Asset-Backed Certificates,
232	Series 2003-5, Class MF1, 5.26%, 01/25/2034 (z) (bb)	235
10	Series 2004-1, Class 3A, 1.79%, 04/25/2034 (z) (bb)	10
477	Series 2004-1, Class M1, 1.98%, 03/25/2034 (z) (bb)	476
79	Series 2004-1, Class M2, 2.06%, 03/25/2034 (z) (bb)	77
169	CWABS, Inc. Asset-Backed Certificates Trust, Series 2004-6, Class M1, 2.13%, 10/25/2034 (z)	161
	Delta Air Lines Pass-Through Trust,
1,663	Series 2010-2, Class A, 4.95%, 05/23/2019	1,723
659	Series 2011-1, Class A, 5.30%, 04/15/2019	688
2,237	Series 2012-1, Class A, 4.75%, 05/07/2020	2,349
	Drive Auto Receivables Trust,
12,065	Series 2015-AA, Class D, 4.12%, 07/15/2022 (e)	12,350
14,251	Series 2015-BA, Class D, 3.84%, 07/15/2021 (e)	14,506
6,588	Series 2015-CA, Class D, 4.20%, 09/15/2021 (e)	6,736
2,640	Series 2015-DA, Class D, 4.59%, 01/17/2023 (e) (bb)	2,724

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

6,330	Series 2016-AA, Class B, 3.17%, 05/15/2020 (e)	6,344
16,810	Series 2016-AA, Class C, 3.91%, 05/17/2021 (e)	17,047
3,169	Series 2016-BA, Class B, 2.56%, 06/15/2020 (e)	3,176
23,204	Series 2016-CA, Class D, 4.18%, 03/15/2024 (e)	23,851
23,209	Series 2017-1, Class C, 2.84%, 04/15/2022	23,398
26,357	Series 2017-1, Class D, 3.84%, 03/15/2023	26,826
8,545	Series 2017-BA, Class B, 2.20%, 05/15/2020 (e)	8,567
23,480	Series 2017-BA, Class C, 2.61%, 08/16/2021 (e)	23,613
20,505	Series 2017-BA, Class D, 3.72%, 10/17/2022 (e)	20,709
	DT Auto Owner Trust,
12,166	Series 2015-2A, Class D, 4.25%, 02/15/2022 (e)	12,413
577	Series 2016-2A, Class A, 1.73%, 08/15/2019 (e)	577
5,808	Series 2016-2A, Class C, 3.67%, 01/18/2022 (e)	5,873
7,434	Series 2016-4A, Class B, 2.02%, 08/17/2020 (e)	7,433
12,831	Series 2016-4A, Class D, 3.77%, 10/17/2022 (e)	12,944
17,503	Series 2017-1A, Class C, 2.70%, 11/15/2022 (e)	17,580
20,343	Series 2017-2A, Class C, 3.03%, 01/17/2023 (e)	20,392
10,458	Series 2017-3A, Class D, 3.58%, 05/15/2023 (e)	10,501
5,826	Engs Commercial Finance Trust, Series 2016-1A, Class A2, 2.63%, 02/22/2022 (e)	5,823
	Exeter Automobile Receivables Trust,
2,569	Series 2014-2A, Class C, 3.26%, 12/16/2019 (e)	2,586
2,002	Series 2014-3A, Class B, 2.77%, 11/15/2019 (e)	2,006
6,589	Series 2015-1A, Class B, 2.84%, 03/16/2020 (e)	6,608
712	Series 2015-2A, Class A, 1.54%, 11/15/2019 (e)	712
1,949	Series 2015-3A, Class A, 2.00%, 03/16/2020 (e)	1,949

SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
5,617	Series 2016-2A, Class A, 2.21%, 07/15/2020 (e)	5,619
7,800	Series 2016-2A, Class B, 3.64%, 02/15/2022 (e)	7,896
8,037	Series 2016-3A, Class B, 2.84%, 08/16/2021 (e)	8,077
5,500	Series 2016-3A, Class C, 4.22%, 06/15/2022 (e)	5,620
1,460	Federal Express Corp. Pass-Through Trust, Series 981A, 6.72%, 01/15/2022	1,601
316	Fifth Third Auto Trust, Series 2014-3, Class A3, 0.96%, 03/15/2019	315
	First Investors Auto Owner Trust,
1,657	Series 2014-3A, Class A3, 1.67%, 11/16/2020 (e)	1,657
631	Series 2015-2A, Class A1, 1.59%, 12/16/2019 (e)	631
2,933	Series 2015-2A, Class D, 4.22%, 12/15/2021 (e)	3,003
5,593	Series 2016-1A, Class A1, 1.92%, 05/15/2020 (e)	5,597
6,528	Series 2017-1A, Class A2, 2.20%, 03/15/2022 (e)	6,548
7,127	Series 2017-1A, Class C, 2.95%, 04/17/2023 (e)	7,178
	FirstKey Lending Trust,
28,188	Series 2015-SFR1, Class A, 2.55%, 03/09/2047 (e)	28,219
11,055	Series 2015-SFR1, Class B, 3.42%, 03/09/2047 (e) (bb)	11,159
	Flagship Credit Auto Trust,
1,059	Series 2014-1, Class B, 2.55%, 02/18/2020 (e)	1,060
615	Series 2014-2, Class A, 1.43%, 12/16/2019 (e)	615
7,359	Series 2014-2, Class B, 2.84%, 11/16/2020 (e)	7,397
3,958	Series 2014-2, Class C, 3.95%, 12/15/2020 (e)	4,001
3,772	Series 2015-1, Class A, 1.63%, 06/15/2020 (e)	3,770
8,667	Series 2015-3, Class A, 2.38%, 10/15/2020 (e)	8,676
5,299	Series 2015-3, Class B, 3.68%, 03/15/2022 (e)	5,385
5,163	Series 2015-3, Class C, 4.65%, 03/15/2022 (e)	5,356
13,836	Series 2016-1, Class A, 2.77%, 12/15/2020 (e)	13,929

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

3,150	Series 2016-2, Class B, 3.84%, 09/15/2022 (e)	3,235
21,080	Series 2016-2, Class C, 6.22%, 09/15/2022 (e)	22,641
22,898	Series 2017-R, Class A, 5.61%, 05/17/2023 (e) (bb)	22,898
7,756	Ford Credit Auto Owner Trust, Series 2016-B, Class A3, 1.33%, 10/15/2020	7,738
336	GE Capital Mortgage Services, Inc. Trust, Series 1999-HE1, Class M, 6.70%, 04/25/2029 (z) (bb)	285
	GLC Trust,
772	Series 2014-A, Class A, 3.00%, 07/15/2021 (e)	771
64	Series 2014-A, Class B, 4.00%, 07/15/2021 (e) (bb)	63
	GLS Auto Receivables Trust,
5,764	Series 2015-1A, Class A, 2.25%, 12/15/2020 (e)	5,760
9,473	Series 2015-1A, Class B, 4.43%, 12/15/2020 (e)	9,542
13,409	Series 2016-1A, Class A, 2.73%, 10/15/2020 (e)	13,408
10,500	Series 2016-1A, Class C, 6.90%, 10/15/2021 (e)	10,834
	GM Financial Automobile Leasing Trust,
3,938	Series 2015-1, Class A3, 1.53%, 09/20/2018	3,938
4,191	Series 2015-1, Class A4, 1.73%, 06/20/2019	4,194
2,042	GMAT Trust, Series 2013-1A, Class A, SUB, 6.97%, 11/25/2043 (e) (bb)	2,044
1,717	GO Financial Auto Securitization Trust, Series 2015-1, Class B, 3.59%, 10/15/2020 (e)	1,717
5,638	Gold Key Resorts LLC, Series 2014-A, Class A, 3.22%, 03/17/2031 (e)	5,660
13,984	Golden Bear LLC, Series 2016-R, Class R, 5.65%, 09/20/2047 (e)	14,230
	Goodgreen Trust,
28,944	Series 2016-1A, Class A, 3.23%, 10/15/2052 (e)	29,210
7,878	Series 2017-1A, Class A, 3.74%, 10/15/2052 (e)	8,133
	Green Tree Agency Advance Funding Trust I,
8,846	Series 2016-T1, Class AT1, 2.38%, 10/15/2048 (e)	8,811
12,823	Series 2016-T1, Class BT1, 3.12%, 10/15/2048 (e) (bb)	12,760

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	27

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
	HERO Funding II, (Cayman Islands),
17,353	3.75%, 09/21/2044	16,248
14,265	Series 2016-3B, Class B, 5.24%, 09/20/2042 (e) (bb)	14,567
9,619	Series 2016-4B, Class B, 5.75%, 09/20/2047 (e)	9,733
	HERO Funding Trust,
12,270	Series 2016-3A, Class A1, 3.08%, 09/20/2042 (e)	12,323
4,380	Series 2016-4A, Class A1, 3.57%, 09/20/2047 (e)	4,507
9,125	Series 2016-4A, Class A2, 4.29%, 09/20/2047 (e)	9,673
28,570	Series 2017-1A, Class A2, 4.46%, 09/20/2047 (e)	30,085
19,454	Hero Residual Funding, (Cayman Islands), Series 2016-1R, Class A1, 4.50%, 09/21/2042 (e)	19,588
5,322	Hilton Grand Vacations Trust, Series 2017-AA, Class A, 2.66%, 12/26/2028 (e)	5,357
489	Home Equity Mortgage Loan Asset-Backed Trust, Series 2006-A, Class A3, 1.43%, 03/25/2036 (z) (bb)	458
431	HSBC Home Equity Loan Trust USA, Series 2007-3, Class APT, 2.43%, 11/20/2036 (z) (bb)	432
	Hyundai Auto Receivables Trust,
249	Series 2014-B, Class A3, 0.90%, 12/17/2018	249
5,413	Series 2015-B, Class A3, 1.12%, 11/15/2019	5,404
6,560	Series 2016-A, Class A3, 1.56%, 09/15/2020	6,560
	Kabbage Asset Securitization LLC,
75,570	Series 2017-1, Class A, 4.57%, 03/15/2022 (e)	77,157
23,690	Series 2017-1, Class B, 5.79%, 03/15/2022 (e)	24,121
	KGS-Alpha SBA COOF Trust,
56,769	Series 2012-2, Class A, IO, 0.85%, 08/25/2038 (e) (z) (bb)	1,396
13,215	Series 2012-3, Class A, IO, 1.34%, 09/25/2026 (e) (z) (bb)	212
86,655	Series 2012-4, Class A, IO, 0.97%, 09/25/2037 (e) (z) (bb)	2,542
35,833	Series 2012-6, Class A, IO, 0.58%, 05/25/2039 (e) (z) (bb)	575
42,608	Series 2013-2, Class A, IO, 1.69%, 03/25/2039 (e) (z) (bb)	1,820

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

36,482	Series 2014-1, Class A, IO, 1.32%, 10/25/2032 (e) (z)	1,319
12,747	Series 2014-2, Class A, IO, 3.00%, 04/25/2040 (e) (z) (bb)	1,065
18,560	Series 2015-2, Class A, IO, 2.58%, 07/25/2041 (e) (z)	2,009
	LendingClub Issuance Trust,
4,303	Series 2016-NP1, Class A, 3.75%, 06/15/2022 (e)	4,332
2,399	Series 2016-NP1, Class B, 6.50%, 06/15/2022 (e) (bb)	2,464
5,233	Series 2016-NP2, Class A, 3.00%, 01/17/2023 (e)	5,253
	Lendmark Funding Trust,
20,739	Series 2016-A, Class A, 4.82%, 08/21/2023 (e)	21,220
16,439	Series 2017-1A, Class A, 2.83%, 01/22/2024 (e)	16,503
	Long Beach Mortgage Loan Trust,
2,767	Series 2004-1, Class M1, 1.98%, 02/25/2034 (z) (bb)	2,757
432	Series 2004-3, Class M1, 2.09%, 07/25/2034 (z) (bb)	418
284	Series 2006-WL2, Class 2A3, 1.43%, 01/25/2036 (z) (bb)	283
	LV Tower 52 Issuer,
44,384	Series 2013-1, Class A, 5.75%, 02/15/2023 (e) (bb)	44,441
15,902	Series 2013-1, Class M, 7.75%, 02/15/2023 (e) (bb)	15,982
	Mariner Finance Issuance Trust,
18,601	Series 2017-AA, Class A, 3.62%, 02/20/2029 (e)	18,720
7,750	Series 2017-AA, Class B, 4.74%, 02/20/2029 (e) (bb)	7,861
6,500	Series 2017-AA, Class C, 6.73%, 02/20/2029 (e) (bb)	6,744
	Marlette Funding Trust,
11,049	Series 2016-1A, Class A, 3.06%, 01/17/2023 (e)	11,092
30,065	Series 2017-1A, Class A, 2.83%, 03/15/2024 (e)	30,216
7,384	Mid-State Capital Corp. Trust, Series 2006-1, Class M1, 6.08%, 10/15/2040 (e) (bb)	8,299
	Mid-State Capital Trust,
3,225	Series 2010-1, Class A, 3.50%, 12/15/2045 (e)	3,288
5,804	Series 2010-1, Class M, 5.25%, 12/15/2045 (e) (bb)	6,096

SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
6,854	Murray Hill Marketplace Trust, Series 2016-LC1, Class A, 4.19%, 11/25/2022 (e)	6,891
	Nationstar HECM Loan Trust,
2,907	Series 2016-2A, Class A, 2.24%, 06/25/2026 (e) (z)	2,926
4,766	Series 2016-3A, Class A, 2.01%, 08/25/2026 (e)	4,815
3,345	Series 2017-1A, Class M1, 2.94%, 05/25/2027 (e)	3,345
2,147	New Century Home Equity Loan Trust, Series 2003-5, Class AI6, SUB, 5.13%, 11/25/2033 (bb)	2,164
15,120	New Residential Advance Receivables Trust Advance Receivables Backed Notes, Series 2016-T2, Class AT2, 2.58%, 10/15/2049 (e)	15,059
	NRPL Trust,
11,394	Series 2015-1A, Class A1, SUB, 3.88%, 11/01/2054 (e)	11,388
12,500	Series 2015-1A, Class A2, SUB, 3.88%, 11/01/2054 (e)	12,535
30,138	Series 2015-2A, Class A1, SUB, 3.75%, 10/25/2057 (e) (bb)	30,182
7,000	Series 2015-2A, Class A2, SUB, 3.75%, 10/25/2057 (e) (bb)	6,996
4,874	NRZ Advance Receivables Trust Advance Receivables Backed, Series 2016-T1, Class AT1, 2.75%, 06/15/2049 (e)	4,845
	Ocwen Master Advance Receivables Trust,
20,536	Series 2015-T3, Class AT3, 3.21%, 11/15/2047 (e)	20,506
3,921	Series 2015-T3, Class BT3, 3.70%, 11/15/2047 (e) (bb)	3,921
3,894	Series 2015-T3, Class CT3, 4.20%, 11/15/2047 (e) (bb)	3,890
14,999	Series 2015-T3, Class DT3, 4.69%, 11/15/2047 (e) (bb)	15,004
9,662	Series 2016-T1, Class AT1, 2.52%, 08/17/2048 (e)	9,650
4,384	Series 2016-T1, Class DT1, 4.25%, 08/17/2048 (e) (bb)	4,333
	OnDeck Asset Securitization Trust II LLC,
20,847	Series 2016-1A, Class A, 4.21%, 05/17/2020 (e)	20,884
7,826	Series 2016-1A, Class B, 7.63%, 05/17/2020 (e)	8,022
	OneMain Direct Auto Receivables Trust,
7,702	Series 2016-1A, Class A, 2.04%, 01/15/2021 (e)	7,707

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

11,557	Series 2016-1A, Class C, 4.58%, 09/15/2021 (e)	11,702
	OneMain Financial Issuance Trust,
1,020	Series 2014-1A, Class A, 2.43%, 06/18/2024 (e)	1,020
3,571	Series 2014-1A, Class B, 3.24%, 06/18/2024 (e) (bb)	3,574
7,433	Series 2014-2A, Class A, 2.47%, 09/18/2024 (e)	7,444
11,466	Series 2014-2A, Class B, 3.02%, 09/18/2024 (e) (bb)	11,500
28,767	Series 2015-1A, Class A, 3.19%, 03/18/2026 (e)	29,100
10,800	Series 2015-1A, Class B, 3.85%, 03/18/2026 (e)	10,964
41,133	Series 2015-2A, Class A, 2.57%, 07/18/2025 (e)	41,171
11,620	Series 2015-2A, Class B, 3.10%, 07/18/2025 (e) (bb)	11,637
21,450	Series 2016-1A, Class A, 3.66%, 02/20/2029 (e)	21,952
12,500	Series 2016-1A, Class C, 6.00%, 02/20/2029 (e)	12,844
	Oportun Funding II LLC,
29,486	Series 2016-A, Class A, 4.70%, 03/08/2021 (e)	29,934
11,354	Series 2016-A, Class B, 6.41%, 03/08/2021 (e) (bb)	11,588
	Oportun Funding III LLC,
24,511	Series 2016-B, Class A, 3.69%, 07/08/2021 (e)	24,769
2,677	Series 2016-B, Class B, 5.16%, 07/08/2021 (e)	2,732
12,817	Oportun Funding VI LLC, Series 2017-A, Class A, 3.23%, 06/08/2023 (e)	12,974
881	PFS Tax Lien Trust, Series 2014-1, Class NOTE, 1.44%, 05/15/2029 (e) (bb)	879
	Progress Residential Trust,
26,402	Series 2015-SFR2, Class A, 2.74%, 06/12/2032 (e)	26,660
7,295	Series 2015-SFR2, Class B, 3.14%, 06/12/2032 (e) (bb)	7,385
16,110	Series 2015-SFR2, Class C, 3.44%, 06/12/2032 (e) (bb)	16,328
8,917	Series 2015-SFR2, Class E, 4.43%, 06/12/2032 (e) (bb)	9,105
32,438	Series 2015-SFR3, Class A, 3.07%, 11/12/2032 (e) (bb)	33,096
3,041	Series 2015-SFR3, Class D, 4.67%, 11/12/2032 (e) (bb)	3,185

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	29

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
4,000	Series 2015-SFR3, Class E, 5.66%, 11/12/2032 (e)	4,240
5,000	Series 2017-SFR1, Class E, 4.26%, 08/17/2034 (e)	5,049
	Prosper Marketplace Issuance Trust,
15,884	Series 2017-1A, Class A, 2.56%, 06/15/2023 (e)	15,932
21,429	Series 2017-2A, Class A, 2.41%, 09/15/2023 (e)	21,466
	Purchasing Power Funding LLC,
28,000	Series 2015-A, Class A2, 4.75%, 12/15/2019 (e)	28,097
6,816	Series 2015-A, Class B, 6.00%, 12/15/2019 (e) (bb)	6,884
8,596	Series 2016-A, 5.97%, 02/27/2019 (z) (bb)	8,596
127	RAMP Trust, Series 2006-RZ1, Class A3, 1.53%, 03/25/2036 (z) (bb)	127
	RASC Trust,
36	Series 2002-KS4, Class AIIB, 1.73%, 07/25/2032 (z) (bb)	33
42	Series 2003-KS5, Class AIIB, 1.81%, 07/25/2033 (z) (bb)	40
50	Series 2003-KS9, Class A2B, 1.87%, 11/25/2033 (z) (bb)	44
2,703	RBSHD Trust, Series 2013-1A, Class A, SUB, 7.69%, 10/25/2047 (e) (bb)	2,708
34,500	RCM Fund 1 Issuer LLC, Series 2017-1, Class A, 5.50%, 10/25/2021 (e) (bb)	34,500
96	Renaissance Home Equity Loan Trust, Series 2007-2, Class AF2, SUB, 5.68%, 06/25/2037 (bb)	48
11,207	Renew Financial Group LLC, (Cayman Islands), Series 2017-1A, Class A, 3.67%, 09/20/2052 (e)	11,453
50,704	Rice Park Financing Trust, Series 2016-A, Class A, 4.63%, 10/31/2041 (e) (bb)	50,704
7,800	Santander Drive Auto Receivables Trust, Series 2016-1, Class A3, 1.62%, 03/16/2020	7,802
595	Saxon Asset Securities Trust, Series 2003-1, Class AF6, SUB, 4.79%, 06/25/2033 (bb)	599
622	Securitized Asset-Backed Receivables LLC Trust, Series 2006-CB1, Class AF2, SUB, 3.42%, 01/25/2036 (bb)	544
1,999	Sierra Auto Receivables Securitization Trust, Series 2016-1A, Class A, 2.85%, 01/18/2022 (e)	2,005
621	Skopos Auto Receivables Trust, Series 2015-2A, Class A, 3.55%, 02/15/2020 (e)	621

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

11,298	SoFi Consumer Loan Program LLC, Series 2016-2, Class A, 3.09%, 10/27/2025 (e)	11,437
21,586	SpringCastle America Funding LLC, Series 2016-AA, Class A, 3.05%, 04/25/2029 (e)	21,740
	Springleaf Funding Trust,
38,406	Series 2015-AA, Class A, 3.16%, 11/15/2024 (e)	38,733
8,805	Series 2015-AA, Class B, 3.62%, 11/15/2024 (e)	8,963
16,735	Series 2016-AA, Class B, 3.80%, 11/15/2029 (e) (bb)	17,022
19,015	Sprint Spectrum Co. LLC, 3.36%, 09/20/2021 (e)	19,295
10,794	Spruce ABS Trust, Series 2016-E1, Class A, 4.32%, 06/15/2028 (e)	10,759
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
1,575	Series 2004-6XS, Class A5A, SUB, 6.03%, 03/25/2034 (bb)	1,583
1,260	Series 2004-6XS, Class A5B, SUB, 6.05%, 03/25/2034 (bb)	1,282
	Structured Asset Securities Corp. Pass-Through Certificates,
455	Series 2002-AL1, Class A2, 3.45%, 02/25/2032 (bb)	453
917	Series 2002-AL1, Class A3, 3.45%, 02/25/2032 (bb)	901
1,441	Tidewater Auto Receivables Trust, Series 2014-AA, Class C, 2.56%, 08/15/2019 (e)	1,443
23,536	Trafigura Securitisation Finance plc, (Ireland), Series 2014-1A, Class A, 2.18%, 10/15/2018 (e) (z) (bb)	23,532
20,268	Tricolor Auto Securitization Trust, Series 2017-1, Class A, 5.09%, 05/15/2020 (e) (bb)	20,276
	Tricon American Homes Trust,
5,241	Series 2015-SFR1, Class A, 2.48%, 05/17/2032 (e) (z)	5,277
14,468	Series 2016-SFR1, Class A, 2.59%, 11/17/2033 (e) (bb)	14,514
	Union Pacific Railroad Co. Pass-Through Trust,
145	Series 2003-1, 4.70%, 01/02/2024	154
3,260	Series 2015-1, 2.70%, 05/12/2027	3,218
6,874	United Airlines Pass-Through Trust, Series 2016-1, Class A, 3.45%, 07/07/2028	6,969

SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
2,836	United Auto Credit Securitization Trust, Series 2016-1, Class C, 3.55%, 08/15/2019 (e)	2,843
19,825	Upstart Securitization Trust, Series 2017-1, Class A, 2.64%, 06/20/2024 (e)	19,828
	US Residential Opportunity Fund III Trust,
12,508	Series 2016-1III, Class A, SUB, 3.47%, 07/27/2036 (e)	12,591
17,742	Series 2016-2III, Class A, SUB, 3.47%, 08/27/2036 (e)	17,676
2,394	Verizon Owner Trust, Series 2016-1A, Class A, 1.42%, 01/20/2021 (e)	2,387
31,900	VM DEBT LLC, Series 2017-1, Class A, 6.50%, 10/02/2024 (e) (bb)	31,900
681	VML LLC, Series 2014-NPL1, Class A1, SUB, 3.88%, 04/27/2054 (e)	680
10,932	VOLT LIII LLC, Series 2016-NP13, Class A1, SUB, 3.88%, 12/26/2046 (e) (bb)	10,984
15,565	VOLT LIV LLC, Series 2017-NPL1, Class A1, SUB, 3.62%, 02/25/2047 (e) (bb)	15,645
11,746	VOLT LIX LLC, Series 2017-NPL6, Class A1, SUB, 3.25%, 05/25/2047 (e) (bb)	11,805
12,575	VOLT LV LLC, Series 2017-NPL2, Class A1, SUB, 3.50%, 03/25/2047 (e) (bb)	12,692
19,651	VOLT LX LLC, Series 2017-NPL7, Class A1, SUB, 3.25%, 04/25/2059 (e)	19,762
14,270	VOLT LXI LLC, Series 2017-NPL8, Class A1, SUB, 3.13%, 06/25/2047 (e) (bb)	14,346
	VOLT XIX LLC,
2,473	Series 2014-NP11, Class A1, SUB, 3.88%, 04/25/2055 (e) (bb)	2,474
2,600	Series 2014-NP11, Class A2, 5.00%, 04/25/2055 (e) (bb)	2,608
6,870	VOLT XL LLC, Series 2015-NP14, Class A1, SUB, 4.37%, 11/27/2045 (e) (bb)	6,896
	VOLT XXII LLC,
5,602	Series 2015-NPL4, Class A1, SUB, 3.50%, 02/25/2055 (e) (bb)	5,622
6,160	Series 2015-NPL4, Class A2, SUB, 4.25%, 02/25/2055 (e) (bb)	6,168
8,237	VOLT XXIV LLC, Series 2015-NPL6, Class A1, SUB, 3.50%, 02/25/2055 (e) (bb)	8,281
33,963	VOLT XXV LLC, Series 2015-NPL8, Class A1, SUB, 3.50%, 06/26/2045 (e)	34,033
7,426	VOLT XXXIII LLC, Series 2015-NPL5, Class A1, SUB, 3.50%, 03/25/2055 (e) (bb)	7,454
	Westgate Resorts LLC,
1,903	Series 2015-1A, Class A, 2.75%, 05/20/2027 (e)	1,908

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

13,705	Series 2017-1A, Class A, 3.05%, 12/20/2030 (e)	13,780
	Westlake Automobile Receivables Trust,
6,900	Series 2016-2A, Class A2, 1.57%, 06/17/2019 (e)	6,901
4,000	Series 2016-3A, Class D, 3.58%, 01/18/2022 (e)	4,031
8,210	Series 2017-1A, Class C, 2.70%, 10/17/2022 (e)	8,252
8,261	Series 2017-1A, Class D, 3.46%, 10/17/2022 (e)	8,333
860	World Omni Auto Receivables Trust, Series 2013-B, Class A4, 1.32%, 01/15/2020	860

	Total Asset-Backed Securities (Cost $2,998,273)	3,030,268

Collateralized Mortgage Obligations — 11.2%
13,715	Access PT Funding Trust, Series 2016-1, 6.25%, 02/16/2021 (bb)	13,722
8,074	Ajax Mortgage Loan Trust, Series 2015-B, Class A, SUB, 3.88%, 07/25/2060 (e)	8,070
	Alternative Loan Trust,
91	Series 2002-12, Class PO, PO, 11/25/2032 (bb)	73
7,292	Series 2004-2CB, Class 1A9, 5.75%, 03/25/2034	7,268
2,076	Series 2005-1CB, Class 1A6, IF, IO, 5.87%, 03/25/2035 (z) (bb)	411
6,868	Series 2005-20CB, Class 3A8, IF, IO, 3.52%, 07/25/2035 (z) (bb)	966
7,005	Series 2005-22T1, Class A2, IF, IO, 3.84%, 06/25/2035 (z) (bb)	1,030
2,910	Series 2005-28CB, Class 1A4, 5.50%, 08/25/2035	2,700
92	Series 2005-28CB, Class 3A5, 6.00%, 08/25/2035	74
23,881	Series 2005-37T1, Class A2, IF, IO, 3.82%, 09/25/2035 (z) (bb)	3,627
3,053	Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	2,855
11,997	Series 2005-54CB, Class 1A2, IF, IO, 3.62%, 11/25/2035 (z) (bb)	1,638
39	Series 2005-54CB, Class 1A7, 5.50%, 11/25/2035	40
1,227	Series 2005-64CB, Class 1A9, 5.50%, 12/25/2035	1,204
1,879	Series 2005-J1, Class 1A4, IF, IO, 3.87%, 02/25/2035 (z) (bb)	67
155	American General Mortgage Loan Trust, Series 2006-1, Class A5, 5.75%, 12/25/2035 (e) (z)	159

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	31

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Angel Oak Mortgage Trust LLC,
2,910	Series 2015-1, Class A, SUB, 4.50%, 11/25/2045 (e)	2,907
4,533	Series 2015-1, Class M, SUB, 5.50%, 11/25/2045 (e) (bb)	4,528
	ASG Resecuritization Trust,
3,304	Series 2009-3, Class A65, 2.81%, 03/26/2037 (e) (z)	3,313
3,112	Series 2011-1, Class 2A35, 6.00%, 09/28/2036 (e)	2,586
1,690	Series 2011-1, Class 3A50, 3.54%, 11/28/2035 (e) (z)	1,686
	Banc of America Alternative Loan Trust,
53	Series 2004-6, Class 15PO, PO, 07/25/2019 (bb)	51
467	Series 2005-5, Class 1CB1, 5.50%, 06/25/2035	438
1,405	Series 2005-9, Class CBIO, IO, 5.50%, 10/25/2035 (bb)	332
	Banc of America Funding Trust,
331	Series 2004-1, Class PO, PO, 03/25/2034 (bb)	277
487	Series 2004-2, Class 1CB1, 5.75%, 09/20/2034	518
713	Series 2004-C, Class 1A1, 3.23%, 12/20/2034 (z)	714
415	Series 2005-6, Class 2A7, 5.50%, 10/25/2035	404
302	Series 2005-7, Class 30PO, PO, 11/25/2035 (bb)	250
117	Series 2005-8, Class 30PO, PO, 01/25/2036 (z) (bb)	93
740	Series 2005-E, Class 4A1, 3.27%, 03/20/2035 (z)	753
193	Series 2006-1, Class XPO, PO, 01/25/2036 (z) (bb)	152
	Banc of America Mortgage Trust,
201	Series 2003-C, Class 3A1, 3.75%, 04/25/2033 (z)	203
211	Series 2004-9, Class 3A1, 6.50%, 09/25/2032	220
1	Series 2004-9, Class 3PO, PO, 09/25/2032 (bb)	1
707	Series 2004-J, Class 3A1, 3.66%, 11/25/2034 (z)	707
	BCAP LLC Trust,
1,124	Series 2009-RR5, Class 8A1, 5.50%, 11/26/2034 (e) (z)	1,144
8,182	Series 2010-RR7, Class 2A1, 3.21%, 07/26/2045 (e) (z)	8,099
123	Series 2010-RR12, Class 2A5, 3.41%, 01/26/2036 (e) (z)	123

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

144	Series 2011-RR4, Class 6A3, 5.00%, 08/26/2037 (e) (z)	143
426	Series 2012-RR1, Class 5A1, 7.27%, 07/26/2037 (e) (z)	430
1,315	Series 2012-RR10, Class 1A1, 1.46%, 02/26/2037 (e) (z)	1,312
1,044	Bear Stearns ALT-A Trust, Series 2005-2, Class 1A1, 1.73%, 03/25/2035 (z)	1,037
	Bear Stearns ARM Trust,
1,201	Series 2003-2, Class A5, 3.02%, 11/25/2007 (e) (z)	1,213
156	Series 2003-7, Class 3A, 3.32%, 10/25/2033 (z)	156
699	Series 2004-2, Class 14A, 3.72%, 05/25/2034 (z)	709
3,841	Series 2005-5, Class A1, 3.28%, 08/25/2035 (z)	3,898
3,310	Series 2006-1, Class A1, 2.91%, 02/25/2036 (z)	3,314
206	Cendant Mortgage Capital CDMC Mortgage Pass-Through Certificates, Series 2003-8, Class 1P, PO, 10/25/2033 (bb)	194
77	Cendant Mortgage Capital LLC CDMC Mortgage Pass-Through Certificates, Series 2004-1, Class P, PO, 02/25/2034 (bb)	68
	Chase Mortgage Finance Trust,
663	Series 2007-A1, Class 1A3, 3.51%, 02/25/2037 (z)	661
1,298	Series 2007-A1, Class 2A1, 3.69%, 02/25/2037 (z)	1,309
162	Series 2007-A1, Class 7A1, 3.60%, 02/25/2037 (z)	163
900	Series 2007-A1, Class 9A1, 3.54%, 02/25/2037 (z)	896
507	Series 2007-A2, Class 1A1, 3.65%, 07/25/2037 (z)	507
857	Series 2007-A2, Class 2A1, 3.35%, 07/25/2037 (z)	869
	CHL Mortgage Pass-Through Trust,
148	Series 2002-18, Class PO, PO, 11/25/2032 (z) (bb)	134
343	Series 2004-3, Class A26, 5.50%, 04/25/2034	350
233	Series 2004-3, Class A4, 5.75%, 04/25/2034	239
1,642	Series 2004-5, Class 1A4, 5.50%, 06/25/2034	1,666
112	Series 2004-7, Class 2A1, 3.52%, 06/25/2034 (z)	110

SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
236	Series 2004-8, Class 2A1, 4.50%, 06/25/2019	239
183	Series 2004-HYB1, Class 2A, 3.22%, 05/20/2034 (z)	175
1,013	Series 2004-HYB3, Class 2A, 3.22%, 06/20/2034 (z)	980
560	Series 2004-HYB6, Class A3, 3.21%, 11/20/2034 (z)	564
24	Series 2004-J8, Class 1A2, 4.75%, 11/25/2019	24
285	Series 2005-14, Class A2, 5.50%, 07/25/2035	282
145	Series 2005-16, Class A23, 5.50%, 09/25/2035	143
2,249	Series 2005-22, Class 2A1, 3.22%, 11/25/2035 (z)	2,004
	Citicorp Mortgage Securities Trust,
77	Series 2006-1, Class 2A1, 5.00%, 02/25/2021	79
652	Series 2006-4, Class 1A2, 6.00%, 08/25/2036	660
	Citigroup Global Markets Mortgage Securities VII, Inc.,
1,440	Series 2003-HYB1, Class A, 3.24%, 09/25/2033 (z)	1,451
3	Series 2003-UP2, Class PO1, PO, 12/25/2018 (bb)	3
	Citigroup Mortgage Loan Trust,
649	Series 2009-5, Class 8A1, 6.00%, 06/25/2036 (e) (z)	652
306	Series 2009-8, Class 4A1, 6.00%, 11/25/2036 (e)	308
3,261	Series 2009-10, Class 1A1, 3.09%, 09/25/2033 (e) (z)	3,305
1,606	Series 2009-10, Class 2A1A, 7.00%, 12/25/2035 (e) (z)	1,641
798	Series 2009-11, Class 3A1, 5.75%, 05/25/2037 (e) (z)	797
119	Series 2010-3, Class 4A1, 2.91%, 02/25/2036 (e) (z)	119
3,998	Series 2015-A, Class B2, 4.50%, 06/25/2058 (e) (z)	3,963
	Citigroup Mortgage Loan Trust, Inc.,
381	Series 2003-1, Class 2A5, 5.25%, 10/25/2033	386
67	Series 2003-1, Class 2A6, PO, 10/25/2033 (bb)	62
63	Series 2003-1, Class PO2, PO, 10/25/2033 (bb)	55
57	Series 2003-1, Class PO3, PO, 09/25/2033 (bb)	53

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

68	Series 2003-UP3, Class A3, 7.00%, 09/25/2033	69
101	Series 2003-UST1, Class A1, 5.50%, 12/25/2018	101
28	Series 2003-UST1, Class PO1, PO, 12/25/2018 (bb)	28
6	Series 2003-UST1, Class PO3, PO, 12/25/2018 (bb)	6
406	Series 2004-UST1, Class A6, 3.23%, 08/25/2034 (z)	396
273	Series 2005-1, Class 2A1A, 3.07%, 02/25/2035 (z)	238
1,387	Series 2005-2, Class 2A11, 5.50%, 05/25/2035	1,418
835	Series 2005-5, Class 1A2, 4.07%, 08/25/2035 (z)	705
8,628	Conix Mortgage Asset Trust, Series 2013-1, Class A12/25/2047 (z) (d) (bb)	926
	Credit Suisse First Boston Mortgage Securities Corp.,
4	Series 1997-2, Class A, 7.50%, 06/25/2020 (e) (bb)	4
944	Series 2003-1, Class DB1, 6.71%, 02/25/2033 (z)	958
772	Series 2003-21, Class 1A4, 5.25%, 09/25/2033	791
570	Series 2003-23, Class 1P, PO, 10/25/2033 (bb)	499
52	Series 2003-23, Class 2A5, 5.00%, 10/25/2018	52
7	Series 2003-25, Class 2A1, 4.50%, 10/25/2018	7
1,077	Series 2003-27, Class 5A3, 5.25%, 11/25/2033	1,091
477	Series 2003-27, Class 5A4, 5.25%, 11/25/2033	483
469	Series 2003-AR15, Class 3A1, 3.73%, 06/25/2033 (z)	470
757	Series 2004-4, Class 2A4, 5.50%, 09/25/2034	789
376	Series 2004-5, Class 3A1, 5.25%, 08/25/2019	380
4	Series 2004-5, Class 5P, PO, 08/25/2019	4
1,272	Series 2004-8, Class 1A4, 5.50%, 12/25/2034	1,329
183	Series 2005-9, Class AP, PO, 10/25/2035 (bb)	142
2,549	Series 2005-9, Class DX, IO, 5.50%, 10/25/2035 (bb)	51
143	Series 2005-10, Class AP, PO, 11/25/2035 (bb)	97

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	33

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
13		Credit Suisse Mortgage Capital Certificates, Series 2009-3R, Class 19A3, 6.00%, 01/27/2038 (e)	13
		CSMC,
5,619		Series 2010-11R, Class A6, 2.23%, 06/28/2047 (e) (z)	5,608
1,329		Series 2010-17R, Class 1A1, 3.26%, 06/26/2036 (e) (z)	1,339
243		CVS Pass-Through Trust, 8.35%, 07/10/2031 (e)	321
		Deutsche Alt-A Securities, Inc. Mortgage Loan Trust,
364		Series 2005-1, Class 2A1, 5.72%, 02/25/2020 (z)	365
561		Series 2005-3, Class 1A1, 3.52%, 06/25/2020 (z)	540
6		Deutsche Mortgage Securities, Inc., Mortgage Loan Trust, Series 2004-1, Class 2APO, PO, 10/25/2018 (bb)	6
		FHLMC — GNMA,
117		Series 8, Class ZA, 7.00%, 03/25/2023	125
81		Series 24, Class ZE, 6.25%, 11/25/2023	88
574		Series 29, Class L, 7.50%, 04/25/2024	635
		FHLMC Reference REMIC,
4,033		Series R006, Class ZA, 6.00%, 04/15/2036	4,570
5,587		Series R007, Class ZA, 6.00%, 05/15/2036	6,314
		FHLMC REMIC,
1		Series 22, Class C, 9.50%, 04/15/2020	1
3		Series 23, Class F, 9.60%, 04/15/2020	3
—	(h)	Series 46, Class B, 7.80%, 09/15/2020	—	(h)
—	(h)	Series 47, Class F, 10.00%, 06/15/2020	—	(h)
—	(h)	Series 85, Class C, 8.60%, 01/15/2021	—	(h)
3		Series 99, Class Z, 9.50%, 01/15/2021	3
11		Series 114, Class H, 6.95%, 01/15/2021	12
—	(h)	Series 204, Class E, HB, IF, 1,644.59%, 05/15/2023 (z)	1
—	(h)	Series 1045, Class G, HB, 1,066.21%, 02/15/2021	—	(h)
3		Series 1065, Class J, 9.00%, 04/15/2021	3
1		Series 1079, Class S, HB, IF, 29.83%, 05/15/2021 (z)	1
2		Series 1084, Class F, 2.18%, 05/15/2021 (z)	2
1		Series 1084, Class S, HB, IF, 39.71%, 05/15/2021 (z)	1
3		Series 1116, Class I, 5.50%, 08/15/2021	3
18		Series 1144, Class KB, 8.50%, 09/15/2021	20

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

—	(h)	Series 1172, Class L, HB, 1,181.25%, 11/15/2021 (z)	—	(h)
—	(h)	Series 1196, Class B, HB, IF, 1,104.54%, 01/15/2022 (z)	1
8		Series 1206, Class IA, 7.00%, 03/15/2022	9
10		Series 1250, Class J, 7.00%, 05/15/2022	10
36		Series 1343, Class LA, 8.00%, 08/15/2022	39
14		Series 1343, Class LB, 7.50%, 08/15/2022	16
24		Series 1370, Class JA, 2.38%, 09/15/2022 (z)	25
23		Series 1455, Class WB, IF, 4.06%, 12/15/2022 (z)	24
224		Series 1466, Class PZ, 7.50%, 02/15/2023	247
3		Series 1470, Class F, 1.66%, 02/15/2023 (z)	3
38		Series 1491, Class I, 7.50%, 04/15/2023	42
124		Series 1498, Class I, 2.38%, 04/15/2023 (z)	127
193		Series 1502, Class PX, 7.00%, 04/15/2023	211
20		Series 1505, Class Q, 7.00%, 05/15/2023	22
85		Series 1518, Class G, IF, 7.84%, 05/15/2023 (z)	96
17		Series 1541, Class M, HB, IF, 24.89%, 07/15/2023 (z)	23
79		Series 1541, Class O, 1.57%, 07/15/2023 (z)	79
5		Series 1570, Class F, 2.16%, 08/15/2023 (z)	5
158		Series 1573, Class PZ, 7.00%, 09/15/2023	172
89		Series 1591, Class PV, 6.25%, 10/15/2023	97
46		Series 1602, Class SA, IF, 18.76%, 10/15/2023 (z)	65
529		Series 1608, Class L, 6.50%, 09/15/2023	586
217		Series 1642, Class PJ, 6.00%, 11/15/2023	233
78		Series 1658, Class GZ, 7.00%, 01/15/2024	85
14		Series 1671, Class L, 7.00%, 02/15/2024	17
19		Series 1671, Class QC, IF, 10.00%, 02/15/2024 (z)	25
9		Series 1686, Class SH, IF, 16.48%, 02/15/2024 (z)	12
72		Series 1695, Class EB, 7.00%, 03/15/2024	79
14		Series 1699, Class FC, 1.83%, 03/15/2024 (z)	14

SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
83	Series 1700, Class GA, PO, 02/15/2024	80
379	Series 1706, Class K, 7.00%, 03/15/2024	417
7	Series 1709, Class FA, 1.42%, 03/15/2024 (z)	7
254	Series 1720, Class PL, 7.50%, 04/15/2024	280
233	Series 1737, Class L, 6.00%, 06/15/2024	262
57	Series 1745, Class D, 7.50%, 08/15/2024	64
192	Series 1798, Class F, 5.00%, 05/15/2023	203
3	Series 1807, Class G, 9.00%, 10/15/2020	3
35	Series 1829, Class ZB, 6.50%, 03/15/2026	38
243	Series 1863, Class Z, 6.50%, 07/15/2026	269
52	Series 1865, Class D, PO, 02/15/2024	47
35	Series 1890, Class H, 7.50%, 09/15/2026	40
106	Series 1899, Class ZE, 8.00%, 09/15/2026	124
237	Series 1927, Class PH, 7.50%, 01/15/2027	273
173	Series 1927, Class ZA, 6.50%, 01/15/2027	192
7	Series 1935, Class FL, 1.93%, 02/15/2027 (z)	7
87	Series 1963, Class Z, 7.50%, 01/15/2027	101
10	Series 1970, Class PG, 7.25%, 07/15/2027	12
212	Series 1981, Class Z, 6.00%, 05/15/2027	232
123	Series 1983, Class Z, 6.50%, 12/15/2023	134
87	Series 1987, Class PE, 7.50%, 09/15/2027	101
122	Series 2019, Class Z, 6.50%, 12/15/2027	137
392	Series 2033, Class J, 5.60%, 06/15/2023	418
47	Series 2033, Class SN, HB, IF, 28.48%, 03/15/2024 (z)	18
144	Series 2038, Class PN, IO, 7.00%, 03/15/2028	28
449	Series 2040, Class PE, 7.50%, 03/15/2028	520
151	Series 2054, Class PV, 7.50%, 05/15/2028	175
4	Series 2056, Class TD, 6.50%, 05/15/2018	4
224	Series 2063, Class PG, 6.50%, 06/15/2028	251
27	Series 2064, Class TE, 7.00%, 06/15/2028	31
93	Series 2070, Class C, 6.00%, 07/15/2028	103
446	Series 2075, Class PH, 6.50%, 08/15/2028	501

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

477	Series 2075, Class PM, 6.25%, 08/15/2028	525
83	Series 2086, Class GB, 6.00%, 09/15/2028	93
175	Series 2089, Class PJ, IO, 7.00%, 10/15/2028	21
381	Series 2095, Class PE, 6.00%, 11/15/2028	425
768	Series 2106, Class ZD, 6.00%, 12/15/2028	855
1,038	Series 2110, Class PG, 6.00%, 01/15/2029	1,175
220	Series 2125, Class JZ, 6.00%, 02/15/2029	242
1,171	Series 2126, Class CB, 6.25%, 02/15/2029	1,304
30	Series 2132, Class SB, HB, IF, 25.21%, 03/15/2029 (z)	49
6	Series 2134, Class PI, IO, 6.50%, 03/15/2019	—	(h)
16	Series 2141, Class IO, IO, 7.00%, 04/15/2029	2
74	Series 2163, Class PC, IO, 7.50%, 06/15/2029	9
926	Series 2169, Class TB, 7.00%, 06/15/2029	1,057
451	Series 2172, Class QC, 7.00%, 07/15/2029	521
252	Series 2176, Class OJ, 7.00%, 08/15/2029	289
1	Series 2196, Class TL, 7.50%, 11/15/2029	1
213	Series 2201, Class C, 8.00%, 11/15/2029	246
10	Series 2204, Class GB, 8.00%, 12/20/2029 (z) (bb)	10
450	Series 2208, Class PG, 7.00%, 01/15/2030	522
127	Series 2209, Class TC, 8.00%, 01/15/2030	151
436	Series 2210, Class Z, 8.00%, 01/15/2030	521
84	Series 2224, Class CB, 8.00%, 03/15/2030	100
129	Series 2230, Class Z, 8.00%, 04/15/2030	154
89	Series 2234, Class PZ, 7.50%, 05/15/2030	106
95	Series 2247, Class Z, 7.50%, 08/15/2030	108
257	Series 2256, Class MC, 7.25%, 09/15/2030	302
304	Series 2259, Class ZM, 7.00%, 10/15/2030	353
7	Series 2261, Class ZY, 7.50%, 10/15/2030	8

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	35

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
28	Series 2262, Class Z, 7.50%, 10/15/2030	33
330	Series 2271, Class PC, 7.25%, 12/15/2030	384
231	Series 2283, Class K, 6.50%, 12/15/2023	251
173	Series 2296, Class PD, 7.00%, 03/15/2031	200
55	Series 2306, Class K, PO, 05/15/2024	52
131	Series 2306, Class SE, IF, IO, 8.33%, 05/15/2024 (z)	24
83	Series 2313, Class LA, 6.50%, 05/15/2031	95
184	Series 2325, Class PM, 7.00%, 06/15/2031	213
352	Series 2332, Class ZH, 7.00%, 07/15/2031	408
94	Series 2333, Class HC, 6.00%, 07/15/2031	106
2,171	Series 2344, Class ZD, 6.50%, 08/15/2031	2,536
204	Series 2344, Class ZJ, 6.50%, 08/15/2031	226
172	Series 2345, Class NE, 6.50%, 08/15/2031	196
25	Series 2347, Class VP, 6.50%, 03/15/2020	26
184	Series 2351, Class PZ, 6.50%, 08/15/2031	206
374	Series 2359, Class ZB, 8.50%, 06/15/2031	436
204	Series 2367, Class ME, 6.50%, 10/15/2031	226
182	Series 2388, Class FB, 1.83%, 01/15/2029 (z)	185
224	Series 2399, Class OH, 6.50%, 01/15/2032	257
330	Series 2399, Class TH, 6.50%, 01/15/2032	379
412	Series 2410, Class NG, 6.50%, 02/15/2032	472
235	Series 2410, Class OE, 6.38%, 02/15/2032	258
438	Series 2410, Class QS, IF, 16.31%, 02/15/2032 (z)	662
176	Series 2410, Class QX, IF, IO, 7.42%, 02/15/2032 (z)	47
470	Series 2412, Class SP, IF, 13.65%, 02/15/2032 (z)	609
1,069	Series 2418, Class FO, 2.13%, 02/15/2032 (z)	1,092
378	Series 2420, Class XK, 6.50%, 02/15/2032	433

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

343	Series 2423, Class MC, 7.00%, 03/15/2032	398
417	Series 2423, Class MT, 7.00%, 03/15/2032	486
500	Series 2423, Class TB, 6.50%, 03/15/2032	557
541	Series 2430, Class WF, 6.50%, 03/15/2032	619
767	Series 2434, Class TC, 7.00%, 04/15/2032	884
1,227	Series 2434, Class ZA, 6.50%, 04/15/2032	1,376
825	Series 2435, Class CJ, 6.50%, 04/15/2032	945
251	Series 2436, Class MC, 7.00%, 04/15/2032	286
133	Series 2441, Class GF, 6.50%, 04/15/2032	153
349	Series 2444, Class ES, IF, IO, 6.72%, 03/15/2032 (z)	84
332	Series 2450, Class GZ, 7.00%, 05/15/2032	391
228	Series 2450, Class SW, IF, IO, 6.77%, 03/15/2032 (z)	50
459	Series 2455, Class GK, 6.50%, 05/15/2032	526
393	Series 2458, Class ZM, 6.50%, 06/15/2032	440
299	Series 2466, Class DH, 6.50%, 06/15/2032	334
497	Series 2466, Class PH, 6.50%, 06/15/2032	570
368	Series 2474, Class NR, 6.50%, 07/15/2032	409
837	Series 2475, Class S, IF, IO, 6.77%, 02/15/2032 (z)	196
584	Series 2484, Class LZ, 6.50%, 07/15/2032	660
574	Series 2500, Class MC, 6.00%, 09/15/2032	653
4	Series 2508, Class AQ, 5.50%, 10/15/2017	4
643	Series 2512, Class PG, 5.50%, 10/15/2022	681
211	Series 2535, Class BK, 5.50%, 12/15/2022	223
27	Series 2537, Class TE, 5.50%, 12/15/2017	27
13	Series 2543, Class LX, 5.00%, 12/15/2017	13

SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
996	Series 2543, Class YX, 6.00%, 12/15/2032	1,117
585	Series 2544, Class HC, 6.00%, 12/15/2032	661
26	Series 2549, Class ZG, 5.00%, 01/15/2018	26
708	Series 2552, Class ME, 6.00%, 01/15/2033	810
494	Series 2567, Class QD, 6.00%, 02/15/2033	566
568	Series 2571, Class FY, 1.98%, 12/15/2032 (z)	574
68	Series 2571, Class SK, HB, IF, 29.21%, 09/15/2023 (z)	105
335	Series 2571, Class SY, IF, 15.66%, 12/15/2032 (z)	458
2,478	Series 2575, Class ME, 6.00%, 02/15/2033	2,792
1,270	Series 2586, Class HD, 5.50%, 03/15/2023	1,399
283	Series 2586, Class WI, IO, 6.50%, 03/15/2033	53
1,273	Series 2595, Class HC, 5.50%, 04/15/2023	1,405
435	Series 2596, Class QG, 6.00%, 03/15/2033	471
30	Series 2611, Class UH, 4.50%, 05/15/2018	30
43	Series 2626, Class NS, IF, IO, 5.32%, 06/15/2023 (z)	1
958	Series 2631, Class SA, IF, 12.60%, 06/15/2033 (z)	1,251
266	Series 2636, Class Z, 4.50%, 06/15/2018	268
40	Series 2637, Class SA, IF, IO, 4.87%, 06/15/2018 (z)	1
105	Series 2638, Class DS, IF, 7.37%, 07/15/2023 (z)	114
4	Series 2642, Class SL, IF, 6.18%, 07/15/2033 (z)	5
11	Series 2650, Class PO, PO, 12/15/2032	11
143	Series 2650, Class SO, PO, 12/15/2032	141
271	Series 2651, Class VZ, 4.50%, 07/15/2018	273
7,719	Series 2653, Class PZ, 5.00%, 07/15/2033	8,613
289	Series 2671, Class S, IF, 12.51%, 09/15/2033 (z)	372
268	Series 2692, Class SC, IF, 10.83%, 07/15/2033 (z)	333

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

2,502	Series 2709, Class PG, 5.00%, 11/15/2023	2,654
633	Series 2710, Class HB, 5.50%, 11/15/2023	672
256	Series 2720, Class PC, 5.00%, 12/15/2023	271
2,201	Series 2722, Class PF, 1.83%, 12/15/2033 (z)	2,214
8,016	Series 2733, Class SB, IF, 6.91%, 10/15/2033 (z)	8,877
114	Series 2744, Class PE, 5.50%, 02/15/2034	119
155	Series 2748, Class KO, PO, 10/15/2023	153
177	Series 2758, Class AO, PO, 03/15/2019	174
138	Series 2780, Class SY, IF, 13.80%, 11/15/2033 (z)	189
2,074	Series 2802, Class OH, 6.00%, 05/15/2034	2,273
73	Series 2835, Class QO, PO, 12/15/2032	64
5	Series 2840, Class JO, PO, 06/15/2023	5
719	Series 2903, Class Z, 5.00%, 12/15/2024	772
560	Series 2929, Class MS, HB, IF, 22.76%, 02/15/2035 (z)	793
1,118	Series 2934, Class EC, PO, 02/15/2020	1,087
333	Series 2934, Class HI, IO, 5.00%, 02/15/2020	15
189	Series 2934, Class KI, IO, 5.00%, 02/15/2020	8
48	Series 2945, Class SA, IF, 10.09%, 03/15/2020 (z)	49
212	Series 2967, Class S, HB, IF, 27.08%, 04/15/2025 (z)	293
9,187	Series 2968, Class EH, 6.00%, 04/15/2035	10,637
761	Series 2981, Class FA, 1.63%, 05/15/2035 (z)	763
842	Series 2988, Class AF, 1.53%, 06/15/2035 (z)	841
6	Series 2989, Class PO, PO, 06/15/2023	6
428	Series 2990, Class GO, PO, 02/15/2035	394
764	Series 2990, Class SL, HB, IF, 20.00%, 06/15/2034 (z)	991
34	Series 2990, Class WP, IF, 13.86%, 06/15/2035 (z)	42
76	Series 3014, Class OD, PO, 08/15/2035	71
120	Series 3022, Class SX, IF, 13.81%, 08/15/2025 (z)	144
343	Series 3029, Class SO, PO, 09/15/2035	318
244	Series 3051, Class DP, HB, IF, 22.63%, 10/15/2025 (z)	338

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	37

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
419	Series 3064, Class SG, IF, 15.91%, 11/15/2035 (z)	607
5	Series 3068, Class AO, PO, 01/15/2035	5
709	Series 3077, Class TO, PO, 04/15/2035	657
742	Series 3085, Class WF, 2.03%, 08/15/2035 (z)	757
1,653	Series 3101, Class UZ, 6.00%, 01/15/2036	1,874
126	Series 3102, Class HS, HB, IF, 20.07%, 01/15/2036 (z)	188
1,384	Series 3117, Class AO, PO, 02/15/2036	1,251
361	Series 3117, Class EO, PO, 02/15/2036	321
458	Series 3117, Class OG, PO, 02/15/2036	418
313	Series 3117, Class OK, PO, 02/15/2036	266
843	Series 3122, Class OH, PO, 03/15/2036	768
789	Series 3122, Class OP, PO, 03/15/2036	713
19	Series 3122, Class ZB, 6.00%, 03/15/2036	30
91	Series 3134, Class PO, PO, 03/15/2036	83
1,110	Series 3137, Class XP, 6.00%, 04/15/2036	1,263
480	Series 3138, Class PO, PO, 04/15/2036	435
1,597	Series 3147, Class PO, PO, 04/15/2036	1,442
124	Series 3149, Class SO, PO, 05/15/2036	102
431	Series 3151, Class PO, PO, 05/15/2036	404
674	Series 3153, Class EO, PO, 05/15/2036	586
271	Series 3164, Class MG, 6.00%, 06/15/2036	303
1,521	Series 3171, Class MO, PO, 06/15/2036	1,416
311	Series 3179, Class OA, PO, 07/15/2036	281
1,469	Series 3181, Class AZ, 6.50%, 07/15/2036	1,662
123	Series 3194, Class SA, IF, IO, 5.87%, 07/15/2036 (z)	14
994	Series 3195, Class PD, 6.50%, 07/15/2036	1,114
2,101	Series 3200, Class AY, 5.50%, 08/15/2036	2,322
464	Series 3200, Class PO, PO, 08/15/2036	413
7,072	Series 3202, Class HI, IF, IO, 5.42%, 08/15/2036 (z)	1,271
272	Series 3213, Class OA, PO, 09/15/2036	254
203	Series 3218, Class AO, PO, 09/15/2036	163
898	Series 3219, Class DI, IO, 6.00%, 04/15/2036	182
529	Series 3225, Class EO, PO, 10/15/2036	473
639	Series 3232, Class ST, IF, IO, 5.47%, 10/15/2036 (z)	91

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

136	Series 3233, Class OP, PO, 05/15/2036	124
438	Series 3253, Class PO, PO, 12/15/2021	433
267	Series 3256, Class PO, PO, 12/15/2036	233
470	Series 3260, Class CS, IF, IO, 4.91%, 01/15/2037 (z)	70
263	Series 3261, Class OA, PO, 01/15/2037	232
760	Series 3274, Class B, 6.00%, 02/15/2037	811
86	Series 3274, Class JO, PO, 02/15/2037	79
539	Series 3275, Class FL, 1.67%, 02/15/2037 (z)	540
2,797	Series 3284, Class CB, 5.00%, 03/15/2022	2,874
153	Series 3286, Class PO, PO, 03/15/2037	147
725	Series 3290, Class SB, IF, IO, 5.22%, 03/15/2037 (z)	96
789	Series 3302, Class UT, 6.00%, 04/15/2037	892
562	Series 3305, Class MG, IF, 3.45%, 07/15/2034 (z)	590
1,319	Series 3315, Class HZ, 6.00%, 05/15/2037	1,372
535	Series 3316, Class PO, PO, 05/15/2037	497
25	Series 3318, Class AO, PO, 05/15/2037	23
75	Series 3326, Class JO, PO, 06/15/2037	71
171	Series 3329, Class JD, 6.00%, 06/15/2036	172
297	Series 3331, Class PO, PO, 06/15/2037	272
606	Series 3344, Class SL, IF, IO, 5.37%, 07/15/2037 (z)	95
393	Series 3365, Class PO, PO, 09/15/2037	366
205	Series 3371, Class FA, 1.83%, 09/15/2037 (z)	207
344	Series 3373, Class TO, PO, 04/15/2037	319
2,036	Series 3383, Class SA, IF, IO, 5.22%, 11/15/2037 (z)	293
3,289	Series 3387, Class SA, IF, IO, 5.19%, 11/15/2037 (z)	455
1,343	Series 3393, Class JO, PO, 09/15/2032	1,217
3,979	Series 3404, Class SC, IF, IO, 4.77%, 01/15/2038 (z)	721
164	Series 3422, Class SE, IF, 14.38%, 02/15/2038 (z)	204
3,547	Series 3423, Class PB, 5.50%, 03/15/2038	3,970
1,524	Series 3424, Class PI, IF, IO, 5.57%, 04/15/2038 (z)	274
250	Series 3443, Class SY, IF, 9.00%, 03/15/2037 (z)	309
886	Series 3453, Class B, 5.50%, 05/15/2038	957

SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
1,716	Series 3455, Class SE, IF, IO, 4.97%, 06/15/2038 (z)	224
221	Series 3461, Class LZ, 6.00%, 06/15/2038	249
4,632	Series 3461, Class Z, 6.00%, 06/15/2038	5,149
3,036	Series 3481, Class SJ, IF, IO, 4.62%, 08/15/2038 (z)	475
2,323	Series 3501, Class CB, 5.50%, 01/15/2039	2,602
725	Series 3510, Class OD, PO, 02/15/2037	660
1,171	Series 3511, Class SA, IF, IO, 4.77%, 02/15/2039 (z)	187
279	Series 3523, Class SD, IF, 16.29%, 06/15/2036 (z)	383
1,541	Series 3531, Class SA, IF, IO, 5.07%, 05/15/2039 (z)	152
673	Series 3531, Class SM, IF, IO, 4.87%, 05/15/2039 (z)	58
1,089	Series 3546, Class A, 2.86%, 02/15/2039 (z)	1,122
684	Series 3549, Class FA, 2.43%, 07/15/2039 (z)	699
903	Series 3607, Class AO, PO, 04/15/2036	799
1,654	Series 3607, Class BO, PO, 04/15/2036	1,517
2,404	Series 3607, Class OP, PO, 07/15/2037	2,068
2,964	Series 3607, Class PO, PO, 05/15/2037	2,556
1,378	Series 3607, Class TO, PO, 10/15/2039	1,178
1,568	Series 3608, Class SC, IF, IO, 5.02%, 12/15/2039 (z)	275
1,443	Series 3611, Class PO, PO, 07/15/2034	1,277
1,794	Series 3614, Class QB, 4.00%, 12/15/2024	1,917
1,381	Series 3621, Class BO, PO, 01/15/2040	1,238
4,125	Series 3632, Class BS, IF, 13.41%, 02/15/2040 (z)	5,646
750	Series 3645, Class KZ, 5.50%, 08/15/2036	808
6,098	Series 3654, Class DC, 5.00%, 04/15/2030	6,959
2,328	Series 3659, Class VE, 5.00%, 03/15/2026	2,441
8,363	Series 3680, Class MA, 4.50%, 07/15/2039	8,956
6,278	Series 3684, Class CY, 4.50%, 06/15/2025	6,852
756	Series 3688, Class CU, 6.78%, 11/15/2021 (z)	780
9,045	Series 3688, Class GT, 7.29%, 11/15/2046 (z)	10,623

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

18,785	Series 3704, Class CT, 7.00%, 12/15/2036	22,015
7,818	Series 3704, Class DT, 7.50%, 11/15/2036	9,222
6,460	Series 3704, Class ET, 7.50%, 12/15/2036	7,789
3,340	Series 3710, Class FL, 1.73%, 05/15/2036 (z)	3,353
6,429	Series 3740, Class SB, IF, IO, 4.77%, 10/15/2040 (z)	941
4,828	Series 3740, Class SC, IF, IO, 4.77%, 10/15/2040 (z)	663
3,985	Series 3747, Class HI, IO, 4.50%, 07/15/2037	85
3,925	Series 3759, Class HI, IO, 4.00%, 08/15/2037	138
2,331	Series 3760, Class GI, IO, 4.00%, 10/15/2037	59
1,300	Series 3760, Class NI, IO, 4.00%, 10/15/2037	22
1,893	Series 3779, Class IH, IO, 4.00%, 11/15/2034	32
6,000	Series 3793, Class AB, 3.50%, 01/15/2026	6,372
4,054	Series 3795, Class EI, IO, 5.00%, 10/15/2039	544
1,913	Series 3800, Class AI, IO, 4.00%, 11/15/2029	123
1,072	Series 3801, Class GB, 4.50%, 11/15/2040	1,091
17,015	Series 3802, Class LS, IF, IO, 1.80%, 01/15/2040 (z)	958
8,752	Series 3819, Class ZQ, 6.00%, 04/15/2036	9,902
3,399	Series 3852, Class QN, IF, 5.50%, 05/15/2041 (z)	3,593
9,979	Series 3852, Class TP, IF, 5.50%, 05/15/2041 (z)	11,094
10,071	Series 3860, Class PZ, 5.00%, 05/15/2041	11,988
1,339	Series 3895, Class WA, 5.69%, 10/15/2038 (z)	1,489
3,399	Series 3920, Class LP, 5.00%, 01/15/2034	3,721
7,686	Series 3957, Class B, 4.00%, 11/15/2041	8,165
2,111	Series 3966, Class BF, 1.73%, 10/15/2040 (z)	2,123
4,212	Series 3966, Class NA, 4.00%, 12/15/2041	4,535

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	39

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
6,624	Series 3998, Class GF, 1.68%, 05/15/2036 (z)	6,649
9,573	Series 4012, Class FN, 1.73%, 03/15/2042 (z)	9,625
3,999	Series 4032, Class TO, PO, 07/15/2037	3,673
9,030	Series 4048, Class FB, 1.63%, 10/15/2041 (z)	9,068
14,039	Series 4048, Class FJ, 1.63%, 07/15/2037 (z)	14,049
1,718	Series 4073, Class MF, 1.68%, 08/15/2039 (z)	1,722
4,603	Series 4077, Class FB, 1.73%, 07/15/2042 (z)	4,616
6,220	Series 4087, Class FA, 1.68%, 05/15/2039 (z)	6,202
5,335	Series 4095, Class FB, 1.63%, 04/15/2039 (z)	5,350
1,794	Series 4217, Class KY, 3.00%, 06/15/2043	1,795
6,245	Series 4219, Class JA, 3.50%, 08/15/2039	6,506
4,297	Series 4238, Class WY, 3.00%, 08/15/2033	4,369
5,388	Series 4257, Class DZ, 2.50%, 10/15/2043	4,979
16,423	Series 4374, Class NC, SUB, 3.75%, 02/15/2046	16,958
	FHLMC STRIPS,
1	Series 134, Class B, IO, 9.00%, 04/01/2022	—	(h)
774	Series 197, Class PO, PO, 04/01/2028	709
1,637	Series 233, Class 11, IO, 5.00%, 09/15/2035	310
1,364	Series 233, Class 12, IO, 5.00%, 09/15/2035	264
2,556	Series 233, Class 13, IO, 5.00%, 09/15/2035	466
4,724	Series 239, Class S30, IF, IO, 6.47%, 08/15/2036 (z)	965
323	Series 243, Class 16, IO, 4.50%, 11/15/2020	9
232	Series 243, Class 17, IO, 4.50%, 12/15/2020	7
51,354	Series 262, Class 35, 3.50%, 07/15/2042	53,754
24,817	Series 264, Class F1, 1.78%, 07/15/2042 (z)	25,042
10,293	Series 270, Class F1, 1.73%, 08/15/2042 (z)	10,356
5,531	Series 299, Class 300, 3.00%, 01/15/2043	5,549
10,665	Series 310, Class PO, PO, 09/15/2043	8,664

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	FHLMC, Structured Pass-Through Securities Certificates,
606	Series T-41, Class 3A, 5.70%, 07/25/2032 (z)	661
2,488	Series T-42, Class A5, 7.50%, 02/25/2042	2,913
1,826	Series T-48, Class 1A, 5.04%, 07/25/2033 (z)	2,019
410	Series T-51, Class 2A, 7.50%, 08/25/2042 (z)	503
2,456	Series T-54, Class 2A, 6.50%, 02/25/2043	2,919
817	Series T-54, Class 3A, 7.00%, 02/25/2043	965
5,790	Series T-56, Class A5, 5.23%, 05/25/2043	6,582
609	Series T-57, Class 1A3, 7.50%, 07/25/2043	739
235	Series T-57, Class 1AP, PO, 07/25/2043	206
3,296	Series T-58, Class 4A, 7.50%, 09/25/2043	4,001
268	Series T-58, Class APO, PO, 09/25/2043	226
3,398	Series T-59, Class 1A2, 7.00%, 10/25/2043	4,129
307	Series T-59, Class 1AP, PO, 10/25/2043	254
5,592	Series T-62, Class 1A1, 2.09%, 10/25/2044 (z)	5,684
15,281	Series T-76, Class 2A, 1.98%, 10/25/2037 (z)	15,822
	First Horizon Alternative Mortgage Securities Trust,
1,134	Series 2005-FA8, Class 1A19, 5.50%, 11/25/2035	1,013
9,293	Series 2007-FA4, Class 1A2, IF, IO, 4.42%, 08/25/2037 (z) (bb)	1,932
	First Horizon Mortgage Pass-Through Trust,
255	Series 2004-AR7, Class 2A2, 3.19%, 02/25/2035 (z)	256
1,420	Series 2005-AR1, Class 2A2, 3.17%, 04/25/2035 (z)	1,447
	FNMA Grantor Trust,
898	Series 1999-T2, Class A1, 7.50%, 01/19/2039 (z)	1,005
1,322	Series 2001-T3, Class A1, 7.50%, 11/25/2040	1,550
1,363	Series 2002-T16, Class A2, 7.00%, 07/25/2042	1,609
373	Series 2004-T1, Class 1A2, 6.50%, 01/25/2044	431
2,645	Series 2004-T2, Class 1A4, 7.50%, 11/25/2043	3,117
1,570	Series 2004-T2, Class 2A, 3.69%, 07/25/2043 (z)	1,662
3,581	Series 2004-T3, Class 1A2, 6.50%, 02/25/2044	4,161

SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
1,510		Series 2004-T3, Class 1A3, 7.00%, 02/25/2044	1,780
330		Series 2004-T3, Class PT1, 10.11%, 01/25/2044 (z)	396
		FNMA REMIC,
—	(h)	Series 1988-7, Class Z, 9.25%, 04/25/2018	—	(h)
8		Series 1989-70, Class G, 8.00%, 10/25/2019	8
4		Series 1989-78, Class H, 9.40%, 11/25/2019	4
5		Series 1989-83, Class H, 8.50%, 11/25/2019	5
3		Series 1989-89, Class H, 9.00%, 11/25/2019	3
3		Series 1990-1, Class D, 8.80%, 01/25/2020	3
1		Series 1990-7, Class B, 8.50%, 01/25/2020	1
1		Series 1990-60, Class K, 5.50%, 06/25/2020	1
2		Series 1990-63, Class H, 9.50%, 06/25/2020	2
1		Series 1990-93, Class G, 5.50%, 08/25/2020	1
—	(h)	Series 1990-94, Class H, HB, 505.00%, 08/25/2020	—	(h)
—	(h)	Series 1990-95, Class J, HB, 1,118.04%, 08/25/2020	—	(h)
19		Series 1990-102, Class J, 6.50%, 08/25/2020	20
10		Series 1990-120, Class H, 9.00%, 10/25/2020	10
2		Series 1990-134, Class SC, IF, 19.75%, 11/25/2020 (z)	2
—	(h)	Series 1990-140, Class K, HB, 652.15%, 12/25/2020	1
—	(h)	Series 1991-7, Class K, HB, 908.50%, 02/25/2021	—	(h)
3		Series 1991-24, Class Z, 5.00%, 03/25/2021	3
2		Series 1991-42, Class S, IF, 15.52%, 05/25/2021 (z)	3
1		Series 1992-101, Class J, 7.50%, 06/25/2022	1
145		Series 1992-117, Class MA, 8.00%, 07/25/2022	160
21		Series 1992-136, Class PK, 6.00%, 08/25/2022	22
15		Series 1992-143, Class MA, 5.50%, 09/25/2022	16

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

160	Series 1992-150, Class M, 8.00%, 09/25/2022	176
53	Series 1992-163, Class M, 7.75%, 09/25/2022	58
73	Series 1992-188, Class PZ, 7.50%, 10/25/2022	80
35	Series 1993-21, Class KA, 7.70%, 03/25/2023	39
84	Series 1993-25, Class J, 7.50%, 03/25/2023	93
13	Series 1993-27, Class SA, IF, 15.50%, 02/25/2023 (z)	18
211	Series 1993-37, Class PX, 7.00%, 03/25/2023	228
74	Series 1993-54, Class Z, 7.00%, 04/25/2023	80
816	Series 1993-56, Class PZ, 7.00%, 05/25/2023	890
35	Series 1993-62, Class SA, IF, 19.00%, 04/25/2023 (z)	46
420	Series 1993-99, Class Z, 7.00%, 07/25/2023	460
20	Series 1993-122, Class M, 6.50%, 07/25/2023	21
409	Series 1993-136, Class ZB, 6.79%, 07/25/2023 (z)	446
669	Series 1993-141, Class Z, 7.00%, 08/25/2023	730
20	Series 1993-165, Class SD, IF, 13.46%, 09/25/2023 (z)	24
25	Series 1993-165, Class SK, IF, 12.50%, 09/25/2023 (z)	28
35	Series 1993-178, Class PK, 6.50%, 09/25/2023	39
17	Series 1993-179, Class SB, HB, IF, 26.88%, 10/25/2023 (z)	24
11	Series 1993-179, Class SC, IF, 10.50%, 10/25/2023 (z)	14
523	Series 1993-183, Class KA, 6.50%, 10/25/2023	580
226	Series 1993-189, Class PL, 6.50%, 10/25/2023	246
32	Series 1993-205, Class H, PO, 09/25/2023	30
53	Series 1993-225, Class UB, 6.50%, 12/25/2023	58
15	Series 1993-230, Class FA, 1.83%, 12/25/2023 (z)	15
44	Series 1993-247, Class FE, 2.23%, 12/25/2023 (z)	44
53	Series 1993-247, Class SA, HB, IF, 28.10%, 12/25/2023 (z)	78

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	41

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
20	Series 1993-247, Class SU, IF, 12.29%, 12/25/2023 (z)	25
4	Series 1994-9, Class E, PO, 11/25/2023	3
177	Series 1994-37, Class L, 6.50%, 03/25/2024	193
962	Series 1994-40, Class Z, 6.50%, 03/25/2024	1,050
1,455	Series 1994-62, Class PK, 7.00%, 04/25/2024	1,588
631	Series 1994-63, Class PK, 7.00%, 04/25/2024	701
33	Series 1995-2, Class Z, 8.50%, 01/25/2025	35
199	Series 1995-19, Class Z, 6.50%, 11/25/2023	220
342	Series 1996-14, Class SE, IF, IO, 8.48%, 08/25/2023 (z)	59
356	Series 1996-48, Class Z, 7.00%, 11/25/2026	395
29	Series 1996-59, Class J, 6.50%, 08/25/2022	31
60	Series 1997-20, Class IB, IO, 1.84%, 03/25/2027 (z)	2
184	Series 1997-20, Class IO, IO, 1.84%, 03/25/2027 (z)	5
61	Series 1997-27, Class J, 7.50%, 04/18/2027	71
90	Series 1997-29, Class J, 7.50%, 04/20/2027	104
215	Series 1997-32, Class PG, 6.50%, 04/25/2027	238
367	Series 1997-39, Class PD, 7.50%, 05/20/2027	424
19	Series 1997-42, Class ZC, 6.50%, 07/18/2027	21
346	Series 1997-61, Class ZC, 7.00%, 02/25/2023	378
95	Series 1997-81, Class PI, IO, 7.00%, 12/18/2027	11
13	Series 1998-4, Class C, PO, 04/25/2023	12
114	Series 1998-36, Class ZB, 6.00%, 07/18/2028	128
64	Series 1998-43, Class SA, IF, IO, 17.45%, 04/25/2023 (z)	21
106	Series 1998-66, Class SB, IF, IO, 6.92%, 12/25/2028 (z)	13
71	Series 1999-17, Class C, 6.35%, 04/25/2029	78
259	Series 1999-18, Class Z, 5.50%, 04/18/2029	284

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

14	Series 1999-38, Class SK, IF, IO, 6.82%, 08/25/2023 (z)	1
32	Series 1999-52, Class NS, IF, 19.92%, 10/25/2023 (z)	44
106	Series 1999-62, Class PB, 7.50%, 12/18/2029	122
592	Series 2000-2, Class ZE, 7.50%, 02/25/2030	687
202	Series 2000-20, Class SA, IF, IO, 7.87%, 07/25/2030 (z)	37
27	Series 2000-52, Class IO, IO, 8.50%, 01/25/2031	6
121	Series 2001-4, Class PC, 7.00%, 03/25/2021	126
73	Series 2001-7, Class PF, 7.00%, 03/25/2031	85
210	Series 2001-30, Class PM, 7.00%, 07/25/2031	244
373	Series 2001-33, Class ID, IO, 6.00%, 07/25/2031	82
393	Series 2001-36, Class DE, 7.00%, 08/25/2031	451
556	Series 2001-44, Class MY, 7.00%, 09/25/2031	649
101	Series 2001-44, Class PD, 7.00%, 09/25/2031	117
93	Series 2001-44, Class PU, 7.00%, 09/25/2031	109
706	Series 2001-48, Class Z, 6.50%, 09/25/2021	750
85	Series 2001-49, Class Z, 6.50%, 09/25/2031	97
69	Series 2001-52, Class KB, 6.50%, 10/25/2031	76
670	Series 2001-60, Class PX, 6.00%, 11/25/2031	758
276	Series 2001-60, Class QS, HB, IF, 20.18%, 09/25/2031 (z)	408
694	Series 2001-61, Class Z, 7.00%, 11/25/2031	812
20	Series 2001-72, Class SX, IF, 14.59%, 12/25/2031 (z)	26
28	Series 2001-81, Class LO, PO, 01/25/2032	26
270	Series 2002-1, Class G, 7.00%, 07/25/2023	294
118	Series 2002-1, Class HC, 6.50%, 02/25/2022	126
64	Series 2002-1, Class SA, HB, IF, 21.18%, 02/25/2032 (z)	114
44	Series 2002-1, Class UD, HB, IF, 20.18%, 12/25/2023 (z)	60

SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
731	Series 2002-5, Class PK, 6.00%, 02/25/2022	774
756	Series 2002-13, Class SJ, IF, IO, 1.60%, 03/25/2032 (z)	38
10	Series 2002-13, Class ST, IF, 10.00%, 03/25/2032 (z)	13
1,728	Series 2002-15, Class ZA, 6.00%, 04/25/2032	1,948
22	Series 2002-21, Class LO, PO, 04/25/2032	19
320	Series 2002-21, Class PE, 6.50%, 04/25/2032	366
658	Series 2002-28, Class PK, 6.50%, 05/25/2032	751
260	Series 2002-37, Class Z, 6.50%, 06/25/2032	292
765	Series 2002-48, Class GH, 6.50%, 08/25/2032	866
936	Series 2002-54, Class PG, 6.00%, 09/25/2022	997
1	Series 2002-63, Class KC, 5.00%, 10/25/2017	1
175	Series 2002-71, Class AP, 5.00%, 11/25/2032	188
117	Series 2002-77, Class S, IF, 12.22%, 12/25/2032 (z)	145
1,683	Series 2002-78, Class Z, 5.50%, 12/25/2032	1,798
377	Series 2002-83, Class CS, 6.88%, 08/25/2023	408
654	Series 2002-90, Class A1, 6.50%, 06/25/2042	761
224	Series 2003-9, Class NZ, 6.50%, 02/25/2033	251
323	Series 2003-14, Class TI, IO, 5.00%, 03/25/2033	43
1,607	Series 2003-17, Class EQ, 5.50%, 03/25/2023	1,705
2,638	Series 2003-22, Class UD, 4.00%, 04/25/2033	2,801
2,934	Series 2003-23, Class EQ, 5.50%, 04/25/2023	3,137
33	Series 2003-32, Class KC, 5.00%, 05/25/2018	34
1,144	Series 2003-33, Class IA, IO, 6.50%, 05/25/2033	283
460	Series 2003-34, Class AX, 6.00%, 05/25/2033	523
1,798	Series 2003-34, Class ED, 6.00%, 05/25/2033	1,962
74	Series 2003-34, Class GB, 6.00%, 03/25/2033	74

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

1,075	Series 2003-34, Class GE, 6.00%, 05/25/2033	1,199
85	Series 2003-35, Class EA, PO, 05/25/2033	76
119	Series 2003-39, Class IO, IO, 6.00%, 05/25/2033 (z)	26
697	Series 2003-39, Class LW, 5.50%, 05/25/2023	747
130	Series 2003-42, Class GB, 4.00%, 05/25/2033	138
752	Series 2003-47, Class PE, 5.75%, 06/25/2033	843
176	Series 2003-52, Class SX, IF, 19.25%, 10/25/2031 (z)	243
289	Series 2003-64, Class SX, IF, 10.67%, 07/25/2033 (z)	356
909	Series 2003-71, Class DS, IF, 5.83%, 08/25/2033 (z)	993
2,798	Series 2003-72, Class IE, IO, 5.50%, 08/25/2033	515
1,292	Series 2003-73, Class HC, 5.50%, 08/25/2033	1,448
81	Series 2003-74, Class SH, IF, 7.95%, 08/25/2033 (z)	96
196	Series 2003-81, Class HC, 4.75%, 09/25/2018	198
431	Series 2003-83, Class PG, 5.00%, 06/25/2023	439
210	Series 2003-91, Class SD, IF, 10.44%, 09/25/2033 (z)	249
9,592	Series 2003-105, Class AZ, 5.50%, 10/25/2033	10,756
1,498	Series 2003-116, Class SB, IF, IO, 6.37%, 11/25/2033 (z)	304
7,577	Series 2003-122, Class ZJ, 6.00%, 12/25/2033	8,723
270	Series 2003-130, Class CS, IF, 11.63%, 12/25/2033 (z)	293
73	Series 2003-130, Class SX, IF, 9.67%, 01/25/2034 (z)	86
170	Series 2003-131, Class SK, IF, 13.73%, 01/25/2034 (z)	204
78	Series 2003-132, Class OA, PO, 08/25/2033	73
918	Series 2004-4, Class QI, IF, IO, 5.87%, 06/25/2033 (z)	73
683	Series 2004-4, Class QM, IF, 11.73%, 06/25/2033 (z)	774
331	Series 2004-10, Class SC, HB, IF, 23.66%, 02/25/2034 (z)	368
2,579	Series 2004-17, Class H, 5.50%, 04/25/2034	2,902

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	43

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
54	Series 2004-21, Class AE, 4.00%, 04/25/2019	54
775	Series 2004-25, Class SA, IF, 16.13%, 04/25/2034 (z)	1,075
1,329	Series 2004-28, Class PF, 1.63%, 03/25/2034 (z)	1,333
3,029	Series 2004-36, Class FA, 1.63%, 05/25/2034 (z)	3,045
218	Series 2004-36, Class PC, 5.50%, 02/25/2034	224
1,295	Series 2004-36, Class SA, IF, 16.13%, 05/25/2034 (z)	1,769
198	Series 2004-36, Class SN, IF, 11.73%, 07/25/2033 (z)	211
1,448	Series 2004-46, Class EP, PO, 03/25/2034	1,340
279	Series 2004-46, Class QB, IF, 19.06%, 05/25/2034 (z)	422
208	Series 2004-46, Class SK, IF, 13.11%, 05/25/2034 (z)	265
5,155	Series 2004-50, Class VZ, 5.50%, 07/25/2034	5,684
189	Series 2004-51, Class SY, IF, 11.77%, 07/25/2034 (z)	239
176	Series 2004-53, Class NC, 5.50%, 07/25/2024	189
143	Series 2004-59, Class BG, PO, 12/25/2032	131
81	Series 2004-61, Class SH, IF, 19.05%, 11/25/2032 (z)	119
219	Series 2004-61, Class SK, IF, 8.50%, 11/25/2032 (z)	242
1,651	Series 2004-65, Class EY, 5.50%, 08/25/2024	1,785
197	Series 2004-74, Class SW, IF, 13.04%, 11/25/2031 (z)	270
444	Series 2004-79, Class S, IF, 16.41%, 08/25/2032 (z)	478
213	Series 2004-79, Class SP, IF, 16.41%, 11/25/2034 (z)	249
64	Series 2004-81, Class AC, 4.00%, 11/25/2019	64
2,593	Series 2004-81, Class JG, 5.00%, 11/25/2024	2,775
1,637	Series 2004-87, Class F, 1.98%, 01/25/2034 (z)	1,670
1,409	Series 2005-25, Class PF, 1.58%, 04/25/2035 (z)	1,412
113	Series 2005-42, Class PS, IF, 13.91%, 05/25/2035 (z)	138
9	Series 2005-52, Class PA, 6.50%, 06/25/2035	9

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

976	Series 2005-56, Class S, IF, IO, 5.48%, 07/25/2035 (z)	171
446	Series 2005-56, Class TP, IF, 14.45%, 08/25/2033 (z)	559
100	Series 2005-57, Class CD, HB, IF, 20.50%, 01/25/2035 (z)	114
424	Series 2005-59, Class SU, HB, IF, 19.33%, 06/25/2035 (z)	611
362	Series 2005-66, Class SG, IF, 14.29%, 07/25/2035 (z)	509
1,473	Series 2005-67, Class EY, 5.50%, 08/25/2025	1,610
1,425	Series 2005-68, Class PG, 5.50%, 08/25/2035	1,583
356	Series 2005-68, Class UC, 5.00%, 06/25/2035	367
625	Series 2005-72, Class SB, IF, 13.79%, 08/25/2035 (z)	810
507	Series 2005-73, Class PS, IF, 13.61%, 08/25/2035 (z)	663
8,696	Series 2005-73, Class ZB, 5.50%, 08/25/2035	9,080
369	Series 2005-74, Class CP, HB, IF, 20.22%, 05/25/2035 (z)	492
1,606	Series 2005-74, Class CS, IF, 16.63%, 05/25/2035 (z)	2,110
1,104	Series 2005-74, Class SK, IF, 16.74%, 05/25/2035 (z)	1,461
159	Series 2005-75, Class SV, HB, IF, 19.26%, 09/25/2035 (z)	231
1,372	Series 2005-84, Class XM, 5.75%, 10/25/2035	1,525
584	Series 2005-90, Class ES, IF, 13.79%, 10/25/2035 (z)	739
211	Series 2005-90, Class PO, PO, 09/25/2035	200
909	Series 2005-93, Class MF, 1.48%, 08/25/2034 (z)	909
2,836	Series 2005-106, Class US, HB, IF, 20.04%, 11/25/2035 (z)	4,163
272	Series 2005-109, Class PC, 6.00%, 12/25/2035	300
5,075	Series 2005-110, Class GL, 5.50%, 12/25/2035	5,799
1,071	Series 2005-121, Class DX, 5.50%, 01/25/2026	1,144
3,166	Series 2006-8, Class JZ, 5.50%, 03/25/2036	3,546
8,247	Series 2006-8, Class WN, IF, IO, 5.47%, 03/25/2036 (z)	1,691
2,249	Series 2006-8, Class WQ, PO, 03/25/2036	1,913

SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
200	Series 2006-11, Class PS, HB, IF, 20.04%, 03/25/2036 (z)	290
2,927	Series 2006-12, Class BZ, 5.50%, 03/25/2036	3,270
117	Series 2006-15, Class OT, PO, 01/25/2036	112
988	Series 2006-16, Class HZ, 5.50%, 03/25/2036	1,053
249	Series 2006-16, Class OA, PO, 03/25/2036	224
767	Series 2006-22, Class AO, PO, 04/25/2036	688
1,407	Series 2006-23, Class FK, 1.48%, 04/25/2036 (z)	1,396
363	Series 2006-23, Class KO, PO, 04/25/2036	325
793	Series 2006-27, Class OH, PO, 04/25/2036	723
249	Series 2006-33, Class LS, HB, IF, 24.60%, 05/25/2036 (z)	418
512	Series 2006-39, Class WC, 5.50%, 01/25/2036	555
616	Series 2006-43, Class DO, PO, 06/25/2036	575
203	Series 2006-43, Class PO, PO, 06/25/2036	187
420	Series 2006-44, Class GO, PO, 06/25/2036	384
1,113	Series 2006-44, Class P, PO, 12/25/2033	1,024
477	Series 2006-46, Class FW, 1.63%, 06/25/2036 (z)	477
76	Series 2006-46, Class SW, HB, IF, 19.67%, 06/25/2036 (z)	109
741	Series 2006-46, Class UC, 5.50%, 12/25/2035	791
1,378	Series 2006-50, Class JO, PO, 06/25/2036	1,276
1,760	Series 2006-50, Class PS, PO, 06/25/2036	1,616
1,759	Series 2006-53, Class US, IF, IO, 5.35%, 06/25/2036 (z)	270
3,970	Series 2006-56, Class FC, 1.52%, 07/25/2036 (z)	3,964
131	Series 2006-58, Class AP, PO, 07/25/2036	119
418	Series 2006-58, Class FL, 1.69%, 07/25/2036 (z)	421
624	Series 2006-58, Class IG, IF, IO, 5.29%, 07/25/2036 (z)	108
259	Series 2006-58, Class PO, PO, 07/25/2036	239
92	Series 2006-59, Class QO, PO, 01/25/2033	91
234	Series 2006-60, Class AK, HB, IF, 23.86%, 07/25/2036 (z)	403
774	Series 2006-60, Class DO, PO, 04/25/2035	754
186	Series 2006-62, Class PS, HB, IF, 32.49%, 07/25/2036 (z)	332
2,645	Series 2006-63, Class ZH, 6.50%, 07/25/2036	3,098
482	Series 2006-65, Class QO, PO, 07/25/2036	432

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

5,707	Series 2006-71, Class ZL, 6.00%, 07/25/2036	6,442
878	Series 2006-72, Class GO, PO, 08/25/2036	806
174	Series 2006-72, Class TO, PO, 08/25/2036	162
2,009	Series 2006-77, Class PC, 6.50%, 08/25/2036	2,281
369	Series 2006-78, Class BZ, 6.50%, 08/25/2036	414
1,499	Series 2006-79, Class DF, 1.58%, 08/25/2036 (z)	1,500
355	Series 2006-79, Class DO, PO, 08/25/2036	324
475	Series 2006-79, Class OP, PO, 08/25/2036	443
241	Series 2006-85, Class MZ, 6.50%, 09/25/2036	270
485	Series 2006-86, Class OB, PO, 09/25/2036	452
469	Series 2006-90, Class AO, PO, 09/25/2036	430
213	Series 2006-94, Class GK, HB, IF, 27.08%, 10/25/2026 (z)	324
294	Series 2006-95, Class SG, HB, IF, 21.26%, 10/25/2036 (z)	475
125	Series 2006-109, Class PO, PO, 11/25/2036	112
757	Series 2006-110, Class PO, PO, 11/25/2036	679
339	Series 2006-111, Class EO, PO, 11/25/2036	307
330	Series 2006-113, Class PO, PO, 07/25/2036	320
86	Series 2006-115, Class ES, HB, IF, 21.62%, 12/25/2036 (z)	130
407	Series 2006-115, Class OK, PO, 12/25/2036	362
1,933	Series 2006-117, Class GS, IF, IO, 5.42%, 12/25/2036 (z)	281
1,098	Series 2006-118, Class A1, 1.29%, 12/25/2036 (z)	1,082
4,258	Series 2006-118, Class A2, 1.29%, 12/25/2036 (z)	4,189
169	Series 2006-119, Class PO, PO, 12/25/2036	155
541	Series 2006-128, Class BP, 5.50%, 01/25/2037	573
386	Series 2006-128, Class PO, PO, 01/25/2037	348
1,226	Series 2006-130, Class GI, IO, 6.50%, 07/25/2032	193
73	Series 2007-1, Class SD, HB, IF, 31.59%, 02/25/2037 (z)	221
810	Series 2007-7, Class SG, IF, IO, 5.27%, 08/25/2036 (z)	213

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	45

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
1,380	Series 2007-10, Class FD, 1.48%, 02/25/2037 (z)	1,375
3,002	Series 2007-14, Class ES, IF, IO, 5.21%, 03/25/2037 (z)	504
332	Series 2007-14, Class OP, PO, 03/25/2037	302
285	Series 2007-15, Class NO, PO, 03/25/2022	276
784	Series 2007-16, Class FC, 1.98%, 03/25/2037 (z)	803
1,087	Series 2007-18, Class MZ, 6.00%, 03/25/2037	1,180
123	Series 2007-22, Class SC, IF, IO, 4.85%, 03/25/2037 (z)	13
1,136	Series 2007-28, Class EO, PO, 04/25/2037	1,058
651	Series 2007-29, Class SG, IF, 18.55%, 04/25/2037 (z)	947
829	Series 2007-35, Class SI, IF, IO, 4.87%, 04/25/2037 (z)	113
205	Series 2007-42, Class AO, PO, 05/25/2037	190
2,486	Series 2007-42, Class B, 6.00%, 05/25/2037	2,774
622	Series 2007-43, Class FL, 1.53%, 05/25/2037 (z)	621
2,377	Series 2007-53, Class SH, IF, IO, 4.87%, 06/25/2037 (z)	384
3,609	Series 2007-54, Class FA, 1.63%, 06/25/2037 (z)	3,609
758	Series 2007-54, Class WI, IF, IO, 4.87%, 06/25/2037 (z)	118
8,257	Series 2007-60, Class AX, IF, IO, 5.92%, 07/25/2037 (z)	1,839
508	Series 2007-62, Class SE, IF, 13.41%, 07/25/2037 (z)	634
774	Series 2007-64, Class FB, 1.60%, 07/25/2037 (z)	775
2,145	Series 2007-65, Class KI, IF, IO, 5.39%, 07/25/2037 (z)	234
804	Series 2007-67, Class PO, PO, 07/25/2037	742
1,914	Series 2007-70, Class Z, 5.50%, 07/25/2037	2,137
4,907	Series 2007-72, Class EK, IF, IO, 5.17%, 07/25/2037 (z)	867
736	Series 2007-76, Class AZ, 5.50%, 08/25/2037	795
1,066	Series 2007-76, Class ZG, 6.00%, 08/25/2037	1,176
837	Series 2007-77, Class FG, 1.73%, 03/25/2037 (z)	841
244	Series 2007-78, Class CB, 6.00%, 08/25/2037	276

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

1,116	Series 2007-78, Class PE, 6.00%, 08/25/2037	1,240
689	Series 2007-79, Class SB, HB, IF, 19.49%, 08/25/2037 (z)	1,055
1,529	Series 2007-81, Class GE, 6.00%, 08/25/2037	1,675
173	Series 2007-85, Class SL, IF, 13.06%, 09/25/2037 (z)	227
2,548	Series 2007-88, Class VI, IF, IO, 5.31%, 09/25/2037 (z)	500
2,897	Series 2007-91, Class ES, IF, IO, 5.23%, 10/25/2037 (z)	502
372	Series 2007-92, Class YA, 6.50%, 06/25/2037	416
620	Series 2007-92, Class YS, IF, IO, 4.55%, 06/25/2037 (z)	89
441	Series 2007-97, Class FC, 1.73%, 07/25/2037 (z)	443
1,943	Series 2007-97, Class KI, IO, 7.00%, 05/25/2033	242
292	Series 2007-98, Class FB, 1.68%, 06/25/2037 (z)	303
2,469	Series 2007-100, Class SM, IF, IO, 5.22%, 10/25/2037 (z)	399
7,423	Series 2007-101, Class A2, 1.48%, 06/27/2036 (z)	7,284
865	Series 2007-106, Class A7, 6.21%, 10/25/2037 (z)	962
106	Series 2007-108, Class SA, IF, IO, 5.13%, 12/25/2037 (z)	11
3,034	Series 2007-109, Class AI, IF, IO, 5.17%, 12/25/2037 (z)	443
2,098	Series 2007-112, Class MJ, 6.50%, 12/25/2037	2,404
2,662	Series 2007-112, Class SA, IF, IO, 5.22%, 12/25/2037 (z)	485
6,738	Series 2007-116, Class HI, IO, 1.38%, 01/25/2038 (z)	404
2,699	Series 2008-1, Class BI, IF, IO, 4.68%, 02/25/2038 (z)	393
4,829	Series 2008-4, Class SD, IF, IO, 4.77%, 02/25/2038 (z)	893
696	Series 2008-10, Class XI, IF, IO, 5.00%, 03/25/2038 (z)	87
751	Series 2008-16, Class IS, IF, IO, 4.97%, 03/25/2038 (z)	101
611	Series 2008-18, Class FA, 2.13%, 03/25/2038 (z)	623
286	Series 2008-18, Class SP, IF, 11.53%, 03/25/2038 (z)	347

SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
1,183	Series 2008-20, Class SA, IF, IO, 5.76%, 03/25/2038 (z)	209
1,000	Series 2008-27, Class SN, IF, IO, 5.67%, 04/25/2038 (z)	151
388	Series 2008-28, Class QS, IF, 17.00%, 04/25/2038 (z)	518
719	Series 2008-32, Class SA, IF, IO, 5.62%, 04/25/2038 (z)	86
245	Series 2008-42, Class AO, PO, 09/25/2036	230
25	Series 2008-44, Class PO, PO, 05/25/2038	23
3,282	Series 2008-46, Class HI, IO, 1.67%, 06/25/2038 (z)	184
463	Series 2008-47, Class SI, IF, IO, 5.27%, 06/25/2023 (z)	30
700	Series 2008-53, Class CI, IF, IO, 5.97%, 07/25/2038 (z)	107
3,286	Series 2008-55, Class S, IF, IO, 6.37%, 07/25/2028 (z)	477
624	Series 2008-56, Class AC, 5.00%, 07/25/2038	677
662	Series 2008-60, Class JC, 5.00%, 07/25/2038	727
1,134	Series 2008-61, Class BH, 4.50%, 07/25/2023	1,206
178	Series 2008-76, Class GF, 1.88%, 09/25/2023 (z)	178
2,481	Series 2008-80, Class SA, IF, IO, 4.62%, 09/25/2038 (z)	330
1,314	Series 2008-81, Class SB, IF, IO, 4.62%, 09/25/2038 (z)	161
116	Series 2009-4, Class BD, 4.50%, 02/25/2039	122
1,744	Series 2009-6, Class GS, IF, IO, 5.32%, 02/25/2039 (z)	347
588	Series 2009-9, Class IO, IO, 5.00%, 02/25/2024	29
2,893	Series 2009-11, Class NB, 5.00%, 03/25/2029	3,114
256	Series 2009-15, Class MI, IO, 5.00%, 03/25/2024	6
1,110	Series 2009-17, Class QS, IF, IO, 5.42%, 03/25/2039 (z)	194
206	Series 2009-18, Class IO, IO, 5.00%, 03/25/2024	7
2,257	Series 2009-19, Class PW, 4.50%, 10/25/2036	2,432
55	Series 2009-47, Class MT, 7.00%, 07/25/2039	60
1,146	Series 2009-52, Class PI, IO, 5.00%, 07/25/2039	219

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

4,422	Series 2009-59, Class HB, 5.00%, 08/25/2039	4,877
5,117	Series 2009-60, Class HT, 6.00%, 08/25/2039	5,799
93	Series 2009-63, Class P, 5.00%, 03/25/2037	101
3,161	Series 2009-65, Class MT, 5.00%, 09/25/2039	3,375
2,129	Series 2009-69, Class WA, 6.03%, 09/25/2039 (z)	2,429
1,164	Series 2009-70, Class CO, PO, 01/25/2037	1,021
941	Series 2009-84, Class WS, IF, IO, 4.67%, 10/25/2039 (z)	129
2,587	Series 2009-86, Class IP, IO, 5.50%, 10/25/2039	455
7,127	Series 2009-86, Class OT, PO, 10/25/2037	6,480
1,063	Series 2009-99, Class SC, IF, IO, 4.95%, 12/25/2039 (z)	143
3,504	Series 2009-99, Class WA, 6.30%, 12/25/2039 (z)	3,986
4,765	Series 2009-103, Class MB, 3.36%, 12/25/2039 (z)	5,078
1,903	Series 2009-112, Class ST, IF, IO, 5.02%, 01/25/2040 (z)	312
629	Series 2009-113, Class AO, PO, 01/25/2040	553
854	Series 2010-1, Class WA, 6.22%, 02/25/2040 (z)	964
2,847	Series 2010-16, Class WA, 6.44%, 03/25/2040 (z)	3,285
2,594	Series 2010-16, Class WB, 6.22%, 03/25/2040 (z)	2,968
1,686	Series 2010-35, Class SB, IF, IO, 5.19%, 04/25/2040 (z)	261
1,854	Series 2010-35, Class SJ, IF, 13.55%, 04/25/2040 (z)	2,552
310	Series 2010-39, Class OT, PO, 10/25/2035	284
1,088	Series 2010-40, Class FJ, 1.83%, 04/25/2040 (z)	1,095
849	Series 2010-42, Class S, IF, IO, 5.17%, 05/25/2040 (z)	125
1,182	Series 2010-43, Class FD, 1.83%, 05/25/2040 (z)	1,194
205	Series 2010-45, Class BD, 4.50%, 11/25/2038	207
4,175	Series 2010-49, Class SC, IF, 10.19%, 03/25/2040 (z)	5,062
8,753	Series 2010-58, Class MB, 5.50%, 06/25/2040	9,410
1,026	Series 2010-63, Class AP, PO, 06/25/2040	895

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	47

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
9,624	Series 2010-64, Class DM, 5.00%, 06/25/2040	10,506
4,734	Series 2010-71, Class HJ, 5.50%, 07/25/2040	5,330
1,794	Series 2010-102, Class PN, 5.00%, 09/25/2040	2,050
1,174	Series 2010-103, Class SB, IF, IO, 4.87%, 11/25/2049 (z)	161
1,449	Series 2010-111, Class AE, 5.50%, 04/25/2038	1,456
17,488	Series 2010-111, Class AM, 5.50%, 10/25/2040	19,701
9,369	Series 2010-125, Class SA, IF, IO, 3.21%, 11/25/2040 (z)	822
8,447	Series 2010-147, Class SA, IF, IO, 5.30%, 01/25/2041 (z)	1,649
1,503	Series 2010-148, Class MA, 4.00%, 02/25/2039	1,546
1,580	Series 2011-2, Class WA, 5.83%, 02/25/2051 (z)	1,730
222	Series 2011-17, Class EF, 1.53%, 07/25/2025 (z)	222
3,505	Series 2011-19, Class ZY, 6.50%, 07/25/2036	4,059
702	Series 2011-22, Class MA, 6.50%, 04/25/2038	752
16,458	Series 2011-30, Class LS, IO, 1.71%, 04/25/2041 (z)	821
9,416	Series 2011-31, Class DB, 3.50%, 04/25/2031	9,936
4,775	Series 2011-39, Class ZA, 6.00%, 11/25/2032	5,425
2,764	Series 2011-47, Class ZA, 5.50%, 07/25/2038	3,065
277	Series 2011-58, Class WA, 5.43%, 07/25/2051 (z)	307
2,837	Series 2011-75, Class FA, 1.78%, 08/25/2041 (z)	2,868
2,437	Series 2011-101, Class FM, 1.78%, 01/25/2041 (z)	2,449
1,044	Series 2011-111, Class DF, 1.63%, 12/25/2038 (z)	1,047
15,158	Series 2011-118, Class LB, 7.00%, 11/25/2041	17,854
20,126	Series 2011-118, Class MT, 7.00%, 11/25/2041	23,712
16,783	Series 2011-118, Class NT, 7.00%, 11/25/2041	19,390
886	Series 2011-149, Class EF, 1.73%, 07/25/2041 (z)	891

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

3,222		Series 2011-149, Class MF, 1.73%, 11/25/2041 (z)	3,241
2,723		Series 2012-14, Class FB, 1.68%, 08/25/2037 (z)	2,733
30,679		Series 2012-47, Class HF, 1.63%, 05/25/2027 (z)	30,863
4,562		Series 2012-87, Class KF, 1.68%, 09/25/2037 (z)	4,588
3,501		Series 2012-89, Class FD, 1.68%, 04/25/2039 (z)	3,522
9,345		Series 2012-97, Class FB, 1.73%, 09/25/2042 (z)	9,421
4,075		Series 2012-99, Class FA, 1.68%, 09/25/2042 (z)	4,068
2,478		Series 2012-101, Class FC, 1.73%, 09/25/2042 (z)	2,494
7,926		Series 2012-108, Class F, 1.73%, 10/25/2042 (z)	7,999
5,104		Series 2013-4, Class AJ, 3.50%, 02/25/2043	5,340
6,000		Series 2013-81, Class TA, 3.00%, 02/25/2043	5,882
14,775		Series 2013-92, Class PO, PO, 09/25/2043	11,860
7,887		Series 2013-100, Class WB, 3.00%, 10/25/2033	7,929
11,152		Series 2013-101, Class DO, PO, 10/25/2043	8,788
24,060		Series 2013-128, Class PO, PO, 12/25/2043	20,080
9,909		Series 2013-135, Class PO, PO, 01/25/2044	8,202
3		Series G-14, Class L, 8.50%, 06/25/2021	3
—	(h)	Series G-17, Class S, HB, 954.05%, 06/25/2021 (z)	—	(h)
11		Series G-18, Class Z, 8.75%, 06/25/2021	12
5		Series G-28, Class S, IF, 13.87%, 09/25/2021 (z)	6
21		Series G-35, Class M, 8.75%, 10/25/2021	22
3		Series G-51, Class SA, HB, IF, 24.07%, 12/25/2021 (z)	3
—	(h)	Series G92-27, Class SQ, HB, IF, 489.58%, 05/25/2022 (z)	2
119		Series G92-35, Class E, 7.50%, 07/25/2022	129
—	(h)	Series G92-35, Class G, HB, 1,184.78%, 07/25/2022	1
11		Series G92-42, Class Z, 7.00%, 07/25/2022	12
7		Series G92-44, Class ZQ, 8.00%, 07/25/2022	7

SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
11		Series G92-52, Class FD, 1.26%, 09/25/2022 (z)	11
105		Series G92-54, Class ZQ, 7.50%, 09/25/2022	112
9		Series G92-59, Class F, 1.36%, 10/25/2022 (z)	9
23		Series G92-61, Class Z, 7.00%, 10/25/2022	25
16		Series G92-62, Class B, PO, 10/25/2022	15
81		Series G93-1, Class KA, 7.90%, 01/25/2023	90
33		Series G93-5, Class Z, 6.50%, 02/25/2023	35
25		Series G93-14, Class J, 6.50%, 03/25/2023	27
57		Series G93-17, Class SI, IF, 6.00%, 04/25/2023 (z)	63
49		Series G93-27, Class FD, 2.11%, 08/25/2023 (z)	50
12		Series G93-37, Class H, PO, 09/25/2023	12
64		Series G95-1, Class C, 8.80%, 01/25/2025	74
		FNMA REMIC Trust,
1,173		Series 2003-W1, Class 1A1, 6.50%, 12/25/2042 (z)	1,279
313		Series 2003-W1, Class 2A, 7.50%, 12/25/2042 (z)	359
176		Series 2003-W4, Class 2A, 6.50%, 10/25/2042 (z)	208
6,098		Series 2004-W10, Class A6, 5.75%, 08/25/2034	6,957
976		Series 2004-W11, Class 1A1, 6.00%, 05/25/2044	1,121
1,694		Series 2005-W1, Class 1A2, 6.50%, 10/25/2044	1,969
1,548		Series 2006-W3, Class 2A, 6.00%, 09/25/2046	1,767
373		Series 2007-W3, Class 1A3, 6.75%, 04/25/2037	426
364		Series 2007-W5, Class PO, PO, 06/25/2037	328
267		Series 2007-W7, Class 1A4, HB, IF, 31.77%, 07/25/2037 (z)	385
205		Series 2007-W10, Class 2A, 6.35%, 08/25/2047 (z)	229
7,594		Series 2009-W1, Class A, 6.00%, 12/25/2049	8,637
		FNMA STRIPS,
—	(h)	Series 23, Class 2, IO, 10.00%, 09/25/2017	—
—	(h)	Series 50, Class 2, IO, 10.50%, 03/25/2019	—	(h)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

10	Series 218, Class 2, IO, 7.50%, 04/25/2023	1
8	Series 265, Class 2, 9.00%, 03/25/2024	10
781	Series 300, Class 1, PO, 09/25/2024	724
118	Series 329, Class 1, PO, 01/25/2033	105
53	Series 339, Class 18, IO, 4.50%, 07/25/2018	—	(h)
76	Series 339, Class 21, IO, 4.50%, 08/25/2018	1
14	Series 339, Class 28, IO, 5.50%, 08/25/2018	—	(h)
156	Series 345, Class 6, IO, 5.00%, 12/25/2033 (z)	26
615	Series 365, Class 8, IO, 5.50%, 05/25/2036	132
25	Series 368, Class 3, IO, 4.50%, 11/25/2020	1
412	Series 374, Class 5, IO, 5.50%, 08/25/2036	91
420	Series 383, Class 33, IO, 6.00%, 01/25/2038	81
170	Series 393, Class 6, IO, 5.50%, 04/25/2037	30
22,064	Series 411, Class F1, 1.78%, 08/25/2042 (z)	22,338
8,348	Series 412, Class F2, 1.73%, 08/25/2042 (z)	8,428
	FNMA Trust,
1,109	Series 2003-W2, Class 1A1, 6.50%, 07/25/2042	1,310
641	Series 2003-W2, Class 2A9, 5.90%, 07/25/2042	720
4,227	Series 2003-W6, Class 2A4, 5.20%, 09/25/2042	4,790
1,731	Series 2003-W6, Class 3A, 6.50%, 09/25/2042	2,001
2,078	Series 2003-W8, Class 2A, 7.00%, 10/25/2042	2,446
388	Series 2003-W8, Class 3F1, 1.63%, 05/25/2042 (z)	383
2,744	Series 2004-W1, Class 2A2, 7.00%, 12/25/2033	3,233
634	Series 2004-W2, Class 2A2, 7.00%, 02/25/2044	724
639	Series 2004-W8, Class 3A, 7.50%, 06/25/2044	755
1,749	Series 2004-W15, Class 2AF, 1.48%, 08/25/2044 (z)	1,736
13,775	Series 2005-W3, Class 2AF, 1.45%, 03/25/2045 (z)	13,442

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	49

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
790	Series 2005-W4, Class 1A1, 6.00%, 08/25/2045	901
6,719	Series 2006-W2, Class 1AF1, 1.45%, 02/25/2046 (z)	6,713
2,119	Series 2006-W2, Class 2A, 2.83%, 11/25/2045 (z)	2,251
12,824	FNMA, Whole Loan, Series 2007-W1, Class 1AF1, 1.49%, 11/25/2046 (z)	12,848
	GMACM Mortgage Loan Trust,
1,945	Series 2003-AR2, Class 2A4, 3.80%, 12/19/2033 (z)	1,929
94	Series 2003-J8, Class A, 5.25%, 12/25/2033	95
1,664	Series 2005-AR3, Class 3A4, 3.75%, 06/19/2035 (z)	1,637
	GNMA,
1,264	Series 1994-7, Class PQ, 6.50%, 10/16/2024	1,370
1,186	Series 1999-4, Class ZB, 6.00%, 02/20/2029	1,322
129	Series 1999-30, Class S, IF, IO, 7.37%, 08/16/2029 (z)	26
141	Series 2000-9, Class Z, 8.00%, 06/20/2030	166
1,452	Series 2000-9, Class ZJ, 8.50%, 02/16/2030	1,687
1,304	Series 2000-21, Class Z, 9.00%, 03/16/2030	1,508
211	Series 2000-31, Class Z, 9.00%, 10/20/2030	252
130	Series 2000-35, Class ZA, 9.00%, 11/20/2030	156
13	Series 2000-36, Class IK, IO, 9.00%, 11/16/2030	2
62	Series 2001-6, Class SD, IF, IO, 7.32%, 03/16/2031 (z)	18
622	Series 2001-22, Class PS, IF, 17.81%, 03/17/2031 (z)	868
171	Series 2001-35, Class SA, IF, IO, 7.02%, 08/16/2031 (z)	49
161	Series 2001-36, Class S, IF, IO, 6.82%, 08/16/2031 (z)	47
606	Series 2002-24, Class AG, IF, IO, 6.72%, 04/16/2032 (z)	112
57	Series 2002-24, Class SB, IF, 10.08%, 04/16/2032 (z)	69
75	Series 2002-31, Class S, IF, IO, 7.47%, 01/16/2031 (z)	17
1,141	Series 2002-31, Class SE, IF, IO, 6.27%, 04/16/2030 (z)	167

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

20	Series 2002-41, Class SV, IF, 9.00%, 06/16/2032 (z)	25
2,320	Series 2002-45, Class QE, 6.50%, 06/20/2032	2,649
716	Series 2002-47, Class PG, 6.50%, 07/16/2032	829
242	Series 2002-47, Class PY, 6.00%, 07/20/2032	275
1,179	Series 2002-47, Class ZA, 6.50%, 07/20/2032	1,391
801	Series 2002-52, Class GH, 6.50%, 07/20/2032	945
1,265	Series 2002-75, Class PB, 6.00%, 11/20/2032	1,442
593	Series 2003-11, Class SK, IF, IO, 6.47%, 02/16/2033 (z)	90
274	Series 2003-12, Class SP, IF, IO, 6.47%, 02/20/2033 (z)	64
95	Series 2003-24, Class PO, PO, 03/16/2033	86
2,658	Series 2003-25, Class PZ, 5.50%, 04/20/2033	2,940
2,351	Series 2003-40, Class TJ, 6.50%, 03/20/2033	2,665
903	Series 2003-46, Class MG, 6.50%, 05/20/2033	1,037
690	Series 2003-46, Class TC, 6.50%, 03/20/2033	778
464	Series 2003-52, Class AP, PO, 06/16/2033	399
1,227	Series 2003-58, Class BE, 6.50%, 01/20/2033	1,392
1,562	Series 2003-75, Class ZX, 6.00%, 09/16/2033	1,757
75	Series 2003-90, Class PO, PO, 10/20/2033	67
1,028	Series 2003-97, Class SA, IF, IO, 5.32%, 11/16/2033 (z)	140
953	Series 2003-112, Class SA, IF, IO, 5.32%, 12/16/2033 (z)	176
157	Series 2003-114, Class SH, IF, 12.45%, 11/17/2032 (z)	186
454	Series 2004-28, Class S, IF, 16.29%, 04/16/2034 (z)	643
835	Series 2004-46, Class PO, PO, 06/20/2034	771
3,096	Series 2004-49, Class Z, 6.00%, 06/20/2034	3,499
378	Series 2004-71, Class SB, HB, IF, 23.42%, 09/20/2034 (z)	605
378	Series 2004-71, Class ST, IF, 7.00%, 09/20/2034 (z)	415
437	Series 2004-73, Class AE, IF, 12.32%, 08/17/2034 (z)	502

SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
3,128	Series 2004-73, Class JL, IF, IO, 5.32%, 09/16/2034 (z)	532
77	Series 2004-83, Class AP, IF, 11.60%, 10/16/2034 (z)	87
96	Series 2004-87, Class SB, IF, 6.26%, 03/17/2033 (z)	100
311	Series 2004-89, Class LS, HB, IF, 19.88%, 10/16/2034 (z)	470
4,848	Series 2004-90, Class SI, IF, IO, 4.87%, 10/20/2034 (z)	760
2,517	Series 2004-96, Class SC, IF, IO, 4.85%, 11/20/2034 (z)	342
3,372	Series 2005-3, Class SK, IF, IO, 5.52%, 01/20/2035 (z)	513
81	Series 2005-7, Class JM, IF, 14.02%, 05/18/2034 (z)	98
679	Series 2005-35, Class FL, 1.58%, 03/20/2032 (z)	681
109	Series 2005-44, Class SP, IF, 9.74%, 10/20/2034 (z)	118
354	Series 2005-56, Class IC, IO, 5.50%, 07/20/2035	78
27	Series 2005-65, Class SA, IF, 18.07%, 08/20/2035 (z)	34
176	Series 2005-66, Class SP, IF, 16.74%, 08/16/2035 (z)	264
1,433	Series 2005-68, Class DP, IF, 13.48%, 06/17/2035 (z)	1,784
6,878	Series 2005-68, Class KI, IF, IO, 5.07%, 09/20/2035 (z)	1,127
2,240	Series 2005-72, Class AZ, 5.50%, 09/20/2035	2,476
412	Series 2005-82, Class PO, PO, 10/20/2035	356
657	Series 2005-91, Class PI, IO, 6.00%, 12/20/2035	126
559	Series 2006-16, Class OP, PO, 03/20/2036	517
475	Series 2006-20, Class QA, 5.75%, 02/20/2036	507
765	Series 2006-22, Class AO, PO, 05/20/2036	704
3,204	Series 2006-33, Class Z, 6.50%, 07/20/2036	3,750
112	Series 2006-34, Class PO, PO, 07/20/2036	102
112	Series 2006-38, Class SW, IF, IO, 5.27%, 06/20/2036 (z)	10
4,188	Series 2006-38, Class ZK, 6.50%, 08/20/2036	4,866
1,960	Series 2006-57, Class PZ, 5.56%, 10/20/2036	2,162
931	Series 2006-59, Class SD, IF, IO, 5.47%, 10/20/2036 (z)	140

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

1,701	Series 2006-65, Class SA, IF, IO, 5.57%, 11/20/2036 (z)	314
1,774	Series 2007-9, Class CI, IF, IO, 4.97%, 03/20/2037 (z)	328
2,725	Series 2007-17, Class JI, IF, IO, 5.58%, 04/16/2037 (z)	530
1,057	Series 2007-17, Class JO, PO, 04/16/2037	938
1,012	Series 2007-19, Class SD, IF, IO, 4.97%, 04/20/2037 (z)	148
658	Series 2007-25, Class FN, 1.53%, 05/16/2037 (z)	656
2,094	Series 2007-26, Class SC, IF, IO, 4.97%, 05/20/2037 (z)	332
1,904	Series 2007-27, Class SD, IF, IO, 4.97%, 05/20/2037 (z)	294
164	Series 2007-28, Class BO, PO, 05/20/2037	140
2,837	Series 2007-35, Class PO, PO, 06/16/2037	2,643
356	Series 2007-36, Class HO, PO, 06/16/2037	327
1,527	Series 2007-36, Class SE, IF, IO, 5.24%, 06/16/2037 (z)	255
1,628	Series 2007-36, Class SJ, IF, IO, 5.02%, 06/20/2037 (z)	217
1,621	Series 2007-40, Class SD, IF, IO, 5.52%, 07/20/2037 (z)	263
2,364	Series 2007-40, Class SN, IF, IO, 5.45%, 07/20/2037 (z)	392
2,302	Series 2007-45, Class QA, IF, IO, 5.41%, 07/20/2037 (z)	374
580	Series 2007-50, Class AI, IF, IO, 5.54%, 08/20/2037 (z)	106
1,421	Series 2007-53, Class ES, IF, IO, 5.32%, 09/20/2037 (z)	238
408	Series 2007-53, Class SW, IF, 16.51%, 09/20/2037 (z)	556
2,192	Series 2007-57, Class PO, PO, 03/20/2037	1,980
1,975	Series 2007-67, Class SI, IF, IO, 5.28%, 11/20/2037 (z)	311
246	Series 2007-71, Class SB, IF, IO, 5.47%, 07/20/2036 (z)	4
1,564	Series 2007-72, Class US, IF, IO, 5.32%, 11/20/2037 (z)	265
1,777	Series 2007-73, Class MI, IF, IO, 4.77%, 11/20/2037 (z)	300
1,662	Series 2007-74, Class SL, IF, IO, 5.31%, 11/16/2037 (z)	243
3,425	Series 2007-76, Class SB, IF, IO, 5.27%, 11/20/2037 (z)	579
2,461	Series 2007-79, Class SY, IF, IO, 5.32%, 12/20/2037 (z)	432
116	Series 2008-1, Class PO, PO, 01/20/2038	98

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	51

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
196	Series 2008-7, Class SK, IF, 16.26%, 11/20/2037 (z)	285
276	Series 2008-7, Class SP, IF, 10.94%, 10/20/2037 (z)	332
392	Series 2008-17, Class IO, IO, 5.50%, 02/20/2038	69
359	Series 2008-20, Class PO, PO, 09/20/2037	345
389	Series 2008-29, Class PO, PO, 02/17/2033	371
2,638	Series 2008-32, Class PI, IO, 5.50%, 10/16/2037	321
906	Series 2008-33, Class XS, IF, IO, 6.47%, 04/16/2038 (z)	174
2,775	Series 2008-36, Class AY, 5.00%, 04/16/2023	2,835
2,452	Series 2008-36, Class SH, IF, IO, 5.07%, 04/20/2038 (z)	362
7,929	Series 2008-40, Class SA, IF, IO, 5.17%, 05/16/2038 (z)	1,378
13	Series 2008-43, Class NA, 5.50%, 11/20/2037	14
1,222	Series 2008-50, Class KB, 6.00%, 06/20/2038	1,395
607	Series 2008-55, Class SA, IF, IO, 4.97%, 06/20/2038 (z)	92
2,168	Series 2008-60, Class CS, IF, IO, 4.92%, 07/20/2038 (z)	357
41	Series 2008-60, Class PO, PO, 01/20/2038	41
2,336	Series 2008-69, Class QD, 5.75%, 07/20/2038	2,486
785	Series 2008-71, Class SC, IF, IO, 4.77%, 08/20/2038 (z)	117
2,570	Series 2008-76, Class US, IF, IO, 4.67%, 09/20/2038 (z)	349
1,740	Series 2008-79, Class CS, IF, 5.57%, 06/20/2035 (z)	1,927
5,226	Series 2008-81, Class S, IF, IO, 4.97%, 09/20/2038 (z)	753
2,563	Series 2008-93, Class AS, IF, IO, 4.47%, 12/20/2038 (z)	356
4,717	Series 2008-95, Class DS, IF, IO, 6.07%, 12/20/2038 (z)	907
1,488	Series 2008-96, Class SL, IF, IO, 4.77%, 12/20/2038 (z)	196
1,158	Series 2009-6, Class SA, IF, IO, 4.87%, 02/16/2039 (z)	160
1,307	Series 2009-6, Class SH, IF, IO, 4.81%, 02/20/2039 (z)	202
2,148	Series 2009-10, Class SA, IF, IO, 4.72%, 02/20/2039 (z)	285

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

334	Series 2009-10, Class SL, IF, IO, 5.27%, 03/16/2034 (z)	6
1,854	Series 2009-11, Class SC, IF, IO, 4.92%, 02/16/2039 (z)	218
680	Series 2009-14, Class KI, IO, 6.50%, 03/20/2039	153
1,511	Series 2009-14, Class NI, IO, 6.50%, 03/20/2039	394
3,969	Series 2009-22, Class SA, IF, IO, 5.04%, 04/20/2039 (z)	519
778	Series 2009-24, Class DS, IF, IO, 5.07%, 03/20/2039 (z)	40
1,118	Series 2009-25, Class SE, IF, IO, 6.37%, 09/20/2038 (z)	211
2,203	Series 2009-31, Class TS, IF, IO, 5.07%, 03/20/2039 (z)	234
482	Series 2009-33, Class CI, IO, 5.50%, 05/20/2039	89
631	Series 2009-33, Class TI, IO, 6.00%, 05/20/2039	131
538	Series 2009-35, Class SN, IF, IO, 5.17%, 12/16/2038 (z)	22
12,504	Series 2009-35, Class ZB, 5.50%, 05/16/2039	14,717
2,973	Series 2009-42, Class SC, IF, IO, 4.85%, 06/20/2039 (z)	435
2,091	Series 2009-43, Class SA, IF, IO, 4.72%, 06/20/2039 (z)	304
3,551	Series 2009-64, Class SN, IF, IO, 4.87%, 07/16/2039 (z)	438
706	Series 2009-65, Class IQ, IO, 6.00%, 12/20/2038	84
3,285	Series 2009-72, Class SM, IF, IO, 5.02%, 08/16/2039 (z)	531
2,753	Series 2009-75, Class MN, 5.50%, 09/20/2039	3,389
3,255	Series 2009-79, Class OK, PO, 11/16/2037	2,992
5,060	Series 2009-81, Class SB, IF, IO, 4.86%, 09/20/2039 (z)	724
3,447	Series 2009-102, Class SM, IF, IO, 5.17%, 06/16/2039 (z)	219
2,027	Series 2009-104, Class AB, 7.00%, 08/16/2039	2,255
4,020	Series 2009-106, Class AS, IF, IO, 5.17%, 11/16/2039 (z)	614
15,462	Series 2009-106, Class ST, IF, IO, 4.77%, 02/20/2038 (z)	2,526
2,256	Series 2009-121, Class VA, 5.50%, 11/20/2020	2,293
906	Series 2010-14, Class AO, PO, 12/20/2032	880

SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
646	Series 2010-14, Class BO, PO, 11/20/2035	557
2,056	Series 2010-14, Class CO, PO, 08/20/2035	1,867
1,326	Series 2010-14, Class QP, 6.00%, 12/20/2039	1,350
1,759	Series 2010-41, Class WA, 5.82%, 10/20/2033 (z)	1,983
907	Series 2010-103, Class WA, 5.72%, 08/20/2034 (z)	1,014
1,219	Series 2010-129, Class AW, 6.08%, 04/20/2037 (z)	1,359
5,878	Series 2010-130, Class CP, 7.00%, 10/16/2040	6,830
7,771	Series 2010-157, Class OP, PO, 12/20/2040	6,895
601	Series 2011-22, Class WA, 5.93%, 02/20/2037 (z)	665
4,602	Series 2011-43, Class ZQ, 5.50%, 01/16/2033	5,128
3,881	Series 2011-75, Class SM, IF, IO, 5.37%, 05/20/2041 (z)	762
2,092	Series 2011-97, Class WA, 6.10%, 11/20/2038 (z)	2,352
2,871	Series 2011-137, Class WA, 5.55%, 07/20/2040 (z)	3,242
1,500	Series 2011-157, Class UY, 3.00%, 12/20/2041	1,507
7,251	Series 2011-163, Class WA, 5.85%, 12/20/2038 (z)	8,215
2,349	Series 2011-H05, Class FB, 1.72%, 12/20/2060 (z)	2,347
2,992	Series 2011-H06, Class FA, 1.67%, 02/20/2061 (z)	2,989
3,307	Series 2011-H19, Class FA, 1.69%, 08/20/2061 (z)	3,305
3,468	Series 2012-59, Class WA, 5.57%, 08/20/2038 (z)	3,950
4,294	Series 2012-141, Class WA, 4.53%, 11/16/2041 (z)	4,680
3,261	Series 2012-141, Class WB, 3.96%, 09/16/2042 (z)	3,449
4,652	Series 2012-141, Class WC, 3.71%, 01/20/2042 (z)	4,872
10,331	Series 2012-H08, Class FB, 1.82%, 03/20/2062 (z)	10,365
7,351	Series 2012-H08, Class FS, 1.92%, 04/20/2062 (z)	7,398
60,816	Series 2012-H10, Class FA, 1.77%, 12/20/2061 (z)	60,874
2,162	Series 2012-H15, Class FA, 1.67%, 05/20/2062 (z)	2,165

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

2,335	Series 2012-H18, Class NA, 1.74%, 08/20/2062 (z)	2,334
15,653	Series 2012-H21, Class CF, 1.92%, 05/20/2061 (z)	15,693
21,219	Series 2012-H22, Class FD, 1.69%, 01/20/2061 (z)	21,253
1,658	Series 2012-H24, Class FA, 1.67%, 03/20/2060 (z)	1,659
5,761	Series 2012-H24, Class FD, 1.81%, 09/20/2062 (z)	5,772
3,831	Series 2012-H24, Class FE, 1.82%, 10/20/2062 (z)	3,847
7,757	Series 2012-H24, Class FG, 1.65%, 04/20/2060 (z)	7,767
9,602	Series 2012-H26, Class JA, 1.77%, 10/20/2061 (z)	9,622
12,072	Series 2012-H26, Class MA, 1.77%, 07/20/2062 (z)	12,091
5,511	Series 2012-H27, Class FB, 1.72%, 10/20/2062 (z)	5,520
22,290	Series 2012-H28, Class FA, 1.80%, 09/20/2062 (z)	22,353
26,466	Series 2012-H29, Class FA, 1.74%, 10/20/2062 (z)	26,463
1,459	Series 2012-H30, Class JA, 1.70%, 01/20/2060 (z)	1,459
875	Series 2012-H30, Class PA, 1.67%, 11/20/2059 (z)	876
23,616	Series 2012-H31, Class FD, 1.56%, 12/20/2062 (z)	23,464
4,495	Series 2013-26, Class AK, 4.66%, 09/20/2041 (z)	4,875
2,396	Series 2013-54, Class WA, 4.73%, 11/20/2042 (z)	2,590
1,648	Series 2013-75, Class WA, 5.22%, 06/20/2040 (z)	1,809
2,640	Series 2013-91, Class WA, 4.49%, 04/20/2043 (z)	2,799
3,874	Series 2013-147, Class BE, 4.00%, 12/20/2039	4,245
25,129	Series 2013-H01, Class FA, 1.65%, 01/20/2063	25,022
11,517	Series 2013-H01, Class JA, 1.54%, 01/20/2063 (z)	11,434
684	Series 2013-H02, Class HF, 1.52%, 11/20/2062 (z)	684
593	Series 2013-H03, Class FA, 1.52%, 08/20/2060 (z)	593
2,417	Series 2013-H04, Class SA, 1.64%, 02/20/2063 (z)	2,405

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	53

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
3,186	Series 2013-H07, Class GA, 1.69%, 03/20/2063 (z)	3,179
9,581	Series 2013-H07, Class HA, 1.63%, 03/20/2063 (z)	9,539
3,968	Series 2013-H07, Class MA, 1.77%, 04/20/2062 (z)	3,977
13,750	Series 2013-H08, Class FC, 1.67%, 02/20/2063 (z)	13,711
10,914	Series 2013-H09, Class HA, 1.65%, 04/20/2063	10,794
2,983	Series 2013-H14, Class FC, 1.69%, 06/20/2063 (z)	2,978
2,755	Series 2013-H14, Class FG, 1.69%, 05/20/2063 (z)	2,749
6,559	Series 2014-6, Class W, 5.48%, 01/20/2039 (z)	7,209
5,187	Series 2014-41, Class W, 4.64%, 10/20/2042 (z)	5,597
4,735	Series 2014-188, Class W, 4.65%, 10/20/2041 (z)	5,096
19,700	Series 2014-H01, Class FD, 1.87%, 01/20/2064 (z)	19,778
14,163	Series 2014-H05, Class FA, 1.91%, 02/20/2064 (z)	14,262
4,710	Series 2014-H06, Class HB, 1.87%, 03/20/2064 (z)	4,734
13,957	Series 2014-H09, Class TA, 1.82%, 04/20/2064 (z)	13,987
21,562	Series 2014-H10, Class TA, 1.82%, 04/20/2064 (z)	21,625
23,560	Series 2014-H11, Class VA, 1.72%, 06/20/2064 (z)	23,520
22,384	Series 2014-H15, Class FA, 1.72%, 07/20/2064 (z)	22,347
17,071	Series 2014-H17, Class FC, 1.72%, 07/20/2064 (z)	17,042
21,019	Series 2014-H19, Class FE, 1.69%, 09/20/2064 (z)	20,957
8,663	Series 2014-H20, Class LF, 1.82%, 10/20/2064 (z)	8,644
5,251	Series 2015-91, Class W, 5.25%, 05/20/2040 (z)	5,815
6,574	Series 2015-137, Class WA, 5.48%, 01/20/2038 (z)	7,378
11,685	Series 2015-H02, Class FB, 1.72%, 12/20/2064 (z)	11,668
10,866	Series 2015-H03, Class FA, 1.72%, 12/20/2064 (z)	10,853
36,931	Series 2015-H05, Class FC, 1.70%, 02/20/2065 (z)	36,835

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

23,065	Series 2015-H06, Class FA, 1.70%, 02/20/2065 (z)	23,015
16,627	Series 2015-H07, Class ES, 02/20/2065 (z)	16,588
53,895	Series 2015-H08, Class FC, 1.56%, 03/20/2065 (z)	53,757
42,289	Series 2015-H10, Class FC, 1.70%, 04/20/2065 (z)	42,176
25,473	Series 2015-H12, Class FA, 1.70%, 05/20/2065 (z)	25,408
11,699	Series 2015-H15, Class FD, 1.66%, 06/20/2065 (z)	11,645
17,534	Series 2015-H15, Class FJ, 1.66%, 06/20/2065 (z)	17,455
23,324	Series 2015-H16, Class FG, 1.66%, 07/20/2065 (z)	23,223
27,984	Series 2015-H16, Class FL, 1.66%, 07/20/2065 (z)	27,853
19,093	Series 2015-H18, Class FA, 1.67%, 06/20/2065 (z)	19,029
18,851	Series 2015-H20, Class FA, 1.69%, 08/20/2065 (z)	18,792
5,658	Series 2015-H26, Class FG, 1.74%, 10/20/2065 (z)	5,654
12,224	Series 2015-H32, Class FH, 1.88%, 12/20/2065 (z)	12,299
57,399	Series 2016-H07, Class FA, 1.97%, 03/20/2066 (z)	58,007
14,483	Series 2016-H07, Class FB, 1.97%, 03/20/2066 (z)	14,636
27,021	Series 2016-H11, Class FD, 2.20%, 05/20/2066 (z)	27,307
18,845	Series 2016-H26, Class FC, 2.22%, 12/20/2066 (z)	19,210
81,109	Series 2017-H08, Class XI, IO, 2.08%, 03/20/2067 (z)	10,696
64,799	Series 2017-H14, Class XI, IO, 1.71%, 06/20/2067 (z)	6,672
	GSMPS Mortgage Loan Trust,
594	Series 2004-4, Class 1AF, 1.63%, 06/25/2034 (e) (z)	538
1,086	Series 2005-RP2, Class 1AF, 1.58%, 03/25/2035 (e) (z)	991
6,746	Series 2005-RP3, Class 1AF, 1.58%, 09/25/2035 (e) (z)	5,877
4,973	Series 2005-RP3, Class 1AS, IO, 3.40%, 09/25/2035 (e) (z) (bb)	548
	GSR Mortgage Loan Trust,
397	Series 2003-3F, Class 4A3, 5.75%, 04/25/2033	413

SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
88	Series 2003-6F, Class A2, 1.63%, 09/25/2032 (z)	87
869	Series 2004-13F, Class 3A3, 6.00%, 11/25/2034	890
1,050	Series 2004-6F, Class 2A4, 5.50%, 05/25/2034	1,079
661	Series 2004-6F, Class 3A4, 6.50%, 05/25/2034	703
346	Series 2005-5F, Class 8A3, 1.73%, 06/25/2035 (z)	328
1,743	Series 2005-7F, Class 3A9, 6.00%, 09/25/2035	1,850
124	Series 2005-AR6, Class 3A1, 3.25%, 09/25/2035 (z)	125
776	Series 2006-1F, Class 1A3, 5.50%, 02/25/2036	746
3,829	Series 2006-1F, Class 2A4, 6.00%, 02/25/2036	3,431
2,891	Series 2007-1F, Class 2A4, 5.50%, 01/25/2037	2,869
38,825	Headlands Residential LLC, Series 2017-RPL1, Class A, SUB, 3.88%, 08/25/2022 (e)	38,825
4,336	Homeowner Assistance Program Reverse Mortgage Loan Trust, Series 2013-RM1, Class A, 4.00%, 05/26/2053 (e) (bb)	4,316
1,158	Impac CMB Trust, Series 2005-4, Class 2A1, 1.83%, 05/25/2035 (z)	1,147
	Impac Secured Assets CMN Owner Trust,
786	Series 2003-2, Class A1, 5.50%, 08/25/2033	814
22	Series 2004-3, Class 1A4, 2.03%, 11/25/2034 (z)	21
	Impac Secured Assets Trust,
4,156	Series 2006-1, Class 2A1, 1.58%, 05/25/2036 (z)	3,949
3,448	Series 2006-2, Class 2A1, 1.58%, 08/25/2036 (z)	3,373
	JP Morgan Mortgage Trust,
550	Series 2004-A3, Class 4A1, 3.84%, 07/25/2034 (z)	567
721	Series 2004-A4, Class 1A1, 3.82%, 09/25/2034 (z)	740
167	Series 2004-S1, Class 1A7, 5.00%, 09/25/2034	170
1,672	Series 2005-A1, Class 3A4, 3.56%, 02/25/2035 (z)	1,715
8,367	Series 2006-A2, Class 4A1, 3.73%, 08/25/2034 (z)	8,449
4,657	Series 2006-A2, Class 5A3, 3.22%, 11/25/2033 (z)	4,734

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

1,039	Series 2006-A3, Class 6A1, 3.57%, 08/25/2034 (z)	1,046
1,036	Series 2007-A1, Class 5A1, 3.48%, 07/25/2035 (z)	1,061
415	Series 2007-A1, Class 5A2, 3.48%, 07/25/2035 (z)	426
	Lehman Mortgage Trust,
707	Series 2006-2, Class 1A1, 5.84%, 04/25/2036 (z)	640
463	Series 2007-6, Class 1A8, 6.00%, 07/25/2037	435
3,509	Series 2008-2, Class 1A6, 6.00%, 03/25/2038	2,558
	MASTR Adjustable Rate Mortgages Trust,
747	Series 2004-3, Class 4A2, 3.07%, 04/25/2034 (z)	702
2,169	Series 2004-13, Class 2A1, 3.18%, 04/21/2034 (z)	2,218
435	Series 2004-15, Class 3A1, 3.87%, 12/25/2034 (z)	424
	MASTR Alternative Loan Trust,
587	Series 2003-9, Class 2A1, 6.00%, 12/25/2033	609
245	Series 2003-9, Class 8A1, 6.00%, 01/25/2034	253
599	Series 2004-3, Class 2A1, 6.25%, 04/25/2034	624
2,105	Series 2004-3, Class 3A1, 6.00%, 04/25/2034	2,210
336	Series 2004-6, Class 30PO, PO, 07/25/2034 (bb)	275
216	Series 2004-6, Class 7A1, 6.00%, 07/25/2034	214
269	Series 2004-7, Class 30PO, PO, 08/25/2034 (bb)	223
244	Series 2004-8, Class 6A1, 5.50%, 09/25/2019	247
71	Series 2004-10, Class 1A1, 4.50%, 09/25/2019	71
495	Series 2005-6, Class 3A1, 5.50%, 11/25/2020	485
	MASTR Asset Securitization Trust,
16	Series 2003-11, Class 3A1, 4.50%, 12/25/2018	16
41	Series 2003-12, Class 30PO, PO, 12/25/2033 (bb)	38
157	Series 2003-12, Class 6A1, 5.00%, 12/25/2033	158
34	Series 2004-1, Class 30PO, PO, 02/25/2034 (bb)	29

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	55

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
653		Series 2004-4, Class 1A6, 5.25%, 12/26/2033	675
6		Series 2004-4, Class 3A1, 4.50%, 04/25/2019	5
18		Series 2004-6, Class 15PO, PO, 07/25/2019 (bb)	18
70		Series 2004-8, Class 1A1, 4.75%, 08/25/2019	71
15		Series 2004-8, Class PO, PO, 08/25/2019 (bb)	14
135		Series 2004-9, Class 5A1, 5.25%, 09/25/2019	136
268		Series 2004-P7, Class A6, 5.50%, 12/27/2033 (e)	277
		MASTR Reperforming Loan Trust,
9,192		Series 2005-2, Class 1A1F, 1.58%, 05/25/2035 (e) (z)	7,793
1,110		Series 2006-2, Class 1A1, 4.45%, 05/25/2036 (e) (z)	1,027
358		MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/2035 (e) (bb)	283
		Merrill Lynch Mortgage Investors Trust,
639		Series 2003-A5, Class 2A6, 3.37%, 08/25/2033 (z)	650
1,137		Series 2003-E, Class A1, 1.85%, 10/25/2028 (z)	1,110
2,650		Series 2003-F, Class A1, 1.87%, 10/25/2028 (z)	2,599
1,238		Series 2004-1, Class 2A1, 3.13%, 12/25/2034 (z)	1,247
496		Series 2004-A, Class A1, 1.69%, 04/25/2029 (z)	478
1,099		Series 2004-A4, Class A2, 3.29%, 08/25/2034 (z)	1,125
1,121		Series 2004-C, Class A2, 2.05%, 07/25/2029 (z)	1,068
1,924		Series 2005-A2, Class A1, 2.97%, 02/25/2035 (z)	1,901
1,880		Merrill Lynch Mortgage-Backed Securities Trust, Series 2007-3, Class 1A3, 2.23%, 06/25/2037 (z)	1,843
2		ML Trust XLVII, Series 47, Class Z, 8.99%, 10/20/2020 (bb)	2
		Morgan Stanley Mortgage Loan Trust,
2,438		Series 2004-3, Class 4A, 5.67%, 04/25/2034 (z)	2,569
447		Series 2004-9, Class 4A, 4.60%, 10/25/2019 (z)	438
—	(h)	Morgan Stanley Mortgage Trust, Series 35, Class 2, HB, IF, 3,727.66%, 04/20/2021 (z)	—	(h)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

829		MortgageIT Trust, Series 2005-1, Class 1A1, 1.87%, 02/25/2035 (z)	804
		MRFC Mortgage Pass-Through Trust,
2,920		Series 2000-TBC2, Class A1, 1.71%, 06/15/2030 (z)	2,790
613		Series 2000-TBC3, Class A1, 1.67%, 12/15/2030 (z)	594
634		NACC Reperforming Loan REMIC Trust, Series 2004-R2, Class A1, 6.50%, 10/25/2034 (e) (z)	620
		NCUA Guaranteed Notes Trust,
13,774		Series 2010-R3, Class 1A, 1.79%, 12/08/2020 (z)	13,803
1,824		Series 2010-R3, Class 3A, 2.40%, 12/08/2020	1,832
		Nomura Asset Acceptance Corp. Alternative Loan Trust,
292		Series 2003-A1, Class A1, 5.50%, 05/25/2033	296
190		Series 2003-A1, Class A2, 6.00%, 05/25/2033	194
69		Series 2003-A1, Class A5, 7.00%, 04/25/2033	71
—	(h)	Series 2003-A1, Class A7, 5.00%, 04/25/2018	—	(h)
2		PaineWebber CMO Trust, Series P, Class 4, 8.50%, 08/01/2019	3
997		Prime Mortgage Trust, Series 2004-CL1, Class 1A1, 6.00%, 02/25/2034	1,044
345		Provident Funding Mortgage Loan Trust, Series 2005-1, Class 2A1, 3.42%, 05/25/2035 (z)	337
		RALI Trust,
8		Series 2002-QS16, Class A3, IF, 14.04%, 10/25/2017 (z)	8
23		Series 2003-QS3, Class A2, IF, 13.78%, 02/25/2018 (z)	24
107		Series 2003-QS9, Class A3, IF, IO, 6.32%, 05/25/2018 (z) (bb)	2
79		Series 2003-QS12, Class A2A, IF, IO, 6.37%, 06/25/2018 (z) (bb)	1
24		Series 2003-QS12, Class A5, IO, 5.00%, 06/25/2018 (bb)	—	(h)
247		Series 2003-QS14, Class A1, 5.00%, 07/25/2018	247
76		Series 2003-QS18, Class A1, 5.00%, 09/25/2018	76
5,982		Series 2004-QS7, Class A4, 5.50%, 05/25/2034	6,064

SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
1,316	Series 2005-QA6, Class A32, 4.55%, 05/25/2035 (z)	1,105
198	Series 2007-QS1, Class 1A1, 6.00%, 01/25/2037	184
	RBSSP Resecuritization Trust,
2,889	Series 2009-1, Class 1A1, 6.50%, 02/26/2036 (e) (z)	3,050
624	Series 2009-2, Class 1A1, 7.00%, 08/26/2037 (e) (z)	641
3,043	Series 2009-12, Class 1A1, 5.61%, 11/25/2033 (e) (z)	3,128
270	Series 2010-9, Class 3A1, 5.00%, 10/26/2034 (e) (z)	271
82	Reperforming Loan REMIC Trust, Series 2005-R1, Class 2APO, PO, 03/25/2035 (e) (bb)	72
	Residential Asset Securitization Trust,
122	Series 2003-A8, Class A5, 4.25%, 10/25/2018	122
8	Series 2003-A14, Class A1, 4.75%, 02/25/2019	7
7,976	Series 2005-A2, Class A4, IF, IO, 3.82%, 03/25/2035 (z) (bb)	841
736	Series 2006-A4, Class 2A5, 6.00%, 05/25/2036	708
	RFMSI Trust,
14	Series 2003-S14, Class A4, PO, 07/25/2018 (bb)	14
44	Series 2003-S16, Class A3, 5.00%, 09/25/2018	44
615	Series 2005-SA4, Class 1A1, 3.54%, 09/25/2035 (z)	510
	Sequoia Mortgage Trust,
1,339	Series 2004-8, Class A1, 1.93%, 09/20/2034 (z)	1,284
1,887	Series 2004-8, Class A2, 2.20%, 09/20/2034 (z)	1,858
577	Series 2004-10, Class A1A, 1.85%, 11/20/2034 (z)	572
1,768	Series 2004-11, Class A1, 1.83%, 12/20/2034 (z)	1,740
1,352	Series 2004-12, Class A3, 1.75%, 01/20/2035 (z)	1,254
	Springleaf Mortgage Loan Trust,
4,050	Series 2013-2A, Class A, 1.78%, 12/25/2065 (e) (z)	4,044
7,808	Series 2013-2A, Class M1, 3.52%, 12/25/2065 (e) (z)	7,791
225	Series 2013-3A, Class A, 1.87%, 09/25/2057 (e) (z)	225

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

10,968	Series 2013-3A, Class M1, 3.79%, 09/25/2057 (e) (z) (bb)	10,995
	Structured Asset Mortgage Investments II Trust,
1,685	Series 2004-AR5, Class 1A1, 1.89%, 10/19/2034 (z)	1,623
5,728	Series 2005-AR5, Class A3, 1.48%, 07/19/2035 (z)	5,513
	Structured Asset Securities Corp.,
1,897	Series 2003-37A, Class 2A, 3.09%, 12/25/2033 (z)	1,893
2,209	Series 2004-4XS, Class 1A5, SUB, 5.38%, 02/25/2034	2,247
833	Series 2005-RF3, Class 1A, 1.58%, 06/25/2035 (e) (z)	728
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
149	Series 2003-29, Class 1A1, 4.75%, 09/25/2018	150
194	Series 2003-30, Class 1A1, 5.50%, 10/25/2033	195
2,259	Series 2003-33H, Class 1A1, 5.50%, 10/25/2033	2,299
610	Series 2003-34A, Class 3A3, 3.37%, 11/25/2033 (z)	615
4,231	Series 2004-5H, Class A4, 5.54%, 12/25/2033	4,336
	Thornburg Mortgage Securities Trust,
4,149	Series 2003-4, Class A1, 1.87%, 09/25/2043 (z)	4,007
2,857	Series 2004-4, Class 3A, 2.66%, 12/25/2044 (z)	2,864
	Vendee Mortgage Trust,
3,261	Series 1993-1, Class ZB, 7.25%, 02/15/2023	3,594
860	Series 1994-1, Class 1, 5.36%, 02/15/2024 (z)	915
2,426	Series 1994-1, Class 2ZB, 6.50%, 02/15/2024	2,654
1,275	Series 1996-1, Class 1Z, 6.75%, 02/15/2026	1,439
586	Series 1996-2, Class 1Z, 6.75%, 06/15/2026	657
1,806	Series 1997-1, Class 2Z, 7.50%, 02/15/2027	2,074
1,159	Series 1998-1, Class 2E, 7.00%, 03/15/2028	1,342
	WaMu Mortgage Pass-Through Certificates,
292	Series 2003-S4, Class 2A10, IF, 14.07%, 06/25/2033 (z)	362

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	57

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
24	Series 2003-S10, Class A2, 5.00%, 10/25/2018	24
606	Series 2004-RS2, Class A4, 5.00%, 11/25/2033	615
	WaMu Mortgage Pass-Through Certificates Trust,
1,011	Series 2003-AR7, Class A7, 3.13%, 08/25/2033 (z)	1,020
5,345	Series 2003-AR9, Class 1A6, 3.09%, 09/25/2033 (z)	5,440
1,152	Series 2003-AR9, Class 2A, 3.24%, 09/25/2033 (z)	1,164
2,999	Series 2003-AR11, Class A6, 2.90%, 10/25/2033 (z)	3,029
894	Series 2003-S1, Class A5, 5.50%, 04/25/2033	916
107	Series 2003-S8, Class A5, 4.50%, 09/25/2018	107
38	Series 2003-S8, Class A6, 4.50%, 09/25/2018	38
3,659	Series 2003-S9, Class A8, 5.25%, 10/25/2033	3,811
80	Series 2003-S9, Class P, PO, 10/25/2033 (bb)	70
49	Series 2003-S13, Class 23A1, 1.78%, 12/25/2018 (z)	48
1,481	Series 2004-AR3, Class A1, 3.15%, 06/25/2034 (z)	1,506
1,903	Series 2004-AR3, Class A2, 3.15%, 06/25/2034 (z)	1,935
243	Series 2004-CB2, Class 5A, 5.00%, 07/25/2019	245
262	Series 2004-CB2, Class 7A, 5.50%, 08/25/2019	264
3,457	Series 2004-S2, Class 2A4, 5.50%, 06/25/2034	3,583
543	Series 2004-S3, Class 1A5, 5.00%, 07/25/2034	555
779	Series 2006-AR8, Class 1A2, 3.22%, 08/25/2046 (z)	734
133	Series 2006-AR10, Class 2P, 3.24%, 09/25/2036 (z) (bb)	113
	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust,
1,148	Series 2005-1, Class 1A1, 5.50%, 03/25/2035	1,152
138	Series 2005-1, Class CP, PO, 03/25/2035 (bb)	108
8,745	Series 2005-2, Class 1A4, IF, IO, 3.82%, 04/25/2035 (z) (bb)	1,266
2,358	Series 2005-2, Class 2A3, IF, IO, 3.77%, 04/25/2035 (z) (bb)	323

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

3,008	Series 2005-4, Class CB7, 5.50%, 06/25/2035	2,833
2,885	Series 2005-4, Class CX, IO, 5.50%, 06/25/2035 (bb)	579
593	Series 2005-6, Class 2A4, 5.50%, 08/25/2035	575
231	Series 2006-1, Class 3A2, 5.75%, 02/25/2036	218
	Washington Mutual MSC Mortgage Pass-Through Certificates Trust,
13	Series 2003-MS5, Class 1A4, 1.73%, 03/25/2018 (z)	14
9	Series 2003-MS7, Class P, PO, 03/25/2033 (bb)	7
	Wells Fargo Alternative Loan Trust,
90	Series 2003-1, Class APO, PO, 09/25/2033 (bb)	82
286	Series 2007-PA3, Class 1A2, 5.75%, 07/25/2037	264
	Wells Fargo Mortgage-Backed Securities Trust,
1,987	Series 2003-K, Class 1A1, 2.96%, 11/25/2033 (z)	2,009
76	Series 2003-K, Class 1A2, 2.96%, 11/25/2033 (z)	77
344	Series 2003-L, Class 2A1, 2.94%, 11/25/2033 (z)	340
466	Series 2004-4, Class A9, 5.50%, 05/25/2034	475
780	Series 2004-B, Class A1, 3.03%, 02/25/2034 (z)	782
1,529	Series 2004-EE, Class 2A1, 3.29%, 12/25/2034 (z)	1,551
1,040	Series 2004-EE, Class 2A2, 3.29%, 12/25/2034 (z)	1,066
1,856	Series 2004-EE, Class 3A1, 3.64%, 12/25/2034 (z)	1,924
606	Series 2004-EE, Class 3A2, 3.64%, 12/25/2034 (z)	628
2,732	Series 2004-I, Class 1A1, 3.28%, 07/25/2034 (z)	2,776
7,061	Series 2004-P, Class 2A1, 3.53%, 09/25/2034 (z)	7,224
3,045	Series 2004-S, Class A1, 3.38%, 09/25/2034 (z)	3,104
1,015	Series 2004-V, Class 1A1, 3.39%, 10/25/2034 (z)	1,027
1,302	Series 2004-V, Class 1A2, 3.39%, 10/25/2034 (z)	1,339
756	Series 2005-14, Class 1A1, 5.50%, 12/25/2035	779
119	Series 2005-14, Class 2APO, PO, 12/25/2035 (bb)	105

SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
12,630	Series 2005-AR3, Class 1A1, 3.38%, 03/25/2035 (z)	12,954
1,469	Series 2005-AR8, Class 2A1, 3.35%, 06/25/2035 (z)	1,501
291	Series 2007-7, Class A7, 6.00%, 06/25/2037	293
1,784	Series 2007-11, Class A14, 6.00%, 08/25/2037	1,785

	Total Collateralized Mortgage Obligations (Cost $2,883,260)	2,958,418

Commercial Mortgage-Backed Securities — 5.4%
	A10 Securitization LLC,
1,564	Series 2015-1, Class A2, 3.13%, 04/15/2034 (e)	1,568
2,625	Series 2015-1, Class B, 4.12%, 04/15/2034 (e)	2,626
	BAMLL Commercial Mortgage Securities Trust,
7,026	Series 2012-PARK, Class A, 2.96%, 12/10/2030 (e)	7,231
7,700	Series 2014-520M, Class C, 4.35%, 08/15/2046 (e) (z) (bb)	7,492
	BAMLL Re-REMIC Trust,
16,252	Series 2014-FRR5, Class A714, PO, 01/27/2047 (e)	14,467
7,484	Series 2015-FR11, Class AK25, 2.76%, 09/27/2045 (e) (z)	7,010
9,619	Series 2016-FR13, Class A, 1.71%, 08/27/2045 (e) (z)	8,733
21,129	Series 2016-FR16, Class A, 1.00%, 05/27/2021 (e) (z)	19,556
10,251	Banc of America Commercial Mortgage Trust, Series 2006-5, Class XC, IO, 0.79%, 09/10/2047 (e) (z) (bb)	—	(h)
31,503	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-5, Class XC, IO, 0.08%, 10/10/2045 (e) (z) (bb)	—	(h)
	BB-UBS Trust,
23,898	Series 2012-SHOW, Class A, 3.43%, 11/05/2036 (e)	24,821
4,949	Series 2012-TFT, Class A, 2.89%, 06/05/2030 (e)	4,930
	Bear Stearns Commercial Mortgage Securities Trust,
19,928	Series 2006-PW14, Class X1, IO, 0.53%, 12/11/2038 (e) (z) (bb)	33
117,377	Series 2007-T26, Class X1, IO, 0.08%, 01/12/2045 (e) (z) (bb)	92
6,073	CD Commercial Mortgage Trust, Series 2007-CD4, Class XC, IO, 0.74%, 12/11/2049 (e) (z) (bb)	—	(h)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

27,981	CD Mortgage Trust, Series 2006-CD3, Class XS, IO, 0.76%, 10/15/2048 (e) (z) (bb)	319
3,388	Citigroup Commercial Mortgage Trust, Series 2013-SMP, Class A, 2.11%, 01/12/2030 (e)	3,388
9,641	COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class IO, IO, 1.25%, 08/15/2048 (z) (bb)	80
	Commercial Mortgage Trust,
1,116	Series 2006-GG7, Class AM, 5.96%, 07/10/2038 (z)	1,115
25,283	Series 2012-CR2, Class XA, IO, 1.84%, 08/15/2045 (z) (bb)	1,693
4,484	Series 2013-300P, Class A1, 4.35%, 08/10/2030 (e)	4,927
6,150	Series 2013-SFS, Class A2, 3.09%, 04/12/2035 (e) (z)	6,293
13,800	Series 2014-CR19, Class A5, 3.80%, 08/10/2047	14,719
7,748	Series 2014-PAT, Class A, 2.03%, 08/13/2027 (e) (z)	7,750
10,196	Series 2014-TWC, Class A, 2.08%, 02/13/2032 (e) (z)	10,218
2,850	Series 2014-TWC, Class B, 2.83%, 02/13/2032 (e) (z) (bb)	2,861
9,250	Series 2015-CR24, Class A5, 3.70%, 08/10/2048	9,836
17,593	Series 2015-CR25, Class A4, 3.76%, 08/10/2048	18,774
22,308	Credit Suisse Commercial Mortgage Trust, Series 2007-C2, Class AX, IO, 0.10%, 01/15/2049 (e) (z) (bb)	—	(h)
16,830	CSMC OA LLC, Series 2014-USA, Class D, 4.37%, 09/15/2037 (e) (bb)	16,147
23,386	DBUBS 2011-LC2 Mortgage Trust, Series 2011-LC2A, Class XA, IO, 1.31%, 07/10/2044 (e) (z) (bb)	710
4,000	DBWF Mortgage Trust, Series 2015-LCM, Class A2, 3.54%, 06/10/2034 (e) (z)	4,058
4,112	FDIC Guaranteed Notes Trust, Series 2010-C1, Class A, 2.98%, 12/06/2020 (e)	4,121
	FHLMC, Multifamily Structured Pass-Through Certificates,
70,000	Series K037, Class A2, 3.49%, 01/25/2024	74,989
20,914	Series K038, Class A2, 3.39%, 03/25/2024	22,311
23,597	Series K052, Class A2, 3.15%, 11/25/2025	24,809
21,719	Series K065, Class A2, 3.24%, 04/25/2027	22,879

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	59

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
11,657	Series K065, Class AM, 3.33%, 05/25/2027	12,201
8,171	Series K066, Class A2, 3.12%, 06/25/2027	8,514
5,960	Series KJ02, Class A2, 2.60%, 09/25/2020	6,062
21,382	Series KJ09, Class A2, 2.84%, 09/25/2022	22,065
36,100	Series KPLB, Class A, 2.77%, 05/25/2025	36,827
14,000	Series KS01, Class A2, 2.52%, 01/25/2023	14,249
41,500	Series KSMC, Class A2, 2.62%, 01/25/2023	42,379
	FNMA ACES,
14,508	Series 2010-M1, Class A2, 4.45%, 09/25/2019	15,150
5,730	Series 2010-M3, Class A3, 4.33%, 03/25/2020 (z)	6,037
4,760	Series 2010-M7, Class A2, 3.66%, 11/25/2020	4,925
8,672	Series 2011-M1, Class A3, 3.76%, 06/25/2021	9,130
1,971	Series 2011-M2, Class A2, 3.65%, 04/25/2021	2,001
52,463	Series 2011-M2, Class A3, 3.76%, 04/25/2021	55,431
28,877	Series 2011-M4, Class A2, 3.73%, 06/25/2021	30,677
6,139	Series 2011-M8, Class A2, 2.92%, 08/25/2021	6,357
2,667	Series 2012-M11, Class FA, 1.77%, 08/25/2019 (z)	2,666
11,791	Series 2013-M7, Class A2, 2.28%, 12/27/2022	11,884
11,025	Series 2013-M9, Class A2, 2.39%, 01/25/2023 (z)	11,196
4,022	Series 2013-M13, Class A2, 2.64%, 04/25/2023 (z)	4,114
16,876	Series 2014-M2, Class A2, 3.51%, 12/25/2023 (z)	18,066
24,000	Series 2014-M3, Class A2, 3.50%, 01/25/2024 (z)	25,709
3,280	Series 2014-M9, Class A2, 3.10%, 07/25/2024 (z)	3,424
25,000	Series 2014-M12, Class ASV2, 2.61%, 10/25/2021 (z)	25,638
11,740	Series 2014-M13, Class A2, 3.02%, 08/25/2024 (z)	12,244
12,039	Series 2015-M1, Class A2, 2.53%, 09/25/2024	12,172
12,346	Series 2015-M2, Class A3, 3.15%, 12/25/2024 (z)	12,887

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

30,000	Series 2015-M3, Class A2, 2.72%, 10/25/2024	30,479
7,298	Series 2015-M7, Class A2, 2.59%, 12/25/2024	7,359
10,000	Series 2015-M8, Class A2, 2.90%, 01/25/2025 (z)	10,267
57,555	Series 2015-M10, Class A2, 3.09%, 04/25/2027 (z)	59,274
64,822	Series 2016-M1, Class A2, 2.94%, 01/25/2026 (z)	66,523
57,625	Series 2017-M3, Class A2, 2.57%, 12/25/2026 (z)	57,293
8,018	Series 2017-M5, Class A2, 3.30%, 04/25/2029	8,294
33,600	Series 2017-M8, Class A2, 3.06%, 05/25/2027 (z)	34,794
43,994	FNMA Grantor Trust, Series 2017-T1, Class A, 2.90%, 06/25/2027	44,556
	FORT CRE LLC,
9,370	Series 2016-1A, Class B, 3.98%, 05/21/2036 (e) (z)	9,409
14,100	Series 2016-1A, Class C, 4.48%, 05/21/2036 (e) (z)	14,126
	FREMF Mortgage Trust,
4,469	Series 2013-K31, Class C, 3.74%, 07/25/2046 (e) (z) (bb)	4,461
5,000	Series 2015-K47, Class B, 3.72%, 06/25/2048 (e) (z) (bb)	5,080
10,000	Series 2015-K51, Class B, 4.09%, 10/25/2048 (e) (z)	10,384
8,451	Series 2016-K56, Class B, 4.07%, 06/25/2049 (e) (z)	8,785
11,070	Series 2016-K722, Class B, 3.97%, 07/25/2049 (e) (z)	11,400
10,586	GS Mortgage Securities Corp. II, Series 2013-KING, Class A, 2.71%, 12/10/2027 (e)	10,753
	GS Mortgage Securities Corp. Trust,
67,725	Series 2012-SHOP, Class XA, IO, 1.44%, 06/05/2031 (e) (z) (bb)	1,332
4,384	Series 2013-NYC5, Class A, 2.32%, 01/10/2030 (e)	4,391
	GS Mortgage Securities Trust,
14,015	Series 2006-GG8, Class X, IO, 1.08%, 11/10/2039 (e) (z) (bb)	—	(h)
1,600	Series 2011-GC5, Class D, 5.57%, 08/10/2044 (e) (z) (bb)	1,587
	JP Morgan Chase Commercial Mortgage Securities Trust,
70,185	Series 2005-CB11, Class X1, IO, 0.04%, 08/12/2037 (e) (z) (bb)	41

SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
26,745	Series 2005-LDP5, Class X1, IO, 0.00%, 12/15/2044 (e) (z) (bb)	—	(h)
57,531	Series 2006-CB15, Class X1, IO, 0.48%, 06/12/2043 (z) (bb)	72
1,552	Series 2006-LDP9, Class A3SF, 1.38%, 05/15/2047 (z)	1,548
3,587	Series 2006-LDP9, Class AMS, 5.34%, 05/15/2047	3,555
472	Series 2007-C1, Class A4, 5.72%, 02/15/2051	472
59,006	Series 2007-LD12, Class X, IO, 0.00%, 02/15/2051 (z) (bb)	1
	JPMCC Re-REMIC Trust,
2,900	Series 2014-FRR1, Class BK10, 2.58%, 11/27/2049 (e) (z)	2,795
14,000	Series 2015-FRR2, Class AK36, 2.30%, 12/27/2046 (e) (z)	12,684
8,924	Ladder Capital Commercial Mortgage Trust, Series 2013-GCP, Class A2, 3.99%, 02/15/2036 (e)	9,481
11,818	LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class XW, IO, 0.46%, 02/15/2040 (z) (bb)	2
	ML-CFC Commercial Mortgage Trust,
11,015	Series 2006-4, Class XC, IO, 0.72%, 12/12/2049 (e) (z) (bb)	—	(h)
45	Series 2007-9, Class A4, 5.70%, 09/12/2049	45
18,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A3, 3.67%, 02/15/2047	18,915
	Morgan Stanley Capital I Trust,
21,541	Series 2006-IQ12, Class X1, IO, 0.65%, 12/15/2043 (e) (z) (bb)	—	(h)
56,012	Series 2007-HQ11, Class X, IO, 0.45%, 02/12/2044 (e) (z) (bb)	668
38,289	Series 2007-HQ13, Class X1, IO, 0.50%, 12/15/2044 (e) (z) (bb)	—	(h)
29,605	Series 2007-IQ13, Class X, IO, 0.99%, 03/15/2044 (e) (z) (bb)	48
4,687	Series 2011-C3, Class A3, 4.05%, 07/15/2049	4,844
5,608	Series 2012-C4, Class A3, 2.99%, 03/15/2045	5,715
	Morgan Stanley Re-REMIC Trust,
3,854	Series 2012-IO, Class AXA, 1.00%, 03/27/2051 (e)	3,855
86	Series 2012-XA, Class A, 2.00%, 07/27/2049 (e)	86
10,268	Series 2012-XA, Class B, 0.25%, 07/27/2049 (e) (bb)	9,660

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	PFP Ltd., (Cayman Islands),
5,712	Series 2015-2, Class A, 2.68%, 07/14/2034 (e) (z)	5,710
7,564	Series 2015-2, Class C, 4.48%, 07/14/2034 (e) (z) (bb)	7,577
4,646	Series 2015-2, Class D, 5.23%, 07/14/2034 (e) (z) (bb)	4,656
3,462	Series 2017-3, Class B, 2.98%, 01/14/2035 (e) (z) (bb)	3,467
4,000	Series 2017-3, Class C, 3.73%, 01/14/2035 (e) (z) (bb)	4,010
	RAIT Trust,
200	Series 2015-FL4, Class A, 2.58%, 12/15/2031 (e) (z)	200
9,668	Series 2015-FL4, Class AS, 2.98%, 12/15/2031 (e) (z)	9,749
12,154	Series 2015-FL5, Class B, 5.13%, 01/15/2031 (e) (z) (bb)	12,171
4,450	RBS Commercial Funding, Inc. Trust, Series 2013-SMV, Class A, 3.26%, 03/11/2031 (e)	4,486
	Resource Capital Corp. Ltd., (Cayman Islands),
1,334	Series 2015-CRE4, Class A, 2.63%, 08/15/2032 (e) (z)	1,332
6,908	Series 2015-CRE4, Class B, 4.23%, 08/15/2032 (e) (z) (bb)	6,839
8,260	Series RR Trust, Series 2014-1, Class B, PO, 05/25/2047 (e)	5,602
14,522	UBS Commercial Mortgage Trust, Series 2012-C1, Class XA, IO, 2.27%, 05/10/2045 (e) (z)	1,139
15,527	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.66%, 06/10/2030 (e)	16,086
	UBS-Barclays Commercial Mortgage Trust,
9,327	Series 2012-C2, Class A4, 3.53%, 05/10/2063	9,806
50,592	Series 2012-C2, Class XA, IO, 1.54%, 05/10/2063 (e) (z) (bb)	2,636
2,357	Series 2013-C6, Class A4, 3.24%, 04/10/2046	2,450
	VNDO Mortgage Trust,
11,148	Series 2012-6AVE, Class A, 3.00%, 11/15/2030 (e)	11,498
30,750	Series 2013-PENN, Class A, 3.81%, 12/13/2029 (e)	32,401
36,486	Wachovia Bank Commercial Mortgage Trust, Series 2006-C24, Class XC, IO, 0.11%, 03/15/2045 (e) (z) (bb)	—	(h)
	Wells Fargo Commercial Mortgage Trust,
13,452	Series 2013-120B, Class A, 2.80%, 03/18/2028 (e) (z)	13,641

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	61

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
8,751	Series 2015-C30, Class A4, 3.66%, 09/15/2058	9,275
8,000	Wells Fargo Re-REMIC Trust, Series 2013-FRR1, Class AK20, PO, 05/27/2045 (e)	6,693
	WFRBS Commercial Mortgage Trust,
9,206	Series 2011-C3, Class A4, 4.38%, 03/15/2044 (e)	9,823
9,327	Series 2012-C6, Class A4, 3.44%, 04/15/2045	9,774
2,500	Series 2013-C11, Class D, 4.35%, 03/15/2045 (e) (z) (bb)	2,339

	Total Commercial Mortgage-Backed Securities (Cost $1,386,388)	1,430,955

Corporate Bonds — 26.8%
	Consumer Discretionary — 1.8%
	Auto Components — 0.0% (g)
1,930	Lear Corp., 3.80%, 09/15/2027	1,935

	Automobiles — 0.4%
5,568	BMW US Capital LLC, (Germany), 2.25%, 09/15/2023 (e)	5,471
	Daimler Finance North America LLC, (Germany),
3,758	1.88%, 01/11/2018 (e)	3,762
1,250	2.00%, 07/06/2021 (e)	1,235
2,089	2.25%, 03/02/2020 (e)	2,100
1,692	2.38%, 08/01/2018 (e)	1,702
1,200	3.30%, 05/19/2025 (e)	1,223
470	8.50%, 01/18/2031	708
25,661	Ford Motor Co., 7.45%, 07/16/2031	32,878
	General Motors Co.,
5,550	5.15%, 04/01/2038	5,597
15,217	6.60%, 04/01/2036	17,821
	Hyundai Capital America,
2,560	2.00%, 07/01/2019 (e)	2,544
3,299	2.40%, 10/30/2018 (e)	3,306
7,600	3.00%, 03/18/2021 (e)	7,667
904	Kia Motors Corp., (South Korea), 2.63%, 04/21/2021 (e)	901
	Nissan Motor Acceptance Corp.,
6,316	1.80%, 03/15/2018 (e)	6,321
3,520	1.90%, 09/14/2021 (e)	3,469

		96,705

	Diversified Consumer Services — 0.0% (g)
8,351	President & Fellows of Harvard College, 3.30%, 07/15/2056	8,220

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Hotels, Restaurants & Leisure — 0.0% (g)
3,520	Darden Restaurants, Inc., 3.85%, 05/01/2027	3,653
6,540	McDonald’s Corp., 4.70%, 12/09/2035	7,321

		10,974

	Internet & Direct Marketing Retail — 0.2%
	Amazon.com, Inc.,
2,112	2.80%, 08/22/2024 (e)	2,139
8,688	3.80%, 12/05/2024	9,360
9,440	3.88%, 08/22/2037 (e)	9,676
10,940	4.25%, 08/22/2057 (e)	11,371
8,677	4.80%, 12/05/2034	9,953
	Priceline Group, Inc. (The),
1,923	2.75%, 03/15/2023	1,932
2,870	3.55%, 03/15/2028	2,897

		47,328

	Media — 1.0%
	21st Century Fox America, Inc.,
2,337	6.15%, 02/15/2041	2,986
2,242	6.20%, 12/15/2034	2,814
2,690	6.65%, 11/15/2037	3,574
1,345	6.90%, 08/15/2039	1,821
1,762	7.25%, 05/18/2018	1,828
3,946	7.30%, 04/30/2028	5,136
2,690	7.63%, 11/30/2028	3,596
942	8.88%, 04/26/2023	1,225
1,525	9.50%, 07/15/2024	2,090
	CBS Corp.,
5,275	3.70%, 08/15/2024	5,463
4,293	4.00%, 01/15/2026	4,502
673	4.85%, 07/01/2042	706
2,004	4.90%, 08/15/2044	2,148
583	5.90%, 10/15/2040	695
	Charter Communications Operating LLC,
17,182	4.91%, 07/23/2025	18,407
3,590	5.38%, 05/01/2047 (e)	3,665
4,374	6.38%, 10/23/2035	5,004
4,708	Comcast Cable Communications Holdings, Inc., 9.46%, 11/15/2022	6,304
1,614	Comcast Cable Holdings LLC, 10.13%, 04/15/2022	2,048
	Comcast Corp.,
2,773	3.38%, 08/15/2025	2,857
3,361	4.20%, 08/15/2034	3,556
10,484	4.25%, 01/15/2033	11,207

SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Media — continued
2,690	6.45%, 03/15/2037	3,551
17,907	6.50%, 11/15/2035	23,548
	Cox Communications, Inc.,
3,027	3.25%, 12/15/2022 (e)	3,070
3,046	3.35%, 09/15/2026 (e)	3,003
5,600	4.80%, 02/01/2035 (e)	5,661
2,627	Cox Enterprises, Inc., 7.38%, 07/15/2027 (e)	3,267
	Discovery Communications LLC,
6,532	4.38%, 06/15/2021	6,906
5,069	6.35%, 06/01/2040	5,827
	Grupo Televisa SAB, (Mexico),
1,494	4.63%, 01/30/2026	1,610
1,332	6.13%, 01/31/2046	1,554
3,018	Historic TW, Inc., 9.15%, 02/01/2023	3,919
	NBCUniversal Media LLC,
6,080	4.38%, 04/01/2021	6,580
4,575	5.95%, 04/01/2041	5,836
3,233	6.40%, 04/30/2040	4,300
1,654	Sky plc, (United Kingdom), 3.75%, 09/16/2024 (e)	1,712
1,199	TCI Communications, Inc., 7.13%, 02/15/2028	1,592
	Time Warner Cable LLC,
1,928	4.13%, 02/15/2021	2,010
3,350	5.50%, 09/01/2041	3,432
4,125	5.88%, 11/15/2040	4,425
2,327	6.55%, 05/01/2037	2,690
4,080	6.75%, 07/01/2018	4,238
1,794	6.75%, 06/15/2039	2,111
2,197	7.30%, 07/01/2038	2,708
1,601	8.75%, 02/14/2019	1,748
2,030	Time Warner Cos., Inc., 7.57%, 02/01/2024	2,551
10,041	Time Warner Entertainment Co. LP, 8.38%, 07/15/2033	13,488
	Time Warner, Inc.,
7,000	3.55%, 06/01/2024	7,174
10,400	3.60%, 07/15/2025	10,515
3,640	4.75%, 03/29/2021	3,935
1,573	5.38%, 10/15/2041	1,697
2,802	6.20%, 03/15/2040	3,306
1,474	6.25%, 03/29/2041	1,762
	Viacom, Inc.,
599	3.25%, 03/15/2023	595
8,975	3.88%, 04/01/2024	9,082
6,243	4.38%, 03/15/2043	5,361

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Media — continued
1,522	4.85%, 12/15/2034	1,467
3,978	6.88%, 04/30/2036	4,478
	Walt Disney Co. (The),
3,829	1.85%, 07/30/2026	3,560
1,190	3.00%, 07/30/2046	1,047

		266,948

	Multiline Retail — 0.1%
	Macy’s Retail Holdings, Inc.,
5,011	4.38%, 09/01/2023	5,048
2,743	6.38%, 03/15/2037	2,868
925	6.90%, 04/01/2029	1,006
3,458	Nordstrom, Inc., 4.00%, 10/15/2021	3,582
2,565	Target Corp., 2.50%, 04/15/2026	2,462

		14,966

	Specialty Retail — 0.1%
3,920	AutoZone, Inc., 3.75%, 06/01/2027	3,995
	Home Depot, Inc. (The),
2,345	2.13%, 09/15/2026	2,221
7,447	2.63%, 06/01/2022	7,604
2,897	3.00%, 04/01/2026	2,943
1,673	3.50%, 09/15/2056	1,550
5,037	4.20%, 04/01/2043	5,345
	Lowe’s Cos., Inc.,
1,820	3.38%, 09/15/2025	1,896
3,901	4.65%, 04/15/2042	4,332
4,715	O’Reilly Automotive, Inc., 3.60%, 09/01/2027	4,733

		34,619

	Total Consumer Discretionary	481,695

	Consumer Staples — 1.2%
	Beverages — 0.5%
897	Anheuser-Busch Cos. LLC, (Belgium), 5.50%, 01/15/2018	910
	Anheuser-Busch InBev Finance, Inc., (Belgium),
1,151	1.90%, 02/01/2019	1,155
34,062	3.30%, 02/01/2023	35,334
12,594	3.65%, 02/01/2026	13,120
7,000	3.70%, 02/01/2024	7,416
12,380	4.70%, 02/01/2036	13,725
8,194	4.90%, 02/01/2046	9,337
3,008	Anheuser-Busch InBev Worldwide, Inc., (Belgium), 4.44%, 10/06/2048	3,216
4,687	Brown-Forman Corp., 4.50%, 07/15/2045	5,126

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	63

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Beverages — continued
5,032	Coca-Cola Femsa SAB de CV, (Mexico), 3.88%, 11/26/2023	5,356
1,335	Constellation Brands, Inc., 4.25%, 05/01/2023	1,439
2,493	Diageo Capital plc, (United Kingdom), 4.83%, 07/15/2020	2,698
4,484	Diageo Investment Corp., (United Kingdom), 8.00%, 09/15/2022	5,660
2,015	Dr Pepper Snapple Group, Inc., 3.43%, 06/15/2027 (e)	2,057
4,417	Molson Coors Brewing Co., 3.00%, 07/15/2026	4,329
	PepsiCo, Inc.,
5,025	3.10%, 07/17/2022	5,242
6,150	3.45%, 10/06/2046	5,886
3,615	4.45%, 04/14/2046	4,055

		126,061

	Food & Staples Retailing — 0.3%
	CVS Health Corp.,
15,135	2.13%, 06/01/2021	15,085
7,492	2.88%, 06/01/2026	7,336
5,196	4.00%, 12/05/2023	5,561
2,155	5.30%, 12/05/2043	2,529
452	CVS Pass-Through Trust, 7.51%, 01/10/2032 (e)	568
	Kroger Co. (The),
2,093	4.00%, 02/01/2024	2,200
829	5.40%, 07/15/2040	908
1,794	6.15%, 01/15/2020	1,962
12,466	6.90%, 04/15/2038	15,792
11,049	7.50%, 04/01/2031	14,897
1,861	Sysco Corp., 3.75%, 10/01/2025	1,951
3,435	Walgreen Co., 4.40%, 09/15/2042	3,492
	Walgreens Boots Alliance, Inc.,
3,000	3.80%, 11/18/2024	3,125
2,517	4.50%, 11/18/2034	2,654
2,700	4.80%, 11/18/2044	2,920
	Wal-Mart Stores, Inc.,
1,076	5.00%, 10/25/2040	1,297
746	6.20%, 04/15/2038	1,024
628	7.55%, 02/15/2030	923

		84,224

	Food Products — 0.4%
	Bunge Ltd. Finance Corp.,
2,551	3.25%, 08/15/2026	2,489

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Food Products — continued
1,281	3.50%, 11/24/2020	1,321
6,959	8.50%, 06/15/2019	7,732
6,950	Cargill, Inc., 3.30%, 03/01/2022 (e)	7,217
6,900	Danone SA, (France), 2.59%, 11/02/2023 (e)	6,812
2,036	Kellogg Co., 3.25%, 05/21/2018	2,060
	Kraft Heinz Foods Co.,
3,368	3.50%, 06/06/2022	3,499
3,295	3.95%, 07/15/2025	3,404
2,270	5.00%, 07/15/2035	2,473
4,392	5.00%, 06/04/2042	4,643
1,215	5.38%, 02/10/2020	1,310
4,612	6.13%, 08/23/2018	4,802
2,690	6.50%, 02/09/2040	3,351
13,399	6.88%, 01/26/2039	17,415
	McCormick & Co., Inc.,
2,094	3.15%, 08/15/2024	2,132
1,685	3.40%, 08/15/2027	1,705
	Mead Johnson Nutrition Co., (United Kingdom),
2,074	3.00%, 11/15/2020	2,136
993	4.13%, 11/15/2025	1,084
955	4.60%, 06/01/2044	1,076
1,984	Smithfield Foods, Inc., 4.25%, 02/01/2027 (e)	2,084
	Tyson Foods, Inc.,
4,951	3.95%, 08/15/2024	5,271
7,255	4.88%, 08/15/2034	8,084

		92,100

	Household Products — 0.0% (g)
	Kimberly-Clark Corp.,
1,220	2.40%, 03/01/2022	1,237
2,842	3.05%, 08/15/2025	2,931
448	7.50%, 11/01/2018	478
7,800	Procter & Gamble Co. (The), 2.85%, 08/11/2027	7,915

		12,561

	Tobacco — 0.0% (g)
7,130	BAT Capital Corp., (United Kingdom), 4.39%, 08/15/2037 (e)	7,334

	Total Consumer Staples	322,280

	Energy — 3.0%
	Energy Equipment & Services — 0.2%
3,910	Baker Hughes a GE Co. LLC, 5.13%, 09/15/2040	4,580

SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Energy Equipment & Services — continued
	Halliburton Co.,
2,882	3.50%, 08/01/2023	3,000
3,583	4.85%, 11/15/2035	3,884
4,529	7.45%, 09/15/2039	6,286
2,242	7.60%, 08/15/2096 (e)	2,918
	Nabors Industries, Inc.,
1,065	4.63%, 09/15/2021	1,011
1,205	5.00%, 09/15/2020	1,205
1,411	National Oilwell Varco, Inc., 1.35%, 12/01/2017	1,410
	Schlumberger Holdings Corp.,
6,120	3.63%, 12/21/2022 (e)	6,430
740	4.00%, 12/21/2025 (e)	784
2,931	Schlumberger Investment SA, 3.30%, 09/14/2021 (e)	3,042

		34,550

	Oil, Gas & Consumable Fuels — 2.8%
1,794	Anadarko Finance Co., Series B, 7.50%, 05/01/2031	2,254
1,480	Anadarko Holding Co., 7.15%, 05/15/2028	1,732
3,226	Anadarko Petroleum Corp., 8.70%, 03/15/2019	3,532
2,933	ANR Pipeline Co., 9.63%, 11/01/2021	3,743
	Apache Corp.,
853	3.25%, 04/15/2022	868
3,611	4.75%, 04/15/2043	3,572
2,850	6.00%, 01/15/2037	3,284
2,242	6.90%, 09/15/2018	2,346
7,325	APT Pipelines Ltd., (Australia), 4.25%, 07/15/2027 (e)	7,623
1,552	BG Energy Capital plc, (United Kingdom), 5.13%, 10/15/2041 (e)	1,762
	Boardwalk Pipelines LP,
3,705	3.38%, 02/01/2023	3,689
2,493	4.45%, 07/15/2027	2,560
6,221	4.95%, 12/15/2024	6,625
2,057	5.95%, 06/01/2026	2,312
	BP Capital Markets plc, (United Kingdom),
1,987	1.38%, 11/06/2017	1,987
5,200	2.24%, 05/10/2019	5,245
3,258	3.02%, 01/16/2027	3,247
3,479	3.12%, 05/04/2026	3,519
17,699	3.22%, 04/14/2024	18,221
2,273	3.25%, 05/06/2022	2,366
4,509	3.51%, 03/17/2025	4,705

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Oil, Gas & Consumable Fuels — continued
7,330	3.59%, 04/14/2027	7,594
7,135	3.81%, 02/10/2024	7,591
	Buckeye Partners LP,
2,100	2.65%, 11/15/2018	2,111
1,427	3.95%, 12/01/2026	1,419
2,000	4.35%, 10/15/2024	2,082
2,500	4.88%, 02/01/2021	2,660
7,805	5.85%, 11/15/2043	8,489
1,794	Burlington Resources, Inc., 8.20%, 03/15/2025	2,364
	Canadian Natural Resources Ltd., (Canada),
3,463	3.90%, 02/01/2025	3,551
671	5.85%, 02/01/2035	749
359	5.90%, 02/01/2018	365
6,527	6.45%, 06/30/2033	7,611
1,794	6.75%, 02/01/2039	2,189
359	7.20%, 01/15/2032	447
1,489	Carlyle Promissory Note, 3.06%, 07/15/2019 (bb)	1,474
	Cenovus Energy, Inc., (Canada),
1,599	3.00%, 08/15/2022	1,541
2,695	4.45%, 09/15/2042	2,256
2,048	5.25%, 06/15/2037 (e)	1,933
10,996	6.75%, 11/15/2039	11,883
	Chevron Corp.,
2,725	2.36%, 12/05/2022	2,741
11,130	2.57%, 05/16/2023	11,253
5,912	2.90%, 03/03/2024	6,061
4,574	4.95%, 03/03/2019	4,800
11,698	CNOOC Finance 2015 Australia Pty. Ltd., (China), 2.63%, 05/05/2020	11,771
11,233	CNOOC Nexen Finance 2014 ULC, (China), 4.25%, 04/30/2024	12,037
471	Conoco Funding Co., 7.25%, 10/15/2031	641
	ConocoPhillips,
462	5.90%, 10/15/2032	567
1,300	6.50%, 02/01/2039	1,710
	ConocoPhillips Co.,
6,328	4.20%, 03/15/2021	6,764
9,861	4.95%, 03/15/2026	11,078
	Devon Energy Corp.,
5,180	3.25%, 05/15/2022	5,243
2,807	5.60%, 07/15/2041	2,995
	Ecopetrol SA, (Colombia),
3,333	4.13%, 01/16/2025	3,337
5,409	5.38%, 06/26/2026	5,749
2,575	5.88%, 09/18/2023	2,858

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	65

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
	Enbridge, Inc., (Canada),
2,692	3.70%, 07/15/2027	2,715
3,980	5.50%, 12/01/2046	4,565
	Encana Corp., (Canada),
2,090	6.50%, 05/15/2019	2,235
3,637	6.50%, 08/15/2034	4,154
4,761	7.38%, 11/01/2031	5,840
1,485	8.13%, 09/15/2030	1,922
	Energy Transfer LP,
1,144	3.60%, 02/01/2023	1,160
6,594	4.05%, 03/15/2025	6,688
3,400	4.75%, 01/15/2026	3,585
2,440	4.90%, 02/01/2024	2,619
6,200	6.05%, 06/01/2041	6,630
2,519	6.50%, 02/01/2042	2,825
2,695	7.50%, 07/01/2038	3,311
4,843	Eni SpA, (Italy), 5.70%, 10/01/2040 (e)	5,182
4,040	Eni USA, Inc., (United Kingdom), 7.30%, 11/15/2027	5,152
	EnLink Midstream Partners LP,
1,145	2.70%, 04/01/2019	1,146
5,421	4.15%, 06/01/2025	5,448
3,250	5.05%, 04/01/2045	3,077
	Enterprise Products Operating LLC,
3,040	3.70%, 02/15/2026	3,140
2,600	3.75%, 02/15/2025	2,710
2,687	3.90%, 02/15/2024	2,827
2,705	3.95%, 02/15/2027	2,828
1,251	4.85%, 03/15/2044	1,333
1,189	4.95%, 10/15/2054	1,257
1,758	5.10%, 02/15/2045	1,948
1,259	5.95%, 02/01/2041	1,518
900	7.55%, 04/15/2038	1,240
2,376	Series D, 6.88%, 03/01/2033	3,041
515	Series H, 6.65%, 10/15/2034	649
2,509	Series J, 5.75%, 03/01/2035	2,899
	EOG Resources, Inc.,
4,753	4.10%, 02/01/2021	5,029
4,120	5.10%, 01/15/2036	4,585
1,614	6.88%, 10/01/2018	1,699
	Exxon Mobil Corp.,
7,000	2.73%, 03/01/2023	7,179
2,726	4.11%, 03/01/2046	2,918
2,098	Gulf South Pipeline Co. LP, 4.00%, 06/15/2022	2,153

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Oil, Gas & Consumable Fuels — continued
	Hess Corp.,
8,000	6.00%, 01/15/2040	8,224
3,845	7.13%, 03/15/2033	4,378
500	7.30%, 08/15/2031	579
1,036	Husky Energy, Inc., (Canada), 6.15%, 06/15/2019	1,106
	Kerr-McGee Corp.,
1,103	6.95%, 07/01/2024	1,303
11,707	7.88%, 09/15/2031	15,112
	Magellan Midstream Partners LP,
2,338	3.20%, 03/15/2025	2,314
2,987	4.20%, 12/01/2042	2,885
7,133	5.15%, 10/15/2043	7,935
1,794	6.55%, 07/15/2019	1,938
6,517	Marathon Oil Corp., 2.80%, 11/01/2022	6,371
3,980	Marathon Petroleum Corp., 3.63%, 09/15/2024	4,068
	MPLX LP,
6,360	4.88%, 12/01/2024	6,848
2,341	5.20%, 03/01/2047	2,414
	Noble Energy, Inc.,
5,216	5.63%, 05/01/2021	5,352
4,810	6.00%, 03/01/2041	5,413
	Occidental Petroleum Corp.,
3,457	3.40%, 04/15/2026	3,550
6,636	3.50%, 06/15/2025	6,861
	ONEOK Partners LP,
3,960	3.20%, 09/15/2018	4,006
1,164	3.38%, 10/01/2022	1,177
13,625	4.90%, 03/15/2025	14,773
2,576	5.00%, 09/15/2023	2,797
1,825	6.65%, 10/01/2036	2,199
3,000	8.63%, 03/01/2019	3,276
	Petro-Canada, (Canada),
2,286	6.05%, 05/15/2018	2,356
3,677	6.80%, 05/15/2038	4,911
	Petroleos Mexicanos, (Mexico),
9,775	4.63%, 09/21/2023	10,176
2,165	4.88%, 01/18/2024	2,255
1,565	5.50%, 06/27/2044	1,465
4,042	5.63%, 01/23/2046	3,805
4,385	6.38%, 02/04/2021	4,826
4,650	6.38%, 01/23/2045	4,794
10,944	6.50%, 03/13/2027 (e)	12,241
4,700	6.63%, 06/15/2035	5,123

SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
12,012	6.75%, 09/21/2047	12,914
13,091	6.88%, 08/04/2026	15,052
1,181	Phillips 66, 4.30%, 04/01/2022	1,270
	Phillips 66 Partners LP,
1,453	3.55%, 10/01/2026	1,436
3,078	4.90%, 10/01/2046	3,109
	Plains All American Pipeline LP,
7,000	3.60%, 11/01/2024	6,904
1,938	3.65%, 06/01/2022	1,960
16,535	4.65%, 10/15/2025	17,138
9,221	4.90%, 02/15/2045	8,659
5,160	Regency Energy Partners LP, 5.00%, 10/01/2022	5,592
4,132	Sinopec Group Overseas Development 2013 Ltd., (China), 4.38%, 10/17/2023 (e)	4,470
	Spectra Energy Partners LP,
2,658	2.95%, 09/25/2018	2,685
4,750	3.50%, 03/15/2025	4,836
1,866	4.50%, 03/15/2045	1,889
1,801	5.95%, 09/25/2043	2,158
	Statoil ASA, (Norway),
2,646	1.15%, 05/15/2018	2,640
2,430	2.45%, 01/17/2023	2,442
5,765	2.65%, 01/15/2024	5,781
3,320	3.15%, 01/23/2022	3,445
3,461	3.25%, 11/10/2024	3,577
1,673	4.25%, 11/23/2041	1,770
3,318	5.25%, 04/15/2019	3,502
11,584	Suncor Energy, Inc., (Canada), 5.95%, 12/01/2034	14,121
	Sunoco Logistics Partners Operations LP,
4,366	3.90%, 07/15/2026	4,319
1,814	4.25%, 04/01/2024	1,873
600	4.65%, 02/15/2022	639
1,840	5.30%, 04/01/2044	1,808
6,969	5.35%, 05/15/2045	6,899
5,495	6.10%, 02/15/2042	5,824
2,870	TC PipeLines LP, 3.90%, 05/25/2027	2,900
6,209	Texas Eastern Transmission LP, 2.80%, 10/15/2022 (e)	6,188
	Tosco Corp.,
3,408	7.80%, 01/01/2027	4,506
3,139	8.13%, 02/15/2030	4,405
5,675	Total Capital Canada Ltd., (France), 2.75%, 07/15/2023	5,799

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Oil, Gas & Consumable Fuels — continued
	Total Capital International SA, (France),
5,000	2.75%, 06/19/2021	5,147
1,989	3.75%, 04/10/2024	2,127
	TransCanada PipeLines Ltd., (Canada),
4,155	4.88%, 01/15/2026	4,699
6,345	6.20%, 10/15/2037	8,272
1,704	6.50%, 08/15/2018	1,781
2,377	7.13%, 01/15/2019	2,543
1,883	7.25%, 08/15/2038	2,677
1,545	Valero Energy Corp., 7.50%, 04/15/2032	2,027
	Western Gas Partners LP,
3,421	4.65%, 07/01/2026	3,557
607	5.38%, 06/01/2021	656
1,855	5.45%, 04/01/2044	1,909
3,506	Williams Partners LP, 3.90%, 01/15/2025	3,603

		738,652

	Total Energy	773,202

	Financials — 10.6%
	Banks — 4.7%
	ABN AMRO Bank NV, (Netherlands),
9,759	2.10%, 01/18/2019 (e)	9,806
3,394	2.50%, 10/30/2018 (e)	3,423
7,879	4.75%, 07/28/2025 (e)	8,422
	ANZ New Zealand Int’l Ltd., (New Zealand),
5,200	2.60%, 09/23/2019 (e)	5,269
3,016	2.85%, 08/06/2020 (e)	3,079
	Australia & New Zealand Banking Group Ltd., (Australia),
5,560	1.45%, 05/15/2018	5,557
1,834	4.40%, 05/19/2026 (e)	1,919
2,571	4.88%, 01/12/2021 (e)	2,795
	Bank of America Corp.,
14,852	2.00%, 01/11/2018	14,873
15,652	3.30%, 01/11/2023	16,098
7,598	3.50%, 04/19/2026	7,738
10,025	(USD 3 Month LIBOR + 1.51%), 3.71%, 04/24/2028 (aa)	10,256
24,248	3.88%, 08/01/2025	25,492
3,403	4.00%, 04/01/2024	3,616
18,371	4.00%, 01/22/2025	19,010
530	4.10%, 07/24/2023	567
1,890	4.13%, 01/22/2024	2,024
6,055	4.25%, 10/22/2026	6,352
5,041	4.45%, 03/03/2026	5,359

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	67

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
17,140	5.00%, 05/13/2021	18,732
15,875	5.63%, 07/01/2020	17,383
7,155	5.65%, 05/01/2018	7,335
4,155	5.75%, 12/01/2017	4,196
11,523	6.88%, 04/25/2018	11,896
3,140	7.63%, 06/01/2019	3,438
5,294	Series L, 2.25%, 04/21/2020	5,319
2,530	Series L, 2.65%, 04/01/2019	2,560
8,782	Series L, 3.95%, 04/21/2025	9,069
	Bank of Montreal, (Canada),
5,996	1.40%, 09/11/2017	5,996
6,305	2.38%, 01/25/2019	6,361
7,632	2.55%, 11/06/2022	7,722
	Bank of Nova Scotia (The), (Canada),
13,000	1.70%, 06/11/2018	13,016
4,470	1.88%, 09/20/2021 (e)	4,433
1,977	Banque Federative du Credit Mutuel SA, (France), 2.00%, 04/12/2019 (e)	1,983
3,318	Barclays Bank plc, (United Kingdom), 6.05%, 12/04/2017 (e)	3,353
	Barclays plc, (United Kingdom),
8,888	3.20%, 08/10/2021	9,075
15,214	3.65%, 03/16/2025	15,312
2,993	4.38%, 01/12/2026	3,147
2,605	5.25%, 08/17/2045	2,979
	BB&T Corp.,
2,200	2.05%, 05/10/2021	2,203
6,000	2.63%, 06/29/2020	6,126
2,466	5.25%, 11/01/2019	2,641
1,480	6.85%, 04/30/2019	1,600
	BNZ International Funding Ltd., (New Zealand),
4,300	2.10%, 09/14/2021 (e)	4,248
3,708	2.35%, 03/04/2019 (e)	3,733
	Canadian Imperial Bank of Commerce, (Canada),
2,740	1.60%, 09/06/2019	2,731
12,882	2.25%, 07/21/2020 (e)	12,986
22,474	Capital One Bank USA NA, 3.38%, 02/15/2023	22,899
	Capital One NA,
5,909	2.35%, 08/17/2018	5,938
4,190	2.40%, 09/05/2019	4,216
	Citigroup, Inc.,
7,450	1.70%, 04/27/2018	7,450
5,000	1.75%, 05/01/2018	5,003

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Banks — continued
5,915	1.80%, 02/05/2018	5,919
7,940	2.05%, 12/07/2018	7,966
7,289	2.15%, 07/30/2018	7,315
2,309	2.35%, 08/02/2021	2,304
5,000	2.40%, 02/18/2020	5,045
8,395	2.70%, 03/30/2021	8,511
12,240	2.75%, 04/25/2022	12,350
6,100	3.40%, 05/01/2026	6,155
6,000	(USD 3 Month LIBOR + 1.39%), 3.67%, 07/24/2028 (aa)	6,092
12,625	3.70%, 01/12/2026	13,014
3,077	3.88%, 03/26/2025	3,152
1,491	4.13%, 07/25/2028	1,539
6,200	4.30%, 11/20/2026	6,494
7,400	4.40%, 06/10/2025	7,825
2,622	4.65%, 07/30/2045	2,885
6,570	4.75%, 05/18/2046	7,062
698	5.30%, 05/06/2044	807
4,296	5.50%, 09/13/2025	4,859
1,842	5.88%, 01/30/2042	2,347
3,363	6.63%, 01/15/2028	4,135
1,424	8.13%, 07/15/2039	2,234
1,590	Citizens Financial Group, Inc., 2.38%, 07/28/2021	1,587
	Comerica, Inc.,
2,140	2.13%, 05/23/2019	2,142
1,148	3.80%, 07/22/2026	1,178
	Commonwealth Bank of Australia, (Australia),
4,035	2.00%, 09/06/2021 (e)	3,999
4,920	4.50%, 12/09/2025 (e)	5,186
	Cooperatieve Rabobank UA, (Netherlands),
5,500	2.50%, 01/19/2021	5,580
11,498	3.88%, 02/08/2022	12,273
7,438	4.38%, 08/04/2025	7,896
3,139	5.80%, 09/30/2110 (e)	4,055
	Credit Agricole SA, (France),
6,616	4.13%, 01/10/2027 (e)	6,978
4,405	4.38%, 03/17/2025 (e)	4,589
	Credit Suisse Group Funding Guernsey Ltd., (Switzerland),
1,764	2.75%, 03/26/2020	1,789
5,499	3.75%, 03/26/2025	5,636
2,746	3.80%, 09/15/2022	2,870
8,035	3.80%, 06/09/2023	8,378
5,016	4.55%, 04/17/2026	5,392
3,089	4.88%, 05/15/2045	3,453

SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
	Danske Bank A/S, (Denmark),
4,287	2.00%, 09/08/2021 (e)	4,247
4,254	2.70%, 03/02/2022 (e)	4,306
	Discover Bank,
2,185	3.10%, 06/04/2020	2,239
6,379	4.20%, 08/08/2023	6,815
8,109	4.25%, 03/13/2026	8,491
7,022	Fifth Third Bancorp, 2.88%, 07/27/2020	7,185
	Fifth Third Bank,
6,100	2.38%, 04/25/2019	6,165
2,846	2.88%, 10/01/2021	2,913
	HSBC Bank plc, (United Kingdom),
8,206	1.50%, 05/15/2018 (e)	8,202
8,968	4.75%, 01/19/2021 (e)	9,708
	HSBC Holdings plc, (United Kingdom),
20,855	2.65%, 01/05/2022	21,007
16,403	3.60%, 05/25/2023	17,133
12,977	4.00%, 03/30/2022	13,807
3,220	(USD 3 Month LIBOR + 1.55%), 4.04%, 03/13/2028 (aa)	3,388
4,932	4.25%, 08/18/2025	5,155
3,162	4.38%, 11/23/2026	3,324
6,457	6.10%, 01/14/2042	8,632
	Huntington Bancshares, Inc.,
10,169	2.30%, 01/14/2022	10,094
2,357	3.15%, 03/14/2021	2,426
	Huntington National Bank (The),
709	2.00%, 06/30/2018	711
6,583	2.88%, 08/20/2020	6,728
	Industrial & Commercial Bank of China Ltd., (China),
4,225	2.35%, 11/13/2017	4,231
6,900	2.45%, 10/20/2021	6,840
2,572	ING Groep NV, (Netherlands), 3.95%, 03/29/2027	2,699
6,217	Intesa Sanpaolo SpA, (Italy), 3.88%, 07/14/2027 (e)	6,232
4,225	KeyBank NA, 3.18%, 05/22/2022	4,345
	KeyCorp,
2,136	2.90%, 09/15/2020	2,187
2,200	5.10%, 03/24/2021	2,415
	Lloyds Banking Group plc, (United Kingdom),
6,788	3.00%, 01/11/2022	6,861
9,304	3.75%, 01/11/2027	9,477
4,700	4.58%, 12/10/2025	4,951
4,036	Manufacturers & Traders Trust Co., 6.63%, 12/04/2017	4,085

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Banks — continued
	Mitsubishi UFJ Financial Group, Inc., (Japan),
3,463	2.53%, 09/13/2023	3,439
6,006	2.95%, 03/01/2021	6,144
2,713	3.00%, 02/22/2022	2,775
	Mizuho Bank Ltd., (Japan),
3,021	1.80%, 03/26/2018 (e)	3,023
3,167	2.65%, 09/25/2019 (e)	3,205
	Mizuho Financial Group, Inc., (Japan),
4,462	2.63%, 04/12/2021 (e)	4,494
1,449	2.95%, 02/28/2022	1,474
3,242	MUFG Americas Holdings Corp., 2.25%, 02/10/2020	3,264
4,017	National Australia Bank Ltd., (Australia), 3.38%, 01/14/2026	4,143
	Nordea Bank AB, (Sweden),
2,242	1.63%, 05/15/2018 (e)	2,243
6,408	4.25%, 09/21/2022 (e)	6,814
	PNC Bank NA,
2,855	1.95%, 03/04/2019	2,864
2,000	6.88%, 04/01/2018	2,057
	PNC Financial Services Group, Inc. (The),
1,500	3.90%, 04/29/2024	1,595
5,904	4.38%, 08/11/2020	6,313
5,112	5.13%, 02/08/2020	5,499
1,839	6.70%, 06/10/2019	1,992
5,000	SUB, 2.85%, 11/09/2022	5,099
	Regions Financial Corp.,
1,970	2.75%, 08/14/2022	1,981
6,594	3.20%, 02/08/2021	6,770
	Royal Bank of Canada, (Canada),
8,000	1.88%, 02/05/2020	8,014
7,733	2.00%, 10/01/2018	7,765
1,928	2.00%, 12/10/2018	1,936
675	2.20%, 07/27/2018	679
5,585	4.65%, 01/27/2026	6,042
6,150	Royal Bank of Scotland Group plc, (United Kingdom), 3.88%, 09/12/2023	6,296
6,200	Santander Issuances SAU, (Spain), 5.18%, 11/19/2025	6,690
	Santander UK Group Holdings plc, (United Kingdom),
3,011	3.13%, 01/08/2021	3,074
6,200	3.57%, 01/10/2023	6,357
6,414	Santander UK plc, (United Kingdom), 2.50%, 03/14/2019	6,480
2,594	Skandinaviska Enskilda Banken AB, (Sweden), 1.75%, 03/19/2018 (e)	2,596

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	69

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
	Societe Generale SA, (France),
6,000	2.50%, 04/08/2021 (e)	6,046
5,280	4.25%, 04/14/2025 (e)	5,422
2,197	SouthTrust Bank, 7.69%, 05/15/2025	2,770
10,603	SpareBank 1 Boligkreditt A/S, (Norway), 1.75%, 11/15/2019 (e)	10,557
5,938	Stadshypotek AB, (Sweden), 1.88%, 10/02/2019 (e)	5,944
	Standard Chartered plc, (United Kingdom),
8,631	4.05%, 04/12/2026 (e)	8,916
5,291	5.20%, 01/26/2024 (e)	5,734
	Sumitomo Mitsui Financial Group, Inc., (Japan),
4,262	2.06%, 07/14/2021	4,220
3,620	2.44%, 10/19/2021	3,628
6,102	2.63%, 07/14/2026	5,904
8,755	2.85%, 01/11/2022	8,899
2,517	3.01%, 10/19/2026	2,506
505	SunTrust Bank, 7.25%, 03/15/2018	520
	SunTrust Banks, Inc.,
3,062	2.70%, 01/27/2022	3,099
2,637	2.90%, 03/03/2021	2,697
897	6.00%, 09/11/2017	897
	Toronto-Dominion Bank (The), (Canada),
1,487	1.80%, 07/13/2021	1,475
1,501	2.13%, 07/02/2019	1,513
1,501	2.13%, 04/07/2021	1,506
4,063	2.25%, 11/05/2019	4,101
5,021	(5-Year Swap Rate + 2.21%), 3.62%, 09/15/2031 (aa)	5,031
	UBS Group Funding Switzerland AG, (Switzerland),
2,156	(USD 3 Month LIBOR + 0.95%), 2.86%, 08/15/2023 (e) (aa)	2,154
7,735	3.49%, 05/23/2023 (e)	7,960
2,500	4.13%, 09/24/2025 (e)	2,652
6,471	4.13%, 04/15/2026 (e)	6,861
	US Bancorp,
3,289	3.00%, 03/15/2022	3,407
1,256	7.50%, 06/01/2026	1,654
9,800	Series V, 2.38%, 07/22/2026	9,443
3,191	Series V, 2.63%, 01/24/2022	3,253
6,833	US Bank NA, 2.80%, 01/27/2025	6,873
29,966	Wachovia Corp., 5.75%, 02/01/2018	30,472
	Wells Fargo & Co.,
6,811	3.00%, 02/19/2025	6,826

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Banks — continued
3,843	3.00%, 04/22/2026	3,802
20,266	3.07%, 01/24/2023	20,711
10,308	3.30%, 09/09/2024	10,566
8,071	3.50%, 03/08/2022	8,448
5,921	4.10%, 06/03/2026	6,218
2,925	4.30%, 07/22/2027	3,118
7,623	4.60%, 04/01/2021	8,239
6,442	4.65%, 11/04/2044	6,855
2,755	5.61%, 01/15/2044	3,318
8,237	5.63%, 12/11/2017	8,327
7,300	Series N, 2.15%, 01/30/2020	7,338
13,622	Wells Fargo Bank NA, 6.00%, 11/15/2017	13,740
	Westpac Banking Corp., (Australia),
6,405	2.00%, 03/03/2020 (e)	6,418
5,830	2.50%, 06/28/2022	5,857
3,810	3.35%, 03/08/2027	3,917
2,045	(5-Year Swap Rate + 2.24%), 4.32%, 11/23/2031 (aa)	2,124
9,606	4.88%, 11/19/2019	10,225

		1,228,002

	Capital Markets — 2.5%
8,146	Ameriprise Financial, Inc., 2.88%, 09/15/2026	8,040
	Bank of New York Mellon Corp. (The),
2,020	2.05%, 05/03/2021	2,018
4,310	2.20%, 03/04/2019	4,339
3,110	2.20%, 08/16/2023	3,071
8,088	2.60%, 08/17/2020	8,252
1,043	2.80%, 05/04/2026	1,037
3,800	3.25%, 09/11/2024	3,937
3,089	3.55%, 09/23/2021	3,253
3,363	4.60%, 01/15/2020	3,572
3,335	Series 0012, 3.65%, 02/04/2024	3,532
1,667	Series G, 2.20%, 05/15/2019	1,681
	BlackRock, Inc.,
4,287	3.38%, 06/01/2022	4,517
3,515	3.50%, 03/18/2024	3,727
4,145	4.25%, 05/24/2021	4,467
4,190	Series 2, 5.00%, 12/10/2019	4,490
	Blackstone Holdings Finance Co. LLC,
3,107	4.45%, 07/15/2045 (e)	3,241
12,555	5.88%, 03/15/2021 (e)	14,032
2,690	CDP Financial, Inc., (Canada), 4.40%, 11/25/2019 (e)	2,842

SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Capital Markets — continued
	Charles Schwab Corp. (The),
5,710	3.20%, 03/02/2027	5,839
1,435	3.23%, 09/01/2022	1,489
	CME Group, Inc.,
9,865	3.00%, 09/15/2022	10,193
5,537	3.00%, 03/15/2025	5,674
1,004	5.30%, 09/15/2043	1,279
	Credit Suisse AG, (Switzerland),
2,955	1.70%, 04/27/2018	2,957
3,733	2.30%, 05/28/2019	3,765
1,626	3.00%, 10/29/2021	1,669
2,700	3.63%, 09/09/2024	2,831
8,007	Credit Suisse Group AG, (Switzerland), 3.57%, 01/09/2023 (e)	8,236
5,276	Daiwa Securities Group, Inc., (Japan), 3.13%, 04/19/2022 (e)	5,366
	Deutsche Bank AG, (Germany),
4,299	1.88%, 02/13/2018	4,302
13,886	4.25%, 10/14/2021	14,656
3,400	4.50%, 04/01/2025	3,433
7,819	6.00%, 09/01/2017	7,819
1,479	E*TRADE Financial Corp., 3.80%, 08/24/2027	1,502
2,242	FMR LLC, 6.45%, 11/15/2039 (e)	3,015
	Goldman Sachs Group, Inc. (The),
10,212	2.35%, 11/15/2021	10,161
6,428	2.60%, 04/23/2020	6,506
2,045	2.63%, 04/25/2021	2,059
3,501	(USD 3 Month LIBOR + 0.99%), 2.90%, 07/24/2023 (aa)	3,515
8,905	(USD 3 Month LIBOR + 1.05%), 2.91%, 06/05/2023 (aa)	8,944
5,018	3.50%, 01/23/2025	5,113
7,665	3.50%, 11/16/2026	7,723
2,287	3.63%, 01/22/2023	2,378
13,876	(USD 3 Month LIBOR + 1.51%), 3.69%, 06/05/2028 (aa)	14,116
9,869	3.75%, 05/22/2025	10,181
14,127	3.85%, 01/26/2027	14,553
12,326	4.00%, 03/03/2024	13,071
10,573	4.25%, 10/21/2025	11,074
14,150	5.38%, 03/15/2020	15,279
6,753	5.75%, 01/24/2022	7,628
11,181	5.95%, 01/18/2018	11,356
1,435	6.75%, 10/01/2037	1,889
29,379	7.50%, 02/15/2019	31,709
13,156	Series D, 6.00%, 06/15/2020	14,512

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Capital Markets — continued
	ING Bank NV, (Netherlands),
6,000	1.65%, 08/15/2019 (e)	5,962
4,678	2.00%, 11/26/2018 (e)	4,687
5,212	5.80%, 09/25/2023 (e)	5,948
	Intercontinental Exchange, Inc.,
2,108	2.50%, 10/15/2018	2,127
5,021	4.00%, 10/15/2023	5,421
	Invesco Finance plc,
2,510	3.75%, 01/15/2026	2,648
3,914	4.00%, 01/30/2024	4,189
	Jefferies Group LLC,
1,184	4.85%, 01/15/2027	1,264
2,466	5.13%, 04/13/2018	2,515
5,022	6.45%, 06/08/2027	5,834
8,295	6.88%, 04/15/2021	9,468
	Macquarie Bank Ltd., (Australia),
19,160	1.60%, 10/27/2017 (e)	19,159
7,499	2.60%, 06/24/2019 (e)	7,575
6,300	2.85%, 07/29/2020 (e)	6,414
6,300	4.00%, 07/29/2025 (e)	6,661
	Macquarie Group Ltd., (Australia),
4,125	6.00%, 01/14/2020 (e)	4,484
9,649	6.25%, 01/14/2021 (e)	10,801
	Morgan Stanley,
7,500	2.50%, 04/21/2021	7,551
4,100	2.65%, 01/27/2020	4,165
2,000	2.75%, 05/19/2022	2,017
2,254	3.13%, 07/27/2026	2,225
13,333	(USD 3 Month LIBOR + 1.34%), 3.59%, 07/22/2028 (aa)	13,495
5,370	3.63%, 01/20/2027	5,489
7,335	3.70%, 10/23/2024	7,641
13,243	3.75%, 02/25/2023	13,890
6,405	3.88%, 01/27/2026	6,695
19,814	4.00%, 07/23/2025	20,913
9,880	4.10%, 05/22/2023	10,379
1,640	4.35%, 09/08/2026	1,723
9,322	5.00%, 11/24/2025	10,260
3,130	5.50%, 07/24/2020	3,422
4,701	5.50%, 07/28/2021	5,242
12,752	5.63%, 09/23/2019	13,667
6,509	5.75%, 01/25/2021	7,232
9,591	6.63%, 04/01/2018	9,860
7,533	7.30%, 05/13/2019	8,200
2,610	Nomura Holdings, Inc., (Japan), 6.70%, 03/04/2020	2,888

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	71

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Capital Markets — continued
2,762	Northern Trust Corp., (USD 3 Month LIBOR + 1.13%), 3.38%, 05/08/2032 (aa)	2,801
	State Street Corp.,
3,191	3.10%, 05/15/2023	3,280
17,629	3.55%, 08/18/2025	18,683
5,771	3.70%, 11/20/2023	6,207
2,279	TD Ameritrade Holding Corp., 2.95%, 04/01/2022	2,336
	Thomson Reuters Corp., (Canada),
3,119	3.85%, 09/29/2024	3,293
2,716	4.50%, 05/23/2043	2,810
1,928	4.70%, 10/15/2019	2,031

		659,392

	Consumer Finance — 1.0%
	AerCap Ireland Capital DAC, (Netherlands),
3,849	3.50%, 05/26/2022	3,956
8,601	3.65%, 07/21/2027	8,645
4,394	American Express Centurion Bank, 6.00%, 09/13/2017	4,398
2,466	American Express Co., 7.00%, 03/19/2018	2,537
	American Express Credit Corp.,
7,553	1.80%, 07/31/2018	7,564
7,225	1.88%, 11/05/2018	7,253
6,701	2.25%, 05/05/2021	6,733
7,590	2.38%, 05/26/2020	7,681
4,250	2.70%, 03/03/2022	4,332
	American Honda Finance Corp.,
598	2.25%, 08/15/2019	604
1,185	2.30%, 09/09/2026	1,135
5,285	2.90%, 02/16/2024	5,430
1,335	7.63%, 10/01/2018 (e)	1,420
	Capital One Financial Corp.,
6,093	3.20%, 02/05/2025	6,092
5,797	3.75%, 04/24/2024	6,018
7,424	3.75%, 07/28/2026	7,396
7,925	4.20%, 10/29/2025	8,175
	Caterpillar Financial Services Corp.,
3,879	1.93%, 10/01/2021	3,854
3,353	2.25%, 12/01/2019	3,388
5,040	2.40%, 08/09/2026	4,905
3,873	2.85%, 06/01/2022	3,970
538	7.15%, 02/15/2019	579
	Ford Motor Credit Co. LLC,
5,190	1.68%, 09/08/2017	5,190
2,690	2.15%, 01/09/2018	2,693

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Consumer Finance — continued
6,244	2.24%, 06/15/2018	6,268
6,991	3.34%, 03/18/2021	7,161
5,211	3.34%, 03/28/2022	5,312
13,388	3.81%, 01/09/2024	13,672
7,923	4.13%, 08/04/2025	8,144
	General Motors Financial Co., Inc.,
3,163	3.10%, 01/15/2019	3,208
12,097	3.45%, 01/14/2022	12,345
7,227	3.45%, 04/10/2022	7,361
8,201	3.70%, 05/09/2023	8,362
12,220	3.95%, 04/13/2024	12,512
2,200	4.00%, 01/15/2025	2,229
10,273	4.00%, 10/06/2026	10,320
5,275	4.30%, 07/13/2025	5,441
4,447	4.35%, 01/17/2027	4,574
276	HSBC Finance Corp., 7.35%, 11/27/2032	364
6,681	HSBC USA, Inc., 1.63%, 01/16/2018	6,683
	John Deere Capital Corp.,
1,073	1.70%, 01/15/2020	1,072
3,237	2.80%, 01/27/2023	3,313
6,356	2.80%, 03/06/2023	6,502
2,234	3.15%, 10/15/2021	2,330
2,915	Series 14, 2.45%, 09/11/2020	2,961
2,175	PACCAR Financial Corp., 1.30%, 05/10/2019	2,164
14,832	Synchrony Financial, 3.70%, 08/04/2026	14,662
2,179	Toyota Motor Credit Corp., 1.90%, 04/08/2021	2,175

		263,083

	Diversified Financial Services — 1.1%
	Berkshire Hathaway, Inc.,
2,326	3.00%, 02/11/2023	2,410
5,254	3.75%, 08/15/2021	5,593
	CK Hutchison International 16 Ltd., (Hong Kong),
4,160	1.88%, 10/03/2021 (e)	4,070
6,500	2.75%, 10/03/2026 (e)	6,366
	GE Capital International Funding Co. Unlimited Co.,
44,099	2.34%, 11/15/2020	44,639
29,589	4.42%, 11/15/2035	32,361
	GTP Acquisition Partners I LLC,
10,258	2.35%, 06/15/2020 (e)	10,267
11,667	3.48%, 06/16/2025 (e)	11,757
3,907	Hutchison Whampoa International 12 II Ltd., (Hong Kong), 3.25%, 11/08/2022 (e)	4,034

SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Diversified Financial Services — continued
	National Rural Utilities Cooperative Finance Corp.,
2,585	2.95%, 02/07/2024	2,638
1,933	10.38%, 11/01/2018	2,123
	Nationwide Building Society, (United Kingdom),
2,635	2.45%, 07/27/2021 (e)	2,654
7,480	4.00%, 09/14/2026 (e)	7,536
3,775	ORIX Corp., (Japan), 2.90%, 07/18/2022	3,813
17,900	P FIN II LLC, (1 Month LIBOR + 4.35%), 5.58%, 05/20/2022 (aa) (bb)	17,810
	Private Export Funding Corp.,
10,700	Series EE, 2.80%, 05/15/2022	11,154
12,505	Series KK, 3.55%, 01/15/2024	13,588
8,428	Series Z, 4.38%, 03/15/2019	8,791
9,040	Protective Life Global Funding, 2.00%, 09/14/2021 (e)	8,913
	Shell International Finance BV, (Netherlands),
8,042	2.13%, 05/11/2020	8,127
19,688	2.88%, 05/10/2026	19,797
19,323	4.00%, 05/10/2046	19,622
12,770	4.13%, 05/11/2035	13,618
2,690	4.30%, 09/22/2019	2,829
7,695	4.38%, 03/25/2020	8,198
	Siemens Financieringsmaatschappij NV, (Germany),
6,000	2.35%, 10/15/2026 (e)	5,714
4,371	2.90%, 05/27/2022 (e)	4,501
3,440	3.13%, 03/16/2024 (e)	3,547
6,050	3.30%, 09/15/2046 (e)	5,625
3,421	4.40%, 05/27/2045 (e)	3,768
	Voya Financial, Inc.,
1,150	3.13%, 07/15/2024	1,147
4,230	3.65%, 06/15/2026	4,294

		301,304

	Insurance — 1.2%
8,295	AIG SunAmerica Global Financing X, 6.90%, 03/15/2032 (e)	11,176
3,650	Allstate Corp. (The), 3.15%, 06/15/2023	3,788
	American International Group, Inc.,
2,671	3.75%, 07/10/2025	2,775
3,407	3.88%, 01/15/2035	3,351
5,758	4.13%, 02/15/2024	6,154
7,065	4.70%, 07/10/2035	7,678
1,496	Aon Corp., 6.25%, 09/30/2040	1,952

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Insurance — continued
3,083	Aon plc, 3.88%, 12/15/2025	3,283
	Arch Capital Finance LLC,
459	4.01%, 12/15/2026	483
2,660	5.03%, 12/15/2046	3,015
	Athene Global Funding,
7,740	2.75%, 04/20/2020 (e)	7,822
3,689	4.00%, 01/25/2022 (e)	3,854
	Berkshire Hathaway Finance Corp.,
2,795	4.30%, 05/15/2043	3,031
13,241	4.40%, 05/15/2042	14,561
1,166	5.75%, 01/15/2040	1,504
1,013	Chubb Corp. (The), 5.75%, 05/15/2018	1,043
	Chubb INA Holdings, Inc.,
2,420	2.30%, 11/03/2020	2,446
3,418	2.88%, 11/03/2022	3,512
	CNA Financial Corp.,
2,633	3.95%, 05/15/2024	2,767
1,921	4.50%, 03/01/2026	2,091
9,929	Dai-ichi Life Insurance Co. Ltd. (The), (Japan), (USD 3 Month LIBOR + 3.66%), 4.00%, 07/24/2026 (e) (x) (y) (aa)	9,953
6,230	Great-West Lifeco Finance Delaware LP, (Canada), 4.15%, 06/03/2047 (e)	6,423
1,663	Guardian Life Insurance Co. of America (The), 4.85%, 01/24/2077 (e)	1,811
	Jackson National Life Global Funding,
3,581	1.88%, 10/15/2018 (e)	3,590
4,774	3.05%, 04/29/2026 (e)	4,742
2,690	4.70%, 06/01/2018 (e)	2,749
	Liberty Mutual Group, Inc.,
3,049	4.95%, 05/01/2022 (e)	3,368
6,000	6.50%, 03/15/2035 (e)	7,729
1,350	Liberty Mutual Insurance Co., 8.50%, 05/15/2025 (e)	1,775
	Lincoln National Corp.,
1,925	4.00%, 09/01/2023	2,048
3,761	4.20%, 03/15/2022	4,027
111	6.15%, 04/07/2036	137
11,200	Manulife Financial Corp., (Canada), (5-Year Swap Rate + 1.65%), 4.06%, 02/24/2032 (aa)	11,409
	Marsh & McLennan Cos., Inc.,
5,001	2.35%, 03/06/2020	5,056
1,539	2.75%, 01/30/2022	1,569
1,991	3.30%, 03/14/2023	2,066

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	73

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Insurance — continued
	Massachusetts Mutual Life Insurance Co.,
1,767	5.38%, 12/01/2041 (e)	2,119
322	8.88%, 06/01/2039 (e)	530
3,346	MassMutual Global Funding II, 2.50%, 10/17/2022 (e)	3,368
	MetLife, Inc.,
2,027	4.05%, 03/01/2045	2,069
2,000	4.88%, 11/13/2043	2,310
200	6.38%, 06/15/2034	263
731	7.72%, 02/15/2019	793
	Metropolitan Life Global Funding I,
18,348	2.30%, 04/10/2019 (e)	18,522
12,858	3.88%, 04/11/2022 (e)	13,787
11,147	Nationwide Mutual Insurance Co., 9.38%, 08/15/2039 (e)	18,843
	New York Life Global Funding,
1,806	1.95%, 02/11/2020 (e)	1,809
29,382	2.15%, 06/18/2019 (e)	29,580
7,504	Pacific Life Insurance Co., 9.25%, 06/15/2039 (e)	12,381
1,343	Pricoa Global Funding I, 1.60%, 05/29/2018 (e)	1,343
794	Principal Financial Group, Inc., 3.13%, 05/15/2023	816
1,200	Principal Life Global Funding II, 2.38%, 11/21/2021 (e)	1,202
7,544	Progressive Corp. (The), 2.45%, 01/15/2027	7,275
7,284	Prudential Financial, Inc., Series B, 5.75%, 07/15/2033	8,891
10,349	Prudential Insurance Co. of America (The), 8.30%, 07/01/2025 (e)	13,754
	Reliance Standard Life Global Funding II,
660	2.50%, 01/15/2020 (e)	665
2,597	3.05%, 01/20/2021 (e)	2,646
	Teachers Insurance & Annuity Association of America,
5,480	4.27%, 05/15/2047 (e)	5,718
3,653	4.90%, 09/15/2044 (e)	4,147
960	Travelers Cos., Inc. (The), 5.80%, 05/15/2018	988

		308,557

	Thrifts & Mortgage Finance — 0.1%
	BPCE SA, (France),
5,650	1.63%, 01/26/2018	5,649
4,230	3.38%, 12/02/2026	4,342

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Thrifts & Mortgage Finance — continued
11,600	4.63%, 07/11/2024 (e)	12,125

		22,116

	Total Financials	2,782,454

	Health Care — 1.5%
	Biotechnology — 0.6%
	AbbVie, Inc.,
7,526	2.00%, 11/06/2018	7,554
15,957	2.85%, 05/14/2023	16,116
5,328	3.20%, 11/06/2022	5,487
4,776	3.60%, 05/14/2025	4,937
2,129	4.30%, 05/14/2036	2,225
21,614	4.50%, 05/14/2035	23,121
	Amgen, Inc.,
7,344	3.63%, 05/15/2022	7,707
1,000	4.40%, 05/01/2045	1,044
20,892	4.66%, 06/15/2051	22,552
4,336	4.95%, 10/01/2041	4,907
1,771	5.70%, 02/01/2019	1,868
	Baxalta, Inc.,
3,356	3.60%, 06/23/2022	3,489
1,096	5.25%, 06/23/2045	1,271
	Biogen, Inc.,
5,466	3.63%, 09/15/2022	5,740
1,383	5.20%, 09/15/2045	1,593
	Celgene Corp.,
8,865	3.25%, 08/15/2022	9,182
6,875	3.63%, 05/15/2024	7,181
4,195	5.70%, 10/15/2040	5,001
	Gilead Sciences, Inc.,
1,943	2.50%, 09/01/2023	1,940
2,883	3.50%, 02/01/2025	3,019
3,850	3.65%, 03/01/2026	4,042
3,770	3.70%, 04/01/2024	4,004
1,725	4.00%, 09/01/2036	1,775
4,758	4.60%, 09/01/2035	5,218

		150,973

	Health Care Equipment & Supplies — 0.1%
5,609	Abbott Laboratories, 3.88%, 09/15/2025	5,859
	Becton Dickinson and Co.,
898	2.68%, 12/15/2019	911
710	3.73%, 12/15/2024	734
1,826	Covidien International Finance SA, 2.95%, 06/15/2023	1,858
2,500	Danaher Corp., 2.40%, 09/15/2020	2,541
2,330	Liberty Property LP, 3.25%, 10/01/2026	2,306

SEE NOTES TO FINANCIAL STATEMENTS.

74	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Health Care Equipment & Supplies — continued
	Medtronic, Inc.,
2,676	3.13%, 03/15/2022	2,774
704	3.15%, 03/15/2022	734
6,075	4.38%, 03/15/2035	6,721
	Stryker Corp.,
904	3.50%, 03/15/2026	939
910	4.10%, 04/01/2043	920

		26,297

	Health Care Providers & Services — 0.4%
	Aetna, Inc.,
3,654	2.80%, 06/15/2023	3,706
1,777	4.50%, 05/15/2042	1,965
2,959	6.75%, 12/15/2037	4,147
	Anthem, Inc.,
2,511	2.30%, 07/15/2018	2,524
4,210	3.13%, 05/15/2022	4,339
2,354	3.30%, 01/15/2023	2,438
3,477	4.63%, 05/15/2042	3,797
3,394	4.65%, 01/15/2043	3,732
4,149	4.65%, 08/15/2044	4,543
	Cardinal Health, Inc.,
3,693	2.40%, 11/15/2019	3,725
4,500	3.75%, 09/15/2025	4,737
	Express Scripts Holding Co.,
3,693	3.00%, 07/15/2023	3,718
6,120	3.50%, 06/15/2024	6,284
1,904	4.80%, 07/15/2046	2,003
3,409	Laboratory Corp. of America Holdings, 3.20%, 02/01/2022	3,504
2,975	Mayo Clinic, Series 2016, 4.13%, 11/15/2052	3,178
3,335	Memorial Sloan-Kettering Cancer Center, 4.20%, 07/01/2055	3,598
2,942	Providence St Joseph Health Obligated Group, Series H, 2.75%, 10/01/2026	2,873
1,684	Quest Diagnostics, Inc., 3.45%, 06/01/2026	1,726
4,275	Texas Health Resources, 4.33%, 11/15/2055	4,570
	UnitedHealth Group, Inc.,
3,636	1.63%, 03/15/2019	3,633
2,690	2.88%, 03/15/2023	2,755
5,955	3.38%, 11/15/2021	6,243
6,229	4.63%, 07/15/2035	7,164
1,600	5.80%, 03/15/2036	2,045
4,888	6.63%, 11/15/2037	6,908

		99,855

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Life Sciences Tools & Services — 0.0% (g)
	Thermo Fisher Scientific, Inc.,
3,564	2.95%, 09/19/2026	3,524
2,501	3.00%, 04/15/2023	2,553
2,995	3.15%, 01/15/2023	3,080
1,946	4.15%, 02/01/2024	2,100

		11,257

	Pharmaceuticals — 0.4%
	Allergan Funding SCS,
3,041	3.85%, 06/15/2024	3,208
20,798	4.55%, 03/15/2035	22,297
	Allergan, Inc.,
3,954	2.80%, 03/15/2023	3,968
3,111	3.38%, 09/15/2020	3,215
2,991	Bayer US Finance LLC, (Germany), 2.38%, 10/08/2019 (e)	3,015
5,743	Forest Laboratories LLC, 5.00%, 12/15/2021 (e)	6,298
2,780	GlaxoSmithKline Capital plc, (United Kingdom), 2.85%, 05/08/2022	2,854
1,883	GlaxoSmithKline Capital, Inc., (United Kingdom), 6.38%, 05/15/2038	2,595
1,948	Johnson & Johnson, 4.38%, 12/05/2033	2,220
	Merck & Co., Inc.,
1,835	2.40%, 09/15/2022	1,868
4,572	2.80%, 05/18/2023	4,695
2,100	3.70%, 02/10/2045	2,122
	Mylan NV,
4,153	3.95%, 06/15/2026	4,231
2,870	5.25%, 06/15/2046	3,103
	Mylan, Inc.,
7,886	3.13%, 01/15/2023 (e)	7,863
2,300	5.40%, 11/29/2043	2,509
3,294	Novartis Capital Corp., (Switzerland), 3.40%, 05/06/2024	3,471
9,150	Pfizer, Inc., 3.00%, 12/15/2026	9,318
4,909	Shire Acquisitions Investments Ireland DAC, 2.88%, 09/23/2023	4,883
1,580	Teva Pharmaceutical Finance Co. BV, (Israel), 2.95%, 12/18/2022	1,511
6,266	Teva Pharmaceutical Finance Co. LLC, (Israel), 6.15%, 02/01/2036	6,812
	Teva Pharmaceutical Finance Netherlands III BV, (Israel),
8,958	2.80%, 07/21/2023	8,425
844	4.10%, 10/01/2046	703
708	Wyeth LLC, 6.45%, 02/01/2024	866

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	75

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Pharmaceuticals — continued
1,869	Zoetis, Inc., 1.88%, 02/01/2018	1,869

		113,919

	Total Health Care	402,301

	Industrials — 1.6%
	Aerospace & Defense — 0.4%
3,267	Airbus Group Finance BV, (France), 2.70%, 04/17/2023 (e)	3,325
	Airbus SE, (France),
4,909	3.15%, 04/10/2027 (e)	5,021
1,046	3.95%, 04/10/2047 (e)	1,101
	BAE Systems Holdings, Inc., (United Kingdom),
9,772	3.80%, 10/07/2024 (e)	10,321
2,107	6.38%, 06/01/2019 (e)	2,264
4,778	BAE Systems plc, (United Kingdom), 5.80%, 10/11/2041 (e)	5,917
1,076	Boeing Co. (The), 7.95%, 08/15/2024	1,429
1,866	L3 Technologies, Inc., 3.85%, 12/15/2026	1,949
	Lockheed Martin Corp.,
897	2.50%, 11/23/2020	912
937	3.10%, 01/15/2023	971
4,010	4.07%, 12/15/2042	4,135
10,790	4.50%, 05/15/2036	11,987
1,569	4.85%, 09/15/2041	1,812
1,753	Series B, 6.15%, 09/01/2036	2,310
5,364	Northrop Grumman Corp., 3.20%, 02/01/2027	5,484
1,794	Northrop Grumman Systems Corp., 7.75%, 02/15/2031	2,602
8,650	Precision Castparts Corp., 3.25%, 06/15/2025	8,930
2,180	Raytheon Co., 3.15%, 12/15/2024	2,265
	Rockwell Collins, Inc.,
2,992	3.20%, 03/15/2024	3,045
1,161	4.35%, 04/15/2047	1,218
4,050	Textron, Inc., 3.65%, 03/15/2027	4,150
	United Technologies Corp.,
4,552	3.10%, 06/01/2022	4,706
4,246	4.15%, 05/15/2045	4,359
6,022	4.50%, 06/01/2042	6,475
701	6.70%, 08/01/2028	923

		97,611

	Air Freight & Logistics — 0.0% (g)
2,465	FedEx Corp., 3.90%, 02/01/2035	2,501
	United Parcel Service of America, Inc.,
2,107	8.38%, 04/01/2020	2,441

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Air Freight & Logistics — continued
717	SUB, 8.37%, 04/01/2030	1,046

		5,988

	Airlines — 0.0% (g)
1,568	Continental Airlines Pass-Through Trust, Series 2012-2, Class A, 4.00%, 10/29/2024	1,643

	Building Products — 0.1%
	Johnson Controls International plc,
4,124	3.75%, 12/01/2021	4,334
2,991	4.25%, 03/01/2021	3,181
1,540	5.13%, 09/14/2045	1,800
6,278	5.25%, 12/01/2041	7,287
3,676	SUB, 4.95%, 07/02/2064	4,016

		20,618

	Commercial Services & Supplies — 0.0% (g)
1,525	Pitney Bowes, Inc., 5.60%, 03/15/2018	1,553
	Republic Services, Inc.,
2,099	2.90%, 07/01/2026	2,088
4,309	3.55%, 06/01/2022	4,507

		8,148

	Construction & Engineering — 0.0% (g)
	ABB Finance USA, Inc., (Switzerland),
2,092	2.88%, 05/08/2022	2,158
928	4.38%, 05/08/2042	1,020
4,910	Fluor Corp., 3.38%, 09/15/2021	5,116

		8,294

	Electrical Equipment — 0.0% (g)
	Eaton Corp.,
1,418	1.50%, 11/02/2017	1,418
1,247	4.00%, 11/02/2032	1,321
2,377	5.60%, 05/15/2018	2,442
1,794	7.63%, 04/01/2024	2,167

		7,348

	Industrial Conglomerates — 0.2%
	General Electric Co.,
1,318	2.10%, 12/11/2019	1,327
1,523	2.70%, 10/09/2022	1,559
1,718	3.10%, 01/09/2023	1,797
4,815	3.15%, 09/07/2022	5,039
5,886	3.45%, 05/15/2024	6,231
3,698	4.38%, 09/16/2020	3,978
4,892	4.65%, 10/17/2021	5,397
459	5.30%, 02/11/2021	509

SEE NOTES TO FINANCIAL STATEMENTS.

76	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Industrial Conglomerates — continued
5,046	5.50%, 01/08/2020	5,460
720	5.88%, 01/14/2038	939
2,860	Ingersoll-Rand Global Holding Co. Ltd., 4.25%, 06/15/2023	3,099
7,508	Koninklijke Philips NV, (Netherlands), 3.75%, 03/15/2022	7,954
	Roper Technologies, Inc.,
1,261	3.00%, 12/15/2020	1,292
2,344	3.80%, 12/15/2026	2,442

		47,023

	Machinery — 0.1%
1,913	Caterpillar, Inc., 2.60%, 06/26/2022	1,948
	Deere & Co.,
5,382	2.60%, 06/08/2022	5,484
2,386	3.90%, 06/09/2042	2,518
	Illinois Tool Works, Inc.,
11,630	3.90%, 09/01/2042	12,205
758	4.88%, 09/15/2041	902
695	Ingersoll-Rand Co., 6.39%, 11/15/2027	837
	Parker-Hannifin Corp.,
2,527	4.10%, 03/01/2047 (e)	2,634
3,759	4.45%, 11/21/2044	4,209
	Xylem, Inc.,
1,420	3.25%, 11/01/2026	1,438
1,912	4.38%, 11/01/2046	2,032

		34,207

	Professional Services — 0.0% (g)
2,538	Equifax, Inc., 2.30%, 06/01/2021	2,547

	Road & Rail — 0.6%
	Burlington Northern Santa Fe LLC,
1,794	3.00%, 03/15/2023	1,858
3,821	3.05%, 03/15/2022	3,966
1,865	3.45%, 09/15/2021	1,951
1,272	3.60%, 09/01/2020	1,329
2,365	3.75%, 04/01/2024	2,536
4,018	4.38%, 09/01/2042	4,327
3,010	4.40%, 03/15/2042	3,222
3,150	4.70%, 09/01/2045	3,564
3,380	5.15%, 09/01/2043	4,074
9,266	5.40%, 06/01/2041	11,192
3,244	5.75%, 05/01/2040	4,110
538	6.70%, 08/01/2028	709
1,166	7.29%, 06/01/2036	1,671

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Road & Rail — continued
	Canadian Pacific Railway Co., (Canada),
4,200	4.50%, 01/15/2022	4,513
10,026	6.13%, 09/15/2115	12,810
1,345	7.13%, 10/15/2031	1,872
	CSX Corp.,
1,516	4.75%, 05/30/2042	1,672
3,498	5.50%, 04/15/2041	4,225
	ERAC USA Finance LLC,
3,010	2.60%, 12/01/2021 (e)	3,011
3,474	4.50%, 08/16/2021 (e)	3,728
2,388	5.25%, 10/01/2020 (e)	2,582
3,104	5.63%, 03/15/2042 (e)	3,556
359	6.38%, 10/15/2017 (e)	361
4,417	6.70%, 06/01/2034 (e)	5,530
425	7.00%, 10/15/2037 (e)	559
	Norfolk Southern Corp.,
2,558	2.90%, 02/15/2023	2,615
4,957	3.25%, 12/01/2021	5,149
2,888	3.95%, 10/01/2042	2,953
14,192	4.05%, 08/15/2052 (e)	14,052
51	5.59%, 05/17/2025	59
1,773	6.00%, 03/15/2105	2,191
	Penske Truck Leasing Co. LP,
3,744	2.88%, 07/17/2018 (e)	3,780
5,795	3.38%, 02/01/2022 (e)	6,005
2,525	4.20%, 04/01/2027 (e)	2,663
	Ryder System, Inc.,
1,435	2.50%, 03/01/2018	1,440
4,930	2.50%, 05/11/2020	4,990
3,451	2.88%, 09/01/2020	3,527
	Union Pacific Corp.,
2,045	2.75%, 04/15/2023	2,094
1,297	2.95%, 01/15/2023	1,338
1,230	3.65%, 02/15/2024	1,313
1,010	3.80%, 10/01/2051	1,007
1,875	4.16%, 07/15/2022	2,038
1,435	4.30%, 06/15/2042	1,561

		147,703

	Trading Companies & Distributors — 0.2%
	Air Lease Corp.,
9,395	2.13%, 01/15/2020	9,403
6,266	3.00%, 09/15/2023	6,268
1,000	3.63%, 04/01/2027	1,007
4,000	3.88%, 04/01/2021	4,189

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	77

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Trading Companies & Distributors — continued
	International Lease Finance Corp.,
3,867	5.88%, 08/15/2022	4,373
11,894	8.63%, 01/15/2022	14,663
4,364	WW Grainger, Inc., 4.60%, 06/15/2045	4,777

		44,680

	Total Industrials	425,810

	Information Technology — 1.6%
	Communications Equipment — 0.1%
	Cisco Systems, Inc.,
3,488	2.60%, 02/28/2023	3,546
6,539	3.00%, 06/15/2022	6,805
4,500	3.63%, 03/04/2024	4,804
4,179	5.50%, 01/15/2040	5,254
4,475	5.90%, 02/15/2039	5,886
	Harris Corp.,
7,570	3.83%, 04/27/2025	7,945
1,918	4.85%, 04/27/2035	2,134

		36,374

	Electronic Equipment, Instruments & Components — 0.0% (g)
	Arrow Electronics, Inc.,
1,712	3.00%, 03/01/2018	1,722
3,541	3.88%, 01/12/2028	3,574
1,595	4.50%, 03/01/2023	1,701

		6,997

	Internet Software & Services — 0.1%
	eBay, Inc.,
9,053	2.60%, 07/15/2022	9,072
4,006	3.45%, 08/01/2024	4,100
1,851	4.00%, 07/15/2042	1,681

		14,853

	IT Services — 0.1%
3,566	DXC Technology Co., 4.25%, 04/15/2024	3,761
2,170	HP Enterprise Services LLC, 7.45%, 10/15/2029	2,672
	International Business Machines Corp.,
592	6.22%, 08/01/2027	747
7,578	7.63%, 10/15/2018	8,076
	Western Union Co. (The),
9,000	3.60%, 03/15/2022	9,214
1,448	6.20%, 06/21/2040	1,535

		26,005

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Semiconductors & Semiconductor Equipment — 0.3%
	Analog Devices, Inc.,
2,317	3.13%, 12/05/2023	2,370
2,505	4.50%, 12/05/2036	2,609
	Broadcom Corp.,
14,519	3.63%, 01/15/2024 (e)	14,958
13,459	3.88%, 01/15/2027 (e)	13,849
	Intel Corp.,
2,105	3.10%, 07/29/2022	2,199
2,570	3.15%, 05/11/2027	2,623
4,598	3.70%, 07/29/2025	4,901
8,173	4.00%, 12/15/2032	8,914
3,089	4.90%, 07/29/2045	3,652
	QUALCOMM, Inc.,
1,160	2.60%, 01/30/2023	1,172
1,400	2.90%, 05/20/2024	1,417
5,809	3.25%, 05/20/2027	5,892

		64,556

	Software — 0.6%
	Microsoft Corp.,
3,808	2.38%, 05/01/2023	3,832
21,453	2.88%, 02/06/2024	22,060
7,198	3.30%, 02/06/2027	7,510
3,459	3.50%, 02/12/2035	3,540
3,620	4.00%, 02/12/2055	3,723
10,421	4.10%, 02/06/2037	11,382
3,974	4.20%, 11/03/2035	4,415
1,089	4.50%, 10/01/2040	1,228
9,023	4.50%, 02/06/2057	10,108
4,348	4.75%, 11/03/2055	5,072
	Oracle Corp.,
7,023	2.40%, 09/15/2023	7,038
4,115	2.50%, 05/15/2022	4,178
14,625	2.95%, 05/15/2025	14,902
11,695	3.85%, 07/15/2036	12,171
4,170	3.90%, 05/15/2035	4,358
10,219	4.30%, 07/08/2034	11,216
14,500	4.38%, 05/15/2055	15,731
2,300	6.13%, 07/08/2039	3,074
10,109	VMware, Inc., 2.95%, 08/21/2022	10,135

		155,673

	Technology Hardware, Storage & Peripherals — 0.4%
	Apple, Inc.,
15,286	2.40%, 05/03/2023	15,338
5,261	2.45%, 08/04/2026	5,109

SEE NOTES TO FINANCIAL STATEMENTS.

78	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Technology Hardware, Storage & Peripherals — continued
13,459	2.85%, 05/06/2021	13,899
3,504	2.85%, 05/11/2024	3,568
7,028	3.00%, 02/09/2024	7,227
2,880	3.00%, 06/20/2027	2,899
12,828	3.20%, 05/13/2025	13,268
5,685	3.20%, 05/11/2027	5,813
798	3.25%, 02/23/2026	825
2,179	3.35%, 02/09/2027	2,257
4,375	3.45%, 02/09/2045	4,193
3,512	3.85%, 08/04/2046	3,557
4,257	4.50%, 02/23/2036	4,865
16,408	Dell International LLC, 6.02%, 06/15/2026 (e)	18,317
1,704	Dell, Inc., 7.10%, 04/15/2028	1,874
6,352	HP, Inc., 6.00%, 09/15/2041	6,771

		109,780

	Total Information Technology	414,238

	Materials — 0.8%
	Chemicals — 0.5%
	Agrium, Inc., (Canada),
3,196	3.38%, 03/15/2025	3,261
6,522	4.13%, 03/15/2035	6,570
4,962	5.25%, 01/15/2045	5,728
4,179	Air Liquide Finance SA, (France), 2.25%, 09/27/2023 (e)	4,088
	CF Industries, Inc.,
8,301	4.50%, 12/01/2026 (e)	8,638
9,510	7.13%, 05/01/2020	10,485
4,530	Chevron Phillips Chemical Co. LLC, 3.40%, 12/01/2026 (e)	4,710
	Dow Chemical Co. (The),
7,954	3.00%, 11/15/2022	8,164
5,750	3.50%, 10/01/2024	5,993
4,058	4.13%, 11/15/2021	4,335
1,206	4.25%, 10/01/2034	1,259
1,727	5.25%, 11/15/2041	1,978
875	8.55%, 05/15/2019	971
	Ecolab, Inc.,
3,672	1.45%, 12/08/2017	3,671
3,636	3.25%, 01/14/2023	3,788
897	5.50%, 12/08/2041	1,120
	EI du Pont de Nemours & Co.,
1,396	4.90%, 01/15/2041	1,590
1,345	5.60%, 12/15/2036	1,627
2,459	Monsanto Co., 4.70%, 07/15/2064	2,518

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Chemicals — continued
	Mosaic Co. (The),
9,054	4.25%, 11/15/2023	9,487
449	4.88%, 11/15/2041	425
5,054	5.45%, 11/15/2033	5,285
5,233	5.63%, 11/15/2043	5,468
	Potash Corp. of Saskatchewan, Inc., (Canada),
2,326	3.00%, 04/01/2025	2,311
269	3.25%, 12/01/2017	270
3,408	6.50%, 05/15/2019	3,649
	PPG Industries, Inc.,
1,026	5.50%, 11/15/2040	1,240
1,883	9.00%, 05/01/2021	2,303
2,612	Praxair, Inc., 2.65%, 02/05/2025	2,603
	Sherwin-Williams Co. (The),
2,788	3.13%, 06/01/2024	2,832
2,208	3.45%, 06/01/2027	2,230
	Union Carbide Corp.,
5,426	7.50%, 06/01/2025	6,710
5,919	7.75%, 10/01/2096	8,024

		133,331

	Construction Materials — 0.1%
	CRH America, Inc., (Ireland),
2,811	3.88%, 05/18/2025 (e)	2,956
6,052	5.13%, 05/18/2045 (e)	6,968
5,785	Martin Marietta Materials, Inc., Series 10YR, 3.45%, 06/01/2027	5,868

		15,792

	Containers & Packaging — 0.1%
	International Paper Co.,
5,111	3.00%, 02/15/2027	4,964
1,670	5.00%, 09/15/2035	1,867
3,945	7.30%, 11/15/2039	5,476
2,650	8.70%, 06/15/2038	4,020
920	WestRock Co., 3.00%, 09/15/2024 (e)	922

		17,249

	Metals & Mining — 0.1%
1,767	Barrick Gold Corp., (Canada), 6.45%, 10/15/2035	2,152
	BHP Billiton Finance USA Ltd., (Australia),
6,613	3.85%, 09/30/2023	7,178
1,600	5.00%, 09/30/2043	1,896
1,967	Glencore Funding LLC, (Switzerland), 4.63%, 04/29/2024 (e)	2,089

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	79

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Metals & Mining — continued
	Nucor Corp.,
3,284	4.00%, 08/01/2023	3,519
4,465	6.40%, 12/01/2037	5,904
5,579	Vale Canada Ltd., (Brazil), 7.20%, 09/15/2032	6,067
	Vale Overseas Ltd., (Brazil),
4,336	6.25%, 08/10/2026	4,915
5,930	6.88%, 11/21/2036	6,781

		40,501

	Total Materials	206,873

	Real Estate — 0.9%
	Equity Real Estate Investment Trusts (REITs) — 0.9%
	American Tower Corp.,
4,378	3.38%, 10/15/2026	4,342
5,919	3.50%, 01/31/2023	6,148
4,305	5.00%, 02/15/2024	4,783
260	5.90%, 11/01/2021	296
	American Tower Trust #1,
3,439	1.55%, 03/15/2018 (e)	3,434
6,220	3.07%, 03/15/2023 (e)	6,326
	AvalonBay Communities, Inc.,
8,971	2.85%, 03/15/2023	9,058
1,074	3.90%, 10/15/2046	1,059
	Boston Properties LP,
3,702	2.75%, 10/01/2026	3,559
3,155	3.13%, 09/01/2023	3,250
3,157	3.65%, 02/01/2026	3,257
5,585	Brixmor Operating Partnership LP, 3.85%, 02/01/2025	5,595
	Crown Castle International Corp.,
2,066	4.00%, 03/01/2027	2,140
5,203	4.88%, 04/15/2022	5,688
2,900	5.25%, 01/15/2023	3,235
	DDR Corp.,
3,030	3.90%, 08/15/2024	3,067
2,361	4.70%, 06/01/2027	2,448
2,507	Digital Realty Trust LP, 3.70%, 08/15/2027	2,550
1,814	Duke Realty LP, 3.25%, 06/30/2026	1,820
	EPR Properties,
695	4.50%, 04/01/2025	714
4,787	4.50%, 06/01/2027	4,864
725	5.25%, 07/15/2023	783
6,287	Equity Commonwealth, 5.88%, 09/15/2020	6,734
	ERP Operating LP,
3,210	2.85%, 11/01/2026	3,166
7,000	3.00%, 04/15/2023	7,151
2,255	4.63%, 12/15/2021	2,456

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Equity Real Estate Investment Trusts (REITs) — continued
7,843	GAIF Bond Issuer Pty. Ltd., (Australia), 3.40%, 09/30/2026 (e)	7,802
7,083	Government Properties Income Trust, 4.00%, 07/15/2022	7,118
	HCP, Inc.,
2,651	3.40%, 02/01/2025	2,674
14,719	3.88%, 08/15/2024	15,348
1,349	4.20%, 03/01/2024	1,436
7,000	Kimco Realty Corp., 3.80%, 04/01/2027	7,171
	National Retail Properties, Inc.,
5,527	3.60%, 12/15/2026	5,555
5,043	4.00%, 11/15/2025	5,238
2,653	Prologis LP, 3.75%, 11/01/2025	2,817
	Realty Income Corp.,
5,243	3.00%, 01/15/2027	5,070
3,757	4.65%, 03/15/2047	3,958
9,910	Scentre Group Trust 1, (Australia), 3.50%, 02/12/2025 (e)	10,075
	Simon Property Group LP,
3,410	3.38%, 10/01/2024	3,521
2,090	3.75%, 02/01/2024	2,204
3,838	4.13%, 12/01/2021	4,107
3,138	4.38%, 03/01/2021	3,359
3,081	UDR, Inc., 2.95%, 09/01/2026	2,977
	Ventas Realty LP,
1,929	3.50%, 02/01/2025	1,959
4,032	3.75%, 05/01/2024	4,170
4,308	3.85%, 04/01/2027	4,425
2,746	4.13%, 01/15/2026	2,890
11,595	VEREIT Operating Partnership LP, 4.60%, 02/06/2024	12,257
	Welltower, Inc.,
650	3.75%, 03/15/2023	684
7,824	4.00%, 06/01/2025	8,253
4,002	4.50%, 01/15/2024	4,358

		227,349

	Real Estate Management & Development — 0.0% (g)
2,615	Mitsui Fudosan Co. Ltd., (Japan), 3.65%, 07/20/2027 (e)	2,722
	Ontario Teachers’ Cadillac Fairview Properties Trust, (Canada),
6,257	3.13%, 03/20/2022 (e)	6,422
6,562	3.88%, 03/20/2027 (e)	6,866

		16,010

	Total Real Estate	243,359

SEE NOTES TO FINANCIAL STATEMENTS.

80	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Telecommunication Services — 1.5%
	Diversified Telecommunication Services — 1.4%
	AT&T, Inc.,
18,948	3.00%, 06/30/2022	19,162
17,890	3.40%, 05/15/2025	17,771
18,409	3.60%, 02/17/2023	18,969
5,970	3.95%, 01/15/2025	6,171
3,861	4.30%, 12/15/2042	3,585
4,439	4.35%, 06/15/2045	4,044
2,608	4.45%, 04/01/2024	2,792
5,845	4.50%, 05/15/2035	5,722
2,235	4.55%, 03/09/2049	2,064
5,022	4.60%, 02/15/2021	5,360
3,777	4.75%, 05/15/2046	3,618
12,239	4.90%, 08/14/2037	12,387
3,500	5.25%, 03/01/2037	3,688
12,806	5.35%, 09/01/2040	13,530
11,179	6.00%, 08/15/2040	12,663
1,015	6.15%, 09/15/2034	1,174
6,457	6.30%, 01/15/2038	7,581
2,861	6.38%, 03/01/2041	3,382
1,091	6.50%, 09/01/2037	1,300
15,000	BellSouth LLC, 6.55%, 06/15/2034	17,878
	British Telecommunications plc, (United Kingdom),
2,203	2.35%, 02/14/2019	2,218
2,511	5.95%, 01/15/2018	2,550
879	9.12%, 12/15/2030	1,360
4,036	Centel Capital Corp., 9.00%, 10/15/2019	4,477
	Deutsche Telekom International Finance BV, (Germany),
1,100	2.82%, 01/19/2022 (e)	1,112
9,281	3.60%, 01/19/2027 (e)	9,481
2,087	4.88%, 03/06/2042 (e)	2,335
1,816	6.00%, 07/08/2019	1,948
7,308	Qwest Corp., 6.75%, 12/01/2021	8,018
	Telefonica Emisiones SAU, (Spain),
1,916	3.19%, 04/27/2018	1,933
6,035	4.10%, 03/08/2027	6,306
150	4.57%, 04/27/2023	165
4,358	5.13%, 04/27/2020	4,691
6,309	5.21%, 03/08/2047	7,016
2,025	5.46%, 02/16/2021	2,233
	Verizon Communications, Inc.,
6,478	2.95%, 03/15/2022	6,596
15,346	3.38%, 02/15/2025 (e)	15,355

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Diversified Telecommunication Services — continued
4,647	3.45%, 03/15/2021	4,830
6,192	3.50%, 11/01/2021	6,455
6,080	4.13%, 03/16/2027	6,315
11,683	4.15%, 03/15/2024	12,385
3,373	4.27%, 01/15/2036	3,280
30,768	4.40%, 11/01/2034	30,800
12,088	4.50%, 08/10/2033	12,295
3,993	4.52%, 09/15/2048	3,755
5,210	4.67%, 03/15/2055	4,842
18,808	4.81%, 03/15/2039	19,072
28,901	4.86%, 08/21/2046	28,754
3,895	5.01%, 08/21/2054	3,830
2,773	5.25%, 03/16/2037	2,990

		380,238

	Wireless Telecommunication Services — 0.1%
	America Movil SAB de CV, (Mexico),
3,250	3.13%, 07/16/2022	3,366
2,457	6.13%, 03/30/2040	3,037
2,242	Rogers Communications, Inc., (Canada), 8.75%, 05/01/2032	3,327
	Vodafone Group plc, (United Kingdom),
10,583	1.50%, 02/19/2018	10,583
675	2.95%, 02/19/2023	688

		21,001

	Total Telecommunication Services	401,239

	Utilities — 2.3%
	Electric Utilities — 1.5%
	Alabama Power Co.,
1,644	3.75%, 03/01/2045	1,685
769	6.00%, 03/01/2039	1,000
1,904	6.13%, 05/15/2038	2,466
2,134	American Electric Power Co., Inc., Series E, 1.65%, 12/15/2017	2,134
3,740	Appalachian Power Co., Series P, 6.70%, 08/15/2037	5,108
	Arizona Public Service Co.,
748	2.20%, 01/15/2020	754
1,923	4.50%, 04/01/2042	2,152
3,036	5.05%, 09/01/2041	3,589
	Baltimore Gas & Electric Co.,
4,419	2.80%, 08/15/2022	4,506
3,755	3.50%, 08/15/2046	3,614
10,625	China Southern Power Grid International Finance BVI Co. Ltd., (China), 3.50%, 05/08/2027 (e)	10,878

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	81

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Electric Utilities — continued
	Cleveland Electric Illuminating Co. (The),
840	5.95%, 12/15/2036	1,031
3,094	Series D, 7.88%, 11/01/2017	3,122
4,791	Comision Federal de Electricidad, (Mexico), 4.88%, 05/26/2021 (e)	5,126
3,615	Commonwealth Edison Co., 3.65%, 06/15/2046	3,623
830	Connecticut Light & Power Co. (The), 5.65%, 05/01/2018	854
1,687	DTE Electric Co., 2.65%, 06/15/2022	1,715
	Duke Energy Carolinas LLC,
1,228	4.25%, 12/15/2041	1,341
1,786	4.30%, 06/15/2020	1,908
1,256	5.10%, 04/15/2018	1,282
1,397	6.00%, 01/15/2038	1,867
	Duke Energy Corp.,
1,382	2.65%, 09/01/2026	1,330
2,660	3.55%, 09/15/2021	2,789
	Duke Energy Florida LLC,
1,009	5.65%, 06/15/2018	1,041
628	6.40%, 06/15/2038	873
	Duke Energy Indiana LLC,
3,462	3.75%, 07/15/2020	3,643
4,500	3.75%, 05/15/2046	4,550
2,780	6.35%, 08/15/2038	3,816
3,297	Duke Energy Ohio, Inc., 3.70%, 06/15/2046	3,333
	Duke Energy Progress LLC,
2,911	2.80%, 05/15/2022	2,992
3,230	3.00%, 09/15/2021	3,331
2,985	3.25%, 08/15/2025	3,098
1,616	3.70%, 10/15/2046	1,634
1,886	4.10%, 05/15/2042	2,022
1,569	4.10%, 03/15/2043	1,691
2,258	4.15%, 12/01/2044	2,445
1,794	5.30%, 01/15/2019	1,884
	Electricite de France SA, (France),
3,961	2.15%, 01/22/2019 (e)	3,979
6,600	6.00%, 01/22/2114 (e)	7,531
	Enel Finance International NV, (Italy),
4,590	3.63%, 05/25/2027 (e)	4,647
897	6.00%, 10/07/2039 (e)	1,102
2,631	Entergy Arkansas, Inc., 3.50%, 04/01/2026	2,753
2,469	Entergy Corp., 2.95%, 09/01/2026	2,416
	Entergy Louisiana LLC,
4,979	2.40%, 10/01/2026	4,812

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Electric Utilities — continued
4,606	3.05%, 06/01/2031	4,573
1,551	3.25%, 04/01/2028	1,584
3,688	Entergy Mississippi, Inc., 2.85%, 06/01/2028	3,643
	Exelon Corp.,
1,177	3.40%, 04/15/2026	1,196
5,000	3.50%, 06/01/2022	5,183
	FirstEnergy Corp.,
2,419	Series B, 3.90%, 07/15/2027	2,471
2,015	Series C, 4.85%, 07/15/2047	2,102
	Florida Power & Light Co.,
493	5.63%, 04/01/2034	621
897	5.95%, 02/01/2038	1,194
	Fortis, Inc., (Canada),
445	2.10%, 10/04/2021	439
20,000	3.06%, 10/04/2026	19,561
4,351	Great Plains Energy, Inc., 4.85%, 06/01/2021	4,656
	Hydro-Quebec, (Canada),
1,614	9.40%, 02/01/2021	1,971
7,174	Series HY, 8.40%, 01/15/2022	8,863
2,642	Series IO, 8.05%, 07/07/2024	3,484
	Indiana Michigan Power Co.,
973	7.00%, 03/15/2019	1,044
8,609	Series J, 3.20%, 03/15/2023	8,819
	Jersey Central Power & Light Co.,
1,740	6.15%, 06/01/2037	2,095
269	7.35%, 02/01/2019	288
3,903	John Sevier Combined Cycle Generation LLC, 4.63%, 01/15/2042	4,347
	Kansas City Power & Light Co.,
3,255	3.15%, 03/15/2023	3,330
8,968	5.30%, 10/01/2041	10,596
2,759	Louisville Gas & Electric Co., Series 25, 3.30%, 10/01/2025	2,862
4,957	Massachusetts Electric Co., 4.00%, 08/15/2046 (e)	5,148
464	MidAmerican Energy Co., 3.10%, 05/01/2027	473
	Nevada Power Co.,
1,287	5.38%, 09/15/2040	1,551
3,354	5.45%, 05/15/2041	4,135
2,018	6.50%, 08/01/2018	2,107
1,637	7.13%, 03/15/2019	1,768
700	Series N, 6.65%, 04/01/2036	964
	NextEra Energy Capital Holdings, Inc.,
2,651	2.40%, 09/15/2019	2,675

SEE NOTES TO FINANCIAL STATEMENTS.

82	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Electric Utilities — continued
2,239	3.55%, 05/01/2027	2,326
1,076	6.00%, 03/01/2019	1,140
	Niagara Mohawk Power Corp.,
3,051	3.51%, 10/01/2024 (e)	3,201
1,457	4.88%, 08/15/2019 (e)	1,538
2,242	Northern States Power Co., 6.25%, 06/01/2036	3,023
780	Ohio Edison Co., 6.88%, 07/15/2036	1,065
	Ohio Power Co.,
1,390	6.05%, 05/01/2018	1,428
560	Series M, 5.38%, 10/01/2021	627
	Oncor Electric Delivery Co. LLC,
5,515	6.80%, 09/01/2018	5,778
1,076	7.00%, 09/01/2022	1,302
	Pacific Gas & Electric Co.,
5,047	2.45%, 08/15/2022	5,073
3,349	2.95%, 03/01/2026	3,376
1,265	3.25%, 09/15/2021	1,314
1,794	3.25%, 06/15/2023	1,866
5,781	3.50%, 06/15/2025	6,051
1,681	4.45%, 04/15/2042	1,888
6,511	4.50%, 12/15/2041	7,192
650	4.60%, 06/15/2043	742
1,776	5.63%, 11/30/2017	1,793
399	6.05%, 03/01/2034	520
673	8.25%, 10/15/2018	720
	PacifiCorp,
897	2.95%, 02/01/2022	926
2,765	3.60%, 04/01/2024	2,935
224	5.50%, 01/15/2019	235
2,556	5.65%, 07/15/2018	2,645
	PECO Energy Co.,
5,022	2.38%, 09/15/2022	5,059
807	5.35%, 03/01/2018	822
807	Pennsylvania Electric Co., 6.05%, 09/01/2017	807
3,507	Pepco Holdings LLC, 7.45%, 08/15/2032	4,775
1,184	Potomac Electric Power Co., 6.50%, 11/15/2037	1,636
1,543	PPL Electric Utilities Corp., 2.50%, 09/01/2022	1,549
	Progress Energy, Inc.,
3,380	3.15%, 04/01/2022	3,465
3,388	4.40%, 01/15/2021	3,609
2,600	7.00%, 10/30/2031	3,587
1,327	7.75%, 03/01/2031	1,908

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Electric Utilities — continued
	Public Service Co. of Colorado,
1,040	3.20%, 11/15/2020	1,078
1,175	3.55%, 06/15/2046	1,145
247	5.80%, 08/01/2018	256
	Public Service Co. of Oklahoma,
1,761	4.40%, 02/01/2021	1,875
1,242	5.15%, 12/01/2019	1,315
3,901	Series G, 6.63%, 11/15/2037	5,273
	Public Service Electric & Gas Co.,
6,334	3.00%, 05/15/2025	6,481
1,021	5.38%, 11/01/2039	1,268
740	Series I, 1.80%, 06/01/2019	743
	Southern California Edison Co.,
1,578	1.85%, 02/01/2022	1,567
886	3.88%, 06/01/2021	943
3,408	3.90%, 12/01/2041	3,553
1,256	5.50%, 08/15/2018	1,302
895	6.00%, 01/15/2034	1,157
2,197	6.05%, 03/15/2039	2,956
578	Series 08-A, 5.95%, 02/01/2038	762
2,854	Series C, 3.50%, 10/01/2023	3,013
2,700	Southwestern Public Service Co., 4.50%, 08/15/2041	3,052
2,095	State Grid Overseas Investment 2013 Ltd., (China), 1.75%, 05/22/2018 (e)	2,091
2,482	Three Gorges Finance I Cayman Islands Ltd., (China), 3.15%, 06/02/2026 (e)	2,470
5,800	Toledo Edison Co. (The), 6.15%, 05/15/2037	7,294
2,862	Union Electric Co., 2.95%, 06/15/2027	2,880
	Virginia Electric & Power Co.,
696	2.95%, 01/15/2022	716
1,280	3.45%, 02/15/2024	1,338
4,842	5.40%, 04/30/2018	4,957
2,100	Series A, 6.00%, 05/15/2037	2,761
234	Wisconsin Electric Power Co., 2.95%, 09/15/2021	241
	Xcel Energy, Inc.,
3,656	3.30%, 06/01/2025	3,757
539	4.70%, 05/15/2020	571
829	4.80%, 09/15/2041	940
6,254	6.50%, 07/01/2036	8,449

		403,335

	Gas Utilities — 0.1%
	Atmos Energy Corp.,
1,750	4.13%, 10/15/2044	1,883

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	83

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Gas Utilities — continued
7,215	4.15%, 01/15/2043	7,757
619	8.50%, 03/15/2019	681
2,201	Boston Gas Co., 4.49%, 02/15/2042 (e)	2,411
1,372	CenterPoint Energy Resources Corp., 4.50%, 01/15/2021	1,454
2,214	Dominion Energy Gas Holdings LLC, 2.80%, 11/15/2020	2,256
4,242	KeySpan Gas East Corp., 2.74%, 08/15/2026 (e)	4,185
4,862	Korea Gas Corp., (South Korea), 1.88%, 07/18/2021 (e)	4,738
	Southern Natural Gas Co. LLC,
2,649	4.80%, 03/15/2047 (e)	2,889
2,103	8.00%, 03/01/2032	2,880
3,595	Southwest Gas Corp., 3.80%, 09/29/2046	3,548

		34,682

	Independent Power and Renewable Electricity Producers — 0.1%
	Exelon Generation Co. LLC,
2,100	2.95%, 01/15/2020	2,139
1,547	3.40%, 03/15/2022	1,596
756	4.00%, 10/01/2020	792
5,375	4.25%, 06/15/2022	5,722
1,665	5.75%, 10/01/2041	1,771
1,985	6.25%, 10/01/2039	2,238
	PSEG Power LLC,
2,879	4.15%, 09/15/2021	3,052
1,125	8.63%, 04/15/2031	1,494
	Southern Power Co.,
3,108	4.15%, 12/01/2025	3,294
7,079	5.15%, 09/15/2041	7,712
3,222	Tri-State Generation & Transmission Association, Inc., 4.25%, 06/01/2046	3,268

		33,078

	Multi-Utilities — 0.5%
1,457	Berkshire Hathaway Energy Co., 5.75%, 04/01/2018	1,490
	CMS Energy Corp.,
2,426	2.95%, 02/15/2027	2,383
3,458	3.00%, 05/15/2026	3,429
1,250	3.45%, 08/15/2027	1,280
4,360	3.88%, 03/01/2024	4,621
	Consolidated Edison Co. of New York, Inc.,
4,355	3.88%, 06/15/2047	4,536
2,760	5.70%, 06/15/2040	3,554

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Multi-Utilities — continued
	Consumers Energy Co.,
1,343	2.85%, 05/15/2022	1,384
2,150	3.25%, 08/15/2046	2,025
1,478	Delmarva Power & Light Co., 4.00%, 06/01/2042	1,543
	Dominion Energy, Inc.,
1,076	7.00%, 06/15/2038	1,459
3,973	Series B, 2.75%, 01/15/2022	4,035
1,840	Series C, 4.90%, 08/01/2041	2,068
1,927	Series D, 2.85%, 08/15/2026	1,873
5,067	Series F, 5.25%, 08/01/2033	5,869
	DTE Energy Co.,
2,000	6.38%, 04/15/2033	2,556
1,400	Series F, 3.85%, 12/01/2023	1,480
2,326	New York State Electric & Gas Corp., 3.25%, 12/01/2026 (e)	2,378
	NiSource Finance Corp.,
2,457	3.85%, 02/15/2023	2,580
6,726	5.80%, 02/01/2042	8,160
4,380	6.25%, 12/15/2040	5,549
	San Diego Gas & Electric Co.,
2,690	3.95%, 11/15/2041	2,787
1,852	6.00%, 06/01/2026	2,259
973	Series FFF, 6.13%, 09/15/2037	1,286
	Sempra Energy,
3,139	2.88%, 10/01/2022	3,176
3,827	3.55%, 06/15/2024	3,956
2,348	4.05%, 12/01/2023	2,510
1,345	6.00%, 10/15/2039	1,736
2,063	6.15%, 06/15/2018	2,132
7,309	9.80%, 02/15/2019	8,130
	Southern Co. Gas Capital Corp.,
1,889	2.45%, 10/01/2023	1,867
1,690	3.25%, 06/15/2026	1,693
4,609	3.50%, 09/15/2021	4,790
2,136	3.95%, 10/01/2046	2,108
1,392	4.40%, 06/01/2043	1,461
10,518	5.88%, 03/15/2041	13,147
7,009	WEC Energy Group, Inc., 3.55%, 06/15/2025	7,320

		124,610

	Water Utilities — 0.1%
	American Water Capital Corp.,
5,248	3.40%, 03/01/2025	5,489
2,241	4.00%, 12/01/2046	2,356

SEE NOTES TO FINANCIAL STATEMENTS.

84	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Water Utilities — continued
3,354	6.59%, 10/15/2037	4,718

		12,563

	Total Utilities	608,268

	Total Corporate Bonds (Cost $6,799,890)	7,061,719

Foreign Government Securities — 1.1%
	Israel Government AID Bond, (Israel),
3,000	Zero Coupon, 11/01/2019	2,891
3,587	Zero Coupon, 11/01/2023	3,144
18,575	Zero Coupon, 05/15/2024	15,999
3,305	Zero Coupon, 08/15/2024	2,823
21,968	Zero Coupon, 11/01/2024	18,573
5,000	Zero Coupon, 11/01/2024	4,233
47,946	Zero Coupon, 11/01/2024	40,598
2,517	Zero Coupon, 11/15/2024	2,127
14,763	Zero Coupon, 05/15/2025	12,272
23,876	Zero Coupon, 08/15/2025	19,682
14,275	Zero Coupon, 11/15/2025	11,682
6,000	Zero Coupon, 11/15/2025	4,911
17,300	Zero Coupon, 08/15/2026	13,815
2,242	Zero Coupon, 11/15/2026	1,776
7,240	5.50%, 12/04/2023	8,707
7,330	5.50%, 04/26/2024	8,852
6,771	5.50%, 09/18/2033	9,182
502	Province of Quebec, (Canada), SUB, 7.37%, 03/06/2026	670
	Republic of Colombia, (Colombia),
6,987	4.00%, 02/26/2024	7,295
3,811	4.50%, 01/28/2026	4,093
3,979	5.00%, 06/15/2045	4,114
941	5.63%, 02/26/2044	1,056
1,400	7.38%, 09/18/2037	1,854
	Republic of Panama, (Panama),
2,796	3.75%, 03/16/2025	2,950
2,371	4.00%, 09/22/2024	2,543
737	Republic of Peru, (Peru), 5.63%, 11/18/2050	932
	Republic of Poland, (Poland),
1,797	3.25%, 04/06/2026	1,857
6,568	4.00%, 01/22/2024	7,102
3,502	Republic of South Africa, (South Africa), 5.88%, 09/16/2025	3,835
	United Mexican States, (Mexico),
7,166	3.60%, 01/30/2025	7,363
11,022	3.63%, 03/15/2022	11,587
7,316	4.00%, 10/02/2023	7,744

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

7,300	4.13%, 01/21/2026	7,727
4,228	4.35%, 01/15/2047	4,160
2,862	4.60%, 01/23/2046	2,916
3,906	4.75%, 03/08/2044	4,066
12,227	5.55%, 01/21/2045	14,196
5,118	5.75%, 10/12/2110	5,520

	Total Foreign Government Securities (Cost $273,646)	284,847

Mortgage-Backed Securities — 16.2%
	FHLMC,
4	ARM, 2.81%, 07/01/2019 (z)	4
66	ARM, 2.82%, 01/01/2027 (z)	69
546	ARM, 2.85%, 10/01/2036 (z)	581
583	ARM, 2.85%, 11/01/2036 (z)	615
1,177	ARM, 2.86%, 12/01/2033 - 10/01/2036 (z)	1,244
48	ARM, 2.89%, 09/01/2032 (z)	50
892	ARM, 2.92%, 05/01/2037 (z)	922
96	ARM, 2.93%, 04/01/2037 (z)	101
1,824	ARM, 2.94%, 01/01/2035 (z)	1,922
650	ARM, 2.94%, 01/01/2035 (z)	685
2,079	ARM, 2.97%, 11/01/2036 (z)	2,196
1,153	ARM, 2.98%, 02/01/2036 (z)	1,215
129	ARM, 3.00%, 08/01/2036 (z)	134
784	ARM, 3.00%, 05/01/2036 (z)	826
33	ARM, 3.02%, 04/01/2030 (z)	34
1,829	ARM, 3.03%, 05/01/2033 (z)	1,927
141	ARM, 3.04%, 01/01/2037 (z)	147
2,969	ARM, 3.06%, 12/01/2036 (z)	3,097
727	ARM, 3.06%, 08/01/2036 (z)	757
1,644	ARM, 3.07%, 10/01/2036 (z)	1,706
2,811	ARM, 3.09%, 08/01/2036 (z)	2,923
517	ARM, 3.10%, 07/01/2036 (z)	545
1,303	ARM, 3.12%, 09/01/2034 (z)	1,379
1,131	ARM, 3.12%, 05/01/2036 (z)	1,192
37	ARM, 3.13%, 07/01/2026 (z)	37
649	ARM, 3.14%, 11/01/2036 (z)	682
272	ARM, 3.14%, 11/01/2036 (z)	285
1,006	ARM, 3.14%, 11/01/2036 (z)	1,053
550	ARM, 3.14%, 07/01/2036 (z)	575
627	ARM, 3.15%, 10/01/2036 (z)	655
125	ARM, 3.19%, 08/01/2035 (z)	132
1,218	ARM, 3.19%, 10/01/2036 (z)	1,274
66	ARM, 3.23%, 12/01/2036 (z)	69
399	ARM, 3.25%, 07/01/2036 (z)	421
2,504	ARM, 3.27%, 03/01/2037 (z)	2,619

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	85

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage-Backed Securities — continued
2,731	ARM, 3.31%, 12/01/2036 (z)	2,859
233	ARM, 3.33%, 02/01/2036 (z)	245
411	ARM, 3.34%, 11/01/2037 (z)	431
134	ARM, 3.37%, 02/01/2037 (z)	141
1,321	ARM, 3.39%, 05/01/2037 (z)	1,390
1,181	ARM, 3.40%, 09/01/2036 (z)	1,244
151	ARM, 3.41%, 10/01/2036 (z)	157
582	ARM, 3.42%, 06/01/2037 (z)	612
844	ARM, 3.44%, 07/01/2040 (z)	886
425	ARM, 3.48%, 04/01/2034 (z)	446
1,350	ARM, 3.49%, 02/01/2037 (z)	1,420
282	ARM, 3.49%, 05/01/2037 (z)	297
475	ARM, 3.50%, 12/01/2035 (z)	500
100	ARM, 3.51%, 02/01/2037 (z)	105
580	ARM, 3.51%, 10/01/2036 (z)	620
24	ARM, 3.53%, 04/01/2037 (z)	25
634	ARM, 3.54%, 01/01/2037 (z)	670
1,321	ARM, 3.59%, 12/01/2036 (z)	1,401
1,457	ARM, 3.61%, 09/01/2036 (z)	1,541
788	ARM, 3.62%, 05/01/2038 (z)	830
44	ARM, 3.63%, 12/01/2036 (z)	47
333	ARM, 3.65%, 07/01/2037 (z)	351
781	ARM, 3.68%, 02/01/2037 (z)	829
3,272	ARM, 3.69%, 06/01/2036 (z)	3,466
1,714	ARM, 3.76%, 05/01/2037 (z)	1,813
1,075	ARM, 3.77%, 04/01/2038 (z)	1,141
1,066	ARM, 3.77%, 06/01/2036 (z)	1,129
1,107	ARM, 3.77%, 03/01/2036 (z)	1,176
1,027	ARM, 3.81%, 04/01/2037 (z)	1,095
449	ARM, 3.85%, 03/01/2037 (z)	472
242	ARM, 3.94%, 02/01/2037 (z)	258
1,260	ARM, 3.94%, 05/01/2037 (z)	1,340
234	ARM, 4.02%, 03/01/2037 (z)	249
981	ARM, 4.02%, 03/01/2036 (z)	1,058
249	ARM, 4.06%, 05/01/2036 (z)	267
	FHLMC Gold Pools, 15 Year, Single Family,
6	4.00%, 06/01/2018	6
93	4.50%, 08/01/2018 - 10/01/2018	96
139	5.00%, 10/01/2017 - 12/01/2017	142
447	5.50%, 01/01/2018 - 02/01/2024	458
259	6.00%, 04/01/2018 - 03/01/2022	265
42	6.50%, 11/01/2017 - 03/01/2022	44
	FHLMC Gold Pools, 20 Year, Single Family,
9,300	3.50%, 01/01/2032 - 03/01/2032	9,769
60	6.00%, 12/01/2022	68
453	6.50%, 01/01/2028	515

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	FHLMC Gold Pools, 30 Year, Single Family,
30,779	3.00%, 08/01/2043	31,355
23,882	4.50%, 05/01/2041	25,745
24,483	5.00%, 01/01/2034 - 08/01/2040	26,801
4,239	5.50%, 01/01/2033 - 03/01/2040	4,713
758	6.00%, 10/01/2029 - 12/01/2036	864
4,657	6.50%, 08/01/2029 - 03/01/2038	5,365
1,255	7.00%, 04/01/2026 - 02/01/2037	1,426
1,564	7.50%, 08/01/2025 - 09/01/2038	1,828
12	8.00%, 07/01/2020 - 11/01/2024	14
37	8.50%, 07/01/2028	43
	FHLMC Gold Pools, FHA/VA,
5,016	7.50%, 01/01/2032 - 12/01/2036	5,730
932	10.00%, 10/01/2030	999
	FHLMC Gold Pools, Other,
63,133	3.50%, 02/01/2033 - 06/01/2043	65,778
116,017	4.00%, 06/01/2042 - 01/01/2046	123,944
34,958	4.50%, 01/01/2046	38,052
310	5.50%, 04/01/2018	313
1,045	6.00%, 02/01/2033 - 11/01/2036	1,148
10,616	6.50%, 12/01/2035 - 06/01/2037	12,116
9	7.00%, 07/01/2029	10
139	10.00%, 03/17/2026	139
	FN MA,
37,006	ARM, 1.57%, 01/01/2023 (z)	36,892
10,000	ARM, 1.59%, 12/01/2024 (z)	10,013
6,579	ARM, 1.61%, 01/01/2023 (z)	6,609
15,000	ARM, 1.65%, 07/01/2024 (z)	14,909
2,327	ARM, 1.68%, 11/01/2023 (z)	2,328
3,819	ARM, 1.69%, 08/01/2022 (z)	3,820
1	ARM, 1.88%, 01/01/2019 (z)	1
7,998	ARM, 2.02%, 03/01/2022 (z)	8,014
45	ARM, 2.40%, 09/01/2027 (z)	46
88	ARM, 2.54%, 11/01/2034 (z)	92
2	ARM, 2.55%, 03/01/2019 (z)	2
325	ARM, 2.57%, 08/01/2034 (z)	332
47	ARM, 2.71%, 07/01/2034 (z)	50
348	ARM, 2.71%, 09/01/2037 (z)	360
1,029	ARM, 2.73%, 07/01/2037 (z)	1,059
2,046	ARM, 2.73%, 09/01/2036 (z)	2,104
192	ARM, 2.74%, 10/01/2034 (z)	201
409	ARM, 2.77%, 07/01/2035 (z)	425
1,231	ARM, 2.79%, 01/01/2036 (z)	1,292
439	ARM, 2.79%, 09/01/2033 (z)	452
634	ARM, 2.83%, 01/01/2037 (z)	655
977	ARM, 2.84%, 02/01/2037 (z)	1,009

SEE NOTES TO FINANCIAL STATEMENTS.

86	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Mortgage-Backed Securities — continued
48		ARM, 2.84%, 09/01/2034 (z)	51
745		ARM, 2.84%, 11/01/2037 (z)	783
282		ARM, 2.86%, 09/01/2035 (z)	294
746		ARM, 2.86%, 09/01/2036 (z)	781
—	(h)	ARM, 2.88%, 08/01/2019 (z)	—	(h)
2,653		ARM, 2.89%, 01/01/2035 (z)	2,741
240		ARM, 2.90%, 08/01/2034 (z)	252
167		ARM, 2.91%, 02/01/2035 (z)	173
554		ARM, 2.94%, 01/01/2036 (z)	585
373		ARM, 2.97%, 09/01/2036 (z)	386
3,848		ARM, 2.98%, 12/01/2037 (z)	4,072
410		ARM, 2.98%, 11/01/2033 (z)	428
94		ARM, 3.03%, 09/01/2037 (z)	96
2,002		ARM, 3.04%, 11/01/2037 (z)	2,087
1,430		ARM, 3.06%, 09/01/2036 (z)	1,502
552		ARM, 3.08%, 08/01/2036 (z)	563
175		ARM, 3.10%, 09/01/2033 (z)	185
953		ARM, 3.12%, 10/01/2036 (z)	998
1,603		ARM, 3.13%, 08/01/2036 (z)	1,687
69		ARM, 3.14%, 08/01/2035 (z)	72
484		ARM, 3.15%, 03/01/2035 (z)	509
172		ARM, 3.16%, 11/01/2034 (z)	180
552		ARM, 3.16%, 04/01/2035 (z)	583
381		ARM, 3.17%, 05/01/2035 (z)	395
79		ARM, 3.17%, 08/01/2034 (z)	83
368		ARM, 3.17%, 08/01/2036 (z)	386
119		ARM, 3.17%, 01/01/2035 (z)	125
2,276		ARM, 3.18%, 07/01/2037 (z)	2,391
1,085		ARM, 3.19%, 09/01/2037 (z)	1,143
427		ARM, 3.20%, 09/01/2036 (z)	450
75		ARM, 3.22%, 07/01/2037 (z)	78
137		ARM, 3.23%, 01/01/2034 (z)	145
417		ARM, 3.23%, 10/01/2034 (z)	442
466		ARM, 3.28%, 06/01/2034 (z)	491
1,740		ARM, 3.31%, 12/01/2036 (z)	1,831
678		ARM, 3.33%, 10/01/2036 (z)	722
1,250		ARM, 3.34%, 10/01/2036 (z)	1,325
324		ARM, 3.36%, 08/01/2033 (z)	341
343		ARM, 3.39%, 11/01/2036 (z)	363
940		ARM, 3.41%, 02/01/2037 (z)	990
230		ARM, 3.41%, 01/01/2038 (z)	239
594		ARM, 3.42%, 10/01/2035 (z)	630
81		ARM, 3.42%, 05/01/2035 (z)	85
315		ARM, 3.44%, 12/01/2036 (z)	332
273		ARM, 3.44%, 06/01/2036 (z)	287
412		ARM, 3.46%, 01/01/2037 (z)	436

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

1,789	ARM, 3.46%, 04/01/2037 (z)	1,876
188	ARM, 3.50%, 08/01/2036 (z)	195
771	ARM, 3.52%, 07/01/2036 (z)	813
887	ARM, 3.57%, 07/01/2037 (z)	938
2,051	ARM, 3.59%, 06/01/2036 (z)	2,167
278	ARM, 3.59%, 05/01/2036 (z)	294
402	ARM, 3.62%, 11/01/2036 (z)	427
473	ARM, 3.72%, 06/01/2036 (z)	502
127	ARM, 3.75%, 09/01/2037 (z)	130
32	ARM, 3.88%, 01/01/2036 (z)	33
4,304	ARM, 3.88%, 02/01/2036 - 03/01/2036 (z)	4,613
31	ARM, 3.95%, 03/01/2029 (z)	33
1,560	ARM, 4.12%, 08/01/2037 (z)	1,667
191	ARM, 4.63%, 09/01/2037 (z)	202
	FNMA, 15 Year, Single Family,
96	3.50%, 04/01/2019	101
758	4.50%, 05/01/2018 - 12/01/2019	775
1,879	5.00%, 04/01/2018 - 08/01/2024	1,950
1,416	5.50%, 02/01/2018 - 07/01/2020	1,442
5,653	6.00%, 03/01/2018 - 07/01/2024	6,025
956	6.50%, 08/01/2020 - 02/01/2024	1,026
	FNMA, 20 Year, Single Family,
11,321	3.50%, 07/01/2032 - 08/01/2032	11,890
23,646	4.00%, 01/01/2035	25,441
728	5.50%, 07/01/2025	804
4,707	6.00%, 07/01/2026 - 09/01/2029	5,290
1,306	6.50%, 05/01/2022 - 08/01/2026	1,447
	FNMA, 30 Year, FHA/VA,
134	6.00%, 09/01/2033	147
173	6.50%, 03/01/2029	197
15	7.00%, 02/01/2033	16
39	8.00%, 06/01/2028	44
3	9.50%, 12/01/2018	3
	FNMA, 30 Year, Single Family,
184	Pool, 5.00%, 06/01/2033	204
27,296	3.00%, 06/01/2043	27,864
121,752	3.50%, 05/01/2044 - 01/01/2046	127,438
17,952	4.00%, 12/01/2033 - 06/01/2042	19,310
15,815	4.50%, 11/01/2033 - 09/01/2043	17,142
18,761	5.00%, 07/01/2033 - 08/01/2040	20,595
12,971	5.50%, 11/01/2032 - 12/01/2039	14,530
10,596	6.00%, 12/01/2028 - 11/01/2038	12,066
20,345	6.50%, 11/01/2029 - 10/01/2038	23,451
11,012	7.00%, 01/01/2024 - 01/01/2039	13,098
7,271	7.50%, 11/01/2022 - 04/01/2039	8,840

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	87

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage-Backed Securities — continued
587	8.00%, 03/01/2021 - 01/01/2038	685
13	8.50%, 07/01/2024 - 05/01/2025	15
8	9.50%, 07/01/2028	9
4	10.00%, 02/01/2024	4
	FNMA, Other,
6,796	1.47%, 12/01/2019	6,747
8,968	1.69%, 12/01/2019	8,944
10,996	1.94%, 07/01/2019	11,022
13,452	2.00%, 12/01/2020	13,535
80,712	2.01%, 06/01/2020	81,301
2,083	2.03%, 08/01/2019	2,103
4,170	2.15%, 01/01/2023	4,200
8,069	2.19%, 05/01/2019	8,120
6,140	2.20%, 07/01/2019	6,183
5,541	2.24%, 12/01/2022	5,604
8,788	2.28%, 12/01/2022	8,906
3,249	2.32%, 12/01/2022	3,299
14,683	2.33%, 01/01/2023	14,915
31,982	2.34%, 12/01/2022 - 01/01/2023	32,571
26,942	2.37%, 07/01/2019 - 01/01/2023	27,325
7,402	2.38%, 11/01/2022	7,536
14,576	2.39%, 10/01/2022 - 12/01/2022	14,847
9,511	2.40%, 01/01/2022	9,650
49,524	2.40%, 12/01/2022 - 05/01/2026	50,286
5,123	2.41%, 11/01/2022	5,223
17,746	2.42%, 12/01/2022 - 06/01/2023	18,091
15,495	2.44%, 11/01/2022 - 01/01/2023	15,820
43,197	2.45%, 06/01/2019 - 02/01/2023	43,968
25,000	2.46%, 10/01/2026	24,820
7,731	2.47%, 09/01/2022 - 11/01/2022	7,903
28,835	2.49%, 03/01/2023 - 05/01/2026	28,984
22,555	2.50%, 04/01/2023 - 10/01/2031	22,441
8,251	2.51%, 01/01/2023	8,410
37,011	2.52%, 10/01/2022 - 05/01/2023	37,901
2,690	2.54%, 05/01/2023	2,757
14,158	2.55%, 11/01/2022	14,527
5,165	2.57%, 10/01/2022	5,304
7,740	2.59%, 06/01/2028	7,713
13,817	2.60%, 06/01/2022 - 01/01/2023	14,188
18,595	2.61%, 07/01/2022 - 06/01/2026	18,864
22,410	2.63%, 09/01/2021 - 06/01/2025	22,883
5,746	2.64%, 10/01/2022	5,918
24,472	2.64%, 04/01/2023 - 06/01/2026	24,800
8,968	2.65%, 08/01/2022	9,246
17,704	2.66%, 12/01/2022	18,247
31,501	2.67%, 07/01/2022 - 07/01/2031	31,623

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

14,757	2.68%, 05/01/2025 - 06/01/2027	15,017
8,550	2.69%, 07/01/2022	8,816
23,562	2.70%, 04/01/2022 - 04/01/2025	24,250
5,193	2.71%, 04/01/2023	5,338
10,000	2.73%, 07/01/2028	10,000
8,094	2.75%, 03/01/2022	8,359
13,945	2.76%, 06/01/2022	14,429
17,477	2.77%, 06/01/2023	18,107
22,357	2.77%, 05/01/2022 - 06/01/2023	23,150
4,269	2.78%, 06/01/2027	4,348
8,000	2.79%, 05/01/2027	8,148
14,849	2.81%, 05/01/2027 - 08/01/2031	15,030
9,258	2.82%, 07/01/2022	9,600
39,974	2.83%, 05/01/2027 - 06/01/2027	40,797
44,275	2.84%, 01/01/2025 - 04/01/2026	45,826
19,087	2.86%, 05/01/2022 - 01/01/2025	19,812
8,467	2.89%, 05/01/2027	8,664
16,243	2.90%, 12/01/2024 - 06/01/2031	16,594
6,000	2.91%, 03/01/2027	6,148
56,750	2.92%, 12/01/2024 - 05/01/2030	58,286
33,844	2.94%, 05/01/2022 - 05/01/2030	34,659
23,400	2.96%, 01/01/2025 - 06/01/2030	24,021
44,162	2.97%, 01/01/2022 - 06/01/2030	45,717
19,703	2.98%, 07/01/2022	20,537
17,278	2.99%, 02/01/2022 - 01/01/2025	17,995
49,196	3.00%, 06/01/2027 - 02/01/2043	50,254
9,577	3.02%, 05/01/2022 - 06/01/2025	9,992
56,364	3.03%, 12/01/2021 - 04/01/2030	57,915
10,762	3.04%, 12/01/2018	10,920
13,021	3.05%, 04/01/2022 - 01/01/2025	13,565
7,497	3.06%, 02/01/2022	7,833
27,886	3.08%, 03/01/2022 - 04/01/2030	28,868
11,268	3.09%, 01/01/2022	11,759
37,791	3.10%, 05/01/2022 - 05/01/2030	39,171
25,303	3.11%, 12/01/2024	26,565
49,087	3.12%, 01/01/2022 - 06/01/2035	50,070
47,234	3.13%, 04/01/2030 - 06/01/2030	48,215
45,186	3.14%, 02/01/2022 - 12/01/2026	47,214
9,357	3.15%, 07/01/2030	9,650
13,200	3.17%, 08/01/2025 - 02/01/2030	13,750
18,475	3.18%, 01/01/2026 - 06/01/2030	19,244
17,000	3.19%, 12/01/2026	17,785
7,108	3.20%, 01/01/2022	7,451
16,590	3.21%, 03/01/2022 - 03/01/2031	17,162
13,875	3.22%, 12/01/2026 - 04/01/2030	14,436
4,935	3.23%, 11/01/2020	5,127

SEE NOTES TO FINANCIAL STATEMENTS.

88	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage-Backed Securities — continued
20,000	3.24%, 12/01/2026	21,001
18,016	3.25%, 09/01/2026 - 07/01/2027	18,922
7,914	3.26%, 12/01/2026	8,319
6,658	3.27%, 11/01/2020	6,933
61,207	3.29%, 10/01/2020 - 11/01/2026	64,408
15,564	3.30%, 12/01/2026 - 07/01/2030	16,275
3,262	3.31%, 12/01/2021	3,427
10,000	3.33%, 09/01/2027	10,561
16,000	3.34%, 02/01/2027	17,076
11,623	3.35%, 09/01/2030	12,209
6,965	3.36%, 10/01/2020	7,268
7,771	3.37%, 09/01/2030	8,147
12,018	3.38%, 01/01/2018 - 12/01/2023	12,204
2,949	3.40%, 10/01/2021	3,104
16,344	3.43%, 09/01/2020 - 11/01/2021	17,160
12,570	3.44%, 12/01/2021 - 10/01/2026	13,315
31,972	3.45%, 01/01/2024 - 04/01/2035	33,992
7,435	3.48%, 12/01/2020	7,789
188,529	3.50%, 10/01/2020 - 01/01/2044	196,419
9,000	3.51%, 08/01/2023	9,673
5,318	3.52%, 01/01/2018	5,312
8,609	3.54%, 10/01/2020	9,024
6,896	3.54%, 12/01/2020	7,216
13,000	3.55%, 02/01/2030	13,870
3,209	3.56%, 01/01/2021	3,371
18,763	3.57%, 11/01/2034	19,894
22,604	3.59%, 10/01/2020 - 08/01/2023	23,998
1,604	3.60%, 09/01/2020	1,684
9,079	3.61%, 11/01/2034	9,663
9,397	3.63%, 01/01/2018 - 10/01/2035	9,836
4,859	3.64%, 01/01/2025	5,231
42,150	3.67%, 07/01/2023	45,596
3,165	3.70%, 12/01/2020	3,335
13,429	3.73%, 06/01/2018	13,530
9,627	3.74%, 07/01/2020 - 07/01/2023	10,241
3,812	3.76%, 12/01/2035	4,125
27,400	3.77%, 12/01/2025	29,854
24,123	3.77%, 09/01/2021	25,677
21,025	3.83%, 12/01/2020 - 12/01/2021	22,459
21,790	3.85%, 09/01/2020 - 09/01/2021	23,105
8,094	3.86%, 07/01/2021	8,632
9,988	3.87%, 01/01/2021	10,598
8,634	3.88%, 09/01/2021	9,241
30,459	3.89%, 08/01/2020 - 09/01/2021	32,440
5,878	3.92%, 10/01/2020	6,220
5,558	3.92%, 09/01/2021	5,954

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

15,832	3.93%, 07/01/2020 - 01/01/2021	16,723
8,968	3.94%, 07/01/2021	9,615
7,174	3.95%, 07/01/2020	7,580
8,301	3.96%, 08/01/2020	8,782
5,356	3.97%, 06/01/2021	5,729
4,499	3.99%, 07/01/2021	4,818
129,676	4.00%, 04/01/2020 - 03/01/2046	138,110
6,009	4.02%, 06/01/2021	6,452
5,671	4.05%, 01/01/2021 - 08/01/2021	6,069
8,532	4.06%, 07/01/2021	9,166
26,433	4.07%, 07/01/2020	27,963
15,216	4.07%, 10/01/2021	16,408
5,757	4.10%, 06/01/2021	6,183
14,227	4.13%, 11/01/2019 - 08/01/2021	15,077
14,491	4.16%, 03/01/2021	15,480
16,100	4.18%, 12/01/2019 - 09/01/2023	17,513
4,629	4.19%, 06/01/2021	4,970
17,429	4.24%, 11/01/2019 - 06/01/2021	18,672
15,784	4.25%, 04/01/2021	16,975
27,192	4.26%, 12/01/2019 - 07/01/2021	29,112
6,128	4.26%, 06/01/2021	6,552
12,320	4.28%, 01/01/2020	12,924
5,647	4.28%, 01/01/2021	6,061
4,704	4.30%, 06/01/2021	5,066
6,517	4.30%, 08/01/2020 - 04/01/2021	6,699
7,645	4.31%, 07/01/2021	8,229
10,324	4.33%, 02/01/2021 - 04/01/2021	11,093
16,142	4.34%, 06/01/2021	17,553
12,839	4.36%, 05/01/2021	13,845
9,626	4.37%, 02/01/2020	10,179
14,008	4.38%, 04/01/2020	14,808
6,462	4.39%, 05/01/2021	6,970
55,153	4.40%, 02/01/2020	58,337
2,511	4.40%, 02/01/2020	2,653
3,578	4.45%, 01/01/2021	3,844
8,071	4.48%, 06/01/2021	8,766
91,157	4.50%, 08/01/2021 - 03/01/2044	99,124
11,557	4.50%, 12/01/2019	12,127
5,158	4.54%, 01/01/2020 - 07/01/2026	5,626
8,691	4.55%, 08/01/2026	9,723
9,787	4.66%, 12/01/2026	11,020
9,000	4.76%, 08/01/2026	10,216
5,728	4.77%, 08/01/2026	6,458
1,450	5.00%, 04/01/2031 - 12/01/2032	1,609
1,285	5.50%, 09/01/2017 - 06/01/2039	1,378
1,168	5.86%, 10/01/2017	1,170

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	89

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage-Backed Securities — continued
1,702	6.00%, 02/01/2036 - 11/01/2048	1,866
1,433	6.50%, 04/01/2036 - 05/01/2037	1,622
866	7.00%, 02/01/2036 - 04/01/2037	975
145	8.00%, 11/01/2037	162
11	10.50%, 04/15/2019	11
	GNMA I, 30 Year, Single Family,
3,317	5.50%, 04/15/2033 - 09/15/2034	3,726
94	6.00%, 11/15/2028	106
2,114	6.50%, 01/15/2024 - 12/15/2035	2,451
4,280	7.00%, 08/15/2023 - 04/15/2037	5,024
466	7.50%, 11/15/2022 - 10/15/2037	547
13	8.00%, 08/15/2028	13
8	9.00%, 02/15/2020 - 11/15/2024	8
258	9.50%, 09/15/2018 - 12/15/2025	277
	GNMA II, 30 Year, Single Family,
3,258	3.75%, 07/20/2045	3,418
8,207	4.25%, 12/20/2044	8,861
1,889	5.50%, 09/20/2039	2,135
9,210	6.00%, 03/20/2028 - 08/20/2039	10,420
817	6.50%, 07/20/2029	949
349	7.00%, 08/20/2038	410
70	7.50%, 02/20/2028 - 09/20/2028	80
141	8.00%, 12/20/2025 - 09/20/2028	161
68	8.50%, 03/20/2025 - 05/20/2025	75
	GNMA II, Other,
3,000	3.75%, 09/20/2038 - 01/20/2039	3,168
4,455	4.46%, 05/20/2063 (z)	4,656
52	6.00%, 11/20/2038	56

	Total Mortgage-Backed Securities (Cost $4,164,944)	4,249,683

Municipal Bonds — 0.3% (t)
	California — 0.0% (g)
3,060	City of Los Angeles, Department of Airports, Series C, Rev., 6.58%, 05/15/2039	4,054
2,400	State of California, Various Purpose, GO, 7.30%, 10/01/2039	3,580

		7,634

	New York — 0.2%
2,240	New York State Dormitory Authority, Series D, Rev., 5.60%, 03/15/2040	2,888
	Port Authority of New York & New Jersey, Consolidated,
10,965	Series 164, Rev., 5.65%, 11/01/2040	14,679
3,780	Series 165, Rev., 5.65%, 11/01/2040	5,061
17,925	Series 174, Rev., 4.46%, 10/01/2062	20,436

		43,064

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Ohio — 0.1%
11,725	American Municipal Power, Inc., Meldahl Hydroelectric Project, Series B, Rev., 7.50%, 02/15/2050	17,568
	Ohio State University, General Receipts,
1,000	Rev., 5.59%, 12/01/2114	1,161
3,478	Series A, Rev., 4.05%, 12/01/2056	3,641
9,576	Series A, Rev., 4.80%, 06/01/2111	10,239

		32,609

	Total Municipal Bonds (Cost $68,331)	83,307

Supranational — 0.1%
23,640	African Development Bank, 8.80%, 09/01/2019 (Cost $26,255)	26,877

U.S. Government Agency Securities — 2.7%
2,986	FFCB, 5.13%, 11/15/2018	3,123
9,865	FHLB, 5.50%, 07/15/2036	13,535
	Financing Corp. STRIPS,
59,680	1.28%, 05/11/2018 (n)	59,135
3,506	1.60%, 11/30/2017 (n)	3,496
1,795	2.14%, 03/07/2019 (n)	1,755
1,688	2.23%, 04/06/2018 (n)	1,675
	FNMA,
57,500	1.80%, 10/09/2019 (n)	55,467
8,071	3.75%, 05/15/2030	5,611
11,944	Government Trust Certificate, Series 1-Z, 2.52%, 04/01/2019 (n)	11,626
	Resolution Funding Corp. STRIPS,
47,400	1.55%, 01/15/2021 (n)	44,805
108,649	1.67%, 10/15/2019 (n)	105,187
225,211	1.88%, 07/15/2020 (n)	215,015
50,759	1.93%, 10/15/2020 (n)	48,218
11,275	2.67%, 10/15/2027 (n)	8,699
30,700	2.81%, 01/15/2030 (n)	21,836
12,675	2.85%, 01/15/2026 (n)	10,403
18,250	3.03%, 04/15/2030 (n)	12,848
	Tennessee Valley Authority,
4,129	4.25%, 09/15/2065	4,861
2,632	4.63%, 09/15/2060	3,255
14,269	5.25%, 09/15/2039	19,107
493	5.50%, 06/15/2038	673
7,668	5.88%, 04/01/2036	10,717
	Tennessee Valley Authority STRIPS,
3,711	2.17%, 12/15/2017 (n)	3,697
3,500	3.34%, 12/15/2028 (n)	2,508

SEE NOTES TO FINANCIAL STATEMENTS.

90	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Government Agency Securities — continued
17,495	3.67%, 11/01/2025 (n)	14,085
2,242	4.42%, 06/15/2035 (n)	1,249
10,762	4.48%, 05/01/2019 (n)	10,444
3,119	4.81%, 07/15/2028 (n)	2,270

	Total U.S. Government Agency Securities (Cost $687,078)	695,300

U.S. Treasury Obligations — 22.4%
	U.S. Treasury Bonds,
25,000	2.88%, 05/15/2043	25,835
50,000	2.88%, 08/15/2045	51,502
25,000	3.00%, 11/15/2045	26,377
63,240	3.63%, 08/15/2043	74,361
38,050	4.25%, 05/15/2039	48,731
76,320	4.38%, 11/15/2039	99,443
134,780	4.38%, 05/15/2040	175,867
7,861	4.50%, 05/15/2038	10,392
71,284	4.50%, 08/15/2039	94,359
583	5.25%, 11/15/2028	762
9,475	8.00%, 11/15/2021	11,925
14,932	8.13%, 05/15/2021	18,457
17,000	8.75%, 05/15/2020	20,324
54,785	8.75%, 08/15/2020	66,313
	U.S. Treasury Inflation Linked Bonds,
2,100	1.75%, 01/15/2028	2,781
3,587	2.50%, 01/15/2029	5,005
9,066	3.63%, 04/15/2028	18,197
	U.S. Treasury Inflation Linked Notes,
10,000	0.13%, 04/15/2019	10,475
22,231	0.13%, 01/15/2022	24,201
2,584	1.38%, 01/15/2020	3,035
	U.S. Treasury Notes,
10,788	1.00%, 11/30/2019	10,707
16,770	1.25%, 10/31/2018	16,767
18,500	1.25%, 02/29/2020	18,443
16,278	1.38%, 12/31/2018	16,298
10,000	1.38%, 05/31/2020	9,993
8,000	1.63%, 07/31/2019	8,044
5,000	1.75%, 10/31/2020	5,042
2,500	2.00%, 11/30/2020	2,540
10,000	2.13%, 08/31/2020	10,198
175,991	2.63%, 08/15/2020	182,020
34,504	2.63%, 11/15/2020	35,728
12,681	2.75%, 12/31/2017	12,749
93,518	3.13%, 05/15/2019	96,375
	U.S. Treasury STRIPS Bonds,
72,700	1.81%, 11/15/2019 (n)	70,509

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

123,537	1.90%, 05/15/2021 (n)	116,492
52,512	1.96%, 02/15/2020 (n)	50,755
10,990	1.96%, 08/15/2025 (n)	9,303
212,665	2.12%, 02/15/2021 (n)	201,441
88,900	2.21%, 11/15/2023 (n)	78,766
131,435	2.28%, 08/15/2023 (n)	117,181
59,076	2.40%, 02/15/2024 (n)	52,002
149,456	2.44%, 05/15/2022 (n)	137,584
105,800	2.55%, 08/15/2022 (n)	96,766
204,956	2.63%, 02/15/2022 (n)	189,859
171,800	2.68%, 11/15/2022 (n)	156,159
265,487	2.72%, 08/15/2020 (n)	254,222
108,421	2.75%, 08/15/2021 (n)	101,696
248,580	2.76%, 05/15/2023 (n)	223,140
51,591	2.82%, 08/15/2024 (n)	44,826
54,049	2.88%, 05/15/2028 (n)	42,359
121,891	2.92%, 02/15/2034 (n)	80,410
97,800	2.93%, 08/15/2032 (n)	67,474
254,322	2.97%, 02/15/2023 (n)	229,567
172,788	3.05%, 11/15/2032 (n)	118,319
112,532	3.06%, 08/15/2028 (n)	87,513
14,870	3.13%, 05/15/2029 (n)	11,306
103,866	3.17%, 02/15/2032 (n)	72,703
78,371	3.18%, 11/15/2021 (n)	73,064
246,297	3.21%, 05/15/2032 (n)	171,028
17,278	3.22%, 05/15/2024 (n)	15,110
7,608	3.34%, 08/15/2026 (n)	6,257
16,680	3.35%, 05/15/2035 (n)	10,564
93,350	3.38%, 05/15/2031 (n)	66,763
59,956	3.41%, 11/15/2029 (n)	44,910
14,106	3.41%, 05/15/2018 (n)	13,991
94,041	3.44%, 11/15/2026 (n)	76,829
21,613	3.46%, 11/15/2034 (n)	13,893
36,300	3.47%, 02/15/2033 (n)	24,677
38,512	3.48%, 08/15/2029 (n)	29,035
135,684	3.53%, 02/15/2027 (n)	110,029
81,052	3.57%, 02/15/2029 (n)	62,107
84,028	3.58%, 11/15/2027 (n)	66,864
108,105	3.60%, 05/15/2033 (n)	72,942
98,421	3.63%, 11/15/2031 (n)	69,390
70,188	3.65%, 08/15/2031 (n)	49,889
122,874	3.72%, 05/15/2019 (n)	120,113
25,155	3.75%, 08/15/2034 (n)	16,305
298,566	3.78%, 05/15/2020 (n)	287,450
28,525	3.80%, 05/15/2034 (n)	18,622
25,906	3.83%, 02/15/2035 (n)	16,525

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	91

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligations — continued
89,733	4.00%, 08/15/2030 (n)	65,710
57,436	4.06%, 11/15/2030 (n)	41,763
72,252	4.11%, 02/15/2031 (n)	52,161
127,498	4.16%, 08/15/2019 (n)	124,184
46,760	4.18%, 11/15/2028 (n)	36,060
33,200	4.23%, 11/15/2024 (n)	28,691
75,636	4.55%, 05/15/2030 (n)	55,768
6,700	4.57%, 02/15/2026 (n)	5,594
24,999	4.63%, 05/15/2026 (n)	20,700
45,886	4.70%, 08/15/2027 (n)	36,762
31,937	4.83%, 08/15/2018 (n)	31,554
24,963	4.89%, 08/15/2033 (n)	16,702
1,525	5.32%, 08/15/2035 (n)	958
111,213	5.37%, 02/15/2030 (n)	82,717
33,709	5.46%, 11/15/2033 (n)	22,383
6,601	5.57%, 02/15/2025 (n)	5,660
7,309	6.37%, 05/15/2027 (n)	5,888
1,054	6.47%, 05/15/2036 (n)	646

	Total U.S. Treasury Obligations (Cost $5,609,154)	5,893,856

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignment — 0.1% (cc)
	Consumer Discretionary — 0.1%
	Hotels, Restaurants & Leisure — 0.1%
31,196	Lila Mexican Holdings LLC, Tranche B, (1 Month LIBOR + 3.00%), 4.23%, 08/11/2022 (aa) (bb) (Cost $30,381)	30,776

SHARES
Short-Term Investment — 1.9%
	Investment Company — 1.9%
499,548	JPMorgan Prime Money Market Fund, Institutional Class Shares, 1.18% (b) (l) (Cost $499,687)	499,698

	Total Investments — 99.7% (Cost $25,427,287)	26,245,704
	Other Assets in Excess of Liabilities — 0.3%	76,998

	NET ASSETS — 100.0%	$26,322,702

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

92	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — 14.9%
149	Academic Loan Funding Trust, Series 2012-1A, Class A1, 2.03%, 12/27/2022 (e) (z)	149
39	Accredited Mortgage Loan Trust, Series 2006-2, Class A3, 1.38%, 09/25/2036 (z) (bb)	39
	Air Canada Pass-Through Trust, (Canada),
831	Series 2013-1, Class A, 4.13%, 05/15/2025 (e)	874
1,086	Series 2015-1, Class A, 3.60%, 03/15/2027 (e)	1,105
	Ajax Mortgage Loan Trust,
1,073	Series 2016-2, Class A, SUB, 4.12%, 10/25/2056 (e) (bb)	1,071
7,991	Series 2017-A, Class A, SUB, 3.47%, 04/25/2057 (e) (bb)	8,004
	Ally Auto Receivables Trust,
6,000	Series 2015-2, Class D, 3.01%, 03/15/2022 (e)	6,056
5,700	Series 2016-1, Class D, 2.84%, 09/15/2022	5,753
4,038	Series 2017-3, Class C, 2.37%, 10/17/2022	4,053
	American Airlines Pass-Through Trust,
1,028	Series 2016-2, Class A, 3.65%, 06/15/2028	1,047
974	Series 2016-2, Class AA, 3.20%, 06/15/2028	988
2,557	Series 2017-1, Class AA, 3.65%, 02/15/2029	2,646
250	Series 2017-2, Class A, 3.60%, 10/15/2029	253
409	Series 2017-2, Class AA, 3.35%, 10/15/2029	413
	American Credit Acceptance Receivables Trust,
10,000	Series 2016-2, Class C, 6.09%, 05/12/2022 (e)	10,304
6,975	Series 2016-3, Class C, 4.26%, 08/12/2022 (e)	7,091
6,956	Series 2016-4, Class C, 2.91%, 02/13/2023 (e) (bb)	6,995
12,002	Series 2017-2, Class C, 2.86%, 06/12/2023 (e)	12,011
7,321	Series 2017-2, Class D, 3.69%, 06/12/2023 (e)	7,361
23,121	American Express Credit Account Master Trust, Series 2017-1, Class A, 1.93%, 09/15/2022	23,270
1,250	American Homes 4 Rent, Series 2015-SFR1, Class E, 5.64%, 04/17/2052 (e) (bb)	1,380
	American Homes 4 Rent Trust,
5,000	Series 2014-SFR3, Class D, 5.04%, 12/17/2036 (e) (bb)	5,518
17,745	Series 2014-SFR3, Class E, 6.42%, 12/17/2036 (e) (bb)	20,416

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

2,250	Series 2015-SFR2, Class D, 5.04%, 10/17/2045 (e) (bb)	2,489
18,630	Series 2015-SFR2, Class E, 6.07%, 10/17/2045 (e) (bb)	21,192
	AmeriCredit Automobile Receivables Trust,
635	Series 2015-1, Class A3, 1.26%, 11/08/2019	634
1,721	Series 2015-2, Class A3, 1.27%, 01/08/2020	1,721
5,317	Series 2016-3, Class B, 1.80%, 10/08/2021 (bb)	5,299
11,300	Series 2017-2, Class D, 3.42%, 04/18/2023	11,501
	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates,
162	Series 2003-5, Class A6, SUB, 4.17%, 04/25/2033 (bb)	163
21	Series 2003-13, Class AF6, SUB, 5.07%, 01/25/2034 (bb)	23
	AMSR Trust,
3,007	Series 2016-SFR1, Class E, 4.38%, 11/17/2033 (e) (z) (bb)	3,054
3,007	Series 2016-SFR1, Class F, 5.13%, 11/17/2033 (e) (z) (bb)	3,082
	Anchor Assets IX LLC,
15,300	Series 2016-1, Class A, 5.13%, 02/15/2020 (e) (bb)	15,300
10,250	Series 2016-1, Class B, 6.25%, 02/15/2020 (e) (bb)	10,250
7,130	APF 2016-1A B, Series 2016-1A, Class C, 8.00%, 02/16/2021 (z) (bb)	7,131
8,282	Arcadia Receivables Credit Trust, Series 2017-1, Class A, 3.25%, 06/15/2023 (e)	8,317
	B2R Mortgage Trust,
3,357	Series 2015-1, Class A1, 2.52%, 05/15/2048 (e)	3,356
4,359	Series 2016-1, Class A, 2.57%, 06/15/2049 (e)	4,357
2	BankBoston Home Equity Loan Trust, Series 1998-1, Class A6, 6.35%, 07/25/2028 (bb)	2
3,790	BCC Funding XIII LLC, Series 2016-1, Class A2, 2.20%, 12/20/2021 (e)	3,790
	Bear Stearns Asset-Backed Securities Trust,
300	Series 2003-SD2, Class 2A, 3.46%, 06/25/2043 (z) (bb)	285
288	Series 2006-SD1, Class A, 1.60%, 04/25/2036 (z) (bb)	282
152	Burlington Northern and Santa Fe Railway Co. Pass-Through Trust, Series 2000-2, 7.91%, 01/15/2020	161

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	93

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — continued
432	BXG Receivables Note Trust, Series 2012-A, Class A, 2.66%, 12/02/2027 (e)	428
1,895	California Republic Auto Receivables Trust, Series 2016-2, Class A3, 1.56%, 07/15/2020	1,894
	CAM Mortgage Trust,
3,679	Series 2016-2, Class A1, SUB, 3.25%, 06/15/2057 (e) (bb)	3,684
4,974	Series 2017-1, Class A1, SUB, 3.22%, 08/01/2057 (e) (bb)	4,978
	Camillo Issuer LLC,
9,885	Series 2016-SFR, Class 1A1, 5.00%, 12/05/2023 (bb)	9,863
22,002	Series 2017-SFR1, Class A, 5.50%, 06/05/2027 (e) (bb)	22,002
	CarFinance Capital Auto Trust,
2,500	Series 2014-1A, Class C, 3.45%, 04/15/2020 (e)	2,526
3,193	Series 2014-2A, Class B, 2.64%, 11/16/2020 (e)	3,200
2,750	Series 2014-2A, Class C, 3.24%, 11/16/2020 (e)	2,755
4,000	Series 2014-2A, Class D, 4.28%, 11/16/2020 (e)	4,018
3,900	Series 2015-1A, Class C, 3.58%, 06/15/2021 (e)	3,963
5,400	Series 2015-1A, Class D, 4.66%, 06/15/2021 (e)	5,436
1,070	Series 2015-1A, Class E, 5.49%, 01/18/2022 (e) (bb)	1,084
	CarMax Auto Owner Trust,
3,011	Series 2017-1, Class C, 2.84%, 10/17/2022	3,041
4,929	Series 2017-1, Class D, 3.43%, 07/17/2023	4,967
7,240	Carnow Auto Receivables Trust, Series 2016-1A, Class C, 5.11%, 02/15/2021 (e) (bb)	7,391
	Centex Home Equity Loan Trust,
94	Series 2001-B, Class A6, 6.36%, 07/25/2032 (bb)	95
156	Series 2002-C, Class AF4, SUB, 4.98%, 06/25/2031 (bb)	157
126	Series 2003-B, Class AF4, SUB, 3.74%, 02/25/2032 (bb)	127
3,000	Citi Held For Asset Issuance, Series 2016-PM1, Class B, 7.67%, 04/15/2025 (e)	3,125
1,372	Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3, 6.15%, 06/15/2039	1,853
135	Citigroup Global Markets Mortgage Securities VII, Inc., Series 2003-UP1, Class A, SUB, 3.95%, 04/25/2032 (e) (bb)	134

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	CLUB Credit Trust,
2,631	Series 2017-NP1, Class A, 2.39%, 04/17/2023 (e)	2,633
5,400	Series 2017-NP1, Class C, 5.13%, 04/17/2023 (e)	5,436
	Colony American Finance Ltd., (Cayman Islands),
2,853	Series 2016-1, Class A, 2.54%, 06/15/2048 (e)	2,852
9,906	Series 2016-2, Class A, 2.55%, 11/15/2048 (e)	9,780
5,000	Conix Mortgage Asset Trust, Series 2013-1, Class M1, 5.07%, 12/25/2047 (d) (e) (z) (bb)	285
1,140	Consumer Credit Origination Loan Trust, Series 2015-1, Class B, 5.21%, 03/15/2021 (e) (bb)	1,143
	Continental Airlines Pass-Through Trust,
211	Series 2003-ERJ1, 7.88%, 07/02/2018	215
201	Series 2004-ERJ1, 9.56%, 09/01/2019	213
371	Series 2006-ERJ1, 9.32%, 11/01/2019 (e)	392
10,931	COOF Securitization Trust Ltd., Series 2014-1, Class A, IO, 3.01%, 06/25/2040 (e) (z) (bb)	1,018
	CPS Auto Receivables Trust,
114	Series 2013-A, Class A, 1.31%, 06/15/2020 (e)	114
2,099	Series 2016-B, Class B, 3.18%, 09/15/2020 (e)	2,122
12,600	Series 2016-C, Class C, 3.27%, 06/15/2022 (e)	12,716
2,884	Series 2017-B, Class C, 2.92%, 02/15/2022 (e)	2,904
6,975	Series 2017-B, Class D, 3.95%, 03/15/2023 (e)	7,078
	CPS Auto Trust,
3,278	Series 2017-A, Class A, 1.68%, 08/17/2020 (e)	3,275
1,470	Series 2017-A, Class C, 3.31%, 12/15/2022 (e)	1,489
840	Series 2017-A, Class D, 4.61%, 12/15/2022 (e)	869
	Credit Acceptance Auto Loan Trust,
6,048	Series 2016-3A, Class C, 3.60%, 04/15/2025 (e) (bb)	6,130
3,973	Series 2017-1A, Class A, 2.56%, 10/15/2025 (e)	3,992
1,742	Series 2017-1A, Class B, 3.04%, 12/15/2025 (e)	1,752
1,460	Series 2017-1A, Class C, 3.48%, 02/17/2026 (e)	1,483

SEE NOTES TO FINANCIAL STATEMENTS.

94	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — continued
1,621	Series 2017-2A, Class C, 3.35%, 06/15/2026 (e)	1,625
62	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-HE4, Class AF, SUB, 5.51%, 08/25/2032 (bb)	67
75	CWABS Asset-Backed Certificates Trust, Series 2004-13, Class MV8, 3.78%, 01/25/2035 (z) (bb)	2
	CWABS, Inc. Asset-Backed Certificates,
297	Series 2004-1, Class 3A, 1.79%, 04/25/2034 (z) (bb)	293
243	Series 2004-1, Class M1, 1.98%, 03/25/2034 (z) (bb)	243
40	Series 2004-1, Class M2, 2.06%, 03/25/2034 (z) (bb)	39
478	CWABS, Inc. Asset-Backed Certificates Trust, Series 2004-6, Class M1, 2.13%, 10/25/2034 (z)	457
	Delta Air Lines Pass-Through Trust,
1,211	Series 2007-1, Class A, 6.82%, 08/10/2022	1,401
190	Series 2012-1, Class A, 4.75%, 05/07/2020	200
223	Series 2012-1, Class B, 6.88%, 05/07/2019 (e)	236
	Drive Auto Receivables Trust,
2,943	Series 2015-AA, Class D, 4.12%, 07/15/2022 (e)	3,013
5,900	Series 2015-DA, Class D, 4.59%, 01/17/2023 (e) (bb)	6,089
5,829	Series 2016-CA, Class D, 4.18%, 03/15/2024 (e)	5,992
7,086	Series 2017-1, Class C, 2.84%, 04/15/2022	7,144
8,047	Series 2017-1, Class D, 3.84%, 03/15/2023	8,190
1,428	Series 2017-AA, Class B, 2.51%, 01/15/2021 (e)	1,435
2,471	Series 2017-AA, Class C, 2.98%, 01/18/2022 (e)	2,502
3,217	Series 2017-AA, Class D, 4.16%, 05/15/2024 (e)	3,291
2,486	Series 2017-BA, Class B, 2.20%, 05/15/2020 (e)	2,492
6,831	Series 2017-BA, Class C, 2.61%, 08/16/2021 (e)	6,870
5,970	Series 2017-BA, Class D, 3.72%, 10/17/2022 (e)	6,029
15,290	Series 2017-BA, Class E, 5.30%, 07/15/2024 (e)	15,577
	DT Auto Owner Trust,
5,727	Series 2015-1A, Class D, 4.26%, 02/15/2022 (e)	5,811

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

5,000	Series 2016-1A, Class D, 4.66%, 12/15/2022 (e) (bb)	5,124
974	Series 2016-2A, Class C, 3.67%, 01/18/2022 (e)	985
10,965	Series 2016-3A, Class B, 2.65%, 07/15/2020 (e)	11,004
6,000	Series 2016-3A, Class C, 3.15%, 03/15/2022 (e)	6,035
16,520	Series 2016-3A, Class D, 4.52%, 06/15/2023 (e)	16,983
1,713	Series 2016-4A, Class B, 2.02%, 08/17/2020 (e)	1,713
2,962	Series 2016-4A, Class D, 3.77%, 10/17/2022 (e)	2,988
3,551	Series 2017-1A, Class D, 3.55%, 11/15/2022 (e)	3,572
8,500	Series 2017-1A, Class E, 5.79%, 02/15/2024 (e)	8,673
6,048	Series 2017-2A, Class C, 3.03%, 01/17/2023 (e)	6,062
8,750	Series 2017-2A, Class E, 6.03%, 01/15/2024 (e)	8,973
8,295	Series 2017-3A, Class E, 5.60%, 08/15/2024 (e)	8,347
291	Equity One Mortgage Pass-Through Trust, Series 2003-2, Class M1, 5.05%, 09/25/2033 (z) (bb)	294
	Exeter Automobile Receivables Trust,
1,114	Series 2014-2A, Class C, 3.26%, 12/16/2019 (e)	1,121
2,063	Series 2014-3A, Class B, 2.77%, 11/15/2019 (e)	2,068
2,150	Series 2015-2A, Class D, 5.79%, 05/16/2022 (e) (bb)	2,181
6,884	Series 2015-3A, Class C, 4.83%, 08/16/2021 (e)	7,089
445	Series 2016-1A, Class C, 5.52%, 10/15/2021 (e)	463
2,427	Series 2016-3A, Class A, 1.84%, 11/16/2020 (e)	2,426
3,480	Series 2016-3A, Class B, 2.84%, 08/16/2021 (e)	3,497
9,400	Series 2016-3A, Class D, 6.40%, 07/17/2023 (e)	9,746
4,565	Series 2017-1A, Class B, 3.00%, 12/15/2021 (e) (bb)	4,586
1,885	Series 2017-1A, Class C, 3.95%, 12/15/2022 (e) (bb)	1,912
3,465	Series 2017-2A, Class B, 2.82%, 05/16/2022 (e)	3,477

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	95

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — continued
9,065	Series 2017-2A, Class C, 3.93%, 04/17/2023 (e)	9,178
8,000	Series 2017-2A, Class D, 6.39%, 02/15/2024 (e)	8,316
	First Investors Auto Owner Trust,
5,000	Series 2016-2A, Class B, 2.21%, 07/15/2022 (e) (bb)	4,981
5,000	Series 2016-2A, Class C, 2.53%, 07/15/2022 (e) (bb)	4,978
3,500	Series 2016-2A, Class D, 3.35%, 11/15/2022 (e)	3,513
7,457	FirstKey Lending Trust, Series 2015-SFR1, Class A, 2.55%, 03/09/2047 (e)	7,465
	Flagship Credit Auto Trust,
4,000	Series 2014-1, Class C, 3.34%, 04/15/2020 (e)	4,012
4,460	Series 2014-2, Class B, 2.84%, 11/16/2020 (e)	4,483
4,337	Series 2014-2, Class C, 3.95%, 12/15/2020 (e)	4,384
6,695	Series 2015-3, Class D, 7.12%, 11/15/2022 (e)	7,046
6,000	Series 2016-2, Class C, 6.22%, 09/15/2022 (e)	6,444
4,183	Series 2017-1, Class B, 2.83%, 03/15/2023 (e)	4,215
2,704	Series 2017-1, Class C, 3.22%, 05/15/2023 (e)	2,726
1,313	Series 2017-1, Class D, 4.23%, 05/15/2023 (e)	1,347
3,500	Series 2017-1, Class E, 6.46%, 12/15/2023 (e)	3,663
3,630	Series 2017-2, Class E, 5.55%, 07/15/2024 (e)	3,692
12,823	Series 2017-R, Class B, 8.00%, 05/17/2023 (e) (bb)	12,823
1,082	Ford Credit Auto Owner Trust, Series 2015-A, Class A3, 1.28%, 09/15/2019	1,082
535	GE Capital Mortgage Services, Inc. Trust, Series 1999-HE1, Class A6, 6.70%, 04/25/2029 (z) (bb)	573
	GLC Trust,
214	Series 2014-A, Class A, 3.00%, 07/15/2021 (e)	214
107	Series 2014-A, Class B, 4.00%, 07/15/2021 (e) (bb)	105
	GLS Auto Receivables Trust,
6,000	Series 2016-1A, Class C, 6.90%, 10/15/2021 (e)	6,191
4,000	Series 2017-1A, Class D, 5.50%, 06/17/2024 (e)	4,043

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	GMAT Trust,
271	Series 2013-1A, Class A, SUB, 6.97%, 11/25/2043 (e) (bb)	271
5,000	Series 2013-1A, Class M, 5.00%, 11/25/2043 (e) (z) (bb)	4,410
9,400	GO Financial Auto Securitization Trust, Series 2015-1, Class C, 5.76%, 03/15/2021 (e)	9,381
3,669	Golden Bear LLC, Series 2016-R, Class R, 5.65%, 09/20/2047 (e)	3,733
	Goodgreen Trust,
1,865	Series 2016-1A, Class B, 5.24%, 10/15/2052 (e) (bb)	1,946
2,345	Series 2017-1A, Class A, 3.74%, 10/15/2052 (e)	2,421
	Green Tree Agency Advance Funding Trust I,
2,965	Series 2016-T1, Class BT1, 3.12%, 10/15/2048 (e) (bb)	2,951
3,842	Series 2016-T1, Class DT1, 4.06%, 10/15/2048 (e) (bb)	3,823
	HERO Funding II, (Cayman Islands),
1,740	Series 2016-3B, Class B, 5.24%, 09/20/2042 (e) (bb)	1,776
10,698	Series 2016-4B, Class B, 5.75%, 09/20/2047 (e)	10,826
	HERO Funding Trust,
7,463	Series 2015-3A, Class A, 4.28%, 09/20/2041 (e)	7,745
3,216	Series 2016-3A, Class A1, 3.08%, 09/20/2042 (e)	3,230
8,504	Series 2017-1A, Class A2, 4.46%, 09/20/2047 (e)	8,956
9,102	Series 2017-2A, Class A2, 4.07%, 09/20/2048 (e)	9,439
10,081	Hero Residual Funding, (Cayman Islands), Series 2016-1R, Class A1, 4.50%, 09/21/2042 (e)	10,150
75	Home Loan Trust, Series 2003-HI2, Class A6, SUB, 5.26%, 07/25/2028 (bb)	75
1,416	Honda Auto Receivables Owner Trust, Series 2015-1, Class A3, 1.05%, 10/15/2018	1,415
39	HSBC Home Equity Loan Trust USA, Series 2007-3, Class APT, 2.43%, 11/20/2036 (z) (bb)	39
636	Hyundai Auto Receivables Trust, Series 2015-A, Class A3, 1.05%, 04/15/2019	635
	Kabbage Asset Securitization LLC,
6,415	Series 2017-1, Class B, 5.79%, 03/15/2022 (e)	6,532
10,000	Series 2017-1, Class C, 8.00%, 03/15/2022 (e)	10,442

SEE NOTES TO FINANCIAL STATEMENTS.

96	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — continued
	KGS-Alpha SBA COOF Trust,
15,688	Series 2012-2, Class A, IO, 0.85%, 08/25/2038 (e) (z) (bb)	386
17,838	Series 2012-4, Class A, IO, 0.97%, 09/25/2037 (e) (z)	523
12,595	Series 2013-2, Class A, IO, 1.69%, 03/25/2039 (e) (z) (bb)	538
	LendingClub Issuance Trust,
983	Series 2016-NP1, Class A, 3.75%, 06/15/2022 (e)	990
2,258	Series 2016-NP2, Class A, 3.00%, 01/17/2023 (e)	2,266
	Lendmark Funding Trust,
7,500	Series 2016-2A, Class A, 3.26%, 04/21/2025 (e)	7,550
5,625	Series 2016-2A, Class B, 4.66%, 04/21/2025 (e) (bb)	5,788
5,019	Series 2017-1A, Class A, 2.83%, 01/22/2024 (e)	5,039
72	Long Beach Mortgage Loan Trust, Series 2004-1, Class M3, 2.28%, 02/25/2034 (z) (bb)	72
	LV Tower 52 Issuer,
14,795	Series 2013-1, Class A, 5.75%, 02/15/2023 (e) (bb)	14,814
17,003	Series 2013-1, Class M, 7.75%, 02/15/2023 (e) (bb)	17,087
5,412	Mariner Finance Issuance Trust, Series 2017-AA, Class A, 3.62%, 02/20/2029 (e)	5,447
	Marlette Funding Trust,
2,373	Series 2016-1A, Class A, 3.06%, 01/17/2023 (e)	2,382
6,741	Series 2016-1A, Class B, 4.78%, 01/17/2023 (e)	6,898
6,058	Series 2017-1A, Class A, 2.83%, 03/15/2024 (e)	6,088
	Mid-State Capital Corp. Trust,
148	Series 2005-1, Class A, 5.75%, 01/15/2040	160
3,510	Series 2005-1, Class M1, 6.11%, 01/15/2040 (bb)	3,766
1,698	Series 2006-1, Class A, 5.79%, 10/15/2040 (e)	1,906
2,060	Series 2006-1, Class M1, 6.08%, 10/15/2040 (e) (bb)	2,316
823	Series 2006-1, Class M2, 6.74%, 10/15/2040 (e) (bb)	935
357	Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-SD1, Class M1, 3.48%, 03/25/2033 (z) (bb)	349
8,812	Murray Hill Marketplace Trust, Series 2016-LC1, Class A, 4.19%, 11/25/2022 (e)	8,859

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Nationstar HECM Loan Trust,
1,413	Series 2016-2A, Class A, 2.24%, 06/25/2026 (e) (z)	1,422
6,299	Series 2016-2A, Class M1, 3.60%, 06/25/2026 (e) (z)	6,436
9,502	Series 2016-3A, Class M1, 3.15%, 08/25/2026 (e) (bb)	9,473
1,020	Series 2017-1A, Class M1, 2.94%, 05/25/2027 (e)	1,020
	New Century Home Equity Loan Trust,
599	Series 2003-5, Class AI6, SUB, 5.13%, 11/25/2033 (bb)	603
610	Series 2005-1, Class M1, 1.91%, 03/25/2035 (z) (bb)	595
10,000	New Residential Advance Receivables Trust Advance Receivables Backed Notes, Series 2016-T2, Class AT2, 2.58%, 10/15/2049 (e)	9,960
354	New Valley Generation V, 4.93%, 01/15/2021	379
	NRPL Trust,
8,511	Series 2015-2A, Class A1, SUB, 3.75%, 10/25/2057 (e) (bb)	8,524
3,278	Series 2015-2A, Class A2, SUB, 3.75%, 10/25/2057 (e) (bb)	3,276
1,318	NRZ Advance Receivables Trust Advance Receivables Backed, Series 2016-T1, Class CT1, 3.84%, 06/15/2049 (e)	1,328
	Ocwen Master Advance Receivables Trust,
1,338	Series 2015-T3, Class CT3, 4.20%, 11/15/2047 (e) (bb)	1,337
9,984	Series 2015-T3, Class DT3, 4.69%, 11/15/2047 (e)	9,987
6,725	Series 2016-T2, Class DT2, 4.45%, 08/16/2049 (e) (bb)	6,593
	OnDeck Asset Securitization Trust II LLC,
1,130	Series 2016-1A, Class A, 4.21%, 05/17/2020 (e)	1,132
1,823	Series 2016-1A, Class B, 7.63%, 05/17/2020 (e)	1,869
	OneMain Direct Auto Receivables Trust,
2,718	Series 2016-1A, Class A, 2.04%, 01/15/2021 (e)	2,720
10,000	Series 2016-1A, Class C, 4.58%, 09/15/2021 (e)	10,126
	OneMain Financial Issuance Trust,
323	Series 2014-1A, Class A, 2.43%, 06/18/2024 (e)	323
4,502	Series 2014-1A, Class B, 3.24%, 06/18/2024 (e) (bb)	4,506

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	97

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — continued
80	Series 2014-2A, Class A, 2.47%, 09/18/2024 (e)	80
3,944	Series 2014-2A, Class C, 4.33%, 09/18/2024 (e) (bb)	3,975
5,267	Series 2014-2A, Class D, 5.31%, 09/18/2024 (e) (bb)	5,320
7,020	Series 2015-1A, Class A, 3.19%, 03/18/2026 (e)	7,101
7,435	Series 2015-1A, Class C, 5.12%, 03/18/2026 (e)	7,620
6,120	Series 2015-2A, Class C, 4.32%, 07/18/2025 (e) (bb)	6,131
4,970	Series 2016-1A, Class A, 3.66%, 02/20/2029 (e)	5,086
4,000	Series 2016-1A, Class B, 4.57%, 02/20/2029 (e)	4,147
7,400	Series 2016-1A, Class C, 6.00%, 02/20/2029 (e)	7,604
1,622	Oportun Funding II LLC, Series 2016-A, Class B, 6.41%, 03/08/2021 (e) (bb)	1,655
	Oportun Funding III LLC,
4,000	Series 2016-B, Class A, 3.69%, 07/08/2021 (e)	4,042
2,394	Series 2016-B, Class B, 5.16%, 07/08/2021 (e)	2,444
2,171	Oportun Funding IV LLC, Series 2016-C, Class B, 4.85%, 11/08/2021 (e) (bb)	2,206
3,915	Oportun Funding VI LLC, Series 2017-A, Class A, 3.23%, 06/08/2023 (e)	3,963
104	PFS Tax Lien Trust, Series 2014-1, Class NOTE, 1.44%, 05/15/2029 (e) (bb)	104
4,452	Prestige Auto Receivables Trust, Series 2016-2A, Class D, 3.91%, 11/15/2022 (e)	4,521
	Progress Residential Trust,
10,701	Series 2015-SFR2, Class A, 2.74%, 06/12/2032 (e)	10,806
5,000	Series 2015-SFR2, Class D, 3.68%, 06/12/2032 (e) (bb)	5,080
3,602	Series 2015-SFR2, Class E, 4.43%, 06/12/2032 (e) (bb)	3,678
3,154	Series 2015-SFR3, Class D, 4.67%, 11/12/2032 (e) (bb)	3,303
5,580	Series 2015-SFR3, Class E, 5.66%, 11/12/2032 (e)	5,915
6,147	Series 2016-SFR1, Class E, 5.08%, 09/17/2033 (e) (z) (bb)	6,366
	Prosper Marketplace Issuance Trust,
4,850	Series 2017-1A, Class A, 2.56%, 06/15/2023 (e)	4,865
6,593	Series 2017-2A, Class A, 2.41%, 09/15/2023 (e)	6,605

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Purchasing Power Funding LLC,
9,400	Series 2015-A, Class A2, 4.75%, 12/15/2019 (e)	9,432
1,023	Series 2015-A, Class B, 6.00%, 12/15/2019 (e) (bb)	1,034
3,834	Series 2016-A, 5.97%, 02/27/2019 (z) (bb)	3,834
10,300	RCM Fund 1 Issuer LLC, Series 2017-1, Class A, 5.50%, 10/25/2021 (e) (bb)	10,300
5,629	RCO Trust, Series 2016-SFR1, Class M1, 4.50%, 11/25/2051 (e) (z) (bb)	5,631
	Renew Financial Group LLC, (Cayman Islands),
3,336	Series 2017-1A, Class A, 3.67%, 09/20/2052 (e)	3,410
4,599	Series 2017-1A, Class B, 5.75%, 09/20/2052 (e)	4,664
13,666	Rice Park Financing Trust, Series 2016-A, Class A, 4.63%, 10/31/2041 (e) (bb)	13,666
	Santander Drive Auto Receivables Trust,
9,699	Series 2017-1, Class B, 2.10%, 06/15/2021	9,719
7,916	Series 2017-1, Class C, 2.58%, 05/16/2022	7,970
10,148	Series 2017-1, Class D, 3.17%, 04/17/2023	10,256
226	Securitized Asset-Backed Receivables LLC Trust, Series 2006-CB1, Class AF2, SUB, 3.42%, 01/25/2036 (bb)	197
1,446	Sierra Auto Receivables Securitization Trust, Series 2016-1A, Class A, 2.85%, 01/18/2022 (e)	1,450
1,700	SNAAC Auto Receivables Trust, Series 2014-1A, Class E, 4.58%, 04/15/2021 (e)	1,698
2,429	SoFi Consumer Loan Program LLC, Series 2016-2, Class A, 3.09%, 10/27/2025 (e)	2,459
1,299	Soundview Home Loan Trust, Series 2007-OPT1, Class 2A1, 1.31%, 06/25/2037 (z) (bb)	885
	Springleaf Funding Trust,
5,808	Series 2015-AA, Class C, 5.04%, 11/15/2024 (e) (bb)	5,896
5,800	Series 2015-AA, Class D, 6.31%, 11/15/2024 (e) (bb)	5,935
14,000	Series 2016-AA, Class C, 4.72%, 11/15/2029 (e)	13,995
9,290	Spruce ABS Trust, Series 2016-E1, Class B, 6.90%, 06/15/2028 (e) (bb)	9,460
4	Structured Asset Securities Corp. Mortgage Loan Trust, Series 2007-OSI, Class A2, 1.32%, 06/25/2037 (z) (bb)	4
4,678	Tidewater Auto Receivables Trust, Series 2014-AA, Class D, 3.57%, 05/15/2021 (e)	4,686
4,195	Trafigura Securitisation Finance plc, (Ireland), Series 2014-1A, Class B, 3.48%, 10/15/2021 (e) (z) (bb)	4,195

SEE NOTES TO FINANCIAL STATEMENTS.

98	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — continued
	Tricolor Auto Securitization Trust,
5,907	Series 2017-1, Class A, 5.09%, 05/15/2020 (e) (bb)	5,909
10,190	Series 2017-1, Class B, 9.60%, 08/15/2022 (e) (bb)	10,211
3,083	Tricon American Homes Trust, Series 2016-SFR1, Class C, 3.49%, 11/17/2033 (e) (bb)	3,136
	UAL Pass-Through Trust,
1,060	Series 2007-1, 6.64%, 07/02/2022	1,148
360	Series 2007-1, 7.34%, 07/02/2019	386
3,106	Union Pacific Railroad Co. Pass-Through Trust, Series 2015-1, 2.70%, 05/12/2027	3,066
287	Unipac IX LLC, 13.00%, 12/31/2020 (bb)	273
	United Airlines Pass-Through Trust,
170	Series 2013-1, Class A, 4.30%, 08/15/2025	181
348	Series 2016-1, Class A, 3.45%, 07/07/2028	353
336	Series 2016-1, Class AA, 3.10%, 07/07/2028	339
1,800	Series 2016-2, Class AA, 2.88%, 10/07/2028	1,783
	United Auto Credit Securitization Trust,
6,000	Series 2016-1, Class D, 4.68%, 07/15/2020 (e)	6,053
3,750	Series 2016-1, Class E, 7.10%, 05/16/2022 (e)	3,859
3,000	Series 2016-2, Class E, 5.50%, 01/10/2023 (e)	3,055
4,671	Upstart Securitization Trust, Series 2017-1, Class A, 2.64%, 06/20/2024 (e)	4,671
840	US Airways Pass-Through Trust, Class B, 5.38%, 11/15/2021	890
	US Residential Opportunity Fund III Trust,
2,686	Series 2016-1III, Class A, SUB, 3.47%, 07/27/2036 (e)	2,703
11,493	Series 2016-2III, Class A, SUB, 3.47%, 08/27/2036 (e)	11,450
	Verizon Owner Trust,
7,543	Series 2016-2A, Class A, 1.68%, 05/20/2021 (e)	7,541
12,976	Series 2017-2A, Class A, 1.92%, 12/20/2021 (e)	13,012
9,300	VM DEBT LLC, Series 2017-1, Class A, 6.50%, 10/02/2024 (e) (bb)	9,300
7,727	VOLT LI LLC, Series 2016-NP11, Class A1, SUB, 3.50%, 10/25/2046 (e) (bb)	7,765
14,749	VOLT LII LLC, Series 2016-NP12, Class A1, SUB, 3.62%, 11/26/2046 (e) (bb)	14,834
5,317	VOLT LIII LLC, Series 2016-NP13, Class A1, SUB, 3.88%, 12/26/2046 (e) (bb)	5,342

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	VOLT LIV LLC,
4,528	Series 2017-NPL1, Class A1, SUB, 3.62%, 02/25/2047 (e) (bb)	4,551
6,000	Series 2017-NPL1, Class A2, SUB, 6.00%, 02/25/2047 (e) (bb)	6,078
3,587	VOLT LIX LLC, Series 2017-NPL6, Class A1, SUB, 3.25%, 05/25/2047 (e) (bb)	3,605
4,914	VOLT LV LLC, Series 2017-NPL2, Class A1, SUB, 3.50%, 03/25/2047 (e) (bb)	4,959
7,480	VOLT LVI LLC, Series 2017-NPL3, Class A1, SUB, 3.50%, 03/25/2047 (e)	7,557
6,790	VOLT LVII LLC, Series 2017-NPL4, Class A1, SUB, 3.38%, 04/25/2047 (e)	6,850
9,479	VOLT LVIII LLC, Series 2017-NPL5, Class A1, SUB, 3.38%, 05/28/2047 (e) (bb)	9,550
5,575	VOLT LX LLC, Series 2017-NPL7, Class A1, SUB, 3.25%, 04/25/2059 (e)	5,607
6,073	VOLT LXI LLC, Series 2017-NPL8, Class A1, SUB, 3.13%, 06/25/2047 (e) (bb)	6,105
607	VOLT XIX LLC, Series 2014-NP11, Class A1, SUB, 3.88%, 04/25/2055 (e) (bb)	607
3,998	VOLT XL LLC, Series 2015-NP14, Class A1, SUB, 4.37%, 11/27/2045 (e) (bb)	4,014
17,745	VOLT XXII LLC, Series 2015-NPL4, Class A2, SUB, 4.25%, 02/25/2055 (e) (bb)	17,768
2,688	VOLT XXIV LLC, Series 2015-NPL6, Class A1, SUB, 3.50%, 02/25/2055 (e) (bb)	2,702
4,454	VOLT XXV LLC, Series 2015-NPL8, Class A1, SUB, 3.50%, 06/26/2045 (e)	4,463
4,604	VOLT XXXIII LLC, Series 2015-NPL5, Class A1, SUB, 3.50%, 03/25/2055 (e) (bb)	4,621
	Westgate Resorts LLC,
958	Series 2014-1A, Class C, 5.50%, 12/20/2026 (e)	974
2,524	Series 2015-1A, Class B, 3.50%, 05/20/2027 (e) (bb)	2,532
	Westlake Automobile Receivables Trust,
3,260	Series 2016-1A, Class E, 6.52%, 06/15/2022 (e) (bb)	3,384
3,937	Series 2016-2A, Class C, 2.83%, 05/17/2021 (e)	3,967
2,402	Series 2017-1A, Class D, 3.46%, 10/17/2022 (e)	2,423
4,750	Series 2017-1A, Class E, 5.05%, 08/15/2024 (e)	4,787

	Total Asset-Backed Securities (Cost $1,419,845)	1,431,310

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	99

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — 4.5%
2,051	Access PT Funding Trust, Series 2016-1, 6.25%, 02/16/2021 (bb)	2,052
79	Adjustable Rate Mortgage Trust, Series 2005-5, Class 6A21, 1.46%, 09/25/2035 (z)	79
	Alternative Loan Trust,
54	Series 2003-J3, Class 2A1, 6.25%, 12/25/2033	55
792	Series 2004-22CB, Class 1A1, 6.00%, 10/25/2034	816
397	Series 2005-23CB, Class A2, 5.50%, 07/25/2035	372
2,013	Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	1,883
686	Series 2005-86CB, Class A11, 5.50%, 02/25/2036	593
41	Series 2005-J6, Class 2A1, 5.50%, 07/25/2025	41
195	Series 2006-26CB, Class A9, 6.50%, 09/25/2036	166
69	American General Mortgage Loan Trust, Series 2006-1, Class A5, 5.75%, 12/25/2035 (e) (z)	71
	Angel Oak Mortgage Trust LLC,
1,694	Series 2015-1, Class A, SUB, 4.50%, 11/25/2045 (e)	1,692
800	Series 2015-1, Class M, SUB, 5.50%, 11/25/2045 (e) (bb)	799
1,364	Series 2017-1, Class A3, 3.64%, 01/25/2047 (e) (z)	1,385
75	Banc of America Alternative Loan Trust, Series 2004-6, Class 4A1, 5.00%, 07/25/2019	75
	Banc of America Funding Trust,
1,500	Series 2005-5, Class 3A5, 5.50%, 08/25/2035	1,512
87	Series 2005-7, Class 30PO, PO, 11/25/2035 (bb)	72
467	Series 2005-E, Class 4A1, 3.27%, 03/20/2035 (z)	475
	Banc of America Mortgage Trust,
58	Series 2004-2, Class 2A4, 5.50%, 03/25/2034	57
211	Series 2004-F, Class 1A1, 3.77%, 07/25/2034 (z)	216
14	Series 2005-11, Class 15PO, PO, 12/25/2020 (bb)	14
	BCAP LLC Trust,
51	Series 2009-RR5, Class 8A1, 5.50%, 11/26/2034 (e) (z)	51
18	Series 2011-RR4, Class 6A3, 5.00%, 08/26/2037 (e) (z)	18

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

116	Bear Stearns ARM Trust, Series 2003-7, Class 3A, 3.32%, 10/25/2033 (z)	117
2	Bear Stearns Mortgage Securities, Inc., Series 1997-6, Class 1A, 6.26%, 03/25/2031 (z)	2
1,625	Chase Mortgage Finance Trust, Series 2007-A2, Class 2A1, 3.35%, 07/25/2037 (z)	1,649
	CHL Mortgage Pass-Through Trust,
210	Series 2004-3, Class A25, 5.75%, 04/25/2034	207
290	Series 2004-5, Class 2A9, 5.25%, 05/25/2034	291
71	Series 2004-8, Class 2A1, 4.50%, 06/25/2019	72
53	Series 2004-J1, Class 2A1, 4.75%, 01/25/2019	53
370	Series 2004-J7, Class 2A2, 4.50%, 08/25/2019	373
491	Series 2005-22, Class 2A1, 3.22%, 11/25/2035 (z)	437
38	Citicorp Mortgage Securities Trust, Series 2006-1, Class 2A1, 5.00%, 02/25/2021	39
1,095	Citigroup Mortgage Loan Trust, Series 2009-3, Class 5A2, 6.00%, 02/25/2037 (e) (z)	1,142
	Citigroup Mortgage Loan Trust, Inc.,
2	Series 2003-UST1, Class PO3, PO, 12/25/2018 (bb)	2
118	Series 2004-HYB4, Class AA, 1.56%, 12/25/2034 (z)	110
165	Series 2004-UST1, Class A3, 3.15%, 08/25/2034 (z)	166
	Credit Suisse First Boston Mortgage Securities Corp.,
45	Series 2003-29, Class 8A1, 6.00%, 11/25/2018	45
285	Series 2004-4, Class 5A4, IF, IO, 6.32%, 08/25/2034 (z)	6
239	Series 2005-1, Class 1A16, 5.50%, 02/25/2035	242
38	Series 2005-7, Class 5A1, 4.75%, 08/25/2020	38
441	Series 2005-10, Class 6A13, 5.50%, 11/25/2035	377
261	Series 2005-10, Class 10A4, 6.00%, 11/25/2035	162
1	Credit Suisse Mortgage Capital Certificates, Series 2009-3R, Class 19A3, 6.00%, 01/27/2038 (e)	1
379	CSMC, Series 2010-11R, Class A6, 2.23%, 06/28/2047 (e) (z)	378

SEE NOTES TO FINANCIAL STATEMENTS.

100	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
		CVS Pass-Through Trust,
409		5.77%, 01/10/2033 (e)	467
324		8.35%, 07/10/2031 (e)	427
48		Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-3, Class 4APO, PO, 06/25/2035 (bb)	40
250		DLJ Mortgage Acceptance Corp., Series 1993-19, Class A7, 6.75%, 01/25/2024	251
		FHLMC — GNMA,
56		Series 23, Class KZ, 6.50%, 11/25/2023	61
381		Series 24, Class J, 6.25%, 11/25/2023	412
63		Series 31, Class Z, 8.00%, 04/25/2024	69
		FHLMC REMIC,
2		Series 38, Class D, 9.50%, 05/15/2020	2
1		Series 81, Class A, 8.13%, 11/15/2020	1
2		Series 84, Class F, 9.20%, 10/15/2020	2
1		Series 109, Class I, 9.10%, 01/15/2021	1
—	(h)	Series 198, Class Z, 8.50%, 09/15/2022	—	(h)
36		Series 1316, Class Z, 8.00%, 06/15/2022	39
11		Series 1343, Class LB, 7.50%, 08/15/2022	13
—	(h)	Series 1351, Class TF, HB, 1,010.00%, 08/15/2022	4
22		Series 1456, Class Z, 7.50%, 01/15/2023	24
168		Series 1543, Class VN, 7.00%, 07/15/2023	183
154		Series 1577, Class PV, 6.50%, 09/15/2023	167
273		Series 1608, Class L, 6.50%, 09/15/2023	303
277		Series 1611, Class Z, 6.50%, 11/15/2023	302
230		Series 1628, Class LZ, 6.50%, 12/15/2023	248
111		Series 1630, Class PK, 6.00%, 11/15/2023	120
294		Series 1671, Class I, 7.00%, 02/15/2024	313
16		Series 1671, Class QC, IF, 10.00%, 02/15/2024 (z)	21
23		Series 1695, Class G, HB, IF, 28.48%, 03/15/2024 (z)	35
15		Series 1710, Class GB, HB, IF, 42.91%, 04/15/2024 (z)	25
59		Series 1911, Class SD, IF, IO, 10.17%, 07/15/2023 (z)	12
32		Series 2022, Class PE, 6.50%, 01/15/2028	36
222		Series 2033, Class K, 6.05%, 08/15/2023	239
175		Series 2036, Class PG, 6.50%, 01/15/2028	196
33		Series 2089, Class PJ, IO, 7.00%, 10/15/2028	4
542		Series 2091, Class PG, 6.00%, 11/15/2028	594
124		Series 2116, Class ZA, 6.00%, 01/15/2029	135
35		Series 2148, Class ZA, 6.00%, 04/15/2029	39
108		Series 2201, Class C, 8.00%, 11/15/2029	125

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

24	Series 2261, Class ZY, 7.50%, 10/15/2030	29
211	Series 2293, Class ZA, 6.00%, 03/15/2031	240
29	Series 2310, Class Z, 6.00%, 04/15/2031	32
12	Series 2313, Class LA, 6.50%, 05/15/2031	14
104	Series 2325, Class JO, PO, 06/15/2031	95
297	Series 2330, Class PE, 6.50%, 06/15/2031	338
300	Series 2410, Class QB, 6.25%, 02/15/2032	354
994	Series 2427, Class GE, 6.00%, 03/15/2032	1,124
777	Series 2430, Class WF, 6.50%, 03/15/2032	890
167	Series 2466, Class DH, 6.50%, 06/15/2032	187
539	Series 2530, Class SK, IF, IO, 6.87%, 06/15/2029 (z)	109
55	Series 2534, Class SI, IF, 17.87%, 02/15/2032 (z)	80
407	Series 2543, Class YX, 6.00%, 12/15/2032	456
278	Series 2557, Class HL, 5.30%, 01/15/2033	306
501	Series 2586, Class IO, IO, 6.50%, 03/15/2033	56
131	Series 2594, Class IV, IO, 7.00%, 03/15/2032	16
317	Series 2610, Class UI, IO, 6.50%, 05/15/2033	73
89	Series 2636, Class Z, 4.50%, 06/15/2018	90
30	Series 2643, Class SA, HB, IF, 37.53%, 03/15/2032 (z)	61
3	Series 2650, Class PO, PO, 12/15/2032	3
8	Series 2650, Class SO, PO, 12/15/2032	8
181	Series 2656, Class AC, 6.00%, 08/15/2033	203
75	Series 2656, Class PE, 4.50%, 07/15/2018	76
435	Series 2699, Class W, 5.50%, 11/15/2033	469
600	Series 2733, Class SB, IF, 6.91%, 10/15/2033 (z)	664
198	Series 2756, Class NA, 5.00%, 02/15/2024	211
57	Series 2764, Class S, IF, 10.68%, 07/15/2033 (z)	69
354	Series 2845, Class QH, 5.00%, 08/15/2034	384
299	Series 2864, Class NS, IF, IO, 5.87%, 09/15/2034 (z)	19
1,502	Series 2912, Class EH, 5.50%, 01/15/2035	1,665
40	Series 2980, Class QB, 6.50%, 05/15/2035	46
352	Series 2989, Class TG, 5.00%, 06/15/2025	380
64	Series 2990, Class SL, HB, IF, 20.00%, 06/15/2034 (z)	83
464	Series 2994, Class SC, IF, IO, 4.37%, 02/15/2033 (z)	7
175	Series 2995, Class FT, 1.48%, 05/15/2029 (z)	174
623	Series 3005, Class ED, 5.00%, 07/15/2025	667

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	101

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
21	Series 3005, Class PV, IF, 10.80%, 10/15/2033 (z)	24
403	Series 3031, Class BN, IF, 17.01%, 08/15/2035 (z)	608
38	Series 3059, Class B, 5.00%, 02/15/2035	38
1	Series 3068, Class AO, PO, 01/15/2035	1
202	Series 3117, Class EO, PO, 02/15/2036	179
63	Series 3134, Class PO, PO, 03/15/2036	57
70	Series 3138, Class PO, PO, 04/15/2036	64
373	Series 3152, Class MO, PO, 03/15/2036	331
485	Series 3184, Class YO, PO, 03/15/2036	451
1,787	Series 3187, Class Z, 5.00%, 07/15/2036	1,960
415	Series 3201, Class IN, IF, IO, 5.02%, 08/15/2036 (z)	50
1,479	Series 3202, Class HI, IF, IO, 5.42%, 08/15/2036 (z)	266
207	Series 3274, Class B, 6.00%, 02/15/2037	220
131	Series 3292, Class DO, PO, 03/15/2037	122
537	Series 3305, Class IW, IF, IO, 5.22%, 04/15/2037 (z)	74
37	Series 3306, Class TB, IF, 3.98%, 04/15/2037 (z)	40
33	Series 3306, Class TC, IF, 3.44%, 04/15/2037 (z)	34
83	Series 3331, Class PO, PO, 06/15/2037	76
144	Series 3383, Class OP, PO, 11/15/2037	134
2,690	Series 3409, Class DB, 6.00%, 01/15/2038	2,967
150	Series 3531, Class SM, IF, IO, 4.87%, 05/15/2039 (z)	13
40	Series 3542, Class TN, IF, 6.00%, 07/15/2036 (z)	47
166	Series 3546, Class A, 2.86%, 02/15/2039 (z)	171
282	Series 3572, Class JS, IF, IO, 5.57%, 09/15/2039 (z)	39
1,086	Series 3605, Class NC, 5.50%, 06/15/2037	1,224
1,001	Series 3609, Class SA, IF, IO, 5.11%, 12/15/2039 (z)	172
415	Series 3610, Class CA, 4.50%, 12/15/2039	451
108	Series 3611, Class PO, PO, 07/15/2034	95
1,055	Series 3648, Class CY, 4.50%, 03/15/2030	1,145
241	Series 3653, Class HJ, 5.00%, 04/15/2040	264
3,974	Series 3677, Class PB, 4.50%, 05/15/2040	4,251
432	Series 3737, Class DG, 5.00%, 10/15/2030	467
237	Series 3747, Class HI, IO, 4.50%, 07/15/2037	5
405	Series 3827, Class BD, 4.00%, 08/15/2039	417

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

541	Series 3852, Class TP, IF, 5.50%, 05/15/2041 (z)	601
364	Series 3855, Class AM, 6.50%, 11/15/2036	410
260	Series 3890, Class ET, 5.50%, 11/15/2023	278
2,733	Series 4030, Class IL, IO, 3.50%, 04/15/2027	265
4,000	Series 4060, Class TB, 2.50%, 06/15/2027	3,910
7,168	Series 4146, Class KI, IO, 3.00%, 12/15/2032	993
5,743	Series 4374, Class NC, SUB, 3.75%, 02/15/2046	5,930
	FHLMC STRIPS,
217	Series 186, Class PO, PO, 08/01/2027	201
6,425	Series 262, Class 35, 3.50%, 07/15/2042	6,725
2,334	Series 279, Class 35, 3.50%, 09/15/2042	2,451
7,801	Series 323, Class 300, 3.00%, 01/15/2044	7,924
6,222	Series 334, Class 300, 3.00%, 08/15/2044	6,320
559	FHLMC, Structured Pass-Through Securities Certificates, Series T-76, Class 2A, 1.98%, 10/25/2037 (z)	579
427	First Horizon Alternative Mortgage Securities Trust, Series 2004-AA3, Class A1, 3.13%, 09/25/2034 (z)	422
	First Horizon Mortgage Pass-Through Trust,
329	Series 2004-AR6, Class 2A1, 3.07%, 12/25/2034 (z)	332
142	Series 2004-AR7, Class 2A2, 3.19%, 02/25/2035 (z)	143
	FNMA Grantor Trust,
20,530	Series 2001-T12, Class IO, IO, 0.52%, 08/25/2041 (z)	405
461	Series 2002-T4, Class A2, 7.00%, 12/25/2041	534
833	Series 2002-T4, Class A4, 9.50%, 12/25/2041	981
41,862	Series 2002-T4, Class IO, IO, 0.40%, 12/25/2041 (z)	281
743	Series 2002-T16, Class A2, 7.00%, 07/25/2042	877
631	Series 2002-T19, Class A1, 6.50%, 07/25/2042	742
398	Series 2004-T1, Class 1A1, 6.00%, 01/25/2044	454
279	Series 2004-T2, Class 1A3, 7.00%, 11/25/2043	329
335	Series 2004-T2, Class 1A4, 7.50%, 11/25/2043	395
5,787	Series 2004-T3, Class 1IO4, IO, 0.59%, 02/25/2044 (z)	63

SEE NOTES TO FINANCIAL STATEMENTS.

102	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
		FNMA REMIC,
—	(h)	Series 1988-13, Class C, 9.30%, 05/25/2018	—	(h)
7		Series 1989-72, Class E, 9.35%, 10/25/2019	8
1		Series 1989-98, Class H, 11.50%, 12/25/2019	1
1		Series 1990-1, Class D, 8.80%, 01/25/2020	1
1		Series 1990-110, Class H, 8.75%, 09/25/2020	1
1		Series 1990-117, Class E, 8.95%, 10/25/2020	1
17		Series 1991-141, Class PZ, 8.00%, 10/25/2021	18
8		Series 1992-31, Class M, 7.75%, 03/25/2022	8
9		Series 1992-79, Class Z, 9.00%, 06/25/2022	10
8		Series 1992-101, Class J, 7.50%, 06/25/2022	9
101		Series 1992-200, Class SK, HB, IF, 24.13%, 11/25/2022 (z)	137
8		Series 1993-23, Class PZ, 7.50%, 03/25/2023	9
57		Series 1993-56, Class PZ, 7.00%, 05/25/2023	63
33		Series 1993-60, Class Z, 7.00%, 05/25/2023	36
56		Series 1993-79, Class PL, 7.00%, 06/25/2023	61
112		Series 1993-141, Class Z, 7.00%, 08/25/2023	122
51		Series 1993-149, Class M, 7.00%, 08/25/2023	56
116		Series 1993-160, Class ZA, 6.50%, 09/25/2023	124
20		Series 1993-165, Class SA, IF, 16.68%, 09/25/2023 (z)	26
2		Series 1993-205, Class H, PO, 09/25/2023	2
17		Series 1993-247, Class SM, HB, IF, 27.93%, 12/25/2023 (z)	24
21		Series 1993-255, Class E, 7.10%, 12/25/2023	23
177		Series 1994-29, Class Z, 6.50%, 02/25/2024	195
29		Series 1994-65, Class PK, PO, 04/25/2024	27
116		Series 1995-4, Class Z, 7.50%, 10/25/2022	126
386		Series 1995-19, Class Z, 6.50%, 11/25/2023	427

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

36	Series 1997-11, Class E, 7.00%, 03/18/2027	40
151	Series 1997-20, Class D, 7.00%, 03/17/2027	169
16	Series 1997-27, Class J, 7.50%, 04/18/2027	18
295	Series 1997-37, Class SM, IF, IO, 6.77%, 12/25/2022 (z)	24
238	Series 1997-42, Class EG, 8.00%, 07/18/2027	275
172	Series 1997-63, Class ZA, 6.50%, 09/18/2027	191
170	Series 1998-66, Class FB, 1.58%, 12/25/2028 (z)	171
345	Series 1999-47, Class JZ, 8.00%, 09/18/2029	405
159	Series 2000-8, Class Z, 7.50%, 02/20/2030	187
100	Series 2001-4, Class PC, 7.00%, 03/25/2021	105
170	Series 2001-14, Class Z, 6.00%, 05/25/2031	187
218	Series 2001-16, Class Z, 6.00%, 05/25/2031	246
189	Series 2001-36, Class ST, IF, IO, 7.27%, 11/25/2030 (z)	41
493	Series 2001-72, Class SB, IF, IO, 6.27%, 12/25/2031 (z)	97
957	Series 2001-81, Class HE, 6.50%, 01/25/2032	1,094
80	Series 2002-19, Class SC, IF, 12.03%, 03/17/2032 (z)	103
1,039	Series 2002-56, Class PE, 6.00%, 09/25/2032	1,178
1	Series 2002-63, Class KC, 5.00%, 10/25/2017	1
1	Series 2002-73, Class AN, 5.00%, 11/25/2017	1
735	Series 2002-86, Class PG, 6.00%, 12/25/2032	838
19	Series 2003-14, Class EH, IF, IO, 6.37%, 03/25/2018 (z)	—	(h)
394	Series 2003-17, Class EQ, 5.50%, 03/25/2023	418
17	Series 2003-18, Class GT, 5.00%, 03/25/2018	17
496	Series 2003-22, Class Z, 6.00%, 04/25/2033	541
2,383	Series 2003-25, Class KP, 5.00%, 04/25/2033	2,631

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	103

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
618	Series 2003-47, Class PE, 5.75%, 06/25/2033	693
29	Series 2003-64, Class KS, IF, 8.06%, 07/25/2018 (z)	29
43	Series 2003-64, Class SX, IF, 10.67%, 07/25/2033 (z)	53
11	Series 2003-91, Class SD, IF, 10.44%, 09/25/2033 (z)	13
208	Series 2004-72, Class F, 1.73%, 09/25/2034 (z)	208
3,000	Series 2005-19, Class PB, 5.50%, 03/25/2035	3,499
21	Series 2005-42, Class PS, IF, 13.91%, 05/25/2035 (z)	26
24	Series 2005-51, Class MO, PO, 06/25/2035	24
1,134	Series 2005-53, Class CS, IF, IO, 5.47%, 06/25/2035 (z)	175
135	Series 2005-65, Class KO, PO, 08/25/2035	118
609	Series 2005-72, Class WS, IF, IO, 5.52%, 08/25/2035 (z)	84
255	Series 2005-84, Class XM, 5.75%, 10/25/2035	283
106	Series 2005-90, Class ES, IF, 13.79%, 10/25/2035 (z)	134
306	Series 2005-97, Class B, 5.50%, 11/25/2035	309
106	Series 2005-106, Class US, HB, IF, 20.04%, 11/25/2035 (z)	155
428	Series 2006-9, Class KZ, 6.00%, 03/25/2036	482
426	Series 2006-20, Class IB, IF, IO, 5.36%, 04/25/2036 (z)	69
238	Series 2006-22, Class AO, PO, 04/25/2036	213
1,396	Series 2006-27, Class OB, PO, 04/25/2036	1,208
125	Series 2006-27, Class OH, PO, 04/25/2036	114
28	Series 2006-59, Class QO, PO, 01/25/2033	28
13	Series 2006-61, Class AP, 6.00%, 08/25/2035	13
533	Series 2006-77, Class PC, 6.50%, 08/25/2036	606
229	Series 2006-110, Class PO, PO, 11/25/2036	205
196	Series 2006-128, Class PO, PO, 01/25/2037	176
171	Series 2007-10, Class Z, 6.00%, 02/25/2037	192
164	Series 2007-22, Class SC, IF, IO, 4.85%, 03/25/2037 (z)	17
6,922	Series 2007-54, Class IB, IF, IO, 5.18%, 06/25/2037 (z)	1,357

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

76	Series 2007-68, Class IA, IO, 6.50%, 06/25/2037	10
224	Series 2007-71, Class GZ, 6.00%, 07/25/2047	244
3,458	Series 2007-109, Class YI, IF, IO, 5.22%, 12/25/2037 (z)	442
1,185	Series 2008-62, Class SM, IF, IO, 4.97%, 07/25/2038 (z)	200
1,332	Series 2008-91, Class SI, IF, IO, 4.77%, 03/25/2038 (z)	153
183	Series 2008-93, Class AM, 5.50%, 06/25/2037	192
78	Series 2009-17, Class AI, IO, 5.00%, 03/25/2024	2
216	Series 2009-23, Class MI, IO, 4.50%, 04/25/2024	7
643	Series 2009-29, Class LA, 1.34%, 05/25/2039 (z)	602
501	Series 2009-52, Class PI, IO, 5.00%, 07/25/2039	96
1,388	Series 2009-89, Class A1, 5.41%, 05/25/2035	1,437
818	Series 2009-112, Class ST, IF, IO, 5.02%, 01/25/2040 (z)	134
538	Series 2009-112, Class SW, IF, IO, 5.02%, 01/25/2040 (z)	86
1,381	Series 2010-10, Class NT, 5.00%, 02/25/2040	1,539
1,083	Series 2010-35, Class SB, IF, IO, 5.19%, 04/25/2040 (z)	168
103	Series 2010-43, Class CI, IO, 4.50%, 02/25/2025	2
409	Series 2010-49, Class SC, IF, 10.19%, 03/25/2040 (z)	496
1,347	Series 2010-70, Class SA, IF, IO, 6.00%, 04/25/2038 (z)	304
44	Series 2010-111, Class AE, 5.50%, 04/25/2038	44
3,084	Series 2010-129, Class PZ, 4.50%, 11/25/2040	3,123
413	Series 2011-19, Class ZY, 6.50%, 07/25/2036	478
517	Series 2011-22, Class MA, 6.50%, 04/25/2038	554
11,439	Series 2011-126, Class KB, 4.00%, 12/25/2041	12,561
3,834	Series 2012-46, Class KI, IO, 3.50%, 05/25/2027	434
8,254	Series 2012-148, Class IE, IO, 3.00%, 01/25/2033	1,207

SEE NOTES TO FINANCIAL STATEMENTS.

104	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
12,541	Series 2013-13, Class IK, IO, 2.50%, 03/25/2028	991
23,672	Series 2016-33, Class JA, 3.00%, 07/25/2045	24,453
17,785	Series 2016-38, Class NA, 3.00%, 01/25/2046	18,319
8	Series G-29, Class O, 8.50%, 09/25/2021	8
2	Series G92-30, Class Z, 7.00%, 06/25/2022	2
10	Series G92-62, Class B, PO, 10/25/2022	9
	FNMA REMIC Trust,
332	Series 2001-W3, Class A, 7.00%, 09/25/2041 (z)	364
7,985	Series 2002-W7, Class IO1, IO, 0.90%, 06/25/2029 (z)	228
3,384	Series 2002-W10, Class IO, IO, 0.91%, 08/25/2042 (z)	97
139	Series 2003-W4, Class 2A, 6.50%, 10/25/2042 (z)	165
118	Series 2004-W6, Class 3A4, 6.50%, 07/25/2034	119
17,988	Series 2004-W11, Class 1IO1, IO, 0.36%, 05/25/2044 (z)	267
	FNMA STRIPS,
906	Series 203, Class 2, IO, 8.00%, 02/25/2023	136
151	Series 266, Class 2, IO, 7.50%, 08/25/2024	22
987	Series 313, Class 1, PO, 06/25/2031	830
62	Series 348, Class 30, IO, 5.50%, 12/25/2018	1
54	Series 348, Class 31, IO, 5.50%, 12/25/2018 (z)	1
90	Series 356, Class 42, IO, 5.50%, 12/25/2019	3
261	Series 380, Class S36, IO, 6.67%, 07/25/2037 (z)	53
156	Series 383, Class 68, IO, 6.50%, 09/25/2037	33
231	Series 383, Class 69, IO, 6.50%, 10/25/2037 (z)	49
87	Series 383, Class 86, IO, 7.00%, 09/25/2037 (z)	21
	FNMA Trust,
17	Series 2003-W3, Class 2A5, 5.36%, 06/25/2042	19
218	Series 2003-W6, Class 1A41, 5.40%, 10/25/2042	242
316	Series 2004-W2, Class 1A, 6.00%, 02/25/2044	352
95	Series 2004-W2, Class 2A2, 7.00%, 02/25/2044	109

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

240	Series 2004-W8, Class 3A, 7.50%, 06/25/2044	283
532	Series 2004-W9, Class 1A3, 6.05%, 02/25/2044	603
379	Series 2005-W4, Class 1A1, 6.00%, 08/25/2045	432
	GMACM Mortgage Loan Trust,
83	Series 2003-J10, Class A1, 4.75%, 01/25/2019	83
195	Series 2005-AR3, Class 3A4, 3.75%, 06/19/2035 (z)	192
	GNMA,
64	Series 1997-7, Class ZA, 9.00%, 05/16/2027	76
131	Series 2000-9, Class Z, 8.00%, 06/20/2030	154
1,085	Series 2002-4, Class TD, 7.00%, 01/20/2032	1,245
612	Series 2002-13, Class QA, IF, IO, 6.82%, 02/16/2032 (z)	118
18	Series 2002-47, Class HM, 6.00%, 07/16/2032	20
893	Series 2002-84, Class PH, 6.00%, 11/16/2032	1,021
913	Series 2003-18, Class PG, 5.50%, 03/20/2033	1,031
106	Series 2003-52, Class SB, IF, 9.40%, 06/16/2033 (z)	127
1,624	Series 2003-101, Class SK, IF, IO, 5.33%, 10/17/2033 (z)	285
239	Series 2004-2, Class SA, IF, 16.02%, 01/16/2034 (z)	382
3,568	Series 2004-19, Class KE, 5.00%, 03/16/2034	3,934
17	Series 2004-73, Class AE, IF, 12.32%, 08/17/2034 (z)	19
852	Series 2004-86, Class SP, IF, IO, 4.87%, 09/20/2034 (z)	103
649	Series 2004-90, Class SI, IF, IO, 4.87%, 10/20/2034 (z)	102
1,418	Series 2004-105, Class SN, IF, IO, 4.87%, 12/20/2034 (z)	172
106	Series 2005-56, Class IC, IO, 5.50%, 07/20/2035	23
793	Series 2006-23, Class S, IF, IO, 5.27%, 01/20/2036 (z)	37
1,079	Series 2006-26, Class S, IF, IO, 5.27%, 06/20/2036 (z)	218
316	Series 2006-33, Class PK, 6.00%, 07/20/2036	362

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	105

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
1,598	Series 2007-7, Class EI, IF, IO, 4.97%, 02/20/2037 (z)	255
847	Series 2007-9, Class CI, IF, IO, 4.97%, 03/20/2037 (z)	157
1,180	Series 2007-16, Class KU, IF, IO, 5.42%, 04/20/2037 (z)	201
110	Series 2007-17, Class JO, PO, 04/16/2037	97
1,061	Series 2007-22, Class PK, 5.50%, 04/20/2037	1,223
1,571	Series 2007-24, Class SA, IF, IO, 5.28%, 05/20/2037 (z)	285
366	Series 2007-26, Class SC, IF, IO, 4.97%, 05/20/2037 (z)	58
308	Series 2007-67, Class SI, IF, IO, 5.28%, 11/20/2037 (z)	49
60	Series 2008-29, Class PO, PO, 02/17/2033	58
226	Series 2008-34, Class OC, PO, 06/20/2037	188
576	Series 2008-40, Class PS, IF, IO, 5.27%, 05/16/2038 (z)	82
1,170	Series 2008-40, Class SA, IF, IO, 5.17%, 05/16/2038 (z)	203
5	Series 2008-43, Class NA, 5.50%, 11/20/2037	5
1,652	Series 2008-49, Class PH, 5.25%, 06/20/2038	1,831
2,329	Series 2008-50, Class SA, IF, IO, 5.00%, 06/20/2038 (z)	324
1,564	Series 2008-55, Class PL, 5.50%, 06/20/2038	1,731
698	Series 2009-12, Class IE, IO, 5.50%, 03/20/2039	130
1,476	Series 2009-16, Class SJ, IF, IO, 5.57%, 05/20/2037 (z)	259
640	Series 2009-72, Class SM, IF, IO, 5.02%, 08/16/2039 (z)	103
293	Series 2009-75, Class IY, IO, 5.50%, 06/20/2039	64
737	Series 2009-77, Class CS, IF, IO, 5.77%, 06/16/2038 (z)	67
265	Series 2009-79, Class OK, PO, 11/16/2037	243
216	Series 2009-81, Class A, 5.75%, 09/20/2036	240
634	Series 2009-106, Class XL, IF, IO, 5.52%, 06/20/2037 (z)	71
531	Series 2010-4, Class SB, IF, IO, 5.27%, 08/16/2039 (z)	34
40	Series 2010-14, Class QP, 6.00%, 12/20/2039	41
417	Series 2010-31, Class SK, IF, IO, 4.87%, 11/20/2034 (z)	61

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

634	Series 2010-157, Class OP, PO, 12/20/2040	562
8,920	Series 2012-H11, Class FA, 1.92%, 02/20/2062 (z)	8,978
2,285	Series 2012-H18, Class FA, 1.77%, 08/20/2062 (z)	2,285
4,238	Series 2013-H04, Class BA, 1.65%, 02/20/2063	4,219
7,262	Series 2013-H20, Class FB, 2.22%, 08/20/2063 (z)	7,372
9,051	Series 2013-H23, Class FA, 2.52%, 09/20/2063 (z)	9,286
2,764	Series 2014-60, Class W, 4.35%, 02/20/2029 (z)	2,891
1,683	Series 2015-157, Class GA, 3.00%, 01/20/2045	1,722
8,036	Series 2015-H02, Class HA, 2.50%, 01/20/2065	7,936
10,320	Series 2015-H04, Class FL, 1.69%, 02/20/2065 (z)	10,292
8,563	Series 2015-H23, Class FB, 1.74%, 09/20/2065 (z)	8,557
7,276	Series 2015-H32, Class FH, 1.88%, 12/20/2065 (z)	7,321
12,607	Series 2016-H16, Class FD, 2.11%, 06/20/2066 (z)	12,724
7,771	Series 2016-H17, Class FC, 2.05%, 08/20/2066 (z)	7,845
19,808	Series 2016-H23, Class F, 1.97%, 10/20/2066 (z)	19,918
19,565	Series 2016-H26, Class FC, 2.22%, 12/20/2066 (z)	19,943
32,804	Series 2017-H08, Class FC, 1.82%, 03/20/2067 (z)	32,897
24,121	Series 2017-H08, Class XI, IO, 2.08%, 03/20/2067 (z)	3,181
64,275	Series 2017-H11, Class XI, IO, 2.03%, 05/20/2067 (z)	7,984
36,008	Series 2017-H14, Class AI, IO, 2.05%, 06/20/2067 (z)	4,029
24,923	Series 2017-H14, Class XI, IO, 1.71%, 06/20/2067 (z)	2,566
	GSR Mortgage Loan Trust,
145	Series 2003-7F, Class 1A4, 5.25%, 06/25/2033	149
213	Series 2004-6F, Class 2A4, 5.50%, 05/25/2034	219
206	Series 2004-6F, Class 3A4, 6.50%, 05/25/2034	219
120	Series 2004-8F, Class 2A3, 6.00%, 09/25/2034	123

SEE NOTES TO FINANCIAL STATEMENTS.

106	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
40	Series 2005-5F, Class 8A1, 1.73%, 06/25/2035 (z)	38
23	Series 2005-5F, Class 8A3, 1.73%, 06/25/2035 (z)	22
167	Series 2007-2F, Class 2A7, 5.75%, 02/25/2037	157
11,950	Headlands Residential LLC, Series 2017-RPL1, Class A, SUB, 3.88%, 08/25/2022 (e)	11,950
1,204	Homeowner Assistance Program Reverse Mortgage Loan Trust, Series 2013-RM1, Class A, 4.00%, 05/26/2053 (e) (bb)	1,199
	Impac CMB Trust,
700	Series 2004-10, Class 3A1, 1.93%, 03/25/2035 (z)	660
435	Series 2004-10, Class 3A2, 2.03%, 03/25/2035 (z)	394
11	Impac Secured Assets CMN Owner Trust, Series 2003-2, Class A1, 5.50%, 08/25/2033	11
	JP Morgan Mortgage Trust,
402	Series 2004-S1, Class 3A1, 5.50%, 09/25/2034	402
625	Series 2004-S2, Class 4A5, 6.00%, 11/25/2034	620
239	Series 2004-S2, Class 5A1, 5.50%, 12/25/2019	229
386	Series 2006-A2, Class 4A1, 3.73%, 08/25/2034 (z)	390
283	Series 2006-A2, Class 5A3, 3.22%, 11/25/2033 (z)	287
116	Series 2007-A1, Class 5A2, 3.48%, 07/25/2035 (z)	119
90	MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A1, 3.18%, 04/21/2034 (z)	92
	MASTR Alternative Loan Trust,
34	Series 2003-7, Class 4A3, 8.00%, 11/25/2018	35
71	Series 2003-8, Class 3A1, 5.50%, 12/25/2033	74
40	Series 2003-9, Class 5A1, 4.50%, 12/25/2018	40
581	Series 2004-6, Class 6A1, 6.50%, 07/25/2034	593
482	Series 2004-6, Class 7A1, 6.00%, 07/25/2034	478
44	Series 2004-7, Class 3A1, 6.50%, 08/25/2034	45
58	Series 2004-7, Class 30PO, PO, 08/25/2034 (bb)	48
82	Series 2004-8, Class 6A1, 5.50%, 09/25/2019	83

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

111	Series 2004-10, Class 1A1, 4.50%, 09/25/2019	111
38	Series 2004-11, Class 8A3, 5.50%, 10/25/2019	38
8	Series 2005-1, Class 5A1, 5.50%, 01/25/2020	8
	MASTR Asset Securitization Trust,
12	Series 2003-11, Class 3A1, 4.50%, 12/25/2018	12
5	Series 2003-11, Class 10A1, 5.00%, 12/25/2018	5
35	Series 2004-6, Class 3A1, 5.25%, 07/25/2019	35
20	Series 2004-6, Class 4A1, 5.00%, 07/25/2019	20
5	Series 2004-6, Class 15PO, PO, 07/25/2019 (bb)	4
8	Series 2004-8, Class PO, PO, 08/25/2019 (bb)	8
13	Series 2004-10, Class 1A1, 4.50%, 10/25/2019	13
112	Series 2004-P7, Class A6, 5.50%, 12/27/2033 (e)	115
45	MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/2035 (e) (bb)	35
	Merrill Lynch Mortgage Investors Trust,
285	Series 2004-C, Class A2, 2.05%, 07/25/2029 (z)	272
214	Series 2004-D, Class A3, 3.09%, 09/25/2029 (z)	213
	Morgan Stanley Mortgage Loan Trust,
435	Series 2004-3, Class 4A, 5.67%, 04/25/2034 (z)	458
197	Series 2004-7AR, Class 2A6, 3.40%, 09/25/2034 (z)	202
163	MortgageIT Trust, Series 2005-1, Class 1A1, 1.87%, 02/25/2035 (z)	159
175	NACC Reperforming Loan REMIC Trust, Series 2004-R2, Class A1, 6.50%, 10/25/2034 (e) (z)	171
95	NCUA Guaranteed Notes Trust, Series 2010-R3, Class 3A, 2.40%, 12/08/2020	95
224	Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates, Series 2005-2, Class AI3, 1.55%, 04/25/2035 (z)	224
200	PHH Mortgage Trust, Series 2008-CIM2, Class 5A1, 6.00%, 07/25/2038	202
202	Prime Mortgage Trust, Series 2004-CL1, Class 1A1, 6.00%, 02/25/2034	212
	RALI Trust,
48	Series 2003-QS14, Class A1, 5.00%, 07/25/2018	48

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	107

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
121	Series 2004-QS3, Class CB, 5.00%, 03/25/2019	121
2,565	Series 2005-QS5, Class A4, 5.75%, 04/25/2035	2,428
	Residential Asset Securitization Trust,
79	Series 2003-A8, Class A1, 3.75%, 10/25/2018	79
145	Series 2006-A6, Class 2A13, 6.00%, 07/25/2036	127
	RFMSI Trust,
172	Series 2005-SA4, Class 1A1, 3.54%, 09/25/2035 (z)	142
1,359	Series 2006-S1, Class 1A8, 5.75%, 01/25/2036	1,305
40	SACO I, Inc., Series 1997-2, Class 1A5, 7.00%, 08/25/2036 (e)	40
715	Sequoia Mortgage Trust, Series 2004-8, Class A2, 2.20%, 09/20/2034 (z)	704
	Springleaf Mortgage Loan Trust,
2,084	Series 2013-2A, Class M1, 3.52%, 12/25/2065 (e) (z)	2,079
5,050	Series 2013-2A, Class M2, 4.48%, 12/25/2065 (e) (z) (bb)	5,036
331	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-14, Class 1A, 3.36%, 10/25/2034 (z)	332
	Structured Asset Securities Corp.,
1,426	Series 2003-37A, Class 1A, 3.54%, 12/25/2033 (z)	1,409
172	Series 2003-37A, Class 2A, 3.09%, 12/25/2033 (z)	172
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
1,847	Series 2003-26A, Class 3A5, 3.36%, 09/25/2033 (z)	1,861
226	Series 2003-33H, Class 1A1, 5.50%, 10/25/2033	230
106	Series 2004-7, Class 2A1, 5.51%, 05/25/2024 (z)	108
	Vendee Mortgage Trust,
471	Series 1996-2, Class 1Z, 6.75%, 06/15/2026	528
1,200	Series 1998-1, Class 2E, 7.00%, 03/15/2028	1,389
175	Series 1999-1, Class 2Z, 6.50%, 01/15/2029	196
	WaMu Mortgage Pass-Through Certificates Trust,
9	Series 2002-S8, Class 2A7, 5.25%, 01/25/2018	9
294	Series 2003-AR8, Class A, 3.21%, 08/25/2033 (z)	297

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

177	Series 2003-AR9, Class 1A6, 3.09%, 09/25/2033 (z)	180
694	Series 2004-AR11, Class A, 3.12%, 10/25/2034 (z)	696
83	Series 2004-AR3, Class A1, 3.15%, 06/25/2034 (z)	84
762	Series 2004-AR3, Class A2, 3.15%, 06/25/2034 (z)	775
61	Series 2004-CB2, Class 7A, 5.50%, 08/25/2019	62
70	Series 2004-CB3, Class 4A, 6.00%, 10/25/2019	71
694	Series 2004-S2, Class 2A4, 5.50%, 06/25/2034	719
87	Series 2005-AR2, Class 2A21, 1.56%, 01/25/2045 (z)	86
797	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-4, Class CB7, 5.50%, 06/25/2035	750
436	Washington Mutual MSC Mortgage Pass-Through Certificates Trust, Series 2004-RA1, Class 2A, 7.00%, 03/25/2034	473
	Wells Fargo Mortgage-Backed Securities Trust,
338	Series 2003-D, Class A1, 3.03%, 02/25/2033 (z)	334
133	Series 2003-M, Class A1, 3.00%, 12/25/2033 (z)	134
104	Series 2004-B, Class A1, 3.03%, 02/25/2034 (z)	104
80	Series 2004-DD, Class 2A8, 3.11%, 01/25/2035 (z)	82
113	Series 2004-EE, Class 3A1, 3.64%, 12/25/2034 (z)	117
155	Series 2004-EE, Class 3A2, 3.64%, 12/25/2034 (z)	161
299	Series 2004-K, Class 1A2, 3.48%, 07/25/2034 (z)	301
38	Series 2004-Q, Class 1A3, 3.55%, 09/25/2034 (z)	38
102	Series 2004-Q, Class 2A2, 3.49%, 09/25/2034 (z)	101
488	Series 2004-U, Class A1, 3.44%, 10/25/2034 (z)	489
2,175	Series 2005-9, Class 2A10, 5.25%, 10/25/2035	2,179
522	Series 2005-AR16, Class 2A1, 3.18%, 02/25/2034 (z)	533
2,361	Series 2005-AR3, Class 1A1, 3.38%, 03/25/2035 (z)	2,422

	Total Collateralized Mortgage Obligations (Cost $431,129)	436,786

SEE NOTES TO FINANCIAL STATEMENTS.

108	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Commercial Mortgage-Backed Securities — 9.0%
	A10 Securitization LLC,
2,781	Series 2015-1, Class A2, 3.13%, 04/15/2034 (e)	2,789
3,000	Series 2015-1, Class B, 4.12%, 04/15/2034 (e)	3,001
9,357	Access PT Funding Trust, Series 2016-1, 7.00%, 02/15/2023 (bb)	9,382
	BAMLL Commercial Mortgage Securities Trust,
2,985	Series 2012-PARK, Class A, 2.96%, 12/10/2030 (e)	3,072
8,400	Series 2016-FR14, Class A, 3.10%, 02/27/2048 (e) (z)	8,021
	BAMLL Re-REMIC Trust,
8,600	Series 2014-FRR4, Class BK29, PO, 04/27/2023 (e)	5,814
3,050	Series 2014-FRR5, Class A714, PO, 01/27/2047 (e)	2,715
5,619	Series 2014-FRR5, Class B502, PO, 03/27/2045 (e)	5,598
12,000	Series 2014-FRR8, Class A, 2.23%, 11/26/2047 (e) (z)	10,420
17,245	Series 2015-FR11, Class A705, 1.84%, 09/27/2044 (e) (z)	16,969
16,500	Series 2016-FR13, Class A, 1.71%, 08/27/2045 (e) (z)	14,981
5,750	Series 2016-FR16, Class A, 1.00%, 05/27/2021 (e) (z)	5,322
9,400	BBCCRE Trust, Series 2015-GTP, Class A, 3.97%, 08/10/2033 (e)	9,804
	BB-UBS Trust,
12,692	Series 2012-SHOW, Class E, 4.16%, 11/05/2036 (e) (z)	12,612
972	Series 2012-TFT, Class A, 2.89%, 06/05/2030 (e)	968
	BCRR Trust,
21,000	Series 2014-FRR1, Class A716, PO, 08/26/2047 (e)	18,079
14,335	Series 2014-FRR1, Class B716, PO, 08/26/2047 (e) (bb)	11,690
189	Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class AMFL, 1.92%, 06/11/2050 (e) (z)	189
5,000	BWAY Mortgage Trust, Series 2013-1515, Class F, 4.06%, 03/10/2033 (e) (z) (bb)	4,943
13,806	Capmark Mortgage Securities, Inc., Series 1998-C2, Class X, IO, 1.25%, 05/15/2035 (z) (bb)	87
2,419	CD Commercial Mortgage Trust, Series 2007-CD4, Class XC, IO, 0.74%, 12/11/2049 (e) (z) (bb)	—	(h)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

5,000	CFCRE Commercial Mortgage Trust, Series 2011-C2, Class D, 5.95%, 12/15/2047 (e) (z) (bb)	5,359
	Commercial Mortgage Trust,
3,072	Series 2006-GG7, Class AM, 5.96%, 07/10/2038 (z)	3,069
22,130	Series 2012-CR2, Class XA, IO, 1.84%, 08/15/2045 (z) (bb)	1,481
7,000	Series 2013-CR9, Class D, 4.40%, 07/10/2045 (e) (z) (bb)	6,079
6,100	Series 2013-WWP, Class A2, 3.42%, 03/10/2031 (e)	6,453
8,032	Series 2015-CR24, Class A5, 3.70%, 08/10/2048	8,541
6,856	Series 2015-CR25, Class A4, 3.76%, 08/10/2048	7,316
13,230	Credit Suisse Commercial Mortgage Trust, Series 2007-C2, Class AX, IO, 0.10%, 01/15/2049 (e) (z) (bb)	—	(h)
12,304	CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A4, 3.72%, 08/15/2048	13,033
15,200	CSMC OA LLC, Series 2014-USA, Class D, 4.37%, 09/15/2037 (e) (bb)	14,583
11,991	DBUBS 2011-LC2 Mortgage Trust, Series 2011-LC2A, Class XA, IO, 1.31%, 07/10/2044 (e) (z) (bb)	364
	FHLMC, Multifamily Structured Pass-Through Certificates,
15,000	Series K037, Class A2, 3.49%, 01/25/2024	16,069
3,429	Series K038, Class A2, 3.39%, 03/25/2024	3,658
13,500	Series K048, Class A2, 3.28%, 06/25/2025 (z)	14,300
3,791	Series K052, Class A2, 3.15%, 11/25/2025	3,986
10,012	Series K061, Class AM, 3.44%, 11/25/2026 (z)	10,652
6,633	Series K065, Class A2, 3.24%, 04/25/2027	6,987
3,557	Series K065, Class AM, 3.33%, 05/25/2027	3,723
8,843	Series K152, Class A2, 3.08%, 01/25/2031	9,031
69,117	Series K708, Class X1, IO, 1.59%, 01/25/2019 (z)	1,092
25,000	Series KJ06, Class A, 2.27%, 01/25/2023	25,212
20,000	Series KJ07, Class A2, 2.31%, 12/25/2022	19,933
5,555	Series KJ08, Class A2, 2.36%, 08/25/2022	5,638
5,121	Series KJ09, Class A2, 2.84%, 09/25/2022	5,285
13,930	Series KJ13, Class A2, 2.86%, 08/25/2022	14,403
10,080	Series KS06, Class A2, 2.72%, 07/25/2026	10,166
21,600	Series KS07, Class A2, 2.74%, 09/25/2025	21,955

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	109

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Commercial Mortgage-Backed Securities — continued
	FNMA ACES,
576	Series 2011-M2, Class A2, 3.65%, 04/25/2021	585
1,680	Series 2011-M4, Class A2, 3.73%, 06/25/2021	1,785
631	Series 2011-M8, Class A2, 2.92%, 08/25/2021	653
3,259	Series 2013-M7, Class A2, 2.28%, 12/27/2022	3,285
8,935	Series 2014-M3, Class A2, 3.50%, 01/25/2024 (z)	9,571
14,450	Series 2014-M12, Class ASV2, 2.61%, 10/25/2021 (z)	14,819
8,909	Series 2014-M13, Class A2, 3.02%, 08/25/2024 (z)	9,291
12,965	Series 2015-M1, Class A2, 2.53%, 09/25/2024	13,109
20,419	Series 2015-M2, Class A3, 3.15%, 12/25/2024 (z)	21,313
10,000	Series 2015-M3, Class A2, 2.72%, 10/25/2024	10,160
21,071	Series 2015-M5, Class A1, 2.96%, 03/25/2025 (z)	21,714
12,398	Series 2015-M7, Class A2, 2.59%, 12/25/2024	12,502
11,700	Series 2015-M8, Class A2, 2.90%, 01/25/2025 (z)	12,012
8,528	Series 2015-M10, Class A2, 3.09%, 04/25/2027 (z)	8,783
1,808	Series 2015-M13, Class A2, 2.80%, 06/25/2025 (z)	1,835
9,100	Series 2016-M6, Class A2, 2.49%, 05/25/2026	9,003
10,328	Series 2016-M7, Class A2, 2.50%, 09/25/2026	10,173
10,660	Series 2017-M1, Class A2, 2.50%, 10/25/2026 (z)	10,492
17,000	Series 2017-M3, Class A2, 2.57%, 12/25/2026 (z)	16,902
9,077	Series 2017-M5, Class A2, 3.30%, 04/25/2029	9,389
10,260	Series 2017-M8, Class A2, 3.06%, 05/25/2027 (z)	10,625
13,083	FNMA Grantor Trust, Series 2017-T1, Class A, 2.90%, 06/25/2027	13,250
	FORT CRE LLC,
17,000	Series 2016-1A, Class D, 7.08%, 05/21/2036 (e) (z)	17,082
11,503	Series 2016-1A, Class E, 9.23%, 05/21/2036 (e) (z)	11,740

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	FREMF Mortgage Trust,
4,156	Series 2013-K25, Class C, 3.74%, 11/25/2045 (e) (z)	4,188
4,750	Series 2014-K38, Class C, 4.79%, 06/25/2047 (e) (z)	4,995
7,000	Series 2014-K39, Class C, 4.28%, 08/25/2047 (e) (z) (bb)	7,151
11,160	Series 2014-K40, Class C, 4.21%, 11/25/2047 (e) (z) (bb)	11,301
8,920	Series 2015-K45, Class B, 3.71%, 04/25/2048 (e) (z) (bb)	9,005
3,545	Series 2015-K46, Class C, 3.82%, 04/25/2048 (e) (z) (bb)	3,453
16,085	Series 2015-K48, Class B, 3.76%, 08/25/2048 (e) (z) (bb)	16,386
2,750	Series 2015-K51, Class B, 4.09%, 10/25/2048 (e) (z)	2,856
4,000	Series 2015-K718, Class C, 3.67%, 02/25/2022 (e) (z)	3,985
11,227	Series 2015-K720, Class B, 3.51%, 07/25/2022 (e) (z) (bb)	11,327
11,500	Series 2015-K720, Class C, 3.51%, 07/25/2022 (e) (z) (bb)	11,251
2,585	Series 2015-K721, Class B, 3.68%, 11/25/2047 (e) (z)	2,619
10,000	Series 2016-K55, Class B, 4.29%, 04/25/2049 (e) (z)	10,531
2,049	Series 2016-K56, Class B, 4.07%, 06/25/2049 (e) (z)	2,130
4,714	Series 2016-K59, Class B, 3.70%, 11/25/2049 (e) (z) (bb)	4,714
8,010	Series 2016-K722, Class B, 3.97%, 07/25/2049 (e) (z)	8,249
11,895	Series 2017-K63, Class B, 4.00%, 02/25/2050 (e) (z)	12,116
20,000	GS Mortgage Securities Corp. Trust, Series 2012-SHOP, Class XA, IO, 1.44%, 06/05/2031 (e) (z) (bb)	393
5,000	GS Mortgage Securities Trust, Series 2011-GC5, Class D, 5.57%, 08/10/2044 (e) (z) (bb)	4,958
	JP Morgan Chase Commercial Mortgage Securities Trust,
25,101	Series 2005-CB11, Class X1, IO, 0.04%, 08/12/2037 (e) (z) (bb)	15
12,868	Series 2005-LDP5, Class X1, IO, 0.00%, 12/15/2044 (e) (z) (bb)	—	(h)
11,594	Series 2006-CB15, Class X1, IO, 0.48%, 06/12/2043 (z) (bb)	15
1,394	Series 2006-LDP8, Class X, IO, 0.53%, 05/15/2045 (z) (bb)	—	(h)

SEE NOTES TO FINANCIAL STATEMENTS.

110	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Commercial Mortgage-Backed Securities — continued
2,000	Series 2006-LDP9, Class AMS, 5.34%, 05/15/2047	1,982
5,567	Series 2010-C2, Class XA, IO, 1.78%, 11/15/2043 (e) (z) (bb)	227
	JPMCC Re-REMIC Trust,
6,400	Series 2014-FRR1, Class A707, 4.35%, 01/27/2047 (e)	6,441
10,922	Series 2014-FRR1, Class B702, 4.23%, 04/27/2044 (e)	10,852
6,875	Series 2014-FRR1, Class BK10, 2.58%, 11/27/2049 (e) (z)	6,626
5,000	Series 2015-FRR2, Class AK36, 2.30%, 12/27/2046 (e) (z)	4,530
7,000	Series 2015-FRR2, Class AK39, 2.99%, 08/27/2047 (e) (z)	6,525
801	LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A3, 5.87%, 09/15/2045 (z)	802
	ML-CFC Commercial Mortgage Trust,
3,323	Series 2006-4, Class XC, IO, 0.72%, 12/12/2049 (e) (z) (bb)	—	(h)
90	Series 2007-9, Class A4, 5.70%, 09/12/2049	90
	Morgan Stanley Capital I Trust,
12,971	Series 2007-HQ11, Class X, IO, 0.45%, 02/12/2044 (e) (z) (bb)	155
598	Series 2011-C3, Class A3, 4.05%, 07/15/2049	618
	Morgan Stanley Re-REMIC Trust,
742	Series 2012-IO, Class AXA, 1.00%, 03/27/2051 (e)	742
2	Series 2012-XA, Class A, 2.00%, 07/27/2049 (e)	3
1,500	Series 2012-XA, Class B, 0.25%, 07/27/2049 (e) (bb)	1,411
	PFP Ltd., (Cayman Islands),
3,451	Series 2015-2, Class D, 5.23%, 07/14/2034 (e) (z) (bb)	3,459
6,500	Series 2017-3, Class D, 4.73%, 01/14/2035 (e) (z) (bb)	6,529
1,885	RAIT Trust, Series 2015-FL5, Class B, 5.13%, 01/15/2031 (e) (z) (bb)	1,888
	UBS Commercial Mortgage Trust,
9,459	Series 2012-C1, Class D, 5.73%, 05/10/2045 (e) (z) (bb)	9,636
7,586	Series 2012-C1, Class XA, IO, 2.27%, 05/10/2045 (e) (z)	595
2,191	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.66%, 06/10/2030 (e)	2,270

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	UBS-Barclays Commercial Mortgage Trust,
1,560	Series 2012-C2, Class A4, 3.53%, 05/10/2063	1,640
13,240	Series 2012-C2, Class XA, IO, 1.54%, 05/10/2063 (e) (z) (bb)	690
5,291	VNDO Mortgage Trust, Series 2012-6AVE, Class A, 3.00%, 11/15/2030 (e)	5,457
14,587	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class XC, IO, 0.47%, 12/15/2043 (e) (z) (bb)	4
7,598	Wells Fargo Commercial Mortgage Trust, Series 2015-C30, Class A4, 3.66%, 09/15/2058	8,053
10,500	Wells Fargo Re-REMIC Trust, Series 2013-FRR1, Class AK16, PO, 12/27/2043 (e)	8,985
	WFRBS Commercial Mortgage Trust,
2,500	Series 2011-C3, Class A4, 4.38%, 03/15/2044 (e)	2,668
6,640	Series 2013-C11, Class D, 4.35%, 03/15/2045 (e) (z) (bb)	6,211

	Total Commercial Mortgage-Backed Securities (Cost $843,222)	865,624

Convertible Bond — 0.0% (g)
	Consumer Discretionary — 0.0% (g)
	Specialty Retail — 0.0% (g)
807	Nebraska Book Holdings, Inc., 2.00%, (PIK), 04/01/2026 (d) (e) (v) (bb) (Cost $133)	—	(h)

Corporate Bonds — 29.6%
	Consumer Discretionary — 3.3%
	Auto Components — 0.2%
1,709	Allison Transmission, Inc., 5.00%, 10/01/2024 (e)	1,760
	American Axle & Manufacturing, Inc.,
300	6.25%, 03/15/2021	310
1,731	6.63%, 10/15/2022	1,789
1,352	Dana Financing Luxembourg Sarl, 5.75%, 04/15/2025 (e)	1,411
	Goodyear Tire & Rubber Co. (The),
2,598	4.88%, 03/15/2027	2,644
2,243	5.00%, 05/31/2026	2,341
2,512	5.13%, 11/15/2023	2,628
	Icahn Enterprises LP,
2,025	4.88%, 03/15/2019	2,045
1,677	6.25%, 02/01/2022	1,730
302	6.75%, 02/01/2024	318
350	IHO Verwaltungs GmbH, (Germany), 4.50%, (cash), 09/15/2023 (e) (v)	356

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	111

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Auto Components — continued
2,085	Tenneco, Inc., 5.38%, 12/15/2024	2,168
2,535	ZF North America Capital, Inc., (Germany), 4.75%, 04/29/2025 (e)	2,659

		22,159

	Automobiles — 0.3%
1,750	BMW US Capital LLC, (Germany), 1.85%, 09/15/2021 (e)	1,731
	Daimler Finance North America LLC, (Germany),
1,000	2.70%, 08/03/2020 (e)	1,017
1,500	2.88%, 03/10/2021 (e)	1,529
500	3.30%, 05/19/2025 (e)	509
195	8.50%, 01/18/2031	294
	Fiat Chrysler Automobiles NV, (United Kingdom),
1,470	4.50%, 04/15/2020	1,532
708	5.25%, 04/15/2023	750
	Ford Motor Co.,
523	4.35%, 12/08/2026	542
3,500	6.63%, 10/01/2028	4,231
1,250	7.45%, 07/16/2031	1,601
	General Motors Co.,
2,655	6.60%, 04/01/2036	3,110
2,500	7.70%, 04/15/2016 (d) (bb)	—	(h)
	Jaguar Land Rover Automotive plc, (United Kingdom),
657	4.25%, 11/15/2019 (e)	675
974	5.63%, 02/01/2023 (e)	1,007
	Nissan Motor Acceptance Corp.,
538	2.13%, 03/03/2020 (e)	540
10,705	2.80%, 01/13/2022 (e)	10,888

		29,956

	Distributors — 0.0% (g)
905	Global Partners LP, 6.25%, 07/15/2022	912
1,300	LKQ Corp., 4.75%, 05/15/2023	1,332

		2,244

	Diversified Consumer Services — 0.1%
429	President & Fellows of Harvard College, 3.30%, 07/15/2056	422
	Service Corp. International,
1,605	5.38%, 05/15/2024	1,707
963	7.63%, 10/01/2018	1,019
2,300	8.00%, 11/15/2021	2,708

		5,856

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Hotels, Restaurants & Leisure — 0.5%
2,374	1011778 BC ULC, (Canada), 4.25%, 05/15/2024 (e)	2,404
220	Cedar Fair LP, 5.38%, 04/15/2027 (e)	231
548	Chukchansi Economic Development Authority, 9.75%, 05/30/2020 (d) (e) (bb)	301
494	Darden Restaurants, Inc., 3.85%, 05/01/2027	513
3,545	Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.50%, 07/01/2019 (e)	3,465
4,455	GLP Capital LP, 5.38%, 11/01/2023	4,822
3,120	Hilton Domestic Operating Co., Inc., 4.25%, 09/01/2024	3,199
735	Hilton Grand Vacations Borrower LLC, 6.13%, 12/01/2024 (e)	807
	Hilton Worldwide Finance LLC,
1,136	4.63%, 04/01/2025	1,187
585	4.88%, 04/01/2027	619
	International Game Technology plc,
2,845	6.25%, 02/15/2022 (e)	3,137
2,370	6.50%, 02/15/2025 (e)	2,660
1,877	KFC Holding Co., 4.75%, 06/01/2027 (e)	1,926
3,600	McDonald’s Corp., 2.75%, 12/09/2020	3,687
	MGM Resorts International,
754	4.63%, 09/01/2026	767
4,995	6.00%, 03/15/2023	5,519
4,005	6.63%, 12/15/2021	4,496
	Sabre GLBL, Inc.,
1,050	5.25%, 11/15/2023 (e)	1,076
408	5.38%, 04/15/2023 (e)	420
1,630	Scientific Games International, Inc., 7.00%, 01/01/2022 (e)	1,740
1,960	Seminole Hard Rock Entertainment, Inc., 5.88%, 05/15/2021 (e)	1,965
3,608	Six Flags Entertainment Corp., 4.88%, 07/31/2024 (e)	3,640
895	Speedway Motorsports, Inc., 5.13%, 02/01/2023	922
885	Wynn Las Vegas LLC, 5.50%, 03/01/2025 (e)	923

		50,426

	Household Durables — 0.2%
	CalAtlantic Group, Inc.,
305	5.25%, 06/01/2026	314
1,793	5.88%, 11/15/2024	1,946
300	6.25%, 12/15/2021	331
790	8.38%, 01/15/2021	920

SEE NOTES TO FINANCIAL STATEMENTS.

112	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Household Durables — continued
	Lennar Corp.,
210	4.50%, 06/15/2019	216
286	4.50%, 11/15/2019	295
667	4.50%, 04/30/2024	690
500	4.75%, 11/15/2022	522
1,805	4.75%, 05/30/2025	1,873
	M/I Homes, Inc.,
334	5.63%, 08/01/2025 (e)	339
708	6.75%, 01/15/2021	740
307	Mattamy Group Corp., (Canada), 6.88%, 12/15/2023 (e)	312
2,052	PulteGroup, Inc., 5.50%, 03/01/2026	2,206
851	Tempur Sealy International, Inc., 5.50%, 06/15/2026	878
	Toll Brothers Finance Corp.,
420	4.38%, 04/15/2023	437
370	4.88%, 11/15/2025	383
130	5.63%, 01/15/2024	140
524	5.88%, 02/15/2022	580

		13,122

	Internet & Direct Marketing Retail — 0.2%
	Amazon.com, Inc.,
5,152	2.80%, 08/22/2024 (e)	5,216
11,160	3.15%, 08/22/2027 (e)	11,361
500	3.30%, 12/05/2021	524
900	4.25%, 08/22/2057 (e)	936
1,523	4.80%, 12/05/2034	1,747
357	Priceline Group, Inc. (The), 2.75%, 03/15/2023	359
1,000	QVC, Inc., 4.45%, 02/15/2025	1,015

		21,158

	Media — 1.4%
	21st Century Fox America, Inc.,
500	6.55%, 03/15/2033	636
600	6.75%, 01/09/2038	791
800	7.75%, 01/20/2024	1,004
200	7.85%, 03/01/2039	296
147	8.88%, 04/26/2023	191
1,160	Altice Financing SA, (Luxembourg), 7.50%, 05/15/2026 (e)	1,270
	Altice US Finance I Corp.,
3,775	5.38%, 07/15/2023 (e)	3,955
2,517	5.50%, 05/15/2026 (e)	2,663

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Media — continued
	AMC Networks, Inc.,
1,693	4.75%, 08/01/2025	1,697
2,096	5.00%, 04/01/2024	2,162
1,178	CBS Corp., 3.70%, 08/15/2024	1,220
11,234	Charter Communications Operating LLC, 4.91%, 07/23/2025	12,035
865	Cinemark USA, Inc., 4.88%, 06/01/2023	863
1,823	Clear Channel Worldwide Holdings, Inc., Series B, 6.50%, 11/15/2022	1,873
240	Comcast Cable Communications Holdings, Inc., 9.46%, 11/15/2022	321
	Comcast Corp.,
1,290	2.75%, 03/01/2023	1,310
1,500	3.15%, 02/15/2028	1,500
3,000	3.38%, 08/15/2025	3,091
5,000	3.40%, 07/15/2046	4,567
2,819	4.20%, 08/15/2034	2,983
2,405	4.60%, 08/15/2045	2,613
240	6.30%, 11/15/2017	242
435	6.50%, 11/15/2035	572
177	6.55%, 07/01/2039	239
	CSC Holdings LLC,
4,218	5.25%, 06/01/2024	4,329
2,727	5.50%, 04/15/2027 (e)	2,850
946	10.88%, 10/15/2025 (e)	1,163
946	Discovery Communications LLC, 6.35%, 06/01/2040	1,088
	DISH DBS Corp.,
3,302	5.00%, 03/15/2023	3,410
2,362	5.88%, 07/15/2022	2,546
4,224	5.88%, 11/15/2024	4,557
1,569	6.75%, 06/01/2021	1,732
5,388	7.75%, 07/01/2026	6,324
543	EW Scripps Co. (The), 5.13%, 05/15/2025 (e)	550
1,000	Historic TW, Inc., 9.15%, 02/01/2023	1,299
	iHeartCommunications, Inc.,
1,605	9.00%, 12/15/2019	1,276
950	9.00%, 03/01/2021	691
	Lamar Media Corp.,
2,250	5.00%, 05/01/2023	2,329
1,680	5.38%, 01/15/2024	1,762
510	5.75%, 02/01/2026	550
470	Liberty Interactive LLC, 8.25%, 02/01/2030	523
1,855	Live Nation Entertainment, Inc., 4.88%, 11/01/2024 (e)	1,892

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	113

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Media — continued
1,610	Mediacom Broadband LLC, 6.38%, 04/01/2023	1,676
810	NBCUniversal Media LLC, 5.95%, 04/01/2041	1,033
265	Quebecor, Inc., (Canada), 9.75%, 01/15/2016 (d) (bb)	—
	Sirius XM Radio, Inc.,
4,010	4.63%, 05/15/2023 (e)	4,130
1,100	5.00%, 08/01/2027 (e)	1,130
1,270	5.25%, 08/15/2022 (e)	1,303
1,500	5.38%, 04/15/2025 (e)	1,586
890	5.38%, 07/15/2026 (e)	935
	TEGNA, Inc.,
1,184	5.13%, 07/15/2020	1,214
1,435	5.50%, 09/15/2024 (e)	1,510
1,875	6.38%, 10/15/2023	1,990
335	Time Warner Cable LLC, 7.30%, 07/01/2038	413
660	Time Warner Cos., Inc., 7.57%, 02/01/2024	829
1,860	Time Warner Entertainment Co. LP, 8.38%, 07/15/2033	2,498
	Time Warner, Inc.,
3,430	3.55%, 06/01/2024	3,515
182	5.38%, 10/15/2041	196
	Unitymedia Hessen GmbH & Co. KG, (Germany),
755	5.00%, 01/15/2025 (e)	797
810	5.50%, 01/15/2023 (e)	838
	Univision Communications, Inc.,
1,215	5.13%, 05/15/2023 (e)	1,236
2,215	5.13%, 02/15/2025 (e)	2,226
2,225	UPCB Finance IV Ltd., (Netherlands), 5.38%, 01/15/2025 (e)	2,308
70	Viacom, Inc., 4.38%, 03/15/2043	60
	Videotron Ltd., (Canada),
1,278	5.13%, 04/15/2027 (e)	1,317
3,247	5.38%, 06/15/2024 (e)	3,462
1,800	VTR Finance BV, (Chile), Reg. S, 6.88%, 01/15/2024	1,910
	Walt Disney Co. (The),
389	1.85%, 07/30/2026	362
1,800	2.95%, 06/15/2027	1,819
	WMG Acquisition Corp.,
1,500	5.00%, 08/01/2023 (e)	1,549
675	5.63%, 04/15/2022 (e)	703
250	Ziggo Secured Finance BV, (Netherlands), 5.50%, 01/15/2027 (e)	258

		129,768

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Multiline Retail — 0.1%
5,358	Dollar Tree, Inc., 5.75%, 03/01/2023	5,653
475	Macy’s Retail Holdings, Inc., 6.90%, 04/01/2029	516
4,400	Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/2021 (e)	2,255

		8,424

	Specialty Retail — 0.3%
870	Advance Auto Parts, Inc., 4.50%, 12/01/2023	923
344	AutoZone, Inc., 3.75%, 06/01/2027	350
2,000	Caleres, Inc., 6.25%, 08/15/2023	2,100
2,455	Claire’s Stores, Inc., 9.00%, 03/15/2019 (e)	1,277
1,881	Group 1 Automotive, Inc., 5.25%, 12/15/2023 (e)	1,881
	Home Depot, Inc. (The),
444	2.13%, 09/15/2026	420
734	2.63%, 06/01/2022	750
2,751	3.00%, 04/01/2026	2,795
2,800	3.50%, 09/15/2056	2,594
	L Brands, Inc.,
1,250	5.63%, 10/15/2023	1,312
650	6.75%, 07/01/2036	616
2,213	6.88%, 11/01/2035	2,119
	Lowe’s Cos., Inc.,
665	3.13%, 09/15/2024	684
1,262	3.38%, 09/15/2025	1,314
5,000	3.70%, 04/15/2046	4,813
185	O’Reilly Automotive, Inc., 3.60%, 09/01/2027	186
2,069	Penske Automotive Group, Inc., 5.50%, 05/15/2026	2,090
345	PetSmart, Inc., 5.88%, 06/01/2025 (e)	308
	Sally Holdings LLC,
250	5.50%, 11/01/2023	254
967	5.63%, 12/01/2025	987

		27,773

	Textiles, Apparel & Luxury Goods — 0.0% (g)
	Hanesbrands, Inc.,
274	4.63%, 05/15/2024 (e)	285
1,774	4.88%, 05/15/2026 (e)	1,845
470	Levi Strauss & Co., 5.00%, 05/01/2025	491

		2,621

	Total Consumer Discretionary	313,507

	Consumer Staples — 1.9%
	Beverages — 0.6%
325	Anheuser-Busch Cos. LLC, (Belgium), 5.50%, 01/15/2018	330

SEE NOTES TO FINANCIAL STATEMENTS.

114	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Beverages — continued
	Anheuser-Busch InBev Finance, Inc., (Belgium),
50	1.90%, 02/01/2019	50
2,360	2.65%, 02/01/2021	2,405
2,551	3.30%, 02/01/2023	2,646
23,360	3.65%, 02/01/2026	24,337
1,225	3.70%, 02/01/2024	1,298
8,490	4.70%, 02/01/2036	9,412
5,415	4.90%, 02/01/2046	6,170
1,032	Anheuser-Busch InBev Worldwide, Inc., (Belgium), 4.44%, 10/06/2048	1,103
1,000	Coca-Cola Co. (The), 2.25%, 09/01/2026	963
1,540	Constellation Brands, Inc., 4.50%, 05/09/2047	1,609
365	Diageo Investment Corp., (United Kingdom), 8.00%, 09/15/2022	461
	Dr Pepper Snapple Group, Inc.,
507	2.55%, 09/15/2026	484
225	3.43%, 06/15/2027 (e)	230
	PepsiCo, Inc.,
850	2.38%, 10/06/2026	823
572	3.10%, 07/17/2022	597
4,230	3.45%, 10/06/2046	4,049
1,845	3.50%, 07/17/2025	1,958
730	4.45%, 04/14/2046	819

		59,744

	Food & Staples Retailing — 0.2%
	Albertsons Cos. LLC,
71	5.75%, 03/15/2025	64
1,925	6.63%, 06/15/2024	1,837
	CVS Health Corp.,
2,460	2.80%, 07/20/2020	2,513
1,659	4.00%, 12/05/2023	1,776
	Kroger Co. (The),
4,600	5.15%, 08/01/2043	4,907
1,162	7.50%, 04/01/2031	1,567
900	Series B, 7.70%, 06/01/2029	1,198
	New Albertson’s, Inc.,
3,840	8.00%, 05/01/2031	3,350
430	8.70%, 05/01/2030	395
	Sysco Corp.,
575	2.50%, 07/15/2021	582
1,517	2.60%, 06/12/2022	1,531
1,629	Tops Holding LLC, 8.00%, 06/15/2022 (e)	1,193
	Walgreens Boots Alliance, Inc.,
497	3.45%, 06/01/2026	498
424	3.80%, 11/18/2024	442

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Food & Staples Retailing — continued
	Wal-Mart Stores, Inc.,
300	2.55%, 04/11/2023	306
160	5.00%, 10/25/2040	193
792	6.20%, 04/15/2038	1,087
260	7.55%, 02/15/2030	382

		23,821

	Food Products — 0.3%
1,650	Archer-Daniels-Midland Co., 2.50%, 08/11/2026	1,602
	Bunge Ltd. Finance Corp.,
675	3.25%, 08/15/2026	659
305	3.50%, 11/24/2020	314
655	8.50%, 06/15/2019	728
	Cargill, Inc.,
800	3.30%, 03/01/2022 (e)	831
470	4.76%, 11/23/2045 (e)	554
	Conagra Brands, Inc.,
135	3.25%, 09/15/2022	138
180	6.63%, 08/15/2039	211
300	Darling Ingredients, Inc., 5.38%, 01/15/2022	310
	JBS USA LUX SA, (Brazil),
1,235	5.75%, 06/15/2025 (e)	1,237
1,868	5.88%, 07/15/2024 (e)	1,880
3,492	7.25%, 06/01/2021 (e)	3,569
816	7.25%, 06/01/2021 (e)	834
1,430	8.25%, 02/01/2020 (e)	1,453
	Kraft Heinz Foods Co.,
219	3.50%, 06/06/2022	227
210	3.95%, 07/15/2025	217
6,960	4.38%, 06/01/2046	6,791
601	5.00%, 07/15/2035	655
488	5.00%, 06/04/2042	516
946	5.20%, 07/15/2045	1,027
599	6.13%, 08/23/2018	624
200	6.50%, 02/09/2040	249
417	6.75%, 03/15/2032	531
575	6.88%, 01/26/2039	747
	Lamb Weston Holdings, Inc.,
1,274	4.63%, 11/01/2024 (e)	1,314
1,279	4.88%, 11/01/2026 (e)	1,327
497	Mead Johnson Nutrition Co., (United Kingdom), 4.13%, 11/15/2025	543
250	SEATRK, 14.00%, 06/30/2018 (bb)	252
270	Smithfield Foods, Inc., 4.25%, 02/01/2027 (e)	284

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	115

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Food Products — continued
	Tyson Foods, Inc.,
700	3.95%, 08/15/2024	745
700	5.15%, 08/15/2044	802

		31,171

	Household Products — 0.3%
600	Kimberly-Clark Corp., 2.40%, 06/01/2023	601
373	Procter & Gamble — ESOP, Series A, 9.36%, 01/01/2021	424
2,255	Procter & Gamble Co. (The), 2.85%, 08/11/2027	2,288
16,100	Reckitt Benckiser Treasury Services plc, (United Kingdom), 2.75%, 06/26/2024 (e)	16,169
4,179	Spectrum Brands, Inc., 5.75%, 07/15/2025	4,446

		23,928

	Personal Products — 0.0% (g)
1,110	Revlon Consumer Products Corp., 5.75%, 02/15/2021	993

	Tobacco — 0.5%
	Altria Group, Inc.,
7,500	2.63%, 01/14/2020	7,635
9,585	3.88%, 09/16/2046	9,274
11,345	BAT Capital Corp., (United Kingdom), 4.39%, 08/15/2037 (e)	11,670
	Philip Morris International, Inc.,
6,600	3.13%, 08/17/2027	6,641
5,000	4.13%, 03/04/2043	5,101
5,235	Reynolds American, Inc., (United Kingdom), 4.45%, 06/12/2025	5,658

		45,979

	Total Consumer Staples	185,636

	Energy — 3.4%
	Energy Equipment & Services — 0.3%
280	Archrock Partners LP, 6.00%, 10/01/2022	271
903	Baker Hughes a GE Co. LLC, 5.13%, 09/15/2040	1,058
	Diamond Offshore Drilling, Inc.,
1,468	3.45%, 11/01/2023	1,257
790	7.88%, 08/15/2025	792
521	Ensco plc, 8.00%, 01/31/2024	469
	Halliburton Co.,
250	7.45%, 09/15/2039	347
275	7.60%, 08/15/2096 (e)	358
700	8.75%, 02/15/2021	842

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Energy Equipment & Services — continued
2,058	KCA Deutag UK Finance plc, (United Kingdom), 7.25%, 05/15/2021 (e)	1,893
988	Nabors Industries, Inc., 5.50%, 01/15/2023	924
1,418	Noble Holding International Ltd., (United Kingdom), 8.70%, 04/01/2045	1,014
3,836	Parker Drilling Co., 6.75%, 07/15/2022	2,915
481	Precision Drilling Corp., (Canada), 6.63%, 11/15/2020	472
501	Rowan Cos., Inc., 7.38%, 06/15/2025	453
7,580	Schlumberger Holdings Corp., 4.00%, 12/21/2025 (e)	8,023
	Schlumberger Investment SA,
640	2.40%, 08/01/2022 (e)	641
219	3.30%, 09/14/2021 (e)	227
1,210	3.65%, 12/01/2023	1,293
1,557	Sea Trucks Group Ltd., (Nigeria), Reg. S, 9.00%, 03/26/2018 (d) (e)	483
4,075	Shelf Drilling Holdings Ltd., (United Arab Emirates), 9.50%, 11/02/2020 (e)	3,933
898	Transocean Proteus Ltd., 6.25%, 12/01/2024 (e)	940
	Transocean, Inc.,
2,424	6.80%, 03/15/2038	1,854
2,512	9.00%, 07/15/2023 (e)	2,675
582	Unit Corp., 6.63%, 05/15/2021	572

		33,706

	Oil, Gas & Consumable Fuels — 3.1%
278	Anadarko Holding Co., 7.15%, 05/15/2028	325
	Anadarko Petroleum Corp.,
350	6.95%, 06/15/2019	378
100	7.95%, 06/15/2039	131
225	8.70%, 03/15/2019	246
	Andeavor Logistics LP,
1,450	5.25%, 01/15/2025	1,537
129	5.50%, 10/15/2019	135
1,712	5.88%, 10/01/2020	1,740
1,680	6.13%, 10/15/2021	1,737
1,637	6.25%, 10/15/2022	1,735
435	6.38%, 05/01/2024	473
250	ANR Pipeline Co., 9.63%, 11/01/2021	319
	Antero Resources Corp.,
3,325	5.13%, 12/01/2022	3,333
2,771	5.38%, 11/01/2021	2,820
	Apache Corp.,
400	6.00%, 01/15/2037	461
775	6.90%, 09/15/2018	811

SEE NOTES TO FINANCIAL STATEMENTS.

116	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
610	APT Pipelines Ltd., (Australia), 4.25%, 07/15/2027 (e)	635
	Boardwalk Pipelines LP,
6,788	4.45%, 07/15/2027	6,971
242	4.95%, 12/15/2024	258
	BP Capital Markets plc, (United Kingdom),
206	1.38%, 11/06/2017	206
325	3.02%, 01/16/2027	324
2,665	3.22%, 04/14/2024	2,744
385	3.25%, 05/06/2022	401
1,800	3.54%, 11/04/2024	1,875
1,000	3.59%, 04/14/2027	1,036
612	3.81%, 02/10/2024	651
12,565	3.99%, 09/26/2023	13,512
515	4.75%, 03/10/2019	539
815	Burlington Resources, Inc., 8.20%, 03/15/2025	1,074
6,032	California Resources Corp., 8.00%, 12/15/2022 (e)	3,333
830	Canadian Natural Resources Ltd., (Canada), 6.45%, 06/30/2033	968
302	Carlyle Promissory Note, 3.06%, 07/15/2019 (bb)	299
	Cenovus Energy, Inc., (Canada),
414	3.00%, 08/15/2022	399
336	4.25%, 04/15/2027 (e)	324
294	4.45%, 09/15/2042	246
1,795	6.75%, 11/15/2039	1,940
	Cheniere Corpus Christi Holdings LLC,
3,810	5.88%, 03/31/2025	4,096
715	7.00%, 06/30/2024	813
1,675	Chesapeake Energy Corp., 8.00%, 01/15/2025 (e)	1,614
	Chevron Corp.,
540	2.36%, 12/05/2022	543
7,000	2.41%, 03/03/2022	7,092
2,500	2.57%, 05/16/2023	2,528
645	2.90%, 03/03/2024	661
1,550	2.95%, 05/16/2026	1,567
1,797	CITGO Petroleum Corp., 6.25%, 08/15/2022 (e)	1,815
1,243	CNOOC Finance 2015 USA LLC, (China), 3.50%, 05/05/2025	1,276
1,026	CNOOC Nexen Finance 2014 ULC, (China), 4.25%, 04/30/2024	1,099
215	Conoco Funding Co., 7.25%, 10/15/2031	293

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Oil, Gas & Consumable Fuels — continued
	ConocoPhillips,
210	5.90%, 10/15/2032	258
750	6.50%, 02/01/2039	987
410	7.00%, 03/30/2029	521
1,775	ConocoPhillips Co., 4.20%, 03/15/2021	1,897
300	ConocoPhillips Holding Co., 6.95%, 04/15/2029	392
7,079	Continental Resources, Inc., 5.00%, 09/15/2022	7,114
880	Crestwood Midstream Partners LP, 6.25%, 04/01/2023	909
	DCP Midstream Operating LP,
6,084	3.88%, 03/15/2023	5,924
1,116	4.75%, 09/30/2021 (e)	1,144
522	4.95%, 04/01/2022	539
236	Devon Energy Corp., 3.25%, 05/15/2022	239
	Ecopetrol SA, (Colombia),
469	5.38%, 06/26/2026	498
3,550	5.88%, 09/18/2023	3,940
125	Enbridge, Inc., (Canada), 5.50%, 12/01/2046	143
	Encana Corp., (Canada),
150	6.50%, 05/15/2019	160
1,000	6.50%, 08/15/2034	1,142
148	6.63%, 08/15/2037	175
175	7.38%, 11/01/2031	215
	Energy Transfer Equity LP,
2,975	5.50%, 06/01/2027	3,168
3,030	5.88%, 01/15/2024	3,265
	Energy Transfer LP,
1,080	2.50%, 06/15/2018	1,085
321	4.75%, 01/15/2026	338
200	4.90%, 02/01/2024	215
1,566	6.05%, 06/01/2041	1,675
300	7.50%, 07/01/2038	368
1,210	Eni SpA, (Italy), 5.70%, 10/01/2040 (e)	1,295
500	Eni USA, Inc., (United Kingdom), 7.30%, 11/15/2027	638
	EnLink Midstream Partners LP,
841	2.70%, 04/01/2019	842
922	4.15%, 06/01/2025	927
	Enterprise Products Operating LLC,
1,252	3.35%, 03/15/2023	1,294
1,026	3.70%, 02/15/2026	1,060
6,559	3.75%, 02/15/2025	6,837
330	4.95%, 10/15/2054	349

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	117

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
333	5.95%, 02/01/2041	401
375	6.45%, 09/01/2040	471
800	Series J, 5.75%, 03/01/2035	924
	EOG Resources, Inc.,
1,700	4.10%, 02/01/2021	1,799
200	6.88%, 10/01/2018	210
	EP Energy LLC,
1,349	8.00%, 11/29/2024 (e)	1,319
4,940	9.38%, 05/01/2020	3,637
8,004	Frontera Energy Corp., (Colombia), Series AI, 10.00%, (cash), 11/02/2021 (v)	8,934
700	Gulf South Pipeline Co. LP, 4.00%, 06/15/2022	719
600	Hess Corp., 6.00%, 01/15/2040	617
2,517	Hilcorp Energy I LP, 5.00%, 12/01/2024 (e)	2,379
1,331	Holly Energy Partners LP, 6.00%, 08/01/2024 (e)	1,384
	KazMunayGas National Co. JSC, (Kazakhstan),
200	Reg. S, 4.40%, 04/30/2023	204
300	Reg. S, 6.38%, 04/09/2021	331
5,005	Reg. S, 7.00%, 05/05/2020	5,495
800	Kerr-McGee Corp., 7.88%, 09/15/2031	1,033
500	Marathon Oil Corp., 6.80%, 03/15/2032	570
	MPLX LP,
7,150	4.13%, 03/01/2027	7,246
859	4.88%, 12/01/2024	925
323	5.20%, 03/01/2047	333
3,817	Murphy Oil Corp., 4.70%, 12/01/2022	3,755
	Newfield Exploration Co.,
575	5.63%, 07/01/2024	612
1,500	5.75%, 01/30/2022	1,582
1,900	NGPL PipeCo LLC, 4.38%, 08/15/2022 (e)	1,952
	Noble Energy, Inc.,
583	3.85%, 01/15/2028	584
1,500	5.25%, 11/15/2043	1,538
	NuStar Logistics LP,
1,424	4.80%, 09/01/2020	1,472
598	5.63%, 04/28/2027	634
1,046	6.75%, 02/01/2021	1,140
	Occidental Petroleum Corp.,
504	2.70%, 02/15/2023	509
2,300	3.40%, 04/15/2026	2,362
	ONEOK Partners LP,
2,000	4.90%, 03/15/2025	2,168
1,465	6.65%, 10/01/2036	1,766

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Oil, Gas & Consumable Fuels — continued
3,050	ONEOK, Inc., 7.50%, 09/01/2023	3,665
	PBF Holding Co. LLC,
533	7.00%, 11/15/2023	534
925	7.25%, 06/15/2025 (e)	916
	Penn Virginia Corp.,
2,000	7.25%, 04/15/2019 (d) (bb)	30
1,000	8.50%, 05/01/2020 (d) (bb)	15
1,800	Pertamina Persero PT, (Indonesia), Reg. S, 6.45%, 05/30/2044	2,128
1,760	Petroamazonas EP, (Ecuador), 4.63%, 02/16/2020 (e)	1,662
	Petro-Canada, (Canada),
1,215	6.80%, 05/15/2038	1,623
1,937	7.88%, 06/15/2026	2,492
	Petroleos del Peru SA, (Peru),
1,670	4.75%, 06/19/2032 (e)	1,755
1,760	5.63%, 06/19/2047 (e)	1,873
	Petroleos Mexicanos, (Mexico),
333	4.63%, 09/21/2023	347
9,201	(USD 3 Month LIBOR + 3.65%), 4.88%, 03/11/2022 (e) (aa)	10,023
1,812	5.63%, 01/23/2046	1,706
700	6.50%, 03/13/2027 (e)	783
4,918	6.50%, 03/13/2027 (e)	5,501
970	6.75%, 09/21/2047 (e)	1,043
634	6.75%, 09/21/2047	681
962	6.88%, 08/04/2026	1,106
150	Petroleum Co. of Trinidad & Tobago Ltd., (Trinidad and Tobago), Reg. S, 9.75%, 08/14/2019	164
1,000	Phillips 66, 4.65%, 11/15/2034	1,066
	Plains All American Pipeline LP,
519	3.65%, 06/01/2022	525
3,740	4.65%, 10/15/2025	3,876
	QEP Resources, Inc.,
2,196	5.25%, 05/01/2023	2,086
2,136	5.38%, 10/01/2022	2,056
978	6.88%, 03/01/2021	1,015
	Range Resources Corp.,
772	5.00%, 03/15/2023 (e)	759
200	5.75%, 06/01/2021 (e)	204
1,146	Regency Energy Partners LP, 5.00%, 10/01/2022	1,242
3,040	Rockies Express Pipeline LLC, 6.00%, 01/15/2019 (e)	3,143
941	RSP Permian, Inc., 5.25%, 01/15/2025 (e)	943

SEE NOTES TO FINANCIAL STATEMENTS.

118	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
910	SemGroup Corp., 5.63%, 07/15/2022	894
589	SM Energy Co., 5.00%, 01/15/2024	524
1,140	Spectra Energy Partners LP, 4.50%, 03/15/2045	1,154
	Statoil ASA, (Norway),
263	2.45%, 01/17/2023	264
2,179	2.65%, 01/15/2024	2,185
790	3.15%, 01/23/2022	820
585	7.15%, 11/15/2025	750
5	Stone Energy Corp., 7.50%, 05/31/2022	5
910	Summit Midstream Holdings LLC, 5.50%, 08/15/2022	912
148	Suncor Energy, Inc., (Canada), 7.15%, 02/01/2032	195
	Sunoco Logistics Partners Operations LP,
464	4.25%, 04/01/2024	479
2,000	5.35%, 05/15/2045	1,980
	Sunoco LP,
947	5.50%, 08/01/2020	975
664	6.25%, 04/15/2021	691
920	6.38%, 04/01/2023	969
425	Tallgrass Energy Partners LP, 5.50%, 09/15/2024 (e)	425
	Targa Resources Partners LP,
2,436	4.25%, 11/15/2023	2,418
1,875	5.13%, 02/01/2025 (e)	1,926
2,485	5.25%, 05/01/2023	2,541
140	5.38%, 02/01/2027 (e)	145
422	TC PipeLines LP, 3.90%, 05/25/2027	427
	TerraForm Power Operating LLC,
354	SUB, 6.38%, 02/01/2023 (e)	367
188	SUB, 6.62%, 06/15/2025 (e)	199
	Tosco Corp.,
500	7.80%, 01/01/2027	661
640	8.13%, 02/15/2030	898
	Total Capital International SA, (France),
3,165	2.75%, 06/19/2021	3,258
10,000	3.70%, 01/15/2024	10,647
	TransCanada PipeLines Ltd., (Canada),
256	1.88%, 01/12/2018	256
285	2.50%, 08/01/2022	287
340	3.75%, 10/16/2023	361
1,000	6.20%, 10/15/2037	1,304
606	7.25%, 08/15/2038	861

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Oil, Gas & Consumable Fuels — continued
	Ultra Resources, Inc.,
4,611	6.88%, 04/15/2022 (e)	4,536
1,226	7.13%, 04/15/2025 (e)	1,195
500	Valero Energy Corp., 7.50%, 04/15/2032	656
446	Western Gas Partners LP, 5.38%, 06/01/2021	482
2,377	Whiting Petroleum Corp., 5.00%, 03/15/2019	2,353
	Williams Cos., Inc. (The),
2,245	3.70%, 01/15/2023	2,228
1,480	5.75%, 06/24/2044	1,536
918	7.75%, 06/15/2031	1,111
132	Series A, 7.50%, 01/15/2031	158
1,386	WPX Energy, Inc., 6.00%, 01/15/2022	1,429
1,490	YPF SA, (Argentina), Reg. S, 8.50%, 03/23/2021	1,690

		297,985

	Total Energy	331,691

	Financials — 8.8%
	Banks — 4.0%
1,301	ABN AMRO Bank NV, (Netherlands), 4.75%, 07/28/2025 (e)	1,391
	ANZ New Zealand Int’l Ltd., (New Zealand),
1,200	2.88%, 01/25/2022 (e)	1,219
889	3.45%, 07/17/2027 (e)	907
8,400	Australia & New Zealand Banking Group Ltd., (Australia), (5-Year Swap Rate + 5.17%), 6.75%, 06/15/2026 (e) (x) (y) (aa)	9,391
820	Banco Mercantil del Norte SA, (Mexico), (U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year + 5.04%), 6.87%, 07/06/2022 (e) (x) (y) (aa)	864
200	Banco Nacional de Comercio Exterior SNC, (Mexico), (U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year + 3.00%), 3.80%, 08/11/2026 (e) (aa)	200
	Bank of America Corp.,
1,825	2.00%, 01/11/2018	1,828
143	3.30%, 01/11/2023	147
1,000	(USD 3 Month LIBOR + 1.51%), 3.71%, 04/24/2028 (aa)	1,023
2,975	(USD 3 Month LIBOR + 1.58%), 3.82%, 01/20/2028 (aa)	3,068
960	4.00%, 04/01/2024	1,020
7,677	4.00%, 01/22/2025	7,944
473	4.25%, 10/22/2026	496
1,294	4.45%, 03/03/2026	1,376
2,830	5.00%, 05/13/2021	3,093

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	119

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Banks — continued
1,275	5.63%, 07/01/2020	1,396
695	5.65%, 05/01/2018	712
1,710	6.88%, 04/25/2018	1,765
2,097	Series AA, (USD 3 Month LIBOR + 3.90%), 6.10%, 03/17/2025 (x) (y) (aa)	2,299
1,500	Series F, 6.98%, 03/07/2037	1,941
1,225	Series L, 2.25%, 04/21/2020	1,231
1,326	Series L, 3.95%, 04/21/2025	1,369
	Bank of Montreal, (Canada),
623	1.40%, 09/11/2017	623
653	1.50%, 07/18/2019	650
2,000	1.75%, 06/15/2021 (e)	1,978
655	2.38%, 01/25/2019	661
	Bank of Nova Scotia (The), (Canada),
1,000	1.65%, 06/14/2019	999
1,725	1.85%, 04/14/2020	1,723
500	1.88%, 09/20/2021 (e)	496
	Barclays Bank plc, (United Kingdom),
980	6.05%, 12/04/2017 (e)	990
4,088	7.63%, 11/21/2022	4,696
478	Barclays plc, (United Kingdom), 5.25%, 08/17/2045	547
	BB&T Corp.,
1,500	2.63%, 06/29/2020	1,532
500	5.25%, 11/01/2019	535
150	6.85%, 04/30/2019	162
	BNZ International Funding Ltd., (New Zealand),
1,000	2.10%, 09/14/2021 (e)	988
1,000	2.90%, 02/21/2022 (e)	1,017
3,319	Canadian Imperial Bank of Commerce, (Canada), 2.25%, 07/21/2020 (e)	3,346
1,400	Capital One Bank USA NA, 3.38%, 02/15/2023	1,426
2,500	Capital One NA, 1.50%, 03/22/2018	2,497
	CIT Group, Inc.,
5,000	5.00%, 08/15/2022	5,412
3,513	5.38%, 05/15/2020	3,772
	Citigroup, Inc.,
1,394	1.80%, 02/05/2018	1,395
2,000	2.75%, 04/25/2022	2,018
1,500	2.90%, 12/08/2021	1,527
970	3.70%, 01/12/2026	1,000
6,755	(USD 3 Month LIBOR + 1.56%), 3.89%, 01/10/2028 (aa)	6,984
2,500	4.30%, 11/20/2026	2,619
5,000	4.60%, 03/09/2026	5,336

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Banks — continued
581	(USD 3 Month LIBOR + 4.07%), 5.95%, 01/30/2023 (x) (y) (aa)	626
838	6.63%, 01/15/2028	1,030
645	6.88%, 06/01/2025	783
1,115	7.00%, 12/01/2025	1,362
813	Series M, (USD 3 Month LIBOR + 3.42%), 6.30%, 05/15/2024 (x) (y) (aa)	885
2,062	Series O, (USD 3 Month LIBOR + 4.06%), 5.87%, 03/27/2020 (x) (y) (aa)	2,155
430	Series P, (USD 3 Month LIBOR + 3.91%), 5.95%, 05/15/2025 (x) (y) (aa)	464
1,545	Series Q, (USD 3 Month LIBOR + 4.10%), 5.95%, 08/15/2020 (x) (y) (aa)	1,631
	Cooperatieve Rabobank UA, (Netherlands),
2,000	2.50%, 01/19/2021	2,029
1,045	3.88%, 02/08/2022	1,115
	Credit Agricole SA, (France),
6,500	2.38%, 07/01/2021 (e)	6,526
9,691	(5-Year Swap Rate + 6.19%), 8.12%, 12/23/2025 (e) (x) (y) (aa)	11,484
250	Credit Suisse Group Funding Guernsey Ltd., (Switzerland), 2.75%, 03/26/2020	254
	Danske Bank A/S, (Denmark),
7,000	2.00%, 09/08/2021 (e)	6,935
619	2.70%, 03/02/2022 (e)	627
EUR 3,700	Reg. S, (EUR 5 year swap rate + 5.47%), 5.88%, 04/06/2022 (x) (y) (aa)	4,889
625	Fifth Third Bancorp, 2.88%, 07/27/2020	640
234	Fifth Third Bank, 3.85%, 03/15/2026	244
	HSBC Bank plc, (United Kingdom),
474	1.50%, 05/15/2018 (e)	474
650	4.75%, 01/19/2021 (e)	703
395	HSBC Bank USA NA, 4.88%, 08/24/2020	426
	HSBC Holdings plc, (United Kingdom),
3,840	2.65%, 01/05/2022	3,868
13,655	(USD 3 Month LIBOR + 1.06%), 3.26%, 03/13/2023 (aa)	14,016
15,869	3.40%, 03/08/2021	16,445
1,250	3.60%, 05/25/2023	1,306
506	3.90%, 05/25/2026	531
1,371	4.00%, 03/30/2022	1,459
6,263	(USD 3 Month LIBOR + 1.55%), 4.04%, 03/13/2028 (aa)	6,590
1,333	4.25%, 08/18/2025	1,393
706	4.30%, 03/08/2026	762
14,265	(5-Year Swap Rate + 4.37%), 6.38%, 03/30/2025 (x) (y) (aa)	15,281

SEE NOTES TO FINANCIAL STATEMENTS.

120	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Banks — continued
	Huntington Bancshares, Inc.,
1,084	2.30%, 01/14/2022	1,076
846	3.15%, 03/14/2021	871
1,155	Huntington National Bank (The), 2.88%, 08/20/2020	1,181
400	Industrial & Commercial Bank of China Ltd., (China), 2.45%, 10/20/2021	397
5,857	ING Groep NV, (Netherlands), Reg. S, (5-Year Swap Rate + 5.12%), 6.87%, 04/16/2022 (x) (y) (aa)	6,314
	Intesa Sanpaolo SpA, (Italy),
9,315	3.13%, 07/14/2022 (e)	9,340
1,405	3.88%, 07/14/2027 (e)	1,408
1,621	KeyBank NA, 3.18%, 05/22/2022	1,667
605	KeyCorp, 2.90%, 09/15/2020	619
EUR 6,750	Lloyds Banking Group plc, (United Kingdom), Reg. S, (EUR 5 year swap rate + 5.29%), 6.37%, 06/27/2020 (x) (y) (aa)	8,678
1,250	Manufacturers & Traders Trust Co., 6.63%, 12/04/2017	1,265
200	MFB Magyar Fejlesztesi Bank Zrt., (Hungary), Reg. S, 6.25%, 10/21/2020	221
	Mitsubishi UFJ Financial Group, Inc., (Japan),
423	2.53%, 09/13/2023	420
2,150	2.67%, 07/25/2022	2,164
413	3.00%, 02/22/2022	423
1,750	Mizuho Bank Ltd., (Japan), 1.70%, 09/25/2017 (e)	1,750
	National Australia Bank Ltd., (Australia),
448	2.50%, 07/12/2026	431
1,848	3.38%, 01/14/2026	1,906
200	National Savings Bank, (Sri Lanka), Reg. S, 8.88%, 09/18/2018	211
	Nordea Bank AB, (Sweden),
886	4.25%, 09/21/2022 (e)	942
8,800	(5-Year Swap Rate + 3.39%), 6.13%, 09/23/2024 (e) (x) (y) (aa)	9,350
655	PNC Bank NA, 2.15%, 04/29/2021	657
1,057	PNC Financial Services Group, Inc. (The), 4.38%, 08/11/2020	1,130
	Royal Bank of Canada, (Canada),
1,380	1.50%, 07/29/2019	1,373
2,960	1.88%, 02/05/2020	2,965
630	2.00%, 10/01/2018	633
308	2.00%, 12/10/2018	309
423	4.65%, 01/27/2026	458

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Banks — continued
1,419	Series CB8, 1.20%, 09/19/2017	1,419
	Royal Bank of Scotland Group plc, (United Kingdom),
895	5.13%, 05/28/2024	944
6,055	6.10%, 06/10/2023	6,691
10,795	6.13%, 12/15/2022	11,888
1,370	(5-Year Swap Rate + 5.80%), 7.50%, 08/10/2020 (x) (y) (aa)	1,446
865	(5-Year Swap Rate + 7.60%), 8.63%, 08/15/2021 (x) (y) (aa)	958
200	Russian Agricultural Bank OJSC Via RSHB Capital SA, (Russia), Reg. S, 7.75%, 05/29/2018	208
4,679	Santander UK Group Holdings plc, (United Kingdom), 4.75%, 09/15/2025 (e)	4,876
1,697	Santander UK plc, (United Kingdom), 2.50%, 03/14/2019	1,715
200	Sberbank of Russia, (Russia), Reg. S, 6.13%, 02/07/2022	219
897	Skandinaviska Enskilda Banken AB, (Sweden), 1.75%, 03/19/2018 (e)	898
	Societe Generale SA, (France),
800	4.25%, 04/14/2025 (e)	821
1,720	(5-Year Swap Rate + 6.24%), 7.38%, 09/13/2021 (e) (x) (y) (aa)	1,860
8,160	(5-Year Swap Rate + 5.87%), 8.00%, 09/29/2025 (e) (x) (y) (aa)	9,384
1,545	SpareBank 1 Boligkreditt A/S, (Norway), 1.75%, 11/15/2019 (e)	1,538
2,600	Stadshypotek AB, (Sweden), 1.88%, 10/02/2019 (e)	2,602
	Sumitomo Mitsui Financial Group, Inc., (Japan),
3,550	2.78%, 07/12/2022	3,589
1,200	2.85%, 01/11/2022	1,220
2,500	SunTrust Banks, Inc., 6.00%, 02/15/2026	2,890
	Toronto-Dominion Bank (The), (Canada),
2,852	1.75%, 07/23/2018	2,857
712	2.13%, 07/02/2019	718
453	2.25%, 11/05/2019	457
372	(5-Year Swap Rate + 2.21%), 3.62%, 09/15/2031 (aa)	373
1,303	UBS Group Funding Switzerland AG, (Switzerland), (USD 3 Month LIBOR + 0.95%), 2.86%, 08/15/2023 (e) (aa)	1,302
	US Bancorp,
2,000	7.50%, 06/01/2026	2,634
1,700	Series V, 2.38%, 07/22/2026	1,638
900	Series X, 3.15%, 04/27/2027	916

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	121

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Banks — continued
3,600	Vnesheconombank, (Russia), Reg. S, 6.03%, 07/05/2022	3,868
500	Vnesheconombank Via VEB Finance plc, (Russia), Reg. S, 5.94%, 11/21/2023	536
	Wachovia Corp.,
1,555	5.75%, 02/01/2018	1,581
515	SUB, 7.57%, 08/01/2026	663
	Wells Fargo & Co.,
1,607	2.50%, 03/04/2021	1,624
2,000	2.63%, 07/22/2022	2,012
10,235	3.00%, 10/23/2026	10,120
3,813	3.07%, 01/24/2023	3,897
7,565	3.30%, 09/09/2024	7,754
4,475	(USD 3 Month LIBOR + 1.31%), 3.58%, 05/22/2028 (aa)	4,581
403	4.10%, 06/03/2026	423
173	4.30%, 07/22/2027	184
6,372	4.75%, 12/07/2046	6,941
853	5.61%, 01/15/2044	1,027
1,665	5.63%, 12/11/2017	1,683
	Westpac Banking Corp., (Australia),
356	1.60%, 08/19/2019	355
1,281	2.00%, 03/03/2020 (e)	1,284
1,800	2.50%, 06/28/2022	1,808
1,000	3.35%, 03/08/2027	1,028
942	4.88%, 11/19/2019	1,002

		383,133

	Capital Markets — 1.9%
508	Ameriprise Financial, Inc., 2.88%, 09/15/2026	501
	Bank of New York Mellon Corp. (The),
510	2.20%, 03/04/2019	514
940	2.45%, 11/27/2020	956
1,291	2.60%, 08/17/2020	1,317
1,930	2.60%, 02/07/2022	1,965
500	(USD 3 Month LIBOR + 0.63%), 2.66%, 05/16/2023 (aa)	505
530	4.60%, 01/15/2020	563
	BlackRock, Inc.,
381	3.38%, 06/01/2022	401
315	3.50%, 03/18/2024	334
485	4.25%, 05/24/2021	523
493	Series 2, 5.00%, 12/10/2019	528
	Blackstone Holdings Finance Co. LLC,
159	4.45%, 07/15/2045 (e)	166
1,000	5.88%, 03/15/2021 (e)	1,118

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Capital Markets — continued
750	Charles Schwab Corp. (The), 3.23%, 09/01/2022	778
950	CME Group, Inc., 3.00%, 09/15/2022	982
	Credit Suisse AG, (Switzerland),
889	1.70%, 04/27/2018	890
775	3.00%, 10/29/2021	795
13,621	3.63%, 09/09/2024	14,285
	Credit Suisse Group AG, (Switzerland),
7,000	4.28%, 01/09/2028 (e)	7,347
12,300	(5-Year Swap Rate + 4.60%), 7.50%, 12/11/2023 (e) (x) (y) (aa)	13,836
1,098	Daiwa Securities Group, Inc., (Japan), 3.13%, 04/19/2022 (e)	1,117
	Deutsche Bank AG, (Germany),
2,850	4.25%, 10/14/2021	3,008
1,200	4.50%, 04/01/2025	1,212
	Goldman Sachs Group, Inc. (The),
704	2.35%, 11/15/2021	701
1,997	2.60%, 04/23/2020	2,021
1,592	(USD 3 Month LIBOR + 0.99%), 2.90%, 07/24/2023 (aa)	1,598
3,142	(USD 3 Month LIBOR + 1.05%), 2.91%, 06/05/2023 (aa)	3,156
1,080	3.00%, 04/26/2022	1,098
2,566	3.50%, 01/23/2025	2,615
5,000	3.50%, 11/16/2026	5,038
977	(USD 3 Month LIBOR + 1.51%), 3.69%, 06/05/2028 (aa)	994
3,565	3.75%, 05/22/2025	3,678
664	3.85%, 01/26/2027	684
1,224	4.00%, 03/03/2024	1,298
364	4.25%, 10/21/2025	381
5,000	5.15%, 05/22/2045	5,702
1,104	5.38%, 03/15/2020	1,192
2,165	5.75%, 01/24/2022	2,445
1,430	5.95%, 01/18/2018	1,452
500	6.13%, 02/15/2033	630
965	6.75%, 10/01/2037	1,271
205	7.50%, 02/15/2019	221
102	Series D, 6.00%, 06/15/2020	113
1,500	Series L, (USD 3 Month LIBOR + 3.88%), 5.70%, 05/10/2019 (x) (y) (aa)	1,553
3,308	Series M, (USD 3 Month LIBOR + 3.92%), 5.38%, 05/10/2020 (x) (y) (aa)	3,440
215	Series O, (USD 3 Month LIBOR + 3.83%), 5.30%, 11/10/2026 (x) (y) (aa)	230

SEE NOTES TO FINANCIAL STATEMENTS.

122	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Capital Markets — continued
761	ING Bank NV, (Netherlands), 5.80%, 09/25/2023 (e)	868
565	Intercontinental Exchange, Inc., 2.50%, 10/15/2018	570
	Invesco Finance plc,
390	3.75%, 01/15/2026	411
1,162	4.00%, 01/30/2024	1,244
	Jefferies Group LLC,
950	6.25%, 01/15/2036	1,044
140	6.45%, 06/08/2027	163
880	6.88%, 04/15/2021	1,004
275	Legg Mason, Inc., 5.63%, 01/15/2044	301
	Lehman Brothers Holdings, Inc.,
1,000	0.00%, 05/17/2049 (d)	60
235	3.60%, 03/13/2009 (d)	14
295	8.50%, 02/01/2016 (d)	18
995	Macquarie Bank Ltd., (Australia), 1.60%, 10/27/2017 (e)	995
639	Macquarie Group Ltd., (Australia), 6.25%, 01/14/2021 (e)	715
	Morgan Stanley,
1,932	2.65%, 01/27/2020	1,962
1,200	2.75%, 05/19/2022	1,210
5,285	3.13%, 07/27/2026	5,216
2,667	(USD 3 Month LIBOR + 1.34%), 3.59%, 07/22/2028 (aa)	2,699
7,115	3.63%, 01/20/2027	7,273
3,467	3.70%, 10/23/2024	3,612
1,368	3.88%, 01/27/2026	1,430
1,560	4.00%, 07/23/2025	1,646
750	4.10%, 05/22/2023	788
3,570	4.30%, 01/27/2045	3,743
1,617	5.00%, 11/24/2025	1,780
113	5.50%, 07/24/2020	124
2,779	5.50%, 07/28/2021	3,099
310	5.63%, 09/23/2019	332
1,050	5.75%, 01/25/2021	1,167
1,570	6.63%, 04/01/2018	1,614
1,000	Series F, 3.88%, 04/29/2024	1,052
	MSCI, Inc.,
965	5.25%, 11/15/2024 (e)	1,028
2,340	5.75%, 08/15/2025 (e)	2,544
193	Nomura Holdings, Inc., (Japan), 6.70%, 03/04/2020	214
740	Northern Trust Co. (The), 6.50%, 08/15/2018	773

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Capital Markets — continued
1,000	Northern Trust Corp., (USD 3 Month LIBOR + 1.13%), 3.38%, 05/08/2032 (aa)	1,014
	State Street Corp.,
700	2.65%, 05/19/2026	692
459	3.10%, 05/15/2023	472
996	3.30%, 12/16/2024	1,040
1,364	3.55%, 08/18/2025	1,445
935	3.70%, 11/20/2023	1,006
953	TD Ameritrade Holding Corp., 2.95%, 04/01/2022	977
	Thomson Reuters Corp., (Canada),
1,960	3.95%, 09/30/2021	2,061
280	4.70%, 10/15/2019	295
200	6.50%, 07/15/2018	208
10,000	UBS AG, (Switzerland), 2.38%, 08/14/2019	10,102
EUR 11,400	UBS Group AG, (Switzerland), Reg. S, (EUR 5 year swap rate + 5.29%), 5.75%, 02/19/2022 (x) (y) (aa)	15,148

		180,325

	Consumer Finance — 1.1%
	AerCap Ireland Capital DAC, (Netherlands),
390	3.50%, 05/26/2022	401
339	3.65%, 07/21/2027	341
10,000	3.95%, 02/01/2022	10,431
	Ally Financial, Inc.,
839	3.60%, 05/21/2018	847
5,895	4.13%, 03/30/2020	6,064
8,851	4.63%, 05/19/2022	9,205
580	4.75%, 09/10/2018	593
1,500	6.25%, 12/01/2017	1,515
4,000	8.00%, 11/01/2031	5,150
276	American Express Co., 3.63%, 12/05/2024	287
	American Express Credit Corp.,
1,448	2.13%, 03/18/2019	1,457
1,001	2.25%, 08/15/2019	1,010
250	2.25%, 05/05/2021	251
999	2.38%, 05/26/2020	1,011
155	2.70%, 03/03/2022	158
1,452	Series F, 2.60%, 09/14/2020	1,479
	American Honda Finance Corp.,
320	2.30%, 09/09/2026	306
500	2.90%, 02/16/2024	514
835	7.63%, 10/01/2018 (e)	888
	Capital One Financial Corp.,
200	3.20%, 02/05/2025	200

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	123

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Consumer Finance — continued
333	3.75%, 04/24/2024	345
840	3.75%, 07/28/2026	837
1,356	4.20%, 10/29/2025	1,399
	Caterpillar Financial Services Corp.,
2,000	1.70%, 08/09/2021	1,971
850	1.93%, 10/01/2021	844
1,242	2.10%, 06/09/2019	1,251
581	2.85%, 06/01/2022	596
906	FirstCash, Inc., 5.38%, 06/01/2024 (e)	955
	Ford Motor Credit Co. LLC,
1,592	2.15%, 01/09/2018	1,594
476	2.55%, 10/05/2018	479
687	3.22%, 01/09/2022	698
490	3.34%, 03/28/2022	500
17,229	3.81%, 01/09/2024	17,594
	General Motors Financial Co., Inc.,
2,000	3.45%, 01/14/2022	2,041
171	3.70%, 05/09/2023	174
1,000	3.95%, 04/13/2024	1,024
616	4.00%, 10/06/2026	619
1,000	4.30%, 07/13/2025	1,032
7,978	4.35%, 01/17/2027	8,206
400	HSBC Finance Corp., 7.35%, 11/27/2032	528
2,340	HSBC USA, Inc., 1.63%, 01/16/2018	2,341
600	ILFC E-Capital Trust II, (U.S. Treasury Yield Curve Rate T-Note Constant Maturity 30 Year + 1.80%, 14.50% Cap), 4.59%, 12/21/2065 (e) (aa)	569
	John Deere Capital Corp.,
290	1.70%, 01/15/2020	289
1,500	1.95%, 06/22/2020	1,507
870	2.05%, 03/10/2020	878
1,000	2.65%, 06/10/2026	992
150	2.80%, 03/06/2023	153
559	3.35%, 06/12/2024	586
610	Series 14, 2.45%, 09/11/2020	620
5,660	Navient Corp., 8.45%, 06/15/2018	5,936
1,791	Springleaf Finance Corp., 6.13%, 05/15/2022	1,876
834	Synchrony Financial, 3.70%, 08/04/2026	825
	Toyota Motor Credit Corp.,
400	1.55%, 10/18/2019	399
720	2.60%, 01/11/2022	734
2,980	2.90%, 04/17/2024	3,055

		105,555

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Diversified Financial Services — 0.9%
7,289	ACE Cash Express, Inc., 11.00%, 02/01/2019 (e)	7,253
900	AIG Global Funding, 1.90%, 10/06/2021 (e)	887
475	Berkshire Hathaway, Inc., 3.00%, 02/11/2023	492
800	CK Hutchison International Ltd., (Hong Kong), 2.88%, 04/05/2022 (e)	812
2,695	CNG Holdings, Inc., 9.38%, 05/15/2020 (e)	2,385
512	CSTN Merger Sub, Inc., 6.75%, 08/15/2024 (e)	504
6,120	EDP Finance BV, (Portugal), 3.63%, 07/15/2024 (e)	6,201
	GE Capital International Funding Co. Unlimited Co.,
1,126	2.34%, 11/15/2020	1,140
5,562	3.37%, 11/15/2025	5,793
8,895	4.42%, 11/15/2035	9,728
	Hutchison Whampoa International 12 II Ltd., (Hong Kong),
437	2.00%, 11/08/2017 (e)	437
257	3.25%, 11/08/2022 (e)	265
	National Rural Utilities Cooperative Finance Corp.,
350	2.95%, 02/07/2024	357
2,675	3.05%, 02/15/2022	2,767
170	10.38%, 11/01/2018	187
	Nationwide Building Society, (United Kingdom),
8,095	2.45%, 07/27/2021 (e)	8,155
300	4.00%, 09/14/2026 (e)	302
906	ORIX Corp., (Japan), 2.90%, 07/18/2022	915
5,475	P FIN II LLC, (1 Month LIBOR + 4.35%), 5.58%, 05/20/2022 (aa) (bb)	5,448
	Shell International Finance BV, (Netherlands),
2,545	2.13%, 05/11/2020	2,572
1,098	2.50%, 09/12/2026	1,073
4,045	2.88%, 05/10/2026	4,068
4,258	3.75%, 09/12/2046	4,144
4,355	4.00%, 05/10/2046	4,422
2,500	4.30%, 09/22/2019	2,629
	Siemens Financieringsmaatschappij NV, (Germany),
2,150	2.00%, 09/15/2023 (e)	2,094
9,900	2.35%, 10/15/2026 (e)	9,427
756	2.90%, 05/27/2022 (e)	779
300	6.13%, 08/17/2026 (e)	373

		85,609

SEE NOTES TO FINANCIAL STATEMENTS.

124	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Insurance — 0.8%
651	Allstate Corp. (The), 3.15%, 06/15/2023	676
	American International Group, Inc.,
1,500	2.30%, 07/16/2019	1,511
2,041	3.88%, 01/15/2035	2,008
1,200	4.70%, 07/10/2035	1,304
3,750	4.80%, 07/10/2045	4,101
240	Aon Corp., 6.25%, 09/30/2040	313
	Arch Capital Finance LLC,
386	4.01%, 12/15/2026	406
918	5.03%, 12/15/2046	1,041
	Athene Global Funding,
1,407	2.75%, 04/20/2020 (e)	1,422
883	4.00%, 01/25/2022 (e)	923
500	Berkshire Hathaway Finance Corp., 5.75%, 01/15/2040	645
315	Chubb Corp. (The), 5.75%, 05/15/2018	324
2,067	Chubb INA Holdings, Inc., 2.88%, 11/03/2022	2,123
	CNA Financial Corp.,
373	3.95%, 05/15/2024	392
271	4.50%, 03/01/2026	295
	CNO Financial Group, Inc.,
1,156	4.50%, 05/30/2020	1,191
1,255	5.25%, 05/30/2025	1,333
771	Fidelity & Guaranty Life Holdings, Inc., 6.38%, 04/01/2021 (e)	795
1,000	Great-West Lifeco Finance Delaware LP, (Canada), 4.15%, 06/03/2047 (e)	1,031
900	Guardian Life Global Funding, 2.50%, 05/08/2022 (e)	905
271	Guardian Life Insurance Co. of America (The), 4.85%, 01/24/2077 (e)	295
	Jackson National Life Global Funding,
1,775	1.88%, 10/15/2018 (e)	1,780
400	2.20%, 01/30/2020 (e)	402
4,000	2.50%, 06/27/2022 (e)	4,004
575	3.25%, 01/30/2024 (e)	590
	Liberty Mutual Group, Inc.,
1,000	6.50%, 03/15/2035 (e)	1,288
375	6.50%, 05/01/2042 (e)	493
100	7.00%, 03/15/2034 (e)	129
920	7.80%, 03/15/2037 (e)	1,163
1,100	Lincoln National Corp., 3.35%, 03/09/2025	1,122
2,684	Manulife Financial Corp., (Canada), 4.15%, 03/04/2026	2,888

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Insurance —continued
	Marsh & McLennan Cos., Inc.,
1,271	2.35%, 03/06/2020	1,285
433	2.75%, 01/30/2022	442
152	Massachusetts Mutual Life Insurance Co., 5.38%, 12/01/2041 (e)	182
	MassMutual Global Funding II,
2,085	2.50%, 10/17/2022 (e)	2,098
2,000	2.75%, 06/22/2024 (e)	2,014
	MetLife, Inc.,
1,592	3.60%, 11/13/2025	1,680
869	4.05%, 03/01/2045	887
700	6.38%, 06/15/2034	920
	Metropolitan Life Global Funding I,
924	1.55%, 09/13/2019 (e)	919
400	2.30%, 04/10/2019 (e)	404
1,820	3.00%, 01/10/2023 (e)	1,869
649	3.88%, 04/11/2022 (e)	696
	Nationwide Mutual Insurance Co.,
1,465	7.88%, 04/01/2033 (e)	2,098
1,200	9.38%, 08/15/2039 (e)	2,028
	New York Life Global Funding,
1,600	1.70%, 09/14/2021 (e)	1,576
968	1.95%, 02/11/2020 (e)	970
2,039	2.15%, 06/18/2019 (e)	2,053
3,500	2.35%, 07/14/2026 (e)	3,405
303	New York Life Insurance Co., 6.75%, 11/15/2039 (e)	427
1,605	Pacific Life Insurance Co., 9.25%, 06/15/2039 (e)	2,648
	Pricoa Global Funding I,
1,489	1.60%, 05/29/2018 (e)	1,489
1,337	2.20%, 06/03/2021 (e)	1,340
	Principal Life Global Funding II,
744	2.25%, 10/15/2018 (e)	748
586	3.00%, 04/18/2026 (e)	591
	Prudential Financial, Inc.,
205	5.38%, 06/21/2020	224
600	5.40%, 06/13/2035	711
1,200	Series B, 5.75%, 07/15/2033	1,465
150	Prudential Insurance Co. of America (The), 8.30%, 07/01/2025 (e)	199
	Teachers Insurance & Annuity Association of America,
800	4.27%, 05/15/2047 (e)	835
500	4.90%, 09/15/2044 (e)	567

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	125

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Insurance — continued
700	Travelers Property Casualty Corp., 7.75%, 04/15/2026	949

		74,612

	Thrifts & Mortgage Finance — 0.1%
	BPCE SA, (France),
2,145	1.63%, 01/26/2018	2,145
250	3.38%, 12/02/2026	256
2,000	5.70%, 10/22/2023 (e)	2,228
1,815	Ladder Capital Finance Holdings LLLP, 5.25%, 03/15/2022 (e)	1,869
4,494	Quicken Loans, Inc., 5.75%, 05/01/2025 (e)	4,708
2,299	Radian Group, Inc., 7.00%, 03/15/2021	2,592

		13,798

	Total Financials	843,032

	Health Care — 1.9%
	Biotechnology — 0.3%
	AbbVie, Inc.,
1,523	2.00%, 11/06/2018	1,529
653	3.20%, 11/06/2022	672
600	3.20%, 05/14/2026	600
500	3.60%, 05/14/2025	517
158	4.30%, 05/14/2036	165
1,630	4.45%, 05/14/2046	1,701
4,432	4.50%, 05/14/2035	4,741
	Amgen, Inc.,
640	3.63%, 05/15/2022	672
558	4.56%, 06/15/2048	596
1,914	4.66%, 06/15/2051	2,066
1,333	Baxalta, Inc., 3.60%, 06/23/2022	1,386
700	Biogen, Inc., 2.90%, 09/15/2020	717
	Gilead Sciences, Inc.,
441	2.50%, 09/01/2023	440
1,700	3.25%, 09/01/2022	1,771
680	3.50%, 02/01/2025	712
1,546	3.65%, 03/01/2026	1,623
1,106	3.70%, 04/01/2024	1,175
4,850	4.15%, 03/01/2047	4,980

		26,063

	Health Care Equipment & Supplies — 0.2%
	Becton Dickinson and Co.,
2,071	2.68%, 12/15/2019	2,101
163	3.73%, 12/15/2024	168
400	6.00%, 05/15/2039	476

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Health Care Equipment & Supplies — continued
1,600	Covidien International Finance SA, 4.20%, 06/15/2020	1,697
400	Danaher Corp., 3.35%, 09/15/2025	424
1,947	Hologic, Inc., 5.25%, 07/15/2022 (e)	2,050
2,334	Mallinckrodt International Finance SA, 3.50%, 04/15/2018	2,340
	Medtronic, Inc.,
1,000	3.50%, 03/15/2025	1,054
2,001	4.38%, 03/15/2035	2,214
217	4.63%, 03/15/2045	246
350	Stryker Corp., 4.10%, 04/01/2043	354
	Teleflex, Inc.,
659	4.88%, 06/01/2026	679
1,755	5.25%, 06/15/2024	1,842

		15,645

	Health Care Providers & Services — 0.8%
	Aetna, Inc.,
546	2.80%, 06/15/2023	554
224	4.50%, 05/15/2042	247
	Anthem, Inc.,
577	3.13%, 05/15/2022	595
1,505	3.30%, 01/15/2023	1,558
687	Ascension Health, 3.95%, 11/15/2046	719
	Cardinal Health, Inc.,
815	2.40%, 11/15/2019	822
900	3.41%, 06/15/2027	911
5,800	4.37%, 06/15/2047	5,947
	Centene Corp.,
1,884	4.75%, 05/15/2022	1,977
1,430	4.75%, 01/15/2025	1,477
2,675	5.63%, 02/15/2021	2,782
1,960	6.13%, 02/15/2024	2,109
	Community Health Systems, Inc.,
4,617	6.25%, 03/31/2023	4,652
2,140	6.88%, 02/01/2022	1,776
1,865	7.13%, 07/15/2020	1,754
	Express Scripts Holding Co.,
198	3.00%, 07/15/2023	199
1,250	3.50%, 06/15/2024	1,284
1,000	4.50%, 02/25/2026	1,079
	Fresenius Medical Care US Finance II, Inc., (Germany),
690	4.75%, 10/15/2024 (e)	747
1,314	5.88%, 01/31/2022 (e)	1,475

SEE NOTES TO FINANCIAL STATEMENTS.

126	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Health Care Providers & Services — continued
	HCA, Inc.,
947	3.75%, 03/15/2019	964
1,050	4.25%, 10/15/2019	1,083
1,420	4.50%, 02/15/2027	1,443
1,176	4.75%, 05/01/2023	1,240
2,050	5.00%, 03/15/2024	2,178
950	5.25%, 04/15/2025	1,025
725	5.25%, 06/15/2026	780
1,352	5.38%, 02/01/2025	1,426
3,370	5.50%, 06/15/2047	3,484
2,557	5.88%, 03/15/2022	2,833
2,810	6.50%, 02/15/2020	3,060
400	Kaiser Foundation Hospitals, 3.50%, 04/01/2022	421
	LifePoint Health, Inc.,
319	5.38%, 05/01/2024	330
1,216	5.50%, 12/01/2021	1,262
	Memorial Sloan-Kettering Cancer Center,
225	4.13%, 07/01/2052	236
785	4.20%, 07/01/2055	847
822	Molina Healthcare, Inc., 4.88%, 06/15/2025 (e)	808
363	Providence St Joseph Health Obligated Group, Series H, 2.75%, 10/01/2026	355
	Tenet Healthcare Corp.,
2,103	4.38%, 10/01/2021	2,137
2,223	4.50%, 04/01/2021	2,267
2,962	4.63%, 07/15/2024 (e)	2,961
210	4.75%, 06/01/2020	217
2,221	5.13%, 05/01/2025 (e)	2,235
1,962	6.00%, 10/01/2020	2,089
1,075	Texas Health Resources, 4.33%, 11/15/2055	1,149
	UnitedHealth Group, Inc.,
125	2.75%, 02/15/2023	127
1,500	2.88%, 12/15/2021	1,546
806	3.38%, 11/15/2021	845
98	4.63%, 07/15/2035	112
1,390	6.00%, 02/15/2018	1,417
3,170	WellCare Health Plans, Inc., 5.25%, 04/01/2025	3,321

		76,862

	Health Care Technology — 0.0% (g)
	Quintiles IMS, Inc.,
980	4.88%, 05/15/2023 (e)	1,019
2,485	5.00%, 10/15/2026 (e)	2,603

		3,622

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Life Sciences Tools & Services — 0.0% (g)
	Thermo Fisher Scientific, Inc.,
834	2.95%, 09/19/2026	825
628	3.15%, 01/15/2023	646

		1,471

	Pharmaceuticals — 0.6%
	Allergan Funding SCS,
542	3.85%, 06/15/2024	572
8,052	4.55%, 03/15/2035	8,632
500	Allergan, Inc., 2.80%, 03/15/2023	502
1,100	Bayer US Finance LLC, (Germany), 2.38%, 10/08/2019 (e)	1,109
	Concordia International Corp., (Canada),
1,161	7.00%, 04/15/2023 (e)	192
4,753	9.00%, 04/01/2022 (e)	3,422
	Endo Dac,
1,336	5.88%, 10/15/2024 (e)	1,379
2,425	6.00%, 02/01/2025 (e)	1,995
	GlaxoSmithKline Capital, Inc., (United Kingdom),
400	5.38%, 04/15/2034	487
920	6.38%, 05/15/2038	1,268
2,000	Johnson & Johnson, 2.45%, 03/01/2026	1,977
562	Merck & Co., Inc., 2.80%, 05/18/2023	577
	Mylan NV,
1,000	3.15%, 06/15/2021	1,014
1,000	5.25%, 06/15/2046	1,081
2,705	Novartis Capital Corp., (Switzerland), 3.40%, 05/06/2024	2,850
1,500	Pfizer, Inc., 2.75%, 06/03/2026	1,498
745	Pharmacia LLC, 6.60%, 12/01/2028	993
450	Roche Holdings, Inc., (Switzerland), 2.25%, 09/30/2019 (e)	454
1,057	Shire Acquisitions Investments Ireland DAC, 2.88%, 09/23/2023	1,051
16,573	Teva Pharmaceutical Finance Netherlands III BV, (Israel), 3.15%, 10/01/2026	15,180
	Valeant Pharmaceuticals International, Inc.,
1,610	5.88%, 05/15/2023 (e)	1,373
1,220	6.38%, 10/15/2020 (e)	1,208
786	6.50%, 03/15/2022 (e)	825
1,805	6.75%, 08/15/2021 (e)	1,728
4,492	7.00%, 03/15/2024 (e)	4,767
3,515	7.25%, 07/15/2022 (e)	3,339

		59,473

	Total Health Care	183,136

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	127

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Industrials — 2.0%
	Aerospace & Defense — 0.4%
589	Airbus Group Finance BV, (France), 2.70%, 04/17/2023 (e)	599
	Airbus SE, (France),
655	3.15%, 04/10/2027 (e)	670
150	3.95%, 04/10/2047 (e)	158
	Arconic, Inc.,
2,820	5.13%, 10/01/2024	2,989
1,581	5.40%, 04/15/2021	1,696
351	5.72%, 02/23/2019	367
3,364	5.87%, 02/23/2022	3,675
560	5.95%, 02/01/2037	587
639	6.15%, 08/15/2020	699
2,265	6.75%, 01/15/2028	2,582
	BAE Systems Holdings, Inc., (United Kingdom),
1,350	3.80%, 10/07/2024 (e)	1,426
145	6.38%, 06/01/2019 (e)	156
400	Boeing Co. (The), 6.13%, 02/15/2033	527
2,038	Bombardier, Inc., (Canada), 8.75%, 12/01/2021 (e)	2,315
308	General Dynamics Corp., 1.88%, 08/15/2023	302
2,745	L3 Technologies, Inc., 3.85%, 12/15/2026	2,867
	Lockheed Martin Corp.,
600	3.80%, 03/01/2045	592
1,311	4.07%, 12/15/2042	1,352
155	Series B, 6.15%, 09/01/2036	204
1,000	Orbital ATK, Inc., 5.50%, 10/01/2023	1,053
3,035	Precision Castparts Corp., 3.25%, 06/15/2025	3,133
	Raytheon Co.,
280	3.15%, 12/15/2024	291
730	4.88%, 10/15/2040	869
	Rockwell Collins, Inc.,
420	3.20%, 03/15/2024	427
4,986	4.35%, 04/15/2047	5,231
570	Textron, Inc., 3.65%, 03/15/2027	584
689	TransDigm, Inc., 6.50%, 05/15/2025	710
2,471	United Technologies Corp., 4.50%, 06/01/2042	2,657

		38,718

	Air Freight & Logistics — 0.0% (g)
235	United Parcel Service of America, Inc., SUB, 8.37%, 04/01/2030	343
	XPO Logistics, Inc.,
180	6.13%, 09/01/2023 (e)	188
725	6.50%, 06/15/2022 (e)	761

		1,292

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Airlines — 0.1%
1,375	American Airlines Group, Inc., 5.50%, 10/01/2019 (e)	1,434
2,810	United Continental Holdings, Inc., 5.00%, 02/01/2024	2,859

		4,293

	Building Products — 0.1%
200	CRH America Finance, Inc., (Ireland), 3.40%, 05/09/2027 (e)	204
4,048	Hardwoods Acquisition, Inc., 7.50%, 08/01/2021 (e) (bb)	3,492
	Johnson Controls International plc,
453	3.90%, 02/14/2026	482
1,390	5.70%, 03/01/2041	1,645
323	SUB, 3.62%, 07/02/2024	339
1,180	SUB, 4.95%, 07/02/2064	1,289
2,775	Masco Corp., 4.50%, 05/15/2047	2,830
	Standard Industries, Inc.,
355	5.38%, 11/15/2024 (e)	371
2,205	6.00%, 10/15/2025 (e)	2,370
330	Summit Materials LLC, 5.13%, 06/01/2025 (e)	338

		13,360

	Commercial Services & Supplies — 0.3%
1,633	ACCO Brands Corp., 5.25%, 12/15/2024 (e)	1,682
	ADT Corp. (The),
1,750	3.50%, 07/15/2022	1,744
7,228	4.13%, 06/15/2023	7,318
350	5.25%, 03/15/2020	368
1,257	Aramark Services, Inc., 5.13%, 01/15/2024	1,336
1,200	Brambles USA, Inc., (Australia), 5.35%, 04/01/2020 (e)	1,281
	Covanta Holding Corp.,
1,858	5.88%, 03/01/2024	1,858
478	5.88%, 07/01/2025	474
5,494	ILFC E-Capital Trust I, (USD Constant Maturity 30 Year + 1.55%, 14.50% Cap), 4.34%, 12/21/2065 (e) (aa)	5,219
790	Nielsen Co. Luxembourg SARL (The), 5.50%, 10/01/2021 (e)	812
	Nielsen Finance LLC,
655	4.50%, 10/01/2020	665
2,352	5.00%, 04/15/2022 (e)	2,434
	Quebecor World Capital Corp.,
1,160	0.00%, 03/15/2016 (d) (bb)	—	(h)
1,145	6.13%, 01/15/2016 (d) (bb)	—	(h)

SEE NOTES TO FINANCIAL STATEMENTS.

128	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Commercial Services & Supplies — continued
	Republic Services, Inc.,
245	2.90%, 07/01/2026	244
348	3.55%, 06/01/2022	364
190	4.75%, 05/15/2023	212

		26,011

	Construction & Engineering — 0.1%
	ABB Finance USA, Inc., (Switzerland),
303	2.88%, 05/08/2022	313
326	4.38%, 05/08/2042	358
	AECOM,
5,463	5.13%, 03/15/2027	5,559
791	5.88%, 10/15/2024	865
360	Fluor Corp., 3.38%, 09/15/2021	375
3,465	MasTec, Inc., 4.88%, 03/15/2023	3,517
2,513	Tutor Perini Corp., 6.88%, 05/01/2025 (e)	2,695

		13,682

	Electrical Equipment — 0.1%
	Eaton Corp.,
900	2.75%, 11/02/2022	914
550	5.60%, 05/15/2018	565
2,547	EnerSys, 5.00%, 04/30/2023 (e)	2,620
	Sensata Technologies BV,
1,000	4.88%, 10/15/2023 (e)	1,043
554	5.00%, 10/01/2025 (e)	580
1,303	5.63%, 11/01/2024 (e)	1,420

		7,142

	Industrial Conglomerates — 0.1%
	General Electric Co.,
251	2.70%, 10/09/2022	257
215	3.15%, 09/07/2022	225
250	3.45%, 05/15/2024	264
85	5.30%, 02/11/2021	94
94	5.50%, 01/08/2020	102
1,110	5.88%, 01/14/2038	1,448
JPY 100,000	Series 15BR, 2.22%, 11/20/2020	958
8,959	Roper Technologies, Inc., 3.80%, 12/15/2026	9,334

		12,682

	Machinery — 0.1%
600	Bluewater Holding BV, (Netherlands), Reg. S, 10.00%, 12/10/2019 (e)	570
1,515	Briggs & Stratton Corp., 6.88%, 12/15/2020	1,670

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Machinery — continued
	Caterpillar, Inc.,
198	2.60%, 06/26/2022	202
680	3.80%, 08/15/2042	697
	Illinois Tool Works, Inc.,
1,999	3.90%, 09/01/2042	2,098
105	4.88%, 09/15/2041	125
120	Ingersoll-Rand Co., 7.20%, 06/01/2025	137
1,770	Novelis Corp., 6.25%, 08/15/2024 (e)	1,869
	Oshkosh Corp.,
1,400	5.38%, 03/01/2022	1,456
220	5.38%, 03/01/2025	231
	Parker-Hannifin Corp.,
438	3.30%, 11/21/2024	456
440	6.25%, 05/15/2038	597
544	Tennant Co., 5.63%, 05/01/2025 (e)	568
1,749	Terex Corp., 5.63%, 02/01/2025 (e)	1,828

		12,504

	Professional Services — 0.1%
820	AMN Healthcare, Inc., 5.13%, 10/01/2024 (e)	840
661	Booz Allen Hamilton, Inc., 5.13%, 05/01/2025 (e)	662
244	FTI Consulting, Inc., 6.00%, 11/15/2022	253
	IHS Markit Ltd.,
1,408	4.75%, 02/15/2025 (e)	1,499
2,110	5.00%, 11/01/2022 (e)	2,301

		5,555

	Road & Rail — 0.4%
	Ashtead Capital, Inc., (United Kingdom),
317	4.13%, 08/15/2025 (e)	325
337	4.38%, 08/15/2027 (e)	343
4,890	5.63%, 10/01/2024 (e)	5,238
	Burlington Northern Santa Fe LLC,
162	3.00%, 03/15/2023	168
2,500	3.05%, 09/01/2022	2,587
510	4.38%, 09/01/2042	549
1,630	4.70%, 09/01/2045	1,844
750	6.15%, 05/01/2037	986
1,150	6.70%, 08/01/2028	1,517
100	7.08%, 05/13/2029	135
	Canadian Pacific Railway Co., (Canada),
1,680	4.50%, 01/15/2022	1,805
1,456	6.13%, 09/15/2115	1,861
165	7.25%, 05/15/2019	179
280	9.45%, 08/01/2021	349

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	129

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Road & Rail — continued
	CSX Corp.,
875	2.60%, 11/01/2026	844
583	3.25%, 06/01/2027	585
284	3.95%, 05/01/2050	275
	DAE Funding LLC, (United Arab Emirates),
1,212	4.50%, 08/01/2022 (e)	1,236
1,278	5.00%, 08/01/2024 (e)	1,307
	ERAC USA Finance LLC,
470	2.70%, 11/01/2023 (e)	465
200	3.30%, 10/15/2022 (e)	206
250	6.38%, 10/15/2017 (e)	251
800	6.70%, 06/01/2034 (e)	1,001
291	7.00%, 10/15/2037 (e)	383
460	JB Hunt Transport Services, Inc., 3.85%, 03/15/2024	481
	Norfolk Southern Corp.,
462	2.90%, 02/15/2023	472
1,415	3.25%, 12/01/2021	1,470
672	4.05%, 08/15/2052 (e)	665
	Park Aerospace Holdings Ltd., (Ireland),
782	5.25%, 08/15/2022 (e)	813
3,287	5.50%, 02/15/2024 (e)	3,419
1,767	Penske Truck Leasing Co. LP, 3.38%, 02/01/2022 (e)	1,831
	Ryder System, Inc.,
500	2.45%, 11/15/2018	504
325	2.45%, 09/03/2019	328
840	2.65%, 03/02/2020	853
200	Transnet SOC Ltd., (South Africa), Reg. S, 4.00%, 07/26/2022	197
	Union Pacific Corp.,
180	2.75%, 04/15/2023	184
161	4.16%, 07/15/2022	175
283	4.30%, 06/15/2042	308

		36,139

	Trading Companies & Distributors — 0.2%
3,428	Ahern Rentals, Inc., 7.38%, 05/15/2023 (e)	3,085
	Air Lease Corp.,
445	2.13%, 01/15/2020	445
242	3.00%, 09/15/2023	242
100	3.63%, 04/01/2027	101
	Aircastle Ltd.,
620	4.13%, 05/01/2024	640
1,196	5.00%, 04/01/2023	1,272
1,647	5.13%, 03/15/2021	1,746

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Trading Companies & Distributors — continued
475	5.50%, 02/15/2022	518
213	6.25%, 12/01/2019	230
1,885	7.63%, 04/15/2020	2,104
1,000	Aviation Capital Group Corp., 2.88%, 01/20/2022 (e)	1,007
200	Fly Leasing Ltd., (Ireland), 6.75%, 12/15/2020	209
1,000	International Lease Finance Corp., 8.63%, 01/15/2022	1,233
	United Rentals North America, Inc.,
2,178	4.63%, 07/15/2023	2,274
2,950	4.88%, 01/15/2028	2,980
305	5.50%, 07/15/2025	326
240	5.50%, 05/15/2027	254
1,220	5.75%, 11/15/2024	1,306
1,040	5.88%, 09/15/2026	1,132
680	WESCO Distribution, Inc., 5.38%, 06/15/2024	709
520	WW Grainger, Inc., 4.60%, 06/15/2045	569

		22,382

	Total Industrials	193,760

	Information Technology — 2.4%
	Communications Equipment — 0.3%
	Avaya, Inc.,
9,940	7.00%, 04/01/2019 (d) (e)	8,374
2,390	10.50%, 03/01/2021 (d) (e)	78
	Cisco Systems, Inc.,
6,500	2.20%, 02/28/2021	6,569
3,751	3.00%, 06/15/2022	3,904
500	5.50%, 01/15/2040	629
375	5.90%, 02/15/2039	493
	CommScope Technologies LLC,
1,260	5.00%, 03/15/2027 (e)	1,256
2,355	6.00%, 06/15/2025 (e)	2,502
1,000	CommScope, Inc., 5.50%, 06/15/2024 (e)	1,042
647	Goodman Networks, Inc., 8.00%, 05/11/2022 (bb)	537
1,178	Harris Corp., 4.85%, 04/27/2035	1,310
	Nokia OYJ, (Finland),
500	3.38%, 06/12/2022	505
1,955	4.38%, 06/12/2027	2,008
239	5.38%, 05/15/2019	253
1,448	6.63%, 05/15/2039	1,665
1,373	Plantronics, Inc., 5.50%, 05/31/2023 (e)	1,421

		32,546

SEE NOTES TO FINANCIAL STATEMENTS.

130	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Electronic Equipment, Instruments & Components — 0.1%
1,380	Anixter, Inc., 5.50%, 03/01/2023	1,483
	Arrow Electronics, Inc.,
221	3.88%, 01/12/2028	223
653	4.00%, 04/01/2025	674
	CDW LLC,
1,000	5.00%, 09/01/2023	1,041
3,118	5.00%, 09/01/2025	3,251
1,000	5.50%, 12/01/2024	1,096

		7,768

	Internet Software & Services — 0.1%
1,742	eBay, Inc., 3.45%, 08/01/2024	1,783
	Match Group, Inc.,
280	6.38%, 06/01/2024	304
500	6.75%, 12/15/2022	516
950	VeriSign, Inc., 4.75%, 07/15/2027 (e)	966
	Zayo Group LLC,
1,464	5.75%, 01/15/2027 (e)	1,554
2,000	6.00%, 04/01/2023	2,117

		7,240

	IT Services — 0.2%
2,200	Alliance Data Systems Corp., 5.38%, 08/01/2022 (e)	2,250
517	DXC Technology Co., 4.25%, 04/15/2024	545
	First Data Corp.,
6,980	5.00%, 01/15/2024 (e)	7,259
337	5.38%, 08/15/2023 (e)	355
500	5.75%, 01/15/2024 (e)	526
1,849	Gartner, Inc., 5.13%, 04/01/2025 (e)	1,948
770	International Business Machines Corp., 5.88%, 11/29/2032	987
1,350	Visa, Inc., 2.80%, 12/14/2022	1,385
	Western Union Co. (The),
1,200	3.60%, 03/15/2022	1,229
300	6.20%, 06/21/2040	318

		16,802

	Semiconductors & Semiconductor Equipment — 0.4%
	Analog Devices, Inc.,
366	3.13%, 12/05/2023	374
5,010	3.50%, 12/05/2026	5,145
563	4.50%, 12/05/2036	587
	Broadcom Corp.,
2,108	3.63%, 01/15/2024 (e)	2,172
8,498	3.88%, 01/15/2027 (e)	8,744

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Semiconductors & Semiconductor Equipment — continued
	Intel Corp.,
825	2.60%, 05/19/2026	809
565	2.88%, 05/11/2024	576
605	3.10%, 07/29/2022	632
326	3.70%, 07/29/2025	348
3,915	4.10%, 05/11/2047	4,134
	Micron Technology, Inc.,
3,000	5.25%, 08/01/2023 (e)	3,124
809	5.25%, 01/15/2024 (e)	841
239	5.50%, 02/01/2025	252
946	7.50%, 09/15/2023	1,049
	NXP BV, (Netherlands),
1,298	4.13%, 06/15/2020 (e)	1,356
2,386	4.13%, 06/01/2021 (e)	2,496
1,485	4.63%, 06/15/2022 (e)	1,585
500	5.75%, 03/15/2023 (e)	522
	Qorvo, Inc.,
1,307	6.75%, 12/01/2023	1,423
300	7.00%, 12/01/2025	340
	QUALCOMM, Inc.,
139	2.60%, 01/30/2023	141
3,000	2.90%, 05/20/2024	3,037
1,003	3.25%, 05/20/2027	1,017
1,578	Sensata Technologies UK Financing Co. plc, 6.25%, 02/15/2026 (e)	1,724
2,074	Versum Materials, Inc., 5.50%, 09/30/2024 (e)	2,183

		44,611

	Software — 0.6%
560	CURO Financial Technologies Corp., 12.00%, 03/01/2022 (e)	599
600	Genesys Telecommunications Laboratories, Inc., 10.00%, 11/30/2024 (e)	682
2,018	j2 Cloud Services LLC, 6.00%, 07/15/2025 (e)	2,081
	Microsoft Corp.,
25	2.38%, 02/12/2022	25
11	2.38%, 05/01/2023	11
5,265	2.65%, 11/03/2022	5,390
1,045	2.88%, 02/06/2024	1,075
3,000	3.13%, 11/03/2025	3,104
446	3.30%, 02/06/2027	465
2,000	3.45%, 08/08/2036	2,016
1,500	3.50%, 02/12/2035	1,535
870	4.10%, 02/06/2037	950
435	4.20%, 11/03/2035	483

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	131

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Software — continued
2,575	4.45%, 11/03/2045	2,910
595	4.50%, 10/01/2040	671
762	4.50%, 02/06/2057	854
	Open Text Corp., (Canada),
787	5.63%, 01/15/2023 (e)	830
2,606	5.88%, 06/01/2026 (e)	2,824
	Oracle Corp.,
495	2.40%, 09/15/2023	496
787	2.50%, 05/15/2022	799
1,821	2.50%, 10/15/2022	1,845
1,500	3.90%, 05/15/2035	1,568
9,500	4.00%, 07/15/2046	9,775
4,818	4.30%, 07/08/2034	5,288
5,215	4.38%, 05/15/2055	5,658
241	5.38%, 07/15/2040	294
2,056	Symantec Corp., 5.00%, 04/15/2025 (e)	2,153

		54,381

	Technology Hardware, Storage & Peripherals — 0.7%
	Apple, Inc.,
2,348	2.15%, 02/09/2022	2,353
1,648	2.40%, 05/03/2023	1,654
1,000	2.50%, 02/09/2025	988
2,580	2.70%, 05/13/2022	2,646
1,270	2.85%, 05/06/2021	1,311
1,757	3.00%, 02/09/2024	1,807
1,875	3.00%, 06/20/2027	1,887
1,143	3.20%, 05/11/2027	1,169
372	3.25%, 02/23/2026	385
9,173	3.35%, 02/09/2027	9,502
7,945	3.85%, 08/04/2046	8,047
1,123	4.50%, 02/23/2036	1,283
	Dell International LLC,
5	3.48%, 06/01/2019 (e)	5
411	4.42%, 06/15/2021 (e)	433
1,189	5.45%, 06/15/2023 (e)	1,303
2,721	5.88%, 06/15/2021 (e)	2,853
6,419	6.02%, 06/15/2026 (e)	7,166
2,246	7.13%, 06/15/2024 (e)	2,488
831	Diebold Nixdorf, Inc., 8.50%, 04/15/2024	908
	EMC Corp.,
2,190	2.65%, 06/01/2020	2,160
5,708	3.38%, 06/01/2023	5,511
141	HP, Inc., 6.00%, 09/15/2041	150

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Technology Hardware, Storage & Peripherals — continued
	Western Digital Corp.,
1,680	7.38%, 04/01/2023 (e)	1,842
5,708	10.50%, 04/01/2024	6,771

		64,622

	Total Information Technology	227,970

	Materials — 1.8%
	Chemicals — 0.6%
	Agrium, Inc., (Canada),
511	4.13%, 03/15/2035	515
1,875	5.25%, 01/15/2045	2,164
	Air Liquide Finance SA, (France),
1,325	1.75%, 09/27/2021 (e)	1,301
14,795	2.25%, 09/27/2023 (e)	14,474
3,460	Blue Cube Spinco, Inc., 10.00%, 10/15/2025	4,264
	CF Industries, Inc.,
2,250	3.45%, 06/01/2023	2,188
1,075	4.50%, 12/01/2026 (e)	1,119
2,190	5.15%, 03/15/2034	2,064
855	Chemours Co. (The), 6.63%, 05/15/2023	907
1,410	CVR Partners LP, 9.25%, 06/15/2023 (e)	1,447
	Dow Chemical Co. (The),
121	3.00%, 11/15/2022	124
121	4.13%, 11/15/2021	130
	Ecolab, Inc.,
363	1.45%, 12/08/2017	363
892	2.25%, 01/12/2020	902
1,027	3.25%, 01/14/2023	1,070
	EI du Pont de Nemours & Co.,
851	4.90%, 01/15/2041	969
625	6.50%, 01/15/2028	792
967	Hexion, Inc., 6.63%, 04/15/2020	880
328	Koppers, Inc., 6.00%, 02/15/2025 (e)	348
705	Monsanto Co., 4.70%, 07/15/2064	722
	Mosaic Co. (The),
429	4.88%, 11/15/2041	406
364	5.45%, 11/15/2033	380
3,400	OCP SA, (Morocco), Reg. S, 5.63%, 04/25/2024	3,676
1,830	Olin Corp., 5.13%, 09/15/2027	1,894
2,948	PolyOne Corp., 5.25%, 03/15/2023	3,095
685	Praxair, Inc., 2.65%, 02/05/2025	683
	Scotts Miracle-Gro Co. (The),
1,893	5.25%, 12/15/2026	1,994
375	6.00%, 10/15/2023	402

SEE NOTES TO FINANCIAL STATEMENTS.

132	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Chemicals — continued
	Sherwin-Williams Co. (The),
5,177	3.13%, 06/01/2024	5,258
340	3.45%, 06/01/2027	343
1,305	Union Carbide Corp., 7.75%, 10/01/2096	1,769
	Valvoline, Inc.,
797	4.38%, 08/15/2025 (e)	804
584	5.50%, 07/15/2024 (e)	620
929	Venator Finance Sarl, (Luxembourg), 5.75%, 07/15/2025 (e)	952
	WR Grace & Co.-Conn,
300	5.13%, 10/01/2021 (e)	326
100	5.63%, 10/01/2024 (e)	109

		59,454

	Construction Materials — 0.2%
	Cemex SAB de CV, (Mexico),
1,260	5.70%, 01/11/2025 (e)	1,344
555	6.13%, 05/05/2025 (e)	597
6,360	7.75%, 04/16/2026 (e)	7,322
1,249	CRH America, Inc., (Ireland), 5.13%, 05/18/2045 (e)	1,438
1,300	US Concrete, Inc., 6.38%, 06/01/2024	1,404
1,800	Votorantim Cimentos SA, (Brazil), Reg. S, 7.25%, 04/05/2041	1,892

		13,997

	Containers & Packaging — 0.3%
2,200	Ardagh Packaging Finance plc, (Ireland), 4.25%, 09/15/2022 (e)	2,255
	Ball Corp.,
1,550	4.00%, 11/15/2023	1,573
1,150	5.00%, 03/15/2022	1,231
1,690	5.25%, 07/01/2025	1,842
750	Berry Plastics Corp., 5.13%, 07/15/2023	784
	Cascades, Inc., (Canada),
1,050	5.50%, 07/15/2022 (e)	1,086
721	5.75%, 07/15/2023 (e)	750
1,350	Crown Americas LLC, 4.25%, 09/30/2026	1,357
	Graphic Packaging International, Inc.,
576	4.75%, 04/15/2021	606
975	4.88%, 11/15/2022	1,035
	International Paper Co.,
2,595	4.35%, 08/15/2048	2,628
1,269	8.70%, 06/15/2038	1,925
4,510	Reynolds Group Issuer, Inc., (New Zealand), 5.75%, 10/15/2020	4,594

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Containers & Packaging — continued
	Sealed Air Corp.,
515	4.88%, 12/01/2022 (e)	542
2,365	5.13%, 12/01/2024 (e)	2,513
1,250	5.25%, 04/01/2023 (e)	1,337
1,300	5.50%, 09/15/2025 (e)	1,414

		27,472

	Metals & Mining — 0.7%
1,999	Alcoa Nederland Holding BV, 6.75%, 09/30/2024 (e)	2,194
	ArcelorMittal, (Luxembourg),
1,420	5.75%, 08/05/2020	1,534
2,285	6.13%, 06/01/2025	2,622
8,380	6.75%, 02/25/2022	9,427
541	7.50%, 10/15/2039	640
660	Barrick Gold Corp., (Canada), 6.45%, 10/15/2035	804
1,000	BHP Billiton Finance USA Ltd., (Australia), 5.00%, 09/30/2043	1,184
1,642	BlueScope Steel Finance Ltd., (Australia), 6.50%, 05/15/2021 (e)	1,728
200	Cia Minera Milpo SAA, (Peru), Reg. S, 4.63%, 03/28/2023	205
	Commercial Metals Co.,
1,289	4.88%, 05/15/2023	1,328
363	5.38%, 07/15/2027	378
	FMG Resources August 2006 Pty. Ltd., (Australia),
1,174	4.75%, 05/15/2022 (e)	1,212
1,563	5.13%, 05/15/2024 (e)	1,622
	Freeport-McMoRan, Inc.,
2,045	3.10%, 03/15/2020	2,045
1,910	3.55%, 03/01/2022	1,878
6,310	3.88%, 03/15/2023	6,247
3,310	4.00%, 11/14/2021	3,312
1,130	4.55%, 11/14/2024	1,127
3,165	5.45%, 03/15/2043	2,951
100	Glencore Finance Canada Ltd., (Switzerland), 6.90%, 11/15/2037 (e)	125
300	Glencore Funding LLC, (Switzerland), 4.63%, 04/29/2024 (e)	318
1,141	GTL Trade Finance, Inc., (Brazil), Reg. S, 5.89%, 04/29/2024	1,208
876	Kaiser Aluminum Corp., 5.88%, 05/15/2024	937
	Nucor Corp.,
1,000	4.00%, 08/01/2023	1,072
1,910	6.40%, 12/01/2037	2,525

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	133

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Metals & Mining — continued
	Steel Dynamics, Inc.,
885	5.00%, 12/15/2026	936
1,422	5.13%, 10/01/2021	1,459
420	5.25%, 04/15/2023	435
870	5.50%, 10/01/2024	934
	Teck Resources Ltd., (Canada),
7,674	6.13%, 10/01/2035	8,461
1,279	8.50%, 06/01/2024 (e)	1,474
390	United States Steel Corp., 8.38%, 07/01/2021 (e)	431
700	Vale Canada Ltd., (Brazil), 7.20%, 09/15/2032	761
	Vale Overseas Ltd., (Brazil),
306	6.25%, 08/10/2026	347
1,400	6.88%, 11/21/2036	1,601
1,900	Vedanta Resources plc, (India), Reg. S, 6.38%, 07/30/2022	1,976

		67,438

	Paper & Forest Products — 0.0% (g)
	Clearwater Paper Corp.,
1,145	4.50%, 02/01/2023	1,139
750	5.38%, 02/01/2025 (e)	735

		1,874

	Total Materials	170,235

	Real Estate — 0.6%
	Equity Real Estate Investment Trusts (REITs) — 0.6%
	American Tower Corp.,
11,120	3.38%, 10/15/2026	11,028
1,300	4.00%, 06/01/2025	1,362
	American Tower Trust #1,
723	1.55%, 03/15/2018 (e)	722
440	3.07%, 03/15/2023 (e)	447
	AvalonBay Communities, Inc.,
385	2.90%, 10/15/2026	380
323	3.50%, 11/15/2025	335
94	3.90%, 10/15/2046	93
400	4.15%, 07/01/2047	411
	Boston Properties LP,
1,302	3.80%, 02/01/2024	1,377
800	5.63%, 11/15/2020	878
	CyrusOne LP,
1,329	5.00%, 03/15/2024 (e)	1,386
976	5.38%, 03/15/2027 (e)	1,032
377	DDR Corp., 4.70%, 06/01/2027	391
115	Digital Realty Trust LP, 3.70%, 08/15/2027	117

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Equity Real Estate Investment Trusts (REITs) — continued
	Duke Realty LP,
180	3.25%, 06/30/2026	181
1,519	3.88%, 10/15/2022	1,606
1,100	DuPont Fabros Technology LP, 5.63%, 06/15/2023	1,171
849	EPR Properties, 4.50%, 06/01/2027	863
	Equinix, Inc.,
1,000	4.88%, 04/01/2020	1,026
208	5.38%, 01/01/2022	218
3,395	5.75%, 01/01/2025	3,650
2,013	5.88%, 01/15/2026	2,209
1,865	Equity Commonwealth, 5.88%, 09/15/2020	1,998
735	ERP Operating LP, 2.85%, 11/01/2026	725
1,064	HCP, Inc., 3.88%, 08/15/2024	1,110
3,500	Iron Mountain, Inc., 5.75%, 08/15/2024	3,570
1,000	Kimco Realty Corp., 3.80%, 04/01/2027	1,024
948	National Retail Properties, Inc., 3.60%, 12/15/2026	953
1,236	Prologis LP, 3.75%, 11/01/2025	1,313
	Realty Income Corp.,
2,018	3.88%, 07/15/2024	2,102
601	4.65%, 03/15/2047	633
1,420	Scentre Group Trust 1, (Australia), 3.50%, 02/12/2025 (e)	1,444
	Simon Property Group LP,
2,328	2.50%, 07/15/2021	2,358
492	4.38%, 03/01/2021	526
415	6.75%, 02/01/2040	572
	Uniti Group LP,
1,369	6.00%, 04/15/2023 (e)	1,372
855	7.13%, 12/15/2024 (e)	796
	Ventas Realty LP,
448	3.50%, 02/01/2025	455
588	3.75%, 05/01/2024	608
618	3.85%, 04/01/2027	635
304	4.13%, 01/15/2026	320
1,670	VEREIT Operating Partnership LP, 4.60%, 02/06/2024	1,765
282	Weyerhaeuser Co., 7.38%, 03/15/2032	400

		55,562

	Real Estate Management & Development — 0.0% (g)
420	Kennedy-Wilson, Inc., 5.88%, 04/01/2024	432
	Ontario Teachers’ Cadillac Fairview Properties Trust, (Canada),
579	3.13%, 03/20/2022 (e)	594

SEE NOTES TO FINANCIAL STATEMENTS.

134	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Real Estate Management & Development — continued
603	3.88%, 03/20/2027 (e)	631

		1,657

	Total Real Estate	57,219

	Telecommunication Services — 2.1%
	Diversified Telecommunication Services — 1.8%
	AT&T, Inc.,
1,221	3.00%, 06/30/2022	1,235
1,790	3.40%, 05/15/2025	1,778
9,445	3.90%, 08/14/2027	9,544
4,202	3.95%, 01/15/2025	4,344
13,000	4.13%, 02/17/2026	13,470
611	4.30%, 12/15/2042	567
466	4.35%, 06/15/2045	425
925	4.50%, 05/15/2035	906
407	4.75%, 05/15/2046	390
4,200	4.80%, 06/15/2044	4,080
562	4.90%, 08/14/2037	569
4,510	5.15%, 02/14/2050	4,548
2,000	5.25%, 03/01/2037	2,107
1,030	5.35%, 09/01/2040	1,088
4,715	5.45%, 03/01/2047	4,973
580	6.00%, 08/15/2040	657
1,500	6.30%, 01/15/2038	1,761
600	Bellsouth Capital Funding Corp., 7.88%, 02/15/2030	802
2,025	BellSouth LLC, 6.88%, 10/15/2031	2,447
	CCO Holdings LLC,
1,435	5.00%, 02/01/2028 (e)	1,456
1,000	5.13%, 05/01/2023 (e)	1,046
5,051	5.13%, 05/01/2027 (e)	5,202
576	5.25%, 03/15/2021	592
696	5.38%, 05/01/2025 (e)	726
2,190	5.50%, 05/01/2026 (e)	2,283
167	5.75%, 09/01/2023	174
6,455	5.75%, 02/15/2026 (e)	6,824
5,089	5.88%, 04/01/2024 (e)	5,407
592	5.88%, 05/01/2027 (e)	629
1,245	Cincinnati Bell, Inc., 7.00%, 07/15/2024 (e)	1,233
873	Columbus Cable Barbados Ltd., (Barbados), Reg. S, 7.38%, 03/30/2021	932
1,075	Consolidated Communications, Inc., 6.50%, 10/01/2022	1,038
	Deutsche Telekom International Finance BV, (Germany),
1,000	3.60%, 01/19/2027 (e)	1,021
100	6.75%, 08/20/2018	105

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Diversified Telecommunication Services — continued
14,617	Embarq Corp., 8.00%, 06/01/2036	14,836
2,610	Frontier Communications Corp., 9.25%, 07/01/2021	2,395
	Intelsat Jackson Holdings SA, (Luxembourg),
5,182	7.25%, 10/15/2020	4,932
3,655	7.50%, 04/01/2021	3,428
1,110	8.00%, 02/15/2024 (e)	1,195
	Level 3 Financing, Inc.,
5,197	5.25%, 03/15/2026	5,314
1,162	5.38%, 01/15/2024	1,188
2,444	5.63%, 02/01/2023	2,517
4,135	Qwest Capital Funding, Inc., 7.75%, 02/15/2031	3,835
765	Qwest Corp., 7.25%, 09/15/2025	851
400	Sprint Capital Corp., 8.75%, 03/15/2032	496
	Telecom Italia Capital SA, (Italy),
3,607	6.00%, 09/30/2034	3,986
1,668	6.38%, 11/15/2033	1,906
190	7.72%, 06/04/2038	244
	Telefonica Emisiones SAU, (Spain),
7,210	4.10%, 03/08/2027	7,533
82	5.13%, 04/27/2020	88
1,093	5.21%, 03/08/2047	1,216
138	5.46%, 02/16/2021	152
	Verizon Communications, Inc.,
934	2.95%, 03/15/2022	951
590	3.38%, 02/15/2025 (e)	590
934	3.45%, 03/15/2021	971
1,300	3.85%, 11/01/2042	1,127
2,102	4.15%, 03/15/2024	2,228
1,558	4.40%, 11/01/2034	1,560
646	4.52%, 09/15/2048	607
2,071	4.67%, 03/15/2055	1,925
1,288	4.81%, 03/15/2039	1,306
6,516	4.86%, 08/21/2046	6,483
2,970	5.01%, 04/15/2049	2,983
257	5.01%, 08/21/2054	253
10,022	5.25%, 03/16/2037	10,807
	Virgin Media Finance plc, (United Kingdom),
350	5.75%, 01/15/2025 (e)	361
1,600	6.38%, 04/15/2023 (e)	1,676
395	Virgin Media Secured Finance plc, (United Kingdom), 5.25%, 01/15/2026 (e)	412
	Windstream Services LLC,
2,835	6.38%, 08/01/2023	2,190
605	7.75%, 10/01/2021	479

		177,380

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	135

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Wireless Telecommunication Services — 0.3%
	America Movil SAB de CV, (Mexico),
1,266	3.13%, 07/16/2022	1,311
300	6.13%, 03/30/2040	371
	Crown Castle Towers LLC,
1,110	3.66%, 05/15/2025 (e)	1,139
1,220	6.11%, 01/15/2020 (e)	1,310
1,837	Hughes Satellite Systems Corp., 5.25%, 08/01/2026	1,927
240	Rogers Communications, Inc., (Canada), 6.80%, 08/15/2018	252
3,329	SoftBank Group Corp., (Japan), 4.50%, 04/15/2020 (e)	3,441
	Sprint Communications, Inc.,
914	6.00%, 11/15/2022	972
1,722	7.00%, 03/01/2020 (e)	1,886
1,246	7.00%, 08/15/2020	1,366
619	9.00%, 11/15/2018 (e)	668
	Sprint Corp.,
410	7.13%, 06/15/2024	450
88	7.25%, 09/15/2021	97
189	7.88%, 09/15/2023	216
	T-Mobile USA, Inc.,
4,527	5.13%, 04/15/2025	4,755
1,195	5.38%, 04/15/2027	1,282
806	6.00%, 03/01/2023	849
418	6.00%, 04/15/2024	445
867	6.13%, 01/15/2022	904
1,460	6.38%, 03/01/2025	1,572
906	6.50%, 01/15/2024	967
1,262	6.50%, 01/15/2026	1,398
1,294	6.63%, 04/01/2023	1,363
159	6.84%, 04/28/2023	168

		29,109

	Total Telecommunication Services	206,489

	Utilities — 1.4%
	Electric Utilities — 0.7%
750	AEP Texas, Inc., Series E, 6.65%, 02/15/2033	965
	Alabama Power Co.,
1,250	5.50%, 03/15/2041	1,540
891	6.13%, 05/15/2038	1,154
589	Arizona Public Service Co., 2.20%, 01/15/2020	593
1,016	Baltimore Gas & Electric Co., 2.80%, 08/15/2022	1,036

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Electric Utilities — continued
720	China Southern Power Grid International Finance BVI Co. Ltd., (China), 3.50%, 05/08/2027 (e)	737
200	Cleveland Electric Illuminating Co. (The), 5.50%, 08/15/2024	231
	DTE Electric Co.,
340	3.90%, 06/01/2021	359
381	3.95%, 06/15/2042	398
	Duke Energy Carolinas LLC,
3,005	4.30%, 06/15/2020	3,210
200	5.25%, 01/15/2018	203
1,100	6.05%, 04/15/2038	1,469
361	Duke Energy Corp., 2.65%, 09/01/2026	347
115	Duke Energy Florida LLC, 5.65%, 06/15/2018	119
280	Duke Energy Indiana LLC, 3.75%, 07/15/2020	295
	Duke Energy Progress LLC,
607	2.80%, 05/15/2022	624
200	3.25%, 08/15/2025	208
305	4.10%, 05/15/2042	327
90	5.30%, 01/15/2019	94
500	6.30%, 04/01/2038	685
526	Electricite de France SA, (France), 2.15%, 01/22/2019 (e)	528
	Enel Finance International NV, (Italy),
690	2.88%, 05/25/2022 (e)	696
8,080	4.75%, 05/25/2047 (e)	8,665
782	Entergy Corp., 2.95%, 09/01/2026	765
	Entergy Louisiana LLC,
3,000	3.05%, 06/01/2031	2,978
750	3.12%, 09/01/2027	768
	Eskom Holdings SOC Ltd., (South Africa),
200	Reg. S, 6.75%, 08/06/2023	210
300	Reg. S, 7.13%, 02/11/2025	315
	Exelon Corp.,
1,355	4.45%, 04/15/2046	1,437
123	4.95%, 06/15/2035	139
600	Florida Power & Light Co., 5.40%, 09/01/2035	734
	Hydro-Quebec, (Canada),
1,028	9.40%, 02/01/2021	1,255
1,000	Series HK, 9.38%, 04/15/2030	1,597
842	Series HY, 8.40%, 01/15/2022	1,040
800	Jersey Central Power & Light Co., 6.15%, 06/01/2037	963
446	John Sevier Combined Cycle Generation LLC, 4.63%, 01/15/2042	496

SEE NOTES TO FINANCIAL STATEMENTS.

136	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Electric Utilities — continued
988	Massachusetts Electric Co., 5.90%, 11/15/2039 (e)	1,293
	MidAmerican Energy Co.,
657	3.10%, 05/01/2027	670
1,046	3.50%, 10/15/2024	1,109
1,465	Minejesa Capital BV, (Indonesia), 4.63%, 08/10/2030 (e)	1,495
	Nevada Power Co.,
626	5.38%, 09/15/2040	754
600	7.13%, 03/15/2019	648
	NextEra Energy Capital Holdings, Inc.,
398	2.40%, 09/15/2019	402
537	3.55%, 05/01/2027	558
300	Niagara Mohawk Power Corp., 4.88%, 08/15/2019 (e)	317
	Northern States Power Co.,
173	6.20%, 07/01/2037	234
765	6.25%, 06/01/2036	1,032
550	Oncor Electric Delivery Co. LLC, 7.25%, 01/15/2033	779
	Pacific Gas & Electric Co.,
1,000	3.25%, 06/15/2023	1,040
898	3.50%, 06/15/2025	940
214	3.75%, 08/15/2042	213
267	4.50%, 12/15/2041	295
1,010	5.63%, 11/30/2017	1,019
	PacifiCorp,
700	2.95%, 02/01/2022	722
880	5.75%, 04/01/2037	1,127
250	Series F, 7.24%, 08/16/2023	305
230	Pampa Energia SA, (Argentina), 7.38%, 07/21/2023 (e)	249
880	PECO Energy Co., 2.38%, 09/15/2022	887
1,000	Pepco Holdings LLC, 7.45%, 08/15/2032	1,362
360	Potomac Electric Power Co., 6.50%, 11/15/2037	497
929	PPL Electric Utilities Corp., 2.50%, 09/01/2022	933
	Public Service Co. of Colorado,
198	3.20%, 11/15/2020	205
35	6.50%, 08/01/2038	50
202	Public Service Co. of New Hampshire, 3.50%, 11/01/2023	214
	Public Service Co. of Oklahoma,
88	5.15%, 12/01/2019	93
1,100	Series G, 6.63%, 11/15/2037	1,487

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Electric Utilities — continued
	Public Service Electric & Gas Co.,
989	2.25%, 09/15/2026	945
416	5.38%, 11/01/2039	517
155	Series I, 1.80%, 06/01/2019	155
	Southern California Edison Co.,
552	1.85%, 02/01/2022	548
450	Series 06-E, 5.55%, 01/15/2037	570
285	Series 08-A, 5.95%, 02/01/2038	375
860	Southern Co. (The), 4.25%, 07/01/2036	901
	Southwestern Electric Power Co.,
250	3.55%, 02/15/2022	261
842	Series J, 3.90%, 04/01/2045	859
	Texas Competitive Electric Holdings Co. LLC,
6,233	8.50%, 05/01/2020 (d) (bb)	16
	Union Electric Co.,
644	2.95%, 06/15/2027	648
120	8.45%, 03/15/2039	195
	Virginia Electric & Power Co.,
900	2.75%, 03/15/2023	916
490	3.45%, 02/15/2024	512
235	6.35%, 11/30/2037	317
670	8.88%, 11/15/2038	1,144
73	Wisconsin Electric Power Co., 2.95%, 09/15/2021	75
	Xcel Energy, Inc.,
985	3.30%, 06/01/2025	1,012
36	4.80%, 09/15/2041	41

		68,116

	Gas Utilities — 0.1%
	AmeriGas Partners LP,
506	5.50%, 05/20/2025	512
1,830	5.63%, 05/20/2024	1,899
771	5.75%, 05/20/2027	779
1,475	5.88%, 08/20/2026	1,504
	Atmos Energy Corp.,
582	4.15%, 01/15/2043	626
200	5.50%, 06/15/2041	248
369	Boston Gas Co., 4.49%, 02/15/2042 (e)	404
570	CenterPoint Energy Resources Corp., 6.63%, 11/01/2037	759
470	Dominion Energy Gas Holdings LLC, 2.80%, 11/15/2020	479
793	KeySpan Gas East Corp., 2.74%, 08/15/2026 (e)	782

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	137

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Gas Utilities — continued
1,100	Southern California Gas Co., Series TT, 2.60%, 06/15/2026	1,085
	Southern Natural Gas Co. LLC,
204	4.80%, 03/15/2047 (e)	223

350	8.00%, 03/01/2032	479

		9,779

	Independent Power and Renewable Electricity Producers — 0.4%
	AES Corp.,
486	(USD 3 Month LIBOR + 3.00%), 4.20%, 06/01/2019 (aa)	487
240	4.88%, 05/15/2023	245
275	5.50%, 03/15/2024	285
615	5.50%, 04/15/2025	641
3,000	6.00%, 05/15/2026	3,203
2,750	7.38%, 07/01/2021	3,114
	Calpine Corp.,
4,950	5.25%, 06/01/2026 (e)	4,851
3,537	5.88%, 01/15/2024 (e)	3,630
	Exelon Generation Co. LLC,
960	2.95%, 01/15/2020	978
364	3.40%, 03/15/2022	375
200	6.25%, 10/01/2039	226
	GenOn Energy, Inc.,
70	9.50%, 10/15/2018 (d)	48
13,920	9.88%, 10/15/2020 (d)	9,605
	NRG Energy, Inc.,
425	6.25%, 05/01/2024	440
1,173	6.63%, 01/15/2027	1,231
530	7.25%, 05/15/2026	570
	NRG Yield Operating LLC,
3,740	5.00%, 09/15/2026	3,824
555	5.38%, 08/15/2024	580
750	Pattern Energy Group, Inc., 5.88%, 02/01/2024 (e)	786
491	Southern Power Co., 1.85%, 12/01/2017	491
	Talen Energy Supply LLC,
320	6.50%, 06/01/2025	234
2,015	9.50%, 07/15/2022 (e)	1,813

		37,657

	Multi-Utilities — 0.2%
	Berkshire Hathaway Energy Co.,
1,037	3.50%, 02/01/2025	1,081
1,384	6.13%, 04/01/2036	1,807

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Multi-Utilities — continued
	CMS Energy Corp.,
900	3.45%, 08/15/2027	921
1,000	3.88%, 03/01/2024	1,060
	Consolidated Edison Co. of New York, Inc.,
1,000	3.88%, 06/15/2047	1,042
400	Series 06-E, 5.70%, 12/01/2036	501
300	Series 09-C, 5.50%, 12/01/2039	381
	Consumers Energy Co.,
491	4.35%, 08/31/2064	527
925	6.70%, 09/15/2019	1,014
	Dominion Energy, Inc.,
400	7.00%, 06/15/2038	543
794	Series B, 2.75%, 01/15/2022	806
803	Series C, 2.00%, 08/15/2021	792
46	Series C, 4.90%, 08/01/2041	52
785	Series F, 5.25%, 08/01/2033	909
	NiSource Finance Corp.,
3,470	4.38%, 05/15/2047	3,696
1,721	6.25%, 12/15/2040	2,180
	San Diego Gas & Electric Co.,
249	4.50%, 08/15/2040	287
685	6.00%, 06/01/2026	836
500	6.00%, 06/01/2039	668
	Sempra Energy,
406	3.55%, 06/15/2024	420
255	6.15%, 06/15/2018	263
589	9.80%, 02/15/2019	655

		20,441

	Water Utilities — 0.0% (g)
	American Water Capital Corp.,
622	3.40%, 03/01/2025	651
680	3.85%, 03/01/2024	726

		1,377

	Total Utilities	137,370

	Total Corporate Bonds (Cost $2,765,153)	2,850,045

Foreign Government Securities — 1.5%
	Arab Republic of Egypt, (Egypt),
1,800	6.13%, 01/31/2022 (e)	1,879
2,000	Reg. S, 7.50%, 01/31/2027	2,207
1,600	Reg. S, 8.50%, 01/31/2047	1,800
1,900	Federal Democratic Republic of Ethiopia, (Ethiopia), Reg. S, 6.63%, 12/11/2024	1,938

SEE NOTES TO FINANCIAL STATEMENTS.

138	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Foreign Government Securities — continued
2,175	Federative Republic of Brazil, (Brazil), 8.25%, 01/20/2034	2,811
2,350	Government of Bermuda, (Bermuda), Reg. S, 3.72%, 01/25/2027	2,394
	Government of Dominican Republic, (Dominican Republic),
5,750	Reg. S, 6.88%, 01/29/2026	6,613
1,700	Reg. S, 7.45%, 04/30/2044	2,031
1,589	Reg. S, 7.50%, 05/06/2021	1,764
2,000	Israel Government AID Bond, (Israel), 5.50%, 09/18/2033	2,712
540	Jamaica Government International Bond, (Jamaica), 7.88%, 07/28/2045	661
1,980	Kingdom of Jordan, (Jordan), Reg. S, 5.75%, 01/31/2027	1,974
	Oman Government International Bond, (Oman),
1,900	Reg. S, 5.38%, 03/08/2027	1,976
1,700	6.50%, 03/08/2047 (e)	1,780
1,250	Province of Manitoba, (Canada), 2.13%, 06/22/2026	1,202
655	Province of Nova Scotia, (Canada), 9.25%, 03/01/2020	761
	Province of Quebec, (Canada),
300	6.35%, 01/30/2026	377
2,220	7.13%, 02/09/2024	2,800
	Provincia de Buenos Aires, (Argentina),
663	7.88%, 06/15/2027 (e)	715
200	Reg. S, 9.38%, 09/14/2018	212
4,050	Reg. S, 9.95%, 06/09/2021	4,647
	Provincia de Cordoba, (Argentina),
150	Reg. S, 7.13%, 06/10/2021	160
730	7.13%, 08/01/2027 (e)	748
690	7.45%, 09/01/2024 (e)	742
1,350	Provincia de Mendoza Argentina, (Argentina), Reg. S, 8.38%, 05/19/2024	1,465
AUD 1,400	Queensland Treasury Corp., (Australia), Reg. S, 6.00%, 02/21/2018	1,135
	Republic of Angola, (Angola),
125	Reg. S, 7.00%, 08/17/2019	129
1,600	Reg. S, 9.50%, 11/12/2025	1,718
	Republic of Argentina, (Argentina),
1,870	7.13%, 06/28/2117 (e)	1,847
1,038	8.28%, 12/31/2033	1,203
1,800	Republic of Armenia, (Armenia), Reg. S, 7.15%, 03/26/2025	2,005
	Republic of Belarus, (Belarus),
1,280	6.88%, 02/28/2023 (e)	1,371
200	7.63%, 06/29/2027 (e)	220
550	Reg. S, 8.95%, 01/26/2018	564

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

1,137	Republic of Cameroon, (Cameroon), Reg. S, 9.50%, 11/19/2025	1,339
	Republic of Colombia, (Colombia),
1,800	5.00%, 06/15/2045	1,861
400	7.38%, 09/18/2037	530
370	10.38%, 01/28/2033	570
	Republic of Costa Rica, (Costa Rica),
666	Reg. S, 4.38%, 04/30/2025	646
3,600	Reg. S, 7.16%, 03/12/2045	3,843
4,840	Republic of Croatia, (Croatia), Reg. S, 6.63%, 07/14/2020	5,348
	Republic of Ecuador, (Ecuador),
1,950	Reg. S, 7.95%, 06/20/2024	1,909
1,100	8.75%, 06/02/2023	1,122
	Republic of El Salvador, (El Salvador),
310	Reg. S, 5.88%, 01/30/2025	296
120	Reg. S, 6.38%, 01/18/2027	115
600	Reg. S, 7.63%, 02/01/2041	589
1,799	Reg. S, 7.65%, 06/15/2035	1,786
1,210	Reg. S, 7.75%, 01/24/2023	1,271
1,750	Republic of Honduras, (Honduras), Reg. S, 7.50%, 03/15/2024	1,984
	Republic of Hungary, (Hungary),
600	5.38%, 02/21/2023	680
670	5.38%, 03/25/2024	772
3,630	5.75%, 11/22/2023	4,238
2,060	Republic of Indonesia, (Indonesia), Reg. S, 6.63%, 02/17/2037	2,634
1,970	Republic of Kenya, (Kenya), Reg. S, 6.88%, 06/24/2024	2,064
	Republic of Lebanon, (Lebanon),
712	Reg. S, 5.45%, 11/28/2019	716
4,180	6.38%, 03/09/2020	4,255
870	Reg. S, 6.60%, 11/27/2026	865
440	Reg. S, 6.65%, 02/26/2030	427
635	Reg. S, 8.25%, 04/12/2021	679
	Republic of Pakistan, (Pakistan),
1,608	Reg. S, 7.25%, 04/15/2019	1,681
218	Reg. S, 8.25%, 04/15/2024	245
	Republic of Panama, (Panama),
430	6.70%, 01/26/2036	573
420	8.88%, 09/30/2027	612
226	9.38%, 04/01/2029	343
	Republic of Paraguay, (Paraguay),
2,310	4.70%, 03/27/2027 (e)	2,437
700	Reg. S, 5.00%, 04/15/2026	754

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	139

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Foreign Government Securities — continued
	Republic of Peru, (Peru),
55	5.63%, 11/18/2050	70
PEN 3,220	6.15%, 08/12/2032	1,032
990	Republic of Romania, (Romania), Reg. S, 6.75%, 02/07/2022	1,154
	Republic of Senegal, (Senegal),
1,000	6.25%, 05/23/2033 (e)	1,030
6,700	Republic of Serbia, (Serbia), Reg. S, 7.25%, 09/28/2021	7,764
	Republic of South Africa, (South Africa),
1,600	4.30%, 10/12/2028	1,542
400	5.38%, 07/24/2044	401
ZAR 13,700	7.25%, 01/15/2020	1,052
	Republic of Sri Lanka, (Sri Lanka),
400	Reg. S, 5.88%, 07/25/2022	425
3,750	Reg. S, 6.25%, 10/04/2020	4,013
200	Reg. S, 6.25%, 07/27/2021	215
	Republic of Turkey, (Turkey),
1,400	4.88%, 04/16/2043	1,291
1,800	6.63%, 02/17/2045	2,063
TRY10,000	11.00%, 02/24/2027	3,004
	Republic of Ukraine, (Ukraine),
6,600	Reg. S, 7.75%, 09/01/2019	6,874
400	Reg. S, 7.75%, 09/01/2020	417
400	Reg. S, 7.75%, 09/01/2021	418
100	Reg. S, 7.75%, 09/01/2022	104
900	Reg. S, 7.75%, 09/01/2023	935
1,040	Reg. S, 7.75%, 09/01/2025	1,071
	Republic of Uruguay, (Uruguay),
600	4.38%, 10/27/2027	648
2,930	5.10%, 06/18/2050	3,091
UYU26,520	9.88%, 06/20/2022 (e)	987
1,880	Republic of Zambia, (Zambia), Reg. S, 8.97%, 07/30/2027	2,073
AUD 1,500	South Australian Government Financing Authority, (Australia), 5.75%, 09/20/2017	1,195
200	Ukreximbank Via Biz Finance plc, (Ukraine), Reg. S, 9.75%, 01/22/2025	213
	United Mexican States, (Mexico),
350	4.00%, 10/02/2023	370
MXN 16,550	7.50%, 06/03/2027	969

	Total Foreign Government Securities (Cost $143,652)	148,166

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Mortgage-Backed Securities — 12.9%
	FHLMC,
28	ARM, 3.00%, 08/01/2036 (z)	29
120	ARM, 3.02%, 10/01/2036 (z)	125
314	ARM, 3.13%, 10/01/2037 (z)	331
34	ARM, 3.39%, 05/01/2037 (z)	35
88	ARM, 3.77%, 03/01/2036 (z)	93
146	ARM, 4.02%, 03/01/2036 (z)	158
	FHLMC Gold Pools, 15 Year, Single Family,
1,496	4.00%, 02/01/2026	1,570
35	4.50%, 10/01/2018	36
2	5.00%, 05/01/2018	2
808	5.50%, 01/01/21 - 12/01/24	848
35	6.00%, 11/01/2021	37
	FHLMC Gold Pools, 20 Year, Single Family,
5,080	4.00%, 01/01/2032	5,451
1,010	6.00%, 02/01/2028	1,133
180	7.00%, 01/01/2027	198
	FHLMC Gold Pools, 30 Year, Single Family,
13,006	3.00%, 12/01/42 - 02/01/43	13,218
79,155	3.50%, 09/01/42 - 09/01/46	82,295
12,418	4.00%, 09/01/33 - 09/01/46	13,137
20,134	4.50%, 02/01/41 - 02/01/42	21,933
43,520	5.00%, 02/01/34 - 07/01/35	47,799
2,423	5.50%, 12/01/2038	2,686
9	6.00%, 02/01/2029	10
282	6.50%, 01/01/24 - 11/01/36	318
293	7.00%, 09/01/24 - 10/01/36	326
11	7.50%, 06/01/24 - 02/01/27	12
49	8.00%, 08/01/2027	58
	FHLMC Gold Pools, FHA/VA,
852	7.50%, 01/01/32 - 12/01/36	976
62	10.00%, 10/01/2030	67
	FHLMC Gold Pools, Other,
16,883	3.50%, 09/01/32 - 07/01/46	17,612
9,928	4.00%, 06/01/42 - 01/01/46	10,609
18,198	4.50%, 09/01/42 - 02/01/44	19,781
4,597	5.00%, 09/01/2043	5,116
	FNMA,
3,620	ARM, 1.57%, 01/01/2023 (z)	3,609
88	ARM, 2.73%, 07/01/2037 (z)	91
112	ARM, 3.02%, 07/01/2037 (z)	117
102	ARM, 3.23%, 01/01/2034 (z)	107
26	ARM, 3.23%, 04/01/2037 (z)	27
135	ARM, 3.42%, 05/01/2035 (z)	142
153	ARM, 3.45%, 03/01/2037 (z)	160
182	ARM, 3.47%, 04/01/2037 (z)	191

SEE NOTES TO FINANCIAL STATEMENTS.

140	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Mortgage-Backed Securities — continued
20	ARM, 3.63%, 10/01/2033 (z)	20
	FNMA, 15 Year, Single Family,
26	4.00%, 07/01/2018	27
412	5.00%, 05/01/18 - 07/01/25	436
115	6.00%, 09/01/19 - 08/01/22	121
	FNMA, 20 Year, Single Family,
405	3.50%, 12/01/2030	422
35	6.50%, 11/01/2018	39
	FNMA, 30 Year, Single Family,
20,847	3.00%, 01/01/43 - 06/01/43	21,216
47,891	3.50%, 08/01/43 - 10/01/46	49,812
62,204	4.00%, 06/01/42 - 06/01/46	66,465
9,872	4.50%, 12/01/39 - 09/01/40	10,679
14,908	5.00%, 10/01/39 - 06/01/44	16,338
399	5.50%, 12/01/28 - 09/01/34	445
1,930	6.00%, 03/01/34 - 08/01/37	2,201
300	6.50%, 04/01/28 - 10/01/38	340
432	7.00%, 03/01/28 - 04/01/37	513
125	7.50%, 10/01/26 - 11/01/38	154
2,127	8.00%, 08/01/22 - 12/01/36	2,564
15	8.50%, 10/01/25 - 12/01/25	16
2	9.00%, 01/01/19 - 04/01/25	2
	FNMA, Other,
6,500	2.20%, 10/01/2026	6,345
3,937	2.23%, 04/01/2024	3,938
3,675	2.41%, 01/01/2023	3,747
14,286	2.44%, 02/01/23 - 10/01/28	14,266
9,958	2.48%, 02/01/2025	10,093
10,000	2.49%, 05/01/2026	9,994
12,340	2.50%, 10/01/2031	11,843
3,854	2.51%, 01/01/2023	3,948
6,115	2.53%, 07/01/2026	6,169
4,225	2.60%, 09/01/2028	4,191
24,202	2.61%, 06/01/26 - 11/01/28	24,087
5,881	2.62%, 05/01/2026	5,974
18,777	2.64%, 06/01/2025	19,069
3,900	2.65%, 03/01/2023	3,974
15,076	2.69%, 12/01/2028	14,998
28,945	2.73%, 04/01/25 - 07/01/28	29,405
1,390	2.75%, 03/01/2022	1,435
4,369	2.77%, 06/01/2023	4,527
7,000	2.78%, 04/01/2026	7,133
22,640	2.81%, 04/01/25 - 05/01/26	23,245
5,890	2.84%, 01/01/2025	6,107
9,585	2.87%, 08/01/2031	9,703
11,707	2.88%, 07/01/2027	11,959

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE

6,136		2.90%, 12/01/24 - 05/01/29	6,255
10,000		2.92%, 01/01/2025	10,375
4,223		2.93%, 01/01/2025	4,361
5,000		2.95%, 11/01/2025	5,167
31,595		2.97%, 12/01/2024	32,871
11,075		2.97%, 12/01/24 - 04/01/28	11,431
3,657		2.99%, 05/01/2031	3,695
2,422		3.00%, 12/01/2026	2,506
2,010		3.01%, 06/01/2031	2,039
5,000		3.03%, 06/01/2031	5,072
11,233		3.05%, 09/01/2024	11,773
29,120		3.07%, 02/01/2025	30,273
8,945		3.09%, 12/01/2024	9,351
22,394		3.13%, 02/01/26 - 03/01/27	23,345
16,836		3.17%, 01/01/2029	17,467
9,190		3.24%, 02/01/2032	9,502
4,225		3.34%, 11/01/2030	4,417
8,606		3.35%, 01/01/2029	9,072
19,449		3.37%, 11/01/20 - 01/01/29	20,523
1,680		3.38%, 01/01/2018	1,678
5,138		3.45%, 01/01/2024	5,487
146,879		3.50%, 05/01/32 - 07/01/46	153,178
15,000		3.51%, 08/01/2023	16,121
1,477		3.59%, 10/01/2020	1,552
4,856		3.64%, 12/01/2023	5,213
1,499		3.66%, 12/01/2021	1,595
1,134		3.73%, 06/01/2018	1,143
5,300		3.76%, 03/01/2024	5,754
1,000		3.77%, 09/01/2021	1,064
76,046		4.00%, 06/01/42 - 05/01/46	81,254
1,255		4.06%, 07/01/2021	1,348
1,938		4.18%, 12/01/2019	2,037
3,527		4.26%, 12/01/2019	3,713
5,834		4.34%, 06/01/2021	6,292
2,236		4.37%, 02/01/2020	2,365
3,000		4.40%, 02/01/2020	3,173
15,234		4.50%, 01/01/20 - 12/01/43	16,483
17		5.00%, 12/01/2032	18
—	(h)	5.50%, 09/01/2017	1
33		6.50%, 04/01/36 - 07/01/36	36
117		GNMA I, 15 Year, Single Family, 6.50%, 10/15/2023	124
		GNMA I, 30 Year, Single Family,
21,044		4.00%, 07/15/46 - 08/15/46	22,448
2,855		4.50%, 05/15/2046	3,114
5,326		6.00%, 08/15/2036	6,079

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	141

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
Mortgage-Backed Securities — continued
135		6.50%, 02/15/28 - 10/15/29	152
49		7.00%, 02/15/24 - 11/15/27	52
39		7.25%, 09/15/21 - 01/15/28	40
25		7.50%, 10/15/22 - 02/15/27	26
—	(h)	7.75%, 02/15/2027	–	(h)
1		8.50%, 11/15/2025	1
17		9.00%, 01/15/22 - 11/15/24	17
1		10.00%, 11/15/2020	1
		GNMA II, 30 Year, Single Family,
5,614		3.50%, 06/20/46 - 07/20/46	5,864
6,142		3.75%, 06/20/46 - 07/20/46	6,458
1,592		4.00%, 06/20/2046	1,684
2,626		6.00%, 11/20/32 - 09/20/38	2,990
554		6.50%, 02/20/29 - 10/20/39	633
2,059		7.00%, 06/20/32 - 01/20/39	2,406
216		7.50%, 08/20/25 - 05/20/32	246
433		8.00%, 08/20/26 - 09/20/31	501

		Total Mortgage-Backed Securities (Cost $1,234,696)	1,240,239

Municipal Bonds — 0.2% (t)
		California — 0.1%
200		Alameda County Joint Powers Authority, Multiple Capital Projects, Series A, Rev., 7.05%, 12/01/2044	294
1,000		Los Angeles City Department of Airports, International Airport, Series C, Rev., 6.58%, 05/15/2039	1,325
1,980		State of California, Various Purpose, GO, 7.35%, 11/01/2039	2,964
774		University of California, Series AD, Rev., 4.86%, 05/15/2112	855

			5,438

		District of Columbia — 0.0% (g)
345		District of Columbia, Water & Sewer Authority, Public Utility, Senior Lien, Series A, Rev., 4.81%, 10/01/2114	391

		Illinois — 0.0% (g)
725		Chicago Transit Authority, Sales & Transfer Tax Receipts-Retiree Health, Series B, Rev., 6.90%, 12/01/2040	962

		New York — 0.1%
		New York State Dormitory Authority, State Personal Income Tax, General Purpose,
560		Series H, Rev., 5.29%, 03/15/2033	671
1,165		Series H, Rev., 5.39%, 03/15/2040	1,482

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	New York — continued
	Port Authority of New York & New Jersey, Consolidated,
1,450	Series 164, Rev., 5.65%, 11/01/2040	1,941
155	Series 165, Rev., 5.65%, 11/01/2040	207
740	Series 174, Rev., 4.46%, 10/01/2062	844

		5,145

	Ohio — 0.0% (g)
1,040	American Municipal Power, Inc., Meldahl Hydroelectric Project, Series B, Rev., 7.50%, 02/15/2050	1,559
1,563	Ohio State University, General Receipts, Series A, Rev., 4.80%, 06/01/2111	1,671

		3,230

	Total Municipal Bonds (Cost $13,005)	15,166

Supranational — 0.0% (g)
1,000	African Development Bank, 8.80%, 09/01/2019	1,137
NZD 1,500	International Finance Corp., 3.50%, 09/05/2017	1,077

	Total Supranational (Cost $2,326)	2,214

U.S. Government Agency Securities — 0.5%
	Financing Corp. STRIPS,
3,100	1.40%, 11/30/2017 (n)	3,091
1,000	1.55%, 05/11/2018 (n)	991
	FNMA,
1,275	3.87%, 05/15/2030	886
1,500	5.63%, 07/15/2037	2,109
385	6.25%, 05/15/2029	530
161	New Valley Generation II, 5.57%, 05/01/2020	171
	Resolution Funding Corp. STRIPS,
1,850	1.36%, 01/15/2021 (n)	1,749
2,770	1.84%, 10/15/2020 (n)	2,631
29,438	1.96%, 07/15/2020 (n)	28,105
440	2.67%, 10/15/2027 (n)	340
495	2.85%, 01/15/2026 (n)	406
	Tennessee Valley Authority,
902	4.63%, 09/15/2060	1,116
2,103	5.25%, 09/15/2039	2,816
1,610	5.88%, 04/01/2036	2,250
500	Tennessee Valley Authority STRIPS, 6.80%, 11/01/2025 (n)	402

	Total U.S. Government Agency Securities (Cost $45,906)	47,593

SEE NOTES TO FINANCIAL STATEMENTS.

142	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
U.S. Treasury Obligations — 20.4%
	U.S. Treasury Bonds,
39,408	2.50%, 02/15/2045	37,716
50,000	2.88%, 08/15/2045	51,502
64,035	3.00%, 11/15/2044	67,679
42,260	3.00%, 05/15/2045	44,621
135,097	3.00%, 11/15/2045	142,538
85	3.50%, 02/15/2039	98
9,250	3.63%, 08/15/2043	10,877
79,172	3.75%, 11/15/2043	95,108
8,674	4.38%, 05/15/2040	11,318
37,318	4.38%, 05/15/2041	48,879
103,000	4.50%, 02/15/2036	135,562
3,890	4.50%, 05/15/2038	5,142
2,500	5.25%, 02/15/2029	3,277
32,500	5.50%, 08/15/2028	43,088
2,625	7.88%, 02/15/2021	3,183
7,920	8.00%, 11/15/2021	9,968
13,600	8.13%, 05/15/2021	16,810
10,000	8.13%, 08/15/2021	12,502
5,000	8.50%, 02/15/2020	5,865
6,000	8.75%, 08/15/2020	7,263
1,000	U.S. Treasury Inflation Linked Bonds, 3.63%, 04/15/2028	2,007
	U.S. Treasury Notes,
10,300	0.88%, 07/31/2019 (k)	10,214
59,100	1.00%, 12/15/2017	59,083
29,022	1.00%, 03/15/2018	29,000
64,000	1.00%, 05/31/2018	63,892
30,000	1.13%, 05/31/2019	29,909
85,296	1.38%, 06/30/2018	85,393
2,000	1.38%, 01/31/2020	2,000
27,565	1.50%, 08/31/2018	27,630
30,644	1.50%, 12/31/2018	30,732
4,750	1.50%, 05/31/2019	4,765
164,545	1.50%, 05/31/2020	164,937
22,879	1.63%, 12/31/2019 (k)	23,016
45,000	1.63%, 11/30/2020	45,188
5,390	1.88%, 09/30/2017	5,393
2,350	1.88%, 10/31/2017	2,353
2,000	2.13%, 08/15/2021	2,041
11,000	2.25%, 11/30/2017	11,031
209,142	2.63%, 11/15/2020	216,560
4,115	2.88%, 03/31/2018	4,155
3,954	3.13%, 05/15/2019	4,075
25,192	3.50%, 05/15/2020	26,591
8,000	4.25%, 11/15/2017	8,051

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE

		U.S. Treasury STRIPS Bonds,
1,050		1.50%, 08/15/2020 (n)	1,005
25		1.53%, 02/15/2020 (n)	24
48,829		1.83%, 08/15/2028 (n)	37,973
15		2.00%, 08/15/2023 (n)	13
67,000		2.07%, 05/15/2029 (n)	50,940
6,495		2.25%, 02/15/2021 (n)	6,152
16,318		2.27%, 05/15/2032 (n)	11,331
7,390		2.27%, 05/15/2022 (n)	6,803
6,231		2.36%, 05/15/2020 (n)	5,999
15,000		2.36%, 05/15/2021 (n)	14,145
640		2.60%, 02/15/2022 (n)	593
60,000		2.70%, 08/15/2040 (n)	31,733
225		2.79%, 02/15/2023 (n)	203
60,162		3.05%, 05/15/2033 (n)	40,593
24,400		3.18%, 02/15/2042 (n)	12,285
48,775		3.19%, 08/15/2041 (n)	25,085
55,512		3.24%, 11/15/2038 (n)	31,251
130		3.29%, 08/15/2019 (n)	127
14,565		3.63%, 11/15/2017 (n)	14,532
14,610		3.72%, 11/15/2021 (n)	13,621
5,000		3.83%, 08/15/2022 (n)	4,573
5,000		3.97%, 11/15/2022 (n)	4,545
42,000		4.55%, 11/15/2033 (n)	27,889
1,606		4.62%, 08/15/2018 (n)	1,587
4,000		4.63%, 02/15/2018 (n)	3,980
2,615		5.30%, 02/15/2028 (n)	2,065

		Total U.S. Treasury Obligations (Cost $1,926,399)	1,960,059

SHARES
Common Stocks — 0.1%
		Consumer Discretionary — 0.0% (g)
		Specialty Retail — 0.0% (g)
40		Nebraska Book Holdings, Inc. (a) (bb)	1

		Energy — 0.1%
		Oil, Gas & Consumable Fuels — 0.1%
200		Frontera Energy Corp., (Colombia) (a)	5,571
41		Penn Virginia Corp. (a)	1,590
—	(h)	Stone Energy Corp. (a)	11

		Total Energy	7,172

		Financials — 0.0% (g)
		Capital Markets — 0.0% (g)
39		Goodman Private (a) (bb)	—	(h)

		Insurance — 0.0% (g)
1,551		ACC Claims Holdings LLC (a) (bb)	15

		Total Financials	15

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	143

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE
Common Stocks — continued
	Telecommunication Services — 0.0% (g)
	Wireless Telecommunication Services — 0.0% (g)
68	NII Holdings, Inc. (a)	45

	Utilities — 0.0% (g)
	Independent Power and Renewable Electricity Producers — 0.0% (g)
4	Dynegy, Inc. (a)	38
18	Vistra Energy Corp.	310

	Total Utilities	348

	Total Common Stocks (Cost $9,875)	7,581

Convertible Preferred Stock — 0.0% (g)
	Consumer Discretionary — 0.0% (g)
	Automobiles — 0.0% (g)
120	General Motors Co., 5.25%, 03/06/2032 (a) (bb) (Cost $—)	—	(h)

Preferred Stocks — 0.0% (g)
	Consumer Discretionary — 0.0% (g)
	Automobiles — 0.0% (g)
	General Motors Co.,
385	6.25%, 07/15/2033 (bb)	—	(h)
21	7.25%, 04/15/2041	—	(h)
42	7.25%, 02/15/2052 (bb)	—	(h)
55	7.38%, 05/15/2048 (bb)	—	(h)
1	7.38%, 10/01/2051	—
1	Motors Liquidation Co., 7.25%, 07/15/2041 (bb)	—

	Total Consumer Discretionary	—	(h)

	Financials — 0.0% (g)
	Capital Markets — 0.0% (g)
46	Goodman Private Preferred Shares (bb)	158

	Insurance — 0.0% (g)
11	Hartford Financial Services Group, Inc. (The), (USD 3 Month LIBOR + 5.60%), 7.88%, 04/15/2042 ($25 par value) (aa)	336
2	XLIT Ltd., (Bermuda), Series D, (USD 3 Month LIBOR + 3.12%), 4.42%, 10/02/2017 ($1,000 par value) (aa) @	2320

		2,656

	Total Financials	2,814

	Total Preferred Stocks (Cost $2,431)	2,814

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — 0.3% (cc)
	Consumer Discretionary — 0.2%
	Hotels, Restaurants & Leisure — 0.1%
11,217	Lila Mexican Holdings LLC, Tranche B, (1 Month LIBOR + 3.00%), 4.23%, 08/11/2022 (aa) (bb)	11,066

	Media — 0.0% (g)
749	iHeartCommunications, Inc., Term Loan D, (1 Month LIBOR + 6.75%), 7.99%, 01/30/2019 (aa)	599
596	iHeartCommunications, Inc., Tranche E Term Loan, (1 Month LIBOR + 7.50%), 8.74%, 07/30/2019 (aa)	476
160	Tribune Media Co., Term Loan B, (1 Month LIBOR + 3.00%), 4.24%, 12/27/2020 (aa)	160
2,993	Vertis, Inc., 1st Lien Term Loan, (USD 1 Month LIBOR + 8.75%), 12.00%, 12/21/2017 (d) (aa) (bb)	—	(h)

		1,235

	Specialty Retail — 0.1%
1,351	Harbor Freight Tools USA, Inc., 1st Lien Term Loan, (1 Month LIBOR + 3.25%), 4.49%, 08/18/2023 (aa)	1,356
542	PetSmart, Inc., Term Loan B, (1 Month LIBOR + 3.00%), 4.24%, 03/11/2022 (aa)	476

		1,832

	Total Consumer Discretionary	14,133

	Consumer Staples — 0.0% (g)
	Food & Staples Retailing — 0.0% (g)
735	BJ’s Wholesale Club, Inc., 2nd Lien Term Loan, (1 Month LIBOR + 7.50%), 8.71%, 02/03/2025 (aa)	705
1,181	Rite Aid Corp., Tranche 2 Term Loan, (1 Month LIBOR + 3.88%), 5.12%, 06/21/2021 (aa)	1,185
145	SUPERVALU, Inc., Delayed Draw Term Loan, (1 Month LIBOR + 3.50%), 4.74%, 06/02/2024 (aa)	140
242	SUPERVALU, Inc., Term Loan B, (1 Month LIBOR + 3.50%), 4.74%, 06/08/2024 (aa)	233

	Total Consumer Staples	2,263

	Energy — 0.1%
	Oil, Gas & Consumable Fuels — 0.1%
1,147	California Resources Corp., 1st Lien Second Out Term Loan, (1 Month LIBOR + 10.38%), 11.60%, 12/31/2021 (aa)	1,214
1,133	Gulf Finance LLC, 1st Lien Term Loan B, (3 Month LIBOR + 5.25%), 6.55%, 08/25/2023 (aa)	1,023

SEE NOTES TO FINANCIAL STATEMENTS.

144	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — continued
	Oil, Gas & Consumable Fuels — continued
1,434	MEG Energy Corp., 1st Lien Term B Loan, (Canada), (1 Month LIBOR + 3.50%), 4.73%, 12/31/2023 (aa)	1,422
2,380	Ultra Resources, Inc., Term Loan, (3 Month LIBOR + 3.00%), 4.31%, 04/12/2024 (aa)	2,376

	Total Energy	6,035

	Health Care — 0.0% (g)
	Pharmaceuticals — 0.0% (g)
991	Concordia Healthcare Corp., Initial Dollar Term Loan, (Canada), (1 Month LIBOR + 4.25%), 5.48%, 10/21/2021 (aa)	703

	Industrials — 0.0% (g)
	Aerospace & Defense — 0.0% (g)
335	MacDonald Dettwiler and Associates Ltd., Term Loan B, (3 Month LIBOR + 2.75%), 3.75%, 07/05/2024 (aa) ^	334

	Information Technology — 0.0% (g)
	Communications Equipment — 0.0% (g)
220	Avaya, Inc., DIP Term Loan, (1 Month LIBOR + 7.50%), 8.73%, 01/24/2018 (d) (aa) ^	223
510	Avaya, Inc., Term Loan B-3 Extending Tranche, (3 Month LIBOR + 4.50%), 5.82%, 10/26/2017 (d) (aa)	427
375	Avaya, Inc., Term Loan B-6, (3 Month LIBOR + 6.50% ), 6.81%, 03/31/2018 (d)	314

		964

	IT Services — 0.0% (g)
1,040	First Data Corp., 1st Lien Term Loan, (1 Month LIBOR + 2.25%), 3.49%, 07/08/2022 (aa)	1,039

	Semiconductors & Semiconductor Equipment — 0.0% (g)
377	Microsemi Corp., Closing Date Term B Loan, (3 Month LIBOR + 2.25%), 3.55%, 01/15/2023 (aa)	377
281	ON Semiconductor Corp., 1st Lien Term Loan B, (1 Month LIBOR + 2.25%), 3.49%, 03/31/2023 (aa)	282

		659

	Total Information Technology	2,662

	Materials — 0.0% (g)
	Containers & Packaging — 0.0% (g)
651	Berry Plastics Corp., 1st Lien Term Loan, (1 Month LIBOR + 2.25%), 3.49%, 10/01/2022 (aa)	651
200	Berry Plastics Corp., Term Loan L, (1 Month LIBOR + 2.25%), 3.48%, 01/06/2021 (aa)	200

	Total Materials	851

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Telecommunication Services — 0.0% (g)
	Diversified Telecommunication Services — 0.0% (g)
484	Cincinnati Bell, Inc., Term Loan, (1 Month LIBOR + 3.00%), 4.23%, 09/10/2020 (aa)	484
813	Cincinnati Bell, Inc., Term Loan B, (3 Month LIBOR + 3.50%), 4.50%, 08/17/2024 (aa) ^	813
556	Consolidated Communications, Inc., Term Loan B, (1 Month LIBOR + 3.00%), 4.24%, 10/05/2023 (aa)	546
1,227	Securus Technologies Holdings, Inc., 1st Lien Term Loan, (3 Month LIBOR + 4.50%), 4.50%, 06/20/2024 (aa) ^	1,236

	Total Telecommunication Services	3,079

	Utilities — 0.0% (g)
	Electric Utilities — 0.0% (g)
922	Texas Competitive Electric Holdings Co. LLC, Term Loan, (1 Month LIBOR + 2.75%), 3.99%, 08/04/2023 (aa)	922
211	Texas Competitive Electric Holdings Co. LLC, Term Loan C, (1 Month LIBOR + 2.75%), 3.98%, 08/04/2023 (aa)	211

	Total Utilities	1,133

	Total Loan Assignments (Cost $34,233)	31,193

NUMBER OF RIGHTS
Rights — 0.0% (g)
	Utilities — 0.0% (g)
	Independent Power and Renewable Electricity Producers — 0.0% (g)
103	Vistra Energy Corp., expiring 12/31/2049 (a) (bb) (Cost $—)	121

NUMBER OF WARRANTS
Warrants — 0.0% (g)
	Consumer Discretionary — 0.0% (g)
	Specialty Retail — 0.0% (g)
9	Nebraska Book Co., Inc., expiring 06/29/2019 (Strike Price $1.00) (a) (bb)	—	(h)
4	Nebraska Book Holdings, Inc., expiring 06/29/2019 (Strike Price $1.00) (a) (bb)	—

	Total Warrants (Cost $— (h))	—	(h)

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	145

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SHARES	SECURITY DESCRIPTION	VALUE
Short-Term Investment — 5.4%
	Investment Company — 5.4%
520,619	JPMorgan Prime Money Market Fund, Institutional Class Shares, 1.18% (b) (l) (Cost $520,718)	520,775

	Total Investments — 99.3% (Cost $9,392,723)	9,559,686
	Other Assets in Excess of Liabilities — 0.7%	62,806

	NET ASSETS — 100.0%	$9,622,492

Percentages indicated are based on net assets.

Futures contracts outstanding as of August 31, 2017:
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	1,145	12/2017	USD	145,415	499
U.S. Treasury Long Bond	93	12/2017	USD	14,517	78

					577

Short Contracts
U.S. Treasury 10 Year Note	(506)	12/2017	USD	(64,262)	(337)
U.S. Treasury 10 Year Ultra Note	(271)	12/2017	USD	(37,004)	(233)
U.S. Treasury 5 Year Note	(137)	12/2017	USD	(16,235)	(22)
U.S. Treasury Long Bond	(55)	12/2017	USD	(8,585)	(65)
U.S. Treasury Ultra Bond	(158)	12/2017	USD	(26,707)	(246)

					(903)

					(326)

SEE NOTES TO FINANCIAL STATEMENTS.

146	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

Forward foreign currency exchange contracts outstanding as of August 31, 2017:
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
USD	980	JPY	107,030	Citibank, NA	09/08/2017	6
BRL	6,725	USD	2,055	Deutsche Bank AG**	09/29/2017	73
BRL	3,314	USD	1,049	Deutsche Bank AG**	09/29/2017	— (h)
MXN	73,059	USD	4,004	Goldman Sachs International	09/29/2017	67
TRY	13,954	USD	3,871	Citibank, NA	09/29/2017	141
TRY	362	USD	100	Societe Generale	09/29/2017	4
ZAR	25,787	USD	1,961	BNP Paribas	09/29/2017	14

Total unrealized appreciation						305

USD	2,318	AUD	3,100	Australia & New Zealand Banking Group Ltd.	09/08/2017	(147)
USD	13,420	EUR	11,778	Australia & New Zealand Banking Group Ltd.	09/08/2017	(603)
USD	12,209	EUR	10,924	National Australia Bank Ltd.	09/08/2017	(797)
USD	1,831	EUR	1,544	Union Bank of Switzerland AG	09/08/2017	(8)
USD	1,008	ZAR	13,167	TD Bank Financial Group	09/08/2017	(4)
BRL	3,041	USD	965	Goldman Sachs International**	09/29/2017	(2)
USD	3,860	BRL	13,079	Goldman Sachs International**	09/29/2017	(279)
USD	1,056	MXN	19,189	Goldman Sachs International	09/29/2017	(13)
USD	1,922	MXN	35,435	Royal Bank of Canada	09/29/2017	(52)
USD	1,014	MXN	18,436	Union Bank of Switzerland AG	09/29/2017	(13)
USD	7,003	TRY	25,094	HSBC Bank, NA	09/29/2017	(213)
USD	1,936	ZAR	25,787	Deutsche Bank AG	09/29/2017	(38)

Total unrealized depreciation						(2,169)

Net unrealized depreciation						(1,864)

**	Non-deliverable forward. See Note 2.E.(3). in the Notes to Financial Statements.

Centrally Cleared Credit default swap contracts outstanding — buy protection (1) as of August 31, 2017:
REFERENCE ENTITY	FINANCING RATE PAID BY THE FUND (%)	PAYMENTS FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%) (2)	NOTIONAL AMOUNT (3)	UPFRONT PAYMENTS (RECEIPTS) ($) (4)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.EM.25-V1	1.00	Quarterly	06/20/2021	1.83	USD 50,000	3,155	(1,776)	1,379

						3,155	(1,776)	1,379

CDX.NA.HY.26-V2	5.00	Quarterly	06/20/2021	2.73	USD 16,100	(550)	(866)	(1,416)

						(550)	(866)	(1,416)

						2,605	(2,642)	(37)

(1)

The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(2)

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(3)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(4)

Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	147

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — 32.9%
	FHLMC REMIC,
23	Series 1343, Class LA, 8.00%, 08/15/2022	25
153	Series 1367, Class K, 5.50%, 09/15/2022	161
27	Series 1591, Class E, 10.00%, 10/15/2023	28
233	Series 1633, Class Z, 6.50%, 12/15/2023	250
173	Series 1694, Class PK, 6.50%, 03/15/2024	188
1,362	Series 1785, Class A, 6.00%, 10/15/2023	1,464
84	Series 1999, Class PU, 7.00%, 10/15/2027	94
165	Series 2031, Class PG, 7.00%, 02/15/2028	189
487	Series 2035, Class PC, 6.95%, 03/15/2028	548
317	Series 2064, Class PD, 6.50%, 06/15/2028	352
251	Series 2095, Class PE, 6.00%, 11/15/2028	279
126	Series 2152, Class BD, 6.50%, 05/15/2029	141
616	Series 2162, Class TH, 6.00%, 06/15/2029	686
386	Series 2367, Class ME, 6.50%, 10/15/2031	429
345	Series 2480, Class EJ, 6.00%, 08/15/2032	377
96	Series 2562, Class PG, 5.00%, 01/15/2018	96
4,072	Series 2611, Class QZ, 5.00%, 05/15/2033	4,567
167	Series 2647, Class A, 3.25%, 04/15/2032	172
89	Series 2651, Class VZ, 4.50%, 07/15/2018	90
125	Series 2656, Class BG, 5.00%, 10/15/2032	125
436	Series 2688, Class DG, 4.50%, 10/15/2023	457
541	Series 2773, Class TB, 4.00%, 04/15/2019	548
821	Series 2841, Class AT, 4.00%, 08/15/2019	829
666	Series 2882, Class QD, 4.50%, 07/15/2034	701
3,387	Series 2915, Class MU, 5.00%, 01/15/2035	3,661
630	Series 2927, Class GA, 5.50%, 10/15/2034	667
871	Series 2931, Class QD, 4.50%, 02/15/2020	888
469	Series 3085, Class VS, HB, IF, 23.81%, 12/15/2035 (z)	800
1,678	Series 3181, Class OP, PO, 07/15/2036	1,450
1,613	Series 3188, Class GE, 6.00%, 07/15/2026	1,813
4,972	Series 3325, Class JL, 5.50%, 06/15/2037	5,554
3,569	Series 3341, Class PE, 6.00%, 07/15/2037	3,987
640	Series 3413, Class B, 5.50%, 04/15/2037	695
4,000	Series 3699, Class QH, 5.50%, 07/15/2040	4,417
3,464	Series 3737, Class DG, 5.00%, 10/15/2030	3,738
5,656	Series 3798, Class AY, 3.50%, 01/15/2026	5,904
4,515	Series 3809, Class BC, 3.50%, 02/15/2026	4,669
6,351	Series 3926, Class MW, 4.50%, 09/15/2026	6,912
3,970	Series 3927, Class PC, 4.50%, 09/15/2041	4,588
14,318	Series 3981, Class PA, 3.00%, 04/15/2031	14,419
13,167	Series 4002, Class MV, 4.00%, 01/15/2030	13,626
10,828	Series 4039, Class SA, IF, IO, 5.27%, 05/15/2042 (z)	1,911
12,000	Series 4047, Class PB, 3.50%, 01/15/2041	12,710

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

5,000		Series 4050, Class VE, 4.00%, 01/15/2029	5,410
4,651		Series 4066, Class VB, 3.50%, 01/15/2029	4,938
2,824		Series 4181, Class VA, 3.00%, 05/15/2026	2,905
18,524		Series 4186, Class JE, 2.00%, 03/15/2033	18,629
11,752		Series 4188, Class JG, 2.00%, 04/15/2033	11,728
8,897		Series 4206, Class DA, 2.00%, 05/15/2033	8,832
1,450		Series 4314, Class DY, 3.50%, 03/15/2029	1,523
2,624		Series 4336, Class YB, 3.00%, 05/15/2029	2,692
6,052		Series 4365, Class HZ, 3.00%, 01/15/2040	5,843
10,000		Series 4458, Class BW, 3.00%, 04/15/2035	10,032
4,875		Series 4594, Class GN, 2.50%, 02/15/2045	4,948
		FHLMC STRIPS,
24		Series 155, Class IO, IO, 7.00%, 11/01/2023	4
14,719		Series 264, Class 30, 3.00%, 07/15/2042	14,771
8,655		Series 267, Class 30, 3.00%, 08/15/2042	8,686
		FHLMC, Structured Pass-Through Securities Certificates,
1,398		Series T-51, Class 1A, 6.50%, 09/25/2043 (z)	1,638
1,581		Series T-54, Class 2A, 6.50%, 02/25/2043	1,879
748		Series T-56, Class APO, PO, 05/25/2043	662
6,387		FNMA, 2.68%, 12/25/2026 (z)	6,346
512		FNMA Grantor Trust, Series 2004-T1, Class 1A2, 6.50%, 01/25/2044	592
		FNMA REMIC,
—	(h)	Series 1988-16, Class B, 9.50%, 06/25/2018	—	(h)
72		Series 1993-110, Class H, 6.50%, 05/25/2023	78
55		Series 1993-146, Class E, PO, 05/25/2023	52
959		Series 1993-155, Class PJ, 7.00%, 09/25/2023	1,059
11		Series 1993-205, Class H, PO, 09/25/2023	10
15		Series 1993-217, Class H, PO, 08/25/2023	14
12		Series 1993-228, Class G, PO, 09/25/2023	12
317		Series 1994-37, Class L, 6.50%, 03/25/2024	346
1,153		Series 1994-51, Class PV, 6.00%, 03/25/2024	1,242
604		Series 1998-58, Class PC, 6.50%, 10/25/2028	679
211		Series 2000-8, Class Z, 7.50%, 02/20/2030	250
325		Series 2001-33, Class ID, IO, 6.00%, 07/25/2031	71
16		Series 2002-73, Class OE, 5.00%, 11/25/2017	16
449		Series 2002-92, Class FB, 1.88%, 04/25/2030 (z)	457

SEE NOTES TO FINANCIAL STATEMENTS.

148	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
2,853	Series 2003-21, Class PZ, 4.50%, 03/25/2033	3,022
117	Series 2003-67, Class SA, HB, IF, 37.48%, 10/25/2031 (z)	179
1,795	Series 2003-128, Class DY, 4.50%, 01/25/2024	1,899
785	Series 2004-46, Class QD, IF, 19.06%, 03/25/2034 (z)	1,038
1,167	Series 2004-54, Class FL, 1.63%, 07/25/2034 (z)	1,168
681	Series 2004-60, Class PA, 5.50%, 04/25/2034	694
5,277	Series 2005-22, Class EH, 5.00%, 04/25/2035	5,663
852	Series 2005-58, Class EP, 5.50%, 07/25/2035	935
532	Series 2005-62, Class DX, 5.00%, 05/25/2034	537
1,106	Series 2005-83, Class LA, 5.50%, 10/25/2035	1,231
4,474	Series 2005-116, Class PC, 6.00%, 01/25/2036	4,989
3,207	Series 2006-3, Class SB, IF, IO, 5.47%, 07/25/2035 (z)	391
5,309	Series 2006-51, Class FP, 1.58%, 03/25/2036 (z)	5,318
69	Series 2006-81, Class FA, 1.58%, 09/25/2036 (z)	69
704	Series 2006-110, Class PO, PO, 11/25/2036	631
2,258	Series 2007-76, Class PE, 6.00%, 08/25/2037	2,568
555	Series 2009-89, Class A1, 5.41%, 05/25/2035	575
46	Series 2010-4, Class SL, IF, 8.81%, 02/25/2040 (z)	58
909	Series 2010-11, Class CB, 4.50%, 02/25/2040	970
5,347	Series 2010-47, Class MB, 5.00%, 09/25/2039	5,870
3,879	Series 2010-68, Class EP, 4.50%, 12/25/2039	4,120
5,000	Series 2010-117, Class DY, 4.50%, 10/25/2025	5,421
4,274	Series 2010-155, Class B, 3.50%, 01/25/2026	4,505
11,500	Series 2011-145, Class PB, 3.50%, 01/25/2032	12,120
8,121	Series 2012-47, Class QE, 4.00%, 05/25/2038	8,328
5,566	Series 2012-50, Class HY, 4.00%, 05/25/2042	6,018

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

5,680	Series 2012-60, Class EP, 3.00%, 04/25/2042	5,772
15,662	Series 2012-63, Class VA, 4.00%, 08/25/2023	16,393
5,750	Series 2012-100, Class AY, 3.00%, 09/25/2032	5,868
1,400	Series 2012-141, Class PB, 2.50%, 12/25/2042	1,314
5,300	Series 2013-106, Class PY, 3.00%, 10/25/2033	5,437
3,699	Series 2013-130, Class GY, 3.50%, 01/25/2034	3,930
6,000	Series 2015-11, Class AQ, 3.00%, 03/25/2035	5,960
4,000	Series 2015-28, Class GB, 3.50%, 05/25/2035	4,201
4,653	Series 2015-41, Class AY, 3.00%, 06/25/2035	4,678
11,897	Series 2015-48, Class DE, 3.00%, 10/25/2044	12,116
4,491	Series 2016-28, Class DW, 3.50%, 05/25/2036	4,772
17,537	Series 2016-38, Class NA, 3.00%, 01/25/2046	18,064
14,830	Series 2016-45, Class PC, 3.00%, 09/25/2045	15,243
6	Series G92-35, Class EB, 7.50%, 07/25/2022	7
1	Series G92-44, Class ZQ, 8.00%, 07/25/2022	1
	FNMA REMIC Trust,
130	Series 1999-W4, Class A9, 6.25%, 02/25/2029	142
1,335	Series 2002-W7, Class A4, 6.00%, 06/25/2029	1,481
642	Series 2003-W1, Class 1A1, 6.50%, 12/25/2042 (z)	699
346	Series 2003-W1, Class 2A, 7.50%, 12/25/2042 (z)	397
2,132	Series 2005-W1, Class 1A2, 6.50%, 10/25/2044	2,478
1,261	Series 2009-W1, Class A, 6.00%, 12/25/2049	1,434
	FNMA STRIPS,
1,337	Series 278, Class 1, 1.98%, 08/25/2025 (z)	1,362
457	Series 278, Class 3, 2.05%, 11/25/2023 (z)	462
72	Series 343, Class 23, IO, 4.00%, 10/25/2018	1

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	149

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	GNMA,
3,285	Series 2004-27, Class PD, 5.50%, 04/20/2034	3,644
682	Series 2008-15, Class NB, 4.50%, 02/20/2038	731
3,878	Series 2008-40, Class SA, IF, IO, 5.17%, 05/16/2038 (z)	674
13,352	Series 2009-42, Class TX, 4.50%, 06/20/2039	14,385
3,546	Series 2009-69, Class WM, 5.50%, 08/20/2039	3,926
13,831	Series 2011-29, Class Z, 5.00%, 05/20/2040	16,517

	Total Collateralized Mortgage Obligations (Cost $443,488)	451,955

Commercial Mortgage-Backed Securities — 6.4%
	FHLMC, Multifamily Structured Pass-Through Certificates,
6,026	Series K046, Class A2, 3.21%, 03/25/2025	6,361
6,500	Series K048, Class A2, 3.28%, 06/25/2025 (z)	6,885
3,519	Series K049, Class A2, 3.01%, 07/25/2025	3,661
6,716	Series K052, Class A2, 3.15%, 11/25/2025	7,061
5,145	FHLMC, Structured Pass-Through Securities Certificates, Series KJ14, Class A2, 2.81%, 09/25/2024	5,279
	FNMA ACES,
4,464	Series 2015-M13, Class A2, 2.80%, 06/25/2025 (z)	4,532
19,357	Series 2016-M1, Class A2, 2.94%, 01/25/2026 (z)	19,865
6,000	Series 2017-M3, Class A2, 2.57%, 12/25/2026 (z)	5,965
4,394	Series 2017-M7, Class A2, 2.96%, 02/25/2027 (z)	4,496
12,000	Series 2017-M8, Class A2, 3.06%, 05/25/2027 (z)	12,426
10,535	FNMA Grantor Trust, Series 2017-T1, Class A, 2.90%, 06/25/2027	10,669

	Total Commercial Mortgage-Backed Securities (Cost $85,553)	87,200

Foreign Government Security — 0.5%
7,527	Israel Government AID Bond, (Israel), Zero Coupon, 09/15/2019 (Cost $7,167)	7,274

Mortgage-Backed Securities — 10.8%
	FHLMC,
2	ARM, 1.83%, 07/01/2030 (z)	2
2	ARM, 1.90%, 02/01/2019 (z)	2

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

11		ARM, 2.01%, 08/01/2018 (z)	11
—	(h)	ARM, 2.03%, 03/01/2018 (z)	1
6		ARM, 2.38%, 06/01/2018 (z)	6
17		ARM, 2.40%, 01/01/2021 (z)	17
3		ARM, 2.59%, 11/01/2018 (z)	3
90		ARM, 2.82%, 01/01/2027 (z)	94
13		ARM, 3.02%, 04/01/2030 (z)	14
845		ARM, 3.22%, 03/01/2037 (z)	883
—	(h)	ARM, 3.38%, 01/01/2020 (z)	—	(h)
170		FHLMC, Gold Pools, 20 Year, Single Family, 4.50%, 05/01/2024	183
		FHLMC Gold Pools, 30 Year, Single Family,
866		4.50%, 10/01/2040	934
251		5.50%, 11/01/2033	275
64		6.00%, 02/01/2032	73
281		6.50%, 01/01/2024 - 06/01/2029	318
625		7.00%, 08/01/2025 - 09/01/2029	699
28		7.50%, 09/01/2024 - 08/01/2025	30
19		8.00%, 11/01/2024	20
71		8.50%, 05/01/2024 - 07/01/2028	80
1		9.00%, 01/01/2021 - 11/01/2021	—	(h)
		FNMA,
14		ARM, 1.85%, 06/01/2029 (z)	14
5		ARM, 1.87%, 09/01/2017 - 06/01/2020 (z)	5
66		ARM, 1.90%, 11/01/2027 - 11/01/2040 (z)	66
4,886		ARM, 2.01%, 12/01/2025 (z)	4,881
7		ARM, 2.54%, 08/01/2019 (z)	7
—	(h)	ARM, 3.00%, 01/01/2029 (z)	—	(h)
—	(h)	ARM, 6.00%, 12/01/2018 (z)	—	(h)
3		ARM, 6.04%, 04/01/2019 (z)	3
		FNMA, 15 Year, Single Family,
1,873		4.00%, 04/01/2019 - 09/01/2025	1,965
300		4.50%, 03/01/2019	307
16		5.50%, 03/01/2018	16
254		FNMA, 20 Year, Single Family, 5.00%, 11/01/2023	278
		FNMA, 30 Year, Single Family,
7,049		3.00%, 03/01/2043 - 09/01/2046	7,156
16,155		3.50%, 05/01/2042 - 09/01/2046	16,872
29,724		4.00%, 06/01/2043 - 06/01/2045	31,880
208		4.50%, 03/01/2038	224
1,295		5.00%, 11/01/2033	1,444
7,875		5.50%, 02/01/2029 - 05/01/2036	8,910
1,167		6.00%, 07/01/2036	1,356
287		6.50%, 06/01/2026 - 04/01/2032	333
2,940		7.00%, 02/01/2024 - 03/01/2035	3,556

SEE NOTES TO FINANCIAL STATEMENTS.

150	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Mortgage-Backed Securities — continued
20		7.50%, 03/01/2030	22
—	(h)	10.00%, 07/01/2020	—	(h)
		FNMA, Other,
6,952		2.63%, 12/01/2026	7,029
6,427		2.97%, 05/01/2026	6,674
5,895		2.97%, 06/01/2027	6,053
6,832		3.01%, 02/01/2027	7,056
6,500		3.10%, 01/01/2026	6,805
7,214		3.12%, 01/01/2022	7,534
8,758		3.26%, 01/01/2022	9,171
3,000		3.30%, 11/01/2026	3,161
27		6.00%, 09/01/2028	30
6,500		2.81%, 04/01/2025	6,681
4,335		3.77%, 12/01/2025	4,723
		GNMA I, 30 Year, Single Family,
303		6.50%, 06/15/2023 - 02/15/2024	334
131		7.00%, 12/15/2022 - 06/15/2028	134
224		7.50%, 02/15/2022 - 02/15/2028	240
86		8.00%, 07/15/2022 - 08/15/2026	93
141		9.00%, 08/15/2021 -11/15/2024	152
—	(h)	9.50%, 08/15/2018	—	(h)
		GNMA II, 30 Year, Single Family,
140		8.00%, 11/20/2026 - 11/20/2027	162

		Total Mortgage-Backed Securities (Cost $145,585)	148,972

U.S. Government Agency Securities — 19.5%
		FFCB,
10,000		5.75%, 05/11/2026	12,629
12,824		5.75%, 12/07/2028	16,547
		FNMA,
10,000		4.50%, 05/15/2030 (n)	6,951
10,000		6.25%, 05/15/2029	13,762
30,000		9.88%, 10/09/2019 (n)	28,940
		FNMA STRIPS,
8,000		2.40%, 10/08/2027 (n)	6,151
9,200		14.24%, 05/29/2026 (n)	7,367
		Resolution Funding Corp. STRIPS,
18,300		1.99%, 10/15/2020 (n)	17,384
57,000		2.17%, 07/15/2020 (n)	54,419
5,000		2.32%, 01/15/2021 (n)	4,726
60,673		3.53%, 10/15/2019 (n)	58,740
15,700		4.97%, 01/15/2030 (n)	11,167
5,000		15.69%, 04/15/2030 (n)	3,520
15,000		16.25%, 04/15/2028 (n)	11,396
14,740		Tennessee Valley Authority STRIPS, 5.39%, 12/15/2017 (n)	14,684

		Total U.S. Government Agency Securities (Cost $246,436)	268,383

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligations — 26.1%
	U.S. Treasury Bonds,
13,000	2.88%, 08/15/2045	13,391
31,000	3.00%, 05/15/2045	32,732
20,000	5.25%, 11/15/2028	26,127
2,500	7.13%, 02/15/2023	3,194
3,935	7.25%, 08/15/2022	4,965
3,635	8.00%, 11/15/2021	4,575
1,020	9.00%, 11/15/2018	1,115
27,500	U.S. Treasury Inflation Linked Bonds, 1.38%, 02/15/2044	32,310
	U.S. Treasury Notes,
25,000	0.75%, 04/30/2018	24,925
35,000	1.63%, 02/15/2026	33,801
35,000	1.88%, 09/30/2017	35,023
20,000	2.00%, 08/15/2025	19,954
30,000	2.63%, 11/15/2020	31,064
25,000	4.25%, 11/15/2017	25,161
72,500	U.S. Treasury STRIPS Bonds, 2.08%, 05/15/2020 (n)	69,800

	Total U.S. Treasury Obligations (Cost $349,162)	358,137

SHARES
Short-Term Investment — 3.7%
	Investment Company — 3.7%
50,149	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.88% (b) (l) (Cost $50,149)	50,149

	Total Investments — 99.9% (Cost $1,327,540)	1,372,070
	Other Assets in Excess of Liabilities — 0.1%	860

	NET ASSETS — 100.0%	$1,372,930

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	151

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 0.0% (g)
150	CWABS Asset-Backed Certificates Trust, Series 2004-13, Class MV8, 3.78%, 01/25/2035 (z) (bb)	4
1,341	Unipac IX LLC, 13.00%, 12/31/2020 (bb)	1,274

	Total Asset-Backed Securities (Cost $1,323)	1,278

Convertible Bonds — 0.1%
	Consumer Discretionary — 0.1%
	Media — 0.1%
	Liberty Interactive LLC,
4,444	3.75%, 02/15/2030	3,072
2,570	4.00%, 11/15/2029	1,773

		4,845

	Specialty Retail — 0.0% (g)
2,626	Nebraska Book Holdings, Inc., 2.00%, 04/01/2026 (d) (e) (bb)	—	(h)

	Total Convertible Bonds (Cost $4,766)	4,845

Corporate Bonds — 88.4%
	Consumer Discretionary — 17.5%
	Auto Components — 1.5%
	American Axle & Manufacturing, Inc.,
29,422	6.25%, 04/01/2025 (e)	29,275
29,530	6.50%, 04/01/2027 (e)	29,087
	Goodyear Tire & Rubber Co. (The),
29,821	4.88%, 03/15/2027	30,343
30,860	5.00%, 05/31/2026	32,210
	Icahn Enterprises LP,
18,572	5.88%, 02/01/2022	19,100
4,725	6.00%, 08/01/2020	4,867
4,579	6.25%, 02/01/2022	4,722
4,579	6.75%, 02/01/2024	4,821
3,849	JB Poindexter & Co., Inc., 9.00%, 04/01/2022 (e)	4,032

		158,457

	Automobiles — 0.3%
7,889	Fiat Chrysler Automobiles NV, (United Kingdom), 5.25%, 04/15/2023	8,362
	General Motors Co.,
9,300	7.40%, 09/01/2025 (d) (bb)	—	(h)
25,800	7.70%, 04/15/2016 (d) (bb)	—	(h)
	Motors Liquidation Co.,
10,255	6.75%, 05/01/2028 (d) (bb)	—	(h)
6,000	7.38%, 05/23/2048 (bb)	—	(h)
3,415	7.75%, 03/15/2036 (bb)	—	(h)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Automobiles — continued
12,550	8.10%, 06/15/2024 (d) (bb)	—	(h)
20,000	8.25%, 07/15/2023 (bb)	—	(h)
34,006	8.38%, 07/15/2033 (bb)	—	(h)
23,760	Tesla, Inc., 5.30%, 08/15/2025 (e)	23,389

		31,751

	Distributors — 0.4%
	Global Partners LP,
7,245	6.25%, 07/15/2022	7,299
10,545	7.00%, 06/15/2023 (bb)	10,572
12,930	LKQ Corp., 4.75%, 05/15/2023	13,253
7,890	Univar USA, Inc., 6.75%, 07/15/2023 (e)	8,205

		39,329

	Diversified Consumer Services — 0.1%
	Service Corp. International,
4,190	5.38%, 05/15/2024	4,457
10,170	8.00%, 11/15/2021	11,975

		16,432

	Hotels, Restaurants & Leisure — 3.8%
29,057	1011778 BC ULC, (Canada), 4.25%, 05/15/2024 (e)	29,420
	Boyd Gaming Corp.,
2,035	6.38%, 04/01/2026	2,211
10,438	6.88%, 05/15/2023	11,221
4,382	CCM Merger, Inc., 6.00%, 03/15/2022 (e)	4,557
2,960	Cedar Fair LP, 5.38%, 04/15/2027 (e)	3,108
20,268	Chukchansi Economic Development Authority, 9.75%, 05/30/2020 (d) (e) (bb)	11,147
12,937	Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.50%, 07/01/2019 (e)	12,646
	Eldorado Resorts, Inc.,
2,034	6.00%, 04/01/2025	2,161
5,505	7.00%, 08/01/2023	5,918
15,795	ESH Hospitality, Inc., 5.25%, 05/01/2025 (e)	16,269
7,215	Gateway Casinos & Entertainment Ltd., (Canada), 8.25%, 03/01/2024 (e)	7,522
	GLP Capital LP,
3,065	5.38%, 11/01/2023	3,318
9,245	5.38%, 04/15/2026	10,031
5,620	Golden Nugget, Inc., 8.50%, 12/01/2021 (e)	5,873
6,365	Hilton Domestic Operating Co., Inc., 4.25%, 09/01/2024	6,526
7,322	Hilton Grand Vacations Borrower LLC, 6.13%, 12/01/2024 (e)	8,036

SEE NOTES TO FINANCIAL STATEMENTS.

152	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Hotels, Restaurants & Leisure — continued
	Hilton Worldwide Finance LLC,
8,526	4.63%, 04/01/2025	8,909
4,252	4.88%, 04/01/2027	4,496
22,065	International Game Technology plc, 6.50%, 02/15/2025 (e)	24,768
13,430	Jack Ohio Finance LLC, 6.75%, 11/15/2021 (e)	13,967
18,370	KFC Holding Co., 4.75%, 06/01/2027 (e)	18,852
30,728	Landry’s, Inc., 6.75%, 10/15/2024 (e)	31,112
	MGM Resorts International,
13,083	4.63%, 09/01/2026	13,312
11,340	6.00%, 03/15/2023	12,531
5,430	6.63%, 12/15/2021	6,095
7,080	7.75%, 03/15/2022	8,283
8,908	Sabre GLBL, Inc., 5.38%, 04/15/2023 (e)	9,164
	Scientific Games International, Inc.,
12,000	7.00%, 01/01/2022 (e)	12,810
18,125	10.00%, 12/01/2022	20,164
19,878	Seminole Hard Rock Entertainment, Inc., 5.88%, 05/15/2021 (e)	19,928
7,024	Shingle Springs Tribal Gaming Authority, 9.75%, 09/01/2021 (e)	7,367
18,560	Six Flags Entertainment Corp., 4.88%, 07/31/2024 (e)	18,723
3,000	Speedway Motorsports, Inc., 5.13%, 02/01/2023	3,090
13,385	Wynn Las Vegas LLC, 5.50%, 03/01/2025 (e)	13,954

		387,489

	Household Durables — 0.9%
8,025	American Greetings Corp., 7.88%, 02/15/2025 (e)	8,707
	CalAtlantic Group, Inc.,
3,899	5.25%, 06/01/2026	4,016
955	5.38%, 10/01/2022	1,034
18,956	5.88%, 11/15/2024	20,567
2,625	M/I Homes, Inc., 5.63%, 08/01/2025 (e)	2,664
	Mattamy Group Corp., (Canada),
7,892	6.50%, 11/15/2020 (e)	8,050
6,289	6.88%, 12/15/2023 (e)	6,399
14,382	New Home Co., Inc. (The), 7.25%, 04/01/2022 (e)	14,885
	Tempur Sealy International, Inc.,
1,798	5.50%, 06/15/2026	1,856
14,420	5.63%, 10/15/2023	15,015
7,810	Toll Brothers Finance Corp., 5.63%, 01/15/2024	8,435

		91,628

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Internet & Direct Marketing Retail — 0.1%
	Netflix, Inc.,
4,716	4.38%, 11/15/2026 (e)	4,598
7,800	5.50%, 02/15/2022	8,385

		12,983

	Media — 8.5%
	Altice Financing SA, (Luxembourg),
8,515	6.50%, 01/15/2022 (e)	8,813
13,622	6.63%, 02/15/2023 (e)	14,405
22,385	7.50%, 05/15/2026 (e)	24,516
	Altice Luxembourg SA, (Luxembourg),
5,572	7.63%, 02/15/2025 (e)	6,030
24,863	7.75%, 05/15/2022 (e)	26,386
	Altice US Finance I Corp.,
28,673	5.38%, 07/15/2023 (e)	30,035
19,753	5.50%, 05/15/2026 (e)	20,901
	AMC Entertainment Holdings, Inc.,
8,100	5.75%, 06/15/2025	7,695
7,075	5.88%, 11/15/2026	6,642
6,783	6.13%, 05/15/2027	6,350
	AMC Networks, Inc.,
2,630	4.75%, 12/15/2022	2,712
9,153	4.75%, 08/01/2025	9,176
15,375	5.00%, 04/01/2024	15,856
25,469	Cablevision Systems Corp., 8.00%, 04/15/2020	28,175
	Clear Channel Worldwide Holdings, Inc.,
12,665	Series A, 6.50%, 11/15/2022	12,950
2,650	Series A, 7.63%, 03/15/2020	2,610
24,700	Series B, 6.50%, 11/15/2022	25,379
28,848	Series B, 7.63%, 03/15/2020	28,740
	CSC Holdings LLC,
11,721	5.25%, 06/01/2024	12,029
15,548	5.50%, 04/15/2027 (e)	16,248
19,020	6.75%, 11/15/2021	21,023
3,220	10.13%, 01/15/2023 (e)	3,730
2,372	10.88%, 10/15/2025 (e)	2,917
	DISH DBS Corp.,
4,298	5.00%, 03/15/2023	4,439
3,933	5.88%, 07/15/2022	4,240
8,813	5.88%, 11/15/2024	9,507
73,890	6.75%, 06/01/2021	81,556
19,212	7.75%, 07/01/2026	22,550
12,947	EMI Music Publishing Group North America Holdings, Inc., 7.63%, 06/15/2024 (e)	14,274

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	153

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Media — continued
4,141	EW Scripps Co. (The), 5.13%, 05/15/2025 (e)	4,193
	Gray Television, Inc.,
12,865	5.13%, 10/15/2024 (e)	13,042
7,730	5.88%, 07/15/2026 (e)	7,962
4,957	iHeartCommunications, Inc., 9.00%, 12/15/2019	3,941
	Lamar Media Corp.,
1,425	5.38%, 01/15/2024	1,494
8,075	5.75%, 02/01/2026	8,711
9,255	Liberty Interactive LLC, 8.25%, 02/01/2030	10,296
6,089	LIN Television Corp., 5.88%, 11/15/2022	6,333
20,080	Live Nation Entertainment, Inc., 4.88%, 11/01/2024 (e)	20,482
9,733	Mediacom Broadband LLC, 6.38%, 04/01/2023	10,135
	Nexstar Broadcasting, Inc.,
4,770	5.63%, 08/01/2024 (e)	4,937
3,895	6.13%, 02/15/2022 (e)	4,061
	Outfront Media Capital LLC,
8,651	5.63%, 02/15/2024	8,997
12,319	5.88%, 03/15/2025	12,849
3,070	Quebecor Media, Inc., (Canada), 5.75%, 01/15/2023	3,285
3,825	Quebecor, Inc., (Canada), 9.75%, 01/15/2016 (d) (bb)	–	(h)
4,975	Regal Entertainment Group, 5.75%, 02/01/2025	4,950
	Sinclair Television Group, Inc.,
8,500	5.13%, 02/15/2027 (e)	8,245
9,226	5.63%, 08/01/2024 (e)	9,436
	Sirius XM Radio, Inc.,
13,019	4.63%, 05/15/2023 (e)	13,410
13,098	5.00%, 08/01/2027 (e)	13,458
16,310	5.38%, 04/15/2025 (e)	17,241
	TEGNA, Inc.,
11,365	5.50%, 09/15/2024 (e)	11,961
14,885	6.38%, 10/15/2023	15,797
11,642	Unitymedia GmbH, (Germany), 6.13%, 01/15/2025 (e)	12,456
12,744	Unitymedia Hessen GmbH & Co. KG, (Germany), 5.50%, 01/15/2023 (e)	13,190
	Univision Communications, Inc.,
15,025	5.13%, 05/15/2023 (e)	15,288
21,224	5.13%, 02/15/2025 (e)	21,330
16,497	6.75%, 09/15/2022 (e)	17,091

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Media — continued
13,662	UPCB Finance IV Ltd., (Netherlands), 5.38%, 01/15/2025 (e)	14,174
	Videotron Ltd., (Canada),
3,312	5.13%, 04/15/2027 (e)	3,411
19,592	5.38%, 06/15/2024 (e)	20,890
	WMG Acquisition Corp.,
3,014	4.88%, 11/01/2024 (e)	3,089
5,651	5.00%, 08/01/2023 (e)	5,835
17,129	5.63%, 04/15/2022 (e)	17,836
19,439	6.75%, 04/15/2022 (e)	20,411
6,395	Ziggo Bond Finance BV, (Netherlands), 5.88%, 01/15/2025 (e)	6,627
10,755	Ziggo Secured Finance BV, (Netherlands), 5.50%, 01/15/2027 (e)	11,091

		867,819

	Multiline Retail — 0.4%
3,761	Cumberland Farms, Inc., 6.75%, 05/01/2025 (e)	4,038
16,000	Dollar Tree, Inc., 5.75%, 03/01/2023	16,880
4,490	JC Penney Corp., Inc., 5.88%, 07/01/2023 (e)	4,507
23,800	Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/2021 (e)	12,198

		37,623

	Specialty Retail — 1.4%
42,804	Arch Merger Sub, Inc., 8.50%, 09/15/2025 (e)	41,734
3,857	Caleres, Inc., 6.25%, 08/15/2023	4,050
	Claire’s Stores, Inc.,
11,275	6.13%, 03/15/2020 (e)	5,398
32,700	9.00%, 03/15/2019 (e)	17,004
	L Brands, Inc.,
6,900	6.75%, 07/01/2036	6,535
5,030	6.88%, 11/01/2035	4,816
10,800	Party City Holdings, Inc., 6.13%, 08/15/2023 (e)	11,286
20,790	Penske Automotive Group, Inc., 5.50%, 05/15/2026	20,998
	PetSmart, Inc.,
4,258	5.88%, 06/01/2025 (e)	3,800
9,650	7.13%, 03/15/2023 (e)	7,865
8,300	8.88%, 06/01/2025 (e)	6,910
	Sally Holdings LLC,
3,950	5.50%, 11/01/2023	4,009
2,650	5.63%, 12/01/2025	2,707
4,193	Sonic Automotive, Inc., 6.13%, 03/15/2027	4,224

		141,336

SEE NOTES TO FINANCIAL STATEMENTS.

154	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Textiles, Apparel & Luxury Goods — 0.1%
1,877	Hanesbrands, Inc., 4.63%, 05/15/2024 (e)	1,952
4,600	Levi Strauss & Co., 5.00%, 05/01/2025	4,807

		6,759

	Total Consumer Discretionary	1,791,606

	Consumer Staples — 4.7%
	Beverages — 0.1%
11,563	Cott Holdings, Inc., (Canada), 5.50%, 04/01/2025 (e)	12,127

	Food & Staples Retailing — 2.1%
	Albertsons Cos. LLC,
20,778	5.75%, 03/15/2025	18,726
57,765	6.63%, 06/15/2024	55,137
	New Albertson’s, Inc.,
8,404	7.45%, 08/01/2029	7,335
14,069	8.00%, 05/01/2031	12,275
8,944	8.70%, 05/01/2030	8,206
3,978	Series C, 6.63%, 06/01/2028	3,302
19,566	Rite Aid Corp., 6.13%, 04/01/2023 (e)	19,224
	SUPERVALU, Inc.,
30,435	6.75%, 06/01/2021	29,370
55,645	7.75%, 11/15/2022	52,862
8,859	Tops Holding LLC, 8.00%, 06/15/2022 (e)	6,489

		212,926

	Food Products — 1.8%
18,215	Dean Foods Co., 6.50%, 03/15/2023 (e)	18,534
16,796	Dole Food Co., Inc., 7.25%, 06/15/2025 (e)	18,014
	JBS USA LUX SA, (Brazil),
3,670	5.75%, 06/15/2025 (e)	3,677
29,785	5.88%, 07/15/2024 (e)	29,966
42,297	7.25%, 06/01/2021 (e)	43,232
16,368	7.25%, 06/01/2021 (e)	16,730
1,400	8.25%, 02/01/2020 (e)	1,422
2,184	Pilgrim’s Pride Corp., 5.75%, 03/15/2025 (e)	2,252
	Post Holdings, Inc.,
21,974	5.00%, 08/15/2026 (e)	21,974
10,811	5.50%, 03/01/2025 (e)	11,243
16,538	5.75%, 03/01/2027 (e)	17,117
2,402	SEATRK, 14.00%, 06/30/2018 (bb)	2,426

		186,587

	Household Products — 0.3%
19,363	Kronos Acquisition Holdings, Inc., (Canada), 9.00%, 08/15/2023 (e)	19,174

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Household Products — continued
	Spectrum Brands, Inc.,
2,916	5.75%, 07/15/2025	3,102
4,549	6.13%, 12/15/2024	4,879

		27,155

	Personal Products — 0.4%
18,644	Nature’s Bounty Co. (The), 7.63%, 05/15/2021 (e)	19,902
	Revlon Consumer Products Corp.,
10,083	5.75%, 02/15/2021	9,021
16,055	6.25%, 08/01/2024	12,963

		41,886

	Total Consumer Staples	480,681

	Energy — 10.1%
	Energy Equipment & Services — 2.3%
7,325	Archrock Partners LP, 6.00%, 10/01/2022	7,087
8,400	CSI Compressco LP, 7.25%, 08/15/2022	7,560
5,894	Diamond Offshore Drilling, Inc., 7.88%, 08/15/2025	5,909
4,798	Ensco plc, 5.20%, 03/15/2025	3,575
	KCA Deutag UK Finance plc, (United Kingdom),
12,543	7.25%, 05/15/2021 (e)	11,540
15,069	9.88%, 04/01/2022 (e)	14,918
4,645	Nabors Industries, Inc., 5.50%, 01/15/2023	4,346
	Noble Holding International Ltd., (United Kingdom),
967	5.25%, 03/15/2042	546
6,316	6.20%, 08/01/2040	3,806
14,887	Parker Drilling Co., 6.75%, 07/15/2022	11,314
	Precision Drilling Corp., (Canada),
5,867	5.25%, 11/15/2024	5,119
3,000	6.50%, 12/15/2021	2,910
5,672	Rowan Cos., Inc., 7.38%, 06/15/2025	5,133
16,769	Sea Trucks Group Ltd., (Nigeria), Reg. S, 9.00%, 03/26/2018 (d) (e)	5,198
1,009	SESI LLC, 7.13%, 12/15/2021	1,014
29,969	Shelf Drilling Holdings Ltd., (United Arab Emirates), 9.50%, 11/02/2020 (e)	28,920
17,977	Transocean Proteus Ltd., 6.25%, 12/01/2024 (e)	18,831
	Transocean, Inc.,
2,516	5.80%, 10/15/2022	2,384
24,007	6.80%, 03/15/2038	18,365
3,214	7.50%, 04/15/2031	2,724
22,336	9.00%, 07/15/2023 (e)	23,788
7,571	9.35%, 12/15/2041	6,947

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	155

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Energy Equipment & Services — continued
6,344	Trinidad Drilling Ltd., (Canada), 6.63%, 02/15/2025 (e)	5,868
19,653	Unit Corp., 6.63%, 05/15/2021	19,309
	Weatherford International Ltd.,
11,323	4.50%, 04/15/2022	10,106
4,766	6.50%, 08/01/2036	3,956
846	6.75%, 09/15/2040	711
6,830	7.00%, 03/15/2038	5,771
3,319	8.25%, 06/15/2023	3,252

		240,907

	Oil, Gas & Consumable Fuels — 7.8%
	Andeavor Logistics LP,
21,350	5.25%, 01/15/2025	22,631
7,660	6.38%, 05/01/2024	8,330
	Antero Resources Corp.,
31,253	5.13%, 12/01/2022	31,331
12,202	5.38%, 11/01/2021	12,416
	Baytex Energy Corp., (Canada),
1,254	5.13%, 06/01/2021 (e)	1,126
2,694	5.63%, 06/01/2024 (e)	2,283
5,420	Blue Racer Midstream LLC, 6.13%, 11/15/2022 (e)	5,569
12,398	California Resources Corp., 8.00%, 12/15/2022 (e)	6,850
	Callon Petroleum Co.,
7,695	6.13%, 10/01/2024	7,810
1,088	Calumet Specialty Products Partners LP, 6.50%, 04/15/2021	1,045
3,647	Carrizo Oil & Gas, Inc., 6.25%, 04/15/2023	3,538
	Cheniere Corpus Christi Holdings LLC,
12,400	5.88%, 03/31/2025	13,330
14,050	7.00%, 06/30/2024	15,982
	Chesapeake Energy Corp.,
17,442	4.88%, 04/15/2022	15,436
6,843	6.13%, 02/15/2021	6,518
6,014	6.63%, 08/15/2020	6,014
8,852	8.00%, 01/15/2025 (e)	8,531
10,748	8.00%, 06/15/2027 (e)	10,211
19,741	CITGO Petroleum Corp., 6.25%, 08/15/2022 (e)	19,938
8,470	CONSOL Energy, Inc., 5.88%, 04/15/2022	8,470
	Continental Resources, Inc.,
9,123	4.50%, 04/15/2023	8,986
15,220	5.00%, 09/15/2022	15,296
	Crestwood Midstream Partners LP,
9,449	5.75%, 04/01/2025	9,567
6,085	6.25%, 04/01/2023	6,283

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Oil, Gas & Consumable Fuels — continued
	DCP Midstream Operating LP,
25,760	3.88%, 03/15/2023	25,084
3,930	4.95%, 04/01/2022	4,058
11,176	6.75%, 09/15/2037 (e)	11,846
18,721	Delek Logistics Partners LP, 6.75%, 05/15/2025 (e)	18,861
3,215	Diamondback Energy, Inc., 4.75%, 11/01/2024	3,223
	Energy Transfer Equity LP,
1,320	5.50%, 06/01/2027	1,406
24,816	5.88%, 01/15/2024	26,739
	EP Energy LLC,
7,170	7.75%, 09/01/2022	4,374
5,542	8.00%, 11/29/2024 (e)	5,417
29,312	8.00%, 02/15/2025 (e)	19,346
17,947	9.38%, 05/01/2020	13,213
	Genesis Energy LP,
7,665	5.63%, 06/15/2024	7,205
7,230	6.00%, 05/15/2023	7,086
6,175	6.75%, 08/01/2022	6,252
13,966	Hilcorp Energy I LP, 5.00%, 12/01/2024 (e)	13,198
10,256	Holly Energy Partners LP, 6.00%, 08/01/2024 (e)	10,666
17,412	Martin Midstream Partners LP, 7.25%, 02/15/2021	17,760
	MEG Energy Corp., (Canada),
7,639	6.38%, 01/30/2023 (e)	6,102
4,255	6.50%, 01/15/2025 (e)	3,952
	NGL Energy Partners LP,
12,333	6.13%, 03/01/2025	10,976
7,048	6.88%, 10/15/2021	6,872
6,920	NGPL PipeCo LLC, 4.88%, 08/15/2027 (e)	7,128
15,845	Oasis Petroleum, Inc., 6.50%, 11/01/2021	15,429
	PBF Holding Co. LLC,
5,131	7.00%, 11/15/2023	5,144
11,630	7.25%, 06/15/2025 (e)	11,514
6,578	PBF Logistics LP, 6.88%, 05/15/2023	6,726
3,763	Peabody Energy Corp., 6.00%, 03/31/2022 (e)	3,857
	Penn Virginia Corp.,
1,500	7.25%, 04/15/2019 (d) (bb)	22
14,125	8.50%, 05/01/2020 (d) (bb)	212
	QEP Resources, Inc.,
1,317	5.25%, 05/01/2023	1,251
11,946	5.38%, 10/01/2022	11,498
6,072	6.88%, 03/01/2021	6,300

SEE NOTES TO FINANCIAL STATEMENTS.

156	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
	Range Resources Corp.,
11,165	4.88%, 05/15/2025	10,690
5,256	5.00%, 03/15/2023 (e)	5,165
	SemGroup Corp.,
11,605	5.63%, 07/15/2022	11,402
6,417	5.63%, 11/15/2023	6,192
12,929	SM Energy Co., 5.00%, 01/15/2024	11,507
1,207	Stone Energy Corp., 7.50%, 05/31/2022	1,144
	Summit Midstream Holdings LLC,
4,249	5.50%, 08/15/2022	4,259
12,275	5.75%, 04/15/2025	12,306
13,285	Sunoco LP, 6.38%, 04/01/2023	13,999
10,615	Tallgrass Energy Partners LP, 5.50%, 09/15/2024 (e)	10,615
	Targa Resources Partners LP,
11,407	4.25%, 11/15/2023	11,321
17,697	5.13%, 02/01/2025 (e)	18,184
5,550	5.38%, 02/01/2027 (e)	5,744
	TerraForm Power Operating LLC,
13,000	SUB, 6.38%, 02/01/2023 (e)	13,455
5,000	SUB, 6.62%, 06/15/2025 (e)	5,300
	Ultra Resources, Inc.,
42,742	6.88%, 04/15/2022 (e)	42,048
10,040	7.13%, 04/15/2025 (e)	9,789
29,866	Whiting Petroleum Corp., 5.00%, 03/15/2019	29,567
	Williams Cos., Inc. (The),
12,645	3.70%, 01/15/2023	12,550
9,960	5.75%, 06/24/2044	10,333
6,533	7.75%, 06/15/2031	7,905
939	Series A, 7.50%, 01/15/2031	1,127

		794,810

	Total Energy	1,035,717

	Financials — 6.1%
	Banks — 2.5%
13,567	Bank of America Corp., Series AA, (USD 3 Month LIBOR + 3.90%), 6.10%, 03/17/2025 (x) (y) (aa)	14,873
4,575	Barclays Bank plc, (United Kingdom), 7.63%, 11/21/2022	5,256
7,732	Barclays plc, (United Kingdom), (5-Year Swap Rate + 6.71%), 8.25%, 12/15/2018 (x) (y) (aa)	8,198
35,041	CIT Group, Inc., 5.00%, 08/15/2022	37,928

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Banks — continued
	Citigroup, Inc.,
9,365	Series R, (USD 3 Month LIBOR + 4.48%), 6.12%, 11/15/2020 (x) (y) (aa)	10,026
5,245	Series T, (USD 3 Month LIBOR + 4.52%), 6.25%, 08/15/2026 (x) (y) (aa)	5,861
17,952	Credit Agricole SA, (France), (5-Year Swap Rate + 6.19%), 8.12%, 12/23/2025 (e) (x) (y) (aa)	21,273
	Royal Bank of Scotland Group plc, (United Kingdom),
4,697	6.00%, 12/19/2023	5,205
45,680	6.10%, 06/10/2023	50,480
46,019	6.13%, 12/15/2022	50,679
15,612	(5-Year Swap Rate + 5.80%), 7.50%, 08/10/2020 (x) (y) (aa)	16,471
4,790	(5-Year Swap Rate + 7.60%), 8.63%, 08/15/2021 (x) (y) (aa)	5,305
19,170	Societe Generale SA, (France), (5-Year Swap Rate + 6.24%), 7.38%, 09/13/2021 (e) (x) (y) (aa)	20,728

		252,283

	Capital Markets — 0.2%
10,392	LPL Holdings, Inc., 5.75%, 09/15/2025 (e)	10,886
9,292	MSCI, Inc., 5.25%, 11/15/2024 (e)	9,896

		20,782

	Consumer Finance — 2.0%
	Ally Financial, Inc.,
33,759	4.13%, 02/13/2022	34,645
38,247	4.63%, 05/19/2022	39,777
25,916	4.63%, 03/30/2025	27,017
6,126	5.13%, 09/30/2024	6,601
7,720	5.75%, 11/20/2025	8,335
20,994	8.00%, 11/01/2031	27,030
3,313	FirstCash, Inc., 5.38%, 06/01/2024 (e)	3,491
32,786	ILFC E-Capital Trust II, (U.S. Treasury Yield Curve Rate T-Note Constant Maturity 30 Year + 1.80%, 14.50% Cap), 4.59%, 12/21/2065 (e) (aa)	31,106
	Springleaf Finance Corp.,
5,500	6.13%, 05/15/2022	5,761
5,917	7.75%, 10/01/2021	6,657
10,793	8.25%, 12/15/2020	12,142

		202,562

	Diversified Financial Services — 0.8%
29,858	ACE Cash Express, Inc., 11.00%, 02/01/2019 (e)	29,709
26,446	CNG Holdings, Inc., 9.38%, 05/15/2020 (e)	23,405

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	157

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Diversified Financial Services — continued
5,504	CSTN Merger Sub, Inc., 6.75%, 08/15/2024 (e)	5,414
6,850	Highland Ranch, 6.70%, 09/01/2020 (bb)	6,782
	Nationstar Mortgage LLC,
11,924	6.50%, 07/01/2021	12,167
6,635	6.50%, 06/01/2022	6,769

		84,246

	Insurance — 0.3%
2,958	CNO Financial Group, Inc., 5.25%, 05/30/2025	3,143
4,762	Fidelity & Guaranty Life Holdings, Inc., 6.38%, 04/01/2021 (e)	4,911
8,527	Liberty Mutual Group, Inc., 7.80%, 03/15/2037 (e)	10,776
5,522	USIS Merger Sub, Inc., 6.88%, 05/01/2025 (e)	5,625

		24,455

	Thrifts & Mortgage Finance — 0.3%
9,451	Ladder Capital Finance Holdings LLLP, 5.25%, 03/15/2022 (e)	9,735
23,293	Quicken Loans, Inc., 5.75%, 05/01/2025 (e)	24,399

		34,134

	Total Financials	618,462

	Health Care — 9.2%
	Health Care Equipment & Supplies — 0.6%
	Alere, Inc.,
5,366	6.38%, 07/01/2023 (e)	5,741
17,428	6.50%, 06/15/2020	17,668
	Mallinckrodt International Finance SA,
1,067	3.50%, 04/15/2018	1,070
2,784	4.75%, 04/15/2023	2,429
9,330	5.50%, 04/15/2025 (e)	8,723
3,657	5.63%, 10/15/2023 (e)	3,502
3,814	Sterigenics-Nordion Holdings LLC, 6.50%, 05/15/2023 (e)	3,929
	Teleflex, Inc.,
5,000	4.88%, 06/01/2026	5,150
9,785	5.25%, 06/15/2024	10,274

		58,486

	Health Care Providers & Services — 6.2%
	Acadia Healthcare Co., Inc.,
17,455	5.63%, 02/15/2023	18,197
8,830	6.50%, 03/01/2024	9,492

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Health Care Providers & Services — continued
	Centene Corp.,
10,306	4.75%, 05/15/2022	10,816
20,010	4.75%, 01/15/2025	20,660
10,589	5.63%, 02/15/2021	11,013
13,415	6.13%, 02/15/2024	14,438
	Community Health Systems, Inc.,
10,068	6.25%, 03/31/2023	10,143
18,802	6.88%, 02/01/2022	15,606
16,391	7.13%, 07/15/2020	15,418
	DaVita, Inc.,
7,965	5.00%, 05/01/2025	8,075
17,138	5.13%, 07/15/2024	17,491
8,500	5.75%, 08/15/2022	8,766
	Envision Healthcare Corp.,
13,898	5.13%, 07/01/2022 (e)	14,436
21,317	5.63%, 07/15/2022	22,170
11,585	HCA Healthcare, Inc., 6.25%, 02/15/2021	12,512
	HCA, Inc.,
9,928	3.75%, 03/15/2019	10,102
9,680	4.25%, 10/15/2019	9,982
11,871	5.00%, 03/15/2024	12,613
14,185	5.25%, 04/15/2025	15,302
41,340	5.38%, 02/01/2025	43,614
9,700	5.50%, 06/15/2047	10,027
10,440	5.88%, 03/15/2022	11,566
26,655	5.88%, 05/01/2023	29,161
19,145	5.88%, 02/15/2026	20,653
21,198	7.50%, 02/15/2022	24,431
30,416	IASIS Healthcare LLC, 8.38%, 05/15/2019	30,416
3,029	LifePoint Health, Inc., 5.50%, 12/01/2021	3,144
33,964	MPH Acquisition Holdings LLC, 7.13%, 06/01/2024 (e)	36,427
22,745	Team Health Holdings, Inc., 6.38%, 02/01/2025 (e)	21,952
	Tenet Healthcare Corp.,
16,318	4.38%, 10/01/2021	16,583
12,061	4.50%, 04/01/2021	12,302
18,432	4.63%, 07/15/2024 (e)	18,428
3,750	4.75%, 06/01/2020	3,867
27,491	5.13%, 05/01/2025 (e)	27,661
5,664	5.50%, 03/01/2019	5,834
14,145	6.00%, 10/01/2020	15,060
6,208	6.75%, 02/01/2020	6,480
13,840	6.75%, 06/15/2023	13,731
7,176	7.00%, 08/01/2025 (e)	7,043

SEE NOTES TO FINANCIAL STATEMENTS.

158	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Health Care Providers & Services — continued
5,160	7.50%, 01/01/2022 (e)	5,573
4,269	8.00%, 08/01/2020	4,332
4,949	8.13%, 04/01/2022	5,196
2,515	West Street Merger Sub, Inc., 6.38%, 09/01/2025 (e)	2,515

		633,228

	Health Care Technology — 0.2%
	Quintiles IMS, Inc.,
12,600	4.88%, 05/15/2023 (e)	13,104
9,985	5.00%, 10/15/2026 (e)	10,459

		23,563

	Pharmaceuticals — 2.2%
	Concordia International Corp., (Canada),
29,863	7.00%, 04/15/2023 (e)	4,927
2,716	9.00%, 04/01/2022 (e)	1,956
	Endo Dac,
3,973	5.88%, 10/15/2024 (e)	4,102
20,050	6.00%, 07/15/2023 (e)	16,745
8,650	6.00%, 02/01/2025 (e)	7,115
	Endo Finance LLC,
5,000	5.38%, 01/15/2023 (e)	4,187
7,451	5.75%, 01/15/2022 (e)	6,669
7,185	7.25%, 01/15/2022 (e)	6,916
	Valeant Pharmaceuticals International, Inc.,
24,825	5.38%, 03/15/2020 (e)	24,499
3,444	5.50%, 03/01/2023 (e)	2,893
39,602	5.88%, 05/15/2023 (e)	33,761
22,995	6.38%, 10/15/2020 (e)	22,772
7,959	6.50%, 03/15/2022 (e)	8,347
14,248	6.75%, 08/15/2021 (e)	13,642
23,718	7.00%, 10/01/2020 (e)	23,659
13,631	7.00%, 03/15/2024 (e)	14,466
20,212	7.25%, 07/15/2022 (e)	19,201
11,237	7.50%, 07/15/2021 (e)	11,026

		226,883

	Total Health Care	942,160

	Industrials — 10.7%
	Aerospace & Defense — 1.9%
	Arconic, Inc.,
8,641	5.90%, 02/01/2027	9,419
7,034	5.95%, 02/01/2037	7,367
11,659	6.75%, 01/15/2028	13,291

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Aerospace & Defense — continued
	Bombardier, Inc., (Canada),
13,043	6.00%, 10/15/2022 (e)	13,239
18,005	6.13%, 01/15/2023 (e)	18,472
18,723	7.50%, 03/15/2025 (e)	19,928
30,460	8.75%, 12/01/2021 (e)	34,600
7,230	Orbital ATK, Inc., 5.50%, 10/01/2023	7,610
	TransDigm, Inc.,
6,940	5.50%, 10/15/2020	7,046
14,708	6.00%, 07/15/2022	15,223
8,435	6.38%, 06/15/2026	8,677
26,582	6.50%, 07/15/2024	27,612
10,318	6.50%, 05/15/2025	10,628

		193,112

	Air Freight & Logistics — 0.2%
	XPO Logistics, Inc.,
5,555	6.13%, 09/01/2023 (e)	5,798
11,010	6.50%, 06/15/2022 (e)	11,560

		17,358

	Airlines — 0.2%
21,147	United Continental Holdings, Inc., 5.00%, 02/01/2024	21,517

	Building Products — 0.8%
6,659	Airxcel, Inc., 8.50%, 02/15/2022 (e)	7,042
16,765	Hardwoods Acquisition, Inc., 7.50%, 08/01/2021 (e) (bb)	14,460
9,279	NCI Building Systems, Inc., 8.25%, 01/15/2023 (e)	9,940
5,845	NWH Escrow Corp., 7.50%, 08/01/2021 (e) (bb)	5,026
14,411	Standard Industries, Inc., 6.00%, 10/15/2025 (e)	15,492
	Summit Materials LLC,
4,036	5.13%, 06/01/2025 (e)	4,137
20,362	6.13%, 07/15/2023	21,329

		77,426

	Commercial Services & Supplies — 2.4%
5,598	ACCO Brands Corp., 5.25%, 12/15/2024 (e)	5,766
45,165	ADT Corp. (The), 4.13%, 06/15/2023	45,730
	Covanta Holding Corp.,
7,630	5.88%, 03/01/2024	7,630
2,142	5.88%, 07/01/2025	2,126
61,150	GW Honos Security Corp., (Canada), 8.75%, 05/15/2025 (e)	65,292
	Harland Clarke Holdings Corp.,
3,000	6.88%, 03/01/2020 (e)	3,098
3,000	8.38%, 08/15/2022 (e)	3,206

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	159

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Commercial Services & Supplies — continued
37,614	ILFC E-Capital Trust I, (USD Constant Maturity 30 Year + 1.55%, 14.50% Cap), 4.34%, 12/21/2065 (e) (aa)	35,733
22,585	Nielsen Finance LLC, 5.00%, 04/15/2022 (e)	23,375
44,734	Prime Security Services Borrower LLC, 9.25%, 05/15/2023 (e)	49,431
8,000	Quad/Graphics, Inc., 7.00%, 05/01/2022	8,120
	Quebecor World Capital Corp.,
6,815	0.00%, 03/15/2016 (d)	—	(h)
8,325	6.13%, 01/15/2016 (d)	—	(h)
865	Quebecor World Capital ULC, 6.13%, 01/15/2016 (bb)	—	(h)

		249,507

	Construction & Engineering — 0.9%
	AECOM,
26,330	5.13%, 03/15/2027	26,791
29,625	5.88%, 10/15/2024	32,402
15,882	MasTec, Inc., 4.88%, 03/15/2023	16,120
13,658	Tutor Perini Corp., 6.88%, 05/01/2025 (e)	14,648

		89,961

	Electrical Equipment — 0.7%
	Sensata Technologies BV,
11,128	4.88%, 10/15/2023 (e)	11,601
2,101	5.63%, 11/01/2024 (e)	2,290
56,637	Vertiv Group Corp., 9.25%, 10/15/2024 (e)	63,009

		76,900

	Machinery — 1.4%
10,022	ATS Automation Tooling Systems, Inc., (Canada), 6.50%, 06/15/2023 (e)	10,498
	Bluewater Holding BV, (Netherlands),
17,400	Reg. S, 10.00%, 12/10/2019 (e)	16,530
41,104	Navistar International Corp., 8.25%, 11/01/2021	41,412
	Novelis Corp.,
20,780	5.88%, 09/30/2026 (e)	21,663
15,155	6.25%, 08/15/2024 (e)	16,008
19,889	Terex Corp., 5.63%, 02/01/2025 (e)	20,784
12,980	Titan International, Inc., 6.88%, 10/01/2020	13,403

		140,298

	Professional Services — 0.2%
8,100	AMN Healthcare, Inc., 5.13%, 10/01/2024 (e)	8,303
4,565	Booz Allen Hamilton, Inc., 5.13%, 05/01/2025 (e)	4,569
3,000	Jaguar Holding Co. II, 6.38%, 08/01/2023 (e)	3,146

		16,018

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Road & Rail — 0.7%
	Ashtead Capital, Inc., (United Kingdom),
7,150	4.13%, 08/15/2025 (e)	7,329
3,264	4.38%, 08/15/2027 (e)	3,329
14,049	5.63%, 10/01/2024 (e)	15,048
	DAE Funding LLC, (United Arab Emirates),
7,204	4.50%, 08/01/2022 (e)	7,348
7,700	5.00%, 08/01/2024 (e)	7,874
	Park Aerospace Holdings Ltd., (Ireland),
8,607	5.25%, 08/15/2022 (e)	8,951
18,547	5.50%, 02/15/2024 (e)	19,289

		69,168

	Trading Companies & Distributors — 1.3%
22,535	Ahern Rentals, Inc., 7.38%, 05/15/2023 (e)	20,281
10,020	Aircastle Ltd., 4.13%, 05/01/2024	10,349
6,632	H&E Equipment Services, Inc., 5.63%, 09/01/2025 (e)	6,848
9,257	HD Supply, Inc., 5.75%, 04/15/2024 (e)	9,928
	United Rentals North America, Inc.,
14,405	4.88%, 01/15/2028	14,549
7,950	5.50%, 07/15/2025	8,507
7,205	5.50%, 05/15/2027	7,637
22,915	5.75%, 11/15/2024	24,526
19,090	5.88%, 09/15/2026	20,779
13,240	WESCO Distribution, Inc., 5.38%, 06/15/2024	13,803

		137,207

	Total Industrials	1,088,472

	Information Technology — 6.8%
	Communications Equipment — 0.8%
	Avaya, Inc.,
23,379	7.00%, 04/01/2019 (d) (e)	19,697
9,284	10.50%, 03/01/2021 (d) (e)	302
	CommScope Technologies LLC,
6,425	5.00%, 03/15/2027 (e)	6,403
7,623	6.00%, 06/15/2025 (e)	8,099
	CommScope, Inc.,
10,830	5.00%, 06/15/2021 (e)	11,114
9,665	5.50%, 06/15/2024 (e)	10,076
5,028	Goodman Networks, Inc., 8.00%, 05/11/2022 (bb)	4,173
	Nokia OYJ, (Finland),
3,713	3.38%, 06/12/2022	3,750
3,803	4.38%, 06/12/2027	3,907
1,992	5.38%, 05/15/2019	2,102
6,936	6.63%, 05/15/2039	7,976

SEE NOTES TO FINANCIAL STATEMENTS.

160	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Communications Equipment — continued
8,917	Plantronics, Inc., 5.50%, 05/31/2023 (e)	9,229

		86,828

	Electronic Equipment, Instruments & Components — 0.2%
	CDW LLC,
8,492	5.00%, 09/01/2023	8,842
8,001	5.50%, 12/01/2024	8,771

		17,613

	Internet Software & Services — 0.6%
4,800	Match Group, Inc., 6.38%, 06/01/2024	5,214
11,878	Rackspace Hosting, Inc., 8.63%, 11/15/2024 (e)	12,606
	Zayo Group LLC,
23,405	5.75%, 01/15/2027 (e)	24,838
11,536	6.00%, 04/01/2023	12,210
7,070	6.38%, 05/15/2025	7,598

		62,466

	IT Services — 1.2%
	Alliance Data Systems Corp.,
14,655	5.38%, 08/01/2022 (e)	14,985
5,475	5.88%, 11/01/2021 (e)	5,625
21,440	Exela Intermediate LLC, 10.00%, 07/15/2023 (e)	21,011
	First Data Corp.,
9,901	5.00%, 01/15/2024 (e)	10,297
4,641	5.38%, 08/15/2023 (e)	4,885
25,071	5.75%, 01/15/2024 (e)	26,363
32,612	7.00%, 12/01/2023 (e)	35,140
7,446	Gartner, Inc., 5.13%, 04/01/2025 (e)	7,846

		126,152

	Semiconductors & Semiconductor Equipment — 0.9%
1,949	Advanced Micro Devices, Inc., 7.00%, 07/01/2024	2,073
	Micron Technology, Inc.,
22,696	5.25%, 08/01/2023 (e)	23,632
4,815	5.25%, 01/15/2024 (e)	5,008
2,452	5.50%, 02/01/2025	2,590
	NXP BV, (Netherlands),
3,907	4.13%, 06/15/2020 (e)	4,083
20,027	4.13%, 06/01/2021 (e)	20,948
12,030	Qorvo, Inc., 6.75%, 12/01/2023	13,098
6,367	Sensata Technologies UK Financing Co. plc, 6.25%, 02/15/2026 (e)	6,956
8,190	Versum Materials, Inc., 5.50%, 09/30/2024 (e)	8,620

		87,008

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Software — 1.7%
17,124	Camelot Finance SA, 7.88%, 10/15/2024 (e)	18,579
9,368	CURO Financial Technologies Corp., 12.00%, 03/01/2022 (e)	10,024
20,205	Genesys Telecommunications Laboratories, Inc., 10.00%, 11/30/2024 (e)	22,983
16,829	Infor Software Parent LLC, , 7.13%, (cash), 05/01/2021 (e) (v)	17,166
	Infor US, Inc.,
10,885	5.75%, 08/15/2020 (e)	11,171
17,462	6.50%, 05/15/2022	17,811
9,855	Informatica LLC, 7.13%, 07/15/2023 (e)	9,904
4,901	j2 Cloud Services LLC, 6.00%, 07/15/2025 (e)	5,054
	Nuance Communications, Inc.,
4,533	5.38%, 08/15/2020 (e)	4,601
3,177	5.63%, 12/15/2026 (e)	3,316
	Open Text Corp., (Canada),
7,385	5.63%, 01/15/2023 (e)	7,782
11,578	5.88%, 06/01/2026 (e)	12,548
16,855	Solera LLC, 10.50%, 03/01/2024 (e)	19,194
14,798	Symantec Corp., 5.00%, 04/15/2025 (e)	15,496

		175,629

	Technology Hardware, Storage & Peripherals — 1.4%
	Dell International LLC,
5,359	4.42%, 06/15/2021 (e)	5,647
20,028	5.88%, 06/15/2021 (e)	20,999
20,333	6.02%, 06/15/2026 (e)	22,698
15,375	7.13%, 06/15/2024 (e)	17,032
26,433	Diebold Nixdorf, Inc., 8.50%, 04/15/2024	28,894
	EMC Corp.,
13,424	2.65%, 06/01/2020	13,241
1,000	3.38%, 06/01/2023	966
	Western Digital Corp.,
9,330	7.38%, 04/01/2023 (e)	10,228
15,432	10.50%, 04/01/2024	18,306

		138,011

	Total Information Technology	693,707

	Materials — 9.5%
	Chemicals — 2.7%
3,978	Axalta Coating Systems LLC, 4.88%, 08/15/2024 (e)	4,067
33,325	Blue Cube Spinco, Inc., 10.00%, 10/15/2025	41,073
	CF Industries, Inc.,
6,188	4.50%, 12/01/2026 (e)	6,440

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	161

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Chemicals — continued
17,801	5.15%, 03/15/2034	16,777
470	5.38%, 03/15/2044	428
9,550	Chemours Co. (The), 7.00%, 05/15/2025	10,529
41,737	CVR Partners LP, 9.25%, 06/15/2023 (e)	42,833
29,175	Gates Global LLC, 6.00%, 07/15/2022 (e)	29,899
5,349	GCP Applied Technologies, Inc., 9.50%, 02/01/2023 (e)	6,018
42,955	Hexion, Inc., 6.63%, 04/15/2020	39,089
7,048	Koppers, Inc., 6.00%, 02/15/2025 (e)	7,471
9,310	Momentive Performance Materials USA, Inc., 8.88%, 10/15/2020 (d) (bb)	—	(h)
	NOVA Chemicals Corp., (Canada),
8,710	4.88%, 06/01/2024 (e)	8,710
3,694	5.00%, 05/01/2025 (e)	3,685
8,960	5.25%, 08/01/2023 (e)	9,262
4,394	5.25%, 06/01/2027 (e)	4,383
9,871	Olin Corp., 5.13%, 09/15/2027	10,216
19,578	PolyOne Corp., 5.25%, 03/15/2023	20,557
3,720	Scotts Miracle-Gro Co. (The), 5.25%, 12/15/2026	3,920
6,235	Trinseo Materials Operating SCA, 5.38%, 09/01/2025 (e)	6,375
3,801	Valvoline, Inc., 4.38%, 08/15/2025 (e)	3,834

		275,566

	Construction Materials — 1.3%
	Cemex SAB de CV, (Mexico),
23,935	5.70%, 01/11/2025 (e)	25,529
39,885	6.13%, 05/05/2025 (e)	42,876
45,405	7.75%, 04/16/2026 (e)	52,273
15,061	US Concrete, Inc., 6.38%, 06/01/2024	16,266

		136,944

	Containers & Packaging — 1.7%
	Ardagh Packaging Finance plc, (Ireland),
12,000	4.63%, 05/15/2023 (e)	12,330
9,500	7.25%, 05/15/2024 (e)	10,479
11,740	Ball Corp., 5.25%, 07/01/2025	12,797
	Berry Plastics Corp.,
15,950	5.13%, 07/15/2023	16,668
7,000	5.50%, 05/15/2022	7,262
10,759	BWAY Holding Co., 5.50%, 04/15/2024 (e)	11,230
5,740	Cascades, Inc., (Canada), 5.50%, 07/15/2022 (e)	5,941
5,985	Crown Americas LLC, 4.25%, 09/30/2026	6,015
4,046	Flex Acquisition Co., Inc., 6.88%, 01/15/2025 (e)	4,208

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Containers & Packaging — continued
3,230	Graphic Packaging International, Inc., 4.88%, 11/15/2022	3,428
	Owens-Brockway Glass Container, Inc.,
2,890	5.00%, 01/15/2022 (e)	3,035
10,403	5.38%, 01/15/2025 (e)	11,131
4,350	5.88%, 08/15/2023 (e)	4,774
	Reynolds Group Issuer, Inc., (New Zealand),
10,695	5.13%, 07/15/2023 (e)	11,146
11,500	5.75%, 10/15/2020	11,714
1,361	6.88%, 02/15/2021	1,397
	Sealed Air Corp.,
5,000	4.88%, 12/01/2022 (e)	5,262
18,767	5.13%, 12/01/2024 (e)	19,940
10,344	5.25%, 04/01/2023 (e)	11,068

		169,825

	Metals & Mining — 3.6%
	AK Steel Corp.,
10,383	7.00%, 03/15/2027	10,565
2,802	7.50%, 07/15/2023	3,033
9,912	Alcoa Nederland Holding BV, 6.75%, 09/30/2024 (e)	10,878
	Aleris International, Inc.,
1,203	7.88%, 11/01/2020	1,186
10,740	9.50%, 04/01/2021 (e)	11,411
	ArcelorMittal, (Luxembourg),
2,902	6.13%, 06/01/2025	3,330
47,923	6.75%, 02/25/2022	53,913
5,907	7.25%, 03/01/2041	6,839
10,547	7.50%, 10/15/2039 (w)	12,472
	Commercial Metals Co.,
16,158	4.88%, 05/15/2023	16,643
4,415	5.38%, 07/15/2027	4,602
16,614	Constellium NV, (Netherlands), 6.63%, 03/01/2025 (e)	17,445
	FMG Resources August 2006 Pty. Ltd., (Australia),
7,405	4.75%, 05/15/2022 (e)	7,646
7,945	5.13%, 05/15/2024 (e)	8,243
	Freeport-McMoRan, Inc.,
35,925	3.55%, 03/01/2022	35,319
45,745	3.88%, 03/15/2023	45,288
1,776	5.40%, 11/14/2034	1,709
14,029	5.45%, 03/15/2043	13,082
15,716	Hecla Mining Co., 6.88%, 05/01/2021	16,290
5,125	Hudbay Minerals, Inc., (Canada), 7.25%, 01/15/2023 (e)	5,509

SEE NOTES TO FINANCIAL STATEMENTS.

162	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Metals & Mining — continued
5,450	Kaiser Aluminum Corp., 5.88%, 05/15/2024	5,832
	Steel Dynamics, Inc.,
6,100	5.00%, 12/15/2026	6,451
5,425	5.25%, 04/15/2023	5,615
12,330	5.50%, 10/01/2024	13,239
	Teck Resources Ltd., (Canada),
9,070	4.75%, 01/15/2022	9,513
8,060	5.40%, 02/01/2043	8,040
10,435	6.00%, 08/15/2040	11,165
14,364	6.13%, 10/01/2035	15,836
9,635	United States Steel Corp., 8.38%, 07/01/2021 (e)	10,647

		371,741

	Paper & Forest Products — 0.2%
	Clearwater Paper Corp.,
6,395	4.50%, 02/01/2023	6,363
8,187	5.38%, 02/01/2025 (e)	8,023

		14,386

	Total Materials	968,462

	Real Estate — 1.1%
	Equity Real Estate Investment Trusts (REITs) — 1.1%
	CyrusOne LP,
8,905	5.00%, 03/15/2024 (e)	9,284
6,143	5.38%, 03/15/2027 (e)	6,496
	Equinix, Inc.,
2,065	4.88%, 04/01/2020	2,119
7,608	5.38%, 01/01/2022	7,969
18,333	5.38%, 04/01/2023	19,112
4,294	5.75%, 01/01/2025	4,616
6,529	5.88%, 01/15/2026	7,166
	Iron Mountain, Inc.,
18,544	5.75%, 08/15/2024	18,916
5,914	6.00%, 10/01/2020 (e)	6,121
6,980	MGM Growth Properties Operating Partnership LP, 5.63%, 05/01/2024	7,591
	SBA Communications Corp.,
10,205	4.88%, 07/15/2022	10,562
3,580	4.88%, 09/01/2024	3,696
	Uniti Group LP,
6,183	6.00%, 04/15/2023 (e)	6,198
6,000	7.13%, 12/15/2024 (e)	5,582

	Total Real Estate	115,428

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Telecommunication Services — 10.1%
	Diversified Telecommunication Services — 6.8%
	CCO Holdings LLC,
16,525	5.00%, 02/01/2028 (e)	16,768
17,671	5.13%, 05/01/2027 (e)	18,201
7,783	5.50%, 05/01/2026 (e)	8,114
40,345	5.75%, 02/15/2026 (e)	42,652
67,088	5.88%, 04/01/2024 (e)	71,281
11,646	Cincinnati Bell, Inc., 7.00%, 07/15/2024 (e)	11,529
4,501	Consolidated Communications, Inc., 6.50%, 10/01/2022	4,346
119,135	Embarq Corp., 8.00%, 06/01/2036	120,922
	Frontier Communications Corp.,
7,608	8.50%, 04/15/2020	7,523
27,697	9.25%, 07/01/2021	25,412
9,327	10.50%, 09/15/2022	8,394
24,077	11.00%, 09/15/2025	21,007
	Intelsat Jackson Holdings SA, (Luxembourg),
18,342	5.50%, 08/01/2023	15,316
14,342	7.25%, 10/15/2020	13,652
25,635	7.50%, 04/01/2021	24,040
26,995	8.00%, 02/15/2024 (e)	29,061
	Level 3 Financing, Inc.,
7,848	5.13%, 05/01/2023	7,975
6,514	5.25%, 03/15/2026	6,661
3,655	5.38%, 01/15/2024	3,736
23,897	5.38%, 05/01/2025	24,554
8,756	5.63%, 02/01/2023	9,019
6,878	Qwest Capital Funding, Inc., 7.75%, 02/15/2031	6,379
3,985	Qwest Corp., 7.25%, 09/15/2025	4,435
	SFR Group SA, (France),
44,830	6.00%, 05/15/2022 (e)	47,071
11,702	6.25%, 05/15/2024 (e)	12,331
19,702	7.38%, 05/01/2026 (e)	21,279
	Sprint Capital Corp.,
14,529	6.90%, 05/01/2019	15,548
29,339	8.75%, 03/15/2032	36,380
	Telecom Italia Capital SA, (Italy),
3,186	6.00%, 09/30/2034	3,521
1,474	6.38%, 11/15/2033	1,684
	Virgin Media Finance plc, (United Kingdom),
9,250	5.25%, 02/15/2022 (bb)	8,788
18,422	6.38%, 04/15/2023 (e)	19,297
3,098	Virgin Media Secured Finance plc, (United Kingdom), 5.25%, 01/15/2026 (e)	3,230

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	163

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Diversified Telecommunication Services — continued
	Windstream Services LLC,
5,710	7.50%, 06/01/2022	4,454
7,718	7.50%, 04/01/2023	5,962
11,333	7.75%, 10/01/2021	8,981

		689,503

	Wireless Telecommunication Services — 3.3%
	Hughes Satellite Systems Corp.,
17,448	5.25%, 08/01/2026	18,299
7,496	6.63%, 08/01/2026	8,180
16,671	SoftBank Group Corp., (Japan), 4.50%, 04/15/2020 (e)	17,234
	Sprint Communications, Inc.,
2,183	6.00%, 11/15/2022	2,322
15,776	7.00%, 03/01/2020 (e)	17,275
13,304	7.00%, 08/15/2020	14,585
2,837	9.00%, 11/15/2018 (e)	3,064
4,305	9.25%, 04/15/2022	5,349
5,758	11.50%, 11/15/2021	7,298
	Sprint Corp.,
39,126	7.13%, 06/15/2024	42,989
17,249	7.25%, 09/15/2021	19,017
47,130	7.63%, 02/15/2025	53,257
26,445	7.88%, 09/15/2023	30,217
	T-Mobile USA, Inc.,
3,141	5.13%, 04/15/2025	3,299
2,815	6.00%, 03/01/2023	2,966
25,275	6.00%, 04/15/2024	26,886
16,845	6.38%, 03/01/2025	18,140
5,562	6.50%, 01/15/2024	5,938
23,650	6.63%, 04/01/2023	24,921
17,390	6.84%, 04/28/2023	18,390

		339,626

	Total Telecommunication Services	1,029,129

	Utilities — 2.6%
	Electric Utilities — 0.1%
12,196	Terraform Global Operating LLC, 9.75%, 08/15/2022 (e)	13,583
15,375	Texas Company Holdings, 11.50%, 10/01/2020 (d)	39
	Texas Competitive Electric Holdings Co. LLC,
153,570	8.50%, 05/01/2020 (d) (bb)	384

		14,006

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Gas Utilities — 0.3%
	AmeriGas Partners LP,
9,132	5.50%, 05/20/2025	9,246
4,432	5.63%, 05/20/2024	4,598
7,858	5.75%, 05/20/2027	7,937
5,356	5.88%, 08/20/2026	5,463

		27,244

	Independent Power and Renewable Electricity Producers — 2.2%
	Calpine Corp.,
20,308	5.25%, 06/01/2026 (e)	19,902
10,700	5.50%, 02/01/2024	9,924
9,821	5.75%, 01/15/2025	9,035
13,000	5.88%, 01/15/2024 (e)	13,341
	Dynegy, Inc.,
31,544	5.88%, 06/01/2023	31,307
19,770	8.00%, 01/15/2025 (e)	20,388
14,531	8.13%, 01/30/2026 (e)	15,003
	GenOn Energy, Inc.,
5,975	9.50%, 10/15/2018 (d)	4,123
36,729	9.88%, 10/15/2020 (d)	25,343
	NRG Energy, Inc.,
11,000	6.25%, 05/01/2024	11,385
25,000	6.63%, 01/15/2027	26,250
14,000	NRG Yield Operating LLC, 5.00%, 09/15/2026	14,315
	Talen Energy Supply LLC,
10,579	6.50%, 06/01/2025	7,723
18,350	9.50%, 07/15/2022 (e)	16,515

		224,554

	Total Utilities	265,804

	Total Corporate Bonds (Cost $8,788,108)	9,029,628

SHARES
Common Stocks — 0.5%
	Consumer Discretionary — 0.0% (g)
	Specialty Retail — 0.0% (g)
116	Nebraska Book Holdings, Inc. (a) (bb)	2

	Energy — 0.1%
	Oil, Gas & Consumable Fuels — 0.1%
215	Penn Virginia Corp. (a)	8,295
3	Sabine Oil & Gas Holdings, Inc. (a)	133
102	Stone Energy Corp. (a)	2,467
195	Ultra Petroleum Corp. (a)	1,518

	Total Energy	12,413

SEE NOTES TO FINANCIAL STATEMENTS.

164	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Financials — 0.0% (g)
	Capital Markets — 0.0% (g)
300	Goodman Private (a) (bb)	—	(h)

	Diversified Financial Services — 0.0% (g)
9,055	Adelphia Recovery Trust (a) (bb)	—	(h)

	Insurance — 0.0% (g)
7,076	ACC Claims Holdings LLC (a) (bb)	70

	Total Financials	70

	Telecommunication Services — 0.0% (g)
	Wireless Telecommunication Services — 0.0% (g)
1,491	NII Holdings, Inc. (a)	990

	Utilities — 0.4%
	Independent Power and Renewable Electricity Producers — 0.4%
100	Dynegy, Inc. (a)	942
2,000	Vistra Energy Corp.	35,400

	Total Utilities	36,342

	Total Common Stocks (Cost $69,422)	49,817

Convertible Preferred Stock — 0.0% (g)
	Consumer Discretionary — 0.0% (g)
	Automobiles — 0.0% (g)
973	General Motors Co., 5.25%, 03/06/2032 (bb) (Cost $—)	—	(h)

Preferred Stocks — 0.4%
	Consumer Discretionary — 0.0% (g)
	Automobiles — 0.0% (g)
	General Motors Co.,
50	0.68%, 06/01/2049 (bb)	—	(h)
953	6.25%, 07/15/2033 (bb)	—	(h)
548	7.25%, 02/15/2052 (bb)	—	(h)
246	7.25%, 04/15/2041 (bb)	—	(h)
47	7.38%, 10/01/2051 (bb)	—	(h)
404	7.38%, 05/15/2048 (bb)	—	(h)
284	Motors Liquidation Co., 7.25%, 07/15/2041 (bb)	—	(h)

	Total Consumer Discretionary	—	(h)

	Financials — 0.4%
	Banks — 0.1%
260	GMAC Capital Trust I, Series 2, (USD 3 Month LIBOR + 5.79%), 7.10%, 02/15/2040 ($25 par value) (aa)	6,791

	Capital Markets — 0.0% (g)
358	Goodman Private Preferred Shares (bb)	1,226

SHARES	SECURITY DESCRIPTION	VALUE($)

	Insurance — 0.3%
107	Hartford Financial Services Group, Inc. (The), (USD 3 Month LIBOR + 5.60%), 7.88%, 04/15/2042 ($25 par value) (aa)	3,263
34	XLIT Ltd., (Bermuda), Series D, (USD 3 Month LIBOR + 3.12%), 4.42%, 10/02/2017 ($1,000 par value) (aa) @	32,379

		35,642

	Total Financials	43,659

	Total Preferred Stocks (Cost $37,561)	43,659

PRINCIPAL AMOUNT($)
Loan Assignments — 4.6% (cc)
	Consumer Discretionary — 0.7%
	Leisure Products — 0.2%
19,794	FGI Operating Co. LLC, Term B Loan, (1 Month LIBOR + 4.25%), 5.50%, 04/19/2019 (aa)	17,023

	Media — 0.5%
37,355	iHeartCommunications, Inc., Term Loan D, (1 Month LIBOR + 6.75%), 7.99%, 01/30/2019 (aa)	29,884
20,104	iHeartCommunications, Inc., Tranche E Term Loan, (1 Month LIBOR + 7.50%), 8.74%, 07/30/2019 (aa)	16,061
2,979	MTL Publishing LLC, 1st Lien Term Loan, (1 Month LIBOR + 2.50%), 3.73%, 08/21/2023 (aa)	2,983
1,872	Tribune Media Co., Term Loan B, (1 Month LIBOR + 3.00%), 4.24%, 12/27/2020 (aa)	1,875

		50,803

	Specialty Retail — 0.0% (g)
5,969	PetSmart, Inc., Term Loan B, (1 Month LIBOR + 3.00%), 4.24%, 03/11/2022 (aa)	5,242

	Total Consumer Discretionary	73,068

	Consumer Staples — 0.4%
	Food & Staples Retailing — 0.3%
26,093	Moran Foods LLC, Term Loan B, (1 Month LIBOR + 6.00%), 7.24%, 11/29/2023 (aa)	24,527
4,146	SUPERVALU, Inc., Delayed Draw Term Loan, (1 Month LIBOR + 3.50%), 4.74%, 06/02/2024 (aa)	3,997
6,909	SUPERVALU, Inc., Term Loan B, (1 Month LIBOR + 3.50%), 4.74%, 06/08/2024 (aa)	6,662

		35,186

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	165

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — continued
	Personal Products — 0.1%
8,176	Revlon Consumer Products Corp., Term Loan B, (1 Month LIBOR + 3.50%), 4.74%, 09/07/2023 (aa)	7,327

	Total Consumer Staples	42,513

	Energy — 1.6%
	Oil, Gas & Consumable Fuels — 1.6%
2,695	Alon USA Partners LP, MLP Term Loans, (1 Month LIBOR + 8.00%), 9.25%, 11/26/2018 (aa)	2,706
49,609	California Resources Corp., 1st Lien Second Out Term Loan, (1 Month LIBOR + 10.38%), 11.60%, 12/31/2021 (aa) ^	52,502
54,019	Chesapeake Energy Corp., 1st Lien Last Out, (3 Month LIBOR + 7.50%), 8.81%, 08/23/2021 (aa) ^	57,350
35,073	MEG Energy Corp., 1st Lien Term B Loan, (Canada), (1 Month LIBOR + 3.50%), 4.73%, 12/31/2023 (aa)	34,766
21,365	Ultra Resources, Inc., Term Loan, (3 Month LIBOR + 3.00%), 4.31%, 04/12/2024 (aa) ^	21,330

	Total Energy	168,654

	Health Care — 0.1%
	Pharmaceuticals — 0.1%
19,041	Concordia Healthcare Corp., Initial Dollar Term Loan, (Canada), (1 Month LIBOR + 4.25%), 5.48%, 10/21/2021 (aa)	13,514

	Industrials — 0.3%
	Aerospace & Defense — 0.0% (g)
4,060	MacDonald Dettwiler and Associates Ltd., Term Loan B, (3 Month LIBOR + 2.75%), 3.75%, 07/05/2024 (aa) ^	4,041

	Electrical Equipment — 0.1%
10,772	Cortes NP, Term B Loan , (2 Month LIBOR + 4.00%), 5.24%, 11/30/2023 (aa)	10,834

	Machinery — 0.2%
16,438	Onex Wizard Acquisition Co. II S.C.A., Initial Dollar Term Loan, (Luxembourg), (1 Month LIBOR + 3.00%), 4.24%, 03/11/2022 (aa)	16,500

	Total Industrials	31,375

	Information Technology — 0.8%
	Communications Equipment — 0.3%
3,558	Avaya, Inc., DIP Term Loan, (1 Month LIBOR + 7.50%), 8.73%, 01/24/2018 (d) (aa)	3,611

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Communications Equipment — continued
6,145	Avaya, Inc., Term Loan B-3 Extending Tranche, (3 Month LIBOR + 4.50%), 5.82%, 10/26/2017 (d) (aa)	5,142
8,660	Avaya, Inc., Term Loan B-6, (3 Month LIBOR + 5.50%), 6.81%, 03/31/2018 (d) (aa)	7,264
18,385	Avaya, Inc., Term Loan B-7, (3 Month LIBOR + 5.25%), 6.56%, 05/29/2020 (d) (aa)	15,478

		31,495

	IT Services — 0.3%
	First Data Corp., 1st Lien Term Loan,
4,064	(1 Month LIBOR + 2.25%), 3.49%, 07/08/2022 (aa)	4,059
22,201	(1 Month LIBOR + 2.50%), 3.74%, 04/26/2024 (aa)	22,200

		26,259

	Semiconductors & Semiconductor Equipment — 0.0% (g)
4,467	ON Semiconductor Corp., 1st Lien Term Loan B, (1 Month LIBOR + 2.25%), 3.49%, 03/31/2023 (aa)	4,480

	Software — 0.1%
5,020	Genesys Telecom Holdings (Greeneden), 1st Lien Term Loan B-2, (3 Month LIBOR + 3.75%), 5.01%, 12/01/2023 (aa)	5,046
4,503	Infor US, Inc., Tranche B-6 Term Loan, (3 Month LIBOR + 2.75%), 4.05%, 02/01/2022 (aa)	4,488

		9,534

	Technology Hardware, Storage & Peripherals — 0.1%
7,513	Quest Software US Holdings, Inc., Term Loan, (LIBOR + 6.00%), 7.26%, 10/31/2022 (aa)	7,617

	Total Information Technology	79,385

	Materials — 0.1%
	Containers & Packaging — 0.1%
1,098	Berry Plastics Corp., Term Loan K, (1 Month LIBOR + 2.25%), 3.48%, 02/08/2020 (aa)	1,099
7,314	Viskase Corp., Inc., Initial Term Loan, (3 Month LIBOR + 3.25%), 4.55%, 01/30/2021 (aa)	6,949

	Total Materials	8,048

	Telecommunication Services — 0.6%
	Diversified Telecommunication Services — 0.4%
3,661	Cincinnati Bell, Inc., Term Loan, (1 Month LIBOR + 3.00%), 4.23%, 09/10/2020 (aa)	3,661

SEE NOTES TO FINANCIAL STATEMENTS.

166	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — continued
	Diversified Telecommunication Services — continued
8,860	Cincinnati Bell, Inc., Term Loan B, (3 Month LIBOR + 3.50%), 4.50%, 08/17/2024 (aa) ^	8,863
8,451	Consolidated Communications, Inc., Term Loan B, (1 Month LIBOR + 3.00%), 4.24%, 10/05/2023 (aa)	8,292
14,908	Securus Technologies Holdings, Inc., 1st Lien Term Loan, (3 Month LIBOR + 4.50%), 4.50%, 06/20/2024 (aa) ^	15,023
3,255	Securus Technologies Holdings, Inc., 2nd Lien Term Loan, (3 Month LIBOR + 8.00%), 9.00%, 06/20/2025 (aa) ^	3,260

		39,099

	Wireless Telecommunication Services — 0.2%
12,424	Syniverse Holdings, Inc., Initial Term Loan, (3 Month LIBOR + 3.00%), 4.31%, 04/23/2019 (aa)	11,896
6,712	Syniverse Holdings, Inc., Tranche B Term Loan, (3 Month LIBOR + 3.00%), 4.30%, 04/23/2019 (aa)	6,427

		18,323

	Total Telecommunication Services	57,422

	Total Loan Assignments (Cost $492,655)	473,979

NUMBER OF RIGHTS
Rights — 0.1%
	Utilities — 0.1%
	Independent Power and Renewable Electricity Producers — 0.1%
2,797	Vistra Energy Corp., expiring 12/31/2049 (a) (bb) (Cost $–)	3,286

NUMBER OF WARRANTS
Warrants — 0.0% (g)
	Consumer Discretionary — 0.0% (g)
	Specialty Retail — 0.0% (g)
112	Nebraska Book Co., Inc., expiring 06/29/2019 (Strike Price $1.00) (a) (bb)	—	(h)
52	Nebraska Book Holdings, Inc., expiring 06/29/2019 (Strike Price $1.00) (a) (bb)	—	(h)

	Total Consumer Discretionary	—	(h)

NUMBER OF WARRANTS	SECURITY DESCRIPTION	VALUE($)

	Energy — 0.0% (g)
	Oil, Gas & Consumable Fuels — 0.0% (g)
	Sabine Oil & Gas Holdings, Inc.,
2	expiring 04/13/2026 (a)	10
10	expiring 04/13/2026 (Strike Price $1.00) (a)	67

	Total Energy	77

	Total Warrants (Cost $64)	77

PRINCIPAL AMOUNT($)
Short-Term Investments — 3.6%
	U.S. Treasury Obligations— 0.1%
	U.S. Treasury Bills,
4,200	0.89%, 09/07/2017 (n)	4,200
6,525	1.09%, 12/07/2017 (n)	6,508

	Total U.S. Treasury Obligations (Cost $10,706)	10,708

SHARES
	Investment Company — 3.5%
359,265	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.88% (b) (l) (Cost $359,265)	359,265

	Total Short-Term Investments (Cost $369,971)	369,973

	Total Investments — 97.7% (Cost $9,763,870)	9,976,542
	Other Assets in Excess of Liabilities — 2.3%	238,740

	NET ASSETS — 100.0%	$10,215,282

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	167

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

Centrally Cleared Credit default swap contracts outstanding — sell protection (1) as of August 31, 2017:

REFERENCE ENTITY	FINANCING RATE RECEIVED BY THE FUND (%)	PAYMENTS FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%) (2)	NOTIONAL AMOUNT (3)	UPFRONT PAYMENTS (RECEIPTS) ($) (4)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.HY.28-V1	5.00	Quarterly	06/20/2022	3.27	USD 200,000	13,225	3,333	16,558

						13,225	3,333	16,558

(1)

The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(2)

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(3)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(4)

Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

SEE NOTES TO FINANCIAL STATEMENTS.

168	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 4.9%
367	Air Canada Pass-Through Trust, (Canada), Series 2013-1, Class A, 4.13%, 05/15/2025 (e)	387
	Ally Auto Receivables Trust,
264	Series 2015-1, Class A3, 1.39%, 09/16/2019	264
472	Series 2016-1, Class A3, 1.47%, 04/15/2020	472
800	Series 2016-2, Class A3, 1.35%, 05/15/2020	799
666	Series 2017-2, Class A3, 1.78%, 08/16/2021	667
569	Series 2017-3, Class A3, 1.74%, 09/15/2021	570
	American Airlines Pass-Through Trust,
56	Series 2011-1, Class A, 5.25%, 01/31/2021	59
753	Series 2013-2, Class A, 4.95%, 01/15/2023	807
123	Series 2016-2, Class A, 3.65%, 06/15/2028	125
282	Series 2017-1, Class AA, 3.65%, 02/15/2029	292
204	Series 2017-2, Class AA, 3.35%, 10/15/2029	206
	American Credit Acceptance Receivables Trust,
714	Series 2017-2, Class A, 1.84%, 07/13/2020 (e)	714
546	Series 2017-3, Class A, 1.82%, 03/10/2020 (e)	546
	American Express Credit Account Master Trust,
619	Series 2014-3, Class A, 1.49%, 04/15/2020	619
600	Series 2017-1, Class A, 1.93%, 09/15/2022	604
201	AmeriCredit Automobile Receivables, Series 2015-4, Class A3, 1.70%, 07/08/2020	202
	AmeriCredit Automobile Receivables Trust,
428	Series 2016-2, Class A3, 1.60%, 11/09/2020	428
117	Series 2017-1, Class A3, 1.87%, 08/18/2021	117
217	Series 2017-2, Class A3, 1.98%, 12/20/2021	218
292	Series 2017-3, Class A3, 1.90%, 03/18/2022	293
207	Ascentium Equipment Receivables Trust, Series 2017-1A, Class A3, 2.29%, 06/10/2021 (e)	208
946	AXIS Equipment Finance Receivables IV LLC, Series 2016-1A, Class A, 2.21%, 11/20/2021 (e)	944

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

555	B2R Mortgage Trust, Series 2015-1, Class A1, 2.52%, 05/15/2048 (e)	555
	BMW Vehicle Lease Trust,
862	Series 2015-2, Class A3, 1.40%, 09/20/2018	862
290	Series 2016-2, Class A3, 1.43%, 09/20/2019	289
333	Series 2017-1, Class A3, 1.98%, 05/20/2020	335
17	BMW Vehicle Owner Trust, Series 2014-A, Class A3, 0.97%, 11/26/2018	17
463	Cabela’s Credit Card Master Note Trust, Series 2015-2, Class A1, 2.25%, 07/17/2023	468
	Capital Auto Receivables Asset Trust,
866	Series 2015-1, Class A3, 1.61%, 06/20/2019	866
591	Series 2015-2, Class A3, 1.73%, 09/20/2019	592
145	CarFinance Capital Auto Trust, Series 2015-1A, Class A, 1.75%, 06/15/2021 (e)	145
	CarMax Auto Owner Trust,
142	Series 2014-2, Class A3, 0.98%, 01/15/2019	142
339	Series 2015-2, Class A3, 1.37%, 03/16/2020	338
337	Series 2016-1, Class A3, 1.61%, 11/16/2020	337
711	Series 2016-2, Class A3, 1.52%, 02/16/2021	710
540	Series 2016-4, Class A3, 1.40%, 08/15/2021	538
1,454	Series 2017-1, Class A3, 1.98%, 11/15/2021	1,461
425	Series 2017-3, Class A3, 1.97%, 04/15/2022	427
883	Chrysler Capital Auto Receivables Trust, Series 2016-AA, Class A3, 1.77%, 10/15/2020 (e)	884
	Citibank Credit Card Issuance Trust,
3,200	Series 2014-A8, Class A8, 1.73%, 04/09/2020	3,206
1,120	Series 2016-A1, Class A1, 1.75%, 11/19/2021	1,122
	CNH Equipment Trust,
2	Series 2014-B, Class A3, 0.91%, 05/15/2019	2
432	Series 2017-A, Class A3, 2.07%, 05/16/2022	435

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	169

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
375	Series 2017-B, Class A3, 1.86%, 09/15/2022	376
295	Continental Airlines Pass-Through Trust, Series 2007-1, Class A, 5.98%, 04/19/2022	324
	CPS Auto Receivables Trust,
39	Series 2014-D, Class A, 1.49%, 04/15/2019 (e)	38
417	Series 2015-B, Class A, 1.65%, 11/15/2019 (e)	417
190	Series 2016-B, Class A, 2.07%, 11/15/2019 (e)	191
479	Series 2017-C, Class B, 2.30%, 07/15/2021 (e)	479
209	Dell Equipment Finance Trust, Series 2017-1, Class A3, 2.14%, 04/22/2022 (e)	210
	Delta Air Lines Pass-Through Trust,
24	Series 2010-2, Class A, 4.95%, 05/23/2019	25
50	Series 2011-1, Class A, 5.30%, 04/15/2019	52
340	Series 2012-1, Class A, 4.75%, 05/07/2020	357
1,500	Discover Card Execution Note Trust, Series 2015-A3, Class A, 1.45%, 03/15/2021	1,499
94	Drive Auto Receivables Trust, Series 2017-BA, Class B, 2.20%, 05/15/2020 (e)	94
	DT Auto Owner Trust,
40	Series 2016-2A, Class A, 1.73%, 08/15/2019 (e)	40
457	Series 2017-2A, Class B, 2.44%, 02/15/2021 (e)	459
306	Series 2017-3A, Class B, 2.40%, 05/17/2021 (e)	306
129	Exeter Automobile Receivables Trust, Series 2015-3A, Class A, 2.00%, 03/16/2020 (e)	129
235	Fifth Third Auto Trust, Series 2015-1, Class A3, 1.42%, 03/16/2020	235
349	First Investors Auto Owner Trust, Series 2017-2A, Class A2, 2.27%, 07/15/2022 (e)	350
1,233	FirstKey Lending Trust, Series 2015-SFR1, Class A, 2.55%, 03/09/2047 (e)	1,234
	Flagship Credit Auto Trust,
49	Series 2014-2, Class A, 1.43%, 12/16/2019 (e)	49
161	Series 2015-1, Class A, 1.63%, 06/15/2020 (e)	161
272	Series 2016-2, Class A1, 2.28%, 05/15/2020 (e)	272
285	Series 2017-2, Class B, 2.57%, 04/15/2023 (e)	286

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

935	Series 2017-3, Class A, 1.88%, 10/15/2021 (e)	936
531	Ford Credit Auto Lease Trust, Series 2017-A, Class A3, 1.88%, 04/15/2020	533
	Ford Credit Auto Owner Trust,
260	Series 2014-C, Class A3, 1.06%, 05/15/2019	259
280	Series 2015-A, Class A3, 1.28%, 09/15/2019	280
341	Series 2015-B, Class A3, 1.16%, 11/15/2019	341
474	Series 2015-C, Class A3, 1.41%, 02/15/2020	474
373	Series 2016-B, Class A3, 1.33%, 10/15/2020	372
755	Series 2017-A, Class A3, 1.67%, 06/15/2021	756
47	GLC Trust, Series 2014-A, Class A, 3.00%, 07/15/2021 (e)	47
	GLS Auto Receivables Trust,
251	Series 2015-1A, Class A, 2.25%, 12/15/2020 (e)	251
448	Series 2016-1A, Class A, 2.73%, 10/15/2020 (e)	448
	GM Financial Automobile Leasing Trust,
377	Series 2015-1, Class A3, 1.53%, 09/20/2018	377
910	Series 2015-3, Class A3, 1.69%, 03/20/2019	911
248	Series 2016-2, Class A3, 1.62%, 09/20/2019	248
507	Series 2017-1, Class A3, 2.06%, 05/20/2020	510
391	GM Financial Consumer Automobile, Series 2017-1A, Class A3, 1.78%, 10/18/2021 (e)	392
402	GMAT Trust, Series 2013-1A, Class A, SUB, 6.97%, 11/25/2043 (e) (bb)	402
231	Green Tree Agency Advance Funding Trust I, Series 2016-T1, Class AT1, 2.38%, 10/15/2048 (e)	230
	Harley-Davidson Motorcycle Trust,
987	Series 2015-1, Class A3, 1.41%, 06/15/2020	986
440	Series 2015-2, Class A3, 1.30%, 03/16/2020	440
	Honda Auto Receivables Owner Trust,
201	Series 2015-1, Class A3, 1.05%, 10/15/2018	201

SEE NOTES TO FINANCIAL STATEMENTS.

170	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
389	Series 2016-1, Class A3, 1.22%, 12/18/2019	388
392	Series 2016-3, Class A3, 1.16%, 05/18/2020	391
	Hyundai Auto Receivables Trust,
52	Series 2014-B, Class A3, 0.90%, 12/17/2018	52
191	Series 2015-A, Class A3, 1.05%, 04/15/2019	190
343	Series 2015-C, Class A3, 1.46%, 02/18/2020	343
563	Series 2017-A, Class A3, 1.76%, 08/16/2021	564
640	Series 2017-B, Class A3, 1.77%, 01/18/2022	640
	John Deere Owner Trust,
181	Series 2014-B, Class A3, 1.07%, 11/15/2018	181
311	Series 2015-B, Class A3, 1.44%, 10/15/2019	311
226	Series 2017-B, Class A3, 1.82%, 10/15/2021	227
1,199	Lendmark Funding Trust, Series 2016-A, Class A, 4.82%, 08/21/2023 (e)	1,227
392	Mercedes-Benz Auto Receivables Trust, Series 2016-1, Class A3, 1.26%, 02/16/2021	391
169	Nationstar HECM Loan Trust, Series 2016-3A, Class A, 2.01%, 08/25/2026 (e)	171
416	NextGear Floorplan Master Owner Trust, Series 2017-1A, Class A2, 2.54%, 04/18/2022 (e)	419
379	Nissan Auto Lease Trust, Series 2017-A, Class A3, 1.91%, 04/15/2020	379
	Nissan Auto Receivables Owner Trust,
162	Series 2014-B, Class A3, 1.11%, 05/15/2019	162
823	Series 2015-C, Class A3, 1.37%, 05/15/2020	822
305	Series 2016-B, Class A3, 1.32%, 01/15/2021	304
	OneMain Financial Issuance Trust,
42	Series 2014-1A, Class A, 2.43%, 06/18/2024 (e)	42
292	Series 2014-2A, Class A, 2.47%, 09/18/2024 (e)	292
1,295	Series 2015-1A, Class A, 3.19%, 03/18/2026 (e)	1,310
1,284	Series 2015-2A, Class A, 2.57%, 07/18/2025 (e)	1,285

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

42	PFS Tax Lien Trust, Series 2014-1, Class NOTE, 1.44%, 05/15/2029 (e) (bb)	42
	Prosper Marketplace Issuance Trust,
225	Series 2017-1A, Class A, 2.56%, 06/15/2023 (e)	225
388	Series 2017-2A, Class A, 2.41%, 09/15/2023 (e)	389
1,100	Purchasing Power Funding LLC, Series 2015-A, Class A2, 4.75%, 12/15/2019 (e)	1,104
5	RAMP Trust, Series 2006-RZ1, Class A3, 1.53%, 03/25/2036 (z) (bb)	5
1,000	Santander Drive Auto Receivables Trust, Series 2017-2, Class A3, 1.87%, 12/15/2020	1,000
111	Saxon Asset Securities Trust, Series 2003-1, Class AF6, SUB, 4.79%, 06/25/2033 (bb)	111
363	SoFi Consumer Loan Program LLC, Series 2016-2, Class A, 3.09%, 10/27/2025 (e)	368
209	Sofi Professional Loan Program LLC, Series 2017-B, Class A1FX, 1.83%, 05/25/2040 (e)	210
391	Sprint Spectrum Co. LLC, 3.36%, 09/20/2021 (e)	397
	Toyota Auto Receivables Owner Trust,
40	Series 2014-C, Class A3, 0.93%, 07/16/2018	40
600	Series 2016-A, Class A3, 1.25%, 03/16/2020	599
348	Series 2016-B, Class A3, 1.30%, 04/15/2020	347
670	Series 2016-D, Class A3, 1.23%, 10/15/2020	667
215	Series 2017-A, Class A3, 1.73%, 02/16/2021	215
877	Trafigura Securitisation Finance plc, (Ireland), Series 2014-1A, Class A, 2.18%, 10/15/2018 (e) (z) (bb)	877
400	United Airlines Pass-Through Trust, Series 2016-2, Class AA, 2.88%, 10/07/2028	396
809	VOLT LIV LLC, Series 2017-NPL1, Class A1, SUB, 3.62%, 02/25/2047 (e) (bb)	813
368	VOLT LIX LLC, Series 2017-NPL6, Class A1, SUB, 3.25%, 05/25/2047 (e) (bb)	370
1,521	VOLT LVI LLC, Series 2017-NPL3, Class A1, SUB, 3.50%, 03/25/2047 (e)	1,536
861	VOLT LVII LLC, Series 2017-NPL4, Class A1, SUB, 3.38%, 04/25/2047 (e)	869
444	VOLT LVIII LLC, Series 2017-NPL5, Class A1, SUB, 3.38%, 05/28/2047 (e) (bb)	448

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	171

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
428	VOLT LXI LLC, Series 2017-NPL8, Class A1, SUB, 3.13%, 06/25/2047 (e) (bb)	431
564	VOLT XL LLC, Series 2015-NP14, Class A1, SUB, 4.37%, 11/27/2045 (e) (bb)	566
195	VOLT XXII LLC, Series 2015-NPL4, Class A1, SUB, 3.50%, 02/25/2055 (e) (bb)	195
379	VOLT XXIV LLC, Series 2015-NPL6, Class A1, SUB, 3.50%, 02/25/2055 (e) (bb)	381
1,114	VOLT XXV LLC, Series 2015-NPL8, Class A1, SUB, 3.50%, 06/26/2045 (e)	1,116
743	VOLT XXXIII LLC, Series 2015-NPL5, Class A1, SUB, 3.50%, 03/25/2055 (e) (bb)	745
119	Westgate Resorts LLC, Series 2015-1A, Class A, 2.75%, 05/20/2027 (e)	119
	Westlake Automobile Receivables Trust,
241	Series 2016-1A, Class A2A, 1.82%, 01/15/2019 (e)	241
329	Series 2017-2A, Class A2A, 1.80%, 07/15/2020 (e)	329
746	World Financial Network Credit Card Master Trust, Series 2017-A, Class A, 2.12%, 03/15/2024	750
	World Omni Auto Receivables Trust,
221	Series 2015-A, Class A3, 1.34%, 05/15/2020	221
1,286	Series 2015-B, Class A3, 1.49%, 12/15/2020	1,286
327	Series 2017-B, Class A3, 1.95%, 02/15/2023	328
	World Omni Automobile Lease Securitization Trust,
984	Series 2015-A, Class A3, 1.54%, 10/15/2018	984
500	Series 2017-A, Class A3, 2.13%, 04/15/2020	503

	Total Asset-Backed Securities (Cost $69,276)	69,563

Collateralized Mortgage Obligations — 12.0%
406	Bear Stearns ALT-A Trust, Series 2004-6, Class 1A, 1.87%, 07/25/2034 (z)	405
8	CHL Mortgage Pass-Through Trust, Series 2004-8, Class 2A1, 4.50%, 06/25/2019	8
	Citigroup Mortgage Loan Trust, Inc.,
23	Series 2003-1, Class 3A4, 5.25%, 09/25/2033	23
62	Series 2004-HYB4, Class WA, 3.49%, 12/25/2034 (z) (bb)	62
36	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-27, Class 5A4, 5.25%, 11/25/2033	37

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	FHLMC REMIC,
22	Series 1578, Class K, 6.90%, 09/15/2023	23
193	Series 2110, Class PG, 6.00%, 01/15/2029	218
29	Series 2436, Class MC, 7.00%, 04/15/2032	33
37	Series 2441, Class GF, 6.50%, 04/15/2032	43
217	Series 2505, Class D, 5.50%, 09/15/2032	239
872	Series 2525, Class AM, 4.50%, 04/15/2032	943
107	Series 2544, Class KE, 5.50%, 12/15/2032	120
274	Series 2557, Class HL, 5.30%, 01/15/2033	302
2	Series 2558, Class BD, 5.00%, 01/15/2018	2
8	Series 2564, Class NK, 5.00%, 02/15/2018	8
83	Series 2575, Class PE, 5.50%, 02/15/2033	92
349	Series 2586, Class WG, 4.00%, 03/15/2033	371
1	Series 2594, Class JB, 4.50%, 04/15/2018	1
11	Series 2595, Class HJ, 5.00%, 03/15/2023	12
295	Series 2596, Class QD, 4.00%, 03/15/2033	312
37	Series 2611, Class KH, 5.00%, 05/15/2018	38
332	Series 2621, Class QH, 5.00%, 05/15/2033	367
443	Series 2624, Class QH, 5.00%, 06/15/2033	488
1,079	Series 2626, Class JC, 5.00%, 06/15/2023	1,144
264	Series 2632, Class AB, 4.50%, 06/15/2018	266
21	Series 2648, Class BK, 5.00%, 07/15/2033	22
33	Series 2649, Class PJ, 3.50%, 06/15/2033	34
6	Series 2649, Class QH, 4.50%, 07/15/2018	6
227	Series 2649, Class WB, 3.50%, 07/15/2023	235
711	Series 2673, Class PE, 5.50%, 09/15/2033	798
815	Series 2685, Class DT, 5.00%, 10/15/2023	862
189	Series 2687, Class JH, 5.00%, 10/15/2023	200
547	Series 2696, Class DG, 5.50%, 10/15/2033	608
41	Series 2699, Class TC, 4.00%, 11/15/2018	41
1,246	Series 2701, Class AC, 5.00%, 11/15/2023	1,318
284	Series 2725, Class TA, 4.50%, 12/15/2033	319
605	Series 2733, Class ME, 5.00%, 01/15/2034	665
109	Series 2752, Class JB, 4.50%, 02/15/2019	110
138	Series 2760, Class KT, 4.50%, 09/15/2032	145
138	Series 2764, Class UE, 5.00%, 10/15/2032	139
261	Series 2768, Class PK, 5.00%, 03/15/2034	289
52	Series 2773, Class OC, 5.00%, 04/15/2019	53
47	Series 2828, Class JE, 4.50%, 07/15/2019	48
8	Series 2843, Class BC, 5.00%, 08/15/2019	8
80	Series 2864, Class NB, 5.50%, 07/15/2033	81
90	Series 2875, Class HB, 4.00%, 10/15/2019	91
268	Series 2899, Class HB, 4.00%, 12/15/2019	272
45	Series 2910, Class BE, 4.50%, 12/15/2019	46
66	Series 2920, Class KT, 4.50%, 01/15/2020	66
68	Series 2929, Class KG, 4.50%, 02/15/2020	69

SEE NOTES TO FINANCIAL STATEMENTS.

172	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
450	Series 2934, Class KG, 5.00%, 02/15/2035	494
6	Series 2950, Class JA, 4.50%, 03/15/2020	6
1,312	Series 2960, Class JH, 5.50%, 04/15/2035	1,471
53	Series 2981, Class BC, 4.50%, 05/15/2020	54
44	Series 2988, Class TY, 5.50%, 06/15/2025	48
1,048	Series 2989, Class TG, 5.00%, 06/15/2025	1,130
8	Series 2993, Class PM, 4.50%, 05/15/2035	8
10	Series 3017, Class MK, 5.00%, 12/15/2034	10
15	Series 3036, Class TE, 5.50%, 12/15/2034	15
32	Series 3077, Class TO, PO, 04/15/2035	29
88	Series 3082, Class PW, 5.50%, 12/15/2035	99
2,062	Series 3084, Class BH, 5.50%, 12/15/2035	2,313
115	Series 3087, Class KX, 5.50%, 12/15/2025	123
1,969	Series 3098, Class KG, 5.50%, 01/15/2036	2,210
1,629	Series 3102, Class CE, 5.50%, 01/15/2026	1,733
46	Series 3121, Class JD, 5.50%, 03/15/2026	51
153	Series 3123, Class HT, 5.00%, 03/15/2026	164
80	Series 3136, Class CO, PO, 04/15/2036	75
66	Series 3145, Class AJ, 5.50%, 04/15/2036	74
616	Series 3150, Class EQ, 5.00%, 05/15/2026	657
122	Series 3200, Class PO, PO, 08/15/2036	108
62	Series 3270, Class AT, 5.50%, 01/15/2037	70
14	Series 3272, Class PA, 6.00%, 02/15/2037	15
1,126	Series 3294, Class DB, 4.50%, 03/15/2022	1,148
83	Series 3337, Class MD, 5.50%, 06/15/2027	92
97	Series 3348, Class HT, 6.00%, 07/15/2037	112
95	Series 3349, Class HE, 5.50%, 07/15/2036	95
23	Series 3372, Class BD, 4.50%, 10/15/2022	24
530	Series 3501, Class A, 4.50%, 01/15/2039	558
12	Series 3508, Class PK, 4.00%, 02/15/2039	13
32	Series 3513, Class A, 4.50%, 02/15/2039	34
652	Series 3521, Class B, 4.00%, 04/15/2024	691
91	Series 3544, Class BC, 4.00%, 06/15/2024	95
4,165	Series 3546, Class NB, 4.00%, 06/15/2024	4,427
1,874	Series 3562, Class JC, 4.00%, 08/15/2024	1,962
1,270	Series 3563, Class BD, 4.00%, 08/15/2024	1,320
49	Series 3563, Class LB, 4.00%, 08/15/2029	52
265	Series 3571, Class MY, 4.00%, 09/15/2024	282
1,332	Series 3575, Class EB, 4.00%, 09/15/2024	1,408
2,047	Series 3577, Class B, 4.00%, 09/15/2024	2,128
330	Series 3578, Class KB, 4.00%, 09/15/2024	345
52	Series 3605, Class NB, 5.50%, 06/15/2037	52
136	Series 3647, Class GA, 5.00%, 11/15/2028	138
247	Series 3653, Class B, 4.50%, 04/15/2030	268
1,615	Series 3653, Class HJ, 5.00%, 04/15/2040	1,771
92	Series 3659, Class BD, 5.00%, 01/15/2037	94

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

530	Series 3659, Class VG, 5.00%, 09/15/2034	578
2,435	Series 3677, Class KB, 4.50%, 05/15/2040	2,642
1,706	Series 3677, Class PB, 4.50%, 05/15/2040	1,825
73	Series 3688, Class GT, 7.29%, 11/15/2046 (z)	86
260	Series 3715, Class PC, 4.50%, 08/15/2040	284
567	Series 3740, Class BP, 4.50%, 04/15/2038	584
79	Series 3747, Class HI, IO, 4.50%, 07/15/2037	2
538	Series 3747, Class PA, 4.00%, 04/15/2038	553
69	Series 3755, Class ML, 5.50%, 06/15/2029	71
1,539	Series 3787, Class AY, 3.50%, 01/15/2026	1,609
1,272	Series 3794, Class LB, 3.50%, 01/15/2026	1,327
215	Series 3797, Class PA, 4.50%, 08/15/2039	218
1,661	Series 3816, Class HA, 3.50%, 11/15/2025	1,761
1,236	Series 3819, Class ZQ, 6.00%, 04/15/2036	1,399
500	Series 3824, Class EY, 3.50%, 03/15/2031	532
990	Series 3827, Class BM, 5.50%, 08/15/2039	1,050
204	Series 3828, Class PU, 4.50%, 03/15/2041	216
757	Series 3852, Class TP, IF, 5.50%, 05/15/2041 (z)	841
2,800	Series 3874, Class DW, 3.50%, 06/15/2021	2,901
1,364	Series 3885, Class AC, 4.00%, 06/15/2026	1,430
821	Series 3898, Class KH, 3.50%, 06/15/2026	868
755	Series 3904, Class EC, 2.00%, 08/15/2040	756
1,600	Series 3911, Class B, 3.50%, 08/15/2026	1,687
422	Series 3955, Class HB, 3.00%, 12/15/2040	433
2,500	Series 3956, Class EB, 3.25%, 11/15/2041	2,576
2,500	Series 3959, Class PB, 3.00%, 11/15/2026	2,582
1,650	Series 3963, Class JB, 4.50%, 11/15/2041	1,850
190	Series 4026, Class MQ, 4.00%, 04/15/2042	204
499	Series 4085, Class FB, 1.63%, 01/15/2039 (z)	502
2,611	Series 4219, Class JA, 3.50%, 08/15/2039	2,721
3,650	Series 4238, Class UY, 3.00%, 08/15/2033	3,692
2,373	Series 4337, Class VJ, 3.50%, 06/15/2027	2,527
3,040	Series 4616, Class HP, 3.00%, 09/15/2046	3,112
1,606	FHLMC STRIPS, Series 262, Class 35, 3.50%, 07/15/2042	1,681
	FNMA REMIC,
262	Series 1997-57, Class PN, 5.00%, 09/18/2027	282
114	Series 2001-63, Class TC, 6.00%, 12/25/2031	128
281	Series 2001-81, Class HE, 6.50%, 01/25/2032	321
186	Series 2002-75, Class GB, 5.50%, 11/25/2032	193

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	173

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
94	Series 2002-85, Class PE, 5.50%, 12/25/2032	105
94	Series 2003-5, Class EQ, 5.50%, 02/25/2023	100
58	Series 2003-21, Class OU, 5.50%, 03/25/2033	65
74	Series 2003-23, Class CH, 5.00%, 04/25/2033	80
800	Series 2003-26, Class EB, 3.50%, 04/25/2033	828
43	Series 2003-41, Class BK, 5.00%, 05/25/2018	43
110	Series 2003-48, Class TC, 5.00%, 06/25/2023	116
96	Series 2003-55, Class HY, 5.00%, 06/25/2023	101
209	Series 2003-63, Class YB, 5.00%, 07/25/2033	228
368	Series 2003-69, Class N, 5.00%, 07/25/2033	402
432	Series 2003-80, Class QG, 5.00%, 08/25/2033	489
32	Series 2003-84, Class GE, 4.50%, 09/25/2018	32
255	Series 2003-85, Class QD, 5.50%, 09/25/2033	286
7	Series 2003-87, Class TJ, 4.50%, 09/25/2018	7
69	Series 2003-94, Class CE, 5.00%, 10/25/2033	75
105	Series 2003-129, Class ME, 5.00%, 08/25/2023	105
58	Series 2003-134, Class MH, 5.00%, 06/25/2033	59
423	Series 2004-44, Class KT, 6.00%, 06/25/2024	451
140	Series 2004-53, Class NC, 5.50%, 07/25/2024	151
290	Series 2004-70, Class EB, 5.00%, 10/25/2024	307
4	Series 2004-81, Class HA, 4.25%, 10/25/2024	5
425	Series 2005-5, Class CK, 5.00%, 01/25/2035	470
964	Series 2005-29, Class WC, 4.75%, 04/25/2035	1,041
294	Series 2005-48, Class TD, 5.50%, 06/25/2035	339
631	Series 2005-53, Class MJ, 5.50%, 06/25/2035	708

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

77	Series 2005-58, Class EP, 5.50%, 07/25/2035	85
71	Series 2005-62, Class CP, 4.75%, 07/25/2035	74
250	Series 2005-68, Class BE, 5.25%, 08/25/2035	292
288	Series 2005-68, Class PG, 5.50%, 08/25/2035	320
23	Series 2005-86, Class AX, 5.50%, 10/25/2035	23
832	Series 2005-102, Class PG, 5.00%, 11/25/2035	911
764	Series 2005-110, Class GL, 5.50%, 12/25/2035	873
19	Series 2005-110, Class MB, 5.50%, 09/25/2035	20
317	Series 2006-22, Class CE, 4.50%, 08/25/2023	331
108	Series 2006-49, Class PA, 6.00%, 06/25/2036	123
649	Series 2006-114, Class HE, 5.50%, 12/25/2036	727
55	Series 2007-33, Class HE, 5.50%, 04/25/2037	62
15	Series 2007-65, Class KI, IF, IO, 5.39%, 07/25/2037 (z)	2
419	Series 2007-71, Class GB, 6.00%, 07/25/2037	473
170	Series 2007-71, Class KP, 5.50%, 07/25/2037	186
85	Series 2007-113, Class DB, 4.50%, 12/25/2022	87
103	Series 2008-65, Class CD, 4.50%, 08/25/2023	105
595	Series 2008-70, Class BY, 4.00%, 08/25/2023	601
38	Series 2008-72, Class BX, 5.50%, 08/25/2038	42
15	Series 2008-74, Class B, 5.50%, 09/25/2038	17
629	Series 2009-19, Class PW, 4.50%, 10/25/2036	678
21	Series 2009-37, Class KI, IF, IO, 4.77%, 06/25/2039 (z)	3
182	Series 2009-39, Class LB, 4.50%, 06/25/2029	196
690	Series 2009-62, Class HJ, 6.00%, 05/25/2039	756
99	Series 2009-71, Class MB, 4.50%, 09/25/2024	105

SEE NOTES TO FINANCIAL STATEMENTS.

174	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
14	Series 2009-78, Class J, 5.00%, 09/25/2019	15
25	Series 2009-86, Class IP, IO, 5.50%, 10/25/2039	4
77	Series 2009-86, Class OT, PO, 10/25/2037	70
1,725	Series 2009-92, Class AD, 6.00%, 11/25/2039	1,909
47	Series 2009-96, Class CB, 4.00%, 11/25/2049	49
278	Series 2009-96, Class DB, 4.00%, 11/25/2029	296
192	Series 2009-112, Class ST, IF, IO, 5.02%, 01/25/2040 (z)	32
120	Series 2010-9, Class MD, 5.00%, 02/25/2038	127
3,880	Series 2010-22, Class PE, 5.00%, 03/25/2040	4,225
500	Series 2010-28, Class DE, 5.00%, 04/25/2030	555
94	Series 2010-35, Class SB, IF, IO, 5.19%, 04/25/2040 (z)	15
2,398	Series 2010-37, Class CY, 5.00%, 04/25/2040	2,636
575	Series 2010-41, Class DC, 4.50%, 05/25/2025	604
1,635	Series 2010-49, Class KB, 4.00%, 05/25/2025	1,690
97	Series 2010-54, Class EA, 4.50%, 06/25/2040	104
18	Series 2010-64, Class DM, 5.00%, 06/25/2040	19
317	Series 2010-71, Class HJ, 5.50%, 07/25/2040	357
4,000	Series 2010-103, Class GB, 4.00%, 09/25/2020	4,078
21	Series 2010-111, Class AE, 5.50%, 04/25/2038	21
4,850	Series 2010-123, Class BP, 4.50%, 11/25/2040	5,298
489	Series 2010-135, Class HE, 3.00%, 01/25/2021	493
361	Series 2011-22, Class MA, 6.50%, 04/25/2038	386
1,091	Series 2011-39, Class ZA, 6.00%, 11/25/2032	1,240
1,006	Series 2011-41, Class KL, 4.00%, 05/25/2041	1,068
500	Series 2011-50, Class LP, 4.00%, 06/25/2041	534

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

180	Series 2011-61, Class V, 4.50%, 08/25/2022	180
3,000	Series 2011-75, Class BL, 3.50%, 08/25/2021	3,085
1,000	Series 2012-14, Class DE, 3.50%, 03/25/2042	1,016
406	Series 2012-103, Class DA, 3.50%, 10/25/2041	420
1,053	Series 2012-137, Class CF, 1.53%, 08/25/2041 (z)	1,054
1,378	Series 2013-83, Class CA, 3.50%, 10/25/2037	1,421
2,250	Series 2013-104, Class CY, 5.00%, 10/25/2043	2,615
	FNMA STRIPS,
38	Series 293, Class 1, PO, 12/25/2024	35
78	Series 314, Class 1, PO, 07/25/2031	71
	GNMA,
49	Series 2002-44, Class JC, 6.00%, 07/20/2032	56
467	Series 2002-79, Class KL, 5.50%, 11/20/2032	517
125	Series 2003-10, Class KJ, 5.50%, 02/20/2033	139
469	Series 2003-29, Class PD, 5.50%, 04/16/2033	529
280	Series 2003-33, Class NE, 5.50%, 04/16/2033	307
168	Series 2003-65, Class AP, 5.50%, 08/20/2033	188
666	Series 2003-77, Class TK, 5.00%, 09/16/2033	731
1,665	Series 2004-16, Class GC, 5.50%, 02/20/2034	1,871
38	Series 2004-54, Class BG, 5.50%, 07/20/2034	43
899	Series 2004-93, Class PD, 5.00%, 11/16/2034	1,018
929	Series 2004-101, Class BE, 5.00%, 11/20/2034	1,012
431	Series 2005-11, Class PL, 5.00%, 02/20/2035	469
1,613	Series 2005-26, Class XY, 5.50%, 03/20/2035	1,811
412	Series 2005-33, Class AY, 5.50%, 04/16/2035	466
140	Series 2005-49, Class B, 5.50%, 06/20/2035	157
350	Series 2005-51, Class DC, 5.00%, 07/20/2035	386

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	175

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
54	Series 2005-56, Class BD, 5.00%, 07/20/2035	60
40	Series 2006-7, Class ND, 5.50%, 08/20/2035	45
384	Series 2007-37, Class LB, 5.50%, 06/16/2037	434
296	Series 2007-79, Class BL, 5.75%, 08/20/2037	338
450	Series 2008-7, Class PQ, 5.00%, 02/20/2038	511
926	Series 2008-9, Class PW, 5.25%, 02/20/2038	1,027
216	Series 2008-23, Class YA, 5.25%, 03/20/2038	239
786	Series 2008-33, Class PB, 5.50%, 04/20/2038	882
258	Series 2008-34, Class PG, 5.25%, 04/20/2038	288
219	Series 2008-35, Class NF, 5.00%, 04/20/2038	241
113	Series 2008-38, Class BE, 5.00%, 07/16/2036	115
1,007	Series 2008-38, Class BG, 5.00%, 05/16/2038	1,116
324	Series 2008-43, Class NB, 5.50%, 05/20/2038	362
670	Series 2008-56, Class PX, 5.50%, 06/20/2038	760
559	Series 2008-58, Class PD, 5.50%, 08/16/2037	578
1,247	Series 2008-58, Class PE, 5.50%, 07/16/2038	1,422
5	Series 2008-62, Class SA, IF, IO, 4.92%, 07/20/2038 (z)	1
154	Series 2008-76, Class US, IF, IO, 4.67%, 09/20/2038 (z)	21
146	Series 2008-95, Class DS, IF, IO, 6.07%, 12/20/2038 (z)	28
241	Series 2009-14, Class AG, 4.50%, 03/20/2039	258
26	Series 2009-15, Class NA, 5.00%, 12/20/2038	27
35	Series 2009-61, Class AP, 4.00%, 08/20/2039	36
368	Series 2009-72, Class SM, IF, IO, 5.02%, 08/16/2039 (z)	59
267	Series 2009-106, Class ST, IF, IO, 4.77%, 02/20/2038 (z)	44
175	Series 2010-7, Class EA, 5.00%, 06/16/2038	186

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

25	Series 2010-14, Class QP, 6.00%, 12/20/2039	25
377	Series 2010-130, Class BD, 4.00%, 12/20/2039	397
308	Series 2010-157, Class OP, PO, 12/20/2040	273
1,750	Series 2011-97, Class WA, 6.10%, 11/20/2038 (z)	1,967
1,841	Series 2014-H11, Class VA, 1.72%, 06/20/2064 (z)	1,837
2,582	Series 2015-H20, Class FA, 1.69%, 08/20/2065 (z)	2,574
1,863	Series 2015-H26, Class FG, 1.74%, 10/20/2065 (z)	1,862
207	GSR Mortgage Loan Trust, Series 2004-6F, Class 2A4, 5.50%, 05/25/2034	212
	JP Morgan Mortgage Trust,
617	Series 2006-A2, Class 5A3, 3.22%, 11/25/2033 (z)	627
127	Series 2007-A1, Class 5A5, 3.48%, 07/25/2035 (z)	131
161	MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A1, 3.18%, 04/21/2034 (z)	165
6	MASTR Alternative Loan Trust, Series 2004-5, Class 5A1, 4.75%, 06/25/2019	6
126	MASTR Asset Securitization Trust, Series 2003-11, Class 8A1, 5.50%, 12/25/2033	128
	Merrill Lynch Mortgage Investors Trust,
247	Series 2003-F, Class A1, 1.87%, 10/25/2028 (z)	242
303	Series 2004-B, Class A1, 1.73%, 05/25/2029 (z)	297
65	Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4A, 5.67%, 04/25/2034 (z)	69
36	PHH Mortgage Trust, Series 2008-CIM2, Class 5A1, 6.00%, 07/25/2038	37
6	Prime Mortgage Trust, Series 2004-2, Class A2, 4.75%, 11/25/2019	5
8	RALI Trust, Series 2004-QS3, Class CB, 5.00%, 03/25/2019	8
572	Sequoia Mortgage Trust, Series 2004-11, Class A1, 1.83%, 12/20/2034 (z)	563
270	Springleaf Mortgage Loan Trust, Series 2013-3A, Class A, 1.87%, 09/25/2057 (e) (z)	270
242	Structured Asset Mortgage Investments II Trust, Series 2003-AR4, Class A1, 1.93%, 01/19/2034 (z)	236

SEE NOTES TO FINANCIAL STATEMENTS.

176	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
397	Thornburg Mortgage Securities Trust, Series 2004-4, Class 3A, 2.66%, 12/25/2044 (z)	398
1,087	Vendee Mortgage Trust, Series 2003-2, Class Z, 5.00%, 05/15/2033	1,203
	WaMu Mortgage Pass-Through Certificates Trust,
231	Series 2003-AR11, Class A6, 2.90%, 10/25/2033 (z)	233
2	Series 2003-S6, Class 2A1, 5.00%, 07/25/2018	2
696	Wells Fargo Mortgage-Backed Securities Trust, Series 2004-P, Class 2A1, 3.53%, 09/25/2034 (z)	712

	Total Collateralized Mortgage Obligations (Cost $166,514)	168,836

Commercial Mortgage-Backed Securities — 6.0%
1,400	BB-UBS Trust, Series 2012-SHOW, Class A, 3.43%, 11/05/2036 (e)	1,454
	FHLMC, Multifamily Structured Pass-Through Certificates,
2,045	Series K029, Class A2, 3.32%, 02/25/2023 (z)	2,167
4,000	Series K037, Class A2, 3.49%, 01/25/2024	4,285
1,000	Series K038, Class A2, 3.39%, 03/25/2024	1,067
2,503	Series K046, Class A2, 3.21%, 03/25/2025	2,642
2,000	Series K048, Class A2, 3.28%, 06/25/2025 (z)	2,118
469	Series K049, Class A2, 3.01%, 07/25/2025	488
2,000	Series K060, Class A2, 3.30%, 10/25/2026	2,117
1,362	Series K066, Class A2, 3.12%, 06/25/2027	1,419
946	Series KF12, Class A, 1.93%, 09/25/2022 (z)	949
319	Series KJ02, Class A2, 2.60%, 09/25/2020	325
556	Series KJ08, Class A2, 2.36%, 08/25/2022	564
1,732	Series KJ11, Class A2, 2.93%, 01/25/2023	1,793
1,750	Series KPLB, Class A, 2.77%, 05/25/2025	1,785
5,000	Series KSMC, Class A2, 2.62%, 01/25/2023	5,106
	FNMA ACES,
439	Series 2011-M2, Class A2, 3.65%, 04/25/2021	446
1,637	Series 2011-M4, Class A1, 2.55%, 06/25/2021	1,654
1,878	Series 2013-M7, Class A2, 2.28%, 12/27/2022	1,893
3,861	Series 2013-M13, Class A2, 2.64%, 04/25/2023 (z)	3,949
3,500	Series 2014-M1, Class A2, 3.34%, 07/25/2023 (z)	3,683

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

3,108	Series 2014-M2, Class A2, 3.51%, 12/25/2023 (z)	3,327
3,100	Series 2014-M3, Class A2, 3.50%, 01/25/2024 (z)	3,321
4,756	Series 2014-M9, Class A2, 3.10%, 07/25/2024 (z)	4,965
1,800	Series 2014-M12, Class ASV2, 2.61%, 10/25/2021 (z)	1,846
1,973	Series 2014-M13, Class A2, 3.02%, 08/25/2024 (z)	2,058
4,631	Series 2015-M1, Class A2, 2.53%, 09/25/2024	4,682
4,500	Series 2015-M3, Class A2, 2.72%, 10/25/2024	4,572
1,400	Series 2015-M10, Class A2, 3.09%, 04/25/2027 (z)	1,442
800	Series 2016-M6, Class A2, 2.49%, 05/25/2026	792
1,500	Series 2017-M8, Class A2, 3.06%, 05/25/2027 (z)	1,553
	FREMF Mortgage Trust,
1,500	Series 2015-K44, Class B, 3.81%, 01/25/2048 (e) (z) (bb)	1,534
735	Series 2016-K722, Class B, 3.97%, 07/25/2049 (e) (z)	757
1,344	GS Mortgage Securities Corp. Trust, Series 2013-NYC5, Class A, 2.32%, 01/10/2030 (e)	1,346
1,005	ML-CFC Commercial Mortgage Trust, Series 2006-4, Class XC, IO, 0.72%, 12/12/2049 (e) (z) (bb)	–	(h)
2,200	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A3, 3.67%, 02/15/2047	2,312
	Morgan Stanley Capital I Trust,
8,273	Series 2007-HQ11, Class X, IO, 0.45%, 02/12/2044 (e) (z) (bb)	99
494	Series 2011-C3, Class A3, 4.05%, 07/15/2049	510
2	Morgan Stanley Re-REMIC Trust, Series 2012-XA, Class A, 2.00%, 07/27/2049 (e)	2
896	PFP Ltd., (Cayman Islands), Series 2015-2, Class A, 2.68%, 07/14/2034 (e) (z)	896
14	RAIT Trust, Series 2015-FL4, Class A, 2.58%, 12/15/2031 (e) (z)	14
866	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.66%, 06/10/2030 (e)	897
	UBS-Barclays Commercial Mortgage Trust,
1,040	Series 2012-C2, Class A4, 3.53%, 05/10/2063	1,093

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	177

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
1,486	Series 2013-C6, Class A4, 3.24%, 04/10/2046	1,545
2,750	VNDO Mortgage Trust, Series 2013-PENN, Class A, 3.81%, 12/13/2029 (e)	2,898
1,800	WFRBS Commercial Mortgage Trust, Series 2012-C6, Class A4, 3.44%, 04/15/2045	1,886

	Total Commercial Mortgage-Backed Securities (Cost $81,597)	84,251

Corporate Bonds — 33.2%
	Consumer Discretionary — 2.4%
	Automobiles — 0.4%
250	BMW US Capital LLC, (Germany), 1.85%, 09/15/2021 (e)	247
	Daimler Finance North America LLC, (Germany),
153	2.25%, 03/02/2020 (e)	154
2,100	2.30%, 01/06/2020 (e)	2,111
	General Motors Co.,
1,000	4.20%, 10/01/2027	1,013
962	6.60%, 04/01/2036	1,127
1,166	Nissan Motor Acceptance Corp., 1.80%, 03/15/2018 (e)	1,167

		5,819

	Hotels, Restaurants & Leisure — 0.1%
1,250	McDonald’s Corp., 3.38%, 05/26/2025	1,295
326	Starbucks Corp., 2.70%, 06/15/2022	334

		1,629

	Internet & Direct Marketing Retail — 0.1%
	Amazon.com, Inc.,
1,217	3.80%, 12/05/2024	1,311
350	3.88%, 08/22/2037 (e)	359
150	4.80%, 12/05/2034	172

		1,842

	Media — 1.2%
	21st Century Fox America, Inc.,
30	7.25%, 05/18/2018	31
600	7.43%, 10/01/2026	773
200	7.70%, 10/30/2025	259
1,019	CBS Corp., 3.70%, 08/15/2024	1,055
260	Charter Communications Operating LLC, 4.91%, 07/23/2025	278
615	Cox Communications, Inc., 3.50%, 08/15/2027 (e)	609
422	Discovery Communications LLC, 4.38%, 06/15/2021	446

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Media — continued
285	Grupo Televisa SAB, (Mexico), 4.63%, 01/30/2026	307
1,715	Historic TW, Inc., 9.15%, 02/01/2023	2,227
400	NBCUniversal Enterprise, Inc., 1.97%, 04/15/2019 (e)	402
2,000	NBCUniversal Media LLC, 2.88%, 01/15/2023	2,045
	Time Warner Cable LLC,
50	4.13%, 02/15/2021	52
3,425	8.75%, 02/14/2019	3,740
500	Time Warner Entertainment Co. LP, 8.38%, 07/15/2033	672
600	Time Warner, Inc., 3.55%, 06/01/2024	615
	Viacom, Inc.,
189	3.25%, 03/15/2023	188
2,111	3.88%, 04/01/2024	2,136
806	Walt Disney Co. (The), 1.10%, 12/01/2017	806

		16,641

	Multiline Retail — 0.2%
	Macy’s Retail Holdings, Inc.,
160	3.63%, 06/01/2024	152
1,240	6.90%, 04/01/2029	1,349
175	Nordstrom, Inc., 4.00%, 10/15/2021	181
868	Target Corp., 3.50%, 07/01/2024	911

		2,593

	Specialty Retail — 0.4%
1,020	Advance Auto Parts, Inc., 4.50%, 01/15/2022	1,082
261	AutoZone, Inc., 3.75%, 06/01/2027	266
	Home Depot, Inc. (The),
531	2.00%, 06/15/2019	535
450	2.70%, 04/01/2023	459
986	3.75%, 02/15/2024	1,057
	Lowe’s Cos., Inc.,
1,004	3.13%, 09/15/2024	1,032
238	3.38%, 09/15/2025	248
	O’Reilly Automotive, Inc.,
300	3.55%, 03/15/2026	304
463	3.60%, 09/01/2027	464

		5,447

	Total Consumer Discretionary	33,971

	Consumer Staples — 2.1%
	Beverages — 0.6%
	Anheuser-Busch InBev Finance, Inc., (Belgium),
3,234	3.30%, 02/01/2023	3,355
2,000	3.70%, 02/01/2024	2,119

SEE NOTES TO FINANCIAL STATEMENTS.

178	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Beverages — continued
893	Coca-Cola Co. (The), 1.15%, 04/01/2018	892
1,000	Diageo Investment Corp., (United Kingdom), 2.88%, 05/11/2022	1,031
400	Molson Coors Brewing Co., 2.25%, 03/15/2020 (e)	402
200	PepsiCo, Inc., 2.38%, 10/06/2026	194

		7,993

	Food & Staples Retailing — 0.6%
1,094	Costco Wholesale Corp., 2.25%, 02/15/2022	1,104
	CVS Health Corp.,
1,100	2.75%, 12/01/2022	1,114
1,357	4.00%, 12/05/2023	1,452
	Kroger Co. (The),
92	5.40%, 07/15/2040	101
700	6.15%, 01/15/2020	765
	Sysco Corp.,
200	3.25%, 07/15/2027	202
208	3.75%, 10/01/2025	218
	Wal-Mart Stores, Inc.,
1,650	2.55%, 04/11/2023	1,681
200	3.30%, 04/22/2024	212
930	3.63%, 07/08/2020	982

		7,831

	Food Products — 0.7%
	Bunge Ltd. Finance Corp.,
31	3.50%, 11/24/2020	32
1,192	8.50%, 06/15/2019	1,324
900	Cargill, Inc., 3.30%, 03/01/2022 (e)	935
	General Mills, Inc.,
2,075	3.15%, 12/15/2021	2,147
100	5.65%, 02/15/2019	106
	Kellogg Co.,
513	3.25%, 05/21/2018	519
1,606	4.00%, 12/15/2020	1,706
	Kraft Heinz Foods Co.,
719	3.50%, 06/06/2022	747
700	3.95%, 07/15/2025	723
310	5.38%, 02/10/2020	334
425	6.88%, 01/26/2039	553
164	McCormick & Co., Inc., 3.15%, 08/15/2024	167
89	Mead Johnson Nutrition Co., (United Kingdom), 4.13%, 11/15/2025	97
112	Smithfield Foods, Inc., 4.25%, 02/01/2027 (e)	118

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Food Products — continued
	Tyson Foods, Inc.,
313	2.25%, 08/23/2021	313
171	2.65%, 08/15/2019	173

		9,994

	Household Products — 0.1%
	Kimberly-Clark Corp.,
200	2.40%, 03/01/2022	203
1,800	2.40%, 06/01/2023	1,804

		2,007

	Tobacco — 0.1%
1,000	BAT Capital Corp., (United Kingdom), 3.22%, 08/15/2024 (e)	1,010
850	Philip Morris International, Inc., 3.13%, 08/17/2027	855

		1,865

	Total Consumer Staples	29,690

	Energy — 3.3%
	Energy Equipment & Services — 0.2%
	Halliburton Co.,
350	3.50%, 08/01/2023	364
750	8.75%, 02/15/2021	902
800	Nabors Industries, Inc., 4.63%, 09/15/2021	760
	Schlumberger Investment SA,
233	3.30%, 09/14/2021 (e)	242
737	3.65%, 12/01/2023	787

		3,055

	Oil, Gas & Consumable Fuels — 3.1%
1,025	Anadarko Petroleum Corp., 8.70%, 03/15/2019	1,122
400	Apache Corp., 6.90%, 09/15/2018	419
122	APT Pipelines Ltd., (Australia), 4.25%, 07/15/2027 (e)	127
	BP Capital Markets plc, (United Kingdom),
1,000	2.24%, 09/26/2018	1,007
1,317	3.22%, 04/14/2024	1,356
712	3.25%, 05/06/2022	741
	Buckeye Partners LP,
500	3.95%, 12/01/2026	497
300	4.35%, 10/15/2024	312
900	Burlington Resources, Inc., 8.20%, 03/15/2025	1,186
500	Canadian Natural Resources Ltd., (Canada), 5.90%, 02/01/2018	508

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	179

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
1,200	Cenovus Energy, Inc., (Canada), 3.80%, 09/15/2023	1,199
	Chevron Corp.,
1,000	2.36%, 12/05/2022	1,006
285	3.19%, 06/24/2023	298
833	CNOOC Nexen Finance 2014 ULC, (China), 4.25%, 04/30/2024	893
375	ConocoPhillips Holding Co., 6.95%, 04/15/2029	489
725	Devon Energy Corp., 3.25%, 05/15/2022	734
	Ecopetrol SA, (Colombia),
467	4.13%, 01/16/2025	467
773	5.38%, 06/26/2026	822
	Energy Transfer LP,
267	3.60%, 02/01/2023	271
182	4.05%, 03/15/2025	184
570	4.90%, 02/01/2024	612
	EnLink Midstream Partners LP,
281	2.70%, 04/01/2019	282
633	4.15%, 06/01/2025	636
	Enterprise Products Operating LLC,
225	3.35%, 03/15/2023	233
651	3.70%, 02/15/2026	672
150	3.75%, 02/15/2025	156
263	3.90%, 02/15/2024	277
596	3.95%, 02/15/2027	623
	EOG Resources, Inc.,
240	2.63%, 03/15/2023	241
600	4.15%, 01/15/2026	639
2,200	Exxon Mobil Corp., 2.71%, 03/06/2025	2,236
1,294	Magellan Midstream Partners LP, 4.25%, 02/01/2021	1,374
400	Marathon Oil Corp., 2.80%, 11/01/2022	391
964	Marathon Petroleum Corp., 3.63%, 09/15/2024	985
	Noble Energy, Inc.,
350	3.85%, 01/15/2028	351
118	5.63%, 05/01/2021	121
	Occidental Petroleum Corp.,
441	2.70%, 02/15/2023	445
727	3.50%, 06/15/2025	752
1,800	ONEOK Partners LP, 4.90%, 03/15/2025	1,952
	Petroleos Mexicanos, (Mexico),
270	4.88%, 01/18/2024	281
466	6.38%, 02/04/2021	513
731	6.88%, 08/04/2026	841

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Oil, Gas & Consumable Fuels — continued
173	Phillips 66, 4.30%, 04/01/2022	186
	Plains All American Pipeline LP,
705	3.65%, 06/01/2022	713
875	3.85%, 10/15/2023	884
503	Spectra Energy Capital LLC, 3.30%, 03/15/2023	506
	Statoil ASA, (Norway),
1,200	1.15%, 05/15/2018	1,197
1,179	2.65%, 01/15/2024	1,182
	Suncor Energy, Inc., (Canada),
350	3.60%, 12/01/2024	362
1,000	5.95%, 12/01/2034	1,219
	Sunoco Logistics Partners Operations LP,
506	4.25%, 04/01/2024	522
700	5.50%, 02/15/2020	748
141	TC PipeLines LP, 3.90%, 05/25/2027	143
1,153	Texas Eastern Transmission LP, 2.80%, 10/15/2022 (e)	1,149
821	Total Capital Canada Ltd., (France), 2.75%, 07/15/2023	839
	Total Capital International SA, (France),
200	2.70%, 01/25/2023	204
1,003	3.75%, 04/10/2024	1,072
	TransCanada PipeLines Ltd., (Canada),
455	2.50%, 08/01/2022	458
2,345	3.75%, 10/16/2023	2,489
300	7.13%, 01/15/2019	321
262	Williams Partners LP, 3.90%, 01/15/2025	269

		42,714

	Total Energy	45,769

	Financials — 11.1%
	Banks — 4.4%
1,629	ABN AMRO Bank NV, (Netherlands), 2.50%, 10/30/2018 (e)	1,643
	Bank of America Corp.,
427	2.00%, 01/11/2018	428
53	3.30%, 01/11/2023	55
1,154	4.00%, 01/22/2025	1,194
737	4.13%, 01/22/2024	789
556	4.45%, 03/03/2026	591
780	5.00%, 05/13/2021	852
865	5.63%, 07/01/2020	947
585	5.65%, 05/01/2018	600
2,000	6.88%, 04/25/2018	2,065
2,600	7.63%, 06/01/2019	2,847

SEE NOTES TO FINANCIAL STATEMENTS.

180	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
	Bank of Montreal, (Canada),
567	1.40%, 09/11/2017	567
1,153	2.38%, 01/25/2019	1,163
100	2.55%, 11/06/2022	101
	Bank of Nova Scotia (The), (Canada),
2,000	1.45%, 04/25/2018	1,999
630	2.80%, 07/21/2021	645
1,255	Barclays plc, (United Kingdom), 3.65%, 03/16/2025	1,263
	BB&T Corp.,
166	2.45%, 01/15/2020	168
500	2.63%, 06/29/2020	511
3,360	Capital One Bank USA NA, 3.38%, 02/15/2023	3,423
	Citigroup, Inc.,
845	1.80%, 02/05/2018	846
2,000	2.05%, 12/07/2018	2,006
1,100	2.75%, 04/25/2022	1,110
650	3.40%, 05/01/2026	656
778	Commonwealth Bank of Australia, (Australia), 4.50%, 12/09/2025 (e)	820
903	Cooperatieve Rabobank UA, (Netherlands), 3.88%, 02/08/2022	964
447	Discover Bank, 4.20%, 08/08/2023	478
470	Fifth Third Bancorp, 2.88%, 07/27/2020	481
	Fifth Third Bank,
250	2.38%, 04/25/2019	253
425	2.88%, 10/01/2021	435
	HSBC Bank plc, (United Kingdom),
523	1.50%, 05/15/2018 (e)	523
1,100	4.75%, 01/19/2021 (e)	1,191
	HSBC Holdings plc, (United Kingdom),
1,100	4.00%, 03/30/2022	1,171
251	(USD 3 Month LIBOR + 1.55%), 4.04%, 03/13/2028 (aa)	264
800	4.25%, 03/14/2024	842
352	Huntington Bancshares, Inc., 3.15%, 03/14/2021	362
500	Huntington National Bank (The), 2.50%, 08/07/2022	500
406	ING Groep NV, (Netherlands), 3.95%, 03/29/2027	426
	KeyCorp,
42	2.90%, 09/15/2020	43
1,657	5.10%, 03/24/2021	1,819
869	Lloyds Banking Group plc, (United Kingdom), 3.75%, 01/11/2027	885

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Banks — continued
1,000	Manufacturers & Traders Trust Co., 6.63%, 12/04/2017	1,012
	Mitsubishi UFJ Financial Group, Inc., (Japan),
221	3.00%, 02/22/2022	226
350	3.29%, 07/25/2027	354
909	Mizuho Bank Ltd., (Japan), 2.65%, 09/25/2019 (e)	920
580	Mizuho Financial Group, Inc., (Japan), 2.95%, 02/28/2022	590
100	National City Corp., 6.88%, 05/15/2019	108
591	Nordea Bank AB, (Sweden), 4.25%, 09/21/2022 (e)	628
356	PNC Bank NA, 1.95%, 03/04/2019	357
	PNC Financial Services Group, Inc. (The),
362	4.38%, 08/11/2020	387
50	5.13%, 02/08/2020	54
363	6.70%, 06/10/2019	393
402	Regions Financial Corp., 3.20%, 02/08/2021	413
	Royal Bank of Canada, (Canada),
596	2.00%, 10/01/2018	599
600	2.20%, 07/27/2018	603
597	4.65%, 01/27/2026	646
1,302	Series CB8, 1.20%, 09/19/2017	1,302
250	Santander UK Group Holdings plc, (United Kingdom), 3.13%, 01/08/2021	255
799	Santander UK plc, (United Kingdom), 2.50%, 03/14/2019	807
442	Stadshypotek AB, (Sweden), 1.88%, 10/02/2019 (e)	442
1,800	Standard Chartered plc, (United Kingdom), 5.20%, 01/26/2024 (e)	1,951
1,500	SunTrust Bank, 2.75%, 05/01/2023	1,507
1,041	Toronto-Dominion Bank (The), (Canada), 1.75%, 07/23/2018	1,043
	US Bancorp,
500	2.20%, 04/25/2019	504
215	2.95%, 07/15/2022	221
732	Series V, 2.63%, 01/24/2022	746
3,895	Wachovia Corp., 5.75%, 02/01/2018	3,961
	Wells Fargo & Co.,
428	2.50%, 03/04/2021	432
368	3.00%, 02/19/2025	369
1,000	3.50%, 03/08/2022	1,047
1,000	Wells Fargo Bank NA, 6.00%, 11/15/2017	1,009
	Westpac Banking Corp., (Australia),
506	2.00%, 03/03/2020 (e)	507

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	181

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
1,100	2.50%, 06/28/2022	1,105

		62,424

	Capital Markets — 2.9%
2,150	Ameriprise Financial, Inc., 4.00%, 10/15/2023	2,322
	Bank of New York Mellon Corp. (The),
92	2.60%, 08/17/2020	94
1,440	4.15%, 02/01/2021	1,535
155	4.60%, 01/15/2020	165
400	BlackRock, Inc., 3.20%, 03/15/2027	412
470	Blackstone Holdings Finance Co. LLC, 4.75%, 02/15/2023 (e)	521
500	CDP Financial, Inc., (Canada), 4.40%, 11/25/2019 (e)	528
	Charles Schwab Corp. (The),
250	3.20%, 03/02/2027	256
40	3.23%, 09/01/2022	41
1,666	CME Group, Inc., 3.00%, 09/15/2022	1,721
	Credit Suisse AG, (Switzerland),
833	1.70%, 04/27/2018	834
520	3.63%, 09/09/2024	545
	Deutsche Bank AG, (Germany),
610	1.88%, 02/13/2018	611
600	4.25%, 10/14/2021	633
350	6.00%, 09/01/2017	350
	Goldman Sachs Group, Inc. (The),
196	(USD 3 Month LIBOR + 0.99%), 2.90%, 07/24/2023 (aa)	197
500	3.63%, 01/22/2023	520
384	(USD 3 Month LIBOR + 1.51%), 3.69%, 06/05/2028 (aa)	391
1,000	3.85%, 01/26/2027	1,030
92	4.25%, 10/21/2025	96
900	5.38%, 03/15/2020	972
5,150	7.50%, 02/15/2019	5,558
1,195	Series D, 6.00%, 06/15/2020	1,318
1,502	Intercontinental Exchange, Inc., 4.00%, 10/15/2023	1,622
436	Invesco Finance plc, 3.75%, 01/15/2026	460
1,850	Jefferies Group LLC, 6.88%, 04/15/2021	2,112
	Macquarie Bank Ltd., (Australia),
810	1.60%, 10/27/2017 (e)	810
481	2.60%, 06/24/2019 (e)	486
800	Macquarie Group Ltd., (Australia), 6.25%, 01/14/2021 (e)	895
	Morgan Stanley,
600	2.65%, 01/27/2020	610

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Capital Markets — continued
400	2.75%, 05/19/2022	403
1,081	3.88%, 01/27/2026	1,130
880	4.35%, 09/08/2026	925
622	5.00%, 11/24/2025	685
154	5.50%, 07/24/2020	168
2,500	5.63%, 09/23/2019	2,679
687	5.75%, 01/25/2021	763
1,000	6.63%, 04/01/2018	1,028
1,700	7.30%, 05/13/2019	1,851
	State Street Corp.,
1,724	3.10%, 05/15/2023	1,772
1,154	3.70%, 11/20/2023	1,241
219	TD Ameritrade Holding Corp., 2.95%, 04/01/2022	224

		40,514

	Consumer Finance — 1.4%
594	AerCap Ireland Capital DAC, (Netherlands), 3.65%, 07/21/2027	597
400	American Express Centurion Bank, 6.00%, 09/13/2017	400
1,820	American Express Co., 7.00%, 03/19/2018	1,873
	American Honda Finance Corp.,
250	2.25%, 08/15/2019	253
1,450	7.63%, 10/01/2018 (e)	1,542
	Caterpillar Financial Services Corp.,
176	2.25%, 12/01/2019	178
510	2.75%, 08/20/2021	520
900	2.85%, 06/01/2022	922
675	7.15%, 02/15/2019	727
	Ford Motor Credit Co. LLC,
484	2.02%, 05/03/2019	484
1,200	2.98%, 08/03/2022	1,198
1,119	3.34%, 03/28/2022	1,141
200	3.81%, 01/09/2024	204
	General Motors Financial Co., Inc.,
522	3.10%, 01/15/2019	529
615	3.70%, 05/09/2023	627
280	4.00%, 10/06/2026	281
770	4.25%, 05/15/2023	803
400	4.35%, 01/17/2027	412
	John Deere Capital Corp.,
753	1.60%, 07/13/2018	754
65	1.70%, 01/15/2020	65
650	3.15%, 10/15/2021	678
1,400	PACCAR Financial Corp., 2.20%, 09/15/2019	1,412

SEE NOTES TO FINANCIAL STATEMENTS.

182	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Consumer Finance — continued
350	Synchrony Financial, 4.25%, 08/15/2024	366
	Toyota Motor Credit Corp.,
429	1.38%, 01/10/2018	429
1,700	2.13%, 07/18/2019	1,716
800	2.63%, 01/10/2023	813

		18,924

	Diversified Financial Services — 0.9%
550	AIG Global Funding, 2.15%, 07/02/2020 (e)	551
7,238	GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/2020	7,327
490	Hutchison Whampoa International 12 II Ltd., (Hong Kong), 3.25%, 11/08/2022 (e)	506
650	National Rural Utilities Cooperative Finance Corp., 10.38%, 11/01/2018	714
277	ORIX Corp., (Japan), 2.90%, 07/18/2022	280
400	Protective Life Global Funding, 2.62%, 08/22/2022 (e)	403
	Shell International Finance BV, (Netherlands),
788	2.88%, 05/10/2026	792
150	3.40%, 08/12/2023	158
1,555	4.30%, 09/22/2019	1,635
40	4.38%, 03/25/2020	43
400	Siemens Financieringsmaatschappij NV, (Germany), 3.13%, 03/16/2024 (e)	412

		12,821

	Insurance — 1.5%
651	Allstate Corp. (The), 3.15%, 06/15/2023	676
818	American International Group, Inc., 4.13%, 02/15/2024	874
422	Athene Global Funding, 2.75%, 04/20/2020 (e)	426
	Berkshire Hathaway Finance Corp.,
323	1.30%, 05/15/2018	322
2,160	5.40%, 05/15/2018	2,220
61	Chubb Corp. (The), 5.75%, 05/15/2018	63
1,900	Chubb INA Holdings, Inc., 2.70%, 03/13/2023	1,933
	CNA Financial Corp.,
499	3.95%, 05/15/2024	525
364	4.50%, 03/01/2026	396
500	Guardian Life Global Funding, 2.50%, 05/08/2022 (e)	503
1,135	Jackson National Life Global Funding, 3.05%, 04/29/2026 (e)	1,128
	Liberty Mutual Group, Inc.,
950	4.25%, 06/15/2023 (e)	1,025
900	4.95%, 05/01/2022 (e)	994

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Insurance — continued
864	Lincoln National Corp., 4.20%, 03/15/2022	925
1,000	Manulife Financial Corp., (Canada), 4.15%, 03/04/2026	1,076
824	Marsh & McLennan Cos., Inc., 2.35%, 03/06/2020	833
1,216	MassMutual Global Funding II, 2.35%, 04/09/2019 (e)	1,228
	Metropolitan Life Global Funding I,
710	1.55%, 09/13/2019 (e)	706
1,600	3.00%, 01/10/2023 (e)	1,643
426	3.88%, 04/11/2022 (e)	457
	New York Life Global Funding,
323	1.95%, 02/11/2020 (e)	323
1,024	2.15%, 06/18/2019 (e)	1,031
471	Principal Financial Group, Inc., 3.13%, 05/15/2023	484
650	Prudential Insurance Co. of America (The), 8.30%, 07/01/2025 (e)	864
	Reliance Standard Life Global Funding II,
650	2.50%, 01/15/2020 (e)	655
373	3.05%, 01/20/2021 (e)	380

		21,690

	Total Financials	156,373

	Health Care — 1.8%
	Biotechnology — 0.5%
1,606	AbbVie, Inc., 2.85%, 05/14/2023	1,622
2,450	Amgen, Inc., 3.63%, 05/15/2022	2,571
117	Baxalta, Inc., 3.60%, 06/23/2022	122
612	Biogen, Inc., 3.63%, 09/15/2022	643
	Celgene Corp.,
1,000	3.25%, 08/15/2022	1,036
700	3.95%, 10/15/2020	740
	Gilead Sciences, Inc.,
22	2.50%, 09/01/2023	22
300	2.55%, 09/01/2020	305
35	3.50%, 02/01/2025	37
31	3.70%, 04/01/2024	33

		7,131

	Health Care Equipment & Supplies — 0.3%
484	Abbott Laboratories, 3.88%, 09/15/2025	506
215	Becton Dickinson and Co., 2.68%, 12/15/2019	218
150	Liberty Property LP, 4.40%, 02/15/2024	161
2,400	Medtronic, Inc., 3.50%, 03/15/2025	2,530
300	Stryker Corp., 4.10%, 04/01/2043	303

		3,718

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	183

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Health Care Providers & Services — 0.3%
700	Anthem, Inc., 3.30%, 01/15/2023	725
131	Cardinal Health, Inc., 3.75%, 09/15/2025	138
400	Express Scripts Holding Co., 3.50%, 06/15/2024	411
150	McKesson Corp., 2.70%, 12/15/2022	151
	UnitedHealth Group, Inc.,
365	2.75%, 02/15/2023	371
145	2.88%, 03/15/2022	149
1,500	2.88%, 03/15/2023	1,536
187	3.38%, 11/15/2021	196
255	4.70%, 02/15/2021	276

		3,953

	Life Sciences Tools & Services — 0.0% (g)
	Thermo Fisher Scientific, Inc.,
441	3.15%, 01/15/2023	454
350	3.20%, 08/15/2027	350

		804

	Pharmaceuticals — 0.7%
316	Allergan Funding SCS, 3.45%, 03/15/2022	328
250	Allergan, Inc., 2.80%, 03/15/2023	251
1,210	Bristol-Myers Squibb Co., 2.00%, 08/01/2022	1,205
555	Forest Laboratories LLC, 5.00%, 12/15/2021 (e)	609
1,875	GlaxoSmithKline Capital, Inc., (United Kingdom), 2.80%, 03/18/2023	1,926
	Merck & Co., Inc.,
1,400	1.30%, 05/18/2018	1,399
215	2.40%, 09/15/2022	219
1,800	Mylan, Inc., 3.13%, 01/15/2023 (e)	1,795
1,153	Novartis Capital Corp., (Switzerland), 3.40%, 05/06/2024	1,215
498	Teva Pharmaceutical Finance Co. BV, (Israel), Series 2, 3.65%, 11/10/2021	493
800	Teva Pharmaceutical Finance Netherlands III BV, (Israel), 2.80%, 07/21/2023	752
174	Zoetis, Inc., 1.88%, 02/01/2018	174

		10,366

	Total Health Care	25,972

	Industrials — 3.3%
	Aerospace & Defense — 0.7%
864	BAE Systems Holdings, Inc., (United Kingdom), 3.80%, 10/07/2024 (e)	912
	Boeing Co. (The),
540	4.88%, 02/15/2020	582
750	7.95%, 08/15/2024	996

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Aerospace & Defense — continued
2,000	General Dynamics Corp., 2.25%, 11/15/2022	2,008
	Lockheed Martin Corp.,
850	2.50%, 11/23/2020	865
380	3.35%, 09/15/2021	398
325	Northrop Grumman Corp., 5.05%, 08/01/2019	344
	Precision Castparts Corp.,
1,500	2.50%, 01/15/2023	1,516
800	3.25%, 06/15/2025	826
476	Raytheon Co., 3.15%, 12/15/2024	495
500	United Technologies Corp., 1.95%, 11/01/2021	495

		9,437

	Air Freight & Logistics — 0.3%
796	FedEx Corp., 3.20%, 02/01/2025	819
	United Parcel Service, Inc.,
1,457	2.45%, 10/01/2022	1,480
1,600	3.13%, 01/15/2021	1,663
425	5.13%, 04/01/2019	447

		4,409

	Airlines — 0.0% (g)
244	Continental Airlines Pass-Through Trust, Series 2012-2, Class A, 4.00%, 10/29/2024	256

	Building Products — 0.1%
222	CRH America Finance, Inc., (Ireland), 3.40%, 05/09/2027 (e)	226
	Johnson Controls International plc,
1,135	4.25%, 03/01/2021	1,207
40	5.00%, 03/30/2020	43
138	SUB, 3.62%, 07/02/2024	145

		1,621

	Commercial Services & Supplies — 0.1%
	Republic Services, Inc.,
417	3.55%, 06/01/2022	436
1,200	5.50%, 09/15/2019	1,286

		1,722

	Construction & Engineering — 0.1%
350	ABB Finance USA, Inc., (Switzerland), 2.88%, 05/08/2022	361
526	Fluor Corp., 3.38%, 09/15/2021	548

		909

	Electrical Equipment — 0.0% (g)
272	Eaton Corp., 1.50%, 11/02/2017	272

SEE NOTES TO FINANCIAL STATEMENTS.

184	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Industrial Conglomerates — 0.5%
	General Electric Co.,
636	1.60%, 11/20/2017	636
200	2.10%, 12/11/2019	201
125	4.38%, 09/16/2020	135
1,919	4.65%, 10/17/2021	2,117
95	5.30%, 02/11/2021	105
529	5.50%, 01/08/2020	573
80	5.63%, 09/15/2017	80
70	5.88%, 01/14/2038	92
1,200	Honeywell International, Inc., 4.25%, 03/01/2021	1,294
1,200	Koninklijke Philips NV, (Netherlands), 3.75%, 03/15/2022	1,271
	Roper Technologies, Inc.,
208	3.00%, 12/15/2020	213
74	3.80%, 12/15/2026	77

		6,794

	Machinery — 0.2%
30	Caterpillar, Inc., 7.90%, 12/15/2018	32
	Deere & Co.,
298	2.60%, 06/08/2022	304
700	4.38%, 10/16/2019	740
1,400	Illinois Tool Works, Inc., 3.50%, 03/01/2024	1,488
228	Parker-Hannifin Corp., 3.30%, 11/21/2024	238
111	Xylem, Inc., 3.25%, 11/01/2026	112

		2,914

	Professional Services — 0.1%
	Equifax, Inc.,
544	2.30%, 06/01/2021	546
200	3.25%, 06/01/2026	198

		744

	Road & Rail — 1.2%
	Burlington Northern Santa Fe LLC,
125	3.60%, 09/01/2020	131
2,000	4.10%, 06/01/2021	2,134
	Canadian Pacific Railway Co., (Canada),
1,146	4.50%, 01/15/2022	1,231
600	7.25%, 05/15/2019	652
1,068	CSX Corp., 3.25%, 06/01/2027	1,072
	ERAC USA Finance LLC,
120	2.80%, 11/01/2018 (e)	121
1,500	3.30%, 10/15/2022 (e)	1,542
650	3.85%, 11/15/2024 (e)	680
315	4.50%, 08/16/2021 (e)	338

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Road & Rail — continued
	Norfolk Southern Corp.,
812	2.90%, 02/15/2023	830
250	3.00%, 04/01/2022	257
829	3.25%, 12/01/2021	861
750	3.85%, 01/15/2024	802
300	5.75%, 04/01/2018	307
	Penske Truck Leasing Co. LP,
263	2.50%, 06/15/2019 (e)	266
1,250	4.20%, 04/01/2027 (e)	1,318
	Ryder System, Inc.,
555	2.45%, 09/03/2019	561
145	2.50%, 03/01/2018	145
	Union Pacific Corp.,
1,020	2.75%, 04/15/2023	1,044
850	3.25%, 01/15/2025	883
1,200	3.75%, 03/15/2024	1,286
911	4.16%, 07/15/2022	990

		17,451

	Trading Companies & Distributors — 0.0% (g)
240	Air Lease Corp., 3.63%, 04/01/2027	242

	Total Industrials	46,771

	Information Technology — 1.6%
	Communications Equipment — 0.1%
	Cisco Systems, Inc.,
90	2.45%, 06/15/2020	92
181	2.90%, 03/04/2021	187
90	4.45%, 01/15/2020	96
975	4.95%, 02/15/2019	1,021

		1,396

	Electronic Equipment, Instruments & Components — 0.1%
926	Arrow Electronics, Inc., 3.88%, 01/12/2028	935

	Internet Software & Services — 0.2%
2,673	eBay, Inc., 2.60%, 07/15/2022	2,678

	IT Services — 0.2%
151	DXC Technology Co., 4.25%, 04/15/2024	159
	International Business Machines Corp.,
252	1.80%, 05/17/2019	253
1,150	2.25%, 02/19/2021	1,163
40	8.38%, 11/01/2019	46
800	Western Union Co. (The), 3.60%, 03/15/2022	819

		2,440

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	185

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Semiconductors & Semiconductor Equipment — 0.3%
122	Analog Devices, Inc., 3.13%, 12/05/2023	125
1,054	Broadcom Corp., 3.63%, 01/15/2024 (e)	1,086
	Intel Corp.,
987	2.88%, 05/11/2024	1,006
728	3.10%, 07/29/2022	761
773	3.30%, 10/01/2021	812
313	QUALCOMM, Inc., 3.25%, 05/20/2027	317
790	Texas Instruments, Inc., 2.75%, 03/12/2021	811

		4,918

	Software — 0.4%
	Microsoft Corp.,
181	2.38%, 05/01/2023	182
1,508	2.88%, 02/06/2024	1,551
1,500	4.20%, 06/01/2019	1,570
	Oracle Corp.,
540	2.50%, 05/15/2022	548
1,285	2.50%, 10/15/2022	1,302
720	5.75%, 04/15/2018	739
50	6.50%, 04/15/2038	69

		5,961

	Technology Hardware, Storage & Peripherals — 0.3%
	Apple, Inc.,
818	2.15%, 02/09/2022	820
1,006	2.85%, 05/06/2021	1,039
1,054	3.00%, 02/09/2024	1,084
1,154	3.20%, 05/13/2025	1,193
567	HP, Inc., 4.38%, 09/15/2021	606

		4,742

	Total Information Technology	23,070

	Materials — 0.9%
	Chemicals — 0.7%
168	Agrium, Inc., (Canada), 3.38%, 03/15/2025	171
	CF Industries, Inc.,
484	3.40%, 12/01/2021 (e)	493
200	4.50%, 12/01/2026 (e)	208
	Dow Chemical Co. (The),
594	3.00%, 11/15/2022	610
800	3.50%, 10/01/2024	834
52	4.13%, 11/15/2021	55
17	8.55%, 05/15/2019	19
	Ecolab, Inc.,
279	1.45%, 12/08/2017	279
167	2.25%, 01/12/2020	169
330	3.25%, 01/14/2023	343

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Chemicals — continued
2,243	Mosaic Co. (The), 4.25%, 11/15/2023	2,350
	Potash Corp. of Saskatchewan, Inc., (Canada),
100	3.63%, 03/15/2024	102
1,050	6.50%, 05/15/2019	1,124
550	PPG Industries, Inc., 3.60%, 11/15/2020	575
1,250	Praxair, Inc., 2.20%, 08/15/2022	1,253
315	Rohm & Haas Co., 7.85%, 07/15/2029	438
170	Sherwin-Williams Co. (The), 3.45%, 06/01/2027	172
400	Union Carbide Corp., 7.50%, 06/01/2025	495

		9,690

	Construction Materials — 0.0% (g)
250	CRH America, Inc., (Ireland), 3.88%, 05/18/2025 (e)	263
260	Martin Marietta Materials, Inc., Series 10YR, 3.45%, 06/01/2027	264

		527

	Containers & Packaging — 0.1%
350	International Paper Co., 3.80%, 01/15/2026	362
350	WestRock Co., 3.00%, 09/15/2024 (e)	351

		713

	Metals & Mining — 0.1%
400	Freeport-McMoRan, Inc., 3.55%, 03/01/2022	393
	Nucor Corp.,
305	4.00%, 08/01/2023	327
172	5.85%, 06/01/2018	177
306	Vale Overseas Ltd., (Brazil), 6.25%, 08/10/2026	347

		1,244

	Total Materials	12,174

	Real Estate — 1.2%
	Equity Real Estate Investment Trusts (REITs) — 1.1%
360	American Tower Corp., 3.50%, 01/31/2023	374
909	Boston Properties LP, 3.80%, 02/01/2024	961
675	Brixmor Operating Partnership LP, 3.85%, 02/01/2025	676
600	Crown Castle International Corp., 4.45%, 02/15/2026	642
333	DDR Corp., 3.90%, 08/15/2024	337
672	Duke Realty LP, 3.63%, 04/15/2023	699
207	EPR Properties, 4.50%, 06/01/2027	210
1,047	ERP Operating LP, 4.63%, 12/15/2021	1,140
2,098	HCP, Inc., 3.88%, 08/15/2024	2,188

SEE NOTES TO FINANCIAL STATEMENTS.

186	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Equity Real Estate Investment Trusts (REITs) — continued
247	National Retail Properties, Inc., 3.60%, 12/15/2026	248
	Prologis LP,
127	3.75%, 11/01/2025	135
782	4.25%, 08/15/2023	858
	Realty Income Corp.,
600	3.25%, 10/15/2022	618
400	3.88%, 07/15/2024	417
400	Scentre Group Trust 1, (Australia), 3.50%, 02/12/2025 (e)	407
1,200	Simon Property Group LP, 4.38%, 03/01/2021	1,284
240	Tanger Properties LP, 3.75%, 12/01/2024	244
106	UDR, Inc., 2.95%, 09/01/2026	102
	Ventas Realty LP,
90	3.50%, 02/01/2025	92
470	3.75%, 05/01/2024	486
158	4.13%, 01/15/2026	166
	VEREIT Operating Partnership LP,
300	3.95%, 08/15/2027	301
350	4.60%, 02/06/2024	370
	Welltower, Inc.,
600	3.75%, 03/15/2023	631
2,007	4.50%, 01/15/2024	2,186

		15,772

	Real Estate Management & Development — 0.1%
219	Mitsui Fudosan Co. Ltd., (Japan), 3.65%, 07/20/2027 (e)	228
325	Ontario Teachers’ Cadillac Fairview Properties Trust, (Canada), 3.88%, 03/20/2027 (e)	340

		568

	Total Real Estate	16,340

	Telecommunication Services — 1.5%
	Diversified Telecommunication Services — 1.3%
	AT&T, Inc.,
1,250	3.00%, 06/30/2022	1,264
1,000	3.40%, 08/14/2024	1,009
1,100	3.40%, 05/15/2025	1,093
1,232	3.60%, 02/17/2023	1,270
1,000	3.95%, 01/15/2025	1,034
360	4.45%, 04/01/2024	385
1,395	5.50%, 02/01/2018	1,416
1,405	5.80%, 02/15/2019	1,483
350	British Telecommunications plc, (United Kingdom), 2.35%, 02/14/2019	352

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Diversified Telecommunication Services — continued
900	Deutsche Telekom International Finance BV, (Germany), 6.75%, 08/20/2018	942
50	Orange SA, (France), SUB, 9.00%, 03/01/2031	77
	Telefonica Emisiones SAU, (Spain),
420	3.19%, 04/27/2018	424
409	5.13%, 04/27/2020	440
114	5.46%, 02/16/2021	126
	Verizon Communications, Inc.,
3,869	2.95%, 03/15/2022	3,940
528	3.13%, 03/16/2022	541
886	4.15%, 03/15/2024	939
350	4.40%, 11/01/2034	350
1,118	4.81%, 03/15/2039	1,134
320	5.25%, 03/16/2037	345

		18,564

	Wireless Telecommunication Services — 0.2%
379	America Movil SAB de CV, (Mexico), 3.13%, 07/16/2022	392
608	Rogers Communications, Inc., (Canada), 3.63%, 12/15/2025	632
1,400	Vodafone Group plc, (United Kingdom), 2.95%, 02/19/2023	1,427

		2,451

	Total Telecommunication Services	21,015

	Utilities — 4.0%
	Electric Utilities — 3.1%
800	Appalachian Power Co., 4.60%, 03/30/2021	863
372	Arizona Public Service Co., 3.35%, 06/15/2024	387
1,595	Baltimore Gas & Electric Co., 2.80%, 08/15/2022	1,626
237	Comision Federal de Electricidad, (Mexico), 4.88%, 05/26/2021 (e)	254
700	Connecticut Light & Power Co. (The), Series A, 3.20%, 03/15/2027	719
	DTE Electric Co.,
197	2.65%, 06/15/2022	200
1,000	3.38%, 03/01/2025	1,048
1,500	3.65%, 03/15/2024	1,598
200	3.90%, 06/01/2021	212
	Duke Energy Carolinas LLC,
1,250	3.90%, 06/15/2021	1,333
50	6.45%, 10/15/2032	68
233	Duke Energy Corp., 3.55%, 09/15/2021	244

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	187

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Electric Utilities — continued
160	Duke Energy Indiana LLC, 3.75%, 07/15/2020	168
461	Duke Energy Progress LLC, 2.80%, 05/15/2022	474
720	Electricite de France SA, (France), 2.15%, 01/22/2019 (e)	723
450	Enel Finance International NV, (Italy), 3.63%, 05/25/2027 (e)	456
	Entergy Arkansas, Inc.,
765	3.05%, 06/01/2023	787
260	3.50%, 04/01/2026	272
65	Entergy Corp., 2.95%, 09/01/2026	64
269	Entergy Mississippi, Inc., 2.85%, 06/01/2028	266
550	Fortis, Inc., (Canada), 3.06%, 10/04/2026	538
3,700	Georgia Power Co., 4.25%, 12/01/2019	3,881
1,663	Great Plains Energy, Inc., 4.85%, 06/01/2021	1,780
1,000	Hydro-Quebec, (Canada), Series HY, 8.40%, 01/15/2022	1,235
	Indiana Michigan Power Co.,
25	7.00%, 03/15/2019	27
100	Series J, 3.20%, 03/15/2023	102
200	Kentucky Utilities Co., 3.30%, 10/01/2025	207
94	Louisville Gas & Electric Co., Series 25, 3.30%, 10/01/2025	97
	Nevada Power Co.,
1,000	6.50%, 08/01/2018	1,044
1,000	7.13%, 03/15/2019	1,080
	NextEra Energy Capital Holdings, Inc.,
518	2.40%, 09/15/2019	523
1,539	2.70%, 09/15/2019	1,560
200	6.00%, 03/01/2019	212
938	Niagara Mohawk Power Corp., 3.51%, 10/01/2024 (e)	984
300	NSTAR Electric Co., 2.38%, 10/15/2022	302
1,200	Ohio Power Co., Series M, 5.38%, 10/01/2021	1,345
300	Oncor Electric Delivery Co. LLC, 7.00%, 09/01/2022	363
	Pacific Gas & Electric Co.,
794	2.45%, 08/15/2022	798
424	3.25%, 09/15/2021	440
1,500	3.25%, 06/15/2023	1,561
400	3.40%, 08/15/2024	419
350	3.85%, 11/15/2023	375
50	6.05%, 03/01/2034	65
200	PacifiCorp, 5.65%, 07/15/2018	207
1,500	Pennsylvania Electric Co., 6.05%, 09/01/2017	1,500
752	PPL Capital Funding, Inc., 4.20%, 06/15/2022	812

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Electric Utilities — continued
224	PPL Electric Utilities Corp., 2.50%, 09/01/2022	225
560	Progress Energy, Inc., 4.40%, 01/15/2021	596
74	Public Service Co. of Colorado, 3.20%, 11/15/2020	77
283	Public Service Co. of New Hampshire, 3.50%, 11/01/2023	299
220	Public Service Co. of Oklahoma, 4.40%, 02/01/2021	234
1,100	Public Service Electric & Gas Co., 2.00%, 08/15/2019	1,104
	Southern California Edison Co.,
958	3.88%, 06/01/2021	1,020
650	5.50%, 08/15/2018	673
1,860	Southwestern Electric Power Co., 6.45%, 01/15/2019	1,970
	Virginia Electric & Power Co.,
1,600	2.75%, 03/15/2023	1,629
1,099	2.95%, 01/15/2022	1,130
	Wisconsin Electric Power Co.,
1,000	1.70%, 06/15/2018	1,001
545	2.95%, 09/15/2021	562

		43,739

	Gas Utilities — 0.2%
1,365	Atmos Energy Corp., 8.50%, 03/15/2019	1,501
843	CenterPoint Energy Resources Corp., 4.50%, 01/15/2021	894

		2,395

	Independent Power and Renewable Electricity Producers — 0.1%
180	Exelon Generation Co. LLC, 4.25%, 06/15/2022	192
	PSEG Power LLC,
1,290	4.15%, 09/15/2021	1,368
221	4.30%, 11/15/2023	236

		1,796

	Multi-Utilities — 0.5%
170	CMS Energy Corp., 2.95%, 02/15/2027	167
	Consumers Energy Co.,
137	2.85%, 05/15/2022	141
1,060	5.65%, 04/15/2020	1,161
350	Dominion Energy, Inc., Series B, 2.75%, 09/15/2022	353
784	DTE Energy Co., Series F, 3.85%, 12/01/2023	829

SEE NOTES TO FINANCIAL STATEMENTS.

188	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Multi-Utilities — continued
	NiSource Finance Corp.,
300	3.85%, 02/15/2023	315
16	6.80%, 01/15/2019	17
6	San Diego Gas & Electric Co., 5.35%, 05/15/2040	7
	Sempra Energy,
192	4.05%, 12/01/2023	205
1,400	9.80%, 02/15/2019	1,557
	Southern Co. Gas Capital Corp.,
939	3.50%, 09/15/2021	976
550	5.25%, 08/15/2019	584

		6,312

	Water Utilities — 0.1%
	American Water Capital Corp.,
364	3.40%, 03/01/2025	380
1,400	3.85%, 03/01/2024	1,496

		1,876

	Total Utilities	56,118

	Total Corporate Bonds (Cost $454,633)	467,263

Foreign Government Securities — 0.4%
300	Republic of Colombia, (Colombia), 7.38%, 09/18/2037	397
	Republic of Panama, (Panama),
460	3.75%, 03/16/2025	485
347	4.00%, 09/22/2024	372
	Republic of Poland, (Poland),
800	3.25%, 04/06/2026	827
467	4.00%, 01/22/2024	505
	United Mexican States, (Mexico),
1,076	3.60%, 01/30/2025	1,106
568	3.63%, 03/15/2022	597
694	4.00%, 10/02/2023	735
332	4.13%, 01/21/2026	351

	Total Foreign Government Securities (Cost $5,122)	5,375

Mortgage-Backed Securities — 8.5%
23	FHLMC Gold Pools, 15 Year, Single Family, 5.50%, 02/01/2024	25
123	FHLMC Gold Pools, 20 Year, Single Family, 5.50%, 05/01/2027	135
	FHLMC Gold Pools, 30 Year, Single Family,
1,489	4.50%, 05/01/2041	1,605
238	5.00%, 10/01/2033	264
2	6.00%, 12/01/2036	2

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

1,639	FHLMC Gold Pools, Other, 3.50%, 06/01/2042	1,704
2,443	FNMA, ARM, 1.57%, 01/01/2023 (z)	2,436
	FNMA, 15 Year, Single Family,
14	6.00%, 10/01/2019 - 01/01/2024	14
1,256	FNMA, 20 Year, Single Family, 3.50%, 08/01/2032	1,319
	FNMA, 30 Year, Single Family,
923	5.00%, 08/01/2040	1,013
633	6.00%, 12/01/2032 - 04/01/2035	721
831	6.50%, 10/01/2036 - 10/01/2038	971
497	7.00%, 04/01/2037 - 11/01/2038	585
	FNMA, Other,
2,342	1.74%, 05/01/2020	2,333
1,887	1.94%, 07/01/2019	1,891
4,800	2.01%, 06/01/2020	4,835
908	2.19%, 12/01/2022	916
2,489	2.34%, 12/01/2022	2,529
3,774	2.35%, 05/01/2023 - 08/01/2028	3,763
1,525	2.40%, 01/01/2022	1,547
4,761	2.40%, 12/01/2022 - 07/01/2023	4,848
3,675	2.41%, 01/01/2023	3,747
1,700	2.46%, 10/01/2026	1,688
850	2.49%, 05/01/2026	850
3,000	2.52%, 05/01/2023	3,072
2,023	2.53%, 03/01/2023	2,075
2,400	2.57%, 08/01/2028	2,383
1,000	2.59%, 11/01/2021	1,022
860	2.61%, 06/01/2026	865
1,310	2.63%, 09/01/2021	1,341
3,176	2.64%, 06/01/2026	3,200
2,000	2.65%, 08/01/2022	2,062
2,000	2.67%, 07/01/2022	2,063
2,021	2.68%, 05/01/2025	2,074
2,450	2.71%, 04/01/2023	2,518
2,200	2.81%, 04/01/2025	2,261
1,082	2.90%, 06/01/2022	1,123
500	2.99%, 07/01/2029	510
1,449	3.02%, 06/01/2025	1,513
3,654	3.03%, 12/01/2021 - 04/01/2027	3,787
500	3.04%, 07/01/2029	513
1,887	3.05%, 10/01/2020	1,945
499	3.06%, 07/01/2029	515
2,500	3.10%, 09/01/2025	2,611
1,320	3.11%, 10/01/2021	1,377
1,456	3.37%, 11/01/2020	1,519
5,000	3.38%, 01/01/2018 - 12/01/2023	5,092

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	189

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage-Backed Securities — continued
1,247	3.45%, 11/01/2023	1,331
975	3.48%, 12/01/2020	1,022
5,283	3.50%, 05/01/2043 - 06/01/2043	5,499
1,641	3.59%, 10/01/2020	1,724
1,150	3.69%, 11/01/2023	1,239
3,744	3.73%, 06/01/2018	3,772
3,400	3.77%, 09/01/2021	3,619
1,944	3.82%, 05/01/2022	2,067
1,173	3.86%, 07/01/2021	1,251
2,808	4.00%, 07/01/2042	2,988
1,000	4.04%, 10/01/2020	1,064
1,703	4.25%, 10/01/2028	1,888
985	4.26%, 07/01/2021	1,062
3,198	4.30%, 06/01/2021	3,445
1,820	4.33%, 04/01/2021	1,958
716	4.37%, 02/01/2020	757
235	GNMA II, 30 Year, Single Family, 6.00%, 09/20/2038	263

	Total Mortgage-Backed Securities (Cost $118,021)	120,131

U.S. Government Agency Securities — 16.8%
	FHLMC,
37,000	1.75%, 05/30/2019	37,257
16,000	2.38%, 01/13/2022	16,428
	FNMA,
8,333	1.25%, 08/17/2021	8,194
14,000	1.88%, 09/24/2026	13,541
53,500	2.00%, 01/05/2022	54,146
11,335	2.13%, 04/24/2026	11,240
91,000	2.63%, 09/06/2024	94,439
800	Resolution Funding Corp. STRIPS, 1.71%, 07/15/2020 (n)	764

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

735	Tennessee Valley Authority, 1.75%, 10/15/2018	738

	Total U.S. Government Agency Securities (Cost $232,577)	236,747

U.S. Treasury Obligations — 16.7%
	U.S. Treasury Inflation Linked Bonds,
32,000	1.75%, 01/15/2028	42,381
17,250	3.88%, 04/15/2029	35,416
	U.S. Treasury Inflation Linked Notes,
10,000	0.13%, 04/15/2018	10,571
65,000	0.13%, 04/15/2019	68,086
18,000	0.13%, 07/15/2026	18,069
1,000	0.63%, 01/15/2024	1,078
1,000	0.63%, 01/15/2026	1,055
3,410	1.38%, 01/15/2020	4,005
40,000	1.63%, 01/15/2018	46,988
7,092	2.13%, 01/15/2019	8,339

	Total U.S. Treasury Obligations (Cost $235,934)	235,988

SHARES
Short-Term Investment — 2.9%
	Investment Company — 2.9%
40,484	JPMorgan Prime Money Market Fund, Institutional Class Shares, 1.18% (b) (l) † (Cost $40,488)	40,497

	Total Investments — 101.4% (Cost $1,404,162)	1,428,651
	Liabilities in Excess of Other Assets — (1.4)%	(19,411)

	NET ASSETS — 100.0%	$1,409,240

Percentages indicated are based on net assets.

Over the Counter (“OTC”) Inflation-linked swap contracts outstanding as of August 31, 2017:

FLOATING RATE INDEX (a)	FIXED RATE	PAY/ RECEIVE FLOATING RATE	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
CPI-U at termination	1.44% at termination	Receive	Morgan Stanley Capital Services	09/17/2020	USD 93,000	1,040
CPI-U at termination	1.53% at termination	Receive	Deutsche Bank AG	10/13/2020	USD 18,000	150
CPI-U at termination	1.59% at termination	Receive	Citibank, NA	06/24/2021	USD 15,000	252
CPI-U at termination	1.75% at termination	Receive	Deutsche Bank AG	04/02/2020	USD 32,000	43
CPI-U at termination	1.82% at termination	Receive	Barclays Bank plc	11/08/2021	USD 25,000	94
CPI-U at termination	1.82% at termination	Receive	Deutsche Bank AG	11/08/2021	USD 25,000	94
CPI-U at termination	1.87% at termination	Receive	Citibank, NA	10/24/2021	USD 25,000	44
CPI-U at termination	1.89% at termination	Receive	BNP Paribas	08/31/2022	USD 75,000	120

SEE NOTES TO FINANCIAL STATEMENTS.

190	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

FLOATING RATE INDEX (a)	FIXED RATE	PAY/ RECEIVE FLOATING RATE	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
CPI-U at termination	1.91% at termination	Receive	Barclays Bank plc	08/30/2022	USD 17,000	12
CPI-U at termination	1.91% at termination	Receive	Citibank, NA	08/29/2022	USD 62,000	32
CPI-U at termination	2.00% at termination	Receive	Deutsche Bank AG	10/13/2045	USD 3,000	95

						1,976

CPI-U at termination	1.57% at termination	Receive	Deutsche Bank AG	01/30/2020	USD 35,000	(88)
CPI-U at termination	2.02% at termination	Receive	Barclays Bank plc	01/15/2022	USD 39,000	(406)
CPI-U at termination	2.10% at termination	Receive	BNP Paribas	09/09/2018	USD 10,000	(405)
CPI-U at termination	2.10% at termination	Receive	BNP Paribas	08/26/2018	USD 22,000	(894)
CPI-U at termination	2.11% at termination	Receive	BNP Paribas	08/26/2018	USD 11,000	(450)
CPI-U at termination	2.15% at termination	Receive	Morgan Stanley Capital Services	11/22/2018	USD 24,000	(1,016)
CPI-U at termination	2.17% at termination	Receive	BNP Paribas	04/04/2024	USD 12,400	(259)
CPI-U at termination	2.18% at termination	Receive	Credit Suisse International	05/28/2018	USD 34,000	(1,665)
CPI-U at termination	2.20% at termination	Receive	Morgan Stanley Capital Services	04/22/2018	USD 28,000	(1,401)
CPI-U at termination	2.20% at termination	Receive	Union Bank of Switzerland AG	03/09/2022	USD 25,000	(477)
CPI-U at termination	2.25% at termination	Receive	BNP Paribas	01/15/2019	USD 20,000	(1,083)
CPI-U at termination	2.27% at termination	Receive	BNP Paribas	02/06/2024	USD 25,000	(615)
CPI-U at termination	2.32% at termination	Receive	Credit Suisse International	07/15/2020	USD 50,000	(3,064)
CPI-U at termination	2.42% at termination	Receive	Deutsche Bank AG	12/15/2024	USD 42,000	(758)
CPI-U at termination	2.44% at termination	Receive	Barclays Bank plc	05/15/2024	USD 5,000	(411)
CPI-U at termination	2.46% at termination	Receive	Citibank, NA	05/21/2024	USD 13,000	(1,100)
CPI-U at termination	2.48% at termination	Receive	Citibank, NA	09/02/2024	USD 3,000	(264)
CPI-U at termination	2.48% at termination	Receive	Deutsche Bank AG	02/21/2024	USD 10,000	(853)
CPI-U at termination	2.48% at termination	Receive	Royal Bank of Scotland	03/17/2024	USD 2,000	(171)
CPI-U at termination	2.49% at termination	Receive	Citibank, NA	08/27/2024	USD 40,000	(3,582)
CPI-U at termination	2.50% at termination	Receive	Deutsche Bank AG	03/06/2018	USD 49,000	(3,073)
CPI-U at termination	2.50% at termination	Receive	Deutsche Bank AG	02/25/2018	USD 23,000	(1,451)
CPI-U at termination	2.50% at termination	Receive	Morgan Stanley Capital Services	02/04/2024	USD 15,000	(1,313)
CPI-U at termination	2.53% at termination	Receive	BNP Paribas	02/22/2018	USD 53,000	(3,438)
CPI-U at termination	2.59% at termination	Receive	Barclays Bank plc	12/31/2019	USD 3,000	(272)
CPI-U at termination	2.62% at termination	Receive	Citibank, NA	10/07/2024	USD 10,000	(289)
CPI-U at termination	2.67% at termination	Receive	Morgan Stanley Capital Services	09/12/2044	USD 2,000	(437)
CPI-U at termination	2.70% at termination	Receive	Barclays Bank plc	09/03/2044	USD 4,000	(917)
CPI-U at termination	2.71% at termination	Receive	Barclays Bank plc	09/02/2044	USD 9,000	(2,079)
CPI-U at termination	2.73% at termination	Receive	Royal Bank of Scotland	02/10/2044	USD 5,000	(1,202)

						(33,433)

						(31,457)

(a)	Value of floating rate index at August 31, 2017 was 2.46%.

There are no upfront payments (receipts) on the swap contracts listed above.

Summary of total swap contracts outstanding as of August 31, 2017:

	NET UPFRONT PAYMENTS (RECEIPTS) ($)	VALUE ($)
Assets
OTC Inflation linked swaps outstanding	—	1,976

Total OTC swap contracts outstanding	—	1,976

Liabilities
OTC Inflation linked swaps outstanding	—	(33,433)

Total OTC swap contracts outstanding	—	(33,433)

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	191

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 17.7%
1,219	Accredited Mortgage Loan Trust, Series 2003-3, Class A1, SUB, 5.21%, 01/25/2034 (bb)	1,249
239	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-7, Class M1, 2.51%, 08/25/2033 (z) (bb)	238
	Amortizing Residential Collateral Trust,
87	Series 2002-BC4, Class A, 1.81%, 07/25/2032 (z) (bb)	83
497	Series 2002-BC6, Class M1, 2.36%, 08/25/2032 (z) (bb)	492
2,244	Series 2002-BC9, Class M1, 2.88%, 12/25/2032 (z) (bb)	2,232
	AMRESCO Residential Securities Corp. Mortgage Loan Trust,
342	Series 1998-1, Class M1A, 1.66%, 01/25/2028 (z) (bb)	340
425	Series 1998-3, Class M1A, 1.86%, 09/25/2028 (z) (bb)	424
292	Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE7, Class M2, 3.85%, 12/15/2033 (z) (bb)	289
614	Axis Equipment Finance Receivables III LLC, Series 2015-1A, Class A2, 1.90%, 03/20/2020 (e)	613
	B2R Mortgage Trust,
971	Series 2015-1, Class A1, 2.52%, 05/15/2048 (e)	970
2,354	Series 2015-2, Class A, 3.34%, 11/15/2048 (e)	2,390
7,000	BA Credit Card Trust, Series 2015-A2, Class A, 1.36%, 09/15/2020	6,998
1,050	BCC Funding Corp. X, Series 2015-1, Class A2, 2.22%, 10/20/2020 (e)	1,049
2,114	Bear Stearns Asset-Backed Securities I Trust, Series 2005-HE1, Class M2, 2.48%, 01/25/2035 (z) (bb)	2,077
785	Bear Stearns Asset-Backed Securities Trust, Series 2003-SD1, Class A, 2.13%, 12/25/2033 (z) (bb)	773
93	BNC Mortgage Loan Trust, Series 2007-2, Class A2, 1.33%, 05/25/2037 (z) (bb)	92
4,034	Cabela’s Credit Card Master Note Trust, Series 2016-1, Class A1, 1.78%, 06/15/2022	4,036
	California Republic Auto Receivables Trust,
1,469	Series 2015-2, Class A3, 1.31%, 08/15/2019	1,469
2,565	Series 2015-3, Class A3, 1.62%, 11/15/2019	2,566

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	CarMax Auto Owner Trust,
2,257	Series 2015-2, Class A3, 1.37%, 03/16/2020	2,255
5,000	Series 2015-4, Class A3, 1.56%, 11/16/2020	5,000
269	Centex Home Equity Loan Trust, Series 2002-A, Class MV1, 2.08%, 01/25/2032 (z) (bb)	232
3,000	Chrysler Capital Auto Receivables Trust, Series 2016-AA, Class A3, 1.77%, 10/15/2020 (e)	3,004
3,320	Colony American Finance Ltd., (Cayman Islands), Series 2016-1, Class A, 2.54%, 06/15/2048 (e)	3,318
	Countrywide Asset-Backed Certificates,
81	Series 2002-1, Class A, 1.79%, 08/25/2032 (z) (bb)	71
113	Series 2003-BC2, Class 2A1, 1.83%, 06/25/2033 (z) (bb)	100
435	Series 2003-BC5, Class M1, 2.28%, 09/25/2033 (z) (bb)	402
226	Series 2004-2, Class M4, 2.73%, 03/25/2034 (z) (bb)	217
98	Series 2004-S1, Class M2, SUB, 5.58%, 02/25/2035 (bb)	98
148	Countrywide Home Equity Loan Trust, Series 2004-A, Class A, 1.45%, 04/15/2030 (z) (bb)	145
	CPS Auto Receivables Trust,
86	Series 2014-D, Class A, 1.49%, 04/15/2019 (e)	85
382	Series 2015-A, Class A, 1.53%, 07/15/2019 (e)	382
1,473	Series 2016-B, Class B, 3.18%, 09/15/2020 (e)	1,489
4,671	Series 2017-B, Class B, 2.33%, 05/17/2021 (e)	4,678
5,489	Credit Acceptance Auto Loan Trust, Series 2017-2A, Class B, 3.02%, 04/15/2026 (e)	5,509
	CWHEQ Revolving Home Equity Loan Trust,
283	Series 2005-E, Class 2A, 1.45%, 11/15/2035 (z) (bb)	253
1,189	Series 2005-M, Class A1, 1.47%, 02/15/2036 (z) (bb)	1,076
10,280	Discover Card Execution Note Trust, Series 2014-A1, Class A1, 1.66%, 07/15/2021 (z)	10,330
	Drive Auto Receivables Trust,
2,099	Series 2017-1, Class C, 2.84%, 04/15/2022	2,116

SEE NOTES TO FINANCIAL STATEMENTS.

192	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
726	Series 2017-BA, Class B, 2.20%, 05/15/2020 (e)	728
	DT Auto Owner Trust,
1,200	Series 2016-2A, Class B, 2.92%, 05/15/2020 (e)	1,203
1,838	Series 2017-3A, Class B, 2.40%, 05/17/2021 (e)	1,840
	Exeter Automobile Receivables Trust,
94	Series 2015-2A, Class A, 1.54%, 11/15/2019 (e)	94
404	Series 2015-3A, Class A, 2.00%, 03/16/2020 (e)	404
1,562	Series 2016-2A, Class A, 2.21%, 07/15/2020 (e)	1,563
	First Franklin Mortgage Loan Trust,
98	Series 2002-FF1, Class M1, 2.28%, 04/25/2032 (z) (bb)	87
578	Series 2002-FF4, Class M1, 2.81%, 02/25/2033 (z) (bb)	444
294	Series 2003-FFH1, Class M2, 3.86%, 09/25/2033 (z) (bb)	261
484	Series 2004-FF8, Class M4, 2.84%, 10/25/2034 (z) (bb)	107
188	First Investors Auto Owner Trust, Series 2015-2A, Class A1, 1.59%, 12/16/2019 (e)	188
609	First NLC Trust, Series 2005-2, Class M1, 1.71%, 09/25/2035 (z) (bb)	607
2,157	FirstKey Lending Trust, Series 2015-SFR1, Class A, 2.55%, 03/09/2047 (e)	2,159
	Flagship Credit Auto Trust,
857	Series 2016-2, Class A1, 2.28%, 05/15/2020 (e)	858
2,260	Series 2017-2, Class B, 2.57%, 04/15/2023 (e)	2,268
	Ford Credit Auto Owner Trust,
1,365	Series 2015-B, Class A3, 1.16%, 11/15/2019	1,364
1,400	Series 2016-B, Class A3, 1.33%, 10/15/2020	1,396
3,580	Fremont Home Loan Trust, Series 2005-C, Class M2, 1.72%, 07/25/2035 (z) (bb)	3,531
86	GLC Trust, Series 2014-A, Class A, 3.00%, 07/15/2021 (e)	86
4,458	GM Financial Automobile Leasing Trust, Series 2015-2, Class A3, 1.68%, 12/20/2018	4,462
1,526	Green Tree Agency Advance Funding Trust I, Series 2016-T1, Class AT1, 2.38%, 10/15/2048 (e)	1,520

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

107	GreenPoint Mortgage Funding Trust, Series 2005-HE3, Class A, 1.41%, 09/15/2030 (z) (bb)	96
2,202	Harley-Davidson Motorcycle Trust, Series 2015-2, Class A3, 1.30%, 03/16/2020	2,200
12	Home Equity Loan Trust, Series 2003-HS1, Class AII, 1.52%, 12/25/2032 (z) (bb)	12
44	Home Loan Trust, Series 2001-HI4, Class A7, SUB, 7.24%, 10/25/2026 (bb)	44
636	Hyundai Auto Receivables Trust, Series 2015-A, Class A3, 1.05%, 04/15/2019	635
69	Irwin Home Equity Loan Trust, Series 2004-1, Class 1A1, 1.55%, 12/25/2024 (z) (bb)	64
3,600	Kabbage Asset Securitization LLC, Series 2017-1, Class A, 4.57%, 03/15/2022 (e)	3,676
12	Lehman Home Equity Loan Trust, Series 1998-1, Class A1, 7.00%, 05/25/2028 (bb)	3
2,174	Lendmark Funding Trust, Series 2017-1A, Class A, 2.83%, 01/22/2024 (e)	2,182
163	Long Beach Mortgage Loan Trust, Series 2004-1, Class M3, 2.28%, 02/25/2034 (z) (bb)	161
4,361	Marlette Funding Trust, Series 2017-2A, Class A, 2.39%, 07/15/2024 (e)	4,366
	Morgan Stanley ABS Capital I, Inc. Trust,
959	Series 2003-NC6, Class M1, 2.43%, 06/25/2033 (z) (bb)	954
7,500	Series 2005-WMC4, Class M5, 2.21%, 04/25/2035 (z) (bb)	7,369
1,022	Nationstar HECM Loan Trust, Series 2017-1A, Class A, 1.97%, 05/25/2027 (e)	1,021
263	New Century Home Equity Loan Trust, Series 2003-5, Class AII, 2.03%, 11/25/2033 (z) (bb)	212
1,005	Nissan Auto Lease Trust, Series 2015-B, Class A3, 1.54%, 04/16/2018	1,005
1,102	OneMain Direct Auto Receivables Trust, Series 2016-1A, Class A, 2.04%, 01/15/2021 (e)	1,103
	OneMain Financial Issuance Trust,
179	Series 2014-1A, Class A, 2.43%, 06/18/2024 (e)	179
2,877	Series 2015-1A, Class A, 3.19%, 03/18/2026 (e)	2,910
2,568	Series 2015-2A, Class A, 2.57%, 07/18/2025 (e)	2,571
2,750	Oportun Funding VI LLC, Series 2017-A, Class A, 3.23%, 06/08/2023 (e)	2,784

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	193

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
	Park Place Securities, Inc. Asset-Backed Pass-Through Certificates,
261	Series 2004-WHQ2, Class M2, 2.18%, 02/25/2035 (z) (bb)	261
312	Series 2005-WHQ3, Class M2, 1.91%, 06/25/2035 (z) (bb)	313
104	PFS Tax Lien Trust, Series 2014-1, Class NOTE, 1.44%, 05/15/2029 (e) (bb)	104
	Progress Residential Trust,
3,246	Series 2015-SFR2, Class A, 2.74%, 06/12/2032 (e)	3,277
5,481	Series 2015-SFR3, Class A, 3.07%, 11/12/2032 (e) (bb)	5,593
1,000	Series 2017-SFR1, Class A, 2.77%, 08/17/2034 (e)	1,011
186	RAMP Trust, Series 2003-RS2, Class AII, 1.91%, 03/25/2033 (z) (bb)	181
523	RASC Trust, Series 2003-KS4, Class MI2, SUB, 5.51%, 06/25/2033 (bb)	437
	Sofi Consumer Loan Program LLC,
1,947	Series 2016-1, Class A, 3.26%, 08/25/2025 (e)	1,985
1,336	Series 2016-3, Class A, 3.05%, 12/26/2025 (e)	1,352
1,322	Series 2017-1, Class A, 3.28%, 01/26/2026 (e)	1,342
1,310	Series 2017-3, Class A, 2.77%, 05/25/2026 (e)	1,319
1,876	SoFi Consumer Loan Program LLC, Series 2017-4, Class A, 2.50%, 05/26/2026 (e)	1,879
	SoFi Professional Loan Program LLC,
383	Series 2014-B, Class A1, 2.48%, 08/25/2032 (e) (z)	387
902	Series 2015-A, Class A1, 2.43%, 03/25/2033 (e) (z)	916
1,663	Series 2015-B, Class A1, 2.28%, 04/25/2035 (e) (z)	1,683
1,236	Series 2015-C, Class A1, 2.28%, 08/27/2035 (e) (z)	1,245
1,910	Series 2016-B, Class A1, 2.43%, 06/25/2033 (e) (z)	1,941
1,085	SpringCastle America Funding LLC, Series 2016-AA, Class A, 3.05%, 04/25/2029 (e)	1,093
102	Structured Asset Investment Loan Trust, Series 2003-BC2, Class A3, 1.93%, 04/25/2033 (z) (bb)	100
2,004	TCF Auto Receivables Owner Trust, Series 2015-1A, Class A3, 1.49%, 12/16/2019 (e)	2,003

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Tricon American Homes Trust,
5,133	Series 2015-SFR1, Class A, 2.48%, 05/17/2032 (e) (z)	5,167
4,445	Series 2016-SFR1, Class A, 2.59%, 11/17/2033 (e) (bb)	4,459
3,391	US Residential Opportunity Fund III Trust, Series 2016-2III, Class A, SUB, 3.47%, 08/27/2036 (e)	3,378
1,578	VOLT LIV LLC, Series 2017-NPL1, Class A1, SUB, 3.62%, 02/25/2047 (e) (bb)	1,586
1,766	VOLT LIX LLC, Series 2017-NPL6, Class A1, SUB, 3.25%, 05/25/2047 (e) (bb)	1,775
1,754	VOLT LVII LLC, Series 2017-NPL4, Class A1, SUB, 3.38%, 04/25/2047 (e)	1,770
1,286	VOLT LX LLC, Series 2017-NPL7, Class A1, SUB, 3.25%, 04/25/2059 (e)	1,293
220	VOLT XIX LLC, Series 2014-NP11, Class A1, SUB, 3.88%, 04/25/2055 (e) (bb)	220
1,374	VOLT XL LLC, Series 2015-NP14, Class A1, SUB, 4.37%, 11/27/2045 (e) (bb)	1,379
731	VOLT XXII LLC, Series 2015-NPL4, Class A1, SUB, 3.50%, 02/25/2055 (e) (bb)	733
867	VOLT XXIV LLC, Series 2015-NPL6, Class A1, SUB, 3.50%, 02/25/2055 (e) (bb)	872
3,897	VOLT XXV LLC, Series 2015-NPL8, Class A1, SUB, 3.50%, 06/26/2045 (e)	3,905
1,857	VOLT XXXIII LLC, Series 2015-NPL5, Class A1, SUB, 3.50%, 03/25/2055 (e) (bb)	1,863
3,189	Westgate Resorts LLC, Series 2016-1A, Class A, 3.50%, 12/20/2028 (e)	3,224

	Total Asset-Backed Securities (Cost $188,045)	187,903

Collateralized Mortgage Obligations — 53.3%
	Alternative Loan Trust,
484	Series 2004-33, Class 3A3, 3.20%, 12/25/2034 (z)	479
11	Series 2004-J4, Class 1A6, SUB, 5.40%, 06/25/2034	11
	Banc of America Funding Trust,
253	Series 2005-E, Class 5A1, 3.75%, 05/20/2035 (z)	254
327	Series 2006-1, Class 2A1, 5.50%, 01/25/2036	313
	Banc of America Mortgage Trust,
508	Series 2004-D, Class 2A2, 3.69%, 05/25/2034 (z)	512
188	Series 2005-A, Class 3A1, 3.62%, 02/25/2035 (z)	186

SEE NOTES TO FINANCIAL STATEMENTS.

194	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
409		Bear Stearns Asset-Backed Securities I Trust, Series 2004-AC6, Class M1, 2.24%, 11/25/2034 (z) (bb)	120
		CHL Mortgage Pass-Through Trust,
57		Series 2004-HYB8, Class 1A1, 1.94%, 01/20/2035 (z)	53
212		Series 2005-1, Class 1A2, 1.93%, 03/25/2035 (z)	28
1		Collateralized Mortgage Obligation Trust, Series 50, Class B, PO, 10/01/2018 (bb)	1
		Credit Suisse First Boston Mortgage Securities Corp.,
782		Series 2003-AR24, Class 2A4, 3.47%, 10/25/2033 (z)	779
784		Series 2004-5, Class 4A1, 6.00%, 09/25/2034	798
92		Series 2005-5, Class 1A1, 5.00%, 07/25/2020	92
254		Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-1, Class 2A1, 5.72%, 02/25/2020 (z)	255
99		FHLMC — GNMA, Series 1, Class S, IF, IO, 7.73%, 10/25/2022 (z)	9
		FHLMC REMIC,
1		Series 1071, Class F, 2.18%, 04/15/2021 (z)	1
8		Series 1343, Class LA, 8.00%, 08/15/2022	9
7		Series 1370, Class JA, 2.38%, 09/15/2022 (z)	7
6		Series 1379, Class W, 2.03%, 10/15/2022 (z)	6
2		Series 1508, Class KA, 1.26%, 05/15/2023 (z)	2
111		Series 1689, Class M, PO, 03/15/2024	106
57		Series 1771, Class PK, 8.00%, 02/15/2025	65
98		Series 1974, Class ZA, 7.00%, 07/15/2027	110
17		Series 1981, Class Z, 6.00%, 05/15/2027	19
58		Series 2033, Class PR, PO, 03/15/2024	55
10		Series 2261, Class ZY, 7.50%, 10/15/2030	11
—	(h)	Series 2289, Class NA, 10.24%, 05/15/2020 (z)	—	(h)
31		Series 2338, Class FN, 1.73%, 08/15/2028 (z)	31
63		Series 2416, Class SA, IF, 13.23%, 02/15/2032 (z)	84
53		Series 2416, Class SH, IF, 13.54%, 02/17/2032 (z)	68
12		Series 2477, Class FZ, 1.78%, 06/15/2031 (z)	12

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

321	Series 3085, Class VS, HB, IF, 23.81%, 12/15/2035 (z)	548
403	Series 3300, Class FA, 1.53%, 08/15/2035 (z)	402
1,155	Series 3737, Class DG, 5.00%, 10/15/2030	1,246
1,385	Series 3832, Class PL, 5.00%, 08/15/2039	1,438
765	Series 3841, Class JF, 1.63%, 10/15/2038 (z)	767
4,351	Series 3860, Class FP, 1.63%, 06/15/2040 (z)	4,368
1,404	Series 3952, Class MA, 3.00%, 11/15/2021	1,431
6,654	Series 4074, Class FE, 1.63%, 07/15/2042 (z)	6,662
5,757	Series 4111, Class FA, 1.58%, 08/15/2039 (z)	5,765
3,913	Series 4120, Class KI, IO, 3.00%, 10/15/2032	375
12,527	Series 4150, Class F, 1.60%, 01/15/2043 (z)	12,471
13,998	Series 4150, Class GE, 2.00%, 01/15/2033	13,866
9,036	Series 4161, Class YF, 1.60%, 02/15/2043 (z)	8,985
4,745	Series 4206, Class DA, 2.00%, 05/15/2033	4,710
9,760	Series 4281, Class FB, 1.78%, 12/15/2043 (z)	9,725
12,747	Series 4350, Class AF, 1.58%, 12/15/2037 (z)	12,628
11,456	Series 4350, Class FK, 1.58%, 06/15/2038 (z)	11,416
1,553	Series 4350, Class KF, 1.58%, 01/15/2039 (z)	1,535
10,552	Series 4363, Class FA, 1.60%, 09/15/2041 (z)	10,448
7,729	Series 4413, Class WF, 1.58%, 10/15/2041 (z)	7,672
11,222	Series 4448, Class TF, 1.55%, 05/15/2040 (z)	11,154
27,014	Series 4457, Class KF, 1.58%, 10/15/2040 (z)	26,945
10,919	Series 4480, Class FM, 1.58%, 06/15/2040 (z)	10,919
7,692	Series 4515, Class FA, 1.60%, 08/15/2038 (z)	7,683
5,714	Series 4559, Class AF, 1.73%, 03/15/2042 (z)	5,717
4,875	Series 4594, Class GN, 2.50%, 02/15/2045	4,948
12,662	Series 4606, Class FL, 1.73%, 12/15/2044 (z)	12,751
16,964	FHLMC STRIPS, Series 328, Class S4, IF, IO, 1.89%, 02/15/2038 (z)	1,019

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	195

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
1,873		FHLMC, Structured Agency Credit Risk Debt Notes, Series 2013-DN1, Class M1, 4.63%, 07/25/2023 (z) (bb)	1,895
		FHLMC, Structured Pass-Through Securities Certificates,
64		Series T-51, Class 1APO, PO, 09/25/2042	55
2,420		Series T-54, Class 4A, 3.43%, 02/25/2043 (z)	2,485
193		First Horizon Alternative Mortgage Securities Trust, Series 2005-FA10, Class 2A1, 5.25%, 12/25/2020	187
549		First Horizon Mortgage Pass-Through Trust, Series 2004-AR6, Class 2A1, 3.07%, 12/25/2034 (z)	554
54		First Republic Bank Mortgage Pass-Through Certificates Trust, Series 2000-FRB1, Class B1, 1.73%, 06/25/2030 (z) (bb)	44
304		First Republic Mortgage Loan Trust, Series 2000-FRB2, Class A1, 1.73%, 11/15/2030 (z)	288
		FNMA Grantor Trust,
358		Series 2001-T8, Class A1, 7.50%, 07/25/2041	420
1,136		Series 2002-T6, Class A4, 3.79%, 03/25/2041 (z)	1,182
		FNMA REMIC,
1		Series 1988-15, Class B, 1.78%, 06/25/2018 (z)	1
1		Series 1989-77, Class J, 8.75%, 11/25/2019	1
—	(h)	Series 1989-89, Class H, 9.00%, 11/25/2019	—	(h)
13		Series 1990-64, Class Z, 10.00%, 06/25/2020	14
18		Series 1990-145, Class A, 1.85%, 12/25/2020 (z)	18
37		Series 1991-142, Class PL, 8.00%, 10/25/2021	40
32		Series 1991-156, Class F, 2.53%, 11/25/2021 (z)	32
—	(h)	Series 1992-91, Class SQ, HB, IF, 8,275.56%, 05/25/2022 (z)	4
60		Series 1992-112, Class GB, 7.00%, 07/25/2022	65
2		Series 1992-154, Class SA, IF, IO, 5.40%, 08/25/2022 (z)	—	(h)
27		Series 1992-200, Class FK, 1.96%, 11/25/2022 (z)	28
30		Series 1993-27, Class S, IF, 7.90%, 02/25/2023 (z)	34

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

61	Series 1993-110, Class H, 6.50%, 05/25/2023	67
7	Series 1993-119, Class H, 6.50%, 07/25/2023	7
59	Series 1993-146, Class E, PO, 05/25/2023	57
28	Series 1993-165, Class FH, 2.38%, 09/25/2023 (z)	29
140	Series 1993-179, Class FM, 1.91%, 10/25/2023 (z)	143
29	Series 1997-74, Class E, 7.50%, 10/20/2027	33
227	Series 2001-9, Class F, 1.48%, 02/17/2031 (z)	227
70	Series 2001-33, Class ID, IO, 6.00%, 07/25/2031	15
3	Series 2002-77, Class FY, 1.63%, 12/25/2017 (z)	3
42	Series 2003-17, Class FN, 1.53%, 03/25/2018 (z)	42
23	Series 2003-21, Class FK, 1.63%, 03/25/2033 (z)	23
637	Series 2004-17, Class BF, 1.58%, 01/25/2034 (z)	639
916	Series 2006-3, Class SB, IF, IO, 5.47%, 07/25/2035 (z)	112
661	Series 2006-16, Class HZ, 5.50%, 03/25/2036	705
2,002	Series 2006-124, Class FC, 1.58%, 01/25/2037 (z)	1,995
3,139	Series 2012-38, Class PA, 2.00%, 09/25/2041	3,101
5,245	Series 2012-93, Class ME, 2.50%, 01/25/2042	5,309
3,669	Series 2012-114, Class VE, 3.50%, 10/25/2025	3,814
11,883	Series 2012-119, Class FB, 1.58%, 11/25/2042 (z)	11,810
2,304	Series 2013-6, Class FL, 1.63%, 02/25/2043 (z)	2,310
4,482	Series 2013-15, Class DC, 2.00%, 03/25/2033	4,425
4,812	Series 2013-23, Class KJ, 2.25%, 05/25/2042	4,796
4,050	Series 2013-26, Class AV, 3.50%, 04/25/2026	4,215
2,811	Series 2013-43, Class YH, 2.50%, 05/25/2033	2,847
9,569	Series 2013-54, Class HF, 1.43%, 10/25/2041 (z)	9,573

SEE NOTES TO FINANCIAL STATEMENTS.

196	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
565		Series 2014-49, Class AF, 1.55%, 08/25/2044 (z)	565
6,706		Series 2014-66, Class WF, 1.58%, 10/25/2054 (z)	6,690
14,666		Series 2015-42, Class BF, 1.54%, 06/25/2045 (z)	14,663
12,792		Series 2015-91, Class AF, 1.60%, 12/25/2045 (z)	12,727
19,481		Series 2016-25, Class LA, 3.00%, 07/25/2045	20,186
22,451		Series 2016-30, Class PA, 3.00%, 04/25/2045	23,130
7,016		Series 2016-33, Class JA, 3.00%, 07/25/2045	7,247
—	(h)	Series G92-44, Class ZQ, 8.00%, 07/25/2022	—	(h)
391		Series G94-9, Class PJ, 6.50%, 08/17/2024	428
		FNMA REMIC Trust,
248		Series 2003-W1, Class 2A, 7.50%, 12/25/2042 (z)	284
1,051		Series 2003-W4, Class 5A, 3.48%, 10/25/2042 (z)	1,081
1,204		Series 2003-W15, Class 3A, 3.87%, 12/25/2042 (z)	1,316
660		Series 2009-W1, Class A, 6.00%, 12/25/2049	751
		FNMA STRIPS,
71		Series 343, Class 23, IO, 4.00%, 10/25/2018	1
102		Series 343, Class 27, IO, 4.50%, 01/25/2019	2
439		FNMA Trust, Series 2004-W2, Class 4A, 3.17%, 02/25/2044 (z)	456
		FNMA, Connecticut Avenue Securities,
1,015		Series 2013-C01, Class M1, 3.23%, 10/25/2023 (z)	1,025
1,169		Series 2014-C01, Class M1, 2.83%, 01/25/2024 (z) (bb)	1,181
3,320		Series 2014-C02, Class 1M1, 2.18%, 05/25/2024 (z) (bb)	3,332
374		Series 2014-C03, Class 1M1, 2.43%, 07/25/2024 (z) (bb)	375
3,853		Series 2017-C01, Class 1M1, 2.53%, 07/25/2029 (z)	3,886
		GNMA,
9		Series 2000-35, Class F, 1.78%, 12/16/2025 (z)	9
151		Series 2002-31, Class FC, 1.48%, 09/26/2021 (z)	150

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

3,515	Series 2010-166, Class GP, 3.00%, 04/20/2039	3,600
5,943	Series 2012-61, Class FM, 1.63%, 05/16/2042 (z)	5,968
3,175	Series 2012-H21, Class FA, 1.72%, 07/20/2062 (z)	3,171
15,975	Series 2013-H16, Class FA, 1.76%, 07/20/2063 (z)	15,976
16,837	Series 2014-H07, Class FC, 1.82%, 05/20/2064 (z)	16,888
5,297	Series 2014-H11, Class JA, 1.72%, 06/20/2064 (z)	5,289
14,156	Series 2014-H17, Class FM, 1.70%, 08/20/2064 (z)	14,120
7,994	Series 2015-H03, Class FD, 1.86%, 01/20/2065 (z)	7,992
15,620	Series 2015-H04, Class FL, 1.69%, 02/20/2065 (z)	15,577
8,491	Series 2015-H12, Class FA, 1.70%, 05/20/2065 (z)	8,469
18,221	Series 2015-H12, Class FJ, 1.65%, 05/20/2065 (z)	18,155
21,085	Series 2015-H14, Class FB, 1.65%, 05/20/2065 (z)	21,005
14,945	Series 2015-H19, Class FN, 1.66%, 07/20/2065 (z)	14,876
18,326	Series 2015-H23, Class TA, 1.69%, 09/20/2065 (z)	18,267
785	GSAA Trust, Series 2004-CW1, Class 1A1, 5.50%, 04/01/2034	807
348	GSR Mortgage Loan Trust, Series 2004-10F, Class 7A1, 5.50%, 09/25/2034	353
	Impac CMB Trust,
14	Series 2004-3, Class 3A, 1.87%, 03/25/2034 (z)	14
221	Series 2004-6, Class 1A2, 2.01%, 10/25/2034 (z)	217
1,124	Series 2005-5, Class A1, 1.87%, 08/25/2035 (z)	1,049
737	IndyMac INDA Mortgage Loan Trust, Series 2007-AR1, Class 1A1, 3.57%, 03/25/2037 (z)	717
121	JP Morgan Mortgage Trust, Series 2003-A1, Class 1A1, 2.99%, 10/25/2033 (z)	120
	MASTR Adjustable Rate Mortgages Trust,
211	Series 2003-5, Class 5A1, 2.75%, 10/25/2033 (z)	214
289	Series 2004-13, Class 2A1, 3.18%, 04/21/2034 (z)	296
998	Series 2004-13, Class 3A7B, 3.22%, 11/21/2034 (z)	1,018

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	197

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
110	MASTR Seasoned Securitization Trust, Series 2003-1, Class 3A2, 1.63%, 02/25/2033 (z)	105
	Mellon Residential Funding Corp. Mortgage Pass-Through Certificates,
312	Series 2001-TBC1, Class B1, 2.11%, 11/15/2031 (z) (bb)	288
77	Series 2002-TBC1, Class B1, 2.23%, 09/15/2030 (z) (bb)	71
38	Series 2002-TBC1, Class B2, 2.63%, 09/15/2030 (z) (bb)	36
	Merrill Lynch Mortgage Investors Trust,
340	Series 2004-1, Class 2A3, 3.13%, 12/25/2034 (z)	343
441	Series 2004-D, Class A1, 1.89%, 09/25/2029 (z)	440
4	ML Trust XLVII, Series 47, Class Z, 8.99%, 10/20/2020 (bb)	4
	Morgan Stanley Dean Witter Capital I, Inc. Trust,
235	Series 2003-HYB1, Class A4, 2.69%, 03/25/2033 (z)	216
136	Series 2003-HYB1, Class B1, 2.69%, 03/25/2033 (z) (bb)	85
	Morgan Stanley Mortgage Loan Trust,
2,175	Series 2004-3, Class 4A, 5.67%, 04/25/2034 (z)	2,292
272	Series 2004-5AR, Class 3A3, 3.30%, 07/25/2034 (z)	252
1,533	Series 2004-5AR, Class 3A5, 3.30%, 07/25/2034 (z)	1,533
667	Series 2004-11AR, Class 1A2A, 1.54%, 01/25/2035 (z)	649
170	MRFC Mortgage Pass-Through Trust, Series 2002-TBC2, Class B1, 2.08%, 08/15/2032 (z) (bb)	140
1,195	NAAC Reperforming Loan REMIC Trust Certificates, Series 2004-R3, Class AF, 1.68%, 02/25/2035 (e) (z)	1,013
	Nomura Asset Acceptance Corp. Alternative Loan Trust,
397	Series 2003-A3, Class A1, SUB, 5.50%, 08/25/2033	405
12	Series 2004-AR1, Class 5A1, 1.99%, 08/25/2034 (z)	12
619	Prime Mortgage Trust, Series 2005-2, Class 2A1, 6.47%, 10/25/2032 (z)	635
792	RAITF, 2.18%, 06/15/2037 (z)	792
67	RALI Trust, Series 2003-QS16, Class A1, 5.00%, 08/25/2018	67

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	RFMSI Trust,
2,235	Series 2005-SA2, Class 2A2, 3.78%, 06/25/2035 (z)	2,132
660	Series 2006-SA4, Class 2A1, 4.53%, 11/25/2036 (z)	630
	Sequoia Mortgage Trust,
52	Series 11, Class A, 2.13%, 12/20/2032 (z)	51
151	Series 2003-3, Class A2, 2.13%, 07/20/2033 (z)	144
1,254	Series 2004-11, Class A2, 2.04%, 12/20/2034 (z)	1,210
821	Springleaf Mortgage Loan Trust, Series 2013-2A, Class A, 1.78%, 12/25/2065 (e) (z)	820
113	Structured Asset Mortgage Investments II Trust, Series 2004-AR1, Class 1A1, 1.93%, 03/19/2034 (z)	110
816	Structured Asset Mortgage Investments Trust, Series 2002-AR2, Class A3, 1.98%, 07/19/2032 (z)	659
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
2,211	Series 2003-24A, Class 2A, 3.51%, 07/25/2033 (z)	2,226
1,506	Series 2003-29, Class 3A1, 4.92%, 09/25/2033 (z)	1,505
677	Series 2003-40A, Class 4A, 3.37%, 01/25/2034 (z)	660
3,291	Thornburg Mortgage Securities Trust, Series 2004-4, Class 5A, 2.88%, 12/25/2044 (z)	3,241
	WaMu Mortgage Pass-Through Certificates Trust,
1,182	Series 2004-AR3, Class A1, 3.15%, 06/25/2034 (z)	1,202
640	Series 2004-AR11, Class A, 3.12%, 10/25/2034 (z)	642
	Wells Fargo Mortgage-Backed Securities Trust,
274	Series 2003-K, Class 1A2, 2.96%, 11/25/2033 (z)	278
361	Series 2005-AR16, Class 3A2, 3.28%, 03/25/2035 (z)	365
61	Series 2006-17, Class A1, 5.50%, 11/25/2021	59
83	Series 2007-3, Class 3A1, 5.50%, 04/25/2022	85

	Total Collateralized Mortgage Obligations (Cost $565,618)	564,754

SEE NOTES TO FINANCIAL STATEMENTS.

198	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — 2.8%
860	A10 Securitization LLC, Series 2015-1, Class A2, 3.13%, 04/15/2034 (e)	863
	A10 Term Asset Financing LLC,
3,519	Series 2016-1, Class A1, 2.42%, 03/15/2035 (e)	3,509
1,917	Series 2017-1A, Class A2, 2.65%, 03/15/2036 (e)	1,917
2,900	BAMLL Commercial Mortgage Securities Trust, Series 2013-DSNY, Class A, 2.28%, 09/15/2026 (e) (z)	2,906
	Bayview Commercial Asset Trust,
300	Series 2004-3, Class A2, 1.65%, 01/25/2035 (e) (z)	289
1,063	Series 2005-2A, Class A2, 1.58%, 08/25/2035 (e) (z)	987
212	Series 2005-2A, Class M1, 1.66%, 08/25/2035 (e) (z) (bb)	190
1,031	Series 2007-3, Class A2, 1.52%, 07/25/2037 (e) (z)	961
2,543	BBCMS Trust, Series 2015-VFM, Class A1, 2.47%, 03/10/2036 (e)	2,506
6,000	BHMS Mortgage Trust, Series 2014-ATLS, Class BFL, 3.18%, 07/05/2033 (e) (z) (bb)	6,030
3,323	Chicago Skyscraper Trust, Series 2017-SKY, Class A, 2.03%, 02/15/2030 (e) (z)	3,324
	Commercial Mortgage Trust,
1,319	Series 2014-PAT, Class A, 2.03%, 08/13/2027 (e) (z)	1,319
3,774	Series 2014-TWC, Class A, 2.08%, 02/13/2032 (e) (z)	3,782
1,155	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.66%, 06/10/2030 (e)	1,197

	Total Commercial Mortgage-Backed Securities (Cost $29,933)	29,780

Corporate Bonds — 13.1%
	Consumer Discretionary — 0.7%
	Automobiles — 0.3%
3,000	Nissan Motor Acceptance Corp., (USD 3 Month LIBOR + 0.52%), 1.76%, 09/13/2019 (e) (aa)	3,012

	Media — 0.4%
4,000	Walt Disney Co. (The), (USD 3 Month LIBOR + 0.31%), 1.63%, 05/30/2019 (aa)	4,018

	Total Consumer Discretionary	7,030

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Energy — 1.5%
	Oil, Gas & Consumable Fuels — 1.5%
3,000	BP Capital Markets plc, (United Kingdom), (USD 3 Month LIBOR + 0.63%), 1.93%, 09/26/2018 (aa)	3,008
1,810	Buckeye Partners LP, 4.88%, 02/01/2021	1,926
230	Carlyle Promissory Note, 3.06%, 07/15/2019 (bb)	228
2,882	CNOOC Finance 2015 Australia Pty. Ltd., (China), 2.63%, 05/05/2020	2,900
1,525	ONEOK Partners LP, 3.20%, 09/15/2018	1,542
1,628	Plains All American Pipeline LP, 2.60%, 12/15/2019	1,631
684	Spectra Energy Partners LP, 2.95%, 09/25/2018	691
3,000	Statoil ASA, (Norway), (USD 3 Month LIBOR + 0.46%), 1.77%, 11/08/2018 (aa)	3,012
822	TransCanada PipeLines Ltd., (Canada), 1.88%, 01/12/2018	822

	Total Energy	15,760

	Financials — 8.3%
	Banks — 4.1%
2,000	Bank of America Corp., Series L, 2.60%, 01/15/2019	2,020
5,000	Bank of Montreal, (Canada), 1.35%, 08/28/2018	4,990
3,169	Barclays plc, (United Kingdom), 2.88%, 06/08/2020	3,208
3,000	BB&T Corp., (USD 3 Month LIBOR + 0.66%), 1.97%, 02/01/2019 (aa)	3,022
923	BNP Paribas SA, (France), 2.70%, 08/20/2018	932
	Citigroup, Inc.,
3,000	(USD 3 Month LIBOR + 0.79%), 2.09%, 01/10/2020 (aa)	3,023
4,000	(USD 3 Month LIBOR + 1.07%), 2.29%, 12/08/2021 (aa)	4,047
964	Discover Bank, 2.60%, 11/13/2018	972
3,000	Mitsubishi UFJ Financial Group, Inc., (Japan), (USD 3 Month LIBOR + 1.06%), 2.30%, 09/13/2021 (aa)	3,039
	Mizuho Financial Group, Inc., (Japan),
4,000	(USD 3 Month LIBOR + 0.94%), 2.26%, 02/28/2022 (aa)	4,016
3,000	(USD 3 Month LIBOR + 1.14%), 2.38%, 09/13/2021 (aa)	3,045
3,000	Royal Bank of Canada, (Canada), (USD 3 Month LIBOR + 0.45%), 1.75%, 01/10/2019 (aa)	3,011
3,000	Sumitomo Mitsui Financial Group, Inc., (Japan), (USD 3 Month LIBOR + 0.97%), 2.28%, 01/11/2022 (aa)	3,023

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	199

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
967	SunTrust Banks, Inc., 2.35%, 11/01/2018	973
4,000	US Bank NA, (USD 3 Month LIBOR + 0.32%), 1.63%, 01/24/2020 (aa)	4,011

		43,332

	Capital Markets — 0.8%
	Goldman Sachs Group, Inc. (The),
3,000	(USD 3 Month LIBOR + 1.10%), 2.41%, 11/15/2018 (aa)	3,027
1,000	2.63%, 04/25/2021	1,007
	Morgan Stanley,
1,482	2.50%, 01/24/2019	1,496
2,925	2.50%, 04/21/2021	2,945

		8,475

	Consumer Finance — 2.6%
3,000	American Express Credit Corp., (USD 3 Month LIBOR + 0.55%), 1.82%, 03/18/2019 (aa)	3,017
3,000	American Honda Finance Corp., (USD 3 Month LIBOR + 0.61%), 1.83%, 09/09/2021 (aa)	3,034
3,000	Caterpillar Financial Services Corp., (USD 3 Month LIBOR + 0.51%), 1.81%, 01/10/2020 (aa)	3,021
	Ford Motor Credit Co. LLC,
3,000	(USD 3 Month LIBOR + 1.00%), 2.30%, 01/09/2020 (aa)	3,024
4,000	Series 1, (USD 3 Month LIBOR + 0.83%), 2.06%, 03/12/2019 (aa)	4,013
4,000	General Motors Financial Co., Inc., (USD 3 Month LIBOR + 1.55%), 2.85%, 01/14/2022 (aa)	4,080
4,000	HSBC USA, Inc., (USD 3 Month LIBOR + 0.88%), 2.18%, 09/24/2018 (aa)	4,032
4,000	Toyota Motor Credit Corp., (USD 3 Month LIBOR + 0.69%), 2.00%, 01/11/2022 (aa)	4,051

		28,272

	Diversified Financial Services — 0.4%
4,000	Shell International Finance BV, (Netherlands), (USD 3 Month LIBOR + 0.45%), 1.76%, 05/11/2020 (aa)	4,032

	Insurance — 0.4%
880	Chubb INA Holdings, Inc., 2.30%, 11/03/2020	889
1,982	Jackson National Life Global Funding, 1.88%, 10/15/2018 (e)	1,987

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Insurance — continued
1,234	New York Life Global Funding, 2.00%, 04/13/2021 (e)	1,233

		4,109

	Total Financials	88,220

	Health Care — 0.5%
	Health Care Equipment & Supplies — 0.5%
5,000	Abbott Laboratories, 2.35%, 11/22/2019	5,044
857	Medtronic, Inc., 1.50%, 03/15/2018	857

	Total Health Care	5,901

	Industrials — 0.2%
	Road & Rail — 0.2%
2,210	Ryder System, Inc., 2.50%, 05/11/2020	2,237

	Information Technology — 1.7%
	IT Services — 0.3%
3,700	Western Union Co. (The), 3.60%, 03/15/2022	3,788

	Semiconductors & Semiconductor Equipment — 0.9%
2,064	Broadcom Corp., 2.38%, 01/15/2020 (e)	2,078
4,400	QUALCOMM, Inc., (USD 3 Month LIBOR + 0.45%), 1.77%, 05/20/2020 (aa)	4,424
2,753	Texas Instruments, Inc., 1.75%, 05/01/2020	2,756

		9,258

	Software — 0.3%
3,000	Oracle Corp., (USD 3 Month LIBOR + 0.58%), 1.88%, 01/15/2019 (aa)	3,022

	Technology Hardware, Storage & Peripherals — 0.2%
1,793	Apple, Inc., (USD 3 Month LIBOR + 0.25%), 1.56%, 05/03/2018 (aa)	1,796

	Total Information Technology	17,864

	Telecommunication Services — 0.1%
	Diversified Telecommunication Services — 0.1%
1,314	AT&T, Inc., 2.45%, 06/30/2020	1,325

	Utilities — 0.1%
	Independent Power and Renewable Electricity Producers — 0.1%
870	Exelon Generation Co. LLC, 2.95%, 01/15/2020	886

	Total Corporate Bonds (Cost $138,033)	139,223

Mortgage-Backed Securities — 4.0%
	FHLMC,
9	ARM, 1.85%, 12/01/2021 (z)	9
9	ARM, 2.63%, 06/01/2026 (z)	9

SEE NOTES TO FINANCIAL STATEMENTS.

200	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Mortgage-Backed Securities — continued
—	(h)	ARM, 2.73%, 05/01/2018 (z)	—	(h)
14		ARM, 2.77%, 10/01/2029 (z)	14
21		ARM, 2.78%, 12/01/2026 (z)	21
5		ARM, 2.81%, 07/01/2019 (z)	5
39		ARM, 2.82%, 01/01/2027 (z)	41
29		ARM, 2.86%, 02/01/2023 (z)	30
19		ARM, 2.90%, 11/01/2027 (z)	19
181		ARM, 2.97%, 01/01/2023 (z)	188
87		ARM, 3.02%, 12/01/2027 (z)	89
28		ARM, 3.02%, 04/01/2030 (z)	30
199		ARM, 3.07%, 04/01/2032 (z)	207
155		ARM, 3.10%, 12/01/2026 (z)	160
47		ARM, 3.13%, 01/01/2023 (z)	48
183		ARM, 3.16%, 07/01/2030 (z)	190
31		ARM, 3.16%, 07/01/2028 (z)	32
134		ARM, 3.17%, 08/01/2027 (z)	138
16		ARM, 3.18%, 01/01/2030 (z)	17
6		ARM, 3.20%, 12/01/2029 (z)	7
5		ARM, 3.25%, 06/01/2022 (z)	5
10		ARM, 3.46%, 04/01/2024 (z)	10
8		ARM, 3.60%, 06/01/2025 (z)	8
		FHLMC Gold Pools, 30 Year, Single Family,
3		7.50%, 05/01/2028	4
15		8.50%, 07/01/2028	18
8		9.00%, 02/01/2025	9
5,123		FHLMC Gold Pools, Other, 3.00%, 08/01/2028	5,283
		FNMA,
5,596		ARM, 2.01%, 12/01/2025 (z)	5,590
3		ARM, 2.46%, 04/01/2021 (z)	3
8		ARM, 2.47%, 11/01/2018 (z)	8
5		ARM, 2.48%, 12/01/2020 (z)	5
—	(h)	ARM, 2.49%, 06/01/2018 (z)	—	(h)
2		ARM, 2.70%, 11/01/2021 (z)	2
5		ARM, 2.76%, 05/01/2029 (z)	5
12		ARM, 2.83%, 04/01/2024 (z)	12
4		ARM, 2.86%, 07/01/2025 (z)	4
29		ARM, 2.90%, 05/01/2030 (z)	29
12		ARM, 2.90%, 01/01/2031 (z)	13
5		ARM, 2.92%, 07/01/2020 (z)	5
3		ARM, 2.93%, 05/01/2018 (z)	3
376		ARM, 2.95%, 05/01/2033 (z)	401
130		ARM, 2.95%, 09/01/2033 (z)	135
13		ARM, 3.04%, 09/01/2019 (z)	13

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

26	ARM, 3.06%, 03/01/2029 (z)	27
234	ARM, 3.07%, 01/01/2025 (z)	246
39	ARM, 3.08%, 11/01/2030 (z)	40
132	ARM, 3.12%, 02/01/2034 (z)	139
42	ARM, 3.12%, 12/01/2028 (z)	44
11	ARM, 3.15%, 03/01/2038 (z)	12
4	ARM, 3.18%, 06/01/2026 (z)	4
74	ARM, 3.20%, 08/01/2026 (z)	77
11	ARM, 3.50%, 07/01/2027 (z)	11
12	ARM, 3.50%, 11/01/2023 (z)	12
10	ARM, 6.00%, 01/01/2020 (z)	10
2,314	FNMA, 15 Year, Single Family, 4.00%, 02/01/2025	2,434
	FNMA, 20 Year, Single Family,
8,235	3.00%, 02/01/2033 - 07/01/2033	8,513
1,786	5.00%, 10/01/2023	1,950
	FNMA, 30 Year, FHA/VA,
15	7.00%, 03/01/2027	15
11	8.00%, 11/01/2027	12
13	8.50%, 10/01/2024	13
	FNMA, 30 Year, Single Family,
9,224	4.00%, 02/01/2045	9,904
2,275	5.00%, 12/01/2039	2,537
680	5.50%, 08/01/2040	754
569	6.00%, 04/01/2039	649
83	7.50%, 06/01/2023 - 10/01/2030	86
54	FNMA, Other, 12.00%, 11/01/2030	59
1,318	GNMA I, 15 Year, Single Family, 4.50%, 10/15/2024	1,403
	GNMA I, 30 Year, Single Family,
7	7.00%, 06/15/2024	7
11	8.00%, 10/15/2027	12
5	9.00%, 11/15/2024	5
32	9.50%, 07/15/2025	35
	GNMA II, 30 Year, Single Family,
16	7.25%, 08/20/2022	16
26	7.40%, 02/20/2022 - 03/20/2022	26
6	7.50%, 10/20/2023	7
11	7.85%, 12/20/2021	11
34	8.00%, 07/20/2025 - 08/20/2026	40

	Total Mortgage-Backed Securities (Cost $41,313)	41,929

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	201

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 9.1%
	Investment Company — 9.1%
96,440	JPMorgan Prime Money Market Fund, Institutional Class Shares, 1.18% (b) (l) (Cost $96,475)	96,469

	Total Investments — 100.0% (Cost $1,059,417)	1,060,058
	Other Assets in Excess of Liabilities — 0.0% (g)	154

	NET ASSETS — 100.0%	$1,060,212

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

202	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 14.0%
	ABFC Trust,
673	Series 2005-AQ1, Class A4, SUB, 4.79%, 01/25/2034 (bb)	691
79	Series 2005-WF1, Class A2C, 1.85%, 12/25/2034 (z) (bb)	79
	Ajax Mortgage Loan Trust,
3,187	Series 2016-2, Class A, SUB, 4.12%, 10/25/2056 (e) (bb)	3,180
2,250	Series 2017-A, Class A, SUB, 3.47%, 04/25/2057 (e) (bb)	2,254
	American Homes 4 Rent,
1,915	Series 2015-SFR1, Class A, 3.47%, 04/17/2052 (e) (bb)	2,009
4,390	Series 2015-SFR1, Class D, 4.41%, 04/17/2052 (e) (bb)	4,657
3,030	Series 2015-SFR1, Class E, 5.64%, 04/17/2052 (e) (bb)	3,346
	American Homes 4 Rent Trust,
3,271	Series 2014-SFR2, Class A, 3.79%, 10/17/2036 (e) (bb)	3,468
4,085	Series 2014-SFR2, Class D, 5.15%, 10/17/2036 (e) (bb)	4,530
1,500	Series 2014-SFR2, Class E, 6.23%, 10/17/2036 (e)	1,705
8,013	Series 2014-SFR3, Class A, 3.68%, 12/17/2036 (e)	8,507
5,850	Series 2014-SFR3, Class B, 4.20%, 12/17/2036 (e) (bb)	6,297
1,570	Series 2014-SFR3, Class C, 4.60%, 12/17/2036 (e)	1,704
3,650	Series 2014-SFR3, Class D, 5.04%, 12/17/2036 (e) (bb)	4,028
3,172	Series 2014-SFR3, Class E, 6.42%, 12/17/2036 (e) (bb)	3,650
1,938	Series 2015-SFR2, Class A, 3.73%, 10/17/2045 (e) (bb)	2,067
3,100	Series 2015-SFR2, Class D, 5.04%, 10/17/2045 (e) (bb)	3,429
3,600	Series 2015-SFR2, Class E, 6.07%, 10/17/2045 (e) (bb)	4,095
	AMSR Trust,
6,652	Series 2016-SFR1, Class D, 3.63%, 11/17/2033 (e) (z) (bb)	6,744
4,270	Series 2016-SFR1, Class E, 4.38%, 11/17/2033 (e) (z) (bb)	4,336
4,271	Series 2016-SFR1, Class F, 5.13%, 11/17/2033 (e) (z) (bb)	4,378
	Anchor Assets IX LLC,
8,650	Series 2016-1, Class A, 5.13%, 02/15/2020 (e) (bb)	8,650

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

5,725	Series 2016-1, Class B, 6.25%, 02/15/2020 (e) (bb)	5,725
	B2R Mortgage Trust,
5,026	Series 2015-1, Class A1, 2.52%, 05/15/2048 (e)	5,024
3,766	Series 2015-2, Class A, 3.34%, 11/15/2048 (e)	3,824
2,906	Series 2016-1, Class A, 2.57%, 06/15/2049 (e)	2,905
2,000	Series 2016-1, Class B, 3.87%, 06/15/2049 (e) (bb)	2,020
1,536	Banc of America Funding Corp., Series 2012-R6, Class 1A1, 3.00%, 10/26/2039 (e) (bb)	1,518
82	Bear Stearns Asset-Backed Securities Trust, Series 2006-SD1, Class A, 1.60%, 04/25/2036 (z) (bb)	81
690	BXG Receivables Note Trust, Series 2012-A, Class A, 2.66%, 12/02/2027 (e)	684
1,379	CAM Mortgage Trust, Series 2016-2, Class A1, SUB, 3.25%, 06/15/2057 (e) (bb)	1,381
3,987	Camillo Issuer LLC, Series 2016-SFR, Class 1A1, 5.00%, 12/05/2023 (bb)	3,978
	Chase Funding Trust,
1,404	Series 2002-3, Class 1A5, SUB, 5.91%, 06/25/2032 (bb)	1,376
636	Series 2003-4, Class 1A5, SUB, 5.29%, 05/25/2033 (bb)	646
521	Series 2003-6, Class 1A7, SUB, 5.09%, 11/25/2034 (bb)	532
38	Citigroup Global Markets Mortgage Securities VII, Inc., Series 2003-UP1, Class A, SUB, 3.95%, 04/25/2032 (e) (bb)	38
	Citigroup Mortgage Loan Trust, Inc.,
57	Series 2003-HE3, Class A, 1.61%, 12/25/2033 (z)	57
202	Series 2004-HE1, Class A, 1.56%, 09/25/2033 (e) (z) (bb)	201
	Colony American Finance Ltd., (Cayman Islands),
1,568	Series 2016-1, Class A, 2.54%, 06/15/2048 (e)	1,567
2,137	Series 2016-2, Class A, 2.55%, 11/15/2048 (e)	2,110
	FirstKey Lending Trust,
5,389	Series 2015-SFR1, Class A, 2.55%, 03/09/2047 (e)	5,394
1,442	Series 2015-SFR1, Class B, 3.42%, 03/09/2047 (e) (bb)	1,456

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	203

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
119	FNMA REMIC Trust, Series 2001-W4, Class AF6, SUB, 5.61%, 01/25/2032	128
2,611	Golden Bear LLC, Series 2016-R, Class R, 5.65%, 09/20/2047 (e)	2,657
694	Goodgreen Trust, Series 2017-1A, Class A, 3.74%, 10/15/2052 (e)	716
1,554	Green Tree Agency Advance Funding Trust I, Series 2016-T1, Class DT1, 4.06%, 10/15/2048 (e) (bb)	1,546
	HERO Funding II, (Cayman Islands),
3,479	Series 2016-3B, Class B, 5.24%, 09/20/2042 (e) (bb)	3,553
3,848	Series 2016-4B, Class B, 5.75%, 09/20/2047 (e)	3,893
	HERO Funding Trust,
3,321	Series 2016-2A, Class A, 3.75%, 09/20/2041 (e)	3,438
2,144	Series 2016-3A, Class A1, 3.08%, 09/20/2042 (e)	2,153
6,041	Series 2016-4A, Class A1, 3.57%, 09/20/2047 (e)	6,217
6,041	Series 2016-4A, Class A2, 4.29%, 09/20/2047 (e)	6,403
2,515	Series 2017-1A, Class A2, 4.46%, 09/20/2047 (e)	2,648
3,769	Series 2017-2A, Class A1, 3.28%, 09/20/2048 (e)	3,836
1,883	Hero Residual Funding, (Cayman Islands), Series 2016-1R, Class A1, 4.50%, 09/21/2042 (e)	1,896
127	Home Equity Mortgage Loan Asset-Backed Trust, Series 2006-A, Class A3, 1.43%, 03/25/2036 (z) (bb)	119
69	HSBC Home Equity Loan Trust USA, Series 2007-3, Class APT, 2.43%, 11/20/2036 (z) (bb)	69
	KGS-Alpha SBA COOF Trust,
3,066	Series 2012-3, Class A, IO, 1.34%, 09/25/2026 (e) (z) (bb)	49
17,838	Series 2012-4, Class A, IO, 0.97%, 09/25/2037 (e) (z) (bb)	523
11,576	Series 2012-6, Class A, IO, 0.58%, 05/25/2039 (e) (z) (bb)	186
3,712	Series 2015-2, Class A, IO, 2.58%, 07/25/2041 (e) (z)	402
	Long Beach Mortgage Loan Trust,
1,212	Series 2004-1, Class M1, 1.98%, 02/25/2034 (z) (bb)	1,208
113	Series 2006-WL2, Class 2A3, 1.43%, 01/25/2036 (z) (bb)	112

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	LV Tower 52 Issuer,
4,068	Series 2013-1, Class A, 5.75%, 02/15/2023 (e) (bb)	4,074
1,600	Series 2013-1, Class M, 7.75%, 02/15/2023 (e) (bb)	1,608
91,829	Madison Avenue Manufactured Housing Contract Trust, Series 2002-A, Class IO, IO, 0.30%, 03/25/2032 (bb)	688
2,058	Mid-State Capital Corp. Trust, Series 2006-1, Class M1, 6.08%, 10/15/2040 (e) (bb)	2,314
	Mid-State Capital Trust,
899	Series 2010-1, Class A, 3.50%, 12/15/2045 (e)	917
1,386	Series 2010-1, Class M, 5.25%, 12/15/2045 (e) (bb)	1,455
	Nationstar HECM Loan Trust,
335	Series 2016-2A, Class A, 2.24%, 06/25/2026 (e) (z)	337
4,701	Series 2016-2A, Class M1, 3.60%, 06/25/2026 (e) (z)	4,803
1,152	Series 2016-3A, Class A, 2.01%, 08/25/2026 (e)	1,163
498	Series 2016-3A, Class M1, 3.15%, 08/25/2026 (e) (bb)	497
419	New Century Home Equity Loan Trust, Series 2003-5, Class AI6, SUB, 5.13%, 11/25/2033 (bb)	422
6,106	New Residential Advance Receivables Trust Advance Receivables Backed Notes, Series 2016-T2, Class DT2, 4.01%, 10/15/2049 (e) (bb)	6,109
	NRPL Trust,
1,181	Series 2015-1A, Class A1, SUB, 3.88%, 11/01/2054 (e)	1,180
1,000	Series 2015-1A, Class A2, SUB, 3.88%, 11/01/2054 (e)	1,003
3,301	Series 2015-2A, Class A1, SUB, 3.75%, 10/25/2057 (e) (bb)	3,306
1,000	Series 2015-2A, Class A2, SUB, 3.75%, 10/25/2057 (e) (bb)	999
1,048	NRZ Advance Receivables Trust Advance Receivables Backed, Series 2016-T1, Class BT1, 3.29%, 06/15/2049 (e)	1,052
	Ocwen Master Advance Receivables Trust,
3,668	Series 2015-T3, Class AT3, 3.21%, 11/15/2047 (e)	3,663
609	Series 2015-T3, Class CT3, 4.20%, 11/15/2047 (e) (bb)	609
1,250	Series 2015-T3, Class DT3, 4.69%, 11/15/2047 (e) (bb)	1,250

SEE NOTES TO FINANCIAL STATEMENTS.

204	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
3,600	Series 2016-T1, Class AT1, 2.52%, 08/17/2048 (e)	3,595
1,522	Series 2016-T2, Class BT2, 3.26%, 08/16/2049 (e) (bb)	1,525
3,025	Series 2016-T2, Class DT2, 4.45%, 08/16/2049 (e) (bb)	2,966
	Progress Residential Trust,
7,198	Series 2015-SFR2, Class A, 2.74%, 06/12/2032 (e)	7,268
1,761	Series 2015-SFR2, Class B, 3.14%, 06/12/2032 (e) (bb)	1,783
3,745	Series 2015-SFR2, Class C, 3.44%, 06/12/2032 (e) (bb)	3,796
6,000	Series 2015-SFR2, Class D, 3.68%, 06/12/2032 (e) (bb)	6,097
2,070	Series 2015-SFR2, Class E, 4.43%, 06/12/2032 (e) (bb)	2,113
5,840	Series 2015-SFR3, Class A, 3.07%, 11/12/2032 (e) (bb)	5,958
2,000	Series 2015-SFR3, Class C, 4.33%, 11/12/2032 (e)	2,083
2,093	Series 2015-SFR3, Class D, 4.67%, 11/12/2032 (e) (bb)	2,192
4,350	Series 2015-SFR3, Class E, 5.66%, 11/12/2032 (e)	4,611
4,098	Series 2016-SFR1, Class E, 5.08%, 09/17/2033 (e) (z) (bb)	4,244
	RAMP Trust,
4	Series 2004-RS8, Class AI6, SUB, 4.98%, 08/25/2034 (bb)	4
22	Series 2006-RZ1, Class A3, 1.53%, 03/25/2036 (z) (bb)	22
3,731	RCO Trust, Series 2016-SFR1, Class M1, 4.50%, 11/25/2051 (e) (z) (bb)	3,732
481	Renaissance Home Equity Loan Trust, Series 2007-2, Class AF2, SUB, 5.68%, 06/25/2037 (bb)	238
	Renew Financial Group LLC, (Cayman Islands),
987	Series 2017-1A, Class A, 3.67%, 09/20/2052 (e)	1,009
2,640	Series 2017-1A, Class B, 5.75%, 09/20/2052 (e)	2,677
4,945	Rice Park Financing Trust, Series 2016-A, Class A, 4.63%, 10/31/2041 (e) (bb)	4,945
166	Saxon Asset Securities Trust, Series 2003-1, Class AF6, SUB, 4.79%, 06/25/2033 (bb)	167
90	Securitized Asset-Backed Receivables LLC Trust, Series 2006-CB1, Class AF2, SUB, 3.42%, 01/25/2036 (bb)	79

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

3,159	SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes, Series 2016-T1, Class DT1, 3.88%, 11/16/2048 (e) (bb)	3,139
	Structured Asset Securities Corp. Pass-Through Certificates,
302	Series 2002-AL1, Class A2, 3.45%, 02/25/2032 (bb)	301
682	Series 2002-AL1, Class A3, 3.45%, 02/25/2032 (bb)	670
1,247	Tricon American Homes Trust, Series 2016-SFR1, Class C, 3.49%, 11/17/2033 (e) (bb)	1,268
	US Residential Opportunity Fund III Trust,
1,154	Series 2016-1III, Class A, SUB, 3.47%, 07/27/2036 (e)	1,161
7,172	Series 2016-2III, Class A, SUB, 3.47%, 08/27/2036 (e)	7,145
2,750	VM DEBT LLC, Series 2017-1, Class A, 6.50%, 10/02/2024 (e) (bb)	2,750
44	VML LLC, Series 2014-NPL1, Class A1, SUB, 3.88%, 04/27/2054 (e)	44
3,864	VOLT LI LLC, Series 2016-NP11, Class A1, SUB, 3.50%, 10/25/2046 (e) (bb)	3,883
1,684	VOLT LIII LLC, Series 2016-NP13, Class A1, SUB, 3.88%, 12/26/2046 (e) (bb)	1,692
1,342	VOLT LIV LLC, Series 2017-NPL1, Class A1, SUB, 3.62%, 02/25/2047 (e) (bb)	1,349
1,063	VOLT LIX LLC, Series 2017-NPL6, Class A1, SUB, 3.25%, 05/25/2047 (e) (bb)	1,068
1,896	VOLT LVIII LLC, Series 2017-NPL5, Class A1, SUB, 3.38%, 05/28/2047 (e) (bb)	1,910
2,037	VOLT LXI LLC, Series 2017-NPL8, Class A1, SUB, 3.13%, 06/25/2047 (e) (bb)	2,048
	VOLT XIX LLC,
220	Series 2014-NP11, Class A1, SUB, 3.88%, 04/25/2055 (e) (bb)	220
400	Series 2014-NP11, Class A2, 5.00%, 04/25/2055 (e) (bb)	401
704	VOLT XL LLC, Series 2015-NP14, Class A1, SUB, 4.37%, 11/27/2045 (e) (bb)	706
	VOLT XXII LLC,
365	Series 2015-NPL4, Class A1, SUB, 3.50%, 02/25/2055 (e) (bb)	367
582	Series 2015-NPL4, Class A2, SUB, 4.25%, 02/25/2055 (e) (bb)	583
650	VOLT XXIV LLC, Series 2015-NPL6, Class A1, SUB, 3.50%, 02/25/2055 (e) (bb)	654
3,897	VOLT XXV LLC, Series 2015-NPL8, Class A1, SUB, 3.50%, 06/26/2045 (e)	3,905

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	205

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
1,003	VOLT XXXIII LLC, Series 2015-NPL5, Class A1, SUB, 3.50%, 03/25/2055 (e) (bb)	1,006
	Westgate Resorts LLC,
136	Series 2015-1A, Class A, 2.75%, 05/20/2027 (e)	136
2,567	Series 2015-2A, Class A, 3.20%, 07/20/2028 (e)	2,583
2,785	Series 2015-2A, Class B, 4.00%, 07/20/2028 (e)	2,807
5,345	Series 2016-1A, Class B, 4.50%, 12/20/2028 (e)	5,416

	Total Asset-Backed Securities (Cost $305,621)	311,838

Collateralized Mortgage Obligations — 28.3%
1,350	Access PT Funding Trust, Series 2016-1, 6.25%, 02/16/2021 (bb)	1,351
777	Ajax Mortgage Loan Trust, Series 2015-B, Class A, SUB, 3.88%, 07/25/2060 (e)	776
	Alternative Loan Trust,
345	Series 2002-11, Class M, 6.50%, 10/25/2032 (bb)	334
1,176	Series 2004-2CB, Class 1A9, 5.75%, 03/25/2034	1,172
15	Series 2004-J3, Class 4A1, 4.75%, 04/25/2019	15
661	Series 2005-1CB, Class 1A6, IF, IO, 5.87%, 03/25/2035 (z) (bb)	131
3,481	Series 2005-20CB, Class 3A8, IF, IO, 3.52%, 07/25/2035 (z) (bb)	489
2,674	Series 2005-22T1, Class A2, IF, IO, 3.84%, 06/25/2035 (z) (bb)	393
111	Series 2005-28CB, Class 3A5, 6.00%, 08/25/2035	89
4,901	Series 2005-37T1, Class A2, IF, IO, 3.82%, 09/25/2035 (z) (bb)	744
752	Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	703
4,459	Series 2005-54CB, Class 1A2, IF, IO, 3.62%, 11/25/2035 (z) (bb)	609
22	Series 2005-54CB, Class 1A7, 5.50%, 11/25/2035	22
469	Series 2005-57CB, Class 3A2, IF, IO, 3.87%, 12/25/2035 (z) (bb)	65
367	Series 2005-64CB, Class 1A9, 5.50%, 12/25/2035	361
428	Series 2005-86CB, Class A11, 5.50%, 02/25/2036	370
705	Series 2005-J1, Class 1A4, IF, IO, 3.87%, 02/25/2035 (z) (bb)	25

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

13,464	Series 2006-7CB, Class 1A2, IF, IO, 4.07%, 05/25/2036 (z) (bb)	2,819
507	Series 2006-26CB, Class A9, 6.50%, 09/25/2036	431
69	American General Mortgage Loan Trust, Series 2006-1, Class A5, 5.75%, 12/25/2035 (e) (z)	71
	Angel Oak Mortgage Trust LLC,
349	Series 2015-1, Class A, SUB, 4.50%, 11/25/2045 (e)	349
1,333	Series 2015-1, Class M, SUB, 5.50%, 11/25/2045 (e) (bb)	1,332
974	Series 2017-1, Class A3, 3.64%, 01/25/2047 (e) (z)	989
	ASG Resecuritization Trust,
401	Series 2009-3, Class A65, 2.81%, 03/26/2037 (e) (z)	403
382	Series 2011-1, Class 2A35, 6.00%, 09/28/2036 (e)	317
501	Series 2011-1, Class 3A50, 3.54%, 11/28/2035 (e) (z)	499
	Banc of America Alternative Loan Trust,
1,374	Series 2005-1, Class CBIO, IO, 5.50%, 02/25/2035 (bb)	265
1,189	Series 2005-12, Class CBIO, IO, 5.75%, 01/25/2036 (bb)	215
	Banc of America Funding Trust,
98	Series 2004-1, Class PO, PO, 03/25/2034 (bb)	82
276	Series 2004-3, Class 1A1, 5.50%, 10/25/2034	283
321	Series 2004-C, Class 1A1, 3.23%, 12/20/2034 (z)	321
392	Series 2005-1, Class 30IO, IO, 5.50%, 02/25/2035 (bb)	70
57	Series 2005-4, Class 30PO, PO, 08/25/2035 (z) (bb)	51
268	Series 2005-6, Class 2A7, 5.50%, 10/25/2035	261
29	Series 2005-7, Class 30PO, PO, 11/25/2035 (bb)	24
128	Series 2005-8, Class 30PO, PO, 01/25/2036 (z) (bb)	102
737	Series 2005-E, Class 4A1, 3.27%, 03/20/2035 (z)	750
	Banc of America Mortgage Trust,
151	Series 2003-C, Class 3A1, 3.75%, 04/25/2033 (z)	153
476	Series 2003-J, Class 3A2, 3.75%, 11/25/2033 (z)	478
18	Series 2004-9, Class 3A1, 6.50%, 09/25/2032	19

SEE NOTES TO FINANCIAL STATEMENTS.

206	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
330	Series 2004-C, Class 2A2, 3.73%, 04/25/2034 (z)	332
376	Series 2004-J, Class 3A1, 3.66%, 11/25/2034 (z)	376
	BCAP LLC Trust,
233	Series 2009-RR5, Class 8A1, 5.50%, 11/26/2034 (e) (z)	237
2,179	Series 2010-RR7, Class 2A1, 3.21%, 07/26/2045 (e) (z)	2,157
45	Series 2010-RR12, Class 2A5, 3.41%, 01/26/2036 (e) (z)	44
21	Series 2011-RR4, Class 6A3, 5.00%, 08/26/2037 (e) (z)	21
107	Series 2012-RR1, Class 5A1, 7.27%, 07/26/2037 (e) (z)	108
1,027	Series 2012-RR10, Class 1A1, 1.46%, 02/26/2037 (e) (z)	1,024
166	Bear Stearns ALT-A Trust, Series 2005-2, Class 1A1, 1.73%, 03/25/2035 (z)	165
	Bear Stearns ARM Trust,
228	Series 2003-4, Class 3A1, 3.55%, 07/25/2033 (z)	229
133	Series 2003-7, Class 3A, 3.32%, 10/25/2033 (z)	133
373	Series 2004-1, Class 12A1, 3.62%, 04/25/2034 (z)	375
156	Series 2004-2, Class 14A, 3.72%, 05/25/2034 (z)	158
664	Series 2005-5, Class A1, 3.28%, 08/25/2035 (z)	674
1,011	Series 2006-1, Class A1, 2.91%, 02/25/2036 (z)	1,012
461	Bear Stearns Asset-Backed Securities Trust, Series 2003-AC5, Class A1, SUB, 5.75%, 10/25/2033	474
64	Cendant Mortgage Capital CDMC Mortgage Pass-Through Certificates, Series 2003-9, Class 1P, PO, 11/25/2033 (bb)	59
	Chase Mortgage Finance Trust,
1,997	Series 2007-A1, Class 1A3, 3.51%, 02/25/2037 (z)	1,990
169	Series 2007-A1, Class 2A1, 3.69%, 02/25/2037 (z)	171
176	Series 2007-A1, Class 7A1, 3.60%, 02/25/2037 (z)	176
584	Series 2007-A1, Class 9A1, 3.54%, 02/25/2037 (z)	581
478	Series 2007-A2, Class 2A1, 3.35%, 07/25/2037 (z)	485

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	CHL Mortgage Pass-Through Trust,
217	Series 2004-3, Class A26, 5.50%, 04/25/2034	221
37	Series 2004-3, Class PO, PO, 04/25/2034 (bb)	33
641	Series 2004-5, Class 1A4, 5.50%, 06/25/2034	650
85	Series 2004-7, Class 2A1, 3.52%, 06/25/2034 (z)	84
379	Series 2004-13, Class 1A4, 5.50%, 08/25/2034	389
114	Series 2004-HYB1, Class 2A, 3.22%, 05/20/2034 (z)	109
591	Series 2004-HYB3, Class 2A, 3.22%, 06/20/2034 (z)	572
347	Series 2004-HYB6, Class A3, 3.21%, 11/20/2034 (z)	350
21	Series 2004-J8, Class 1A2, 4.75%, 11/25/2019	21
188	Series 2005-16, Class A23, 5.50%, 09/25/2035	186
981	Series 2005-22, Class 2A1, 3.22%, 11/25/2035 (z)	874
2,654	Series 2007-4, Class 1A52, IF, IO, 4.17%, 05/25/2037 (z) (bb)	473
56	Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust, Series 2005-6, Class APO, PO, 09/25/2035 (bb)	50
	Citigroup Global Markets Mortgage Securities VII, Inc.,
326	Series 2003-HYB1, Class A, 3.24%, 09/25/2033 (z)	329
1	Series 2003-UP2, Class PO1, PO, 12/25/2018 (bb)	1
	Citigroup Mortgage Loan Trust,
198	Series 2009-8, Class 4A1, 6.00%, 11/25/2036 (e)	199
528	Series 2009-10, Class 1A1, 3.09%, 09/25/2033 (e) (z)	535
336	Series 2009-10, Class 2A1A, 7.00%, 12/25/2035 (e) (z)	343
195	Series 2009-11, Class 3A1, 5.75%, 05/25/2037 (e) (z)	195
713	Series 2015-A, Class B2, 4.50%, 06/25/2058 (e) (z)	707
	Citigroup Mortgage Loan Trust, Inc.,
92	Series 2003-1, Class 2A5, 5.25%, 10/25/2033	93
50	Series 2003-1, Class PO3, PO, 09/25/2033 (bb)	46
10	Series 2003-1, Class WA2, 6.50%, 06/25/2031 (bb)	10

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	207

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
8	Series 2003-1, Class WPO2, PO, 06/25/2031 (bb)	8
18	Series 2003-UP3, Class A3, 7.00%, 09/25/2033	18
29	Series 2003-UST1, Class A1, 5.50%, 12/25/2018	29
6	Series 2003-UST1, Class PO1, PO, 12/25/2018 (bb)	6
1	Series 2003-UST1, Class PO3, PO, 12/25/2018 (bb)	1
185	Series 2004-UST1, Class A3, 3.15%, 08/25/2034 (z)	186
157	Series 2004-UST1, Class A6, 3.23%, 08/25/2034 (z)	154
183	Series 2005-1, Class 2A1A, 3.07%, 02/25/2035 (z)	159
464	Series 2005-2, Class 2A11, 5.50%, 05/25/2035	474
564	Series 2005-5, Class 1A2, 4.07%, 08/25/2035 (z)	477
1,618	Conix Mortgage Asset Trust, Series 2013-1, Class A12/25/2047 (d) (z) (bb)	174
	Credit Suisse First Boston Mortgage Securities Corp.,
684	Series 2003-1, Class DB1, 6.71%, 02/25/2033 (z)	694
198	Series 2003-21, Class 1A4, 5.25%, 09/25/2033	203
667	Series 2003-27, Class 5A3, 5.25%, 11/25/2033	675
361	Series 2003-27, Class 5A4, 5.25%, 11/25/2033	365
399	Series 2003-29, Class 1A1, 6.50%, 12/25/2033	422
280	Series 2003-29, Class 5A1, 7.00%, 12/25/2033	301
522	Series 2003-AR15, Class 3A1, 3.73%, 06/25/2033 (z)	524
337	Series 2004-4, Class 2A4, 5.50%, 09/25/2034	352
147	Series 2004-5, Class 3A1, 5.25%, 08/25/2019	148
405	Series 2004-8, Class 1A4, 5.50%, 12/25/2034	423
946	Series 2004-AR2, Class 2A1, 3.49%, 03/25/2034 (z)	968
1,197	Series 2005-4, Class 2X, IO, 5.50%, 06/25/2035 (z) (bb)	211
853	Series 2005-9, Class DX, IO, 5.50%, 10/25/2035 (bb)	17

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

4		Credit Suisse Mortgage Capital Certificates, Series 2009-3R, Class 19A3, 6.00%, 01/27/2038 (e)	4
1,377		CSMC, Series 2010-11R, Class A6, 2.23%, 06/28/2047 (e) (z)	1,374
152		Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-1, Class 2A1, 5.72%, 02/25/2020 (z)	153
		FHLMC REMIC,
1		Series 22, Class C, 9.50%, 04/15/2020	1
2		Series 23, Class F, 9.60%, 04/15/2020	2
1		Series 30, Class D, 9.50%, 02/15/2020	1
—	(h)	Series 47, Class F, 10.00%, 06/15/2020	—	(h)
—	(h)	Series 77, Class H, 8.50%, 09/15/2020	—	(h)
—	(h)	Series 81, Class A, 8.13%, 11/15/2020	—	(h)
1		Series 84, Class F, 9.20%, 10/15/2020	1
1		Series 99, Class Z, 9.50%, 01/15/2021	1
—	(h)	Series 180, Class J, HB, 1,010.00%, 09/15/2021	—	(h)
—	(h)	Series 186, Class I, HB, 1,009.50%, 08/15/2021	—	(h)
—	(h)	Series 189, Class K, HB, 1,009.50%, 10/15/2021	—	(h)
—	(h)	Series 204, Class E, HB, IF, 1,644.59%, 05/15/2023 (z)	—	(h)
—	(h)	Series 1045, Class G, HB, 1,066.21%, 02/15/2021	—	(h)
1		Series 1065, Class J, 9.00%, 04/15/2021	1
1		Series 1079, Class S, HB, IF, 29.83%, 05/15/2021 (z)	2
—	(h)	Series 1082, Class D, HB, 1,007.78%, 05/15/2021	—	(h)
1		Series 1084, Class F, 2.18%, 05/15/2021 (z)	1
—	(h)	Series 1084, Class S, HB, IF, 39.71%, 05/15/2021 (z)	—	(h)
2		Series 1133, Class H, 7.00%, 09/15/2021	2
5		Series 1144, Class KB, 8.50%, 09/15/2021	6
—	(h)	Series 1172, Class L, HB, 1,181.25%, 11/15/2021 (z)	—	(h)
—	(h)	Series 1196, Class B, HB, IF, 1,104.54%, 01/15/2022 (z)	—	(h)
12		Series 1343, Class LA, 8.00%, 08/15/2022	13
6		Series 1343, Class LB, 7.50%, 08/15/2022	7
17		Series 1374, Class Z, 7.00%, 10/15/2022	19
5		Series 1395, Class G, 6.00%, 10/15/2022	5
42		Series 1401, Class J, 7.00%, 10/15/2022	45
72		Series 1466, Class PZ, 7.50%, 02/15/2023	79

SEE NOTES TO FINANCIAL STATEMENTS.

208	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
2	Series 1470, Class F, 1.66%, 02/15/2023 (z)	2
2	Series 1505, Class QB, IF, 17.90%, 05/15/2023 (z)	3
20	Series 1518, Class G, IF, 7.84%, 05/15/2023 (z)	22
11	Series 1526, Class L, 6.50%, 06/15/2023	12
22	Series 1541, Class O, 1.57%, 07/15/2023 (z)	22
206	Series 1552, Class IA, IF, 17.07%, 08/15/2023 (z)	271
6	Series 1570, Class F, 2.16%, 08/15/2023 (z)	6
14	Series 1570, Class SA, HB, IF, 24.10%, 08/15/2023 (z)	19
56	Series 1578, Class K, 6.90%, 09/15/2023	61
6	Series 1578, Class V, IO, 7.00%, 09/15/2023	1
115	Series 1591, Class PV, 6.25%, 10/15/2023	125
15	Series 1602, Class SA, IF, 18.76%, 10/15/2023 (z)	21
145	Series 1628, Class LZ, 6.50%, 12/15/2023	156
149	Series 1638, Class H, 6.50%, 12/15/2023	161
93	Series 1644, Class K, 6.75%, 12/15/2023	100
173	Series 1658, Class GZ, 7.00%, 01/15/2024	190
6	Series 1671, Class QC, IF, 10.00%, 02/15/2024 (z)	8
83	Series 1677, Class Z, 7.50%, 07/15/2023	92
4	Series 1686, Class SH, IF, 16.48%, 02/15/2024 (z)	6
74	Series 1695, Class EB, 7.00%, 03/15/2024	81
9	Series 1699, Class FC, 1.83%, 03/15/2024 (z)	10
20	Series 1745, Class D, 7.50%, 08/15/2024	22
256	Series 1760, Class ZD, 1.77%, 02/15/2024 (z)	255
29	Series 1798, Class F, 5.00%, 05/15/2023	31
1	Series 1807, Class G, 9.00%, 10/15/2020	1
237	Series 1813, Class I, PO, 11/15/2023	226
916	Series 1813, Class J, IF, IO, 4.75%, 11/15/2023 (z)	84
45	Series 1829, Class ZB, 6.50%, 03/15/2026	49
87	Series 1863, Class Z, 6.50%, 07/15/2026	96
6	Series 1865, Class D, PO, 02/15/2024	6
41	Series 1899, Class ZE, 8.00%, 09/15/2026	48
36	Series 1963, Class Z, 7.50%, 01/15/2027	41
12	Series 1985, Class PR, IO, 8.00%, 07/15/2027	2

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

16	Series 1987, Class PE, 7.50%, 09/15/2027	18
109	Series 2033, Class J, 5.60%, 06/15/2023	116
6	Series 2033, Class SN, HB, IF, 28.48%, 03/15/2024 (z)	2
9	Series 2038, Class PN, IO, 7.00%, 03/15/2028	2
87	Series 2040, Class PE, 7.50%, 03/15/2028	101
7	Series 2042, Class T, 7.00%, 03/15/2028	8
30	Series 2060, Class Z, 6.50%, 05/15/2028	34
68	Series 2061, Class DC, IO, 6.50%, 06/15/2028	8
6,466	Series 2065, Class PX, IO, 0.75%, 08/17/2027	128
185	Series 2075, Class PH, 6.50%, 08/15/2028	207
29	Series 2086, Class GB, 6.00%, 09/15/2028	32
14	Series 2089, Class PJ, IO, 7.00%, 10/15/2028	2
124	Series 2110, Class PG, 6.00%, 01/15/2029	140
168	Series 2111, Class SB, IF, IO, 6.27%, 01/15/2029 (z)	26
44	Series 2125, Class JZ, 6.00%, 02/15/2029	49
105	Series 2130, Class QS, 6.00%, 03/15/2029	117
19	Series 2132, Class SB, HB, IF, 25.21%, 03/15/2029 (z)	32
29	Series 2132, Class ZL, 6.50%, 03/15/2029	32
4	Series 2141, Class IO, IO, 7.00%, 04/15/2029	—	(h)
14	Series 2163, Class PC, IO, 7.50%, 06/15/2029	2
28	Series 2178, Class PB, 7.00%, 08/15/2029	32
45	Series 2201, Class C, 8.00%, 11/15/2029	52
4	Series 2204, Class GB, 8.00%, 12/20/2029 (z) (bb)	4
163	Series 2209, Class TC, 8.00%, 01/15/2030	194
89	Series 2210, Class Z, 8.00%, 01/15/2030	107
24	Series 2224, Class CB, 8.00%, 03/15/2030	28
20	Series 2247, Class Z, 7.50%, 08/15/2030	22
159	Series 2254, Class Z, 9.00%, 09/15/2030	196
98	Series 2256, Class MC, 7.25%, 09/15/2030	115
105	Series 2259, Class ZM, 7.00%, 10/15/2030	122
130	Series 2271, Class PC, 7.25%, 12/15/2030	151
45	Series 2283, Class K, 6.50%, 12/15/2023	49
38	Series 2296, Class PD, 7.00%, 03/15/2031	43
591	Series 2303, Class ZD, 7.00%, 04/15/2031	690
265	Series 2303, Class ZN, 8.50%, 04/15/2029	307
14	Series 2306, Class K, PO, 05/15/2024	14
36	Series 2306, Class SE, IF, IO, 8.33%, 05/15/2024 (z)	7

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	209

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
253	Series 2344, Class ZD, 6.50%, 08/15/2031	295
24	Series 2344, Class ZJ, 6.50%, 08/15/2031	27
17	Series 2345, Class NE, 6.50%, 08/15/2031	20
18	Series 2347, Class VP, 6.50%, 03/15/2020	19
92	Series 2359, Class ZB, 8.50%, 06/15/2031	108
346	Series 2367, Class ZK, 6.00%, 10/15/2031	392
8	Series 2368, Class AS, IF, 17.74%, 10/15/2031 (z)	10
20	Series 2372, Class F, 1.73%, 10/15/2031 (z)	20
20	Series 2383, Class FD, 1.73%, 11/15/2031 (z)	20
32	Series 2388, Class UZ, 8.50%, 06/15/2031	37
291	Series 2399, Class TH, 6.50%, 01/15/2032	333
61	Series 2410, Class OE, 6.38%, 02/15/2032	67
63	Series 2410, Class QS, IF, 16.31%, 02/15/2032 (z)	95
49	Series 2410, Class QX, IF, IO, 7.42%, 02/15/2032 (z)	13
77	Series 2423, Class MC, 7.00%, 03/15/2032	89
90	Series 2423, Class MT, 7.00%, 03/15/2032	105
955	Series 2431, Class F, 1.73%, 03/15/2032 (z)	959
141	Series 2433, Class SA, IF, 17.74%, 02/15/2032 (z)	185
102	Series 2434, Class TC, 7.00%, 04/15/2032	117
150	Series 2436, Class MC, 7.00%, 04/15/2032	171
56	Series 2444, Class ES, IF, IO, 6.72%, 03/15/2032 (z)	13
67	Series 2450, Class GZ, 7.00%, 05/15/2032	78
64	Series 2450, Class SW, IF, IO, 6.77%, 03/15/2032 (z)	14
104	Series 2462, Class NB, 6.50%, 06/15/2022	111
223	Series 2464, Class FE, 2.23%, 03/15/2032 (z)	229
17	Series 2470, Class SL, IF, 9.00%, 01/15/2027 (z)	18
673	Series 2494, Class SX, IF, IO, 5.77%, 02/15/2032 (z)	117
213	Series 2513, Class ZC, 5.50%, 10/15/2032	238
142	Series 2517, Class Z, 5.50%, 10/15/2032	152
52	Series 2535, Class BK, 5.50%, 12/15/2022	55
11	Series 2549, Class ZG, 5.00%, 01/15/2018	11
1,250	Series 2552, Class FP, 2.23%, 01/15/2033 (z)	1,279
792	Series 2557, Class HL, 5.30%, 01/15/2033	873
35	Series 2571, Class SK, HB, IF, 29.21%, 09/15/2023 (z)	54

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

227	Series 2586, Class WI, IO, 6.50%, 03/15/2033	43
52	Series 2611, Class SQ, IF, 10.55%, 05/15/2033 (z)	62
20	Series 2611, Class UH, 4.50%, 05/15/2018	20
27	Series 2626, Class NS, IF, IO, 5.32%, 06/15/2023 (z)	—	(h)
39	Series 2631, Class SA, IF, 12.60%, 06/15/2033 (z)	51
27	Series 2637, Class SA, IF, IO, 4.87%, 06/15/2018 (z)	—	(h)
106	Series 2641, Class WI, IO, 5.00%, 01/15/2033	2
19	Series 2650, Class PO, PO, 12/15/2032	19
86	Series 2650, Class SO, PO, 12/15/2032	85
69	Series 2671, Class S, IF, 12.51%, 09/15/2033 (z)	89
112	Series 2692, Class SC, IF, 10.83%, 07/15/2033 (z)	139
41	Series 2694, Class BA, 4.00%, 06/15/2031	42
264	Series 2720, Class PC, 5.00%, 12/15/2023	279
1,581	Series 2722, Class PF, 1.83%, 12/15/2033 (z)	1,591
220	Series 2725, Class SC, IF, 7.23%, 11/15/2033 (z)	232
77	Series 2756, Class NA, 5.00%, 02/15/2024	82
247	Series 2802, Class ZY, 6.00%, 05/15/2034	270
81	Series 2835, Class QO, PO, 12/15/2032	72
13	Series 2877, Class KO, PO, 03/15/2019	12
265	Series 2934, Class EC, PO, 02/15/2020	258
276	Series 2934, Class HI, IO, 5.00%, 02/15/2020	12
147	Series 2934, Class KI, IO, 5.00%, 02/15/2020	6
27	Series 2945, Class SA, IF, 10.09%, 03/15/2020 (z)	27
8,768	Series 2949, Class YZ, 5.50%, 03/15/2035	9,749
77	Series 2967, Class JI, IO, 5.00%, 04/15/2020	4
56	Series 2967, Class S, HB, IF, 27.08%, 04/15/2025 (z)	77
4	Series 2989, Class PO, PO, 06/15/2023	4
107	Series 2990, Class SL, HB, IF, 20.00%, 06/15/2034 (z)	138
5	Series 2990, Class WP, IF, 13.86%, 06/15/2035 (z)	7
232	Series 2994, Class FC, 1.63%, 02/15/2033 (z)	232

SEE NOTES TO FINANCIAL STATEMENTS.

210	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
94	Series 3022, Class SX, IF, 13.81%, 08/15/2025 (z)	113
1,301	Series 3035, Class Z, 5.85%, 09/15/2035	1,381
119	Series 3068, Class QB, 4.50%, 06/15/2020	120
264	Series 3077, Class TO, PO, 04/15/2035	244
207	Series 3117, Class EO, PO, 02/15/2036	184
296	Series 3117, Class OG, PO, 02/15/2036	270
209	Series 3117, Class OK, PO, 02/15/2036	178
51	Series 3122, Class OH, PO, 03/15/2036	46
22	Series 3122, Class ZB, 6.00%, 03/15/2036	33
31	Series 3134, Class PO, PO, 03/15/2036	28
1,237	Series 3137, Class XP, 6.00%, 04/15/2036	1,408
128	Series 3138, Class PO, PO, 04/15/2036	116
390	Series 3143, Class BC, 5.50%, 02/15/2036	432
61	Series 3149, Class SO, PO, 05/15/2036	50
300	Series 3151, Class PO, PO, 05/15/2036	281
373	Series 3152, Class MO, PO, 03/15/2036	331
183	Series 3153, Class EO, PO, 05/15/2036	159
216	Series 3171, Class MO, PO, 06/15/2036	201
140	Series 3179, Class OA, PO, 07/15/2036	126
76	Series 3194, Class SA, IF, IO, 5.87%, 07/15/2036 (z)	9
244	Series 3200, Class PO, PO, 08/15/2036	217
292	Series 3210, Class PO, PO, 05/15/2036	280
186	Series 3219, Class DI, IO, 6.00%, 04/15/2036	38
224	Series 3232, Class ST, IF, IO, 5.47%, 10/15/2036 (z)	32
372	Series 3237, Class AO, PO, 11/15/2036	331
43	Series 3253, Class PO, PO, 12/15/2021	43
179	Series 3260, Class CS, IF, IO, 4.91%, 01/15/2037 (z)	27
56	Series 3262, Class SG, IF, IO, 5.17%, 01/15/2037 (z)	7
60	Series 3274, Class JO, PO, 02/15/2037	55
116	Series 3274, Class MO, PO, 02/15/2037	106
60	Series 3275, Class FL, 1.67%, 02/15/2037 (z)	60
1,584	Series 3282, Class YD, 5.50%, 02/15/2022	1,670
46	Series 3288, Class GS, IF, 1.94%, 03/15/2037 (z)	46
435	Series 3290, Class SB, IF, IO, 5.22%, 03/15/2037 (z)	58
114	Series 3305, Class MB, IF, 3.71%, 07/15/2034 (z)	121
44	Series 3316, Class JO, PO, 05/15/2037	42
2,270	Series 3318, Class BT, IF, 7.00%, 05/15/2034 (z)	2,477

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

1,354	Series 3322, Class NS, IF, 7.00%, 05/15/2037 (z)	1,466
76	Series 3371, Class FA, 1.83%, 09/15/2037 (z)	77
250	Series 3373, Class TO, PO, 04/15/2037	232
240	Series 3385, Class SN, IF, IO, 4.77%, 11/15/2037 (z)	24
346	Series 3387, Class SA, IF, IO, 5.19%, 11/15/2037 (z)	48
250	Series 3393, Class JO, PO, 09/15/2032	226
488	Series 3404, Class SC, IF, IO, 4.77%, 01/15/2038 (z)	88
1,681	Series 3422, Class AI, IO, SUB, 0.25%, 01/15/2038	18
59	Series 3422, Class LI, IO, 5.00%, 02/15/2023	2
161	Series 3451, Class SA, IF, IO, 4.82%, 05/15/2038 (z)	23
217	Series 3461, Class LZ, 6.00%, 06/15/2038	244
705	Series 3481, Class SJ, IF, IO, 4.62%, 08/15/2038 (z)	110
102	Series 3511, Class IO, IO, 5.00%, 12/15/2021	4
159	Series 3511, Class SA, IF, IO, 4.77%, 02/15/2039 (z)	25
529	Series 3531, Class SA, IF, IO, 5.07%, 05/15/2039 (z)	52
858	Series 3537, Class MI, IO, 5.00%, 06/15/2038	131
110	Series 3546, Class A, 2.86%, 02/15/2039 (z)	114
141	Series 3549, Class FA, 2.43%, 07/15/2039 (z)	144
734	Series 3572, Class JS, IF, IO, 5.57%, 09/15/2039 (z)	103
283	Series 3604, Class PO, PO, 05/15/2036	261
280	Series 3607, Class AO, PO, 04/15/2036	248
280	Series 3607, Class BO, PO, 04/15/2036	257
682	Series 3607, Class PO, PO, 05/15/2037	588
331	Series 3611, Class PO, PO, 07/15/2034	293
1,700	Series 3614, Class QB, 4.00%, 12/15/2024	1,816
349	Series 3621, Class BO, PO, 01/15/2040	313
456	Series 3621, Class PO, PO, 01/15/2040	403
431	Series 3623, Class LO, PO, 01/15/2040	387
1,343	Series 3632, Class BS, IF, 13.41%, 02/15/2040 (z)	1,838
5,900	Series 3659, Class VG, 5.00%, 09/15/2034	6,430
202	Series 3688, Class CU, 6.78%, 11/15/2021 (z)	209

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	211

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
1,105		Series 3688, Class NI, IO, 5.00%, 04/15/2032	52
1,671		Series 3704, Class DT, 7.50%, 11/15/2036	1,971
1,193		Series 3704, Class ET, 7.50%, 12/15/2036	1,438
2,278		Series 3714, Class IP, IO, 5.00%, 08/15/2040	352
1,160		Series 3740, Class SC, IF, IO, 4.77%, 10/15/2040 (z)	159
2,373		Series 3747, Class CY, 4.50%, 10/15/2040	2,681
1,500		Series 3747, Class PY, 4.00%, 10/15/2040	1,631
2,911		Series 3753, Class PO, PO, 11/15/2040	2,519
813		Series 3759, Class HI, IO, 4.00%, 08/15/2037	29
446		Series 3760, Class GI, IO, 4.00%, 10/15/2037	11
1,655		Series 3770, Class PY, 5.00%, 12/15/2040	1,936
390		Series 3789, Class EZ, 4.00%, 11/15/2040	396
1,413		Series 3795, Class EI, IO, 5.00%, 10/15/2039	190
231		Series 3852, Class QN, IF, 5.50%, 05/15/2041 (z)	244
445		Series 3852, Class TP, IF, 5.50%, 05/15/2041 (z)	495
2,732		Series 3860, Class PZ, 5.00%, 05/15/2041	3,252
422		Series 3895, Class WA, 5.69%, 10/15/2038 (z)	469
1,681		Series 3966, Class BF, 1.73%, 10/15/2040 (z)	1,690
2,989		Series 3966, Class NA, 4.00%, 12/15/2041	3,218
1,689		Series 3998, Class GF, 1.68%, 05/15/2036 (z)	1,695
1,000		Series 4015, Class MY, 3.50%, 03/15/2042	1,040
497		Series 4126, Class JB, 2.50%, 11/15/2042	478
1,000		Series 4177, Class MQ, 2.50%, 03/15/2043	961
1,000		Series 4274, Class EM, 4.00%, 11/15/2043	1,119
2,513		Series 4280, Class EO, PO, 12/15/2043	2,139
2,603		Series 4281, Class OB, PO, 12/15/2043	2,170
3,499		Series 4580, Class PT, 7.09%, 08/15/2039 (z)	3,979
		FHLMC STRIPS,
—	(h)	Series 16, Class B, IO, 10.00%, 06/01/2020	—	(h)
2		Series 134, Class B, IO, 9.00%, 04/01/2022	—	(h)
868		Series 191, Class IO, IO, 8.00%, 01/01/2028	213
345		Series 197, Class PO, PO, 04/01/2028	316
426		Series 233, Class 11, IO, 5.00%, 09/15/2035	81
243		Series 233, Class 12, IO, 5.00%, 09/15/2035	47

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

570	Series 233, Class 13, IO, 5.00%, 09/15/2035	104
794	Series 239, Class S30, IF, IO, 6.47%, 08/15/2036 (z)	162
84	Series 243, Class 16, IO, 4.50%, 11/15/2020	2
155	Series 243, Class 17, IO, 4.50%, 12/15/2020	5
22,167	Series 262, Class 35, 3.50%, 07/15/2042	23,203
1,234	Series 299, Class 300, 3.00%, 01/15/2043	1,238
2,729	Series 310, Class PO, PO, 09/15/2043	2,217
	FHLMC, Structured Pass-Through Securities Certificates,
239	Series T-41, Class 3A, 5.70%, 07/25/2032 (z)	262
862	Series T-42, Class A5, 7.50%, 02/25/2042	1,009
55	Series T-51, Class 1A, 6.50%, 09/25/2043 (z)	64
66	Series T-51, Class 2A, 7.50%, 08/25/2042 (z)	81
1,459	Series T-54, Class 2A, 6.50%, 02/25/2043	1,734
696	Series T-54, Class 3A, 7.00%, 02/25/2043	822
1,291	Series T-56, Class A5, 5.23%, 05/25/2043	1,468
115	Series T-58, Class APO, PO, 09/25/2043	97
114	Series T-59, Class 1AP, PO, 10/25/2043	94
1,579	Series T-62, Class 1A1, 2.09%, 10/25/2044 (z)	1,605
3,408	Series T-76, Class 2A, 1.98%, 10/25/2037 (z)	3,528
	First Horizon Alternative Mortgage Securities Trust,
578	Series 2004-AA4, Class A1, 3.22%, 10/25/2034 (z)	576
347	Series 2005-FA8, Class 1A19, 5.50%, 11/25/2035	310
4,935	Series 2007-FA4, Class 1A2, IF, IO, 4.42%, 08/25/2037 (z) (bb)	1,026
	First Horizon Mortgage Pass-Through Trust,
244	Series 2004-AR7, Class 2A2, 3.19%, 02/25/2035 (z)	245
370	Series 2005-AR1, Class 2A2, 3.17%, 04/25/2035 (z)	377
	FNMA Grantor Trust,
516	Series 2001-T7, Class A1, 7.50%, 02/25/2041	605
22	Series 2001-T10, Class PO, PO, 12/25/2041	21
366	Series 2001-T12, Class A2, 7.50%, 08/25/2041	434

SEE NOTES TO FINANCIAL STATEMENTS.

212	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
208		Series 2002-T4, Class A2, 7.00%, 12/25/2041	241
519		Series 2002-T4, Class A3, 7.50%, 12/25/2041	589
182		Series 2002-T16, Class A2, 7.00%, 07/25/2042	215
374		Series 2002-T19, Class A2, 7.00%, 07/25/2042	433
416		Series 2004-T1, Class 1A1, 6.00%, 01/25/2044	474
297		Series 2004-T3, Class PT1, 10.11%, 01/25/2044 (z)	357
		FNMA REMIC,
1		Series 1988-7, Class Z, 9.25%, 04/25/2018	1
—	(h)	Series 1988-11, Class D, PO, 05/25/2018	—	(h)
5		Series 1988-21, Class G, 9.50%, 08/25/2018	5
2		Series 1989-27, Class Y, 6.90%, 06/25/2019	2
2		Series 1989-70, Class G, 8.00%, 10/25/2019	2
1		Series 1989-78, Class H, 9.40%, 11/25/2019	1
1		Series 1989-89, Class H, 9.00%, 11/25/2019	1
1		Series 1990-60, Class K, 5.50%, 06/25/2020	1
—	(h)	Series 1990-93, Class G, 5.50%, 08/25/2020	—	(h)
—	(h)	Series 1990-95, Class J, HB, 1,118.04%, 08/25/2020	—	(h)
9		Series 1990-102, Class J, 6.50%, 08/25/2020	10
1		Series 1990-134, Class SC, IF, 19.75%, 11/25/2020 (z)	1
—	(h)	Series 1990-140, Class K, HB, 652.15%, 12/25/2020	1
—	(h)	Series 1991-7, Class K, HB, 908.50%, 02/25/2021	—	(h)
17		Series 1991-44, Class G, 8.50%, 05/25/2021	18
—	(h)	Series 1991-60, Class PM, HB, 1,009.00%, 06/25/2021	—	(h)
3		Series 1992-101, Class J, 7.50%, 06/25/2022	3
61		Series 1993-25, Class J, 7.50%, 03/25/2023	67
28		Series 1993-27, Class S, IF, 7.90%, 02/25/2023 (z)	31

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

11		Series 1993-31, Class K, 7.50%, 03/25/2023	12
117		Series 1993-54, Class Z, 7.00%, 04/25/2023	126
6		Series 1993-62, Class SA, IF, 19.00%, 04/25/2023 (z)	8
6		Series 1993-97, Class FA, 2.48%, 05/25/2023 (z)	6
—	(h)	Series 1993-108, Class D, PO, 02/25/2023	—	(h)
15		Series 1993-162, Class F, 2.18%, 08/25/2023 (z)	15
3		Series 1993-165, Class SD, IF, 13.46%, 09/25/2023 (z)	3
25		Series 1993-179, Class SB, HB, IF, 26.88%, 10/25/2023 (z)	36
5		Series 1993-228, Class G, PO, 09/25/2023	5
4		Series 1993-230, Class FA, 1.83%, 12/25/2023 (z)	4
343		Series 1994-26, Class J, PO, 01/25/2024	326
36		Series 1994-37, Class L, 6.50%, 03/25/2024	40
12		Series 1995-2, Class Z, 8.50%, 01/25/2025	12
81		Series 1996-14, Class SE, IF, IO, 8.48%, 08/25/2023 (z)	14
3		Series 1996-59, Class J, 6.50%, 08/25/2022	3
19		Series 1997-20, Class IO, IO, 1.84%, 03/25/2027 (z)	1
9		Series 1997-24, Class Z, 8.00%, 04/18/2027	11
8		Series 1997-27, Class J, 7.50%, 04/18/2027	10
214		Series 1997-46, Class Z, 7.50%, 06/17/2027	240
7		Series 1997-81, Class PI, IO, 7.00%, 12/18/2027	1
483		Series 1998-30, Class ZA, 6.50%, 05/20/2028	537
65		Series 1998-36, Class ZB, 6.00%, 07/18/2028	72
49		Series 1998-43, Class SA, IF, IO, 17.45%, 04/25/2023 (z)	16
20		Series 1999-57, Class Z, 7.50%, 12/25/2019	21
55		Series 1999-62, Class PB, 7.50%, 12/18/2029	63
155		Series 2000-18, Class EC, PO, 10/25/2023	147
9		Series 2000-52, Class IO, IO, 8.50%, 01/25/2031	2

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	213

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
405		Series 2001-4, Class ZA, 6.50%, 03/25/2031	468
39		Series 2001-7, Class PF, 7.00%, 03/25/2031	45
50		Series 2001-33, Class ID, IO, 6.00%, 07/25/2031	11
76		Series 2001-36, Class DE, 7.00%, 08/25/2031	88
174		Series 2001-38, Class FB, 1.73%, 08/25/2031 (z)	175
33		Series 2001-44, Class PD, 7.00%, 09/25/2031	38
77		Series 2001-44, Class PU, 7.00%, 09/25/2031	90
92		Series 2001-49, Class LZ, 8.50%, 07/25/2031	107
374		Series 2001-53, Class FX, 1.58%, 10/25/2031 (z)	374
197		Series 2001-61, Class Z, 7.00%, 11/25/2031	231
20		Series 2001-72, Class SX, IF, 14.59%, 12/25/2031 (z)	27
14		Series 2002-1, Class SA, HB, IF, 21.18%, 02/25/2032 (z)	25
36		Series 2002-1, Class UD, HB, IF, 20.18%, 12/25/2023 (z)	50
140		Series 2002-7, Class FD, 1.93%, 04/25/2029 (z)	142
292		Series 2002-13, Class SJ, IF, IO, 1.60%, 03/25/2032 (z)	15
15		Series 2002-13, Class ST, IF, 10.00%, 03/25/2032 (z)	19
354		Series 2002-30, Class Z, 6.00%, 05/25/2032	400
23		Series 2002-37, Class Z, 6.50%, 06/25/2032	26
738		Series 2002-50, Class ZA, 6.00%, 05/25/2031	795
461		Series 2002-60, Class FA, 1.98%, 02/25/2031 (z)	470
461		Series 2002-60, Class FB, 1.98%, 02/25/2031 (z)	470
1		Series 2002-62, Class ZE, 5.50%, 11/25/2017	1
1		Series 2002-63, Class KC, 5.00%, 10/25/2017	1
—	(h)	Series 2002-63, Class LB, 5.50%, 10/25/2017	—	(h)
56		Series 2002-77, Class S, IF, 12.22%, 12/25/2032 (z)	70

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

898	Series 2003-2, Class F, 1.98%, 02/25/2033 (z)	915
302	Series 2003-7, Class A1, 6.50%, 12/25/2042	345
553	Series 2003-14, Class TI, IO, 5.00%, 03/25/2033	74
670	Series 2003-22, Class UD, 4.00%, 04/25/2033	711
119	Series 2003-26, Class XS, IF, IO, 5.82%, 03/25/2023 (z)	4
812	Series 2003-33, Class IA, IO, 6.50%, 05/25/2033	201
37	Series 2003-39, Class IO, IO, 6.00%, 05/25/2033 (z)	8
1,016	Series 2003-44, Class IU, IO, 7.00%, 06/25/2033	240
21	Series 2003-52, Class SX, IF, 19.25%, 10/25/2031 (z)	30
367	Series 2003-72, Class IE, IO, 5.50%, 08/25/2033	68
27	Series 2003-74, Class SH, IF, 7.95%, 08/25/2033 (z)	32
343	Series 2003-86, Class ZA, 5.50%, 09/25/2033	380
58	Series 2003-91, Class SD, IF, 10.44%, 09/25/2033 (z)	69
2,228	Series 2003-105, Class AZ, 5.50%, 10/25/2033	2,499
433	Series 2003-116, Class SB, IF, IO, 6.37%, 11/25/2033 (z)	88
2,332	Series 2003-122, Class ZJ, 6.00%, 12/25/2033	2,684
37	Series 2003-130, Class SX, IF, 9.67%, 01/25/2034 (z)	43
57	Series 2003-131, Class SK, IF, 13.73%, 01/25/2034 (z)	68
50	Series 2003-132, Class OA, PO, 08/25/2033	46
108	Series 2003-132, Class PI, IO, 5.50%, 08/25/2033	12
344	Series 2004-4, Class QI, IF, IO, 5.87%, 06/25/2033 (z)	27
86	Series 2004-4, Class QM, IF, 11.73%, 06/25/2033 (z)	98
107	Series 2004-10, Class SC, HB, IF, 23.66%, 02/25/2034 (z)	119
575	Series 2004-17, Class H, 5.50%, 04/25/2034	647
204	Series 2004-25, Class SA, IF, 16.13%, 04/25/2034 (z)	283

SEE NOTES TO FINANCIAL STATEMENTS.

214	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
733	Series 2004-28, Class PF, 1.63%, 03/25/2034 (z)	736
272	Series 2004-36, Class SA, IF, 16.13%, 05/25/2034 (z)	371
38	Series 2004-36, Class SN, IF, 11.73%, 07/25/2033 (z)	41
294	Series 2004-46, Class EP, PO, 03/25/2034	272
129	Series 2004-46, Class QB, IF, 19.06%, 05/25/2034 (z)	196
89	Series 2004-46, Class SK, IF, 13.11%, 05/25/2034 (z)	114
2,874	Series 2004-50, Class VZ, 5.50%, 07/25/2034	3,169
36	Series 2004-51, Class SY, IF, 11.77%, 07/25/2034 (z)	45
218	Series 2004-53, Class NC, 5.50%, 07/25/2024	234
119	Series 2004-59, Class BG, PO, 12/25/2032	109
1,950	Series 2004-61, Class FH, 2.03%, 11/25/2032 (z)	1,988
78	Series 2004-61, Class SK, IF, 8.50%, 11/25/2032 (z)	86
313	Series 2004-87, Class F, 1.98%, 01/25/2034 (z)	319
864	Series 2005-7, Class LO, PO, 02/25/2035	785
161	Series 2005-13, Class FL, 1.63%, 03/25/2035 (z)	162
134	Series 2005-15, Class MO, PO, 03/25/2035	127
15,500	Series 2005-19, Class PB, 5.50%, 03/25/2035	18,080
11	Series 2005-52, Class PA, 6.50%, 06/25/2035	11
544	Series 2005-56, Class S, IF, IO, 5.48%, 07/25/2035 (z)	95
175	Series 2005-66, Class SG, IF, 14.29%, 07/25/2035 (z)	246
615	Series 2005-66, Class SV, IF, IO, 5.52%, 07/25/2035 (z)	87
215	Series 2005-67, Class HG, 5.50%, 01/25/2035	222
544	Series 2005-68, Class PG, 5.50%, 08/25/2035	604
141	Series 2005-73, Class PS, IF, 13.61%, 08/25/2035 (z)	185
462	Series 2005-74, Class SK, IF, 16.74%, 05/25/2035 (z)	611
349	Series 2005-84, Class XM, 5.75%, 10/25/2035	388
101	Series 2005-90, Class AO, PO, 10/25/2035	95

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

542	Series 2005-90, Class ES, IF, 13.79%, 10/25/2035 (z)	687
293	Series 2005-90, Class PO, PO, 09/25/2035	279
437	Series 2005-103, Class SC, IF, 8.96%, 07/25/2035 (z)	539
353	Series 2005-106, Class US, HB, IF, 20.04%, 11/25/2035 (z)	518
2,731	Series 2006-8, Class WN, IF, IO, 5.47%, 03/25/2036 (z)	560
745	Series 2006-8, Class WQ, PO, 03/25/2036	633
38	Series 2006-15, Class OT, PO, 01/25/2036	37
331	Series 2006-16, Class HZ, 5.50%, 03/25/2036	352
152	Series 2006-23, Class KO, PO, 04/25/2036	136
364	Series 2006-27, Class OH, PO, 04/25/2036	331
321	Series 2006-44, Class GO, PO, 06/25/2036	294
793	Series 2006-44, Class P, PO, 12/25/2033	730
176	Series 2006-50, Class JO, PO, 06/25/2036	163
265	Series 2006-50, Class PS, PO, 06/25/2036	243
496	Series 2006-53, Class US, IF, IO, 5.35%, 06/25/2036 (z)	76
1,064	Series 2006-56, Class FT, 1.98%, 07/25/2036 (z)	1,161
111	Series 2006-58, Class AP, PO, 07/25/2036	101
329	Series 2006-58, Class PO, PO, 07/25/2036	304
59	Series 2006-59, Class QO, PO, 01/25/2033	58
129	Series 2006-60, Class DO, PO, 04/25/2035	126
421	Series 2006-63, Class ZH, 6.50%, 07/25/2036	493
130	Series 2006-65, Class QO, PO, 07/25/2036	116
233	Series 2006-72, Class GO, PO, 08/25/2036	214
118	Series 2006-72, Class HO, PO, 08/25/2026	110
155	Series 2006-72, Class TO, PO, 08/25/2036	145
1,461	Series 2006-77, Class PC, 6.50%, 08/25/2036	1,659
273	Series 2006-78, Class BZ, 6.50%, 08/25/2036	307
210	Series 2006-79, Class DO, PO, 08/25/2036	192
271	Series 2006-86, Class OB, PO, 09/25/2036	252
262	Series 2006-90, Class AO, PO, 09/25/2036	240
1,365	Series 2006-94, Class GI, IF, IO, 5.42%, 10/25/2026 (z)	177
57	Series 2006-94, Class GK, HB, IF, 27.08%, 10/25/2026 (z)	87
1,532	Series 2006-105, Class ME, 5.50%, 11/25/2036	1,764
162	Series 2006-110, Class PO, PO, 11/25/2036	145
91	Series 2006-111, Class EO, PO, 11/25/2036	82

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	215

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
158	Series 2006-113, Class PO, PO, 07/25/2036	153
324	Series 2006-115, Class OK, PO, 12/25/2036	288
398	Series 2006-117, Class GS, IF, IO, 5.42%, 12/25/2036 (z)	58
219	Series 2006-118, Class A2, 1.29%, 12/25/2036 (z)	216
94	Series 2006-119, Class PO, PO, 12/25/2036	86
580	Series 2006-120, Class IO, IO, 6.50%, 12/25/2036	121
355	Series 2006-120, Class PF, 1.48%, 12/25/2036 (z)	354
573	Series 2006-126, Class AO, PO, 01/25/2037	532
532	Series 2006-130, Class GI, IO, 6.50%, 07/25/2032	84
33	Series 2007-1, Class SD, HB, IF, 31.59%, 02/25/2037 (z)	98
254	Series 2007-7, Class SG, IF, IO, 5.27%, 08/25/2036 (z)	67
797	Series 2007-14, Class ES, IF, IO, 5.21%, 03/25/2037 (z)	134
185	Series 2007-14, Class OP, PO, 03/25/2037	168
76	Series 2007-15, Class NO, PO, 03/25/2022	74
114	Series 2007-16, Class FC, 1.98%, 03/25/2037 (z)	116
780	Series 2007-18, Class MZ, 6.00%, 03/25/2037	847
137	Series 2007-22, Class SC, IF, IO, 4.85%, 03/25/2037 (z)	15
69	Series 2007-39, Class EF, 1.48%, 05/25/2037 (z)	69
1,560	Series 2007-46, Class ZK, 5.50%, 05/25/2037	1,619
282	Series 2007-54, Class FA, 1.63%, 06/25/2037 (z)	282
845	Series 2007-54, Class WI, IF, IO, 4.87%, 06/25/2037 (z)	132
583	Series 2007-60, Class AX, IF, IO, 5.92%, 07/25/2037 (z)	130
345	Series 2007-64, Class FB, 1.60%, 07/25/2037 (z)	346
435	Series 2007-65, Class KI, IF, IO, 5.39%, 07/25/2037 (z)	47
1,625	Series 2007-72, Class EK, IF, IO, 5.17%, 07/25/2037 (z)	287
793	Series 2007-76, Class ZG, 6.00%, 08/25/2037	874
204	Series 2007-78, Class CB, 6.00%, 08/25/2037	231
58	Series 2007-79, Class SB, IF, 19.49%, 08/25/2037 (z)	88

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

253	Series 2007-88, Class VI, IF, IO, 5.31%, 09/25/2037 (z)	50
881	Series 2007-91, Class ES, IF, IO, 5.23%, 10/25/2037 (z)	153
759	Series 2007-100, Class SM, IF, IO, 5.22%, 10/25/2037 (z)	123
656	Series 2007-101, Class A2, 1.48%, 06/27/2036 (z)	644
134	Series 2007-106, Class A7, 6.21%, 10/25/2037 (z)	149
1,549	Series 2007-112, Class SA, IF, IO, 5.22%, 12/25/2037 (z)	282
1,935	Series 2007-116, Class HI, IO, 1.38%, 01/25/2038 (z)	116
590	Series 2008-1, Class BI, IF, IO, 4.68%, 02/25/2038 (z)	86
215	Series 2008-10, Class XI, IF, IO, 5.00%, 03/25/2038 (z)	27
1,042	Series 2008-12, Class CO, PO, 03/25/2038	910
319	Series 2008-16, Class IS, IF, IO, 4.97%, 03/25/2038 (z)	43
62	Series 2008-19, Class IC, IO, 5.00%, 03/25/2023	1
449	Series 2008-20, Class SA, IF, IO, 5.76%, 03/25/2038 (z)	79
155	Series 2008-27, Class SN, IF, IO, 5.67%, 04/25/2038 (z)	23
107	Series 2008-32, Class SA, IF, IO, 5.62%, 04/25/2038 (z)	13
27	Series 2008-44, Class PO, PO, 05/25/2038	25
304	Series 2008-47, Class SI, IF, IO, 5.27%, 06/25/2023 (z)	20
237	Series 2008-53, Class CI, IF, IO, 5.97%, 07/25/2038 (z)	36
58	Series 2008-76, Class GF, 1.88%, 09/25/2023 (z)	58
57	Series 2008-80, Class GP, 6.25%, 09/25/2038	64
456	Series 2008-80, Class SA, IF, IO, 4.62%, 09/25/2038 (z)	61
217	Series 2008-81, Class SB, IF, IO, 4.62%, 09/25/2038 (z)	27
67	Series 2009-4, Class BD, 4.50%, 02/25/2039	70
229	Series 2009-6, Class GS, IF, IO, 5.32%, 02/25/2039 (z)	45
287	Series 2009-9, Class IO, IO, 5.00%, 02/25/2024	14
118	Series 2009-12, Class IO, IO, 4.50%, 03/25/2024	3

SEE NOTES TO FINANCIAL STATEMENTS.

216	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
413	Series 2009-17, Class QS, IF, IO, 5.42%, 03/25/2039 (z)	72
1,573	Series 2009-19, Class IP, IO, 5.50%, 10/25/2036	278
61	Series 2009-47, Class MT, 7.00%, 07/25/2039	67
586	Series 2009-52, Class PI, IO, 5.00%, 07/25/2039	112
345	Series 2009-62, Class HJ, 6.00%, 05/25/2039	378
62	Series 2009-63, Class P, 5.00%, 03/25/2037	67
203	Series 2009-69, Class PO, PO, 09/25/2039	187
57	Series 2009-79, Class UA, 7.00%, 03/25/2038	65
266	Series 2009-84, Class WS, IF, IO, 4.67%, 10/25/2039 (z)	36
370	Series 2009-86, Class IP, IO, 5.50%, 10/25/2039	65
895	Series 2009-86, Class OT, PO, 10/25/2037	814
431	Series 2009-92, Class AD, 6.00%, 11/25/2039	477
183	Series 2009-99, Class SC, IF, IO, 4.95%, 12/25/2039 (z)	25
680	Series 2009-99, Class WA, 6.30%, 12/25/2039 (z)	773
2,254	Series 2009-103, Class MB, 3.36%, 12/25/2039 (z)	2,402
480	Series 2009-112, Class ST, IF, IO, 5.02%, 01/25/2040 (z)	79
353	Series 2009-113, Class FB, 1.78%, 01/25/2040 (z)	355
1,714	Series 2010-1, Class WA, 6.22%, 02/25/2040 (z)	1,935
1,292	Series 2010-16, Class WA, 6.44%, 03/25/2040 (z)	1,491
2,510	Series 2010-16, Class WB, 6.22%, 03/25/2040 (z)	2,872
433	Series 2010-23, Class KS, IF, IO, 5.87%, 02/25/2040 (z)	53
489	Series 2010-35, Class SB, IF, IO, 5.19%, 04/25/2040 (z)	76
266	Series 2010-39, Class OT, PO, 10/25/2035	244
455	Series 2010-40, Class FJ, 1.83%, 04/25/2040 (z)	458
175	Series 2010-42, Class S, IF, IO, 5.17%, 05/25/2040 (z)	26
791	Series 2010-43, Class FD, 1.83%, 05/25/2040 (z)	799

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

723	Series 2010-49, Class SC, IF, 10.19%, 03/25/2040 (z)	876
543	Series 2010-61, Class WA, 5.96%, 06/25/2040 (z)	616
2,040	Series 2010-68, Class SA, IF, IO, 3.77%, 07/25/2040 (z)	245
1,085	Series 2010-103, Class ME, 4.00%, 09/25/2040	1,160
1,244	Series 2010-103, Class SB, IF, IO, 4.87%, 11/25/2049 (z)	170
2,000	Series 2010-111, Class AM, 5.50%, 10/25/2040	2,253
173	Series 2010-123, Class FL, 1.66%, 11/25/2040 (z)	174
2,091	Series 2010-125, Class SA, IF, IO, 3.21%, 11/25/2040 (z)	183
2,721	Series 2010-130, Class CY, 4.50%, 11/25/2040	3,057
3,767	Series 2010-147, Class SA, IF, IO, 5.30%, 01/25/2041 (z)	735
300	Series 2010-148, Class MA, 4.00%, 02/25/2039	309
347	Series 2011-2, Class WA, 5.83%, 02/25/2051 (z)	380
1,674	Series 2011-20, Class MW, 5.00%, 03/25/2041	1,929
4,269	Series 2011-21, Class CV, 4.50%, 09/25/2026	4,328
1,988	Series 2011-30, Class LS, IO, 1.71%, 04/25/2041 (z)	99
2,183	Series 2011-39, Class ZA, 6.00%, 11/25/2032	2,480
515	Series 2011-43, Class WA, 5.81%, 05/25/2051 (z)	579
925	Series 2011-47, Class ZA, 5.50%, 07/25/2038	1,025
597	Series 2011-58, Class WA, 5.43%, 07/25/2051 (z)	663
323	Series 2011-75, Class FA, 1.78%, 08/25/2041 (z)	327
1,765	Series 2011-118, Class LB, 7.00%, 11/25/2041	2,079
3,140	Series 2011-118, Class MT, 7.00%, 11/25/2041	3,699
2,994	Series 2011-118, Class NT, 7.00%, 11/25/2041	3,459
1,311	Series 2012-21, Class WA, 5.62%, 03/25/2052 (z)	1,460
1,449	Series 2012-58, Class FA, 1.73%, 03/25/2039 (z)	1,456

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	217

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
2,563		Series 2012-99, Class BY, 2.50%, 09/25/2042	2,342
585		Series 2013-2, Class LZ, 3.00%, 02/25/2043	562
5,059		Series 2013-4, Class AJ, 3.50%, 02/25/2043	5,293
2,929		Series 2013-92, Class PO, PO, 09/25/2043	2,351
2,859		Series 2013-101, Class DO, PO, 10/25/2043	2,253
5,112		Series 2013-135, Class PO, PO, 01/25/2044	4,232
928		Series 2014-44, Class B, 2.50%, 08/25/2034	907
1,471		Series 2015-85, Class HD, 3.00%, 11/25/2045	1,430
3,868		Series 2015-91, Class AC, 7.50%, 12/25/2036 (z)	4,449
19		Series G92-7, Class JQ, 8.50%, 01/25/2022	20
1		Series G92-12, Class B, 7.70%, 02/25/2022	1
3		Series G92-14, Class Z, 7.00%, 02/25/2022	3
—	(h)	Series G92-27, Class SQ, HB, IF, 489.58%, 05/25/2022 (z)	—	(h)
5		Series G92-42, Class Z, 7.00%, 07/25/2022	5
3		Series G92-44, Class ZQ, 8.00%, 07/25/2022	3
19		Series G92-54, Class ZQ, 7.50%, 09/25/2022	21
50		Series G92-61, Class Z, 7.00%, 10/25/2022	54
5		Series G92-62, Class B, PO, 10/25/2022	5
34		Series G93-1, Class KA, 7.90%, 01/25/2023	38
24		Series G93-17, Class SI, IF, 6.00%, 04/25/2023 (z)	26
199		Series G94-7, Class PJ, 7.50%, 05/17/2024	221
43		Series G97-2, Class ZA, 8.50%, 02/17/2027	50
		FNMA REMIC Trust,
700		Series 2001-W3, Class A, 7.00%, 09/25/2041 (z)	767
2,385		Series 2002-W10, Class IO, IO, 0.91%, 08/25/2042 (z)	68
279		Series 2003-W1, Class 1A1, 6.50%, 12/25/2042 (z)	304
179		Series 2003-W1, Class 2A, 7.50%, 12/25/2042 (z)	206
41		Series 2003-W4, Class 2A, 6.50%, 10/25/2042 (z)	48
1,222		Series 2004-W4, Class A7, 5.50%, 06/25/2034	1,343
653		Series 2004-W11, Class 1A1, 6.00%, 05/25/2044	750
246		Series 2006-W3, Class 1AF1, 1.47%, 10/25/2046 (z)	245

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

298		Series 2006-W3, Class 2A, 6.00%, 09/25/2046	340
388		Series 2007-W2, Class 1A1, 1.55%, 03/25/2037 (z)	389
195		Series 2007-W3, Class 1A3, 6.75%, 04/25/2037	223
32		Series 2007-W7, Class 1A4, HB, IF, 31.77%, 07/25/2037 (z)	46
1,802		Series 2009-W1, Class A, 6.00%, 12/25/2049	2,049
		FNMA STRIPS,
—	(h)	Series 23, Class 2, IO, 10.00%, 09/25/2017	—	(h)
128		Series 213, Class 2, IO, 8.00%, 03/25/2023	22
171		Series 218, Class 2, IO, 7.50%, 04/25/2023	24
5		Series 265, Class 2, 9.00%, 03/25/2024	5
9		Series 285, Class 1, PO, 02/25/2027	9
335		Series 293, Class 1, PO, 12/25/2024	312
168		Series 300, Class 1, PO, 09/25/2024	156
231		Series 331, Class 13, IO, 7.00%, 11/25/2032	49
43		Series 339, Class 18, IO, 4.50%, 07/25/2018	—	(h)
44		Series 339, Class 21, IO, 4.50%, 08/25/2018	—	(h)
13		Series 339, Class 28, IO, 5.50%, 08/25/2018	—	(h)
116		Series 345, Class 6, IO, 5.00%, 12/25/2033 (z)	20
108		Series 345, Class 24, IO, 5.00%, 08/25/2022 (z)	2
262		Series 351, Class 7, IO, 5.00%, 04/25/2034 (z)	52
320		Series 356, Class 3, IO, 5.00%, 01/25/2035	52
270		Series 356, Class 39, IO, 5.00%, 01/25/2020	11
422		Series 365, Class 8, IO, 5.50%, 05/25/2036	90
27		Series 368, Class 3, IO, 4.50%, 11/25/2020	1
2,504		Series 373, Class 1, PO, 07/25/2036	2,200
153		Series 374, Class 5, IO, 5.50%, 08/25/2036	34
370		Series 383, Class 32, IO, 6.00%, 01/25/2038	78
69		Series 393, Class 6, IO, 5.50%, 04/25/2037	12
		FNMA Trust,
305		Series 2003-W2, Class 1A1, 6.50%, 07/25/2042	361
257		Series 2003-W8, Class 2A, 7.00%, 10/25/2042	303
260		Series 2003-W8, Class 3F1, 1.63%, 05/25/2042 (z)	256

SEE NOTES TO FINANCIAL STATEMENTS.

218	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
383	Series 2004-W1, Class 2A2, 7.00%, 12/25/2033	451
341	Series 2004-W2, Class 2A2, 7.00%, 02/25/2044	390
664	Series 2005-W3, Class 2AF, 1.45%, 03/25/2045 (z)	648
264	Series 2005-W4, Class 1A1, 6.00%, 08/25/2045	301
1,755	Series 2005-W4, Class 3A, 2.90%, 06/25/2045 (z)	1,869
375	Series 2006-W2, Class 1AF1, 1.45%, 02/25/2046 (z)	374
	GMACM Mortgage Loan Trust,
695	Series 2003-AR2, Class 2A4, 3.80%, 12/19/2033 (z)	690
35	Series 2003-J8, Class A, 5.25%, 12/25/2033	35
1,271	Series 2005-AR3, Class 3A4, 3.75%, 06/19/2035 (z)	1,250
	GNMA,
380	Series 1994-7, Class PQ, 6.50%, 10/16/2024	413
134	Series 1999-4, Class ZB, 6.00%, 02/20/2029	150
73	Series 2000-9, Class Z, 8.00%, 06/20/2030	85
328	Series 2000-9, Class ZJ, 8.50%, 02/16/2030	381
294	Series 2000-21, Class Z, 9.00%, 03/16/2030	340
22	Series 2000-36, Class HC, 7.33%, 11/20/2030	26
8	Series 2000-36, Class IK, IO, 9.00%, 11/16/2030	1
477	Series 2001-21, Class PE, 6.50%, 05/16/2031	532
91	Series 2001-31, Class SJ, HB, IF, 23.69%, 02/20/2031 (z)	151
76	Series 2001-35, Class SA, IF, IO, 7.02%, 08/16/2031 (z)	22
83	Series 2001-36, Class S, IF, IO, 6.82%, 08/16/2031 (z)	24
305	Series 2002-4, Class TD, 7.00%, 01/20/2032	350
255	Series 2002-24, Class AG, IF, IO, 6.72%, 04/16/2032 (z)	47
70	Series 2002-24, Class SB, IF, 10.08%, 04/16/2032 (z)	85
221	Series 2002-24, Class Z, 8.50%, 04/16/2032	264

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

409	Series 2002-31, Class SE, IF, IO, 6.27%, 04/16/2030 (z)	60
15	Series 2002-33, Class SY, IF, 9.00%, 02/26/2023 (z)	18
52	Series 2002-41, Class LS, IF, 9.00%, 06/16/2032 (z)	66
88	Series 2002-45, Class QE, 6.50%, 06/20/2032	101
111	Series 2002-47, Class PG, 6.50%, 07/16/2032	129
489	Series 2003-11, Class SK, IF, IO, 6.47%, 02/16/2033 (z)	74
13	Series 2003-24, Class PO, PO, 03/16/2033	11
422	Series 2003-41, Class ID, IO, 5.50%, 05/20/2033	81
33	Series 2003-90, Class PO, PO, 10/20/2033	30
491	Series 2003-112, Class SA, IF, IO, 5.32%, 12/16/2033 (z)	91
120	Series 2004-28, Class S, IF, 16.29%, 04/16/2034 (z)	170
167	Series 2004-46, Class AO, PO, 06/20/2034	150
42	Series 2004-71, Class ST, IF, 7.00%, 09/20/2034 (z)	46
80	Series 2004-73, Class AE, IF, 12.32%, 08/17/2034 (z)	92
1,571	Series 2004-73, Class JL, IF, IO, 5.32%, 09/16/2034 (z)	267
530	Series 2004-90, Class SI, IF, IO, 4.87%, 10/20/2034 (z)	83
96	Series 2005-24, Class ST, IF, 7.50%, 01/17/2034 (z)	99
188	Series 2005-26, Class VI, IO, 5.50%, 01/20/2035	5
95	Series 2005-35, Class FL, 1.58%, 03/20/2032 (z)	95
1,675	Series 2005-58, Class NI, IO, 5.50%, 08/20/2035	315
194	Series 2005-68, Class DP, IF, 13.48%, 06/17/2035 (z)	241
1,007	Series 2005-68, Class KI, IF, IO, 5.07%, 09/20/2035 (z)	165
1,249	Series 2005-72, Class AZ, 5.50%, 09/20/2035	1,380
414	Series 2005-85, Class IO, IO, 5.50%, 11/16/2035	93
178	Series 2006-16, Class OP, PO, 03/20/2036	165
119	Series 2006-22, Class AO, PO, 05/20/2036	109
106	Series 2006-34, Class PO, PO, 07/20/2036	97
332	Series 2006-38, Class SW, IF, IO, 5.27%, 06/20/2036 (z)	29

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	219

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
138	Series 2006-59, Class SD, IF, IO, 5.47%, 10/20/2036 (z)	21
999	Series 2007-17, Class JI, IF, IO, 5.58%, 04/16/2037 (z)	194
137	Series 2007-17, Class JO, PO, 04/16/2037	122
92	Series 2007-25, Class FN, 1.53%, 05/16/2037 (z)	92
514	Series 2007-26, Class SC, IF, IO, 4.97%, 05/20/2037 (z)	81
24	Series 2007-28, Class BO, PO, 05/20/2037	21
522	Series 2007-31, Class AO, PO, 05/16/2037	488
28	Series 2007-36, Class HO, PO, 06/16/2037	26
568	Series 2007-36, Class SE, IF, IO, 5.24%, 06/16/2037 (z)	95
717	Series 2007-36, Class SG, IF, IO, 5.24%, 06/20/2037 (z)	143
516	Series 2007-40, Class SD, IF, IO, 5.52%, 07/20/2037 (z)	84
511	Series 2007-42, Class SB, IF, IO, 5.52%, 07/20/2037 (z)	86
205	Series 2007-45, Class QA, IF, IO, 5.41%, 07/20/2037 (z)	33
340	Series 2007-50, Class AI, IF, IO, 5.54%, 08/20/2037 (z)	62
68	Series 2007-53, Class SW, IF, 16.51%, 09/20/2037 (z)	93
528	Series 2007-57, Class PO, PO, 03/20/2037	477
96	Series 2007-71, Class SB, IF, IO, 5.47%, 07/20/2036 (z)	2
1,235	Series 2007-74, Class SL, IF, IO, 5.31%, 11/16/2037 (z)	181
390	Series 2007-76, Class SA, IF, IO, 5.30%, 11/20/2037 (z)	67
572	Series 2007-79, Class SY, IF, IO, 5.32%, 12/20/2037 (z)	100
74	Series 2008-1, Class PO, PO, 01/20/2038	62
277	Series 2008-2, Class MS, IF, IO, 5.93%, 01/16/2038 (z)	55
222	Series 2008-10, Class S, IF, IO, 4.60%, 02/20/2038 (z)	32
949	Series 2008-13, Class PI, IO, 5.50%, 02/16/2038	198
130	Series 2008-20, Class PO, PO, 09/20/2037	125
132	Series 2008-29, Class PO, PO, 02/17/2033	126
444	Series 2008-32, Class PI, IO, 5.50%, 10/16/2037	54
202	Series 2008-33, Class XS, IF, IO, 6.47%, 04/16/2038 (z)	39
774	Series 2008-36, Class AY, 5.00%, 04/16/2023	790

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

497	Series 2008-36, Class SH, IF, IO, 5.07%, 04/20/2038 (z)	73
1,861	Series 2008-40, Class SA, IF, IO, 5.17%, 05/16/2038 (z)	324
250	Series 2008-55, Class SA, IF, IO, 4.97%, 06/20/2038 (z)	38
19	Series 2008-60, Class PO, PO, 01/20/2038	19
1,501	Series 2008-62, Class SA, IF, IO, 4.92%, 07/20/2038 (z)	249
96	Series 2008-71, Class SC, IF, IO, 4.77%, 08/20/2038 (z)	14
364	Series 2008-93, Class AS, IF, IO, 4.47%, 12/20/2038 (z)	51
974	Series 2008-95, Class DS, IF, IO, 6.07%, 12/20/2038 (z)	187
276	Series 2008-96, Class SL, IF, IO, 4.77%, 12/20/2038 (z)	37
308	Series 2009-6, Class SA, IF, IO, 4.87%, 02/16/2039 (z)	42
551	Series 2009-10, Class SA, IF, IO, 4.72%, 02/20/2039 (z)	73
186	Series 2009-10, Class SL, IF, IO, 5.27%, 03/16/2034 (z)	3
1,764	Series 2009-12, Class IE, IO, 5.50%, 03/20/2039	327
341	Series 2009-14, Class KI, IO, 6.50%, 03/20/2039	77
401	Series 2009-14, Class NI, IO, 6.50%, 03/20/2039	105
166	Series 2009-24, Class DS, IF, IO, 5.07%, 03/20/2039 (z)	8
242	Series 2009-25, Class SE, IF, IO, 6.37%, 09/20/2038 (z)	46
134	Series 2009-33, Class CI, IO, 5.50%, 05/20/2039	25
297	Series 2009-33, Class TI, IO, 6.00%, 05/20/2039	62
698	Series 2009-42, Class SC, IF, IO, 4.85%, 06/20/2039 (z)	102
363	Series 2009-43, Class SA, IF, IO, 4.72%, 06/20/2039 (z)	53
2,265	Series 2009-54, Class JZ, 5.50%, 07/20/2039	2,546
649	Series 2009-64, Class SN, IF, IO, 4.87%, 07/16/2039 (z)	80
137	Series 2009-65, Class IQ, IO, 6.00%, 12/20/2038	16
514	Series 2009-67, Class SA, IF, IO, 4.82%, 08/16/2039 (z)	75

SEE NOTES TO FINANCIAL STATEMENTS.

220	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
968	Series 2009-72, Class SM, IF, IO, 5.02%, 08/16/2039 (z)	156
353	Series 2009-79, Class OK, PO, 11/16/2037	324
769	Series 2009-102, Class SM, IF, IO, 5.17%, 06/16/2039 (z)	49
969	Series 2009-104, Class AB, 7.00%, 08/16/2039	1,077
1,019	Series 2009-106, Class AS, IF, IO, 5.17%, 11/16/2039 (z)	156
1,337	Series 2009-106, Class ST, IF, IO, 4.77%, 02/20/2038 (z)	218
1,121	Series 2009-121, Class VA, 5.50%, 11/20/2020	1,140
101	Series 2010-14, Class AO, PO, 12/20/2032	98
196	Series 2010-14, Class BO, PO, 11/20/2035	169
1,274	Series 2010-14, Class CO, PO, 08/20/2035	1,156
246	Series 2010-14, Class QP, 6.00%, 12/20/2039	251
1,509	Series 2010-41, Class WA, 5.82%, 10/20/2033 (z)	1,701
759	Series 2010-103, Class WA, 5.72%, 08/20/2034 (z)	848
815	Series 2010-129, Class AW, 6.08%, 04/20/2037 (z)	909
728	Series 2010-130, Class CP, 7.00%, 10/16/2040	846
2,118	Series 2010-157, Class OP, PO, 12/20/2040	1,879
2,009	Series 2011-22, Class WA, 5.93%, 02/20/2037 (z)	2,225
2,450	Series 2011-97, Class WA, 6.10%, 11/20/2038 (z)	2,754
3,202	Series 2011-137, Class WA, 5.55%, 07/20/2040 (z)	3,615
2,453	Series 2011-163, Class WA, 5.85%, 12/20/2038 (z)	2,779
4,420	Series 2012-24, Class WA, 5.57%, 07/20/2041 (z)	5,015
5,003	Series 2012-52, Class WA, 6.15%, 04/20/2038 (z)	5,764
1,143	Series 2012-59, Class WA, 5.57%, 08/20/2038 (z)	1,302
5,889	Series 2012-138, Class PT, 3.95%, 11/16/2042 (z)	6,208
6,529	Series 2012-141, Class WA, 4.53%, 11/16/2041 (z)	7,117
6,754	Series 2012-141, Class WB, 3.96%, 09/16/2042 (z)	7,143
4,150	Series 2012-141, Class WC, 3.71%, 01/20/2042 (z)	4,346

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

1,782	Series 2012-H24, Class FG, 1.65%, 04/20/2060 (z)	1,784
561	Series 2012-H30, Class JA, 1.70%, 01/20/2060 (z)	561
195	Series 2012-H30, Class PA, 1.67%, 11/20/2059 (z)	195
7,524	Series 2012-H31, Class FD, 1.56%, 12/20/2062 (z)	7,475
2,506	Series 2013-26, Class AK, 4.66%, 09/20/2041 (z)	2,718
3,205	Series 2013-54, Class WA, 4.73%, 11/20/2042 (z)	3,466
980	Series 2013-75, Class WA, 5.22%, 06/20/2040 (z)	1,076
9,765	Series 2013-H01, Class FA, 1.65%, 01/20/2063	9,724
4,533	Series 2013-H01, Class JA, 1.54%, 01/20/2063 (z)	4,500
254	Series 2013-H02, Class HF, 1.52%, 11/20/2062 (z)	254
441	Series 2013-H03, Class FA, 1.52%, 08/20/2060 (z)	441
2,965	Series 2013-H04, Class SA, 1.64%, 02/20/2063 (z)	2,950
918	Series 2013-H05, Class FB, 1.62%, 02/20/2062 (z)	918
2,131	Series 2013-H07, Class GA, 1.69%, 03/20/2063 (z)	2,127
5,342	Series 2013-H07, Class HA, 1.63%, 03/20/2063 (z)	5,319
3,061	Series 2013-H07, Class MA, 1.77%, 04/20/2062 (z)	3,068
1,965	Series 2013-H08, Class BF, 1.62%, 03/20/2063 (z)	1,954
4,181	Series 2013-H08, Class FC, 1.67%, 02/20/2063 (z)	4,169
5,215	Series 2013-H09, Class HA, 1.65%, 04/20/2063	5,158
2,526	Series 2014-188, Class W, 4.65%, 10/20/2041 (z)	2,718
1,021	Series 2014-H17, Class FC, 1.72%, 07/20/2064 (z)	1,020
1,750	Series 2015-91, Class W, 5.25%, 05/20/2040 (z)	1,939
664	Series 2015-137, Class WA, 5.48%, 01/20/2038 (z)	745
5,589	Series 2015-H26, Class FG, 1.74%, 10/20/2065 (z)	5,585
10,722	Series 2015-H29, Class FL, 1.82%, 11/20/2065 (z)	10,756

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	221

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
4,415	Series 2015-H32, Class FH, 1.88%, 12/20/2065 (z)	4,443
11,338	Series 2016-90, Class LI, IO, 4.00%, 07/20/2046	2,032
5,017	Series 2016-H07, Class FA, 1.97%, 03/20/2066 (z)	5,070
9,403	Series 2016-H07, Class FQ, 1.92%, 03/20/2066 (z)	9,479
2,436	Series 2016-H11, Class FD, 2.20%, 05/20/2066 (z)	2,462
8,723	Series 2016-H13, Class FD, 1.60%, 05/20/2066 (z)	8,763
6,173	Series 2016-H13, Class FT, 1.80%, 05/20/2066 (z)	6,184
8,495	Series 2016-H16, Class FC, 2.11%, 07/20/2066 (z)	8,571
5,828	Series 2016-H17, Class FC, 2.05%, 08/20/2066 (z)	5,884
1,839	Series 2016-H26, Class FC, 2.22%, 12/20/2066 (z)	1,875
2,396	Series 2017-99, Class PT, 6.03%, 08/20/2044 (z)	2,730
7,146	Series 2017-H08, Class XI, IO, 2.08%, 03/20/2067 (z)	942
19,045	Series 2017-H11, Class XI, IO, 2.03%, 05/20/2067 (z)	2,366
9,980	Series 2017-H14, Class AI, IO, 2.05%, 06/20/2067 (z)	1,117
8,474	Series 2017-H14, Class XI, IO, 1.71%, 06/20/2067 (z)	873
	GSMPS Mortgage Loan Trust,
384	Series 2001-2, Class A, 7.50%, 06/19/2032 (e) (z)	387
176	Series 2004-4, Class 1AF, 1.63%, 06/25/2034 (e) (z)	159
349	Series 2005-RP2, Class 1AF, 1.58%, 03/25/2035 (e) (z)	319
2,128	Series 2005-RP3, Class 1AF, 1.58%, 09/25/2035 (e) (z)	1,854
967	Series 2005-RP3, Class 1AS, IO, 3.40%, 09/25/2035 (e) (z) (bb)	107
2,032	Series 2006-RP2, Class 1AS2, IF, IO, 4.86%, 04/25/2036 (e) (z) (bb)	242
	GSR Mortgage Loan Trust,
97	Series 2003-13, Class 1A1, 3.28%, 10/25/2033 (z)	99
25	Series 2003-6F, Class A2, 1.63%, 09/25/2032 (z)	24
385	Series 2003-7F, Class 1A4, 5.25%, 06/25/2033	397

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

304	Series 2004-13F, Class 3A3, 6.00%, 11/25/2034	311
40	Series 2004-3F, Class 3A8, 13.50%, 02/25/2034	47
561	Series 2004-6F, Class 2A4, 5.50%, 05/25/2034	577
649	Series 2004-8F, Class 2A3, 6.00%, 09/25/2034	667
96	Series 2005-5F, Class 8A3, 1.73%, 06/25/2035 (z)	91
1,059	Series 2005-7F, Class 3A9, 6.00%, 09/25/2035	1,124
167	Series 2006-1F, Class 1AP, PO, 02/25/2036 (bb)	137
2,989	Series 2006-1F, Class 2A4, 6.00%, 02/25/2036	2,678
769	Series 2007-1F, Class 2A4, 5.50%, 01/25/2037	763
3,325	Headlands Residential LLC, Series 2017-RPL1, Class A, SUB, 3.88%, 08/25/2022 (e)	3,325
1,445	Homeowner Assistance Program Reverse Mortgage Loan Trust, Series 2013-RM1, Class A, 4.00%, 05/26/2053 (e) (bb)	1,439
126	Impac CMB Trust, Series 2005-2, Class 2M1, 2.01%, 04/25/2035 (z) (bb)	114
566	Impac Secured Assets CMN Owner Trust, Series 2001-8, Class A6, 6.44%, 01/25/2032	580
502	Impac Secured Assets Trust, Series 2006-2, Class 2A1, 1.58%, 08/25/2036 (z)	491
167	IndyMac INDX Mortgage Loan Trust, Series 2006-AR3, Class 2A1A, 3.29%, 03/25/2036 (z)	155
	JP Morgan Mortgage Trust,
264	Series 2004-A3, Class 4A1, 3.84%, 07/25/2034 (z)	272
175	Series 2004-A4, Class 1A1, 3.82%, 09/25/2034 (z)	179
36	Series 2004-S1, Class 1A7, 5.00%, 09/25/2034	36
494	Series 2005-A1, Class 3A4, 3.56%, 02/25/2035 (z)	507
653	Series 2006-A2, Class 4A1, 3.73%, 08/25/2034 (z)	660
519	Series 2006-A2, Class 5A2, 3.22%, 11/25/2033 (z)	528
939	Series 2006-A2, Class 5A3, 3.22%, 11/25/2033 (z)	954
203	Series 2006-A3, Class 6A1, 3.57%, 08/25/2034 (z)	204
289	Series 2007-A1, Class 5A2, 3.48%, 07/25/2035 (z)	297

SEE NOTES TO FINANCIAL STATEMENTS.

222	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
47		Series 2014-1, Class 1A11, 4.00%, 01/25/2044 (e) (z)	49
—	(h)	Kidder Peabody Mortgage Assets Trust, Series B, Class A1, PO, 04/22/2018 (bb)	—	(h)
		Lehman Mortgage Trust,
394		Series 2006-2, Class 1A1, 5.84%, 04/25/2036 (z)	357
207		Series 2007-6, Class 1A8, 6.00%, 07/25/2037	194
587		Series 2008-2, Class 1A6, 6.00%, 03/25/2038	428
		MASTR Adjustable Rate Mortgages Trust,
128		Series 2004-3, Class 4A2, 3.07%, 04/25/2034 (z)	120
28		Series 2004-4, Class 2A1, 2.99%, 05/25/2034 (z)	26
174		Series 2004-13, Class 2A1, 3.18%, 04/21/2034 (z)	178
929		Series 2004-13, Class 3A7, 3.43%, 11/21/2034 (z)	952
201		Series 2004-15, Class 3A1, 3.87%, 12/25/2034 (z)	196
		MASTR Alternative Loan Trust,
244		Series 2003-4, Class 2A1, 6.25%, 06/25/2033	254
111		Series 2003-8, Class 3A1, 5.50%, 12/25/2033	115
51		Series 2003-8, Class 5A1, 5.00%, 11/25/2018	52
88		Series 2003-9, Class 8A1, 6.00%, 01/25/2034	91
75		Series 2004-1, Class 30PO, PO, 02/25/2034 (bb)	65
297		Series 2004-3, Class 2A1, 6.25%, 04/25/2034	310
159		Series 2004-3, Class 30PO, PO, 04/25/2034 (bb)	133
132		Series 2004-3, Class 30X1, IO, 6.00%, 04/25/2034 (bb)	29
210		Series 2004-5, Class 30PO, PO, 06/25/2034 (bb)	188
83		Series 2004-5, Class 30X1, IO, 6.00%, 06/25/2034 (bb)	15
91		Series 2004-6, Class 30X1, IO, 5.50%, 07/25/2034 (bb)	20
825		Series 2004-6, Class 7A1, 6.00%, 07/25/2034	819
60		Series 2004-7, Class 30PO, PO, 08/25/2034 (bb)	49
279		Series 2004-7, Class AX1, IO, 5.50%, 08/25/2034 (bb)	56
51		Series 2004-10, Class 1A1, 4.50%, 09/25/2019	52

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

1,495	Series 2005-3, Class AX2, IO, 6.00%, 04/25/2035 (bb)	280
	MASTR Asset Securitization Trust,
2	Series 2003-11, Class 15PO, PO, 12/25/2018 (bb)	2
88	Series 2003-12, Class 6A1, 5.00%, 12/25/2033	88
18	Series 2004-1, Class 30PO, PO, 02/25/2034 (bb)	15
24	Series 2004-3, Class PO, PO, 03/25/2034 (bb)	23
16	Series 2004-4, Class 3A1, 4.50%, 04/25/2019	16
11	Series 2004-8, Class 1A1, 4.75%, 08/25/2019	11
13	Series 2004-8, Class PO, PO, 08/25/2019 (bb)	13
15	Series 2004-9, Class 5A1, 5.25%, 09/25/2019	15
134	Series 2004-P7, Class A6, 5.50%, 12/27/2033 (e)	138
1,922	MASTR Reperforming Loan Trust, Series 2005-2, Class 1A1F, 1.58%, 05/25/2035 (e) (z)	1,629
200	MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/2035 (e) (bb)	158
	Merrill Lynch Mortgage Investors Trust,
219	Series 2003-A, Class 2A2, 2.28%, 03/25/2028 (z)	219
116	Series 2003-A4, Class 2A, 3.55%, 07/25/2033 (z)	114
356	Series 2003-A5, Class 2A6, 3.37%, 08/25/2033 (z)	363
761	Series 2003-E, Class A1, 1.85%, 10/25/2028 (z)	743
1,371	Series 2003-F, Class A1, 1.87%, 10/25/2028 (z)	1,344
431	Series 2004-1, Class 2A1, 3.13%, 12/25/2034 (z)	434
490	Series 2004-A4, Class A2, 3.29%, 08/25/2034 (z)	502
499	Series 2004-D, Class A2, 2.18%, 09/25/2029 (z)	481
281	Series 2004-E, Class A2A, 2.13%, 11/25/2029 (z)	280
52	Series 2005-A1, Class 3A, 3.37%, 12/25/2034 (z)	53
1	ML Trust XLVII, Series 47, Class Z, 8.99%, 10/20/2020 (bb)	1
544	Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4A, 5.67%, 04/25/2034 (z)	573

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	223

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
—	(h)	Morgan Stanley Mortgage Trust, Series 35, Class 2, HB, IF, 3,727.66%, 04/20/2021 (z)	—	(h)
		MortgageIT Trust,
304		Series 2005-1, Class 1A1, 1.87%, 02/25/2035 (z)	295
137		Series 2005-5, Class A1, 1.49%, 12/25/2035 (z)	132
392		NACC Reperforming Loan REMIC Trust, Series 2004-R2, Class A1, 6.50%, 10/25/2034 (e) (z)	383
		Nomura Asset Acceptance Corp. Alternative Loan Trust,
81		Series 2003-A1, Class A1, 5.50%, 05/25/2033	82
38		Series 2003-A1, Class A2, 6.00%, 05/25/2033	39
23		Series 2003-A1, Class A5, 7.00%, 04/25/2033	24
1		Series 2003-A1, Class A7, 5.00%, 04/25/2018	1
		Prime Mortgage Trust,
17		Series 2004-1, Class 2A3, 5.25%, 08/25/2034	17
445		Series 2004-CL1, Class 1A1, 6.00%, 02/25/2034	466
178		Series 2005-4, Class 2PO, PO, 10/25/2035 (bb)	92
231		Provident Funding Mortgage Loan Trust, Series 2005-1, Class 2A1, 3.42%, 05/25/2035 (z)	226
		RALI Trust,
1		Series 2002-QS16, Class A3, IF, 14.04%, 10/25/2017 (z)	1
5		Series 2003-QS3, Class A2, IF, 13.78%, 02/25/2018 (z)	5
21		Series 2003-QS9, Class A3, IF, IO, 6.32%, 05/25/2018 (z) (bb)	—	(h)
32		Series 2003-QS12, Class A2A, IF, IO, 6.37%, 06/25/2018 (z) (bb)	—	(h)
14		Series 2003-QS12, Class A5, IO, 5.00%, 06/25/2018 (bb)	—	(h)
72		Series 2003-QS14, Class A1, 5.00%, 07/25/2018	72
52		Series 2003-QS18, Class A1, 5.00%, 09/25/2018	53
603		Series 2004-QA4, Class NB3, 4.46%, 09/25/2034 (z) (bb)	614
172		Series 2004-QA6, Class NB2, 3.74%, 12/26/2034 (z)	152
875		Series 2004-QS7, Class A4, 5.50%, 05/25/2034	887

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

978		Series 2005-QA6, Class A32, 4.55%, 05/25/2035 (z)	821
150		Series 2005-QA10, Class A31, 4.15%, 09/25/2035 (z)	126
279		Series 2007-QS1, Class 1A1, 6.00%, 01/25/2037	260
		RBSSP Resecuritization Trust,
563		Series 2009-1, Class 1A1, 6.50%, 02/26/2036 (e) (z)	594
116		Series 2009-2, Class 1A1, 7.00%, 08/26/2037 (e) (z)	119
364		Series 2009-12, Class 1A1, 5.61%, 11/25/2033 (e) (z)	374
478		Series 2012-6, Class 2A1, 1.39%, 10/26/2036 (e) (z) (bb)	478
		Residential Asset Securitization Trust,
—	(h)	Series 2002-A13, Class A4, 5.25%, 12/25/2017	—	(h)
182		Series 2003-A5, Class A1, 5.50%, 06/25/2033	184
9		Series 2003-A14, Class A1, 4.75%, 02/25/2019	9
489		Series 2004-IP2, Class 1A1, 3.33%, 12/25/2034 (z)	497
2,965		Series 2005-A2, Class A4, IF, IO, 3.82%, 03/25/2035 (z) (bb)	313
1,216		Series 2005-A16, Class AX, IO, 5.75%, 02/25/2036 (bb)	272
434		Series 2006-A4, Class 2A5, 6.00%, 05/25/2036	417
290		Series 2006-A6, Class 2A13, 6.00%, 07/25/2036	254
		RFMSI Trust,
8		Series 2003-S14, Class A4, PO, 07/25/2018 (bb)	8
25		Series 2003-S16, Class A3, 5.00%, 09/25/2018	24
294		Series 2005-SA4, Class 1A1, 3.54%, 09/25/2035 (z)	244
		Sequoia Mortgage Trust,
551		Series 2003-1, Class 1A, 1.99%, 04/20/2033 (z)	526
896		Series 2004-8, Class A1, 1.93%, 09/20/2034 (z)	859
842		Series 2004-8, Class A2, 2.20%, 09/20/2034 (z)	829
2,097		Series 2004-9, Class A1, 1.91%, 10/20/2034 (z)	2,007
707		Series 2004-10, Class A1A, 1.85%, 11/20/2034 (z)	702

SEE NOTES TO FINANCIAL STATEMENTS.

224	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Springleaf Mortgage Loan Trust,
657	Series 2013-2A, Class A, 1.78%, 12/25/2065 (e) (z)	656
1,493	Series 2013-2A, Class M1, 3.52%, 12/25/2065 (e) (z)	1,490
	Structured Asset Mortgage Investments II Trust,
995	Series 2004-AR5, Class 1A1, 1.89%, 10/19/2034 (z)	958
1,567	Series 2005-AR5, Class A3, 1.48%, 07/19/2035 (z)	1,508
1,279	Structured Asset Securities Corp., Series 2003-37A, Class 2A, 3.09%, 12/25/2033 (z)	1,277
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
393	Series 2003-33H, Class 1A1, 5.50%, 10/25/2033	400
172	Series 2003-33H, Class 1APO, PO, 10/25/2033 (bb)	158
381	Series 2003-34A, Class 3A3, 3.37%, 11/25/2033 (z)	384
890	Series 2004-5H, Class A4, 5.54%, 12/25/2033	912
	Thornburg Mortgage Securities Trust,
75	Series 2003-4, Class A1, 1.87%, 09/25/2043 (z)	73
71	Series 2004-1, Class II2A, 2.27%, 03/25/2044 (z) (bb)	69
	Vendee Mortgage Trust,
1,932	Series 1994-1, Class 2ZB, 6.50%, 02/15/2024	2,114
325	Series 1996-1, Class 1Z, 6.75%, 02/15/2026	367
179	Series 1996-2, Class 1Z, 6.75%, 06/15/2026	201
365	Series 1997-1, Class 2Z, 7.50%, 02/15/2027	419
259	Series 1998-1, Class 2E, 7.00%, 03/15/2028	300
	WaMu Mortgage Pass-Through Certificates Trust,
4	Series 2002-S8, Class 2A7, 5.25%, 01/25/2018	4
423	Series 2003-AR7, Class A7, 3.13%, 08/25/2033 (z)	427
371	Series 2003-AR8, Class A, 3.21%, 08/25/2033 (z)	375
1,186	Series 2003-AR9, Class 1A6, 3.09%, 09/25/2033 (z)	1,207
328	Series 2003-AR9, Class 2A, 3.24%, 09/25/2033 (z)	331

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

846	Series 2003-AR11, Class A6, 2.90%, 10/25/2033 (z)	854
349	Series 2003-S1, Class A5, 5.50%, 04/25/2033	357
105	Series 2003-S3, Class 1A4, 5.50%, 06/25/2033	105
6	Series 2003-S7, Class A1, 4.50%, 08/25/2018	6
29	Series 2003-S8, Class A6, 4.50%, 09/25/2018	29
874	Series 2003-S9, Class A8, 5.25%, 10/25/2033	911
27	Series 2003-S9, Class P, PO, 10/25/2033 (bb)	24
83	Series 2004-AR3, Class A1, 3.15%, 06/25/2034 (z)	84
559	Series 2004-AR3, Class A2, 3.15%, 06/25/2034 (z)	569
157	Series 2004-CB2, Class 5A, 5.00%, 07/25/2019	158
42	Series 2004-CB2, Class 7A, 5.50%, 08/25/2019	43
83	Series 2004-CB3, Class 4A, 6.00%, 10/25/2019	85
1,360	Series 2004-S2, Class 2A4, 5.50%, 06/25/2034	1,410
101	Series 2006-AR10, Class 2P, 3.24%, 09/25/2036 (z) (bb)	86
	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust,
96	Series 2005-1, Class 1A1, 5.50%, 03/25/2035	96
4,961	Series 2005-2, Class 1A4, IF, IO, 3.82%, 04/25/2035 (z) (bb)	718
624	Series 2005-4, Class CB7, 5.50%, 06/25/2035	588
61	Series 2005-4, Class DP, PO, 06/25/2020 (bb)	58
544	Series 2005-6, Class 2A4, 5.50%, 08/25/2035	527
6,703	Series 2005-11, Class A4, IF, IO, 3.72%, 01/25/2036 (z) (bb)	941
	Washington Mutual MSC Mortgage Pass-Through Certificates Trust,
352	Series 2004-RA2, Class 2A, 7.00%, 07/25/2033	382
9	Series 2004-RA4, Class 1P, PO, 04/25/2019 (bb)	9
	Wells Fargo Mortgage-Backed Securities Trust,
750	Series 2003-G, Class A1, 3.36%, 06/25/2033 (z)	755

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	225

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
141	Series 2003-K, Class 1A1, 2.96%, 11/25/2033 (z)	143
39	Series 2003-K, Class 1A2, 2.96%, 11/25/2033 (z)	39
93	Series 2004-B, Class A1, 3.03%, 02/25/2034 (z)	93
464	Series 2004-EE, Class 2A1, 3.29%, 12/25/2034 (z)	471
58	Series 2004-EE, Class 2A2, 3.29%, 12/25/2034 (z)	59
299	Series 2004-EE, Class 3A1, 3.64%, 12/25/2034 (z)	309
794	Series 2004-I, Class 1A1, 3.28%, 07/25/2034 (z)	806
1,481	Series 2004-P, Class 2A1, 3.53%, 09/25/2034 (z)	1,515
54	Series 2004-Q, Class 1A3, 3.55%, 09/25/2034 (z)	55
1,416	Series 2004-S, Class A1, 3.38%, 09/25/2034 (z)	1,444
1,131	Series 2004-U, Class A1, 3.44%, 10/25/2034 (z)	1,134
326	Series 2004-V, Class 1A1, 3.39%, 10/25/2034 (z)	330
59	Series 2005-9, Class 1APO, PO, 10/25/2035 (bb)	55
337	Series 2005-AR8, Class 2A1, 3.35%, 06/25/2035 (z)	345
237	Series 2005-AR16, Class 2A1, 3.18%, 02/25/2034 (z)	242
461	Series 2007-7, Class A7, 6.00%, 06/25/2037	464
332	Series 2007-11, Class A14, 6.00%, 08/25/2037	332

	Total Collateralized Mortgage Obligations (Cost $608,202)	629,635

Commercial Mortgage-Backed Securities — 12.5%
	A10 Securitization LLC,
156	Series 2015-1, Class A2, 3.13%, 04/15/2034 (e)	157
375	Series 2015-1, Class B, 4.12%, 04/15/2034 (e)	375
2,100	Series 2015-1, Class C, 4.45%, 04/15/2034 (e) (bb)	2,093
3,655	Access PT Funding Trust, Series 2016-1, 7.00%, 02/15/2023 (bb)	3,665
	BAMLL Commercial Mortgage Securities Trust,
1,120	Series 2012-PARK, Class A, 2.96%, 12/10/2030 (e)	1,153

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

1,000	Series 2014-520M, Class A, 4.33%, 08/15/2046 (e) (z)	1,100
2,500	Series 2014-520M, Class C, 4.35%, 08/15/2046 (e) (z) (bb)	2,432
5,185	Series 2016-FR14, Class A, 3.10%, 02/27/2048 (e) (z)	4,951
	BAMLL Re-REMIC Trust,
3,000	Series 2014-FRR5, Class A714, PO, 01/27/2047 (e)	2,671
4,000	Series 2014-FRR5, Class AK30, PO, 06/27/2045 (e)	3,156
3,585	Series 2014-FRR8, Class A, 2.23%, 11/26/2047 (e) (z)	3,113
2,795	Series 2015-FR11, Class A705, 1.84%, 09/27/2044 (e) (z)	2,750
4,500	Series 2015-FR11, Class AK25, 2.76%, 09/27/2045 (e) (z)	4,215
6,365	Series 2016-FR13, Class A, 1.71%, 08/27/2045 (e) (z)	5,779
1,985	Series 2016-FR16, Class A, 1.00%, 05/27/2021 (e) (z)	1,837
	BB-UBS Trust,
4,100	Series 2012-SHOW, Class A, 3.43%, 11/05/2036 (e)	4,259
3,575	Series 2012-SHOW, Class E, 4.16%, 11/05/2036 (e) (z)	3,552
966	Series 2012-TFT, Class A, 2.89%, 06/05/2030 (e)	962
70	Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class AMFL, 1.92%, 06/11/2050 (e) (z)	70
1,694	Citigroup Commercial Mortgage Trust, Series 2013-SMP, Class A, 2.11%, 01/12/2030 (e)	1,695
	Commercial Mortgage Trust,
291	Series 2006-GG7, Class AM, 5.96%, 07/10/2038 (z)	290
5,101	Series 2012-CR2, Class XA, IO, 1.84%, 08/15/2045 (z) (bb)	342
1,500	Series 2013-300P, Class A1, 4.35%, 08/10/2030 (e)	1,648
140,365	Series 2013-CR9, Class XB, IO, 0.25%, 07/10/2045 (e) (z) (bb)	1,735
1,247	Series 2013-SFS, Class A2, 3.09%, 04/12/2035 (e) (z)	1,276
1,500	Series 2014-CR19, Class A5, 3.80%, 08/10/2047	1,600
2,500	Series 2014-TWC, Class A, 2.08%, 02/13/2032 (e) (z)	2,505

SEE NOTES TO FINANCIAL STATEMENTS.

226	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
1,542	Series 2015-CR24, Class A5, 3.70%, 08/10/2048	1,639
1,562	Series 2015-CR25, Class A4, 3.76%, 08/10/2048	1,667
1,700	CSMC OA LLC, Series 2014-USA, Class D, 4.37%, 09/15/2037 (e) (bb)	1,631
1,664	DBWF Mortgage Trust, Series 2015-LCM, Class A1, 3.00%, 06/10/2034 (e)	1,689
	FHLMC, Multifamily Structured Pass-Through Certificates,
2,557	Series K029, Class A2, 3.32%, 02/25/2023 (z)	2,710
4,000	Series K037, Class A2, 3.49%, 01/25/2024	4,285
1,848	Series K065, Class A2, 3.24%, 04/25/2027	1,947
993	Series K065, Class AM, 3.33%, 05/25/2027	1,039
532	Series KJ02, Class A2, 2.60%, 09/25/2020	541
4,358	Series KJ07, Class A2, 2.31%, 12/25/2022	4,343
2,381	Series KJ08, Class A2, 2.36%, 08/25/2022	2,416
2,069	Series KJ09, Class A2, 2.84%, 09/25/2022	2,135
5,000	Series KPLB, Class A, 2.77%, 05/25/2025	5,101
2,000	Series KS01, Class A2, 2.52%, 01/25/2023	2,036
	FNMA ACES,
3,010	Series 2010-M1, Class A2, 4.45%, 09/25/2019	3,143
9,480	Series 2011-M2, Class A3, 3.76%, 04/25/2021	10,016
5,000	Series 2011-M4, Class A2, 3.73%, 06/25/2021	5,312
2,500	Series 2014-M3, Class A2, 3.50%, 01/25/2024 (z)	2,678
1,640	Series 2014-M9, Class A2, 3.10%, 07/25/2024 (z)	1,712
2,374	Series 2015-M2, Class A3, 3.15%, 12/25/2024 (z)	2,478
3,000	Series 2015-M3, Class A2, 2.72%, 10/25/2024	3,048
1,230	Series 2015-M7, Class A2, 2.59%, 12/25/2024	1,240
7,777	Series 2015-M10, Class A2, 3.09%, 04/25/2027 (z)	8,009
3,091	Series 2015-M13, Class A2, 2.80%, 06/25/2025 (z)	3,138
5,000	Series 2016-M2, Class AV2, 2.15%, 01/25/2023	4,990
4,500	Series 2016-M6, Class A2, 2.49%, 05/25/2026	4,452
10,000	Series 2017-M3, Class A2, 2.57%, 12/25/2026 (z)	9,942

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

2,689	Series 2017-M5, Class A2, 3.30%, 04/25/2029	2,782
2,860	Series 2017-M8, Class A2, 3.06%, 05/25/2027 (z)	2,962
3,876	FNMA Grantor Trust, Series 2017-T1, Class A, 2.90%, 06/25/2027	3,925
7,200	FORT CRE LLC, Series 2016-1A, Class D, 7.08%, 05/21/2036 (e) (z)	7,235
	FREMF Mortgage Trust,
1,143	Series 2013-K28, Class C, 3.61%, 06/25/2046 (e) (z) (bb)	1,144
3,099	Series 2014-K39, Class C, 4.28%, 08/25/2047 (e) (z) (bb)	3,166
2,125	Series 2014-K40, Class C, 4.21%, 11/25/2047 (e) (z) (bb)	2,152
1,830	Series 2014-K41, Class C, 3.96%, 11/25/2047 (e) (z) (bb)	1,824
2,510	Series 2015-K44, Class B, 3.81%, 01/25/2048 (e) (z) (bb)	2,567
3,075	Series 2015-K45, Class B, 3.71%, 04/25/2048 (e) (z) (bb)	3,104
3,000	Series 2015-K46, Class C, 3.82%, 04/25/2048 (e) (z) (bb)	2,922
5,545	Series 2015-K48, Class B, 3.76%, 08/25/2048 (e) (z) (bb)	5,649
5,000	Series 2015-K48, Class C, 3.76%, 08/25/2048 (e) (z)	4,844
3,000	Series 2015-K49, Class C, 3.85%, 10/25/2048 (e) (z)	2,921
2,100	Series 2015-K50, Class B, 3.91%, 10/25/2048 (e) (z) (bb)	2,142
1,000	Series 2015-K51, Class B, 4.09%, 10/25/2048 (e) (z)	1,038
6,000	Series 2015-K720, Class B, 3.51%, 07/25/2022 (e) (z) (bb)	6,053
1,902	Series 2016-K59, Class B, 3.70%, 11/25/2049 (e) (z) (bb)	1,902
3,563	Series 2016-K60, Class B, 3.66%, 12/25/2049 (e) (z) (bb)	3,547
5,250	Series 2016-K722, Class B, 3.97%, 07/25/2049 (e) (z)	5,407
2,566	GS Mortgage Securities Corp. II, Series 2013-KING, Class A, 2.71%, 12/10/2027 (e)	2,606
	GS Mortgage Securities Corp. Trust,
20,000	Series 2012-SHOP, Class XA, IO, 1.44%, 06/05/2031 (e) (z) (bb)	393
2,444	Series 2013-NYC5, Class A, 2.32%, 01/10/2030 (e)	2,448

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	227

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
2,579	GS Mortgage Securities Trust, Series 2006-GG8, Class X, IO, 1.08%, 11/10/2039 (e) (z) (bb)	—	(h)
	JP Morgan Chase Commercial Mortgage Securities Trust,
13,333	Series 2006-CB15, Class X1, IO, 0.48%, 06/12/2043 (z) (bb)	17
600	Series 2006-LDP9, Class AMS, 5.34%, 05/15/2047	595
351	Series 2007-C1, Class A4, 5.72%, 02/15/2051	351
	JPMCC Re-REMIC Trust,
6,900	Series 2014-FRR1, Class A707, 4.35%, 01/27/2047 (e)	6,945
1,000	Series 2014-FRR1, Class B702, 4.23%, 04/27/2044 (e)	993
1,500	Series 2014-FRR1, Class BK10, 2.58%, 11/27/2049 (e) (z)	1,446
3,500	Series 2015-FRR2, Class AK36, 2.30%, 12/27/2046 (e) (z)	3,171
2,686	Ladder Capital Commercial Mortgage Trust, Series 2013-GCP, Class A2, 3.99%, 02/15/2036 (e)	2,854
5,229	LB-UBS Commercial Mortgage Trust, Series 2006-C1, Class XCL, IO, 0.26%, 02/15/2041 (e) (z) (bb)	—	(h)
8	ML-CFC Commercial Mortgage Trust, Series 2007-9, Class A4, 5.70%, 09/12/2049	8
1,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A3, 3.67%, 02/15/2047	1,051
	Morgan Stanley Capital I Trust,
1,038	Series 2011-C3, Class A3, 4.05%, 07/15/2049	1,073
1,173	Series 2012-C4, Class A3, 2.99%, 03/15/2045	1,195
	Morgan Stanley Re-REMIC Trust,
1,433	Series 2012-IO, Class AXA, 1.00%, 03/27/2051 (e)	1,433
20	Series 2012-XA, Class A, 2.00%, 07/27/2049 (e)	20
3,410	Series 2012-XA, Class B, 0.25%, 07/27/2049 (e) (bb)	3,208
	PFP Ltd., (Cayman Islands),
394	Series 2015-2, Class A, 2.68%, 07/14/2034 (e) (z)	394
704	Series 2015-2, Class C, 4.48%, 07/14/2034 (e) (z) (bb)	705
487	Series 2015-2, Class D, 5.23%, 07/14/2034 (e) (z) (bb)	488

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

2,475	RAIT Trust, Series 2015-FL5, Class B, 5.13%, 01/15/2031 (e) (z) (bb)	2,478
2,123	RBS Commercial Funding, Inc. Trust, Series 2013-SMV, Class A, 3.26%, 03/11/2031 (e)	2,140
981	Resource Capital Corp. Ltd., (Cayman Islands), Series 2015-CRE4, Class B, 4.23%, 08/15/2032 (e) (z) (bb)	971
6,477	UBS Commercial Mortgage Trust, Series 2012-C1, Class XA, IO, 2.27%, 05/10/2045 (e) (z)	508
3,015	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.66%, 06/10/2030 (e)	3,124
	UBS-Barclays Commercial Mortgage Trust,
1,300	Series 2012-C2, Class A4, 3.53%, 05/10/2063	1,367
11,511	Series 2012-C2, Class XA, IO, 1.54%, 05/10/2063 (e) (z) (bb)	599
857	Series 2013-C6, Class A4, 3.24%, 04/10/2046	891
	VNDO Mortgage Trust,
2,991	Series 2012-6AVE, Class A, 3.00%, 11/15/2030 (e)	3,085
2,500	Series 2013-PENN, Class A, 3.81%, 12/13/2029 (e)	2,634
5,633	Wachovia Bank Commercial Mortgage Trust, Series 2006-C24, Class XC, IO, 0.11%, 03/15/2045 (e) (z) (bb)	—	(h)
	Wells Fargo Commercial Mortgage Trust,
3,000	Series 2013-120B, Class A, 2.80%, 03/18/2028 (e) (z)	3,042
1,458	Series 2015-C30, Class A4, 3.66%, 09/15/2058	1,545
	WFRBS Commercial Mortgage Trust,
1,250	Series 2011-C3, Class A4, 4.38%, 03/15/2044 (e)	1,334
1,200	Series 2012-C6, Class A4, 3.44%, 04/15/2045	1,257
750	Series 2013-C11, Class D, 4.35%, 03/15/2045 (e) (z) (bb)	702

	Total Commercial Mortgage-Backed Securities (Cost $267,395)	277,075

Corporate Bond — 0.1%
	Financials — 0.1%
	Diversified Financial Services — 0.1%
1,625	P FIN II LLC, (1 Month LIBOR + 4.35%), 5.58%, 05/20/2022 (aa) (bb) (Cost $1,625)	1,617

SEE NOTES TO FINANCIAL STATEMENTS.

228	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage-Backed Securities — 42.7%
	FHLMC,
96	ARM, 2.86%, 12/01/2033 (z)	101
99	ARM, 2.92%, 05/01/2037 (z)	103
145	ARM, 2.94%, 01/01/2035 (z)	153
331	ARM, 2.97%, 11/01/2036 (z)	350
59	ARM, 3.00%, 10/01/2037 (z)	62
135	ARM, 3.06%, 08/01/2036 (z)	141
85	ARM, 3.07%, 10/01/2036 (z)	88
113	ARM, 3.12%, 05/01/2036 (z)	119
145	ARM, 3.14%, 11/01/2036 (z)	152
133	ARM, 3.14%, 11/01/2036 (z)	140
168	ARM, 3.14%, 11/01/2036 (z)	176
10	ARM, 3.18%, 01/01/2030 (z)	11
226	ARM, 3.19%, 10/01/2036 (z)	237
344	ARM, 3.27%, 03/01/2037 (z)	359
59	ARM, 3.30%, 03/01/2035 (z)	62
94	ARM, 3.31%, 09/01/2037 (z)	99
107	ARM, 3.34%, 03/01/2036 (z)	112
37	ARM, 3.37%, 02/01/2037 (z)	39
115	ARM, 3.40%, 09/01/2036 (z)	121
97	ARM, 3.48%, 04/01/2034 (z)	102
99	ARM, 3.50%, 12/01/2035 (z)	105
111	ARM, 3.51%, 02/01/2037 (z)	117
311	ARM, 3.51%, 10/01/2036 (z)	333
4	ARM, 3.56%, 10/01/2036 (z)	4
79	ARM, 3.59%, 12/01/2036 (z)	84
104	ARM, 3.62%, 05/01/2038 (z)	109
281	ARM, 3.69%, 06/01/2036 (z)	297
51	ARM, 3.69%, 07/01/2037 (z)	54
59	ARM, 3.71%, 02/01/2037 (z)	63
141	ARM, 3.77%, 04/01/2038 (z)	150
58	ARM, 3.94%, 02/01/2037 (z)	62
131	ARM, 4.02%, 03/01/2036 (z)	141
	FHLMC Gold Pools, 15 Year, Single Family,
4	4.50%, 10/01/2018	5
233	5.50%, 02/01/2021 - 12/01/2022	246
55	6.00%, 04/01/2018 - 03/01/2022	55
37	6.50%, 10/01/2017 - 03/01/2022	38
	FHLMC Gold Pools, 20 Year, Single Family,
1,305	4.00%, 02/01/2032	1,393
786	5.50%, 05/01/2027 - 03/01/2028	861
201	6.00%, 12/01/2022 - 02/01/2024	225
347	6.50%, 01/01/2028	395
	FHLMC Gold Pools, 30 Year, Single Family,
17,544	3.50%, 12/01/2045 - 08/01/2046	18,192
113	4.00%, 10/01/2033	120

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

9,845	4.50%, 05/01/2041 - 10/01/2041	10,615
8,557	5.00%, 11/01/2035 - 06/01/2044	9,373
1,755	5.50%, 01/01/2033 - 03/01/2040	1,958
306	6.00%, 11/01/2028 - 12/01/2033	348
1,665	6.50%, 05/01/2024 - 03/01/2038	1,917
622	7.00%, 07/01/2029 - 10/01/2036	712
41	7.50%, 09/01/2038	49
17	8.50%, 08/01/2030	17
	FHLMC Gold Pools, FHA/VA,
578	7.50%, 01/01/2032 - 12/01/2036	663
125	10.00%, 10/01/2030	134
	FHLMC Gold Pools, Other,
21,744	3.50%, 10/01/2032 - 06/01/2043	22,723
16,445	4.00%, 09/01/2032 - 01/01/2046	17,524
3,152	4.50%, 01/01/2046	3,431
101	5.50%, 02/01/2018 - 11/01/2035	104
886	6.00%, 02/01/2033 - 04/01/2036	953
2,007	6.50%, 11/01/2036 - 10/17/2038	2,295
11	10.50%, 07/20/2021	11
	FNMA,
7,329	ARM, 2.01%, 12/01/2025 (z)	7,322
3,567	ARM, 2.02%, 03/01/2022 (z)	3,574
6	ARM, 2.40%, 09/01/2027 (z)	6
1	ARM, 2.55%, 03/01/2019 (z)	1
342	ARM, 2.57%, 08/01/2034 (z)	349
108	ARM, 2.60%, 10/01/2034 (z)	112
53	ARM, 2.65%, 11/01/2033 (z)	56
153	ARM, 2.78%, 01/01/2033 (z)	157
96	ARM, 2.79%, 01/01/2036 (z)	101
96	ARM, 2.79%, 07/01/2033 (z)	98
107	ARM, 2.84%, 09/01/2034 (z)	113
97	ARM, 2.86%, 09/01/2035 (z)	101
1,140	ARM, 2.89%, 01/01/2035 (z)	1,178
93	ARM, 2.91%, 02/01/2035 (z)	96
142	ARM, 2.91%, 08/01/2034 (z)	149
131	ARM, 2.97%, 02/01/2035 (z)	137
116	ARM, 2.97%, 10/01/2034 (z)	121
208	ARM, 2.97%, 09/01/2036 (z)	215
345	ARM, 2.98%, 12/01/2037 (z)	365
228	ARM, 2.98%, 11/01/2033 (z)	239
463	ARM, 2.99%, 04/01/2035 (z)	489
214	ARM, 3.03%, 10/01/2034 (z)	224
179	ARM, 3.04%, 11/01/2037 (z)	186
98	ARM, 3.09%, 06/01/2035 (z)	103
134	ARM, 3.10%, 09/01/2033 (z)	141
179	ARM, 3.12%, 10/01/2034 (z)	190

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	229

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage-Backed Securities — continued
182	ARM, 3.12%, 10/01/2036 (z)	191
164	ARM, 3.13%, 08/01/2036 (z)	173
89	ARM, 3.13%, 04/01/2034 (z)	93
133	ARM, 3.16%, 02/01/2034 (z)	141
229	ARM, 3.16%, 04/01/2035 (z)	242
332	ARM, 3.17%, 05/01/2035 (z)	345
73	ARM, 3.17%, 08/01/2034 (z)	77
288	ARM, 3.18%, 07/01/2037 (z)	303
154	ARM, 3.21%, 05/01/2034 (z)	162
70	ARM, 3.23%, 01/01/2034 (z)	74
233	ARM, 3.23%, 10/01/2034 (z)	246
185	ARM, 3.26%, 07/01/2033 (z)	195
145	ARM, 3.31%, 12/01/2036 (z)	152
75	ARM, 3.33%, 10/01/2036 (z)	80
111	ARM, 3.36%, 06/01/2034 (z)	116
76	ARM, 3.39%, 11/01/2036 (z)	81
25	ARM, 3.41%, 01/01/2038 (z)	26
79	ARM, 3.42%, 05/01/2035 (z)	83
38	ARM, 3.44%, 12/01/2036 (z)	40
44	ARM, 3.49%, 05/01/2035 (z)	47
172	ARM, 3.52%, 07/01/2036 (z)	182
82	ARM, 3.57%, 07/01/2037 (z)	87
305	ARM, 3.59%, 06/01/2036 (z)	322
1,729	ARM, 3.88%, 03/01/2036 (z)	1,855
16	ARM, 3.95%, 03/01/2029 (z)	17
	FNMA, 15 Year, Single Family,
37	4.50%, 03/01/2019	38
327	5.00%, 06/01/2018 - 08/01/2024	341
294	5.50%, 11/01/2018 - 11/01/2023	304
109	6.00%, 11/01/2017 - 08/01/2021	113
277	6.50%, 12/01/2017 - 02/01/2024	297
23	7.00%, 11/01/2018 - 08/01/2021	23
	FNMA, 20 Year, Single Family,
5,327	3.50%, 12/01/2030 - 08/01/2032	5,584
2,913	4.00%, 01/01/2035	3,134
187	6.00%, 09/01/2029	210
465	6.50%, 05/01/2022 - 12/01/2027	518
8	7.50%, 09/01/2021	9
	FNMA, 30 Year, FHA/VA,
44	6.00%, 09/01/2033	49
1,944	6.50%, 02/01/2029 - 08/01/2039	2,233
86	7.00%, 10/01/2028 - 02/01/2033	98
31	8.00%, 06/01/2028	35
7	8.50%, 03/01/2030 - 06/01/2030	7
56	9.00%, 11/01/2024 - 06/01/2031	61
3	10.00%, 07/01/2019	3

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

1	10.50%, 11/01/2018	1
3	11.00%, 04/01/2019	3
	FNMA, 30 Year, Single Family,
11,136	3.00%, 07/01/2043 - 08/01/2043	11,367
14,394	3.50%, 03/01/2043 - 09/01/2046	14,953
25,022	4.00%, 08/01/2033 - 06/01/2047	26,711
563	4.50%, 05/01/2029 - 09/01/2034	607
704	5.00%, 06/01/2033 - 09/01/2035	782
2,105	5.50%, 11/01/2032 - 05/01/2040	2,387
2,297	6.00%, 12/01/2028 - 11/01/2038	2,624
1,589	6.50%, 11/01/2029 - 09/01/2038	1,827
5,223	7.00%, 04/01/2020 - 02/01/2039	6,141
1,678	7.50%, 08/01/2036 - 04/01/2039	2,083
462	8.00%, 03/01/2027 - 10/01/2036	548
71	8.50%, 12/01/2027 - 02/01/2030	78
3	9.50%, 07/01/2028	4
2	10.00%, 02/01/2024	2
	FNMA, Other,
452	1.66%, 11/01/2017	451
3,963	2.15%, 01/01/2023	3,992
1,605	2.24%, 12/01/2022	1,624
7,821	2.34%, 12/01/2022 - 01/01/2023	7,969
4,225	2.37%, 11/01/2022	4,267
1,834	2.38%, 11/01/2022	1,868
689	2.40%, 01/01/2022	699
6,000	2.40%, 12/01/2022 - 02/01/2023	6,115
3,196	2.42%, 12/01/2022	3,260
2,858	2.47%, 09/01/2022 - 11/01/2022	2,921
920	2.51%, 06/01/2023	942
7,415	2.52%, 10/01/2022	7,593
11,084	2.53%, 10/01/2022 - 12/01/2022	11,359
10,972	2.54%, 11/01/2028	10,775
2,000	2.55%, 10/01/2028	1,972
4,500	2.59%, 11/01/2021 - 10/01/2028	4,527
8,906	2.60%, 06/01/2022 - 09/01/2028	8,996
2,600	2.63%, 09/01/2021 - 11/01/2021	2,655
4,369	2.64%, 04/01/2023 - 08/01/2028	4,411
10,320	2.65%, 08/01/2022 - 03/01/2023	10,616
2,000	2.66%, 12/01/2022	2,061
12,131	2.67%, 07/01/2022 - 12/01/2028	12,382
4,020	2.69%, 12/01/2028	3,999
10,000	2.71%, 11/01/2028	9,987
6,275	2.75%, 03/01/2022 - 07/01/2022	6,482
7,000	2.76%, 06/01/2022	7,243
5,476	2.79%, 06/01/2022 - 06/01/2027	5,653
1,730	2.81%, 05/01/2027	1,766

SEE NOTES TO FINANCIAL STATEMENTS.

230	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage-Backed Securities — continued
9,243	2.83%, 07/01/2022 - 05/01/2027	9,527
1,670	2.84%, 01/01/2025	1,732
7,731	2.86%, 05/01/2022 - 08/01/2022	8,031
1,300	2.87%, 09/01/2027	1,333
1,510	2.89%, 01/01/2025	1,560
3,908	2.90%, 09/01/2022 - 12/01/2024	4,061
3,000	2.92%, 05/01/2030	3,009
3,626	2.94%, 05/01/2022	3,768
6,500	2.95%, 12/01/2024 - 11/01/2025	6,728
1,987	2.96%, 06/01/2030	2,021
4,165	2.97%, 12/01/2024 - 06/01/2030	4,239
4,902	2.98%, 03/01/2022 - 06/01/2022	5,109
10,961	2.99%, 02/01/2022 - 05/01/2031	11,240
7,949	3.00%, 05/01/2022 - 08/01/2043	8,141
6,025	3.02%, 05/01/2022 - 06/01/2025	6,285
26,765	3.03%, 12/01/2021 - 06/01/2031	27,537
2,000	3.04%, 12/01/2024	2,091
1,834	3.07%, 02/01/2027	1,907
4,724	3.08%, 05/01/2022 - 06/01/2027	4,920
7,052	3.09%, 01/01/2022	7,354
8,809	3.10%, 05/01/2022 - 08/01/2029	9,145
4,000	3.11%, 12/01/2024	4,200
11,407	3.12%, 01/01/2022 - 06/01/2035	11,804
12,899	3.13%, 01/01/2022 - 06/01/2030	13,297
11,110	3.14%, 02/01/2022 - 12/01/2026	11,625
6,060	3.17%, 01/01/2029	6,287
5,181	3.20%, 02/01/2022 - 06/01/2030	5,410
2,430	3.23%, 11/01/2020	2,525
10,095	3.24%, 10/01/2026 - 02/01/2032	10,480
4,758	3.24%, 01/01/2022	4,993
4,462	3.25%, 02/01/2027	4,672
1,884	3.27%, 11/01/2020	1,962
9,951	3.28%, 10/01/2020 - 11/01/2030	10,333
6,870	3.29%, 10/01/2020 - 08/01/2026	7,214
1,005	3.30%, 07/01/2030	1,047
4,434	3.32%, 08/01/2030 - 04/01/2032	4,620
4,577	3.34%, 04/01/2029	4,822
2,970	3.35%, 01/01/2029	3,131
3,584	3.36%, 10/01/2020	3,740
4,952	3.37%, 11/01/2020 - 09/01/2030	5,174
1,500	3.38%, 12/01/2023	1,596
687	3.38%, 10/01/2020	716
4,101	3.39%, 12/01/2029 - 09/01/2030	4,315
7,689	3.43%, 09/01/2020 - 11/01/2021	8,059
2,265	3.46%, 04/01/2027	2,392
2,438	3.48%, 12/01/2020	2,554

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

8,406	3.49%, 09/01/2023 - 01/01/2032	8,958
45,825	3.50%, 02/01/2033 - 06/01/2046	47,700
2,500	3.54%, 10/01/2020	2,621
3,845	3.54%, 12/01/2020	4,023
2,000	3.55%, 02/01/2030	2,134
1,501	3.57%, 11/01/2034	1,592
3,707	3.59%, 12/01/2020 - 08/01/2023	3,970
2,682	3.60%, 09/01/2020	2,815
2,389	3.61%, 11/01/2034	2,543
1,924	3.63%, 10/01/2029	2,065
2,314	3.74%, 07/01/2020 - 07/01/2023	2,456
5,000	3.77%, 12/01/2025	5,448
3,762	3.77%, 08/01/2021	4,005
6,200	3.83%, 12/01/2021	6,659
1,764	3.84%, 09/01/2020	1,799
2,256	3.86%, 07/01/2021	2,406
2,931	3.87%, 01/01/2021	3,110
4,929	3.89%, 09/01/2021	5,277
3,376	3.93%, 07/01/2020 - 01/01/2021	3,575
4,000	3.94%, 07/01/2021	4,289
15,978	3.95%, 07/01/2020 - 07/01/2021	17,056
2,777	3.96%, 08/01/2020	2,938
5,491	3.97%, 06/01/2021 - 07/01/2021	5,876
2,150	3.99%, 07/01/2021	2,302
25,295	4.00%, 11/01/2033 - 09/01/2042	26,908
3,000	4.02%, 06/01/2021	3,221
1,600	4.04%, 10/01/2020	1,702
3,080	4.05%, 08/01/2021	3,310
7,873	4.06%, 07/01/2021	8,459
7,369	4.07%, 07/01/2020	7,795
2,168	4.07%, 10/01/2021	2,338
10,414	4.08%, 11/01/2026	11,421
2,155	4.16%, 03/01/2021	2,301
4,238	4.24%, 06/01/2021	4,559
2,000	4.25%, 04/01/2021	2,151
17,172	4.28%, 01/01/2020	18,015
700	4.28%, 01/01/2021	751
1,411	4.30%, 06/01/2021	1,520
1,408	4.30%, 04/01/2021	1,514
7,254	4.31%, 06/01/2021	7,817
2,292	4.32%, 06/01/2021	2,471
2,593	4.33%, 02/01/2021 - 07/01/2021	2,791
9,000	4.34%, 06/01/2021	9,787
1,885	4.35%, 02/01/2021	2,024
2,625	4.38%, 04/01/2020	2,775
5,800	4.40%, 02/01/2020	6,128

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	231

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Mortgage-Backed Securities — continued
6,624		4.40%, 02/01/2020	7,006
5,821		4.48%, 02/01/2021 - 06/01/2021	6,305
3,096		4.55%, 08/01/2026	3,463
2,737		4.76%, 08/01/2026	3,107
3,501		4.97%, 02/01/2031	3,982
860		5.00%, 04/01/2022 - 01/01/2036	942
818		5.50%, 09/01/2017 - 04/01/2038	885
743		6.00%, 02/01/2036 - 11/01/2039	809
210		6.50%, 10/01/2035 - 06/01/2036	232
936		7.00%, 12/01/2036 - 11/01/2037	1,062
1		9.96%, 06/15/2021	1
1		11.00%, 08/20/2020	1
		GNMA I, 15 Year, Single Family,
13		6.00%, 06/15/2018	13
—	(h)	7.50%, 11/15/2017	1
		GNMA I, 30 Year, Single Family,
3,831		4.00%, 08/15/2046	4,086
50		6.38%, 08/15/2026	56
1,363		6.50%, 08/15/2022 - 04/15/2033	1,543
732		7.00%, 08/15/2023 - 03/15/2037	825
45		7.50%, 11/15/2022 - 01/15/2033	46
76		9.50%, 10/15/2024	82
		GNMA II, 30 Year, Single Family,
3,389		3.75%, 08/20/2046	3,562
1,888		4.00%, 03/20/2046	1,998
2,544		4.25%, 12/20/2044	2,747
383		5.50%, 09/20/2039	433
1,725		6.00%, 08/20/2039	1,990
1,359		6.50%, 10/20/2033 - 01/20/2039	1,538
10		7.50%, 02/20/2028 - 09/20/2028	11
17		8.00%, 06/20/2026 - 10/20/2027	20
11		8.50%, 03/20/2025 - 05/20/2025	12
		GNMA II, Other,
1,629		3.75%, 12/20/2032	1,700
2,766		4.46%, 05/20/2063 (z)	2,896
1,987		4.46%, 05/20/2063 (z)	2,077
2,762		4.49%, 04/20/2063 (z)	2,900
72		6.00%, 11/20/2038	78

		Total Mortgage-Backed Securities (Cost $925,557)	948,006

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligations - 0.6%
	U.S. Treasury Bonds,
200	4.38%, 02/15/2038	260
200	4.50%, 05/15/2038	265
	U.S. Treasury STRIPS Bonds,
15,000	2.75%, 05/15/2033 (n)	10,121
750	3.13%, 02/15/2033 (n)	510
500	3.41%, 08/15/2030 (n)	366
800	3.44%, 02/15/2030 (n)	595
800	3.50%, 08/15/2031 (n)	568
650	6.16%, 11/15/2030 (n)	473
500	6.38%, 02/15/2029 (n)	383

	Total U.S. Treasury Obligations (Cost $12,708)	13,541

Loan Assignment — 0.2% (cc)
	Consumer Discretionary — 0.2%
	Hotels, Restaurants & Leisure — 0.2%
3,681	Lila Mexican Holdings LLC, Tranche B, (1 Month LIBOR + 3.00%), 4.23%, 08/11/2022 (aa) (bb) (Cost $3,585)	3,631

SHARES
Short-Term Investment — 2.7%
	Investment Company — 2.7%
60,085	JPMorgan Prime Money Market Fund, Institutional Class Shares, 1.18% (b) (l) (Cost $60,103)	60,103

	Total Investments — 101.1% (Cost $2,184,796)	2,245,446
	Liabilities in Excess of Other Assets — (1.1)%	(23,535)

	NET ASSETS — 100.0%	$2,221,911

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

232	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 8.5%
1,041	Academic Loan Funding Trust, Series 2012-1A, Class A1, 2.03%, 12/27/2022 (e) (z)	1,043
	American Credit Acceptance Receivables Trust,
1,292	Series 2016-3, Class A, 1.70%, 11/12/2020 (e)	1,291
617	Series 2016-1A, Class A, 2.37%, 05/12/2020 (e)	617
3,320	Series 2017-1, Class A, 1.72%, 06/15/2020 (e)	3,318
4,938	Series 2017-3, Class A, 1.82%, 03/10/2020 (e)	4,938
	AmeriCredit Automobile Receivables Trust,
1,917	Series 2016-1, Class A3, 1.81%, 10/08/2020	1,920
2,920	Series 2017-1, Class A2A, 1.51%, 05/18/2020	2,919
1,597	Series 2017-1, Class A3, 1.87%, 08/18/2021	1,600
1,134	Series 2017-2, Class A3, 1.98%, 12/20/2021	1,138
3,967	Series 2017-3, Class A3, 1.90%, 03/18/2022	3,978
35	Amortizing Residential Collateral Trust, Series 2002-BC6, Class M1, 2.36%, 08/25/2032 (z) (bb)	34
2,331	Axis Equipment Finance Receivables III LLC, Series 2015-1A, Class A2, 1.90%, 03/20/2020 (e)	2,330
	Bear Stearns Asset-Backed Securities Trust,
287	Series 2003-SD2, Class 2A, 3.46%, 06/25/2043 (z) (bb)	272
202	Series 2006-SD1, Class A, 1.60%, 04/25/2036 (z) (bb)	198
863	BXG Receivables Note Trust, Series 2012-A, Class A, 2.66%, 12/02/2027 (e)	855
	Capital Auto Receivables Asset Trust,
1,720	Series 2015-3, Class A2, 1.72%, 01/22/2019	1,721
3,265	Series 2015-4, Class A2, 1.62%, 03/20/2019	3,267
1,700	Series 2016-2, Class A3, 1.46%, 06/22/2020	1,698
2,000	Capital One Multi-Asset Execution Trust, Series 2015-A7, Class A7, 1.45%, 08/16/2021	1,998
	CarFinance Capital Auto Trust,
570	Series 2014-1A, Class B, 2.72%, 04/15/2020 (e)	572
1,388	Series 2015-1A, Class A, 1.75%, 06/15/2021 (e)	1,387

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

1,051	Carmax Auto Owner Trust, Series 2016-3, Class A3, 1.39%, 05/17/2021	1,048
	CarMax Auto Owner Trust,
232	Series 2014-3, Class A3, 1.16%, 06/17/2019	232
1,069	Series 2014-4, Class A3, 1.25%, 11/15/2019	1,068
3,526	Series 2015-1, Class A3, 1.38%, 11/15/2019	3,524
3,543	Series 2016-1, Class A3, 1.61%, 11/16/2020	3,544
2,072	Series 2017-3, Class A3, 1.97%, 04/15/2022	2,082
1,681	Centex Home Equity Loan Trust, Series 2002-C, Class AF4, SUB, 4.98%, 06/25/2031 (bb)	1,691
	Chrysler Capital Auto Receivables Trust,
3,309	Series 2015-BA, Class A3, 1.91%, 03/16/2020 (e)	3,315
17,654	Series 2016-AA, Class A3, 1.77%, 10/15/2020 (e)	17,677
3,500	Series 2016-AA, Class A4, 1.96%, 01/18/2022 (e)	3,508
385	CIT Equipment Collateral, Series 2014-VT1, Class A3, 1.50%, 10/21/2019 (e)	385
	CNH Equipment Trust,
5,275	Series 2014-A, Class A4, 1.50%, 05/15/2020	5,276
1,010	Series 2016-B, Class A3, 1.63%, 08/15/2021	1,010
1,875	Series 2017-B, Class A3, 1.86%, 09/15/2022	1,879
6,079	Colony American Finance Ltd., (Cayman Islands), Series 2016-1, Class A, 2.54%, 06/15/2048 (e)	6,075
	Continental Airlines Pass-Through Trust,
1,744	Series 2000-1, Class A-1, 8.05%, 11/01/2020	1,931
456	Series 2009-2, Class A, 7.25%, 11/10/2019	501
	CPS Auto Receivables Trust,
234	Series 2013-A, Class A, 1.31%, 06/15/2020 (e)	234
725	Series 2015-A, Class A, 1.53%, 07/15/2019 (e)	724
538	Series 2015-C, Class A, 1.77%, 06/17/2019 (e)	538
2,377	Series 2016-B, Class A, 2.07%, 11/15/2019 (e)	2,380
2,477	Series 2017-C, Class A, 1.78%, 09/15/2020 (e)	2,477

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	233

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
1,839	Series 2017-C, Class B, 2.30%, 07/15/2021 (e)	1,841
	Credit Acceptance Auto Loan Trust,
2,462	Series 2017-1A, Class A, 2.56%, 10/15/2025 (e)	2,474
3,299	Series 2017-2A, Class A, 2.55%, 02/17/2026 (e)	3,310
69	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-HE4, Class AF, SUB, 5.51%, 08/25/2032 (bb)	73
279	CWABS, Inc. Asset-Backed Certificates Trust, Series 2004-6, Class M1, 2.13%, 10/25/2034 (z)	267
	Drive Auto Receivables Trust,
1,481	Series 2017-2, Class A3, 1.82%, 06/15/2020	1,482
3,075	Series 2017-2, Class B, 2.25%, 06/15/2021	3,082
	DT Auto Owner Trust,
284	Series 2016-2A, Class A, 1.73%, 08/15/2019 (e)	284
2,093	Series 2017-1A, Class A, 1.56%, 06/15/2020 (e)	2,091
2,938	Series 2017-2A, Class B, 2.44%, 02/15/2021 (e)	2,949
4,237	Series 2017-3A, Class A, 1.73%, 08/17/2020 (e)	4,237
2,857	Series 2017-3A, Class B, 2.40%, 05/17/2021 (e)	2,860
	Exeter Automobile Receivables Trust,
308	Series 2015-2A, Class A, 1.54%, 11/15/2019 (e)	308
1,775	Series 2016-1A, Class A, 2.35%, 07/15/2020 (e)	1,777
4	FHLMC, Structured Pass-Through Securities Certificates, Series T-20, Class A6, SUB, 6.82%, 09/25/2029	4
	Fifth Third Auto Trust,
1,800	Series 2014-2, Class A4, 1.38%, 12/15/2020	1,799
3,775	Series 2015-1, Class A3, 1.42%, 03/16/2020	3,773
	First Investors Auto Owner Trust,
375	Series 2015-2A, Class A1, 1.59%, 12/16/2019 (e)	375
2,482	Series 2016-1A, Class A1, 1.92%, 05/15/2020 (e)	2,484
1,885	Series 2016-2A, Class A1, 1.53%, 11/16/2020 (e)	1,882
1,105	Series 2017-1A, Class A2, 2.20%, 03/15/2022 (e)	1,108

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

3,717	Series 2017-2A, Class A1, 1.86%, 10/15/2021 (e)	3,718
5,546	FirstKey Lending Trust, Series 2015-SFR1, Class A, 2.55%, 03/09/2047 (e)	5,552
	Flagship Credit Auto Trust,
303	Series 2014-2, Class A, 1.43%, 12/16/2019 (e)	303
1,676	Series 2015-1, Class A, 1.63%, 06/15/2020 (e)	1,675
2,089	Series 2017-1, Class A, 1.93%, 12/15/2021 (e)	2,091
4,032	Series 2017-2, Class A, 1.85%, 07/15/2021 (e)	4,033
	Ford Credit Auto Owner Trust,
700	Series 2015-A, Class A3, 1.28%, 09/15/2019	700
2,004	Series 2016-B, Class A3, 1.33%, 10/15/2020	1,999
	GLS Auto Receivables Trust,
1,253	Series 2015-1A, Class A, 2.25%, 12/15/2020 (e)	1,252
8,217	Series 2016-1A, Class A, 2.73%, 10/15/2020 (e)	8,217
	GM Financial Automobile Leasing Trust,
1,429	Series 2015-2, Class A3, 1.68%, 12/20/2018	1,430
5,000	Series 2016-3, Class A4, 1.78%, 05/20/2020	5,000
922	GMAT Trust, Series 2013-1A, Class A, SUB, 6.97%, 11/25/2043 (e) (bb)	923
2,232	Green Tree Agency Advance Funding Trust I, Series 2016-T1, Class AT1, 2.38%, 10/15/2048 (e)	2,223
326	HSBC Home Equity Loan Trust USA, Series 2007-3, Class APT, 2.43%, 11/20/2036 (z) (bb)	327
	Hyundai Auto Lease Securitization Trust,
1,864	Series 2015-B, Class A3, 1.40%, 11/15/2018 (e)	1,864
4,000	Series 2016-A, Class A3, 1.60%, 07/15/2019 (e)	4,002
1,500	Series 2016-B, Class A4, 1.68%, 04/15/2020 (e)	1,499
850	Series 2017-B, Class A3, 1.97%, 07/15/2020 (e)	853
	Hyundai Auto Receivables Trust,
906	Series 2015-B, Class A3, 1.12%, 11/15/2019	905
3,416	Series 2015-B, Class A4, 1.48%, 06/15/2021	3,410

SEE NOTES TO FINANCIAL STATEMENTS.

234	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
309	John Deere Owner Trust, Series 2014-B, Class A3, 1.07%, 11/15/2018	309
23,116	LV Tower 52 Issuer, Series 2013-1, Class A, 5.75%, 02/15/2023 (e) (bb)	23,146
4,442	Mariner Finance Issuance Trust, Series 2017-AA, Class A, 3.62%, 02/20/2029 (e)	4,470
4,500	Mercedes-Benz Auto Lease Trust, Series 2017-A, Class A3, 1.79%, 04/15/2020	4,508
352	Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-SD1, Class M1, 3.48%, 03/25/2033 (z) (bb)	344
1,890	Murray Hill Marketplace Trust, Series 2016-LC1, Class A, 4.19%, 11/25/2022 (e)	1,900
3,192	NCUA Guaranteed Notes Trust, Series 2010-A1, Class A, 1.58%, 12/07/2020 (z)	3,195
	Nissan Auto Receivables Owner Trust,
1,644	Series 2015-B, Class A3, 1.34%, 03/16/2020	1,642
3,130	Series 2016-B, Class A3, 1.32%, 01/15/2021	3,120
2,814	NRZ Advance Receivables Trust Advance Receivables Backed, Series 2016-T1, Class AT1, 2.75%, 06/15/2049 (e)	2,798
5,501	Ocwen Master Advance Receivables Trust, Series 2015-T3, Class AT3, 3.21%, 11/15/2047 (e)	5,493
1,561	OneMain Direct Auto Receivables Trust, Series 2016-1A, Class A, 2.04%, 01/15/2021 (e)	1,562
	OneMain Financial Issuance Trust,
189	Series 2014-1A, Class A, 2.43%, 06/18/2024 (e)	189
2,008	Series 2014-2A, Class A, 2.47%, 09/18/2024 (e)	2,010
19,336	Oportun Funding II LLC, Series 2016-A, Class A, 4.70%, 03/08/2021 (e)	19,630
417	PFS Tax Lien Trust, Series 2014-1, Class NOTE, 1.44%, 05/15/2029 (e) (bb)	416
10,518	Progress Residential Trust, Series 2015-SFR2, Class A, 2.74%, 06/12/2032 (e)	10,622
	Prosper Marketplace Issuance Trust,
2,827	Series 2017-1A, Class A, 2.56%, 06/15/2023 (e)	2,835
3,276	Series 2017-2A, Class A, 2.41%, 09/15/2023 (e)	3,282
8,000	Purchasing Power Funding LLC, Series 2015-A, Class A2, 4.75%, 12/15/2019 (e)	8,028
8	RASC Trust, Series 2001-KS1, Class AI6, 6.35%, 03/25/2032 (bb)	8

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

2,012	RBSHD Trust, Series 2013-1A, Class A, SUB, 7.69%, 10/25/2047 (e) (bb)	2,016
2,362	Santander Drive Auto Receivables Trust, Series 2016-2, Class A3, 1.56%, 05/15/2020	2,362
1,199	Sierra Auto Receivables Securitization Trust, Series 2016-1A, Class A, 2.85%, 01/18/2022 (e)	1,203
399	Skopos Auto Receivables Trust, Series 2015-2A, Class A, 3.55%, 02/15/2020 (e)	399
1,799	Sofi Consumer Loan Program LLC, Series 2017-3, Class A, 2.77%, 05/25/2026 (e)	1,812
2,520	Sprint Spectrum Co. LLC, 3.36%, 09/20/2021 (e)	2,557
3,125	Toyota Auto Receivables Owner Trust, Series 2017-C, Class A3, 1.78%, 11/15/2021	3,135
5,462	Trafigura Securitisation Finance plc, (Ireland), Series 2014-1A, Class A, 2.18%, 10/15/2018 (e) (z) (bb)	5,461
6,350	Tricon American Homes Trust, Series 2016-SFR1, Class A, 2.59%, 11/17/2033 (e) (bb)	6,370
1,696	United Auto Credit Securitization Trust, Series 2017-1, Class A, 1.89%, 05/10/2019 (e)	1,696
1,236	Verizon Owner Trust, Series 2016-1A, Class A, 1.42%, 01/20/2021 (e)	1,232
2,532	VOLT LIX LLC, Series 2017-NPL6, Class A1, SUB, 3.25%, 05/25/2047 (e) (bb)	2,544
4,328	VOLT LVIII LLC, Series 2017-NPL5, Class A1, SUB, 3.38%, 05/28/2047 (e) (bb)	4,361
1,286	VOLT LX LLC, Series 2017-NPL7, Class A1, SUB, 3.25%, 04/25/2059 (e)	1,293
2,429	VOLT LXI LLC, Series 2017-NPL8, Class A1, SUB, 3.13%, 06/25/2047 (e) (bb)	2,442
2,611	VOLT XL LLC, Series 2015-NP14, Class A1, SUB, 4.37%, 11/27/2045 (e) (bb)	2,621
2,278	VOLT XXII LLC, Series 2015-NPL4, Class A1, SUB, 3.50%, 02/25/2055 (e) (bb)	2,285
4,335	VOLT XXIV LLC, Series 2015-NPL6, Class A1, SUB, 3.50%, 02/25/2055 (e) (bb)	4,358
	Westlake Automobile Receivables Trust,
1,094	Series 2016-1A, Class A2A, 1.82%, 01/15/2019 (e)	1,094
1,157	Series 2016-2A, Class A2, 1.57%, 06/17/2019 (e)	1,157
7,000	Series 2017-1A, Class A2, 1.78%, 04/15/2020 (e)	7,006
3,312	Series 2017-2A, Class A2A, 1.80%, 07/15/2020 (e)	3,312

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	235

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
8,824		Series 2017-2A, Class B, 2.25%, 12/15/2020 (e)	8,824
3,000		World Financial Network Credit Card Master Trust, Series 2017-A, Class A, 2.12%, 03/15/2024	3,017
1,487		World Omni Auto Receivables Trust, Series 2017-B, Class A3, 1.95%, 02/15/2023	1,492
3,527		World Omni Automobile Lease Securitization Trust, Series 2016-A, Class A3, 1.45%, 08/15/2019	3,521

		Total Asset-Backed Securities (Cost $364,777)	365,706

Collateralized Mortgage Obligations — 6.5%
31		Alternative Loan Trust, Series 2003-J3, Class 2A1, 6.25%, 12/25/2033	32
3,850		BCAP LLC Trust, Series 2013-RR4, Class A4A2, 2.00%, 02/13/2051 (e)	3,844
116		Bear Stearns ARM Trust, Series 2003-7, Class 3A, 3.32%, 10/25/2033 (z)	117
		CHL Mortgage Pass-Through Trust,
51		Series 2003-J15, Class 3A1, 5.00%, 01/25/2019	52
43		Series 2004-8, Class 2A1, 4.50%, 06/25/2019	43
148		Citicorp Mortgage Securities Trust, Series 2006-1, Class 2A1, 5.00%, 02/25/2021	152
		Citigroup Mortgage Loan Trust, Inc.,
58		Series 2003-UP3, Class A1, 7.00%, 09/25/2033	58
1,084		Series 2004-UST1, Class A6, 3.23%, 08/25/2034 (z)	1,059
		Credit Suisse First Boston Mortgage Securities Corp.,
19		Series 2003-17, Class 2A6, 3.50%, 07/25/2018	19
99		Series 2003-23, Class 8A1, 5.00%, 09/25/2018	99
293		Series 2004-8, Class 6A1, 4.50%, 12/25/2019	293
594		CSMC Mortgage-Backed Trust, Series 2007-5, Class 5A5, 5.41%, 12/25/2014 (z)	433
		FHLMC — GNMA,
340		Series 31, Class Z, 8.00%, 04/25/2024	374
73		Series 56, Class Z, 7.50%, 09/20/2026	83
		FHLMC REMIC,
—	(h)	Series 12, Class A, 9.25%, 11/15/2019	—	(h)
2		Series 17, Class I, 9.90%, 10/15/2019	2

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

4		Series 23, Class F, 9.60%, 04/15/2020	4
2		Series 26, Class F, 9.50%, 02/15/2020	2
—	(h)	Series 81, Class A, 8.13%, 11/15/2020	—	(h)
4		Series 85, Class C, 8.60%, 01/15/2021	4
2		Series 99, Class Z, 9.50%, 01/15/2021	2
1		Series 159, Class H, 4.50%, 09/15/2021	1
1		Series 189, Class D, 6.50%, 10/15/2021	1
—	(h)	Series 1045, Class G, HB, 1,066.21%, 02/15/2021	—	(h)
1		Series 1053, Class G, 7.00%, 03/15/2021	1
2		Series 1056, Class KZ, 6.50%, 03/15/2021	3
1		Series 1074, Class H, 8.50%, 05/15/2021	1
2		Series 1082, Class C, 9.00%, 05/15/2021	2
2		Series 1087, Class I, 8.50%, 06/15/2021	2
8		Series 1125, Class Z, 8.25%, 08/15/2021	9
6		Series 1142, Class IA, 7.00%, 10/15/2021	7
1		Series 1169, Class G, 7.00%, 11/15/2021	1
11		Series 1343, Class LA, 8.00%, 08/15/2022	12
2		Series 1424, Class F, 1.21%, 11/15/2022 (z)	2
58		Series 1480, Class LZ, 7.50%, 03/15/2023	64
137		Series 1560, Class Z, 7.00%, 08/15/2023	151
52		Series 1754, Class Z, 8.50%, 09/15/2024	59
106		Series 1779, Class Z, 8.50%, 04/15/2025	124
1		Series 1807, Class G, 9.00%, 10/15/2020	1
215		Series 1888, Class Z, 7.00%, 08/15/2026	240
233		Series 2418, Class MF, 6.00%, 02/15/2022	247
1		Series 2496, Class BK, 5.50%, 09/15/2017	1
1		Series 2503, Class TG, 5.50%, 09/15/2017	1
3		Series 2508, Class AQ, 5.50%, 10/15/2017	3
10		Series 2513, Class DB, 5.00%, 10/15/2017	10
60		Series 2542, Class ES, 5.00%, 12/15/2017	60
60		Series 2546, Class C, 5.00%, 12/15/2017	60
705		Series 2638, Class JG, 5.00%, 02/15/2033	725
2,693		Series 2682, Class JG, 4.50%, 10/15/2023	2,825
368		Series 2707, Class PE, 5.00%, 11/15/2018	370
2,527		Series 2750, Class DE, 4.50%, 02/15/2019	2,551
295		Series 2761, Class CB, 4.00%, 03/15/2019	297
1,376		Series 2843, Class BC, 5.00%, 08/15/2019	1,397
506		Series 2864, Class NB, 5.50%, 07/15/2033	513
703		Series 2976, Class HZ, 4.50%, 05/15/2035	742
2,110		Series 2988, Class TY, 5.50%, 06/15/2025	2,310
3,490		Series 2989, Class MU, IF, IO, 5.77%, 07/15/2034 (z)	635
4,193		Series 2989, Class TG, 5.00%, 06/15/2025	4,521
360		Series 2995, Class FT, 1.48%, 05/15/2029 (z)	358

SEE NOTES TO FINANCIAL STATEMENTS.

236	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
706		Series 3002, Class BN, 5.00%, 07/15/2035	769
2,296		Series 3005, Class ED, 5.00%, 07/15/2025	2,458
40		Series 3005, Class PV, IF, 10.80%, 10/15/2033 (z)	46
895		Series 3305, Class IW, IF, IO, 5.22%, 04/15/2037 (z)	123
14,452		Series 3420, Class EI, IO, SUB, 1.12%, 08/15/2037	629
1,426		Series 3429, Class S, IF, IO, 5.59%, 03/15/2038 (z)	206
1,576		Series 3546, Class A, 2.86%, 02/15/2039 (z)	1,625
105		Series 3564, Class JA, 4.00%, 01/15/2018	105
1,688		Series 3572, Class JS, IF, IO, 5.57%, 09/15/2039 (z)	236
5,755		Series 3609, Class SA, IF, IO, 5.11%, 12/15/2039 (z)	990
4,525		Series 3747, Class HI, IO, 4.50%, 07/15/2037	96
2,231		Series 3784, Class S, IF, IO, 5.37%, 07/15/2023 (z)	209
6,112		Series 3855, Class AM, 6.50%, 11/15/2036	6,887
3,314		Series 3977, Class AB, 3.00%, 09/15/2029	3,362
3,757		Series 4088, Class LE, 4.00%, 10/15/2040	3,856
12,659		Series 4141, Class BI, IO, 2.50%, 12/15/2027	1,025
19,744		Series 4229, Class MA, 3.50%, 05/15/2041	20,635
7,058		Series 4305, Class KA, 3.00%, 03/15/2038	7,137
15,268		Series 4374, Class NC, SUB, 3.75%, 02/15/2046	15,765
285		First Horizon Mortgage Pass-Through Trust, Series 2004-7, Class 2A1, 4.75%, 12/25/2019	285
		FNMA REMIC,
—	(h)	Series 1988-7, Class Z, 9.25%, 04/25/2018	—	(h)
—	(h)	Series 1988-13, Class C, 9.30%, 05/25/2018	—	(h)
—	(h)	Series 1988-15, Class A, 9.00%, 06/25/2018	—	(h)
—	(h)	Series 1988-16, Class B, 9.50%, 06/25/2018	—	(h)
1		Series 1989-2, Class D, 8.80%, 01/25/2019	1
3		Series 1989-27, Class Y, 6.90%, 06/25/2019	3
1		Series 1989-54, Class E, 8.40%, 08/25/2019	1
1		Series 1989-66, Class J, 7.00%, 09/25/2019	1

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

1		Series 1989-70, Class G, 8.00%, 10/25/2019	1
7		Series 1989-72, Class E, 9.35%, 10/25/2019	8
1		Series 1989-89, Class H, 9.00%, 11/25/2019	1
1		Series 1989-96, Class H, 9.00%, 12/25/2019	1
2		Series 1990-7, Class B, 8.50%, 01/25/2020	2
1		Series 1990-12, Class G, 4.50%, 02/25/2020	1
4		Series 1990-19, Class G, 9.75%, 02/25/2020	4
4		Series 1990-58, Class J, 7.00%, 05/25/2020	4
7		Series 1990-61, Class H, 7.00%, 06/25/2020	7
3		Series 1990-106, Class J, 8.50%, 09/25/2020	4
2		Series 1990-109, Class J, 7.00%, 09/25/2020	2
2		Series 1990-111, Class Z, 8.75%, 09/25/2020	2
1		Series 1990-117, Class E, 8.95%, 10/25/2020	1
2		Series 1990-123, Class G, 7.00%, 10/25/2020	2
3		Series 1990-132, Class Z, 7.00%, 11/25/2020	3
44		Series 1990-137, Class X, 9.00%, 12/25/2020	46
—	(h)	Series 1991-53, Class J, 7.00%, 05/25/2021	—	(h)
1		Series 1991-130, Class C, 9.00%, 09/25/2021	1
—	(h)	Series 1992-96, Class B, PO, 05/25/2022	—	(h)
466		Series 1992-131, Class KB, 8.00%, 08/25/2022	514
428		Series 1992-185, Class L, 8.00%, 10/25/2022	473
2		Series 1993-165, Class SN, IF, 11.47%, 09/25/2023 (z)	2
12		Series 1993-235, Class G, PO, 09/25/2023	12
879		Series 1994-15, Class ZK, 5.50%, 02/25/2024	934
774		Series 1994-43, Class PK, 6.35%, 02/25/2024	816
444		Series 1999-6, Class PB, 6.00%, 03/25/2019	452

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	237

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
5,699		Series 2001-81, Class HE, 6.50%, 01/25/2032	6,512
—	(h)	Series 2002-58, Class HC, 5.50%, 09/25/2017	—	(h)
1		Series 2002-63, Class KC, 5.00%, 10/25/2017	1
4,912		Series 2002-64, Class PG, 5.50%, 10/25/2032	5,497
32		Series 2003-16, Class LJ, 5.00%, 03/25/2018	32
341		Series 2003-24, Class PD, 5.00%, 04/25/2018	343
461		Series 2003-42, Class CI, IO, 6.50%, 05/25/2033	100
655		Series 2003-49, Class IO, IO, 6.50%, 06/25/2033	127
133		Series 2003-57, Class IB, IO, 5.00%, 06/25/2018	2
137		Series 2003-92, Class HP, 4.50%, 09/25/2018	138
68		Series 2003-129, Class ME, 5.00%, 08/25/2023	68
584		Series 2004-60, Class PA, 5.50%, 04/25/2034	594
415		Series 2004-72, Class F, 1.73%, 09/25/2034 (z)	415
53		Series 2004-101, Class AR, 5.50%, 01/25/2035	58
2,080		Series 2005-19, Class PA, 5.50%, 07/25/2034	2,168
1,192		Series 2005-38, Class FK, 1.53%, 05/25/2035 (z)	1,188
71		Series 2005-84, Class MB, 5.75%, 10/25/2035	78
3,035		Series 2006-4, Class PB, 6.00%, 09/25/2035	3,293
355		Series 2006-58, Class ST, IF, IO, 5.92%, 07/25/2036 (z)	67
70		Series 2007-16, Class FC, 1.98%, 03/25/2037 (z)	72
178		Series 2007-22, Class SC, IF, IO, 4.85%, 03/25/2037 (z)	19
3,540		Series 2007-33, Class MS, IF, IO, 5.36%, 04/25/2037 (z)	639
470		Series 2007-54, Class FA, 1.63%, 06/25/2037 (z)	470
2,386		Series 2007-85, Class SH, IF, IO, 5.27%, 09/25/2037 (z)	285
561		Series 2007-106, Class A7, 6.21%, 10/25/2037 (z)	625

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

351	Series 2008-18, Class SE, IF, IO, 5.04%, 03/25/2038 (z)	50
222	Series 2008-72, Class IO, IO, 5.00%, 08/25/2028	21
815	Series 2008-93, Class AM, 5.50%, 06/25/2037	852
2,286	Series 2009-15, Class AC, 5.50%, 03/25/2029	2,527
2,835	Series 2009-29, Class LA, 1.34%, 05/25/2039 (z)	2,655
1,232	Series 2009-62, Class HJ, 6.00%, 05/25/2039	1,349
1,291	Series 2009-70, Class IN, IO, 4.50%, 08/25/2019	22
7,325	Series 2009-112, Class SW, IF, IO, 5.02%, 01/25/2040 (z)	1,165
535	Series 2010-58, Class MA, 5.50%, 12/25/2038	547
1,269	Series 2010-60, Class IO, IO, 4.00%, 06/25/2020	49
3,527	Series 2010-64, Class DM, 5.00%, 06/25/2040	3,850
618	Series 2010-111, Class AE, 5.50%, 04/25/2038	621
6,964	Series 2010-126, Class LI, IO, 4.00%, 11/25/2040	499
553	Series 2011-36, Class PA, 4.00%, 02/25/2039	557
1,497	Series 2011-42, Class DE, 3.25%, 11/25/2028	1,500
24,541	Series 2012-46, Class KI, IO, 3.50%, 05/25/2027	2,776
5,346	Series 2013-1, Class BA, 3.00%, 02/25/2040	5,442
8,594	Series 2013-9, Class CB, 5.50%, 04/25/2042	9,593
2,947	Series 2013-55, Class BA, 3.00%, 06/25/2037	3,025
12,771	Series 2013-83, Class CA, 3.50%, 10/25/2037	13,166
9,991	Series 2013-92, Class A, 3.50%, 12/25/2038	10,293
3,190	Series 2013-96, Class CA, 4.00%, 04/25/2041	3,362
9,778	Series 2013-96, Class YA, 3.50%, 09/25/2038	10,214
13,689	Series 2014-23, Class PA, 3.50%, 08/25/2036	14,202
6,033	Series 2016-2, Class GA, 3.00%, 02/25/2046	6,186

SEE NOTES TO FINANCIAL STATEMENTS.

238	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
2		Series G-11, Class Z, 8.50%, 05/25/2021	2
93		Series G92-19, Class M, 8.50%, 04/25/2022	100
7		Series G92-35, Class E, 7.50%, 07/25/2022	8
218		Series G92-35, Class EA, 8.00%, 07/25/2022	236
3		Series G92-40, Class ZC, 7.00%, 07/25/2022	3
1		Series G92-44, Class ZQ, 8.00%, 07/25/2022	1
6		Series G92-54, Class ZQ, 7.50%, 09/25/2022	6
1,180		Series G92-64, Class J, 8.00%, 11/25/2022	1,292
515		Series G92-66, Class K, 8.00%, 12/25/2022	561
439		Series G94-6, Class PJ, 8.00%, 05/17/2024	484
—	(h)	FNMA REMIC Trust, Series 1995-W3, Class A, 9.00%, 04/25/2025	—	(h)
		FNMA STRIPS,
—	(h)	Series 268, Class 2, IO, 9.00%, 02/25/2023	—	(h)
866		Series 334, Class 9, IO, 6.00%, 03/25/2033	184
351		Series 334, Class 13, IO, 6.00%, 03/25/2033 (z)	65
389		Series 334, Class 17, IO, 6.50%, 02/25/2033 (z)	77
19		Series 334, Class 24, IO, 5.00%, 02/25/2018 (z)	–	(h)
336		Series 343, Class 21, IO, 4.00%, 09/25/2018	5
118		Series 345, Class 22, IO, 4.50%, 05/25/2020 (z)	2
129		Series 351, Class 28, IO, 5.00%, 04/25/2019 (z)	3
284		Series 356, Class 16, IO, 5.50%, 06/25/2035 (z)	54
266		Series 359, Class 16, IO, 5.50%, 10/25/2035 (z)	48
377		Series 369, Class 19, IO, 6.00%, 10/25/2036 (z)	60
215		Series 369, Class 26, IO, 6.50%, 10/25/2036 (z)	46
501		Series 386, Class 20, IO, 6.50%, 08/25/2038 (z)	106
914		Series 394, Class C3, IO, 6.50%, 09/25/2038	179
3,813		FNMA, Whole Loan, Series 2007-W1, Class 1AF1, 1.49%, 11/25/2046 (z)	3,820
		GNMA,
515		Series 2004-39, Class IN, IO, 5.50%, 06/20/2033	71

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

3,310		Series 2006-23, Class S, IF, IO, 5.27%, 01/20/2036 (z)	154
10,260		Series 2006-26, Class S, IF, IO, 5.27%, 06/20/2036 (z)	2,070
6,576		Series 2007-16, Class KU, IF, IO, 5.42%, 04/20/2037 (z)	1,118
1,999		Series 2008-75, Class SP, IF, IO, 6.24%, 08/20/2038 (z)	374
2,555		Series 2009-14, Class KS, IF, IO, 5.07%, 03/20/2039 (z)	368
762		Series 2009-14, Class NI, IO, 6.50%, 03/20/2039	199
6,163		Series 2009-14, Class SA, IF, IO, 4.85%, 03/20/2039 (z)	825
6,601		Series 2009-106, Class XL, IF, IO, 5.52%, 06/20/2037 (z)	738
181		Series 2010-14, Class QP, 6.00%, 12/20/2039	184
2,619		Series 2011-48, Class QA, 5.00%, 08/16/2039	2,727
3,126		Series 2012-84, Class AB, 5.00%, 07/16/2033	3,194
7,926		Series 2012-96, Class WP, 6.50%, 08/16/2042	9,044
13,765		Series 2013-H05, Class FB, 1.62%, 02/20/2062 (z)	13,766
2,409		Homeowner Assistance Program Reverse Mortgage Loan Trust, Series 2013-RM1, Class A, 4.00%, 05/26/2053 (e) (bb)	2,398
		JP Morgan Mortgage Trust,
1,405		Series 2004-S2, Class 5A1, 5.50%, 12/25/2019	1,351
1,984		Series 2006-A2, Class 4A1, 3.73%, 08/25/2034 (z)	2,003
		MASTR Alternative Loan Trust,
27		Series 2004-8, Class 6A1, 5.50%, 09/25/2019	27
377		Series 2004-8, Class 7A1, 5.00%, 09/25/2019	380
		MASTR Asset Securitization Trust,
49		Series 2003-11, Class 10A1, 5.00%, 12/25/2018	49
227		Series 2004-6, Class 6A1, 4.50%, 07/25/2019	227
—	(h)	ML Trust XLIV, Series 44, Class G, 9.00%, 08/20/2020 (bb)	—	(h)
11		Morgan Stanley Mortgage Loan Trust, Series 2004-1, Class 1A3, 5.00%, 11/25/2018	12

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	239

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	NCUA Guaranteed Notes Trust,
9,022	Series 2010-R3, Class 1A, 1.79%, 12/08/2020 (z)	9,041
2,332	Series 2010-R3, Class 3A, 2.40%, 12/08/2020	2,342
1,653	Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2005-AR6, Class 4A1, 1.49%, 12/25/2035 (z)	762
407	Prime Mortgage Trust, Series 2005-2, Class 1A1, 4.75%, 07/25/2020	407
1,319	Springleaf Mortgage Loan Trust, Series 2013-3A, Class A, 1.87%, 09/25/2057 (e) (z)	1,316
1	Vendee Mortgage Trust, Series 1994-3C, Class 3, 9.78%, 03/15/2021	1
331	WaMu Mortgage Pass-Through Certificates, Series 2003-S10, Class A4, 4.50%, 10/25/2018	332
	Wells Fargo Mortgage-Backed Securities Trust,
668	Series 2003-K, Class 1A1, 2.96%, 11/25/2033 (z)	675
11	Series 2003-K, Class 1A2, 2.96%, 11/25/2033 (z)	11
1,749	Series 2003-M, Class A1, 3.00%, 12/25/2033 (z)	1,768
565	Series 2004-EE, Class 2A2, 3.29%, 12/25/2034 (z)	579
911	Series 2004-EE, Class 3A2, 3.64%, 12/25/2034 (z)	944
749	Series 2004-O, Class A1, 3.53%, 08/25/2034 (z)	767

	Total Collateralized Mortgage Obligations (Cost $276,850)	279,602

Commercial Mortgage-Backed Securities — 0.5%
	JP Morgan Chase Commercial Mortgage Securities Trust,
3,869	Series 2006-LDP9, Class AM, 5.37%, 05/15/2047	3,866
3,000	Series 2006-LDP9, Class AMS, 5.34%, 05/15/2047	2,973
1,041	LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A3, 5.87%, 09/15/2045 (z)	1,041
	Morgan Stanley Re-REMIC Trust,
3,528	Series 2012-IO, Class AXA, 1.00%, 03/27/2051 (e)	3,528
26	Series 2012-XA, Class A, 2.00%, 07/27/2049 (e)	26
5,593	PFP Ltd., (Cayman Islands), Series 2015-2, Class A, 2.68%, 07/14/2034 (e) (z)	5,592

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

3,806	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ, 5.47%, 08/15/2039 (z)	3,841

	Total Commercial Mortgage-Backed Securities (Cost $21,427)	20,867

Corporate Bonds — 30.4%
	Consumer Discretionary — 1.0%
	Automobiles — 0.4%
2,199	BMW US Capital LLC, (Germany), 1.50%, 04/11/2019 (e)	2,194
	Daimler Finance North America LLC, (Germany),
1,175	2.00%, 08/03/2018 (e)	1,178
1,750	2.25%, 09/03/2019 (e)	1,759
5,000	2.25%, 03/02/2020 (e)	5,026
859	Hyundai Capital America, 2.00%, 07/01/2019 (e)	854
	Nissan Motor Acceptance Corp.,
2,280	2.35%, 03/04/2019 (e)	2,297
2,620	2.55%, 03/08/2021 (e)	2,653

		15,961

	Hotels, Restaurants & Leisure — 0.0% (g)
830	McDonald’s Corp., 3.50%, 07/15/2020	866

	Internet & Direct Marketing Retail — 0.1%
2,000	Amazon.com, Inc., 2.60%, 12/05/2019	2,039
1,320	Expedia, Inc., 7.46%, 08/15/2018	1,389

		3,428

	Media — 0.4%
2,655	21st Century Fox America, Inc., 4.50%, 02/15/2021	2,854
3,770	Charter Communications Operating LLC, 3.58%, 07/23/2020	3,868
5,157	Grupo Televisa SAB, (Mexico), 6.00%, 05/15/2018	5,312
556	Sky plc, (United Kingdom), 2.63%, 09/16/2019 (e)	562
	Time Warner Cable LLC,
1,391	5.00%, 02/01/2020	1,477
675	6.75%, 07/01/2018	701
2,540	Time Warner, Inc., 4.00%, 01/15/2022	2,686
930	Viacom, Inc., 2.25%, 02/04/2022	899

		18,359

	Specialty Retail — 0.1%
1,200	Advance Auto Parts, Inc., 4.50%, 01/15/2022	1,273
	AutoZone, Inc.,
1,000	2.50%, 04/15/2021	1,003
1,020	4.00%, 11/15/2020	1,071

SEE NOTES TO FINANCIAL STATEMENTS.

240	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Specialty Retail — continued
1,290	O’Reilly Automotive, Inc., 4.63%, 09/15/2021	1,392

		4,739

	Total Consumer Discretionary	43,353

	Consumer Staples — 1.3%
	Beverages — 0.5%
2,816	Anheuser-Busch Cos. LLC, (Belgium), 5.00%, 03/01/2019	2,952
	Anheuser-Busch InBev Finance, Inc., (Belgium),
8,049	1.90%, 02/01/2019	8,075
8,042	2.65%, 02/01/2021	8,193
1,460	Coca-Cola European Partners US LLC, (United Kingdom), 3.50%, 09/15/2020	1,521
1,000	Molson Coors Brewing Co., 1.90%, 03/15/2019 (e)	999

		21,740

	Food & Staples Retailing — 0.3%
4,819	CVS Health Corp., 2.13%, 06/01/2021	4,803
	Kroger Co. (The),
455	1.50%, 09/30/2019	450
2,000	2.30%, 01/15/2019	2,010
2,810	2.80%, 08/01/2022	2,831
1,383	Sysco Corp., 2.60%, 10/01/2020	1,406
700	Wesfarmers Ltd., (Australia), 1.87%, 03/20/2018 (e)	701

		12,201

	Food Products — 0.4%
	Bunge Ltd. Finance Corp.,
1,774	3.50%, 11/24/2020	1,829
685	8.50%, 06/15/2019	761
	Kraft Heinz Foods Co.,
1,300	2.80%, 07/02/2020	1,324
2,500	3.50%, 06/06/2022	2,597
640	McCormick & Co., Inc., 2.70%, 08/15/2022	645
2,665	Mead Johnson Nutrition Co., (United Kingdom), 4.90%, 11/01/2019	2,834
	Smithfield Foods, Inc.,
800	2.70%, 01/31/2020 (e)	806
2,341	3.35%, 02/01/2022 (e)	2,379
	Tyson Foods, Inc.,
715	2.25%, 08/23/2021	715
3,000	2.65%, 08/15/2019	3,039

		16,929

	Household Products — 0.0% (g)
1,325	Church & Dwight Co., Inc., 2.45%, 08/01/2022	1,328

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Tobacco — 0.1%
2,130	BAT Capital Corp., (United Kingdom), 2.30%, 08/14/2020 (e)	2,138

	Total Consumer Staples	54,336

	Energy — 3.4%
	Energy Equipment & Services — 0.3%
826	Baker Hughes a GE Co. LLC, 3.20%, 08/15/2021	857
2,000	Halliburton Co., 3.25%, 11/15/2021	2,066
2,099	Nabors Industries, Inc., 6.15%, 02/15/2018	2,131
3,380	Schlumberger Holdings Corp., 2.35%, 12/21/2018 (e)	3,403
4,980	Transocean, Inc., 4.50%, 10/15/2017	4,986

		13,443

	Oil, Gas & Consumable Fuels — 3.1%
	Anadarko Petroleum Corp.,
1,195	6.95%, 06/15/2019	1,289
1,600	8.70%, 03/15/2019	1,752
9,050	Boardwalk Pipelines LP, 5.20%, 06/01/2018	9,236
1,000	BP Capital Markets America, Inc., 4.20%, 06/15/2018	1,020
	BP Capital Markets plc, (United Kingdom),
2,499	2.32%, 02/13/2020	2,527
470	4.50%, 10/01/2020	506
1,820	4.74%, 03/11/2021	1,990
	Buckeye Partners LP,
4,350	2.65%, 11/15/2018	4,373
2,600	6.05%, 01/15/2018	2,639
	Canadian Natural Resources Ltd., (Canada),
768	1.75%, 01/15/2018	768
1,620	5.90%, 02/01/2018	1,646
6,290	Cenovus Energy, Inc., (Canada), 5.70%, 10/15/2019	6,611
1,376	CNOOC Finance 2015 Australia Pty. Ltd., (China), 2.63%, 05/05/2020	1,385
515	Columbia Pipeline Group, Inc., 3.30%, 06/01/2020	530
5,771	ConocoPhillips Co., 4.20%, 03/15/2021	6,168
750	Enbridge Energy Partners LP, 4.20%, 09/15/2021	792
	Encana Corp., (Canada),
2,300	3.90%, 11/15/2021	2,369
670	6.50%, 05/15/2019	717
	Energy Transfer LP,
4,830	6.70%, 07/01/2018	5,017
730	9.00%, 04/15/2019	808

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	241

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
3,875	EnLink Midstream Partners LP, 2.70%, 04/01/2019	3,880
	Enterprise Products Operating LLC,
2,135	5.25%, 01/31/2020	2,292
698	Series L, 6.30%, 09/15/2017	699
5,000	Series N, 6.50%, 01/31/2019	5,311
	EOG Resources, Inc.,
930	4.40%, 06/01/2020	986
3,450	5.63%, 06/01/2019	3,671
1,020	Gulf South Pipeline Co. LP, 4.00%, 06/15/2022	1,047
2,660	Husky Energy, Inc., (Canada), 7.25%, 12/15/2019	2,952
	Magellan Midstream Partners LP,
800	4.25%, 02/01/2021	849
1,775	6.55%, 07/15/2019	1,918
4,358	Marathon Oil Corp., 2.70%, 06/01/2020	4,345
1,350	Marathon Petroleum Corp., 3.40%, 12/15/2020	1,396
	ONEOK Partners LP,
5,000	3.20%, 09/15/2018	5,058
446	8.63%, 03/01/2019	487
	Pioneer Natural Resources Co.,
425	3.45%, 01/15/2021	439
1,480	6.88%, 05/01/2018	1,528
	Plains All American Pipeline LP,
1,896	2.60%, 12/15/2019	1,899
1,755	5.75%, 01/15/2020	1,875
5,605	6.50%, 05/01/2018	5,758
2,180	8.75%, 05/01/2019	2,391
1,250	Sabine Pass Liquefaction LLC, 5.63%, 02/01/2021	1,353
2,000	Spectra Energy Capital LLC, 6.20%, 04/15/2018	2,050
2,819	Spectra Energy Partners LP, 2.95%, 09/25/2018	2,848
	Statoil ASA, (Norway),
2,480	2.25%, 11/08/2019	2,507
460	5.25%, 04/15/2019	485
3,350	Sunoco Logistics Partners Operations LP, 5.50%, 02/15/2020	3,580
3,990	Texas Eastern Transmission LP, 6.00%, 09/15/2017 (e)	3,994
	TransCanada PipeLines Ltd., (Canada),
4,454	3.13%, 01/15/2019	4,531
715	3.80%, 10/01/2020	752

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Oil, Gas & Consumable Fuels — continued
	Western Gas Partners LP,
4,850	2.60%, 08/15/2018	4,868
450	5.38%, 06/01/2021	486
2,717	Williams Partners LP, 4.00%, 11/15/2021	2,851

		131,229

	Total Energy	144,672

	Financials — 17.1%
	Banks — 8.9%
	ABN AMRO Bank NV, (Netherlands),
2,060	2.45%, 06/04/2020 (e)	2,083
6,346	2.50%, 10/30/2018 (e)	6,399
3,000	ANZ New Zealand Int’l Ltd., (New Zealand), 2.20%, 07/17/2020 (e)	3,015
	Bank of America Corp.,
10,370	2.63%, 10/19/2020	10,514
7,533	2.63%, 04/19/2021	7,613
7,045	5.00%, 05/13/2021	7,699
3,000	5.63%, 07/01/2020	3,285
2,875	5.65%, 05/01/2018	2,947
503	5.75%, 12/01/2017	508
12,606	6.88%, 04/25/2018	13,014
10,590	7.63%, 06/01/2019	11,597
6,000	Series L, 2.25%, 04/21/2020	6,029
10,295	Series L, 2.60%, 01/15/2019	10,397
1,845	Series L, 2.65%, 04/01/2019	1,867
2,000	Bank of Montreal, (Canada), 2.10%, 06/15/2020	2,009
	Bank of Nova Scotia (The), (Canada),
1,293	2.05%, 06/05/2019	1,299
2,045	2.15%, 07/14/2020	2,058
3,814	2.45%, 03/22/2021	3,862
	Bank of Tokyo-Mitsubishi UFJ Ltd. (The), (Japan),
3,000	1.70%, 03/05/2018 (e)	3,002
400	2.15%, 09/14/2018 (e)	401
1,800	2.30%, 03/10/2019 (e)	1,810
2,031	Banque Federative du Credit Mutuel SA, (France), 2.20%, 07/20/2020 (e)	2,035
1,310	Barclays Bank plc, (United Kingdom), 5.14%, 10/14/2020	1,408
2,835	Barclays plc, (United Kingdom), 3.20%, 08/10/2021	2,895
	BB&T Corp.,
2,500	2.05%, 05/10/2021	2,503
1,890	2.45%, 01/15/2020	1,918
1,878	5.25%, 11/01/2019	2,012

SEE NOTES TO FINANCIAL STATEMENTS.

242	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
1,684	BNZ International Funding Ltd., (New Zealand), 2.35%, 03/04/2019 (e)	1,695
300	Branch Banking & Trust Co., 2.85%, 04/01/2021	308
3,000	Capital One Bank USA NA, 2.15%, 11/21/2018	3,010
	Capital One NA,
4,472	2.35%, 08/17/2018	4,494
3,000	2.35%, 01/31/2020	3,011
2,500	2.40%, 09/05/2019	2,516
1,150	2.65%, 08/08/2022	1,149
1,850	Citibank NA, 2.10%, 06/12/2020	1,860
	Citigroup, Inc.,
10,000	1.70%, 04/27/2018	10,000
4,000	1.75%, 05/01/2018	4,003
16,290	2.40%, 02/18/2020	16,437
4,000	2.50%, 09/26/2018	4,030
2,500	2.70%, 03/30/2021	2,534
	Citizens Bank NA,
400	2.30%, 12/03/2018	402
3,640	2.55%, 05/13/2021	3,672
1,300	Citizens Financial Group, Inc., 2.38%, 07/28/2021	1,297
2,000	Comerica Bank, 2.50%, 06/02/2020	2,021
	Commonwealth Bank of Australia, (Australia),
3,450	2.25%, 03/13/2019	3,476
2,050	2.30%, 03/12/2020	2,068
5,073	Cooperatieve Rabobank UA, (Netherlands), 2.25%, 01/14/2019	5,117
2,460	Credit Agricole SA, (France), 3.38%, 01/10/2022 (e)	2,528
5,211	Credit Suisse Group Funding Guernsey Ltd., (Switzerland), 3.45%, 04/16/2021	5,378
4,400	Danske Bank A/S, (Denmark), 1.65%, 09/06/2019 (e)	4,373
3,000	Discover Bank, 3.20%, 08/09/2021	3,079
5,288	Fifth Third Bancorp, 2.88%, 07/27/2020	5,410
470	First Horizon National Corp., 3.50%, 12/15/2020	485
2,000	HSBC Bank plc, (United Kingdom), 1.50%, 05/15/2018 (e)	1,999
4,520	HSBC Bank USA NA, 4.88%, 08/24/2020	4,878
13,360	HSBC Holdings plc, (United Kingdom), 2.65%, 01/05/2022	13,457
	Huntington Bancshares, Inc.,
3,390	2.60%, 08/02/2018	3,416
803	3.15%, 03/14/2021	826
1,815	7.00%, 12/15/2020	2,082

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Banks — continued
4,000	Huntington National Bank (The), 2.00%, 06/30/2018	4,013
3,218	Industrial & Commercial Bank of China Ltd., (China), 2.35%, 11/13/2017	3,222
1,400	ING Groep NV, (Netherlands), 3.15%, 03/29/2022	1,434
4,000	KeyCorp, 2.90%, 09/15/2020	4,095
4,800	Lloyds Bank plc, (United Kingdom), 2.70%, 08/17/2020	4,891
	Manufacturers & Traders Trust Co.,
1,295	2.10%, 02/06/2020	1,299
1,000	2.25%, 07/25/2019	1,007
1,648	2.30%, 01/30/2019	1,662
2,635	Mitsubishi UFJ Financial Group, Inc., (Japan), 2.67%, 07/25/2022	2,652
	Mizuho Bank Ltd., (Japan),
1,631	1.80%, 03/26/2018 (e)	1,632
1,189	2.65%, 09/25/2019 (e)	1,203
1,000	Mizuho Financial Group, Inc., (Japan), 2.95%, 02/28/2022	1,017
4,425	National City Corp., 6.88%, 05/15/2019	4,786
	PNC Bank NA,
1,315	2.30%, 06/01/2020	1,328
4,300	2.40%, 10/18/2019	4,350
1,000	2.60%, 07/21/2020	1,019
7,278	PNC Financial Services Group, Inc. (The), 5.13%, 02/08/2020	7,830
2,010	Regions Bank, 2.25%, 09/14/2018	2,018
1,340	Regions Financial Corp., 3.20%, 02/08/2021	1,376
	Royal Bank of Canada, (Canada),
5,960	1.63%, 04/15/2019	5,948
3,905	2.20%, 07/27/2018	3,927
5,000	Santander UK Group Holdings plc, (United Kingdom), 3.13%, 01/08/2021	5,104
8,249	Santander UK plc, (United Kingdom), 2.50%, 03/14/2019	8,334
	Skandinaviska Enskilda Banken AB, (Sweden),
884	1.75%, 03/19/2018 (e)	885
850	2.63%, 11/17/2020 (e)	864
2,850	Societe Generale SA, (France), 3.25%, 01/12/2022 (e)	2,914
	Sumitomo Mitsui Banking Corp., (Japan),
3,250	1.50%, 01/18/2018	3,250
775	2.50%, 07/19/2018	781
1,510	Sumitomo Mitsui Financial Group, Inc., (Japan), 2.78%, 07/12/2022	1,527

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	243

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
	SunTrust Banks, Inc.,
5,000	2.50%, 05/01/2019	5,054
3,125	2.90%, 03/03/2021	3,196
1,096	Toronto-Dominion Bank (The), (Canada), 2.13%, 04/07/2021	1,100
	UBS Group Funding Switzerland AG, (Switzerland),
3,626	2.65%, 02/01/2022 (e)	3,625
1,500	2.95%, 09/24/2020 (e)	1,529
1,371	3.00%, 04/15/2021 (e)	1,395
	Wells Fargo & Co.,
8,248	2.10%, 07/26/2021	8,213
2,367	2.15%, 01/15/2019	2,384
12,634	2.50%, 03/04/2021	12,768
600	2.63%, 07/22/2022	603
13,648	Series N, 2.15%, 01/30/2020	13,720
	Westpac Banking Corp., (Australia),
1,202	2.25%, 01/17/2019	1,210
4,000	2.60%, 11/23/2020	4,070
3,106	4.88%, 11/19/2019	3,306

		381,731

	Capital Markets — 4.5%
	Bank of New York Mellon Corp. (The),
3,450	2.05%, 05/03/2021	3,446
5,040	2.50%, 04/15/2021	5,118
	Credit Suisse AG, (Switzerland),
9,000	1.70%, 04/27/2018	9,005
1,250	2.30%, 05/28/2019	1,261
12,000	Deutsche Bank AG, (Germany), 3.13%, 01/13/2021	12,177
	Goldman Sachs Group, Inc. (The),
1,200	1.95%, 07/23/2019	1,201
1,000	2.35%, 11/15/2021	995
3,000	2.60%, 04/23/2020	3,037
5,810	2.63%, 04/25/2021	5,849
1,000	2.88%, 02/25/2021	1,016
27,314	5.38%, 03/15/2020	29,493
2,375	5.75%, 01/24/2022	2,683
18,799	7.50%, 02/15/2019	20,290
3,772	ING Bank NV, (Netherlands), 2.45%, 03/16/2020 (e)	3,815
3,210	Jefferies Group LLC, 5.13%, 04/13/2018	3,274
7,574	Macquarie Bank Ltd., (Australia), 2.60%, 06/24/2019 (e)	7,651

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Capital Markets — continued
	Macquarie Group Ltd., (Australia),
3,080	3.00%, 12/03/2018 (e)	3,119
446	7.63%, 08/13/2019 (e)	492
	Morgan Stanley,
990	2.45%, 02/01/2019	998
6,706	2.50%, 04/21/2021	6,751
2,070	2.63%, 11/17/2021	2,087
27,319	2.65%, 01/27/2020	27,750
5,400	5.50%, 01/26/2020	5,829
4,115	5.50%, 07/24/2020	4,498
2,836	5.75%, 01/25/2021	3,151
5,026	6.63%, 04/01/2018	5,167
4,861	7.30%, 05/13/2019	5,292
1,005	Nomura Holdings, Inc., (Japan), 2.75%, 03/19/2019	1,017
1,070	Northern Trust Co. (The), 6.50%, 08/15/2018	1,118
885	Northern Trust Corp., 3.45%, 11/04/2020	925
1,991	State Street Corp., 1.95%, 05/19/2021	1,985
500	TD Ameritrade Holding Corp., 5.60%, 12/01/2019	541
520	Thomson Reuters Corp., (Canada), 3.95%, 09/30/2021	547
	UBS AG, (Switzerland),
1,864	1.80%, 03/26/2018	1,867
8,000	2.20%, 06/08/2020 (e)	8,035

		191,480

	Consumer Finance — 2.2%
	AerCap Ireland Capital DAC, (Netherlands),
1,717	3.75%, 05/15/2019	1,761
1,105	3.95%, 02/01/2022	1,153
1,662	4.50%, 05/15/2021	1,766
2,150	4.63%, 10/30/2020	2,292
	American Express Co.,
2,000	2.50%, 08/01/2022	2,010
5,015	7.00%, 03/19/2018	5,160
1,395	8.13%, 05/20/2019	1,542
	American Express Credit Corp.,
3,234	2.25%, 05/05/2021	3,249
1,000	2.38%, 05/26/2020	1,012
2,045	2.70%, 03/03/2022	2,085
2,001	Series F, 2.60%, 09/14/2020	2,038
	American Honda Finance Corp.,
2,095	1.95%, 07/20/2020	2,099
2,000	Series A, 2.15%, 03/13/2020	2,018

SEE NOTES TO FINANCIAL STATEMENTS.

244	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Consumer Finance — continued
	Capital One Financial Corp.,
613	2.45%, 04/24/2019	618
5,340	3.05%, 03/09/2022	5,429
	Caterpillar Financial Services Corp.,
1,952	1.93%, 10/01/2021	1,940
760	7.15%, 02/15/2019	818
	Ford Motor Credit Co. LLC,
2,211	2.38%, 01/16/2018	2,215
1,322	2.55%, 10/05/2018	1,331
5,620	2.60%, 11/04/2019	5,672
800	2.98%, 08/03/2022	799
3,410	3.16%, 08/04/2020	3,484
4,156	3.34%, 03/18/2021	4,257
6,146	3.34%, 03/28/2022	6,265
500	5.00%, 05/15/2018	511
2,170	8.13%, 01/15/2020	2,454
	General Motors Financial Co., Inc.,
2,066	2.40%, 05/09/2019	2,076
2,804	3.45%, 01/14/2022	2,861
3,504	3.45%, 04/10/2022	3,569
11,821	4.20%, 03/01/2021	12,447
1,260	John Deere Capital Corp., 1.70%, 01/15/2020	1,258
2,145	Synchrony Financial, 3.75%, 08/15/2021	2,217
3,394	Toyota Motor Credit Corp., 1.90%, 04/08/2021	3,387

		91,793

	Diversified Financial Services — 0.5%
1,960	EDP Finance BV, (Portugal), 4.13%, 01/15/2020 (e)	2,036
8,919	GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/2020	9,028
544	Hutchison Whampoa International 12 II Ltd., (Hong Kong), 2.00%, 11/08/2017 (e)	544
1,115	National Rural Utilities Cooperative Finance Corp., 2.35%, 06/15/2020	1,127
	Nationwide Building Society, (United Kingdom),
1,269	2.45%, 07/27/2021 (e)	1,278
925	6.25%, 02/25/2020 (e)	1,018
908	ORIX Corp., (Japan), 2.90%, 07/18/2022	917
2,344	Protective Life Global Funding, 1.56%, 09/13/2019 (e)	2,320
1,682	Shell International Finance BV, (Netherlands), 2.13%, 05/11/2020	1,700

		19,968

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Insurance — 0.9%
2,000	American International Group, Inc., 3.30%, 03/01/2021	2,070
2,045	Aon Corp., 5.00%, 09/30/2020	2,215
2,905	Athene Global Funding, 2.75%, 04/20/2020 (e)	2,936
783	Chubb INA Holdings, Inc., 2.30%, 11/03/2020	791
2,000	CNA Financial Corp., 5.88%, 08/15/2020	2,203
1,150	Hartford Financial Services Group, Inc. (The), 5.50%, 03/30/2020	1,247
4,500	Jackson National Life Global Funding, 2.30%, 04/16/2019 (e)	4,527
800	Liberty Mutual Group, Inc., 5.00%, 06/01/2021 (e)	874
	Lincoln National Corp.,
470	6.25%, 02/15/2020	515
1,227	8.75%, 07/01/2019	1,372
1,500	Marsh & McLennan Cos., Inc., 2.35%, 09/10/2019	1,515
2,272	MassMutual Global Funding II, 2.00%, 04/15/2021 (e)	2,262
4,000	Metropolitan Life Global Funding I, 2.30%, 04/10/2019 (e)	4,038
4,000	New York Life Global Funding, 2.15%, 06/18/2019 (e)	4,027
4,417	Pricoa Global Funding I, 2.55%, 11/24/2020 (e)	4,488
1,000	Principal Life Global Funding II, 1.50%, 04/18/2019 (e)	995
1,388	Reliance Standard Life Global Funding II, 3.05%, 01/20/2021 (e)	1,414
500	WR Berkley Corp., 5.38%, 09/15/2020	544
2,050	XLIT Ltd., (Bermuda), 2.30%, 12/15/2018	2,062

		40,095

	Thrifts & Mortgage Finance — 0.1%
5,850	BPCE SA, (France), 2.50%, 12/10/2018	5,905

	Total Financials	730,972

	Health Care — 2.2%
	Biotechnology — 0.6%
	AbbVie, Inc.,
927	2.30%, 05/14/2021	929
14,065	2.50%, 05/14/2020	14,245
4,000	Amgen, Inc., 2.20%, 05/22/2019	4,023
1,672	Biogen, Inc., 2.90%, 09/15/2020	1,711
2,170	Celgene Corp., 2.88%, 08/15/2020	2,225
	Gilead Sciences, Inc.,
2,073	2.05%, 04/01/2019	2,084

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	245

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Biotechnology — continued
1,490	2.55%, 09/01/2020	1,517

		26,734

	Health Care Equipment & Supplies — 0.4%
270	Abbott Laboratories, 2.55%, 03/15/2022	270
	Becton Dickinson and Co.,
530	2.13%, 06/06/2019	532
960	2.40%, 06/05/2020	965
1,203	2.68%, 12/15/2019	1,220
3,100	Edwards Lifesciences Corp., 2.88%, 10/15/2018	3,131
2,915	Medtronic, Inc., 2.50%, 03/15/2020	2,965
3,500	Stryker Corp., 2.00%, 03/08/2019	3,512
2,702	Zimmer Biomet Holdings, Inc., 2.70%, 04/01/2020	2,734

		15,329

	Health Care Providers & Services — 0.6%
2,640	Aetna, Inc., 2.20%, 03/15/2019	2,656
	Anthem, Inc.,
2,670	2.25%, 08/15/2019	2,688
815	4.35%, 08/15/2020	867
	Cardinal Health, Inc.,
2,870	1.95%, 06/14/2019	2,872
4,779	2.40%, 11/15/2019	4,820
1,765	Coventry Health Care, Inc., 5.45%, 06/15/2021	1,949
3,250	Laboratory Corp. of America Holdings, 2.63%, 02/01/2020	3,290
2,688	McKesson Corp., 2.28%, 03/15/2019	2,704
3,014	Medco Health Solutions, Inc., 4.13%, 09/15/2020	3,180
1,340	Quest Diagnostics, Inc., 4.75%, 01/30/2020	1,423

		26,449

	Life Sciences Tools & Services — 0.1%
2,930	Thermo Fisher Scientific, Inc., 4.70%, 05/01/2020	3,132

	Pharmaceuticals — 0.5%
1,650	Actavis, Inc., 6.13%, 08/15/2019	1,782
3,798	Allergan Funding SCS, 3.45%, 03/15/2022	3,946
2,600	Bayer US Finance LLC, (Germany), 2.38%, 10/08/2019 (e)	2,620
	Mylan NV,
1,510	2.50%, 06/07/2019	1,515
2,400	3.15%, 06/15/2021	2,434

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Pharmaceuticals — continued
	Shire Acquisitions Investments Ireland DAC,
500	1.90%, 09/23/2019	498
3,970	2.40%, 09/23/2021	3,942
2,000	Teva Pharmaceutical Finance Co. BV, (Israel), Series 2, 3.65%, 11/10/2021	1,981
850	Teva Pharmaceutical Finance IV LLC, (Israel), 2.25%, 03/18/2020	831
1,085	Teva Pharmaceutical Finance Netherlands III BV, (Israel), 2.20%, 07/21/2021	1,031
531	Zoetis, Inc., 3.45%, 11/13/2020	552

		21,132

	Total Health Care	92,776

	Industrials — 1.4%
	Aerospace & Defense — 0.3%
2,903	BAE Systems Holdings, Inc., (United Kingdom), 6.38%, 06/01/2019 (e)	3,120
1,772	L3 Technologies, Inc., 4.75%, 07/15/2020	1,897
1,415	Lockheed Martin Corp., 2.50%, 11/23/2020	1,439
5,000	Precision Castparts Corp., 2.25%, 06/15/2020	5,075
	Textron, Inc.,
655	5.60%, 12/01/2017	661
1,300	5.95%, 09/21/2021	1,457

		13,649

	Building Products — 0.0% (g)
1,015	Johnson Controls International plc, 5.00%, 03/30/2020	1,086

	Commercial Services & Supplies — 0.1%
840	Republic Services, Inc., 5.50%, 09/15/2019	900
2,605	Waste Management, Inc., 4.75%, 06/30/2020	2,805

		3,705

	Industrial Conglomerates — 0.1%
	Roper Technologies, Inc.,
830	3.00%, 12/15/2020	851
1,045	6.25%, 09/01/2019	1,131

		1,982

	Machinery — 0.0% (g)
1,290	Stanley Black & Decker, Inc., 2.45%, 11/17/2018	1,302

	Professional Services — 0.0% (g)
1,507	Equifax, Inc., 2.30%, 06/01/2021	1,512

	Road & Rail — 0.5%
465	Burlington Northern Santa Fe LLC, 8.13%, 04/15/2020	533

SEE NOTES TO FINANCIAL STATEMENTS.

246	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Road & Rail — continued
	Canadian Pacific Railway Co., (Canada),
2,900	6.50%, 05/15/2018	2,993
1,000	7.25%, 05/15/2019	1,086
1,520	Norfolk Southern Corp., 3.25%, 12/01/2021	1,579
1,200	Norfolk Southern Railway Co., 9.75%, 06/15/2020	1,451
	Penske Truck Leasing Co. LP,
2,047	2.50%, 06/15/2019 (e)	2,067
800	3.38%, 02/01/2022 (e)	829
	Ryder System, Inc.,
1,403	2.35%, 02/26/2019	1,413
1,865	2.45%, 09/03/2019	1,884
1,320	2.50%, 05/11/2020	1,336
1,060	2.50%, 09/01/2022	1,062
5,600	SMBC Aviation Capital Finance DAC, (Ireland), 3.00%, 07/15/2022 (e)	5,637

		21,870

	Trading Companies & Distributors — 0.4%
	Air Lease Corp.,
3,303	2.13%, 01/15/2018	3,307
2,038	2.13%, 01/15/2020	2,040
1,915	2.63%, 09/04/2018	1,931
1,417	2.63%, 07/01/2022	1,415
4,280	Aviation Capital Group Corp., 2.88%, 01/20/2022 (e)	4,310
	International Lease Finance Corp.,
1,315	5.88%, 04/01/2019	1,392
1,700	8.25%, 12/15/2020	1,991

		16,386

	Total Industrials	61,492

	Information Technology — 0.4%
	Communications Equipment — 0.1%
3,000	Harris Corp., 2.00%, 04/27/2018	3,004

	Electronic Equipment, Instruments & Components — 0.0% (g)
	Arrow Electronics, Inc.,
1,382	3.00%, 03/01/2018	1,390
664	6.00%, 04/01/2020	721

		2,111

	IT Services — 0.1%
2,435	Western Union Co. (The), 3.60%, 03/15/2022	2,493

	Semiconductors & Semiconductor Equipment — 0.1%
1,000	Analog Devices, Inc., 2.50%, 12/05/2021	1,007

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Semiconductors & Semiconductor Equipment — continued
3,935	Broadcom Corp., 2.38%, 01/15/2020 (e)	3,961

		4,968

	Software — 0.1%
2,295	VMware, Inc., 2.30%, 08/21/2020	2,299

	Total Information Technology	14,875

	Materials — 0.4%
	Chemicals — 0.4%
1,540	Agrium, Inc., (Canada), 6.75%, 01/15/2019	1,635
2,648	Air Liquide Finance SA, (France), 1.38%, 09/27/2019 (e)	2,625
3,000	CF Industries, Inc., 6.88%, 05/01/2018	3,090
805	Dow Chemical Co. (The), 8.55%, 05/15/2019	894
1,000	Eastman Chemical Co., 5.50%, 11/15/2019	1,073
1,755	Mosaic Co. (The), 3.75%, 11/15/2021	1,829
2,025	RPM International, Inc., 6.13%, 10/15/2019	2,197
1,000	Westlake Chemical Corp., 4.63%, 02/15/2021	1,030

		14,373

	Construction Materials — 0.0% (g)
440	CRH America, Inc., (Ireland), 8.13%, 07/15/2018	463
700	Vulcan Materials Co., 7.50%, 06/15/2021	826

		1,289

	Metals & Mining — 0.0% (g)
1,260	Nucor Corp., 5.85%, 06/01/2018	1,298

	Total Materials	16,960

	Real Estate — 0.9%
	Equity Real Estate Investment Trusts (REITs) — 0.9%
1,000	Alexandria Real Estate Equities, Inc., 4.60%, 04/01/2022	1,075
	American Tower Corp.,
1,590	3.30%, 02/15/2021	1,640
415	5.05%, 09/01/2020	450
2,267	Boston Properties LP, 4.13%, 05/15/2021	2,408
6,091	Crown Castle International Corp., 2.25%, 09/01/2021	6,026
1,720	DDR Corp., 3.50%, 01/15/2021	1,752
1,755	Digital Realty Trust LP, 3.40%, 10/01/2020	1,816
965	Duke Realty LP, 3.88%, 02/15/2021	1,010
1,117	EPR Properties, 7.75%, 07/15/2020	1,266
1,000	ERP Operating LP, 2.38%, 07/01/2019	1,010
1,804	Government Properties Income Trust, 4.00%, 07/15/2022	1,813

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	247

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Equity Real Estate Investment Trusts (REITs) — continued
	HCP, Inc.,
5,410	2.63%, 02/01/2020	5,466
63	5.38%, 02/01/2021	69
2,390	National Retail Properties, Inc., 5.50%, 07/15/2021	2,634
3,739	Simon Property Group LP, 2.20%, 02/01/2019	3,764
1,569	Ventas Realty LP, 2.00%, 02/15/2018	1,571
1,208	VEREIT Operating Partnership LP, 4.13%, 06/01/2021	1,269
	Welltower, Inc.,
735	2.25%, 03/15/2018	736
1,870	4.95%, 01/15/2021	2,020
1,200	6.13%, 04/15/2020	1,322

	Total Real Estate	39,117

	Telecommunication Services — 1.0%
	Diversified Telecommunication Services — 1.0%
	AT&T, Inc.,
13,000	3.00%, 06/30/2022	13,147
4,754	3.80%, 03/15/2022	4,971
1,900	5.00%, 03/01/2021	2,062
300	5.80%, 02/15/2019	317
1,992	British Telecommunications plc, (United Kingdom), 2.35%, 02/14/2019	2,005
1,000	Deutsche Telekom International Finance BV, (Germany), 6.75%, 08/20/2018	1,047
	Orange SA, (France),
1,391	2.75%, 02/06/2019	1,410
1,893	5.38%, 07/08/2019	2,011
	Verizon Communications, Inc.,
14,000	2.95%, 03/15/2022	14,256
2,830	3.13%, 03/16/2022	2,901

	Total Telecommunication Services	44,127

	Utilities — 1.3%
	Electric Utilities — 0.9%
	Arizona Public Service Co.,
1,000	2.20%, 01/15/2020	1,007
400	8.75%, 03/01/2019	440
500	Atlantic City Electric Co., 7.75%, 11/15/2018	535
5,365	Cleveland Electric Illuminating Co. (The), 8.88%, 11/15/2018	5,798
880	Commonwealth Edison Co., 4.00%, 08/01/2020	927
1,930	Emera US Finance LP, (Canada), 2.70%, 06/15/2021	1,950

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Electric Utilities — continued
3,100	Enel Finance International NV, (Italy), 2.88%, 05/25/2022 (e)	3,128
444	Entergy Corp., 5.13%, 09/15/2020	479
965	Entergy Gulf States Louisiana LLC, 6.00%, 05/01/2018	992
735	Entergy Louisiana LLC, 6.50%, 09/01/2018	767
530	Kentucky Utilities Co., 3.25%, 11/01/2020	550
	NextEra Energy Capital Holdings, Inc.,
224	2.70%, 09/15/2019	227
250	6.00%, 03/01/2019	265
631	Niagara Mohawk Power Corp., 4.88%, 08/15/2019 (e)	666
380	Oncor Electric Delivery Co. LLC, 2.15%, 06/01/2019	381
1,579	Pacific Gas & Electric Co., 8.25%, 10/15/2018	1,690
455	PPL Capital Funding, Inc., 1.90%, 06/01/2018	456
	Progress Energy, Inc.,
6,135	4.40%, 01/15/2021	6,534
865	4.88%, 12/01/2019	922
510	Public Service Co. of Oklahoma, 5.15%, 12/01/2019	540
1,068	Southern California Edison Co., 1.85%, 02/01/2022	1,061
2,610	Southern Co. (The), 2.75%, 06/15/2020	2,656
765	Southwestern Electric Power Co., 6.45%, 01/15/2019	810
2,167	State Grid Overseas Investment 2013 Ltd., (China), 1.75%, 05/22/2018 (e)	2,163
2,620	Xcel Energy, Inc., 2.40%, 03/15/2021	2,644

		37,588

	Gas Utilities — 0.2%
314	Atmos Energy Corp., 8.50%, 03/15/2019	345
1,400	CenterPoint Energy Resources Corp., 4.50%, 01/15/2021	1,484
	Dominion Energy Gas Holdings LLC,
675	2.50%, 12/15/2019	682
7,023	2.80%, 11/15/2020	7,157

		9,668

	Independent Power and Renewable Electricity Producers — 0.0% (g)
	Exelon Generation Co. LLC,
1,798	2.95%, 01/15/2020	1,831
260	5.20%, 10/01/2019	277
495	Southern Power Co., Series 15A, 1.50%, 06/01/2018	495

		2,603

SEE NOTES TO FINANCIAL STATEMENTS.

248	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
		Multi-Utilities — 0.2%
1,015		Berkshire Hathaway Energy Co., 2.40%, 02/01/2020	1,025
		CMS Energy Corp.,
675		6.25%, 02/01/2020	741
330		8.75%, 06/15/2019	367
1,100		Dominion Energy, Inc., 6.40%, 06/15/2018	1,140
729		NiSource Finance Corp., 6.80%, 01/15/2019	776
234		SCANA Corp., 4.75%, 05/15/2021	248
2,736		Sempra Energy, 9.80%, 02/15/2019	3,043
475		TECO Finance, Inc., 5.15%, 03/15/2020	507

			7,847

		Total Utilities	57,706

		Total Corporate Bonds (Cost $1,292,294)	1,300,386

Mortgage-Backed Securities — 4.8%
		FHLMC,
325		ARM, 2.46%, 08/01/2037 (z)	343
36		ARM, 2.82%, 01/01/2027 (z)	38
1,242		ARM, 2.92%, 05/01/2037 (z)	1,283
671		ARM, 2.94%, 12/01/2036 (z)	694
1,033		ARM, 2.95%, 03/01/2037 (z)	1,066
46		ARM, 3.02%, 12/01/2027 (z)	47
1,677		ARM, 3.02%, 10/01/2036 (z)	1,751
533		ARM, 3.13%, 10/01/2037 (z)	561
513		ARM, 3.14%, 11/01/2036 (z)	537
816		ARM, 3.20%, 08/01/2037 (z)	860
706		ARM, 3.23%, 08/01/2036 (z)	739
138		ARM, 3.23%, 12/01/2036 (z)	145
473		ARM, 3.24%, 12/01/2036 (z)	495
472		ARM, 3.30%, 03/01/2037 (z)	492
554		ARM, 3.30%, 04/01/2037 (z)	585
101		ARM, 3.30%, 03/01/2035 (z)	105
212		ARM, 3.33%, 06/01/2036 (z)	221
1,192		ARM, 3.34%, 01/01/2037 (z)	1,248
500		ARM, 3.34%, 11/01/2037 (z)	525
131		ARM, 3.37%, 02/01/2037 (z)	138
2,992		ARM, 3.40%, 03/01/2035 (z)	3,207
868		ARM, 3.48%, 08/01/2036 (z)	915
—	(h)	ARM, 3.52%, 12/01/2017 (z)	—	(h)
253		ARM, 3.53%, 08/01/2037 (z)	264
1,738		ARM, 3.57%, 10/01/2035 (z)	1,862
109		ARM, 3.58%, 04/01/2037 (z)	115
99		ARM, 3.59%, 07/01/2036 (z)	104
1,198		ARM, 3.77%, 04/01/2038 (z)	1,273

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

938		ARM, 3.77%, 03/01/2036 (z)	996
1,081		ARM, 3.81%, 01/01/2038 (z)	1,149
1,753		ARM, 3.84%, 06/01/2037 (z)	1,853
4,423		ARM, 3.85%, 06/01/2037 (z)	4,700
550		ARM, 3.89%, 03/01/2037 (z)	584
510		ARM, 3.94%, 02/01/2037 (z)	544
1,524		ARM, 4.02%, 03/01/2036 (z)	1,643
2		ARM, 5.75%, 01/01/2027 (z)	2
		FHLMC Gold Pools, 15 Year, Single Family,
13,853		4.00%, 07/01/2018 - 06/01/2026	14,509
53		4.50%, 10/01/2018	54
1,313		5.00%, 03/01/2018 - 01/01/2021	1,346
7,564		5.50%, 08/01/2019 - 01/01/2024	8,032
932		6.00%, 11/01/2018 - 12/01/2023	962
14		6.50%, 08/01/2021	14
		FHLMC Gold Pools, 20 Year, Single Family,
420		6.00%, 01/01/2019 - 10/01/2024	471
7		6.50%, 08/01/2018 - 05/01/2021	7
—	(h)	7.50%, 07/01/2018	—	(h)
		FHLMC Gold Pools, 30 Year, Single Family,
13,563		5.50%, 03/01/2034 - 07/01/2037	15,085
192		6.00%, 07/01/2032	215
259		7.00%, 08/01/2038	299
		FHLMC Gold Pools, FHA/VA,
6,204		7.50%, 12/01/2036	7,067
743		10.00%, 10/01/2030	796
		FNMA,
3		ARM, 1.88%, 01/01/2019 (z)	3
5		ARM, 2.22%, 07/01/2027 (z)	5
39		ARM, 2.34%, 08/01/2037 (z)	40
536		ARM, 2.44%, 04/01/2037 (z)	544
1,709		ARM, 2.46%, 08/01/2037 (z)	1,739
249		ARM, 2.50%, 10/01/2036 (z)	263
1		ARM, 2.55%, 03/01/2019 (z)	1
1,659		ARM, 2.73%, 07/01/2037 (z)	1,707
9		ARM, 2.73%, 05/01/2025 (z)	9
1,310		ARM, 2.83%, 01/01/2037 (z)	1,352
941		ARM, 2.84%, 02/01/2037 (z)	973
58		ARM, 2.84%, 04/01/2036 (z)	59
1,501		ARM, 2.84%, 11/01/2037 (z)	1,578
1		ARM, 2.88%, 08/01/2019 (z)	1
96		ARM, 2.89%, 01/01/2035 (z)	100
207		ARM, 2.89%, 09/01/2034 (z)	218
556		ARM, 3.02%, 12/01/2035 (z)	584
188		ARM, 3.02%, 07/01/2037 (z)	195
15		ARM, 3.04%, 06/01/2027 (z)	16

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	249

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage-Backed Securities — continued
320	ARM, 3.04%, 05/01/2036 (z)	333
510	ARM, 3.05%, 10/01/2036 (z)	540
34	ARM, 3.09%, 07/01/2037 (z)	36
6	ARM, 3.10%, 10/01/2025 (z)	6
1,584	ARM, 3.13%, 12/01/2036 (z)	1,653
747	ARM, 3.13%, 08/01/2036 (z)	786
58	ARM, 3.15%, 12/01/2036 (z)	61
539	ARM, 3.17%, 08/01/2036 (z)	565
1,149	ARM, 3.20%, 11/01/2037 (z)	1,206
156	ARM, 3.24%, 01/01/2037 (z)	163
931	ARM, 3.25%, 11/01/2037 (z)	971
3	ARM, 3.33%, 08/01/2036 (z)	3
159	ARM, 3.34%, 12/01/2036 (z)	167
816	ARM, 3.36%, 12/01/2037 (z)	858
405	ARM, 3.42%, 07/01/2036 (z)	425
308	ARM, 3.47%, 04/01/2037 (z)	323
167	ARM, 3.52%, 08/01/2036 (z)	176
268	ARM, 3.54%, 12/01/2036 (z)	285
13	ARM, 3.55%, 06/01/2036 (z)	13
1,077	ARM, 3.56%, 03/01/2037 (z)	1,129
273	ARM, 3.58%, 03/01/2047 (z)	282
476	ARM, 3.67%, 08/01/2036 (z)	505
1,560	ARM, 3.89%, 03/01/2036 (z)	1,672
492	ARM, 3.93%, 04/01/2038 (z)	499
1,294	ARM, 4.00%, 10/01/2035 (z)	1,389
2,119	ARM, 4.06%, 03/01/2036 (z)	2,285
2,400	ARM, 4.07%, 03/01/2036 (z)	2,586
	FNMA, 15 Year, Single Family,
117	4.00%, 08/01/2018 - 01/01/2019	121
380	4.50%, 05/01/2018 - 05/01/2019	389
499	5.00%, 12/01/2017 - 07/01/2020	511
13,341	5.50%, 01/01/2018 - 07/01/2025	14,124
4,282	6.00%, 11/01/2017 - 07/01/2024	4,540
771	6.50%, 01/01/2023 - 03/01/2023	827
4	7.00%, 01/01/2018	4
	FNMA, 20 Year, Single Family,
478	5.50%, 05/01/2027	528
6	6.00%, 03/01/2018 - 07/01/2019	7
1,190	6.50%, 04/01/2018 - 03/01/2025	1,318
203	7.00%, 08/01/2020 - 08/01/2021	210
	FNMA, 30 Year, FHA/VA,
127	5.50%, 08/01/2034	140
10	8.50%, 03/01/2027	10
	FNMA, 30 Year, Single Family,
13,300	5.00%, 10/01/2039	14,694
18,601	5.50%, 12/01/2032 - 04/01/2037	20,898

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

11,404		6.00%, 04/01/2035 - 01/01/2038	12,987
6,762		6.50%, 03/01/2026 - 10/01/2038	7,813
2,961		7.00%, 04/01/2037 - 08/01/2037	3,512
53		8.00%, 12/01/2030	58
2		8.50%, 09/01/2021	2
22		9.00%, 02/01/2031	22
11		9.50%, 07/01/2028	12
3		10.00%, 02/01/2024	3
50		FNMA, Other, 4.50%, 12/01/2019	52
629		GNMA I, 15 Year, Single Family, 6.50%, 10/15/2023	670
		GNMA I, 30 Year, Single Family,
3,272		6.50%, 09/15/2038	4,012
7		8.50%, 04/15/2025	8
7		9.00%, 09/15/2024 - 10/15/2026	8
92		9.50%, 07/15/2020 - 12/15/2025	99
		GNMA II,
35		ARM, 2.13%, 07/20/2021 - 09/20/2022 (z)	36
53		ARM, 2.25%, 11/20/2025 (z)	55
32		ARM, 2.37%, 03/20/2022 - 01/20/2028 (z)	34
—	(h)	ARM, 2.50%, 12/20/2017 (z)	—	(h)
2		ARM, 2.63%, 05/20/2021 (z)	2
5		ARM, 3.00%, 04/20/2018 - 05/20/2020 (z)	4
—	(h)	ARM, 3.50%, 12/20/2017 (z)	—	(h)
1		ARM, 4.00%, 08/20/2018 (z)	1
		GNMA II, 30 Year, Single Family,
2,425		6.00%, 09/20/2038	2,715
5,534		7.00%, 08/20/2038 - 09/20/2038	6,493
9		7.50%, 09/20/2028	10
20		8.00%, 09/20/2026 - 12/20/2027	25
24		8.50%, 03/20/2025 - 04/20/2025	26

		Total Mortgage-Backed Securities (Cost $200,992)	205,225

U.S. Government Agency Securities — 9.2%
8,500		FFCB, 1.00%, 09/25/2017	8,500
		FHLB,
7,500		0.88%, 06/29/2018	7,477
28,365		0.88%, 08/05/2019	28,084
23,950		1.00%, 09/26/2019	23,745
30,855		1.25%, 06/08/2018	30,856
35,345		1.75%, 12/14/2018	35,530
12,925		2.00%, 09/14/2018	13,021
20,000		5.00%, 11/17/2017	20,162

SEE NOTES TO FINANCIAL STATEMENTS.

250	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Government Agency Securities — continued
	FHLMC,
25,650	0.75%, 04/09/2018	25,584
19,310	0.88%, 10/12/2018	19,220
10,000	0.88%, 07/19/2019	9,906
30,000	1.50%, 01/17/2020	30,033
20,000	4.88%, 06/13/2018	20,564
	FNMA,
19,105	1.13%, 07/20/2018	19,082
12,500	1.25%, 08/17/2021	12,292
33,500	1.38%, 10/07/2021	33,085
27,665	1.70%, 10/09/2019 (n)	26,687
32,690	Resolution Funding Corp. STRIPS, 1.47%, 10/15/2019 (n)	31,649

	Total U.S. Government Agency Securities (Cost $396,919)	395,477

U.S. Treasury Obligations — 39.6%
	U.S. Treasury Notes,
30,000	0.75%, 10/31/2018	29,822
30,000	0.88%, 10/15/2018	29,873
60,000	1.00%, 05/31/2018	59,899
40,000	1.00%, 09/15/2018	39,897
20,000	1.00%, 08/31/2019	19,872
75,000	1.13%, 06/15/2018	74,938
25,000	1.13%, 04/30/2020	24,826
95,000	1.25%, 10/31/2018	94,985
60,550	1.25%, 11/30/2018	60,531
55,000	1.25%, 01/31/2019	54,974
45,000	1.25%, 03/31/2019	44,956
45,000	1.25%, 06/30/2019	44,944
45,000	1.25%, 08/31/2019	44,928
105,400	1.38%, 09/30/2018	105,519
10,000	1.38%, 02/28/2019	10,012
45,000	1.38%, 03/31/2020	44,991
10,000	1.38%, 04/30/2020	9,995

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

73,000	1.38%, 08/31/2020	72,852
80,000	1.38%, 09/30/2020	79,794
50,000	1.38%, 01/31/2021	49,762
75,000	1.50%, 12/31/2018	75,217
80,690	1.50%, 01/31/2019	80,917
25,440	1.50%, 02/28/2019	25,511
178,010	1.50%, 05/31/2019	178,559
20,000	1.50%, 11/30/2019	20,064
20,000	1.50%, 05/31/2020	20,048
105,650	1.63%, 04/30/2019	106,211
110,000	1.63%, 06/30/2019	110,589
10,000	1.63%, 08/31/2019	10,057
5,000	1.63%, 07/31/2020	5,029
13,200	2.25%, 07/31/2021	13,525
20,000	2.63%, 04/30/2018	20,185
10,000	2.75%, 02/28/2018	10,080
25,000	2.88%, 03/31/2018	25,244

	Total U.S. Treasury Obligations (Cost $1,699,933)	1,698,606

SHARES
Short-Term Investment — 0.3%
	Investment Company — 0.3%
11,116	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.88% (b) (l) (Cost $11,116)	11,116

	Total Investments — 99.8% (Cost $4,264,308)	4,276,985
	Other Assets in Excess of Liabilities — 0.2%	9,562

	NET ASSETS — 100.0%	$4,286,547

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	251

JPMorgan Short Duration Core Plus Fund

(formerly JPMorgan Short Duration High Yield Fund)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 0.6%
	Continental Airlines Pass-Through Trust,
5	Series 2006-ERJ1, 9.32%, 11/01/2019 (e)	5
750	Series 2012-3, Class C, 6.13%, 04/29/2018	766

	Total Asset-Backed Securities (Cost $773)	771

Corporate Bonds — 79.2%
	Consumer Discretionary — 12.9%
	Auto Components — 0.8%
230	American Axle & Manufacturing, Inc., 6.25%, 03/15/2021	237
515	Icahn Enterprises LP, 4.88%, 03/15/2019	520
255	IHO Verwaltungs GmbH, (Germany), , 4.12%, (cash) 09/15/2021 (e) (v)	259

		1,016

	Automobiles — 0.7%
643	Fiat Chrysler Automobiles NV, (United Kingdom), 4.50%, 04/15/2020	670
200	Jaguar Land Rover Automotive plc, (United Kingdom), 4.25%, 11/15/2019 (e)	206

		876

	Hotels, Restaurants & Leisure — 4.6%
1,175	1011778 BC ULC, (Canada), 6.00%, 04/01/2022 (e)	1,214
300	Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.50%, 07/01/2019 (e)	293
	GLP Capital LP,
40	4.38%, 04/15/2021	42
415	4.88%, 11/01/2020	437
815	International Game Technology plc, 5.63%, 02/15/2020 (e)	862
	MGM Resorts International,
1,040	5.25%, 03/31/2020	1,097
200	6.63%, 12/15/2021	225
780	Scientific Games International, Inc., 7.00%, 01/01/2022 (e)	833
108	Seminole Hard Rock Entertainment, Inc., 5.88%, 05/15/2021 (e)	108
314	Shingle Springs Tribal Gaming Authority, 9.75%, 09/01/2021 (e)	329
	Yum Brands, Inc.,
225	3.75%, 11/01/2021	232
155	3.88%, 11/01/2020	160

		5,832

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Household Durables — 0.8%
	CalAtlantic Group, Inc.,
415	8.38%, 05/15/2018	432
235	8.38%, 01/15/2021	274
250	PulteGroup, Inc., 4.25%, 03/01/2021	260

		966

	Media — 5.2%
500	Altice Financing SA, (Luxembourg), 6.50%, 01/15/2022 (e)	518
	Cablevision Systems Corp.,
130	5.88%, 09/15/2022	136
240	7.75%, 04/15/2018	247
518	8.00%, 04/15/2020	573
65	8.63%, 09/15/2017	65
	CSC Holdings LLC,
292	6.75%, 11/15/2021	323
735	8.63%, 02/15/2019	803
	DISH DBS Corp.,
770	5.13%, 05/01/2020	810
1,274	7.88%, 09/01/2019	1,399
871	NAI Entertainment Holdings, 5.00%, 08/01/2018 (e)	872
360	Outfront Media Capital LLC, 5.25%, 02/15/2022	372
460	TEGNA, Inc., 5.13%, 10/15/2019	467

		6,585

	Multiline Retail — 0.8%
960	Dollar Tree, Inc., 5.25%, 03/01/2020	987

	Total Consumer Discretionary	16,262

	Consumer Staples — 6.9%
	Beverages — 0.1%
89	DS Services of America, Inc., (Canada), 10.00%, 09/01/2021 (e)	94

	Food & Staples Retailing — 5.3%
409	Rite Aid Corp., 6.75%, 06/15/2021	423
	Safeway, Inc.,
502	3.95%, 08/15/2020	486
2,740	5.00%, 08/15/2019	2,774
	SUPERVALU, Inc.,
1,560	6.75%, 06/01/2021	1,505
1,530	7.75%, 11/15/2022	1,454

		6,642

	Food Products — 0.8%
250	Darling Ingredients, Inc., 5.38%, 01/15/2022	259

SEE NOTES TO FINANCIAL STATEMENTS.

252	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Food Products — continued
	JBS USA LUX SA, (Brazil),
103	7.25%, 06/01/2021 (e)	105
83	7.25%, 06/01/2021 (e)	85
600	8.25%, 02/01/2020 (e)	610

		1,059

	Personal Products — 0.7%
786	Nature’s Bounty Co. (The), 7.63%, 05/15/2021 (e)	839

	Total Consumer Staples	8,634

	Energy — 12.3%
	Energy Equipment & Services — 1.6%
97	Ensco plc, 4.70%, 03/15/2021	92
474	Nabors Industries, Inc., 4.63%, 09/15/2021	450
388	Precision Drilling Corp., (Canada), 6.50%, 12/15/2021	376
	SESI LLC,
230	6.38%, 05/01/2019	230
228	7.13%, 12/15/2021	229
	Weatherford International Ltd.,
415	5.13%, 09/15/2020	401
228	7.75%, 06/15/2021	228

		2,006

	Oil, Gas & Consumable Fuels — 10.7%
	Antero Resources Corp.,
1,165	5.13%, 12/01/2022	1,167
1,036	5.38%, 11/01/2021	1,054
79	CITGO Petroleum Corp., 6.25%, 08/15/2022 (e)	80
903	Continental Resources, Inc., 5.00%, 09/15/2022	908
550	DCP Midstream Operating LP, 5.35%, 03/15/2020 (e)	579
316	Encana Corp., (Canada), 3.90%, 11/15/2021	326
415	Energy Transfer Equity LP, 7.50%, 10/15/2020	468
1,030	Genesis Energy LP, 5.75%, 02/15/2021	1,030
875	NGL Energy Partners LP, 5.13%, 07/15/2019	862
995	NuStar Logistics LP, 4.80%, 09/01/2020	1,029
	Oasis Petroleum, Inc.,
576	6.50%, 11/01/2021	561
232	6.88%, 03/15/2022	226
46	Peabody Energy Corp., 6.00%, 03/31/2022 (e)	47
	QEP Resources, Inc.,
366	6.80%, 04/01/2018	372
162	6.80%, 03/01/2020	170
298	6.88%, 03/01/2021	309

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Oil, Gas & Consumable Fuels — continued
400	Rockies Express Pipeline LLC, 5.63%, 04/15/2020 (e)	421
227	RSP Permian, Inc., 6.63%, 10/01/2022	236
158	SM Energy Co., 6.50%, 11/15/2021	153
	Sunoco LP,
1,000	5.50%, 08/01/2020	1,029
211	6.25%, 04/15/2021	219
800	Targa Resources Partners LP, 4.13%, 11/15/2019	809
561	Ultra Resources, Inc., 6.88%, 04/15/2022 (e)	552
412	Whiting Petroleum Corp., 5.00%, 03/15/2019	408
410	Williams Cos., Inc. (The), 7.88%, 09/01/2021	479

		13,494

	Total Energy	15,500

	Financials — 5.8%
	Banks — 2.3%
545	Barclays plc, (United Kingdom), (5-Year Swap Rate + 6.71%), 8.25%, 12/15/2018 (x) (y) (aa)	578
1,841	CIT Group, Inc., 3.88%, 02/19/2019	1,882
575	Citigroup, Inc., Series Q, (USD 3 Month LIBOR + 4.10%), 5.95%, 08/15/2020 (x) (y) (aa)	607

		3,067

	Capital Markets — 0.2%
204	Goldman Sachs Group, Inc. (The), Series L, (USD 3 Month LIBOR + 3.88%), 5.70%, 05/10/2019 (x) (y) (aa)	211

	Consumer Finance — 1.9%
	Ally Financial, Inc.,
556	3.25%, 11/05/2018	562
270	3.50%, 01/27/2019	273
475	4.13%, 02/13/2022	487
500	4.75%, 09/10/2018	511
	Springleaf Finance Corp.,
371	7.75%, 10/01/2021	417
119	8.25%, 12/15/2020	134

		2,384

	Diversified Financial Services — 0.6%
705	Nationstar Mortgage LLC, 6.50%, 07/01/2021	719

	Insurance — 0.2%
235	CNO Financial Group, Inc., 4.50%, 05/30/2020	242

	Thrifts & Mortgage Finance — 0.6%
296	Ladder Capital Finance Holdings LLLP, 5.25%, 03/15/2022 (e)	305

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	253

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Thrifts & Mortgage Finance — continued
360	Radian Group, Inc., 7.00%, 03/15/2021	406

		711

	Total Financials	7,334

	Health Care — 5.0%
	Health Care Providers & Services — 4.7%
450	Centene Corp., 5.63%, 02/15/2021	468
100	Community Health Systems, Inc., 6.88%, 02/01/2022	83
500	DaVita, Inc., 5.75%, 08/15/2022	516
1,835	Envision Healthcare Corp., 5.63%, 07/15/2022	1,908
885	HCA Healthcare, Inc., 6.25%, 02/15/2021	956
	HCA, Inc.,
521	3.75%, 03/15/2019	530
620	4.25%, 10/15/2019	639
700	6.50%, 02/15/2020	762
70	Tenet Healthcare Corp., 7.50%, 01/01/2022 (e)	76

		5,938

	Pharmaceuticals — 0.3%
391	Valeant Pharmaceuticals International, Inc., 6.50%, 03/15/2022 (e)	410

	Total Health Care	6,348

	Industrials — 9.0%
	Aerospace & Defense — 1.9%
564	Arconic, Inc., 5.72%, 02/23/2019	590
	Bombardier, Inc., (Canada),
554	4.75%, 04/15/2019 (e)	565
740	8.75%, 12/01/2021 (e)	841
400	TransDigm, Inc., 5.50%, 10/15/2020	406

		2,402

	Air Freight & Logistics — 0.4%
535	XPO Logistics, Inc., 6.50%, 06/15/2022 (e)	562

	Airlines — 0.8%
536	Allegiant Travel Co., 5.50%, 07/15/2019	551
359	American Airlines Group, Inc., 5.50%, 10/01/2019 (e)	374
77	United Continental Holdings, Inc., 6.00%, 12/01/2020	83

		1,008

	Building Products — 0.7%
320	Airxcel, Inc., 8.50%, 02/15/2022 (e)	338
435	Summit Materials LLC, 8.50%, 04/15/2022	491

		829

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Commercial Services & Supplies — 3.3%
1,470	ADT Corp. (The), 6.25%, 10/15/2021	1,598
185	Harland Clarke Holdings Corp., 6.88%, 03/01/2020 (e)	191
1,770	ILFC E-Capital Trust I, (USD Constant Maturity 30 Year + 1.55%, 14.50% Cap), 4.34%, 12/21/2065 (e) (aa)	1,681
710	Nielsen Finance LLC, 4.50%, 10/01/2020	721

		4,191

	Machinery — 0.5%
640	Titan International, Inc., 6.88%, 10/01/2020	661

	Road & Rail — 0.5%
328	DAE Funding LLC, (United Arab Emirates), 4.50%, 08/01/2022 (e)	334
289	Park Aerospace Holdings Ltd., (Ireland), 5.25%, 08/15/2022 (e)	301

		635

	Trading Companies & Distributors — 0.9%
445	Aircastle Ltd., 5.50%, 02/15/2022	485
595	WESCO Distribution, Inc., 5.38%, 12/15/2021	613

		1,098

	Total Industrials	11,386

	Information Technology — 7.2%
	Electronic Equipment, Instruments & Components — 0.3%
375	Anixter, Inc., 5.63%, 05/01/2019	393

	Internet Software & Services — 0.2%
252	InterActiveCorp., 4.88%, 11/30/2018	253

	IT Services — 1.7%
2,065	Alliance Data Systems Corp., 5.88%, 11/01/2021 (e)	2,122

	Semiconductors & Semiconductor Equipment — 0.1%
125	NXP BV, (Netherlands), 4.13%, 06/15/2020 (e)	131

	Software — 0.9%
750	Infor US, Inc., 5.75%, 08/15/2020 (e)	770
354	Nuance Communications, Inc., 5.38%, 08/15/2020 (e)	359

		1,129

	Technology Hardware, Storage & Peripherals — 4.0%
1,360	Dell International LLC, 5.88%, 06/15/2021 (e)	1,426
3,310	EMC Corp., 2.65%, 06/01/2020	3,264
340	NCR Corp., 4.63%, 02/15/2021	345

		5,035

	Total Information Technology	9,063

SEE NOTES TO FINANCIAL STATEMENTS.

254	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Materials — 7.5%
	Chemicals — 1.1%
935	CF Industries, Inc., 7.13%, 05/01/2020	1,031
380	Momentive Performance Materials, Inc., 3.88%, 10/24/2021	381

		1,412

	Construction Materials — 0.2%
243	Cemex SAB de CV, (Mexico), 6.50%, 12/10/2019 (e)	253

	Containers & Packaging — 2.1%
1,000	Ardagh Packaging Finance plc, (Ireland), 4.25%, 09/15/2022 (e)	1,024
260	Ball Corp., 4.38%, 12/15/2020	272
375	Graphic Packaging International, Inc., 4.75%, 04/15/2021	395
480	Reynolds Group Issuer, Inc., (New Zealand), (USD 3 Month LIBOR + 3.50%), 4.80%, 07/15/2021 (e) (aa)	489
360	Sealed Air Corp., 6.50%, 12/01/2020 (e)	402

		2,582

	Metals & Mining — 4.1%
315	AK Steel Corp., 7.63%, 10/01/2021	328
155	Aleris International, Inc., 9.50%, 04/01/2021 (e)	165
1,315	Anglo American Capital plc, (United Kingdom), 4.45%, 09/27/2020 (e)	1,377
380	BlueScope Steel Finance Ltd., (Australia), 6.50%, 05/15/2021 (e)	400
250	Constellium NV, (Netherlands), 7.88%, 04/01/2021 (e)	266
346	FMG Resources August 2006 Pty. Ltd., (Australia), 4.75%, 05/15/2022 (e)	357
	Freeport-McMoRan, Inc.,
725	3.10%, 03/15/2020	725
500	6.50%, 11/15/2020	511
390	Lundin Mining Corp., (Canada), 7.50%, 11/01/2020 (e)	407
310	Steel Dynamics, Inc., 5.13%, 10/01/2021	318
310	United States Steel Corp., 8.38%, 07/01/2021 (e)	343

		5,197

	Total Materials	9,444

	Real Estate — 1.8%
	Equity Real Estate Investment Trusts (REITs) — 1.8%
1,300	Equinix, Inc., 5.38%, 04/01/2023	1,355
683	Iron Mountain, Inc., 6.00%, 10/01/2020 (e)	707

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Equity Real Estate Investment Trusts (REITs) — continued
155	RHP Hotel Properties LP, 5.00%, 04/15/2021	158

	Total Real Estate	2,220

	Telecommunication Services — 7.6%
	Diversified Telecommunication Services — 2.7%
260	CCO Holdings LLC, 5.88%, 04/01/2024 (e)	276
	CenturyLink, Inc.,
593	Series S, 6.45%, 06/15/2021	620
75	Series T, 5.80%, 03/15/2022	75
307	Series V, 5.63%, 04/01/2020	319
477	Frontier Communications Corp., 8.50%, 04/15/2020	472
670	Level 3 Financing, Inc., 5.63%, 02/01/2023	690
400	Virgin Media Secured Finance plc, (United Kingdom), 5.25%, 01/15/2021	427
	Windstream Services LLC,
316	7.75%, 10/15/2020	280
265	7.75%, 10/01/2021	210

		3,369

	Wireless Telecommunication Services — 4.9%
735	Hughes Satellite Systems Corp., 7.63%, 06/15/2021	837
750	SoftBank Group Corp., (Japan), 4.50%, 04/15/2020 (e)	775
	Sprint Communications, Inc.,
385	6.00%, 11/15/2022	410
485	7.00%, 08/15/2020	532
816	9.00%, 11/15/2018 (e)	881
880	Sprint Corp., 7.25%, 09/15/2021	970
	T-Mobile USA, Inc.,
617	4.00%, 04/15/2022	635
1,125	6.50%, 01/15/2024	1,200

		6,240

	Total Telecommunication Services	9,609

	Utilities — 3.2%
	Electric Utilities — 0.0% (g)
	Texas Competitive Electric Holdings Co. LLC,
2,925	8.50%, 05/01/2020 (d) (bb)	7

	Independent Power and Renewable Electricity Producers — 3.2%
	AES Corp.,
965	(USD 3 Month LIBOR + 3.00%), 4.20%, 06/01/2019 (aa)	966
850	7.38%, 07/01/2021	963

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	255

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
		Independent Power and Renewable Electricity Producers — continued
1,000		Calpine Corp., 6.00%, 01/15/2022 (e)	1,031
1,000		Dynegy, Inc., 6.75%, 11/01/2019	1,035

			3,995

		Total Utilities	4,002

		Total Corporate Bonds (Cost $99,064)	99,802

SHARES
Common Stocks — 0.1%
		Energy — 0.1%
		Oil, Gas & Consumable Fuels — 0.1%
—	(h)	Sabine Oil & Gas Holdings, Inc. (a)	5
—	(h)	Southcross Holdco Equity (a) (bb)	62

		Total Common Stocks (Cost $35)	67

Preferred Stock — 0.5%
		Financials — 0.5%
		Banks — 0.5%
23		GMAC Capital Trust I, Series 2, (USD 3 Month LIBOR + 5.79%), 7.10%, 02/15/2040 ($25 par value) (aa) (Cost $645)	611

NUMBER OF RIGHTS
Rights — 0.0% (g)
		Utilities — 0.0% (g)
		Independent Power and Renewable Electricity Producers — 0.0% (g)
48		Vistra Energy Corp., expiring 12/31/2049 (a) (bb) (Cost $—)	57

NUMBER OF WARRANTS		SECURITY DESCRIPTION	VALUE($)
Warrants — 0.0% (g)
		Energy — 0.0% (g)
		Oil, Gas & Consumable Fuels — 0.0% (g)
		Sabine Oil & Gas Holdings, Inc.,
—	(h)	expiring 04/13/2026 (a)	—	(h)
—	(h)	expiring 04/13/2026 (Strike Price $1.00) (a)	3

		Total Warrants (Cost $2)	3

SHARES
Short-Term Investment — 17.5%
		Investment Company — 17.5%
22,013		JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.88% (b) (l) (Cost $22,013)	22,013

		Total Investments — 97.9% (Cost $122,532)	123,324
		Other Assets in Excess of Liabilities — 2.1%	2,609

		NET ASSETS — 100.0%	$125,933

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

256	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

JPMorgan Treasury & Agency Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Government Agency Securities — 11.7%
4,000	Financing Corp. STRIPS, 1.40%, 11/30/2017 (n)	3,989
3,720	New Valley Generation I, 7.30%, 03/15/2019	3,864
1,703	New Valley Generation II, 5.57%, 05/01/2020	1,803

	Total U.S. Government Agency Securities (Cost $9,625)	9,656

U.S. Treasury Obligations — 86.5%
	U.S. Treasury Notes,
7,500	0.63%, 04/30/2018	7,471
675	0.88%, 07/31/2019	669
1,325	1.00%, 06/30/2019	1,318
2,000	1.00%, 08/31/2019	1,987
3,000	1.13%, 03/31/2020	2,981
4,000	1.13%, 07/31/2021	3,929
9,000	1.25%, 10/31/2018	8,999
4,000	1.25%, 02/29/2020	3,988
3,000	1.38%, 08/31/2020	2,994
8,000	1.50%, 10/31/2019	8,025
4,000	1.75%, 10/31/2018	4,023
2,000	1.88%, 01/31/2022	2,018
4,500	2.00%, 02/28/2021	4,572
5,000	2.13%, 08/31/2020	5,099
2,000	2.13%, 01/31/2021	2,040
7,000	2.63%, 11/15/2020	7,248
4,000	3.13%, 05/15/2021	4,225

	Total U.S. Treasury Obligations (Cost $71,592)	71,586

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 1.4%
	Investment Company — 1.4%
1,159	JPMorgan Federal Money Market Fund, Institutional Class Shares, 0.88% (b) (l) (Cost $1,159)	1,159

	Total Investments — 99.6% (Cost $82,376)	82,401
	Other Assets in Excess of Liabilities — 0.4%	369

	NET ASSETS — 100.0%	$82,770

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	257

J.P. Morgan Income Funds

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2017 (Unaudited)

ACE	— Adjusted Current Earnings
ACES	— Alternative Credit Enhancement Securities
ADR	— American Depositary Receipt
ARM	— Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of August 31, 2017.
AUD	— Australian Dollar
BRL	— Brazilian Real
CDX	— Credit Default Swap Index
CMBS	— Commercial Mortgage Backed Security
CPI-U	— Consumer Price Index for All Urban Customers
CSMC	— Credit Suisse Mortgage Trust
DIP	— Debtor-in-possession
ESOP	— Employee Stock Ownership Program
EUR	— Euro
FFCB	— Federal Farm Credit Bank
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GMAC	— General Motors Acceptance Corp.
GNMA	— Government National Mortgage Association
GO	— General Obligation
HB

—  High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

IF

—  Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of August 31, 2017. The rate may be subject to a cap and floor.

IO

—  Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

JPY	— Japanese Yen
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
NZD	— New Zealand Dollar
PEN	— Peruvian Sol
PIK	— Payment-in-Kind
PO

—  Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

Reg. S

—  Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

REMIC	— Real Estate Mortgage Investment Conduit
Rev.	— Revenue

STRIPS

—  Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

SUB	— Step-Up Bond. The interest rate shown is the rate in effect as of August 31, 2017.
TRY	— Turkish Lira
USD	— United States Dollar
UYU	— Uruguayan Peso
VA	— Veterans Administration
ZAR	— South African Rand

(a)	— Non-income producing security.
(b)

—  Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc.

(d)	— Defaulted Security. Security has not paid its last interest paymentand/or interest is not being accrued.
(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	— Amount rounds to less than 0.05%.
(h)	— Amount rounds to less than 500.
(k)	— All or a portion of this security is deposited with the broker asinitial margin for futures contracts or centrally cleared swaps.
(l)	— The rate shown is the current yield as of August 31, 2017.
(n)	— The rate shown is the effective yield as of August 31, 2017.
(t)	— The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(v)	— Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(x)

—  Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of August 31, 2017.

(w)	— All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(y)	— Security is an interest bearing note with preferred security characteristics.
(z)

—  Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2017.

(aa)	— Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2017.
(bb)	— Security has been valued using significant unobservable inputs.
(cc)	— Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
@	— The date shown reflects the next call date on which the issuer may redeem the security. The coupon rate for this security is currently in effect as of August 31, 2017.
^	— All or a portion of the security is unsettled as of August 31, 2017. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
†	— Approximately $27,586 of this investment is restricted as collateral for swaps to various brokers.

SEE NOTES TO FINANCIAL STATEMENTS.

258	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

THIS PAGE IS INTENTIONALLY LEFT BLANK

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	259

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2017 (Unaudited)

(Amounts in thousands, except per share amounts)

	Core Bond Fund	Core Plus Bond Fund	Government Bond Fund
ASSETS:
Investments in non-affiliates, at value	$25,746,006	$9,038,911	$1,321,921
Investments in affiliates, at value	499,698	520,775	50,149
Restricted cash for OTC derivatives	—	290	—
Cash	—	—	1
Foreign currency, at value	—	395	—
Deposits at broker for futures contracts	—	1,470	—
Receivables:
Investment securities sold	11,001	6,629	75
Fund shares sold	31,331	23,564	1,129
Interest and dividends from non-affiliates	113,918	57,508	4,215
Dividends from affiliates	481	450	31
Tax reclaims	—	33	—
Variation margin on centrally cleared swaps (net upfront payment of $2,605)	—	282	—
Unrealized appreciation on forward foreign currency exchange contracts	—	305	—

Total Assets	26,402,435	9,650,612	1,377,521

LIABILITIES:
Payables:
Due to custodian	4,603	1,491	—
Investment securities purchased	18,317	7,799	—
Fund shares redeemed	44,891	12,717	3,737
Variation margin on futures contracts	—	68	—
Unrealized depreciation on forward foreign currency exchange contracts	—	2,169	—
Accrued liabilities:
Investment advisory fees	6,038	2,356	302
Administration fees	1,437	654	68
Distribution fees	1,048	394	167
Service fees	1,805	246	161
Custodian and accounting fees	246	111	24
Collateral management fees	—	8	—
Trustees’ and Chief Compliance Officer’s fees	—	3	—	(a)
Audit fees	38	59	40
Other	1,310	45	92

Total Liabilities	79,733	28,120	4,591

Net Assets	$26,322,702	$9,622,492	$1,372,930

(a)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

260	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

	Core Bond Fund	Core Plus Bond Fund	Government Bond Fund
NET ASSETS:
Paid-in-Capital	$25,450,233	$9,480,768	$1,329,084
Accumulated undistributed (distributions in excess of) net investment income	1,358	2,335	(33)
Accumulated net realized gains (losses)	52,694	(22,773)	(651)
Net unrealized appreciation (depreciation)	818,417	162,162	44,530

Total Net Assets	$26,322,702	$9,622,492	$1,372,930

Net Assets:
Class A	$2,252,531	$1,028,821	$484,279
Class C	813,174	254,915	59,523
Class I (formerly Select Class)	10,168,163	1,771,949	699,034
Class L (formerly Institutional Class)	—	1,704,444	—
Class R2	107,383	29,181	58,571
Class R3	2,752	4,854	1,986
Class R4	20	207	435
Class R5	431,374	750	—
Class R6	12,547,305	4,827,371	69,102

Total	$26,322,702	$9,622,492	$1,372,930

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	191,966	123,249	45,463
Class C	68,863	30,370	5,606
Class I (formerly Select Class)	867,161	212,308	65,667
Class L (formerly Institutional Class)	—	204,014	—
Class R2	9,164	3,497	5,504
Class R3	235	582	186
Class R4	2	25	41
Class R5	36,840	90	—
Class R6	1,068,864	578,050	6,492

Net Asset Value (a):
Class A — Redemption price per share	$11.73	$8.35	$10.65
Class C — Offering price per share (b)	11.81	8.39	10.62
Class I (formerly Select Class) — Offering and redemption price per share	11.73	8.35	10.65
Class L (formerly Institutional Class) — Offering and redemption price per share	—	8.35	—
Class R2 — Offering and redemption price per share	11.72	8.35	10.64
Class R3 — Offering and redemption price per share	11.71	8.34	10.65
Class R4 — Offering and redemption price per share	11.72	8.34	10.64
Class R5 — Offering and redemption price per share	11.71	8.35	—
Class R6 — Offering and redemption price per share	11.74	8.35	10.64
Class A maximum sales charge	3.75%	3.75%	3.75%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$12.19	$8.68	$11.06

Cost of investments in non-affiliates	$24,927,600	$8,872,005	$1,277,391
Cost of investments in affiliates	499,687	520,718	50,149
Cost of foreign currency	—	386	—

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	261

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands, except per share amounts)

	High Yield Fund	Inflation Managed Bond Fund		Limited Duration Bond Fund
ASSETS:
Investments in non-affiliates, at value	$9,617,277	$1,388,154		$963,589
Investments in affiliates, at value	359,265	12,911		96,469
Investments in affiliates — restricted, at value	—	27,586		—
Restricted cash for OTC derivatives	—	5,644		—
Cash	1,068	—		97
Foreign currency, at value	268	—		—
Receivables:
Due from custodian	6,919	—		—
Investment securities sold	36,190	—		1,480
Fund shares sold	114,517	172		617
Interest and dividends from non-affiliates	150,706	8,165		1,736
Dividends from affiliates	238	30		91
Tax reclaims	750	—		—
Variation margin on centrally cleared swaps (net upfront payments of $13,225)	362	—		—
Outstanding swap contracts, at value	—	1,976		—

Total Assets	10,287,560	1,444,638		1,064,079

LIABILITIES:
Payables:
Due to custodian	—	—	(a)	—
Investment securities purchased	59,765	884		—
Fund shares redeemed	5,594	163		3,479
Outstanding swap contracts, at value	—	33,433		—
Accrued liabilities:
Investment advisory fees	4,650	282		152
Administration fees	389	100		33
Distribution fees	285	8		50
Service fees	634	52		62
Custodian and accounting fees	88	24		24
Collateral management fees	5	10		—
Trustees’ and Chief Compliance Officer’s fees	1	1		—
Audit fees	59	51		40
Other	808	390		27

Total Liabilities	72,278	35,398		3,867

Net Assets	$10,215,282	$1,409,240		$1,060,212

(a)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

262	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

	High Yield Fund	Inflation Managed Bond Fund	Limited Duration Bond Fund
NET ASSETS:
Paid-in-Capital	$10,377,951	$1,452,305	$1,088,517
Accumulated undistributed (distributions in excess of) net investment income	682	146	(152)
Accumulated net realized gains (losses)	(379,366)	(36,234)	(28,794)
Net unrealized appreciation (depreciation)	216,015	(6,977)	641

Total Net Assets	$10,215,282	$1,409,240	$1,060,212

Net Assets:
Class A	$741,274	$21,278	$124,125
Class C	193,653	5,756	35,982
Class I (formerly Select Class)	4,757,839	202,285	209,766
Class R2	8,401	—	—
Class R3	20	—	—
Class R4	20	—	—
Class R5	74,820	6,173	—
Class R6	4,439,255	1,173,748	690,339

Total	$10,215,282	$1,409,240	$1,060,212

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	99,761	2,066	12,362
Class C	26,019	562	3,623
Class I (formerly Select Class)	636,879	19,644	20,894
Class R2	1,132	—	—
Class R3	3	—	—
Class R4	3	—	—
Class R5	10,002	597	—
Class R6	594,195	113,819	68,662
Net Asset Value (a):
Class A — Redemption price per share	$7.43	$10.30	$10.04
Class C — Offering price per share (b)	7.44	10.25	9.93
Class I (formerly Select Class) — Offering and redemption price per share	7.47	10.30	10.04
Class R2 — Offering and redemption price per share	7.42	—	—
Class R3 — Offering and redemption price per share	7.47	—	—
Class R4 — Offering and redemption price per share	7.47	—	—
Class R5 — Offering and redemption price per share	7.48	10.34	—
Class R6 — Offering and redemption price per share	7.47	10.31	10.05
Class A maximum sales charge	3.75%	3.75%	2.25%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$7.72	$10.70	$10.27

Cost of investments in non-affiliates	$9,404,605	$1,363,674	$962,942
Cost of investments in affiliates	359,265	12,911	96,475
Cost of investments in affiliates — restricted	—	27,577	—
Cost of foreign currency	259	—	—

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	263

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands, except per share amounts)

	Mortgage-Backed Securities Fund		Short Duration Bond Fund	Short Duration Core Plus Fund	Treasury & Agency Fund
ASSETS:
Investments in non-affiliates, at value	$2,185,343		$4,265,869	$101,311	$81,242
Investments in affiliates, at value	60,103		11,116	22,013	1,159
Cash	114		131	8	—	(a)
Receivables:
Investment securities sold	104		29,250	1,208	—
Fund shares sold	2,087		1,658	9	123
Interest and dividends from non-affiliates	6,934		21,483	1,562	395
Dividends from affiliates	38		14	13	1
Tax reclaims	—		—	17	—
Other assets	1		—	—	10

Total Assets	2,254,724		4,329,521	126,141	82,930

LIABILITIES:
Payables:
Investment securities purchased	2,006		12,387	56	—
Fund shares redeemed	30,046		27,835	29	81
Accrued liabilities:
Investment advisory fees	413		829	37	2
Administration fees	—		240	—	—
Distribution fees	35		154	2	4
Service fees	139		416	13	17
Custodian and accounting fees	71		105	7	6
Trustees’ and Chief Compliance Officer’s fees	—	(a)	5	—	—
Audit fees	34		42	58	39
Other	69		961	6	11

Total Liabilities	32,813		42,974	208	160

Net Assets	$2,221,911		$4,286,547	$125,933	$82,770

(a)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

264	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

	Mortgage-Backed Securities Fund	Short Duration Bond Fund	Short Duration Core Plus Fund	Treasury & Agency Fund
NET ASSETS:
Paid-in-Capital	$2,163,511	$4,281,273	$140,355	$82,776
Accumulated undistributed (distributions in excess of) net investment income	173	(197)	(16)	(14)
Accumulated net realized gains (losses)	(2,423)	(7,206)	(15,198)	(17)
Net unrealized appreciation (depreciation)	60,650	12,677	792	25

Total Net Assets	$2,221,911	$4,286,547	$125,933	$82,770

Net Assets:
Class A	$121,236	$482,015	$3,785	$17,671
Class C	15,230	76,842	1,206	—
Class I (formerly Select Class)	998,956	1,363,759	92,791	65,099
Class R6	1,086,489	2,363,931	28,151	—

Total	$2,221,911	$4,286,547	$125,933	$82,770

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	10,455	44,489	396	1,886
Class C	1,350	7,047	126	—
Class I (formerly Select Class)	88,321	125,693	9,713	6,951
Class R6	96,092	217,913	2,947	—
Net Asset Value (a):
Class A — Redemption price per share	$11.60	$10.83	$9.56	$9.37
Class C — Offering price per share (b)	11.28	10.90	9.54	—
Class I (formerly Select Class) — Offering and redemption price per share	11.31	10.85	9.55	9.37
Class R6 — Offering and redemption price per share	11.31	10.85	9.55	—
Class A maximum sales charge	3.75%	2.25%	2.25%	2.25%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$12.05	$11.08	$9.78	$9.59

Cost of investments in non-affiliates	$2,124,693	$4,253,192	$100,519	$81,217
Cost of investments in affiliates	60,103	11,116	22,013	1,159

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	265

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED AUGUST 31, 2017 (Unaudited)

(Amounts in thousands)

	Core Bond Fund	Core Plus Bond Fund		Government Bond Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$419,178	$152,769		$18,982
Interest income from affiliates	28	16		1
Dividend income from non-affiliates	—	58		—
Dividend income from affiliates	1,933	1,925		231

Total investment income	421,139	154,768		19,214

EXPENSES:
Investment advisory fees	40,070	13,732		2,065
Administration fees	10,902	3,736		562
Distribution fees:
Class A	3,002	1,297		632
Class C	3,231	995		236
Class R2	275	83		145
Class R3	2	2		2
Service fees:
Class A	3,002	1,297		632
Class C	1,077	332		79
Class I (formerly Select Class)	13,919	1,905		855
Class L (formerly Institutional Class)	—	764		—
Class R2	138	41		73
Class R3	2	2		2
Class R4	— (a)	—	(a)	— (a)
Class R5	202	—	(a)	—
Custodian and accounting fees	568	283		55
Interest expense to affiliates	—	—	(a)	—
Professional fees	103	1		44
Collateral management fees	—	25		—
Trustees’ and Chief Compliance Officer’s fees	50	15		15
Printing and mailing costs	394	177		20
Registration and filing fees	226	148		46
Transfer agency fees (See Note 2.I.)	258	82		23
Sub-transfer agency fees (See Note 2.I.)	1,202	480		310
Other	229	62		17

Total expenses	78,852	25,459		5,813

Less fees waived	(14,313)	(3,107)		(1,338)
Less earnings credits	(1)	—	(a)	—
Less expense reimbursements	(112)	(96)		(158)

Net expenses	64,426	22,256		4,317

Net investment income (loss)	356,713	132,512		14,897

SEE NOTES TO FINANCIAL STATEMENTS.

266	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

	Core Bond Fund	Core Plus Bond Fund	Government Bond Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$44,299	$8,925	$(472)
Investments in affiliates	(6)	5	—
Options purchased	—	(8,883)	—
Futures	—	(8,638)	—
Foreign currency transactions	—	(42)	—
Forward foreign currency exchange contracts	—	(334)	—
Options written	—	203	—
Swaps	—	(2,730)	—

Net realized gain (loss)	44,293	(11,494)	(472)

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	373,041	152,797	15,654
Investments in affiliates	(85)	(43)	—
Options purchased	—	6,271	—
Futures	—	1,481	—
Foreign currency translations	—	28	—
Forward foreign currency exchange contracts	—	(1,758)	—
Swaps	—	(353)	—
Unfunded commitments	—	(3)	—

Change in net unrealized appreciation/depreciation	372,956	158,420	15,654

Net realized/unrealized gains (losses)	417,249	146,926	15,182

Change in net assets resulting from operations	$773,962	$279,438	$30,079

(a)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	267

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED AUGUST 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

	High Yield Fund	Inflation Managed Bond Fund	Limited Duration Bond Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$351,405	$20,140	$10,318
Interest income from affiliates	10	39	— (a)
Dividend income from non-affiliates	1,042	—	—
Dividend income from affiliates	1,445	151	449

Total investment income	353,902	20,330	10,767

EXPENSES:
Investment advisory fees	34,181	2,563	1,398
Administration fees	4,651	598	457
Distribution fees:
Class A	1,024	30	165
Class C	766	22	144
Class R2	21	—	—
Class R3 (b)	— (a)	—	—
Service fees:
Class A	1,024	30	165
Class C	255	7	48
Class I (formerly Select Class)	7,001	680	295
Class R2	11	—	—
Class R3 (b)	— (a)	—	—
Class R4 (b)	— (a)	—	—
Class R5	33	2	—
Custodian and accounting fees	191	65	74
Interest expense to affiliates	— (a)	—	—
Professional fees	161	50	41
Collateral management fees	16	28	—
Trustees’ and Chief Compliance Officer’s fees	18	14	15
Printing and mailing costs	199	—	12
Registration and filing fees	80	42	24
Transfer agency fees (See Note 2.I.)	730	9	20
Sub-transfer agency fees (See Note 2.I.)	585	2	18
Other	64	14	11

Total expenses	51,011	4,156	2,887

Less fees waived	(10,364)	(639)	(859)
Less earnings credits	(1)	—	—
Less expense reimbursements	(4)	—	—

Net expenses	40,642	3,517	2,028

Net investment income (loss)	313,260	16,813	8,739

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	11,974	877	102
Investments in affiliates	—	(7)	5
Foreign currency transactions	2	—	—
Swaps	10,568	(10,065)	—

Net realized gain (loss)	22,544	(9,195)	107

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(61,379)	10,206	5,609
Investments in affiliates	—	— (a)	(14)
Foreign currency translations	10	—	—
Swaps	(4,653)	(6,001)	—
Unfunded commitments	(124)	—	—

Change in net unrealized appreciation/depreciation	(66,146)	4,205	5,595

Net realized/unrealized gains (losses)	(43,602)	(4,990)	5,702

Change in net assets resulting from operations	$269,658	$11,823	$14,441

(a)	Amount rounds to less than 500.
(b)	Commencement of offering of class of shares effective August 21, 2017 for High Yield Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

268	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

	Mortgage-Backed Securities Fund	Short Duration Bond Fund	Short Duration Core Plus Fund	Treasury & Agency Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$40,710	$40,098	$3,859	$495
Interest income from affiliates	2	6	— (a)	—
Dividend income from non-affiliates	—	—	42	—
Dividend income from affiliates	169	81	25	5

Total investment income	40,881	40,185	3,926	500

EXPENSES:
Investment advisory fees	3,994	5,878	391	126
Administration fees	931	1,920	64	34
Distribution fees:
Class A	161	655	5	22
Class C	61	310	5	—
Service fees:
Class A	161	655	5	22
Class C	21	104	2	—
Class I (formerly Select Class)	1,273	2,155	148	83
Custodian and accounting fees	161	151	21	13
Professional fees	15	89	52	34
Trustees’ and Chief Compliance Officer’s fees	14	9	13	13
Printing and mailing costs	24	121	5	— (a)
Registration and filing fees	30	47	26	6
Transfer agency fees (See Note 2.I.)	24	40	2	2
Sub-transfer agency fees (See Note 2.I.)	73	159	— (a)	2
Other	25	71	3	3

Total expenses	6,968	12,364	742	360

Less fees waived	(3,085)	(1,431)	(251)	(152)
Less expense reimbursements	—	(1)	—	—

Net expenses	3,883	10,932	491	208

Net investment income (loss)	36,998	29,253	3,435	292

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	830	(3,106)	(516)	(21)
Investments in affiliates	(5)	—	—	—

Net realized gain (loss)	825	(3,106)	(516)	(21)

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	26,284	10,625	230	280
Investments in affiliates	— (a)	—	—	—

Change in net unrealized appreciation/depreciation	26,284	10,625	230	280

Net realized/unrealized gains (losses)	27,109	7,519	(286)	259

Change in net assets resulting from operations	$64,107	$36,772	$3,149	$551

(a)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	269

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	Core Bond Fund		Core Plus Bond Fund
	Six Months Ended August 31, 2017 (Unaudited)	Year Ended February 28, 2017	Six Months Ended August 31, 2017 (Unaudited)	Year Ended February 28, 2017
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$356,713	$711,248	$132,512	$176,675
Net realized gain (loss)	44,293	96,368	(11,494)	8,163
Change in net unrealized appreciation/depreciation	372,956	(418,071)	158,420	1,768

Change in net assets resulting from operations	773,962	389,545	279,438	186,606

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(29,142)	(66,935)	(13,612)	(25,129)
From net realized gains	—	(10,135)	—	—
Class C
From net investment income	(7,756)	(15,568)	(2,590)	(5,032)
From net realized gains	—	(3,629)	—	—
Class I (formerly Select Class)
From net investment income	(148,372)	(293,299)	(22,774)	(19,468)
From net realized gains	—	(45,059)	—	—
Class L (formerly Institutional Class)
From net investment income	—	—	(22,390)	(29,844)
Class R2
From net investment income	(1,197)	(2,334)	(366)	(702)
From net realized gains	—	(426)	—	—
Class R3 (a)
From net investment income	(19)	(1)	(31)	— (b)
From net realized gains	—	— (b)	—	—
Class R4 (a)
From net investment income	— (b)	— (b)	(2)	— (b)
From net realized gains	—	— (b)	—	—
Class R5 (c)
From net investment income	(6,117)	(11,676)	(6)	— (b)
From net realized gains	—	(1,691)	—	—
Class R6
From net investment income	(168,151)	(323,776)	(71,071)	(95,297)
From net realized gains	—	(41,298)	—	—

Total distributions to shareholders	(360,754)	(815,827)	(132,842)	(175,472)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(1,631,306)	(1,547,472)	1,040,767	3,663,393

NET ASSETS:
Change in net assets	(1,218,098)	(1,973,754)	1,187,363	3,674,527
Beginning of period	27,540,800	29,514,554	8,435,129	4,760,602

End of period	$26,322,702	$27,540,800	$9,622,492	$8,435,129

Accumulated undistributed (distributions in excess of) net investment income	$1,358	$5,399	$2,335	$2,665

(a)	Commencement of offering of class of shares effective September 9, 2016.
(b)	Amount rounds to less than 500.
(c)	Commencement of offering of class of shares effective September 9, 2016 for Core Plus Bond Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

270	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

	Government Bond Fund		High Yield Fund
	Six Months Ended August 31, 2017 (Unaudited)	Year Ended February 28, 2017	Six Months Ended August 31, 2017 (Unaudited)	Year Ended February 28, 2017
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$14,897	$29,146	$313,260	$655,807
Net realized gain (loss)	(472)	4,207	22,544	(137,061)
Change in net unrealized appreciation/depreciation	15,654	(42,766)	(66,146)	1,349,013

Change in net assets resulting from operations	30,079	(9,413)	269,658	1,867,759

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(5,244)	(11,468)	(21,415)	(50,388)
From net realized gains	—	(1,856)	—	—
Class C
From net investment income	(458)	(1,013)	(4,936)	(10,279)
From net realized gains	—	(256)	—	—
Class I (formerly Select Class)
From net investment income	(8,098)	(14,607)	(153,228)	(334,379)
From net realized gains	—	(2,211)	—	—
Class R2
From net investment income	(523)	(1,145)	(215)	(440)
From net realized gains	—	(202)	—	—
Class R3 (a)
From net investment income	(13)	(1)	— (b)	—
From net realized gains	—	— (b)	—	—
Class R4 (a)
From net investment income	(2)	— (b)	— (b)	—
From net realized gains	—	— (b)	—	—
Class R5
From net investment income	—	—	(2,057)	(3,620)
Class R6 (c)
From net investment income	(788)	(974)	(131,674)	(256,840)
From net realized gains	—	(247)	—	—

Total distributions to shareholders	(15,126)	(33,980)	(313,525)	(655,946)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(1,963)	96,551	(3,002,898)	2,761,563

NET ASSETS:
Change in net assets	12,990	53,158	(3,046,765)	3,973,376
Beginning of period	1,359,940	1,306,782	13,262,047	9,288,671

End of period	$1,372,930	$1,359,940	$10,215,282	$13,262,047

Accumulated undistributed (distributions in excess of) net investment income	$(33)	$196	$682	$947

(a)	Commencement of offering of class of shares effective August 21, 2017 for High Yield Fund and September 9, 2016 for Government Bond Fund.
(b)	Amount rounds to less than 500.
(c)	Commencement of offering of class of shares effective August 1, 2016 for Government Bond Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	271

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Inflation Managed Bond Fund		Limited Duration Bond Fund
	Six Months Ended August 31, 2017 (Unaudited)	Year Ended February 28, 2017	Six Months Ended August 31, 2017 (Unaudited)	Year Ended February 28, 2017
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$16,813	$28,585	$8,739	$15,119
Net realized gain (loss)	(9,195)	(17,396)	107	(204)
Change in net unrealized appreciation/depreciation	4,205	47,338	5,595	3,515

Change in net assets resulting from operations	11,823	58,527	14,441	18,430

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(264)	(469)	(799)	(1,617)
Class C
From net investment income	(47)	(45)	(143)	(196)
Class I (formerly Select Class)
From net investment income	(6,222)	(11,002)	(1,745)	(3,176)
Class R2
From net investment income	—	(9)	—	—
Class R5
From net investment income	(57)	(34)	—	—
Class R6
From net investment income	(11,435)	(15,530)	(5,951)	(10,392)

Total distributions to shareholders	(18,025)	(27,089)	(8,638)	(15,381)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(31,781)	(144,045)	(132,232)	(69,654)

NET ASSETS:
Change in net assets	(37,983)	(112,607)	(126,429)	(66,605)
Beginning of period	1,447,223	1,559,830	1,186,641	1,253,246

End of period	$1,409,240	$1,447,223	$1,060,212	$1,186,641

Accumulated undistributed (distributions in excess of) net investment income	$146	$1,358	$(152)	$(253)

SEE NOTES TO FINANCIAL STATEMENTS.

272	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

	Mortgage-Backed Securities Fund		Short Duration Bond Fund
	Six Months Ended August 31, 2017 (Unaudited)	Year Ended February 28, 2017	Six Months Ended August 31, 2017 (Unaudited)	Year Ended February 28, 2017
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$36,998	$75,321	$29,253	$86,807
Net realized gain (loss)	825	(1,733)	(3,106)	3,002
Change in net unrealized appreciation/depreciation	26,284	(45,915)	10,625	3,929

Change in net assets resulting from operations	64,107	27,673	36,772	93,738

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(1,886)	(4,421)	(2,528)	(3,349)
From net realized gains	—	(99)	—	(589)
Class C
From net investment income	(203)	(414)	(187)	(124)
From net realized gains	—	(12)	—	(101)
Class I (formerly Select Class)
From net investment income	(16,596)	(31,789)	(9,496)	(51,875)
From net realized gains	—	(708)	—	(3,715)
Class R6
From net investment income	(18,918)	(38,754)	(17,366)	(32,973)
From net realized gains	—	(764)	—	(2,937)

Total distributions to shareholders	(37,603)	(76,961)	(29,577)	(95,663)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(169,394)	(272,200)	(1,776,133)	(4,898,492)

NET ASSETS:
Change in net assets	(142,890)	(321,488)	(1,768,938)	(4,900,417)
Beginning of period	2,364,801	2,686,289	6,055,485	10,955,902

End of period	$2,221,911	$2,364,801	$4,286,547	$6,055,485

Accumulated undistributed (distributions in excess of) net investment income	$173	$778	$(197)	$127

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	273

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Short Duration Core Plus Fund		Treasury & Agency Fund
	Six Months Ended August 31, 2017 (Unaudited)	Year Ended February 28, 2017	Six Months Ended August 31, 2017 (Unaudited)	Year Ended February 28, 2017
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$3,435	$7,456	$292	$689
Net realized gain (loss)	(516)	(4,607)	(21)	59
Change in net unrealized appreciation/depreciation	230	16,679	280	(913)

Change in net assets resulting from operations	3,149	19,528	551	(165)

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(90)	(145)	(47)	(117)
From net realized gains	—	—	—	(13)
Class C
From net investment income	(24)	(22)	—	—
Class I (formerly Select Class)
From net investment income	(2,662)	(5,727)	(257)	(576)
From net realized gains	—	—	—	(43)
Class R6
From net investment income	(751)	(1,586)	—	—

Total distributions to shareholders	(3,527)	(7,480)	(304)	(749)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(39,070)	(3,966)	(8,047)	(14,227)

NET ASSETS:
Change in net assets	(39,448)	8,082	(7,800)	(15,141)
Beginning of period	165,381	157,299	90,570	105,711

End of period	$125,933	$165,381	$82,770	$90,570

Accumulated undistributed (distributions in excess of) net investment income	$(16)	$76	$(14)	$(2)

SEE NOTES TO FINANCIAL STATEMENTS.

274	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

	Core Bond Fund		Core Plus Bond Fund
	Six Months Ended August 31, 2017 (Unaudited)	Year Ended February 28, 2017	Six Months Ended August 31, 2017 (Unaudited)	Year Ended February 28, 2017
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$257,673	$1,067,787	$212,925	$639,491
Distributions reinvested	27,407	73,203	13,115	24,306
Cost of shares redeemed	(636,541)	(1,604,704)	(287,477)	(429,790)

Change in net assets resulting from Class A capital transactions	$(351,461)	$(463,714)	$(61,437)	$234,007

Class C
Proceeds from shares issued	$29,125	$200,594	$18,992	$86,450
Distributions reinvested	7,288	17,780	2,464	4,747
Cost of shares redeemed	(150,372)	(265,609)	(47,021)	(80,585)

Change in net assets resulting from Class C capital transactions	$(113,959)	$(47,235)	$(25,565)	$10,612

Class I (formerly Select Class)
Proceeds from shares issued	$1,905,109	$4,830,464	$708,833	$980,467
Distributions reinvested	126,339	266,061	20,826	16,739
Cost of shares redeemed	(4,080,409)	(4,605,704)	(174,411)	(239,653)

Change in net assets resulting from Class I capital transactions	$(2,048,961)	$490,821	$555,248	$757,553

Class L (formerly Institutional Class)
Proceeds from shares issued	$—	$—	$508,470	$1,157,719
Distributions reinvested	—	—	21,851	28,625
Cost of shares redeemed	—	—	(160,513)	(677,177)

Change in net assets resulting from Class L capital transactions	$—	$—	$369,808	$509,167

Class R2
Proceeds from shares issued	$11,366	$34,734	$5,261	$16,268
Distributions reinvested	1,088	2,516	206	390
Cost of shares redeemed	(19,067)	(36,454)	(11,146)	(17,248)

Change in net assets resulting from Class R2 capital transactions	$(6,613)	$796	$(5,679)	$(590)

Class R3 (a)
Proceeds from shares issued	$2,536	$438	$4,952	$20
Distributions reinvested	17	1	31	— (b)
Cost of shares redeemed	(267)	—	(165)	—

Change in net assets resulting from Class R3 capital transactions	$2,286	$439	$4,818	$20

Class R4 (a)
Proceeds from shares issued	$—	$20	$187	$20
Distributions reinvested	— (b)	— (b)	2	— (b)
Cost of shares redeemed	—	—	(4)	—

Change in net assets resulting from Class R4 capital transactions	$— (b)	$20	$185	$20

Class R5 (c)
Proceeds from shares issued	$59,444	$144,937	$718	$20
Distributions reinvested	4,795	10,336	6	— (b)
Cost of shares redeemed	(76,960)	(156,022)	(1)	—

Change in net assets resulting from Class R5 capital transactions	$(12,721)	$(749)	$723	$20

Class R6
Proceeds from shares issued	$1,987,725	$2,623,317	$532,729	$2,659,080
Distributions reinvested	159,138	345,240	70,089	93,172
Cost of shares redeemed	(1,246,740)	(4,496,407)	(400,152)	(599,668)

Change in net assets resulting from Class R6 capital transactions	$900,123	$(1,527,850)	$202,666	$2,152,584

Total change in net assets resulting from capital transactions	$(1,631,306)	$(1,547,472)	$1,040,767	$3,663,393

(a)	Commencement of offering of class of shares effective September 9, 2016.
(b)	Amount rounds to less than 500.
(c)	Commencement of offering of class of shares effective September 9, 2016 for Core Plus Bond Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	275

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Core Bond Fund		Core Plus Bond Fund
	Six Months Ended August 31, 2017 (Unaudited)	Year Ended February 28, 2017	Six Months Ended August 31, 2017 (Unaudited)	Year Ended February 28, 2017
SHARE TRANSACTIONS:
Class A
Issued	22,198	90,442	25,790	77,016
Reinvested	2,358	6,236	1,587	2,935
Redeemed	(54,849)	(135,927)	(34,906)	(51,788)

Change in Class A Shares	(30,293)	(39,249)	(7,529)	28,163

Class C
Issued	2,492	16,809	2,289	10,353
Reinvested	623	1,509	296	570
Redeemed	(12,873)	(22,504)	(5,667)	(9,698)

Change in Class C Shares	(9,758)	(4,186)	(3,082)	1,225

Class I (formerly Select Class)
Issued	164,423	410,399	85,953	118,908
Reinvested	10,873	22,703	2,519	2,027
Redeemed	(351,509)	(391,798)	(21,115)	(29,103)

Change in Class I Shares	(176,213)	41,304	67,357	91,832

Class L (formerly Institutional Class)
Issued	—	—	61,541	139,191
Reinvested	—	—	2,641	3,454
Redeemed	—	—	(19,424)	(82,023)

Change in Class L Shares	—	—	44,758	60,622

Class R2
Issued	977	2,949	638	1,966
Reinvested	94	215	25	47
Redeemed	(1,643)	(3,102)	(1,351)	(2,079)

Change in Class R2 Shares	(572)	62	(688)	(66)

Class R3 (a)
Issued	218	38	596	2
Reinvested	2	— (b)	4	— (b)
Redeemed	(23)	—	(20)	—

Change in Class R3 Shares	197	38	580	2

Class R4 (a)
Issued	—	2	23	2
Reinvested	— (b)	— (b)	— (b)	— (b)
Redeemed	—	—	— (b)	—

Change in Class R4 Shares	— (b)	2	23	2

Class R5 (c)
Issued	5,129	12,291	87	2
Reinvested	413	883	1	— (b)
Redeemed	(6,636)	(13,340)	— (b)	—

Change in Class R5 Shares	(1,094)	(166)	88	2

Class R6
Issued	170,749	224,169	64,584	321,357
Reinvested	13,681	29,390	8,477	11,254
Redeemed	(107,305)	(380,184)	(48,357)	(72,345)

Change in Class R6 Shares	77,125	(126,625)	24,704	260,266

(a)	Commencement of offering of class of shares effective September 9, 2016.
(b)	Amount rounds to less than 500.
(c)	Commencement of offering of class of shares effective September 9, 2016 for Core Plus Bond Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

276	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

	Government Bond Fund		High Yield Fund
	Six Months Ended August 31, 2017 (Unaudited)	Year Ended February 28, 2017	Six Months Ended August 31, 2017 (Unaudited)	Year Ended February 28, 2017
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$63,496	$215,457	$96,042	$588,637
Distributions reinvested	2,742	7,468	20,516	48,690
Cost of shares redeemed	(114,240)	(253,053)	(349,576)	(622,061)

Change in net assets resulting from Class A capital transactions	$(48,002)	$(30,128)	$(233,018)	$15,266

Class C
Proceeds from shares issued	$2,774	$23,500	$8,761	$38,494
Distributions reinvested	396	1,092	4,643	9,567
Cost of shares redeemed	(11,557)	(28,375)	(31,287)	(57,169)

Change in net assets resulting from Class C capital transactions	$(8,387)	$(3,783)	$(17,883)	$(9,108)

Class I (formerly Select Class)
Proceeds from shares issued	$145,489	$317,390	$926,320	$3,465,849
Distributions reinvested	6,820	14,171	99,306	211,065
Cost of shares redeemed	(102,017)	(269,242)	(2,680,707)	(2,325,920)

Change in net assets resulting from Class I capital transactions	$50,292	$62,319	$(1,655,081)	$1,350,994

Class R2
Proceeds from shares issued	$10,963	$30,565	$1,148	$2,665
Distributions reinvested	316	859	154	326
Cost of shares redeemed	(11,179)	(32,995)	(1,478)	(3,910)

Change in net assets resulting from Class R2 capital transactions	$100	$(1,571)	$(176)	$(919)

Class R3 (a)
Proceeds from shares issued	$1,626	$497	$20	$—
Distributions reinvested	11	1	— (b)	—
Cost of shares redeemed	(164)	—	—	—

Change in net assets resulting from Class R3 capital transactions	$1,473	$498	$20	$—

Class R4 (a)
Proceeds from shares issued	$414	$33	$20	$—
Distributions reinvested	2	— (b)	— (b)	—
Cost of shares redeemed	(15)	—	—	—

Change in net assets resulting from Class R4 capital transactions	$401	$33	$20	$—

Class R5
Proceeds from shares issued	$—	$—	$12,469	$21,151
Distributions reinvested	—	—	1,905	3,322
Cost of shares redeemed	—	—	(9,547)	(18,536)

Change in net assets resulting from Class R5 capital transactions	$—	$—	$4,827	$5,937

Class R6 (c)
Proceeds from shares issued	$16,779	$85,832	$713,019	$1,952,004
Distributions reinvested	784	1,221	122,489	243,295
Cost of shares redeemed	(15,403)	(17,870)	(1,937,115)	(795,906)

Change in net assets resulting from Class R6 capital transactions	$2,160	$69,183	$(1,101,607)	$1,399,393

Total change in net assets resulting from capital transactions	$(1,963)	$96,551	$(3,002,898)	$2,761,563

(a)	Commencement of offering of class of shares effective August 21, 2017 for High Yield Fund and September 9, 2016 for Government Bond Fund.
(b)	Amount rounds to less than 500.
(c)	Commencement of offering of class of shares effective August 1, 2016 for Government Bond Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	277

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Government Bond Fund		High Yield Fund
	Six Months Ended August 31, 2017 (Unaudited)	Year Ended February 28, 2017	Six Months Ended August 31, 2017 (Unaudited)	Year Ended February 28, 2017
SHARE TRANSACTIONS:
Class A
Issued	6,006	19,943	12,945	82,031
Reinvested	259	696	2,767	6,772
Redeemed	(10,829)	(23,486)	(47,265)	(86,713)

Change in Class A Shares	(4,564)	(2,847)	(31,553)	2,090

Class C
Issued	263	2,170	1,179	5,378
Reinvested	38	102	626	1,329
Redeemed	(1,098)	(2,652)	(4,209)	(7,929)

Change in Class C Shares	(797)	(380)	(2,404)	(1,222)

Class I (formerly Select Class)
Issued	13,809	29,446	124,167	480,661
Reinvested	645	1,321	13,326	29,143
Redeemed	(9,657)	(24,967)	(360,849)	(319,978)

Change in Class I Shares	4,797	5,800	(223,356)	189,826

Class R2
Issued	1,038	2,833	155	372
Reinvested	30	80	21	45
Redeemed	(1,059)	(3,060)	(200)	(545)

Change in Class R2 Shares	9	(147)	(24)	(128)

Class R3 (a)
Issued	152	48	3	—
Reinvested	1	— (b)	— (b)	—
Redeemed	(15)	—	—	—

Change in Class R3 Shares	138	48	3	—

Class R4 (a)
Issued	39	3	3	—
Reinvested	— (b)	— (b)	— (b)	—
Redeemed	(1)	—	—	—

Change in Class R4 Shares	38	3	3	—

Class R5
Issued	—	—	1,670	2,920
Reinvested	—	—	255	459
Redeemed	—	—	(1,280)	(2,558)

Change in Class R5 Shares	—	—	645	821

Class R6 (c)
Issued	1,585	7,884	95,443	268,311
Reinvested	74	115	16,437	33,595
Redeemed	(1,468)	(1,698)	(260,643)	(110,556)

Change in Class R6 Shares	191	6,301	(148,763)	191,350

(a)	Commencement of offering of class of shares effective August 21, 2017 for High Yield Fund and September 9, 2016 for Government Bond Fund.
(b)	Amount rounds to less than 500.
(c)	Commencement of offering of class of shares effective August 1, 2016 for Government Bond Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

278	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

	Inflation Managed Bond Fund		Limited Duration Bond Fund
	Six Months Ended August 31, 2017 (Unaudited)	Year Ended February 28, 2017	Six Months Ended August 31, 2017 (Unaudited)	Year Ended February 28, 2017
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$5,495	$17,023	$15,207	$42,442
Distributions reinvested	261	467	762	1,544
Cost of shares redeemed	(11,268)	(42,549)	(42,426)	(92,904)

Change in net assets resulting from Class A capital transactions	$(5,512)	$(25,059)	$(26,457)	$(48,918)

Class C
Proceeds from shares issued	$1,057	$3,759	$1,809	$6,670
Distributions reinvested	47	45	138	187
Cost of shares redeemed	(1,131)	(1,611)	(7,164)	(16,885)

Change in net assets resulting from Class C capital transactions	$(27)	$2,193	$(5,217)	$(10,028)

Class I (formerly Select Class)
Proceeds from shares issued	$68,755	$153,879	$34,617	$104,903
Distributions reinvested	2,633	4,597	1,161	2,154
Cost of shares redeemed	(424,247)	(307,686)	(65,744)	(192,762)

Change in net assets resulting from Class I capital transactions	$(352,859)	$(149,210)	$(29,966)	$(85,705)

Class R2
Proceeds from shares issued	$—	$787	$—	$—
Distributions reinvested	—	9	—	—
Cost of shares redeemed	—	(1,161)	—	—

Change in net assets resulting from Class R2 capital transactions	$—	$(365)	$—	$—

Class R5
Proceeds from shares issued	$5,485	$415	$—	$—
Distributions reinvested	18	34	—	—
Cost of shares redeemed	(35)	(11,749)	—	—

Change in net assets resulting from Class R5 capital transactions	$5,468	$(11,300)	$—	$—

Class R6
Proceeds from shares issued	$349,370	$161,830	$16,163	$117,213
Distributions reinvested	10,575	15,196	5,878	9,697
Cost of shares redeemed	(38,796)	(137,330)	(92,633)	(51,913)

Change in net assets resulting from Class R6 capital transactions	$321,149	$39,696	$(70,592)	$74,997

Total change in net assets resulting from capital transactions	$(31,781)	$(144,045)	$(132,232)	$(69,654)

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	279

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Inflation Managed Bond Fund		Limited Duration Bond Fund
	Six Months Ended August 31, 2017 (Unaudited)	Year Ended February 28, 2017	Six Months Ended August 31, 2017 (Unaudited)	Year Ended February 28, 2017
SHARE TRANSACTIONS:
Class A
Issued	535	1,656	1,519	4,246
Reinvested	25	45	76	154
Redeemed	(1,098)	(4,137)	(4,242)	(9,291)

Change in Class A Shares	(538)	(2,436)	(2,647)	(4,891)

Class C
Issued	103	367	182	674
Reinvested	5	4	14	19
Redeemed	(110)	(157)	(723)	(1,707)

Change in Class C Shares	(2)	214	(527)	(1,014)

Class I (formerly Select Class)
Issued	6,683	14,962	3,461	10,492
Reinvested	256	447	116	215
Redeemed	(41,309)	(29,885)	(6,564)	(19,281)

Change in Class I Shares	(34,370)	(14,476)	(2,987)	(8,574)

Class R2
Issued	—	76	—	—
Reinvested	—	1	—	—
Redeemed	—	(113)	—	—

Change in Class R2 Shares	—	(36)	—	—

Class R5
Issued	530	40	—	—
Reinvested	2	3	—	—
Redeemed	(3)	(1,139)	—	—

Change in Class R5 Shares	529	(1,096)	—	—

Class R6
Issued	33,973	15,706	1,612	11,728
Reinvested	1,026	1,474	586	969
Redeemed	(3,769)	(13,291)	(9,243)	(5,183)

Change in Class R6 Shares	31,230	3,889	(7,045)	7,514

SEE NOTES TO FINANCIAL STATEMENTS.

280	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

	Mortgage-Backed Securities Fund		Short Duration Bond Fund
	Six Months Ended August 31, 2017 (Unaudited)	Year Ended February 28, 2017	Six Months Ended August 31, 2017 (Unaudited)	Year Ended February 28, 2017
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$25,814	$78,482	$44,328	$220,863
Distributions reinvested	1,797	4,274	2,489	3,864
Cost of shares redeemed	(50,347)	(146,503)	(101,065)	(216,984)

Change in net assets resulting from Class A capital transactions	$(22,736)	$(63,747)	$(54,248)	$7,743

Class C
Proceeds from shares issued	$753	$8,567	$2,294	$16,534
Distributions reinvested	194	370	178	215
Cost of shares redeemed	(3,966)	(9,763)	(15,346)	(37,966)

Change in net assets resulting from Class C capital transactions	$(3,019)	$(826)	$(12,874)	$(21,217)

Class I (formerly Select Class)
Proceeds from shares issued	$208,250	$535,331	$259,440	$2,097,279
Distributions reinvested	12,696	24,385	3,535	39,733
Cost of shares redeemed	(255,257)	(589,633)	(1,768,401)	(6,415,827)

Change in net assets resulting from Class I capital transactions	$(34,311)	$(29,917)	$(1,505,426)	$(4,278,815)

Class R6
Proceeds from shares issued	$78,625	$95,724	$734,084	$1,440,807
Subscriptions in-kind (See Note 9)	—	—	—	44,995
Distributions reinvested	17,777	37,102	7,819	14,083
Cost of shares redeemed	(205,730)	(310,536)	(945,488)	(2,106,088)

Change in net assets resulting from Class R6 capital transactions	$(109,328)	$(177,710)	$(203,585)	$(606,203)

Total change in net assets resulting from capital transactions	$(169,394)	$(272,200)	$(1,776,133)	$(4,898,492)

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	281

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Mortgage-Backed Securities Fund		Short Duration Bond Fund
	Six Months Ended August 31, 2017 (Unaudited)	Year Ended February 28, 2017	Six Months Ended August 31, 2017 (Unaudited)	Year Ended February 28, 2017
SHARE TRANSACTIONS:
Class A
Issued	2,238	6,735	4,097	20,372
Reinvested	156	369	230	356
Redeemed	(4,386)	(12,607)	(9,338)	(19,988)

Change in Class A Shares	(1,992)	(5,503)	(5,011)	740

Class C
Issued	67	755	210	1,513
Reinvested	17	33	17	20
Redeemed	(354)	(865)	(1,410)	(3,477)

Change in Class C Shares	(270)	(77)	(1,183)	(1,944)

Class I (formerly Select Class)
Issued	18,536	47,186	23,947	192,745
Reinvested	1,131	2,155	326	3,655
Redeemed	(22,747)	(52,206)	(163,355)	(590,477)

Change in Class I Shares	(3,080)	(2,865)	(139,082)	(394,077)

Class R6
Issued	6,994	8,433	67,689	132,525
Subscriptions in-kind (See Note 9)	—	—	—	4,128
Reinvested	1,583	3,278	722	1,297
Redeemed	(18,311)	(27,560)	(87,268)	(193,738)

Change in Class R6 Shares	(9,734)	(15,849)	(18,857)	(55,788)

SEE NOTES TO FINANCIAL STATEMENTS.

282	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

	Short Duration Core Plus Fund		Treasury & Agency Fund
	Six Months Ended August 31, 2017 (Unaudited)	Year Ended February 28, 2017	Six Months Ended August 31, 2017 (Unaudited)	Year Ended February 28, 2017
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$1,270	$1,898	$2,441	$5,793
Distributions reinvested	90	145	46	128
Cost of shares redeemed	(1,811)	(596)	(4,992)	(20,229)

Change in net assets resulting from Class A capital transactions	$(451)	$1,447	$(2,505)	$(14,308)

Class C
Proceeds from shares issued	$233	$1,207	$—	$—
Distributions reinvested	24	22	—	—
Cost of shares redeemed	(331)	(244)	—	—

Change in net assets resulting from Class C capital transactions	$(74)	$985	$—	$—

Class I (formerly Select Class)
Proceeds from shares issued	$16,647	$50,107	$7,963	$35,069
Distributions reinvested	702	1,254	153	330
Cost of shares redeemed	(49,588)	(44,079)	(13,658)	(35,318)

Change in net assets resulting from Class I capital transactions	$(32,239)	$7,282	$(5,542)	$81

Class R6
Proceeds from shares issued	$753	$6,319	$—	$—
Distributions reinvested	1	1	—	—
Cost of shares redeemed	(7,060)	(20,000)	—	—

Change in net assets resulting from Class R6 capital transactions	$(6,306)	$(13,680)	$—	$—

Total change in net assets resulting from capital transactions	$(39,070)	$(3,966)	$(8,047)	$(14,227)

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	283

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Short Duration Core Plus Fund		Treasury & Agency Fund
	Six Months Ended August 31, 2017 (Unaudited)	Year Ended February 28, 2017	Six Months Ended August 31, 2017 (Unaudited)	Year Ended February 28, 2017
SHARE TRANSACTIONS:
Class A
Issued	132	200	260	615
Reinvested	9	16	5	14
Redeemed	(188)	(63)	(534)	(2,147)

Change in Class A Shares	(47)	153	(269)	(1,518)

Class C
Issued	23	128	—	—
Reinvested	3	2	—	—
Redeemed	(34)	(26)	—	—

Change in Class C Shares	(8)	104	—	—

Class I (formerly Select Class)
Issued	1,737	5,376	853	3,720
Reinvested	73	134	16	35
Redeemed	(5,175)	(4,729)	(1,464)	(3,758)

Change in Class I Shares	(3,365)	781	(595)	(3)

Class R6
Issued	80	694	—	—
Reinvested	— (a)	— (a)	—	—
Redeemed	(734)	(2,225)	—	—

Change in Class R6 Shares	(654)	(1,531)	—	—

(a)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

284	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

STATEMENT OF CASH FLOWS

FOR THE PERIOD ENDED AUGUST 31, 2017 (Unaudited)

(Amounts in thousands)

Mortgage-Backed Securities Fund
INCREASE (DECREASE) IN CASH
Cash flows provided (used) by operating activities:
Net increase in net assets resulting from operations	$64,107

Adjustments to reconcile net increase/decrease in net assets resulting from operations to net cash provided (used) by operating activities:
Purchase of investment securities	(152,091)
Proceeds from disposition of investment securities	301,956
Proceeds from investment securities sold short	(16,721)
Proceeds from short-term investments — non-affiliates, net	—
Proceeds from short-term investments—affiliates, net	—
Change in unrealized (appreciation)/depreciation on investments	(26,284)
Net realized (gain)/loss on investments in non-affiliates	(830)
Net realized (gain)/loss on investments in affiliates	5
Net amortization (accretion) of income	3,057
Increase in interest and dividends receivable from non-affiliates	(307)
Increase in dividends receivable from affiliates	(27)
Increase in investment advisory fees payable	39
Decrease in distribution fees payable	(3)
Increase in service fees payable	51
Increase in custodian and accounting fees payable	14
Decrease in Trustees’ and Chief Compliance Officer’s fees payable	(2)
Decrease in audit fees payable	(41)
Decrease in sub-transfer agent fees payable	(92)
Decrease in other accrued expenses payable	(22)

Net cash provided (used) by operating activities	172,809

Cash flows provided (used) by financing activities:
Decrease in due to custodian	(1,138)
Proceeds from shares issued	322,234
Payment for shares redeemed	(488,652)
Cash distributions paid to shareholders (net of reinvestments of $32,464)	(5,139)

Net cash provided (used) by financing activities	(172,695)

Net increase in cash	114

Cash:
Beginning of period	—

End of period	$114

Supplemental disclosure of cash flow information:

For purposes of reporting the Statement of Cash Flows, the Fund considers all cash accounts that are not subject to withdrawal restrictions or penalties to be cash equivalents.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	285

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Core Bond Fund
Class A
Six Months Ended August 31, 2017 (Unaudited)	$11.55	$0.14	$0.18	$0.32	$(0.14)	$—	$(0.14)
Year Ended February 28, 2017	11.75	0.26	(0.16)	0.10	(0.26)	(0.04)	(0.30)
Year Ended February 29, 2016	11.84	0.25	(0.07)	0.18	(0.25)	(0.02)	(0.27)
Year Ended February 28, 2015	11.65	0.27	0.20	0.47	(0.27)	(0.01)	(0.28)
Year Ended February 28, 2014	12.02	0.30	(0.32)	(0.02)	(0.29)	(0.06)	(0.35)
Year Ended February 28, 2013	11.93	0.32	0.11	0.43	(0.32)	(0.02)	(0.34)
Class C
Six Months Ended August 31, 2017 (Unaudited)	11.63	0.11	0.18	0.29	(0.11)	—	(0.11)
Year Ended February 28, 2017	11.82	0.19	(0.16)	0.03	(0.18)	(0.04)	(0.22)
Year Ended February 29, 2016	11.90	0.17	(0.06)	0.11	(0.17)	(0.02)	(0.19)
Year Ended February 28, 2015	11.71	0.19	0.21	0.40	(0.20)	(0.01)	(0.21)
Year Ended February 28, 2014	12.07	0.22	(0.31)	(0.09)	(0.21)	(0.06)	(0.27)
Year Ended February 28, 2013	11.98	0.25	0.10	0.35	(0.24)	(0.02)	(0.26)
Class I (formerly Select Class)
Six Months Ended August 31, 2017 (Unaudited)	11.55	0.16	0.18	0.34	(0.16)	—	(0.16)
Year Ended February 28, 2017	11.74	0.28	(0.14)	0.14	(0.29)	(0.04)	(0.33)
Year Ended February 29, 2016	11.83	0.27	(0.07)	0.20	(0.27)	(0.02)	(0.29)
Year Ended February 28, 2015	11.64	0.28	0.21	0.49	(0.29)	(0.01)	(0.30)
Year Ended February 28, 2014	12.01	0.32	(0.32)	— (f)	(0.31)	(0.06)	(0.37)
Year Ended February 28, 2013	11.92	0.34	0.11	0.45	(0.34)	(0.02)	(0.36)
Class R2
Six Months Ended August 31, 2017 (Unaudited)	11.54	0.12	0.19	0.31	(0.13)	—	(0.13)
Year Ended February 28, 2017	11.73	0.23	(0.14)	0.09	(0.24)	(0.04)	(0.28)
Year Ended February 29, 2016	11.82	0.22	(0.07)	0.15	(0.22)	(0.02)	(0.24)
Year Ended February 28, 2015	11.63	0.24	0.20	0.44	(0.24)	(0.01)	(0.25)
Year Ended February 28, 2014	12.00	0.27	(0.32)	(0.05)	(0.26)	(0.06)	(0.32)
Year Ended February 28, 2013	11.91	0.29	0.11	0.40	(0.29)	(0.02)	(0.31)
Class R3
Six Months Ended August 31, 2017 (Unaudited)	11.53	0.13	0.19	0.32	(0.14)	—	(0.14)
September 9, 2016 (g) through February 28, 2017	11.93	0.12	(0.35)	(0.23)	(0.13)	(0.04)	(0.17)
Class R4
Six Months Ended August 31, 2017 (Unaudited)	11.54	0.15	0.18	0.33	(0.15)	—	(0.15)
September 9, 2016 (g) through February 28, 2017	11.93	0.13	(0.34)	(0.21)	(0.14)	(0.04)	(0.18)
Class R5
Six Months Ended August 31, 2017 (Unaudited)	11.53	0.16	0.18	0.34	(0.16)	—	(0.16)
Year Ended February 28, 2017	11.72	0.30	(0.15)	0.15	(0.30)	(0.04)	(0.34)
Year Ended February 29, 2016	11.82	0.28	(0.07)	0.21	(0.29)	(0.02)	(0.31)
Year Ended February 28, 2015	11.63	0.30	0.21	0.51	(0.31)	(0.01)	(0.32)
Year Ended February 28, 2014	12.00	0.33	(0.31)	0.02	(0.33)	(0.06)	(0.39)
Year Ended February 28, 2013	11.91	0.36	0.10	0.46	(0.35)	(0.02)	(0.37)
Class R6
Six Months Ended August 31, 2017 (Unaudited)	11.56	0.16	0.19	0.35	(0.17)	—	(0.17)
Year Ended February 28, 2017	11.75	0.31	(0.15)	0.16	(0.31)	(0.04)	(0.35)
Year Ended February 29, 2016	11.84	0.30	(0.07)	0.23	(0.30)	(0.02)	(0.32)
Year Ended February 28, 2015	11.65	0.31	0.21	0.52	(0.32)	(0.01)	(0.33)
Year Ended February 28, 2014	12.02	0.34	(0.32)	0.02	(0.33)	(0.06)	(0.39)
Year Ended February 28, 2013	11.92	0.36	0.12	0.48	(0.36)	(0.02)	(0.38)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Amount rounds to less than $0.005.
(g)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

286	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$11.73	2.82%	$2,252,531	0.75%	2.41%	0.93%	10%
11.55	0.91	2,567,827	0.74	2.21	0.98	23
11.75	1.57	3,071,916	0.74	2.11	0.98	22
11.84	4.16	5,034,237	0.74	2.27	0.96	15
11.65	(0.08)	5,237,738	0.75	2.52	0.97	15
12.02	3.56	6,347,063	0.74	2.68	0.97	15

11.81	2.48	813,174	1.36	1.79	1.41	10
11.63	0.31	914,004	1.39	1.57	1.46	23
11.82	0.98	978,417	1.39	1.47	1.45	22
11.90	3.45	1,047,962	1.39	1.62	1.46	15
11.71	(0.69)	1,216,032	1.40	1.84	1.47	15
12.07	2.91	2,549,712	1.39	2.03	1.47	15

11.73	2.95	10,168,163	0.50	2.66	0.66	10
11.55	1.18	12,046,116	0.55	2.42	0.71	23
11.74	1.77	11,761,684	0.57	2.29	0.71	22
11.83	4.32	12,232,357	0.57	2.43	0.71	15
11.64	0.08	9,526,541	0.58	2.68	0.72	15
12.01	3.73	14,911,091	0.57	2.84	0.72	15

11.72	2.68	107,383	1.03	2.12	1.25	10
11.54	0.75	112,325	0.99	1.97	1.36	23
11.73	1.32	113,488	0.99	1.87	1.34	22
11.82	3.90	118,352	0.99	2.01	1.24	15
11.63	(0.33)	110,094	1.00	2.28	1.23	15
12.00	3.32	112,812	0.99	2.40	1.22	15

11.71	2.81	2,752	0.85	2.29	0.92	10
11.53	(1.89)	439	0.86	2.15	0.93	23

11.72	2.90	20	0.60	2.55	1.88	10
11.54	(1.73)	20	0.64	2.35	0.70	23

11.71	2.98	431,374	0.45	2.71	0.51	10
11.53	1.30	437,365	0.44	2.52	0.53	23
11.72	1.83	446,658	0.44	2.42	0.52	22
11.82	4.49	360,868	0.44	2.56	0.52	15
11.63	0.21	325,239	0.45	2.84	0.53	15
12.00	3.87	286,302	0.44	2.96	0.52	15

11.74	3.03	12,547,305	0.35	2.81	0.39	10
11.56	1.40	11,462,704	0.34	2.61	0.40	23
11.75	2.00	13,142,391	0.34	2.52	0.41	22
11.84	4.53	9,552,192	0.38	2.62	0.44	15
11.65	0.24	6,635,284	0.40	2.90	0.48	15
12.02	3.98	5,132,037	0.39	3.01	0.47	15

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	287

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Core Plus Bond Fund
Class A
Six Months Ended August 31, 2017 (Unaudited)	$8.22	$0.11	$0.13	$0.24	$(0.11)	$—	$(0.11)
Year Ended February 28, 2017	8.15	0.20	0.07	0.27	(0.20)	—	(0.20)
Year Ended February 29, 2016	8.40	0.24	(0.23)	0.01	(0.24)	(0.02)	(0.26)
Year Ended February 28, 2015	8.31	0.27	0.15	0.42	(0.27)	(0.06)	(0.33)
Year Ended February 28, 2014	8.49	0.30	(0.12)	0.18	(0.30)	(0.06)	(0.36)
Year Ended February 28, 2013	8.38	0.31	0.10	0.41	(0.30)	— (g)	(0.30)

Class C
Six Months Ended August 31, 2017 (Unaudited)	8.26	0.08	0.13	0.21	(0.08)	—	(0.08)
Year Ended February 28, 2017	8.19	0.15	0.07	0.22	(0.15)	—	(0.15)
Year Ended February 29, 2016	8.44	0.18	(0.23)	(0.05)	(0.18)	(0.02)	(0.20)
Year Ended February 28, 2015	8.35	0.22	0.14	0.36	(0.21)	(0.06)	(0.27)
Year Ended February 28, 2014	8.52	0.24	(0.11)	0.13	(0.24)	(0.06)	(0.30)
Year Ended February 28, 2013	8.42	0.26	0.09	0.35	(0.25)	— (g)	(0.25)

Class I (formerly Select Class)
Six Months Ended August 31, 2017 (Unaudited)	8.22	0.12	0.13	0.25	(0.12)	—	(0.12)
Year Ended February 28, 2017	8.14	0.23	0.07	0.30	(0.22)	—	(0.22)
Year Ended February 29, 2016	8.39	0.25	(0.23)	0.02	(0.25)	(0.02)	(0.27)
Year Ended February 28, 2015	8.30	0.28	0.14	0.42	(0.27)	(0.06)	(0.33)
Year Ended February 28, 2014	8.48	0.30	(0.11)	0.19	(0.31)	(0.06)	(0.37)
Year Ended February 28, 2013	8.38	0.32	0.09	0.41	(0.31)	— (g)	(0.31)

Class L (formerly Institutional Class)
Six Months Ended August 31, 2017 (Unaudited)	8.22	0.12	0.13	0.25	(0.12)	—	(0.12)
Year Ended February 28, 2017	8.16	0.22	0.06	0.28	(0.22)	—	(0.22)
Year Ended February 29, 2016	8.40	0.26	(0.22)	0.04	(0.26)	(0.02)	(0.28)
Year Ended February 28, 2015	8.32	0.28	0.15	0.43	(0.29)	(0.06)	(0.35)
Year Ended February 28, 2014	8.49	0.32	(0.11)	0.21	(0.32)	(0.06)	(0.38)
Year Ended February 28, 2013	8.39	0.33	0.10	0.43	(0.33)	— (g)	(0.33)

Class R2
Six Months Ended August 31, 2017 (Unaudited)	8.21	0.09	0.14	0.23	(0.09)	—	(0.09)
Year Ended February 28, 2017	8.14	0.17	0.07	0.24	(0.17)	—	(0.17)
Year Ended February 29, 2016	8.39	0.20	(0.23)	(0.03)	(0.20)	(0.02)	(0.22)
Year Ended February 28, 2015	8.30	0.23	0.15	0.38	(0.23)	(0.06)	(0.29)
Year Ended February 28, 2014	8.48	0.26	(0.12)	0.14	(0.26)	(0.06)	(0.32)
Year Ended February 28, 2013	8.38	0.28	0.09	0.37	(0.27)	— (g)	(0.27)

Class R3
Six Months Ended August 31, 2017 (Unaudited)	8.21	0.10	0.14	0.24	(0.11)	—	(0.11)
September 9, 2016 (h) through February 28, 2017	8.39	0.09	(0.18)	(0.09)	(0.09)	—	(0.09)

Class R4
Six Months Ended August 31, 2017 (Unaudited)	8.21	0.11	0.13	0.24	(0.11)	—	(0.11)
September 9, 2016 (h) through February 28, 2017	8.39	0.10	(0.18)	(0.08)	(0.10)	—	(0.10)

Class R5
Six Months Ended August 31, 2017 (Unaudited)	8.22	0.12	0.13	0.25	(0.12)	—	(0.12)
September 9, 2016 (h) through February 28, 2017	8.39	0.10	(0.16)	(0.06)	(0.11)	—	(0.11)

Class R6
Six Months Ended August 31, 2017 (Unaudited)	8.22	0.12	0.13	0.25	(0.12)	—	(0.12)
Year Ended February 28, 2017	8.15	0.23	0.07	0.30	(0.23)	—	(0.23)
Year Ended February 29, 2016	8.40	0.26	(0.22)	0.04	(0.27)	(0.02)	(0.29)
Year Ended February 28, 2015	8.31	0.29	0.15	0.44	(0.29)	(0.06)	(0.35)
Year Ended February 28, 2014	8.49	0.33	(0.12)	0.21	(0.33)	(0.06)	(0.39)
Year Ended February 28, 2013	8.38	0.34	0.10	0.44	(0.33)	— (g)	(0.33)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Commencing on August 31, 2017, the Fund presents portfolio turnover in two ways, one including securities sold short and the other excluding securities sold short. For periods prior to August 31, 2017, the Fund did not transact in securities sold short.
(g)	Amount rounds to less than $0.005.
(h)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

288	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)	Portfolio turnover rate (including short sales) (c)(f)

$8.35	2.94%	$1,028,821	0.74%	2.64%	0.93%	18%	17%
8.22	3.34	1,074,610	0.74	2.44	1.03	59	—
8.15	0.09	836,190	0.75	2.88	1.02	45	—
8.40	5.10	596,507	0.74	3.18	0.97	52	—
8.31	2.12	334,499	0.75	3.54	0.95	25	—
8.49	5.06	568,987	0.73	3.67	0.95	25	—

8.39	2.58	254,915	1.39	1.99	1.41	18	17
8.26	2.64	276,380	1.39	1.80	1.48	59	—
8.19	(0.60)	263,986	1.40	2.23	1.49	45	—
8.44	4.37	254,815	1.39	2.58	1.46	52	—
8.35	1.54	254,763	1.40	2.88	1.45	25	—
8.52	4.27	559,441	1.38	3.02	1.45	25	—

8.35	3.09	1,771,949	0.45	2.93	0.67	18	17
8.22	3.74	1,190,948	0.45	2.75	0.74	59	—
8.14	0.21	432,632	0.64	3.00	0.69	45	—
8.39	5.20	1,542,145	0.64	3.32	0.69	52	—
8.30	2.23	1,275,145	0.65	3.66	0.70	25	—
8.48	5.05	1,516,099	0.63	3.78	0.70	25	—

8.35	3.07	1,704,444	0.48	2.90	0.51	18	17
8.22	3.46	1,309,781	0.48	2.70	0.56	59	—
8.16	0.49	804,375	0.49	3.14	0.55	45	—
8.40	5.24	618,643	0.48	3.39	0.54	52	—
8.32	2.51	260,210	0.49	3.86	0.56	25	—
8.49	5.20	51,964	0.47	3.94	0.55	25	—

8.35	2.85	29,181	1.14	2.24	1.24	18	17
8.21	2.91	34,380	1.14	2.05	1.41	59	—
8.14	(0.34)	34,621	1.15	2.48	1.41	45	—
8.39	4.70	19,108	1.14	2.79	1.31	52	—
8.30	1.72	12,063	1.15	3.16	1.20	25	—
8.48	4.56	9,675	1.13	3.25	1.20	25	—

8.34	2.93	4,854	0.88	2.48	0.96	18	17
8.21	(1.07)	20	0.93	2.22	0.95	59	—

8.34	3.00	207	0.65	2.73	0.89	18	17
8.21	(0.95)	20	0.68	2.46	0.70	59	—

8.35	3.07	750	0.49	2.89	0.62	18	17
8.22	(0.75)	20	0.49	2.65	0.51	59	—

8.35	3.12	4,827,371	0.39	2.99	0.40	18	17
8.22	3.68	4,548,970	0.39	2.79	0.42	59	—
8.15	0.43	2,388,798	0.40	3.22	0.42	45	—
8.40	5.44	830,958	0.39	3.48	0.43	52	—
8.31	2.48	326,452	0.40	3.92	0.45	25	—
8.49	5.40	243,671	0.39	3.99	0.45	25	—

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	289

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Government Bond Fund
Class A
Six Months Ended August 31, 2017 (Unaudited)	$10.54	$0.11		$0.11	$0.22	$(0.11)	$—	$(0.11)
Year Ended February 28, 2017	10.86	0.22	(e)	(0.28)	(0.06)	(0.22)	(0.04)	(0.26)
Year Ended February 29, 2016	11.02	0.23	(e)	— (f)	0.23	(0.24)	(0.15)	(0.39)
Year Ended February 28, 2015	11.03	0.27		0.19	0.46	(0.26)	(0.21)	(0.47)
Year Ended February 28, 2014	11.56	0.29		(0.47)	(0.18)	(0.30)	(0.05)	(0.35)
Year Ended February 28, 2013	11.55	0.30		0.01	0.31	(0.30)	—	(0.30)

Class C
Six Months Ended August 31, 2017 (Unaudited)	10.50	0.08		0.12	0.20	(0.08)	—	(0.08)
Year Ended February 28, 2017	10.83	0.15	(e)	(0.29)	(0.14)	(0.15)	(0.04)	(0.19)
Year Ended February 29, 2016	10.98	0.15	(e)	0.01	0.16	(0.16)	(0.15)	(0.31)
Year Ended February 28, 2015	10.99	0.19		0.19	0.38	(0.18)	(0.21)	(0.39)
Year Ended February 28, 2014	11.52	0.20		(0.47)	(0.27)	(0.21)	(0.05)	(0.26)
Year Ended February 28, 2013	11.51	0.22		— (f)	0.22	(0.21)	—	(0.21)

Class I (formerly Select Class)
Six Months Ended August 31, 2017 (Unaudited)	10.53	0.12		0.13	0.25	(0.13)	—	(0.13)
Year Ended February 28, 2017	10.86	0.25	(e)	(0.29)	(0.04)	(0.25)	(0.04)	(0.29)
Year Ended February 29, 2016	11.02	0.26	(e)	— (f)	0.26	(0.27)	(0.15)	(0.42)
Year Ended February 28, 2015	11.03	0.31		0.18	0.49	(0.29)	(0.21)	(0.50)
Year Ended February 28, 2014	11.56	0.32		(0.48)	(0.16)	(0.32)	(0.05)	(0.37)
Year Ended February 28, 2013	11.54	0.33		0.02	0.35	(0.33)	—	(0.33)

Class R2
Six Months Ended August 31, 2017 (Unaudited)	10.53	0.09		0.12	0.21	(0.10)	—	(0.10)
Year Ended February 28, 2017	10.85	0.20	(e)	(0.28)	(0.08)	(0.20)	(0.04)	(0.24)
Year Ended February 29, 2016	11.01	0.20	(e)	0.01	0.21	(0.22)	(0.15)	(0.37)
Year Ended February 28, 2015	11.02	0.25		0.18	0.43	(0.23)	(0.21)	(0.44)
Year Ended February 28, 2014	11.55	0.26		(0.47)	(0.21)	(0.27)	(0.05)	(0.32)
Year Ended February 28, 2013	11.54	0.28		— (f)	0.28	(0.27)	—	(0.27)

Class R3
Six Months Ended August 31, 2017 (Unaudited)	10.53	0.10		0.13	0.23	(0.11)	—	(0.11)
September 9, 2016 (g) through February 28, 2017	10.90	0.09	(e)	(0.32)	(0.23)	(0.10)	(0.04)	(0.14)

Class R4
Six Months Ended August 31, 2017 (Unaudited)	10.53	0.12		0.11	0.23	(0.12)	—	(0.12)
September 9, 2016 (g) through February 28, 2017	10.90	0.10	(e)	(0.32)	(0.22)	(0.11)	(0.04)	(0.15)

Class R6
Six Months Ended August 31, 2017 (Unaudited)	10.53	0.13		0.11	0.24	(0.13)	—	(0.13)
August 1, 2016 (g) through February 28, 2017	10.97	0.14	(e)	(0.40)	(0.26)	(0.14)	(0.04)	(0.18)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(e)	Calculated based upon average shares outstanding.
(f)	Amount rounds to less than $0.005.
(g)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

290	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)

$10.65	2.11%	$484,279	0.74%	2.05%	0.96%	6%
10.54	(0.57)	527,069	0.74	2.07	1.13	15
10.86	2.16	574,262	0.75	2.13	1.13	15
11.02	4.23	583,764	0.75	2.47	1.09	18
11.03	(1.60)	681,612	0.74	2.55	1.05	5
11.56	2.67	777,517	0.74	2.61	1.01	12

10.62	1.89	59,523	1.36	1.43	1.43	6
10.50	(1.36)	67,251	1.43	1.38	1.49	15
10.83	1.49	73,435	1.48	1.40	1.52	15
10.98	3.47	77,471	1.48	1.74	1.57	18
10.99	(2.35)	86,180	1.47	1.80	1.54	5
11.52	1.94	186,164	1.47	1.89	1.51	12

10.65	2.35	699,034	0.47	2.32	0.71	6
10.53	(0.38)	640,915	0.47	2.34	0.83	15
10.86	2.46	597,868	0.48	2.40	0.81	15
11.02	4.51	556,051	0.48	2.74	0.82	18
11.03	(1.36)	685,750	0.47	2.82	0.80	5
11.56	3.02	859,946	0.47	2.88	0.76	12

10.64	1.97	58,571	1.02	1.77	1.27	6
10.53	(0.82)	57,838	0.99	1.82	1.42	15
10.85	1.92	61,217	1.00	1.88	1.41	15
11.01	3.95	53,792	1.00	2.21	1.37	18
11.02	(1.84)	50,214	0.99	2.31	1.30	5
11.55	2.44	49,501	0.99	2.34	1.26	12

10.65	2.18	1,986	0.84	1.95	0.94	6
10.53	(2.18)	499	0.83	1.89	0.93	15

10.64	2.19	435	0.59	2.19	1.12	6
10.53	(2.09)	33	0.64	2.01	0.72	15

10.64	2.32	69,102	0.34	2.45	0.41	6
10.53	(2.37)	66,335	0.34	2.33	0.43	15

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	291

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
High Yield Fund
Class A
Six Months Ended August 31, 2017 (Unaudited)	$7.44	$0.20	$(0.01)	$0.19	$(0.20)	$—	$(0.20)
Year Ended February 28, 2017	6.65	0.39	0.79	1.18	(0.39)	—	(0.39)
Year Ended February 29, 2016	7.71	0.40	(1.06)	(0.66)	(0.40)	— (f)	(0.40)
Year Ended February 28, 2015	8.08	0.41	(0.19)	0.22	(0.42)	(0.17)	(0.59)
Year Ended February 28, 2014	8.17	0.47	0.12	0.59	(0.47)	(0.21)	(0.68)
Year Ended February 28, 2013	7.89	0.51	0.32	0.83	(0.50)	(0.05)	(0.55)
Class C
Six Months Ended August 31, 2017 (Unaudited)	7.45	0.18	(0.01)	0.17	(0.18)	—	(0.18)
Year Ended February 28, 2017	6.66	0.35	0.79	1.14	(0.35)	—	(0.35)
Year Ended February 29, 2016	7.72	0.36	(1.06)	(0.70)	(0.36)	— (f)	(0.36)
Year Ended February 28, 2015	8.09	0.36	(0.19)	0.17	(0.37)	(0.17)	(0.54)
Year Ended February 28, 2014	8.18	0.43	0.12	0.55	(0.43)	(0.21)	(0.64)
Year Ended February 28, 2013	7.90	0.46	0.33	0.79	(0.46)	(0.05)	(0.51)
Class I (formerly Select Class)
Six Months Ended August 31, 2017 (Unaudited)	7.48	0.21	(0.01)	0.20	(0.21)	—	(0.21)
Year Ended February 28, 2017	6.68	0.40	0.80	1.20	(0.40)	—	(0.40)
Year Ended February 29, 2016	7.75	0.42	(1.07)	(0.65)	(0.42)	— (f)	(0.42)
Year Ended February 28, 2015	8.11	0.42	(0.18)	0.24	(0.43)	(0.17)	(0.60)
Year Ended February 28, 2014	8.20	0.49	0.12	0.61	(0.49)	(0.21)	(0.70)
Year Ended February 28, 2013	7.92	0.53	0.32	0.85	(0.52)	(0.05)	(0.57)
Class R2
Six Months Ended August 31, 2017 (Unaudited)	7.43	0.18	— (f)	0.18	(0.19)	—	(0.19)
Year Ended February 28, 2017	6.64	0.36	0.80	1.16	(0.37)	—	(0.37)
Year Ended February 29, 2016	7.70	0.38	(1.06)	(0.68)	(0.38)	— (f)	(0.38)
Year Ended February 28, 2015	8.06	0.38	(0.18)	0.20	(0.39)	(0.17)	(0.56)
Year Ended February 28, 2014	8.15	0.45	0.11	0.56	(0.44)	(0.21)	(0.65)
Year Ended February 28, 2013	7.88	0.49	0.31	0.80	(0.48)	(0.05)	(0.53)
Class R3
August 21, 2017 (g) through August 31, 2017 (Unaudited)	7.46	0.01	0.03	0.04	(0.03)	—	(0.03)
Class R4
August 21, 2017 (g) through August 31, 2017 (Unaudited)	7.46	0.01	0.03	0.04	(0.03)	—	(0.03)
Class R5
Six Months Ended August 31, 2017 (Unaudited)	7.49	0.21	(0.01)	0.20	(0.21)	—	(0.21)
Year Ended February 28, 2017	6.69	0.41	0.80	1.21	(0.41)	—	(0.41)
Year Ended February 29, 2016	7.75	0.42	(1.06)	(0.64)	(0.42)	— (f)	(0.42)
Year Ended February 28, 2015	8.12	0.43	(0.19)	0.24	(0.44)	(0.17)	(0.61)
Year Ended February 28, 2014	8.21	0.50	0.11	0.61	(0.49)	(0.21)	(0.70)
Year Ended February 28, 2013	7.93	0.53	0.33	0.86	(0.53)	(0.05)	(0.58)
Class R6
Six Months Ended August 31, 2017 (Unaudited)	7.48	0.21	— (f)	0.21	(0.22)	—	(0.22)
Year Ended February 28, 2017	6.68	0.41	0.80	1.21	(0.41)	—	(0.41)
Year Ended February 29, 2016	7.74	0.42	(1.06)	(0.64)	(0.42)	— (f)	(0.42)
Year Ended February 28, 2015	8.11	0.43	(0.19)	0.24	(0.44)	(0.17)	(0.61)
Year Ended February 28, 2014	8.20	0.50	0.11	0.61	(0.49)	(0.21)	(0.70)
Year Ended February 28, 2013	7.91	0.53	0.34	0.87	(0.53)	(0.05)	(0.58)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Amount rounds to less than $0.005.
(g)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

292	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$7.43	2.60%	$741,274	0.99%	5.22%	1.22%	22%
7.44	18.04	977,249	0.99	5.38	1.32	52
6.65	(8.73)	859,215	1.00	5.52	1.37	52
7.71	2.86	831,346	0.99	5.14	1.35	52
8.08	7.57	1,066,865	1.04	5.84	1.32	54
8.17	10.98	964,864	1.12	6.32	1.33	65

7.44	2.34	193,653	1.49	4.72	1.72	22
7.45	17.38	211,878	1.52	4.84	1.81	52
6.66	(9.26)	197,406	1.55	4.92	1.85	52
7.72	2.27	278,495	1.58	4.55	1.84	52
8.09	7.00	315,026	1.59	5.29	1.81	54
8.18	10.33	348,508	1.68	5.75	1.84	65

7.47	2.72	4,757,839	0.74	5.47	0.98	22
7.48	18.40	6,435,665	0.77	5.58	1.10	52
6.68	(8.64)	4,480,999	0.80	5.66	1.12	52
7.75	3.16	7,089,261	0.83	5.30	1.09	52
8.11	7.76	7,329,642	0.84	6.04	1.06	54
8.20	11.18	8,127,147	0.87	6.57	1.08	65

7.42	2.45	8,401	1.31	4.90	1.63	22
7.43	17.74	8,591	1.29	5.08	1.79	52
6.64	(9.06)	8,533	1.30	5.19	1.82	52
7.70	2.62	10,544	1.33	4.80	1.68	52
8.06	7.24	11,019	1.34	5.54	1.56	54
8.15	10.58	16,384	1.36	6.06	1.59	65

7.47	0.73	20	1.08	4.90	1.22	22

7.47	0.73	20	0.83	5.16	0.97	22

7.48	2.74	74,820	0.69	5.52	0.82	22
7.49	18.40	70,096	0.72	5.64	0.86	52
6.69	(8.46)	57,112	0.75	5.73	0.88	52
7.75	3.06	76,869	0.78	5.36	0.90	52
8.12	7.82	103,378	0.79	6.09	0.86	54
8.21	11.26	102,404	0.82	6.59	0.89	65

7.47	2.80	4,439,255	0.59	5.62	0.70	22
7.48	18.49	5,558,568	0.65	5.71	0.73	52
6.68	(8.44)	3,685,406	0.70	5.91	0.76	52
7.74	3.10	1,983,909	0.73	5.41	0.80	52
8.11	7.86	2,202,757	0.74	6.13	0.81	54
8.20	11.42	1,746,074	0.77	6.66	0.84	65

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	293

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Inflation Managed Bond Fund
Class A
Six Months Ended August 31, 2017 (Unaudited)	$10.34	$0.11		$(0.03)	$0.08	$(0.12)	$—	$(0.12)
Year Ended February 28, 2017	10.14	0.18		0.19	0.37	(0.17)	—	(0.17)
Year Ended February 29, 2016	10.37	0.13		(0.22)	(0.09)	(0.14)	—	(0.14)
Year Ended February 28, 2015	10.51	0.12	(f)	(0.14)	(0.02)	(0.12)	—	(0.12)
Year Ended February 28, 2014	10.81	0.12		(0.30)	(0.18)	(0.11)	(0.01)	(0.12)
Year Ended February 28, 2013	10.74	0.15		0.13	0.28	(0.16)	(0.05)	(0.21)

Class C
Six Months Ended August 31, 2017 (Unaudited)	10.29	0.07		(0.03)	0.04	(0.08)	—	(0.08)
Year Ended February 28, 2017	10.09	0.11		0.20	0.31	(0.11)	—	(0.11)
Year Ended February 29, 2016	10.33	0.07		(0.23)	(0.16)	(0.08)	—	(0.08)
Year Ended February 28, 2015	10.48	0.05	(f)	(0.13)	(0.08)	(0.07)	—	(0.07)
Year Ended February 28, 2014	10.78	0.04		(0.29)	(0.25)	(0.04)	(0.01)	(0.05)
Year Ended February 28, 2013	10.73	0.08		0.12	0.20	(0.10)	(0.05)	(0.15)

Class I (formerly Select Class)
Six Months Ended August 31, 2017 (Unaudited)	10.34	0.12		(0.04)	0.08	(0.12)	—	(0.12)
Year Ended February 28, 2017	10.14	0.20		0.19	0.39	(0.19)	—	(0.19)
Year Ended February 29, 2016	10.37	0.16		(0.23)	(0.07)	(0.16)	—	(0.16)
Year Ended February 28, 2015	10.51	0.13	(f)	(0.13)	— (g)	(0.14)	—	(0.14)
Year Ended February 28, 2014	10.81	0.13		(0.29)	(0.16)	(0.13)	(0.01)	(0.14)
Year Ended February 28, 2013	10.74	0.17		0.12	0.29	(0.17)	(0.05)	(0.22)

Class R5
Six Months Ended August 31, 2017 (Unaudited)	10.39	0.11		(0.03)	0.08	(0.13)	—	(0.13)
Year Ended February 28, 2017	10.18	0.20		0.20	0.40	(0.19)	—	(0.19)
Year Ended February 29, 2016	10.41	0.16		(0.23)	(0.07)	(0.16)	—	(0.16)
Year Ended February 28, 2015	10.55	0.14	(f)	(0.14)	— (g)	(0.14)	—	(0.14)
Year Ended February 28, 2014	10.85	0.11		(0.27)	(0.16)	(0.13)	(0.01)	(0.14)
Year Ended February 28, 2013	10.77	0.18		0.12	0.30	(0.17)	(0.05)	(0.22)

Class R6
Six Months Ended August 31, 2017 (Unaudited)	10.36	0.12		(0.04)	0.08	(0.13)	—	(0.13)
Year Ended February 28, 2017	10.15	0.21		0.20	0.41	(0.20)	—	(0.20)
Year Ended February 29, 2016	10.38	0.16		(0.22)	(0.06)	(0.17)	—	(0.17)
Year Ended February 28, 2015	10.52	0.14	(f)	(0.13)	0.01	(0.15)	—	(0.15)
Year Ended February 28, 2014	10.82	0.14		(0.30)	(0.16)	(0.13)	(0.01)	(0.14)
Year Ended February 28, 2013	10.74	0.17		0.14	0.31	(0.18)	(0.05)	(0.23)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.
(g)	Amount rounds to less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

294	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$10.30	0.74%	$21,278	0.71%	2.10%		0.97%	23%
10.34	3.63	26,932	0.75	1.76		1.21	41
10.14	(0.85)	51,090	0.75	1.32		1.15	27
10.37	(0.18)	59,129	0.75	1.15	(f)	1.05	28
10.51	(1.66)	67,620	0.75	1.15		1.05	35
10.81	2.60	160,110	0.74	1.41		1.01	16

10.25	0.42	5,756	1.36	1.42		1.51	23
10.29	3.05	5,807	1.39	1.08		1.58	41
10.09	(1.53)	3,534	1.40	0.67		1.53	27
10.33	(0.82)	4,453	1.40	0.51	(f)	1.52	28
10.48	(2.27)	5,253	1.40	0.42		1.56	35
10.78	1.89	6,580	1.39	0.72		1.51	16

10.30	0.81	202,285	0.57	2.23		0.71	23
10.34	3.83	558,497	0.60	1.91		0.73	41
10.14	(0.70)	694,213	0.60	1.52		0.72	27
10.37	(0.04)	1,202,468	0.60	1.26	(f)	0.75	28
10.51	(1.47)	1,090,324	0.60	1.20		0.81	35
10.81	2.71	1,141,000	0.59	1.53		0.76	16

10.34	0.76	6,173	0.49	2.14		0.57	23
10.39	3.95	711	0.52	1.94		0.53	41
10.18	(0.64)	11,844	0.55	1.54		0.58	27
10.41	0.02	12,619	0.54	1.34	(f)	0.60	28
10.55	(1.44)	12,774	0.55	1.05		0.65	35
10.85	2.82	58	0.54	1.62		0.56	16

10.31	0.79	1,173,748	0.41	2.35		0.46	23
10.36	4.05	855,276	0.47	2.02		0.47	41
10.15	(0.56)	798,786	0.46	1.55		0.46	27
10.38	0.07	505,064	0.48	1.32	(f)	0.50	28
10.52	(1.41)	337,208	0.50	1.29		0.57	35
10.82	2.88	243,756	0.49	1.62		0.51	16

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	295

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
Limited Duration Bond Fund
Class A
Six Months Ended August 31, 2017 (Unaudited)	$9.99	$0.06	$0.05	$0.11	$(0.06)
Year Ended February 28, 2017	9.97	0.09	0.02	0.11	(0.09)
Year Ended February 29, 2016	10.02	0.07	(0.05)	0.02	(0.07)
Year Ended February 28, 2015	9.96	0.07	0.06	0.13	(0.07)
Year Ended February 28, 2014	9.84	0.06	0.14	0.20	(0.08)
Year Ended February 28, 2013	9.46	0.13	0.37	0.50	(0.12)

Class C
Six Months Ended August 31, 2017 (Unaudited)	9.88	0.04	0.05	0.09	(0.04)
Year Ended February 28, 2017	9.86	0.04	0.02	0.06	(0.04)
Year Ended February 29, 2016	9.91	0.02	(0.05)	(0.03)	(0.02)
Year Ended February 28, 2015	9.86	0.02	0.05	0.07	(0.02)
Year Ended February 28, 2014	9.74	0.01	0.14	0.15	(0.03)
Year Ended February 28, 2013	9.37	0.08	0.37	0.45	(0.08)

Class I (formerly Select Class)
Six Months Ended August 31, 2017 (Unaudited)	9.99	0.08	0.05	0.13	(0.08)
Year Ended February 28, 2017	9.96	0.11	0.04	0.15	(0.12)
Year Ended February 29, 2016	10.02	0.10	(0.06)	0.04	(0.10)
Year Ended February 28, 2015	9.96	0.10	0.05	0.15	(0.09)
Year Ended February 28, 2014	9.84	0.08	0.14	0.22	(0.10)
Year Ended February 28, 2013	9.46	0.16	0.37	0.53	(0.15)

Class R6
Six Months Ended August 31, 2017 (Unaudited)	10.00	0.09	0.05	0.14	(0.09)
Year Ended February 28, 2017	9.98	0.13	0.03	0.16	(0.14)
Year Ended February 29, 2016	10.03	0.11	(0.04)	0.07	(0.12)
Year Ended February 28, 2015	9.98	0.12	0.04	0.16	(0.11)
Year Ended February 28, 2014	9.85	0.10	0.15	0.25	(0.12)
Year Ended February 28, 2013	9.47	0.17	0.38	0.55	(0.17)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.

SEE NOTES TO FINANCIAL STATEMENTS.

296	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$10.04	1.13%	$124,125	0.68%	1.24%	0.89%	6%
9.99	1.13	149,919	0.68	0.89	0.95	21
9.97	0.19	198,338	0.68	0.70	0.95	23
10.02	1.28	204,080	0.68	0.74	0.93	24
9.96	2.01	185,550	0.67	0.60	0.93	23
9.84	5.36	63,879	0.67	1.37	0.95	24

9.93	0.89	35,982	1.18	0.74	1.39	6
9.88	0.63	41,003	1.18	0.39	1.44	21
9.86	(0.31)	50,910	1.18	0.20	1.44	23
9.91	0.72	53,773	1.18	0.24	1.42	24
9.86	1.49	57,659	1.17	0.10	1.42	23
9.74	4.80	63,760	1.17	0.87	1.45	24

10.04	1.26	209,766	0.43	1.49	0.62	6
9.99	1.47	238,500	0.43	1.14	0.65	21
9.96	0.35	323,384	0.43	0.95	0.63	23
10.02	1.55	637,355	0.43	1.00	0.65	24
9.96	2.23	548,277	0.42	0.85	0.67	23
9.84	5.61	377,532	0.42	1.61	0.70	24

10.05	1.36	690,339	0.23	1.69	0.37	6
10.00	1.58	757,219	0.23	1.35	0.37	21
9.98	0.66	680,614	0.23	1.14	0.37	23
10.03	1.63	42,352	0.23	1.21	0.39	24
9.98	2.51	18,305	0.22	1.05	0.42	23
9.85	5.80	8,301	0.22	1.79	0.45	24

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	297

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Mortgage-Backed Securities Fund
Class A
Six Months Ended August 31, 2017 (Unaudited)	$11.45	$0.17	(e)	$0.15	$0.32	$(0.17)	$—	$(0.17)
Year Ended February 28, 2017	11.66	0.29	(e)	(0.21)	0.08	(0.28)	(0.01)	(0.29)
Year Ended February 29, 2016	11.65	0.30	(e)	0.02	0.32	(0.30)	(0.01)	(0.31)
Year Ended February 28, 2015	11.58	0.34		0.08	0.42	(0.34)	(0.01)	(0.35)
Year Ended February 28, 2014	11.84	0.35		(0.30)	0.05	(0.30)	(0.01)	(0.31)
Year Ended February 28, 2013	11.75	0.34		0.08	0.42	(0.33)	—	(0.33)

Class C
Six Months Ended August 31, 2017 (Unaudited)	11.15	0.14	(e)	0.13	0.27	(0.14)	—	(0.14)
Year Ended February 28, 2017	11.36	0.23	(e)	(0.20)	0.03	(0.23)	(0.01)	(0.24)
Year Ended February 29, 2016	11.36	0.23	(e)	0.03	0.26	(0.25)	(0.01)	(0.26)
Year Ended February 28, 2015	11.30	0.27		0.09	0.36	(0.29)	(0.01)	(0.30)
Year Ended February 28, 2014	11.57	0.26		(0.27)	(0.01)	(0.25)	(0.01)	(0.26)
July 2, 2012 (f) through February 28, 2013	11.55	0.17		0.04	0.21	(0.19)	—	(0.19)

Class I (formerly Select Class)
Six Months Ended August 31, 2017 (Unaudited)	11.18	0.18	(e)	0.13	0.31	(0.18)	—	(0.18)
Year Ended February 28, 2017	11.38	0.31	(e)	(0.19)	0.12	(0.31)	(0.01)	(0.32)
Year Ended February 29, 2016	11.39	0.32	(e)	0.01	0.33	(0.33)	(0.01)	(0.34)
Year Ended February 28, 2015	11.32	0.35		0.10	0.45	(0.37)	(0.01)	(0.38)
Year Ended February 28, 2014	11.59	0.35		(0.28)	0.07	(0.33)	(0.01)	(0.34)
Year Ended February 28, 2013	11.51	0.36		0.08	0.44	(0.36)	—	(0.36)

Class R6
Six Months Ended August 31, 2017 (Unaudited)	11.17	0.19	(e)	0.14	0.33	(0.19)	—	(0.19)
Year Ended February 28, 2017	11.38	0.33	(e)	(0.20)	0.13	(0.33)	(0.01)	(0.34)
Year Ended February 29, 2016	11.39	0.34	(e)	0.01	0.35	(0.35)	(0.01)	(0.36)
Year Ended February 28, 201	11.32	0.38		0.09	0.47	(0.39)	(0.01)	(0.40)
Year Ended February 28, 2014	11.59	0.36		(0.27)	0.09	(0.35)	(0.01)	(0.36)
Year Ended February 28, 2013	11.51	0.38		0.07	0.45	(0.37)	—	(0.37)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(e)	Calculated based upon average shares outstanding.
(f)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

298	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)

$11.60	2.82%	$121,236	0.64%	2.95%	0.99%	6%
11.45	0.69	142,557	0.64	2.48	1.05	27
11.66	2.82	209,213	0.64	2.56	0.99	16
11.65	3.69	139,104	0.65	2.85	1.02	7
11.58	0.45	149,964	0.65	2.66	0.99	9
11.84	3.57	294,739	0.64	2.88	0.98	19

11.28	2.45	15,230	1.14	2.44	1.48	6
11.15	0.22	18,062	1.14	2.00	1.54	27
11.36	2.31	19,275	1.14	2.06	1.51	16
11.36	3.21	7,704	1.15	2.36	1.52	7
11.30	(0.10)	6,322	1.15	2.22	1.50	9
11.57	1.81	6,592	1.14	2.08	1.49	19

11.31	2.84	998,956	0.39	3.19	0.72	6
11.18	1.06	1,021,648	0.39	2.74	0.76	27
11.38	2.97	1,073,033	0.39	2.83	0.72	16
11.39	4.05	1,040,420	0.40	3.10	0.75	7
11.32	0.63	1,043,527	0.40	2.89	0.74	9
11.59	3.83	2,242,411	0.39	3.09	0.73	19

11.31	3.01	1,086,489	0.24	3.34	0.46	6
11.17	1.13	1,182,534	0.24	2.89	0.46	27
11.38	3.14	1,384,768	0.24	2.98	0.46	16
11.39	4.20	1,397,901	0.25	3.25	0.49	7
11.32	0.81	1,604,557	0.25	3.12	0.50	9
11.59	3.97	1,864,649	0.24	3.29	0.48	19

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	299

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Short Duration Bond Fund
Class A
Six Months Ended August 31, 2017 (Unaudited)	$10.81	$0.05	$0.02	$0.07	$(0.05)	$—	$(0.05)
Year Ended February 28, 2017	10.83	0.07	(0.01)	0.06	(0.07)	(0.01)	(0.08)
Year Ended February 29, 2016	10.87	0.07	(0.03)	0.04	(0.07)	(0.01)	(0.08)
Year Ended February 28, 2015	10.90	0.07	(0.02)	0.05	(0.07)	(0.01)	(0.08)
Year Ended February 28, 2014	10.97	0.07	(0.06)	0.01	(0.07)	(0.01)	(0.08)
Year Ended February 28, 2013	10.97	0.11	— (f)	0.11	(0.11)	— (f)	(0.11)

Class C
Six Months Ended August 31, 2017 (Unaudited)	10.88	0.02	0.02	0.04	(0.02)	—	(0.02)
Year Ended February 28, 2017	10.90	0.01	(0.01)	— (f)	(0.01)	(0.01)	(0.02)
Year Ended February 29, 2016	10.94	0.01	(0.03)	(0.02)	(0.01)	(0.01)	(0.02)
Year Ended February 28, 2015	10.97	0.01	(0.02)	(0.01)	(0.01)	(0.01)	(0.02)
Year Ended February 28, 2014	11.04	0.01	(0.05)	(0.04)	(0.02)	(0.01)	(0.03)
Year Ended February 28, 2013	11.04	0.05	— (f)	0.05	(0.05)	— (f)	(0.05)

Class I (formerly Select Class)
Six Months Ended August 31, 2017 (Unaudited)	10.83	0.06	0.03	0.09	(0.07)	—	(0.07)
Year Ended February 28, 2017	10.84	0.09	0.01	0.10	(0.10)	(0.01)	(0.11)
Year Ended February 29, 2016	10.89	0.10	(0.04)	0.06	(0.10)	(0.01)	(0.11)
Year Ended February 28, 2015	10.91	0.10	(0.02)	0.08	(0.09)	(0.01)	(0.10)
Year Ended February 28, 2014	10.98	0.10	(0.06)	0.04	(0.10)	(0.01)	(0.11)
Year Ended February 28, 2013	10.99	0.13	(0.01)	0.12	(0.13)	— (f)	(0.13)

Class R6
Six Months Ended August 31, 2017 (Unaudited)	10.83	0.08	0.02	0.10	(0.08)	—	(0.08)
Year Ended February 28, 2017	10.84	0.12	— (f)	0.12	(0.12)	(0.01)	(0.13)
Year Ended February 29, 2016	10.89	0.12	(0.03)	0.09	(0.13)	(0.01)	(0.14)
Year Ended February 28, 2015	10.91	0.12	(0.01)	0.11	(0.12)	(0.01)	(0.13)
Year Ended February 28, 2014	10.98	0.12	(0.05)	0.07	(0.13)	(0.01)	(0.14)
Year Ended February 28, 2013	10.99	0.16	(0.01)	0.15	(0.16)	— (f)	(0.16)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Amount rounds to less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

300	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$10.83	0.68%	$482,015	0.80%	0.91%	0.86%	22%
10.81	0.55	535,288	0.80	0.61	0.90	37
10.83	0.35	528,045	0.80	0.63	0.92	45
10.87	0.38	225,852	0.80	0.63	0.92	41
10.90	0.11	240,174	0.80	0.63	0.89	38
10.97	0.99	281,110	0.80	0.97	0.86	33

10.90	0.41	76,842	1.30	0.41	1.37	22
10.88	0.05	89,565	1.30	0.10	1.42	37
10.90	(0.16)	110,872	1.30	0.13	1.41	45
10.94	(0.10)	124,100	1.30	0.13	1.40	41
10.97	(0.39)	154,636	1.30	0.14	1.39	38
11.04	0.50	237,782	1.30	0.48	1.36	33

10.85	0.79	1,363,759	0.55	1.16	0.62	22
10.83	0.90	2,867,193	0.55	0.83	0.66	37
10.84	0.50	7,145,093	0.55	0.88	0.66	45
10.89	0.72	7,781,780	0.55	0.88	0.65	41
10.91	0.36	7,800,036	0.55	0.88	0.64	38
10.98	1.13	7,712,342	0.55	1.22	0.61	33

10.85	0.93	2,363,931	0.30	1.41	0.35	22
10.83	1.15	2,563,439	0.30	1.10	0.36	37
10.84	0.77	3,171,892	0.30	1.13	0.35	45
10.89	0.98	2,969,476	0.30	1.12	0.38	41
10.91	0.60	2,819,549	0.30	1.14	0.39	38
10.98	1.40	4,077,991	0.30	1.46	0.36	33

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	301

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments		Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Short Duration Core Plus Fund
Class A
Six Months Ended August 31, 2017 (Unaudited)	$9.59	$0.20	$(0.02)		$0.18	$(0.21)	$—	$(0.21)
Year Ended February 28, 2017	8.87	0.42	0.72		1.14	(0.42)	—	(0.42)
Year Ended February 29, 2016	9.76	0.41	(0.89)		(0.48)	(0.41)	—	(0.41)
Year Ended February 28, 2015	10.05	0.41	(0.28)		0.13	(0.41)	(0.01)	(0.42)
March 1, 2013 (f) through February 28, 2014	10.00	0.41	(0.02	)(g)	0.39	(0.34)	—	(0.34)
Class C
Six Months Ended August 31, 2017 (Unaudited)	9.57	0.17	(0.02)		0.15	(0.18)	—	(0.18)
Year Ended February 28, 2017	8.85	0.37	0.72		1.09	(0.37)	—	(0.37)
Year Ended February 29, 2016	9.75	0.36	(0.89)		(0.53)	(0.37)	—	(0.37)
Year Ended February 28, 2015	10.05	0.36	(0.28)		0.08	(0.37)	(0.01)	(0.38)
March 1, 2013 (f) through February 28, 2014	10.00	0.36	(0.02	)(g)	0.34	(0.29)	—	(0.29)
Class I (formerly Select Class)
Six Months Ended August 31, 2017 (Unaudited)	9.58	0.21	(0.02)		0.19	(0.22)	—	(0.22)
Year Ended February 28, 2017	8.86	0.44	0.72		1.16	(0.44)	—	(0.44)
Year Ended February 29, 2016	9.76	0.43	(0.89)		(0.46)	(0.44)	—	(0.44)
Year Ended February 28, 2015	10.05	0.44	(0.28)		0.16	(0.44)	(0.01)	(0.45)
March 1, 2013 (f) through February 28, 2014	10.00	0.43	(0.01	)(g)	0.42	(0.37)	—	(0.37)
Class R6
Six Months Ended August 31, 2017 (Unaudited)	9.58	0.22	(0.02)		0.20	(0.23)	—	(0.23)
Year Ended February 28, 2017	8.86	0.45	0.73		1.18	(0.46)	—	(0.46)
Year Ended February 29, 2016	9.77	0.44	(0.90)		(0.46)	(0.45)	—	(0.45)
Year Ended February 28, 2015	10.06	0.45	(0.28)		0.17	(0.45)	(0.01)	(0.46)
March 1, 2013 (f) through February 28, 2014	10.00	0.45	(0.01	)(g)	0.44	(0.38)	—	(0.38)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Commencement of operations.
(g)	Calculation of the net realized and unrealized gains (losses) per share do not correlate with the Fund’s net realized and unrealized gains (losses) presented in the Statement of Changes in Net Assets due to the timing of capital transactions in relation to the fluctuating market values of the Fund’s investments.
(h)	Certain non-recurring expenses incurred by the Fund were not annualized for the period ended February 28, 2014.

SEE NOTES TO FINANCIAL STATEMENTS.

302	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits		Portfolio turnover rate (c)

$9.56	1.88%	$3,785	0.89%		4.11%		1.26%		37%
9.59	13.07	4,246	0.89		4.43		1.33		77
8.87	(5.03)	2,570	0.90		4.34		1.25		42
9.76	1.31	1,965	0.89		4.15		1.21		73
10.05	4.02	1,415	0.89	(h)	4.13	(h)	1.45	(h)	66

9.54	1.63	1,206	1.39		3.61		1.80		37
9.57	12.55	1,283	1.39		3.93		1.91		77
8.85	(5.61)	264	1.40		3.82		1.88		42
9.75	0.80	324	1.39		3.63		1.73		73
10.05	3.48	55	1.39	(h)	3.62	(h)	2.15	(h)	66

9.55	2.01	92,791	0.64		4.38		0.99		37
9.58	13.34	125,336	0.64		4.68		1.01		77
8.86	(4.86)	108,974	0.65		4.55		0.94		42
9.76	1.54	173,375	0.64		4.40		0.95		73
10.05	4.24	201,219	0.63	(h)	4.36	(h)	1.15	(h)	66

9.55	2.09	28,151	0.49		4.52		0.74		37
9.58	13.51	34,516	0.49		4.83		0.75		77
8.86	(4.81)	45,491	0.50		4.65		0.69		42
9.77	1.72	80,234	0.49		4.53		0.70		73
10.06	4.47	41,712	0.48	(h)	4.49	(h)	0.78	(h)	66

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	303

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations		Net investment income	Net realized gain	Total distributions
Treasury & Agency Fund
Class A
Six Months Ended August 31, 2017 (Unaudited)	$9.34	$0.02	$0.04	$0.06		$(0.03)	$—	$(0.03)
Year Ended February 28, 2017	9.42	0.05	(0.07)	(0.02)		(0.05)	(0.01)	(0.06)
Year Ended February 29, 2016	9.41	0.04	0.03	0.07		(0.05)	(0.01)	(0.06)
Year Ended February 28, 2015	9.49	0.06	(0.05)	0.01		(0.06)	(0.03)	(0.09)
Year Ended February 28, 2014	9.63	0.08	(0.10)	(0.02)		(0.09)	(0.03)	(0.12)
Year Ended February 28, 2013	9.74	0.09	(0.06)	0.03		(0.09)	(0.05)	(0.14)
Class I (formerly Select Class)
Six Months Ended August 31, 2017 (Unaudited)	9.34	0.03	0.04	0.07		(0.04)	—	(0.04)
Year Ended February 28, 2017	9.42	0.07	(0.07)	—	(f)	(0.07)	(0.01)	(0.08)
Year Ended February 29, 2016	9.40	0.06	0.04	0.10		(0.07)	(0.01)	(0.08)
Year Ended February 28, 2015	9.48	0.08	(0.05)	0.03		(0.08)	(0.03)	(0.11)
Year Ended February 28, 2014	9.62	0.10	(0.10)	—	(f)	(0.11)	(0.03)	(0.14)
Year Ended February 28, 2013	9.73	0.11	(0.06)	0.05		(0.11)	(0.05)	(0.16)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Amount rounds to less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

304	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$9.37	0.59%	$17,671	0.70%	0.49%	1.07%	11%
9.34	(0.27)	20,123	0.70	0.49	1.07	23
9.42	0.73	34,618	0.70	0.42	1.03	24
9.41	0.12	26,654	0.70	0.64	1.02	23
9.49	(0.20)	44,375	0.70	0.85	0.98	15
9.63	0.23	73,424	0.69	0.89	0.95	19

9.37	0.72	65,099	0.45	0.74	0.80	11
9.34	(0.04)	70,447	0.45	0.75	0.82	23
9.42	1.05	71,093	0.45	0.66	0.77	24
9.40	0.38	103,513	0.45	0.87	0.78	23
9.48	0.05	132,599	0.45	1.09	0.73	15
9.62	0.48	235,447	0.44	1.14	0.70	19

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	305

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2017 (Unaudited)

1. Organization

JPMorgan Trust I (“JPM I”) and JPMorgan Trust II (“JPM II”) (collectively, the “Trusts”) were formed on November 12, 2004, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004 and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.

The following are 10 separate funds of the Trusts (collectively, the “Funds”) covered by this report:

	Classes Offered	Trust	Diversified/Non-Diversified
Core Bond Fund	Class A, Class C, Class I^, Class R2, Class R3*, Class R4*, Class R5 and Class R6	JPM II	Diversified
Core Plus Bond Fund	Class A, Class C, Class I^, Class L**, Class R2, Class R3*, Class R4*, Class R5* and Class R6	JPM II	Diversified
Government Bond Fund	Class A, Class C, Class I^, Class R2, Class R3*, Class R4* and Class R6***	JPM II	Diversified
High Yield Fund	Class A, Class C, Class I^, Class R2, Class R3****, Class R4****, Class R5 and Class R6	JPM II	Diversified
Inflation Managed Bond Fund	Class A, Class C, Class I^, Class R5 and Class R6	JPM I	Diversified
Limited Duration Bond Fund	Class A, Class C, Class I^ and Class R6	JPM II	Diversified
Mortgage-Backed Securities Fund	Class A, Class C, Class I^ and Class R6	JPM II	Diversified
Short Duration Bond Fund	Class A, Class C, Class I^ and Class R6	JPM II	Diversified
Short Duration Core Plus Fund*****	Class A, Class C, Class I^ and Class R6	JPM I	Diversified
Treasury & Agency Fund	Class A and Class I ^	JPM II	Diversified

^	Effective April 3, 2017, Select Class was renamed Class I.
*	Commenced operations on September 9, 2016.
**	Effective December 1, 2016, Institutional Class is publicly offered on a limited basis.
***	Commenced operations on August 1, 2016.
****	Commenced operations on August 21 2017.
*****	Effective September 29, 2017, Short Duration High Yield Fund changed its name to Short Duration Core Plus Fund.

At their meeting on August 16, 2017, the Board of the Treasury and Agency Fund approved the liquidation of the Treasury and Agency Fund, which is expected to occur on or about December 8, 2017. Effective August 24, 2017, the Fund no longer accepted purchase orders from new investors.

The investment objective of Core Bond Fund is to seek to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.

The investment objective of Core Plus Bond Fund is to seek a high level of current income by investing primarily in a diversified portfolio of high-, medium- and low-grade debt securities.

The investment objective of Government Bond Fund is to seek a high level of current income with liquidity and safety of principal.

The investment objective of High Yield Fund is to seek a high level of current income by investing primarily in a diversified portfolio of debt securities which are rated below investment grade or unrated. Capital appreciation is a secondary objective.

The investment objective of Inflation Managed Bond Fund is to seek to maximize inflation protected total return.

The investment objective of Limited Duration Bond Fund is to seek a high level of current income consistent with low volatility of principal.

The investment objective of Mortgage-Backed Securities Fund is to seek to maximize total return by investing primarily in a diversified portfolio of debt securities backed by pools of residential and/or commercial mortgages.

The investment objective of Short Duration Bond Fund is to seek current income consistent with preservation of capital through investment in high- and medium-grade fixed income securities.

The investment objective of Short Duration Core Plus Fund is to seek current income with a secondary objective of capital appreciation. Effective September 29, 2017, the investment objective of Short Duration Core Plus Fund will change to seek total return consistent with preservation of capital.

The investment objective of Treasury & Agency Fund is to seek a high level of current income by investing in U.S. Treasury and other U.S. agency obligations with a primary, but not exclusive, focus on issues that produce income exempt from state income taxes.

Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge (“CDSC”). No sales charges are assessed with respect to Class I, Class L, Class R2, Class R3, Class R4, Class R5 and Class R6 Shares. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds’ prospectus. Beginning on November 14, 2017, Class C Shares will automatically convert to Class A Shares after ten years. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, sub-transfer agency (through April 2, 2017), distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. Effective April 3, 2017 sub-transfer agency and shareholder servicing fees were consolidated into a single service fee.

306	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as Adviser (the “Adviser”) and Administrator (the “Administrator”) to the Funds.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — The valuation of investments is in accordance with GAAP and the Funds’ valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

The Administrator has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Funds’ investments. The Administrator implements the valuation policies of the Funds’ investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Funds’ investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Funds are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures and options are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

See the tables on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by Core Bond Fund, Core Plus Bond Fund, High Yield Fund, Inflation Managed Bond Fund, Limited Duration Bond Fund, Mortgage-Backed Securities Fund and Short Duration Bond Fund at August 31, 2017.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	307

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”) (amounts in thousands):

Core Bond Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$2,074,295	$955,973		$3,030,268
Collateralized Mortgage Obligations	—	2,906,606	51,812		2,958,418
Commercial Mortgage-Backed Securities	—	1,334,881	96,074		1,430,955
Corporate Bonds
Consumer Discretionary	—	481,695	—		481,695
Consumer Staples	—	322,280	—		322,280
Energy	—	771,728	1,474		773,202
Financials	—	2,764,644	17,810		2,782,454
Health Care	—	402,301	—		402,301
Industrials	—	425,810	—		425,810
Information Technology	—	414,238	—		414,238
Materials	—	206,873	—		206,873
Real Estate	—	243,359	—		243,359
Telecommunication Services	—	401,239	—		401,239
Utilities	—	608,268	—		608,268

Total Corporate Bonds	—	7,042,435	19,284		7,061,719

Foreign Government Securities	—	284,847	—		284,847
Mortgage-Backed Securities	—	4,249,683	—		4,249,683
Municipal Bonds	—	83,307	—		83,307
Supranational	—	26,877	—		26,877
U.S. Government Agency Securities	—	695,300	—		695,300
U.S. Treasury Obligations	—	5,893,856	—		5,893,856
Loan Assignment
Consumer Discretionary	—	—	30,776		30,776
Short-Term Investment
Investment Company	499,698	—	—		499,698

Total Investments in Securities	$499,698	$24,592,087	$1,153,919		$26,245,704

Core Plus Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$—	$—	$1		$1
Energy	7,172	—	—		7,172
Financials	—	—	15		15
Telecommunication Services	45	—	—		45
Utilities	348	—	—		348

Total Common Stocks	7,565	—	16		7,581

Preferred Stocks
Consumer Discretionary	—	—	—	(a)	—	(a)
Financials	336	2,320	158		2,814

Total Preferred Stocks	336	2,320	158		2,814

Convertible Preferred Stock
Consumer Discretionary	—	—	—	(a)	—	(a)

308	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

Core Plus Bond Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Debt Securities
Asset-Backed Securities	$—	$884,094	$547,216		$1,431,310
Collateralized Mortgage Obligations	—	427,471	9,315		436,786
Commercial Mortgage-Backed Securities	—	701,477	164,147		865,624
Convertible Bonds
Consumer Discretionary	—	—	—	(a)	— (a)
Corporate Bonds
Consumer Discretionary	—	313,206	301		313,507
Consumer Staples	—	185,384	252		185,636
Energy	—	331,347	344		331,691
Financials	—	837,584	5,448		843,032
Health Care	—	183,136	—		183,136
Industrials	—	190,268	3,492		193,760
Information Technology	—	227,433	537		227,970
Materials	—	170,235	—		170,235
Real Estate	—	57,219	—		57,219
Telecommunication Services	—	206,489	—		206,489
Utilities	—	137,354	16		137,370

Total Corporate Bonds	—	2,839,655	10,390		2,850,045

Foreign Government Securities	—	148,166	—		148,166
Mortgage-Backed Securities	—	1,240,239	—		1,240,239
Municipal Bonds	—	15,166	—		15,166
Supranational	—	2,214	—		2,214
U.S. Government Agency Securities	—	47,593	—		47,593
U.S. Treasury Obligations	—	1,960,059	—		1,960,059
Loan Assignments
Consumer Discretionary	—	3,067	11,066		14,133
Consumer Staples	—	2,263	—		2,263
Energy	—	6,035	—		6,035
Health Care	—	703	—		703
Industrials	—	334	—		334
Information Technology	—	2,662	—		2,662
Materials	—	851	—		851
Telecommunication Services	—	3,079	—		3,079
Utilities	—	1,133	—		1,133

Total Loan Assignments	—	20,127	11,066		31,193

Warrants
Consumer Discretionary	—	—	—	(a)	— (a)
Rights
Utilities	—	—	121		121
Short-Term Investment
Investment Company	520,775	—	—		520,775

Total Investments in Securities	$528,676	$8,288,581	$742,429		$9,559,686

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$305	$—		$305
Futures Contracts	577	—	—		577

Total Appreciation in Other Financial Instruments	$577	$305	$—		$882

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(2,169)	$—		$(2,169)
Futures Contracts	(903)	—	—		(903)
Swaps	—	(2,642)	—		(2,642)

Total Depreciation in Other Financial Instruments	$(903)	$(4,811)	$—		$(5,714)

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	309

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

Government Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Total Investments in Securities (b)	$50,149	$1,321,921	$—		$1,372,070

High Yield Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$—	$—	$2		$2
Energy	12,280	133	—		12,413
Financials	—	—	70		70
Telecommunication Services	990	—	—		990
Utilities	36,342	—	—		36,342

Total Common Stocks	49,612	133	72		49,817

Preferred Stocks
Consumer Discretionary	—	—	—	(a)	—	(a)
Financials	10,054	32,379	1,226		43,659

Total Preferred Stocks	10,054	32,379	1,226		43,659

Convertible Preferred Stock
Consumer Discretionary	—	—	—	(a)	—	(a)
Debt Securities
Asset-Backed Securities	—	—	1,278		1,278
Convertible Bonds
Consumer Discretionary	—	4,845	—	(a)	4,845
Corporate Bonds
Consumer Discretionary	—	1,769,887	21,719		1,791,606
Consumer Staples	—	478,255	2,426		480,681
Energy	—	1,035,483	234		1,035,717
Financials	—	611,680	6,782		618,462
Health Care	—	942,160	—		942,160
Industrials	—	1,068,986	19,486		1,088,472
Information Technology	—	689,534	4,173		693,707
Materials	—	968,462	—	(a)	968,462
Real Estate	—	115,428	—		115,428
Telecommunication Services	—	1,020,341	8,788		1,029,129
Utilities	—	265,381	423		265,804

Total Corporate Bonds	—	8,965,597	64,031		9,029,628

Loan Assignments
Consumer Discretionary	—	73,068	—		73,068
Consumer Staples	—	42,513	—		42,513
Energy	—	168,654	—		168,654
Health Care	—	13,514	—		13,514
Industrials	—	31,375	—		31,375
Information Technology	—	79,385	—		79,385
Materials	—	8,048	—		8,048
Telecommunication Services	—	57,422	—		57,422

Total Loan Assignments	—	473,979	—		473,979

310	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

High Yield Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Warrants
Consumer Discretionary	$—	$—	$—	(a)	$—	(a)
Energy	67	10	—		77

Total Warrants	67	10	—	(a)	77

Rights
Utilities	—	—	3,286		3,286
Short-Term Investments
Investment Company	359,265	—	—		359,265
U.S. Treasury Obligations	—	10,708	—		10,708

Total Investments in Securities	$418,998	$9,487,651	$69,893		$9,976,542

Appreciation in Other Financial Instruments
Swaps	$—	$3,333	$—		$3,333

Inflation Managed Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$64,177	$5,386		$69,563
Collateralized Mortgage Obligations	—	168,774	62		168,836
Commercial Mortgage-Backed Securities	—	82,618	1,633		84,251
Corporate Bonds
Consumer Discretionary	—	33,971	—		33,971
Consumer Staples	—	29,690	—		29,690
Energy	—	45,769	—		45,769
Financials	—	156,373	—		156,373
Health Care	—	25,972	—		25,972
Industrials	—	46,771	—		46,771
Information Technology	—	23,070	—		23,070
Materials	—	12,174	—		12,174
Real Estate	—	16,340	—		16,340
Telecommunication Services	—	21,015	—		21,015
Utilities	—	56,118	—		56,118

Total Corporate Bonds	—	467,263	—		467,263

Foreign Government Securities	—	5,375	—		5,375
Mortgage-Backed Securities	—	120,131	—		120,131
U.S. Government Agency Securities	—	236,747	—		236,747
U.S. Treasury Obligations	—	235,988	—		235,988
Short-Term Investment
Investment Company	40,497	—	—		40,497

Total Investments in Securities	$40,497	$1,381,073	$7,081		$1,428,651

Appreciation in Other Financial Instruments
Swaps	$—	$1,976	$—		$1,976

Depreciation in Other Financial Instruments
Swaps	$—	$(33,433)	$—		$(33,433)

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	311

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

Limited Duration Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$143,192	$44,711	$187,903
Collateralized Mortgage Obligations	—	557,182	7,572	564,754
Commercial Mortgage-Backed Securities	—	23,560	6,220	29,780
Corporate Bonds
Consumer Discretionary	—	7,030	—	7,030
Energy	—	15,532	228	15,760
Financials	—	88,220	—	88,220
Health Care	—	5,901	—	5,901
Industrials	—	2,237	—	2,237
Information Technology	—	17,864	—	17,864
Telecommunication Services	—	1,325	—	1,325
Utilities	—	886	—	886

Total Corporate Bonds	—	138,995	228	139,223

Mortgage-Backed Securities	—	41,929	—	41,929
Short-Term Investment
Investment Company	96,469	—	—	96,469

Total Investments in Securities	$96,469	$904,858	$58,731	$1,060,058

Mortgage-Backed Securities Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$126,426	$185,412	$311,838
Collateralized Mortgage Obligations	—	611,434	18,201	629,635
Commercial Mortgage-Backed Securities	—	219,444	57,631	277,075
Corporate Bond
Financials	—	—	1,617	1,617
Mortgage-Backed Securities	—	948,006	—	948,006
U.S. Treasury Obligations	—	13,541	—	13,541
Loan Assignment
Consumer Discretionary	—	—	3,631	3,631
Short-Term Investment
Investment Company	60,103	—	—	60,103

Total Investments in Securities	$60,103	$1,918,851	$266,492	$2,245,446

312	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

Short Duration Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs		Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$305,816		$59,890	$365,706
Collateralized Mortgage Obligations	—	277,204		2,398	279,602
Commercial Mortgage-Backed Securities	—	20,867		—	20,867
Corporate Bonds
Consumer Discretionary	—	43,353		—	43,353
Consumer Staples	—	54,336		—	54,336
Energy	—	144,672		—	144,672
Financials	—	730,972		—	730,972
Health Care	—	92,776		—	92,776
Industrials	—	61,492		—	61,492
Information Technology	—	14,875		—	14,875
Materials	—	16,960		—	16,960
Real Estate	—	39,117		—	39,117
Telecommunication Services	—	44,127		—	44,127
Utilities	—	57,706		—	57,706

Total Corporate Bonds	—	1,300,386		—	1,300,386

Mortgage-Backed Securities	—	205,225		—	205,225
U.S. Government Agency Securities	—	395,477		—	395,477
U.S. Treasury Obligations	—	1,698,606		—	1,698,606
Short-Term Investment
Investment Company	11,116	—		—	11,116

Total Investments in Securities	$11,116	$4,203,581		$62,288	$4,276,985

Short Duration Core Plus Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs		Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$771		$—	$771
Corporate Bonds
Consumer Discretionary	—	16,262		—	16,262
Consumer Staples	—	8,634		—	8,634
Energy	—	15,500		—	15,500
Financials	—	7,334		—	7,334
Health Care	—	6,348		—	6,348
Industrials	—	11,386		—	11,386
Information Technology	—	9,063		—	9,063
Materials	—	9,444		—	9,444
Real Estate	—	2,220		—	2,220
Telecommunication Services	—	9,609		—	9,609
Utilities	—	3,995		7	4,002

Total Corporate Bonds	—	99,795		7	99,802

Common Stocks
Energy	—	5		62	67
Preferred Stock
Financials	611	—		—	611
Rights
Utilities	—	–		57	57
Warrants
Energy	3	–	(a)	—	3

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	313

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

Short Duration Core Plus Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Investment
Investment Company	$22,013	$—	$—	$22,013

Total Investments in Securities	$22,627	$100,571	$126	$123,324

Treasury & Agency Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (b)	$1,159	$81,242	$—	$82,401

(a)	Amount rounds to less than 500.
(b)	Portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOIs. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOIs for industry specifics of portfolio holdings.

Transfers between fair value levels are valued utilizing values as of the beginning of the period.

There were no transfers between level 1 and level 2 during the six months ended August 31, 2017.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

Core Bond Fund	Balance as of February 28, 2017	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2017
Investments in Securities:
Asset-Backed Securities	$1,036,793	$(3,208)	$12,260	$(2,378)	$168,225	$(348,739)	$154,319	$(61,299)	$955,973
Collateralized Mortgage Obligations	59,842	43	415	(143)	—	(7,619)	—	(726)	51,812
Commercial Mortgage-Backed Securities	84,221	15	1,862	(1,268)	11,822	(13,344)	23,981	(11,215)	96,074
Corporate Bonds — Energy	—	—	(1)	1	1,474	—	—	—	1,474
Corporate Bonds — Financials	—	—	(90)	—	17,900	—	—	—	17,810
Loan Assignment — Consumer Discretionary	—	—	11	75	—	(2,943)	33,633	—	30,776

Total	$1,180,856	$(3,150)	$14,457	$(3,713)	$199,421	$(372,645)	$211,933	$(73,240)	$1,153,919

Core Plus Bond Fund	Balance as of February 28, 2017		Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2017
Investments in Securities:
Asset-Backed Securities	$534,156		$(559)	$6,403	($541)	$107,551	($160,966)	$87,500	($26,328)	547,216
Collateralized Mortgage Obligations	10,884		—	(14)	(6)	—	(1,246)	—	(303)	9,315
Commercial Mortgage-Backed Securities	108,203		7	6,158	(113)	17,863	(8,313)	51,190	(10,848)	164,147
Common Stocks — Consumer Discretionary	28		(31)	4	—	—	— (a)	—	—	1
Common Stocks — Financials	16		—	— (a)	—	—	(1)	—	—	15
Common Stocks — Materials	—	(a)	(3)	3	—	—	—	—	—	—
Convertible Bond — Consumer Discretionary	80		—	(88)	—	8	—	—	—	—	(a)
Convertible Preferred Stock — Consumer Discretionary	—	(a)	—	—	—	—	—	—	—	—	(a)
Corporate Bonds — Consumer Discretionary	230		—	71	—	—	—	—	—	301

314	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

Core Plus Bond Fund	Balance as of February 28, 2017		Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)		Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2017
Corporate Bonds — Consumer Staples	$—		$—	$21	$4		$227	$—	$—	$—	$252
Corporate Bonds — Energy	648		—	(23)	—	(a)	300	—	—	(581)	344
Corporate Bonds — Financials	—		—	(27)	—		5,475	—	—	—	5,448
Corporate Bonds — Industrials	228		(834)	784	46		168	(319)	3,419	—	3,492
Corporate Bonds — Information Technology	—		—	(48)	2		583	—	—	—	537
Corporate Bonds — Materials	2		(397)	396	—		—	(1)	—	—	—
Corporate Bonds — Utilities	20		—	(4)	—		—	—	—	—	16
Loan Assignments — Consumer Discretionary	—	(a)	—	(2)	25		—	(1,050)	12,093	—	11,066
Preferred Stocks — Consumer Discretionary	—	(a)	—	—	—		—	—	—	—	—	(a)
Preferred Stocks — Financials	—		—	—	—		158	—	—	—	158
Preferred Stocks — Materials	—	(b)	(191)	191	—		—	—	—	—	—
Rights — Utilities	124		—	(3)	—		—	—	—	—	121
Warrants — Consumer Discretionary	—	(a)	—	—	—		—	—	—	—	—	(a)

Total	$654,619		$(2,008)	$13,822	$(583)		$132,333	$(171,896)	$154,202	$(38,060)	$742,429

High Yield Fund	Balance as of February 28, 2017		Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2017
Investments in Securities:
Asset-Backed Securities	$1,510		$2	$(4)	$2	$—	$(232)	$—	$—	$1,278
Common Stocks — Consumer Discretionary	978		(1,135)	166	—	—	(7)	—	—	2
Common Stocks — Financials	71		—	— (a)	—	—	(1)	—	—	70
Common Stocks — Materials	—	(a)	(16)	16	—	—	—	—	—	—
Convertible Bond — Consumer Discretionary	260		—	(285)	—	25	—	—	—	—	(a)
Convertible Preferred Stock — Consumer Discretionary	—	(a)	—	—	—	—	—	—	—	—	(a)
Corporate Bonds — Consumer Discretionary	8,512		—	2,713	1	4,523	—	5,970	—	21,719
Corporate Bonds — Consumer Staples	—		—	—	198	42	2,186	—	—	2,426
Corporate Bonds — Energy	22,912		—	(118)	—	—	—	—	(22,560)	234
Corporate Bonds — Financials	7,653		8	(7)	8	—	(880)	—	—	6,782
Corporate Bonds — Health Care	1		(11,011)	11,010	—	—	—	—	—	—
Corporate Bonds — Industrials	5,243		(18,448)	20,021	71	—	(8,567)	21,166	—	19,486
Corporate Bonds — Information Technology	—		—	(371)	19	4,525	—	—	—	4,173
Corporate Bonds — Materials	13		(2,550)	2,549	—	—	(12)	—	—	—	(a)
Corporate Bonds — Telecommunication Services	8,649		—	80	59	—	—	—	—	8,788
Corporate Bonds — Utilities	541		—	(118)	—	—	—	—	—	423
Preferred Stocks — Consumer Discretionary	—	(a)	—	—	—	—	—	—	—	—	(a)
Preferred Stocks — Financials	—		—	—	—	1,226	—	—	—	1,226
Preferred Stocks — Materials	—	(a)	(1,228)	1,228	—	—	—	—	—	—
Rights — Utilities	3,356		—	(70)	—	—	—	—	—	3,286
Warrants — Consumer Discretionary	—	(a)	—	—	—	—	—	—	—	—	(a)

Total	$59,699		$(34,378)	$36,810	$358	$10,341	$(7,513)	$27,136	$(22,560)	$69,893

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	315

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

Inflation Managed Bond Fund	Balance as of February 28, 2017	Realized gain (loss)		Change in net unrealized appreciation (depreciation)		Net accretion (amortization)		Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2017
Investments in Securities:
Asset-Backed Securities	$11,253	$29		$(2)		$—	(a)	$1,456	$(7,055)	$940	$(1,235)	$5,386
Collateralized Mortgage Obligations	69	—	(a)	—	(a)	—	(a)	—	(7)	—	—	62
Commercial Mortgage-Backed Securities	745	—		136		—	(a)	—	—	1,497	(745)	1,633

Total	$12,067	$29		$134		$—	(a)	$1,456	$(7,062)	$2,437	$(1,980)	$7,081

Limited Duration Bond Fund	Balance as of February 28, 2017	Realized gain (loss)	Change in net unrealized appreciation (depreciation)		Net accretion (amortization)		Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2017
Investments in Securities:
Asset-Backed Securities	$54,241	$(474)	$1,935		$12		$2,023	$(20,406)	$11,703	$(4,323)	$44,711
Collateralized Mortgage Obligations	10,670	—	53		(2)		—	(3,149)	—	—	7,572
Commercial Mortgage-Backed Securities	6,099	—	136		—		—	(15)	—	—	6,220
Corporate Bonds — Energy	—	—	—	(a)	—	(a)	228	—	—	—	228

Total	$71,010	$(474)	$2,124		$10		$2,251	$(23,570)	$11,703	$(4,323)	$58,731

Mortgage-Backed Securities Fund	Balance as of February 28, 2017	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2017
Investments in Securities:
Asset-Backed Securities	$197,478	$416	$2,405	$(195)	$12,507	$(51,466)	$32,620	$(8,353)	$185,412
Collateralized Mortgage Obligations	21,929	230	(94)	(118)	—	(3,383)	—	(363)	18,201
Commercial Mortgage-Backed Securities	45,595	—	1,852	(163)	3,427	—	12,239	(5,319)	57,631
Corporate Bond — Financials	—	—	(8)	—	1,625	—	—	—	1,617
Loan Assignment — Consumer Discretionary	—	10	1	9	—	(357)	3,968	—	3,631

Total	$265,002	$656	$4,156	$(467)	$17,559	$(55,206)	$48,827	$(14,035)	$266,492

Short Duration Bond Fund	Balance as of February 28, 2017	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)		Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2017
Investments in Securities:
Asset-Backed Securities	$123,452	$54	$264	$10		$11,093	$(81,180)	$6,197	$—	$59,890
Collateralized Mortgage Obligations	3,228	—	2	—	(a)	—	(832)	—	—	2,398

Total	$126,680	$54	$266	$10		$11,093	$(82,012)	$6,197	$—	$62,288

316	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

Short Duration Core Plus Fund	Balance as of February 28, 2017	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2017
Investments in Securities
Corporate Bonds — Industrials	$—	$—	$—	$—	$—	$—	$—	$—	$—
Corporate Bonds — Materials	—	—	—	—	—	—	—	—	—
Corporate Bonds — Utilities	9	—	(2)	—	—	—	—	—	7
Common Stocks — Energy	32	—	30	—	—	—	—	—	62
Loan Assignments — Consumer Discretionary	745	(13)	12	(1)	—	(743)	—	—	—
Rights — Utilities	58	—	(1)	—	—	—	—	—	57

Total	$844	$(13)	$39	$(1)	$—	$(743)	$—	$—	$126

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than 500.
(b)	Value is zero.

Transfers between level 2 and level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack or increase of available market inputs to determine the price for the six months ended August 31, 2017 for Core Bond Fund, Core Plus Bond Fund, Limited Duration Bond Fund and Mortgage-Backed Securities.

There were no significant transfers between level 2 and level 3 during the six months ended August 31, 2017 for High Yield Fund, Inflation Managed Bond Fund and Short Duration Fund.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at August 31, 2017, which were valued using significant unobservable inputs (level 3), were as follows (amounts in thousands):

Core Bond Fund	$10,254
Core Plus Bond Fund	11,319
High Yield Fund	1,617
Inflation Managed Bond Fund	136
Limited Duration Bond Fund	1,376
Mortgage-Backed Securities Fund	4,217
Short Duration Bond Fund	493
Short Duration Core Plus Fund	27

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	317

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

These amounts are included in Change in net unrealized appreciation/depreciation of investments in non-affiliates on the Statements of Operations.

Core Bond Fund

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at August 31, 2017	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$521,045	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 40.00% (9.34%)
			Constant Default Rate	0.00% - 30.00% (0.53%)
			Yield (Discount Rate of Cash Flows)	1.67% - 7.65% (3.34%)

Asset-Backed Securities	521,045

	47,093	Discounted Cash Flow	PSA Prepayment Model	324.00% (324.00%)
			Constant Prepayment Rate	0.00% - 29.23% (11.62%)
			Constant Default Rate	0.00% - 9.64% (2.08%)
			Yield (Discount Rate of Cash Flows)	(0.47)% - 199.00% (6.00%)

Collateralized Mortgage Obligations	47,093

	66,657	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (10.47%)
			Yield (Discount Rate of Cash Flows)	1.54% - 8.36% (4.23%)

Commercial Mortgage-Backed Securities	66,657

	1,474	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	3.23% (3.23%)
			Liquidity Discount	1.00% (1.00%)

Corporate Bonds	1,474

Total	$636,269

#	The table above does not include certain level 3 investments that are valued by brokers and pricing services. At August 31, 2017, the value of these investments was approximately $517,650,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

318	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

Core Plus Bond Fund

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at August 31, 2017		Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$16		Terms of Exchange Offer	Expected Recovery	$0.01 ($0.01)
	—	(a)	Market Comparable Companies	EBITDA Multiple	6.4x (6.4x)

Common Stock	16

	158		Market Comparable Companies	EBITDA Multiple	6.4x (6.4x)
				Liquidity Discount	30.00% (30.00%)
	—	(a)	Pending Distribution Amount	Discount for potential outcome (b)	100.00% (100.00%)

Preferred Stock	158

	4,327		Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	3.23% - 12.96% (11.52%)
				Liquidity Discount	1.00% (1.00%)
	—	(a)	Pending Distribution Amount	Discount for potential outcome (b)	100.00% (100.00%)

Corporate Bond	4,327

	334,476		Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (11.32%)
				Constant Default Rate	0.00% - 30.00% (0.54%)
				Yield (Discount Rate of Cash Flows)	1.65% - 19.09% (3.81%)
	273		Comparable Transaction	Transaction Price	$95.00 ($95.00)

Asset-Backed Securities	334,749

	8,080		Discounted Cash Flow	Constant Prepayment Rate	5.00% - 30.57% (9.68%)
				Constant Default Rate	0.00% - 7.31% (1.97%)
				Yield (Discount Rate of Cash Flows)	2.42% - 131.05% (4.99%)

Collateralized Mortgage Obligations	8,080

	149,003		Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (3.46%)
				Yield (Discount Rate of Cash Flows)	2.22% - 7.15% (4.45%)

Collateralized Mortgage-Backed Securities	149,003

	—	(a)	Discounted Cash Flow	Projected Principal Writedown	100.00% (100.00%)

Loan Assignments	—	(a)

Total	$496,333

#	The table above does not include certain level 3 investments that are valued by brokers and pricing services. At August 31, 2017, the value of these investments was approximately $246,096,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.
(a)	Amount rounds to less than 500.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	319

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield, and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement. A significant change in broker pricing information could result in a significantly higher or lower value in such level 3 instruments.

High Yield Fund

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at August 31, 2017		Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$71		Terms of Exchange Offer	Expected Recovery	$0.01 ($0.01)
	—	(a)(c)	Pending Distribution Amount	Discount for potential outcome (b)	100.00% (100.00%)
	—	(c)	Market Comparable Companies	EBITDA Multiple (d)	6.4x (6.4x)

Common Stocks	71

	1,226		Market Comparable Companies	EBITDA Multiple (d)	6.4x (6.4x)
				Liquidity Discount	30.00% (30.00%)
	—	(a)(c)	Pending Distribution Amount	Discount for potential outcome (b)	30.00% - 100.00% (30.00%)

Preferred Stocks	1,226

	43,018		Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	6.56% - 12.96% (9.75%)
	—		Pending Distribution Amount	Discount for potential outcome (b)	100.00% (100.00%)

Corporate Bonds	43,018

	—		Pending Distribution Amount	Expected Recovery	0.00% (0.00%)

Convertible Bond	—

	1,274		Comparable Transactions	Transaction Price	$95.00 ($95.00)
	4		Discounted Cash Flow	Constant Prepayment Rate	5.00% (5.00%)
				Constant Default Rate	4.95% (4.95%)
				Yield (Discount Rate of Cash Flows)	19.09% (19.09%)

Asset-Backed Securities	1,278

Total	$45,593

#	The table above does not include certain level 3 investments that are valued by brokers and pricing services. At August 31, 2017, the value of these investments was approximately $24,300,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.
(a)	Securities senior in the issuing entity capital structure result in this security being valued at Zero.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.
(c)	Amount rounds to less than 500.
(d)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

320	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

Inflation Managed Bond Fund

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at August 31, 2017	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$4,510	Discounted Cash Flow	Constant Prepayment Rate	1.00% - 20.00% (14.67%)
			Constant Default Rate	0.00% - 30.00% (2.76%)
			Yield (Discount Rate of Cash Flows)	1.88% - 4.87% (3.13%)

Asset-Backed Securities	4,510

	62	Discounted Cash Flow	Constant Prepayment Rate	8.00% (8.00%)
			Constant Default Rate	0.25% (0.25%)
			Yield (Discount Rate of Cash Flows)	4.29% (4.29%)

Collateralized Mortgage Obligations	62

	1,534
		Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	3.37% - 5.23% (3.37%)

Commercial Mortgage-Backed Securities	1,534

Total	$6,106

#	The table above does not include level 3 securities that are valued by brokers and pricing services. At August 31, 2017, the value of these securities was approximately $975,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

Limited Duration Fund

Quantitative Information about Level 3 Fair Value Measurements

(Amounts in thousands)

	Fair Value at August 31, 2017	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$44,711	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 20.00% (6.08%)
			Constant Default Rate	0.00% - 19.69% (3.38%)
			Yield (Discount Rate of Cash Flows)	1.67% - 14.06% (3.27%)

Asset-Backed Securities	44,711

	7,572	Discounted Cash Flow	PSA	324.00% (324.00%)
			Constant Prepayment Rate	0.50% - 14.62% (9.69%)
			Constant Default Rate	0.00% - 5.95% (0.11%)
			Yield (Discount Rate of Cash Flows)	1.54% - 7.00% (2.27%)

Collateralized Mortgage Obligations	7,572

	6,220	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 10.50% (0.32%)
			Constant Default Rate	0.00% - 3.00% (0.09%)
			Yield (Discount Rate of Cash Flows)	3.62% - 4.83% (3.66%)

Commercial Mortgage-Backed Securities	6,220

	228	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	3.23% (3.23%)

Corporate Bonds	228

Total	$58,731

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	321

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

Mortgage-Backed Securities Fund

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at August 31, 2017	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$132,791	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 20.00% (2.89%)
			Constant Default Rate	0.00% - 30.00% (0.68%)
			Yield (Discount Rate of Cash Flows)	1.65% - 6.40% (3.54%)

Asset-Backed Securities	132,791

	16,264	Discounted Cash Flow	Constant Prepayment Rate	1.00% - 324.00% (10.40%)
			Constant Default Rate	0.00% - 9.74% (4.39%)
			Yield (Discount Rate of Cash Flows)	0.68% - 199.00% (7.31%)

Collateralized Mortgage Obligations	16,264

	49,240	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (4.23%)
			Constant Default Rate	0.00%
			Yield (Discount Rate of Cash Flows)	1.51% - 6.83% (4.00%)

Commercial Mortgage-Backed Securities	49,240

Total	$198,295

#	The table above does not include certain level 3 investments that are valued by brokers and pricing services. At August 31, 2017, the value of these investments was approximately $68,197,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

Short Duration Fund

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at August 31, 2017		Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$31,285		Discounted Cash Flow	Constant Prepayment Rate	0.00% - 20.00% (11.61%)
				Constant Default Rate	0.00% -30.00% (2.64%)
				Yield (Discount Rate of Cash Flows)	1.67% -7.65% (3.22%)

Asset-Backed Securities	31,285

	—	(a)	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	3.41% (3.41%)

Collateralized Mortgage Obligations	—	(a)

Total	$31,285

#	The table above does not include certain level 3 investments that are valued by brokers and pricing services. At August 31, 2017, the value of these investments was approximately $31,003,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.
(a)	Amount rounds to less than 500.

322	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Restricted Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933 (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net assets of the Funds.

As of August 31, 2017, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and Regulation S under the Securities Act.

C. When Issued, Delayed Delivery Securities and Forward Commitments — Core Bond Fund, High Yield Fund and Mortgage-Backed Securities Fund purchased when issued securities, including To Be Announced (“TBA”) securities, and entered into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date, or purchased delayed delivery securities which generally settle seven days after the trade date. When issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of securities on a when issued, delayed delivery, or forward commitment basis involves the risk that the value of the security to be purchased declines before the settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when issued, delayed delivery, or forward commitment basis is not accrued until the settlement date.

High Yield Fund had delayed delivery securities outstanding as of August 31, 2017. The values of these securities held at August 31, 2017 are detailed on the SOIs.

D. Loan Assignments — Core Bond Fund, Core Plus Bond Fund, High Yield Fund, Mortgage-Backed Securities Fund and Short Duration Core Plus Fund invested in debt instruments that are interests in amounts owed to lenders or lending syndicates (a “Lender”) by corporate, governmental, or other borrowers (a “Borrower”). A loan is often administered by a bank or other financial institution (the “Agent”) that acts as agent for all holders. The Agent administers the terms of the loan, as specified in the loan agreement. The Funds invest in loan assignments of all or a portion of the loans. When a fund purchases a loan assignment, the fund has direct rights against the borrower on a loan, provided, however, the fund’s rights may be more limited than the lender from which it acquired the assignment and the fund may be able to enforce its rights only through the Agent. As a result, a fund assumes the credit risk of the Borrower as well as any other persons interpositioned between the fund and the Borrower (“Intermediate Participants”). A fund may incur certain costs and delays in realizing payment on a loan assignment or suffer a loss of principal and/or interest if assets or interests held by the Agent or other Intermediate Participants are determined to be subject to the claims of the Agent’s or other Intermediate Participant’s creditors. In addition, it is unclear whether loan assignments and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. Also, because JPMIM may wish to invest in publicly traded securities of a Borrower, it may not have access to material non-public information regarding the Borrower to which other investors have access. Although certain loan assignments are secured by collateral, a fund could experience delays or limitations in realizing the value on such collateral or have its interest subordinated to other indebtedness of the Borrower. Loan assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for assignments and certain assignments which were liquid, when purchased, may become illiquid and they may be difficult to value. In addition, the settlement period for loans is uncertain as there is no standardized settlement schedule applicable to such investments. Therefore, a fund may not receive the proceeds from a sale of such investments for a period after the sale.

Certain loan assignments are also subject to the risks associated with high yield securities described under Note 7.

E. Unfunded Commitments — Core Bond Fund, Core Plus Bond Fund, High Yield Fund, Mortgage-Backed Securities Fund and Short Duration Bond Fund have entered into commitments to buy and sell investments including commitments to buy loan assignments to settle on future dates as part of their normal investment activities. Unfunded commitments may include revolving loan facilities which may obligate the Funds to provide cash to the borrower on demand. Unfunded commitments are generally traded and priced as part of a related loan assignment (Note 2.D.). The value of the unfunded portion of the investment is determined using a pro-rata allocation, based on its par value relative to the par value of the entire investment. The unrealized appreciation/depreciation from unfunded commitments is reported on the Statements of Assets and Liabilities. Credit risk exists on these commitments to the extent of any difference between the sales price and current value of the underlying securities sold. Market risk exists on these commitments to buy to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. The Funds may receive an ongoing commitment fee based on the undrawn portion of the underlying loan facility, which is recorded as a component of interest income on the Statements of Operations.

At August 31, 2017, the Funds did not have any outstanding unfunded loan commitments.

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	323

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

F. Derivatives — Core Plus Bond Fund, High Yield Fund and Inflation Managed Bond Fund used derivative instruments including futures, forward foreign currency exchange contracts, options and swaps, in connection with their respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Funds can invest, to hedge portfolio investments or to generate income or gain to the Funds. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Funds may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Funds’ risk of loss associated with these instruments may exceed their value, as recorded on the Statements of Assets and Liabilities.

The Funds are party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Funds’ ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Funds in the event the Funds’ net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements also contain provisions allowing, absent other conditions, the Funds to exercise rights, to the extent not otherwise waived, against the counterparties (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Funds often include the ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Funds. The ISDA agreements give the Funds and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Funds.

Notes F(1) — F(4) below describe the various derivatives used by the Funds.

(1). Options — Core Plus Bond Fund purchased and/or sold (“write”) put and call options on various instruments including futures, securities, currencies and interest rate swaps (“swaptions”) to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions and Eurodollar options are settled for cash.

Options Purchased — Premiums paid by the Fund for options purchased are included on the Statements of Assets and Liabilities as an investment. The option is adjusted daily to reflect the current market value of the option and the change is recorded as Change in net unrealized appreciation/depreciation of investments in non-affiliates on the Statements of Operations. If the option is allowed to expire, the Fund will lose the entire premium it paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.

The Fund’s exchange traded option contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

The Fund may be required to post or receive collateral for over the counter options.

(2). Futures Contracts — Core Plus Bond Fund used treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated in the SOIs and cash deposited is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.

The use of futures exposes the Fund to interest risk. The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

324	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(3). Forward Foreign Currency Exchange Contracts — Core Plus Bond Fund may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollar without the delivery of foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).

The Funds may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

(4). Swaps — Core Plus Bond Fund, High Yield Fund and Inflation Managed Bond Fund engaged in various swap transactions, including interest rate and credit default swaps, to manage interest rate (e.g., duration, yield curve) and credit risks within their respective portfolios. The Funds also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over the counter (“OTC swaps”) between a fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received are recorded as assets or liabilities, respectively on the Statements of Assets and Liabilities and amortized over the term of the swap. The value of an OTC swap agreement is recorded as either an asset or a liability on the Statements of Assets and Liabilities at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Funds are required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the SOIs and cash deposited is recorded on the Statements of Assets and Liabilities. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a variation margin receivable or payable on the Statements of Assets and Liabilities. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation on the Statements of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Funds may be required to post or receive collateral based on the net value of the Funds’ outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Funds is held in a segregated account at the Funds’ custodian bank. For certain counterparties, cash collateral posted by the Funds is invested in an affiliated money market fund (See Note 3.G.). Otherwise the cash collateral is included on the Statements of Assets and Liabilities as Restricted cash. Collateral received by the Funds is held in escrow in segregated accounts maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Funds, which provides collateral management services to the Funds (See Note 3.F.).

Inflation Managed Bond Fund’s swap contracts at net value and collateral posted by counterparty as of August 31, 2017 are as follows (amounts in thousands):

Fund		Counterparty	Value of swap contracts	Collateral amount
Inflation Managed Bond Fund	Collateral Posted	Barclays Bank plc	$(3,979)	$4,090
		BNP Paribas	(7,024)	7,530
		Citibank, NA	(4,907)	5,120
		Credit Suisse International	(4,729)	4,970
		Deutsche Bank AG	(5,841)	6,400
		Morgan Stanley Capital Services	(3,127)	3,240
		Royal Bank of Scotland	(1,373)	1,360
		Union Bank of Switzerland AG	(477)	520

The Funds may be required to post or receive collateral for Over the Counter Swaps.

The central clearing house acts as the counterparty to each centrally cleared swap transaction, therefore credit risk is limited to the failure of the clearing house.

The Funds’ swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	325

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

Credit Default Swaps

Core Plus Bond Fund and High Yield Fund entered into credit default swaps to simulate long and short bond positions or to take an active long or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Funds, as protection sellers, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to a Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract and is not reflected on the Statements of Assets and Liabilities. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

Interest Rate Swaps

Core Plus Bond Fund entered into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.

Inflation-Linked Swaps

Inflation Managed Bond Fund used inflation-linked swaps to provide inflation protection within its portfolio. These are agreements between counterparties to exchange interest payments based on interest rates over the life of the swap. One cash flow stream will typically be a floating rate payment based upon the Consumer Price Index upon while the other is a pre-determined fixed interest rate. The use of swaps exposes the Fund to interest rate risk.

(5). Summary of Derivatives Information

The following table presents the value of derivatives held as of August 31, 2017, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities (amounts in thousands):

Core Plus Bond Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Futures Contracts (a)	Forward Foreign Exchange Contracts	Centrally Cleared Swaps (b)	Total
Interest rate contracts	Receivables, Net Assets — Unrealized Appreciation	$577	$—	$—	$577
Foreign exchange contracts	Receivables	—	305	—	305
Credit contracts	Receivables	—	—	1,379	1,379

Total		$577	$305	$1,379	$2,261

Gross Liabilities:
Interest rate contracts	Payables, Net Assets — Unrealized Depreciation	$(903)	$—	$—	$(903)
Foreign exchange contracts	Payables	—	(2,169)	—	(2,169)
Credit contracts	Payables	—	—	(1,416)	(1,416)

Total		$(903)	$(2,169)	$(1,416)	$(4,488)

(a)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.
(b)	This amount represents the value of centrally cleared swaps as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

326	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

The following table presents the value of derivatives held as of August 31, 2017, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities (amounts in thousands):

High Yield Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Centrally Cleared Swaps (a)
Credit contracts	Receivables	$16,558

(a)	This amount represents the value of centrally cleared swaps as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

The following table presents the value of derivatives held as of August 31, 2017, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities (amounts in thousands):

Inflation Managed Bond Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		OTC Swaps
Interest rate contracts	Receivables	$1,976

Gross Liabilities:
Interest rate contracts	Payables	$(33,433)

The following table presents the Fund’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or posted by the Fund as of August 31, 2017 (amounts in thousands):

Inflation Managed Bond Fund

Counterparty	Gross Amount of Derivative Assets Subject to Netting Arrangements Presented on the Statement of Assets and Liabilities (a)	Derivatives Available for offset	Collateral Received (b)	Net Amount Due From Counterparty (Not less than zero)
Barclays Bank plc	$106	$(106)	$—	$—
BNP Paribas	120	(120)	—	—
Citibank, NA	328	(328)	—	—
Deutsche Bank AG	382	(382)	—	—
Morgan Stanley Capital Services	1,040	(1,040)	—	—

	$1,976	$(1,976)	$—	$—

Counterparty	Gross Amount of Derivative Liabilities Subject to Netting Arrangements Presented on the Statement of Assets and Liabilities (a)	Derivatives Available for offset	Collateral Posted (b)	Net Amount Due To Counterparty (Not less than zero)
Barclays Bank plc	$4,085	$(106)	$(3,979)	$—
BNP Paribas	7,144	(120)	(7,024)	—
Citibank, NA	5,235	(328)	(4,907)	—
Credit Suisse International	4,729	—	(4,729)	—
Deutsche Bank AG	6,223	(382)	(5,841)	—
Morgan Stanley Capital Services	4,167	(1,040)	(3,127)	—
Royal Bank of Scotland	1,373	—	(1,360)	13
Union Bank of Switzerland AG	477	—	(477)	—

	$33,433	$(1,976)	$(31,444)	$13

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	327

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

(a)	For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements on the Statements of Assets and Liabilities.
(b)	Collateral received or posted is limited to the net derivative asset or net derivative liability amounts. See Note 2.F.(4). for actual swap collateral received or posted.

The following tables present the effect of derivatives on the Statements of Operations for the six months ended August 31, 2017, by primary underlying risk exposure (amounts in thousands):

Core Plus Bond Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Options	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$(8,680)	$(8,638)	$—	$(806)	$(18,124)
Foreign exchange contracts	—	—	(334)	—	(334)
Credit contracts	—	—	—	(1,924)	(1,924)

Total	$(8,680)	$(8,638)	$(334)	$(2,730)	$(20,382)

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Options	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$6,271	$1,481	—	$127	$7,879
Foreign exchange contracts	—	—	(1,758)	—	(1,758)
Credit contracts	—	—	—	(480)	(480)

Total	$6,271	$1,481	$(1,758)	$(353)	$5,641

High Yield Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Swaps
Credit contracts	$10,568

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Swaps
Credit contracts	$(4,653)

Inflation Managed Bond Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Swaps
Interest rate contracts	$(10,065)

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Swaps
Interest rate contracts	$(6,001)

328	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

Derivatives Volume

The tables below disclose the volume of the Funds’ futures contracts, forward foreign currency exchange contracts and swaps activity during the six months ended August 31, 2017 (amounts in thousands, except number of contracts). Please refer to the tables in the Summary of Derivatives Information for derivative-related gains and losses associated with volume activity.

	Core Plus Bond Fund		High Yield Fund	Inflation Managed Bond Fund
Futures Contracts — Interest:
Average Notional Balance Long	$103,334		$—	$—
Average Notional Balance Short	330,574		—	—
Ending Notional Balance Long	159,932		—	—
Ending Notional Balance Short	152,793		—	—

Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased	6,995		—	—
Average Settlement Value Sold	25,049		—	—
Ending Settlement Value Purchased	14,005		—	—
Ending Settlement Value Sold	48,557		—	—

Exchange-Traded Options:
Average Number of Contracts Purchased	10,000	(a)	—	—

Credit Default Swaps:
Average Notional Balance — Buy Protection	91,814		—	—
Average Notional Balance — Sell Protection	—		227,143	—
Ending Notional Balance — Buy Protection	66,100		—	—
Ending Notional Balance — Sell Protection	—		200,000	—

Interest Rate-Related Swaps (Inflation-Linked Swaps):
Average Notional Balance — Pays Fixed rate	75,657	(b)	—	1,058,429
Average Notional Balance — Receives Fixed rate	211,816	(b)	—	—
Ending Notional Balance — Pays Fixed Rate	—		—	1,013,400

(a)	For the period March 1, 2017 through March 31, 2017.
(b)	For the period March 1, 2017 through April 30, 2017.

The Funds’ derivatives contracts held at August 31, 2017 are not accounted for as hedging instruments under GAAP.

G. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

The Funds do not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments on the Statements of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at year end are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.

H. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income is recorded on the ex-dividend date or when a Fund first learns of the dividend. Certain Funds may receive other income from investment in loan assignments and/or unfunded commitments, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income on the Statements of Operations.

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	329

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

Inflation Managed Bond Fund invests in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. These adjustments are recorded as increases or decreases to interest income on the Statements of Operations. Coupon payments are based on the adjusted principal at the time the interest is paid.

I. Allocation of Income and Expenses — Expenses directly attributable to a fund are charged directly to that fund, while the expenses attributable to more than one fund of the Trusts are allocated among the respective funds. In calculating the NAV of each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

Transfer agency fees are class-specific expenses and sub-transfer agency fees were class-specific expenses up through April 2, 2017. Effective April 3, 2017, the Funds ceased making direct payments to financial intermediaries for any applicable sub-transfer agency services. Payments to financial intermediaries for sub-transfer agency services are made by JPMorgan Distribution Services, Inc. from the Service Shareholder Servicing Fee, which has been renamed as the Service Fee. The amount of the transfer agency fees and sub-transfer agency fees charged to each class of the Funds for the six months ended August 31, 2017 are as follows:

	Class A		Class C		Class I		Class L	Class R2	Class R3		Class R4		Class R5		Class R6		Total
Core Bond Fund
Transfer agency fees	$69		$20		$104		n/a	$6	$—	(a)	$—	(a)	$3		$56		$258
Sub-transfer agency fees	332		53		700		n/a	53	—	(a)	—		64		—		1,202

Core Plus Bond Fund
Transfer agency fees	34		7		8		$7	3	1		—	(a)	—	(a)	22		82
Sub-transfer agency fees	158		16		203		92	11	—		—	(a)	—		—		480

Government Bond Fund
Transfer agency fees	4		3		7		n/a	8	—	(a)	—	(a)	n/a		1		23
Sub-transfer agency fees	126		5		155		n/a	24	—	(a)	—	(a)	n/a		—		310

High Yield Fund
Transfer agency fees	54		7		643		n/a	5	—	(a)	—	(a)	3		18		730
Sub-transfer agency fees	70		16		487		n/a	3	—		—		9		—		585

Inflation Managed Bond Fund
Transfer agency fees	1		1		4		n/a	n/a	n/a		n/a		—	(a)	3		9
Sub-transfer agency fees	—		1		1		n/a	n/a	n/a		n/a		—		—		2

Limited Duration Bond Fund
Transfer agency fees	7		2		2		n/a	n/a	n/a		n/a		n/a		9		20
Sub-transfer agency fees	9		3		6		n/a	n/a	n/a		n/a		n/a		—		18

Mortgage-Backed Securities Fund
Transfer agency fees	9		1		8		n/a	n/a	n/a		n/a		n/a		6		24
Sub-transfer agency fees	13		2		58		n/a	n/a	n/a		n/a		n/a		—		73

Short Duration Bond Fund
Transfer agency fees	11		3		15		n/a	n/a	n/a		n/a		n/a		11		40
Sub-transfer agency fees	22		6		131		n/a	n/a	n/a		n/a		n/a		—		159

Short Duration Core Plus Fund
Transfer agency fees	1		—	(a)	1		n/a	n/a	n/a		n/a		n/a		—	(a)	2
Sub-transfer agency fees	—	(a)	—	(a)	—	(a)	n/a	n/a	n/a		n/a		n/a		—		—	(a)

Treasury & Agency Fund
Transfer agency fees	1		n/a		1		n/a	n/a	n/a		n/a		n/a		n/a		2
Sub-transfer agency fees	—	(a)	n/a		2		n/a	n/a	n/a		n/a		n/a		n/a		2

(a)	Amount rounds to less than 500.

J. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds’ tax positions for all open tax years and has determined that as of August 31, 2017, no liability for income tax is required in the Funds’ financial statements for net unrecognized tax benefits. However, management’s conclusions may be

330	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each of the Funds’ Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

K. Foreign Taxes — The Funds may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

L. Distributions to Shareholders — Distributions from net investment income are generally declared and paid monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to Investment Advisory Agreements, the Adviser supervises the investments of each Fund and for such services is paid a fee. The fee is accrued daily and paid monthly based on each Fund’s respective average daily net assets. The annual rate for each Fund is as follows:

Core Bond Fund	0.30%
Core Plus Bond Fund	0.30
Government Bond Fund	0.30
High Yield Fund	0.60
Inflation Managed Bond Fund	0.35
Limited Duration Bond Fund	0.25
Mortgage-Backed Securities Fund	0.35
Short Duration Bond Fund	0.25
Short Duration Core Plus Fund	0.50	*
Treasury & Agency Fund	0.30

*	Effective September 29, 2017, the investment advisory fee will be lowered to 0.25%.

The Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.G.

B. Administration Fee — Pursuant to Administration Agreements, the Administrator provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the J.P. Morgan Funds Complex covered by the Administration Agreement (excluding certain funds of funds and money market funds) and 0.075% of the average daily net assets in excess of $25 billion of all such funds. For the six months ended August 31, 2017, the effective annualized rate was 0.08% of each Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived Administration fees as outlined in Note 3.G.

JPMCB, a wholly-owned subsidiary of JPMorgan, serves as the Funds’ sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), a wholly-owned subsidiary of JPMorgan, serves as the Trust’s exclusive underwriter and promotes and arranges for the sale of each Fund’s shares. The Board has adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class C, Class R2 and Class R3 Shares of the Funds, as applicable, in accordance with Rule 12b-1 under the 1940 Act. The Class I, Class L, Class R4, Class R5 and Class R6 Shares do not charge a distribution fee. The Distribution Plan provides that each Fund shall pay distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:

Class A	Class C	Class R2	Class R3
0.25%	0.75%	0.50%	0.25%

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	331

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

In addition, JPMDS is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares (except for Class C Shares of Limited Duration Bond Fund and Short Duration Bond Fund purchased prior to September 3, 2013) and certain Class A Shares for which front-end sales charges have been waived. For the six months ended August 31, 2017, JPMDS retained the following amounts (in thousands):

	Front-End Sales Charge		CDSC
Core Bond Fund	$116		$1
Core Plus Bond Fund	152		—	(a)
Government Bond Fund	9		—	(a)
High Yield Fund	45		—	(a)
Inflation Managed Bond Fund	1		—	(a)
Limited Duration Bond Fund	3		—	(a)
Mortgage-Backed Securities Fund	10		—	(a)
Short Duration Bond Fund	17		—	(a)
Short Duration Core Plus Fund	1		—
Treasury & Agency Fund	—	(a)	—

(a)	Amount rounds to less than 500.

D. Service Fees — The Trusts, on behalf of the Funds, have entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to the shareholders. The Class R6 Shares do not charge a service fee. For performing these services, JPMDS receives a fee that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

	Class A	Class C	Class I	Class L	Class R2	Class R3	Class R4	Class R5
Core Bond Fund*	0.25%	0.25%	0.25%	n/a	0.25%	0.25%	0.25%	0.10%
Core Plus Bond Fund*	0.25	0.25	0.25	0.10%	0.25	0.25	0.25	0.10
Government Bond Fund	0.25	0.25	0.25	n/a	0.25	0.25	0.25	n/a
High Yield Fund*	0.25	0.25	0.25	n/a	0.25	0.25	0.25	0.10
Inflation Managed Bond Fund*	0.25	0.25	0.25	n/a	0.25	n/a	n/a	0.10
Limited Duration Bond Fund	0.25	0.25	0.25	n/a	n/a	n/a	n/a	n/a
Mortgage-Backed Securities Fund	0.25	0.25	0.25	n/a	n/a	n/a	n/a	n/a
Short Duration Bond Fund	0.25	0.25	0.25	n/a	n/a	n/a	n/a	n/a
Short Duration Core Plus Fund	0.25	0.25	0.25	n/a	n/a	n/a	n/a	n/a
Treasury & Agency Fund	0.25	n/a	0.25	n/a	n/a	n/a	n/a	n/a

*	Prior to April 3, 2017, the service fee for Class R5 Shares was 0.05%.

JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.

JPMDS waived service fees as outlined in Note 3.G.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations. Payments to the custodian may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits, if any, are presented separately on the Statements of Operations.

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.

F. Collateral Management Fees — JPMCB provides derivatives collateral management services for Core Plus Bond Fund, High Yield and Inflation Managed Bond Fund. The amounts paid directly to JPMCB by the Funds for these services are included in Collateral management fees on the Statements of Operations.

332	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

G. Waivers and Reimbursements — The Adviser, Administrator and/or JPMDS have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation and extraordinary expenses) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

	Class A	Class C	Class I	Class L	Class R2	Class R3	Class R4	Class R5	Class R6
Core Bond Fund*	0.75%	1.40%	0.50%	n/a	1.10%	0.85%	0.60%	0.45%	0.35%
Core Plus Bond Fund	0.75	1.40	0.46	0.49%	1.15	0.90	0.65	0.50	0.40
Government Bond Fund**	0.75	1.48	0.48	n/a	1.10	0.85	0.60	n/a	0.35
High Yield Fund***	1.00	1.50	0.75	n/a	1.35	1.10	0.85	0.70	0.60
Inflation Managed Bond Fund	0.75	1.40	0.60	n/a	n/a	n/a	n/a	0.55	0.50
Limited Duration Bond Fund	0.70	1.20	0.45	n/a	n/a	n/a	n/a	n/a	0.25
Mortgage-Backed Securities Fund	0.65	1.15	0.40	n/a	n/a	n/a	n/a	n/a	0.25
Short Duration Bond Fund	0.80	1.30	0.55	n/a	n/a	n/a	n/a	n/a	0.30
Short Duration Core Plus Fund****	0.90	1.40	0.65	n/a	n/a	n/a	n/a	n/a	0.50
Treasury & Agency Fund	0.70	n/a	0.45	n/a	n/a	n/a	n/a	n/a	n/a

*	Prior to July 1, 2017, the contractual expense limitation for Class R2 Shares was 1.00%.
**	Prior to July 1, 2017, the contractual expense limitation for Class R2 was 1.00%.
***	Prior to July 1, 2017, the contractual expense limitation for Class R2 Shares was 1.30%.
****	Effective September 29, 2017, the contractual expense limitations will be lowered to 0.64%, 1.14%, 0.39% and 0.33% for Class A, Class C, Class I and Class R6 Shares, respectively.

Except as noted above, the expense limitation agreements were in effect for the year ended August 31, 2017 and are in place until at least June 30, 2018. The expense limitation agreements for Class A, Class C, Class I, Class R2, Class R5 and Class R6 Shares of High Yield Fund, and all share classes of Core Bond Fund are in place until at least October 31, 2018, and for Class R3 and Class R4 Shares of High Yield Fund are in place until at least August 20, 2018.

For the six months ended August 31, 2017, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory Fees	Administration Fees	Service Fees	Total	Contractual Reimbursements
Core Bond Fund	$3,543	$2,361	$8,049	$13,953	$112
Core Plus Bond Fund	52	33	2,690	2,775	96
Government Bond Fund	248	166	851	1,265	158
High Yield Fund	3,224	2,149	4,578	9,951	4
Inflation Managed Bond Fund	—	—	336	336	—
Limited Duration Bond Fund	389	259	126	774	—
Mortgage-Backed Securities Fund	1,459	932	666	3,057	—
Short Duration Bond Fund	736	490	178	1,404	1
Short Duration Core Plus Fund	120	64	63	247	—
Treasury & Agency Fund	114	34	2	150	—
Additionally, the Funds may invest in one or more money market funds advised by the Adviser or its affiliates (affiliated money market funds). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the applicable Funds’ investment in such affiliated money market fund.

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	333

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

The amounts of waivers resulting from investments in these money market funds for the six months ended August 31, 2017 were as follows (amounts in thousands):

Core Bond Fund	$360
Core Plus Bond Fund	332
Government Bond Fund	73
High Yield Fund	413
Inflation Managed Bond Fund	303
Limited Duration Bond Fund	85
Mortgage-Backed Securities Fund	28
Short Duration Bond Fund	27
Short Duration Core Plus Fund	4
Treasury & Agency Fund	2

H. Other — Certain officers of the Trusts are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board’s appointed a Chief Compliance Officer to the Funds in accordance with Federal securities regulations. Each Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.

The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the six months ended August 31, 2017, Core Bond Fund, Core Plus Bond Fund, Government Bond Fund, High Yield Fund, Inflation Managed Bond Fund, Limited Duration Bond Fund, Mortgage-Backed Securities Fund, Short Duration Bond Fund and Short Duration Core Plus Fund purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.

The Funds may use related party broker-dealers. For the six months ended August 31, 2017, the Funds did not incur any brokerage commissions with broker-dealers affiliated with the Adviser.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments, subject to certain conditions.

4. Investment Transactions

During the six months ended August 31, 2017, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government	Securities Sold Short	Covers on Securities Sold Short
Core Bond Fund	$2,182,939	$3,030,889	$321,685	$1,161,323	n/a	n/a
Core Plus Bond Fund	1,812,550	1,217,942	362,924	313,907	$44,220	$44,248
Government Bond Fund	75,693	34,962	22,859	39,238	n/a	n/a
High Yield Fund	2,371,261	5,240,103	—	—	n/a	n/a
Inflation Managed Bond Fund	192,086	165,558	136,848	233,226	n/a	n/a
Limited Duration Bond Fund	60,389	177,982	—	—	n/a	n/a
Mortgage-Backed Securities Fund	133,985	297,473	9,681	—	n/a	n/a
Short Duration Bond Fund	516,493	1,025,721	499,901	1,705,895	n/a	n/a
Short Duration Core Plus Fund	53,880	113,558	—	—	n/a	n/a
Treasury & Agency Fund	—	2,476	9,030	14,015	n/a	n/a

334	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

5. Federal Income Tax Matters

For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at August 31, 2017 were as follows (amounts in thousands):

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core Bond Fund	$25,427,287	$879,075	$60,658	$818,417
Core Plus Bond Fund	9,395,328	225,683	63,552	162,131
Government Bond Fund	1,327,540	51,207	6,677	44,530
High Yield Fund	9,777,095	435,025	219,020	216,005
Inflation Managed Bond Fund	1,404,162	28,562	35,530	(6,968)
Limited Duration Bond Fund	1,059,417	5,241	4,600	641
Mortgage-Backed Securities Fund	2,184,796	72,043	11,393	60,650
Short Duration Bond Fund	4,264,308	21,012	8,335	12,677
Short Duration Core Plus Fund	122,532	1,472	680	792
Treasury & Agency Fund	82,376	219	194	25

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized by the Funds after February 28, 2011 are carried forward indefinitely, and retain their character as short-term and/or long-term losses. Prior to the Act, net capital losses incurred by the Funds were carried forward for eight years and treated as short-term losses. The Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At February 28, 2017, Core Bond Fund, Government Bond Fund, Mortgage-Backed Securities Fund, Short Duration Bond Fund and Treasury & Agency Fund did not have any net capital loss carryforwards.

At February 28, 2017, the Funds had the following pre-enactment net capital loss carryforwards, expiring during the years indicated, which are available to offset future realized gains (amounts in thousands):

	2018	2019	Total
Limited Duration Bond Fund	$10,532	$6,963	$17,495

As of February 28, 2017, the following Funds had the following post-enactment net capital loss carryforwards (amounts in thousands):

	Capital Loss Carryforward Character
	Short-Term	Long-Term
Core Plus Bond Fund	$—	$9,775
High Yield Fund	44,512	348,590
Inflation Managed Bond Fund	26,387	—
Limited Duration Bond Fund	34	11,056
Short Duration Core Plus Fund	3,591	10,761

6. Borrowings

The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Funds because the Funds and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

The Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 6, 2017.

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	335

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2017 (Unaudited) (continued)

The Funds had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility during the six months ended August 31, 2017.

In addition, effective August 16, 2016, the Trusts along with certain other trusts (“Borrowers”) entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25,000,000 in adjusted net asset value and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25,000,000 minimum adjusted net asset value or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.

Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00% plus the greater of the federal funds effective rate or one month LIBOR. The annual commitment fee to maintain the Credit Facility is 0.15% and is incurred on the unused portion of the Credit Facility and is allocated to all participating funds pro rata based on their respective net assets. Effective August 15, 2017, this agreement has been amended and restated for a term of 364 days, unless extended. The Funds did not utilize the Credit Facility during the six months ended August 31, 2017.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

As of August 31, 2017, J.P. Morgan Investor Funds and JPMorgan SmartRetirement Funds, which are affiliated funds of funds, owned in the aggregate, shares representing more than 10% of the net assets of certain Funds as follows:

	J.P. Morgan Investor Funds	JPMorgan SmartRetirement Funds
Core Bond Fund	—%	23.8%
Core Plus Bond Fund	12.4	23.0
High Yield Fund	—	23.7
Inflation Managed Bond Fund	13.4	31.5
Limited Duration Bond Fund	51.3	—

As of August 31, 2017, the Funds had omnibus accounts which each owned more than 10% of the respective Fund’s outstanding shares as follows:

	Number of Affiliated Omnibus Accounts	% of the Fund	Number of Non-affiliated Omnibus Accounts	% of the Fund
Core Plus Bond Fund	1	15.7%	1	10.8%
Government Bond Fund	—	—	1	16.8
High Yield Fund	1	11.7	—	—
Inflation Managed Bond Fund	1	25.1	—	—
Short Duration Bond Fund	1	43.0	—	—
Short Duration Core Plus Fund	1	71.5	1	15.4
Treasury & Agency Fund	2	58.9	—	—

Significant shareholder transactions by these shareholders may impact the Funds’ performance.

The Funds are subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities, including securities backed by sub-prime mortgage loans. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.

Core Plus Bond Fund, High Yield Fund and Short Duration Core Plus Fund invest in high yield securities that are not rated or rated below investment grade (commonly known as “junk bonds.”) These securities are considered to be high risk investments. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims. The market price of these securities can change suddenly and unexpectedly. As a result, the Funds are intended for investors who are able and willing to assume a high degree of risk.

336	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

A significant portion of the Funds’ (except High Yield Fund, Short Duration Core Plus Fund and Treasury & Agency Fund) investments are comprised of asset-backed or mortgage-related securities, including securities backed by sub-prime mortgages.

High Yield Fund and Short Duration Core Plus Fund prior to September 29, 2017, may invest up to 100% of the Funds’ total assets in below investment grade securities or unrated securities that JPMIM deems to be of equivalent quality. Such securities may include so called “distressed debt”.

The Funds are subject to the risk that, should the Funds decide to sell an illiquid investment when a ready buyer is not available at a price the Funds deem to be representative of its value, the value of the Funds’ net assets could be adversely affected.

Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the Funds’ original investment. Many derivatives create leverage thereby causing the Funds to be more volatile than they would have been if they had not used derivatives. Derivatives also expose the Funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty.

The Funds are also subject to counterparty credit risk, which is the risk that a counterparty fails to perform on agreements with the Funds such as swap contracts and forward foreign currency exchange contracts.

The Funds are subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Funds could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The Funds invest in floating rate loans and other floating rate debt securities. Although these investments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate loans and other floating rate investments may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Many factors can cause interest rates to rise. Some examples include central bank monetary policy, rising inflation rates and general economic conditions. Given that the Federal Reserve has recently raised interest rates and may continue to do so, the Funds may face a heightened level of interest rate risk. The ability of the issuers of debt to meet their obligations may be affected by the economic and political developments in a specific industry or region.

Core Plus Bond Fund, High Yield Fund and Short Duration Core Plus Fund invest in preferred securities. These securities are typically issued by corporations, generally in the form of interest bearing notes with preferred security characteristics and may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time.

8. Investment Company Reporting Modernization

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and forms, and amendments to certain current rules and forms, to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The amendments to Regulation S-X were applied to the Funds’ financial statements as of August 31, 2017. The adoption had no effect on the Funds’ net assets or results of operations.

9. Subscription in-Kind

During the year ended August 31, 2016, certain Short Duration Bond Fund Class R6 shareholders purchased shares of Short Duration Bond Fund. The portfolio securities were received primarily by means of a subscription in-kind exchange for shares of the Fund. Cash and portfolio securities were transferred as of the close of business on the date and at the market value listed below (amount in thousands):

May 9, 2016	Value	Type
Class R6	$44,995	Subscription in-kind

10. Subsequent Event

During the period September 1, 2017 through October 27, 2017, Treasury & Agency Fund had net redemptions of $17,603,354. This amount represented approximately 21.26% of the Fund’s net assets as of August 31, 2017.

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	337

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, March 1, 2017, and continued to hold your shares at the end of the reporting period, August 31, 2017.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value March 1, 2017	Ending Account Value August 31, 2017	Expenses Paid During the Period*	Annualized Expense Ratio
Core Bond Fund
Class A
Actual	$1,000.00	$1,028.20	$3.83	0.75%
Hypothetical	1,000.00	1,021.42	3.82	0.75
Class C
Actual	1,000.00	1,024.80	6.94	1.36
Hypothetical	1,000.00	1,018.35	6.92	1.36
Class I (formerly Select Class)
Actual	1,000.00	1,029.50	2.56	0.50
Hypothetical	1,000.00	1,022.68	2.55	0.50
Class R2
Actual	1,000.00	1,026.80	5.26	1.03
Hypothetical	1,000.00	1,020.01	5.24	1.03
Class R3
Actual	1,000.00	1,028.10	4.35	0.85
Hypothetical	1,000.00	1,020.92	4.33	0.85
Class R4
Actual	1,000.00	1,029.00	3.07	0.60
Hypothetical	1,000.00	1,022.18	3.06	0.60
Class R5
Actual	1,000.00	1,029.80	2.30	0.45
Hypothetical	1,000.00	1,022.94	2.29	0.45
Class R6
Actual	1,000.00	1,030.30	1.79	0.35
Hypothetical	1,000.00	1,023.44	1.79	0.35

338	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

	Beginning Account Value March 1, 2017	Ending Account Value August 31, 2017	Expenses Paid During the Period*	Annualized Expense Ratio
Core Plus Bond Fund
Class A
Actual	$1,000.00	$1,029.40	$3.79	0.74%
Hypothetical	1,000.00	1,021.48	3.77	0.74
Class C
Actual	1,000.00	1,025.80	7.10	1.39
Hypothetical	1,000.00	1,018.20	7.07	1.39
Class I (formerly Select Class)
Actual	1,000.00	1,030.90	2.30	0.45
Hypothetical	1,000.00	1,022.94	2.29	0.45
Class L (formerly Institutional Class)
Actual	1,000.00	1,030.70	2.46	0.48
Hypothetical	1,000.00	1,022.79	2.45	0.48
Class R2
Actual	1,000.00	1,028.50	5.83	1.14
Hypothetical	1,000.00	1,019.46	5.80	1.14
Class R3
Actual	1,000.00	1,029.30	4.50	0.88
Hypothetical	1,000.00	1,020.77	4.48	0.88
Class R4
Actual	1,000.00	1,030.00	3.33	0.65
Hypothetical	1,000.00	1,021.93	3.31	0.65
Class R5
Actual	1,000.00	1,030.70	2.51	0.49
Hypothetical	1,000.00	1,022.74	2.50	0.49
Class R6
Actual	1,000.00	1,031.20	2.00	0.39
Hypothetical	1,000.00	1,023.24	1.99	0.39

Government Bond Fund
Class A
Actual	1,000.00	1,021.10	3.77	0.74
Hypothetical	1,000.00	1,021.48	3.77	0.74
Class C
Actual	1,000.00	1,018.90	6.92	1.36
Hypothetical	1,000.00	1,018.35	6.92	1.36
Class I (formerly Select Class)
Actual	1,000.00	1,023.50	2.40	0.47
Hypothetical	1,000.00	1,022.84	2.40	0.47
Class R2
Actual	1,000.00	1,019.70	5.19	1.02
Hypothetical	1,000.00	1,020.06	5.19	1.02
Class R3
Actual	1,000.00	1,021.80	4.28	0.84
Hypothetical	1,000.00	1,020.97	4.28	0.84
Class R4
Actual	1,000.00	1,021.90	3.01	0.59
Hypothetical	1,000.00	1,022.23	3.01	0.59
Class R6
Actual	1,000.00	1,023.20	1.73	0.34
Hypothetical	1,000.00	1,023.49	1.73	0.34

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	339

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited) (continued)

Hypothetical $1,000 Investment

	Beginning Account Value March 1, 2017	Ending Account Value August 31, 2017	Expenses Paid During the Period	Annualized Expense Ratio
High Yield Fund
Class A
Actual*	$1,000.00	$1,026.00	$5.06	0.99%
Hypothetical*	1,000.00	1,020.21	5.04	0.99
Class C
Actual*	1,000.00	1,023.40	7.60	1.49
Hypothetical*	1,000.00	1,017.69	7.58	1.49
Class I (formerly Select Class)
Actual*	1,000.00	1,027.20	3.78	0.74
Hypothetical*	1,000.00	1,021.48	3.77	0.74
Class R2
Actual*	1,000.00	1,024.50	6.68	1.31
Hypothetical*	1,000.00	1,018.60	6.67	1.31
Class R3
Actual**	1,000.00	1,007.30	0.30	1.08
Hypothetical**	1,000.00	1,019.76	5.50	1.08
Class R4
Actual**	1,000.00	1,007.30	0.23	0.83
Hypothetical**	1,000.00	1,021.02	4.23	0.83
Class R5
Actual*	1,000.00	1,027.40	3.53	0.69
Hypothetical*	1,000.00	1,021.73	3.52	0.69
Class R6
Actual*	1,000.00	1,028.00	3.02	0.59
Hypothetical*	1,000.00	1,022.23	3.01	0.59

Inflation Managed Bond Fund
Class A
Actual*	1,000.00	1,007.40	3.59	0.71
Hypothetical*	1,000.00	1,021.63	3.62	0.71
Class C
Actual*	1,000.00	1,004.20	6.87	1.36
Hypothetical*	1,000.00	1,018.35	6.92	1.36
Class I (formerly Select Class)
Actual*	1,000.00	1,008.10	2.89	0.57
Hypothetical*	1,000.00	1,022.33	2.91	0.57
Class R2
Actual*	1,000.00	1,000.00	—	—
Hypothetical*	1,000.00	1,025.21	—	—
Class R5
Actual*	1,000.00	1,007.60	2.48	0.49
Hypothetical*	1,000.00	1,022.74	2.50	0.49
Class R6
Actual*	1,000.00	1,007.90	2.08	0.41
Hypothetical*	1,000.00	1,023.14	2.09	0.41

Limited Duration Bond Fund
Class A
Actual*	1,000.00	1,011.30	3.45	0.68
Hypothetical*	1,000.00	1,021.78	3.47	0.68
Class C
Actual*	1,000.00	1,008.90	5.97	1.18
Hypothetical*	1,000.00	1,019.26	6.01	1.18
Class I (formerly Select Class)
Actual*	1,000.00	1,012.60	2.18	0.43
Hypothetical*	1,000.00	1,023.04	2.19	0.43
Class R6
Actual*	1,000.00	1,013.60	1.17	0.23
Hypothetical*	1,000.00	1,024.05	1.17	0.23

340	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

	Beginning Account Value March 1, 2017	Ending Account Value August 31, 2017	Expenses Paid During the Period*	Annualized Expense Ratio
Mortgage-Backed Securities Fund
Class A
Actual	$1,000.00	$1,028.20	$3.27	0.64%
Hypothetical	1,000.00	1,021.98	3.26	0.64
Class C
Actual	1,000.00	1,024.50	5.82	1.14
Hypothetical	1,000.00	1,019.46	5.80	1.14
Class I (formerly Select Class)
Actual	1,000.00	1,028.40	1.99	0.39
Hypothetical	1,000.00	1,023.24	1.99	0.39
Class R6
Actual	1,000.00	1,030.10	1.23	0.24
Hypothetical	1,000.00	1,024.00	1.22	0.24

Short Duration Bond Fund
Class A
Actual	1,000.00	1,006.80	4.05	0.80
Hypothetical	1,000.00	1,021.17	4.08	0.80
Class C
Actual	1,000.00	1,004.10	6.57	1.30
Hypothetical	1,000.00	1,018.65	6.61	1.30
Class I (formerly Select Class)
Actual	1,000.00	1,007.90	2.78	0.55
Hypothetical	1,000.00	1,022.43	2.80	0.55
Class R6
Actual	1,000.00	1,009.30	1.52	0.30
Hypothetical	1,000.00	1,023.69	1.53	0.30

JPMorgan Short Duration Core Plus Fund
Class A
Actual	1,000.00	1,018.80	4.53	0.89
Hypothetical	1,000.00	1,020.72	4.53	0.89
Class C
Actual	1,000.00	1,016.30	7.06	1.39
Hypothetical	1,000.00	1,018.20	7.07	1.39
Class I (formerly Select Class)
Actual	1,000.00	1,020.10	3.26	0.64
Hypothetical	1,000.00	1,021.98	3.26	0.64
Class R6
Actual	1,000.00	1,020.90	2.50	0.49
Hypothetical	1,000.00	1,022.74	2.50	0.49

Treasury & Agency Fund
Class A
Actual	1,000.00	1,005.90	3.54	0.70
Hypothetical	1,000.00	1,021.68	3.57	0.70
Class I (formerly Select Class)
Actual	1,000.00	1,007.20	2.28	0.45
Hypothetical	1,000.00	1,022.94	2.29	0.45

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
**	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 10/365 (to reflect the actual period). Commencement of operations was August 21, 2017.

AUGUST 31, 2017	J.P. MORGAN INCOME FUNDS	341

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited)

The Board of Trustees has established various standing committees composed of Trustees with diverse backgrounds, to which the Board of Trustees has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board of Trustees and its investment committees (money market and alternative products, equity, and fixed income) meet regularly throughout the year and consider factors that are relevant to their annual consideration of investment advisory agreements at each meeting. They also meet for the specific purpose of considering investment advisory agreement annual renewals. The Board of Trustees held meetings in person in June and August 2017, at which the Trustees considered the continuation of the investment advisory agreements for each of the Funds whose semi-annual report is contained herein (each an “Advisory Agreement” and collectively, the “Advisory Agreements”). At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment committee reported to the full Board, which then considered the investment committee’s preliminary findings. At the June Board meeting, the Board also approved changes to the name, investment objective, strategy and investment advisory fee for the JPMorgan Short Duration Core Plus Fund effective September 29, 2017. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of any party to the Advisory Agreements or any of their affiliates, approved the continuation of each Advisory Agreement on August 16, 2017.

As part of their review of the Advisory Agreements, the Trustees considered and reviewed performance and other information about the Funds received from the Adviser. This information includes the Funds’ performance as compared to the performance of their peers and benchmarks and analyses by the Adviser of the Funds’ performance. In addition, the Trustees have engaged an independent management consulting firm (“independent consultant”) to report on the performance of certain J.P. Morgan Funds at each of the Trustees’ regular meetings. The Adviser also periodically provides comparative information regarding the Funds’ expense ratios and those of their peer groups. In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Adviser, including performance and expense information compiled by Broadridge, using data from Lipper Inc., independent providers of investment company data (together, “Broadridge/Lipper”). The Trustees’ independent consultant also provided additional analyses of the performance of the Funds, as well as a risk/return assessment of certain Funds as compared to the Fund’s objectives and peers, in connection with the Trustees’ review of the Advisory Agreements. Before voting on the proposed Advisory Agreements, the Trustees reviewed the proposed Advisory

Agreements with representatives of the Adviser, counsel to the Trusts and independent legal counsel and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the proposed Advisory Agreements. The Trustees also discussed the proposed Advisory Agreements in executive sessions with independent legal counsel at which no representatives of the Adviser were present. Set forth below is a summary of the material factors evaluated by the Trustees in determining whether to approve each Advisory Agreement.

The Trustees considered information provided with respect to the Funds over the course of the year. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions. The Trustees determined that the compensation to be received by the Adviser from each Fund under the applicable Advisory Agreement was fair and reasonable and that the continuance of each Advisory Agreement was in the best interests of each Fund and its shareholders.

The factors summarized below were considered and discussed by the Trustees in reaching their conclusions:

Nature, Extent and Quality of Services Provided by the Adviser

The Trustees received and considered information regarding the nature, extent and quality of the services provided to each Fund under the Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. The Trustees considered the background and experience of the Adviser’s senior management and the expertise of, and the amount of attention given to each Fund by, investment personnel of the Adviser. In addition, the Trustees reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund and the infrastructure supporting the team. With respect to the Short Duration Core Plus Fund, the Trustees considered the expertise of the proposed portfolio management team under the proposed strategy for the Fund. The Trustees also considered information provided by the Adviser and JPMorgan Distribution Services, Inc. (“JPMDS”) about the structure and distribution strategy of each Fund. The Trustees reviewed information relating to the Adviser’s risk governance model and reports showing the Adviser’s compliance structure and ongoing compliance processes. The Trustees also considered the quality of administrative services provided by J.P. Morgan Investment Management Inc. in its role as administrator (“JPMIM”).

The Trustees also considered their knowledge of the nature and quality of the services provided by the Adviser and its affiliates

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to the Funds gained from their experience as Trustees of the J.P. Morgan Funds. In addition, they considered the overall reputation and capabilities of the Adviser and its affiliates, the commitment of the Adviser to provide high quality service to the Funds, their overall confidence in the Adviser’s integrity and the Adviser’s responsiveness to questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to each Fund.

Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the investment advisory services provided to the Funds by the Adviser.

Costs of Services Provided and Profitability to the Adviser and its Affiliates

The Trustees received and considered information regarding the profitability to the Adviser and its affiliates in providing services to each Fund. The Trustees reviewed and discussed this data. The Trustees recognized that this data is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Funds, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based upon their review, the Trustees concluded that the profitability to the Adviser under each of the Advisory Agreements was not unreasonable in light of the services and benefits provided to each Fund.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fallout” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Funds. The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser.

The Trustees also considered that JPMDS, an affiliate of the Adviser, and JPMIM earn fees from the Funds for providing shareholder and administrative services, respectively. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the

Funds’ distributor and that these fees are in turn generally paid to financial intermediaries that sell the Funds, including financial intermediaries that are affiliates of the Adviser. The Trustees also considered the fees paid to JPMorgan Chase Bank, N.A. (“JPMCB”) for custody and fund accounting, and other related services.

Economies of Scale

The Trustees considered the extent to which the Funds may benefit from economies of scale. The Trustees considered that there may not be a direct relationship between economies of scale realized by the Funds and those realized by the Adviser as assets increase. The Trustees noted that the proposed investment advisory fee schedule for each Fund does not contain breakpoints, but that the fees remain competitive with peer funds. The Trustees also considered that the Adviser has implemented fee waivers and expense limitations (“Fee Caps”) which allow each Fund’s shareholders to share potential economies of scale from a Fund’s inception. The Trustees also considered that the Adviser has shared economies of scale by adding or enhancing services to the Funds over time, noting the Adviser’s substantial investments in its business in support of the Funds, including investments in trading systems and technology (including cybersecurity improvements), retention of key talent, additions to analyst and portfolio management teams, and regulatory support enhancements. The Trustees also considered whether it would be appropriate to add advisory fee breakpoints and the Trustees concluded that the current fee structure was reasonable in light of the Fee Caps that the Adviser has in place that serve to limit the overall net expense ratios of each Fund at competitive levels. The Trustees concluded that the Funds’ shareholders received the benefits of potential economies of scale through the Fee Caps and the Adviser’s reinvestment in its operations to serve the Funds and their shareholders.

Independent Written Evaluation of the Funds’ Senior/Chief Compliance Officer

The Trustees noted that, upon their direction, the Senior Officer for the Core Bond Fund, Core Plus Bond Fund, Government Bond Fund, High Yield Fund, Limited Duration Bond Fund, Mortgage-Backed Securities Fund, Short Duration Bond Fund, and Treasury & Agency Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. In determining whether to continue the Advisory Agreements, the Trustees considered the Senior Officer’s report.

The Trustees noted that, upon their direction, the Chief Compliance Officer for the Inflation Managed Bond Fund and Short Duration Core Plus Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. The

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(Unaudited) (continued)

Trustees considered the written evaluation in determining whether to continue the Advisory Agreements.

Fees Relative to Adviser’s Other Clients

The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Adviser, including institutional separate accounts and/or funds sub-advised by the Adviser, for investment management styles substantially similar to that of each Fund. The Trustees considered the complexity of investment management for registered mutual funds relative to the Adviser’s other clients and noted differences in the regulatory, legal and other risks and responsibilities of providing services to the different clients. The Trustees considered that serving as an adviser to a registered mutual fund involves greater responsibilities and risks than acting as a sub-adviser and observed that sub-advisory fees may be lower than those charged by the Adviser to each Fund. The Trustees also noted that the adviser, not the mutual fund, pays the sub-advisory fee and that many responsibilities related to the advisory function are retained by the primary adviser. The Trustees concluded that the fee rates charged to each Fund in comparison to those charged to the Adviser’s other clients were reasonable.

Investment Performance

The Trustees received and considered absolute and/or relative performance for the Funds in a report prepared by Broadridge/Lipper. The Trustees considered the total return performance information, which included the ranking of the Funds within a performance universe made up of funds with the same Broadridge/Lipper investment classification and objective (the “Universe”), as well as a sub-set of funds within the Universe (the “Peer Group”), by total return for applicable one-, three- and five-year periods. The Trustees reviewed a description of Broadridge/Lipper’s methodology for selecting mutual funds in each Fund’s Peer Group and Universe. The Broadridge/Lipper materials provided to the Trustees highlighted information with respect to certain representative classes to assist the Trustees in their review. As part of this review, the Trustees also reviewed each Fund’s performance against its benchmark and considered the performance information provided for the Funds at regular Board meetings by the Adviser and the Trustees’ independent consultant and also considered the special analysis prepared by the Trustees’ independent consultant. For certain Funds, the Trustees and Adviser determined that the Peer Group and/or Universe were less meaningful and the independent consultant prepared an analysis of those Funds across various risk and return metrics including tracking error, volatility, total/excess return versus various indices and customized peer groups of funds with similar portfolio objectives (as selected by the independent consultant). The Broadridge/Lipper performance data noted by the Trustees as part of their review and the determinations made by the

Trustees with respect to each Fund’s performance for certain representative classes are summarized below:

The Trustees noted that the Core Bond Fund’s performance for Class A shares was in the fifth quintile based upon the Peer Group, and in the fifth, fourth and fourth quintiles based upon the Universe for the one-, three-, and five-year periods ended December 31, 2016, respectively. The Trustees noted that the performance for Class I shares was in the fifth quintile based upon the Peer Group, and in the fourth, third and third quintiles based upon the Universe, for the one-, three-, and five-year periods ended December 31, 2016, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was reasonable. They requested, however, that the Fund’s Adviser provide additional Fund performance information to be reviewed with the fixed income committee at each of their regularly scheduled meetings over the course of the next year.

The Trustees noted that the Core Plus Bond Fund’s performance for Class A shares was in the fourth, second, and third quintiles based upon the Peer Group, and in the third, second and third quintiles based upon the Universe, for the one-, three-, and five-year periods ended December 31, 2016, respectively. The Trustees noted that the performance for Class I shares was in the third, third, and first quintiles based upon the Peer Group, and in the third, second and second quintiles based upon the Universe, for the one-, three-, and five-year periods ended December 31, 2016, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was reasonable.

The Trustees noted that the Government Bond Fund’s performance for Class A shares was in the second, first, and second quintiles based upon the Peer Group, and in the first, first, and second quintiles based upon the Universe, for the one-, three-, and five-year periods ended December 31, 2016, respectively. The Trustees noted that the performance for Class I shares was in the second, first and third quintiles based upon the Peer Group, and in the first quintile based upon the Universe, for the one-, three-, and five-year periods ended December 31, 2016, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was reasonable.

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The Trustees noted that the High Yield Fund’s performance for Class A shares was in the fourth, third and fourth quintiles based upon the Peer Group, and in the third quintile based upon the Universe, for the one-, three-, and five-year periods ended December 31, 2016, respectively. The Trustees noted that the performance for Class I shares was in the fourth, third and fourth quintiles based upon the Peer Group, and in the third, second and third quintiles based on the Universe, for the one-, three-, and five-year periods ended December 31, 2016, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was reasonable. They requested, however, that the Fund’s Adviser provide additional Fund performance information to be reviewed with the fixed income committee at each of their regularly scheduled meetings over the course of the next year.

The Trustees noted that the Inflation Managed Bond Fund’s performance for Class A shares was in the fifth, fourth and first quintiles based upon the Peer Group, and in the fourth, fourth and first quintiles based upon the Universe, for the one-, three- and five-year periods ended December 31, 2016, respectively. The Trustees noted that the performance for Class I shares was in the fifth, fourth and first quintiles based upon the Peer Group, and in the fourth, third and first quintiles based upon the Universe, for the one-, three-, and five-year periods ended December 31, 2016, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was reasonable.

The Trustees noted that the Limited Duration Bond Fund’s performance for Class A shares was in the fifth, fourth, and second quintiles based upon both the Peer Group and Universe, for the one-, three-, and five-year periods ended December 31, 2016, respectively. The Trustees noted that the performance for Class I shares was in the fourth, third and second quintiles based upon the Universe, for the one-, three-, and five-year periods ended December 31, 2016, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the performance was reasonable.

The Trustees noted that the Mortgage-Backed Securities Fund’s performance for Class A shares was in the second, fourth and third quintiles based upon the Peer Group, and in the second, fourth and second quintiles based upon the Universe, for the one-, three-, and five-year periods ended December 31, 2016, respectively. The Trustees noted that performance for Class I shares was in the second quintile based upon the Universe for the one-, three-, and five-year periods ended December 31, 2016. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was reasonable.

The Trustees noted that, based upon the Universe, the Short Duration Bond Fund’s performance was in the second, third, and second quintiles for Class A shares, and in the second, second and first quintiles for Class I shares for the one-, three-, and five-year periods ended December 31, 2016, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was reasonable.

The Trustees noted that the Short Duration Core Plus Fund’s performance for Class A shares was in the second quintile based upon the Peer Group, and in the fifth and fourth quintiles based upon the Universe for the one- and three-year periods ended December 31, 2016, respectively. The Trustees noted that the performance for Class I shares was in the first quintile for the one-year period ended December 31, 2016 based upon the Peer Group, and in the fifth and fourth quintiles based upon the Universe, for the one- and three-year periods ended December 31, 2016, respectively. The Trustees discussed the performance and investment strategy of the Fund, including changes to the strategy to take effect on September 29, 2017 with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was reasonable.

The Trustees noted that, based upon the Universe, the Treasury & Agency Fund’s performance was in the fifth, fourth and fifth quintiles for Class A shares, and in the fourth, fourth and third quintiles for Class I shares, for the one-, three-, and five-year periods ended December 31, 2016, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, including the liquidation of the Fund on or about December 8, 2017, the Trustees concluded that the Fund’s performance was reasonable.

Advisory Fees and Expense Ratios

The Trustees considered the contractual advisory fee rate paid by each Fund to the Adviser and compared that rate to the

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(Unaudited) (continued)

information prepared by Broadridge/Lipper concerning management fee rates paid by other funds in the same Broadridge/Lipper category as each Fund. The Trustees recognized that Broadridge/Lipper reported each Fund’s management fee rate as the combined contractual advisory fee and administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for each Fund. The Trustees considered the fee waiver and/or expense reimbursement arrangements currently in place for each Fund and considered the net advisory fee rate after taking into account any waivers and/or reimbursements. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determinations as a result of the review of each Fund’s advisory fees and expense ratios for certain representative classes are summarized below:

The Trustees noted that the Core Bond Fund’s net advisory fee for Class A shares was in the second and third quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses for Class A shares were in the second quintile based upon both the Peer Group and Universe. The Trustees noted that the net advisory fee for Class I shares was in the second and third quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses for Class I shares were in the first and second quintiles based upon the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fees were reasonable.

The Trustees noted that the Core Plus Bond Fund’s net advisory fee for Class A shares was in the second and third quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses for Class A shares were in the second and first quintile based upon the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class I shares was in the second and third quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses for Class I shares were in the first and second quintiles based upon the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fees were reasonable.

The Trustees noted that the Government Bond Fund’s net advisory fee for Class A shares was in the second quintile based upon both the Peer Group and Universe, and that the actual total expenses for Class A shares were in the first quintile based upon both the Peer Group and Universe. The Trustees noted that the net advisory fee for Class I shares was in the first and second quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses for Class I shares were in the first quintile based upon both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fees were reasonable.

The Trustees noted that the High Yield Fund’s net advisory fee for Class A shares was in the fourth quintile based upon both the Peer Group and Universe, and that the actual total expenses for Class A shares were in the fifth and second quintiles based upon the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class I shares was in the fifth and fourth quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses for Class I shares were in the second and third quintiles based upon the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fees were reasonable.

The Trustees noted that the Inflation Managed Bond Fund’s net advisory fee and actual total expenses for Class A shares were in the fifth and first quintiles, respectively, based upon both the Peer Group and Universe. The Trustees noted that the net advisory fee for Class I shares was in the fourth and fifth quintiles based upon the Peer Group and Universe, respectively, and that the actual total expenses for Class I shares were in the second and third quintiles based upon the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fees were reasonable.

The Trustees noted that the Limited Duration Bond Fund’s net advisory fee and actual total expenses for Class A shares were in the first quintile based upon both the Peer Group and Universe. The Trustees noted that the net advisory fee and actual total expenses for Class I shares were in the second and first quintiles, respectively, based upon the Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fees were reasonable.

The Trustees noted that the Mortgage-Backed Securities Fund’s net advisory fee and actual total expenses for Class A shares were in the first quintile based upon both the Peer Group and Universe, and that the net advisory fee and actual total expenses for Class I shares were in the first quintile based upon the Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was reasonable.

The Trustees noted that the Short Duration Bond Fund’s net advisory fee for Class A shares was in the second and first quintiles based upon the Peer Group and Universe, respectively, and that actual total expenses for Class A shares were in the second quintile based upon both the Peer Group and Universe. The Trustees noted that the net advisory fee and actual total expenses for Class I shares were in the second quintile based upon the Universe. After considering the factors identified

346	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2017

above, in light of this information, the Trustees concluded that the advisory fees were reasonable.

The Trustees noted that the Short Duration Core Plus Fund’s net advisory fee and actual total expenses for both Class A and Class I shares were in the first quintile based upon both the Peer Groups and Universe. After considering the factors identified above, including changes to the Fund’s contractual advisory fee and Fee Caps effective September 29, 2017, in light of this information, the Trustees concluded that the advisory fee was reasonable.

The Trustees noted that the Treasury & Agency Fund’s net advisory fee and actual total expenses for Class A shares were in the first quintile based upon both the Peer Group and Universe. The Trustees noted that the net advisory fee for Class I shares was in the first quintile based upon both the Peer Group and Universe, and that the actual total expenses were in the first and second quintiles based upon the Peer Group and Universe, respectively. The Trustees also considered the contractual advisory fee and estimated total expenses that would be effect beginning September 29, 2017 for Class A and Class I Shares against peers that use a strategy similar to the Fund’s proposed strategy effective September 29, 2017. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was reasonable.

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J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Funds’ website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management businesses of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2017. All rights reserved. August 31, 2017.	SAN-INC2-817

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 12(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable to a semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)	(1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i)	Has at least one audit committee financial expert serving on its audit committee; or

(ii)	Does not have an audit committee financial expert serving on its audit committee.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i)	Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii)	Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable to a semi-annual report.

ITEM  4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

Not applicable to a semi-annual report.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not applicable to a semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable to a semi-annual report.

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the

Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the last fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust II

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
November 1, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
November 1, 2017

By:	/s/ Laura M. Del Prato
Laura M. Del Prato
Treasurer and Principal Financial Officer
November 1, 2017